UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

MAY 31, 2014

Specialty Equity

TOLZ  DJ Brookfield Global Infrastructure ETF

PEX  Global Listed Private Equity ETF

CSM  Large Cap Core Plus

Dividend Growers

NOBL   S&P 500 Aristocrats ETF

Hedged Fixed Income

HYHG  High Yield–Interest Rate Hedged

IGHG  Investment Grade–Interest Rate Hedged

Global Fixed Income

COBO  USD Covered Bond

GGOV  German Sovereign/Sub-Sovereign ETF

EMSH  Short Term USD Emerging Markets Bond ETF

Hedge Strategies

HDG  Hedge Replication ETF

MRGR  Merger ETF

RALS  RAFI® Long/Short

Inflation

RINF  30 Year TIPS/TSY Spread

FINF  Short 30 Year TIPS/TSY Spread

UINF  UltraPro 10 Year TIPS/TSY Spread

SINF  UltraPro Short 10 Year TIPS/TSY Spread

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

TWQ  UltraShort Russell3000

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

FINZ  UltraPro Short Financials

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort FTSE Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

UWC  Ultra Russell3000

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

FINU  UltraPro Financials

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra FTSE Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Management Discussion of Fund Performance
CXXX	Expense Examples
1	Schedule of Portfolio Investments
2	Specialty Equity
9	Dividend Growers
11	Hedged Fixed Income
21	Global Fixed Income
28	Hedge Strategies
37	Inflation
45	Geared
266	Statements of Assets and Liabilities
288	Statements of Operations
310	Statements of Changes in Net Assets
352	Financial Highlights
410	Notes to Financial Statements
458	Report of Independent Registered Public Accounting Firm
459	Board Approval of Investment Advisory Agreement
460	Federal Tax Information
460	Proxy Voting & Quaterly Portfolio Holdings Information
461	Trustees and Officers of ProShares Trust

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Annual Report for the 12 months ended May 31, 2014.

Stock markets charge ahead

Stock markets around the world posted strong gains for the 12 months ended May 31, 2014. The MSCI All Country World Index ex-US rose 15.0%, and the MSCI EAFE Index, which tracks developed markets outside North America, was up 18.5%. European stocks were the strongest performers, up 23.8%, as measured by the MSCI Europe Index. Economic recovery in the Eurozone, while fragile, is picking up. Consumer and business confidence is rising across much of the region. In fact, economic sentiment is at its highest level in three years.

U.S. equity markets enjoyed a robust rally, reaching new record highs. Large-cap stocks, as measured by the S&P 500®, rose 20.4%. Small- and mid-cap stocks, as measured by the Russell 2000® and the S&P Mid Cap 400®, were up 16.8% and 18.0%, respectively. Despite a weak first quarter, U.S. economic growth is picking up steam and the job market is improving. This has supported continued stock market strength in the United States.

All 10 Dow Jones U.S. Industry IndexesSM climbed double digits during the 12 months ended May 31, 2014. Health Care, Technology, Industrials and Basic Materials led the pack, up 25.8%, 24.8%, 23.7% and 22.6%, respectively. Telecom, Financials and Consumer Goods were the "laggards," up 10.7%, 14.5% and 16.3%, respectively.

Emerging markets were weak in comparison with developed markets, with the MSCI Emerging Markets Index up 4.6% after a year marked by many ups and downs. Investor sentiment was dominated by the prospect of the U.S. Federal Reserve beginning to withdraw monetary stimulus, which had provided key support to emerging market economies for years. News of continued

economic slowdown in China and geopolitical tensions between Russia and NATO countries over Ukraine also weighed on sentiment.

Bond markets mixed

Bond markets were mixed for the 12-month period. Corporate credit markets posted solid gains, with high yield bonds up 7.0%, as measured by the Markit iBoxx $ Liquid High Yield Index, and investment grade bonds up 5.4%, as measured by the Markit iBoxx $ Liquid Investment Grade Index. This reflects investor confidence in the trajectory of U.S. economic growth. Treasurys posted more modest returns, with the Ryan Labs Treasury 5 Year and 10 Year Indexes both up 0.7%, and the Ryan Labs Treasury 30 Year index up 3.2%.

ProShares alternative ETF lineup expands

During the period, ProShares continued to expand its lineup of alternative ETFs. New funds include: an ETF focused on the S&P 500 companies that have grown their dividends every year for at least 25 years (NOBL); an investment grade bond ETF with a built-in hedge against rising interest rates (IGHG); a short term emerging market bond ETF (EMSH); and a pure-play global infrastructure ETF (TOLZ).

We appreciate your continued trust and confidence in ProShares.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

MANAGEMENT DISCUSSION
OF FUND PERFORMANCE

II :: MAY 31, 2014 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

Investment Strategies and Techniques:

One hundred and twenty (120) ProShares exchange-traded funds ("ETFs") were in existence for the entire period covered by this annual report. Four (4) ETFs were launched during this period (each ProShares ETF, a "Fund" and, collectively, the "Funds").

Certain Funds are designed to match, before fees and expenses, the performance of an underlying index1 both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds").2

All other ProShares are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") in the sense that each seeks daily investment results that, before fees and expenses, correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the Fund's stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund's index for that period. During periods of higher market volatility, the volatility of a Fund's index may affect the Fund's return as much as or more than the return of the index.

ProShare Advisors LLC ("PSA"), the Funds' investment adviser, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its index.

PSA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PSA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than the ProShares USD Covered Bond, ProShares German Sovereign/Sub-Sovereign ETF, ProShares Short Term USD Emerging Markets Bond ETF, ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity and ProShares S&P 500 Aristocrats ETF, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments ("derivatives"). The use of these techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PSA) and increased correlationrisk (i.e., the Fund's ability to achieve a high degree of correlation with its index). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Year Ended May 31, 20143:

Primary factors affecting Fund performance include the following: the total return of the Fund's index; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; stock dividends and bond yields paid or earned by the Fund associated with the components of the underlying index; the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and, in the case of the Geared Funds, the volatility of the Fund's index (and its impact on compounding).

•  Index Performance: The performance of each Fund's index and, in turn, the factors and market conditions affecting that index are principal factors driving Fund performance.4

•  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of its index return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the index return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher index volatility, compounding will cause Fund performance for periods longer than a single day to be worse than the multiple, inverse or inverse multiple, as applicable, of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility (particularly when combined with large positive or large negative index returns), Fund performance over longer periods can be better than the multiple, inverse or inverse multiple, as applicable, of the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) interest and dividends paid with respect to the securities in the index. Longer holding periods, higher index volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher index volatility, the volatility of an index may affect a Fund's return as much as or more than the return of its index.

  Daily volatility for the U.S. equity markets decreased from a year ago. The volatility for the S&P 500 for the year ended May 31, 2014, was 11.2%, which was lower than the prior year's volatility of 12.6%. The volatility of each index utilized by a Geared Fund is shown below.

1  The term "index" as used herein includes the Merrill Lynch Factor Model-Exchange Series benchmark.

2  As of May 31, 2014, the Matching Funds are: ProShares USD Covered Bond (COBO); ProShares German Sovereign/Sub-Sovereign ETF (GGOV); ProShares High Yield-Interest Rate Hedged (HYHG); ProShares Investment Grade-Interest Rate Hedged (IGHG); ProShares Short Term USD Emerging Markets Bond ETF (EMSH); ProShares DJ Brookfield Global Infrastructure ETF (TOLZ); ProShares Global Listed Private Equity ETF (PEX); ProShares Hedge Replication ETF (HDG); ProShares Large Cap Core Plus (CSM); ProShares Merger ETF (MRGR); ProShares RAFI® Long/Short (RALS); ProShares S&P 500 Aristocrats ETF (NOBL); and ProShares 30 Year TIPS/TSY Spread (RINF).

3  Past performance is not a guarantee of future results.

4  Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds. Performance for each Fund will generally differ from the Fund's index performance.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MAY 31, 2014 :: III

Underlying Index	One Year Index Volatility or Since Inception of the Funds*
NASDAQ Biotechnology Index®	25.7%
MSCI Brazil 25/50 Index®	23.3%
MSCI Mexico IMI 25/50 Index®	21.2%
FTSE China 25 Index®	20.3%
MSCI Japan Index®	19.8%
KBW Regional Banking IndexSM	17.7%
Russell 2000® Growth Index	17.4%
Dow Jones U.S. SemiconductorsSM Index	15.9%
Russell 2000® Index	15.7%
Dow Jones U.S. Real Estate Index	14.8%
S&P SmallCap 600® Index	14.8%
Dow Jones U.S. Select TelecommunicationsSM Index	14.5%
Russell 2000® Value Index	14.3%
MSCI Emerging Markets Index®	13.6%
Dow Jones U.S. Basic MaterialsSM Index	13.5%
S&P MidCap 400® Index	13.5%
Dow Jones U.S. FinancialsSM Index	13.4%
NASDAQ-100® Index	13.4%
Dow Jones U.S. Health CareSM Index	13.4%
Russell Midcap® Growth Index	13.2%
Dow Jones U.S. IndustrialsSM Index	13.1%
FTSE Developed Europe Index®	13.1%
Dow Jones U.S. Technology Index	13.1%
MSCI Pacific ex-Japan Index®	13.0%
Dow Jones U.S. Oil & GasSM Index	12.8%
Dow Jones U.S. Consumer ServicesSM Index	12.6%
Dow Jones U.S. UtilitiesSM Index	12.4%
Russell Midcap® Value Index	12.0%
Russell 1000® Growth Index	11.8%
Barclays U.S. 20+ Year Treasury Bond Index	11.7%
MSCI EAFE Index®	11.6%
Russell 3000® Index	11.6%
S&P 500® Index	11.2%
Credit Suisse 130/30 Large Cap Index	11.2%
Russell 1000® Value Index	11.2%
Dow Jones U.S. Consumer GoodsSM Index	11.1%
Dow Jones Industrial AverageSM Index	10.7%
S&P 500® Dividend Aristocrats® Index*	10.6%
LPX Direct Listed Private Equity Index	10.6%
Credit Suisse 30-Year Inflation Breakeven Index	7.1%
Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index	6.9%
Barclays U.S. 7-10 Year Treasury Bond Index	5.9%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	5.7%
Markit iBoxx $ Liquid Investment Grade Index	5.1%
Dow Jones Brookfield Global Infrastructure Composite Index*	5.0%
Citi High Yield (Treasury Rate-Hedged) Index	4.7%
RAFI® U.S. Equity Long/Short Index	4.5%
Merrill Lynch Factor Model® — Exchange Series	3.5%
Markit iBoxx $ Liquid High Yield Index	3.4%
Barclays U.S. 3-7 Year Treasury Bond Index	3.2%
S&P Merger Arbitrage Index	3.1%
DBIQ Short Duration Emerging Market Bond Index*	3.1%
Credit Suisse 10-Year Inflation Breakeven Index	2.9%
Solactive® Diversified USD Covered Bond Index	1.5%
Citi Corporate Investment Grade (Treasury Rate-Hedged) Index*	1.5%

IV :: MAY 31, 2014 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

•  Financing Rates Associated with Swap Agreements: The performance of Funds that use swap agreements was impacted by the related financing costs. Swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate ("LIBOR") plus or minus a negotiated spread. The one-week LIBOR declined from 0.16% at to 0.12% during the fiscal year. The one-month LIBOR also declined during the fiscal year from 0.19% to 0.15%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying index was positively impacted by capturing the dividend or income yield associated with the underlying index (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying index was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the index.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose indexes are more volatile, have a larger daily multiple, have an inverse or inverse multiple, invest in foreign securities, and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds' indexes.

•  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its underlying index. Certain Funds may obtain exposure to only a representative sample of the securities of its index and may not have investment exposure to all securities of the index or may have weightings that are different from that of its index.

  In addition, certain Funds invested in swap agreements based on ETFs that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MAY 31, 2014 :: V

SPECIALTY EQUITY PROSHARES

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results that, before fees and expenses, track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). From inception on March 25, 2014 to May 31, 2014, the Fund had a total return of 7.59%1. For the same period, the Index had a total return of 7.79%2 and a volatility of 4.99%. For the period, the Fund had an average daily volume of 4,656 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

As the ProShares DJ Brookfield Global Infrastructure ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares DJ Brookfield Global Infrastructure ETF	0.90%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated March 24, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Grid PLC	8.0%
American Tower Corp.	3.8%
Enbridge, Inc.	3.7%
Enterprise Products Partners LP	3.2%
TransCanada Corp.	3.1%

Dow Jones Brookfield Global Infrastructure Composite Index – Composition

% of Index
Utilities	38.4%
Energy	36.6%
Financials	7.3%
Industrials	6.8%
Consumer, Non-cyclical	5.7%
Communications	4.4%
Diversified	0.5%
Consumer, Cyclical	0.3%

Dow Jones Brookfield Global Infrastructure Composite Index – Country

% of Index
United States	50.5%
United Kingdom	11.6%
Canada	10.2%
Other	7.8%
Spain	4.4%
Australia	4.0%
Italy	3.8%
Hong Kong	3.0%
France	2.4%
Luxembourg	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VI :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results that, before fees and expenses, track the performance of the LPX Direct Listed Private Equity Index (the "Index"). For the year ended May 31, 2014, the Fund had a total return of 20.03%1. For the same period, the Index had a total return of 21.43%2 and a volatility of 10.56%. For the period, the Fund had an average daily volume of 885 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assts of the company.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Global Listed Private Equity ETF from February 26, 2013 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/26/13)
ProShares Global Listed Private Equity ETF	20.03%	17.51%
LPX Direct Listed Private Equity Index	21.43%	18.70%
S&P 500 Index	20.45%	24.71%

Expense Ratios**

Fund	Gross	Net
ProShares Global Listed Private Equity ETF	7.00%	3.13%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3i Group PLC	11.0%
Onex Corp.	10.0%
Ares Capital Corp.	9.5%
Wendel S.A.	8.0%
Apollo Investment Corp.	4.5%

LPX Direct Listed Private Equity Index – Country

% of Index
United States	61.5%
United Kingdom	14.6%
France	9.5%
Germany	3.8%
Greece	3.0%
Belgium	2.3%
Sweden	1.7%
Malta	1.6%
Switzerland	1.4%
Canada	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: GLOBAL LISTED PRIVATE EQUITY ETF VII

ProShares Large Cap Core Plus (the "Fund") seeks investment results that, before fees and expenses, track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). For the year ended May 31, 2014, the Fund had a total return of 23.59%1. For the same period, the Index had a total return of 24.37%2 and a volatility of 11.18%. For the period, the Fund had an average daily volume of 22,739 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization by applying a rules-based ranking and weighting methodology. The Index intends to provide representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Large Cap Core Plus from July 13, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (7/13/09)
ProShares Large Cap Core Plus	23.59%	20.07%
Credit Suisse 130/30 Large Cap Index	24.37%	21.25%
S&P 500 Index	20.45%	19.30%

Expense Ratios**

Fund	Gross	Net
ProShares Large Cap Core Plus	1.09%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements (Long)	33%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.1%
Exxon Mobil Corp.	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
Microsoft Corp.	1.2%
Johnson & Johnson	1.0%

Credit Suisse 130/30 Large Cap Index – Composition

% of Index
Financials	19.9%
Consumer, Non-cyclical	18.5%
Technology	12.5%
Consumer, Cyclical	11.2%
Industrials	10.6%
Energy	9.5%
Communications	8.4%
Utilities	5.7%
Basic Materials	3.5%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VIII :: CSM LARGE CAP CORE PLUS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

DIVIDEND GROWERS PROSHARES

ProShares S&P 500 Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). From inception on October 9, 2013 to May 31, 2014, the Fund had a total return of 14.79%1. For the same period, the Index had a total return of 15.11%2 and a volatility of 10.63%. For the period, the Fund had an average daily volume of 68,208 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares S&P 500 Aristocrats ETF from October 9, 2013 to May 31, 2014, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/14

Fund	Since Inception (10/09/13)
ProShares S&P 500 Aristocrats ETF	14.79%
S&P 500® Dividend Aristocrats® Index	15.11%
S&P 500 Index	17.68%

Expense Ratios**

Fund	Gross	Net
ProShares S&P 500 Aristocrats ETF	0.78%	0.35%

**Reflects the expense ratio as reported in the Prospectus dated October 7, 2013. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	2.0%
Walgreen Co.	2.0%
Stanley Black & Decker, Inc.	2.0%
McGraw Hill Financial, Inc.	2.0%
Cintas Corp.	1.9%

S&P 500 Dividend Aristocrats Index – Composition

% of Index
Consumer, Non-cyclical	39.2%
Consumer, Cyclical	16.5%
Industrials	14.8%
Basic Materials	11.1%
Financials	11.1%
Energy	3.7%
Communications	1.8%
Utilities	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: S&P 500 ARISTOCRATS ETF IX

HEDGED FIXED INCOME PROSHARES

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results that, before fees and expenses, track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). For the year ended May 31, 2014, the Fund had a total return of 5.15%1. For the same period, the Index had a total return of 6.14%2 and a volatility of 4.65%. For the period, the Fund had an average daily volume of 13,298 and an average daily statistical correlation of 0.98 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is comprised of (a) long positions in USD-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that are: fixed rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Financial Services, LLC ("S&P"); and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

During the year ended May 31, 2014, the Fund invested in futures contracts as a substitute for taking short positions in Treasury Securities. These derivatives generally tracked the performance of their underlying index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares High Yield-Interest Rate Hedged from May 21, 2013 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (5/21/13)
ProShares High Yield-Interest Rate Hedged	5.15%	4.08%
Citi High Yield (Treasury Rate-Hedged) Index	6.14%	5.17%
Markit iBoxx $ Liquid High Yield Index	5.51%	5.36%

Expense Ratios**

Fund	Gross	Net
ProShares High Yield-Interest Rate Hedged	5.89%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(92%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Biomet, Inc., 6.50%, due 08/01/20	1.5%
First Data Corp., 12.63%, due 01/15/21	1.5%
Denbury Resources, Inc., 4.63%, due 07/15/23	1.5%
Valeant Pharmaceuticals International, Inc., 7.50%, due 07/15/21	1.4%
T-Mobile USA, Inc., 6.25%, due 04/01/21	1.3%

Citi High Yield (Treasury Rate-Hedged) Index – High Yield Bond Composition

% of High Yield Bonds
Industrials	82.6%
Utilities	9.9%
Financials	5.6%
Other	1.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

X :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). From the inception on November 5, 2013 to May 31, 2014, the Fund had a total return of 3.24%1. For the same period, the Index had a total return of 4.02%2 and a volatility of 1.51%. For the period, the Fund had an average daily volume of 10,507 and an average daily statistical correlation of 0.85 to the daily performance of the Index.3

The Fund takes positions in debt securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment grade bonds.

During the period, the Fund invested in futures contracts as a substitute for taking short positions in Treasury Securities. These derivatives generally tracked the performance of their underlying index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Investment Grade-Interest Rate Hedged from November 5, 2013 to May 31, 2014, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/14

Fund	Since Inception (11/05/13)
ProShares Investment Grade-Interest Rate Hedged	3.24%
Citi Corporate Investment Grade (Treasury Rate-Hedged) Index	4.02%
Markit iBoxx $ Liquid Investment Grade Index	4.70%

Expense Ratios**

Fund	Gross	Net
ProShares Investment Grade-Interest Rate Hedged	0.80%	0.30%

**Reflects the expense ratio as reported in the Prospectus dated November 4, 2013. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Goldman Sachs Group, Inc. (The), 6.13%, due 02/15/33	1.7%
Citigroup, Inc., 3.88%, due 10/25/23	1.6%
Wachovia Bank N.A., 6.60%, due 01/15/38	1.4%
UBS AG/CT, 7.63%, due 08/17/22	1.4%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1.4%

Citi Corporate Investment Grade (Treasury Rate-Hedged) Index – Composition

% of High Yield Bonds
Industrials	58.5%
Financials	31.9%
Utilities	9.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: INVESTMENT GRADE—INTEREST RATE HEDGED XI

GLOBAL FIXED INCOME PROSHARES

ProShares USD Covered Bond (the "Fund") seeks investment results that, before fees and expenses, track the performance of the Solactive® Diversified USD Covered Bond Index (the "Index")**. For the year ended May 31, 2014, the Fund had a total return of 0.97%1. For the same period, the Index had a total return of 1.60%2 and a volatility of 1.52%. For the period, the Fund had an average daily volume of 537 and an average daily statistical correlation of 0.98 to the daily performance of the Index.3

The Fund takes positions in securities that, in combination, should have similar return characteristics as the Index. The Index, published by Solactive AG, seeks to track the performance of U.S. dollar-denominated Covered Bonds that are generally rated "AAA" (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index. The Covered Bonds must be denominated in USD, have a fixed-rate coupon, have at least 18 months to maturity, have USD 1 billion or more of outstanding face amount and a minimum denomination no greater than $250,000, be either registered with the Securities and Exchange Commission or eligible for resale under Rule 144A under the Securities Act of 1933, and satisfy the liquidity criteria applicable to the Index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares USD Covered Bond from May 21, 2012 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (5/21/12)
ProShares USD Covered Bond	0.97%	1.79%
Solactive Diversified USD Covered Bond Index**	1.60%	2.24%
Barclays U.S. 1-3 Year Treasury Bond Index	0.74%	0.58%

Expense Ratios***

Fund	Gross	Net
ProShares USD Covered Bond	1.01%	0.35%

**On January 17, 2014, the Fund changed its underlying index from the BNP Paribas Diversified USD Covered Bond IndexTM ("Prior Index") to the Index. This change was effected due to the planned retirement of the Prior Index and did not result in any material changes to index methodology. The Index has adopted the historical data of the Prior Index for dates prior to January 17, 2014.

***Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Toronto-Dominion Bank (The), 1.50%, due 03/13/17	6.6%
Royal Bank of Canada, 2.00%, due 10/01/18	6.1%
Canadian Imperial Bank of Commerce, 2.75%, due 01/27/16	4.7%
DNB Boligkreditt AS, 1.45%, due 03/21/18	4.7%
Nordea Eiendomskreditt AS, 2.13%, due 09/22/16	4.7%

Solactive Diversified USD Covered Bond Index – Country

% of Index
Canada	39.7%
Australia	21.9%
Norway	11.1%
Sweden	10.0%
United Kingdom	5.4%
Switzerland	5.2%
France	3.7%
Netherlands	1.8%
Germany	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the net asset value ("NAV") of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XII :: COBO USD COVERED BOND :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results that, before fees and expenses, track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). For the year ended May 31, 2014, the Fund had a total return of 6.72%1. For the same period, the Index had a total return of 7.67%2 and a volatility of 6.91%. For the period, the Fund had an average daily volume of 4,754 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities that, in combination, should have similar return characteristics as the Index. The Index, published by Markit Group Limited, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated "Investment Grade" or higher (based on an average of ratings issued by Moody's Investor Services, Inc., Standard & Poor's Ratings Services and/or Fitch, Inc., have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least 18 months.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares German Sovereign/Sub-Sovereign ETF from January 24, 2012 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (1/24/12)
ProShares German Sovereign/ Sub-Sovereign ETF	6.72%	4.76%
Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index	7.67%	5.51%
Barclays U.S. 3-7 Year Treasury Bond Index	0.94%	1.14%

Expense Ratios**

Fund	Gross	Net
ProShares German Sovereign/ Sub-Sovereign ETF	2.89%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	97%
Total Exposure	97%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
KFW, 1.63%, due 01/15/21	4.8%
KFW, 0.88%, due 03/18/19	4.8%
Bundesrepublik Deutschland, 1.75%, due 07/04/22	4.8%
KFW, 3.38%, due 01/18/21	4.7%
KFW, 1.13%, due 10/16/18	4.7%

Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index – Composition

% of Index
Sub-Sovereigns	76.0%
Sovereigns	24.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: GERMAN SOVEREIGN/SUB-SOVEREIGN ETF XIII

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). From the inception on November 19, 2013 to May 31, 2014, the Fund had a total return of 3.83%1. For the same period, the Index had a total return of 4.12%2 and a volatility of 3.06%. For the period, the Fund had an average daily volume of 1,689 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities that should have similar return characteristics as the Index. The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Term USD Emerging Markets Bond ETF from November 19, 2013 to May 31, 2014, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/14

Fund	Since Inception (11/19/13)
ProShares Short Term USD Emerging Markets Bond ETF	3.83%
DBIQ Short Duration Emerging Market Bond Index	4.12%
JPMorgan EMBI Global Core Index	6.04%

Expense Ratios**

Fund	Gross	Net
ProShares Short Term USD Emerging Markets Bond ETF	1.01%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated November 18, 2013. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	97%
Total Exposure	97%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Colombia Government International Bond, 7.38%, due 01/27/17	3.5%
Power Sector Assets & Liabilities Management Corp., 6.88%, due 11/02/16	2.8%
Croatia Government International Bond, 6.25%, due 04/27/17	2.3%
Qatar Government International Bond, 4.00%, due 01/20/15	2.3%
Mexico Government International Bond, 5.63%, due 01/15/17	2.2%

DBIQ Short Duration Emerging Market Bond Index – Country

% of Index
Other	25.6%
Bolivarian Republic of Venezuela	10.3%
Ukraine	10.1%
Brazil	9.7%
Russian Federation	9.5%
Turkey	9.0%
Mexico	8.7%
Indonesia	6.8%
Qatar	6.4%
Colombia	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XIV :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

HEDGE STRATEGIES PROSHARES

ProShares Hedge Replication ETF (the "Fund") seeks investment results that, before fees and expenses, track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). For the year ended May 31, 2014, the Fund had a total return of 3.49%1. For the same period, the Benchmark had a total return of 4.40%2 and a volatility of 3.49%. For the period, the Fund had an average daily volume of 9,296 and an average daily statistical correlation of over 0.99 to the daily performance of the Benchmark.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Benchmark. The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the Factors of the Benchmark. These derivatives generally tracked the performance of their underlying benchmark and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedge Replication ETF from July 12, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (7/12/11)
ProShares Hedge Replication ETF	3.49%	1.72%
Merrill Lynch Factor Model — Exchange Series Benchmark	4.40%	2.67%
S&P 500 Index	20.45%	16.66%

Expense Ratios**

Fund	Gross	Net
ProShares Hedge Replication ETF	1.63%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	16%
U.S. Treasury Bill	65%
Swap Agreements (Long)	19%
Short Euro Futures Contracts	(2%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.5%
Exxon Mobil Corp.	0.4%
Microsoft Corp.	0.3%
Johnson & Johnson	0.3%
General Electric Co.	0.2%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
On-The-Run T-Bill	65.1%
S&P 500® Total Return Index	16.7%
Russell 2000® Total Return Index	6.4%
MSCI EAFE® US Dollar Net Total Return Index	5.7%
MSCI Emerging Markets Free US Dollar Net Total Return Index	5.3%
ProShares UltraShort Euro ETF	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Benchmark. The impact of transaction costs and the deduction of expenses associated with an exchange-traded fund such as investment management and accounting fees are not reflected in the Benchmark calculation. It is not possible to invest directly in the Benchmark.

3  1.00 equals perfect correlation. Because the level of certain Factors of the Benchmark are not determined at the same time that the Fund's NAV is calculated, correlation to the Benchmark is measured by comparing a combination of the daily total return of: (a) the Factors that are determined at the same time that the Fund's NAV is determined; and (b) one or more U.S. exchange-traded securities or instruments that reflect the values of the Factors that are not determined at the same time that the Fund's NAV is determined (as of the Fund's NAV calculation time), to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: HEDGE REPLICATION ETF XV

ProShares Merger ETF (the "Fund") seeks investment results that, before fees and expenses, track the performance of the S&P Merger Arbitrage Index (the "Index"). For the year ended May 31, 2014, the Fund had a total return of –1.16%1. For the same period, the Index had a total return of 0.12%2 and a volatility of 3.13%. For the period, the Fund had an average daily volume of 729 and an average daily statistical correlation of over 0.98 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

During the year ended May 31, 2014, the Fund invested in swap agreements and forward currency contracts as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Merger ETF from December 11, 2012 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (12/11/12)
ProShares Merger ETF	-1.16%	-3.36%
S&P Merger Arbitrage Index	0.12%	-1.77%
S&P 500 Index	20.45%	25.18%

Expense Ratios**

Fund	Gross	Net
ProShares Merger ETF	4.26%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
U.S. Treasury Bill	6%
Swap Agreements (Long)	5%
Swap Agreements (Short)	(44%)
Forward Currency Contracts	(26%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Rautaruukki OYJ	3.7%
TriQuint Semiconductor, Inc.	3.6%
Tokyo Electron Ltd.	3.6%
Envestra Ltd.	3.5%
Chatham Lodging Trust	3.5%

Regional Exposure

% of Index
United States	74.4%
Europe (ex UK)	9.0%
Australia	4.0%
Japan	3.7%
Asia (ex Japan)	3.1%
United Kingdom	3.0%
Canada	2.8%

S&P Merger Arbitrage Index – Composition

% of Index
T-Bills	30.6%
Consumer, Non-Cyclical	16.6%
Communications	13.1%
Energy	10.4%
Technology	8.2%
Utilities	5.6%
Consumer, Cyclical	5.1%
Financials	4.8%
Basic Materials	3.9%
Industrials	1.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVI :: MRGR MERGER ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares RAFI® Long/Short (the "Fund") seeks investment results that, before fees and expenses, track the performance of the RAFI® US Equity Long/Short Index (the "Index"). For the year ended May 31, 2014, the Fund had a total return of 3.17%1. For the same period, the Index had a total return of 4.58%2 and a volatility of 4.52%. For the period, the Fund had an average daily volume of 21,413 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI® ) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges. The Index takes long positions in securities with larger RAFI® weights relative to their CAP weights. Short positions are taken in securities with smaller RAFI® weights relative to their CAP weights. The Index is rebalanced monthly such that it has equal dollar investments in both long and short positions and is reconstituted annually at which time new long and short positions are selected and weighted. Sector neutrality is also achieved during the annual reconstitution. The Index at any time may have significant positive or negative correlations with long-only market capitalization-weighted indexes.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares RAFI® Long/Short from December 2, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (12/02/10)
ProShares RAFI® Long/Short	3.17%	3.00%
RAFI US Equity Long/Short Index	4.58%	4.33%
S&P 500 Index	20.45%	16.34%

Expense Ratios**

Fund	Gross	Net
ProShares RAFI® Long/Short	1.68%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	5%
Swap Agreements (Short)	(104%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chevron Corp.	1.8%
AT&T, Inc.	1.8%
Bank of America Corp.	1.5%
ConocoPhillips	1.3%
Exxon Mobil Corp.	1.3%

RAFI US Equity Long/Short Index – Composition

% of Index
Financials	22.1%
Consumer, Cyclical	13.1%
Energy	13.1%
Health care	10.5%
Technology	10.4%
Industrials	8.5%
Consumer, Non-Cyclical	7.8%
Utilities	5.6%
Basic Materials	5.2%
Telecommunications	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: RAFI® LONG/SHORT XVII

INFLATION PROSHARES

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results that, before fees and expenses, track the performance of the Credit Suisse 30-Year Inflation Breakeven Index (the "Index")**. For the year ended May 31, 2014, the Fund had a total return of –4.40%1. For the same period, the Index had a total return of –2.98%2 and a volatility of 7.12%. For the period, the Fund had an average daily volume of 3,788 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares 30 Year TIPS/TSY Spread from January 10, 2012 to May 31, 2014, assuming the reinvestment of distributions.

**  On March 31, 2014, Dow Jones ended its relationship to the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index. On April 1, 2014, Credit Suisse took sole control of the calculation and publication of the renamed Index, whose methodology remained the same in all respects.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (1/10/12)
ProShares 30 Year TIPS/TSY Spread	-4.40%	-3.47%
Credit Suisse 30-Year Inflation Breakeven Index	-2.98%	-2.21%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	2.71%	2.52%

Expense Ratios***

Fund	Gross	Net
ProShares 30 Year TIPS/TSY Spread	2.54%	0.75%

***  Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	91%
Swap Agreements (Long)	9%
Swap Agreements (Short)	(134%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 30-Year Inflation Breakeven Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(134.3%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVIII :: RINF 30 YEAR TIPS/TSY SPREAD :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short 30 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Credit Suisse 30-Year Inflation Breakeven Index (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 1.26%1. For the same period, the Index had a total return of –2.98%2 and a volatility of 7.12%. For the period, the Fund had an average daily volume of 1,621 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the inverse of the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 30 Year TIPS/TSY Spread from January 10, 2012 to May 31, 2014, assuming the reinvestment of distributions.

**  On March 31, 2014, Dow Jones ended its relationship to the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index. On April 1, 2014, Credit Suisse took sole control of the calculation and publication of the renamed Index, whose methodology remained the same in all respects.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (1/10/12)
ProShares Short 30 Year TIPS/TSY Spread	1.26%	0.17%
Credit Suisse 30-Year Inflation Breakeven Index	-2.98%	-2.21%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	2.71%	2.52%

Expense Ratios***

Fund	Gross	Net
ProShares Short 30 Year TIPS/TSY Spread	2.62%	0.75%

***  Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	76%
Swap Agreements (Long)	57%
Swap Agreements (Short)	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 30-Year Inflation Breakeven Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(134.3%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT 30 YEAR TIPS/TSY SPREAD XIX

ProShares UltraPro 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Credit Suisse 10-Year Inflation Breakeven Index (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –3.53%1. For the same period, the Index had a total return of –0.50%2 and a volatility of 2.88%. For the period, the Fund had an average daily volume of 1,862 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as three times the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro 10 Year TIPS/TSY Spread from February 7, 2012 to May 31, 2014, assuming the reinvestment of distributions.

**  On March 31, 2014, Dow Jones ended its relationship to the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index. On April 1, 2014, Credit Suisse took sole control of the calculation and publication of the renamed Index, whose methodology remained the same in all respects.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/07/12)
ProShares UltraPro 10 Year TIPS/TSY Spread	-3.53%	-5.05%
Credit Suisse 10-Year Inflation Breakeven Index	-0.50%	-0.89%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	2.71%	2.35%

Expense Ratios***

Fund	Gross	Net
ProShares UltraPro 10 Year TIPS/TSY Spread	2.73%	0.75%

***  Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	77%
Swap Agreements (Long)	224%
Swap Agreements (Short)	(338%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 10-Year Inflation Breakeven Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Bond	(112.4%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XX :: UINF ULTRAPRO 10 YEAR TIPS/TSY SPREAD :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Credit Suisse 10-Year Inflation Breakeven Index (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –0.70%1. For the same period, the Index had a total return of –0.50%2 and a volatility of 2.88%. For the period, the Fund had an average daily volume of 1,002 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short 10 Year TIPS/TSY Spread from February 7, 2012 to May 31, 2014, assuming the reinvestment of distributions.

**  On March 31, 2014, Dow Jones ended its relationship to the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index. On April 1, 2014, Credit Suisse took sole control of the calculation and publication of the renamed Index, whose methodology remained the same in all respects.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/07/12)
ProShares UltraPro Short 10 Year TIPS/TSY Spread	-0.70%	0.81%
Credit Suisse 10-Year Inflation Breakeven Index	-0.50%	-0.89%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	2.71%	2.35%

Expense Ratios***

Fund	Gross	Net
ProShares UltraPro Short 10 Year TIPS/TSY Spread	2.76%	0.75%

***  Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	80%
Swap Agreements (Long)	257%
Swap Agreements (Short)	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 10-Year Inflation Breakeven Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Bond	(112.4%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT 10 YEAR TIPS/TSY SPREAD XXI

GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –18.43%1. For the same period, the Index had a total return of 20.45%2 and a volatility of 11.19%. For the period, the Fund had an average daily volume of 3,736,126 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P500® from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short S&P500®	-18.43%	-18.41%	-10.29%
S&P 500 Index	20.45%	18.37%	7.97%

Expense Ratios**

Fund	Gross	Net
ProShares Short S&P500®	0.90%	0.90%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(93%)
Futures Contracts	(7%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.9%
Financials	16.3%
Technology	12.9%
Communications	11.8%
Industrials	10.7%
Energy	10.5%
Consumer, Cyclical	9.4%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXII :: SH SHORT S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014 the Fund had a total return of –23.24%1. For the same period, the Index had a total return of 27.10%2 and a volatility of 13.41%. For the period, the Fund had an average daily volume of 654,463 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short QQQ® from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short QQQ®	-23.24%	-21.62%	-14.82%
NASDAQ-100 Index	27.10%	22.36%	12.70%

Expense Ratios**

Fund	Gross	Net
ProShares Short QQQ®	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(90%)
Futures Contracts	(10%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	40.5%
Communications	33.2%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	7.0%
Industrials	1.0%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT QQQ® XXIII

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –13.25%1. For the same period, the Index had a total return of 13.27%2 and a volatility of 10.72%. For the period, the Fund had an average daily volume of 400,856 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Dow30SM from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short Dow30SM	-13.25%	-17.50%	-9.98%
Dow Jones Industrial Average Index	13.27%	17.54%	8.32%

Expense Ratios**

Fund	Gross	Net
ProShares Short Dow30SM	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	23.6%
Industrials	20.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	12.8%
Technology	9.7%
Energy	8.6%
Communications	7.5%
Basic Materials	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXIV :: DOG SHORT DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –17.50%1. For the same period, the Index had a total return of 18.04%2 and a volatility of 13.47%. For the period, the Fund had an average daily volume of 83,612 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MidCap400 from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short MidCap400	-17.50%	-21.22%	-13.37%
S&P MidCap 400 Index	18.04%	20.81%	9.95%

Expense Ratios**

Fund	Gross	Net
ProShares Short MidCap400	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(85%)
Futures Contracts	(15%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.5%
Industrials	18.7%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	12.2%
Technology	8.9%
Energy	5.8%
Basic Materials	4.8%
Utilities	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT MIDCAP400 XXV

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –17.54%1. For the same period, the Index had a total return of 16.79%2 and a volatility of 15.69%. For the period, the Fund had an average daily volume of 1,458,703 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Russell2000 from January 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Short Russell2000	-17.54%	-21.87%	-13.77%
Russell 2000 Index	16.79%	19.30%	6.59%

Expense Ratios**

Fund	Gross	Net
ProShares Short Russell2000	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(90%)
Futures Contracts	(10%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.7%
Consumer, Non-cyclical	19.9%
Industrials	14.3%
Consumer, Cyclical	13.4%
Technology	9.8%
Communications	6.1%
Energy	5.7%
Basic Materials	3.5%
Utilities	3.4%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVI :: RWM SHORT RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –19.27%1. For the same period, the Index had a total return of 19.71%2 and a volatility of 14.77%. For the period, the Fund had an average daily volume of 17,524 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short SmallCap600 from January 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Short SmallCap600	-19.27%	-22.50%	-13.95%
S&P SmallCap 600 Index	19.71%	21.18%	8.18%

Expense Ratios**

Fund	Gross	Net
ProShares Short SmallCap600	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	21.0%
Industrials	18.4%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	15.9%
Technology	10.4%
Energy	4.8%
Basic Materials	4.4%
Communications	4.3%
Utilities	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT SMALLCAP600 XXVII

ProShares UltraShort Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 3000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –34.57%1. For the same period, the Index had a total return of 20.57%2 and a volatility of 11.58%. For the period, the Fund had an average daily volume of 2,156 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell3000 from June 30, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/30/09)
ProShares UltraShort Russell3000	-34.57%	-36.25%
Russell 3000 Index	20.57%	19.08%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell3000	7.53%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	17.6%
Technology	12.0%
Industrials	11.3%
Communications	11.3%
Consumer, Cyclical	10.3%
Energy	9.6%
Basic Materials	3.4%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVIII :: TWQ ULTRASHORT RUSSELL3000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –33.84%1. For the same period, the Index had a total return of 20.45%2 and a volatility of 11.19%. For the period, the Fund had an average daily volume of 10,590,371 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort S&P500® from July 11, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort S&P500®	-33.84%	-34.77%	-23.48%
S&P 500 Index	20.45%	18.37%	7.66%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort S&P500®	0.90%	0.90%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(186%)
Futures Contracts	(14%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.9%
Financials	16.3%
Technology	12.9%
Communications	11.8%
Industrials	10.7%
Energy	10.5%
Consumer, Cyclical	9.4%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT S&P500® XXIX

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –41.59%1. For the same period, the Index had a total return of 27.10%2 and a volatility of 13.41%. For the period, the Fund had an average daily volume of 2,461,964 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort QQQ® from July 11, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort QQQ®	-41.59%	-40.06%	-32.15%
NASDAQ-100 Index	27.10%	22.36%	12.95%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort QQQ®	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(187%)
Futures Contracts	(13%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	40.5%
Communications	33.2%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	7.0%
Industrials	1.0%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXX :: QID ULTRASHORT QQQ® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –25.01%1. For the same period, the Index had a total return of 13.27%2 and a volatility of 10.72%. For the period, the Fund had an average daily volume of 882,831 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Dow30SM from July 11, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort Dow30SM	-25.01%	-33.01%	-22.59%
Dow Jones Industrial Average Index	13.27%	17.54%	8.13%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Dow30SM	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(197%)
Futures Contracts	(3%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	23.6%
Industrials	20.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	12.8%
Technology	9.7%
Energy	8.6%
Communications	7.5%
Basic Materials	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT DOW30SM XXXI

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –32.56%1. For the same period, the Index had a total return of 18.04%2 and a volatility of 13.47%. For the period, the Fund had an average daily volume of 7,086 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MidCap400 from July 11, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort MidCap400	-32.56%	-39.93%	-29.47%
S&P MidCap 400 Index	18.04%	20.81%	9.52%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MidCap400	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(180%)
Futures Contracts	(20%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.5%
Industrials	18.7%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	12.2%
Technology	8.9%
Energy	5.8%
Basic Materials	4.8%
Utilities	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXII :: MZZ ULTRASHORT MIDCAP400 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –33.19%1. For the same period, the Index had a total return of 16.79%2 and a volatility of 15.69%. For the period, the Fund had an average daily volume of 1,150,457 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 from January 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort Russell2000	-33.19%	-41.80%	-31.88%
Russell 2000 Index	16.79%	19.30%	6.59%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(186%)
Futures Contracts	(14%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.7%
Consumer, Non-cyclical	19.9%
Industrials	14.3%
Consumer, Cyclical	13.4%
Technology	9.8%
Communications	6.1%
Energy	5.7%
Basic Materials	3.5%
Utilities	3.4%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT RUSSELL2000 XXXIII

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –35.88%1. For the same period, the Index had a total return of 19.71%2 and a volatility of 14.77%. For the period, the Fund had an average daily volume of 3,329 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort SmallCap600 from January 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort SmallCap600	-35.88%	-42.50%	-31.57%
S&P SmallCap 600 Index	19.71%	21.18%	8.18%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort SmallCap600	1.64%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	21.0%
Industrials	18.4%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	15.9%
Technology	10.4%
Energy	4.8%
Basic Materials	4.4%
Communications	4.3%
Utilities	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXIV :: SDD ULTRASHORT SMALLCAP600 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –47.09%1. For the same period, the Index had a total return of 20.45%2 and a volatility of 11.19%. For the period, the Fund had an average daily volume of 2,353,982 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short S&P500® from June 23, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/23/09)
ProShares UltraPro Short S&P500®	-47.09%	-50.31%
S&P 500 Index	20.45%	19.26%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short S&P500®	0.93%	0.93%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(278%)
Futures Contracts	(22%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.9%
Financials	16.3%
Technology	12.9%
Communications	11.8%
Industrials	10.7%
Energy	10.5%
Consumer, Cyclical	9.4%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT S&P500® XXXV

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –56.35%1. For the same period, the Index had a total return of 27.10%2 and a volatility of 13.41%. For the period, the Fund had an average daily volume of 2,096,599 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short QQQ® from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short QQQ®	-56.35%	-53.51%
NASDAQ-100 Index	27.10%	20.59%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short QQQ®	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(285%)
Futures Contracts	(15%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	40.5%
Communications	33.2%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	7.0%
Industrials	1.0%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVI :: SQQQ ULTRAPRO SHORT QQQ® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –35.79%1. For the same period, the Index had a total return of 13.27%2 and a volatility of 10.72%. For the period, the Fund had an average daily volume of 670,886 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Dow30SM from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short Dow30SM	-35.79%	-43.68%
Dow Jones Industrial Average Index	13.27%	15.54%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Dow30SM	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(298%)
Futures Contracts	(2%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	23.6%
Industrials	20.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	12.8%
Technology	9.7%
Energy	8.6%
Communications	7.5%
Basic Materials	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT DOW30SM XXXVII

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –46.11%1. For the same period, the Index had a total return of 18.04%2 and a volatility of 13.47%. For the period, the Fund had an average daily volume of 9,371 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.
Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short MidCap400 from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short MidCap400	-46.11%	-53.50%
S&P MidCap 400 Index	18.04%	18.72%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short MidCap400	2.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(281%)
Futures Contracts	(19%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.5%
Industrials	18.7%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	12.2%
Technology	8.9%
Energy	5.8%
Basic Materials	4.8%
Utilities	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVIII :: SMDD ULTRAPRO SHORT MIDCAP400 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –47.23%1. For the same period, the Index had a total return of 16.79%2 and a volatility of 15.69%. For the period, the Fund had an average daily volume of 448,082 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Russell2000 from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short Russell2000	-47.23%	-57.09%
Russell 2000 Index	16.79%	17.74%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Russell2000	1.14%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(287%)
Futures Contracts	(13%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.7%
Consumer, Non-cyclical	19.9%
Industrials	14.3%
Consumer, Cyclical	13.4%
Technology	9.8%
Communications	6.1%
Energy	5.7%
Basic Materials	3.5%
Utilities	3.4%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT RUSSELL2000 XXXIX

ProShares UltraShort Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 1000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –33.47%1. For the same period, the Index had a total return of 19.60%2 and a volatility of 11.16%. For the period, the Fund had an average daily volume of 220 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell1000 Value from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell1000 Value	-33.47%	-36.00%	-23.18%
Russell 1000 Value Index	19.60%	18.42%	4.65%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell1000 Value	6.63%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	28.2%
Consumer, Non-cyclical	17.5%
Energy	15.0%
Industrials	10.4%
Communications	7.9%
Technology	6.4%
Utilities	6.1%
Consumer, Cyclical	5.7%
Basic Materials	2.7%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XL :: SJF ULTRASHORT RUSSELL1000 VALUE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 1000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –36.50%1. For the same period, the Index had a total return of 22.15%2 and a volatility of 11.84%. For the period, the Fund had an average daily volume of 765 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell1000 Growth from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell1000 Growth	-36.50%	-35.75%	-24.52%
Russell 1000 Growth Index	22.15%	19.02%	7.91%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell1000 Growth	4.60%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Technology	17.8%
Communications	15.4%
Consumer, Cyclical	14.3%
Industrials	11.7%
Financials	6.4%
Energy	5.0%
Basic Materials	4.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT RUSSELL1000 GROWTH XLI

ProShares UltraShort Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell Midcap® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –36.56%1. For the same period, the Index had a total return of 22.01%2 and a volatility of 12.03%. For the period, the Fund had an average daily volume of 170 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell MidCap Value from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell MidCap Value	-36.56%	-41.07%	-27.58%
Russell Midcap Value Index	22.01%	22.16%	6.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell MidCap Value	7.91%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	31.4%
Consumer, Non-cyclical	12.6%
Utilities	12.1%
Industrials	10.7%
Consumer, Cyclical	9.2%
Technology	8.3%
Energy	7.2%
Basic Materials	4.4%
Communications	3.9%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLII :: SJL ULTRASHORT RUSSELL MIDCAP VALUE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell Midcap® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –35.81%1. For the same period, the Index had a total return of 20.72%2 and a volatility of 13.24%. For the period, the Fund had an average daily volume of 1,146 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell MidCap Growth from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell MidCap Growth	-35.81%	-39.41%	-28.16%
Russell Midcap Growth Index	20.72%	20.50%	7.67%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell MidCap Growth	5.67%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.1%
Consumer, Cyclical	22.3%
Industrials	13.0%
Technology	10.8%
Communications	8.5%
Financials	7.9%
Energy	6.8%
Basic Materials	4.2%
Utilities	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT RUSSELL MIDCAP GROWTH XLIII

ProShares UltraShort Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –32.48%1. For the same period, the Index had a total return of 16.87%2 and a volatility of 14.32%. For the period, the Fund had an average daily volume of 436 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 Value from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell2000 Value	-32.48%	-41.08%	-30.07%
Russell 2000 Value Index	16.87%	18.75%	4.53%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000 Value	3.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	39.5%
Industrials	12.7%
Consumer, Cyclical	10.5%
Consumer, Non-cyclical	10.0%
Energy	6.9%
Utilities	6.6%
Technology	5.6%
Communications	4.2%
Basic Materials	3.7%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLIV :: SJH ULTRASHORT RUSSELL2000 VALUE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –34.67%1. For the same period, the Index had a total return of 16.71%2 and a volatility of 17.39%. For the period, the Fund had an average daily volume of 1,836 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 Growth from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell2000 Growth	-34.67%	-42.56%	-32.01%
Russell 2000 Growth Index	16.71%	19.79%	7.20%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000 Growth	2.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	29.7%
Consumer, Cyclical	16.2%
Industrials	15.9%
Technology	14.0%
Communications	8.0%
Financials	8.0%
Energy	4.5%
Basic Materials	3.4%
Utilities	0.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT RUSSELL2000 GROWTH XLV

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –20.59%1. For the same period, the Index had a total return of 22.56%2 and a volatility of 13.49%. For the period, the Fund had an average daily volume of 1,268 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Basic Materials from March 16, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (3/16/10)
ProShares Short Basic Materials	-20.59%	-14.91%
Dow Jones U.S. Basic Materials Index	22.56%	9.88%

Expense Ratios**

Fund	Gross	Net
ProShares Short Basic Materials	2.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	76.7%
Industrial Metals	14.2%
Mining	5.4%
Forestry and Paper	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVI :: SBM SHORT BASIC MATERIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –14.94%1. For the same period, the Index had a total return of 14.48%2 and a volatility of 13.45%. For the period, the Fund had an average daily volume of 21,934 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Financials from June 10, 2008 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/10/08)
ProShares Short Financials	-14.94%	-18.85%	-18.36%
Dow Jones U.S. Financials Index	14.48%	15.55%	3.18%

Expense Ratios**

Fund	Gross	Net
ProShares Short Financials	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
General Financials	25.0%
Nonlife Insurance	18.7%
Real Estate Investment Trusts	18.6%
Life Insurance	5.3%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT FINANCIALS XLVII

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –19.30%1. For the same period, the Index had a total return of 20.85%2 and a volatility of 12.79%. For the period, the Fund had an average daily volume of 1,646 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Oil & Gas from June 10, 2008 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/10/08)
ProShares Short Oil & Gas	-19.30%	-17.48%	-13.14%
Dow Jones U.S. Oil & Gas Index	20.85%	14.38%	3.59%

Expense Ratios**

Fund	Gross	Net
ProShares Short Oil & Gas	2.59%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	73.2%
Oil Equipment, Services and Distribution	26.6%
Alternative Energy	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVIII :: DDG SHORT OIL & GAS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –11.28%1. For the same period, the Index had a total return of 9.26%2 and a volatility of 14.82%. For the period, the Fund had an average daily volume of 32,613 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Real Estate from March 16, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (3/16/10)
ProShares Short Real Estate	-11.28%	-16.93%
Dow Jones U.S. Real Estate Index	9.26%	13.72%

Expense Ratios**

Fund	Gross	Net
ProShares Short Real Estate	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT REAL ESTATE XLIX

ProShares Short KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –19.33%1. For the same period, the Index had a total return of 18.82%2 and a volatility of 17.65%. For the period, the Fund had an average daily volume of 1,889 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short KBW Regional Banking from April 20, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/20/10)
ProShares Short KBW Regional Banking	-19.33%	-15.23%
KBW Regional Banking Index	18.82%	8.33%

Expense Ratios**

Fund	Gross	Net
ProShares Short KBW Regional Banking	3.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

L :: KRS SHORT KBW REGIONAL BANKING :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –37.77%1. For the same period, the Index had a total return of 22.56%2 and a volatility of 13.49%. For the period, the Fund had an average daily volume of 33,855 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Basic Materials from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Basic Materials	-37.77%	-39.24%	-36.60%
Dow Jones U.S. Basic Materials Index	22.56%	15.97%	7.10%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Basic Materials	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	76.7%
Industrial Metals	14.2%
Mining	5.4%
Forestry and Paper	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT BASIC MATERIALS LI

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –55.06%1. For the same period, the Index had a total return of 34.02%2 and a volatility of 25.69%. For the period, the Fund had an average daily volume of 192,154 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Nasdaq Biotechnology from April 7, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/07/10)
ProShares UltraShort Nasdaq Biotechnology	-55.06%	-47.59%
NASDAQ Biotechnology Index	34.02%	26.61%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Nasdaq Biotechnology	2.91%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	73.4%
Pharmaceuticals	23.7%
Healthcare-Products	2.6%
Holding Companies-Diversified	0.2%
Commercial Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LII :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –29.54%1. For the same period, the Index had a total return of 16.34%2 and a volatility of 11.08%. For the period, the Fund had an average daily volume of 4,798 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Goods from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Goods	-29.54%	-34.53%	-23.12%
Dow Jones U.S. Consumer Goods Index	16.34%	19.37%	9.76%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Goods	3.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	18.0%
Household Goods	18.0%
Food Producers	17.6%
Personal Goods	15.3%
Automobiles and Parts	14.4%
Tobacco	13.3%
Leisure Goods	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT CONSUMER GOODS LIII

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –35.65%1. For the same period, the Index had a total return of 20.94%2 and a volatility of 12.61%. For the period, the Fund had an average daily volume of 6,559 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Services from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Services	-35.65%	-41.63%	-27.86%
Dow Jones U.S. Consumer Services Index	20.94%	24.29%	9.68%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Services	2.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	34.7%
Media	28.7%
Travel and Leisure	22.2%
Food and Drug Retailers	14.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LIV :: SCC ULTRASHORT CONSUMER SERVICES :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –28.49%1. For the same period, the Index had a total return of 14.48%2 and a volatility of 13.45%. For the period, the Fund had an average daily volume of 384,100 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Financials from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Financials	-28.49%	-37.14%	-31.92%
Dow Jones U.S. Financials Index	14.48%	15.55%	-2.78%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Financials	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
General Financials	25.0%
Nonlife Insurance	18.7%
Real Estate Investment Trusts	18.6%
Life Insurance	5.3%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT FINANCIALS LV

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –40.85%1. For the same period, the Index had a total return of 25.84%2 and a volatility of 13.40%. For the period, the Fund had an average daily volume of 4,167 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Health Care from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Health Care	-40.85%	-37.15%	-25.17%
Dow Jones U.S. Health Care Index	25.84%	21.31%	10.78%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Health Care	2.78%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	65.9%
Health Care Equipment and Services	34.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVI :: RXD ULTRASHORT HEALTH CARE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –38.74%1. For the same period, the Index had a total return of 23.73%2 and a volatility of 13.13%. For the period, the Fund had an average daily volume of 2,705 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Industrials from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Industrials	-38.74%	-41.18%	-29.00%
Dow Jones U.S. Industrials Index	23.73%	21.87%	8.48%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Industrials	2.29%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.5%
Aerospace and Defense	17.7%
Industrial Engineering	15.9%
Support Services	15.9%
Industrial Transportation	13.0%
Electronic & Electrical Equipment	10.2%
Construction and Materials	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT INDUSTRIALS LVII

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –35.43%1. For the same period, the Index had a total return of 20.85%2 and a volatility of 12.79%. For the period, the Fund had an average daily volume of 108,506 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Oil & Gas from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Oil & Gas	-35.43%	-34.67%	-35.85%
Dow Jones U.S. Oil & Gas Index	20.85%	14.38%	8.62%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Oil & Gas	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	73.2%
Oil Equipment, Services and Distribution	26.6%
Alternative Energy	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVIII :: DUG ULTRASHORT OIL & GAS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –22.44%1. For the same period, the Index had a total return of 9.26%2 and a volatility of 14.82%. For the period, the Fund had an average daily volume of 165,567 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Real Estate from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Real Estate	-22.44%	-44.07%	-42.71%
Dow Jones U.S. Real Estate Index	9.26%	21.50%	1.54%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Real Estate	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT REAL ESTATE LIX

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –43.19%1. For the same period, the Index had a total return of 26.84%2 and a volatility of 15.93%. For the period, the Fund had an average daily volume of 23,036 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Semiconductors from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Semiconductors	-43.19%	-39.32%	-30.35%
Dow Jones U.S. Semiconductors Index	26.84%	17.51%	5.90%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Semiconductors	1.65%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LX :: SSG ULTRASHORT SEMICONDUCTORS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –39.73%1. For the same period, the Index had a total return of 24.79%2 and a volatility of 13.07%. For the period, the Fund had an average daily volume of 5,472 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Technology from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Technology	-39.73%	-36.52%	-27.94%
Dow Jones U.S. Technology Index	24.79%	18.43%	8.69%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Technology	1.75%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	51.9%
Software and Computer Services	48.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT TECHNOLOGY LXI

ProShares UltraShort Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –33.73%1. For the same period, the Index had a total return of 18.25%2 and a volatility of 14.54%. For the period, the Fund had an average daily volume of 2,529 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Telecommunications from March 25, 2008 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (3/25/08)
ProShares UltraShort Telecommunications	-33.73%	-31.58%	-29.86%
Dow Jones U.S. Select Telecommunications Index	18.25%	14.83%	7.55%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Telecommunications	5.31%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	61.0%
Mobile Telecommunications	39.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXII :: TLL ULTRASHORT TELECOMMUNICATIONS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –32.71%1. For the same period, the Index had a total return of 18.45%2 and a volatility of 12.36%. For the period, the Fund had an average daily volume of 9,826 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Utilities from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Utilities	-32.71%	-30.07%	-21.00%
Dow Jones U.S. Utilities Index	18.45%	15.46%	6.48%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Utilities	4.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	70.6%
Gas,Water & MultiUtilities	29.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT UTILITIES LXIII

ProShares UltraPro Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –40.96%1. For the same period, the Index had a total return of 14.48%2 and a volatility of 13.45%. For the period, the Fund had an average daily volume of 797 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the period ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Financials from July 10, 2012 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (7/10/12)
ProShares UltraPro Short Financials	-40.96%	-56.24%
Dow Jones U.S. Financials Index	14.48%	26.40%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Financials	3.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(300%)
Futures Contracts	—
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
General Financials	25.0%
Nonlife Insurance	18.7%
Real Estate Investment Trusts	18.6%
Life Insurance	5.3%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXIV :: FINZ ULTRAPRO SHORT FINANCIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –18.33%1. For the same period, the Index had a total return of 18.54%2 and a volatility of 11.61%. For the period, the Fund had an average daily volume of 105,188 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI EAFE from October 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (10/23/07)
ProShares Short MSCI EAFE	-18.33%	-15.41%	-8.87%
MSCI EAFE Index	18.54%	11.91%	1.03%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI EAFE	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.6%
Japan	19.6%
Other	12.4%
France	10.4%
Germany	9.3%
Switzerland	9.2%
Australia	7.9%
Spain	3.7%
Sweden	3.1%
Hong Kong	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	25.3%
Consumer, Non-cyclical	22.7%
Consumer, Cyclical	12.1%
Industrials	11.6%
Communications	7.3%
Basic Materials	7.3%
Energy	7.0%
Utilities	3.8%
Technology	2.3%
Diversified	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT MSCI EAFE LXV

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –10.40%1. For the same period, the Index had a total return of 4.61%2 and a volatility of 13.58%. For the period, the Fund had an average daily volume of 440,569 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI Emerging Markets from October 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (10/30/07)
ProShares Short MSCI Emerging Markets	-10.40%	-13.40%	-12.92%
MSCI Emerging Markets Index	4.61%	8.70%	-1.27%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI Emerging Markets	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.6%
Korea	16.1%
Other	13.5%
Taiwan	12.1%
Brazil	10.8%
South Africa	7.7%
India	7.0%
Russia	5.3%
Mexico	5.1%
Malaysia	3.8%

MSCI Emerging Markets Index – Composition

% of Index
Financials	26.3%
Technology	11.6%
Communications	11.5%
Consumer, Non-cyclical	10.3%
Energy	10.0%
Consumer, Cyclical	8.7%
Basic Materials	8.2%
Industrials	7.7%
Utilities	3.5%
Diversified	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVI :: EUM SHORT MSCI EMERGING MARKETS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –12.00%1. For the same period, the Index had a total return of 5.12%2 and a volatility of 20.27%. For the period, the Fund had an average daily volume of 7,111 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short FTSE China 25 from March 16, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (3/16/10)
ProShares Short FTSE China 25	-12.00%	-8.80%
FTSE China 25 Index	5.12%	0.83%

Expense Ratios**

Fund	Gross	Net
ProShares Short FTSE China 25	2.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	56.1%
Communications	23.6%
Energy	16.4%
Industrials	2.0%
Consumer, Cyclical	1.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT FTSE CHINA 25 LXVII

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –33.99%1. For the same period, the Index had a total return of 18.54%2 and a volatility of 11.61%. For the period, the Fund had an average daily volume of 5,294 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI EAFE from October 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (10/23/07)
ProShares UltraShort MSCI EAFE	-33.99%	-31.39%	-23.53%
MSCI EAFE Index	18.54%	11.91%	1.03%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI EAFE	1.56%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.6%
Japan	19.6%
Other	12.4%
France	10.4%
Germany	9.3%
Switzerland	9.2%
Australia	7.9%
Spain	3.7%
Sweden	3.1%
Hong Kong	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	25.3%
Consumer, Non-cyclical	22.7%
Consumer, Cyclical	12.1%
Industrials	11.6%
Communications	7.3%
Basic Materials	7.3%
Energy	7.0%
Utilities	3.8%
Technology	2.3%
Diversified	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVIII :: EFU ULTRASHORT MSCI EAFE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –22.11%1. For the same period, the Index had a total return of 4.61%2 and a volatility of 13.58%. For the period, the Fund had an average daily volume of 275,349 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Emerging Markets from October 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (10/30/07)
ProShares UltraShort MSCI Emerging Markets	-22.11%	-29.13%	-35.52%
MSCI Emerging Markets Index	4.61%	8.70%	-1.27%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Emerging Markets	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.6%
Korea	16.1%
Other	13.5%
Taiwan	12.1%
Brazil	10.8%
South Africa	7.7%
India	7.0%
Russia	5.3%
Mexico	5.1%
Malaysia	3.8%

MSCI Emerging Markets Index – Composition

% of Index
Financials	26.3%
Technology	11.6%
Communications	11.5%
Consumer, Non-cyclical	10.3%
Energy	10.0%
Consumer, Cyclical	8.7%
Basic Materials	8.2%
Industrials	7.7%
Utilities	3.5%
Diversified	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI EMERGING MARKETS LXIX

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE Developed Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –40.92%1. For the same period, the Index had a total return of 23.85%2 and a volatility of 13.11%. For the period, the Fund had an average daily volume of 14,789 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort FTSE Europe from June 16, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Index performance through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance beginning on April 23, 2013 reflects the performance of the FTSE Developed Europe Index.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort FTSE Europe	-40.92%	-39.65%
FTSE Developed Europe Index	23.85%	13.80%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort FTSE Europe	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	32.2%
France	14.5%
Germany	13.7%
Switzerland	13.6%
Other	5.6%
Spain	5.4%
Sweden	4.6%
Netherlands	4.3%
Italy	3.8%
Denmark	2.3%

FTSE Developed Europe Index – Composition

% of Index
Consumer, Non-cyclical	27.3%
Financials	22.3%
Industrials	10.2%
Energy	9.4%
Consumer, Cyclical	8.8%
Communications	7.8%
Basic Materials	7.5%
Utilities	4.2%
Technology	2.2%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXX :: EPV ULTRASHORT FTSE EUROPE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –28.42%1. For the same period, the Index had a total return of 11.87%2 and a volatility of 13.04%. For the period, the Fund had an average daily volume of 942 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Pacific ex-Japan from June 16, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Pacific ex-Japan	-28.42%	-36.48%
MSCI Pacific ex-Japan Index	11.87%	14.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Pacific ex-Japan	6.79%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.9%
Hong Kong	23.0%
Singapore	12.1%
New Zealand	1.0%

MSCI Pacific ex-Japan Index – Composition

% of Index
Financials	51.5%
Basic Materials	9.9%
Consumer, Cyclical	9.0%
Consumer, Non-cyclical	8.6%
Industrials	5.5%
Utilities	4.1%
Communications	4.1%
Diversified	4.0%
Energy	2.8%
Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI PACIFIC EX-JAPAN LXXI

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –7.41%1. For the same period, the Index had a total return –6.11%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 17,805 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MSCI Brazil Capped from June 16, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Brazil Capped	-7.41%	-22.41%
MSCI Brazil 25/50 Index	-6.11%	0.97%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Brazil Capped	1.59%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	27.7%
Consumer, Non-cyclical	26.2%
Basic Materials	15.0%
Energy	10.9%
Utilities	6.5%
Consumer, Cyclical	3.8%
Communications	3.7%
Industrials	3.6%
Diversified	2.0%
Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXII :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –25.25%1. For the same period, the Index had a total return of 5.12%2 and a volatility of 20.27%. For the period, the Fund had an average daily volume of 74,474 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort FTSE China 25 from November 6, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort FTSE China 25	-25.25%	-25.60%	-37.64%
FTSE China 25 Index	5.12%	3.12%	-5.50%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort FTSE China 25	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	56.1%
Communications	23.6%
Energy	16.4%
Industrials	2.0%
Consumer, Cyclical	1.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT FTSE CHINA 25 LXXIII

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –25.42%1. For the same period, the Index had a total return of 6.47%2 and a volatility of 19.84%. For the period, the Fund had an average daily volume of 11,259 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Japan from November 6, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort MSCI Japan	-25.42%	-22.31%	-17.69%
MSCI Japan Index	6.47%	6.70%	-0.72%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Japan	2.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	26.7%
Industrials	20.1%
Financials	19.5%
Consumer, Non-cyclical	13.5%
Communications	7.2%
Basic Materials	5.4%
Technology	3.9%
Utilities	2.5%
Energy	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXIV :: EWV ULTRASHORT MSCI JAPAN :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –14.53%1. For the same period, the Index had a total return of –1.17%2 and a volatility of 21.16%. For the period, the Fund had an average daily volume of 732 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Mexico Capped IMI from June 16, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Mexico Capped IMI	-14.53%	-38.68%
MSCI Mexico IMI 25/50 Index	-1.17%	14.10%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Mexico Capped IMI	6.88%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Communications	23.3%
Financials	20.4%
Consumer, Non-cyclical	17.6%
Industrials	12.5%
Consumer, Cyclical	10.4%
Basic Materials	10.1%
Diversified	5.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI MEXICO CAPPED IMI LXXV

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –2.60%1. For the same period, the Index had a total return of 0.90%2 with a volatility of 5.85%. For the period, the Fund had an average daily volume of 34,021 and an average daily statistical correlation of over 0.99 the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 7-10 Year Treasury from April 4, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/04/11)
ProShares Short 7-10 Year Treasury	-2.60%	-7.01%
Barclays U.S. 7-10 Year Treasury Bond Index	0.90%	5.75%

Expense Ratios**

Fund	Gross	Net
ProShares Short 7-10 Year Treasury	1.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVI :: TBX SHORT 7-10 YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –5.77%1. For the same period, the Index had a total return of 3.25%2 and a volatility of 11.74%. For the period, the Fund had an average daily volume of 952,476 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 20+ Year Treasury from August 18, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (8/18/09)
ProShares Short 20+ Year Treasury	-5.77%	-10.93%
Barclays U.S. 20+ Year Treasury Bond Index	3.25%	7.89%

Expense Ratios**

Fund	Gross	Net
ProShares Short 20+ Year Treasury	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(98%)
Futures Contracts	(3%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT 20+ YEAR TREASURY LXXVII

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –10.86%1. For the same period, the Index had a total return of 6.95%2 with a volatility of 3.40%. For the period, the Fund had an average daily volume of 45,374 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade (below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $1 billion par outstanding, have at least $400 million of outstanding face value, and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short High Yield from March 21, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (3/21/11)
ProShares Short High Yield	-10.86%	-10.71%
Markit iBoxx $ Liquid High Yield Index	6.95%	8.24%

Expense Ratios**

Fund	Gross	Net
ProShares Short High Yield	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVIII :: SJB SHORT HIGH YIELD :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –7.47%1. For the same period, the Index had a total return of 5.40%2 with a volatility of 5.14%. For the period, the Fund had an average daily volume of 4,239 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $3 billion par outstanding, have at least $750 million of outstanding face value, and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Short Investment Grade Corporate from March 28, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (3/28/11)
ProShares Short Investment Grade Corporate	-7.47%	-8.96%
Markit iBoxx $ Liquid Investment Grade Index	5.40%	7.43%

Expense Ratios**

Fund	Gross	Net
ProShares Short Investment Grade Corporate	3.59%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT INVESTMENT GRADE CORPORATE LXXIX

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 3-7 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –3.89%1. For the same period, the Index had a total return of 0.94%2 with a volatility of 3.16%. For the period, the Fund had an average daily volume of 1,914 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 3-7 Year Treasury from April 4, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/04/11)
ProShares UltraShort 3-7 Year Treasury	-3.89%	-7.88%
Barclays U.S. 3-7 Year Treasury Bond Index	0.94%	3.31%

Expense Ratios***

Fund	Gross	Net
ProShares UltraShort 3-7 Year Treasury	2.75%	0.95%

***Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Corporate Bonds	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 3-7 Year Treasury Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXX :: TBZ ULTRASHORT 3-7 YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –4.63%1. For the same period, the Index had a total return of 0.90%2 and a volatility of 5.85%. For the period, the Fund had an average daily volume of 112,906 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 7-10 Year Treasury from April 29, 2008 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 7-10 Year Treasury	-4.63%	-13.84%	-14.50%
Barclays U.S. 7-10 Year Treasury Bond Index	0.90%	5.45%	5.69%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 7-10 Year Treasury	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Corporate Bonds	—
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT 7-10 YEAR TREASURY PST :: LXXXI

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –11.55%1. For the same period, the Index had a total return of 3.25%2 and a volatility of 11.74%. For the period, the Fund had an average daily volume of 3,730,428 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort 20+ Year Treasury from April 29, 2008 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 20+ Year Treasury	-11.55%	-22.04%	-22.22%
Barclays U.S. 20+ Year Treasury Bond Index	3.25%	7.71%	7.43%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 20+ Year Treasury	0.93%	0.93%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(197%)
Futures Contracts	(5%)
Total Exposure	(202%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXII :: TBT ULTRASHORT 20+ YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –2.51%1. For the same period, the Index had a total return of 0.40%2 with a volatility of 5.68%. For the period, the Fund had an average daily volume of 7,462 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort TIPS from February 9, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/11)
ProShares UltraShort TIPS	-2.51%	-11.31%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	0.40%	5.35%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort TIPS	2.88%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT TIPS LXXXIII

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –18.25%1. For the same period, the Index had a total return of 3.25%2 and a volatility of 11.74%. For the period, the Fund had an average daily volume of 44,033 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short 20+ Year Treasury from March 27, 2012 to May 31, 2014, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (3/27/12)
ProShares UltraPro Short 20+ Year Treasury	-18.25%	-19.13%
Barclays U.S. 20+ Year Treasury Bond Index	3.25%	3.36%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short 20+ Year Treasury	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(298%)
Futures Contracts	(3%)
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctu`ate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXIV :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCEPROSHARES TRUST

ProShares Ultra Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 3000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 41.19%1. For the same period, the Index had a total return of 20.57%2 and a volatility of 11.58%. For the period, the Fund had an average daily volume of 349 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell3000 from June 30, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/30/09)
ProShares Ultra Russell3000	41.19%	35.58%
Russell 3000 Index	20.57%	19.08%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell3000	4.61%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.8%
Exxon Mobil Corp.	1.5%
Microsoft Corp.	1.2%
Johnson & Johnson	1.0%
General Electric Co.	0.9%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	17.6%
Technology	12.0%
Industrials	11.3%
Communications	11.3%
Consumer, Cyclical	10.3%
Energy	9.6%
Basic Materials	3.4%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUSTMANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA RUSSELL3000 LXXXV

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 41.09%1. For the same period, the Index had a total return of 20.45%2 and a volatility of 11.19%. For the period, the Fund had an average daily volume of 6,197,115 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P500® from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra S&P500®	41.09%	34.41%	7.93%
S&P 500 Index	20.45%	18.37%	7.97%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra S&P500®	0.90%	0.90%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	102%
Futures Contracts	20%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.6%
Exxon Mobil Corp.	2.0%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
General Electric Co.	1.2%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.9%
Financials	16.3%
Technology	12.9%
Communications	11.8%
Industrials	10.7%
Energy	10.5%
Consumer, Cyclical	9.4%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVI :: SSO ULTRA S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCEPROSHARES TRUST

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 56.05%1. For the same period, the Index had a total return of 27.10%2 and a volatility of 13.41%. For the period, the Fund had an average daily volume of 2,660,986 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra QQQ® from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra QQQ®	56.05%	42.91%	16.85%
NASDAQ-100 Index	27.10%	22.36%	12.70%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra QQQ®	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	113%
Futures Contracts	9%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.6%
Microsoft Corp.	6.4%
Google, Inc., Class A	3.0%
Google, Inc., Class C	2.9%
Amazon.com, Inc.	2.7%

NASDAQ-100 Index – Composition

% of Index
Technology	40.5%
Communications	33.2%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	7.0%
Industrials	1.0%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUSTMANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA QQQ® LXXXVII

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 24.86%1. For the same period, the Index had a total return of 13.27%2 and a volatility of 10.72%. For the period, the Fund had an average daily volume of 295,484 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Dow30SM from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra Dow30SM	24.86%	33.13%	9.43%
Dow Jones Industrial Average Index	13.27%	17.54%	8.32%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Dow30SM	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	107%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc., Class A	6.8%
International Business Machines Corp.	5.8%
Goldman Sachs Group, Inc. (The)	5.1%
3M Co.	4.5%
Boeing Co. (The)	4.3%

Dow Jones Industrial Average
Index – Composition

% of Index
Financials	23.6%
Industrials	20.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	12.8%
Technology	9.7%
Energy	8.6%
Communications	7.5%
Basic Materials	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVIII :: DDM ULTRA DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCEPROSHARES TRUST

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 33.70%1. For the same period, the Index had a total return of 18.04%2 and a volatility of 13.47%. For the period, the Fund had an average daily volume of 670,317 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MidCap400 from June 19, 2006 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra MidCap400	33.70%	37.80%	10.04%
S&P MidCap 400 Index	18.04%	20.81%	9.95%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MidCap400	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	98%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cimarex Energy Co.	0.6%
SL Green Realty Corp.	0.6%
Henry Schein, Inc.	0.6%
Affiliated Managers Group, Inc.	0.6%
Equinix, Inc.	0.5%

S&P MidCap 400 Index – Composition

% of Index
Financials	22.5%
Industrials	18.7%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	12.2%
Technology	8.9%
Energy	5.8%
Basic Materials	4.8%
Utilities	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUSTMANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MIDCAP400 LXXXIX

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 31.90%1. For the same period, the Index had a total return of 16.79%2 and volatility of 15.69%. For the period, the Fund had an average daily volume of 816,977 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 from January 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra Russell2000	31.90%	33.86%	2.37%
Russell 2000 Index	16.79%	19.30%	6.59%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000	1.09%	0.98%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	106%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Realty Capital Properties, Inc.	0.4%
Rite Aid Corp.	0.3%
NorthStar Realty Finance Corp.	0.3%
Acuity Brands, Inc.	0.3%
SunEdison, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Financials	23.7%
Consumer, Non-cyclical	19.9%
Industrials	14.3%
Consumer, Cyclical	13.4%
Technology	9.8%
Communications	6.1%
Energy	5.7%
Basic Materials	3.5%
Utilities	3.4%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XC :: UWM ULTRA RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCEPROSHARES TRUST

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 38.43%1. For the same period, the Index had a total return of 19.71%2 and a volatility of 14.77%. For the period, the Fund had an average daily volume of 2,635 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra SmallCap600 from January 23, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra SmallCap600	38.43%	38.11%	6.01%
S&P SmallCap 600 Index	19.71%	21.18%	8.18%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra SmallCap600	1.59%	0.96%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Questcor Pharmaceuticals, Inc.	0.7%
Centene Corp.	0.6%
ARRIS Group, Inc.	0.5%
Toro Co. (The)	0.5%
Teledyne Technologies, Inc.	0.5%

S&P SmallCap 600 Index – Composition

% of Index
Financials	21.0%
Industrials	18.4%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	15.9%
Technology	10.4%
Energy	4.8%
Basic Materials	4.4%
Communications	4.3%
Utilities	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUSTMANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA SMALLCAP600 XCI

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 64.77%1. For the same period, the Index had a total return of 20.45%2 and a volatility of 11.19%. For the period, the Fund had an average daily volume of 2,400,158 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro S&P500® from June 23, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/23/09)
ProShares UltraPro S&P500®	64.77%	53.05%
S&P 500 Index	20.45%	19.26%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro S&P500®	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	203%
Futures Contracts	27%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.3%
Exxon Mobil Corp.	1.8%
Microsoft Corp.	1.3%
Johnson & Johnson	1.2%
General Electric Co.	1.1%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.9%
Financials	16.3%
Technology	12.9%
Communications	11.8%
Industrials	10.7%
Energy	10.5%
Consumer, Cyclical	9.4%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCII :: UPRO ULTRAPRO S&P500® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 90.05%1. For the same period, the Index had a total return of 27.10%2 and a volatility of 13.41%. For the period, the Fund had an average daily volume of 2,760,976 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro QQQ® from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro QQQ®	90.05%	56.32%
NASDAQ-100 Index	27.10%	20.59%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro QQQ®	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	240%
Futures Contracts	2%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corp.	4.7%
Google, Inc., Class A	2.2%
Google, Inc., Class C	2.2%
Amazon.com, Inc.	2.0%

NASDAQ-100 Index – Composition

% of Index
Technology	40.5%
Communications	33.2%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	7.0%
Industrials	1.0%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO QQQ® XCIII

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 37.17%1. For the same period, the Index had a total return of 13.27%2 and volatility of 10.72%. For the period, the Fund had an average daily volume of 228,525 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Dow30SM from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Dow30SM	37.17%	41.36%
Dow Jones Industrial Average Index	13.27%	15.54%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Dow30SM	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	207%
Futures Contracts	18%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc., Class A	6.1%
International Business Machines Corp.	5.3%
Goldman Sachs Group, Inc. (The)	4.6%
3M Co.	4.1%
Boeing Co. (The)	3.9%

Dow Jones Industrial Average
Index – Composition

% of Index
Financials	23.6%
Industrials	20.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	12.8%
Technology	9.7%
Energy	8.6%
Communications	7.5%
Basic Materials	2.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCIV :: UDOW ULTRAPRO DOW30SM :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 52.31%1. For the same period, the Index had a total return of 18.04%2 and a volatility of 13.47%. For the period, the Fund had an average daily volume of 20,608 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro MidCap400 from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro MidCap400	52.31%	45.20%
S&P MidCap 400 Index	18.04%	18.72%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro MidCap400	1.43%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	208%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cimarex Energy Co.	0.6%
SL Green Realty Corp.	0.5%
Henry Schein, Inc.	0.5%
Affiliated Managers Group, Inc.	0.5%
Equinix, Inc.	0.5%

S&P MidCap 400 Index – Composition

% of Index
Financials	22.5%
Industrials	18.7%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	12.2%
Technology	8.9%
Energy	5.8%
Basic Materials	4.8%
Utilities	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO MIDCAP400 XCV

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 46.67%1. For the same period, the Index had a total return of 16.79%2 and a volatility of 15.69%. For the period, the Fund had an average daily volume of 205,549 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Russell2000 from February 9, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Russell2000	46.67%	38.06%
Russell 2000 Index	16.79%	17.74%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Russell2000	1.38%	0.98%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	241%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Realty Capital Properties, Inc.	0.2%
Rite Aid Corp.	0.2%
NorthStar Realty Finance Corp.	0.2%
Acuity Brands, Inc.	0.2%
SunEdison, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	23.7%
Consumer, Non-cyclical	19.9%
Industrials	14.3%
Consumer, Cyclical	13.4%
Technology	9.8%
Communications	6.1%
Energy	5.7%
Basic Materials	3.5%
Utilities	3.4%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVI :: URTY ULTRAPRO RUSSELL2000 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 39.25%1. For the same period, the Index had a total return of 19.60%2 and a volatility of 11.16%. For the period, the Fund had an average daily volume of 479 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell1000 Value from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell1000 Value	39.25%	33.98%	0.48%
Russell 1000 Value Index	19.60%	18.42%	4.65%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell1000 Value	3.66%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.4%
General Electric Co.	2.1%
Johnson & Johnson	1.9%
Wells Fargo & Co.	1.8%
Chevron Corp.	1.8%

Russell 1000 Value Index – Composition

% of Index
Financials	28.2%
Consumer, Non-cyclical	17.5%
Energy	15.0%
Industrials	10.4%
Communications	7.9%
Technology	6.4%
Utilities	6.1%
Consumer, Cyclical	5.7%
Basic Materials	2.7%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA RUSSELL1000 VALUE XCVII

ProShares Ultra Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 44.92%1. For the same period, the Index had a total return of 22.15%2 and a volatility of 11.84%. For the period, the Fund had an average daily volume of 420 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell1000 Growth from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell1000 Growth	44.92%	35.94%	8.33%
Russell 1000 Growth Index	22.15%	19.02%	7.91%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell1000 Growth	1.93%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.3%
Microsoft Corp.	2.8%
Verizon Communications, Inc.	1.7%
International Business Machines Corp.	1.5%
Coca-Cola Co. (The)	1.3%

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Technology	17.8%
Communications	15.4%
Consumer, Cyclical	14.3%
Industrials	11.7%
Financials	6.4%
Energy	5.0%
Basic Materials	4.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVIII :: UKF ULTRA RUSSELL1000 GROWTH :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 44.02%1. For the same period, the Index had a total return of 22.01%2 and a volatility of 12.03%. For the period, the Fund had an average daily volume of 715 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell MidCap Value from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell MidCap Value	44.02%	41.37%	3.46%
Russell Midcap Value Index	22.01%	22.16%	6.60%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell MidCap Value	3.31%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Micron Technology, Inc.	0.8%
Forest Laboratories, Inc.	0.7%
Sempra Energy	0.6%
Cardinal Health, Inc.	0.6%
Cigna Corp.	0.6%

Russell Midcap Value Index – Composition

% of Index
Financials	31.4%
Consumer, Non-cyclical	12.6%
Utilities	12.1%
Industrials	10.7%
Consumer, Cyclical	9.2%
Technology	8.3%
Energy	7.2%
Basic Materials	4.4%
Communications	3.9%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA RUSSELL MIDCAP VALUE XCIX

ProShares Ultra Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 41.03%1. For the same period, the Index had a total return of 20.72%2 and a volatility of 13.24%. For the period, the Fund had an average daily volume of 644 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell MidCap Growth from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell MidCap Growth	41.03%	37.62%	5.83%
Russell Midcap Growth Index	20.72%	20.50%	7.67%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell MidCap Growth	2.53%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Actavis PLC	1.0%
Alexion Pharmaceuticals, Inc.	0.9%
Crown Castle International Corp.	0.7%
Kroger Co. (The)	0.7%
Intuit, Inc.	0.6%

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.1%
Consumer, Cyclical	22.3%
Industrials	13.0%
Technology	10.8%
Communications	8.5%
Financials	7.9%
Energy	6.8%
Basic Materials	4.2%
Utilities	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

C :: UKW ULTRA RUSSELL MIDCAP GROWTH :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 32.56%1. For the same period, the Index had a total return of 16.87%2 and a volatility of 14.32%. For the period, the Fund had an average daily volume of 1,544 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 Value from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell2000 Value	32.56%	32.07%	-2.11%
Russell 2000 Value Index	16.87%	18.75%	4.53%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000 Value	3.38%	1.02%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NorthStar Realty Finance Corp.	0.6%
American Realty Capital Properties, Inc.	0.6%
Kate Spade & Co.	0.5%
PacWest Bancorp	0.4%
Prosperity Bancshares, Inc.	0.4%

Russell 2000 Value Index – Composition

% of Index
Financials	39.5%
Industrials	12.7%
Consumer, Cyclical	10.5%
Consumer, Non-cyclical	10.0%
Energy	6.9%
Utilities	6.6%
Technology	5.6%
Communications	4.2%
Basic Materials	3.7%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA RUSSELL2000 VALUE CI

ProShares Ultra Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 30.67%1. For the same period, the Index had a total return of 16.71%2 and a volatility of 17.39%. For the period, the Fund had an average daily volume of 2,212 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 Growth from February 20, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell2000 Growth	30.67%	34.28%	3.72%
Russell 2000 Growth Index	16.71%	19.79%	7.20%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000 Growth	2.53%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Acuity Brands, Inc.	0.6%
SunEdison, Inc.	0.5%
Questcor Pharmaceuticals, Inc.	0.5%
athenahealth, Inc.	0.5%
CoStar Group, Inc.	0.5%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	29.7%
Consumer, Cyclical	16.2%
Industrials	15.9%
Technology	14.0%
Communications	8.0%
Financials	8.0%
Energy	4.5%
Basic Materials	3.4%
Utilities	0.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CII :: UKK ULTRA RUSSELL2000 GROWTH :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 43.91%1. For the same period, the Index had a total return of 22.56%2 and a volatility of 13.49%. For the period, the Fund had an average daily volume of 61,892 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Basic Materials from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Basic Materials	43.91%	23.61%	-0.59%
Dow Jones U.S. Basic Materials Index	22.56%	15.97%	7.10%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Basic Materials	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.7%
Monsanto Co.	7.7%
Dow Chemical Co. (The)	7.6%
LyondellBasell Industries N.V., Class A	5.2%
Praxair, Inc.	4.7%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	76.7%
Industrial Metals	14.2%
Mining	5.4%
Forestry and Paper	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA BASIC MATERIALS CIII

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 65.81%1. For the same period, the Index had a total return of 34.02%2 and a volatility of 25.69%. For the period, the Fund had an average daily volume of 213,710 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Biotechnology from April 7, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/07/10)
ProShares Ultra Nasdaq Biotechnology	65.81%	50.11%
NASDAQ Biotechnology Index	34.02%	26.61%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Nasdaq Biotechnology	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	7.0%
Celgene Corp.	6.8%
Biogen Idec, Inc.	6.7%
Amgen, Inc.	6.7%
Alexion Pharmaceuticals, Inc.	5.9%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	73.4%
Pharmaceuticals	23.7%
Healthcare-Products	2.6%
Holding Companies-Diversified	0.2%
Commercial Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CIV :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 31.64%1. For the same period, the Index had a total return of 16.34%2 and a volatility of 11.08%. For the period, the Fund had an average daily volume of 2,981 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Consumer Goods from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Goods	31.64%	37.95%	14.18%
Dow Jones U.S. Consumer Goods Index	16.34%	19.37%	9.76%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Goods	1.76%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	9.3%
Coca-Cola Co. (The)	6.6%
Philip Morris International, Inc.	6.0%
PepsiCo, Inc.	5.7%
Altria Group, Inc.	3.5%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	18.0%
Household Goods	18.0%
Food Producers	17.6%
Personal Goods	15.3%
Automobiles and Parts	14.4%
Tobacco	13.3%
Leisure Goods	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA CONSUMER GOODS CV

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 41.55%1. For the same period, the Index had a total return of 20.94%2 and a volatility of 12.61%. For the period, the Fund had an average daily volume of 4,577 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra Consumer Services from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Services	41.55%	48.13%	11.77%
Dow Jones U.S. Consumer Services Index	20.94%	24.29%	9.68%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Services	1.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Walt Disney Co. (The)	4.2%
Comcast Corp., Class A	4.1%
Wal-Mart Stores, Inc.	3.8%
Amazon.com, Inc.	3.5%
Home Depot, Inc. (The)	3.4%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	34.7%
Media	28.7%
Travel and Leisure	22.2%
Food and Drug Retailers	14.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVI :: UCC ULTRA CONSUMER SERVICES :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 26.73%1. For the same period, the Index had a total return of 14.48%2 and a volatility of 13.45%. For the period, the Fund had an average daily volume of 162,527 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, and property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Financials from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Financials	26.73%	24.64%	-20.56%
Dow Jones U.S. Financials Index	14.48%	15.55%	-2.78%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Financials	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	5.7%
Berkshire Hathaway, Inc., Class B	5.5%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	3.8%
Citigroup, Inc.	3.4%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	31.5%
General Financial	25.0%
Nonlife Insurance	18.7%
Real Estate Investment Trusts	18.6%
Life Insurance	5.3%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA FINANCIALS CVII

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 52.43%1. For the same period, the Index had a total return of 25.84%2 and a volatility of 13.40%. For the period, the Fund had an average daily volume of 16,364 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Health Care from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Health Care	52.43%	41.51%	15.59%
Dow Jones U.S. Health Care Index	25.84%	21.31%	10.78%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Health Care	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.5%
Pfizer, Inc.	6.3%
Merck & Co., Inc.	5.7%
Gilead Sciences, Inc.	4.2%
Amgen, Inc.	2.9%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	65.9%
Health Care Equipment and Services	34.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVIII :: RXL ULTRA HEALTH CARE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 47.71%1. For the same period, the Index had a total return of 23.73%2 and a volatility of 13.13%. For the period, the Fund had an average daily volume of 3,936 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Industrials from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Industrials	47.71%	40.24%	7.34%
Dow Jones U.S. Industrials Index	23.73%	21.87%	8.48%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Industrials	1.62%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	9.0%
United Technologies Corp.	3.3%
Boeing Co. (The)	3.1%
Union Pacific Corp.	3.0%
3M Co.	3.0%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	21.5%
Aerospace and Defense	17.7%
Industrial Engineering	15.9%
Support Services	15.9%
Industrial Transportation	13.0%
Electronic & Electrical Equipment	10.2%
Construction and Materials	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA INDUSTRIALS CIX

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 40.97%1. For the same period, the Index had a total return of 20.85%2 and a volatility of 12.79%. For the period, the Fund had an average daily volume of 75,914 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Oil & Gas from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Oil & Gas	40.97%	22.29%	3.95%
Dow Jones U.S. Oil & Gas Index	20.85%	14.38%	8.62%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Oil & Gas	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.7%
Chevron Corp.	9.6%
Schlumberger Ltd.	5.6%
ConocoPhillips	4.0%
Occidental Petroleum Corp.	3.2%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	73.2%
Oil Equipment, Services and Distribution	26.6%
Alternative Energy	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.
CX :: DIG ULTRA OIL & GAS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 14.58%1. For the same period, the Index had a total return of 9.26%2 and a volatility of 14.82%. For the period, the Fund had an average daily volume of 128,790 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Real Estate from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Real Estate	14.58%	37.60%	-15.35%
Dow Jones U.S. Real Estate Index	9.26%	21.50%	1.54%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Real Estate	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.4%
American Tower Corp.	3.7%
Crown Castle International Corp.	2.7%
Public Storage	2.6%
Equity Residential	2.2%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA REAL ESTATE CXI

ProShares Ultra KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 34.92%1. For the same period, the Index had a total return of 18.82%2 and a volatility of 17.65%. For the period, the Fund had an average daily volume of 7,176 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra KBW Regional Banking from April 20, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/20/10)
ProShares Ultra KBW Regional Banking	34.92%	7.40%
KBW Regional Banking Index	18.82%	8.33%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra KBW Regional Banking	4.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	104%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
PacWest Bancorp	4.9%
SVB Financial Group	3.3%
First Republic Bank/CA	3.2%
Umpqua Holdings Corp.	2.9%
Texas Capital Bancshares, Inc.	2.8%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXII :: KRU ULTRA KBW REGIONAL BANKING :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 54.33%1. For the same period, the Index had a total return of 26.84%2 and a volatility of 15.93%. For the period, the Fund had an average daily volume of 6,790 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Semiconductors from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Semiconductors	54.33%	28.46%	0.25%
Dow Jones U.S. Semiconductors Index	26.84%	17.51%	5.90%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Semiconductors	1.29%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	23.9%
Texas Instruments, Inc.	9.0%
Micron Technology, Inc.	5.3%
Applied Materials, Inc.	4.3%
Avago Technologies Ltd.	3.1%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA SEMICONDUCTORS CXIII

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 50.41%1. For the same period, the Index had a total return of 24.79%2 and a volatility of 13.07%. For the period, the Fund had an average daily volume of 16,035 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Technology from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Technology	50.41%	33.30%	8.67%
Dow Jones U.S. Technology Index	24.79%	18.43%	8.69%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Technology	1.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.5%
Microsoft Corp.	8.0%
International Business Machines Corp.	4.6%
Google, Inc., Class A	4.2%
Google, Inc., Class C	4.1%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	51.9%
Software and Computer Services	48.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXIV :: ROM ULTRA TECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 35.51%1. For the same period, the Index had a total return of 18.25%2 and a volatility of 14.54%. For the period, the Fund had an average daily volume of 391 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Telecommunications from March 25, 2008 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (3/25/08)
ProShares Ultra Telecommunications	35.51%	25.86%	6.28%
Dow Jones U.S. Select Telecommunications Index	18.25%	14.83%	7.55%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Telecommunications	3.72%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	7.2%
AT&T, Inc.	7.0%
CenturyLink, Inc.	6.1%
SBA Communications Corp., Class A	4.9%
Level 3 Communications, Inc.	4.7%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	61.0%
Mobile Telecommunications	39.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA TELECOMMUNICATIONS CXV

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 35.94%1. For the same period, the Index had a total return of 18.45%2 and a volatility of 12.36%. For the period, the Fund had an average daily volume of 5,631 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Utilities from January 30, 2007 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Utilities	35.94%	28.37%	6.07%
Dow Jones U.S. Utilities Index	18.45%	15.46%	6.48%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Utilities	1.65%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	6.9%
NextEra Energy, Inc.	5.9%
Dominion Resources, Inc.	5.5%
Southern Co. (The)	5.4%
Exelon Corp.	4.4%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	70.6%
Gas, Water & Multi Utilities	29.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVI :: UPW ULTRA UTILITIES :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 38.96%1. For the same period, the Index had a total return of 14.48%2 and a volatility of 13.45%. For the period, the Fund had an average daily volume of 7,687 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges.

During the period, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Financials from July 10, 2012 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (7/10/12)
ProShares UltraPro Financials	38.96%	86.57%
Dow Jones U.S. Financials Index	14.48%	26.40%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Financials	3.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	214%
Futures Contracts	—
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	5.8%
Berkshire Hathaway, Inc., Class B	5.5%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	3.8%
Citigroup, Inc.	3.4%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	31.5%
General Financials	25.0%
Nonlife Insurance	18.7%
Real Estate Investment Trusts	18.6%
Life Insurance	5.3%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO FINANCIALS CXVII

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 36.09%1. For the same period, the Index had a total return of 18.54%2 and a volatility of 11.61%. For the period, the Fund had an average daily volume of 3,068 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI EAFE from June 2, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI EAFE	36.09%	14.68%
MSCI EAFE Index	18.54%	11.20%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI EAFE	1.88%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.6%
Japan	19.6%
Other	12.4%
France	10.4%
Germany	9.3%
Switzerland	9.2%
Australia	7.9%
Spain	3.7%
Sweden	3.1%
Hong Kong	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	25.3%
Consumer, Non-cyclical	22.7%
Consumer, Cyclical	12.1%
Industrials	11.6%
Communications	7.3%
Basic Materials	7.3%
Energy	7.0%
Utilities	3.8%
Technology	2.3%
Diversified	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVIII :: EFO ULTRA MSCI EAFE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 6.01%1. For the same period, the Index had a total return of 4.61%2 and a volatility of 13.58%. For the period, the Fund had an average daily volume of 15,224 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Emerging Markets from June 2, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI Emerging Markets	6.01%	5.27%
MSCI Emerging Markets Index	4.61%	8.09%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Emerging Markets	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.6%
Korea	16.1%
Other	13.5%
Taiwan	12.1%
Brazil	10.8%
South Africa	7.7%
India	7.0%
Russia	5.3%
Mexico	5.1%
Malaysia	3.8%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	26.3%
Technology	11.6%
Communications	11.5%
Consumer, Non-cyclical	10.3%
Energy	10.0%
Consumer, Cyclical	8.7%
Basic Materials	8.2%
Industrials	7.7%
Utilities	3.5%
Diversified	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI EMERGING MARKETS CXIX

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 50.25%1. For the same period, the Index had a total return of 23.85%2 and a volatility of 13.11%. For the period, the Fund had an average daily volume of 8,878 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE Europe from April 27, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Index performance through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance beginning on April 23, 2013 reflects the performance of the FTSE Developed Europe Index.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra FTSE Europe	50.25%	16.51%
FTSE Developed Europe Index	23.85%	11.43%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra FTSE Europe	2.39%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	32.2%
France	14.5%
Germany	13.7%
Switzerland	13.6%
Other	5.6%
Spain	5.4%
Sweden	4.6%
Netherlands	4.3%
Italy	3.9%
Denmark	2.2%

FTSE Developed Europe
Index – Composition

% of Index
Consumer, Non-cyclical	27.3%
Financials	22.3%
Industrials	10.2%
Energy	9.4%
Consumer, Cyclical	8.8%
Communications	7.8%
Basic Materials	7.5%
Utilities	4.2%
Technology	2.2%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXX :: UPV ULTRA FTSE EUROPE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 22.37%1. For the same period, the Index had a total return of 11.87%2 and a volatility of 13.04%. For the period, the Fund had an average daily volume of 919 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Pacific ex-Japan from April 27, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Pacific ex-Japan	22.37%	9.92%
MSCI Pacific ex-Japan Index	11.87%	8.41%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Pacific ex-Japan	5.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.9%
Hong Kong	23.0%
Singapore	12.1%
New Zealand	1.0%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	51.5%
Basic Materials	9.9%
Consumer, Cyclical	9.0%
Consumer, Non-cyclical	8.6%
Industrials	5.5%
Utilities	4.1%
Communications	4.1%
Diversified	4.0%
Energy	2.8%
Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI PACIFIC EX-JAPAN CXXI

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –17.00%1. For the same period, the Index had a total return of –6.11%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 3,818 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization in the region.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Brazil Capped from April 27, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Brazil Capped	-17.00%	-20.31%
MSCI Brazil 25/50 Index	-6.11%	-6.32%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Brazil Capped	1.87%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	27.7%
Consumer, Non-cyclical	26.2%
Basic Materials	15.0%
Energy	10.9%
Utilities	6.5%
Consumer, Cyclical	3.8%
Communications	3.7%
Industrials	3.6%
Diversified	2.0%
Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXII :: UBR ULTRA MSCI BRAZIL CAPPED :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 7.03%1. For the same period, the Index had a total return of 5.12%2 and a volatility of 20.27%. For the period, the Fund had an average daily volume of 38,233 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE China 25 from June 2, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra FTSE China 25	7.03%	-2.66%
FTSE China 25 Index	5.12%	2.39%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra FTSE China 25	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	56.1%
Communications	23.6%
Energy	16.4%
Industrials	2.0%
Consumer, Cyclical	1.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA FTSE CHINA 25 CXXIII

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 10.96%1. For the same period, the Index had a total return of 6.47%2 and a volatility of 19.84%. For the period, the Fund had an average daily volume of 15,408 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Japan from June 2, 2009 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI Japan	10.96%	6.30%
MSCI Japan Index	6.47%	6.47%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Japan	1.52%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	26.7%
Industrials	20.1%
Financials	19.5%
Consumer, Non-cyclical	13.5%
Communications	7.2%
Basic Materials	5.4%
Technology	3.9%
Utilities	2.5%
Energy	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXIV :: EZJ ULTRA MSCI JAPAN :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of –7.48%1. For the same period, the Index had a total return of –1.17%2 and a volatility of 21.16%. For the period, the Fund had an average daily volume of 2,688 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Mexico Capped IMI from April 27, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Mexico Capped IMI	-7.48%	8.60%
MSCI Mexico IMI 25/50 Index	-1.17%	6.45%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Mexico Capped IMI	4.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Communications	23.3%
Financials	20.4%
Consumer, Non-cyclical	17.6%
Industrials	12.5%
Consumer, Cyclical	10.4%
Basic Materials	10.1%
Diversified	5.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI MEXICO CAPPED IMI CXXV

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 0.66%1. For the same period, the Index had a total return of 0.90%2 and a volatility of 5.85%. For the period, the Fund had an average daily volume of 1,204,197 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 7-10 Year Treasury from January 19, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (1/19/10)
ProShares Ultra 7-10 Year Treasury	0.66%	10.99%
Barclays U.S. 7-10 Year Treasury Bond Index	0.90%	5.97%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 7-10 Year Treasury	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	72%
Corporate Bonds	—
Swap Agreements	127%
Futures Contracts	1%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXVI :: UST ULTRA 7-10 YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 4.54%1. For the same period, the Index had a total return of 3.25%2 and a volatility of 11.74%. For the period, the Fund had an average daily volume of 17,123 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2014, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 20+ Year Treasury from January 19, 2010 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (1/19/10)
ProShares Ultra 20+ Year Treasury	4.54%	15.71%
Barclays U.S. 20+ Year Treasury Bond Index	3.25%	9.14%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 20+ Year Treasury	1.65%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	68%
Corporate Bonds	—
Swap Agreements	130%
Futures Contracts	3%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA 20+ YEAR TREASURY CXXVII

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 16.25%1. For the same period, the Index had a total return of 6.95%2 and a volatility of 3.40%. For the period, the Fund had an average daily volume of 2,898 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade (below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $1 billion par outstanding, have at least $400 million of outstanding face value, and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra High Yield from April 13, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/13/11)
ProShares Ultra High Yield	16.25%	14.04%
Markit iBoxx $ Liquid High Yield Index	6.95%	8.06%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra High Yield	3.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Corporate Bond ETF	45%
Swap Agreements	155%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXVIII :: UJB ULTRA HIGH YIELD :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2014, the Fund had a total return of 9.17%1. For the same period, the Index had a total return of 5.40%2 and a volatility of 5.14%. For the period, the Fund had an average daily volume of 2,507 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $3 billion par outstanding, have at least $750 million of outstanding face value, and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2014, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Investment Grade Corporate from April 13, 2011 to May 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/14

Fund	One Year	Since Inception (4/13/11)
ProShares Ultra Investment Grade Corporate	9.17%	12.91%
Markit iBoxx $ Liquid Investment Grade Index	5.40%	7.47%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Investment Grade Corporate	3.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/14

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Corporate Bond ETF	21%
Swap Agreements	180%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade
Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA INVESTMENT GRADE CORPORATE CXXIX

EXPENSE EXAMPLES

CXXX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2014.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31 2014.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
DJ Brookfield Global Infrastructure ETF (a)				SPECIALTY EQUITY PROSHARES
Actual	$1,000.00	$1,075.90	$0.86	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,040.40	$3.05	0.60%
Hypothetical	$1,000.00	$1,021.94	$3.02	0.60%
Large Cap Core Plus
Actual	$1,000.00	$1,099.60	$2.36	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%
S&P 500 Aristocrats ETF				DIVIDEND GROWERS PROSHARES
Actual	$1,000.00	$1,058.50	$1.80	0.35%
Hypothetical	$1,000.00	$1,023.19	$1.77	0.35%
High Yield-Interest Rate Hedged				HEDGED FIXED INCOME PROSHARES
Actual	$1,000.00	$1,031.80	$2.53	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$1,027.20	$1.52	0.30%
Hypothetical	$1,000.00	$1,023.44	$1.51	0.30%
USD Covered Bond				GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$1,006.20	$1.75	0.35%
Hypothetical	$1,000.00	$1,023.19	$1.77	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$1,020.80	$2.27	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXI

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,039.50	$2.54	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%
Hedge Replication ETF				HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$1,009.00	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Merger ETF
Actual	$1,000.00	$990.60	$3.72	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
RAFI® Long/Short
Actual	$1,000.00	$1,003.40	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
30 Year TIPS/TSY Spread				INFLATION PROSHARES
Actual	$1,000.00	$978.10	$3.70	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
Short 30 Year TIPS/TSY Spread
Actual	$1,000.00	$1,007.90	$3.75	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
UltraPro 10 Year TIPS/TSY Spread
Actual	$1,000.00	$1,015.30	$3.77	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
UltraPro Short 10 Year TIPS/TSY Spread
Actual	$1,000.00	$964.50	$3.67	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
Short S&P500®				GEARED PROSHARES
Actual	$1,000.00	$921.10	$4.26	0.89%
Hypothetical	$1,000.00	$1,020.49	$4.48	0.89%
Short QQQ®
Actual	$1,000.00	$915.40	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Dow30SM
Actual	$1,000.00	$942.60	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MidCap400
Actual	$1,000.00	$927.50	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Russell2000
Actual	$1,000.00	$981.30	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short SmallCap600
Actual	$1,000.00	$982.30	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXXII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell3000
Actual	$1,000.00	$850.80	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort S&P500®
Actual	$1,000.00	$847.10	$4.10	0.89%
Hypothetical	$1,000.00	$1,020.49	$4.48	0.89%
UltraShort QQQ®
Actual	$1,000.00	$834.00	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$886.40	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MidCap400
Actual	$1,000.00	$856.40	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000
Actual	$1,000.00	$953.40	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$956.30	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$773.70	$4.07	0.92%
Hypothetical	$1,000.00	$1,020.34	$4.63	0.92%
UltraPro Short QQQ®
Actual	$1,000.00	$752.30	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$830.40	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$782.30	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$913.00	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$834.70	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$846.20	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXIII

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell MidCap Value
Actual	$1,000.00	$800.10	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$850.80	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$928.10	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$971.00	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Basic Materials
Actual	$1,000.00	$886.10	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Financials
Actual	$1,000.00	$942.70	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Oil & Gas
Actual	$1,000.00	$889.20	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Real Estate
Actual	$1,000.00	$851.80	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$1,037.50	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$780.20	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$767.60	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$883.50	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$916.30	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Financials
Actual	$1,000.00	$885.10	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXXIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Health Care
Actual	$1,000.00	$813.80	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Industrials
Actual	$1,000.00	$852.10	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$787.60	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Real Estate
Actual	$1,000.00	$724.10	$4.08	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$691.40	$4.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Technology
Actual	$1,000.00	$776.10	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$851.10	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Utilities
Actual	$1,000.00	$741.50	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Financials
Actual	$1,000.00	$823.70	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI EAFE
Actual	$1,000.00	$933.60	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$964.10	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short FTSE China 25
Actual	$1,000.00	$1,048.80	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$867.70	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$920.10	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXV

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort FTSE Europe
Actual	$1,000.00	$812.00	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$853.60	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$904.50	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort FTSE China 25
Actual	$1,000.00	$1,085.80	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,016.90	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$948.00	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$959.20	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$889.10	$4.43	0.94%
Hypothetical	$1,000.00	$1,020.24	$4.73	0.94%
Short High Yield
Actual	$1,000.00	$940.60	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$930.60	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$971.00	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$923.20	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$790.30	$4.11	0.92%
Hypothetical	$1,000.00	$1,020.34	$4.63	0.92%
UltraShort TIPS
Actual	$1,000.00	$919.20	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXXVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$699.00	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell3000
Actual	$1,000.00	$1,130.10	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,141.70	$4.75	0.89%
Hypothetical	$1,000.00	$1,020.49	$4.48	0.89%
Ultra QQQ®
Actual	$1,000.00	$1,139.70	$5.07	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,091.30	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,108.80	$4.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000
Actual	$1,000.00	$979.10	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra SmallCap600
Actual	$1,000.00	$980.90	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,209.50	$5.23	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,200.20	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,130.80	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,161.00	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Russell2000
Actual	$1,000.00	$953.30	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,155.70	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXVII

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Russell1000 Growth
Actual	$1,000.00	$1,133.50	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,199.90	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,116.80	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,018.30	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$942.90	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,217.30	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,095.30	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,094.80	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,040.70	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Financials
Actual	$1,000.00	$1,080.50	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Health Care
Actual	$1,000.00	$1,162.60	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Industrials
Actual	$1,000.00	$1,116.70	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,218.20	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,333.40	$5.53	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXXVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra KBW Regional Banking
Actual	$1,000.00	$866.70	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,359.10	$5.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Technology
Actual	$1,000.00	$1,223.00	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,117.20	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Utilities
Actual	$1,000.00	$1,296.10	$5.44	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Financials
Actual	$1,000.00	$1,110.50	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,098.00	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,005.00	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$1,160.50	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,111.50	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$972.50	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$833.00	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$917.80	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$977.20	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXIX

	Beginning Account Value	Ending Account Value 05/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,064.50	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,226.00	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra High Yield
Actual	$1,000.00	$1,091.90	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$1,119.90	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  The Fund commenced operations on March 25, 2014. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 67 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

CXL :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: 1

Shares		Value
	Common Stocks — 78.9%
	Consumer Discretionary — 3.0%
868	Eutelsat Communications S.A.	$30,391
2,692	SES S.A.	97,795
		128,186
	Energy — 18.5%
696	Cheniere Energy, Inc.*	47,405
183	Enbridge Energy Management LLC	5,469
3,382	Enbridge, Inc.	160,725
136	EnLink Midstream LLC	5,613
322	Keyera Corp.	21,806
352	Kinder Morgan Management LLC*	25,403
2,122	Kinder Morgan, Inc.	70,854
270	Koninklijke Vopak N.V.	13,756
658	ONEOK, Inc.	42,434
1,296	Pembina Pipeline Corp.	51,168
134	SemGroup Corp., Class A	9,104
2,124	Spectra Energy Corp.	86,192
92	Targa Resources Corp.	10,576
2,876	TransCanada Corp.	133,893
820	Veresen, Inc.	12,864
2,168	Williams Cos., Inc. (The)	101,809
		799,071
	Financials — 6.6%
1,838	American Tower Corp. (REIT)	164,740
1,554	Crown Castle International Corp. (REIT)	119,238
		283,978
	Industrials — 12.6%
2,305	Abertis Infraestructuras S.A.*	50,509
224	Aeroports de Paris	29,160
2,218	Atlantia SpA	61,618
5,441	Auckland International Airport Ltd.	17,834
8,794	Beijing Capital International Airport Co. Ltd., Class H	6,034
2,102	Beijing Enterprises Holdings Ltd.	17,962
6,942	China Merchants Holdings International Co. Ltd.	20,505
2,540	Ferrovial S.A.	54,983
22	Flughafen Zuerich AG	13,721
214	Fraport AG Frankfurt Airport Services Worldwide	16,418
3,284	Groupe Eurotunnel S.A.	43,423
234	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	14,499
120	Grupo Aeroportuario del Sureste SAB de CV (ADR)	15,434
142	Hamburger Hafen und Logistik AG	3,581
32,254	Hutchison Port Holdings Trust, Class U	24,191
Shares		Value
	Common Stocks (continued)
434	Japan Airport Terminal Co. Ltd.	$11,148
7,298	Jiangsu Expressway Co. Ltd., Class H	8,764
2,270	Macquarie Atlas Roads Group	6,972
366	Societa Iniziative Autostradali e Servizi SpA	4,675
6,422	Sydney Airport	26,237
10,816	Transurban Group	74,790
382	Westshore Terminals Investment Corp.	11,770
8,562	Zhejiang Expressway Co. Ltd., Class H	8,481
		542,709
	Telecommunication Services — 1.4%
598	SBA Communications Corp., Class A*	60,697
	Utilities — 36.8%
376	AGL Resources, Inc.	20,071
180	American States Water Co.	5,451
830	American Water Works Co., Inc.	40,346
3,398	APA Group	22,105
822	Aqua America, Inc.	20,862
318	Atmos Energy Corp.	15,932
222	California Water Service Group	4,897
1,996	CenterPoint Energy, Inc.	48,144
10,148	China Gas Holdings Ltd.	16,414
3,256	China Resources Gas Group Ltd.	9,974
2,040	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	19,972
1,362	Consolidated Edison, Inc.	74,924
7,192	DUET Group	16,131
166	Elia System Operator S.A./N.V.	8,575
826	Enagas S.A.	24,310
3,082	ENN Energy Holdings Ltd.	21,804
1,274	Fortis, Inc.	38,233
24,100	Hong Kong & China Gas Co. Ltd.	58,253
732	ITC Holdings Corp.	26,791
96	Laclede Group, Inc. (The)	4,481
23,018	National Grid PLC	343,387
134	New Jersey Resources Corp.	7,371
994	NiSource, Inc.	37,146
1,468	Northeast Utilities	66,647
86	Northwest Natural Gas Co.	3,893
180	NorthWestern Corp.	8,640
164	ONE Gas, Inc.	6,007
2,220	Pennon Group PLC	29,174
1,166	Pepco Holdings, Inc.	32,298
2,130	PG&E Corp.	97,703
246	Piedmont Natural Gas Co., Inc.	8,804
646	Red Electrica Corp. S.A.	55,425

See accompanying notes to the financial statements.

2 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (continued)
720	Sempra Energy	$72,252
1,424	Severn Trent PLC	46,974
8,388	Snam SpA	49,235
148	Southwest Gas Corp.	7,749
9,598	SP AusNet	12,327
7,068	Spark Infrastructure Group	11,840
8,364	Terna Rete Elettrica Nazionale SpA	44,397
2,086	Toho Gas Co. Ltd.	10,451
9,622	Tokyo Gas Co. Ltd.	54,443
3,400	Towngas China Co. Ltd.	3,912
262	UIL Holdings Corp.	9,686
4,072	United Utilities Group PLC	59,245
164	WGL Holdings, Inc.	6,650
		1,583,326
	Total Common Stocks (Cost $3,186,827)	3,397,967
	Investment Companies — 0.7%
	Financials — 0.7%
5,264	3i Infrastructure PLC	12,229
7,088	HICL Infrastructure Co. Ltd.	16,265
		28,494
	Total Investment Companies (Cost $27,397)	28,494
	Master Limited Partnerships — 18.3%
	Energy — 17.7%
256	Access Midstream Partners LP	16,125
222	Atlas Pipeline Partners LP	7,237
354	Boardwalk Pipeline Partners LP	6,191
364	Buckeye Partners LP	28,559
238	DCP Midstream Partners LP	12,783
366	El Paso Pipeline Partners LP	12,532
636	Enbridge Energy Partners LP	19,716
1,334	Energy Transfer Equity LP	67,981
880	Energy Transfer Partners LP	49,562
220	EnLink Midstream Partners LP	6,703
1,836	Enterprise Products Partners LP	137,370
894	Kinder Morgan Energy Partners LP	67,989
720	Magellan Midstream Partners LP	58,954
466	MarkWest Energy Partners LP	28,869
62	MPLX LP	3,544
204	NuStar Energy LP	11,836
108	NuStar GP Holdings LLC	3,780
44	Oiltanking Partners LP	3,920
426	ONEOK Partners LP	23,473
1,134	Plains All American Pipeline LP	64,037
Shares		Value
	Master Limited Partnerships (continued)
404	Plains GP Holdings LP, Class A	$11,150
808	Regency Energy Partners LP	22,462
152	Spectra Energy Partners LP	7,972
224	Sunoco Logistics Partners LP	20,608
310	Targa Resources Partners LP	21,068
134	TC PipeLines LP	6,968
40	TransMontaigne Partners LP	1,985
48	Western Gas Equity Partners LP	2,494
206	Western Gas Partners LP	14,830
444	Williams Partners LP	23,581
		764,279
	Utilities — 0.6%
614	Brookfield Infrastructure Partners LP	24,978
	Total Master Limited Partnerships (Cost $718,019)	789,257
No. of Rights
	Rights — 0.0% ‡
1,388	China Merchants Holdings International Co. Ltd., expiring 06/05/14 at HKD 30.26*^	—
	Total Rights (Cost $—)	—
Principal Amount
	U.S. Government & Agency Security — 0.4%
	Federal Home Loan Bank
$17,264	0.00%, due 06/02/14	17,264
	Total U.S. Government & Agency Security (Cost $17,264)	17,264
	Repurchase Agreements (a) — 1.4%
59,717	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $59,717	59,717
	Total Repurchase Agreements (Cost $59,717)	59,717
	Total Investment Securities (Cost $4,009,224) — 99.7%	4,292,699
	Other assets less liabilities — 0.3%	10,980
	Net Assets — 100.0%	$4,303,679

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF 3

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $— or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

HKD  Hong Kong Dollar

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$298,884
Aggregate gross unrealized depreciation	(15,409)
Net unrealized appreciation	$283,475
Federal income tax cost of investments	$4,009,224

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 95.8%
	Financials — 95.8%
101,235	3i Group PLC	$732,892
5,427	Altamir	83,595
19,419	American Capital Ltd.*	286,624
35,535	Apollo Investment Corp.	297,783
36,610	Ares Capital Corp.	631,156
10,231	BlackRock Kelso Capital Corp.	88,703
41,288	Brait SE*	219,479
1,407	Deutsche Beteiligungs AG	38,551
5,376	Electra Private Equity PLC*	249,612
3,448	Eurazeo S.A.	297,519
21,019	Fifth Street Finance Corp.	195,267
2,887	Gimv N.V.	149,349
6,340	Golub Capital BDC, Inc.	107,907
1,071	HBM Healthcare Investments AG, Class A*	102,854
9,064	Hercules Technology Growth Capital, Inc.	138,135
38,377	Intermediate Capital Group PLC	268,953
6,252	Main Street Capital Corp.	194,000
76,159	Marfin Investment Group Holdings S.A.*	48,586
9,636	MCG Capital Corp.	32,859
3,014	MVC Capital, Inc.	38,489
10,693	Onex Corp.	665,169
9,871	PennantPark Investment Corp.	109,075
27,029	Prospect Capital Corp.	268,668
29,438	Ratos AB, Class B	285,274
3,125	Safeguard Scientifics, Inc.*	59,625
6,397	Solar Capital Ltd.	133,313
4,108	Triangle Capital Corp.	107,835
3,497	Wendel S.A.*	528,176
		6,359,448
	Total Common Stocks (Cost $6,059,022)	6,359,448
	Investment Company — 1.4%
	Financials — 1.4%
5,218	HgCapital Trust PLC	92,144
	Total Investment Company (Cost $89,098)	92,144
	Master Limited Partnership — 1.6%
	Financials — 1.6%
5,867	Compass Diversified Holdings	102,966
	Total Master Limited Partnership (Cost $101,596)	102,966
No. of Warrants		Value
	Warrants — 0.0% ‡
1,071	HBM Healthcare Investments AG, expiring 06/16/14 at CHF0.83*	$1,100
	Total Warrants (Cost $—)	1,100
Principal Amount
	U.S. Government & Agency Security (a) — 0.3%
	Federal Home Loan Bank
$22,563	0.00%, due 06/02/14	22,563
	Total U.S. Government & Agency Security (Cost $22,563)	22,563
	Repurchase Agreements (a) — 1.2%
78,047	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $78,047	78,047
	Total Repurchase Agreements (Cost $78,047)	78,047
	Total Investment Securities (Cost $6,350,326) — 100.3%	6,656,268
	Liabilities in excess of other assets — (0.3%)	(18,156)
	Net Assets — 100.0%	$6,638,112

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CHF  Swiss Franc

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,011
Aggregate gross unrealized depreciation	(191,253)
Net unrealized appreciation	$210,758
Federal income tax cost of investments	$6,445,510

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: GLOBAL LISTED PRIVATE EQUITY ETF 5

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 97.0%
16,550	Aetna, Inc. (Health Care)	0.4%	$1,283,453
4,716	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	1,473,986
10,174	Apple, Inc. (Information Technology)	2.1%	6,440,142
27,861	Archer-Daniels-Midland Co. (Consumer Staples)	0.4%	1,252,073
46,520	AT&T, Inc. (Telecommunication Services)	0.6%	1,650,064
188,309	Bank of America Corp. (Financials)	1.0%	2,850,998
30,279	Berkshire Hathaway, Inc., Class B* (Financials)	1.3%	3,886,007
4,256	BlackRock, Inc. (Financials)	0.4%	1,297,654
18,005	Chevron Corp. (Energy)	0.7%	2,210,834
62,752	Cisco Systems, Inc. (Information Technology)	0.5%	1,544,954
54,185	Citigroup, Inc. (Financials)	0.9%	2,577,580
24,247	Comcast Corp., Class A (Consumer Discretionary)	0.4%	1,265,693
27,214	ConocoPhillips (Energy)	0.7%	2,175,487
14,019	Deere & Co. (Industrials)	0.4%	1,278,112
33,188	Dow Chemical Co. (The) (Materials)	0.6%	1,729,759
26,375	Eli Lilly & Co. (Health Care)	0.5%	1,578,808
47,957	Exxon Mobil Corp. (Energy)	1.6%	4,821,117
27,217	Facebook, Inc., Class A* (Information Technology)	0.6%	1,722,836
39,299	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.4%	1,338,131
98,076	General Electric Co. (Industrials)	0.9%	2,627,456
39,232	General Motors Co. (Consumer Discretionary)	0.5%	1,356,643
24,918	Gilead Sciences, Inc.* (Health Care)	0.7%	2,023,591
2,837	Google, Inc., Class A* (Information Technology)	0.5%	1,621,771
2,744	Google, Inc., Class C* (Information Technology)	0.5%	1,539,329
28,806	Home Depot, Inc. (The) (Consumer Discretionary)	0.8%	2,311,105
57,770	Intel Corp. (Information Technology)	0.5%	1,578,276
8,171	International Business Machines Corp. (Information Technology)	0.5%	1,506,406
28,281	Johnson & Johnson (Health Care)	1.0%	2,869,390
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
34,513	JPMorgan Chase & Co. (Financials)	0.6%	$1,917,887
10,959	Kimberly-Clark Corp. (Consumer Staples)	0.4%	1,231,244
25,620	Kroger Co. (The) (Consumer Staples)	0.4%	1,223,099
14,772	LyondellBasell Industries N.V., Class A (Materials)	0.5%	1,470,848
22,744	Merck & Co., Inc. (Health Care)	0.4%	1,315,968
46,967	Micron Technology, Inc.* (Information Technology)	0.4%	1,342,787
90,367	Microsoft Corp. (Information Technology)	1.2%	3,699,625
47,776	Morgan Stanley (Financials)	0.5%	1,474,367
3,216	Netflix, Inc.* (Consumer Discretionary)	0.4%	1,343,741
12,820	Norfolk Southern Corp. (Industrials)	0.4%	1,291,615
10,064	Northrop Grumman Corp. (Industrials)	0.4%	1,223,279
28,977	PepsiCo, Inc. (Consumer Staples)	0.9%	2,559,538
68,060	Pfizer, Inc. (Health Care)	0.7%	2,016,618
17,145	PNC Financial Services Group, Inc. (The) (Financials)	0.5%	1,461,954
1,352	Priceline Group, Inc. (The)* (Consumer Discretionary)	0.6%	1,728,708
24,758	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	2,000,199
22,413	QUALCOMM, Inc. (Information Technology)	0.6%	1,803,126
10,408	Union Pacific Corp. (Industrials)	0.7%	2,074,002
36,320	Verizon Communications, Inc. (Telecommunication Services)	0.6%	1,814,547
10,812	Visa, Inc., Class A (Information Technology)	0.8%	2,322,742
44,830	Wells Fargo & Co. (Financials)	0.8%	2,276,467
4,394,585	Other Common Stocks	64.6%	193,628,452
	Total Common Stocks (Cost $250,977,762)		291,032,468
Principal Amount
	U.S. Government & Agency Security (a) — 0.3%
	Federal Home Loan Bank
$856,602	0.00%, due 06/02/14		856,602
	Total U.S. Government & Agency Security (Cost $856,602)		856,602

See accompanying notes to the financial statements.

6 :: CSM LARGE CAP CORE PLUS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 1.0%
$2,991,461	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,991,474	$2,991,461
	Total Repurchase Agreements (Cost $2,991,461)	2,991,461
	Total Investment Securities (Cost $254,825,825) — 98.3%	294,880,531
	Other assets less liabilities — 1.7%	4,972,661
	Net Assets — 100.0%	$299,853,192

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $4,954,398.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,899,243
Aggregate gross unrealized depreciation	(1,199,668)
Net unrealized appreciation	$39,699,575
Federal income tax cost of investments	$255,180,956

Swap Agreements1

Large Cap Core Plus had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,596,541)	11/06/15	Deutsche Bank AG	0.28%	Credit Suisse 130/30 Large Cap Index (short portion)	$(1,070,637)
20,026,345	11/06/15	Deutsche Bank AG	0.22%	Credit Suisse 130/30 Large Cap Index (long portion)	1,749,859
17,429,804					679,222	$—	$(650,000)	$29,222
(86,396,080)	01/06/16	Societe Generale	0.05%	Credit Suisse 130/30 Large Cap Index (short portion)	(1,980,253)
77,642,433	11/06/15	Societe Generale	0.35%	Credit Suisse 130/30 Large Cap Index (long portion)	5,894,419
(8,753,647)					3,914,166	—	(3,914,166)	—
$8,676,157					$4,593,388

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: LARGE CAP CORE PLUS 7

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	13.2%
Consumer Staples	7.2%
Energy	9.5%
Financials	18.5%
Health Care	10.2%
Industrials	11.3%
Information Technology	16.4%
Materials	3.8%
Telecommunication Services	1.7%
Utilities	5.2%
Other[1]	3.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

8 :: CSM LARGE CAP CORE PLUS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 12.7%
57,320	Family Dollar Stores, Inc.	$3,358,952
38,345	Genuine Parts Co.	3,310,324
101,706	Leggett & Platt, Inc.	3,449,867
70,035	Lowe's Cos., Inc.	3,297,248
32,957	McDonald's Corp.	3,342,828
54,918	Target Corp.	3,117,146
56,084	VF Corp.	3,534,414
		23,410,779
	Consumer Staples — 23.9%
74,190	Archer-Daniels-Midland Co.	3,334,099
36,725	Brown-Forman Corp., Class B	3,403,306
36,874	Clorox Co. (The)	3,304,648
84,262	Coca-Cola Co. (The)	3,447,159
49,696	Colgate-Palmolive Co.	3,399,206
69,354	Hormel Foods Corp.	3,412,910
29,504	Kimberly-Clark Corp.	3,314,774
46,436	McCormick & Co., Inc. (Non-Voting)	3,357,787
39,189	PepsiCo, Inc.	3,461,564
40,411	Procter & Gamble Co. (The)	3,264,805
91,229	Sysco Corp.	3,423,824
51,687	Walgreen Co.	3,716,812
42,619	Wal-Mart Stores, Inc.	3,271,861
		44,112,755
	Energy — 3.7%
28,083	Chevron Corp.	3,448,311
33,860	Exxon Mobil Corp.	3,403,946
		6,852,257
	Financials — 13.0%
53,060	Aflac, Inc.	3,248,864
37,070	Chubb Corp. (The)	3,434,906
68,945	Cincinnati Financial Corp.	3,379,684
62,994	Franklin Resources, Inc.	3,477,899
81,842	HCP, Inc. (REIT)	3,416,903
44,639	McGraw Hill Financial, Inc.	3,650,131
41,950	T. Rowe Price Group, Inc.	3,420,184
		24,028,571
	Health Care — 13.2%
87,948	Abbott Laboratories	3,518,800
69,207	AbbVie, Inc.	3,760,016
29,092	Becton, Dickinson and Co.	3,424,129
Shares		Value
	Common Stocks (continued)
23,696	C.R. Bard, Inc.	$3,504,875
48,772	Cardinal Health, Inc.	3,444,766
33,944	Johnson & Johnson	3,443,958
54,525	Medtronic, Inc.	3,327,661
		24,424,205
	Industrials — 14.9%
24,460	3M Co.	3,486,773
57,734	Cintas Corp.	3,586,436
39,875	Dover Corp.	3,476,303
49,613	Emerson Electric Co.	3,310,675
39,973	Illinois Tool Works, Inc.	3,459,663
41,942	Pentair Ltd.	3,130,551
41,803	Stanley Black & Decker, Inc.	3,653,582
12,992	W.W. Grainger, Inc.	3,356,743
		27,460,726
	Information Technology — 1.9%
43,565	Automatic Data Processing, Inc.	3,471,259
	Materials — 12.9%
28,286	Air Products & Chemicals, Inc.	3,393,471
81,395	Bemis Co., Inc.	3,370,567
31,203	Ecolab, Inc.	3,407,056
64,003	Nucor Corp.	3,240,472
17,251	PPG Industries, Inc.	3,477,974
17,244	Sherwin-Williams Co. (The)	3,528,295
35,278	Sigma-Aldrich Corp.	3,475,941
		23,893,776
	Telecommunication Services — 1.8%
93,308	AT&T, Inc.	3,309,635
	Utilities — 1.7%
59,151	Consolidated Edison, Inc.	3,253,897
	Total Common Stocks (Cost $176,969,978)	184,217,860
Principal Amount
	U.S. Government & Agency Security — 0.0% ‡
	Federal Home Loan Bank
$26,922	0.00%, due 06/02/14	26,922
	Total U.S. Government & Agency Security (Cost $26,922)	26,922

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: S&P 500 ARISTOCRATS ETF 9

Principal Amount		Value
	Repurchase Agreements (a) — 0.1%
$93,125	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $93,125	$93,125
	Total Repurchase Agreements (Cost $93,125)	93,125
	Total Investment Securities (Cost $177,090,025) — 99.8%	184,337,907
	Other assets less liabilities — 0.2%	286,266
	Net Assets — 100.0%	$184,624,173

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,016,920
Aggregate gross unrealized depreciation	(800,216)
Net unrealized appreciation	$7,216,704
Federal income tax cost of investments	$177,121,203

See accompanying notes to the financial statements.

10 :: NOBL S&P 500 ARISTOCRATS ETF :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 95.5%
	Aerospace & Defense — 2.7%
	B/E Aerospace, Inc.
$1,447,000	5.25%, due 04/01/22	$1,537,437
	Bombardier, Inc.
1,202,000	6.13%, due 01/15/23 (a)	1,229,045
	TransDigm, Inc.
1,062,000	7.75%, due 12/15/18	1,141,650
		3,908,132
	Auto Components — 0.7%
	Goodyear Tire & Rubber Co. (The)
965,000	8.25%, due 08/15/20	1,066,325
	Automobiles — 2.1%
	Chrysler Group LLC/CG Co.-Issuer, Inc.
997,000	8.25%, due 06/15/21	1,136,580
	General Motors Co.
566,000	3.50%, due 10/02/18 (a)	580,150
1,343,000	4.88%, due 10/02/23 (a)	1,406,793
		3,123,523
	Banks — 1.7%
	CIT Group, Inc.
1,037,000	4.25%, due 08/15/17	1,086,258
1,370,000	5.50%, due 02/15/19 (a)	1,479,600
		2,565,858
	Beverages — 0.3%
	Constellation Brands, Inc.
445,000	4.25%, due 05/01/23	443,888
	Building Products — 0.3%
	Building Materials Corp. of America
420,000	6.75%, due 05/01/21 (a)	453,600
	Chemicals — 2.7%
	Ashland, Inc.
375,000	4.75%, due 08/15/22	374,062
	Hexion US Finance Corp.
1,240,000	6.63%, due 04/15/20	1,305,100
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
395,000	8.88%, due 02/01/18	411,787
	Rockwood Specialties Group, Inc.
1,774,000	4.63%, due 10/15/20	1,820,568
		3,911,517
	Commercial Services & Supplies — 2.4%
	ADT Corp. (The)
1,189,000	3.50%, due 07/15/22	1,090,907
Principal Amount		Value
	Corporate Bonds (continued)
	Aramark Services, Inc.
$570,000	5.75%, due 03/15/20	$606,338
	Iron Mountain, Inc.
1,004,000	5.75%, due 08/15/24	1,004,000
	Laureate Education, Inc.
795,000	9.25%, due 09/01/19 (a)	834,750
		3,535,995
	Communications Equipment — 2.2%
	Alcatel-Lucent USA, Inc.
677,000	6.75%, due 11/15/20 (a)	719,312
	Avaya, Inc.
436,000	7.00%, due 04/01/19 (a)	431,640
1,354,000	10.50%, due 03/01/21 (a)	1,225,370
	CommScope, Inc.
790,000	8.25%, due 01/15/19 (a)	857,940
		3,234,262
	Consumer Finance — 2.2%
	Ally Financial, Inc.
1,028,000	8.00%, due 03/15/20	1,246,450
1,302,000	8.00%, due 11/01/31	1,625,872
	SLM Corp.
350,000	6.25%, due 01/25/16	374,500
		3,246,822
	Containers & Packaging — 1.4%
	Ball Corp.
1,519,000	4.00%, due 11/15/23	1,435,455
	Crown Americas LLC/Crown Americas Capital Corp. IV
698,000	4.50%, due 01/15/23	678,805
		2,114,260
	Distributors — 0.5%
	AmeriGas Finance LLC/ AmeriGas Finance Corp.
708,000	7.00%, due 05/20/22	782,340
	Diversified Financial Services — 0.6%
	Denali Borrower LLC/Denali Finance Corp.
779,000	5.63%, due 10/15/20 (a)	813,081
	Diversified Telecommunication Services — 5.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,504,000	7.00%, due 01/15/19	1,590,480
550,000	6.50%, due 04/30/21	587,125
	CenturyLink, Inc.
1,617,000	6.45%, due 06/15/21	1,758,487
500,000	5.80%, due 03/15/22	520,000

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: HIGH YIELD—INTEREST RATE HEDGED 11

Principal Amount		Value
	Corporate Bonds (continued)
	Frontier Communications Corp.
$833,000	8.50%, due 04/15/20	$971,486
	Level 3 Financing, Inc.
991,000	8.13%, due 07/01/19	1,082,667
	UPCB Finance III Ltd.
725,000	6.63%, due 07/01/20 (a)	770,313
	Virgin Media Secured Finance PLC
400,000	5.38%, due 04/15/21 (a)	411,500
	Windstream Corp.
795,000	7.88%, due 11/01/17	916,238
		8,608,296
	Electronic Equipment, Instruments & Components — 0.4%
	CDW LLC/CDW Finance Corp.
586,000	8.50%, due 04/01/19	638,007
	Food & Staples Retailing — 0.8%
	US Foods, Inc.
1,130,000	8.50%, due 06/30/19	1,213,055
	Food Products — 2.3%
	Hawk Acquisition Sub, Inc.
1,855,000	4.25%, due 10/15/20 (a)	1,855,000
	Post Holdings, Inc.
828,000	7.38%, due 02/15/22	898,380
	Smithfield Foods, Inc.
622,000	6.63%, due 08/15/22	681,868
		3,435,248
	Health Care Equipment & Supplies — 2.5%
	Biomet, Inc.
2,103,000	6.50%, due 08/01/20	2,281,755
	Hologic, Inc.
1,318,000	6.25%, due 08/01/20	1,400,375
		3,682,130
	Health Care Providers & Services — 8.3%
	CHS/Community Health Systems, Inc.
1,681,000	8.00%, due 11/15/19	1,844,897
836,000	6.88%, due 02/01/22 (a)	879,890
	DaVita HealthCare Partners, Inc.
1,467,000	5.75%, due 08/15/22	1,571,524
	HCA, Inc.
1,570,000	6.50%, due 02/15/20	1,783,912
1,146,000	5.00%, due 03/15/24	1,163,190
	Kinetic Concepts, Inc./KCI USA Inc.
640,000	10.50%, due 11/01/18	726,138
Principal Amount		Value
	Corporate Bonds (continued)
	LifePoint Hospitals, Inc.
$328,000	5.50%, due 12/01/21 (a)	$343,580
	MPH Acquisition Holdings LLC
800,000	6.63%, due 04/01/22 (a)	830,000
	Tenet Healthcare Corp.
1,408,000	6.00%, due 10/01/20	1,513,600
1,399,000	8.13%, due 04/01/22	1,591,363
		12,248,094
	Hotels, Restaurants & Leisure — 4.0%
	Caesars Entertainment Operating Co., Inc.
1,362,000	11.25%, due 06/01/17	1,198,560
2,015,000	10.00%, due 12/15/18	871,487
	Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.
1,177,000	5.63%, due 10/15/21 (a)	1,244,678
	MGM Resorts International
946,000	6.63%, due 12/15/21	1,052,425
586,000	7.75%, due 03/15/22	687,818
	Pinnacle Entertainment, Inc.
713,000	7.50%, due 04/15/21	770,931
		5,825,899
	Household Products — 1.9%
	Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
1,119,000	9.88%, due 08/15/19	1,232,299
1,424,000	5.75%, due 10/15/20	1,480,960
		2,713,259
	Independent Power and Renewable Electricity Producers — 2.4%
	Calpine Corp.
1,075,000	7.50%, due 02/15/21 (a)	1,169,062
1,003,000	7.88%, due 01/15/23 (a)	1,125,868
	NRG Energy, Inc.
630,000	7.63%, due 01/15/18	718,988
488,000	7.88%, due 05/15/21	542,900
		3,556,818
	Internet Software & Services — 0.2%
	Equinix, Inc.
330,000	5.38%, due 04/01/23	336,600
	IT Services — 2.4%
	First Data Corp.
1,805,000	12.63%, due 01/15/21	2,170,513
600,000	11.75%, due 08/15/21	666,000

See accompanying notes to the financial statements.

12 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	SunGard Data Systems, Inc.
$628,000	6.63%, due 11/01/19	$664,110
		3,500,623
	Machinery — 0.8%
	Navistar International Corp.
1,144,000	8.25%, due 11/01/21	1,186,900
	Media — 6.9%
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
724,000	6.38%, due 09/15/20 (a)	767,440
	Clear Channel Worldwide Holdings, Inc.
996,000	7.63%, due 03/15/20	1,070,700
1,633,000	6.50%, due 11/15/22	1,747,310
	CSC Holdings LLC
590,000	6.75%, due 11/15/21	657,850
	DISH DBS Corp.
1,080,000	6.75%, due 06/01/21	1,221,750
1,098,000	5.88%, due 07/15/22	1,177,605
	Hughes Satellite Systems Corp.
230,000	6.50%, due 06/15/19	255,587
	Nielsen Finance LLC/Nielsen Finance Co.
809,000	7.75%, due 10/15/18	856,529
	Sirius XM Radio, Inc.
350,000	6.00%, due 07/15/24 (a)	359,625
	Univision Communications, Inc.
948,000	6.88%, due 05/15/19 (a)	1,014,360
878,000	6.75%, due 09/15/22 (a)	961,410
		10,090,166
	Metals & Mining — 2.5%
	First Quantum Minerals Ltd.
724,000	6.75%, due 02/15/20 (a)	738,480
705,000	7.00%, due 02/15/21 (a)	719,100
	FQM Akubra, Inc.
655,000	8.75%, due 06/01/20 (a)	740,150
	Novelis, Inc.
330,000	8.38%, due 12/15/17	352,275
1,035,000	8.75%, due 12/15/20	1,150,144
		3,700,149
	Oil, Gas & Consumable Fuels — 18.5%
	Access Midstream Partners LP/ ACMP Finance Corp.
1,005,000	4.88%, due 05/15/23	1,050,225
	Antero Resources Finance Corp.
585,000	5.38%, due 11/01/21	609,131
Principal Amount		Value
	Corporate Bonds (continued)
	Arch Coal, Inc.
$1,092,000	7.00%, due 06/15/19	$810,810
870,000	7.25%, due 06/15/21	619,875
	Chesapeake Energy Corp.
927,000	6.63%, due 08/15/20	1,068,368
1,293,000	4.88%, due 04/15/22	1,339,871
	Concho Resources, Inc.
1,243,000	5.50%, due 04/01/23	1,330,010
	CONSOL Energy, Inc.
792,000	8.25%, due 04/01/20	861,300
350,000	5.88%, due 04/15/22 (a)	363,125
	Denbury Resources, Inc.
2,225,000	4.63%, due 07/15/23	2,141,562
	Energy Transfer Equity LP
780,000	7.50%, due 10/15/20	900,900
	EP Energy LLC/EP Energy Finance, Inc.
1,137,000	9.38%, due 05/01/20	1,306,129
	Halcon Resources Corp.
1,249,000	8.88%, due 05/15/21	1,330,185
	Linn Energy LLC/Linn Energy Finance Corp.
290,000	7.25%, due 11/01/19 (a)	304,500
1,596,000	8.63%, due 04/15/20	1,729,665
	MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
911,000	4.50%, due 07/15/23	895,057
	MEG Energy Corp.
1,059,000	7.00%, due 03/31/24 (a)	1,143,720
	Oasis Petroleum, Inc.
631,000	6.88%, due 03/15/22 (a)	686,212
	Offshore Group Investment Ltd.
837,000	7.50%, due 11/01/19	878,850
	Pacific Rubiales Energy Corp.
1,407,000	5.38%, due 01/26/19 (a)	1,465,039
	Peabody Energy Corp.
1,095,000	6.00%, due 11/15/18	1,141,538
584,000	6.25%, due 11/15/21	584,000
	Sabine Pass Liquefaction LLC
1,035,000	5.63%, due 02/01/21	1,084,163
	SandRidge Energy, Inc.
398,000	7.50%, due 03/15/21	423,870
	Whiting Petroleum Corp.
1,447,000	5.00%, due 03/15/19	1,524,776
1,100,000	5.75%, due 03/15/21	1,188,000
	WPX Energy, Inc.
390,000	6.00%, due 01/15/22	408,525
		27,189,406

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: HIGH YIELD—INTEREST RATE HEDGED 13

Principal Amount		Value
	Corporate Bonds (continued)
	Pharmaceuticals — 2.9%
	Forest Laboratories, Inc.
$1,215,000	4.38%, due 02/01/19 (a)	$1,315,238
357,000	5.00%, due 12/15/21 (a)	390,915
	Valeant Pharmaceuticals International, Inc.
400,000	6.38%, due 10/15/20 (a)	428,000
1,913,000	7.50%, due 07/15/21 (a)	2,123,429
		4,257,582
	Real Estate Investment Trusts (REITs) — 0.7%
	Crown Castle International Corp.
969,000	5.25%, due 01/15/23	1,007,760
	Road & Rail — 1.0%
	Hertz Corp. (The)
1,362,000	6.75%, due 04/15/19	1,455,638
	Software — 2.5%
	Activision Blizzard, Inc.
875,000	5.63%, due 09/15/21 (a)	942,812
	Audatex North America, Inc.
730,000	6.00%, due 06/15/21 (a)	777,450
	BMC Software Finance, Inc.
1,224,000	8.13%, due 07/15/21 (a)	1,288,260
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20 (a)	712,250
		3,720,772
	Specialty Retail — 1.8%
	L Brands, Inc.
840,000	6.63%, due 04/01/21	945,000
915,000	5.63%, due 02/15/22	969,900
	Michaels Stores, Inc.
730,000	7.75%, due 11/01/18	771,975
		2,686,875
	Textiles, Apparel & Luxury Goods — 0.9%
	Hanesbrands, Inc.
1,155,000	6.38%, due 12/15/20	1,251,731
	Trading Companies & Distributors — 2.1%
	HD Supply, Inc.
954,000	8.13%, due 04/15/19	1,051,785
1,151,000	7.50%, due 07/15/20	1,248,835
	United Rentals North America, Inc.
711,000	7.63%, due 04/15/22	806,096
		3,106,716
Principal Amount		Value
	Corporate Bonds (continued)
	Wireless Telecommunication Services — 4.0%
	NII Capital Corp.
$1,533,000	7.63%, due 04/01/21	$436,905
	Sprint Communications, Inc.
837,000	9.00%, due 11/15/18 (a)	1,016,955
	Sprint Corp.
1,284,000	7.88%, due 09/15/23 (a)	1,450,920
	T-Mobile USA, Inc.
1,782,000	6.25%, due 04/01/21	1,893,375
1,042,000	6.63%, due 04/01/23	1,125,360
		5,923,515
	Total Corporate Bonds (Cost $139,583,962)	140,534,842
	U.S. Government & Agency Security — 0.5%
	Federal Home Loan Bank
650,563	0.00%, due 06/02/14	650,563
	Total U.S. Government & Agency Security (Cost $650,563)	650,563
	Repurchase Agreements (b) — 1.5%
2,250,350	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,250,361	2,250,350
	Total Repurchase Agreements (Cost $2,250,350)	2,250,350
	Total Investment Securities (Cost $142,484,875) — 97.5%	143,435,755
	Other assets less liabilities — 2.5%	3,667,163
	Net Assets — 100.0%	$147,102,918

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,883,212
Aggregate gross unrealized depreciation	(937,433)
Net unrealized appreciation	$945,779
Federal income tax cost of investments	$142,489,976
See accompanying notes to the financial statements.

14 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Sold1

High Yield-Interest Rate Hedged had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. 10 Year Treasury Note Futures Contracts	500	09/19/14	$62,757,813	$53,928
U.S. 2 Year Treasury Note Futures Contracts	110	09/30/14	24,174,219	2,801
U.S. 5 Year Treasury Note Futures Contracts	403	09/30/14	48,262,398	20,059
				$76,788	$88,558	$—	$—	$88,558

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,151,480 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: HIGH YIELD—INTEREST RATE HEDGED 15

Principal Amount		Value
	Corporate Bonds — 94.9%
	Aerospace & Defense — 1.5%
	Lockheed Martin Corp.
$217,000	4.07%, due 12/15/42	$211,524
	United Technologies Corp.
551,000	6.13%, due 07/15/38	708,549
240,000	5.70%, due 04/15/40	296,319
		1,216,392
	Air Freight & Logistics — 0.4%
	United Parcel Service, Inc.
330,000	3.13%, due 01/15/21	344,398
	Automobiles — 0.8%
	Ford Motor Co.
470,000	7.45%, due 07/16/31	626,599
	Banks — 15.8%
	Bank of America Corp.
800,000	5.00%, due 05/13/21	892,295
480,000	3.30%, due 01/11/23	472,658
340,000	7.75%, due 05/14/38	467,113
357,000	4.88%, due 04/01/44	372,055
	Barclays Bank PLC
368,000	5.14%, due 10/14/20	402,634
	BNP Paribas S.A.
479,000	5.00%, due 01/15/21	533,722
333,000	3.25%, due 03/03/23	327,324
	Citigroup, Inc.
495,000	5.38%, due 08/09/20	567,243
493,000	4.50%, due 01/14/22	534,685
1,240,000	3.88%, due 10/25/23	1,261,266
287,000	5.88%, due 01/30/42	342,748
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.
900,000	3.88%, due 02/08/22	955,064
	Fifth Third Bancorp
100,000	8.25%, due 03/01/38	147,008
	HSBC Holdings PLC
300,000	5.10%, due 04/05/21	341,902
678,000	6.80%, due 06/01/38	858,266
	JPMorgan Chase & Co.
762,000	4.95%, due 03/25/20	858,926
	Lloyds Bank PLC
360,000	6.38%, due 01/21/21	436,957
	Royal Bank of Scotland PLC (The)
640,000	5.63%, due 08/24/20	736,353
	Wachovia Bank N.A.
860,000	6.60%, due 01/15/38	1,168,339
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	401,240
Principal Amount		Value
	Corporate Bonds (continued)
$240,000	3.50%, due 03/08/22	$248,967
460,000	4.13%, due 08/15/23	476,294
		12,803,059
	Beverages — 3.6%
	Anheuser-Busch InBev Worldwide, Inc.
100,000	2.50%, due 07/15/22	96,721
640,000	3.75%, due 07/15/42	594,424
	Coca-Cola Co. (The)
600,000	2.45%, due 11/01/20	606,499
	JPMorgan Chase & Co.
787,000	3.25%, due 09/23/22	787,704
	PepsiCo, Inc.
845,000	2.75%, due 03/05/22	835,817
		2,921,165
	Capital Markets — 7.4%
	Credit Suisse/NY
428,000	5.40%, due 01/14/20	479,795
	Goldman Sachs Group, Inc. (The)
1,169,000	6.13%, due 02/15/33	1,392,018
250,000	6.45%, due 05/01/36	287,592
360,000	6.75%, due 10/01/37	431,951
	Morgan Stanley
880,000	5.50%, due 07/24/20	1,006,334
876,000	5.00%, due 11/24/25	929,657
150,000	6.38%, due 07/24/42	189,178
	Nomura Holdings, Inc.
78,000	6.70%, due 03/04/20	93,648
	UBS AG/CT
970,000	7.63%, due 08/17/22	1,165,047
		5,975,220
	Chemicals — 0.5%
	Dow Chemical Co. (The)
100,000	7.38%, due 11/01/29	134,962
	EI du Pont de Nemours & Co.
100,000	4.63%, due 01/15/20	111,245
180,000	2.80%, due 02/15/23	176,213
		422,420
	Communications Equipment — 1.1%
	Cisco Systems, Inc.
605,000	4.45%, due 01/15/20	673,891
103,000	5.90%, due 02/15/39	125,184
	Telefonaktiebolaget LM Ericsson
100,000	4.13%, due 05/15/22	104,323
		903,398

See accompanying notes to the financial statements.

16 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Consumer Finance — 3.0%
	American Express Co.
$380,000	4.05%, due 12/03/42	$364,302
	Capital One Financial Corp.
551,000	4.75%, due 07/15/21	614,314
	Ford Motor Credit Co. LLC
430,000	5.75%, due 02/01/21	498,417
	HSBC Finance Corp.
730,000	6.68%, due 01/15/21	874,027
	Toyota Motor Credit Corp.
116,000	3.40%, due 09/15/21	121,197
		2,472,257
	Diversified Financial Services — 4.3%
	General Electric Capital Corp.
125,000	5.30%, due 02/11/21	142,236
270,000	3.15%, due 09/07/22	273,188
790,000	6.88%, due 01/10/39	1,059,743
	JPMorgan Chase & Co.
624,000	4.50%, due 01/24/22	682,230
	Shell International Finance B.V.
640,000	2.38%, due 08/21/22	617,991
367,000	6.38%, due 12/15/38	486,245
180,000	4.55%, due 08/12/43	190,754
		3,452,387
	Diversified Telecommunication Services — 6.1%
	AT&T, Inc.
380,000	4.45%, due 05/15/21	418,140
469,000	3.00%, due 02/15/22	468,117
180,000	5.35%, due 09/01/40	196,864
408,000	5.55%, due 08/15/41	460,699
	Embarq Corp.
170,000	8.00%, due 06/01/36	185,744
	Orange S.A.
100,000	4.13%, due 09/14/21	107,254
	Telefonica Emisiones SAU
307,000	5.46%, due 02/16/21	348,818
250,000	7.05%, due 06/20/36	314,967
	Verizon Communications, Inc.
904,000	4.60%, due 04/01/21	998,082
831,000	5.85%, due 09/15/35	966,865
310,000	6.00%, due 04/01/41	366,134
100,000	6.55%, due 09/15/43	126,929
		4,958,613
	Electric Utilities — 0.7%
	FirstEnergy Corp.
150,000	7.38%, due 11/15/31	176,564
Principal Amount		Value
	Corporate Bonds (continued)
	Pacific Gas & Electric Co.
$330,000	6.05%, due 03/01/34	$406,645
		583,209
	Energy Equipment & Services — 1.2%
	Baker Hughes, Inc.
558,000	5.13%, due 09/15/40	635,484
	Halliburton Co.
180,000	7.45%, due 09/15/39	262,411
	Transocean, Inc.
100,000	6.80%, due 03/15/38	112,482
		1,010,377
	Food & Staples Retailing — 3.3%
	Costco Wholesale Corp.
100,000	1.70%, due 12/15/19	98,399
	CVS Caremark Corp.
180,000	6.13%, due 09/15/39	226,334
	Wal-Mart Stores, Inc.
174,000	3.25%, due 10/25/20	184,012
852,000	6.50%, due 08/15/37	1,129,460
180,000	5.63%, due 04/01/40	218,151
696,000	5.63%, due 04/15/41	846,730
		2,703,086
	Food Products — 1.2%
	Kraft Foods Group, Inc.
450,000	3.50%, due 06/06/22	461,799
	Mondelez International, Inc.
412,000	6.50%, due 02/09/40	523,861
		985,660
	Health Care Providers & Services — 0.7%
	Howard Hughes Medical Institute
100,000	3.50%, due 09/01/23	103,050
	UnitedHealth Group, Inc.
221,000	6.88%, due 02/15/38	300,053
	WellPoint, Inc.
150,000	3.30%, due 01/15/23	149,581
		552,684
	Household Products — 0.5%
	Procter & Gamble Co. (The)
410,000	2.30%, due 02/06/22	400,167
	Industrial Conglomerates — 1.1%
	General Electric Co.
500,000	2.70%, due 10/09/22	492,725
100,000	4.13%, due 10/09/42	98,711

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: INVESTMENT GRADE—INTEREST RATE HEDGED 17

Principal Amount		Value
	Corporate Bonds (continued)
	Koninklijke Philips N.V.
$322,000	3.75%, due 03/15/22	$339,158
		930,594
	Insurance — 1.5%
	American International Group, Inc.
450,000	4.88%, due 06/01/22	503,548
	AXA S.A.
209,000	8.60%, due 12/15/30	280,137
	MetLife, Inc.
380,000	5.70%, due 06/15/35	455,929
		1,239,614
	Internet Software & Services — 0.4%
	Google, Inc.
286,000	3.38%, due 02/25/24	293,830
	IT Services — 1.1%
	International Business Machines Corp.
487,000	3.63%, due 02/12/24	500,539
316,000	4.00%, due 06/20/42	305,489
	Xerox Corp.
100,000	4.50%, due 05/15/21	108,446
		914,474
	Life Sciences Tools & Services — 0.7%
	Thermo Fisher Scientific, Inc.
550,000	4.50%, due 03/01/21	602,202
	Machinery — 0.4%
	Caterpillar, Inc.
330,000	3.80%, due 08/15/42	305,729
	Media — 8.9%
	21st Century Fox America, Inc.
505,000	4.50%, due 02/15/21	558,142
180,000	6.65%, due 11/15/37	230,064
	CBS Corp.
320,000	7.88%, due 07/30/30	431,316
	Comcast Cable Communications Holdings, Inc.
180,000	9.46%, due 11/15/22	261,801
	Comcast Corp.
570,000	3.13%, due 07/15/22	580,145
106,000	4.25%, due 01/15/33	109,129
620,000	6.50%, due 11/15/35	796,192
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
450,000	3.80%, due 03/15/22	464,774
240,000	6.38%, due 03/01/41	289,855
Principal Amount		Value
	Corporate Bonds (continued)
	Discovery Communications LLC
$123,000	5.05%, due 06/01/20	$138,911
	Historic TW, Inc.
200,000	6.63%, due 05/15/29	255,308
	NBCUniversal Media LLC
180,000	5.15%, due 04/30/20	207,022
	Omnicom Group, Inc.
160,000	3.63%, due 05/01/22	162,728
	Time Warner Cable, Inc.
100,000	6.55%, due 05/01/37	124,428
390,000	7.30%, due 07/01/38	524,638
250,000	6.75%, due 06/15/39	322,624
	Time Warner, Inc.
246,000	4.70%, due 01/15/21	273,764
180,000	7.70%, due 05/01/32	251,044
480,000	6.10%, due 07/15/40	573,678
	Viacom, Inc.
430,000	4.38%, due 03/15/43	398,907
	Walt Disney Co. (The)
301,000	2.35%, due 12/01/22	287,582
		7,242,052
	Metals & Mining — 4.1%
	Barrick Gold Corp.
150,000	3.85%, due 04/01/22	145,964
180,000	4.10%, due 05/01/23	175,438
	BHP Billiton Finance USA Ltd.
578,000	3.85%, due 09/30/23	607,237
390,000	4.13%, due 02/24/42	378,806
180,000	5.00%, due 09/30/43	197,276
	Newmont Mining Corp.
100,000	6.25%, due 10/01/39	101,873
	Rio Tinto Finance USA Ltd.
482,000	4.13%, due 05/20/21	520,639
	Southern Copper Corp.
362,000	5.25%, due 11/08/42	335,221
	Vale Overseas Ltd.
545,000	6.88%, due 11/10/39	608,854
	Vale S.A.
280,000	5.63%, due 09/11/42	273,091
		3,344,399
	Multiline Retail — 1.0%
	Target Corp.
390,000	3.88%, due 07/15/20	422,586
438,000	4.00%, due 07/01/42	411,049
		833,635
	Multi-Utilities — 0.5%
	Berkshire Hathaway Energy Co.
341,000	6.50%, due 09/15/37	440,915

See accompanying notes to the financial statements.

18 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels — 10.1%
	Anadarko Petroleum Corp.
$122,000	6.45%, due 09/15/36	$153,581
	BP Capital Markets PLC
240,000	4.74%, due 03/11/21	269,696
615,000	3.81%, due 02/10/24	637,007
	ConocoPhillips
219,000	6.00%, due 01/15/20	261,985
330,000	6.50%, due 02/01/39	446,286
	Devon Energy Corp.
280,000	7.95%, due 04/15/32	397,140
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	140,551
	Hess Corp.
100,000	5.60%, due 02/15/41	114,889
	Newfield Exploration Co.
409,000	5.63%, due 07/01/24	435,585
	Nexen Energy ULC
250,000	6.40%, due 05/15/37	295,052
	Petrobras Global Finance B.V.
1,116,000	4.38%, due 05/20/23	1,066,310
940,000	5.63%, due 05/20/43	844,171
	Petrobras International Finance Co.
480,000	6.75%, due 01/27/41	499,227
	Phillips 66
430,000	4.30%, due 04/01/22	467,238
	Statoil ASA
356,000	3.70%, due 03/01/24	371,779
	Suncor Energy, Inc.
100,000	6.50%, due 06/15/38	128,788
	Total Capital International S.A.
100,000	2.88%, due 02/17/22	100,120
450,000	3.70%, due 01/15/24	467,076
	TransCanada PipeLines Ltd.
473,000	2.50%, due 08/01/22	455,083
	Valero Energy Corp.
102,000	6.63%, due 06/15/37	127,392
	Williams Partners LP
326,000	5.25%, due 03/15/20	365,432
102,000	6.30%, due 04/15/40	121,571
		8,165,959
	Pharmaceuticals — 4.5%
	AbbVie, Inc.
480,000	4.40%, due 11/06/42	481,309
	AstraZeneca PLC
330,000	6.45%, due 09/15/37	427,736
	GlaxoSmithKline Capital PLC
220,000	2.85%, due 05/08/22	219,112
	GlaxoSmithKline Capital, Inc.
330,000	6.38%, due 05/15/38	430,388
Principal Amount		Value
	Corporate Bonds (continued)
	Merck & Co., Inc.
$150,000	4.15%, due 05/18/43	$148,179
	Novartis Capital Corp.
180,000	2.40%, due 09/21/22	173,696
445,000	4.40%, due 05/06/44	460,614
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	486,040
180,000	7.20%, due 03/15/39	253,399
	Teva Pharmaceutical Finance Co. B.V.
356,000	2.95%, due 12/18/22	344,539
	Zoetis, Inc.
200,000	3.25%, due 02/01/23	197,802
		3,622,814
	Real Estate Investment Trusts (REITs) — 0.5%
	American Tower Corp.
178,000	5.00%, due 02/15/24	193,566
	Weyerhaeuser Co.
180,000	7.38%, due 03/15/32	239,856
		433,422
	Semiconductors & Semiconductor Equipment — 0.4%
	Intel Corp.
300,000	3.30%, due 10/01/21	311,332
	Software — 1.8%
	Microsoft Corp.
434,000	5.30%, due 02/08/41	510,686
	Oracle Corp.
540,000	6.13%, due 07/08/39	684,229
215,000	5.38%, due 07/15/40	251,308
		1,446,223
	Specialty Retail — 0.6%
	Home Depot, Inc. (The)
385,000	5.88%, due 12/16/36	473,667
	Technology Hardware, Storage & Peripherals — 2.4%
	Apple, Inc.
706,000	2.40%, due 05/03/23	671,090
300,000	3.85%, due 05/04/43	278,571
	EMC Corp.
330,000	2.65%, due 06/01/20	335,738
	Hewlett-Packard Co.
423,000	4.38%, due 09/15/21	454,829
180,000	4.65%, due 12/09/21	196,590
		1,936,818

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: INVESTMENT GRADE—INTEREST RATE HEDGED 19

Principal Amount		Value
	Corporate Bonds (continued)
	Tobacco — 1.2%
	Altria Group, Inc.
$210,000	4.75%, due 05/05/21	$233,156
330,000	2.85%, due 08/09/22	318,564
	Philip Morris International, Inc.
380,000	4.50%, due 03/26/20	422,873
		974,593
	Wireless Telecommunication Services — 1.6%
	America Movil SAB de CV
357,000	5.00%, due 03/30/20	401,621
250,000	4.38%, due 07/16/42	234,679
	Vodafone Group PLC
405,000	2.95%, due 02/19/23	388,178
250,000	4.38%, due 02/19/43	234,894
		1,259,372
	Total Corporate Bonds (Cost $74,432,895)	77,102,735
	U.S. Government & Agency Security — 0.4%
	Federal Home Loan Bank
320,978	0.00%, due 06/02/14	320,978
	Total U.S. Government & Agency Security (Cost $320,978)	320,978
Principal Amount		Value
	Repurchase Agreements (a) — 1.4%
$1,110,291	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,110,296	$1,110,291
	Total Repurchase Agreements (Cost $1,110,291)	1,110,291
	Total Investment Securities (Cost $75,864,164) — 96.7%	78,534,004
	Other assets less liabilities — 3.3%	2,653,995
	Net Assets — 100.0%	$81,187,999

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,675,915
Aggregate gross unrealized depreciation	(7,283)
Net unrealized appreciation	$2,668,632
Federal income tax cost of investments	$75,865,372

Futures Contracts Sold1

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. 10 Year Treasury Note Futures Contracts	315	09/19/14	$39,537,422	$24,474
U.S. Long Bond Futures Contracts	167	09/19/14	22,957,281	36,277
Ultra Long Term U.S. Treasury Bond Futures Contracts	109	09/19/14	16,380,656	16,866
				$77,617	$68,023	$—	$—	$68,023

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,183,930 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

20 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 98.2%
	Banks — 90.5%
	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16 (a)	$259,115
	Bank of Montreal
250,000	1.95%, due 01/30/17 (a)	257,010
	Bank of Nova Scotia
251,000	1.65%, due 10/29/15 (a)	255,352
265,000	1.95%, due 01/30/17 (a)	272,359
	Barclays Bank PLC
295,000	2.25%, due 05/10/17 (a)	304,785
	Canadian Imperial Bank of Commerce
300,000	2.75%, due 01/27/16 (a)	311,265
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18 (a)	301,267
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17 (a)	201,024
	Credit Suisse AG/Guernsey
290,000	2.60%, due 05/27/16 (a)	301,180
	DNB Boligkreditt AS
310,000	1.45%, due 03/21/18 (a)	309,286
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17 (a)	281,812
	National Bank of Canada
282,000	2.20%, due 10/19/16 (a)	291,484
	Norddeutsche Landesbank Girozentrale
200,000	2.00%, due 02/05/19 (a)	201,108
	Nordea Eiendomskreditt AS
300,000	2.13%, due 09/22/16 (a)	308,739
	Royal Bank of Canada
200,000	1.20%, due 09/19/17	199,757
395,000	2.00%, due 10/01/18	401,666
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18 (a)	198,886
	Stadshypotek AB
280,000	1.88%, due 10/02/19 (a)	277,133
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16 (a)	208,632
	Toronto-Dominion Bank (The)
430,000	1.50%, due 03/13/17 (a)	436,704
	Westpac Banking Corp.
200,000	2.45%, due 11/28/16 (a)	207,576
200,000	1.38%, due 05/30/18 (a)	198,426
		5,984,566
	Capital Markets — 3.2%
	UBS AG
200,000	2.25%, due 03/30/17 (a)	206,685
Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Financial Services — 4.5%
	Caisse Centrale Desjardins
$288,000	2.55%, due 03/24/16 (a)	$298,659
	Total Corporate Bonds (Cost $6,460,414)	6,489,910
	U.S. Government & Agency Security — 0.4%
	Federal Home Loan Bank
25,885	0.00%, due 06/02/14	25,885
	Total U.S. Government & Agency Security (Cost $25,885)	25,885
	Repurchase Agreements (b) — 1.3%
89,540	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $89,540	89,540
	Total Repurchase Agreements (Cost $89,540)	89,540
	Total Investment Securities (Cost $6,575,839) — 99.9%	6,605,335
	Other assets less liabilities — 0.1%	8,003
	Net Assets — 100.0%	$6,613,338

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,438
Aggregate gross unrealized depreciation	(3,942)
Net unrealized appreciation	$29,496
Federal income tax cost of investments	$6,575,839

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: USD COVERED BOND COBO :: 21

USD Covered Bond invested, as a percentage of net assets, in the following countries as of May 31, 2014:

Canada	41.2%
Australia	18.9%
Sweden	10.4%
Norway	9.4%
Switzerland	7.7%
United Kingdom	4.6%
France	3.0%
Germany	3.0%
Other[1]	1.8%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22 :: COBO USD COVERED BOND :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount			Value
		Sovereign Governments & Agencies — 87.0%
		Germany — 87.0%
		Bund Laender Anleihe
EUR	120,000	1.50%, due 07/15/20	$169,382
		Bundesrepublik Deutschland
	138,000	3.50%, due 01/04/16	198,564
	132,000	4.00%, due 07/04/16	194,856
	126,000	3.75%, due 01/04/19	198,880
	129,000	3.50%, due 07/04/19	203,378
	142,000	1.75%, due 07/04/22	205,000
		Free State of Bavaria
	45,000	3.50%, due 01/27/16	64,758
	49,000	4.13%, due 01/16/17	73,597
		Gemeinsame Deutsche Bundeslaender
	59,000	1.38%, due 10/11/19	82,964
	69,000	1.75%, due 06/13/22	97,203
		KFW
	146,000	1.13%, due 10/16/18	204,315
	128,000	3.88%, due 01/21/19	200,926
	149,000	0.88%, due 03/18/19	205,757
	147,000	1.63%, due 01/15/21	208,917
	130,000	3.38%, due 01/18/21	204,650
		State of Baden-Wurttemberg
	59,000	4.25%, due 01/04/18	91,488
	65,000	2.00%, due 11/13/23	92,576
		State of Berlin
	67,000	3.13%, due 09/14/15	94,838
	59,000	4.13%, due 05/24/16	86,584
		State of Brandenburg
	42,000	1.50%, due 02/12/20	59,189
	40,000	3.50%, due 06/15/21	63,106
		State of Hesse
	51,000	3.00%, due 08/23/21	78,380
	49,000	1.75%, due 01/20/23	68,804
		State of Lower Saxony
	61,000	3.50%, due 02/22/16	87,899
	51,000	4.25%, due 02/27/18	79,187
		State of North Rhine-Westphalia
	65,000	0.88%, due 12/04/17	89,866
	81,000	1.88%, due 09/15/22	114,398
		State of Rhineland-Palatinate
	42,000	2.88%, due 03/03/17	61,216
	46,000	1.25%, due 01/16/20	64,092
		State of Saxony-Anhalt
	42,000	1.63%, due 04/25/23	58,186
	40,000	1.88%, due 04/10/24	55,799
			3,758,755
		Total Sovereign Governments & Agencies (Cost $3,735,652)	3,758,755
Principal Amount			Value
		Corporate Bonds — 10.2%
		Banks — 10.2%
		Landeskreditbank Baden- Wuerttemberg Foerderbank
EUR	59,000	3.50%, due 07/04/16	$85,923
	40,000	1.00%, due 11/19/18	55,474
		Landwirtschaftliche Rentenbank
	40,000	1.38%, due 11/19/20	55,999
	49,000	2.88%, due 08/30/21	75,246
		NRW Bank
	70,000	1.00%, due 11/10/15	96,577
	51,000	0.63%, due 08/01/16	70,085
			439,304
		Total Corporate Bonds (Cost $430,513)	439,304
		U.S. Government & Agency Security — 0.1%
		Federal Home Loan Bank
	$2,933	0.00%, due 06/02/14	2,933
		Total U.S. Government & Agency Security (Cost $2,933)	2,933
		Repurchase Agreements (a) — 0.2%
	10,146	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $10,146	10,146
		Total Repurchase Agreements (Cost $10,146)	10,146
		Total Investment Securities (Cost $4,179,244) — 97.5%	4,211,138
		Other assets less liabilities — 2.5%	106,662
		Net Assets — 100.0%	$4,317,800

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  Euro

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,037
Aggregate gross unrealized depreciation	(71,143)
Net unrealized appreciation	$31,894
Federal income tax cost of investments	$4,179,244

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: GERMAN SOVEREIGN/SUB-SOVEREIGN ETF GGOV :: 23

Principal Amount		Value
	Sovereign Governments & Agencies — 59.0%
	Brazil — 2.8%
	Banco Nacional de Desenvolvimento Economico e Social
$102,000	6.37%, due 06/16/18	$113,730
	Brazilian Government International Bond
42,000	10.50%, due 07/14/14	42,368
72,000	7.88%, due 03/07/15	75,672
102,000	6.00%, due 01/17/17	113,679
		345,449
	Colombia — 4.6%
	Colombia Government International Bond
129,000	8.25%, due 12/22/14	134,173
375,000	7.38%, due 01/27/17	432,750
		566,923
	Croatia — 2.3%
	Croatia Government International Bond
258,000	6.25%, due 04/27/17	279,930
	Hungary — 3.5%
	Hungary Government International Bond
183,000	4.75%, due 02/03/15	187,117
230,000	4.13%, due 02/19/18	237,763
		424,880
	Indonesia — 4.3%
	Indonesia Government International Bond
99,000	7.25%, due 04/20/15	104,272
205,000	6.88%, due 03/09/17	231,650
162,000	6.88%, due 01/17/18	186,097
		522,019
	Latvia — 1.8%
	Republic of Latvia
201,000	5.25%, due 02/22/17	219,090
	Lithuania — 2.5%
	Lithuania Government International Bond
192,000	6.75%, due 01/15/15	198,854
105,000	5.13%, due 09/14/17	114,870
		313,724
Principal Amount		Value
	Sovereign Governments & Agencies (continued)
	Mexico — 4.4%
	Mexico Government International Bond
$126,000	6.63%, due 03/03/15	$131,166
114,000	11.38%, due 09/15/16	141,189
240,000	5.63%, due 01/15/17	266,880
		539,235
	Panama — 1.0%
	Panama Government International Bond
120,000	7.25%, due 03/15/15	125,700
	Peru — 0.7%
	Peruvian Government International Bond
78,000	8.38%, due 05/03/16	88,335
	Poland — 3.2%
	Poland Government International Bond
171,000	3.88%, due 07/16/15	177,266
200,000	5.00%, due 10/19/15	211,988
		389,254
	Qatar — 5.8%
	Qatar Government International Bond
272,000	4.00%, due 01/20/15	277,848
213,000	3.13%, due 01/20/17	224,332
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	204,015
		706,195
	Russia — 0.3%
	Russian Foreign Bond - Eurobond
30,000	11.00%, due 07/24/18	39,456
	South Africa — 0.3%
	South Africa Government International Bond
33,000	6.50%, due 06/02/14	33,008
	Sri Lanka — 1.7%
	Sri Lanka Government International Bond
200,000	6.00%, due 01/14/19	211,750

See accompanying notes to the financial statements.

24 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Sovereign Governments & Agencies (continued)
	Turkey — 7.0%
	Export Credit Bank of Turkey
$201,000	5.38%, due 11/04/16	$212,759
	Turkey Government International Bond
250,000	7.25%, due 03/15/15	261,250
135,000	7.00%, due 09/26/16	149,175
102,000	7.50%, due 07/14/17	116,539
102,000	6.75%, due 04/03/18	115,719
		855,442
	Ukraine — 6.1%
	Financing of Infrastrucural Projects State Enterprise
205,000	8.38%, due 11/03/17	185,525
	Ukraine Government International Bond
102,000	6.88%, due 09/23/15	97,604
180,000	6.58%, due 11/21/16	169,200
207,000	9.25%, due 07/24/17	204,671
102,000	6.75%, due 11/14/17	95,758
		752,758
	United Kingdom — 0.8%
	Ukreximbank Via Biz Finance PLC
105,000	8.38%, due 04/27/15	96,621
	Venezuela — 5.9%
	Venezuela Government International Bond
140,000	8.50%, due 10/08/14	140,210
219,000	5.75%, due 02/26/16	204,655
119,000	13.63%, due 08/15/18	125,545
300,000	7.00%, due 12/01/18	249,450
		719,860
	Total Sovereign Governments & Agencies (Cost $7,134,342)	7,229,629
	Corporate Bonds — 38.0%
	Banks — 14.0%
	Bank of Ceylon
201,000	6.88%, due 05/03/17	212,819
200,000	5.33%, due 04/16/18	201,750
	Caixa Economica Federal
150,000	2.38%, due 11/06/17	147,375
220,000	4.50%, due 10/03/18	224,125
	Oschadbank Via SSB #1 PLC
201,000	8.25%, due 03/10/16	181,442
Principal Amount		Value
	Corporate Bonds (continued)
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
$102,000	6.30%, due 05/15/17	$106,376
	Sberbank of Russia Via SB Capital S.A.
102,000	5.50%, due 07/07/15	105,632
102,000	5.40%, due 03/24/17	106,718
	Turkiye Halk Bankasi AS
201,000	4.88%, due 07/19/17	207,669
	Vnesheconombank Via VEB Finance PLC
102,000	5.45%, due 11/22/17	105,621
	VTB Bank OJSC Via VTB Capital S.A.
108,000	6.47%, due 03/04/15	109,350
		1,708,877
	Diversified Financial Services — 2.7%
	Gazprom OAO Via Gaz Capital S.A.
102,000	8.13%, due 07/31/14	103,020
102,000	6.21%, due 11/22/16	110,415
102,000	8.15%, due 04/11/18	117,810
		331,245
	Electric Utilities — 1.9%
	Majapahit Holding B.V.
105,000	7.75%, due 10/17/16	118,650
105,000	7.25%, due 06/28/17	118,786
		237,436
	Electrical Equipment — 2.8%
	Power Sector Assets & Liabilities Management Corp.
302,000	6.88%, due 11/02/16	339,373
	Energy Equipment & Services — 1.0%
	AK Transneft OJSC Via TransCapitalInvest Ltd.
102,000	8.70%, due 08/07/18	119,972
	Oil, Gas & Consumable Fuels — 13.0%
	National JSC Naftogaz of Ukraine
102,000	9.50%, due 09/30/14	97,410
	Pemex Project Funding Master Trust
204,000	5.75%, due 03/01/18	228,990
	Petrobras Global Finance B.V.
72,000	2.00%, due 05/20/16	72,180
102,000	3.00%, due 01/15/19	99,756
	Petrobras International Finance Co.
43,000	2.88%, due 02/06/15	43,444
57,000	6.13%, due 10/06/16	62,138
93,000	3.50%, due 02/06/17	95,389
84,000	5.88%, due 03/01/18	91,560

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT TERM USD EMERGING MARKETS BOND ETF 25

Principal Amount		Value
	Corporate Bonds (continued)
	Petroleos de Venezuela S.A.
$189,000	4.90%, due 10/28/14	$186,543
90,000	5.00%, due 10/28/15	83,138
302,000	5.25%, due 04/12/17	250,962
	Petroleos Mexicanos
87,000	4.88%, due 03/15/15	89,697
90,000	3.50%, due 07/18/18	93,465
100,000	3.13%, due 01/23/19	102,940
		1,597,612
	Road & Rail — 2.6%
	Russian Railways via RZD Capital PLC
102,000	5.74%, due 04/03/17	108,169
	Transnet SOC Ltd.
201,000	4.50%, due 02/10/16	211,079
		319,248
	Total Corporate Bonds (Cost $4,591,634)	4,653,763
	U.S. Government & Agency Security — 0.4%
	Federal Home Loan Bank
43,877	0.00%, due 06/02/14	43,877
	Total U.S. Government & Agency Security (Cost $43,877)	43,877
Principal Amount		Value
	Repurchase Agreements (a) — 1.2%
$151,774	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $151,774	$151,774
	Total Repurchase Agreements (Cost $151,774)	151,774
	Total Investment Securities (Cost $11,921,627) — 98.6%	12,079,043
	Other assets less liabilities — 1.4%	168,909
	Net Assets — 100.0%	$12,247,952

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,515
Aggregate gross unrealized depreciation	(23,099)
Net unrealized appreciation	$157,416
Federal income tax cost of investments	$11,921,627

See accompanying notes to the financial statements.

26 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of May 31, 2014:

Venezuela	10.1%
Turkey	8.7%
Ukraine	6.9%
Mexico	6.7%
Luxembourg	6.2%
Brazil	5.8%
Qatar	5.8%
Sri Lanka	5.1%
Colombia	4.6%
Indonesia	4.3%
Hungary	3.5%
Netherlands	3.3%
Poland	3.2%
Ireland	2.8%
Philippines	2.8%
Lithuania	2.5%
Cayman Islands	2.4%
Croatia	2.3%
United Kingdom	2.3%
South Africa	2.0%
United States	1.9%
Latvia	1.8%
Panama	1.0%
Peru	0.7%
Russia	0.3%
Other[1]	3.0%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT TERM USD EMERGING MARKETS BOND ETF 27

Shares		Percentage of Net Assets	Value
	Common Stocks — 15.5%
179	3M Co. (Industrials)	0.1%	$25,516
451	AbbVie, Inc. (Health Care)	0.1%	24,503
565	Altria Group, Inc. (Consumer Staples)	0.1%	23,481
106	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	33,130
259	American Express Co. (Financials)	0.1%	23,698
415	American International Group, Inc. (Financials)	0.1%	22,439
214	Amgen, Inc. (Health Care)	0.1%	24,822
253	Apple, Inc. (Information Technology)	0.5%	160,149
1,477	AT&T, Inc. (Telecommunication Services)	0.2%	52,389
2,999	Bank of America Corp. (Financials)	0.1%	45,405
511	Berkshire Hathaway, Inc., Class B* (Financials)	0.2%	65,582
194	Boeing Co. (The) (Industrials)	0.1%	26,238
466	Bristol-Myers Squibb Co. (Health Care)	0.1%	23,179
542	Chevron Corp. (Energy)	0.2%	66,552
1,462	Cisco Systems, Inc. (Information Technology)	0.1%	35,994
862	Citigroup, Inc. (Financials)	0.1%	41,005
1,075	Coca-Cola Co. (The) (Consumer Staples)	0.1%	43,978
740	Comcast Corp., Class A (Consumer Discretionary)	0.1%	38,628
348	ConocoPhillips (Energy)	0.1%	27,819
335	CVS Caremark Corp. (Consumer Staples)	0.1%	26,237
1,226	Exxon Mobil Corp. (Energy)	0.4%	123,250
485	Facebook, Inc., Class A* (Information Technology)	0.1%	30,700
2,847	General Electric Co. (Industrials)	0.2%	76,271
436	Gilead Sciences, Inc.* (Health Care)	0.1%	35,408
80	Google, Inc., Class A* (Information Technology)	0.1%	45,732
80	Google, Inc., Class C* (Information Technology)	0.1%	44,878
400	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	32,092
1,411	Intel Corp. (Information Technology)	0.1%	38,549
278	International Business Machines Corp. (Information Technology)	0.2%	51,252
803	Johnson & Johnson (Health Care)	0.3%	81,472
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,074	JPMorgan Chase & Co. (Financials)	0.2%	$59,682
281	McDonald's Corp. (Consumer Discretionary)	0.1%	28,502
834	Merck & Co., Inc. (Health Care)	0.2%	48,255
2,143	Microsoft Corp. (Information Technology)	0.3%	87,734
225	Occidental Petroleum Corp. (Energy)	0.1%	22,430
983	Oracle Corp. (Information Technology)	0.1%	41,306
432	PepsiCo, Inc. (Consumer Staples)	0.1%	38,159
1,811	Pfizer, Inc. (Health Care)	0.2%	53,660
450	Philip Morris International, Inc. (Consumer Staples)	0.1%	39,843
769	Procter & Gamble Co. (The) (Consumer Staples)	0.2%	62,128
480	QUALCOMM, Inc. (Information Technology)	0.1%	38,616
371	Schlumberger Ltd. (Energy)	0.1%	38,599
129	Union Pacific Corp. (Industrials)	0.1%	25,706
239	United Technologies Corp. (Industrials)	0.1%	27,777
1,175	Verizon Communications, Inc. (Telecommunication Services)	0.2%	58,703
144	Visa, Inc., Class A (Information Technology)	0.1%	30,936
459	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	35,237
462	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	38,813
1,359	Wells Fargo & Co. (Financials)	0.2%	69,010
47,430	Other Common Stocks	8.4%	2,632,645
	Total Common Stocks (Cost $4,355,512)		4,868,089
Principal Amount
	U.S. Government & Agency Securities — 68.6%
	Federal Home Loan Bank
$1,223,672	0.00%, due 06/02/14		1,223,672
	U.S. Treasury Bill
20,346,000	0.00%, due 07/31/14		20,345,105
	Total U.S. Government & Agency Securities (Cost $21,569,079)		21,568,777

See accompanying notes to the financial statements.

28 :: HDG HEDGE REPLICATION ETF :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 13.4%
$4,232,783	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $4,232,804	$4,232,783
	Total Repurchase Agreements (Cost $4,232,783)	4,232,783
	Total Investment Securities (Cost $30,157,374) — 97.5%	30,669,649
	Other assets less liabilities — 2.5%	801,842
	Net Assets — 100.0%	$31,471,491

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,690
Aggregate gross unrealized depreciation	(26,226)
Net unrealized appreciation	$505,464
Federal income tax cost of investments	$30,164,185

Futures Contracts Sold1

Hedge Replication ETF had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
EURO FX Currency Futures Contracts	3	06/16/14	$511,088	$9,031	$(192)	$—	$192	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $6,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements1

Hedge Replication ETF had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$161,520	01/06/16	Credit Suisse International	(0.10)%	iShares® MSCI Emerging Markets ETF	$925
482,286	11/06/15	Credit Suisse International	0.45%	S&P 500® Total Return Index	109,247
1,809,099	01/06/16	Credit Suisse International	(0.15)%	iShares® MSCI EAFE ETF	28,579
2,010,436	11/06/15	Credit Suisse International	(0.10)%	Russell 2000® Total Return Index	67,697
4,463,341					206,448	$—	$—	$206,448
1,532,965	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	33,342	—	—	33,342
$5,996,306					$239,790

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: HEDGE REPLICATION ETF 29

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	1.8%
Consumer Staples	1.5%
Energy	1.6%
Financials	2.5%
Health Care	2.1%
Industrials	1.7%
Information Technology	2.9%
Materials	0.5%
Telecommunication Services	0.4%
Utilities	0.5%
Other[1]	84.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

30 :: HDG HEDGE REPLICATION ETF :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 77.8%
	Consumer Discretionary — 8.5%
29,288	David Jones Ltd.	$110,118
1,246	DIRECTV*	102,720
738	Time Warner Cable, Inc.	104,176
		317,014
	Consumer Staples — 5.4%
2,987	Pinnacle Foods, Inc.	93,523
1,324	Susser Holdings Corp.*	105,006
		198,529
	Energy — 10.8%
3,227	Bourbon SA	100,955
10,425	Caracal Energy, Inc.*	95,235
2,774	EPL Oil & Gas, Inc.*	105,162
18,666	Heritage Oil plc*	99,433
		400,785
	Financials — 9.1%
24,329	Australand Property Group (REIT)	97,133
5,746	Chatham Lodging Trust (REIT)	129,285
5,241	Taylor Capital Group, Inc.*	111,057
		337,475
	Health Care — 14.7%
16,184	Chelsea Therapeutics International Ltd.*	105,682
3,578	Emeritus Corp.*	111,920
1,140	Forest Laboratories, Inc.*	108,049
998	Furiex Pharmaceuticals, Inc.*	103,153
1,283	Questcor Pharmaceuticals, Inc.	115,637
		544,441
	Information Technology — 10.0%
15,165	Bull*	103,361
2,212	Tokyo Electron Ltd.	132,829
8,636	TriQuint Semiconductor, Inc.*	134,376
		370,566
	Materials — 6.6%
54,981	Goodpack Ltd.	106,955
9,503	Rautaruukki OYJ*	137,831
		244,786
	Telecommunication Services — 3.0%
2,364	Ziggo N.V.	111,450
Shares		Value
	Common Stocks (a) (continued)
	Utilities — 9.7%
103,545	Envestra Ltd.	$131,537
3,712	Pepco Holdings, Inc.	102,822
2,059	UNS Energy Corp.	124,714
		359,073
	Total Common Stocks (Cost $2,792,418)	2,884,119
	Master Limited Partnership (a) — 2.7%
	Consumer Discretionary — 2.7%
3,910	LIN Media LLC, Class A*	98,297
	Total Master Limited Partnership (Cost $103,284)	98,297
Principal Amount
	U.S. Government & Agency Securities (a) — 10.3%
	Federal Home Loan Bank
$173,241	0.00%, due 06/02/14	173,241
	U.S. Treasury Bill
210,000	0.00%, due 08/14/14	209,987
	Total U.S. Government & Agency Securities (Cost $383,231)	383,228
	Repurchase Agreements (a)(b) — 16.7%
619,268	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $619,270	619,268
	Total Repurchase Agreements (Cost $619,268)	619,268
	Total Investment Securities (Cost $3,898,201) — 107.5%	3,984,912
	Liabilities in excess of other assets — (7.5%)	(277,720)
	Net Assets — 100.0%	$3,707,192

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $20,012.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: MERGER ETF MRGR :: 31

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,472
Aggregate gross unrealized depreciation	(37,802)
Net unrealized appreciation	$86,670
Federal income tax cost of investments	$3,898,242

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of May 31, 2014:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	08/08/14	99,000	$(91,008)	$91,698	$690
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	08/08/14	110,000	(100,663)	101,279	616
U.S. Dollar vs. Swedish Krona	Goldman Sachs & Co.	08/08/14	752,000	(115,690)	112,254	(3,436)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	08/08/14	(252,000)	233,948	233,413	535
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	08/08/14	(110,000)	100,760	101,279	(519)
U.S. Dollar vs. Euro	Goldman Sachs & Co.	08/08/14	(242,000)	336,723	329,875	6,848
U.S. Dollar vs. Euro	Goldman Sachs & Co.	08/08/14	(99,000)	134,713	134,949	(236)
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	08/08/14	(127,000)	215,278	212,766	2,512
U.S. Dollar vs. Japanese Yen	Goldman Sachs & Co.	08/08/14	(13,000,000)	127,936	127,757	179
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	08/08/14	(148,000)	117,900	117,995	(95)
						$7,094[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on foreign currency contracts) at period ended as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on foreign currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $7,094. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

32 :: MRGR MERGER ETF :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Merger ETF had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,613,360)	11/06/15	Societe Generale	0.55%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(193,553)
164,637	11/06/15	Societe Generale	0.60%	S&P Merger Arbitrage Index (long exposure to Targets)	7,107
$(1,448,723)					$(186,446)	$20,012	$—	$(166,434)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: MERGER ETF 33

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 98.0%
4,576	AmerisourceBergen Corp. (Health Care)	0.6%	$334,872
34,248	Annaly Capital Management, Inc. (REIT) (Financials)	0.7%	403,784
9,575	Archer-Daniels-Midland Co. (Consumer Staples)	0.7%	430,300
29,200	AT&T, Inc. (Telecommunication Services)	1.8%	1,035,724
55,439	Bank of America Corp. (Financials)	1.5%	839,346
4,108	Bunge Ltd. (Consumer Staples)	0.6%	319,233
5,253	Cardinal Health, Inc. (Health Care)	0.6%	371,019
11,577	CenturyLink, Inc. (Telecommunication Services)	0.8%	436,105
8,470	Chevron Corp. (Energy)	1.8%	1,040,031
13,299	Citigroup, Inc. (Financials)	1.1%	632,633
9,455	ConocoPhillips (Energy)	1.3%	755,833
5,613	Eli Lilly & Co. (Health Care)	0.6%	335,994
4,772	Entergy Corp. (Utilities)	0.6%	359,904
14,559	Exelon Corp. (Utilities)	0.9%	536,208
7,243	Exxon Mobil Corp. (Energy)	1.3%	728,139
11,999	FirstEnergy Corp. (Utilities)	0.7%	405,806
22,768	Ford Motor Co. (Consumer Discretionary)	0.6%	374,306
58,519	Frontier Communications Corp. (Telecommunication Services)	0.6%	338,825
26,653	General Electric Co. (Industrials)	1.2%	714,034
11,736	General Motors Co. (Consumer Discretionary)	0.7%	405,831
9,646	Hartford Financial Services Group, Inc. (The) (Financials)	0.6%	334,234
7,586	HCA Holdings, Inc.* (Health Care)	0.7%	401,982
3,637	Hess Corp. (Energy)	0.6%	332,058
17,304	Hewlett-Packard Co. (Information Technology)	1.0%	579,684
21,532	Intel Corp. (Information Technology)	1.0%	588,254
2,268	International Business Machines Corp. (Information Technology)	0.7%	418,128
35,993	J.C. Penney Co., Inc.* (Consumer Discretionary)	0.6%	323,577
3,266	Johnson & Johnson (Health Care)	0.6%	331,368
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
12,564	JPMorgan Chase & Co. (Financials)	1.2%	$698,181
10,198	Kroger Co. (The) (Consumer Staples)	0.8%	486,852
13,341	Marathon Oil Corp. (Energy)	0.9%	489,081
1,926	McKesson Corp. (Health Care)	0.6%	365,247
6,596	Merck & Co., Inc. (Health Care)	0.7%	381,645
6,689	MetLife, Inc. (Financials)	0.6%	340,671
10,203	Microsoft Corp. (Information Technology)	0.7%	417,711
5,803	Murphy Oil Corp. (Energy)	0.6%	357,871
7,801	Murphy USA, Inc.* (Consumer Discretionary)	0.7%	396,915
19,622	Pfizer, Inc. (Health Care)	1.0%	581,400
6,329	Phillips 66 (Energy)	0.9%	536,636
3,879	Prudential Financial, Inc. (Financials)	0.6%	318,699
43,686	SUPERVALU, Inc.* (Consumer Staples)	0.6%	326,334
6,332	Target Corp. (Consumer Discretionary)	0.6%	359,404
4,893	Travelers Cos., Inc. (The) (Financials)	0.8%	457,251
4,750	UnitedHealth Group, Inc. (Health Care)	0.7%	378,243
10,737	Valero Energy Corp. (Energy)	1.0%	601,809
11,804	Verizon Communications, Inc. (Telecommunication Services)	1.0%	589,728
7,089	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	544,222
4,371	WellPoint, Inc. (Health Care)	0.8%	473,642
12,474	Weyerhaeuser Co. (REIT) (Financials)	0.7%	391,933
1,403,856	Other Common Stocks	57.1%	33,010,700
	Total Common Stocks (Cost $53,607,030)		56,611,387
Principal Amount
	U.S. Government & Agency Security (a) — 2.7%
	Federal Home Loan Bank
$1,550,899	0.00%, due 06/02/14		1,550,899
	Total U.S. Government & Agency Security (Cost $1,550,899)		1,550,899

See accompanying notes to the financial statements.

34 :: RALS RAFI® LONG/SHORT :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 9.3%
$5,385,693	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,385,718	$5,385,693
	Total Repurchase Agreements (Cost $5,385,693)	5,385,693
	Total Investment Securities (Cost $60,543,622) — 110.0%	63,547,979
	Liabilities in excess of other assets — (10.0)%	(5,784,256)
	Net Assets — 100.0%	$57,763,723

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $9,575,940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,911,771
Aggregate gross unrealized depreciation	(1,147,496)
Net unrealized appreciation	$2,764,275
Federal income tax cost of investments	$60,783,704

Swap Agreements1

RAFI® Long/Short had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(31,783,391)	11/06/15	Deutsche Bank AG	(0.07)%	RAFI® US Equity Long/Short Index (short portion)	$(178,049)	$178,049	$—	$—
(28,118,081)	11/06/15	Societe Generale	0.25%	RAFI® US Equity Long/Short Index (short portion)	(4,340,557)
2,802,100	11/06/15	Societe Generale	0.25%	RAFI® US Equity Long/Short Index (long portion)	136,310
(25,315,981)					(4,204,247)	4,204,247	—	—
$(57,099,372)					$(4,382,296)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: RAFI® LONG/SHORT 35

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	10.8%
Consumer Staples	9.3%
Energy	12.5%
Financials	19.8%
Health Care	10.5%
Industrials	10.2%
Information Technology	11.0%
Materials	3.7%
Telecommunication Services	4.8%
Utilities	5.4%
Other[1]	2.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

36 :: RALS RAFI® LONG/SHORT :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 90.5%
	U.S. Treasury Inflation Index Bonds
$2,957,889	1.38%, due 02/15/44	$3,240,253
	Total Long-Term U.S. Treasury Obligation (Cost $3,042,813)	3,240,253
	U.S. Government & Agency Security (a) — 3.5%
	Federal Home Loan Bank
126,201	0.00%, due 06/02/14	126,201
	Total U.S. Government & Agency Security (Cost $126,201)	126,201
	Repurchase Agreements (a)(b) — 15.1%
541,553	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $541,555	541,553
	Total Repurchase Agreements (Cost $541,553)	541,553
	Total Investment Securities (Cost $3,710,567) — 109.1%	3,908,007
	Liabilities in excess of other assets — (9.1%)	(326,590)
	Net Assets — 100.0%	$3,581,417

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $105,013.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,440
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$197,440
Federal income tax cost of investments	$3,710,567

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: 30 YEAR TIPS/TSY SPREAD 37

Swap Agreements1

30 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(4,712,880)	05/06/15	Citibank, N.A.	0.20%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	$(382,731)
96,195	05/06/15	Citibank, N.A.	(0.11)%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	31,550
(4,616,685)					(351,181)	$52,013	$—	$(299,168)
(83,984)	12/07/14	Societe Generale	0.35%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	(11,061)
232,124	11/06/14	Societe Generale	0.20%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	41,622
148,140					30,561	—	(10,000)	20,561
$(4,468,545)					$(320,620)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

38 :: RINF 30 YEAR TIPS/TSY SPREAD :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 75.8%
	U.S. Treasury Bond
$2,753,000	3.63%, due 02/15/44	$2,920,546
	Total Long-Term U.S. Treasury Obligation (Cost $2,782,113)	2,920,546
	U.S. Government & Agency Security (a) — 6.3%
	Federal Home Loan Bank
242,451	0.00%, due 06/02/14	242,451
	Total U.S. Government & Agency Security (Cost $242,451)	242,451
	Repurchase Agreements (a)(b) — 24.2%
932,158	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $932,161	932,158
	Total Repurchase Agreements (Cost $932,158)	932,158
	Total Investment Securities (Cost $3,956,722) — 106.3%	4,095,155
	Liabilities in excess of other assets — (6.3%)	(243,612)
	Net Assets — 100.0%	$3,851,543

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $93,502.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,433
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$138,433
Federal income tax cost of investments	$3,956,722

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT 30 YEAR TIPS/TSY SPREAD 39

Swap Agreements1

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,374,510)	06/06/14	Citibank, N.A.	0.30%	Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	$(449,198)
275,661	05/06/15	Citibank, N.A.	(0.10)%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury bond)	5,671
(3,098,849)					(443,527)	$63,501	$—	$(380,026)
(475,328)	12/07/14	Societe Generale	0.35%	Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(49,665)
1,939,725	11/06/14	Societe Generale	0.10%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury bond)	238,384
1,464,397					188,719	—	(120,000)	68,719
$(1,634,452)					$(254,808)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

40 :: FINF SHORT 30 YEAR TIPS/TSY SPREAD :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 76.7%
	U.S. Treasury Inflation Index Note
$1,293,962	0.63%, due 01/15/24	$1,344,888
	Total Long-Term U.S. Treasury Obligation (Cost $1,304,996)	1,344,888
	U.S. Government & Agency Security (a) — 3.3%
	Federal Home Loan Bank
58,209	0.00%, due 06/02/14	58,209
	Total U.S. Government & Agency Security (Cost $58,209)	58,209
	Repurchase Agreements (a)(b) — 22.1%
387,944	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $387,944	387,944
	Total Repurchase Agreements (Cost $387,944)	387,944
	Total Investment Securities (Cost $1,751,149) — 102.1%	1,791,041
	Liabilities in excess of other assets — (2.1%)	(36,056)
	Net Assets — 100.0%	$1,754,985

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $186,593.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,892
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$39,892
Federal income tax cost of investments	$1,751,149

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO 10 YEAR TIPS/TSY SPREAD 41

Swap Agreements1

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(4,891,254)	05/06/15	Citibank, N.A.	0.20%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury notes)	$(159,040)
1,114,461	05/06/15	Citibank, N.A.	(0.11)%	Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS)	47,902
(3,776,793)					(111,138)	$111,138	$—	$—
(1,023,745)	12/07/14	Societe Generale	0.35%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury notes)	(33,010)
2,811,972	11/06/14	Societe Generale	0.20%	Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS)	118,322
1,788,227					85,312	—	(30,000)	55,312
$(1,988,566)					$(25,826)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

42 :: UINF ULTRAPRO 10 YEAR TIPS/TSY SPREAD :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 80.0%
	U.S. Treasury Note
$1,567,000	2.75%, due 11/15/23	$1,613,887
	Total Long-Term U.S. Treasury Obligation (Cost $1,577,225)	1,613,887
	U.S. Government & Agency Security (a) — 3.5%
	Federal Home Loan Bank
70,691	0.00%, due 06/02/14	70,691
	Total U.S. Government & Agency Security (Cost $70,691)	70,691
	Repurchase Agreements (a)(b) — 21.5%
434,666	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $434,666	434,666
	Total Repurchase Agreements (Cost $434,666)	434,666
	Total Investment Securities (Cost $2,082,582) — 105.0%	2,119,244
	Liabilities in excess of other assets — (5.0%)	(100,769)
	Net Assets — 100.0%	$2,018,475

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $190,139.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,662
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$36,662
Federal income tax cost of investments	$2,082,582

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT 10 YEAR TIPS/TSY SPREAD 43

Swap Agreements1

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,015,771)	05/06/15	Citibank, N.A.	0.30%	Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation- Protected Securities (TIPS) bond)	$(56,887)
3,302,240	05/06/15	Citibank, N.A.	(0.10)%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury notes)	116,056
2,286,469					59,169	$(15,283)	$—	$43,886
(5,045,041)	12/07/14	Societe Generale	0.35%	Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation- Protected Securities (TIPS) bond)	(216,826)
1,889,535	11/06/14	Societe Generale	0.10%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury notes)	68,312
(3,155,506)					(148,514)	80,000	—	(68,514)
$(869,037)					$(89,345)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

44 :: SINF ULTRAPRO SHORT 10 YEAR TIPS/TSY SPREAD :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.3%
	Federal Home Loan Bank
$182,810,115	0.00%, due 06/02/14	$182,810,115
	U.S. Treasury Bills
90,000,000	0.00%, due 06/26/14	89,994,563
250,000,000	0.00%, due 07/03/14	249,990,178
300,000,000	0.00%, due 07/10/14	299,986,106
120,000,000	0.00%, due 07/17/14	119,991,567
40,000,000	0.00%, due 08/07/14	39,998,239
15,000,000	0.00%, due 11/06/14	14,997,540
50,000,000	0.00%, due 11/20/14	49,988,700
	Total U.S. Government & Agency Securities (Cost $1,047,755,043)	1,047,757,008
	Repurchase Agreements (a)(b) — 45.4%
751,647,796	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $751,651,488	751,647,796
	Total Repurchase Agreements (Cost $751,647,796)	751,647,796
	Total Investment Securities (Cost $1,799,402,839) — 108.7%	1,799,404,804
	Liabilities in excess of other assets — (8.7%)	(143,587,855)
	Net Assets — 100.0%	$1,655,816,949

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $239,841,152.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,121
Aggregate gross unrealized depreciation	(156)
Net unrealized appreciation	$1,965
Federal income tax cost of investments	$1,799,402,839

Futures Contracts Sold1

Short S&P500® had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P 500 Futures Contracts	1,274	06/20/14	$122,351,775	$(3,002,241)	$146,652	$—	$—	$146,652

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $6,061,055 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT S&P500® 45

Swap Agreements1

Short S&P500® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(49,961,434)	11/06/15	Bank of America, N.A.	(0.35)%	S&P 500® Index	$(6,173,528)	$6,173,528	$—	$—
(244,398,163)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(17,832,086)	17,832,086	—	—
(155,484,258)	11/06/15	Credit Suisse International	(0.30)%	S&P 500® Index	(14,188,443)	14,188,443	—	—
(31,221,028)	11/06/15	Deutsche Bank AG	(0.22)%	S&P 500® Index	(3,669,178)
(1,976,318)	11/06/15	Deutsche Bank AG	(0.10)%	SPDR® S&P 500® ETF Trust	(241,847)
(33,197,346)					(3,911,025)	3,911,025	—	—
(400,672,725)	11/06/14	Goldman Sachs International	(0.37)%	S&P 500® Index	(31,709,340)	31,709,340	—	—
(222,773,066)	11/06/15	Morgan Stanley & Co. International PLC	(0.30)%	S&P 500® Index	(8,846,487)	8,441,025	—	(405,462)
(325,789,005)	11/06/15	Societe Generale	(0.38)%	S&P 500® Index	(38,006,426)	38,006,426	—	—
(101,258,933)	01/06/15	UBS AG	(0.30)%	S&P 500® Index	(8,068,321)	8,068,321	—	—
$(1,533,534,930)					$(128,735,656)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

46 :: SH SHORT S&P500® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.1%
	Federal Home Loan Bank
$18,147,042	0.00%, due 06/02/14	$18,147,042
	U.S. Treasury Bills
180,000	0.00%, due 07/10/14	179,991
17,000,000	0.00%, due 07/17/14	16,998,860
115,000,000	0.00%, due 08/07/14	114,994,940
10,000,000	0.00%, due 09/18/14	9,999,099
	Total U.S. Government & Agency Securities (Cost $160,317,176)	160,319,932
	Repurchase Agreements (a)(b) — 36.4%
80,785,322	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $80,785,714	80,785,322
	Total Repurchase Agreements (Cost $80,785,322)	80,785,322
	Total Investment Securities (Cost $241,102,498) — 108.5%	241,105,254
	Liabilities in excess of other assets — (8.5%)	(18,911,088)
	Net Assets — 100.0%	$222,194,166

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $33,231,416.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,756
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,756
Federal income tax cost of investments	$241,102,498

Futures Contracts Sold1

Short QQQ® had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini NASDAQ-100 Futures Contracts	311	06/20/14	$23,228,590	$(656,898)	$16,062	$—	$—	$16,062

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,009,195 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT QQQ® 47

Swap Agreements1

Short QQQ® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,401,599)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	$2,174	$(2,174)	$—	$—
(17,488,729)	11/06/15	Credit Suisse International	(0.25)%	NASDAQ-100 Index®	(2,761,008)	2,761,008	—	—
(16,413,888)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(1,492,289)	1,492,289	—	—
(46,844,450)	11/06/14	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(3,927,559)	3,927,559	—	—
(4,451,991)	11/06/15	Morgan Stanley & Co. International PLC	(0.15)%	NASDAQ-100 Index®	(776,572)
(1,408,023)	11/06/15	Morgan Stanley & Co. International PLC	0.05%	PowerShares QQQ TrustSM, Series 1	(189,566)
(5,860,014)					(966,138)	873,024	—	(93,114)
(95,427,905)	11/06/15	Societe Generale	(0.35)%	NASDAQ-100 Index®	(9,228,763)	9,228,763	—	—
(15,514,623)	01/06/15	UBS AG	(0.25)%	NASDAQ-100 Index®	(1,313,533)	1,313,533	—	—
$(198,951,208)					$(19,687,116)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

48 :: PSQ SHORT QQQ® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 62.1%
	Federal Home Loan Bank
$30,450,651	0.00%, due 06/02/14	$30,450,651
	U.S. Treasury Bills
22,000,000	0.00%, due 07/10/14	21,998,546
50,000,000	0.00%, due 08/07/14	49,997,801
50,000,000	0.00%, due 08/21/14	49,996,950
25,000,000	0.00%, due 11/20/14	24,994,350
	Total U.S. Government & Agency Securities (Cost $177,430,744)	177,438,298
	Repurchase Agreements (a)(b) — 43.9%
125,635,329	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $125,635,946	125,635,329
	Total Repurchase Agreements (Cost $125,635,329)	125,635,329
	Total Investment Securities (Cost $303,066,073) — 106.0%	303,073,627
	Liabilities in excess of other assets — (6.0%)	(17,047,327)
	Net Assets — 100.0%	$286,026,300

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $45,117,143.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,554
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$7,554
Federal income tax cost of investments	$303,066,073

Futures Contracts Sold1

Short Dow30SM had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Dow Jones Industrial Average Futures Contracts	166	06/20/14	$13,863,490	$(186,634)	$12,325	$—	$—	$12,325

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $652,795 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT DOW30SM 49

Swap Agreements1

Short Dow30SM had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,684,264)	11/06/15	Bank of America, N.A.	(0.35)%	Dow Jones Industrial AverageSM	$(799,626)	$799,626	$—	$—
(12,938,304)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM	(500,610)	397,063	—	(103,547)
(82,240,135)	11/06/15	Credit Suisse International	(0.25)%	Dow Jones Industrial AverageSM	(6,015,642)	6,015,642	—	—
(3,248,196)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM	(346,514)
(856,790)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(302,999)
(4,104,986)					(649,513)	649,513	—	—
(46,012,957)	11/06/14	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM	(2,280,146)	2,280,146	—	—
(78,081,220)	11/06/15	Societe Generale	(0.38)%	Dow Jones Industrial AverageSM	(4,870,449)	4,870,449	—	—
(45,088,949)	01/06/15	UBS AG	(0.25)%	Dow Jones Industrial AverageSM	(2,319,692)	2,319,692	—	—
$(272,150,815)					$(17,435,678)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

50 :: DOG SHORT DOW30SM :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 57.3%
	Federal Home Loan Bank
$13,584,666	0.00%, due 06/02/14	$13,584,666
	U.S. Treasury Bills
8,000,000	0.00%, due 07/10/14	7,999,567
25,000,000	0.00%, due 07/31/14	24,998,874
15,000,000	0.00%, due 10/09/14	14,998,590
	Total U.S. Government & Agency Securities (Cost $61,581,407)	61,581,697
	Repurchase Agreements (a)(b) — 45.2%
48,627,565	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $48,627,807	48,627,565
	Total Repurchase Agreements (Cost $48,627,565)	48,627,565
	Total Investment Securities (Cost $110,208,972) — 102.5%	110,209,262
	Liabilities in excess of other assets — (2.5%)	(2,680,690)
	Net Assets — 100.0%	$107,528,572

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $11,204,395.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$290
Federal income tax cost of investments	$110,208,972

Futures Contracts Sold1

Short MidCap400 had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P MidCap 400 Futures Contracts	118	06/20/14	$16,236,800	$(204,851)	$20,504	$—	$—	$20,504

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $908,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT MIDCAP400 51

Swap Agreements1

Short MidCap400 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(8,610,567)	11/06/15	Bank of America, N.A.	(0.05)%	S&P MidCap 400® Index	$(328,932)	$328,932	$—	$—
(60,286,586)	11/06/15	Credit Suisse International	(0.15)%	S&P MidCap 400® Index	(2,036,699)	2,036,699	—	—
(7,523,705)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(381,726)	381,726	—	—
(7,279,035)	11/06/15	Morgan Stanley & Co. International PLC	0.25%	S&P MidCap 400® Index	(376,023)	328,389	—	(47,634)
(7,535,062)	11/06/15	Societe Generale	(0.08)%	S&P MidCap 400® Index	(403,339)	326,893	—	(76,446)
$(91,234,955)					$(3,526,719)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

52 :: MYY SHORT MIDCAP400 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.9%
	Federal Home Loan Bank
$74,247,598	0.00%, due 06/02/14	$74,247,598
	U.S. Treasury Bills
45,000,000	0.00%, due 06/26/14	44,997,281
40,000,000	0.00%, due 07/17/14	39,997,317
40,000,000	0.00%, due 07/24/14	39,998,793
35,000,000	0.00%, due 07/31/14	34,998,425
15,000,000	0.00%, due 08/07/14	14,999,340
50,000,000	0.00%, due 09/11/14	49,995,600
60,000,000	0.00%, due 09/18/14	59,994,600
45,000,000	0.00%, due 11/06/14	44,992,620
50,000,000	0.00%, due 11/13/14	49,989,200
	Total U.S. Government & Agency Securities (Cost $454,210,901)	454,210,774
	Repurchase Agreements (a)(b) — 39.8%
278,015,422	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $278,016,802	278,015,422
	Total Repurchase Agreements (Cost $278,015,422)	278,015,422
	Total Investment Securities (Cost $732,226,323) — 104.7%	732,226,196
	Liabilities in excess of other assets — (4.7%)	(32,869,472)
	Net Assets — 100.0%	$699,356,724

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $54,739,404.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,742
Aggregate gross unrealized depreciation	(2,869)
Net unrealized depreciation	$(127)
Federal income tax cost of investments	$732,226,323

Futures Contracts Sold1

Short Russell2000 had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Russell 2000 Futures Contracts	644	06/20/14	$72,990,960	$527,231	$53,038	$—	$—	$53,038

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $3,612,840 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT RUSSELL2000 53

Swap Agreements1

Short Russell2000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(190,859,044)	11/06/15	Bank of America, N.A.	0.35%	Russell 2000® Index	$(9,552,869)	$9,552,869	$—	$—
(4,582,973)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	(255,931)	255,931	—	—
(8,265,611)	11/06/15	Credit Suisse International	0.40%	Russell 2000® Index	(7,181,928)	7,181,928	—	—
(3,078,190)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	(155,821)
(531,414)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(5,732)
(3,609,604)					(161,553)	161,553	—	—
(312,191,369)	11/06/14	Goldman Sachs International	0.28%	Russell 2000® Index	(1,996,273)	1,996,273	—	—
(96,081,202)	11/06/15	Morgan Stanley & Co. International PLC	0.40%	Russell 2000® Index	(473,212)
(837,287)	11/06/15	Morgan Stanley & Co. International PLC	0.75%	iShares® Russell 2000 ETF	(547,943)
(96,918,489)					(1,021,155)	1,021,155	—	—
(2,463,960)	11/06/15	Societe Generale	0.75%	Russell 2000® Index	(1,672,769)	1,672,769	—	—
(7,550,149)	01/06/15	UBS AG	0.45%	Russell 2000® Index	(84,659)	84,659	—	—
$(626,441,199)					$(21,927,137)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

54 :: RWM SHORT RUSSELL2000 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.5%
	Federal Home Loan Bank
$2,034,386	0.00%, due 06/02/14	$2,034,386
	U.S. Treasury Bill
440,000	0.00%, due 10/09/14	439,959
	Total U.S. Government & Agency Securities (Cost $2,474,331)	2,474,345
	Repurchase Agreements (a)(b) — 78.0%
7,575,331	Repurchase Agreements with various counterparties,rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $7,575,368	7,575,331
	Total Repurchase Agreements (Cost $7,575,331)	7,575,331
	Total Investment Securities (Cost $10,049,662) — 103.5%	10,049,676
	Liabilities in excess of other assets — (3.5%)	(339,313)
	Net Assets — 100.0%	$9,710,363

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $971,083.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$14
Federal income tax cost of investments	$10,049,662

Swap Agreements1

Short SmallCap600 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,651,825)	11/06/15	Bank of America, N.A.	(0.05)%	S&P SmallCap 600® Index	$(59,199)	$59,199	$—	$—
(2,525,604)	01/06/15	Citibank, N.A.	0.08%	S&P SmallCap 600® Index	(37,637)	37,637	—	—
(2,089,686)	11/06/15	Credit Suisse International	0.30%	S&P SmallCap 600® Index	(92,392)	92,392	—	—
(776,590)	11/06/15	Deutsche Bank AG	0.68%	S&P SmallCap 600® Index	(12,475)	12,475	—	—
(1,293,446)	11/06/15	Morgan Stanley & Co. International PLC	0.40%	S&P SmallCap 600® Index	(56,024)	25,011	—	(31,013)
(1,367,916)	11/06/15	Societe Generale	0.45%	S&P SmallCap 600® Index	(59,494)	50,004	—	(9,490)
$(9,705,067)					$(317,221)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT SMALLCAP600 55

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.0%
	Federal Home Loan Bank
$144,321	0.00%, due 06/02/14	$144,321
	Total U.S. Government & Agency Security (Cost $144,321)	144,321
	Repurchase Agreements (a)(b) — 99.7%
653,126	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $653,128	653,126
	Total Repurchase Agreements (Cost $653,126)	653,126
	Total Investment Securities (Cost $797,447) † — 121.7%	797,447
	Liabilities in excess of other assets — (21.7%)	(141,990)
	Net Assets — 100.0%	$655,457

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $153,909.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell3000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(19,363)	11/06/15	Credit Suisse International	(0.15)%	Russell 3000® Index	$(1,342)	$—	$—	$(1,342)
(138,602)	11/06/15	Deutsche Bank AG	0.28%	Russell 3000® Index	(34,099)	34,099	—	—
(453,719)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Russell 3000® Index	(30,607)
(29,914)	11/06/15	Morgan Stanley & Co. International PLC	0.35%	iShares® Russell 3000 ETF	(2,597)
(483,633)					(33,204)	11,396	—	(21,808)
(631,874)	11/06/15	Societe Generale	(0.25)%	Russell 3000® Index	(57,460)	30,001	—	(27,459)
(37,910)	01/06/15	UBS AG	(0.05)%	Russell 3000® Index	(2,523)	2,523	—	—
$(1,311,382)					$(128,628)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

56 :: TWQ ULTRASHORT RUSSELL3000 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.3%
	Federal Home Loan Bank
$167,066,999	0.00%, due 06/02/14	$167,066,999
	U.S. Treasury Bills
100,000,000	0.00%, due 06/05/14	99,999,611
60,000,000	0.00%, due 06/12/14	59,998,992
200,000,000	0.00%, due 06/19/14	199,993,400
50,000,000	0.00%, due 07/03/14	49,997,756
100,000,000	0.00%, due 08/14/14	99,993,900
80,000,000	0.00%, due 08/21/14	79,995,119
30,000,000	0.00%, due 08/28/14	29,997,630
45,000,000	0.00%, due 10/23/14	44,993,295
100,000,000	0.00%, due 11/06/14	99,983,600
80,000,000	0.00%, due 11/13/14	79,982,720
50,000,000	0.00%, due 11/20/14	49,988,700
	Total U.S. Government & Agency Securities (Cost $1,061,979,397)	1,061,991,722
	Repurchase Agreements (a)(b) — 45.4%
737,850,813	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $737,854,411	737,850,813
	Total Repurchase Agreements (Cost $737,850,813)	737,850,813
	Total Investment Securities (Cost $1,799,830,210) — 110.7%	1,799,842,535
	Liabilities in excess of other assets — (10.7%)	(174,011,545)
	Net Assets — 100.0%	$1,625,830,990

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $453,122,913.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,188
Aggregate gross unrealized depreciation	(3,863)
Net unrealized appreciation	$12,325
Federal income tax cost of investments	$1,799,830,210

Futures Contracts Sold1

UltraShort S&P500® had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P 500 Futures Contracts	2,324	06/20/14	$223,191,150	$(5,880,909)	$385,310	$—	$—	$385,310

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $11,056,430 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT S&P500® 57

Swap Agreements1

UltraShort S&P500® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(149,365,697)	11/06/15	Bank of America, N.A.	(0.35)%	S&P 500® Index	$(7,265,608)	$7,265,608	$—	$—
(364,628,347)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(21,530,132)	21,530,132	—	—
(131,705,738)	11/06/15	Credit Suisse International	(0.30)%	S&P 500® Index	(10,352,897)	10,352,897	—	—
(39,979,098)	11/06/15	Deutsche Bank AG	(0.22)%	S&P 500® Index	(7,592,039)
(577,606)	01/06/16	Deutsche Bank AG	(0.10)%	SPDR® S&P 500® ETF Trust	(24,659)
(40,556,704)					(7,616,698)	7,616,698	—	—
(1,362,050,604)	11/06/14	Goldman Sachs International	(0.37)%	S&P 500® Index	(73,228,484)
(556,920)	01/06/15	Goldman Sachs International	(0.27)%	SPDR® S&P 500® ETF Trust	(86,386)
(1,362,607,524)					(73,314,870)	73,314,870	—	—
(238,105,409)	11/06/15	Morgan Stanley & Co. International PLC	(0.30)%	S&P 500® Index	(10,127,584)	9,691,000	—	(436,584)
(598,396,282)	11/06/15	Societe Generale	(0.38)%	S&P 500® Index	(43,035,207)	43,035,207	—	—
(143,166,006)	01/06/15	UBS AG	(0.30)%	S&P 500® Index	(10,893,570)	10,893,570	—	—
$(3,028,531,707)					$(184,136,566)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

58 :: SDS ULTRASHORT S&P500® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.1%
	Federal Home Loan Bank
$36,327,559	0.00%, due 06/02/14	$36,327,559
	U.S. Treasury Bills
35,000,000	0.00%, due 06/05/14	34,999,864
17,000,000	0.00%, due 07/10/14	16,999,309
80,000,000	0.00%, due 08/21/14	79,995,120
55,000,000	0.00%, due 09/04/14	54,995,325
10,000,000	0.00%, due 10/09/14	9,999,060
10,000,000	0.00%, due 11/20/14	9,997,740
	Total U.S. Government & Agency Securities (Cost $243,300,984)	243,313,977
	Repurchase Agreements (a)(b) — 40.1%
152,280,130	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $152,280,878	152,280,130
	Total Repurchase Agreements (Cost $152,280,130)	152,280,130
	Total Investment Securities (Cost $395,581,114) — 104.2%	395,594,107
	Liabilities in excess of other assets — (4.2%)	(15,984,498)
	Net Assets — 100.0%	$379,609,609

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $110,238,491.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,993
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$12,993
Federal income tax cost of investments	$395,581,114

Futures Contracts Sold1

UltraShort QQQ® had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini NASDAQ-100 Futures Contracts	686	06/20/14	$51,237,340	$(1,512,457)	$49,808	$—	$—	$49,808

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $2,226,070 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT QQQ® 59

Swap Agreements1

UltraShort QQQ® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(79,308,739)	11/06/15	Bank of America, N.A.	(0.35)%	NASDAQ-100 Index®	$(4,347,804)	$4,347,804	$—	$—
(12,784,569)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	2,684,978	(2,684,978)	—	—
(10,330,760)	11/06/15	Credit Suisse International	(0.25)%	NASDAQ-100 Index®	(6,990,396)	6,990,396	—	—
(17,102,738)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(1,011,729)
(2,531,817)	11/06/15	Deutsche Bank AG	(0.07)%	PowerShares QQQ TrustSM, Series 1	(61,286)
(19,634,555)					(1,073,015)	1,073,015	—	—
(421,591,179)	11/06/14	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(13,758,941)
(262,204)	01/06/15	Goldman Sachs International	(0.12)%	PowerShares QQQ TrustSM, Series 1	31,009
(421,853,383)					(13,727,932)	13,727,932	—	—
(2,213,091)	11/06/15	Morgan Stanley & Co. International PLC	(0.15)%	NASDAQ-100 Index®	(616,574)
(316,625)	11/06/15	Morgan Stanley & Co. International PLC	0.05%	PowerShares QQQ TrustSM, Series 1	(192,080)
(2,529,716)					(808,654)	709,289	—	(99,365)
(157,946,241)	11/06/15	Societe Generale	(0.35)%	NASDAQ-100 Index®	(9,494,794)	9,494,794	—	—
(3,608,599)	01/06/15	UBS AG	(0.25)%	NASDAQ-100 Index®	(288,800)	288,800	—	—
$(707,996,562)					$(34,046,417)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

60 :: QID ULTRASHORT QQQ® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.4%
	Federal Home Loan Bank
$24,272,182	0.00%, due 06/02/14	$24,272,182
	U.S. Treasury Bills
10,000,000	0.00%, due 07/10/14	9,999,339
20,000,000	0.00%, due 07/17/14	19,998,658
45,000,000	0.00%, due 07/24/14	44,998,642
45,000,000	0.00%, due 09/04/14	44,996,176
15,000,000	0.00%, due 11/20/14	14,996,610
	Total U.S. Government & Agency Securities (Cost $159,257,686)	159,261,607
	Repurchase Agreements (a)(b) — 45.4%
110,566,937	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $110,567,475	110,566,937
	Total Repurchase Agreements (Cost $110,566,937)	110,566,937
	Total Investment Securities (Cost $269,824,623) — 110.8%	269,828,544
	Liabilities in excess of other assets — (10.8%)	(26,315,118)
	Net Assets — 100.0%	$243,513,426

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $60,178,469.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,921
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,921
Federal income tax cost of investments	$269,824,623

Futures Contracts Sold1

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Dow Jones Industrial Average Futures Contracts	90	06/20/14	$7,516,350	$(79,329)	$62,741	$—	$—	$62,741

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $353,925 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT DOW30SM 61

Swap Agreements1

UltraShort Dow30SM had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(151,744,744)	11/06/15	Bank of America, N.A.	(0.35)%	Dow Jones Industrial AverageSM Index	$(6,060,913)	$6,060,913	$—	$—
(11,266,253)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM Index	(1,013,365)	1,013,365	—	—
(40,014,502)	11/06/15	Credit Suisse International	(0.25)%	Dow Jones Industrial AverageSM Index	(3,805,001)	3,805,001	—	—
(56,562,444)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM Index	(5,271,570)
(846,416)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(67,784)
(57,408,860)					(5,339,354)	5,339,354	—	—
(135,860,056)	11/06/14	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM Index	(4,674,519)
(1,145,976)	11/06/14	Goldman Sachs International	(0.24)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(342,357)
(137,006,032)					(5,016,876)	5,016,876	—	—
(68,144,685)	11/06/15	Societe Generale	(0.38)%	Dow Jones Industrial AverageSM Index	(4,529,980)	4,529,980	—	—
(13,942,120)	01/06/15	UBS AG	(0.25)%	Dow Jones Industrial AverageSM Index	(717,280)	717,280	—	—
$(479,527,196)					$(26,482,769)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

62 :: DXD ULTRASHORT DOW30SM :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.0%
	Federal Home Loan Bank
$1,719,387	0.00%, due 06/02/14	$1,719,387
	U.S. Treasury Bill
4,000,000	0.00%, due 07/10/14	3,999,783
	Total U.S. Government & Agency Securities (Cost $5,719,170)	5,719,170
	Repurchase Agreements (a)(b) — 57.8%
6,477,373	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $6,477,405	6,477,373
	Total Repurchase Agreements (Cost $6,477,373)	6,477,373
	Total Investment Securities (Cost $12,196,543) † — 108.8%	12,196,543
	Liabilities in excess of other assets — (8.8%)	(987,169)
	Net Assets — 100.0%	$11,209,374

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,590,532.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold1

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P MidCap 400 Futures Contracts	16	06/20/14	$2,201,600	$(3,092)	$(2,037)	$—	$2,037	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $123,200 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT MIDCAP400 63

Swap Agreements1

UltraShort MidCap400 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,913,823)	11/06/15	Bank of America, N.A.	(0.05)%	S&P MidCap 400® Index	$(105,343)	$—	$—	$(105,343)
(3,428,237)	01/06/15	Citibank, N.A.	(0.12)%	S&P MidCap 400® Index	(109,186)	49,001	—	(60,185)
(4,460,262)	11/06/15	Credit Suisse International	(0.15)%	S&P MidCap 400® Index	(389,386)	389,386	—	—
(852,843)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(55,025)
(41,172)	01/06/16	Deutsche Bank AG	0.38%	SPDR® S&P MidCap 400® ETF Trust	(10,224)
(894,015)					(65,249)	65,249	—	—
(2,286,660)	11/06/15	Morgan Stanley & Co. International PLC	0.25%	S&P MidCap 400® Index	(144,719)	35,131	—	(109,588)
(7,233,619)	11/06/15	Societe Generale	(0.08)%	S&P MidCap 400® Index	(268,768)	268,768	—	—
$(20,216,616)					$(1,082,651)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

64 :: MZZ ULTRASHORT MIDCAP400 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.7%
	Federal Home Loan Bank
$29,557,364	0.00%, due 06/02/14	$29,557,364
	U.S. Treasury Bills
52,000,000	0.00%, due 06/05/14	51,999,798
7,000,000	0.00%, due 07/03/14	6,999,670
10,000,000	0.00%, due 07/10/14	9,999,594
15,000,000	0.00%, due 07/31/14	14,999,325
5,000,000	0.00%, due 08/14/14	4,999,695
10,000,000	0.00%, due 09/18/14	9,999,100
13,000,000	0.00%, due 11/06/14	12,997,868
15,000,000	0.00%, due 11/13/14	14,996,760
	Total U.S. Government & Agency Securities (Cost $156,548,045)	156,549,174
	Repurchase Agreements (a)(b) — 44.3%
122,157,866	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $122,158,465	122,157,866
	Total Repurchase Agreements (Cost $122,157,866)	122,157,866
	Total Investment Securities (Cost $278,705,911) — 101.0%	278,707,040
	Liabilities in excess of other assets — (1.0%)	(2,653,896)
	Net Assets — 100.0%	$276,053,144

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $21,971,826.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,413
Aggregate gross unrealized depreciation	(284)
Net unrealized appreciation	$1,129
Federal income tax cost of investments	$278,705,911

Futures Contracts Sold1

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Russell 2000 Futures Contracts	334	06/20/14	$37,855,560	$816,677	$(227,266)	$—	$227,266	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,873,740 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT RUSSELL2000 65

Swap Agreements1

UltraShort Russell2000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(235,972,614)	11/06/15	Bank of America, N.A.	0.35%	Russell 2000® Index	$(3,739,680)	$3,739,680	$—	$—
(270,553)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	(269,953)	269,953	—	—
(1,044,128)	11/06/15	Credit Suisse International	0.40%	Russell 2000® Index	42,505	—	—	42,505
(1,273,870)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	(82,640)
(788,784)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(35,431)
(2,062,654)					(118,071)	118,071	—	—
(20,994,727)	11/06/14	Goldman Sachs International	0.28%	Russell 2000® Index	208,720	(78,717)	—	130,003
(245,686,809)	11/06/15	Morgan Stanley & Co. International PLC	0.40%	Russell 2000® Index	1,426,061
(967,287)	11/06/15	Morgan Stanley & Co. International PLC	0.75%	iShares® Russell 2000 ETF	(892,714)
(246,654,096)					533,347	—	—	533,347
(2,261,401)	11/06/15	Societe Generale	0.75%	Russell 2000® Index	(7,757,178)	7,674,350	—	(82,828)
(5,041,164)	01/06/15	UBS AG	0.45%	Russell 2000® Index	(56,526)	56,526	—	—
$(514,301,337)					$(11,156,836)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

66 :: TWM ULTRASHORT RUSSELL2000 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 21.4%
	Federal Home Loan Bank
$1,509,474	0.00%, due 06/02/14	$1,509,474
	U.S. Treasury Bill
250,000	0.00%, due 10/09/14	249,976
	Total U.S. Government & Agency Securities (Cost $1,759,442)	1,759,450
	Repurchase Agreements (a)(b) — 81.0%
6,645,516	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $6,645,548	6,645,516
	Total Repurchase Agreements (Cost $6,645,516)	6,645,516
	Total Investment Securities (Cost $8,404,958) — 102.4%	8,404,966
	Liabilities in excess of other assets — (2.4%)	(198,736)
	Net Assets — 100.0%	$8,206,230

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,665,712.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8
Federal income tax cost of investments	$8,404,958

Swap Agreements1

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(8,137,592)	11/06/15	Bank of America, N.A.	(0.05)%	S&P SmallCap 600® Index	$43,198	$—	$—	$43,198
(2,009,931)	11/06/15	Credit Suisse International	0.30%	S&P SmallCap 600® Index	(55,969)	55,969	—	—
(538,804)	11/06/15	Deutsche Bank AG	0.68%	S&P SmallCap 600® Index	(9,655)
(106,565)	11/06/15	Deutsche Bank AG	0.68%	iShares® Core S&P Small-Cap ETF	20,904
(645,369)					11,249	—	—	11,249
(4,403,685)	11/06/15	Morgan Stanley & Co. International PLC	0.40%	S&P SmallCap 600® Index	(129,417)	—	—	(129,417)
(1,215,974)	11/06/15	Societe Generale	0.45%	S&P SmallCap 600® Index	(48,735)	20,003	—	(28,732)
$(16,412,551)					$(179,674)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT SMALLCAP600 67

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.2%
	Federal Home Loan Bank
$54,200,624	0.00%, due 06/02/14	$54,200,624
	U.S. Treasury Bills
50,000,000	0.00%, due 06/12/14	49,999,381
50,000,000	0.00%, due 07/03/14	49,997,644
50,000,000	0.00%, due 07/10/14	49,996,696
50,000,000	0.00%, due 08/14/14	49,996,950
20,000,000	0.00%, due 08/28/14	19,998,420
20,000,000	0.00%, due 09/18/14	19,998,201
35,000,000	0.00%, due 10/09/14	34,996,710
20,000,000	0.00%, due 11/13/14	19,995,680
	Total U.S. Government & Agency Securities (Cost $349,175,372)	349,180,306
	Repurchase Agreements (a)(b) — 51.9%
311,846,103	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $311,847,589	311,846,103
	Total Repurchase Agreements (Cost $311,846,103)	311,846,103
	Total Investment Securities (Cost $661,021,475) — 110.1%	661,026,409
	Liabilities in excess of other assets — (10.1%)	(60,486,229)
	Net Assets — 100.0%	$600,540,180

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $258,550,418.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,520
Aggregate gross unrealized depreciation	(586)
Net unrealized appreciation	$4,934
Federal income tax cost of investments	$661,021,475

Futures Contracts Sold1

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P 500 Futures Contracts	1,368	06/20/14	$131,379,300	$(2,864,591)	$(134,842)	$—	$134,842	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $6,508,260 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

68 :: SPXU ULTRAPRO SHORT S&P500® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(189,046,721)	11/06/15	Bank of America, N.A.	(0.35)%	S&P 500® Index	$(6,504,806)	$6,504,806	$—	$—
(179,452,506)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(7,369,024)	7,369,024	—	—
(106,160,797)	11/06/15	Credit Suisse International	(0.30)%	S&P 500® Index	(6,716,546)	6,716,546	—	—
(97,608,711)	11/06/15	Deutsche Bank AG	(0.22)%	S&P 500® Index	(6,064,683)
(236,127)	01/06/16	Deutsche Bank AG	(0.10)%	SPDR® S&P 500® ETF Trust	(10,081)
(97,844,838)					(6,074,764)	6,074,764	—	—
(605,117,179)	11/06/14	Goldman Sachs International	(0.37)%	S&P 500® Index	(27,692,796)
(622,002)	01/06/15	Goldman Sachs International	(0.27)%	SPDR® S&P 500® ETF Trust	(164,516)
(605,739,181)					(27,857,312)	27,857,312	—	—
(66,639,840)	01/06/16	Morgan Stanley & Co. International PLC	(0.30)%	S&P 500® Index	(2,720,031)	2,720,031	—	—
(293,224,806)	11/06/15	Societe Generale	(0.38)%	S&P 500® Index	(15,825,360)	15,825,360	—	—
(132,168,647)	01/06/15	UBS AG	(0.30)%	S&P 500® Index	(8,530,482)	8,530,482	—	—
$(1,670,277,336)					$(81,598,325)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT S&P500® 69

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.8%
	Federal Home Loan Bank
$36,314,581	0.00%, due 06/02/14	$36,314,581
	U.S. Treasury Bills
8,000,000	0.00%, due 06/26/14	7,999,517
7,000,000	0.00%, due 07/10/14	6,999,716
30,000,000	0.00%, due 07/17/14	29,997,956
20,000,000	0.00%, due 08/14/14	19,998,779
38,000,000	0.00%, due 09/04/14	37,996,770
22,000,000	0.00%, due 10/09/14	21,997,932
25,000,000	0.00%, due 11/20/14	24,994,350
	Total U.S. Government & Agency Securities (Cost $186,295,715)	186,299,601
	Repurchase Agreements (a)(b) — 52.1%
187,437,065	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $187,437,967	187,437,065
	Total Repurchase Agreements (Cost $187,437,065)	187,437,065
	Total Investment Securities (Cost $373,732,780) — 103.9%	373,736,666
	Liabilities in excess of other assets — (3.9%)	(13,934,988)
	Net Assets — 100.0%	$359,801,678

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $128,525,021.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,886
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,886
Federal income tax cost of investments	$373,732,780

Futures Contracts Sold1

UltraPro Short QQQ® had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini NASDAQ-100 Futures Contracts	713	06/20/14	$53,253,970	$(1,189,977)	$73,314	$—	$—	$73,314

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $2,313,685 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

70 :: SQQQ ULTRAPRO SHORT QQQ® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short QQQ® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(221,485,884)	11/06/15	Bank of America, N.A.	(0.35)%	NASDAQ-100 Index®	$(10,023,216)	$10,023,216	$—	$—
(211,508,291)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	(6,909,522)	6,909,522	—	—
(2,006,336)	11/06/15	Credit Suisse International	(0.25)%	NASDAQ-100 Index®	(845,993)	845,993	—	—
(31,319,518)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(1,900,410)
(3,377,294)	11/06/15	Deutsche Bank AG	(0.07)%	PowerShares QQQ TrustSM, Series 1	(231,536)
(34,696,812)					(2,131,946)	2,131,946	—	—
(383,662,011)	11/06/14	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(8,966,969)
(131,395)	11/06/14	Goldman Sachs International	(0.12)%	PowerShares QQQ TrustSM, Series 1	(77,376)
(383,793,406)					(9,044,345)	9,044,345	—	—
(3,216,501)	11/06/15	Morgan Stanley & Co. International PLC	(0.15)%	NASDAQ-100 Index®	(419,368)
(947,012)	11/06/15	Morgan Stanley & Co. International PLC	0.05%	PowerShares QQQ TrustSM, Series 1	(579,407)
(4,163,513)					(998,775)	998,775	—	—
(167,866,983)	11/06/15	Societe Generale	(0.35)%	NASDAQ-100 Index®	(10,122,950)	10,122,950	—	—
(688,886)	01/06/15	UBS AG	(0.25)%	NASDAQ-100 Index®	(104,663)	104,663	—	—
$(1,026,210,111)					$(40,181,410)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT QQQ® 71

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.4%
	Federal Home Loan Bank
$16,715,528	0.00%, due 06/02/14	$16,715,528
	U.S. Treasury Bills
9,000,000	0.00%, due 06/26/14	8,999,456
22,000,000	0.00%, due 07/03/14	21,998,964
5,000,000	0.00%, due 09/04/14	4,999,575
10,000,000	0.00%, due 10/09/14	9,999,060
	Total U.S. Government & Agency Securities (Cost $62,712,486)	62,712,583
	Repurchase Agreements (a)(b) — 65.0%
80,823,289	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $80,823,679	80,823,289
	Total Repurchase Agreements (Cost $80,823,289)	80,823,289
	Total Investment Securities (Cost $143,535,775) — 115.4%	143,535,872
	Liabilities in excess of other assets — (15.4%)	(19,196,939)
	Net Assets — 100.0%	$124,338,933

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $24,439,862.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179
Aggregate gross unrealized depreciation	(82)
Net unrealized appreciation	$97
Federal income tax cost of investments	$143,535,775

Futures Contracts Sold1

UltraPro Short Dow30SM had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Dow Jones Industrial Average Futures Contracts	23	06/20/14	$1,920,845	$(9,424)	$73,933	$—	$—	$73,933

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $90,448 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

72 :: SDOW ULTRAPRO SHORT DOW30SM :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short Dow30SM had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(70,283,463)	11/06/15	Bank of America, N.A.	(0.35)%	Dow Jones Industrial AverageSM Index	$(2,048,942)	$2,048,942	$—	$—
(24,101,846)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM Index	(485,858)	485,858	—	—
(1,701,306)	11/06/15	Credit Suisse International	(0.25)%	Dow Jones Industrial AverageSM Index	(87,527)	87,527	—	—
(2,682,134)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(144,537)
(671,428)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM Index	(129,878)
(3,353,562)					(274,415)	274,415	—	—
(3,997,287)	11/06/14	Goldman Sachs International	(0.24)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(185,848)
(2,103,321)	11/06/14	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM Index	(265,519)
(6,100,608)					(451,367)	451,367	—	—
(61,458,285)	11/06/15	Morgan Stanley & Co. International PLC	(0.15)%	Dow Jones Industrial AverageSM Index	(2,371,329)	2,304,036	—	(67,293)
(198,450,411)	11/06/15	Societe Generale	(0.38)%	Dow Jones Industrial AverageSM Index	(13,231,273)	13,231,273	—	—
(5,624,826)	01/06/15	UBS AG	(0.25)%	Dow Jones Industrial AverageSM Index	(289,380)	289,380	—	—
$(371,074,307)					$(19,240,091)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT DOW30SM 73

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.5%
	Federal Home Loan Bank
$1,046,912	0.00%, due 06/02/14	$1,046,912
	U.S. Treasury Bill
3,000,000	0.00%, due 09/04/14	2,999,745
	Total U.S. Government & Agency Securities (Cost $4,046,706)	4,046,657
	Repurchase Agreements (a)(b) — 64.5%
5,157,954	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,157,978	5,157,954
	Total Repurchase Agreements (Cost $5,157,954)	5,157,954
	Total Investment Securities (Cost $9,204,660) — 115.0%	9,204,611
	Liabilities in excess of other assets — (15.0%)	(1,203,504)
	Net Assets — 100.0%	$8,001,107

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,536,597.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(49)
Net unrealized depreciation	$(49)
Federal income tax cost of investments	$9,204,660

Futures Contracts Sold1

UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P MidCap 400 Futures Contracts	11	06/20/14	$1,513,600	$(3,172)	$(3,943)	$—	$3,943	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $84,700 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

74 :: SMDD ULTRAPRO SHORT MIDCAP400 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short MidCap400 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,423,775)	11/06/15	Bank of America, N.A.	(0.05)%	S&P MidCap 400® Index	$(168,877)	$—	$—	$(168,877)
(2,326,678)	01/06/15	Citibank, N.A.	(0.12)%	S&P MidCap 400® Index	(9,890)	9,890	—	—
(192,741)	11/06/15	Credit Suisse International	(0.15)%	S&P MidCap 400® Index	(19,853)	—	19,853	—
(23,004)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(11,623)	11,623	—	—
(122,400)	11/06/14	Goldman Sachs International	0.18%	SPDR® S&P MidCap 400® ETF Trust	(6,742)	—	6,742	—
(13,026,010)	11/06/15	Morgan Stanley & Co. International PLC	0.25%	S&P MidCap 400® Index	(1,278,415)	1,276,003	—	(2,412)
(3,371,833)	11/06/15	Societe Generale	(0.08)%	S&P MidCap 400® Index	(164,526)	101,394	—	(63,132)
$(22,486,441)					$(1,659,926)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT MIDCAP400 75

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.8%
	Federal Home Loan Bank
$10,483,486	0.00%, due 06/02/14	$10,483,486
	U.S. Treasury Bills
15,000,000	0.00%, due 07/10/14	14,999,213
10,000,000	0.00%, due 07/17/14	9,999,329
	Total U.S. Government & Agency Securities (Cost $35,482,028)	35,482,028
	Repurchase Agreements (a)(b) — 62.1%
46,999,522	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $46,999,751	46,999,522
	Total Repurchase Agreements (Cost $46,999,522)	46,999,522
	Total Investment Securities (Cost $82,481,550) † — 108.9%	82,481,550
	Liabilities in excess of other assets — (8.9%)	(6,770,942)
	Net Assets — 100.0%	$75,710,608

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $11,143,264.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold1

UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Russell 2000 Futures Contracts	88	06/20/14	$9,973,920	$142,042	$(183,095)	$—	$183,095	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $493,680 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

76 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short Russell2000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(97,832,475)	11/06/15	Bank of America, N.A.	0.35%	Russell 2000® Index	$(1,730,990)	$1,730,990	$—	$—
(979,786)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	123,257	—	—	123,257
(538,730)	11/06/15	Credit Suisse International	0.40%	Russell 2000® Index	(21,679)	21,679	—	—
(1,247,484)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	119,233
(979,454)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(110,915)
(2,226,938)					8,318	—	(6)	8,312
(885,221)	11/06/14	Goldman Sachs International	0.28%	Russell 2000® Index	(24,025)	24,025	—	—
(107,872,222)	01/06/16	Morgan Stanley & Co. International PLC	0.40%	Russell 2000® Index	(1,622,964)
(387,052)	11/06/15	Morgan Stanley & Co. International PLC	0.75%	iShares® Russell 2000 ETF	(1,039,695)
(108,259,274)					(2,662,659)	2,662,659	—	—
(4,962,335)	11/06/15	Societe Generale	0.75%	Russell 2000® Index	(2,676,676)	2,544,985	—	(131,691)
(1,460,009)	01/06/15	UBS AG	0.45%	Russell 2000® Index	(16,371)	16,371	—	—
$(217,144,768)					$(7,000,825)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT RUSSELL2000 77

Principal Amount		Value
	U.S. Government & Agency Security (a) — 20.3%
	Federal Home Loan Bank
$138,781	0.00%, due 06/02/14	$138,781
	Total U.S. Government & Agency Security (Cost $138,781)	138,781
	Repurchase Agreements (a)(b) — 103.2%
705,091	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $705,093	705,091
	Total Repurchase Agreements (Cost $705,091)	705,091
	Total Investment Securities (Cost $843,872) † — 123.5%	843,872
	Liabilities in excess of other assets — (23.5%)	(160,513)
	Net Assets — 100.0%	$683,359

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $225,035.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell1000 Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(28,908)	11/06/15	Credit Suisse International	(0.00)%	Russell 1000® Value Index	$(2,697)	$—	$—	$(2,697)
(156,435)	11/06/15	Deutsche Bank AG	0.18%	Russell 1000® Value Index	(32,990)
(51,777)	11/06/15	Deutsche Bank AG	0.08%	iShares® Russell 1000 Value ETF	(3,845)
(208,212)					(36,835)	36,835	—	—
(761,111)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Russell 1000® Value Index	(78,004)
(79,112)	11/06/15	Morgan Stanley & Co. International PLC	0.35%	iShares® Russell 1000 Value ETF	(7,404)
(840,223)					(85,408)	—	—	(85,408)
(170,206)	11/06/15	Societe Generale	(0.05)%	Russell 1000® Value Index	(14,657)	14,657	—	—
(119,266)	01/06/15	UBS AG	(0.10)%	Russell 1000® Value Index	(7,671)	7,671	—	—
$(1,366,815)					$(147,268)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

78 :: SJF ULTRASHORT RUSSELL1000 VALUE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.1%
	Federal Home Loan Bank
$654,897	0.00%, due 06/02/14	$654,897
	Total U.S. Government & Agency Security (Cost $654,897)	654,897
	Repurchase Agreements (a)(b) — 99.0%
2,804,443	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,804,457	2,804,443
	Total Repurchase Agreements (Cost $2,804,443)	2,804,443
	Total Investment Securities (Cost $3,459,340) † — 122.1%	3,459,340
	Liabilities in excess of other assets — (22.1%)	(626,142)
	Net Assets — 100.0%	$2,833,198

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $539,099.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell1000 Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(89,673)	11/06/15	Credit Suisse International	0.05%	Russell 1000® Growth Index	$(8,976)	$—	$—	$(8,976)
(147,828)	11/06/15	Deutsche Bank AG	0.18%	Russell 1000® Growth Index	(72,100)
(9,284)	11/06/15	Deutsche Bank AG	0.08%	iShares® Russell 1000 Growth ETF	(628)
(157,112)					(72,728)	72,728	—	—
(30,500)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Russell 1000® Growth Index	(51,434)
(28,755)	11/06/15	Morgan Stanley & Co. International PLC	0.35%	iShares® Russell 1000 Growth ETF	(4,555)
(59,255)					(55,989)	—	—	(55,989)
(5,342,813)	11/06/15	Societe Generale	(0.05)%	Russell 1000® Growth Index	(471,983)	402,440	—	(69,543)
(17,774)	01/06/15	UBS AG	(0.10)%	Russell 1000® Growth Index	(1,202)	1,202	—	—
$(5,666,627)					$(610,878)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT RUSSELL1000 GROWTH 79

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.1%
	Federal Home Loan Bank
$59,469	0.00%, due 06/02/14	$59,469
	Total U.S. Government & Agency Security (Cost $59,469)	59,469
	Repurchase Agreements (a)(b) — 117.0%
628,205	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $628,208	628,205
	Total Repurchase Agreements (Cost $628,205)	628,205
	Total Investment Securities (Cost $687,674) † — 128.1%	687,674
	Liabilities in excess of other assets — (28.1%)	(150,731)
	Net Assets — 100.0%	$536,943

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $422,498.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell MidCap Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(39,598)	11/06/15	Credit Suisse International	0.15%	Russell Midcap® Value Index	$(4,112)	$—	$—	$(4,112)
(46,826)	11/06/15	Deutsche Bank AG	0.28%	Russell Midcap® Value Index	(29,035)
(23,542)	11/06/15	Deutsche Bank AG	0.38%	iShares® Russell Mid-Cap Value ETF	(2,175)
(70,368)					(31,210)	31,210	—	—
(689,139)	11/06/15	Morgan Stanley & Co. International PLC	0.20%	Russell Midcap® Value Index	(74,335)
(36,053)	11/06/15	Morgan Stanley & Co. International PLC	0.45%	iShares® Russell Mid-Cap Value ETF	(3,596)
(725,192)					(77,931)	19,564	—	(58,367)
(180,074)	11/06/15	Societe Generale	0.10%	Russell Midcap® Value Index	(18,858)	18,858	—	—
(58,367)	01/06/15	UBS AG	(0.00)%	Russell Midcap® Value Index	(5,368)	5,368	—	—
$(1,073,599)					$(137,479)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

80 :: SJL ULTRASHORT RUSSELL MIDCAP VALUE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 12.6%
	Federal Home Loan Bank
$105,371	0.00%, due 06/02/14	$105,371
	Total U.S. Government & Agency Security (Cost $105,371)	105,371
	Repurchase Agreements (a)(b) — 114.0%
950,384	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $950,388	950,384
	Total Repurchase Agreements (Cost $950,384)	950,384
	Total Investment Securities (Cost $1,055,755) † — 126.6%	1,055,755
	Liabilities in excess of other assets — (26.6%)	(221,828)
	Net Assets — 100.0%	$833,927

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $585,897.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell MidCap Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(65,230)	11/06/15	Credit Suisse International	0.15%	Russell Midcap® Growth Index	$(5,228)	$—	$—	$(5,228)
(549,383)	11/06/15	Deutsche Bank AG	0.28%	Russell Midcap® Growth Index	(79,467)
(48,125)	11/06/15	Deutsche Bank AG	0.38%	iShares® Russell Mid-Cap Growth ETF	(4,791)
(597,508)					(84,258)	78,645	—	(5,613)
(666,946)	11/06/15	Morgan Stanley & Co. International PLC	0.20%	Russell Midcap® Growth Index	(88,450)
(41,454)	11/06/15	Morgan Stanley & Co. International PLC	0.45%	iShares® Russell Mid-Cap Growth ETF	(5,357)
(708,400)					(93,807)	93,807	—	—
(203,881)	11/06/15	Societe Generale	0.10%	Russell Midcap® Growth Index	(18,497)	18,497	—	—
(93,490)	01/06/15	UBS AG	(0.00)%	Russell Midcap® Growth Index	(5,734)	5,734	—	—
$(1,668,509)					$(207,524)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT RUSSELL MIDCAP GROWTH 81

Principal Amount		Value
	U.S. Government & Agency Security (a) — 19.5%
	Federal Home Loan Bank
$357,039	0.00%, due 06/02/14	$357,039
	Total U.S. Government & Agency Security (Cost $357,039)	357,039
	Repurchase Agreements (a)(b) — 94.9%
1,738,791	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,738,799	1,738,791
	Total Repurchase Agreements (Cost $1,738,791)	1,738,791
	Total Investment Securities (Cost $2,095,830) † — 114.4%	2,095,830
	Liabilities in excess of other assets — (14.4%)	(263,589)
	Net Assets — 100.0%	$1,832,241

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $503,766.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell2000 Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(131,226)	11/06/15	Credit Suisse International	0.70%	Russell 2000® Value Index	$(8,039)	$—	$—	$(8,039)
(452,349)	11/06/15	Deutsche Bank AG	1.28%	Russell 2000® Value Index	(55,665)
(12,561)	11/06/15	Deutsche Bank AG	0.78%	iShares® Russell 2000 Value ETF	(358)
(464,910)					(56,023)	56,023	—	—
(2,118,721)	11/06/15	Morgan Stanley & Co. International PLC	0.35%	Russell 2000® Value Index	(153,040)
(30,216)	11/06/15	Morgan Stanley & Co. International PLC	0.75%	iShares® Russell 2000 Value ETF	(1,670)
(2,148,937)					(154,710)	134,000	—	(20,710)
(801,656)	11/06/15	Societe Generale	0.45%	Russell 2000® Value Index	(26,875)	26,875	—	—
(118,287)	01/06/15	UBS AG	0.45%	Russell 2000® Value Index	(3,301)	3,301	—	—
$(3,665,016)					$(248,948)

1  Total return is based on the underlying index less a variable financing rate for long swaps (plus a variable financing for short swaps). The rate paid (received) reflects the variable financing rate, net of trading spreads or commissions, as applicable. The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

82 :: SJH ULTRASHORT RUSSELL2000 VALUE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 20.7%
	Federal Home Loan Bank
$1,262,952	0.00%, due 06/02/14	$1,262,952
	Total U.S. Government & Agency Security (Cost $1,262,952)	1,262,952
	Repurchase Agreements (a)(b) — 92.4%
5,652,889	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,652,915	5,652,889
	Total Repurchase Agreements (Cost $5,652,889)	5,652,889
	Total Investment Securities (Cost $6,915,841) † — 113.1%	6,915,841
	Liabilities in excess of other assets — (13.1%)	(800,796)
	Net Assets — 100.0%	$6,115,045

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,284,235.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell2000 Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(8,410,202)	11/06/15	Bank of America, N.A.	0.35%	Russell 2000® Growth Index	$(309,054)	$309,054	$—	$—
(74,661)	11/06/15	Credit Suisse International	0.70%	Russell 2000® Growth Index	(2,171)	—	—	(2,171)
(383,801)	11/06/15	Deutsche Bank AG	1.48%	Russell 2000® Growth Index	(200,630)
(24,657)	11/06/15	Deutsche Bank AG	1.28%	iShares® Russell 2000 Growth ETF	43
(408,458)					(200,587)	200,587	—	—
(2,363,867)	11/06/15	Morgan Stanley & Co. International PLC	0.85%	Russell 2000® Growth Index	(226,940)
(63,480)	11/06/15	Morgan Stanley & Co. International PLC	1.10%	iShares® Russell 2000 Growth ETF	(10,425)
(2,427,347)					(237,365)	218,236	—	(19,129)
(794,641)	11/06/15	Societe Generale	0.45%	Russell 2000® Growth Index	(33,188)	33,188	—	—
(115,416)	01/06/15	UBS AG	0.45%	Russell 2000® Growth Index	627	—	—	627
$(12,230,725)					$(781,738)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT RUSSELL2000 GROWTH 83

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

84 :: SKK ULTRASHORT RUSSELL2000 GROWTH :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.6%
	Federal Home Loan Bank
$228,915	0.00%, due 06/02/14	$228,915
	U.S. Treasury Bill
400,000	0.00%, due 10/09/14	399,962
	Total U.S. Government & Agency Securities (Cost $628,864)	628,877
	Repurchase Agreements (a)(b) — 83.0%
1,052,015	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,052,020	1,052,015
	Total Repurchase Agreements (Cost $1,052,015)	1,052,015
	Total Investment Securities (Cost $1,680,879) — 132.6%	1,680,892
	Liabilities in excess of other assets — (32.6%)	(413,676)
	Net Assets — 100.0%	$1,267,216

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $650,137.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$13
Federal income tax cost of investments	$1,680,879

Swap Agreements1

Short Basic Materials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(67,572)	11/06/15	Bank of America, N.A.	(0.05)%	Dow Jones U.S. Basic MaterialsSM Index	$(17,531)	$—	$—	$(17,531)
(292,166)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Basic MaterialsSM Index	(254,527)	254,527	—	—
(177,381)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	(19,591)	19,591	—	—
(389,892)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. Basic MaterialsSM Index	(56,047)	—	—	(56,047)
(250,764)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Basic MaterialsSM Index	(41,890)	20,002	—	(21,888)
(87,627)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. Basic MaterialsSM Index	(9,237)	9,237	—	—
$(1,265,402)					$(398,823)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT BASIC MATERIALS 85

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 61.5%
	Federal Home Loan Bank
$3,812,049	0.00%, due 06/02/14	$3,812,049
	U.S. Treasury Bill
10,000,000	0.00%, due 08/21/14	9,999,390
	Total U.S. Government & Agency Securities (Cost $13,810,452)	13,811,439
	Repurchase Agreements (a)(b) — 63.0%
14,143,466	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $14,143,536	14,143,466
	Total Repurchase Agreements (Cost $14,143,466)	14,143,466
	Total Investment Securities (Cost $27,953,918) — 124.5%	27,954,905
	Liabilities in excess of other assets — (24.5%)	(5,507,413)
	Net Assets — 100.0%	$22,447,492

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $7,496,840.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$987
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$987
Federal income tax cost of investments	$27,953,918

Swap Agreements1

Short Financials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(313,093)	11/06/15	Bank of America, N.A.	(0.15)%	Dow Jones U.S. FinancialsSM Index	$(174,492)	$—	$—	$(174,492)
(12,183,240)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. FinancialsSM Index	(4,491,086)	4,491,086	—	—
(339,316)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(23,878)	23,878	—	—
(472,362)	11/06/14	Goldman Sachs International	(0.37)%	Dow Jones U.S. FinancialsSM Index	(25,708)	25,708	—	—
(1,787,168)	11/06/15	Morgan Stanley & Co. International PLC	0.10%	Dow Jones U.S. FinancialsSM Index	(124,198)	11,252	—	(112,946)
(7,236,998)	11/06/15	Societe Generale	0.00%	Dow Jones U.S. FinancialsSM Index	(602,910)	602,910	—	—
(100,919)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. FinancialsSM Index	(25,898)	25,898	—	—
$(22,433,096)					$(5,468,170)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

86 :: SEF SHORT FINANCIALS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 60.3%
	Federal Home Loan Bank
$143,380	0.00%, due 06/02/14	$143,380
	U.S. Treasury Bills
800,000	0.00%, due 09/04/14	799,932
80,000	0.00%, due 10/09/14	79,992
	Total U.S. Government & Agency Securities (Cost $1,023,315)	1,023,304
	Repurchase Agreements (a)(b) — 57.3%
972,009	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $972,013	972,009
	Total Repurchase Agreements (Cost $972,009)	972,009
	Total Investment Securities (Cost $1,995,324) — 117.6%	1,995,313
	Liabilities in excess of other assets — (17.6%)	(297,973)
	Net Assets — 100.0%	$1,697,340

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $551,037.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3
Aggregate gross unrealized depreciation	(14)
Net unrealized depreciation	$(11)
Federal income tax cost of investments	$1,995,324

Swap Agreements1

Short Oil & Gas had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(47,128)	11/06/15	Bank of America, N.A.	(0.05)%	Dow Jones U.S. Oil & GasSM Index	$(15,564)	$—	$—	$(15,564)
(724,332)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Oil & GasSM Index	(153,976)	—	—	(153,976)
(15,566)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Oil & GasSM Index	(16,212)	16,212	—	—
(137,525)	11/06/14	Goldman Sachs International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	(13,649)	13,649	—	—
(243,436)	11/06/15	Morgan Stanley & Co. International PLC	(0.05)%	Dow Jones U.S. Oil & GasSM Index	(23,858)	1,008	—	(22,850)
(515,073)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Oil & GasSM Index	(59,940)	59,940	—	—
(12,426)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. Oil & GasSM Index	(269)	269	—	—
$(1,695,486)					$(283,468)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT OIL & GAS 87

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 59.7%
	Federal Home Loan Bank
$4,134,478	0.00%, due 06/02/14	$4,134,478
	U.S. Treasury Bill
15,000,000	0.00%, due 07/24/14	14,998,951
	Total U.S. Government & Agency Securities (Cost $19,133,429)	19,133,429
	Repurchase Agreements (a)(b) — 55.9%
17,928,714	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $17,928,803	17,928,714
	Total Repurchase Agreements (Cost $17,928,714)	17,928,714
	Total Investment Securities (Cost $37,062,143) † — 115.6%	37,062,143
	Liabilities in excess of other assets — (15.6%)	(4,999,861)
	Net Assets — 100.0%	$32,062,282

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $6,977,066.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Real Estate had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,992,434)	11/06/15	Bank of America, N.A.	(0.20)%	Dow Jones U.S. Real EstateSM Index	$(1,016,367)	$800,001	$—	$(216,366)
(11,701,555)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Real EstateSM Index	(1,571,996)	1,571,996	—	—
(652,774)	11/06/15	Deutsche Bank AG	0.48%	Dow Jones U.S. Real EstateSM Index	(236,057)	74,159	—	(161,898)
(693,890)	11/06/15	Morgan Stanley & Co. International PLC	0.10%	Dow Jones U.S. Real EstateSM Index	(73,321)	—	—	(73,321)
(11,546,241)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Real EstateSM Index	(1,568,484)	1,561,557	—	(6,927)
(3,447,794)	01/06/15	UBS AG	0.10%	Dow Jones U.S. Real EstateSM Index	(493,104)	493,104	—	—
$(32,034,688)					$(4,959,329)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

88 :: REK SHORT REAL ESTATE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.3%
	Federal Home Loan Bank
$156,120	0.00%, due 06/02/14	$156,120
	Total U.S. Government & Agency Security (Cost $156,120)	156,120
	Repurchase Agreements (a)(b) — 76.9%
1,169,904	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,169,908	1,169,904
	Total Repurchase Agreements (Cost $1,169,904)	1,169,904
	Total Investment Securities (Cost $1,326,024) † — 87.2%	1,326,024
	Other assets less liabilities — 12.8%	194,429
	Net Assets — 100.0%	$1,520,453

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $629,870.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short KBW Regional Banking had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(80,337)	11/06/15	Bank of America, N.A.	0.20%	KBW Regional Banking IndexSM	$155,452	$—	$—	$155,452
(357,156)	11/06/15	Deutsche Bank AG	0.58%	KBW Regional Banking IndexSM	23	—	—	23
(62,563)	11/06/15	Morgan Stanley & Co. International PLC	0.50%	KBW Regional Banking IndexSM	2,228	—	—	2,228
(903,877)	11/06/15	Societe Generale	0.10%	KBW Regional Banking IndexSM	39,023	—	(10,000)	29,023
(114,567)	01/06/15	UBS AG	(0.00)%	KBW Regional Banking IndexSM	12,465	—	—	12,465
$(1,518,500)					$209,191

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT KBW REGIONAL BANKING 89

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.5%
	Federal Home Loan Bank
$1,426,083	0.00%, due 06/02/14	$1,426,083
	U.S. Treasury Bill
5,000,000	0.00%, due 08/21/14	4,999,695
	Total U.S. Government & Agency Securities (Cost $6,425,329)	6,425,778
	Repurchase Agreements (a)(b) — 81.0%
11,716,175	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $11,716,230	11,716,175
	Total Repurchase Agreements (Cost $11,716,175)	11,716,175
	Total Investment Securities (Cost $18,141,504) — 125.5%	18,141,953
	Liabilities in excess of other assets — (25.5%)	(3,680,942)
	Net Assets — 100.0%	$14,461,011

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $7,553,184.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$449
Federal income tax cost of investments	$18,141,504

Swap Agreements1

UltraShort Basic Materials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(8,817,513)	11/06/15	Bank of America, N.A.	(0.05)%	Dow Jones U.S. Basic MaterialsSM Index	$(1,430,406)	$1,430,406	$—	$—
(3,209,472)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Basic MaterialsSM Index	(451,714)	451,714	—	—
(4,555,838)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	(488,085)	488,085	—	—
(5,350,874)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. Basic MaterialsSM Index	(544,162)	544,162	—	—
(1,256,989)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Basic MaterialsSM Index	(151,169)	22,989	—	(128,180)
(5,732,085)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. Basic MaterialsSM Index	(568,024)	568,024	—	—
$(28,922,771)					$(3,633,560)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

90 :: SMN ULTRASHORT BASIC MATERIALS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.8%
	Federal Home Loan Bank
$8,288,966	0.00%, due 06/02/14	$8,288,966
	U.S. Treasury Bill
20,000,000	0.00%, due 11/06/14	19,996,720
	Total U.S. Government & Agency Securities (Cost $28,285,894)	28,285,686
	Repurchase Agreements (a)(b) — 60.3%
36,456,171	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $36,456,348	36,456,171
	Total Repurchase Agreements (Cost $36,456,171)	36,456,171
	Total Investment Securities (Cost $64,742,065) — 107.1%	64,741,857
	Liabilities in excess of other assets — (7.1%)	(4,268,019)
	Net Assets — 100.0%	$60,473,838

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $7,783,955.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(208)
Net unrealized depreciation	$(208)
Federal income tax cost of investments	$64,742,065

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(30,358,345)	11/06/15	Bank of America, N.A.	0.15%	NASDAQ Biotechnology Index®	$711,957
(11,358)	11/06/15	Bank of America, N.A.	0.63%	iShares® Nasdaq Biotechnology ETF	(865)
(30,369,703)					711,092	$(631,720)	$—	$79,372
(23,754)	03/06/15	Citibank, N.A.	0.88%	NASDAQ Biotechnology Index®	(1,672)	1,672	—	—
(218,283)	01/06/15	Credit Suisse International	0.55%	NASDAQ Biotechnology Index®	(59,946)	—	—	(59,946)
(11,182,534)	11/06/15	Deutsche Bank AG	0.68%	NASDAQ Biotechnology Index®	(2,960,129)	2,960,129	—	—
(100,052)	11/06/15	Morgan Stanley & Co. International PLC	0.45%	NASDAQ Biotechnology Index®	(7,636)
(44,881)	11/06/15	Morgan Stanley & Co. International PLC	0.95%	iShares® Nasdaq Biotechnology ETF	(2,731)
(144,933)					(10,367)	10,367	—	—
(78,923,316)	11/06/15	Societe Generale	0.30%	NASDAQ Biotechnology Index®	(1,882,601)	1,882,601	—	—
(87,487)	01/06/15	UBS AG	0.35%	NASDAQ Biotechnology Index®	(6,638)	6,638	—	—
$(120,950,010)					$(4,210,261)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT NASDAQ BIOTECHNOLOGY 91

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

92 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.0%
	Federal Home Loan Bank
$746,203	0.00%, due 06/02/14	$746,203
	Total U.S. Government & Agency Security (Cost $746,203)	746,203
	Repurchase Agreements (a)(b) — 107.6%
3,817,609	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $3,817,625	3,817,609
	Total Repurchase Agreements (Cost $3,817,609)	3,817,609
	Total Investment Securities (Cost $4,563,812) † — 128.6%	4,563,812
	Liabilities in excess of other assets — (28.6%)	(1,014,658)
	Net Assets — 100.0%	$3,549,154

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,236,129.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(4,099,468)	11/06/15	Bank of America, N.A.	(0.10)%	Dow Jones U.S. Consumer GoodsSM Index	$(682,767)
(11,479)	11/06/15	Bank of America, N.A.	0.36%	iShares® U.S. Consumer Goods ETF	(522)
(4,110,947)					(683,289)	$530,000	$—	$(153,289)
(178,087)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Consumer GoodsSM Index	(32,118)	—	—	(32,118)
(482,519)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. Consumer GoodsSM Index	(67,007)	67,007	—	—
(642,882)	11/06/15	Morgan Stanley & Co. International PLC	0.20%	Dow Jones U.S. Consumer GoodsSM Index	(45,039)
(13,560)	11/06/15	Morgan Stanley & Co. International PLC	0.70%	iShares® U.S. Consumer Goods ETF	(638)
(656,442)					(45,677)	45,677	—	—
(1,122,849)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Consumer GoodsSM Index	(136,805)	136,805	—	—
(554,279)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. Consumer GoodsSM Index	(32,270)	32,270	—	—
$(7,105,123)					$(997,166)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT CONSUMER GOODS 93

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

94 :: SZK ULTRASHORT CONSUMER GOODS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 24.3%
	Federal Home Loan Bank
$1,755,775	0.00%, due 06/02/14	$1,755,775
	U.S. Treasury Bill
150,000	0.00%, due 10/09/14	149,986
	Total U.S. Government & Agency Securities (Cost $1,905,756)	1,905,761
	Repurchase Agreements (a)(b) — 88.2%
6,923,128	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $6,923,162	6,923,128
	Total Repurchase Agreements (Cost $6,923,128)	6,923,128
	Total Investment Securities (Cost $8,828,884) — 112.5%	8,828,889
	Liabilities in excess of other assets — (12.5%)	(978,916)
	Net Assets — 100.0%	$7,849,973

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $989,735.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$5
Federal income tax cost of investments	$8,828,884

Swap Agreements1

UltraShort Consumer Services had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(6,248,389)	11/06/15	Bank of America, N.A.	(0.10)%	Dow Jones U.S. Consumer ServicesSM Index	$(279,873)
(14,315)	11/06/15	Bank of America, N.A.	0.36%	iShares® U.S. Consumer Services ETF	(515)
(6,262,704)					(280,388)	$280,000	$—	$(388)
(156,709)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Consumer ServicesSM Index	(125,850)	125,850	—	—
(1,658,058)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. Consumer ServicesSM Index	(151,188)	69,817	—	(81,371)
(2,056,944)	11/06/15	Morgan Stanley & Co. International PLC	0.35%	Dow Jones U.S. Consumer ServicesSM Index	(172,832)
(7,002)	11/06/15	Morgan Stanley & Co. International PLC	0.85%	iShares® U.S. Consumer Services ETF	(268)
(2,063,946)					(173,100)	168,734	—	(4,366)
(4,189,983)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Consumer ServicesSM Index	(155,875)	49,648	—	(106,227)
(1,379,310)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. Consumer ServicesSM Index	(70,600)	70,600	—	—
$(15,710,710)					$(957,001)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT CONSUMER SERVICES 95

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

96 :: SCC ULTRASHORT CONSUMER SERVICES :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.0%
	Federal Home Loan Bank
$9,098,737	0.00%, due 06/02/14	$9,098,737
	U.S. Treasury Bills
25,000,000	0.00%, due 07/03/14	24,998,878
10,000,000	0.00%, due 07/24/14	9,999,227
	Total U.S. Government & Agency Securities (Cost $44,096,842)	44,096,842
	Repurchase Agreements (a)(b) — 58.4%
46,747,983	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $46,748,207	46,747,983
	Total Repurchase Agreements (Cost $46,747,983)	46,747,983
	Total Investment Securities (Cost $90,844,825) † — 113.4%	90,844,825
	Liabilities in excess of other assets — (13.4%)	(10,740,269)
	Net Assets — 100.0%	$80,104,556

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $32,969,440.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Financials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(37,654,686)	11/06/15	Bank of America, N.A.	(0.15)%	Dow Jones U.S. FinancialsSM Index	$(4,289,149)	$4,289,149	$—	$—
(1,775,614)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. FinancialsSM Index	(438,313)	438,313	—	—
(1,669,929)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(274,030)	274,030	—	—
(61,156,905)	11/06/14	Goldman Sachs International	(0.37)%	Dow Jones U.S. FinancialsSM Index	(2,283,708)	2,283,708	—	—
(29,035,860)	11/06/15	Morgan Stanley & Co. International PLC	0.10%	Dow Jones U.S. FinancialsSM Index	(1,615,342)	1,615,342	—	—
(27,139,560)	11/06/15	Societe Generale	(0.00)%	Dow Jones U.S. FinancialsSM Index	(1,531,439)	1,531,439	—	—
(1,783,568)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. FinancialsSM Index	(209,745)	209,745	—	—
$(160,216,122)					$(10,641,726)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT FINANCIALS 97

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.3%
	Federal Home Loan Bank
$844,112	0.00%, due 06/02/14	$844,112
	Total U.S. Government & Agency Security (Cost $844,112)	844,112
	Repurchase Agreements (a)(b) — 99.5%
3,611,083	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $3,611,100	3,611,083
	Total Repurchase Agreements (Cost $3,611,083)	3,611,083
	Total Investment Securities (Cost $4,455,195) † — 122.8%	4,455,195
	Liabilities in excess of other assets — (22.8%)	(825,982)
	Net Assets — 100.0%	$3,629,213

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $691,139.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Health Care had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,484,191)	11/06/15	Bank of America, N.A.	(0.10)%	Dow Jones U.S. Health CareSM Index	$(87,831)
(6,435)	11/06/15	Bank of America, N.A.	0.36%	iShares® U.S. Healthcare ETF	(521)
(1,490,626)					(88,352)	$—	$—	$(88,352)
(54,300)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Health CareSM Index	(38,148)	—	—	(38,148)
(3,837,601)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Health CareSM Index	(182,405)	77,537	—	(104,868)
(1,158,304)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. Health CareSM Index	(428,709)
(8,113)	11/06/15	Morgan Stanley & Co. International PLC	0.65%	iShares® U.S. Healthcare ETF	(667)
(1,166,417)					(429,376)	350,373	—	(79,003)
(556,860)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Health CareSM Index	(68,843)	10,037	—	(58,806)
(152,273)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. Health CareSM Index	(5,439)	5,439	—	—
$(7,258,077)					$(812,563)

See accompanying notes to the financial statements.

98 :: RXD ULTRASHORT HEALTH CARE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT HEALTH CARE 99

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.4%
	Federal Home Loan Bank
$1,485,259	0.00%, due 06/02/14	$1,485,259
	Total U.S. Government & Agency Security (Cost $1,485,259)	1,485,259
	Repurchase Agreements (a)(b) — 93.0%
6,168,863	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $6,168,892	6,168,863
	Total Repurchase Agreements (Cost $6,168,863)	6,168,863
	Total Investment Securities (Cost $7,654,122) † — 115.4%	7,654,122
	Liabilities in excess of other assets — (15.4%)	(1,020,693)
	Net Assets — 100.0%	$6,633,429

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,029,973.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Industrials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(157,821)	11/06/15	Bank of America, N.A.	(0.10)%	Dow Jones U.S. IndustrialsSM Index	$(43,447)
(15,088)	11/06/15	Bank of America, N.A.	0.36%	iShares® U.S. Industrials ETF	(907)
(172,909)					(44,354)	$—	$—	$(44,354)
(73,883)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. IndustrialsSM Index	(25,625)	—	—	(25,625)
(5,165,407)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. IndustrialsSM Index	(329,535)	283,817	—	(45,718)
(197,926)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. IndustrialsSM Index	(12,249)
(14,750)	11/06/15	Morgan Stanley & Co. International PLC	0.10%	iShares® U.S. Industrials ETF	(869)
(212,676)					(13,118)	13,118	—	—
(7,614,502)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. IndustrialsSM Index	(579,173)	579,173	—	—
(27,952)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. IndustrialsSM Index	(7,135)	7,135	—	—
$(13,267,329)					$(998,940)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

100 :: SIJ ULTRASHORT INDUSTRIALS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT INDUSTRIALS 101

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.2%
	Federal Home Loan Bank
$5,438,053	0.00%, due 06/02/14	$5,438,053
	U.S. Treasury Bill
20,000,000	0.00%, due 11/06/14	19,996,720
	Total U.S. Government & Agency Securities (Cost $25,435,069)	25,434,773
	Repurchase Agreements (a)(b) — 66.3%
30,538,504	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $30,538,648	30,538,504
	Total Repurchase Agreements (Cost $30,538,504)	30,538,504
	Total Investment Securities (Cost $55,973,573) — 121.5%	55,973,277
	Liabilities in excess of other assets — (21.5%)	(9,913,152)
	Net Assets — 100.0%	$46,060,125

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $11,714,671.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(296)
Net unrealized depreciation	$(296)
Federal income tax cost of investments	$55,973,573

Swap Agreements1

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,142,773)	11/06/15	Bank of America, N.A.	(0.05)%	Dow Jones U.S. Oil & GasSM Index	$(1,444,547)
(7,581)	11/06/15	Bank of America, N.A.	0.41%	iShares® U.S. Energy ETF	(750)
(2,150,354)					(1,445,297)	$1,445,297	$—	$—
(432,342)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Oil & GasSM Index	96,508	—	—	96,508
(4,783,260)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Oil & GasSM Index	(1,357,495)	1,357,495	—	—
(5,709,132)	11/06/14	Goldman Sachs International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	(639,283)	—	639,283	—
(63,025,186)	11/06/15	Morgan Stanley & Co. International PLC	(0.05)%	Dow Jones U.S. Oil & GasSM Index	(6,236,809)
(18,857)	11/06/14	Morgan Stanley & Co. International PLC	0.10%	iShares® U.S. Energy ETF	288,809
(63,044,043)					(5,948,000)	5,948,000	—	—
(3,435,425)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Oil & GasSM Index	(1,246,018)	1,172,574	—	(73,444)
(12,567,939)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. Oil & GasSM Index	(1,205,689)	1,205,689	—	—
$(92,122,495)					$(11,745,274)

See accompanying notes to the financial statements.

102 :: DUG ULTRASHORT OIL & GAS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT OIL & GAS 103

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.6%
	Federal Home Loan Bank
$5,830,777	0.00%, due 06/02/14	$5,830,777
	U.S. Treasury Bill
19,000,000	0.00%, due 11/06/14	18,996,884
	Total U.S. Government & Agency Securities (Cost $24,827,942)	24,827,661
	Repurchase Agreements (a)(b) — 75.6%
34,357,866	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $34,358,029	34,357,866
	Total Repurchase Agreements (Cost $34,357,866)	34,357,866
	Total Investment Securities (Cost $59,185,808) — 130.2%	59,185,527
	Liabilities in excess of other assets — (30.2%)	(13,716,514)
	Net Assets — 100.0%	$45,469,013

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $14,183,459.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(281)
Net unrealized depreciation	$(281)
Federal income tax cost of investments	$59,185,808

Swap Agreements1

UltraShort Real Estate had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(8,763,335)	11/06/15	Bank of America, N.A.	(0.20)%	Dow Jones U.S. Real EstateSM Index	$(3,076,207)
(67,409)	11/06/15	Bank of America, N.A.	0.26%	iShares® U.S. Real Estate ETF	(9,069)
(8,830,744)					(3,085,276)	$3,085,276	$—	$—
(451,116)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Real EstateSM Index	(288,306)	—	288,306	—
(1,494,341)	11/06/15	Deutsche Bank AG	0.48%	Dow Jones U.S. Real EstateSM Index	(548,674)	548,674	—	—
(3,754,425)	11/06/14	Goldman Sachs International	(0.27)%	Dow Jones U.S. Real EstateSM Index	(594,086)	—	594,086	—
(41,181,212)	11/06/15	Morgan Stanley & Co. International PLC	0.10%	Dow Jones U.S. Real EstateSM Index	(5,594,209)
(58,494)	11/06/15	Morgan Stanley & Co. International PLC	0.95%	iShares® U.S. Real Estate ETF	(8,039)
(41,239,706)					(5,602,248)	5,333,004	—	(269,244)
(32,363,172)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Real EstateSM Index	(4,396,333)	4,381,469	—	(14,864)
(2,802,649)	01/06/15	UBS AG	0.10%	Dow Jones U.S. Real EstateSM Index	(628,269)	514,236	—	(114,033)
$(90,936,153)					$(15,143,192)
See accompanying notes to the financial statements.

104 :: SRS ULTRASHORT REAL ESTATE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT REAL ESTATE 105

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.9%
	Federal Home Loan Bank
$960,790	0.00%, due 06/02/14	$960,790
	Total U.S. Government & Agency Security (Cost $960,790)	960,790
	Repurchase Agreements (a)(b) — 116.1%
4,671,839	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $4,671,863	4,671,839
	Total Repurchase Agreements (Cost $4,671,839)	4,671,839
	Total Investment Securities (Cost $5,632,629) † — 140.0%	5,632,629
	Liabilities in excess of other assets — (40.0%)	(1,608,364)
	Net Assets — 100.0%	$4,024,265

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,347,307.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Semiconductors had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(4,280,495)	11/06/15	Bank of America, N.A.	(0.15)%	Dow Jones U.S. SemiconductorsSM Index	$(695,764)	$640,000	$—	$(55,764)
(18,790)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. SemiconductorsSM Index	(12,619)	—	—	(12,619)
(878,112)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones U.S. SemiconductorsSM Index	(238,698)	111,226	—	(127,472)
(857,616)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. SemiconductorsSM Index	(343,422)	283,697	—	(59,725)
(1,990,416)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. SemiconductorsSM Index	(295,782)	60,001	—	(235,781)
(25,675)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. SemiconductorsSM Index	(4,502)	4,502	—	—
$(8,051,104)					$(1,590,787)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

106 :: SSG ULTRASHORT SEMICONDUCTORS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 23.9%
	Federal Home Loan Bank
$1,049,407	0.00%, due 06/02/14	$1,049,407
	U.S. Treasury Bill
90,000	0.00%, due 10/09/14	89,991
	Total U.S. Government & Agency Securities (Cost $1,139,395)	1,139,398
	Repurchase Agreements (a)(b) — 103.4%
4,935,887	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $4,935,911	4,935,887
	Total Repurchase Agreements (Cost $4,935,887)	4,935,887
	Total Investment Securities (Cost $6,075,282) — 127.3%	6,075,285
	Liabilities in excess of other assets — (27.3%)	(1,303,712)
	Net Assets — 100.0%	$4,771,573

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,385,893.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3
Federal income tax cost of investments	$6,075,282

Swap Agreements1

UltraShort Technology had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(207,732)	11/06/15	Bank of America, N.A.	(0.15)%	Dow Jones U.S. TechnologySM Index	$(110,117)
(11,949)	11/06/15	Bank of America, N.A.	0.31%	iShares® U.S. Technology ETF	(1,143)
(219,681)					(111,260)	$—	$—	$(111,260)
(319,523)	01/06/15	Credit Suisse International	(0.25)%	Dow Jones U.S. TechnologySM Index	(65,533)	65,533	—	—
(148,298)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. TechnologySM Index	(108,403)	108,403	—	—
(49,052)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. TechnologySM Index	(4,768)
(8,443)	11/06/15	Morgan Stanley & Co. International PLC	0.10%	iShares® U.S. Technology ETF	(800)
(57,495)					(5,568)	5,568	—	—
(8,665,543)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. TechnologySM Index	(977,816)	977,816	—	—
(133,067)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. TechnologySM Index	(13,279)	13,279	—	—
$(9,543,607)					$(1,281,859)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT TECHNOLOGY 107

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

108 :: REW ULTRASHORT TECHNOLOGY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.6%
	Federal Home Loan Bank
$125,660	0.00%, due 06/02/14	$125,660
	Total U.S. Government & Agency Security (Cost $125,660)	125,660
	Repurchase Agreements (a)(b) — 106.2%
981,358	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $981,362	981,358
	Total Repurchase Agreements (Cost $981,358)	981,358
	Total Investment Securities (Cost $1,107,018) † — 119.8%	1,107,018
	Liabilities in excess of other assets — (19.8%)	(182,982)
	Net Assets — 100.0%	$924,036

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $545,930.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT TELECOMMUNICATIONS 109

Swap Agreements1

UltraShort Telecommunications had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(158,466)	11/06/15	Bank of America, N.A.	0.20%	Dow Jones U.S. Select TelecommunictionsSM Index	$(49,040)
(9,293)	11/06/15	Bank of America, N.A.	0.66%	iShares® U.S. Telecommunications ETF	(676)
(167,759)					(49,716)	$—	$—	$(49,716)
(32,222)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. Select TelecommunictionsSM Index	(20,963)	—	—	(20,963)
(60,678)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Select TelecommunictionsSM Index	(5,110)	5,110	—	—
(703,462)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. Select TelecommunictionsSM Index	(25,547)
(10,036)	11/06/15	Morgan Stanley & Co. International PLC	0.65%	iShares® U.S. Telecommunications ETF	(730)
(713,498)					(26,277)	26,277	—	—
(824,368)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. Select TelecommunictionsSM Index	(55,683)	55,683	—	—
(49,166)	01/06/15	UBS AG	0.25%	Dow Jones U.S. Select TelecommunictionsSM Index	(11,530)	11,530	—	—
$(1,847,691)					$(169,279)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

110 :: TLL ULTRASHORT TELECOMMUNICATIONS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.9%
	Federal Home Loan Bank
$1,102,500	0.00%, due 06/02/14	$1,102,500
	U.S. Treasury Bill
1,000,000	0.00%, due 09/04/14	999,915
	Total U.S. Government & Agency Securities (Cost $2,102,431)	2,102,415
	Repurchase Agreements (a)(b) — 85.0%
5,413,312	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,413,336	5,413,312
	Total Repurchase Agreements (Cost $5,413,312)	5,413,312
	Total Investment Securities (Cost $7,515,743) — 117.9%	7,515,727
	Liabilities in excess of other assets — (17.9%)	(1,143,431)
	Net Assets — 100.0%	$6,372,296

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $2,087,825.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(16)
Net unrealized depreciation	$(16)
Federal income tax cost of investments	$7,515,743

Swap Agreements1

UltraShort Utilities had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(5,938,259)	11/06/15	Bank of America, N.A.	(0.05)%	Dow Jones U.S. UtilitiesSM Index	$(738,390)	$738,390	$—	$—
(4,251,088)	11/06/14	Credit Suisse International	(0.25)%	Dow Jones U.S. UtilitiesSM Index	(61,031)	61,031	—	—
(108,832)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. UtilitiesSM Index	(28,683)	28,683	—	—
(202,228)	11/06/15	Morgan Stanley & Co. International PLC	0.15%	Dow Jones U.S. UtilitiesSM Index	(24,404)	24,404	—	—
(1,684,756)	11/06/15	Societe Generale	0.10%	Dow Jones U.S. UtilitiesSM Index	(202,941)	62,572	—	(140,369)
(580,092)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. UtilitiesSM Index	(69,151)	69,151	—	—
$(12,765,255)					$(1,124,600)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT UTILITIES 111

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.1%
	Federal Home Loan Bank
$1,018,885	0.00%, due 06/02/14	$1,018,885
	Total U.S. Government & Agency Security (Cost $1,018,885)	1,018,885
	Repurchase Agreements (a)(b) — 97.8%
4,509,522	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $4,509,546	4,509,522
	Total Repurchase Agreements (Cost $4,509,522)	4,509,522
	Total Investment Securities (Cost $5,528,407) † — 119.9%	5,528,407
	Liabilities in excess of other assets — (19.9%)	(916,887)
	Net Assets — 100.0%	$4,611,520

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $985,113.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Financials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,701,112)	11/06/15	Bank of America, N.A.	(0.15)%	Dow Jones U.S. FinancialsSM Index	$(361,844)
(7,145)	11/06/15	Bank of America, N.A.	0.31%	iShares® U.S. Financials ETF	(346)
(3,708,257)					(362,190)	$260,000	$—	$(102,190)
(144,324)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(504)
(26,783)	01/06/15	Deutsche Bank AG	0.48%	iShares® U.S. Financials ETF	(789)
(171,107)					(1,293)	1,293	—	—
(7,742,117)	11/06/15	Morgan Stanley & Co. International PLC	0.10%	Dow Jones U.S. FinancialsSM Index	(468,115)
(16,327)	11/06/14	Morgan Stanley & Co. International PLC	0.10%	iShares® U.S. Financials ETF	(6,490)
(7,758,444)					(474,605)	319,001	—	(155,604)
(1,003,839)	11/06/15	Societe Generale	(0.00)%	Dow Jones U.S. FinancialsSM Index	(3,931)	—	—	(3,931)
(1,192,374)	01/06/15	UBS AG	(0.05)%	Dow Jones U.S. FinancialsSM Index	(58,766)	58,766	—	—
$(13,834,021)					$(900,785)

See accompanying notes to the financial statements.

112 :: FINZ ULTRAPRO SHORT FINANCIALS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT FINANCIALS 113

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.9%
	Federal Home Loan Bank
$20,200,567	0.00%, due 06/02/14	$20,200,567
	U.S. Treasury Bills
5,000,000	0.00%, due 07/03/14	4,999,776
10,000,000	0.00%, due 07/17/14	9,999,329
26,000,000	0.00%, due 08/07/14	25,998,856
35,000,000	0.00%, due 11/06/14	34,994,260
	Total U.S. Government & Agency Securities (Cost $96,192,976)	96,192,788
	Repurchase Agreements (a)(b) — 45.8%
77,396,585	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $77,396,969	77,396,585
	Total Repurchase Agreements (Cost $77,396,585)	77,396,585
	Total Investment Securities (Cost $173,589,561) — 102.7%	173,589,373
	Liabilities in excess of other assets — (2.7%)	(4,539,054)
	Net Assets — 100.0%	$169,050,319

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $32,485,960.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176
Aggregate gross unrealized depreciation	(364)
Net unrealized depreciation	$(188)
Federal income tax cost of investments	$173,589,561

Swap Agreements1,4

Short MSCI EAFE had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(31,555,923)	11/06/15	Credit Suisse International	0.15%	iShares® MSCI EAFE ETF	$(2,016,268)	$2,016,268	$—	$—
(25,685,736)	11/06/14	Deutsche Bank AG	0.38%	iShares® MSCI EAFE ETF	(3,606,563)	3,606,563	—	—
(98,338,540)	11/06/15	Goldman Sachs International	(0.12)%	iShares® MSCI EAFE ETF	(5,192,736)	5,192,736	—	—
(3,239,755)	11/06/14	Societe Generale	0.45%	iShares® MSCI EAFE ETF	(243,535)	86,173	—	(157,362)
(10,519,683)	11/06/15	UBS AG	0.25%	iShares® MSCI EAFE ETF	(540,498)	540,498	—	—
$(169,339,637)					$(11,599,600)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

114 :: EFZ SHORT MSCI EAFE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT MSCI EAFE 115

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 75.8%
	Federal Home Loan Bank
$16,993,704	0.00%, due 06/02/14	$16,993,704
	U.S. Treasury Bills
60,000,000	0.00%, due 07/03/14	59,997,546
3,092,000	0.00%, due 07/10/14	3,091,841
80,000,000	0.00%, due 07/24/14	79,993,964
	Total U.S. Government & Agency Securities (Cost $160,077,055)	160,077,055
	Repurchase Agreements (a)(b) — 32.9%
69,572,643	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $69,572,984	69,572,643
	Total Repurchase Agreements (Cost $69,572,643)	69,572,643
	Total Investment Securities (Cost $229,649,698) † — 108.7%	229,649,698
	Liabilities in excess of other assets — (8.7%)	(18,357,868)
	Net Assets — 100.0%	$211,291,830

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $44,070,614.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(4,685,634)	11/06/15	Bank of America, N.A.	0.85%	iShares® MSCI Emerging Markets ETF	$(467,827)	$467,827	$—	$—
(20,147,949)	11/06/15	Credit Suisse International	0.45%	iShares® MSCI Emerging Markets ETF	(3,013,257)	3,013,257	—	—
(17,092,296)	11/06/15	Deutsche Bank AG	0.98%	iShares® MSCI Emerging Markets ETF	168,935	—	(2)	168,933
(79,716,258)	11/06/15	Goldman Sachs International	0.18%	iShares® MSCI Emerging Markets ETF	(8,198,415)	8,198,415	—	—
(7,303,741)	11/06/15	Morgan Stanley & Co. International PLC	0.85%	iShares® MSCI Emerging Markets ETF	145,507	(144,000)	—	1,507
(80,686,008)	11/06/14	Societe Generale	0.60%	iShares® MSCI Emerging Markets ETF	(5,073,643)	5,073,643	—	—
(2,120,968)	11/06/15	UBS AG	1.10%	iShares® MSCI Emerging Markets ETF	(1,675,348)	1,675,348	—	—
$(211,752,854)					$(18,114,048)

See accompanying notes to the financial statements.

116 :: EUM SHORT MSCI EMERGING MARKETS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT MSCI EMERGING MARKETS 117

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.2%
	Federal Home Loan Bank
$6,241,391	0.00%, due 06/02/14	$6,241,391
	U.S. Treasury Bills
3,100,000	0.00%, due 09/25/14	3,099,740
5,000,000	0.00%, due 10/09/14	4,999,530
	Total U.S. Government & Agency Securities (Cost $14,340,557)	14,340,661
	Repurchase Agreements (a)(b) — 65.3%
23,253,908	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $23,254,024	23,253,908
	Total Repurchase Agreements (Cost $23,253,908)	23,253,908
	Total Investment Securities (Cost $37,594,465) — 105.5%	37,594,569
	Liabilities in excess of other assets — (5.5%)	(1,964,673)
	Net Assets — 100.0%	$35,629,896

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $9,099,659.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$104
Federal income tax cost of investments	$37,594,465

Swap Agreements1,4

Short FTSE China 25 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(220,242)	11/06/15	Bank of America, N.A.	0.85%	iShares® China Large-Cap ETF	$17,652	$—	$—	$17,652
(6,554,336)	11/06/14	Deutsche Bank AG	2.13%	iShares® China Large-Cap ETF	(1,066,919)	1,066,919	—	—
(27,246,043)	11/06/15	Goldman Sachs International	0.08%	iShares® China Large-Cap ETF	(1,037,745)	1,037,745	—	—
(193,114)	11/06/15	Societe Generale	0.85%	iShares® China Large-Cap ETF	(11,073)	10,200	—	(873)
(1,495,711)	11/06/14	UBS AG	1.60%	iShares® China Large-Cap ETF	168,841	(168,841)	—	—
$(35,709,446)					$(1,929,244)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

118 :: YXI SHORT FTSE CHINA 25 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.1%
	Federal Home Loan Bank
$686,824	0.00%, due 06/02/14	$686,824
	U.S. Treasury Bills
800,000	0.00%, due 08/28/14	799,937
3,000,000	0.00%, due 11/06/14	2,999,507
	Total U.S. Government & Agency Securities (Cost $4,486,304)	4,486,268
	Repurchase Agreements (a)(b) — 44.1%
3,142,787	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $3,142,802	3,142,787
	Total Repurchase Agreements (Cost $3,142,787)	3,142,787
	Total Investment Securities (Cost $7,629,091) — 107.2%	7,629,055
	Liabilities in excess of other assets — (7.2%)	(509,267)
	Net Assets — 100.0%	$7,119,788

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,566,939.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(36)
Net unrealized depreciation	$(36)
Federal income tax cost of investments	$7,629,091

Swap Agreements1,4

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(6,104,904)	11/06/15	Credit Suisse International	0.15%	iShares® MSCI EAFE ETF	$(55,121)	$55,121	$—	$—
(3,574,627)	11/06/15	Deutsche Bank AG	0.38%	iShares® MSCI EAFE ETF	(85,988)	56,291	—	(29,697)
(1,605,686)	11/06/15	Societe Generale	0.45%	iShares® MSCI EAFE ETF	(112,767)	35,152	—	(77,615)
(2,989,405)	11/06/15	UBS AG	0.25%	iShares® MSCI EAFE ETF	(236,721)	236,721	—	—
$(14,274,622)					$(490,597)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT MSCI EAFE 119

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.0%
	Federal Home Loan Bank
$4,701,792	0.00%, due 06/02/14	$4,701,792
	U.S. Treasury Bills
8,000,000	0.00%, due 06/26/14	7,999,736
10,000,000	0.00%, due 07/24/14	9,999,227
5,000,000	0.00%, due 08/07/14	4,999,780
5,000,000	0.00%, due 10/09/14	4,999,530
	Total U.S. Government & Agency Securities (Cost $32,699,716)	32,700,065
	Repurchase Agreements (a)(b) — 46.0%
22,809,675	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $22,809,785	22,809,675
	Total Repurchase Agreements (Cost $22,809,675)	22,809,675
	Total Investment Securities (Cost $55,509,391) — 112.0%	55,509,740
	Liabilities in excess of other assets — (12.0%)	(5,966,127)
	Net Assets — 100.0%	$49,543,613

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $19,110,096.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$349
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$349
Federal income tax cost of investments	$55,509,391

Swap Agreements1,4

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(24,877,881)	11/06/15	Credit Suisse International	0.45%	iShares® MSCI Emerging Markets ETF	$(647,526)	$647,526	$—	$—
(8,035,584)	11/06/15	Deutsche Bank AG	0.98%	iShares® MSCI Emerging Markets ETF	(389,528)	389,528	—	—
(23,473,358)	11/06/15	Goldman Sachs International	0.18%	iShares® MSCI Emerging Markets ETF	(2,531,296)	2,531,296	—	—
(32,033,612)	11/06/14	Societe Generale	0.60%	iShares® MSCI Emerging Markets ETF	(1,858,265)	1,858,265	—	—
(10,908,931)	11/06/15	UBS AG	1.10%	iShares® MSCI Emerging Markets ETF	(477,228)	477,228	—	—
$(99,329,366)					$(5,903,843)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

120 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT MSCI EMERGING MARKETS 121

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.6%
	Federal Home Loan Bank
$4,244,904	0.00%, due 06/02/14	$4,244,904
	U.S. Treasury Bills
8,000,000	0.00%, due 06/26/14	7,999,736
5,000,000	0.00%, due 08/07/14	4,999,780
	Total U.S. Government & Agency Securities (Cost $17,244,161)	17,244,420
	Repurchase Agreements (a)(b) — 120.7%
35,549,314	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $35,549,479	35,549,314
	Total Repurchase Agreements (Cost $35,549,314)	35,549,314
	Total Investment Securities (Cost $52,793,475) — 179.3%	52,793,734
	Liabilities in excess of other assets — (79.3%)	(23,352,691)
	Net Assets — 100.0%	$29,441,043

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $27,072,576.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$259
Federal income tax cost of investments	$52,793,475

Swap Agreements1,4

UltraShort FTSE Europe had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(14,622,881)	11/06/15	Credit Suisse International	2.35%	Vanguard® FTSE Europe ETF Shares	$(2,093,057)	$2,093,057	$—	$—
(8,843,713)	11/06/15	Deutsche Bank AG	2.73%	Vanguard® FTSE Europe ETF Shares	(1,998,742)	1,998,742	—	—
(6,094,963)	11/06/15	Goldman Sachs International	0.68%	Vanguard® FTSE Europe ETF Shares	(697,829)	697,829	—	—
(8,164,258)	11/06/14	Morgan Stanley & Co. International PLC	2.60%	Vanguard® FTSE Europe ETF Shares	(3,279,143)	3,246,107	—	(33,036)
(7,590,101)	11/06/14	Societe Generale	0.85%	Vanguard® FTSE Europe ETF Shares	(5,862,174)	5,631,663	—	(230,511)
(13,694,762)	11/06/14	UBS AG	0.35%	Vanguard® FTSE Europe ETF Shares	(6,741,399)	6,741,399	—	—
$(59,010,678)					$(20,672,344)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

122 :: EPV ULTRASHORT FTSE EUROPE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT FTSE EUROPE 123

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.7%
	Federal Home Loan Bank
$378,925	0.00%, due 06/02/14	$378,925
	U.S. Treasury Bill
290,000	0.00%, due 10/09/14	289,973
	Total U.S. Government & Agency Securities (Cost $668,888)	668,898
	Repurchase Agreements (a)(b) — 87.4%
1,842,665	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,842,673	1,842,665
	Total Repurchase Agreements (Cost $1,842,665)	1,842,665
	Total Investment Securities (Cost $2,511,553) — 119.1%	2,511,563
	Liabilities in excess of other assets — (19.1%)	(402,753)
	Net Assets — 100.0%	$2,108,810

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $811,901.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$10
Federal income tax cost of investments	$2,511,553

Swap Agreements1,4

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,826,826)	11/06/15	Credit Suisse International	0.60%	iShares® MSCI Pacific ex Japan ETF	$(73,722)	$73,722	$—	$—
(1,162,000)	11/06/14	Deutsche Bank AG	0.63%	iShares® MSCI Pacific ex Japan ETF	(156,905)	94,634	—	(62,271)
(570,853)	11/06/15	Morgan Stanley & Co. International PLC	0.25%	iShares® MSCI Pacific ex Japan ETF	(55,237)	55,237	—	—
(243,293)	11/06/15	Societe Generale	0.45%	iShares® MSCI Pacific ex Japan ETF	(17,059)	17,059	—	—
(424,362)	11/06/14	UBS AG	0.60%	iShares® MSCI Pacific ex Japan ETF	(84,280)	84,280	—	—
$(4,227,334)					$(387,203)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

124 :: JPX ULTRASHORT MSCI PACIFIC EX-JAPAN :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.0%
	Federal Home Loan Bank
$2,857,456	0.00%, due 06/02/14	$2,857,456
	U.S. Treasury Bill
6,000,000	0.00%, due 07/17/14	5,999,578
	Total U.S. Government & Agency Securities (Cost $8,857,034)	8,857,034
	Repurchase Agreements (a)(b) — 86.4%
19,155,103	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $19,155,193	19,155,103
	Total Repurchase Agreements (Cost $19,155,103)	19,155,103
	Total Investment Securities (Cost $28,012,137) † — 126.4%	28,012,137
	Liabilities in excess of other assets — (26.4%)	(5,843,004)
	Net Assets — 100.0%	$22,169,133

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $13,950,751.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

UltraShort MSCI Brazil Capped had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(9,467,688)	11/06/15	Bank of America, N.A.	0.30%	iShares® MSCI Brazil Capped ETF	$598,547	$(485,081)	$—	$113,466
(19,035,355)	11/06/15	Credit Suisse International	0.25%	iShares® MSCI Brazil Capped ETF	(784,566)	784,566	—	—
(8,436,746)	11/06/14	Deutsche Bank AG	0.33%	iShares® MSCI Brazil Capped ETF	(3,524,900)	3,524,900	—	—
(2,728,373)	12/07/15	Morgan Stanley & Co. International PLC	0.30%	iShares® MSCI Brazil Capped ETF	(765,407)	765,407	—	—
(1,944,329)	11/06/15	Societe Generale	0.85%	iShares® MSCI Brazil Capped ETF	155,864	—	(155,864)	—
(2,698,749)	11/06/15	UBS AG	0.35%	iShares® MSCI Brazil Capped ETF	(1,494,056)	1,494,056	—	—
$(44,311,240)					$(5,814,518)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT MSCI BRAZIL CAPPED 125

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

126 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.9%
	Federal Home Loan Bank
$8,917,406	0.00%, due 06/02/14	$8,917,406
	U.S. Treasury Bills
25,000,000	0.00%, due 07/03/14	24,998,878
9,000,000	0.00%, due 09/18/14	8,999,190
23,000,000	0.00%, due 11/06/14	22,996,228
	Total U.S. Government & Agency Securities (Cost $65,910,651)	65,911,702
	Repurchase Agreements (a)(b) — 49.4%
51,028,515	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $51,028,756	51,028,515
	Total Repurchase Agreements (Cost $51,028,515)	51,028,515
	Total Investment Securities (Cost $116,939,166) — 113.3%	116,940,217
	Liabilities in excess of other assets — (13.3%)	(13,731,087)
	Net Assets — 100.0%	$103,209,130

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $41,149,931.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,051
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,051
Federal income tax cost of investments	$116,939,166

Swap Agreements1,4

UltraShort FTSE China 25 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(12,444,937)	11/06/15	Bank of America, N.A.	0.85%	iShares® China Large-Cap ETF	$867,081	$(867,081)	$—	$—
(547,784)	11/06/15	Credit Suisse International	2.85%	iShares® China Large-Cap ETF	784,797	(784,346)	(451)	—
(10,569,684)	11/06/14	Deutsche Bank AG	2.13%	iShares® China Large-Cap ETF	(4,774,281)	4,774,281	—	—
(117,883,482)	11/06/15	Goldman Sachs International	0.08%	iShares® China Large-Cap ETF	(4,600,127)	4,600,127	—	—
(19,252,490)	11/06/14	Morgan Stanley & Co. International PLC	0.85%	iShares® China Large-Cap ETF	(2,594,822)	2,594,822	—	—
(34,809,033)	11/06/15	Societe Generale	0.85%	iShares® China Large-Cap ETF	(2,861,568)	2,861,568	—	—
(11,667,558)	11/06/15	UBS AG	1.60%	iShares® China Large-Cap ETF	(429,234)	429,234	—	—
$(207,174,968)					$(13,608,154)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT FTSE CHINA 25 127

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

128 :: FXP ULTRASHORT FTSE CHINA 25 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.9%
	Federal Home Loan Bank
$1,282,414	0.00%, due 06/02/14	$1,282,414
	U.S. Treasury Bills
3,000,000	0.00%, due 09/04/14	2,999,745
	Total U.S. Government & Agency Securities (Cost $4,282,208)	4,282,159
	Repurchase Agreements (a)(b) — 56.5%
5,633,955	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,633,981	5,633,955
	Total Repurchase Agreements (Cost $5,633,955)	5,633,955
	Total Investment Securities (Cost $9,916,163) — 99.4%	9,916,114
	Other assets less liabilities — 0.6%	63,402
	Net Assets — 100.0%	$9,979,516

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $2,127,876.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(49)
Net unrealized depreciation	$(49)
Federal income tax cost of investments	$9,916,163

Swap Agreements1,4

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,485,071)	11/06/15	Bank of America, N.A.	2.10%	iShares® MSCI Japan ETF	$19,248	$—	$—	$19,248
(4,509,382)	11/06/15	Credit Suisse International	0.60%	iShares® MSCI Japan ETF	55,285	(55,264)	(21)	—
(5,174,408)	11/06/15	Deutsche Bank AG	0.18%	iShares® MSCI Japan ETF	(15,129)	15,129	—	—
(1,326,992)	11/06/15	Morgan Stanley & Co. International PLC	1.85%	iShares® MSCI Japan ETF	20,758	—	—	20,758
(4,489,234)	11/06/15	Societe Generale	0.45%	iShares® MSCI Japan ETF	34,364	—	(34,364)	—
(2,999,564)	11/06/15	UBS AG	1.35%	iShares® MSCI Japan ETF	(27,866)	27,866	—	—
$(19,984,651)					$86,660

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT MSCI JAPAN 129

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.3%
	Federal Home Loan Bank
$268,981	0.00%, due 06/02/14	$268,981
	Total U.S. Government & Agency Security (Cost $268,981)	268,981
	Repurchase Agreements (a)(b) — 97.7%
1,037,516	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,037,520	1,037,516
	Total Repurchase Agreements (Cost $1,037,516)	1,037,516
	Total Investment Securities (Cost $1,306,497) † — 123.0%	1,306,497
	Liabilities in excess of other assets — (23.0%)	(244,018)
	Net Assets — 100.0%	$1,062,479

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $107,093.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(95,049)	11/06/15	Credit Suisse International	1.35%	iShares® MSCI Mexico Capped ETF	$(5,101)	$—	$—	$(5,101)
(277,753)	04/06/15	Deutsche Bank AG	1.18%	iShares® MSCI Mexico Capped ETF	(126,463)	76,187	—	(50,276)
(1,753,653)	11/06/15	Societe Generale	0.85%	iShares® MSCI Mexico Capped ETF	(97,866)	30,906	—	(66,960)
$(2,126,455)					$(229,430)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

130 :: SMK ULTRASHORT MSCI MEXICO CAPPED IMI :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.3%
	Federal Home Loan Bank
$10,729,755	0.00%, due 06/02/14	$10,729,755
	U.S. Treasury Bills
15,000,000	0.00%, due 07/03/14	14,999,293
10,000,000	0.00%, due 08/21/14	9,999,360
	Total U.S. Government & Agency Securities (Cost $35,727,451)	35,728,408
	Repurchase Agreements (a)(b) — 55.7%
41,183,309	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $41,183,512	41,183,309
	Total Repurchase Agreements (Cost $41,183,309)	41,183,309
	Total Investment Securities (Cost $76,910,760) — 104.0%	76,911,717
	Liabilities in excess of other assets — (4.0%)	(2,979,817)
	Net Assets — 100.0%	$73,931,900

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $4,068,202.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$957
Federal income tax cost of investments	$76,910,760

Futures Contracts Sold1

Short 7-10 Year Treasury had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. 10 Year Treasury Note Futures Contracts	18	09/19/14	$2,259,281	$2,992	$1,960	$—	$—	$1,960

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $25,740 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT 7-10 YEAR TREASURY 131

Swap Agreements1

Short 7-10 Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(15,757,164)	12/06/14	Bank of America, N.A.	0.30%	Barclays U.S. 7-10 Year Treasury Bond Index	$(701,473)	$701,473	$—	$—
(56,395,156)	11/06/14	Citibank, N.A.	0.57%	Barclays U.S. 7-10 Year Treasury Bond Index	(2,232,236)	2,232,236	—	—
$(72,152,320)					$(2,933,709)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

132 :: TBX SHORT 7-10 YEAR TREASURY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 59.3%
	Federal Home Loan Bank
$171,935,185	0.00%, due 06/02/14	$171,935,185
	U.S. Treasury Bills
50,000,000	0.00%, due 06/05/14	49,999,828
120,000,000	0.00%, due 06/12/14	119,998,205
20,000,000	0.00%, due 07/03/14	19,999,058
130,000,000	0.00%, due 07/24/14	129,994,663
50,000,000	0.00%, due 08/14/14	49,997,100
50,000,000	0.00%, due 08/21/14	49,996,800
100,000,000	0.00%, due 09/11/14	99,991,200
100,000,000	0.00%, due 09/25/14	99,991,600
100,000,000	0.00%, due 10/09/14	99,990,600
	Total U.S. Government & Agency Securities (Cost $891,885,193)	891,894,239
	Repurchase Agreements (a)(b) — 50.7%
761,761,380	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $761,765,092	761,761,380
	Total Repurchase Agreements (Cost $761,761,380)	761,761,380
	Total Investment Securities (Cost $1,653,646,573) — 110.0%	1,653,655,619
	Liabilities in excess of other assets — (10.0%)	(150,509,138)
	Net Assets — 100.0%	$1,503,146,481

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $167,023,382.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,754
Aggregate gross unrealized depreciation	(2,708)
Net unrealized appreciation	$9,046
Federal income tax cost of investments	$1,653,646,573

Futures Contracts Sold1

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. Long Bond Futures Contracts	367	09/19/14	$50,451,031	$145,749	$80,281	$—	$—	$80,281

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $847,770 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT 20+ YEAR TREASURY 133

Swap Agreements1

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(291,159,381)	05/06/15	Citibank, N.A.	0.57%	Barclays U.S. 20+ Year Treasury Bond Index	$(29,988,843)	$29,988,843	$—	$—
(345,153,612)	11/06/14	Deutsche Bank AG	0.55%	Barclays U.S. 20+ Year Treasury Bond Index	(34,486,948)	34,486,948	—	—
(363,503,742)	11/06/14	Morgan Stanley & Co. International PLC	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(35,995,455)	35,995,455	—	—
(470,890,790)	11/06/14	Societe Generale	0.35%	Barclays U.S. 20+ Year Treasury Bond Index	(52,532,779)	52,532,779	—	—
$(1,470,707,525)					$(153,004,025)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

134 :: TBF SHORT 20+ YEAR TREASURY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.6%
	Federal Home Loan Bank
$5,607,614	0.00%, due 06/02/14	$5,607,614
	U.S. Treasury Bills
5,000,000	0.00%, due 07/03/14	4,999,764
13,000,000	0.00%, due 11/06/14	12,997,868
	Total U.S. Government & Agency Securities (Cost $23,604,811)	23,605,246
	Repurchase Agreements (a)(b) — 47.8%
20,617,452	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $20,617,554	20,617,452
	Total Repurchase Agreements (Cost $20,617,452)	20,617,452
	Total Investment Securities (Cost $44,222,263) — 102.4%	44,222,698
	Liabilities in excess of other assets — (2.4%)	(1,045,612)
	Net Assets — 100.0%	$43,177,086

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $4,529,165.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$435
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$435
Federal income tax cost of investments	$44,222,263

Swap Agreements1,4

Short High Yield had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(21,259,288)	02/06/15	Citibank, N.A.	1.50%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(1,008,868)	$1,008,868	$—	$—
(21,978,155)	12/07/15	Credit Suisse International	1.50%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,389,523)	1,389,523	—	—
$(43,237,443)					$(2,398,391)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: SHORT HIGH YIELD 135

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.6%
	Federal Home Loan Bank
$615,676	0.00%, due 06/02/14	$615,676
	U.S. Treasury Bill
530,000	0.00%, due 09/25/14	529,955
	Total U.S. Government & Agency Securities (Cost $1,145,629)	1,145,631
	Repurchase Agreements (a)(b) — 73.0%
2,168,674	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,168,685	2,168,674
	Total Repurchase Agreements (Cost $2,168,674)	2,168,674
	Total Investment Securities (Cost $3,314,303) — 111.6%	3,314,305
	Liabilities in excess of other assets — (11.6%)	(345,326)
	Net Assets — 100.0%	$2,968,979

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $552,951.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2
Federal income tax cost of investments	$3,314,303

Swap Agreements1,4

Short Investment Grade Corporate had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,290,189)	12/08/14	Citibank, N.A.	1.10%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$(101,592)	$39,000	$—	$(62,592)
(436,997)	12/07/15	Credit Suisse International	1.35%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(104,978)	—	—	(104,978)
(1,231,321)	12/08/14	Goldman Sachs International	1.35%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(126,731)	126,731	—	—
$(2,958,507)					$(333,301)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

136 :: IGS SHORT INVESTMENT GRADE CORPORATE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.5%
	Federal Home Loan Bank
$831,728	0.00%, due 06/02/14	$831,728
	Total U.S. Government & Agency Security (Cost $831,728)	831,728
	Repurchase Agreements (a)(b) — 82.1%
3,167,034	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $3,167,048	3,167,034
	Total Repurchase Agreements (Cost $3,167,034)	3,167,034
	Total Investment Securities (Cost $3,998,762) † — 103.6%	3,998,762
	Liabilities in excess of other assets — (3.6%)	(140,332)
	Net Assets — 100.0%	$3,858,430

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $290,019.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort 3-7 Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,160,685)	12/06/14	Bank of America, N.A.	0.30%	Barclays U.S. 3-7 Year Treasury Bond Index	$(35,156)	$35,156	$—	$—
(4,113,032)	06/09/14	Citibank, N.A.	0.57%	Barclays U.S. 3-7 Year Treasury Bond Index	(73,286)	69,808	—	(3,478)
(1,451,533)	02/06/15	Deutsche Bank AG	0.25%	Barclays U.S. 3-7 Year Treasury Bond Index	(15,848)	15,848	—	—
$(7,725,250)					$(124,290)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT 3-7 YEAR TREASURY 137

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.4%
	Federal Home Loan Bank
$33,126,889	0.00%, due 06/02/14	$33,126,889
	U.S. Treasury Bills
45,000,000	0.00%, due 07/03/14	44,997,924
60,000,000	0.00%, due 08/28/14	59,995,260
50,000,000	0.00%, due 11/20/14	49,988,700
	Total U.S. Government & Agency Securities (Cost $188,104,300)	188,108,773
	Repurchase Agreements (a)(b) — 43.0%
125,788,012	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $125,788,636	125,788,012
	Total Repurchase Agreements (Cost $125,788,012)	125,788,012
	Total Investment Securities (Cost $313,892,312) — 107.4%	313,896,785
	Liabilities in excess of other assets — (7.4%)	(21,501,348)
	Net Assets — 100.0%	$292,395,437

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $32,557,051.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,473
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,473
Federal income tax cost of investments	$313,892,312

Futures Contracts Sold1

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. 10 Year Treasury Note Futures Contracts	59	09/19/14	$7,405,422	$9,594	$14,220	$—	$—	$14,220

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $84,370 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

138 :: PST ULTRASHORT 7-10 YEAR TREASURY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(73,222,837)	11/06/14	Citibank, N.A.	0.57%	Barclays U.S. 7-10 Year Treasury Bond Index	$(3,599,563)	$3,599,563	$—	$—
(54,709,269)	02/06/15	Deutsche Bank AG	0.50%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,646,152)	1,646,152	—	—
(342,771,132)	11/06/14	Goldman Sachs International	0.50%	Barclays U.S. 7-10 Year Treasury Bond Index	(12,482,969)	12,482,969	—	—
(108,046,846)	11/06/14	Morgan Stanley & Co. International PLC	0.50%	Barclays U.S. 7-10 Year Treasury Bond Index	(3,591,139)	3,591,139	—	—
$(578,750,084)					$(21,319,823)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT 7-10 YEAR TREASURY 139

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 69.8%
	Federal Home Loan Bank
$299,098,594	0.00%, due 06/02/14	$299,098,594
	U.S. Treasury Bills
250,000,000	0.00%, due 06/05/14	249,998,364
200,000,000	0.00%, due 06/12/14	199,995,944
349,000,000	0.00%, due 06/19/14	348,988,110
709,000,000	0.00%, due 06/26/14	708,965,767
100,000,000	0.00%, due 07/10/14	99,995,938
190,000,000	0.00%, due 07/24/14	189,984,873
50,000,000	0.00%, due 07/31/14	49,997,850
100,000,000	0.00%, due 08/14/14	99,994,200
150,000,000	0.00%, due 08/21/14	149,990,399
100,000,000	0.00%, due 09/11/14	99,991,199
100,000,000	0.00%, due 09/18/14	99,990,600
100,000,000	0.00%, due 10/23/14	99,985,100
50,000,000	0.00%, due 11/06/14	49,991,800
100,000,000	0.00%, due 11/13/14	99,978,900
70,000,000	0.00%, due 11/20/14	69,984,180
	Total U.S. Government & Agency Securities (Cost $2,916,912,566)	2,916,931,818
	Repurchase Agreements (a)(b) — 48.8%
2,039,829,296	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,039,838,890	2,039,829,296
	Total Repurchase Agreements (Cost $2,039,829,296)	2,039,829,296
	Total Investment Securities (Cost $4,956,741,862) — 118.6%	4,956,761,114
	Liabilities in excess of other assets — (18.6%)	(777,603,020)
	Net Assets — 100.0%	$4,179,158,094

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,019,942,877.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,785
Aggregate gross unrealized depreciation	(5,533)
Net unrealized appreciation	$19,252
Federal income tax cost of investments	$4,956,741,862

Futures Contracts Sold1

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. Long Bond Futures Contracts	1,405	09/19/14	$193,143,594	$353,662	$(60,527)	$—	$60,527	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $3,245,550 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

140 :: TBT ULTRASHORT 20+ YEAR TREASURY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,978,427,042)	12/06/14	Bank of America, N.A.	0.37%	Barclays U.S. 20+ Year Treasury Bond Index	$(232,642,794)	$232,642,794	$—	$—
(547,057,879)	05/06/15	Citibank, N.A.	0.57%	Barclays U.S. 20+ Year Treasury Bond Index	(54,503,577)	54,503,577	—	—
(1,415,187,121)	11/06/14	Deutsche Bank AG	0.55%	Barclays U.S. 20+ Year Treasury Bond Index	(141,389,508)	141,389,508	—	—
(100,544,306)	11/06/14	Goldman Sachs International	0.50%	Barclays U.S. 20+ Year Treasury Bond Index	(11,810,268)	11,810,268	—	—
(1,814,823,370)	11/06/14	Morgan Stanley & Co. International PLC	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(183,357,625)	183,357,625	—	—
(2,378,528,016)	11/06/14	Societe Generale	0.35%	Barclays U.S. 20+ Year Treasury Bond Index	(297,703,365)	297,703,365	—	—
$(8,234,567,734)					$(921,407,137)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRASHORT 20+ YEAR TREASURY 141

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 52.0%
	Federal Home Loan Bank
$1,868,322	0.00%, due 06/02/14	$1,868,322
	U.S. Treasury Bills
4,000,000	0.00%, due 09/04/14	3,999,672
430,000	0.00%, due 10/09/14	429,960
	Total U.S. Government & Agency Securities (Cost $6,297,994)	6,297,954
	Repurchase Agreements (a)(b) — 54.5%
6,594,343	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $6,594,376	6,594,343
	Total Repurchase Agreements (Cost $6,594,343)	6,594,343
	Total Investment Securities (Cost $12,892,337) — 106.5%	12,892,297
	Liabilities in excess of other assets — (6.5%)	(785,520)
	Net Assets — 100.0%	$12,106,777

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,159,554.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14
Aggregate gross unrealized depreciation	(54)
Net unrealized depreciation	$(40)
Federal income tax cost of investments	$12,892,337

Swap Agreements1

UltraShort TIPS had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(7,886,742)	01/06/15	Citibank, N.A.	(0.05)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(161,981)	$131,663	$—	$(30,318)
(16,346,543)	11/06/14	Goldman Sachs International	(0.10)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(601,072)	601,072	—	—
$(24,233,285)					$(763,053)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

142 :: TPS ULTRASHORT TIPS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.0%
	Federal Home Loan Bank
$23,474,128	0.00%, due 06/02/14	$23,474,128
	Total U.S. Government & Agency Security (Cost $23,474,128)	23,474,128
	Repurchase Agreements (a)(b) — 97.7%
109,193,805	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $109,194,335	109,193,805
	Total Repurchase Agreements (Cost $109,193,805)	109,193,805
	Total Investment Securities (Cost $132,667,933) † — 118.7%	132,667,933
	Liabilities in excess of other assets — (18.7%)	(20,891,165)
	Net Assets — 100.0%	$111,776,768

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $27,994,857.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold1

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. Long Bond Futures Contracts	21	09/19/14	$2,886,844	$4,128	$(5,485)	$—	$5,485	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $48,510 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO SHORT 20+ YEAR TREASURY 143

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(70,236,293)	02/06/15	Bank of America, N.A.	0.37%	Barclays U.S. 20+ Year Treasury Bond Index	$(5,123,452)	$5,123,452	$—	$—
(39,411,436)	05/06/15	Citibank, N.A.	0.57%	Barclays U.S. 20+ Year Treasury Bond Index	(5,837,443)	5,837,443	—	—
(45,158,118)	11/07/14	Morgan Stanley & Co. International PLC	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	3,156,646	(3,156,646)	—	—
(178,717,636)	05/06/15	Societe Generale	0.35%	Barclays U.S. 20+ Year Treasury Bond Index	(13,028,893)	13,028,893	—	—
$(333,523,483)					$(20,833,142)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

144 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 71.8%
98	3M Co. (Industrials)	0.3%	$13,970
237	AbbVie, Inc. (Health Care)	0.3%	12,876
301	Altria Group, Inc. (Consumer Staples)	0.3%	12,510
55	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	17,190
142	American Express Co. (Financials)	0.3%	12,993
112	Amgen, Inc. (Health Care)	0.3%	12,991
129	Apple, Inc. (Information Technology)	1.8%	81,656
805	AT&T, Inc. (Telecommunication Services)	0.6%	28,553
1,613	Bank of America Corp. (Financials)	0.5%	24,421
269	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	34,523
114	Boeing Co. (The) (Industrials)	0.3%	15,418
246	Bristol-Myers Squibb Co. (Health Care)	0.3%	12,236
290	Chevron Corp. (Energy)	0.8%	35,609
800	Cisco Systems, Inc. (Information Technology)	0.4%	19,696
455	Citigroup, Inc. (Financials)	0.5%	21,644
572	Coca-Cola Co. (The) (Consumer Staples)	0.5%	23,400
393	Comcast Corp., Class A (Consumer Discretionary)	0.5%	20,515
183	ConocoPhillips (Energy)	0.3%	14,629
183	CVS Caremark Corp. (Consumer Staples)	0.3%	14,333
665	Exxon Mobil Corp. (Energy)	1.5%	66,852
255	Facebook, Inc., Class A* (Information Technology)	0.4%	16,142
1,547	General Electric Co. (Industrials)	0.9%	41,444
228	Gilead Sciences, Inc.* (Health Care)	0.4%	18,516
40	Google, Inc., Class A* (Information Technology)	0.5%	22,866
40	Google, Inc., Class C* (Information Technology)	0.5%	22,439
205	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	16,447
744	Intel Corp. (Information Technology)	0.5%	20,326
146	International Business Machines Corp. (Information Technology)	0.6%	26,917
420	Johnson & Johnson (Health Care)	1.0%	42,613
566	JPMorgan Chase & Co. (Financials)	0.7%	31,453
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
175	MasterCard, Inc., Class A (Information Technology)	0.3%	$13,379
150	McDonald's Corp. (Consumer Discretionary)	0.3%	15,215
452	Merck & Co., Inc. (Health Care)	0.6%	26,153
1,249	Microsoft Corp. (Information Technology)	1.2%	51,134
503	Oracle Corp. (Information Technology)	0.5%	21,136
231	PepsiCo, Inc. (Consumer Staples)	0.5%	20,404
1,001	Pfizer, Inc. (Health Care)	0.7%	29,660
245	Philip Morris International, Inc. (Consumer Staples)	0.5%	21,692
410	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	33,124
259	QUALCOMM, Inc. (Information Technology)	0.5%	20,837
199	Schlumberger Ltd. (Energy)	0.5%	20,704
70	Union Pacific Corp. (Industrials)	0.3%	13,949
138	United Technologies Corp. (Industrials)	0.4%	16,038
153	UnitedHealth Group, Inc. (Health Care)	0.3%	12,183
617	Verizon Communications, Inc. (Telecommunication Services)	0.7%	30,825
78	Visa, Inc., Class A (Information Technology)	0.4%	16,757
241	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	18,502
269	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	22,599
722	Wells Fargo & Co. (Financials)	0.8%	36,663
46,974	Other Common Stocks	44.8%	1,989,932
	Total Common Stocks (Cost $3,133,319)		3,186,064
	Investment Companies (a) — 0.0% ‡
1	Firsthand Technology Value Fund, Inc.	0.0%	21
2	Stellus Capital Investment Corp.	0.0%	28
	Total Investment Companies (Cost $53)		49
	Master Limited Partnership (a) — 0.0% ‡
19	Lazard Ltd., Class A	0.0%	960
	Total Master Limited Partnership (Cost $848)		960

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL3000 145

No. of Rights			Value
	Rights — 0.0% ‡
7	Leap Wireless International, Inc.*^	0.0%	$18
1	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		18
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$3,717	0.00%, due 06/02/14		3,717
	Total U.S. Government & Agency Security (Cost $3,717)		3,717
	Repurchase Agreements (a)(b) — 7.2%
319,537	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $319,537		319,537
	Total Repurchase Agreements (Cost $319,537)		319,537
	Total Investment Securities (Cost $3,457,474) — 79.1%		3,510,345
	Other assets less liabilities — 20.9%		929,256
	Net Assets — 100.0%		$4,439,601

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $18 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $306,678.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,652
Aggregate gross unrealized depreciation	(83,737)
Net unrealized appreciation	$48,915
Federal income tax cost of investments	$3,461,430

Swap Agreements1

Ultra Russell3000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$978,869	11/06/15	Bank of America, N.A.	0.45%	Russell 3000® Index	$31,815	$—	$—	$31,815
1,799,495	02/06/15	Citibank, N.A.	0.32%	Russell 3000® Index	115,549	—	—	115,549
72,148	11/06/14	Credit Suisse International	0.35%	Russell 3000® Index	431,024	(277,813)	—	153,211
639,740	11/06/15	Deutsche Bank AG	0.12%	Russell 3000® Index	62,100	—	—	62,100
80,681	11/06/15	Morgan Stanley & Co. International PLC	0.05%	iShares® Russell 3000 ETF	18,384
397,154	11/06/15	Morgan Stanley & Co. International PLC	0.25%	Russell 3000® Index	63,341
477,835					81,725	(454)	—	81,271
1,507,607	11/06/15	Societe Generale	0.49%	Russell 3000® Index	130,128	—	(10,000)	120,128
216,110	01/06/15	UBS AG	0.50%	Russell 3000® Index	13,935	—	—	13,935
$5,691,804					$866,276

See accompanying notes to the financial statements.

146 :: UWC ULTRA RUSSELL3000 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	9.1%
Consumer Staples	6.2%
Energy	7.0%
Financials	12.4%
Health Care	9.3%
Industrials	8.3%
Information Technology	12.9%
Materials	2.8%
Telecommunication Services	1.6%
Utilities	2.2%
Other[1]	28.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL3000 147

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.5%
68,850	3M Co. (Industrials)	0.4%	$9,814,568
173,662	AbbVie, Inc. (Health Care)	0.4%	9,435,056
217,893	Altria Group, Inc. (Consumer Staples)	0.4%	9,055,633
40,651	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	12,705,470
99,939	American Express Co. (Financials)	0.4%	9,144,418
160,049	American International Group, Inc. (Financials)	0.4%	8,653,849
82,525	Amgen, Inc. (Health Care)	0.4%	9,572,075
97,513	Apple, Inc. (Information Technology)	2.6%	61,725,729
569,326	AT&T, Inc. (Telecommunication Services)	0.8%	20,193,993
1,155,473	Bank of America Corp. (Financials)	0.7%	17,493,861
196,873	Berkshire Hathaway, Inc., Class B* (Financials)	1.1%	25,266,681
74,781	Boeing Co. (The) (Industrials)	0.4%	10,114,130
179,782	Bristol-Myers Squibb Co. (Health Care)	0.4%	8,942,357
208,757	Chevron Corp. (Energy)	1.1%	25,633,272
563,202	Cisco Systems, Inc. (Information Technology)	0.6%	13,866,033
331,987	Citigroup, Inc. (Financials)	0.7%	15,792,622
414,236	Coca-Cola Co. (The) (Consumer Staples)	0.7%	16,946,395
284,951	Comcast Corp., Class A (Consumer Discretionary)	0.6%	14,874,442
134,014	ConocoPhillips (Energy)	0.4%	10,713,079
129,270	CVS Caremark Corp. (Consumer Staples)	0.4%	10,124,426
472,403	Exxon Mobil Corp. (Energy)	2.0%	47,490,674
186,761	Facebook, Inc., Class A* (Information Technology)	0.5%	11,821,971
1,096,949	General Electric Co. (Industrials)	1.2%	29,387,264
168,181	Gilead Sciences, Inc.* (Health Care)	0.6%	13,657,979
30,878	Google, Inc., Class A* (Information Technology)	0.7%	17,651,409
30,878	Google, Inc., Class C* (Information Technology)	0.7%	17,321,940
153,990	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	12,354,618
543,588	Intel Corp. (Information Technology)	0.6%	14,850,824
107,043	International Business Machines Corp. (Information Technology)	0.8%	19,734,448
309,333	Johnson & Johnson (Health Care)	1.3%	31,384,926
413,982	JPMorgan Chase & Co. (Financials)	1.0%	23,004,980
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
108,267	McDonald's Corp. (Consumer Discretionary)	0.5%	$10,981,522
321,555	Merck & Co., Inc. (Health Care)	0.8%	18,605,172
825,829	Microsoft Corp. (Information Technology)	1.4%	33,809,439
86,855	Occidental Petroleum Corp. (Energy)	0.4%	8,658,575
378,586	Oracle Corp. (Information Technology)	0.7%	15,908,184
166,404	PepsiCo, Inc. (Consumer Staples)	0.6%	14,698,465
697,899	Pfizer, Inc. (Health Care)	0.9%	20,678,747
173,349	Philip Morris International, Inc. (Consumer Staples)	0.6%	15,348,320
296,395	Procter & Gamble Co. (The) (Consumer Staples)	1.0%	23,945,752
184,854	QUALCOMM, Inc. (Information Technology)	0.6%	14,871,504
142,963	Schlumberger Ltd. (Energy)	0.6%	14,873,871
49,783	Union Pacific Corp. (Industrials)	0.4%	9,920,258
92,079	United Technologies Corp. (Industrials)	0.4%	10,701,421
452,761	Verizon Communications, Inc. (Telecommunication Services)	1.0%	22,619,940
55,413	Visa, Inc., Class A (Information Technology)	0.5%	11,904,375
176,874	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	13,578,617
178,188	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	14,969,574
523,464	Wells Fargo & Co. (Financials)	1.1%	26,581,502
18,277,164	Other Common Stocks	42.5%	1,014,479,849
	Total Common Stocks (Cost $1,879,861,154)		1,875,864,209
Principal Amount
	U.S. Government & Agency Securities (a) — 9.9%
	Federal Home Loan Bank
$50,378,676	0.00%, due 06/02/14		50,378,676
	U.S. Treasury Bills
20,000,000	0.00%, due 07/24/14		19,999,396
55,000,000	0.00%, due 08/28/14		54,995,655
50,000,000	0.00%, due 09/04/14		49,995,750
35,000,000	0.00%, due 09/25/14		34,997,060
25,000,000	0.00%, due 11/13/14		24,994,600
	Total U.S. Government & Agency Securities (Cost $235,352,405)		235,361,137

See accompanying notes to the financial statements.

148 :: SSO ULTRA S&P500® :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.8%
$210,686,387	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $210,687,420	$210,686,387
	Total Repurchase Agreements (Cost $210,686,387)	210,686,387
	Total Investment Securities (Cost $2,325,899,946) — 97.2%	2,321,911,733
	Other assets less liabilities — 2.8%	67,642,740
	Net Assets — 100.0%	$2,389,554,473

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $278,597,402.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,514,081
Aggregate gross unrealized depreciation	(49,890,042)
Net unrealized depreciation	$(5,375,961)
Federal income tax cost of investments	$2,327,287,694

Futures Contracts Purchased1

Ultra S&P500® had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P 500 Futures Contracts	4,896	06/20/14	$470,199,600	$15,080,335	$643,869	$—	$—	$643,869

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $23,292,720 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA S&P500® 149

Swap Agreements1

Ultra S&P500® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$157,001,510	11/06/15	Bank of America, N.A.	0.55%	S&P 500® Index	$2,371,340	$(2,098,495)	$—	$272,845
149,813,212	01/06/15	Citibank, N.A.	0.47%	S&P 500® Index	(3,732,900)	3,732,900	—	—
519,289,435	01/06/15	Credit Suisse International	0.45%	S&P 500® Index	13,925,349	(13,222,169)	(6,497)	696,683
299,593,311	01/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	8,046,765
548,656,766	01/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	14,433,568
848,250,077					22,480,333	—	(21,300,019)	(1,180,314)
110,197,073	11/06/14	Goldman Sachs International	0.52%	SPDR® S&P 500® ETF Trust	(8,384,443)
138,353,948	11/06/14	Goldman Sachs International	0.62%	S&P 500® Index	(366,800)
248,551,021					(8,751,243)	8,751,243	—	—
130,673,057	01/06/15	Morgan Stanley & Co. International PLC	0.55%	S&P 500® Index	3,499,909	(3,365,000)	—	134,909
131,931,382	01/06/15	Societe Generale	0.55%	S&P 500® Index	3,533,612	—	(3,533,612)	—
247,705,299	11/06/15	UBS AG	0.50%	S&P 500® Index	6,638,486	(6,413,162)	—	225,324
$2,433,214,993					$39,964,886

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	9.4%
Consumer Staples	7.7%
Energy	8.2%
Financials	12.5%
Health Care	10.4%
Industrials	8.4%
Information Technology	14.8%
Materials	2.8%
Telecommunication Services	1.9%
Utilities	2.4%
Other[1]	21.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

150 :: SSO ULTRA S&P500® :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 78.0%
	Consumer Discretionary — 15.1%
62,167	Amazon.com, Inc.*	$19,430,296
28,825	Bed Bath & Beyond, Inc.*	1,754,001
14,367	Charter Communications, Inc., Class A*	2,056,492
289,587	Comcast Corp., Class A	15,116,441
68,965	DIRECTV*	5,685,475
19,890	Discovery Communications, Inc., Class A*	1,530,734
29,769	DISH Network Corp., Class A*	1,746,250
28,170	Dollar Tree, Inc.*	1,493,855
15,789	Expedia, Inc.	1,157,334
26,414	Garmin Ltd.	1,556,049
30,065	Liberty Global PLC, Class A*	1,353,526
63,500	Liberty Interactive Corp., Class A*	1,849,755
14,135	Liberty Media Corp.*	1,796,983
39,910	Marriott International, Inc., Class A	2,459,254
46,072	Mattel, Inc.	1,788,976
8,093	Netflix, Inc.*	3,381,498
1	News Corp., Class A*	17
14,400	O'Reilly Automotive, Inc.*	2,130,480
7,059	Priceline Group, Inc. (The)*	9,025,849
29,091	Ross Stores, Inc.	1,991,279
825,353	Sirius XM Holdings, Inc.*	2,707,158
88,483	Staples, Inc.	995,434
102,320	Starbucks Corp.	7,493,917
16,675	Tesla Motors, Inc.*	3,464,565
18,892	Tractor Supply Co.	1,228,358
17,521	TripAdvisor, Inc.*	1,702,516
197,391	Twenty-First Century Fox, Inc., Class A	6,989,615
52,368	Viacom, Inc., Class B	4,468,561
13,698	Wynn Resorts Ltd.	2,944,659
		109,299,327
	Consumer Staples — 3.7%
59,521	Costco Wholesale Corp.	6,905,627
22,560	Keurig Green Mountain, Inc.	2,544,317
80,718	Kraft Foods Group, Inc.	4,799,492
237,399	Mondelez International, Inc., Class A	8,930,950
22,582	Monster Beverage Corp.*	1,566,739
50,351	Whole Foods Market, Inc.	1,925,422
		26,672,547
	Health Care — 10.8%
26,777	Alexion Pharmaceuticals, Inc.*	4,453,551
102,200	Amgen, Inc.	11,854,178
32,002	Biogen Idec, Inc.*	10,220,479
27,926	Catamaran Corp.*	1,222,042
54,961	Celgene Corp.*	8,410,682
46,560	Cerner Corp.*	2,516,568
Shares		Value
	Common Stocks (a) (continued)
105,045	Express Scripts Holding Co.*	$7,507,566
208,220	Gilead Sciences, Inc.*	16,909,546
11,565	Henry Schein, Inc.*	1,383,752
17,353	Illumina, Inc.*	2,746,112
5,167	Intuitive Surgical, Inc.*	1,910,447
50,342	Mylan, Inc.*	2,509,045
13,252	Regeneron Pharmaceuticals, Inc.*	4,067,834
31,917	Vertex Pharmaceuticals, Inc.*	2,306,322
		78,018,124
	Industrials — 1.4%
20,524	C.H. Robinson Worldwide, Inc.	1,228,567
27,432	Expeditors International of Washington, Inc.	1,248,430
40,172	Fastenal Co.	1,958,385
47,971	PACCAR, Inc.	3,039,443
11,528	Stericycle, Inc.*	1,318,457
22,584	Verisk Analytics, Inc., Class A*	1,336,747
		10,130,029
	Information Technology — 46.0%
94,135	Activision Blizzard, Inc.	1,956,125
67,609	Adobe Systems, Inc.*	4,363,485
24,232	Akamai Technologies, Inc.*	1,316,767
42,988	Altera Corp.	1,424,192
42,304	Analog Devices, Inc.	2,215,883
120,742	Apple, Inc.	76,429,686
163,935	Applied Materials, Inc.	3,309,848
30,687	Autodesk, Inc.*	1,607,078
65,222	Automatic Data Processing, Inc.	5,196,889
33,798	Avago Technologies Ltd.	2,388,505
37,340	Baidu, Inc. (ADR)*	6,198,440
71,878	Broadcom Corp., Class A	2,290,752
60,610	CA, Inc.	1,738,901
26,032	Check Point Software Technologies Ltd.*	1,678,543
697,293	Cisco Systems, Inc.	17,167,354
22,187	Citrix Systems, Inc.*	1,374,928
82,221	Cognizant Technology Solutions Corp., Class A*	3,996,763
175,249	eBay, Inc.*	8,890,382
6,688	Equinix, Inc.*	1,329,240
10,212	F5 Networks, Inc.*	1,108,513
267,439	Facebook, Inc., Class A*	16,928,889
34,447	Fiserv, Inc.*	2,070,609
37,889	Google, Inc., Class A*	21,659,247
37,889	Google, Inc., Class C*	21,254,971
673,029	Intel Corp.	18,387,152
38,351	Intuit, Inc.	3,040,851
22,549	KLA-Tencor Corp.	1,477,410
31,936	Linear Technology Corp.	1,474,166
38,182	Maxim Integrated Products, Inc.	1,307,733

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA QQQ® 151

Shares		Value
	Common Stocks (a) (continued)
143,603	Micron Technology, Inc.*	$4,105,610
1,123,614	Microsoft Corp.	46,000,757
44,845	NetApp, Inc.	1,659,713
76,960	NVIDIA Corp.	1,462,240
34,079	NXP Semiconductor N.V.*	2,116,306
49,300	Paychex, Inc.	2,026,723
228,909	QUALCOMM, Inc.	18,415,729
30,527	SanDisk Corp.	2,949,824
44,498	Seagate Technology PLC	2,390,878
93,609	Symantec Corp.	2,058,462
146,765	Texas Instruments, Inc.	6,895,020
31,982	Western Digital Corp.	2,809,619
36,122	Xilinx, Inc.	1,696,289
136,636	Yahoo!, Inc.*	4,734,437
		332,904,909
	Materials — 0.2%
16,170	Sigma-Aldrich Corp.	1,593,230
	Telecommunication Services — 0.8%
17,393	SBA Communications Corp., Class A*	1,765,389
223,635	VimpelCom Ltd. (ADR)	1,871,825
70,980	Vodafone Group PLC (ADR)	2,485,010
		6,122,224
	Total Common Stocks (Cost $546,507,593)	564,740,390

Principal Amount
	U.S. Government & Agency Securities (a) — 6.8%
	Federal Home Loan Bank
$14,150,797	0.00%, due 06/02/14	14,150,797
	U.S. Treasury Bills
18,000,000	0.00%, due 07/10/14	17,998,811
17,000,000	0.00%, due 11/06/14	16,997,212
	Total U.S. Government & Agency Securities (Cost $49,146,250)	49,146,820
Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.8%
$49,162,775	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $49,163,021	$49,162,775
	Total Repurchase Agreements (Cost $49,162,775)	49,162,775
	Total Investment Securities (Cost $644,816,618) — 91.6%	663,049,985
	Other assets less liabilities — 8.4%	60,791,649
	Net Assets — 100.0%	$723,841,634

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $64,446,740.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,951,578
Aggregate gross unrealized depreciation	(11,963,599)
Net unrealized appreciation	$17,987,979
Federal income tax cost of investments	$645,062,006

Futures Contracts Purchased1

Ultra QQQ® had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini NASDAQ-100 Futures Contracts	851	06/20/14	$63,561,190	$3,232,480	$(45,902)	$—	$45,902	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

152 :: QLD ULTRA QQQ® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $2,761,495 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements1

Ultra QQQ® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$55,481,770	02/06/15	Citibank, N.A.	0.47%	NASDAQ-100 Index®	$5,076,109	$(5,045,546)	$—	$30,563
92,958,887	11/06/15	Credit Suisse International	0.45%	NASDAQ-100 Index®	10,287,547	(10,287,451)	(96)	—
74,057,059	11/06/15	Deutsche Bank AG	0.27%	PowerShares QQQ TrustSM, Series 1	4,047,298
293,574,777	11/06/15	Deutsche Bank AG	0.47%	NASDAQ-100 Index®	17,064,398
367,631,836					21,111,696	—	(21,000,002)	111,694
2,639,873	11/06/14	Goldman Sachs International	0.62%	NASDAQ-100 Index®	587,970
48,469,248	11/06/14	Goldman Sachs International	0.42%	PowerShares QQQ TrustSM, Series 1	2,851,870
51,109,121					3,439,840	(3,347,618)	—	92,222
2,295,902	11/06/15	Morgan Stanley & Co. International PLC	0.60%	NASDAQ-100 Index®	1,465,543
60,166,552	11/06/15	Morgan Stanley & Co. International PLC	0.55%	PowerShares QQQ TrustSM, Series 1	5,513,292
62,462,454					6,978,835	(6,978,835)	—	—
116,616,765	11/06/15	Societe Generale	0.55%	NASDAQ-100 Index®	6,064,488	—	(6,064,488)	—
73,155,400	01/06/15	UBS AG	0.50%	NASDAQ-100 Index®	5,037,452	(4,936,133)	—	101,319
$819,416,233					$57,995,967

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA QQQ® 153

Shares		Value
	Common Stocks (a) — 82.4%
	Consumer Discretionary — 10.8%
95,256	Home Depot, Inc. (The)	$7,642,389
95,256	McDonald's Corp.	9,661,816
95,256	NIKE, Inc., Class B	7,326,139
95,256	Walt Disney Co. (The)	8,002,457
		32,632,801
	Consumer Staples — 6.3%
95,256	Coca-Cola Co. (The)	3,896,923
95,256	Procter & Gamble Co. (The)	7,695,732
95,256	Wal-Mart Stores, Inc.	7,312,803
		18,905,458
	Energy — 7.1%
95,256	Chevron Corp.	11,696,484
95,256	Exxon Mobil Corp.	9,576,086
		21,272,570
	Financials — 12.7%
95,256	American Express Co.	8,715,924
95,256	Goldman Sachs Group, Inc. (The)	15,222,862
95,256	JPMorgan Chase & Co.	5,293,376
95,256	Travelers Cos., Inc. (The)	8,901,673
		38,133,835
	Health Care — 8.5%
95,256	Johnson & Johnson	9,664,674
95,256	Merck & Co., Inc.	5,511,512
95,256	Pfizer, Inc.	2,822,435
95,256	UnitedHealth Group, Inc.	7,585,235
		25,583,856
	Industrials — 16.5%
95,256	3M Co.	13,578,743
95,256	Boeing Co. (The)	12,883,374
95,256	Caterpillar, Inc.	9,738,021
95,256	General Electric Co.	2,551,908
95,256	United Technologies Corp.	11,070,652
		49,822,698
	Information Technology — 15.6%
95,256	Cisco Systems, Inc.	2,345,203
95,256	Intel Corp.	2,602,394
95,256	International Business Machines Corp.	17,561,396
95,256	Microsoft Corp.	3,899,781
95,256	Visa, Inc., Class A	20,463,846
		46,872,620
	Materials — 2.2%
95,256	E.I. du Pont de Nemours & Co.	6,602,193
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.7%
95,256	AT&T, Inc.	$3,378,730
95,256	Verizon Communications, Inc.	4,758,990
		8,137,720
	Total Common Stocks (Cost $229,720,492)	247,963,751
Principal Amount
	U.S. Government & Agency Securities (a) — 4.7%
	Federal Home Loan Bank
$2,229,217	0.00%, due 06/02/14	2,229,217
	U.S. Treasury Bills
7,000,000	0.00%, due 11/06/14	6,998,852
5,000,000	0.00%, due 11/20/14	4,998,870
	Total U.S. Government & Agency Securities (Cost $14,226,748)	14,226,939
	Repurchase Agreements (a)(b) — 4.5%
13,537,920	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $13,537,985	13,537,920
	Total Repurchase Agreements (Cost $13,537,920)	13,537,920
	Total Investment Securities (Cost $257,485,160) — 91.6%	275,728,610
	Other assets less liabilities — 8.4%	25,311,417
	Net Assets — 100.0%	$301,040,027

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $36,032,157.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,333,609
Aggregate gross unrealized depreciation	(2,090,159)
Net unrealized appreciation	$18,243,450
Federal income tax cost of investments	$257,485,160

See accompanying notes to the financial statements.

154 :: DDM ULTRA DOW30SM :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased1

Ultra Dow30SM had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Dow Jones Industrial Average Futures Contracts	403	06/20/14	$33,656,545	$696,789	$16,038	$—	$—	$16,038

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,584,798 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements1

Ultra Dow30SM had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$3,965,413	11/06/15	Bank of America, N.A.	0.60%	Dow Jones Industrial AverageSM Index	$455,468	$(304,186)	$—	$151,282
7,340,994	02/06/15	Citibank, N.A.	0.47%	Dow Jones Industrial AverageSM Index	456,028	(310,483)	—	145,545
111,069,546	11/06/15	Credit Suisse International	0.45%	Dow Jones Industrial AverageSM Index	5,610,714	(5,590,903)	—	19,811
53,199,334	11/06/15	Deutsche Bank AG	0.22%	Dow Jones Industrial AverageSM Index	3,758,246
99,530,483	11/06/14	Deutsche Bank AG	0.17%	SPDR® Dow Jones Industrial AverageSM ETF Trust	9,232,877
152,729,817					12,991,123	—	(12,850,001)	141,122
3,623,062	11/06/14	Goldman Sachs International	0.72%	Dow Jones Industrial AverageSM Index	271,919	(271,919)	—	—
8,990,377	11/06/15	Societe Generale	0.55%	Dow Jones Industrial AverageSM Index	1,083,677	—	(1,083,677)	—
32,736,265	01/06/15	UBS AG	0.50%	Dow Jones Industrial AverageSM Index	1,646,058	(1,464,163)	—	181,895
$320,455,474					$22,514,987

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA DOW30SM 155

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

156 :: DDM ULTRA DOW30SM :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.5%
6,441	Advance Auto Parts, Inc. (Consumer Discretionary)	0.5%	$799,779
4,704	Affiliated Managers Group, Inc.* (Financials)	0.6%	887,174
6,066	Alaska Air Group, Inc. (Industrials)	0.4%	597,258
1,476	Alleghany Corp.* (Financials)	0.4%	621,573
8,173	ANSYS, Inc.* (Information Technology)	0.4%	600,307
13,499	Arthur J. Gallagher & Co. (Financials)	0.4%	618,659
6,391	Ashland, Inc. (Materials)	0.4%	658,273
8,725	B/E Aerospace, Inc.* (Industrials)	0.5%	844,144
12,117	Church & Dwight Co., Inc. (Consumer Staples)	0.5%	838,860
7,685	Cimarex Energy Co. (Energy)	0.6%	992,364
12,143	Endo International PLC* (Health Care)	0.5%	857,174
5,531	Energizer Holdings, Inc. (Consumer Staples)	0.4%	641,596
4,363	Equinix, Inc.* (Information Technology)	0.5%	867,146
4,184	Everest Re Group Ltd. (Financials)	0.4%	669,524
5,902	Federal Realty Investment Trust (REIT) (Financials)	0.4%	705,407
24,405	Fidelity National Financial, Inc., Class A (Financials)	0.5%	813,663
12,960	Foot Locker, Inc. (Consumer Discretionary)	0.4%	624,413
14,632	Fortune Brands Home & Security, Inc. (Industrials)	0.4%	584,987
8,141	Gartner, Inc.* (Information Technology)	0.4%	578,744
8,784	Hanesbrands, Inc. (Consumer Discretionary)	0.5%	745,147
7,546	Henry Schein, Inc.* (Health Care)	0.6%	902,879
10,813	Hillshire Brands Co. (The) (Consumer Staples)	0.4%	576,117
17,573	HollyFrontier Corp. (Energy)	0.5%	865,470
24,234	Hologic, Inc.* (Health Care)	0.4%	592,279
4,557	IDEXX Laboratories, Inc.* (Health Care)	0.4%	585,483
8,077	J.B. Hunt Transport Services, Inc. (Industrials)	0.4%	627,260
10,928	Jarden Corp.* (Consumer Discretionary)	0.4%	618,306
26,618	LKQ Corp.* (Consumer Discretionary)	0.5%	738,383
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
7,027	Manpowergroup, Inc. (Industrials)	0.4%	$576,073
2,596	Mettler-Toledo International, Inc.* (Health Care)	0.4%	636,072
39,052	New York Community Bancorp, Inc. (Financials)	0.4%	596,715
9,556	Oceaneering International, Inc. (Energy)	0.4%	688,510
17,542	OGE Energy Corp. (Utilities)	0.4%	644,318
8,674	Packaging Corp. of America (Materials)	0.4%	599,894
5,805	Polaris Industries, Inc. (Consumer Discretionary)	0.5%	748,381
19,395	Realty Income Corp. (REIT) (Financials)	0.5%	839,803
12,511	ResMed, Inc. (Health Care)	0.4%	626,301
6,332	Rock-Tenn Co., Class A (Materials)	0.4%	639,722
5,594	Salix Pharmaceuticals Ltd.* (Health Care)	0.4%	638,163
7,085	Signet Jewelers Ltd. (Consumer Discretionary)	0.5%	751,648
16,686	Skyworks Solutions, Inc. (Information Technology)	0.4%	722,671
8,395	SL Green Realty Corp. (REIT) (Financials)	0.6%	919,168
5,668	Towers Watson & Co., Class A (Industrials)	0.4%	637,707
22,950	Trimble Navigation Ltd.* (Information Technology)	0.5%	827,807
6,844	Trinity Industries, Inc. (Industrials)	0.4%	592,211
22,207	UDR, Inc. (REIT) (Financials)	0.4%	611,137
8,233	United Rentals, Inc.* (Industrials)	0.5%	831,945
7,926	Universal Health Services, Inc., Class B (Health Care)	0.4%	709,932
8,478	Wabtec Corp. (Industrials)	0.4%	667,558
2,882,590	Other Common Stocks	65.7%	104,690,292
	Total Common Stocks (Cost $130,187,515)		139,248,397
Principal Amount
	U.S. Government & Agency Securities (a) — 19.9%
	Federal Home Loan Bank
$2,728,442	0.00%, due 06/02/14		2,728,442
	U.S. Treasury Bills
762,000	0.00%, due 07/03/14		761,964
11,000,000	0.00%, due 09/18/14		10,999,010
12,220,000	0.00%, due 09/25/14		12,218,974
5,000,000	0.00%, due 10/09/14		4,999,530
	Total U.S. Government & Agency Securities (Cost $31,707,431)		31,707,920

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MIDCAP400 MVV :: 157

Principal Amount		Value
	Repurchase Agreements (a)(b) — 22.4%
$35,667,907	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $35,668,069	$35,667,907
	Total Repurchase Agreements (Cost $35,667,907)	35,667,907
	Total Investment Securities (Cost $197,562,853) — 129.8%	206,624,224
	Liabilities in excess of other assets — (29.8%)	(47,388,377)
	Net Assets — 100.0%	$159,235,847

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $82,685,376.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,830,895
Aggregate gross unrealized depreciation	(3,740,998)
Net unrealized appreciation	$3,089,897
Federal income tax cost of investments	$203,534,327

Futures Contracts Purchased1

Ultra MidCap400 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P MidCap 400 Futures Contracts	166	06/20/14	$22,841,600	$283,195	$(19,365)	$—	$19,365	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,278,200 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

158 :: MVV ULTRA MIDCAP400 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra MidCap400 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$9,372,105	11/06/15	Bank of America, N.A.	0.30%	S&P MidCap 400® Index	$(4,700,633)	$4,700,633	$—	$—
11,891,755	01/06/15	Citibank, N.A.	0.32%	S&P MidCap 400® Index	(17,254,083)	17,254,083	—	—
8,386,542	11/06/15	Credit Suisse International	0.35%	S&P MidCap 400® Index	(2,514,285)	2,504,945	9,340	—
18,149,913	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	(11,336,140)
21,488,957	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	(6,982,076)
39,638,870					(18,318,216)	18,318,210	6	—
2,743,484	11/06/14	Goldman Sachs International	0.52%	S&P MidCap 400® Index	1,435,930
8,182,869	11/06/14	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	(10,286,329)
10,926,353					(8,850,399)	8,850,399	—	—
35,304,137	11/06/15	Morgan Stanley & Co. International PLC	0.35%	S&P MidCap 400® Index	1,815,358	(1,815,358)	—	—
31,903,340	11/06/15	Societe Generale	0.53%	S&P MidCap 400® Index	2,413,096	—	(2,413,096)	—
8,909,337	01/06/15	UBS AG	0.45%	S&P MidCap 400® Index	(931,850)	931,850	—	—
$156,332,439					$(48,341,012)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	10.9%
Consumer Staples	3.0%
Energy	5.3%
Financials	20.2%
Health Care	8.4%
Industrials	14.9%
Information Technology	13.6%
Materials	6.6%
Telecommunication Services	0.4%
Utilities	4.2%
Other[1]	12.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MIDCAP400 159

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 84.1%
4,663	Acuity Brands, Inc. (Industrials)	0.3%	$585,253
7,962	Align Technology, Inc.* (Health Care)	0.2%	434,805
6,327	Alnylam Pharmaceuticals, Inc.* (Health Care)	0.2%	375,128
61,603	American Realty Capital Properties, Inc. (REIT) (Financials)	0.4%	764,493
12,684	ARRIS Group, Inc.* (Information Technology)	0.2%	419,967
10,202	Aspen Technology, Inc.* (Information Technology)	0.2%	438,584
4,000	athenahealth, Inc.* (Health Care)	0.2%	507,640
7,599	Axiall Corp. (Materials)	0.1%	351,150
4,793	Belden, Inc. (Information Technology)	0.1%	345,048
9,848	Brunswick Corp. (Consumer Discretionary)	0.2%	424,449
5,925	Centene Corp.* (Health Care)	0.2%	441,531
24,187	CNO Financial Group, Inc. (Financials)	0.2%	390,136
3,107	CoStar Group, Inc.* (Information Technology)	0.2%	492,615
17,190	Dana Holding Corp. (Consumer Discretionary)	0.2%	380,587
17,224	Darling Ingredients, Inc.* (Consumer Staples)	0.1%	344,308
10,887	Dynegy, Inc.* (Utilities)	0.2%	366,892
5,239	EnerSys, Inc. (Industrials)	0.2%	361,701
3,405	Esterline Technologies Corp.* (Industrials)	0.2%	379,487
4,545	FEI Co. (Information Technology)	0.2%	379,280
4,181	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.2%	379,300
7,222	HEICO Corp. (Industrials)	0.2%	376,194
9,781	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	396,913
10,694	InterMune, Inc.* (Health Care)	0.2%	423,696
12,227	Isis Pharmaceuticals, Inc.* (Health Care)	0.2%	357,273
13,774	Kate Spade & Co.* (Consumer Discretionary)	0.2%	501,511
28,897	Kodiak Oil & Gas Corp.* (Energy)	0.2%	367,859
11,318	LaSalle Hotel Properties (REIT) (Financials)	0.2%	373,381
15,321	Live Nation Entertainment, Inc.* (Consumer Discretionary)	0.2%	363,414
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,046	Middleby Corp. (The)* (Industrials)	0.2%	$488,626
4,933	Moog, Inc., Class A* (Industrials)	0.1%	355,472
39,969	NorthStar Realty Finance Corp. (REIT) (Financials)	0.3%	661,487
10,182	PacWest Bancorp (Financials)	0.2%	411,556
10,246	PolyOne Corp. (Materials)	0.2%	411,172
6,917	Prosperity Bancshares, Inc. (Financials)	0.2%	402,085
13,023	PTC, Inc.* (Information Technology)	0.2%	479,246
5,648	Questcor Pharmaceuticals, Inc. (Health Care)	0.2%	509,054
79,492	Rite Aid Corp.* (Consumer Staples)	0.3%	664,553
14,251	RLJ Lodging Trust (REIT) (Financials)	0.2%	394,895
6,564	Spirit Airlines, Inc.* (Industrials)	0.2%	387,735
6,417	STERIS Corp. (Health Care)	0.1%	343,438
29,009	SunEdison, Inc.* (Information Technology)	0.3%	571,187
3,582	Targa Resources Corp. (Energy)	0.2%	411,787
7,478	Team Health Holdings, Inc.* (Health Care)	0.2%	379,658
4,068	Teledyne Technologies, Inc.* (Industrials)	0.2%	385,524
6,623	Tenneco, Inc.* (Consumer Discretionary)	0.2%	422,216
3,010	Ultimate Software Group, Inc. (The)* (Information Technology)	0.2%	$382,661
5,369	United Natural Foods, Inc.* (Consumer Staples)	0.2%	361,924
4,732	WellCare Health Plans, Inc.* (Health Care)	0.2%	366,493
4,224	WEX, Inc.* (Information Technology)	0.2%	406,729
8,504,750	Other Common Stocks	74.2%	156,682,297
	Total Common Stocks (Cost $181,035,943)		177,602,390
	Investment Companies (a) — 0.0% ‡
988	Firsthand Technology Value Fund, Inc.	0.0%	20,560
1,312	Stellus Capital Investment Corp.	0.0%	18,473
	Total Investment Companies (Cost $40,909)		39,033

See accompanying notes to the financial statements.

160 :: UWM ULTRA RUSSELL2000 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0% ‡
49,993	Leap Wireless International, Inc.*^	0.0%	$125,982
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		125,982
No. of Warrants
	Warrants — 0.0% ‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Securities (a) — 18.5%
	Federal Home Loan Bank
$17,381,832	0.00%, due 06/02/14		17,381,832
	U.S. Treasury Bills
21,063,000	0.00%, due 07/31/14		21,062,052
612,000	0.00%, due 10/09/14		611,943
	Total U.S. Government & Agency Securities (Cost $39,055,289)		39,055,827
Principal Amount		Value
	Repurchase Agreements (a)(b) — 39.7%
$83,851,753	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $83,852,156	$83,851,753
	Total Repurchase Agreements (Cost $83,851,753)	83,851,753
	Total Investment Securities (Cost $303,983,894) — 142.3%	300,674,985
	Liabilities in excess of other assets — (42.3%)	(89,407,962)
	Net Assets — 100.0%	$211,267,023

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $125,982 or 0.06% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $147,542,377.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,705,175
Aggregate gross unrealized depreciation	(58,863,755)
Net unrealized depreciation	$(50,158,580)
Federal income tax cost of investments	$350,833,565

Futures Contracts Purchased1

Ultra Russell2000 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Russell 2000 Futures Contracts	178	06/20/14	$20,174,520	$447,704	$(20,446)	$—	$20,446	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $998,580 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL2000 UWM :: 161

Swap Agreements1

Ultra Russell2000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$50,508,448	11/06/15	Bank of America, N.A.	(0.03)%	Russell 2000® Index	$(29,424,050)	$29,424,050	$—	$—
69,518,088	11/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	(30,691,590)	30,691,590	—	—
1,676,153	11/06/15	Credit Suisse International	(0.10)%	Russell 2000® Index	657,265	(453,049)	—	204,216
375,292	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	605,400
18,453,904	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	(2,044,814)
18,829,196					(1,439,414)	1,439,411	3	—
8,195,872	11/06/15	Goldman Sachs International	0.22%	Russell 2000® Index	(20,116,923)	20,116,923	—	—
2,328,691	11/06/15	Morgan Stanley & Co. International PLC	(0.35)%	iShares® Russell 2000 ETF	490,202
24,850,406	01/06/16	Morgan Stanley & Co. International PLC	(0.05)%	Russell 2000® Index	(1,880,398)
27,179,097					(1,390,196)	1,344,056	—	(46,140)
45,177,044	11/06/15	Societe Generale	0.15%	Russell 2000® Index	(8,910,374)	8,910,329	45	—
3,614,011	11/06/15	UBS AG	0.00%	Russell 2000® Index	1,272,933	(1,272,933)	—	—
$224,697,909					$(90,042,349)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	10.8%
Consumer Staples	3.2%
Energy	5.1%
Financials	19.9%
Health Care	11.0%
Industrials	12.2%
Information Technology	14.5%
Materials	4.0%
Telecommunication Services	0.6%
Utilities	2.8%
Other[1]	15.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

162 :: UWM ULTRA RUSSELL2000 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.1%
2,152	Actuant Corp., Class A (Industrials)	0.3%	$76,461
789	Anixter International, Inc. (Information Technology)	0.4%	81,267
3,495	ARRIS Group, Inc.* (Information Technology)	0.5%	115,719
1,285	Belden, Inc. (Information Technology)	0.4%	92,507
1,072	Bristow Group, Inc. (Energy)	0.4%	81,451
556	Buffalo Wild Wings, Inc.* (Consumer Discretionary)	0.4%	80,348
1,224	Carrizo Oil & Gas, Inc.* (Energy)	0.3%	70,331
1,138	Casey's General Stores, Inc. (Consumer Staples)	0.4%	81,060
1,704	Centene Corp.* (Health Care)	0.6%	126,982
2,440	Cognex Corp.* (Information Technology)	0.4%	87,840
704	Cracker Barrel Old Country Store, Inc. (Consumer Discretionary)	0.3%	70,787
1,420	Curtiss-Wright Corp. (Industrials)	0.4%	94,615
4,858	Darling Ingredients, Inc.* (Consumer Staples)	0.4%	97,111
5,780	DiamondRock Hospitality Co. (REIT) (Financials)	0.3%	71,788
1,979	EMCOR Group, Inc. (Industrials)	0.4%	88,105
1,394	EnerSys, Inc. (Industrials)	0.4%	96,242
1,565	EPR Properties (REIT) (Financials)	0.4%	84,385
1,735	Exterran Holdings, Inc. (Energy)	0.3%	72,419
2,132	Geo Group, Inc. (The) (REIT) (Financials)	0.3%	72,509
1,480	H.B. Fuller Co. (Materials)	0.3%	70,788
2,838	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.3%	70,751
1,239	Jack in the Box, Inc. (Consumer Discretionary)	0.3%	71,527
2,377	KapStone Paper and Packaging Corp.* (Materials)	0.3%	69,052
3,075	LaSalle Hotel Properties (REIT) (Financials)	0.4%	101,444
4,201	Live Nation Entertainment, Inc.* (Consumer Discretionary)	0.4%	99,648
2,260	Manhattan Associates, Inc.* (Information Technology)	0.3%	73,360
2,006	MAXIMUS, Inc. (Information Technology)	0.4%	89,628
1,341	Moog, Inc., Class A* (Industrials)	0.4%	96,632
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,674	PAREXEL International Corp.* (Health Care)	0.4%	$84,453
2,304	Piedmont Natural Gas Co., Inc. (Utilities)	0.4%	82,460
1,331	Pool Corp. (Consumer Discretionary)	0.3%	76,839
1,475	Portfolio Recovery Associates, Inc.* (Financials)	0.4%	82,290
1,606	Post Properties, Inc. (REIT) (Financials)	0.4%	82,147
1,788	ProAssurance Corp. (Financials)	0.4%	81,265
1,648	Questcor Pharmaceuticals, Inc. (Health Care)	0.7%	148,534
1,375	Southwest Gas Corp. (Utilities)	0.3%	71,995
962	Sovran Self Storage, Inc. (REIT) (Financials)	0.3%	73,882
1,793	Stifel Financial Corp.* (Financials)	0.3%	81,044
1,620	Stone Energy Corp.* (Energy)	0.3%	71,912
1,052	Synaptics, Inc.* (Information Technology)	0.3%	71,620
2,822	Tanger Factory Outlet Centers, Inc. (REIT) (Financials)	0.4%	99,955
1,113	Teledyne Technologies, Inc.* (Industrials)	0.5%	105,479
1,668	Toro Co. (The) (Industrials)	0.5%	107,719
1,079	TreeHouse Foods, Inc.* (Consumer Staples)	0.4%	80,871
4,842	TriQuint Semiconductor, Inc.* (Information Technology)	0.3%	75,342
1,583	U.S. Silica Holdings, Inc. (Materials)	0.4%	80,052
1,231	UNS Energy Corp. (Utilities)	0.3%	74,562
2,080	West Pharmaceutical Services, Inc. (Health Care)	0.4%	87,547
2,981	Wolverine World Wide, Inc. (Consumer Discretionary)	0.3%	77,118
629,441	Other Common Stocks	67.7%	15,447,364
	Total Common Stocks (Cost $19,918,954)		19,629,207
Principal Amount
	U.S. Government & Agency Security (a) — 0.6%
	Federal Home Loan Bank
$135,591	0.00%, due 06/02/14		135,591
	Total U.S. Government & Agency Security (Cost $135,591)		135,591

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA SMALLCAP600 SAA :: 163

Principal Amount		Value
	Repurchase Agreements (a)(b) — 4.0%
$913,357	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $913,361	$913,357
	Total Repurchase Agreements (Cost $913,357)	913,357
	Total Investment Securities (Cost $20,967,902) — 90.7%	20,678,155
	Other assets less liabilities — 9.3%	2,124,683
	Net Assets — 100.0%	$22,802,838

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,395,909.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$798,099
Aggregate gross unrealized depreciation	(1,194,327)
Net unrealized depreciation	$(396,228)
Federal income tax cost of investments	$21,074,383

Swap Agreements1

Ultra SmallCap600 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$2,574,253	01/06/16	Bank of America, N.A.	0.40%	S&P SmallCap 600® Index	$42,672	$—	$—	$42,672
2,740,685	11/06/15	Citibank, N.A.	0.12%	S&P SmallCap 600® Index	81,211	—	—	81,211
1,953,059	11/06/15	Credit Suisse International	(0.05)%	S&P SmallCap 600® Index	80,953	—	—	80,953
130,000	01/06/16	Deutsche Bank AG	(0.08)%	iShares® Core S&P Small-Cap ETF	2,078
1,407,456	11/06/15	Deutsche Bank AG	(0.08)%	S&P SmallCap 600® Index	89,532
1,537,456					91,610	—	—	91,610
15,521,261	11/06/15	Morgan Stanley & Co. International PLC	0.30%	S&P SmallCap 600® Index	458,776	(458,776)	—	—
1,650,073	11/06/15	Societe Generale	0.55%	S&P SmallCap 600® Index	1,456,495	—	(1,456,495)	—
$25,976,787					$2,211,717

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

164 :: SAA ULTRA SMALLCAP600 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	13.1%
Consumer Staples	3.2%
Energy	4.2%
Financials	18.2%
Health Care	9.3%
Industrials	13.4%
Information Technology	15.7%
Materials	5.3%
Telecommunication Services	0.4%
Utilities	3.3%
Other[1]	13.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA SMALLCAP600 165

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 69.8%
14,570	3M Co. (Industrials)	0.4%	$2,076,953
36,753	AbbVie, Inc. (Health Care)	0.3%	1,996,790
46,114	Altria Group, Inc. (Consumer Staples)	0.3%	1,916,498
8,606	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	2,689,805
21,142	American Express Co. (Financials)	0.3%	1,934,493
33,879	American International Group, Inc. (Financials)	0.3%	1,831,838
17,470	Amgen, Inc. (Health Care)	0.4%	2,026,345
20,642	Apple, Inc. (Information Technology)	2.3%	13,066,386
120,476	AT&T, Inc. (Telecommunication Services)	0.7%	4,273,284
244,520	Bank of America Corp. (Financials)	0.6%	3,702,033
41,657	Berkshire Hathaway, Inc., Class B* (Financials)	0.9%	5,346,259
15,822	Boeing Co. (The) (Industrials)	0.4%	2,139,925
38,035	Bristol-Myers Squibb Co. (Health Care)	0.3%	1,891,861
44,175	Chevron Corp. (Energy)	1.0%	5,424,248
119,193	Cisco Systems, Inc. (Information Technology)	0.5%	2,934,532
70,260	Citigroup, Inc. (Financials)	0.6%	3,342,268
87,667	Coca-Cola Co. (The) (Consumer Staples)	0.6%	3,586,457
60,310	Comcast Corp., Class A (Consumer Discretionary)	0.6%	3,148,182
28,367	ConocoPhillips (Energy)	0.4%	2,267,658
27,355	CVS Caremark Corp. (Consumer Staples)	0.4%	2,142,444
99,981	Exxon Mobil Corp. (Energy)	1.8%	10,051,090
39,525	Facebook, Inc., Class A* (Information Technology)	0.4%	2,501,932
232,142	General Electric Co. (Industrials)	1.1%	6,219,084
35,589	Gilead Sciences, Inc.* (Health Care)	0.5%	2,890,183
6,530	Google, Inc., Class A* (Information Technology)	0.7%	3,732,874
6,530	Google, Inc., Class C* (Information Technology)	0.6%	3,663,199
32,579	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	2,613,813
115,036	Intel Corp. (Information Technology)	0.5%	3,142,784
22,653	International Business Machines Corp. (Information Technology)	0.7%	4,176,307
65,453	Johnson & Johnson (Health Care)	1.2%	6,640,861
87,619	JPMorgan Chase & Co. (Financials)	0.9%	4,868,988
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
22,901	McDonald's Corp. (Consumer Discretionary)	0.4%	$2,322,848
68,034	Merck & Co., Inc. (Health Care)	0.7%	3,936,447
174,775	Microsoft Corp. (Information Technology)	1.3%	7,155,289
18,389	Occidental Petroleum Corp. (Energy)	0.3%	1,833,199
80,122	Oracle Corp. (Information Technology)	0.6%	3,366,726
35,226	PepsiCo, Inc. (Consumer Staples)	0.5%	3,111,513
147,685	Pfizer, Inc. (Health Care)	0.8%	4,375,907
36,676	Philip Morris International, Inc. (Consumer Staples)	0.6%	3,247,293
62,731	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	5,068,037
39,124	QUALCOMM, Inc. (Information Technology)	0.6%	3,147,526
30,251	Schlumberger Ltd. (Energy)	0.6%	3,147,314
10,528	Union Pacific Corp. (Industrials)	0.4%	2,097,915
19,485	United Technologies Corp. (Industrials)	0.4%	2,264,547
95,813	Verizon Communications, Inc. (Telecommunication Services)	0.8%	4,786,817
11,733	Visa, Inc., Class A (Information Technology)	0.4%	2,520,600
37,431	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	2,873,578
37,702	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	3,167,345
110,792	Wells Fargo & Co. (Financials)	1.0%	5,626,018
3,867,950	Other Common Stocks	37.7%	214,694,634
	Total Common Stocks (Cost $391,876,479)		396,982,927
Principal Amount
	U.S. Government & Agency Security (a) — 1.1%
	Federal Home Loan Bank
$6,280,275	0.00%, due 06/02/14		6,280,275
	Total U.S. Government & Agency Security (Cost $6,280,275)		6,280,275

See accompanying notes to the financial statements.

166 :: UPRO ULTRAPRO S&P500® :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.5%
$48,573,470	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $48,573,696	$48,573,470
	Total Repurchase Agreements (Cost $48,573,470)	48,573,470
	Total Investment Securities (Cost $446,730,224) — 79.4%	451,836,672
	Other assets less liabilities — 20.6%	117,066,960
	Net Assets — 100.0%	$568,903,632

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $196,526,122.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,633,385
Aggregate gross unrealized depreciation	(7,831,671)
Net unrealized appreciation	$4,801,714
Federal income tax cost of investments	$447,034,958

Futures Contracts Purchased1

UltraPro S&P500® had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P 500 Futures Contracts	1,627	06/20/14	$156,253,013	$5,753,167	$178,035	$—	$—	$178,035

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $7,740,453 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO S&P500® 167

Swap Agreements1

UltraPro S&P500® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$9,575,008	11/06/15	Bank of America, N.A.	0.40%	SPDR® S&P 500® ETF Trust	$9,183,988
450,767,072	11/06/15	Bank of America, N.A.	0.55%	S&P 500® Index	12,619,155
460,342,080					21,803,143	$(20,932,852)	$—	$870,291
141,939,659	01/06/15	Citibank, N.A.	0.47%	S&P 500® Index	7,871,053	(7,871,053)	—	—
81,795,704	11/06/15	Credit Suisse International	0.45%	S&P 500® Index	5,868,792	(5,824,599)	—	44,193
2,013,574	11/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	1,522,267
201,739,409	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	28,249,776
203,752,983					29,772,043	—	(29,400,002)	372,041
983,359	11/06/14	Goldman Sachs International	0.52%	SPDR® S&P 500® ETF Trust	(213,514)
89,923,529	11/06/14	Goldman Sachs International	0.62%	S&P 500® Index	4,717,178
90,906,888					4,503,664	(4,398,778)	—	104,886
3,914,542	11/06/15	Morgan Stanley & Co. International PLC	0.45%	SPDR® S&P 500® ETF Trust	3,578,161
55,222,446	11/06/15	Morgan Stanley & Co. International PLC	0.55%	S&P 500® Index	5,794,441
59,136,988					9,372,602	(9,372,602)	—	—
10,895,906	11/06/15	Societe Generale	0.55%	S&P 500® Index	8,531,338	—	(8,495,004)	36,334
104,718,451	01/06/15	UBS AG	0.50%	S&P 500® Index	7,891,606	(7,891,606)	—	—
$1,153,488,659					$95,614,241

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

168 :: UPRO ULTRAPRO S&P500® :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	8.3%
Consumer Staples	6.8%
Energy	7.3%
Financials	11.1%
Health Care	9.3%
Industrials	7.5%
Information Technology	13.2%
Materials	2.5%
Telecommunication Services	1.7%
Utilities	2.1%
Other[1]	30.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO S&P500® 169

Shares		Value
	Common Stocks (a) — 57.6%
	Consumer Discretionary — 11.2%
37,059	Amazon.com, Inc.*	$11,582,790
17,183	Bed Bath & Beyond, Inc.*	1,045,586
8,569	Charter Communications, Inc., Class A*	1,226,567
172,648	Comcast Corp., Class A	9,012,226
41,111	DIRECTV*	3,389,191
11,860	Discovery Communications, Inc., Class A*	912,746
17,751	DISH Network Corp., Class A*	1,041,274
16,796	Dollar Tree, Inc.*	890,692
9,416	Expedia, Inc.	690,193
15,745	Garmin Ltd.	927,538
17,923	Liberty Global PLC, Class A*	806,893
37,865	Liberty Interactive Corp., Class A*	1,103,007
8,428	Liberty Media Corp.*	1,071,452
23,792	Marriott International, Inc., Class A	1,466,063
27,462	Mattel, Inc.	1,066,349
4,829	Netflix, Inc.*	2,017,701
2	News Corp., Class A*	34
8,587	O'Reilly Automotive, Inc.*	1,270,447
4,209	Priceline Group, Inc. (The)*	5,381,754
17,345	Ross Stores, Inc.	1,187,265
492,076	Sirius XM Holdings, Inc.*	1,614,009
52,753	Staples, Inc.	593,471
61,005	Starbucks Corp.	4,468,006
9,938	Tesla Motors, Inc.*	2,064,818
11,265	Tractor Supply Co.	732,450
10,449	TripAdvisor, Inc.*	1,015,329
117,681	Twenty-First Century Fox, Inc., Class A	4,167,084
31,221	Viacom, Inc., Class B	2,664,088
8,165	Wynn Resorts Ltd.	1,755,230
		65,164,253
	Consumer Staples — 2.7%
35,487	Costco Wholesale Corp.	4,117,202
13,449	Keurig Green Mountain, Inc.	1,516,778
48,129	Kraft Foods Group, Inc.	2,861,750
141,537	Mondelez International, Inc., Class A	5,324,622
13,463	Monster Beverage Corp.*	934,063
30,017	Whole Foods Market, Inc.	1,147,850
		15,902,265
	Health Care — 8.0%
15,963	Alexion Pharmaceuticals, Inc.*	2,654,966
60,939	Amgen, Inc.	7,068,315
19,075	Biogen Idec, Inc.*	6,091,983
16,647	Catamaran Corp.*	728,473
32,771	Celgene Corp.*	5,014,946
Shares		Value
	Common Stocks (a) (continued)
27,764	Cerner Corp.*	$1,500,644
62,631	Express Scripts Holding Co.*	4,476,237
124,143	Gilead Sciences, Inc.*	10,081,653
6,892	Henry Schein, Inc.*	824,628
10,345	Illumina, Inc.*	1,637,096
3,080	Intuitive Surgical, Inc.*	1,138,799
30,019	Mylan, Inc.*	1,496,147
7,902	Regeneron Pharmaceuticals, Inc.*	2,425,598
19,030	Vertex Pharmaceuticals, Inc.*	1,375,108
		46,514,593
	Industrials — 1.0%
12,231	C.H. Robinson Worldwide, Inc.	732,148
16,355	Expeditors International of Washington, Inc.	744,316
23,950	Fastenal Co.	1,167,563
28,603	PACCAR, Inc.	1,812,286
6,877	Stericycle, Inc.*	786,522
13,464	Verisk Analytics, Inc., Class A*	796,934
		6,039,769
	Information Technology — 33.9%
56,127	Activision Blizzard, Inc.	1,166,319
40,309	Adobe Systems, Inc.*	2,601,543
14,448	Akamai Technologies, Inc.*	785,104
25,629	Altera Corp.	849,089
25,218	Analog Devices, Inc.	1,320,919
71,987	Apple, Inc.	45,567,771
97,730	Applied Materials, Inc.	1,973,169
18,291	Autodesk, Inc.*	957,900
38,887	Automatic Data Processing, Inc.	3,098,516
20,149	Avago Technologies Ltd.	1,423,930
22,263	Baidu, Inc. (ADR)*	3,695,658
42,854	Broadcom Corp., Class A	1,365,757
36,134	CA, Inc.	1,036,684
15,514	Check Point Software Technologies Ltd.*	1,000,343
415,723	Cisco Systems, Inc.	10,235,100
13,227	Citrix Systems, Inc.*	819,677
49,016	Cognizant Technology Solutions Corp., Class A*	2,382,668
104,481	eBay, Inc.*	5,300,321
3,989	Equinix, Inc.*	792,814
6,088	F5 Networks, Inc.*	660,852
159,448	Facebook, Inc., Class A*	10,093,058
20,534	Fiserv, Inc.*	1,234,299
22,589	Google, Inc., Class A*	12,913,002
22,589	Google, Inc., Class C*	12,671,977
401,254	Intel Corp.	10,962,259
22,866	Intuit, Inc.	1,813,045
13,448	KLA-Tencor Corp.	881,113
19,038	Linear Technology Corp.	878,794

See accompanying notes to the financial statements.

170 :: TQQQ ULTRAPRO QQQ® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
22,766	Maxim Integrated Products, Inc.	$779,735
85,617	Micron Technology, Inc.*	2,447,790
669,897	Microsoft Corp.	27,425,583
26,729	NetApp, Inc.	989,240
45,885	NVIDIA Corp.	871,815
20,316	NXP Semiconductor N.V.*	1,261,624
29,392	Paychex, Inc.	1,208,305
136,469	QUALCOMM, Inc.	10,978,931
18,197	SanDisk Corp.	1,758,376
26,527	Seagate Technology PLC	1,425,296
55,814	Symantec Corp.	1,227,350
87,500	Texas Instruments, Inc.	4,110,750
19,063	Western Digital Corp.	1,674,685
21,537	Xilinx, Inc.	1,011,378
81,458	Yahoo!, Inc.*	2,822,520
		198,475,059
	Materials — 0.2%
9,639	Sigma-Aldrich Corp.	949,731
	Telecommunication Services — 0.6%
10,369	SBA Communications Corp., Class A*	1,052,454
133,331	VimpelCom Ltd. (ADR)	1,115,980
42,316	Vodafone Group PLC (ADR)	1,481,483
		3,649,917
	Total Common Stocks (Cost $332,366,198)	336,695,587
Principal Amount
	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
$8,066,582	0.00%, due 06/02/14	8,066,582
	Total U.S. Government & Agency Security (Cost $8,066,582)	8,066,582
Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.2%
$36,489,859	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $36,490,036	$36,489,859
	Total Repurchase Agreements (Cost $36,489,859)	36,489,859
	Total Investment Securities (Cost $376,922,639) — 65.2%	381,252,028
	Other assets less liabilities — 34.8%	203,608,206
	Net Assets — 100.0%	$584,860,234

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $65,246,243.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,597,706
Aggregate gross unrealized depreciation	(10,387,778)
Net unrealized appreciation	$4,209,928
Federal income tax cost of investments	$377,042,100

Futures Contracts Purchased1

UltraPro QQQ® had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini NASDAQ-100 Futures Contracts	199	06/20/14	$14,863,310	$719,916	$(55,326)	$—	$55,326	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO QQQ® 171

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $645,755 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements1

UltraPro QQQ® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$230,476,553	11/06/15	Bank of America, N.A.	0.60%	NASDAQ-100 Index®	$17,154,628	$(17,154,628)	$—	$—
545,244,948	02/06/15	Citibank, N.A.	0.47%	NASDAQ-100 Index®	49,300,442	(49,300,442)	—	—
32,665,210	11/06/14	Credit Suisse International	0.45%	NASDAQ-100 Index®	32,557,851	(32,557,408)	(443)	—
4,929	11/06/15	Deutsche Bank AG	0.47%	NASDAQ-100 Index®	265,796
54,908,205	11/06/15	Deutsche Bank AG	0.27%	PowerShares QQQ TrustSM, Series 1	4,813,580
54,913,134					5,079,376	—	(4,900,015)	179,361
		Goldman Sachs
117,426	11/06/14	International	0.62%	NASDAQ-100 Index®	469
		Goldman Sachs		PowerShares QQQ
1,042,150	11/06/14	International	0.42%	TrustSM, Series 1	34,784,177
1,159,576					34,784,646	(34,784,646)	—	—
3,272,595	11/06/15	Morgan Stanley & Co. International PLC	0.60%	NASDAQ-100 Index®	1,303,495
28,610,847	11/06/14	Morgan Stanley & Co. International PLC	0.55%	PowerShares QQQ TrustSM, Series 1	22,312,417
31,883,442					23,615,912	(23,615,912)	—	—
506,678,510	11/06/15	Societe Generale	0.55%	NASDAQ-100 Index®	35,413,638	—	(35,413,638)	—
78,062	01/06/15	UBS AG	0.50%	NASDAQ-100 Index®	(1,239)	1,239	—	—
$1,403,099,435					$197,905,254

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

172 :: TQQQ ULTRAPRO QQQ® :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 74.3%
	Consumer Discretionary — 9.8%
33,301	Home Depot, Inc. (The)	$2,671,739
33,301	McDonald's Corp.	3,377,721
33,301	NIKE, Inc., Class B	2,561,180
33,301	Walt Disney Co. (The)	2,797,617
		11,408,257
	Consumer Staples — 5.7%
33,301	Coca-Cola Co. (The)	1,362,344
33,301	Procter & Gamble Co. (The)	2,690,388
33,301	Wal-Mart Stores, Inc.	2,556,518
		6,609,250
	Energy — 6.4%
33,301	Chevron Corp.	4,089,030
33,301	Exxon Mobil Corp.	3,347,749
		7,436,779
	Financials — 11.4%
33,301	American Express Co.	3,047,041
33,301	Goldman Sachs Group, Inc. (The)	5,321,833
33,301	JPMorgan Chase & Co.	1,850,537
33,301	Travelers Cos., Inc. (The)	3,111,978
		13,331,389
	Health Care — 7.7%
33,301	Johnson & Johnson	3,378,719
33,301	Merck & Co., Inc.	1,926,796
33,301	Pfizer, Inc.	986,709
33,301	UnitedHealth Group, Inc.	2,651,759
		8,943,983
	Industrials — 14.9%
33,301	3M Co.	4,747,058
33,301	Boeing Co. (The)	4,503,960
33,301	Caterpillar, Inc.	3,404,361
33,301	General Electric Co.	892,134
33,301	United Technologies Corp.	3,870,242
		17,417,755
	Information Technology — 14.0%
33,301	Cisco Systems, Inc.	819,871
33,301	Intel Corp.	909,783
33,301	International Business Machines Corp.	6,139,372
33,301	Microsoft Corp.	1,363,343
33,301	Visa, Inc., Class A	7,154,054
		16,386,423
Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.0%
33,301	E.I. du Pont de Nemours & Co.	$2,308,092
	Telecommunication Services — 2.4%
33,301	AT&T, Inc.	1,181,186
33,301	Verizon Communications, Inc.	1,663,718
		2,844,904
	Total Common Stocks (Cost $84,348,538)	86,686,832
Principal Amount
	U.S. Government & Agency Security (a) — 1.9%
	Federal Home Loan Bank
$2,180,134	0.00%, due 06/02/14	2,180,134
	Total U.S. Government & Agency Security (Cost $2,180,134)	2,180,134
	Repurchase Agreements (a)(b) — 9.2%
10,678,901	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $10,678,953	10,678,901
	Total Repurchase Agreements (Cost $10,678,901)	10,678,901
	Total Investment Securities (Cost $97,207,573) — 85.4%	99,545,867
	Other assets less liabilities — 14.6%	16,974,700
	Net Assets — 100.0%	$116,520,567

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $26,916,959.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,078,779
Aggregate gross unrealized depreciation	(745,873)
Net unrealized appreciation	$2,332,906
Federal income tax cost of investments	$97,212,961

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO DOW30SM 173

Futures Contracts Purchased1

UltraPro Dow30SM had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Dow Jones Industrial Average Futures Contracts	255	06/20/14	$21,296,325	$492,814	$(8,317)	$—	$8,317	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,002,788 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements1

UltraPro Dow30SM had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$45,751,384	11/06/15	Bank of America, N.A.	0.60%	Dow Jones Industrial AverageSM Index	$3,866,322	$(3,767,737)	$—	$98,585
39,826,016	02/06/15	Citibank, N.A.	0.47%	Dow Jones Industrial AverageSM Index	1,641,545	(1,411,206)	—	230,339
2,523,373	11/06/15	Credit Suisse International	0.45%	Dow Jones Industrial AverageSM Index	127,469	—	—	127,469
1,328,594	11/06/15	Deutsche Bank AG	0.17%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,000,612
90,628,861	11/06/15	Deutsche Bank AG	0.22%	Dow Jones Industrial AverageSM Index	4,428,759
91,957,455					5,429,371	—	(5,150,000)	279,371
1,733,671	11/06/14	Goldman Sachs International	0.72%	Dow Jones Industrial AverageSM Index	204,310	—	—	204,310
1,026,568	11/06/15	Morgan Stanley & Co. International PLC	0.60%	Dow Jones Industrial AverageSM Index	210,525
1,449,021	11/06/15	Morgan Stanley & Co. International PLC	0.50%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,321,041
2,475,589					1,531,566	(1,531,566)	—	—
54,766,469	11/06/15	Societe Generale	0.55%	Dow Jones Industrial AverageSM Index	2,605,679	—	(2,605,679)	—
2,537,549	01/06/15	UBS AG	0.50%	Dow Jones Industrial AverageSM Index	127,594	—	—	127,594
$241,571,506					$15,533,856

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

174 :: UDOW ULTRAPRO DOW30SM :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO DOW30SM 175

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.7%
1,691	Advance Auto Parts, Inc. (Consumer Discretionary)	0.5%	$209,971
1,235	Affiliated Managers Group, Inc.* (Financials)	0.5%	232,921
1,593	Alaska Air Group, Inc. (Industrials)	0.3%	156,847
388	Alleghany Corp.* (Financials)	0.4%	163,395
2,146	ANSYS, Inc.* (Information Technology)	0.4%	157,624
3,543	Arthur J. Gallagher & Co. (Financials)	0.4%	162,376
1,678	Ashland, Inc. (Materials)	0.4%	172,834
2,291	B/E Aerospace, Inc.* (Industrials)	0.5%	221,654
3,182	Church & Dwight Co., Inc. (Consumer Staples)	0.5%	220,290
2,018	Cimarex Energy Co. (Energy)	0.6%	260,584
3,189	Endo International PLC* (Health Care)	0.5%	225,111
1,452	Energizer Holdings, Inc. (Consumer Staples)	0.4%	168,432
1,146	Equinix, Inc.* (Information Technology)	0.5%	227,768
1,099	Everest Re Group Ltd. (Financials)	0.4%	175,862
1,550	Federal Realty Investment Trust (REIT) (Financials)	0.4%	185,256
6,409	Fidelity National Financial, Inc., Class A (Financials)	0.5%	213,676
3,403	Foot Locker, Inc. (Consumer Discretionary)	0.4%	163,956
3,842	Fortune Brands Home & Security, Inc. (Industrials)	0.3%	153,603
2,138	Gartner, Inc.* (Information Technology)	0.3%	151,990
2,307	Hanesbrands, Inc. (Consumer Discretionary)	0.4%	195,703
1,982	Henry Schein, Inc.* (Health Care)	0.5%	237,146
2,839	Hillshire Brands Co. (The) (Consumer Staples)	0.3%	151,262
4,615	HollyFrontier Corp. (Energy)	0.5%	227,289
6,364	Hologic, Inc.* (Health Care)	0.3%	155,536
1,197	IDEXX Laboratories, Inc.* (Health Care)	0.3%	153,791
2,121	J.B. Hunt Transport Services, Inc. (Industrials)	0.4%	164,717
2,870	Jarden Corp.* (Consumer Discretionary)	0.4%	162,385
6,990	LKQ Corp.* (Consumer Discretionary)	0.4%	193,903
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,845	Manpowergroup, Inc. (Industrials)	0.3%	$151,253
682	Mettler-Toledo International, Inc.* (Health Care)	0.4%	167,104
10,255	New York Community Bancorp, Inc. (Financials)	0.3%	156,696
2,509	Oceaneering International, Inc. (Energy)	0.4%	180,773
4,606	OGE Energy Corp. (Utilities)	0.4%	169,178
2,278	Packaging Corp. of America (Materials)	0.4%	157,547
1,524	Polaris Industries, Inc. (Consumer Discretionary)	0.4%	196,474
5,093	Realty Income Corp. (REIT) (Financials)	0.5%	220,527
3,285	ResMed, Inc. (Health Care)	0.4%	164,447
1,663	Rock-Tenn Co., Class A (Materials)	0.4%	168,013
1,469	Salix Pharmaceuticals Ltd.* (Health Care)	0.4%	167,584
1,860	Signet Jewelers Ltd. (Consumer Discretionary)	0.5%	197,327
4,382	Skyworks Solutions, Inc. (Information Technology)	0.4%	189,784
2,204	SL Green Realty Corp. (REIT) (Financials)	0.5%	241,316
1,488	Towers Watson & Co., Class A (Industrials)	0.4%	167,415
6,026	Trimble Navigation Ltd.* (Information Technology)	0.5%	217,358
1,797	Trinity Industries, Inc. (Industrials)	0.3%	155,494
5,831	UDR, Inc. (REIT) (Financials)	0.4%	160,469
2,162	United Rentals, Inc.* (Industrials)	0.5%	218,470
2,081	Universal Health Services, Inc., Class B (Health Care)	0.4%	186,395
2,226	Wabtec Corp. (Industrials)	0.4%	175,275
756,914	Other Common Stocks	61.4%	27,489,564
	Total Common Stocks (Cost $35,676,873)		36,564,345

See accompanying notes to the financial statements.

176 :: UMDD ULTRAPRO MIDCAP400 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.9%
	Federal Home Loan Bank
$422,733	0.00%, due 06/02/14	$422,733
	Total U.S. Government & Agency Security (Cost $422,733)	422,733
	Repurchase Agreements (a)(b) — 5.9%
2,644,391	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,644,403	2,644,391
	Total Repurchase Agreements (Cost $2,644,391)	2,644,391
	Total Investment Securities (Cost $38,743,997) — 88.5%	39,631,469
	Other assets less liabilities — 11.5%	5,138,716
	Net Assets — 100.0%	$44,770,185

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $3,276,244.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,017,482
Aggregate gross unrealized depreciation	(1,142,034)
Net unrealized appreciation	$875,448
Federal income tax cost of investments	$38,756,021

Futures Contracts Purchased1

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini S&P MidCap 400 Futures Contracts	33	06/20/14	$4,540,800	$102,134	$16,609	$—	$—	$16,609

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $254,100 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO MIDCAP400 177

Swap Agreements1

UltraPro MidCap400 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$24,278,580	01/06/16	Bank of America, N.A.	0.30%	S&P MidCap 400® Index	$1,104,389	$(968,308)	$—	$136,081
13,658,698	11/06/14	Citibank, N.A.	0.32%	S&P MidCap 400® Index	223,354	—	—	223,354
348,272	11/06/15	Credit Suisse International	0.35%	S&P MidCap 400® Index	33,435	—	—	33,435
1,563,976	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	58,776
2,197,897	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	1,107,791
3,761,873					1,166,567	—	(1,150,001)	16,566
2,546,563	11/06/14	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	134,995	—	—	134,995
457,163	11/06/15	Morgan Stanley & Co. International PLC	0.35%	S&P MidCap 400® Index	71,233	—	—	71,233
47,214,684	01/06/16	Societe Generale	0.53%	S&P MidCap 400® Index	2,060,615	—	(2,060,615)	—
932,187	01/06/15	UBS AG	0.45%	S&P MidCap 400® Index	50,454	—	—	50,454
$93,198,020					$4,845,042

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	10.2%
Consumer Staples	2.8%
Energy	4.9%
Financials	18.9%
Health Care	7.9%
Industrials	13.9%
Information Technology	12.7%
Materials	6.1%
Telecommunication Services	0.4%
Utilities	3.9%
Other[1]	18.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

178 :: UMDD ULTRAPRO MIDCAP400 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 53.7%
2,655	Acuity Brands, Inc. (Industrials)	0.2%	$333,229
4,533	Align Technology, Inc.* (Health Care)	0.2%	247,547
3,602	Alnylam Pharmaceuticals, Inc.* (Health Care)	0.1%	213,563
35,068	American Realty Capital Properties, Inc. (REIT) (Financials)	0.2%	435,194
7,220	ARRIS Group, Inc.* (Information Technology)	0.1%	239,054
5,807	Aspen Technology, Inc.* (Information Technology)	0.2%	249,643
2,277	athenahealth, Inc.* (Health Care)	0.2%	288,974
4,326	Axiall Corp. (Materials)	0.1%	199,905
2,729	Belden, Inc. (Information Technology)	0.1%	196,461
5,606	Brunswick Corp. (Consumer Discretionary)	0.1%	241,619
3,373	Centene Corp.* (Health Care)	0.2%	251,356
13,769	CNO Financial Group, Inc. (Financials)	0.1%	222,094
1,769	CoStar Group, Inc.* (Information Technology)	0.2%	280,475
9,785	Dana Holding Corp. (Consumer Discretionary)	0.1%	216,640
9,805	Darling Ingredients, Inc.* (Consumer Staples)	0.1%	196,002
6,197	Dynegy, Inc.* (Utilities)	0.1%	208,839
2,982	EnerSys, Inc. (Industrials)	0.1%	205,877
1,939	Esterline Technologies Corp.* (Industrials)	0.1%	216,102
2,587	FEI Co. (Information Technology)	0.1%	215,885
2,380	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.1%	215,914
4,111	HEICO Corp. (Industrials)	0.1%	214,142
5,568	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	225,949
6,088	InterMune, Inc.* (Health Care)	0.1%	241,207
6,960	Isis Pharmaceuticals, Inc.* (Health Care)	0.1%	203,371
7,841	Kate Spade & Co.* (Consumer Discretionary)	0.2%	285,491
16,450	Kodiak Oil & Gas Corp.* (Energy)	0.1%	209,408
6,443	LaSalle Hotel Properties (REIT) (Financials)	0.1%	212,555
8,722	Live Nation Entertainment, Inc.* (Consumer Discretionary)	0.1%	206,886
1,165	Middleby Corp. (The)* (Industrials)	0.2%	278,225
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,808	Moog, Inc., Class A* (Industrials)	0.1%	$202,344
22,753	NorthStar Realty Finance Corp. (REIT) (Financials)	0.2%	376,562
5,796	PacWest Bancorp (Financials)	0.1%	234,275
5,833	PolyOne Corp. (Materials)	0.1%	234,078
3,937	Prosperity Bancshares, Inc. (Financials)	0.1%	228,858
7,413	PTC, Inc.* (Information Technology)	0.2%	272,798
3,215	Questcor Pharmaceuticals, Inc. (Health Care)	0.2%	289,768
45,252	Rite Aid Corp.* (Consumer Staples)	0.2%	378,307
8,112	RLJ Lodging Trust (REIT) (Financials)	0.1%	224,784
3,737	Spirit Airlines, Inc.* (Industrials)	0.1%	220,745
3,653	STERIS Corp. (Health Care)	0.1%	195,509
16,513	SunEdison, Inc.* (Information Technology)	0.2%	325,141
2,039	Targa Resources Corp. (Energy)	0.1%	234,403
4,257	Team Health Holdings, Inc.* (Health Care)	0.1%	216,128
2,316	Teledyne Technologies, Inc.* (Industrials)	0.1%	219,487
3,770	Tenneco, Inc.* (Consumer Discretionary)	0.1%	240,338
1,713	Ultimate Software Group, Inc. (The)* (Information Technology)	0.1%	217,774
3,056	United Natural Foods, Inc.* (Consumer Staples)	0.1%	206,005
2,694	WellCare Health Plans, Inc.* (Health Care)	0.1%	208,650
2,404	WEX, Inc.* (Information Technology)	0.1%	231,481
4,841,373	Other Common Stocks	47.4%	89,191,910
	Total Common Stocks (Cost $105,259,519)		101,100,952
	Investment Companies (a) — 0.0% ‡
562	Firsthand Technology Value Fund, Inc.	0.0%	11,695
747	Stellus Capital Investment Corp.	0.0%	10,518
	Total Investment Companies (Cost $23,664)		22,213

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO RUSSELL2000 179

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0% ‡
3,034	Leap Wireless International, Inc.*^	0.0%	$7,646
363	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		7,646
No. of Warrants
	Warrants — 0.0% ‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 7.3%
	Federal Home Loan Bank
$13,755,332	0.00%, due 06/02/14		13,755,332
	Total U.S. Government & Agency Security (Cost $13,755,332)		13,755,332
	Repurchase Agreements (a)(b) — 28.6%
53,818,652	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $53,818,917		53,818,652
	Total Repurchase Agreements (Cost $53,818,652)		53,818,652
	Total Investment Securities (Cost $172,857,167) — 89.6%		168,704,795
	Other assets less liabilities — 10.4%		19,612,413
	Net Assets — 100.0%		$188,317,208

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $7,646 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $8,727,336.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,683,818
Aggregate gross unrealized depreciation	(7,948,987)
Net unrealized depreciation	$(4,265,169)
Federal income tax cost of investments	$172,969,964

Futures Contracts Purchased1

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
E-Mini Russell 2000 Futures Contracts	85	06/20/14	$9,633,900	$251,089	$186,662	$—	$—	$186,662

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

See accompanying notes to the financial statements.

180 :: URTY ULTRAPRO RUSSELL2000 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Cash collateral in the amount of $476,850 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements1

UltraPro Russell2000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$43,623,244	01/06/16	Bank of America, N.A.	(0.03)%	Russell 2000® Index	$1,062,821	$(1,062,821)	$—	$—
201,261,089	04/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	7,099,589	(7,099,589)	—	—
836,486	11/06/15	Credit Suisse International	(0.10)%	Russell 2000® Index	28,315	—	(344)	27,971
498,217	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	490,866
1,810,249	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	33,320
2,308,466					524,186	—	(524,186)	—
838,511	11/06/14	Goldman Sachs International	0.22%	Russell 2000® Index	159,395
3,963,211	11/06/14	Goldman Sachs International	0.02%	iShares® Russell 2000 ETF	3,441,308
4,801,722					3,600,703	(3,534,732)	—	65,971
12,924,411	01/06/16	Morgan Stanley & Co. International PLC	(0.35)%	iShares® Russell 2000 ETF	457,520
79,024,666	01/06/16	Morgan Stanley & Co. International PLC	(0.05)%	Russell 2000® Index	2,948,957
91,949,077					3,406,477	(3,406,477)	—	—
85,281,926	11/06/15	Societe Generale	0.15%	Russell 2000® Index	2,937,412	—	(2,937,412)	—
24,137,017	01/06/15	UBS AG	0.00%	Russell 2000® Index	832,462	(832,462)	—	—
$454,199,027					$19,491,965

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO RUSSELL2000 181

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	6.9%
Consumer Staples	2.1%
Energy	3.2%
Financials	12.7%
Health Care	7.0%
Industrials	7.8%
Information Technology	9.3%
Materials	2.5%
Telecommunication Services	0.4%
Utilities	1.8%
Other[1]	46.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

182 :: URTY ULTRAPRO RUSSELL2000 :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 72.7%
594	Abbott Laboratories (Health Care)	0.5%	$23,766
563	American International Group, Inc. (Financials)	0.6%	30,441
181	Anadarko Petroleum Corp. (Energy)	0.4%	18,618
80	Apple, Inc. (Information Technology)	1.0%	50,640
2,051	AT&T, Inc. (Telecommunication Services)	1.4%	72,749
4,109	Bank of America Corp. (Financials)	1.2%	62,210
442	Bank of New York Mellon Corp. (The) (Financials)	0.3%	15,276
686	Berkshire Hathaway, Inc., Class B* (Financials)	1.7%	88,041
223	Capital One Financial Corp. (Financials)	0.3%	17,592
195	Caterpillar, Inc. (Industrials)	0.4%	19,935
739	Chevron Corp. (Energy)	1.8%	90,742
2,037	Cisco Systems, Inc. (Information Technology)	1.0%	50,151
1,160	Citigroup, Inc. (Financials)	1.1%	55,181
466	ConocoPhillips (Energy)	0.7%	37,252
413	CVS Caremark Corp. (Consumer Staples)	0.6%	32,346
182	Danaher Corp. (Industrials)	0.3%	14,274
220	Dominion Resources, Inc. (Utilities)	0.3%	15,171
401	Dow Chemical Co. (The) (Materials)	0.4%	20,900
269	Duke Energy Corp. (Utilities)	0.4%	19,121
295	Eli Lilly & Co. (Health Care)	0.4%	17,659
1,695	Exxon Mobil Corp. (Energy)	3.4%	170,398
113	FedEx Corp. (Industrials)	0.3%	16,290
955	Ford Motor Co. (Consumer Discretionary)	0.3%	15,700
3,941	General Electric Co. (Industrials)	2.1%	105,579
474	General Motors Co. (Consumer Discretionary)	0.3%	16,391
175	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	27,967
741	Hewlett-Packard Co. (Information Technology)	0.5%	24,823
1,772	Intel Corp. (Information Technology)	1.0%	48,411
933	Johnson & Johnson (Health Care)	1.9%	94,662
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,441	JPMorgan Chase & Co. (Financials)	1.6%	$80,076
387	Medtronic, Inc. (Health Care)	0.5%	23,619
1,151	Merck & Co., Inc. (Health Care)	1.3%	66,597
341	MetLife, Inc. (Financials)	0.3%	17,367
645	Mondelez International, Inc., Class A (Consumer Staples)	0.5%	24,265
580	Morgan Stanley (Financials)	0.4%	17,899
162	NextEra Energy, Inc. (Utilities)	0.3%	15,772
307	Occidental Petroleum Corp. (Energy)	0.6%	30,605
2,549	Pfizer, Inc. (Health Care)	1.5%	75,527
224	Phillips 66 (Energy)	0.4%	18,993
202	PNC Financial Services Group, Inc. (The) (Financials)	0.3%	17,225
1,045	Procter & Gamble Co. (The) (Consumer Staples)	1.7%	84,426
332	Southern Co. (The) (Utilities)	0.3%	14,535
149	Thermo Fisher Scientific, Inc. (Health Care)	0.3%	17,420
337	Time Warner, Inc. (Consumer Discretionary)	0.5%	23,533
705	U.S. Bancorp/MN (Financials)	0.6%	29,744
389	UnitedHealth Group, Inc. (Health Care)	0.6%	30,976
207	Wal-Mart Stores, Inc. (Consumer Staples)	0.3%	15,891
534	Walt Disney Co. (The) (Consumer Discretionary)	0.9%	44,861
1,840	Wells Fargo & Co. (Financials)	1.8%	93,435
41,634	Other Common Stocks	32.9%	1,665,570
	Total Common Stocks (Cost $3,611,236)		3,680,622
Principal Amount
	U.S. Government & Agency Security (a) — 2.4%
	Federal Home Loan Bank
$119,122	0.00%, due 06/02/14		119,122
	Total U.S. Government & Agency Security (Cost $119,122)		119,122

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL1000 VALUE 183

Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.8%
$447,348	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $447,350	$447,348
	Total Repurchase Agreements (Cost $447,348)	447,348
	Total Investment Securities (Cost $4,177,706) — 83.9%	4,247,092
	Other assets less liabilities — 16.1%	814,196
	Net Assets — 100.0%	$5,061,288

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $461,261.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,842
Aggregate gross unrealized depreciation	(66,641)
Net unrealized depreciation	$(22,799)
Federal income tax cost of investments	$4,269,891

Swap Agreements1

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$220,890	11/06/15	Credit Suisse International	0.20%	Russell 1000® Value Index	$19,627	$—	$—	$19,627
55,982	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Value ETF	4,106
1,026,707	11/06/15	Deutsche Bank AG	0.02%	Russell 1000® Value Index	326,397
1,082,689					330,503	—	(250,000)	80,503
48,734	11/06/15	Morgan Stanley & Co. International PLC	0.25%	iShares® Russell 1000 Value ETF	56,577
2,155,072	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Russell 1000® Value Index	152,979
2,203,806					209,556	(128,000)	—	81,556
2,724,111	11/06/15	Societe Generale	0.55%	Russell 1000® Value Index	192,745	—	(30,000)	162,745
208,974	01/06/15	UBS AG	0.50%	Russell 1000® Value Index	73,867	—	—	73,867
$6,440,470					$826,298

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

184 :: UVG ULTRA RUSSELL1000 VALUE :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	4.7%
Consumer Staples	4.2%
Energy	11.0%
Financials	20.6%
Health Care	9.7%
Industrials	7.5%
Information Technology	6.6%
Materials	2.1%
Telecommunication Services	1.8%
Utilities	4.5%
Other[1]	27.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL1000 VALUE 185

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 80.7%
794	3M Co. (Industrials)	0.6%	$113,185
2,271	AbbVie, Inc. (Health Care)	0.7%	123,383
921	Accenture PLC, Class A (Information Technology)	0.4%	75,015
425	Allergan, Inc. (Health Care)	0.4%	71,170
2,880	Altria Group, Inc. (Consumer Staples)	0.7%	119,693
527	Amazon.com, Inc.* (Consumer Discretionary)	0.9%	164,714
1,358	American Express Co. (Financials)	0.7%	124,257
1,075	Amgen, Inc. (Health Care)	0.7%	124,689
935	Apple, Inc. (Information Technology)	3.3%	591,855
340	Biogen Idec, Inc.* (Health Care)	0.6%	108,586
1,088	Boeing Co. (The) (Industrials)	0.8%	147,152
2,028	Bristol-Myers Squibb Co. (Health Care)	0.6%	100,873
598	Celgene Corp.* (Health Care)	0.5%	91,512
5,484	Coca-Cola Co. (The) (Consumer Staples)	1.3%	224,350
1,337	Colgate-Palmolive Co. (Consumer Staples)	0.5%	91,451
3,476	Comcast Corp., Class A (Consumer Discretionary)	1.0%	181,447
626	Costco Wholesale Corp. (Consumer Staples)	0.4%	72,629
1,320	E.I. du Pont de Nemours & Co. (Materials)	0.5%	91,489
1,861	eBay, Inc.* (Information Technology)	0.5%	94,408
730	EOG Resources, Inc. (Energy)	0.4%	77,234
2,443	Facebook, Inc., Class A* (Information Technology)	0.9%	154,642
2,187	Gilead Sciences, Inc.* (Health Care)	1.0%	177,606
387	Google, Inc., Class A* (Information Technology)	1.3%	221,229
387	Google, Inc., Class C* (Information Technology)	1.2%	217,099
1,216	Halliburton Co. (Energy)	0.5%	78,602
1,962	Home Depot, Inc. (The) (Consumer Discretionary)	0.9%	157,411
1,128	Honeywell International, Inc. (Industrials)	0.6%	105,073
1,402	International Business Machines Corp. (Information Technology)	1.5%	258,473
1,676	MasterCard, Inc., Class A (Information Technology)	0.7%	128,130
1,437	McDonald's Corp. (Consumer Discretionary)	0.8%	145,755
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
11,974	Microsoft Corp. (Information Technology)	2.8%	$490,216
765	Monsanto Co. (Materials)	0.5%	93,215
1,016	NIKE, Inc., Class B (Consumer Discretionary)	0.5%	78,141
4,818	Oracle Corp. (Information Technology)	1.1%	202,452
2,217	PepsiCo, Inc. (Consumer Staples)	1.1%	195,828
2,345	Philip Morris International, Inc. (Consumer Staples)	1.2%	207,626
74	Priceline Group, Inc. (The)* (Consumer Discretionary)	0.5%	94,619
2,477	QUALCOMM, Inc. (Information Technology)	1.1%	199,275
1,906	Schlumberger Ltd. (Energy)	1.1%	198,300
1,073	Starbucks Corp. (Consumer Discretionary)	0.5%	78,586
1,590	Texas Instruments, Inc. (Information Technology)	0.4%	74,698
2,100	Twenty-First Century Fox, Inc., Class A (Consumer Discretionary)	0.4%	74,361
669	Union Pacific Corp. (Industrials)	0.8%	133,312
1,039	United Parcel Service, Inc., Class B (Industrials)	0.6%	107,931
1,235	United Technologies Corp. (Industrials)	0.8%	143,532
5,917	Verizon Communications, Inc. (Telecommunication Services)	1.7%	295,613
749	Visa, Inc., Class A (Information Technology)	0.9%	160,908
1,023	Walgreen Co. (Consumer Staples)	0.4%	73,564
1,531	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	117,535
117,684	Other Common Stocks	38.7%	6,879,928
	Total Common Stocks (Cost $12,293,498)		14,332,752
	Master Limited Partnership (a) — 0.0% ‡
184	Lazard Ltd., Class A	0.0%	9,292
	Total Master Limited Partnership (Cost $7,553)		9,292
Principal Amount
	U.S. Government & Agency Security (a) — 1.6%
	Federal Home Loan Bank
$289,198	0.00%, due 06/02/14		289,198
	Total U.S. Government & Agency Security (Cost $289,198)		289,198

See accompanying notes to the financial statements.

186 :: UKF ULTRA RUSSELL1000 GROWTH :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.1%
$1,438,501	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,438,508	$1,438,501
	Total Repurchase Agreements (Cost $1,438,501)	1,438,501
	Total Investment Securities (Cost $14,028,750) — 90.4%	16,069,743
	Other assets less liabilities — 9.6%	1,698,374
	Net Assets — 100.0%	$17,768,117

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $807,282.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,991,077
Aggregate gross unrealized depreciation	(81,754)
Net unrealized appreciation	$1,909,323
Federal income tax cost of investments	$14,160,420

Swap Agreements1

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$396,822	11/06/15	Credit Suisse International	0.15%	Russell 1000® Growth Index	$34,455	$—	$—	$34,455
6,029	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Growth ETF	(596)
5,415,231	11/06/15	Deutsche Bank AG	0.02%	Russell 1000® Growth Index	343,329
5,421,260					342,733	—	(250,000)	92,733
79,120	11/06/15	Morgan Stanley & Co. International PLC	0.25%	iShares® Russell 1000 Growth ETF	37,044
5,936,014	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Russell 1000® Growth Index	544,324
6,015,134					581,368	(484,258)	—	97,110
6,794,968	11/06/15	Societe Generale	0.55%	Russell 1000® Growth Index	575,792	—	(575,792)	—
2,566,102	01/06/15	UBS AG	0.50%	Russell 1000® Growth Index	168,815	—	—	168,815
$21,194,286					$1,703,163

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL1000 GROWTH 187

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	15.1%
Consumer Staples	9.7%
Energy	4.1%
Financials	4.5%
Health Care	10.1%
Industrials	10.0%
Information Technology	21.5%
Materials	3.7%
Telecommunication Services	1.9%
Utilities	0.1%
Other[1]	19.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

188 :: UKF ULTRA RUSSELL1000 GROWTH :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 74.5%
511	Agilent Technologies, Inc. (Health Care)	0.5%	$29,096
1,951	Alcoa, Inc. (Materials)	0.4%	26,553
216	Ameriprise Financial, Inc. (Financials)	0.4%	24,324
216	AvalonBay Communities, Inc. (REIT) (Financials)	0.5%	30,637
229	Boston Properties, Inc. (REIT) (Financials)	0.4%	27,636
2,248	Boston Scientific Corp.* (Health Care)	0.4%	28,842
570	Cardinal Health, Inc. (Health Care)	0.6%	40,259
965	Chesapeake Energy Corp. (Energy)	0.4%	27,715
422	Cigna Corp. (Health Care)	0.6%	37,887
488	Consolidated Edison, Inc. (Utilities)	0.4%	26,845
773	Delta Air Lines, Inc. (Industrials)	0.5%	30,850
290	DTE Energy Co. (Utilities)	0.3%	22,075
543	Edison International (Utilities)	0.5%	29,941
297	Entergy Corp. (Utilities)	0.3%	22,400
440	Fidelity National Information Services, Inc. (Information Technology)	0.4%	23,826
1,457	Fifth Third Bancorp (Financials)	0.5%	30,145
697	FirstEnergy Corp. (Utilities)	0.4%	23,572
444	Forest Laboratories, Inc.* (Health Care)	0.7%	42,082
934	General Growth Properties, Inc. (REIT) (Financials)	0.4%	22,257
760	Hartford Financial Services Group, Inc. (The) (Financials)	0.4%	26,334
413	HCA Holdings, Inc.* (Health Care)	0.3%	21,885
757	HCP, Inc. (REIT) (Financials)	0.5%	31,605
474	Health Care REIT, Inc. (REIT) (Financials)	0.5%	29,971
1,241	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.4%	27,389
262	Humana, Inc. (Health Care)	0.5%	32,609
741	Invesco Ltd. (Financials)	0.4%	27,195
763	Liberty Interactive Corp., Class A* (Consumer Discretionary)	0.4%	22,226
215	M&T Bank Corp. (Financials)	0.4%	26,095
1,716	Micron Technology, Inc.* (Information Technology)	0.8%	49,060
522	Noble Energy, Inc. (Energy)	0.6%	37,621
524	Northeast Utilities (Utilities)	0.4%	23,790
399	Northern Trust Corp. (Financials)	0.4%	24,100
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
530	Nucor Corp. (Materials)	0.4%	$26,834
513	PACCAR, Inc. (Industrials)	0.5%	32,504
249	Parker Hannifin Corp. (Industrials)	0.5%	31,182
323	Pentair Ltd. (Industrials)	0.4%	24,109
1,053	PPL Corp. (Utilities)	0.6%	36,950
489	Principal Financial Group, Inc. (Financials)	0.4%	22,871
830	Prologis, Inc. (REIT) (Financials)	0.5%	34,453
843	Public Service Enterprise Group, Inc. (Utilities)	0.5%	32,843
2,355	Regions Financial Corp. (Financials)	0.4%	23,997
406	Sempra Energy (Utilities)	0.6%	40,742
1,071	Southwest Airlines Co. (Industrials)	0.4%	28,328
900	SunTrust Banks, Inc. (Financials)	0.5%	34,488
251	Vornado Realty Trust (REIT) (Financials)	0.4%	26,877
352	Western Digital Corp. (Information Technology)	0.5%	30,923
829	Xcel Energy, Inc. (Utilities)	0.4%	25,500
2,046	Xerox Corp. (Information Technology)	0.4%	25,268
265	Zimmer Holdings, Inc. (Health Care)	0.4%	27,653
97,556	Other Common Stocks	52.1%	3,327,503
	Total Common Stocks (Cost $4,508,648)		4,759,847
Principal Amount
	U.S. Government & Agency Security (a) — 1.3%
	Federal Home Loan Bank
$81,281	0.00%, due 06/02/14		81,281
	Total U.S. Government & Agency Security (Cost $81,281)		81,281
	Repurchase Agreements (a)(b) — 7.9%
504,762	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $504,763		504,762
	Total Repurchase Agreements (Cost $504,762)		504,762
	Total Investment Securities (Cost $5,094,691) — 83.7%		5,345,890
	Other assets less liabilities — 16.3%		1,044,485
	Net Assets — 100.0%		$6,390,375

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL MIDCAP VALUE 189

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $266,873.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,428
Aggregate gross unrealized depreciation	(46,819)
Net unrealized appreciation	$250,609
Federal income tax cost of investments	$5,095,281

Swap Agreements1

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$246,610	11/06/15	Bank of America, N.A.	0.30%	Russell Midcap® Value Index	$22,350	$—	$—	$22,350
213,646	11/06/15	Credit Suisse International	0.25%	Russell Midcap® Value Index	3,170	—	—	3,170
220,083	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Value ETF	88,436
2,470,096	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Value Index	206,418
2,690,179					294,854	—	(250,000)	44,854
186,243	11/06/15	Morgan Stanley & Co. International PLC	0.15%	iShares® Russell Mid-Cap Value ETF	54,466
1,371,536	11/06/15	Morgan Stanley & Co. International PLC	0.40%	Russell Midcap® Value Index	97,958
1,557,779					152,424	(137,000)	—	15,424
2,989,319	11/06/14	Societe Generale	0.55%	Russell Midcap® Value Index	559,600	—	(390,000)	169,600
323,912	01/06/15	UBS AG	0.50%	Russell Midcap® Value Index	29,067	—	—	29,067
$8,021,445					$1,061,465

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

190 :: UVU ULTRA RUSSELL MIDCAP VALUE :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	6.3%
Consumer Staples	1.9%
Energy	5.6%
Financials	23.9%
Health Care	6.6%
Industrials	8.7%
Information Technology	8.0%
Materials	3.9%
Telecommunication Services	0.6%
Utilities	9.0%
Other[1]	25.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL MIDCAP VALUE 191

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 83.2%
697	Actavis PLC* (Health Care)	1.0%	$147,443
784	Alexion Pharmaceuticals, Inc.* (Health Care)	0.9%	130,395
927	AmerisourceBergen Corp. (Health Care)	0.4%	67,838
642	Amphenol Corp., Class A (Information Technology)	0.4%	61,504
957	Aon PLC (Financials)	0.6%	86,073
3,190	Applied Materials, Inc. (Information Technology)	0.4%	64,406
134	AutoZone, Inc.* (Consumer Discretionary)	0.5%	71,355
905	Avago Technologies Ltd. (Information Technology)	0.4%	63,956
1,693	Cabot Oil & Gas Corp. (Energy)	0.4%	61,354
1,191	Cerner Corp.* (Health Care)	0.4%	64,374
969	Cheniere Energy, Inc.* (Energy)	0.4%	65,999
124	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.4%	67,839
1,342	Crown Castle International Corp. (REIT) (Financials)	0.7%	102,972
1,256	Delphi Automotive PLC (Consumer Discretionary)	0.6%	86,739
1,575	Delta Air Lines, Inc. (Industrials)	0.4%	62,858
983	Discovery Communications, Inc., Class A* (Consumer Discretionary)	0.5%	75,652
1,245	Dollar General Corp.* (Consumer Discretionary)	0.4%	66,956
1,010	Fiserv, Inc.* (Information Technology)	0.4%	60,711
900	Harley-Davidson, Inc. (Consumer Discretionary)	0.4%	64,116
500	Illumina, Inc.* (Health Care)	0.5%	79,125
1,536	International Paper Co. (Materials)	0.5%	73,160
1,193	Intuit, Inc. (Information Technology)	0.6%	94,593
599	Keurig Green Mountain, Inc. (Consumer Staples)	0.4%	67,555
2,089	Kroger Co. (The) (Consumer Staples)	0.7%	99,729
389	LinkedIn Corp., Class A* (Information Technology)	0.4%	62,275
1,517	Lorillard, Inc. (Consumer Staples)	0.6%	94,312
1,126	Macy's, Inc. (Consumer Discretionary)	0.4%	67,436
813	Mead Johnson Nutrition Co. (Consumer Staples)	0.5%	72,739
809	Michael Kors Holdings Ltd.* (Consumer Discretionary)	0.5%	76,353
781	Moody's Corp. (Financials)	0.4%	66,807
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,531	Mylan, Inc.* (Health Care)	0.5%	$76,305
202	Netflix, Inc.* (Consumer Discretionary)	0.6%	84,402
1,039	Omnicom Group, Inc. (Consumer Discretionary)	0.5%	73,925
444	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.4%	65,690
506	Perrigo Co. PLC (Health Care)	0.5%	69,929
405	Pioneer Natural Resources Co. (Energy)	0.6%	85,115
655	Range Resources Corp. (Energy)	0.4%	60,882
561	Rockwell Automation, Inc. (Industrials)	0.4%	67,926
356	Sherwin-Williams Co. (The) (Materials)	0.5%	72,841
1,412	Southwestern Energy Co.* (Energy)	0.4%	64,204
1,042	T. Rowe Price Group, Inc. (Financials)	0.6%	84,954
336	Tesla Motors, Inc.* (Consumer Discretionary)	0.5%	69,811
1,429	United Continental Holdings, Inc.* (Industrials)	0.4%	63,405
935	Vertex Pharmaceuticals, Inc.* (Health Care)	0.4%	67,563
1,407	VF Corp. (Consumer Discretionary)	0.6%	88,669
237	W.W. Grainger, Inc. (Industrials)	0.4%	61,234
2,339	Weyerhaeuser Co. (REIT) (Financials)	0.5%	73,491
324	Wynn Resorts Ltd. (Consumer Discretionary)	0.5%	69,650
2,008	Zoetis, Inc. (Health Care)	0.4%	61,646
179,504	Other Common Stocks	59.0%	8,985,987
	Total Common Stocks (Cost $10,837,198)		12,674,253
	Master Limited Partnership (a) — 0.2%
515	Lazard Ltd., Class A	0.2%	26,007
	Total Master Limited Partnership (Cost $20,037)		26,007
Principal Amount
	U.S. Government & Agency Security (a) — 1.5%
	Federal Home Loan Bank
$230,657	0.00%, due 06/02/14		230,657
	Total U.S. Government & Agency Security (Cost $230,657)		230,657

See accompanying notes to the financial statements.

192 :: UKW ULTRA RUSSELL MIDCAP GROWTH :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.9%
$1,209,703	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,209,708	$1,209,703
	Total Repurchase Agreements (Cost $1,209,703)	1,209,703
	Total Investment Securities (Cost $12,297,595) — 92.8%	14,140,620
	Other assets less liabilities — 7.2%	1,102,687
	Net Assets — 100.0%	$15,243,307

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,130,408.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,991,962
Aggregate gross unrealized depreciation	(160,818)
Net unrealized appreciation	$1,831,144
Federal income tax cost of investments	$12,309,476

Swap Agreements1

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$41,722	11/06/15	Credit Suisse International	0.25%	Russell Midcap® Growth Index	$3,257	$—	$—	$3,257
4,935	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Growth ETF	2,077
9,236,230	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Growth Index	531,774
9,241,165					533,851	—	(500,001)	33,850
8,570	11/06/15	Morgan Stanley & Co. International PLC	0.15%	iShares® Russell Mid-Cap Growth ETF	89,610
603,411	11/06/15	Morgan Stanley & Co. International PLC	0.40%	Russell Midcap® Growth Index	24,872
611,981					114,482	(114,482)	—	—
5,430,275	11/06/15	Societe Generale	0.55%	Russell Midcap® Growth Index	319,376	—	(310,000)	9,376
2,461,767	01/06/15	UBS AG	0.50%	Russell Midcap® Growth Index	145,351	—	—	145,351
$17,786,910					$1,116,317

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL MIDCAP GROWTH 193

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	20.0%
Consumer Staples	6.9%
Energy	5.7%
Financials	7.6%
Health Care	11.2%
Industrials	12.8%
Information Technology	13.2%
Materials	5.0%
Telecommunication Services	0.7%
Utilities	0.3%
Other[1]	16.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

194 :: UKW ULTRA RUSSELL MIDCAP GROWTH :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.4%
944	Actuant Corp., Class A (Industrials)	0.3%	$33,540
6,071	American Realty Capital Properties, Inc. (REIT) (Financials)	0.6%	75,341
900	Axiall Corp. (Materials)	0.3%	41,589
573	Black Hills Corp. (Utilities)	0.3%	33,045
466	Bristow Group, Inc. (Energy)	0.3%	35,407
779	Cleco Corp. (Utilities)	0.3%	40,531
2,865	CNO Financial Group, Inc. (Financials)	0.4%	46,212
1,809	CubeSmart (REIT) (Financials)	0.3%	32,996
604	Curtiss-Wright Corp. (Industrials)	0.3%	40,245
1,867	Dana Holding Corp. (Consumer Discretionary)	0.3%	41,335
1,494	Darling Ingredients, Inc.* (Consumer Staples)	0.2%	29,865
4,079	DCT Industrial Trust, Inc. (REIT) (Financials)	0.3%	32,306
2,521	DiamondRock Hospitality Co. (REIT) (Financials)	0.2%	31,311
1,290	Dynegy, Inc.* (Utilities)	0.3%	43,473
865	EMCOR Group, Inc. (Industrials)	0.3%	38,510
666	EPR Properties (REIT) (Financials)	0.3%	35,911
403	Esterline Technologies Corp.* (Industrials)	0.4%	44,914
742	Exterran Holdings, Inc. (Energy)	0.2%	30,971
1,395	First American Financial Corp. (Financials)	0.3%	39,088
2,137	FirstMerit Corp. (Financials)	0.3%	39,898
1,095	Hancock Holding Co. (Financials)	0.3%	36,989
1,366	Helix Energy Solutions Group, Inc.* (Energy)	0.3%	31,937
801	Highwoods Properties, Inc. (REIT) (Financials)	0.3%	32,505
648	IDACORP, Inc. (Utilities)	0.3%	35,530
3,154	JetBlue Airways Corp.* (Industrials)	0.2%	30,468
1,632	Kate Spade & Co.* (Consumer Discretionary)	0.5%	59,421
1,341	LaSalle Hotel Properties (REIT) (Financials)	0.3%	44,240
1,815	Live Nation Entertainment, Inc.* (Consumer Discretionary)	0.3%	43,052
612	Men's Wearhouse, Inc. (The) (Consumer Discretionary)	0.2%	30,465
531	Moog, Inc., Class A* (Industrials)	0.3%	38,264
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,735	NorthStar Realty Finance Corp. (REIT) (Financials)	0.6%	$78,364
1,206	PacWest Bancorp (Financials)	0.4%	48,747
974	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	34,860
976	Portland General Electric Co. (Utilities)	0.3%	32,276
735	Primerica, Inc. (Financials)	0.3%	33,104
4,022	Prospect Capital Corp. (Financials)	0.3%	39,979
819	Prosperity Bancshares, Inc. (Financials)	0.3%	47,608
3,701	Rite Aid Corp.* (Consumer Staples)	0.2%	30,940
1,688	RLJ Lodging Trust (REIT) (Financials)	0.4%	46,774
645	Sensient Technologies Corp. (Materials)	0.3%	35,346
597	Southwest Gas Corp. (Utilities)	0.2%	31,259
821	Stifel Financial Corp.* (Financials)	0.3%	37,087
715	Stone Energy Corp.* (Energy)	0.2%	31,739
2,358	Sunstone Hotel Investors, Inc. (REIT) (Financials)	0.3%	34,639
332	Teledyne Technologies, Inc.* (Industrials)	0.2%	31,464
2,176	Umpqua Holdings Corp. (Financials)	0.3%	36,056
502	UNS Energy Corp. (Utilities)	0.2%	30,406
1,164	Webster Financial Corp. (Financials)	0.3%	34,827
560	WellCare Health Plans, Inc.* (Health Care)	0.3%	43,372
536,119	Other Common Stocks	66.5%	8,540,240
	Total Common Stocks (Cost $9,840,219)		10,448,446
	Investment Companies (a) — 0.0% ‡
117	Firsthand Technology Value Fund, Inc.	0.0%	2,435
155	Stellus Capital Investment Corp.	0.0%	2,182
	Total Investment Companies (Cost $4,764)		4,617
No. of Rights
	Rights — 0.0% ‡
422	Leap Wireless International, Inc.*^	0.0%	1,063
	Total Rights (Cost $—)		1,063

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL2000 VALUE 195

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0% ‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 2.3%
	Federal Home Loan Bank
$295,327	0.00%, due 06/02/14		295,327
	Total U.S. Government & Agency Security (Cost $295,327)		295,327
	Repurchase Agreements (a)(b) — 10.4%
1,328,731	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,328,737		1,328,731
	Total Repurchase Agreements (Cost $1,328,731)		1,328,731
	Total Investment Securities (Cost $11,469,041) — 94.1%		12,078,184
	Other assets less liabilities — 5.9%		759,332
	Net Assets — 100.0%		$12,837,516

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $1,063 or 0.01% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $914,623.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,139,073
Aggregate gross unrealized depreciation	(582,738)
Net unrealized appreciation	$556,335
Federal income tax cost of investments	$11,521,849

Swap Agreements1

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$233,007	11/06/15	Credit Suisse International	(0.30)%	Russell 2000® Value Index	$12,675	$—	$—	$12,675
8,105	11/06/15	Deutsche Bank AG	0.02%	iShares® Russell 2000 Value ETF	(1,444)
6,227,420	11/06/15	Deutsche Bank AG	(0.48)%	Russell 2000® Value Index	157,955
6,235,525					156,511	—	—	156,511
51,912	11/06/15	Morgan Stanley & Co. International PLC	(0.05)%	iShares® Russell 2000 Value ETF	2,673
5,045,910	11/06/15	Morgan Stanley & Co. International PLC	0.30%	Russell 2000® Value Index	257,459
5,097,822					260,132	(260,132)	—	—
1,918,853	11/06/14	Societe Generale	0.55%	Russell 2000® Value Index	291,195	—	(160,000)	131,195
1,736,907	01/06/15	UBS AG	0.30%	Russell 2000® Value Index	42,243	—	—	42,243
$15,222,114					$762,756

See accompanying notes to the financial statements.

196 :: UVT ULTRA RUSSELL2000 VALUE :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	8.1%
Consumer Staples	2.1%
Energy	6.4%
Financials	32.6%
Health Care	3.9%
Industrials	10.9%
Information Technology	8.2%
Materials	3.5%
Telecommunication Services	0.4%
Utilities	5.3%
Other[1]	18.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL2000 VALUE 197

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 84.8%
597	Acuity Brands, Inc. (Industrials)	0.6%	$74,929
1,020	Align Technology, Inc.* (Health Care)	0.4%	55,702
764	Alnylam Pharmaceuticals, Inc.* (Health Care)	0.3%	45,298
1,433	ARRIS Group, Inc.* (Information Technology)	0.3%	47,447
1,232	Aspen Technology, Inc.* (Information Technology)	0.4%	52,964
512	athenahealth, Inc.* (Health Care)	0.5%	64,978
544	Belden, Inc. (Information Technology)	0.3%	39,163
1,193	Brunswick Corp. (Consumer Discretionary)	0.4%	51,418
261	Buffalo Wild Wings, Inc.* (Consumer Discretionary)	0.3%	37,717
534	Casey's General Stores, Inc. (Consumer Staples)	0.3%	38,037
759	Centene Corp.* (Health Care)	0.4%	56,561
936	Cepheid, Inc.* (Health Care)	0.3%	42,167
693	CLARCOR, Inc. (Industrials)	0.3%	40,561
1,212	Cognex Corp.* (Information Technology)	0.3%	43,632
398	CoStar Group, Inc.* (Information Technology)	0.5%	63,103
582	FEI Co. (Information Technology)	0.4%	48,568
535	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.3%	48,535
1,018	HealthSouth Corp. (Health Care)	0.3%	35,752
925	HEICO Corp. (Industrials)	0.3%	48,183
1,272	InterMune, Inc.* (Health Care)	0.4%	50,397
1,566	Isis Pharmaceuticals, Inc.* (Health Care)	0.3%	45,759
3,700	Kodiak Oil & Gas Corp.* (Energy)	0.3%	47,101
1,085	Manhattan Associates, Inc.* (Information Technology)	0.3%	35,219
952	MAXIMUS, Inc. (Information Technology)	0.3%	42,535
262	Middleby Corp. (The)* (Industrials)	0.5%	62,571
793	PAREXEL International Corp.* (Health Care)	0.3%	40,007
1,312	PolyOne Corp. (Materials)	0.4%	52,651
649	Pool Corp. (Consumer Discretionary)	0.3%	37,467
707	Portfolio Recovery Associates, Inc.* (Financials)	0.3%	39,444
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,668	PTC, Inc.* (Information Technology)	0.4%	$61,382
723	Questcor Pharmaceuticals, Inc. (Health Care)	0.5%	65,164
6,179	Rite Aid Corp.* (Consumer Staples)	0.4%	51,656
852	Rosetta Resources, Inc.* (Energy)	0.3%	40,155
546	SemGroup Corp., Class A (Energy)	0.3%	37,095
952	Sotheby's (Consumer Discretionary)	0.3%	37,585
841	Spirit Airlines, Inc.* (Industrials)	0.4%	49,678
822	STERIS Corp. (Health Care)	0.3%	43,993
3,715	SunEdison, Inc.* (Information Technology)	0.4%	73,148
459	Targa Resources Corp. (Energy)	0.4%	52,767
958	Team Health Holdings, Inc.* (Health Care)	0.4%	48,638
848	Tenneco, Inc.* (Consumer Discretionary)	0.4%	54,060
385	Ultimate Software Group, Inc. (The)* (Information Technology)	0.4%	48,945
687	United Natural Foods, Inc.* (Consumer Staples)	0.3%	46,311
358	Watsco, Inc. (Industrials)	0.3%	36,026
964	West Pharmaceutical Services, Inc. (Health Care)	0.3%	40,575
541	WEX, Inc.* (Information Technology)	0.4%	52,093
1,399	Wolverine World Wide, Inc. (Consumer Discretionary)	0.3%	36,192
959	Woodward, Inc. (Industrials)	0.3%	42,867
325	Zillow, Inc., Class A* (Information Technology)	0.3%	38,357
454,837	Other Common Stocks	67.4%	9,100,708
	Total Common Stocks (Cost $12,002,348)		11,445,261
No. of Rights
	Rights — 0.0% ‡
133	Leap Wireless International, Inc.*^	0.0%	335
81	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		335

See accompanying notes to the financial statements.

198 :: UKK ULTRA RUSSELL2000 GROWTH :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0% ‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 0.5%
	Federal Home Loan Bank
$65,473	0.00%, due 06/02/14		65,473
	Total U.S. Government & Agency Security (Cost $65,473)		65,473
	Repurchase Agreements (a)(b) — 3.8%
507,084	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $507,085		507,084
	Total Repurchase Agreements (Cost $507,084)		507,084
	Total Investment Securities (Cost $12,574,905) — 89.1%		12,018,153
	Other assets less liabilities — 10.9%		1,475,515
	Net Assets — 100.0%		$13,493,668

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $335 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $498,515.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$592,288
Aggregate gross unrealized depreciation	(1,226,446)
Net unrealized depreciation	$(634,158)
Federal income tax cost of investments	$12,652,311

Swap Agreements1

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$8,173,107	11/06/15	Bank of America, N.A.	0.10%	Russell 2000® Growth Index	$399,061	$(361,493)	$—	$37,568
114,514	11/06/15	Credit Suisse International	(0.30)%	Russell 2000® Growth Index	3,075	—	—	3,075
74,814	11/06/15	Deutsche Bank AG	(0.48)%	iShares® Russell 2000 Growth ETF	(424)
4,730,374	01/06/15	Deutsche Bank AG	(0.68)%	Russell 2000® Growth Index	103,671
4,805,188					103,247	—	(7)	103,240
36,546	11/06/14	Morgan Stanley & Co. International PLC	(0.25)%	iShares® Russell 2000 Growth ETF	1,935
81,752	01/06/16	Morgan Stanley & Co. International PLC	0.00%	Russell 2000® Growth Index	3,147
118,298					5,082	—	—	5,082
2,019,575	11/06/14	Societe Generale	0.55%	Russell 2000® Growth Index	968,746	—	(930,001)	38,745
311,854	01/06/15	UBS AG	0.30%	Russell 2000® Growth Index	(2,843)	2,843	—	—
$15,542,536					$1,476,368

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA RUSSELL2000 GROWTH 199

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2014:

Consumer Discretionary	13.3%
Consumer Staples	4.3%
Energy	3.6%
Financials	6.4%
Health Care	18.1%
Industrials	13.2%
Information Technology	20.7%
Materials	4.4%
Telecommunication Services	0.7%
Utilities	0.1%
Other[1]	15.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

200 :: UKK ULTRA RUSSELL2000 GROWTH :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 81.5%
	Chemicals — 62.3%
30,019	Air Products & Chemicals, Inc.	$3,601,379
9,441	Airgas, Inc.	1,003,767
11,275	Albemarle Corp.	780,117
10,262	Ashland, Inc.	1,056,986
9,912	Axiall Corp.	458,034
8,491	Cabot Corp.	480,166
22,360	Celanese Corp.	1,401,972
7,385	CF Industries Holdings, Inc.	1,796,844
13,685	Chemtura Corp.*	341,851
5,060	Cytec Industries, Inc.	502,711
172,426	Dow Chemical Co. (The)	8,986,843
131,471	E.I. du Pont de Nemours & Co.	9,112,255
21,622	Eastman Chemical Co.	1,908,358
38,388	Ecolab, Inc.	4,191,586
18,846	FMC Corp.	1,442,850
7,099	H.B. Fuller Co.	339,545
27,786	Huntsman Corp.	741,608
11,526	International Flavors & Fragrances, Inc.	1,144,071
61,233	LyondellBasell Industries N.V., Class A	6,096,970
4,883	Minerals Technologies, Inc.	302,746
74,437	Monsanto Co.	9,070,149
48,080	Mosaic Co. (The)	2,403,519
1,586	NewMarket Corp.	620,935
11,273	Olin Corp.	307,189
13,440	PolyOne Corp.	539,347
19,643	PPG Industries, Inc.	3,960,225
41,691	Praxair, Inc.	5,513,218
10,377	Rockwood Holdings, Inc.	792,492
18,887	RPM International, Inc.	813,463
7,118	Sensient Technologies Corp.	390,066
16,941	Sigma-Aldrich Corp.	1,669,197
5,681	Westlake Chemical Corp.	459,309
10,929	WR Grace & Co.*	1,006,342
		73,236,110
	Electrical Equipment — 0.2%
6,366	Polypore International, Inc.*	282,969
	Metals & Mining — 14.1%
166,083	Alcoa, Inc.	2,260,390
15,308	Allegheny Technologies, Inc.	628,700
7,525	Carpenter Technology Corp.	470,237
21,711	Cliffs Natural Resources, Inc.	340,428
14,621	Coeur Mining, Inc.*	100,008
16,637	Commercial Metals Co.	295,307
4,750	Compass Minerals International, Inc.	441,702
147,267	Freeport-McMoRan Copper & Gold, Inc.	5,014,441
Shares		Value
	Common Stocks (a) (continued)
2,555	Kaiser Aluminum Corp.	$174,941
70,614	Newmont Mining Corp.	1,616,354
45,150	Nucor Corp.	2,285,945
11,001	Reliance Steel & Aluminum Co.	791,522
9,234	Royal Gold, Inc.	579,156
31,626	Steel Dynamics, Inc.	546,181
16,966	Stillwater Mining Co.*	285,198
20,520	United States Steel Corp.	472,781
7,490	Worthington Industries, Inc.	301,847
		16,605,138
	Oil, Gas & Consumable Fuels — 1.8%
31,352	Alpha Natural Resources, Inc.*	105,970
32,500	CONSOL Energy, Inc.	1,435,525
38,475	Peabody Energy Corp.	621,756
		2,163,251
	Paper & Forest Products — 3.1%
4,612	Domtar Corp.	419,139
62,230	International Paper Co.	2,964,015
13,422	Resolute Forest Products, Inc.*	200,927
		3,584,081
	Total Common Stocks (Cost $88,803,639)	95,871,549
Principal Amount
	U.S. Government & Agency Security (a) — 0.6%
	Federal Home Loan Bank
$674,863	0.00%, due 06/02/14	674,863
	Total U.S. Government & Agency Security (Cost $674,863)	674,863
	Repurchase Agreements (a)(b) — 2.0%
2,354,545	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,354,556	2,354,545
	Total Repurchase Agreements (Cost $2,354,545)	2,354,545
	Total Investment Securities (Cost $91,833,047) — 84.1%	98,900,957
	Other assets less liabilities — 15.9%	18,759,094
	Net Assets — 100.0%	$117,660,051

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $11,076,315.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA BASIC MATERIALS 201

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,158,679
Aggregate gross unrealized depreciation	(1,105,427)
Net unrealized appreciation	$7,053,252
Federal income tax cost of investments	$91,847,705

Swap Agreements1

Ultra Basic Materials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$16,276,548	11/06/15	Bank of America, N.A.	0.45%	Dow Jones U.S. Basic MaterialsSM Index	$2,704,265
81,620,262	11/06/15	Bank of America, N.A.	(0.01)%	iShares® U.S. Basic Materials ETF	1,446,367
97,896,810					4,150,632	$(3,414,989)	$—	$735,643
2,101,839	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Basic MaterialsSM Index	150,204	—	—	150,204
1,671,870	01/06/15	Credit Suisse International	0.45%	Dow Jones U.S. Basic MaterialsSM Index	1,739,627	(1,739,627)	—	—
737,480	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Basic Materials ETF	155,186
				Dow Jones U.S. Basic
18,077,197	11/06/15	Deutsche Bank AG	0.42%	MaterialsSM Index	3,062,899
18,814,677					3,218,085	—	(3,218,085)	—
79,123	11/06/14	Goldman Sachs International	0.15%	iShares® U.S. Basic Materials ETF	42,243
1,170,063	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Basic MaterialsSM Index	115,045
1,249,186					157,288	—	—	157,288
1,846,143	01/06/15	Morgan Stanley & Co. International PLC	0.00%	iShares® U.S. Basic Materials ETF	1,738,092
2,902,863	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. Basic MaterialsSM Index	297,915
4,749,006					2,036,007	(2,036,007)	—	—
5,923,370	11/06/15	Societe Generale	0.55%	Dow Jones U.S. Basic MaterialsSM Index	5,911,198	—	(5,800,014)	111,184
6,909,057	01/06/15	UBS AG	0.45%	Dow Jones U.S. Basic MaterialsSM Index	670,295	(566,754)	—	103,541
$139,315,815					$18,033,336

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

202 :: UYM ULTRA BASIC MATERIALS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA BASIC MATERIALS 203

Shares		Value
	Common Stocks (a) — 81.5%
	Biotechnology — 62.1%
58,044	ACADIA Pharmaceuticals, Inc.*	$1,198,609
61,432	Achillion Pharmaceuticals, Inc.*	166,481
26,224	Acorda Therapeutics, Inc.*	862,245
18,581	Aegerion Pharmaceuticals, Inc.*	610,386
19,805	Agios Pharmaceuticals, Inc.*	696,344
117,404	Alexion Pharmaceuticals, Inc.*	19,526,633
91,613	Alkermes PLC*	4,196,792
47,964	Alnylam Pharmaceuticals, Inc.*	2,843,786
13,848	AMAG Pharmaceuticals, Inc.*	253,418
104,875	Amarin Corp. PLC (ADR)*	147,874
190,265	Amgen, Inc.	22,068,837
25,890	Anacor Pharmaceuticals, Inc.*	349,515
139,025	Arena Pharmaceuticals, Inc.*	855,004
117,966	ARIAD Pharmaceuticals, Inc.*	762,060
79,714	Array BioPharma, Inc.*	334,799
37,545	BioCryst Pharmaceuticals, Inc.*	373,948
69,262	Biogen Idec, Inc.*	22,120,205
91,254	BioMarin Pharmaceutical, Inc.*	5,289,082
15,111	Bluebird Bio, Inc.*	349,366
146,792	Celgene Corp.*	22,463,581
56,649	Celldex Therapeutics, Inc.*	827,642
10,013	Cellular Dynamics International, Inc.*	113,047
27,239	ChemoCentryx, Inc.*	146,546
21,772	Chimerix, Inc.*	401,693
21,539	Clovis Oncology, Inc.*	1,103,012
47,527	Cubist Pharmaceuticals, Inc.*	3,165,298
54,582	Curis, Inc.*	97,156
100,066	Dendreon Corp.*	216,143
86,272	Dyax Corp.*	711,744
20,811	Epizyme, Inc.*	499,048
9,759	Esperion Therapeutics, Inc.*	148,922
123,660	Exelixis, Inc.*	409,315
19,527	Genomic Health, Inc.*	507,507
99,538	Geron Corp.*	207,039
285,018	Gilead Sciences, Inc.*	23,146,312
61,014	Grifols S.A. (ADR)	2,539,403
78,791	Halozyme Therapeutics, Inc.*	622,449
95,824	Idenix Pharmaceuticals, Inc.*	600,816
54,436	ImmunoGen, Inc.*	643,433
59,100	Immunomedics, Inc.*	196,803
105,182	Incyte Corp.*	5,211,768
30,675	Infinity Pharmaceuticals, Inc.*	309,817
20,475	Insys Therapeutics, Inc.*	529,074
62,823	InterMune, Inc.*	2,489,047
74,264	Ironwood Pharmaceuticals, Inc.*	1,063,460
73,755	Isis Pharmaceuticals, Inc.*	2,155,121
13,598	KYTHERA Biopharmaceuticals, Inc.*	455,125
326,287	Lexicon Pharmaceuticals, Inc.*	430,699
13,097	Ligand Pharmaceuticals, Inc.*	873,701
234,708	MannKind Corp.*	2,088,901
Shares		Value
	Common Stocks (a) (continued)
48,505	Medivation, Inc.*	$3,532,619
65,141	Merrimack Pharmaceuticals, Inc.*	506,146
33,342	Momenta Pharmaceuticals, Inc.*	413,107
46,366	Myriad Genetics, Inc.*	1,537,497
47,879	Neurocrine Biosciences, Inc.*	665,039
17,614	NewLink Genetics Corp.*	361,263
132,591	Novavax, Inc.*	624,504
65,320	NPS Pharmaceuticals, Inc.*	2,033,412
18,673	OncoMed Pharmaceuticals, Inc.*	422,010
13,604	Onconova Therapeutics, Inc.*	65,979
70,875	Orexigen Therapeutics, Inc.*	457,852
21,505	Osiris Therapeutics, Inc.*	330,962
101,889	PDL BioPharma, Inc.	954,700
25,232	Portola Pharmaceuticals, Inc.*	559,141
43,481	Progenics Pharmaceuticals, Inc.*	176,533
13,888	Prothena Corp. PLC*	289,148
18,682	PTC Therapeutics, Inc.*	442,950
38,941	Raptor Pharmaceutical Corp.*	318,537
35,485	Regeneron Pharmaceuticals, Inc.*	10,892,476
27,432	Regulus Therapeutics, Inc.*	184,617
20,273	Repligen Corp.*	390,052
55,553	Rigel Pharmaceuticals, Inc.*	182,769
39,897	Sangamo BioSciences, Inc.*	524,247
23,879	Sarepta Therapeutics, Inc.*	804,245
78,141	Seattle Genetics, Inc.*	2,607,565
35,203	Sinovac Biotech Ltd.*	220,723
40,709	Spectrum Pharmaceuticals, Inc.*	317,123
19,527	Synageva BioPharma Corp.*	1,584,616
57,301	Synergy Pharmaceuticals, Inc.*	248,686
54,141	Synta Pharmaceuticals Corp.*	221,978
70,249	Theravance, Inc.*	2,012,634
32,071	United Therapeutics Corp.*	3,070,478
21,287	Vanda Pharmaceuticals, Inc.*	219,043
16,299	Verastem, Inc.*	151,255
145,910	Vertex Pharmaceuticals, Inc.*	10,543,457
65,844	XOMA Corp.*	272,594
		205,518,963
	Health Care Equipment & Supplies — 0.1%
44,765	Cerus Corp.*	187,565
	Life Sciences Tools & Services — 5.4%
45,699	Affymetrix, Inc.*	377,474
20,076	Albany Molecular Research, Inc.*	317,000
68,800	Illumina, Inc.*	10,887,600
26,673	Luminex Corp.*	453,174
42,113	Pacific Biosciences of California, Inc.*	208,881
148,617	QIAGEN N.V.*	3,412,246
73,898	Sequenom, Inc.*	226,867
23,444	Techne Corp.	2,058,149
		17,941,391

See accompanying notes to the financial statements.

204 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 13.9%
27,346	AcelRx Pharmaceuticals, Inc.*	$251,583
61,226	Akorn, Inc.*	1,712,491
31,612	Auxilium Pharmaceuticals, Inc.*	707,477
96,769	AVANIR Pharmaceuticals, Inc., Class A*	510,940
21,093	Cempra, Inc.*	199,540
36,204	Depomed, Inc.*	431,914
96,748	Endo International PLC*	6,829,441
25,906	Endocyte, Inc.*	163,985
46,679	Horizon Pharma, Inc.*	662,375
44,317	Impax Laboratories, Inc.*	1,230,240
36,905	Jazz Pharmaceuticals PLC*	5,235,343
40,617	Medicines Co. (The)*	1,133,214
212,317	Mylan, Inc.*	10,581,879
80,468	Nektar Therapeutics*	943,890
21,537	Omeros Corp.*	251,768
21,421	Pacira Pharmaceuticals, Inc.*	1,662,484
38,497	Questcor Pharmaceuticals, Inc.	3,469,735
20,191	Sagent Pharmaceuticals, Inc.*	452,480
40,240	Salix Pharmaceuticals Ltd.*	4,590,579
33,755	Sciclone Pharmaceuticals, Inc.*	169,788
21,144	Shire PLC (ADR)	3,666,158
26,983	Sucampo Pharmaceuticals, Inc., Class A*	196,167
26,714	Supernus Pharmaceuticals, Inc.*	238,022
65,638	VIVUS, Inc.*	323,595
38,124	XenoPort, Inc.*	154,402
87,978	Zogenix, Inc.*	202,349
		45,971,839
	Total Common Stocks (Cost $281,436,925)	269,619,758

Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
	Federal Home Loan Bank
$2,688,349	0.00%, due 06/02/14	2,688,349
	Total U.S. Government & Agency Security (Cost $2,688,349)	2,688,349
Principal Amount		Value
	Repurchase Agreements (a)(b) — 2.8%
$9,307,207	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $9,307,255	$9,307,207
	Total Repurchase Agreements (Cost $9,307,207)	9,307,207
	Total Investment Securities (Cost $293,432,481) — 85.1%	281,615,314
	Other assets less liabilities — 14.9%	49,391,658
	Net Assets — 100.0%	$331,006,972

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $96,544,036.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,553,730
Aggregate gross unrealized depreciation	(24,271,253)
Net unrealized depreciation	$(12,717,523)
Federal income tax cost of investments	$294,332,837

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA NASDAQ BIOTECHNOLOGY 205

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$6,488,229	01/06/16	Bank of America, N.A.	(0.23)%	iShares® Nasdaq Biotechnology ETF	$8,162
19,849,438	01/06/16	Bank of America, N.A.	0.25%	NASDAQ Biotechnology Index®	1,658,986
26,337,667					1,667,148	$(1,667,148)	$—	$—
4,634,776	03/06/15	Citibank, N.A.	0.27%	NASDAQ Biotechnology Index®	306,042	(306,042)	—	—
64,885,040	11/06/14	Credit Suisse International	(0.10)%	NASDAQ Biotechnology Index®	10,530,431	(10,529,083)	(1,348)	—
23,016,963	11/06/15	Deutsche Bank AG	0.22%	NASDAQ Biotechnology Index®	2,844,294
62,064,817	01/06/16	Deutsche Bank AG	(0.38)%	iShares® Nasdaq Biotechnology ETF	2,946,307
85,081,780					5,790,601	—	(5,790,601)	—
2,211,628	11/06/15	Morgan Stanley & Co. International PLC	0.25%	NASDAQ Biotechnology Index®	1,291,705
8,226,420	11/06/14	Morgan Stanley & Co. International PLC	(0.20)%	iShares® Nasdaq Biotechnology ETF	8,249,625
10,438,048					9,541,330	(9,541,330)	—	—
2,069,152	11/06/15	Societe Generale	0.35%	NASDAQ Biotechnology Index®	1,651,987	—	(1,640,005)	11,982
198,616,473	11/06/15	UBS AG	0.15%	NASDAQ Biotechnology Index®	20,062,009	(20,062,009)	—	—
$392,062,936					$49,549,548

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

206 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 84.8%
	Auto Components — 5.0%
780	Autoliv, Inc.	$82,680
1,852	BorgWarner, Inc.	116,472
493	Cooper Tire & Rubber Co.	13,720
1,283	Dana Holding Corp.	28,406
2,265	Delphi Automotive PLC	156,421
1,183	Gentex Corp.	34,212
2,239	Goodyear Tire & Rubber Co. (The)	59,043
5,395	Johnson Controls, Inc.	260,902
656	Lear Corp.	57,761
494	Tenneco, Inc.*	31,493
937	TRW Automotive Holdings Corp.*	79,523
395	Visteon Corp.*	36,000
		956,633
	Automobiles — 6.2%
32,041	Ford Motor Co.	526,754
10,591	General Motors Co.	366,237
1,788	Harley-Davidson, Inc.	127,377
670	Tesla Motors, Inc.*	139,206
364	Thor Industries, Inc.	21,840
		1,181,414
	Beverages — 15.3%
1,317	Brown-Forman Corp., Class B	122,046
30,783	Coca-Cola Co. (The)	1,259,332
1,931	Coca-Cola Enterprises, Inc.	88,131
1,359	Constellation Brands, Inc., Class A*	114,333
1,603	Dr. Pepper Snapple Group, Inc.	92,493
1,286	Molson Coors Brewing Co., Class B	84,529
1,098	Monster Beverage Corp.*	76,179
12,369	PepsiCo, Inc.	1,092,554
		2,929,597
	Chemicals — 0.1%
358	Scotts Miracle-Gro Co. (The), Class A	21,462
	Commercial Services & Supplies — 0.2%
480	Herman Miller, Inc.	15,009
365	HNI Corp.	13,662
		28,671
	Distributors — 1.0%
1,249	Genuine Parts Co.	107,826
2,449	LKQ Corp.*	67,936
366	Pool Corp.	21,129
		196,891
	Diversified Financial Services — 0.3%
2,544	Leucadia National Corp.	65,254
Shares		Value
	Common Stocks (a) (continued)
	Food Products — 14.4%
5,349	Archer-Daniels-Midland Co.	$240,384
436	B&G Foods, Inc.	14,937
1,198	Bunge Ltd.	93,096
1,453	Campbell Soup Co.	66,693
3,416	ConAgra Foods, Inc.	110,337
1,335	Darling Ingredients, Inc.*	26,687
771	Dean Foods Co.	13,400
1,424	Flowers Foods, Inc.	29,690
5,074	General Mills, Inc.	278,715
405	Hain Celestial Group, Inc. (The)*	36,742
1,218	Hershey Co. (The)	118,560
995	Hillshire Brands Co. (The)	53,014
1,094	Hormel Foods Corp.	53,836
605	Ingredion, Inc.	46,071
842	J.M. Smucker Co. (The)	86,389
2,086	Kellogg Co.	143,892
1,049	Keurig Green Mountain, Inc.	118,306
4,845	Kraft Foods Group, Inc.	288,084
157	Lancaster Colony Corp.	14,018
1,066	McCormick & Co., Inc. (Non-Voting)	77,082
1,638	Mead Johnson Nutrition Co.	146,552
13,819	Mondelez International, Inc., Class A	519,871
351	Post Holdings, Inc.*	17,539
296	TreeHouse Foods, Inc.*	22,185
2,184	Tyson Foods, Inc., Class A	92,733
1,410	WhiteWave Foods Co. (The), Class A*	44,401
		2,753,214
	Household Durables — 3.7%
2,313	D.R. Horton, Inc.	54,772
551	Harman International Industries, Inc.	57,872
1,005	Jarden Corp.*	56,863
1,128	Leggett & Platt, Inc.	38,262
1,428	Lennar Corp., Class A	58,405
317	MDC Holdings, Inc.	9,069
496	Mohawk Industries, Inc.*	67,287
2,266	Newell Rubbermaid, Inc.	66,349
33	NVR, Inc.*	36,750
2,788	PulteGroup, Inc.	54,533
379	Ryland Group, Inc. (The)	14,288
493	Tempur Sealy International, Inc.*	27,095
1,299	Toll Brothers, Inc.*	47,050
409	Tupperware Brands Corp.	34,242
629	Whirlpool Corp.	90,293
		713,130
	Household Products — 14.8%
1,115	Church & Dwight Co., Inc.	77,191
1,055	Clorox Co. (The)	94,549

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA CONSUMER GOODS 207

Shares		Value
	Common Stocks (a) (continued)
7,092	Colgate-Palmolive Co.	$485,093
509	Energizer Holdings, Inc.	59,044
3,082	Kimberly-Clark Corp.	346,263
22,028	Procter & Gamble Co. (The)	1,779,643
		2,841,783
	Leisure Products — 1.4%
752	Brunswick Corp.	32,411
947	Hasbro, Inc.	50,854
2,765	Mattel, Inc.	107,365
534	Polaris Industries, Inc.	68,843
		259,473
	Machinery — 1.3%
155	Middleby Corp. (The)*	37,017
472	Snap-on, Inc.	55,351
1,264	Stanley Black & Decker, Inc.	110,474
498	WABCO Holdings, Inc.*	53,172
		256,014
	Personal Products — 1.5%
3,526	Avon Products, Inc.	50,387
2,076	Estee Lauder Cos., Inc. (The), Class A	159,063
674	Herbalife Ltd.	43,695
483	Nu Skin Enterprises, Inc., Class A	35,665
		288,810
	Software — 1.0%
3,898	Activision Blizzard, Inc.	81,000
2,515	Electronic Arts, Inc.*	88,352
756	Take-Two Interactive Software, Inc.*	15,596
991	TiVo, Inc.*	11,793
		196,741
	Textiles, Apparel & Luxury Goods — 7.3%
436	Carter's, Inc.	31,449
2,255	Coach, Inc.	91,801
719	Crocs, Inc.*	10,735
281	Deckers Outdoor Corp.*	21,718
391	Fossil Group, Inc.*	40,961
808	Hanesbrands, Inc.	68,543
394	Iconix Brand Group, Inc.*	16,524
1,003	Kate Spade & Co.*	36,519
873	Lululemon Athletica, Inc.*	38,962
1,458	Michael Kors Holdings Ltd.*	137,606
6,043	NIKE, Inc., Class B	464,767
663	PVH Corp.	87,271
480	Ralph Lauren Corp.	73,670
472	Steven Madden Ltd.*	15,038
1,307	Under Armour, Inc., Class A*	66,383
Shares		Value
	Common Stocks (a) (continued)
2,862	VF Corp.	$180,363
819	Wolverine World Wide, Inc.	21,188
		1,403,498
	Tobacco — 11.3%
16,190	Altria Group, Inc.	672,856
2,943	Lorillard, Inc.	182,966
12,879	Philip Morris International, Inc.	1,140,307
2,530	Reynolds American, Inc.	150,864
189	Universal Corp.	10,121
		2,157,114
	Total Common Stocks (Cost $15,813,725)	16,249,699
Principal Amount
	U.S. Government & Agency Security (a) — 0.5%
	Federal Home Loan Bank
$96,844	0.00%, due 06/02/14	96,844
	Total U.S. Government & Agency Security (Cost $96,844)	96,844
	Repurchase Agreements (a)(b) — 4.6%
881,978	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $881,981	881,978
	Total Repurchase Agreements (Cost $881,978)	881,978
	Total Investment Securities (Cost $16,792,547) — 89.9%	17,228,521
	Other assets less liabilities — 10.1%	1,930,851
	Net Assets — 100.0%	$19,159,372

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $6,027,220.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,483
Aggregate gross unrealized depreciation	(174,484)
Net unrealized appreciation	$424,999
Federal income tax cost of investments	$16,803,522

See accompanying notes to the financial statements.

208 :: UGE ULTRA CONSUMER GOODS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Goods had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$664,714	01/06/16	Bank of America, N.A.	0.50%	Dow Jones U.S. Consumer GoodsSM Index	$11,723	$—	$—	$11,723
974,565	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Consumer GoodsSM Index	50,215	—	—	50,215
448,693	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. Consumer GoodsSM Index	92,696	—	—	92,696
821,216	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. Consumer GoodsSM Index	71,816	—	—	71,816
328,652	01/06/15	Goldman Sachs International	0.62%	Dow Jones U.S. Consumer GoodsSM Index	16,496	—	—	16,496
1,440,886	01/06/16	Merrill Lynch International	0.04%	iShares® U.S. Consumer Goods ETF	906,538	—	(820,000)	86,538
540,515	11/06/15	Morgan Stanley & Co. International PLC	0.05%	Dow Jones U.S. Consumer GoodsSM Index	134,213
2,146,700	11/06/14	Morgan Stanley & Co. International PLC	(0.40)%	iShares® U.S. Consumer Goods ETF	171,364
2,687,215	11/06/15				305,577	(262,000)	—	43,577
297,357	11/06/15	Societe Generale	0.55%	Dow Jones U.S. Consumer GoodsSM Index	17,049	—	—	17,049
14,388,064	11/06/14	UBS AG	0.50%	Dow Jones U.S. Consumer GoodsSM Index	388,181	—	—	388,181
$22,051,362					$1,860,291

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA CONSUMER GOODS 209

Shares		Value
	Common Stocks (a) — 81.5%
	Airlines — 2.7%
482	Alaska Air Group, Inc.	$47,458
1,358	American Airlines Group, Inc.*	54,537
5,966	Delta Air Lines, Inc.	238,103
1,599	JetBlue Airways Corp.*	15,446
4,931	Southwest Airlines Co.	130,425
510	Spirit Airlines, Inc.*	30,126
2,610	United Continental Holdings, Inc.*	115,806
		631,901
	Commercial Services & Supplies — 0.3%
787	Copart, Inc.*	27,994
975	KAR Auction Services, Inc.	29,776
451	Rollins, Inc.	13,832
		71,602
	Diversified Consumer Services — 0.8%
697	Apollo Education Group, Inc.*	18,680
400	DeVry Education Group, Inc.	16,892
31	Graham Holdings Co., Class B	20,985
1,926	H&R Block, Inc.	57,356
443	Hillenbrand, Inc.	13,418
1,492	Service Corp. International	29,870
486	Sotheby's	19,187
190	Weight Watchers International, Inc.	3,958
		180,346
	Electronic Equipment, Instruments & Components — 0.1%
343	Dolby Laboratories, Inc., Class A*	14,248
	Food & Staples Retailing — 12.6%
270	Casey's General Stores, Inc.	19,232
3,088	Costco Wholesale Corp.	358,270
8,305	CVS Caremark Corp.	650,448
282	Fresh Market, Inc. (The)*	8,643
3,628	Kroger Co. (The)	173,201
6,246	Rite Aid Corp.*	52,217
1,618	Safeway, Inc.	55,562
4,109	Sysco Corp.	154,211
348	United Natural Foods, Inc.*	23,459
6,140	Walgreen Co.	441,527
11,364	Wal-Mart Stores, Inc.	872,413
2,613	Whole Foods Market, Inc.	99,921
		2,909,104
	Health Care Providers & Services — 2.9%
1,610	AmerisourceBergen Corp.	117,820
2,408	Cardinal Health, Inc.	170,077
125	Chemed Corp.	11,010
1,616	McKesson Corp.	306,458
Shares		Value
	Common Stocks (a) (continued)
701	Omnicare, Inc.	$44,549
620	VCA Antech, Inc.*	20,863
		670,777
	Hotels, Restaurants & Leisure — 11.8%
275	Bally Technologies, Inc.*	16,225
173	Bob Evans Farms, Inc.	7,728
472	Brinker International, Inc.	23,435
3,078	Carnival Corp.	123,212
333	Cheesecake Factory, Inc. (The)	15,275
218	Chipotle Mexican Grill, Inc.*	119,266
247	Choice Hotels International, Inc.	11,117
167	Cracker Barrel Old Country Store, Inc.	16,792
922	Darden Restaurants, Inc.	46,211
391	Domino's Pizza, Inc.	28,328
749	Dunkin' Brands Group, Inc.	33,525
830	Hilton Worldwide Holdings, Inc.*	18,775
407	Hyatt Hotels Corp., Class A*	24,892
1,733	International Game Technology	21,749
294	Jack in the Box, Inc.	16,973
2,717	Las Vegas Sands Corp.	207,905
272	Life Time Fitness, Inc.*	14,470
1,553	Marriott International, Inc., Class A	95,696
210	Marriott Vacations Worldwide Corp.*	11,897
6,953	McDonald's Corp.	705,243
2,342	MGM Resorts International*	60,306
648	Norwegian Cruise Line Holdings Ltd.*	21,870
185	Panera Bread Co., Class A*	28,418
218	Papa John's International, Inc.	9,455
473	Penn National Gaming, Inc.*	5,515
1,150	Royal Caribbean Cruises Ltd.	63,583
668	Six Flags Entertainment Corp.	27,027
5,309	Starbucks Corp.	388,831
1,348	Starwood Hotels & Resorts Worldwide, Inc.	107,638
254	Vail Resorts, Inc.	17,701
1,852	Wendy's Co. (The)	15,186
900	Wyndham Worldwide Corp.	66,537
569	Wynn Resorts Ltd.	122,318
3,111	Yum! Brands, Inc.	240,511
		2,733,610
	Internet & Catalog Retail — 7.6%
2,613	Amazon.com, Inc.*	816,693
718	Expedia, Inc.	52,629
2,687	Groupon, Inc.*	15,799
235	HSN, Inc.	13,071
92	Lands' End, Inc.*	2,554
3,318	Liberty Interactive Corp., Class A*	96,653

See accompanying notes to the financial statements.

210 :: UCC ULTRA CONSUMER SERVICES :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
517	Liberty Ventures*	$34,329
420	Netflix, Inc.*	175,489
366	Priceline Group, Inc. (The)*	467,979
269	Shutterfly, Inc.*	11,067
779	TripAdvisor, Inc.*	75,695
		1,761,958
	Internet Software & Services — 1.9%
445	Conversant, Inc.*	10,493
8,184	eBay, Inc.*	415,174
165	OpenTable, Inc.*	11,179
		436,846
	IT Services — 0.1%
536	Acxiom Corp.*	12,183
	Media — 22.2%
416	AMC Networks, Inc., Class A*	25,742
1,504	Cablevision Systems Corp., Class A	26,515
3,876	CBS Corp. (Non-Voting), Class B	231,048
485	Charter Communications, Inc., Class A*	69,423
729	Cinemark Holdings, Inc.	22,978
18,308	Comcast Corp., Class A	955,678
3,328	DIRECTV*	274,360
1,562	Discovery Communications, Inc., Class A*	120,212
1,480	DISH Network Corp., Class A*	86,817
505	DreamWorks Animation SKG, Inc., Class A*	14,180
1,597	Gannett Co., Inc.	44,381
2,978	Interpublic Group of Cos., Inc. (The)	56,939
327	John Wiley & Sons, Inc., Class A	17,913
460	Lamar Advertising Co., Class A	22,696
3,728	Liberty Global PLC*	159,558
1,560	Liberty Global PLC, Class A*	70,231
706	Liberty Media Corp.*	89,754
998	Live Nation Entertainment, Inc.*	23,673
432	Madison Square Garden Co. (The), Class A*	23,695
261	Meredith Corp.	11,735
148	Morningstar, Inc.	10,529
884	New York Times Co. (The), Class A	13,136
3,498	News Corp., Class A*	59,676
1,814	Omnicom Group, Inc.	129,066
558	Regal Entertainment Group, Class A	10,887
771	Scripps Networks Interactive, Inc., Class A	58,951
514	Sinclair Broadcast Group, Inc., Class A	15,204
21,116	Sirius XM Holdings, Inc.*	69,260
651	Starz, Class A*	19,921
Shares		Value
	Common Stocks (a) (continued)
1,949	Time Warner Cable, Inc.	$275,121
6,270	Time Warner, Inc.	437,834
13,632	Twenty-First Century Fox, Inc., Class A	482,709
2,799	Viacom, Inc., Class B	238,839
11,445	Walt Disney Co. (The)	961,494
		5,130,155
	Multiline Retail — 3.7%
410	Big Lots, Inc.*	17,401
167	Dillard's, Inc., Class A	18,829
2,069	Dollar General Corp.*	111,271
1,462	Dollar Tree, Inc.*	77,530
671	Family Dollar Stores, Inc.	39,321
2,140	J.C. Penney Co., Inc.*	19,239
1,414	Kohl's Corp.	76,978
2,588	Macy's, Inc.	154,995
1,005	Nordstrom, Inc.	68,400
307	Sears Holdings Corp.*	12,911
4,440	Target Corp.	252,014
		848,889
	Professional Services — 0.7%
264	Dun & Bradstreet Corp. (The)	27,258
434	IHS, Inc., Class A*	54,645
1,783	Nielsen N.V.	86,048
		167,951
	Road & Rail — 0.6%
753	Avis Budget Group, Inc.*	43,094
3,154	Hertz Global Holdings, Inc.*	93,106
		136,200
	Software — 0.1%
279	FactSet Research Systems, Inc.	29,892
	Specialty Retail — 13.3%
506	Aaron's, Inc.	16,617
537	Abercrombie & Fitch Co., Class A	20,411
512	Advance Auto Parts, Inc.	63,575
551	Aeropostale, Inc.*	2,154
1,192	American Eagle Outfitters, Inc.	12,790
323	Ann, Inc.*	12,555
907	Ascena Retail Group, Inc.*	15,142
443	AutoNation, Inc.*	25,326
237	AutoZone, Inc.*	126,202
1,496	Bed Bath & Beyond, Inc.*	91,032
1,920	Best Buy Co., Inc.	53,107
197	Buckle, Inc. (The)	8,835
328	Cabela's, Inc.*	20,083
1,568	CarMax, Inc.*	69,478
1,115	Chico's FAS, Inc.	16,903

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA CONSUMER SERVICES 211

Shares		Value
	Common Stocks (a) (continued)
156	Children's Place Retail Stores, Inc. (The)	$7,547
531	CST Brands, Inc.	17,560
716	Dick's Sporting Goods, Inc.	31,826
514	DSW, Inc., Class A	12,876
589	Express, Inc.*	7,427
1,031	Foot Locker, Inc.	49,674
813	GameStop Corp., Class A	30,772
1,861	Gap, Inc. (The)	76,729
167	Genesco, Inc.*	12,507
667	GNC Holdings, Inc., Class A	24,626
148	Group 1 Automotive, Inc.	11,914
417	Guess?, Inc.	10,633
9,891	Home Depot, Inc. (The)	793,555
1,713	L Brands, Inc.	98,309
7,346	Lowe's Cos., Inc.	345,850
193	Lumber Liquidators Holdings, Inc.*	14,992
317	Men's Wearhouse, Inc. (The)	15,780
312	Murphy USA, Inc.*	15,875
747	O'Reilly Automotive, Inc.*	110,519
141	Outerwall, Inc.*	9,973
729	PetSmart, Inc.	41,896
664	Pier 1 Imports, Inc.	11,693
371	Rent-A-Center, Inc.	10,373
1,510	Ross Stores, Inc.	103,360
979	Sally Beauty Holdings, Inc.*	25,082
563	Signet Jewelers Ltd.	59,729
4,570	Staples, Inc.	51,413
773	Tiffany & Co.	76,844
4,995	TJX Cos., Inc. (The)	271,978
980	Tractor Supply Co.	63,720
451	Ulta Salon Cosmetics & Fragrance, Inc.*	38,290
715	Urban Outfitters, Inc.*	23,967
214	Vitamin Shoppe, Inc.*	9,198
616	Williams-Sonoma, Inc.	41,223
		3,081,920
	Trading Companies & Distributors — 0.1%
346	Beacon Roofing Supply, Inc.*	11,937
	Total Common Stocks (Cost $18,049,346)	18,829,519
Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$52,019	0.00%, due 06/02/14	$52,019
	Total U.S. Government & Agency Security (Cost $52,019)	52,019
	Repurchase Agreements (a)(b) — 4.9%
1,124,925	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,124,929	1,124,925
	Total Repurchase Agreements (Cost $1,124,925)	1,124,925
	Total Investment Securities (Cost $19,226,290) — 86.6%	20,006,463
	Other assets less liabilities — 13.4%	3,094,921
	Net Assets — 100.0%	$23,101,384

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $9,242,094.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,450,612
Aggregate gross unrealized depreciation	(679,729)
Net unrealized appreciation	$770,883
Federal income tax cost of investments	$19,235,580

See accompanying notes to the financial statements.

212 :: UCC ULTRA CONSUMER SERVICES :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Services had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$166,786	11/06/15	Bank of America, N.A.	0.50%	Dow Jones U.S. Consumer ServicesSM Index	$57,425	$—	$—	$57,425
9,726,987	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Consumer ServicesSM Index	48,192	—	—	48,192
424,813	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. Consumer ServicesSM Index	180,416	—	—	180,416
1,633,937	01/06/16	Deutsche Bank AG	0.32%	Dow Jones U.S. Consumer ServicesSM Index	317,674	—	(250,000)	67,674
1,066,963	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Consumer ServicesSM Index	175,522	(175,522)	—	—
2,857,062	11/06/15	Merrill Lynch International	0.04%	iShares® U.S. Consumer Services ETF	1,418,514	—	(1,280,000)	138,514
2,302,964	11/06/14	Morgan Stanley & Co. International PLC	(0.40)%	iShares® U.S. Consumer Services ETF	138,033
4,026,105	11/06/15	Morgan Stanley & Co. International PLC	0.05%	Dow Jones U.S. Consumer ServicesSM Index	296,468
6,329,069					434,501	(337,000)	—	97,501
946,170	11/06/15	Societe Generale	0.55%	Dow Jones U.S. Consumer ServicesSM Index	48,874	—	(10,001)	38,873
4,202,793	01/06/15	UBS AG	0.50%	Dow Jones U.S. Consumer ServicesSM Index	189,832	—	—	189,832
$27,354,580					$2,870,950

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA CONSUMER SERVICES 213

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.1%
64,049	ACE Ltd. (Insurance)	0.8%	$6,642,522
86,719	Aflac, Inc. (Insurance)	0.7%	5,309,804
85,060	Allstate Corp. (The) (Insurance)	0.6%	4,955,596
173,852	American Express Co. (Consumer Finance)	2.0%	15,907,458
278,538	American International Group, Inc. (Insurance)	1.9%	15,060,550
75,152	American Tower Corp. (Real Estate Investment Trusts)	0.8%	6,735,874
36,313	Ameriprise Financial, Inc. (Capital Markets)	0.5%	4,089,207
57,284	Aon PLC (Insurance)	0.6%	5,152,123
2,010,581	Bank of America Corp. (Banks)	3.8%	30,440,196
215,943	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	7,462,990
135,247	BB&T Corp. (Banks)	0.6%	5,128,566
342,485	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.5%	43,954,525
23,901	BlackRock, Inc. (Capital Markets)	0.9%	7,287,415
29,109	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	3,512,874
108,978	Capital One Financial Corp. (Consumer Finance)	1.1%	8,597,274
222,346	Charles Schwab Corp. (The) (Capital Markets)	0.7%	5,605,343
46,725	Chubb Corp. (The) (Insurance)	0.6%	4,329,538
577,684	Citigroup, Inc. (Banks)	3.4%	27,480,428
60,034	CME Group, Inc. (Diversified Financial Services)	0.6%	4,322,448
63,556	Crown Castle International Corp. (Real Estate Investment Trusts)	0.6%	4,876,652
89,588	Discover Financial Services (Consumer Finance)	0.7%	5,297,338
63,886	Equity Residential (Real Estate Investment Trusts)	0.5%	3,948,155
161,989	Fifth Third Bancorp (Banks)	0.4%	3,351,552
76,812	Franklin Resources, Inc. (Capital Markets)	0.5%	4,240,790
80,107	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	12,801,900
86,976	HCP, Inc. (Real Estate Investment Trusts)	0.5%	3,631,248
55,167	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.4%	3,488,209
21,871	IntercontinentalExchange Group, Inc. (Diversified Financial Services)	0.5%	4,295,464
720,441	JPMorgan Chase & Co. (Banks)	5.0%	40,034,906
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
104,328	Marsh & McLennan Cos., Inc. (Insurance)	0.7%	$5,244,569
194,136	MasterCard, Inc., Class A (IT Services)	1.8%	14,841,697
51,557	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.5%	4,215,816
213,752	MetLife, Inc. (Insurance)	1.4%	10,886,389
266,868	Morgan Stanley (Capital Markets)	1.0%	8,235,546
101,605	PNC Financial Services Group, Inc. (The) (Banks)	1.1%	8,663,858
95,051	Prologis, Inc. (Real Estate Investment Trusts)	0.5%	3,945,567
88,086	Prudential Financial, Inc. (Insurance)	0.9%	7,237,146
27,507	Public Storage (Real Estate Investment Trusts)	0.6%	4,741,657
59,787	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.2%	9,952,144
82,118	State Street Corp. (Capital Markets)	0.7%	5,359,842
101,721	SunTrust Banks, Inc. (Banks)	0.5%	3,897,949
49,860	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	4,065,086
67,030	Travelers Cos., Inc. (The) (Insurance)	0.8%	6,263,954
346,739	U.S. Bancorp/MN (Banks)	1.8%	14,628,918
55,987	Ventas, Inc. (Real Estate Investment Trusts)	0.5%	3,739,932
96,436	Visa, Inc., Class A (IT Services)	2.6%	20,717,346
33,137	Vornado Realty Trust (Real Estate Investment Trusts)	0.4%	3,548,310
910,967	Wells Fargo & Co. (Banks)	5.7%	46,258,904
111,212	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.4%	3,494,281
6,988,494	Other Common Stocks	24.4%	196,807,423
	Total Common Stocks (Cost $614,056,435)		684,687,279
Principal Amount
	Short-Term Investments (a) — 5.0%
	U.S. Government & Agency Securities (a) — 1.6%
	Federal Home Loan Bank
$2,209,322	0.00%, due 06/02/14		2,209,322
	U.S. Treasury Bills
7,000,000	0.00%, due 06/26/14		6,999,769
4,000,000	0.00%, due 07/17/14		3,999,732
	Total U.S. Government & Agency Securities (Cost $13,208,823)		13,208,823

See accompanying notes to the financial statements.

214 :: UYG ULTRA FINANCIALS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 3.4%
$27,455,638	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $27,455,763	$27,455,638
	Total Repurchase Agreements (Cost $27,455,638)	27,455,638
	Total Investment Securities (Cost $654,720,896) — 90.1%	725,351,740
	Other assets less liabilities — 9.9%	79,932,636
	Net Assets — 100.0%	$805,284,376

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $156,396,249.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,063,368
Aggregate gross unrealized depreciation	(18,874,283)
Net unrealized appreciation	$68,189,085
Federal income tax cost of investments	$657,162,655

Swap Agreements1

Ultra Financials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$38,970,729	11/06/15	Bank of America, N.A.	0.55%	Dow Jones U.S. FinancialsSM Index	$(478,161)
80,347,678	11/06/15	Bank of America, N.A.	0.09%	iShares® U.S. Financials ETF	4,649,049
119,318,407					4,170,888	$(3,738,820)	$—	$432,068
43,276,971	03/06/15	Citibank, N.A.	0.32%	Dow Jones U.S. FinancialsSM Index	891,467	(854,308)	—	37,159
139,784,708	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. FinancialsSM Index	23,766,827	(23,730,399)	(36,428)	—
277,778,523	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	11,554,382	—	(11,100,003)	454,379
16,069,777	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. FinancialsSM Index	1,303,631	(1,303,631)	—	—
70,730,852	11/06/15	Morgan Stanley & Co. International PLC	0.55%	Dow Jones U.S. FinancialsSM Index	3,262,931
77,711,851	11/06/14	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Financials ETF	24,411,165
148,442,703					27,674,096	(27,674,096)	—	—
62,685,021	11/06/15	Societe Generale	0.65%	Dow Jones U.S. FinancialsSM Index	4,473,074	—	(4,473,074)	—
118,299,616	01/06/15	UBS AG	0.40%	Dow Jones U.S. FinancialsSM Index	6,365,501	(6,365,501)	—	—
$925,655,726					$80,199,866

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA FINANCIALS 215

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2014:

Banks	26.5%
Capital Markets	9.5%
Consumer Finance	4.1%
Diversified Financial Services	7.9%
Insurance	15.1%
IT Services	4.6%
Real Estate Investment Trusts	15.9%
Real Estate Management & Development	0.8%
Thrifts & Mortgage Finance	0.7%
Other[1]	14.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

216 :: UYG ULTRA FINANCIALS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 80.7%
	Biotechnology — 16.4%
1,346	Acorda Therapeutics, Inc.*	$44,256
800	Aegerion Pharmaceuticals, Inc.*	26,280
6,444	Alexion Pharmaceuticals, Inc.*	1,071,766
4,686	Alkermes PLC*	214,666
2,065	Alnylam Pharmaceuticals, Inc.*	122,434
24,592	Amgen, Inc.	2,852,426
7,119	Arena Pharmaceuticals, Inc.*	43,782
6,047	ARIAD Pharmaceuticals, Inc.*	39,064
7,700	Biogen Idec, Inc.*	2,459,149
4,678	BioMarin Pharmaceutical, Inc.*	271,137
13,225	Celgene Corp.*	2,023,822
2,210	Cepheid, Inc.*	99,560
2,436	Cubist Pharmaceuticals, Inc.*	162,238
50,104	Gilead Sciences, Inc.*	4,068,946
4,853	Incyte Corp.*	240,466
3,781	Isis Pharmaceuticals, Inc.*	110,481
2,458	Medivation, Inc.*	179,016
2,377	Myriad Genetics, Inc.*	78,821
5,223	PDL BioPharma, Inc.	48,939
2,217	Pharmacyclics, Inc.*	196,936
2,565	Regeneron Pharmaceuticals, Inc.*	787,352
3,630	Seattle Genetics, Inc.*	121,133
2,521	Theravance, Inc.*	72,227
1,513	United Therapeutics Corp.*	144,855
7,680	Vertex Pharmaceuticals, Inc.*	554,957
		16,034,709
	Commercial Services & Supplies — 0.1%
2,284	Healthcare Services Group, Inc.	67,972
	Health Care Equipment & Supplies — 13.6%
50,261	Abbott Laboratories	2,010,943
2,507	Alere, Inc.*	89,675
2,336	Align Technology, Inc.*	127,569
17,693	Baxter International, Inc.	1,316,536
6,287	Becton, Dickinson and Co.	739,980
43,132	Boston Scientific Corp.*	553,384
2,527	C.R. Bard, Inc.	373,769
6,787	CareFusion Corp.*	291,366
1,559	Cooper Cos., Inc. (The)	201,142
14,682	Covidien PLC	1,073,401
4,619	DENTSPLY International, Inc.	218,432
3,493	Edwards Lifesciences Corp.*	283,632
1,690	Haemonetics Corp.*	57,561
1,871	Hill-Rom Holdings, Inc.	74,260
8,937	Hologic, Inc.*	218,420
1,681	IDEXX Laboratories, Inc.*	215,975
1,243	Intuitive Surgical, Inc.*	459,587
1,681	Masimo Corp.*	41,420
32,599	Medtronic, Inc.	1,989,517
Shares		Value
	Common Stocks (a) (continued)
4,614	ResMed, Inc.	$230,977
1,801	Sirona Dental Systems, Inc.*	135,471
9,244	St. Jude Medical, Inc.	599,936
1,919	STERIS Corp.	102,705
9,600	Stryker Corp.	811,104
1,343	Teleflex, Inc.	143,217
1,849	Thoratec Corp.*	61,239
3,373	Varian Medical Systems, Inc.*	278,104
2,291	West Pharmaceutical Services, Inc.	96,428
5,515	Zimmer Holdings, Inc.	575,490
		13,371,240
	Health Care Providers & Services — 11.5%
11,814	Aetna, Inc.	916,176
3,281	Brookdale Senior Living, Inc.*	109,126
1,877	Centene Corp.*	139,874
8,911	Cigna Corp.	800,029
3,693	Community Health Systems, Inc.*	154,257
5,764	DaVita HealthCare Partners, Inc.*	406,881
25,277	Express Scripts Holding Co.*	1,806,547
10,211	HCA Holdings, Inc.*	541,081
2,606	Health Net, Inc.*	104,188
2,860	HealthSouth Corp.	100,443
2,783	Henry Schein, Inc.*	332,986
5,017	Humana, Inc.	624,416
2,778	Laboratory Corp. of America Holdings*	284,967
1,449	LifePoint Hospitals, Inc.*	88,737
895	Magellan Health Services, Inc.*	54,496
3,297	MEDNAX, Inc.*	190,006
2,055	Owens & Minor, Inc.	71,267
2,674	Patterson Cos., Inc.	104,714
4,700	Quest Diagnostics, Inc.	281,483
2,281	Team Health Holdings, Inc.*	115,806
3,159	Tenet Healthcare Corp.*	148,473
32,220	UnitedHealth Group, Inc.	2,565,679
2,923	Universal Health Services, Inc., Class B	261,813
1,426	WellCare Health Plans, Inc.*	110,444
9,200	WellPoint, Inc.	996,912
		11,310,801
	Health Care Technology — 0.1%
2,850	HMS Holdings Corp.*	53,580
	Life Sciences Tools & Services — 3.0%
654	Bio-Rad Laboratories, Inc., Class A*	78,957
1,552	Charles River Laboratories International, Inc.*	83,156
1,845	Covance, Inc.*	154,722
4,176	Illumina, Inc.*	660,852
1,844	PAREXEL International Corp.*	93,030

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA HEALTH CARE 217

Shares		Value
	Common Stocks (a) (continued)
1,082	Techne Corp.	$94,989
12,761	Thermo Fisher Scientific, Inc.	1,491,888
2,774	Waters Corp.*	277,844
		2,935,438
	Pharmaceuticals — 36.0%
51,741	AbbVie, Inc.	2,811,089
5,674	Actavis PLC*	1,200,278
9,722	Allergan, Inc.	1,628,046
53,550	Bristol-Myers Squibb Co.	2,663,577
32,095	Eli Lilly & Co.	1,921,207
4,478	Endo International PLC*	316,102
7,768	Forest Laboratories, Inc.*	736,251
5,422	Hospira, Inc.*	266,600
2,113	Impax Laboratories, Inc.*	58,657
1,721	Jazz Pharmaceuticals PLC*	244,141
92,143	Johnson & Johnson	9,348,829
1,895	Mallinckrodt PLC*	147,355
95,782	Merck & Co., Inc.	5,541,946
12,114	Mylan, Inc.*	603,762
4,071	Nektar Therapeutics*	47,753
4,356	Perrigo Co. PLC	601,999
207,905	Pfizer, Inc.	6,160,225
1,815	Questcor Pharmaceuticals, Inc.	163,586
2,063	Salix Pharmaceuticals Ltd.*	235,347
3,313	VIVUS, Inc.*	16,333
16,286	Zoetis, Inc.	499,980
		35,213,063
	Total Common Stocks (Cost $74,209,760)	78,986,803
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$90,568	0.00%, due 06/02/14	90,568
	Total U.S. Government & Agency Security (Cost $90,568)	90,568
Principal Amount		Value
	Repurchase Agreements (a)(b) — 0.3%
$330,001	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $330,001	$330,001
	Total Repurchase Agreements (Cost $330,001)	330,001
	Total Investment Securities (Cost $74,630,329) — 81.1%	79,407,372
	Other assets less liabilities — 18.9%	18,521,032
	Net Assets — 100.0%	$97,928,404

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $13,864,870.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,711,871
Aggregate gross unrealized depreciation	(981,456)
Net unrealized appreciation	$4,730,415
Federal income tax cost of investments	$74,676,957

See accompanying notes to the financial statements.

218 :: RXL ULTRA HEALTH CARE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Health Care had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,125,948	01/06/16	Bank of America, N.A.	0.04%	iShares® U.S. Healthcare ETF	$353,727
21,805,549	01/06/16	Bank of America, N.A.	0.50%	Dow Jones U.S. Health CareSM Index	1,456,746
22,931,497					1,810,473	$(1,517,146)	$—	$293,327
8,119,573	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. Health CareSM Index	5,257,828	(5,115,210)	(6)	142,612
3,029,310	11/06/15	Deutsche Bank AG	0.72%	Dow Jones U.S. Health CareSM Index	2,589,418
18,535,792	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Healthcare ETF	1,071,651
21,565,102					3,661,069	—	(3,500,002)	161,067
5,216,561	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Health CareSM Index	1,240,556	(1,102,974)	—	137,582
3,233,955	11/06/14	Morgan Stanley & Co. International PLC	0.45%	iShares® U.S. Healthcare ETF	3,164,719
4,828,484	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. Health CareSM Index	685,703
8,062,439					3,850,422	(3,850,422)	—	—
30,269,556	11/06/15	Societe Generale	0.55%	Dow Jones U.S. Health CareSM Index	233,244	—	(233,244)	—
20,636,174	11/06/14	UBS AG	0.45%	Dow Jones U.S. Health CareSM Index	1,386,452	(1,321,181)	—	65,271
$116,800,902					$17,440,044

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA HEALTH CARE 219

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.3%
6,795	3M Co. (Industrial Conglomerates)	3.0%	$968,627
6,875	Accenture PLC, Class A (IT Services)	1.7%	559,969
3,598	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.6%	204,870
574	Alliance Data Systems Corp.* (IT Services)	0.5%	146,973
2,645	AMETEK, Inc. (Electrical Equipment)	0.4%	140,397
1,707	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.5%	163,531
5,200	Automatic Data Processing, Inc. (IT Services)	1.3%	414,336
7,381	Boeing Co. (The) (Aerospace & Defense)	3.1%	998,280
6,884	Caterpillar, Inc. (Machinery)	2.2%	703,751
10,875	CSX Corp. (Road & Rail)	1.0%	319,725
1,874	Cummins, Inc. (Machinery)	0.9%	286,591
6,483	Danaher Corp. (Industrial Conglomerates)	1.6%	508,462
3,990	Deere & Co. (Machinery)	1.1%	363,768
1,835	Dover Corp. (Machinery)	0.5%	159,975
5,130	Eaton Corp. PLC (Electrical Equipment)	1.2%	378,030
7,587	Emerson Electric Co. (Electrical Equipment)	1.6%	506,280
2,947	Fastenal Co. (Trading Companies & Distributors)	0.5%	143,666
2,998	FedEx Corp. (Air Freight & Logistics)	1.3%	432,192
3,137	Fidelity National Information Services, Inc. (IT Services)	0.5%	169,868
2,747	Fiserv, Inc.* (IT Services)	0.5%	165,122
1,731	Fluor Corp. (Construction & Engineering)	0.4%	129,963
3,509	General Dynamics Corp. (Aerospace & Defense)	1.3%	414,483
108,284	General Electric Co. (Industrial Conglomerates)	9.0%	2,900,928
8,463	Honeywell International, Inc. (Aerospace & Defense)	2.4%	788,328
4,219	Illinois Tool Works, Inc. (Machinery)	1.1%	365,154
2,791	Ingersoll-Rand PLC (Machinery)	0.5%	166,958
1,190	Kansas City Southern (Road & Rail)	0.4%	127,949
1,052	LinkedIn Corp., Class A* (Internet Software & Services)	0.5%	168,415
2,914	Lockheed Martin Corp. (Aerospace & Defense)	1.5%	476,876
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,343	Norfolk Southern Corp. (Road & Rail)	1.0%	$336,807
2,339	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	284,305
3,824	PACCAR, Inc. (Machinery)	0.8%	242,289
1,609	Parker Hannifin Corp. (Machinery)	0.6%	201,495
3,498	Paychex, Inc. (IT Services)	0.5%	143,803
2,130	Pentair Ltd. (Machinery)	0.5%	158,983
1,567	Precision Castparts Corp. (Aerospace & Defense)	1.2%	396,420
3,394	Raytheon Co. (Aerospace & Defense)	1.0%	331,153
1,498	Rockwell Automation, Inc. (Electrical Equipment)	0.6%	181,378
1,074	Roper Industries, Inc. (Industrial Conglomerates)	0.5%	152,164
920	Sherwin-Williams Co. (The) (Chemicals)	0.6%	188,241
4,427	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.8%	263,230
3,049	Textron, Inc. (Aerospace & Defense)	0.4%	119,582
4,968	Tyco International Ltd. (Commercial Services & Supplies)	0.7%	216,804
4,911	Union Pacific Corp. (Road & Rail)	3.0%	978,615
7,670	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.5%	796,760
9,088	United Technologies Corp. (Aerospace & Defense)	3.3%	1,056,207
661	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.5%	170,782
4,665	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	208,432
12,021	Xerox Corp. (IT Services)	0.5%	148,459
164,788	Other Common Stocks	25.7%	8,291,571
	Total Common Stocks (Cost $26,455,195)		28,140,947
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$43,721	0.00%, due 06/02/14		43,721
	Total U.S. Government & Agency Security (Cost $43,721)		43,721

See accompanying notes to the financial statements.

220 :: UXI ULTRA INDUSTRIALS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 1.6%
$501,826	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $501,826	$501,826
	Total Repurchase Agreements (Cost $501,826)	501,826
	Total Investment Securities (Cost $27,000,742) — 89.0%	28,686,494
	Other assets less liabilities — 11.0%	3,543,023
	Net Assets — 100.0%	$32,229,517

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $4,857,911.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,901,075
Aggregate gross unrealized depreciation	(278,932)
Net unrealized appreciation	$1,622,143
Federal income tax cost of investments	$27,064,351

Swap Agreements1

Ultra Industrials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$343,496	01/06/16	Bank of America, N.A.	0.04%	iShares® U.S. Industrials ETF	$19,874
2,319,007	01/06/16	Bank of America, N.A.	0.50%	Dow Jones U.S. IndustrialsSM Index	91,158
2,662,503	01/06/16				111,032	$—	$—	$111,032
372,874	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. IndustrialsSM Index	80,159	—	—	80,159
1,788,124	01/06/15	Credit Suisse International	0.45%	Dow Jones U.S. IndustrialsSM Index	808,080	(808,080)	—	—
1,593,371	11/06/15	Deutsche Bank AG	0.52%	Dow Jones U.S. IndustrialsSM Index	57,777
3,604,716	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Industrials ETF	205,814
5,198,087					263,591	—	(150,002)	113,589
1,549,537	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. IndustrialsSM Index	183,741	—	—	183,741
1,559,373	01/06/15	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Industrials ETF	926,777
1,872,932	01/06/16	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. IndustrialsSM Index	635,875
3,432,305					1,562,652	(1,562,380)	—	272
20,540,174	01/06/16	Societe Generale	0.55%	Dow Jones U.S. IndustrialsSM Index	547,020	—	(547,020)	—
747,278	01/06/15	UBS AG	0.45%	Dow Jones U.S. IndustrialsSM Index	48,692	—	—	48,692
$36,290,882					$3,604,967

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA INDUSTRIALS 221

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2014:

Aerospace & Defense	17.8%
Air Freight & Logistics	4.6%
Building Products	1.2%
Chemicals	0.8%
Commercial Services & Supplies	3.5%
Construction & Engineering	1.7%
Construction Materials	0.7%
Containers & Packaging	2.3%
Diversified Financial Services	0.0%‡
Electrical Equipment	4.9%
Electronic Equipment, Instruments & Components	3.4%
Industrial Conglomerates	14.2%
Internet Software & Services	0.7%
IT Services	7.0%
Life Sciences Tools & Services	1.0%
Machinery	12.9%
Marine	0.2%
Multi-Utilities	0.2%
Paper & Forest Products	0.1%
Professional Services	1.5%
Road & Rail	6.4%
Semiconductors & Semiconductor Equipment	0.0%‡
Trading Companies & Distributors	2.2%
Other[1]	12.7%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

222 :: UXI ULTRA INDUSTRIALS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 81.6%
	Electric Utilities — 0.3%
12,159	OGE Energy Corp.	$446,600
	Energy Equipment & Services — 17.2%
3,536	Atwood Oceanics, Inc.*	174,502
26,760	Baker Hughes, Inc.	1,887,115
2,220	Bristow Group, Inc.	168,676
12,499	Cameron International Corp.*	799,311
1,216	CARBO Ceramics, Inc.	167,285
2,777	Core Laboratories N.V.	443,903
4,256	Diamond Offshore Drilling, Inc.	217,311
4,670	Dresser-Rand Group, Inc.*	285,804
2,490	Dril-Quip, Inc.*	254,528
14,295	Ensco PLC, Class A	752,775
3,591	Exterran Holdings, Inc.	149,888
14,446	FMC Technologies, Inc.*	838,735
52,083	Halliburton Co.	3,366,645
6,019	Helix Energy Solutions Group, Inc.*	140,724
6,582	Helmerich & Payne, Inc.	723,691
14,482	McDermott International, Inc.*	105,139
15,972	Nabors Industries Ltd.	418,946
26,231	National Oilwell Varco, Inc.	2,147,532
15,556	Noble Corp. PLC	489,392
6,623	Oceaneering International, Inc.	477,187
3,265	Oil States International, Inc.*	351,249
8,828	Patterson-UTI Energy, Inc.	292,118
7,604	Rowan Cos. PLC, Class A	235,420
80,023	Schlumberger Ltd.	8,325,593
1,161	SEACOR Holdings, Inc.*	92,973
9,709	Superior Energy Services, Inc.	322,242
3,028	Tidewater, Inc.	157,819
20,772	Transocean Ltd.	882,602
2,683	Unit Corp.*	170,424
47,095	Weatherford International Ltd.*	1,021,491
		25,861,020
	Machinery — 0.1%
1,861	Chart Industries, Inc.*	133,787
	Oil, Gas & Consumable Fuels — 63.8%
30,837	Anadarko Petroleum Corp.	3,171,894
24,162	Apache Corp.	2,252,382
25,845	Cabot Oil & Gas Corp.	936,623
13,455	Cheniere Energy, Inc.*	916,420
30,992	Chesapeake Energy Corp.	890,090
116,859	Chevron Corp.	14,349,117
5,326	Cimarex Energy Co.	687,746
18,127	Cobalt International Energy, Inc.*	335,168
6,839	Concho Resources, Inc.*	901,380
Shares		Value
	Common Stocks (a) (continued)
75,050	ConocoPhillips	$5,999,497
2,615	Continental Resources, Inc.*	367,041
21,790	Denbury Resources, Inc.	368,033
23,440	Devon Energy Corp.	1,732,216
4,450	Energen Corp.	379,941
4,305	Energy XXI Bermuda Ltd.	92,342
33,435	EOG Resources, Inc.	3,537,423
9,236	EQT Corp.	987,144
10,356	EXCO Resources, Inc.	54,473
264,506	Exxon Mobil Corp.	26,590,789
5,216	Gulfport Energy Corp.*	320,940
16,727	Hess Corp.	1,527,175
12,180	HollyFrontier Corp.	599,865
41,007	Kinder Morgan, Inc.	1,369,224
16,284	Kodiak Oil & Gas Corp.*	207,295
42,660	Marathon Oil Corp.	1,563,916
18,030	Marathon Petroleum Corp.	1,611,702
10,540	Murphy Oil Corp.	650,002
8,345	Newfield Exploration Co.*	304,426
22,030	Noble Energy, Inc.	1,587,702
5,857	Oasis Petroleum, Inc.*	289,921
48,647	Occidental Petroleum Corp.	4,849,619
12,720	ONEOK, Inc.	820,313
35,969	Phillips 66	3,049,811
8,748	Pioneer Natural Resources Co.	1,838,480
10,977	QEP Resources, Inc.	350,605
10,020	Range Resources Corp.	931,359
3,755	Rosetta Resources, Inc.*	176,973
22,122	SandRidge Energy, Inc.*	147,554
2,601	SemGroup Corp., Class A	176,712
4,105	SM Energy Co.	311,200
21,603	Southwestern Energy Co.*	982,288
41,022	Spectra Energy Corp.	1,664,673
2,340	Teekay Corp.	135,369
8,068	Tesoro Corp.	453,422
9,365	Ultra Petroleum Corp.*	253,042
32,596	Valero Energy Corp.	1,827,006
3,270	Western Refining, Inc.	134,135
7,263	Whiting Petroleum Corp.*	521,847
41,893	Williams Cos., Inc. (The)	1,967,295
4,400	World Fuel Services Corp.	203,984
12,348	WPX Energy, Inc.*	261,531
		95,639,105
	Semiconductors & Semiconductor Equipment — 0.2%
4,324	First Solar, Inc.*	267,137
	Total Common Stocks (Cost $114,820,438)	122,347,649

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA OIL & GAS 223

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 2.8%
	Federal Home Loan Bank
$491,673	0.00%, due 06/02/14	$491,673
	U.S. Treasury Bills
1,400,000	0.00%, due 09/18/14	1,399,874
2,235,000	0.00%, due 10/09/14	2,234,790
	Total U.S. Government & Agency Securities (Cost $4,126,320)	4,126,337
	Repurchase Agreements (a)(b) — 1.9%
2,909,577	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,909,589	2,909,577
	Total Repurchase Agreements (Cost $2,909,577)	2,909,577
	Total Investment Securities (Cost $121,856,335) — 86.3%	129,383,563
	Other assets less liabilities — 13.7%	20,496,862
	Net Assets — 100.0%	$149,880,425

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $24,085,317.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,181,535
Aggregate gross unrealized depreciation	(1,738,238)
Net unrealized appreciation	$7,443,297
Federal income tax cost of investments	$121,940,266

See accompanying notes to the financial statements.

224 :: DIG ULTRA OIL & GAS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Oil & Gas had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$3,950,215	11/06/15	Bank of America, N.A.	(0.01)%	iShares® U.S. Energy ETF	$183,733
64,765,396	11/06/15	Bank of America, N.A.	0.45%	Dow Jones U.S. Oil & GasSM Index	4,425,048
68,715,611					4,608,781	$(4,608,781)	$—	$—
9,089,520	01/06/15	Credit Suisse International	0.45%	Dow Jones U.S. Oil & GasSM Index	4,785,407	(4,704,021)	(1,155)	80,231
5,813,417	11/06/15	Deutsche Bank AG	0.82%	Dow Jones U.S. Oil & GasSM Index	385,354
19,259,492	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Energy ETF	1,604,625
25,072,909					1,989,979	—	(1,989,979)	—
5,535,227	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Oil & GasSM Index	570,076
9,761,819	11/06/14	Goldman Sachs International	0.15%	iShares® U.S. Energy ETF	521,906
15,297,046					1,091,982	(934,031)	—	157,951
1,406,443	11/06/14	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Energy ETF	1,005,133
27,700,431	11/06/15	Morgan Stanley & Co. International PLC	0.35%	Dow Jones U.S. Oil & GasSM Index	2,771,833
29,106,874					3,776,966	(3,776,966)	—	—
22,795,316	11/06/15	Societe Generale	0.55%	Dow Jones U.S. Oil & GasSM Index	2,694,709	—	(2,694,709)	—
7,281,621	01/06/15	UBS AG	0.45%	Dow Jones U.S. Oil & GasSM Index	737,152	(597,762)	—	139,390
$177,358,897					$19,684,976

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA OIL & GAS 225

Shares		Value
	Common Stocks (a) — 73.2%
	Real Estate Investment Trusts — 70.0%
23,026	Alexandria Real Estate Equities, Inc.	$1,752,048
33,678	American Campus Communities, Inc.	1,308,053
113,853	American Capital Agency Corp.	2,701,732
287,802	American Realty Capital Properties, Inc.	3,571,623
126,962	American Tower Corp.	11,379,604
304,503	Annaly Capital Management, Inc.	3,590,090
46,958	Apartment Investment & Management Co., Class A	1,478,238
119,212	ARMOUR Residential REIT, Inc.	518,572
39,100	AvalonBay Communities, Inc.	5,545,944
61,895	BioMed Realty Trust, Inc.	1,343,121
49,177	Boston Properties, Inc.	5,934,680
50,377	Brandywine Realty Trust	770,768
27,455	Camden Property Trust	1,928,439
54,655	CBL & Associates Properties, Inc.	1,028,607
330,287	Chimera Investment Corp.	1,040,404
40,055	Columbia Property Trust, Inc.	1,053,046
35,771	CommonWealth REIT	941,135
28,100	Corporate Office Properties Trust	774,155
37,269	Corrections Corp. of America	1,212,361
107,372	Crown Castle International Corp.	8,238,654
41,586	CubeSmart	758,529
51,956	CYS Investments, Inc.	480,073
102,936	DCT Industrial Trust, Inc.	815,253
93,526	DDR Corp.	1,618,935
62,825	DiamondRock Hospitality Co.	780,286
43,501	Digital Realty Trust, Inc.	2,501,307
41,707	Douglas Emmett, Inc.	1,184,062
105,112	Duke Realty Corp.	1,860,482
20,958	DuPont Fabros Technology, Inc.	535,896
9,936	EastGroup Properties, Inc.	632,526
17,011	EPR Properties	917,233
25,443	Equity Lifestyle Properties, Inc.	1,112,877
107,929	Equity Residential	6,670,012
19,790	Essex Property Trust, Inc.	3,581,198
35,359	Extra Space Storage, Inc.	1,851,044
21,477	Federal Realty Investment Trust	2,566,931
28,015	Franklin Street Properties Corp.	350,748
28,536	Gaming and Leisure Properties, Inc.	957,668
167,573	General Growth Properties, Inc.	3,993,265
23,172	Geo Group, Inc. (The)	788,080
31,048	Hatteras Financial Corp.	629,964
146,939	HCP, Inc.	6,134,703
93,199	Health Care REIT, Inc.	5,892,973
30,853	Healthcare Realty Trust, Inc.	769,165
28,902	Highwoods Properties, Inc.	1,172,843
18,337	Home Properties, Inc.	1,140,195
48,087	Hospitality Properties Trust	1,395,004
Shares		Value
	Common Stocks (a) (continued)
243,222	Host Hotels & Resorts, Inc.	$5,367,910
39,560	Invesco Mortgage Capital, Inc.	702,586
26,389	Kilroy Realty Corp.	1,598,646
131,704	Kimco Realty Corp.	3,018,656
33,422	LaSalle Hotel Properties	1,102,592
65,573	Lexington Realty Trust	744,254
47,118	Liberty Property Trust	1,823,938
45,175	Macerich Co. (The)	2,983,357
28,474	Mack-Cali Realty Corp.	619,309
54,719	Medical Properties Trust, Inc.	739,801
117,841	MFA Financial, Inc.	969,831
24,097	Mid-America Apartment Communities, Inc.	1,743,418
39,213	National Retail Properties, Inc.	1,371,671
39,927	Omega Healthcare Investors, Inc.	1,472,907
49,589	Piedmont Office Realty Trust, Inc., Class A	923,347
56,919	Plum Creek Timber Co., Inc.	2,567,047
17,461	Post Properties, Inc.	893,130
13,029	Potlatch Corp.	523,245
160,580	Prologis, Inc.	6,665,676
46,470	Public Storage	8,010,499
40,637	Rayonier, Inc.	1,934,321
70,579	Realty Income Corp.	3,056,071
26,527	Redwood Trust, Inc.	517,011
29,677	Regency Centers Corp.	1,584,752
60,000	Retail Properties of America, Inc., Class A	902,400
41,986	RLJ Lodging Trust	1,163,432
16,240	Ryman Hospitality Properties, Inc.	749,151
64,820	Senior Housing Properties Trust	1,554,384
101,005	Simon Property Group, Inc.	16,813,292
30,549	SL Green Realty Corp.	3,344,810
10,456	Sovran Self Storage, Inc.	803,021
120,702	Spirit Realty Capital, Inc.	1,362,726
70,094	Starwood Property Trust, Inc.	1,709,593
12,552	Starwood Waypoint Residential Trust*	342,555
58,776	Sunstone Hotel Investors, Inc.	863,419
30,675	Tanger Factory Outlet Centers, Inc.	1,086,508
20,290	Taubman Centers, Inc.	1,519,721
117,293	Two Harbors Investment Corp.	1,235,095
80,813	UDR, Inc.	2,223,974
94,585	Ventas, Inc.	6,318,278
55,981	Vornado Realty Trust	5,994,445
50,502	Washington Prime Group, Inc.*	1,004,485
21,383	Washington Real Estate Investment Trust	552,323
36,060	Weingarten Realty Investors	1,146,347
187,882	Weyerhaeuser Co.	5,903,252
18,765	WP Carey, Inc.	1,194,205
		215,923,917

See accompanying notes to the financial statements.

226 :: URE ULTRA REAL ESTATE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
	Real Estate Management & Development — 3.2%
13,766	Alexander & Baldwin, Inc.	$521,869
89,625	CBRE Group, Inc., Class A*	2,674,410
50,754	Forest City Enterprises, Inc., Class A*	965,848
10,049	Howard Hughes Corp. (The)*	1,488,056
14,304	Jones Lang LaSalle, Inc.	1,734,932
46,965	Realogy Holdings Corp.*	1,746,159
29,670	St. Joe Co. (The)*	698,432
		9,829,706
	Total Common Stocks (Cost $203,965,374)	225,753,623
Principal Amount
	U.S. Government & Agency Securities (a) — 3.0%
	Federal Home Loan Bank
$909,850	0.00%, due 06/02/14	909,850
	U.S. Treasury Bill
8,500,000	0.00%, due 07/10/14	8,499,438
	Total U.S. Government & Agency Securities (Cost $9,409,288)	9,409,288
Principal Amount		Value
	Repurchase Agreements (a)(b) — 1.9%
$5,796,496	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,796,522	$5,796,496
	Total Repurchase Agreements (Cost $5,796,496)	5,796,496
	Total Investment Securities (Cost $219,171,158) — 78.1%	240,959,407
	Other assets less liabilities — 21.9%	67,753,918
	Net Assets — 100.0%	$308,713,325

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $76,985,648.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,919,968
Aggregate gross unrealized depreciation	(1,220,548)
Net unrealized appreciation	$21,699,420
Federal income tax cost of investments	$219,259,987

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA REAL ESTATE 227

Swap Agreements1

Ultra Real Estate had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$8,172,735	11/06/15	Bank of America, N.A.	0.14%	iShares® U.S. Real Estate ETF	$1,200,619
8,229,324	11/06/15	Bank of America, N.A.	0.60%	Dow Jones U.S. Real EstateSM Index	4,824,605
16,402,059					6,025,224	$(5,915,002)	$—	$110,222
5,090,982	03/06/15	Citibank, N.A.	0.82%	Dow Jones U.S. Real EstateSM Index	646,405	(570,774)	—	75,631
98,148,890	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. Real EstateSM Index	13,278,713	(12,864,129)	(2,058)	412,526
11,474,515	11/06/15	Deutsche Bank AG	0.02%	iShares® U.S. Real Estate ETF	1,464,072
105,340,996	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. Real EstateSM Index	12,374,674
116,815,511					13,838,746	—	(13,100,024)	738,722
714,606	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Real EstateSM Index	409,136
34,167,875	11/06/14	Goldman Sachs International	0.15%	iShares® U.S. Real Estate ETF	5,506,917
34,882,481					5,916,053	(5,747,403)	—	168,650
14,252,082	11/06/15	Morgan Stanley & Co. International PLC	0.40%	Dow Jones U.S. Real EstateSM Index	1,905,455
43,982,035	11/06/14	Morgan Stanley & Co. International PLC	(0.35)%	iShares® U.S. Real Estate ETF	19,403,144
58,234,117					21,308,599	(21,308,599)	—	—
24,864,019	11/06/15	Societe Generale	0.55%	Dow Jones U.S. Real EstateSM Index	2,757,344	—	(2,757,344)	—
37,390,304	01/06/15	UBS AG	0.35%	Dow Jones U.S. Real EstateSM Index	4,997,058	(4,997,058)	—	—
$391,828,363					$68,768,142

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

228 :: URE ULTRA REAL ESTATE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 95.7%
	Banks — 91.0%
12,977	Associated Banc-Corp	$223,594
13,393	BancorpSouth, Inc.	314,736
3,053	Bank of Hawaii Corp.	170,235
2,082	BOK Financial Corp.	130,708
16,724	Boston Private Financial Holdings, Inc.	211,391
9,438	Cathay General Bancorp	226,795
3,747	City Holding Co.	161,908
2,776	City National Corp./CA	197,346
10,270	Columbia Banking System, Inc.	254,388
5,205	Community Bank System, Inc.	184,830
14,434	CVB Financial Corp.	210,448
6,245	East West Bancorp, Inc.	209,083
18,389	First Commonwealth Financial Corp.	158,145
10,201	First Financial Bancorp	165,868
4,094	First Financial Bankshares, Inc.	243,511
20,124	First Horizon National Corp.	230,621
14,920	First Midwest Bancorp, Inc./IL	238,720
7,356	First Republic Bank/CA	374,126
14,156	FirstMerit Corp.	264,293
21,581	FNB Corp./PA	264,151
12,977	Fulton Financial Corp.	155,075
8,674	Glacier Bancorp, Inc.	227,866
4,372	Hancock Holding Co.	147,686
1,952	Iberiabank Corp.	121,922
8,327	MB Financial, Inc.	223,497
17,557	National Penn Bancshares, Inc.	180,486
17,297	Old National Bancorp/IN	234,028
14,148	PacWest Bancorp	571,862
1,804	Park National Corp.	134,669
6,245	Pinnacle Financial Partners, Inc.	215,577
7,841	PrivateBancorp, Inc.	209,433
4,238	Prosperity Bancshares, Inc.	246,355
5,690	S&T Bancorp, Inc.	138,096
2,706	Signature Bank/NY*	313,409
27,341	Susquehanna Bancshares, Inc.	270,129
3,614	SVB Financial Group*	381,096
10,826	Synovus Financial Corp.	249,648
9,091	TCF Financial Corp.	144,456
6,315	Texas Capital Bancshares, Inc.*	323,328
6,384	Trustmark Corp.	147,790
2,706	UMB Financial Corp.	149,371
20,513	Umpqua Holdings Corp.	339,900
7,911	United Bankshares, Inc./WV	239,703
14,364	Valley National Bancorp	139,187
10,131	Webster Financial Corp.	303,120
2,776	Westamerica Bancorp.	135,941
6,731	Wintrust Financial Corp.	293,337
		10,671,864
Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 4.7%
18,112	Brookline Bancorp, Inc.	$161,921
11,658	Provident Financial Services, Inc.	197,370
9,507	Washington Federal, Inc.	198,031
		557,322
	Total Common Stocks (Cost $12,072,568)	11,229,186
Principal Amount
	U.S. Government & Agency Security (a) — 0.9%
	Federal Home Loan Bank
$102,106	0.00%, due 06/02/14	102,106
	Total U.S. Government & Agency Security (Cost $102,106)	102,106
	Repurchase Agreements (a)(b) — 7.1%
830,100	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $830,104	830,100
	Total Repurchase Agreements (Cost $830,100)	830,100
	Total Investment Securities (Cost $13,004,774) — 103.7%	12,161,392
	Liabilities in excess of other assets — (3.7%)	(436,580)
	Net Assets — 100.0%	$11,724,812

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,507,155.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,926
Aggregate gross unrealized depreciation	(893,441)
Net unrealized depreciation	$(848,515)
Federal income tax cost of investments	$13,009,907

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA KBW REGIONAL BANKING 229

Swap Agreements1

Ultra KBW Regional Banking had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$56,015	01/06/16	Bank of America, N.A.	(0.20)%	PowerShares KBW Regional Banking Portfolio	$(3,492)
3,312,473	01/06/16	Bank of America, N.A.	0.15%	KBW Regional Banking IndexSM	(63,332)
3,368,488					(66,824)	$66,824	$—	$—
1,152,957	01/06/16	Deutsche Bank AG	0.12%	KBW Regional Banking IndexSM	(101,184)	101,184	—	—
1,857,710	11/06/15	Morgan Stanley & Co. International PLC	0.15%	KBW Regional Banking IndexSM	(52,531)	344	—	(52,187)
5,356,258	01/06/16	Societe Generale	0.55%	KBW Regional Banking IndexSM	(173,311)	173,311	—	—
494,866	01/06/15	UBS AG	0.50%	KBW Regional Banking IndexSM	(14,172)	14,172	—	—
$12,230,279					$(408,022)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

230 :: KRU ULTRA KBW REGIONAL BANKING :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 78.1%
	Communications Equipment — 0.3%
2,078	InterDigital, Inc.	$78,943
	Semiconductors & Semiconductor Equipment — 77.8%
31,698	Advanced Micro Devices, Inc.*	126,792
16,310	Altera Corp.	540,350
16,051	Analog Devices, Inc.	840,751
62,199	Applied Materials, Inc.	1,255,798
21,851	Atmel Corp.*	183,111
12,824	Avago Technologies Ltd.	906,272
28,347	Broadcom Corp., Class A	903,419
2,701	Cavium, Inc.*	132,295
3,201	Cirrus Logic, Inc.*	70,838
6,246	Cree, Inc.*	300,558
7,291	Cypress Semiconductor Corp.*	74,733
6,407	Fairchild Semiconductor International, Inc.*	93,991
1,611	Hittite Microwave Corp.	94,727
7,007	Integrated Device Technology, Inc.*	93,193
255,354	Intel Corp.	6,976,271
3,660	International Rectifier Corp.*	98,161
8,555	KLA-Tencor Corp.	560,524
8,336	Lam Research Corp.*	517,165
12,117	Linear Technology Corp.	559,321
20,968	Marvell Technology Group Ltd.	326,472
14,513	Maxim Integrated Products, Inc.	497,070
10,227	Microchip Technology, Inc.	486,805
54,485	Micron Technology, Inc.*	1,557,726
4,866	Microsemi Corp.*	118,390
28,465	NVIDIA Corp.	540,835
23,105	ON Semiconductor Corp.*	200,782
10,493	PMC-Sierra, Inc.*	74,186
14,511	RF Micro Devices, Inc.*	136,549
3,525	Semtech Corp.*	91,438
2,024	Silicon Laboratories, Inc.*	91,323
9,703	Skyworks Solutions, Inc.	420,237
12,623	SunEdison, Inc.*	248,547
1,827	Synaptics, Inc.*	124,382
9,962	Teradyne, Inc.	177,324
55,684	Texas Instruments, Inc.	2,616,034
13,705	Xilinx, Inc.	643,587
		22,679,957
	Total Common Stocks (Cost $19,807,274)	22,758,900
Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.7%
	Federal Home Loan Bank
$218,275	0.00%, due 06/02/14	$218,275
	Total U.S. Government & Agency Security (Cost $218,275)	218,275
	Repurchase Agreements (a)(b) — 3.5%
1,027,743	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,027,748	1,027,743
	Total Repurchase Agreements (Cost $1,027,743)	1,027,743
	Total Investment Securities (Cost $21,053,292) — 82.3%	24,004,918
	Other assets less liabilities — 17.7%	5,168,873
	Net Assets — 100.0%	$29,173,791

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $2,264,764.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,671,178
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,671,178
Federal income tax cost of investments	$21,333,740

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA SEMICONDUCTORS 231

Swap Agreements1

Ultra Semiconductors had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$4,189,281	11/06/15	Bank of America, N.A.	0.55%	Dow Jones U.S. SemiconductorsSM Index	$86,721	$—	$—	$86,721
348,910	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. SemiconductorsSM Index	102,852	—	—	102,852
494,620	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. SemiconductorsSM Index	125,190	—	—	125,190
24,219,742	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. SemiconductorsSM Index	3,520,540	(3,520,540)	—	—
5,676,476	11/06/15	Societe Generale	0.55%	Dow Jones U.S. SemiconductorsSM Index	1,204,861	—	(1,150,000)	54,861
611,919	01/06/15	UBS AG	0.50%	Dow Jones U.S. SemiconductorsSM Index	77,782	—	—	77,782
$35,540,948					$5,117,946

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

232 :: USD ULTRA SEMICONDUCTORS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 79.4%
	Commercial Services & Supplies — 0.1%
7,767	Pitney Bowes, Inc.	$214,602
	Communications Equipment — 8.7%
2,172	ADTRAN, Inc.	48,740
4,532	ARRIS Group, Inc.*	150,055
4,185	Aruba Networks, Inc.*	77,485
17,025	Brocade Communications Systems, Inc.*	155,268
4,028	Ciena Corp.*	78,143
197,543	Cisco Systems, Inc.	4,863,509
2,904	F5 Networks, Inc.*	315,229
3,686	Finisar Corp.*	87,542
4,096	Harris Corp.	316,416
1,551	InterDigital, Inc.	58,922
8,954	JDS Uniphase Corp.*	98,225
18,152	Juniper Networks, Inc.*	443,998
8,664	Motorola Solutions, Inc.	584,127
1,789	Palo Alto Networks, Inc.*	134,014
1,649	Plantronics, Inc.	74,766
5,249	Polycom, Inc.*	66,925
64,850	QUALCOMM, Inc.	5,217,183
6,135	Riverbed Technology, Inc.*	124,663
1,626	ViaSat, Inc.*	88,178
		12,983,388
	Electronic Equipment, Instruments & Components — 0.9%
50,178	Corning, Inc.	1,068,791
5,927	Ingram Micro, Inc., Class A*	164,593
1,460	Tech Data Corp.*	86,885
		1,320,269
	Health Care Technology — 0.6%
6,111	Allscripts Healthcare Solutions, Inc.*	90,076
1,434	athenahealth, Inc.*	181,989
11,343	Cerner Corp.*	613,089
1,953	Medidata Solutions, Inc.*	75,523
		960,677
	Household Durables — 0.2%
4,715	Garmin Ltd.	277,761
	Internet Software & Services — 13.1%
6,847	Akamai Technologies, Inc.*	372,066
3,047	AOL, Inc.*	110,545
1,895	Equinix, Inc.*	376,631
65,512	Facebook, Inc., Class A*	4,146,910
10,825	Google, Inc., Class A*	6,188,111
10,825	Google, Inc., Class C*	6,072,609
2,939	IAC/InterActiveCorp	194,591
1,705	j2 Global, Inc.	80,749
6,360	Pandora Media, Inc.*	156,011
4,460	Rackspace Hosting, Inc.*	162,745
Shares		Value
	Common Stocks (a) (continued)
2,933	Twitter, Inc.*	$95,147
4,818	VeriSign, Inc.*	241,285
35,999	Yahoo!, Inc.*	1,247,365
		19,444,765
	IT Services — 6.6%
6,121	Amdocs Ltd.	294,542
900	CACI International, Inc., Class A*	64,260
23,294	Cognizant Technology Solutions Corp., Class A*	1,132,321
5,587	Computer Sciences Corp.	351,366
1,329	DST Systems, Inc.	121,138
3,535	Gartner, Inc.*	251,303
37,538	International Business Machines Corp.	6,920,506
2,577	Leidos Holdings, Inc.	98,313
1,598	Science Applications International Corp.	61,891
6,105	Teradata Corp.*	256,349
5,433	Vantiv, Inc., Class A*	168,369
4,260	VeriFone Systems, Inc.*	139,771
		9,860,129
	Semiconductors & Semiconductor Equipment — 11.4%
23,669	Advanced Micro Devices, Inc.*	94,676
12,178	Altera Corp.	403,457
11,985	Analog Devices, Inc.	627,774
46,442	Applied Materials, Inc.	937,664
16,315	Atmel Corp.*	136,720
9,576	Avago Technologies Ltd.	676,736
21,166	Broadcom Corp., Class A	674,560
2,017	Cavium, Inc.*	98,793
2,390	Cirrus Logic, Inc.*	52,891
4,664	Cree, Inc.*	224,432
5,444	Cypress Semiconductor Corp.*	55,801
4,784	Fairchild Semiconductor International, Inc.*	70,181
1,203	Hittite Microwave Corp.	70,736
5,232	Integrated Device Technology, Inc.*	69,586
190,668	Intel Corp.	5,209,050
2,733	International Rectifier Corp.*	73,299
6,388	KLA-Tencor Corp.	418,542
6,224	Lam Research Corp.*	386,137
9,047	Linear Technology Corp.	417,610
15,657	Marvell Technology Group Ltd.	243,779
10,836	Maxim Integrated Products, Inc.	371,133
7,636	Microchip Technology, Inc.	363,474
40,683	Micron Technology, Inc.*	1,163,127
3,633	Microsemi Corp.*	88,391
21,254	NVIDIA Corp.	403,826
17,252	ON Semiconductor Corp.*	149,920
7,835	PMC-Sierra, Inc.*	55,393
10,835	RF Micro Devices, Inc.*	101,957
2,632	Semtech Corp.*	68,274
1,511	Silicon Laboratories, Inc.*	68,176

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA TECHNOLOGY 233

Shares		Value
	Common Stocks (a) (continued)
7,245	Skyworks Solutions, Inc.	$313,781
9,425	SunEdison, Inc.*	185,578
1,364	Synaptics, Inc.*	92,861
7,439	Teradyne, Inc.	132,414
41,578	Texas Instruments, Inc.	1,953,334
10,233	Xilinx, Inc.	480,542
		16,934,605
	Software — 18.0%
1,475	ACI Worldwide, Inc.*	80,107
17,813	Adobe Systems, Inc.*	1,149,651
3,549	ANSYS, Inc.*	260,674
3,547	Aspen Technology, Inc.*	152,486
8,712	Autodesk, Inc.*	456,247
12,363	CA, Inc.	354,694
11,086	Cadence Design Systems, Inc.*	185,025
6,284	Citrix Systems, Inc.*	389,419
1,712	CommVault Systems, Inc.*	83,751
8,367	Compuware Corp.	82,833
1,824	Concur Technologies, Inc.*	155,715
1,339	Fair Isaac Corp.	78,867
5,246	Fortinet, Inc.*	117,878
2,569	Guidewire Software, Inc.*	97,031
4,188	Informatica Corp.*	153,239
10,865	Intuit, Inc.	861,486
3,736	Mentor Graphics Corp.	79,166
2,886	MICROS Systems, Inc.*	154,170
289,671	Microsoft Corp.	11,859,131
1,174	NetSuite, Inc.*	94,495
10,095	Nuance Communications, Inc.*	163,388
132,801	Oracle Corp.	5,580,298
1,978	Progress Software Corp.*	42,962
4,552	PTC, Inc.*	167,514
3,404	Qlik Technologies, Inc.*	73,901
7,268	Red Hat, Inc.*	364,272
3,777	Rovi Corp.*	91,290
21,525	Salesforce.com, Inc.*	1,132,861
3,883	ServiceNow, Inc.*	203,120
2,507	SolarWinds, Inc.*	97,999
2,645	Solera Holdings, Inc.	172,586
3,331	Splunk, Inc.*	139,436
2,397	SS&C Technologies Holdings, Inc.*	102,232
26,520	Symantec Corp.	583,175
5,909	Synopsys, Inc.*	227,437
5,853	TIBCO Software, Inc.*	125,898
1,111	Tyler Technologies, Inc.*	86,802
1,071	Ultimate Software Group, Inc. (The)*	136,156
3,301	VMware, Inc., Class A*	318,547
1,270	Workday, Inc., Class A*	99,530
		26,755,469
	Technology Hardware, Storage & Peripherals — 19.8%
3,681	3D Systems Corp.*	186,443
34,206	Apple, Inc.	21,652,398
Shares		Value
	Common Stocks (a) (continued)
2,465	Diebold, Inc.	$92,511
1,801	Electronics For Imaging, Inc.*	73,283
77,680	EMC Corp.	2,063,181
72,675	Hewlett-Packard Co.	2,434,613
2,361	Lexmark International, Inc., Class A	102,916
6,393	NCR Corp.*	208,795
12,704	NetApp, Inc.	470,175
8,648	SanDisk Corp.	835,656
12,607	Seagate Technology PLC	677,374
8,064	Western Digital Corp.	708,422
		29,505,767
	Total Common Stocks (Cost $104,375,732)	118,257,432
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$209,491	0.00%, due 06/02/14	209,491
	Total U.S. Government & Agency Security (Cost $209,491)	209,491
	Repurchase Agreements (a)(b) — 4.0%
5,911,938	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,911,965	5,911,938
	Total Repurchase Agreements (Cost $5,911,938)	5,911,938
	Total Investment Securities (Cost $110,497,161) — 83.5%	124,378,861
	Other assets less liabilities — 16.5%	24,557,888
	Net Assets — 100.0%	$148,936,749

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $27,780,742.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,448,445
Aggregate gross unrealized depreciation	(709,052)
Net unrealized appreciation	$13,739,393
Federal income tax cost of investments	$110,639,468

See accompanying notes to the financial statements.

234 :: ROM ULTRA TECHNOLOGY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Technology had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$11,586,504	11/06/15	Bank of America, N.A.	0.55%	Dow Jones U.S. TechnologySM Index	$579,182
28,946,052	11/06/15	Bank of America, N.A.	0.09%	iShares® U.S. Technology ETF	2,611,641
40,532,556					3,190,823	$(3,093,811)	$—	$97,012
63,397,128	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. TechnologySM Index	377,133	—	—	377,133
8,263,368	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. TechnologySM Index	6,989,467	(6,983,701)	(5,766)	—
37,049,826	01/06/16	Deutsche Bank AG	0.32%	Dow Jones U.S. TechnologySM Index	6,514,083	—	(6,350,008)	164,075
7,452,518	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. TechnologySM Index	2,781,296	(2,781,296)	—	—
7,712,940	11/06/14	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Technology ETF	1,834,662
9,182,092	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. TechnologySM Index	760,656
16,895,032					2,595,318	(2,595,318)	—	—
1,120,943	11/06/15	Societe Generale	0.55%	Dow Jones U.S. TechnologySM Index	286,605	—	(286,605)	—
4,884,399	01/06/15	UBS AG	0.45%	Dow Jones U.S. TechnologySM Index	535,710	(395,884)	—	139,826
$179,595,770					$23,270,435

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA TECHNOLOGY 235

Shares		Value
	Common Stocks (a) — 81.3%
	Communications Equipment — 2.0%
12,913	Ruckus Wireless, Inc.*	$139,460
	Diversified Telecommunication Services — 51.8%
17,456	8x8, Inc.*	131,269
13,792	AT&T, Inc.	489,202
2,635	Atlantic Tele-Network, Inc.	147,086
11,242	CenturyLink, Inc.	423,486
49,614	Cincinnati Bell, Inc.*	195,975
9,073	Consolidated Communications Holdings, Inc.	185,271
53,391	Frontier Communications Corp.	309,134
13,905	General Communication, Inc., Class A*	157,683
7,524	Level 3 Communications, Inc.*	328,423
8,209	tw telecom, inc.*	269,173
9,941	Verizon Communications, Inc.	496,652
40,566	Vonage Holdings Corp.*	154,151
31,885	Windstream Holdings, Inc.	305,139
		3,592,644
	Wireless Telecommunication Services — 27.5%
119,826	NII Holdings, Inc.*	59,913
10,388	NTELOS Holdings Corp.	130,162
3,337	SBA Communications Corp., Class A*	338,706
5,990	Shenandoah Telecommunications Co.	165,384
32,546	Sprint Corp.*	310,814
9,428	Telephone & Data Systems, Inc.	261,250
9,185	T-Mobile US, Inc.*	315,321
4,299	United States Cellular Corp.	184,642
9,479	USA Mobility, Inc.	146,166
		1,912,358
	Total Common Stocks (Cost $5,368,354)	5,644,462
No. of Rights
	Rights — 0.3%
6,893	Leap Wireless International, Inc.*^	17,370
		17,370
	Total Rights (Cost $—)	17,370
Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$3,075	0.00%, due 06/02/14	$3,075
	Total U.S. Government & Agency Security (Cost $3,075)	3,075
	Repurchase Agreements (a)(b) — 2.7%
190,441	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $190,441	190,441
	Total Repurchase Agreements (Cost $190,441)	190,441
	Total Investment Securities (Cost $5,561,870) — 84.3%	5,855,348
	Other assets less liabilities — 15.7%	1,086,762
	Net Assets — 100.0%	$6,942,110

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $17,370 or 0.25% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $802,867.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$584,144
Aggregate gross unrealized depreciation	(339,502)
Net unrealized appreciation	$244,642
Federal income tax cost of investments	$5,610,706

See accompanying notes to the financial statements.

236 :: LTL ULTRA TELECOMMUNICATIONS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Telecommunications had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$180,858	11/06/15	Bank of America, N.A.	(0.16)%	iShares® U.S. Telecommunications ETF	$(903)
3,569,300	11/06/15	Bank of America, N.A.	0.30%	Dow Jones U.S. Select TelecommunictionsSM Index	190,732
3,750,158					189,829	$(189,829)	$—	$—
235,499	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Select TelecommunictionsSM Index	5,315	—	—	5,315
1,183,650	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. Select TelecommunictionsSM Index	281,229	(262,744)	—	18,485
380,847	11/06/15	Deutsche Bank AG	0.32%	Dow Jones U.S. Select TelecommunictionsSM Index	13,512
725,365	11/06/15	Deutsche Bank AG	0.02%	iShares® U.S. Telecommunictions ETF	71,249
1,106,212					84,761	—	—	84,761
210,973	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Select TelecommunictionsSM Index	13,558	—	—	13,558
333,690	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. Select TelecommunictionsSM Index	11,008
532,528	11/06/14	Morgan Stanley & Co. International PLC	0.00%	iShares® U.S. Telecommunictions ETF	339,846
866,218					350,854	(318,082)	—	32,772
473,059	11/06/15	Societe Generale	0.55%	Dow Jones U.S. Select TelecommunictionsSM Index	15,343	—	—	15,343
409,879	01/06/15	UBS AG	0.35%	Dow Jones U.S. Select TelecommunictionsSM Index	23,141	—	—	23,141
$8,235,648					$964,030

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA TELECOMMUNICATIONS 237

Shares		Value
	Common Stocks (a) — 88.1%
	Electric Utilities — 46.3%
1,716	ALLETE, Inc.	$85,234
21,991	American Electric Power Co., Inc.	1,173,220
2,726	Cleco Corp.	141,834
31,849	Duke Energy Corp.	2,263,827
14,689	Edison International	809,951
1,821	El Paso Electric Co.	69,398
8,050	Entergy Corp.	607,131
38,655	Exelon Corp.	1,423,664
18,878	FirstEnergy Corp.	638,454
6,937	Great Plains Energy, Inc.	176,547
4,572	Hawaiian Electric Industries, Inc.	109,957
2,264	IDACORP, Inc.	124,135
7,098	ITC Holdings Corp.	259,787
19,629	NextEra Energy, Inc.	1,911,079
14,221	Northeast Utilities	645,633
11,294	Pepco Holdings, Inc.	312,844
4,968	Pinnacle West Capital Corp.	275,326
3,591	PNM Resources, Inc.	102,200
3,520	Portland General Electric Co.	116,406
28,435	PPL Corp.	997,784
40,031	Southern Co. (The)	1,752,557
2,546	UIL Holdings Corp.	94,126
1,877	UNS Energy Corp.	113,690
5,806	Westar Energy, Inc.	209,306
22,464	Xcel Energy, Inc.	690,993
		15,105,083
	Gas Utilities — 5.8%
5,360	AGL Resources, Inc.	286,117
4,515	Atmos Energy Corp.	226,201
3,777	National Fuel Gas Co.	283,275
1,900	New Jersey Resources Corp.	104,519
1,222	Northwest Natural Gas Co.	55,320
2,342	ONE Gas, Inc.	85,787
3,514	Piedmont Natural Gas Co., Inc.	125,766
7,895	Questar Corp.	190,033
1,476	South Jersey Industries, Inc.	84,899
2,096	Southwest Gas Corp.	109,747
5,174	UGI Corp.	251,819
2,338	WGL Holdings, Inc.	94,806
		1,898,289
	Independent Power and Renewable Electricity Producers — 4.5%
29,700	AES Corp. (The)	418,770
15,696	Calpine Corp.*	366,031
4,430	Dynegy, Inc.*	149,291
14,662	NRG Energy, Inc.	522,553
		1,456,645
	Multi-Utilities — 29.7%
5,002	Alliant Energy Corp.	291,617
10,939	Ameren Corp.	430,450
2,710	Avista Corp.	84,850
Shares		Value
	Common Stocks (a) (continued)
2,006	Black Hills Corp.	$115,686
19,334	CenterPoint Energy, Inc.	466,336
12,025	CMS Energy Corp.	357,744
13,205	Consolidated Edison, Inc.	726,407
26,215	Dominion Resources, Inc.	1,807,786
7,984	DTE Energy Co.	607,742
3,605	Integrys Energy Group, Inc.	209,054
14,156	NiSource, Inc.	529,010
1,748	NorthWestern Corp.	83,904
20,633	PG&E Corp.	946,436
22,820	Public Service Enterprise Group, Inc.	889,067
6,363	SCANA Corp.	330,876
10,247	Sempra Energy	1,028,286
9,241	TECO Energy, Inc.	159,592
3,716	Vectren Corp.	148,194
10,186	Wisconsin Energy Corp.	463,667
		9,676,704
	Water Utilities — 1.8%
8,037	American Water Works Co., Inc.	390,679
7,971	Aqua America, Inc.	202,304
		592,983
	Total Common Stocks (Cost $27,660,837)	28,729,704
Principal Amount
	Repurchase Agreements (a)(b) — 3.2%
$1,031,733	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,031,737	1,031,733
	Total Repurchase Agreements (Cost $1,031,733)	1,031,733
	Total Investment Securities (Cost $28,692,570) — 91.3%	29,761,437
	Other assets less liabilities — 8.7%	2,823,940
	Net Assets — 100.0%	$32,585,377

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $4,707,999.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,238,518
Aggregate gross unrealized depreciation	(174,071)
Net unrealized appreciation	$1,064,447
Federal income tax cost of investments	$28,696,990

See accompanying notes to the financial statements.

238 :: UPW ULTRA UTILITIES :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Utilities had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$4,576,210	11/06/15	Bank of America, N.A.	(0.01)%	iShares® U.S. Utilities ETF	$412,447
14,779,329	11/06/15	Bank of America, N.A.	0.45%	Dow Jones U.S. UtilitiesSM Index	536,695
19,355,539					949,142	$(781,541)	$—	$167,601
1,079,673	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. UtilitiesSM Index	228,798	—	—	228,798
9,032,740	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. UtilitiesSM Index	708,787	—	(500,000)	208,787
619,475	11/06/14	Morgan Stanley & Co. International PLC	0.00%	iShares® U.S. Utilities ETF	92,976
1,322,194	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. UtilitiesSM Index	126,093
1,941,669					219,069	(136,000)	—	83,069
3,822,839	11/06/15	Societe Generale	0.55%	Dow Jones U.S. UtilitiesSM Index	449,660	—	(449,660)	—
1,124,645	01/06/15	UBS AG	0.45%	Dow Jones U.S. UtilitiesSM Index	133,763	—	—	133,763
$36,357,105					$2,689,219

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA UTILITIES 239

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.5%
2,331	ACE Ltd. (Insurance)	0.8%	$241,748
3,156	Aflac, Inc. (Insurance)	0.7%	193,242
3,095	Allstate Corp. (The) (Insurance)	0.6%	180,315
6,326	American Express Co. (Consumer Finance)	2.0%	578,829
10,136	American International Group, Inc. (Insurance)	1.9%	548,053
2,735	American Tower Corp. (Real Estate Investment Trusts)	0.8%	245,138
1,321	Ameriprise Financial, Inc. (Capital Markets)	0.5%	148,758
2,085	Aon PLC (Insurance)	0.6%	187,525
73,164	Bank of America Corp. (Banks)	3.8%	1,107,703
7,858	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	271,573
4,922	BB&T Corp. (Banks)	0.6%	186,642
12,463	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.5%	1,599,502
870	BlackRock, Inc. (Capital Markets)	0.9%	265,263
1,059	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	127,800
3,966	Capital One Financial Corp. (Consumer Finance)	1.1%	312,878
8,091	Charles Schwab Corp. (The) (Capital Markets)	0.7%	203,974
1,700	Chubb Corp. (The) (Insurance)	0.6%	157,522
21,022	Citigroup, Inc. (Banks)	3.4%	1,000,017
2,185	CME Group, Inc. (Diversified Financial Services)	0.6%	157,320
2,313	Crown Castle International Corp. (Real Estate Investment Trusts)	0.6%	177,476
3,260	Discover Financial Services (Consumer Finance)	0.7%	192,764
2,325	Equity Residential (Real Estate Investment Trusts)	0.5%	143,685
5,895	Fifth Third Bancorp (Banks)	0.4%	121,968
2,795	Franklin Resources, Inc. (Capital Markets)	0.5%	154,312
2,915	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	465,846
3,165	HCP, Inc. (Real Estate Investment Trusts)	0.5%	132,139
2,007	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.4%	126,903
796	IntercontinentalExchange Group, Inc. (Diversified Financial Services)	0.5%	156,334
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
26,216	JPMorgan Chase & Co. (Banks)	5.0%	$1,456,823
3,796	Marsh & McLennan Cos., Inc. (Insurance)	0.7%	190,825
7,064	MasterCard, Inc., Class A (IT Services)	1.8%	540,043
1,876	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.5%	153,401
7,778	MetLife, Inc. (Insurance)	1.4%	396,134
9,711	Morgan Stanley (Capital Markets)	1.0%	299,681
3,697	PNC Financial Services Group, Inc. (The) (Banks)	1.1%	315,243
3,459	Prologis, Inc. (Real Estate Investment Trusts)	0.5%	143,583
3,205	Prudential Financial, Inc. (Insurance)	0.9%	263,323
1,001	Public Storage (Real Estate Investment Trusts)	0.6%	172,552
2,176	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.2%	362,217
2,988	State Street Corp. (Capital Markets)	0.7%	195,027
3,702	SunTrust Banks, Inc. (Banks)	0.5%	141,861
1,814	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	147,895
2,439	Travelers Cos., Inc. (The) (Insurance)	0.8%	227,925
12,618	U.S. Bancorp/MN (Banks)	1.8%	532,353
2,037	Ventas, Inc. (Real Estate Investment Trusts)	0.5%	136,072
3,509	Visa, Inc., Class A (IT Services)	2.6%	753,838
1,206	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	129,138
33,149	Wells Fargo & Co. (Banks)	5.8%	1,683,306
4,047	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.4%	127,157
254,299	Other Common Stocks	24.6%	7,161,110
	Total Common Stocks (Cost $23,508,977)		24,914,736
Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$54,068	0.00%, due 06/02/14		54,068
	Total U.S. Government & Agency Security (Cost $54,068)		54,068

See accompanying notes to the financial statements.

240 :: FINU ULTRAPRO FINANCIALS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 1.6%
$455,235	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $455,235	$455,235
	Total Repurchase Agreements (Cost $455,235)	455,235
	Total Investment Securities (Cost $24,018,280) — 87.3%	25,424,039
	Other assets less liabilities — 12.7%	3,711,188
	Net Assets — 100.0%	$29,135,227

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $2,992,522.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,682,197
Aggregate gross unrealized depreciation	(291,099)
Net unrealized appreciation	$1,391,098
Federal income tax cost of investments	$24,032,941

Swap Agreements1

UltraPro Financials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$92,238	01/06/16	Bank of America, N.A. Bank of	0.09%	iShares® U.S. Financials ETF Dow Jones U.S.	$4,298
16,100,217	01/06/16	America, N.A.	0.55%	FinancialsSM Index	390,638
16,192,455					394,936	$(379,809)	$—	$15,127
659,890	01/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Financials ETF	628,032
4,793,276	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	154,294
5,453,166					782,326	—	(782,326)	—
892,919	11/06/14	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Financials ETF	740,835
37,777,160	11/06/15	Morgan Stanley & Co. International PLC	0.55%	Dow Jones U.S. FinancialsSM Index	1,752,338
38,670,079					2,493,173	—	(2,486,103)	7,070
1,003,839	11/06/15	Societe Generale	0.65%	Dow Jones U.S. FinancialsSM Index	3,895	—	(3,895)	—
1,171,999	01/06/15	UBS AG	0.40%	Dow Jones U.S. FinancialsSM Index	68,311	—	—	68,311
$62,491,538					$3,742,641

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRAPRO FINANCIALS 241

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraPro Financials invested, as a percentage of net assets, in the following industries as of May 31, 2014:

Banks	26.7%
Capital Markets	9.6%
Consumer Finance	4.1%
Diversified Financial Services	7.9%
Insurance	15.1%
IT Services	4.6%
Real Estate Investment Trusts	16.0%
Real Estate Management & Development	0.8%
Thrifts & Mortgage Finance	0.7%
Other[1]	14.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

242 :: FINU ULTRAPRO FINANCIALS :: MAY 31, 2014 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.1%
	Federal Home Loan Bank
$3,796,061	0.00%, due 06/02/14	$3,796,061
	U.S. Treasury Bills
10,000,000	0.00%, due 07/31/14	9,999,549
5,000,000	0.00%, due 08/07/14	4,999,780
5,000,000	0.00%, due 10/09/14	4,999,530
	Total U.S. Government & Agency Securities (Cost $23,794,856)	23,794,920
	Repurchase Agreements (a)(b) — 35.0%
16,603,048	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $16,603,129	16,603,048
	Total Repurchase Agreements (Cost $16,603,048)	16,603,048
	Total Investment Securities (Cost $40,397,904) — 85.1%	40,397,968
	Other assets less liabilities — 14.9%	7,094,812
	Net Assets — 100.0%	$47,492,780

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $14,538,612.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98
Aggregate gross unrealized depreciation	(34)
Net unrealized appreciation	$64
Federal income tax cost of investments	$40,397,904

Swap Agreements1,4

Ultra MSCI EAFE had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$14,504,207	11/06/14	Citibank, N.A.	0.52%	iShares® MSCI EAFE ETF	$2,061,296	$(1,914,272)	$—	$147,024
4,600,186	01/06/16	Credit Suisse International	(0.15)%	iShares® MSCI EAFE ETF	420,054	(265,290)	—	154,764
10,484,486	11/06/15	Deutsche Bank AG	0.32%	iShares® MSCI EAFE ETF	314,322	—	(300,020)	14,302
43,765,061	11/06/15	Goldman Sachs International	0.67%	iShares® MSCI EAFE ETF	1,925,280	(1,837,761)	—	87,519
1,689,356	12/08/14	Merrill Lynch International	0.30%	iShares® MSCI EAFE ETF	315,001	—	(250,000)	65,001
13,477,551	11/06/15	Morgan Stanley & Co. International PLC	0.30%	iShares® MSCI EAFE ETF	329,422	(300,000)	—	29,422
1,991,024	11/06/15	Societe Generale	0.55%	iShares® MSCI EAFE ETF	1,048,966	—	(1,048,966)	—
4,206,815	11/06/14	UBS AG	0.35%	iShares® MSCI EAFE ETF	731,644	(579,401)	—	152,243
$94,718,686					$7,145,985

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MSCI EAFE 243

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

244 :: EFO ULTRA MSCI EAFE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.2%
	Federal Home Loan Bank
$3,953,398	0.00%, due 06/02/14	$3,953,398
	U.S. Treasury Bills
9,000,000	0.00%, due 06/26/14	8,999,703
5,000,000	0.00%, due 07/31/14	4,999,775
	Total U.S. Government & Agency Securities (Cost $17,952,872)	17,952,876
	Repurchase Agreements (a)(b) — 47.6%
20,263,322	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $20,263,421	20,263,322
	Total Repurchase Agreements (Cost $20,263,322)	20,263,322
	Total Investment Securities (Cost $38,216,194) — 89.8%	38,216,198
	Other assets less liabilities — 10.2%	4,358,466
	Net Assets — 100.0%	$42,574,664

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $10,455,056.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4
Federal income tax cost of investments	$38,216,194

Swap Agreements1,4

Ultra MSCI Emerging Markets had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$5,486,191	11/06/15	Bank of America, N.A.	0.35%	iShares® MSCI Emerging Markets ETF	$117,690	$—	$—	$117,690
7,563,503	11/06/14	Citibank, N.A.	0.52%	iShares® MSCI Emerging Markets ETF	497,880	(497,880)	—	—
8,554,158	11/06/15	Credit Suisse International	(0.10)%	iShares® MSCI Emerging Markets ETF	(81,929)	81,929	—	—
18,873,170	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	2,380,331	—	(2,380,331)	—
10,793,293	12/08/14	Goldman Sachs International	0.17%	iShares® MSCI Emerging Markets ETF	580,695	(580,695)	—	—
7,971,245	11/06/14	Morgan Stanley & Co. International PLC	(0.10)%	iShares® MSCI Emerging Markets ETF	(124,887)	124,887	—	—
16,934,640	12/08/14	Societe Generale	0.55%	iShares® MSCI Emerging Markets ETF	1,897,816	—	(1,897,816)	—
8,918,078	02/06/15	UBS AG	0.25%	iShares® MSCI Emerging Markets ETF	(863,094)	863,094	—	—
$85,094,278					$4,404,502

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MSCI EMERGING MARKETS 245

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

246 :: EET ULTRA MSCI EMERGING MARKETS :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 17.3%
	Federal Home Loan Bank
$3,716,134	0.00%, due 06/02/14	$3,716,134
	U.S. Treasury Bill
1,150,000	0.00%, due 09/25/14	1,149,903
	Total U.S. Government & Agency Securities (Cost $4,866,032)	4,866,037
	Repurchase Agreements (a)(b) — 61.9%
17,350,684	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $17,350,767	17,350,684
	Total Repurchase Agreements (Cost $17,350,684)	17,350,684
	Total Investment Securities (Cost $22,216,716) — 79.2%	22,216,721
	Other assets less liabilities — 20.8%	5,818,187
	Net Assets — 100.0%	$28,034,908

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $5,628,160.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$5
Federal income tax cost of investments	$22,216,716

Swap Agreements1,4

Ultra FTSE Europe had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$11,640,192	11/06/14	Citibank, N.A.	0.32%	Vanguard® FTSE Europe ETF Shares	$869,082	$(715,130)	$—	$153,952
1,537,977	11/06/15	Credit Suisse International	(0.35)%	Vanguard® FTSE Europe ETF Shares	118,750	—	—	118,750
13,419,852	11/06/15	Deutsche Bank AG	(0.88)%	Vanguard® FTSE Europe ETF Shares	1,003,404	—	(900,001)	103,403
5,136,036	11/06/15	Goldman Sachs International	(0.08)%	Vanguard® FTSE Europe ETF Shares	494,986	(294,249)	—	200,737
5,348,867	11/06/14	Merrill Lynch International	0.20%	Vanguard® FTSE Europe ETF Shares	1,363,123	—	(1,160,000)	203,123
8,714,747	11/06/15	Morgan Stanley & Co. International PLC	(0.35)%	Vanguard® FTSE Europe ETF Shares	796,537	(789,000)	—	7,537
2,497,694	11/06/15	Societe Generale	0.15%	Vanguard® FTSE Europe ETF Shares	238,887	—	(20,001)	218,886
7,701,280	11/06/15	UBS AG	(0.35)%	Vanguard® FTSE Europe ETF Shares	967,674	(802,483)	—	165,191
$55,996,645					$5,852,443

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA FTSE EUROPE 247

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

248 :: UPV ULTRA FTSE EUROPE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 18.8%
	Federal Home Loan Bank
$134,773	0.00%, due 06/02/14	$134,773
	U.S. Treasury Bill
280,000	0.00%, due 10/09/14	279,974
	Total U.S. Government & Agency Securities (Cost $414,738)	414,747
	Repurchase Agreements (a)(b) — 39.5%
872,891	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $872,895	872,891
	Total Repurchase Agreements (Cost $872,891)	872,891
	Total Investment Securities (Cost $1,287,629) — 58.3%	1,287,638
	Other assets less liabilities — 41.7%	921,751
	Net Assets — 100.0%	$2,209,389

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $676,671.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$9
Federal income tax cost of investments	$1,287,629

Swap Agreements1,4

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$191,366	11/06/15	Bank of America, N.A.	0.40%	iShares® MSCI Pacific ex Japan ETF	$13,673	$—	$—	$13,673
476,205	11/06/15	Credit Suisse International	0.25%	iShares® MSCI Pacific ex Japan ETF	130,191	—	—	130,191
527,853	11/06/15	Deutsche Bank AG	0.22%	iShares® MSCI Pacific ex Japan ETF	45,264	—	—	45,264
200,923	11/06/15	Goldman Sachs International	0.22%	iShares® MSCI Pacific ex Japan ETF	62,243	—	—	62,243
227,896	12/07/15	Morgan Stanley & Co. International PLC	0.35%	iShares® MSCI Pacific ex Japan ETF	14,220	—	—	14,220
2,302,620	12/07/15	Societe Generale	0.55%	iShares® MSCI Pacific ex Japan ETF	170,539	—	(20,001)	150,538
510,167	11/06/14	UBS AG	0.25%	iShares® MSCI Pacific ex Japan ETF	501,242	(473,475)	—	27,767
$4,437,030					$937,372

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MSCI PACIFIC EX-JAPAN 249

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

250 :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 20.8%
	Federal Home Loan Bank
$681,348	0.00%, due 06/02/14	$681,348
	U.S. Treasury Bill
800,000	0.00%, due 09/04/14	799,932
	Total U.S. Government & Agency Securities (Cost $1,481,293)	1,481,280
	Repurchase Agreements (a)(b) — 80.9%
5,747,436	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,747,461	5,747,436
	Total Repurchase Agreements (Cost $5,747,436)	5,747,436
	Total Investment Securities (Cost $7,228,729) — 101.7%	7,228,716
	Liabilities in excess of other assets — (1.7%)	(123,791)
	Net Assets — 100.0%	$7,104,925

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $3,850,548.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(13)
Net unrealized depreciation	$(13)
Federal income tax cost of investments	$7,228,729

Swap Agreements1,4

Ultra MSCI Brazil Capped had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$2,235,841	11/06/15	Bank of America, N.A.	0.25%	iShares® MSCI Brazil Capped ETF	$180,372	$—	$—	$180,372
974,278	11/06/15	Credit Suisse International	0.15%	iShares® MSCI Brazil Capped ETF	(197,911)	197,911	—	—
1,199,062	11/06/15	Deutsche Bank AG	0.22%	iShares® MSCI Brazil Capped ETF	593,290	—	(593,290)	—
2,283,336	11/06/15	Morgan Stanley & Co. International PLC	0.35%	iShares® MSCI Brazil Capped ETF	229,694	(229,694)	—	—
890,316	11/06/15	Societe Generale	0.15%	iShares® MSCI Brazil Capped ETF	(116,358)	116,358	—	—
6,624,538	11/06/14	UBS AG	0.15%	iShares® MSCI Brazil Capped ETF	(792,597)	792,597	—	—
$14,207,371					$(103,510)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MSCI BRAZIL CAPPED 251

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

252 :: UBR ULTRA MSCI BRAZIL CAPPED :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.5%
	Federal Home Loan Bank
$4,531,121	0.00%, due 06/02/14	$4,531,121
	U.S. Treasury Bills
10,000,000	0.00%, due 08/21/14	9,999,390
5,000,000	0.00%, due 10/09/14	4,999,530
	Total U.S. Government & Agency Securities (Cost $19,528,964)	19,530,041
	Repurchase Agreements (a)(b) — 45.7%
19,167,053	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $19,167,147	19,167,053
	Total Repurchase Agreements (Cost $19,167,053)	19,167,053
	Total Investment Securities (Cost $38,696,017) — 92.2%	38,697,094
	Other assets less liabilities — 7.8%	3,263,133
	Net Assets — 100.0%	$41,960,227

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $8,924,170.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,077
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,077
Federal income tax cost of investments	$38,696,017

Swap Agreements1,4

Ultra FTSE China 25 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$6,408,206	11/06/15	Credit Suisse International	(1.85)%	iShares® China Large-Cap ETF	$28,871	$—	$—	$28,871
22,338,748	11/06/15	Deutsche Bank AG	(1.48)%	iShares® China Large-Cap ETF	1,039,635	—	(800,029)	239,606
11,268,240	11/06/15	Goldman Sachs International	0.17%	iShares® China Large-Cap ETF	(943,134)	943,134	—	—
2,642,391	11/06/15	Morgan Stanley & Co. International PLC	(0.05)%	iShares® China Large-Cap ETF	(366,448)	366,448	—	—
31,022,667	11/06/14	Societe Generale	0.15%	iShares® China Large-Cap ETF	87,446	—	(87,446)	—
10,156,153	11/06/15	UBS AG	(0.85)%	iShares® China Large-Cap ETF	876,262	(771,531)	—	104,731
$83,836,405					$722,632

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA FTSE CHINA 25 253

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

254 :: XPP ULTRA FTSE CHINA 25 :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.6%
	Federal Home Loan Bank
$2,692,854	0.00%, due 06/02/14	$2,692,854
	U.S. Treasury Bills
1,000,000	0.00%, due 09/04/14	999,915
7,000,000	0.00%, due 11/06/14	6,998,852
	Total U.S. Government & Agency Securities (Cost $10,691,403)	10,691,621
	Repurchase Agreements (a)(b) — 51.2%
14,598,395	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $14,598,464	14,598,395
	Total Repurchase Agreements (Cost $14,598,395)	14,598,395
	Total Investment Securities (Cost $25,289,798) — 88.8%	25,290,016
	Other assets less liabilities — 11.2%	3,199,022
	Net Assets — 100.0%	$28,489,038

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $6,175,498.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235
Aggregate gross unrealized depreciation	(17)
Net unrealized appreciation	$218
Federal income tax cost of investments	$25,289,798

Swap Agreements1,4

Ultra MSCI Japan had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$48,665,788	02/08/16	Bank of America, N.A.	0.20%	iShares® MSCI Japan ETF	$3,197,536	$(3,123,054)	$—	$74,482
960,866	04/06/16	Credit Suisse International	0.00%	iShares® MSCI Japan ETF	(659,976)	659,976	—	—
4,764,047	02/08/16	Deutsche Bank AG	0.52%	iShares® MSCI Japan ETF	75,380	—	(74)	75,306
1,167,744	11/06/15	Morgan Stanley & Co. International PLC	(0.15)%	iShares® MSCI Japan ETF	743,519	(743,519)	—	—
457,605	12/07/15	Societe Generale	0.55%	iShares® MSCI Japan ETF	(104,853)	30,769	—	(74,084)
841,517	02/08/16	UBS AG	0.35%	iShares® MSCI Japan ETF	(16,550)	16,550	—	—
$56,857,567					$3,235,056

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MSCI JAPAN 255

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

256 :: EZJ ULTRA MSCI JAPAN :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 17.3%
	Federal Home Loan Bank
$1,094,122	0.00%, due 06/02/14	$1,094,122
	Total U.S. Government & Agency Security (Cost $1,094,122)	1,094,122
	Repurchase Agreements (a)(b) — 71.3%
4,497,240	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $4,497,261	4,497,240
	Total Repurchase Agreements (Cost $4,497,240)	4,497,240
	Total Investment Securities (Cost $5,591,362) † — 88.6%	5,591,362
	Other assets less liabilities — 11.4%	716,922
	Net Assets — 100.0%	$6,308,284

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $712,582.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,236,721	11/06/15	Bank of America, N.A.	0.30%	iShares® MSCI Mexico Capped ETF	$(7,489)	$—	$—	$(7,489)
492,922	11/06/15	Credit Suisse International	(0.05)%	iShares® MSCI Mexico Capped ETF	22,990	—	—	22,990
4,272,345	11/06/15	Deutsche Bank AG	(0.18)%	iShares® MSCI Mexico Capped ETF	180,637	—	(180,637)	—
420,178	11/06/15	Goldman Sachs International	0.37%	iShares® MSCI Mexico Capped ETF	28,995	—	—	28,995
399,189	11/06/15	Morgan Stanley & Co. International PLC	0.35%	iShares® MSCI Mexico Capped ETF	4,380	—	—	4,380
3,130,864	12/08/14	Societe Generale	0.15%	iShares® MSCI Mexico Capped ETF	344,864	—	(220,000)	124,864
2,665,054	12/07/15	UBS AG	(0.05)%	iShares® MSCI Mexico Capped ETF	161,220	—	—	161,220
$12,617,273					$735,597

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA MSCI MEXICO CAPPED IMI 257

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 71.8%
	U.S. Treasury Bonds
$7,331,500	8.13%, due 08/15/21	$10,353,453
23,626,300	8.00%, due 11/15/21	33,349,999
11,804,900	7.25%, due 08/15/22	16,339,642
6,518,900	7.63%, due 11/15/22	9,259,384
12,172,200	7.13%, due 02/15/23	16,878,467
20,498,200	6.25%, due 08/15/23	27,220,969
		113,401,914
	U.S. Treasury Notes
104,168,800	2.13%, due 08/15/21	104,591,986
106,512,500	2.00%, due 11/15/21	105,672,050
77,590,200	2.00%, due 02/15/22	76,711,248
68,528,300	1.75%, due 05/15/22	66,236,885
57,691,100	1.63%, due 08/15/22	54,995,844
95,179,500	1.63%, due 11/15/22	90,301,551
132,965,300	2.00%, due 02/15/23	129,599,616
151,082,200	1.75%, due 05/15/23	143,634,320
116,531,300	2.50%, due 08/15/23	117,742,133
150,719,700	2.75%, due 11/15/23	155,229,516
161,994,000	2.75%, due 02/15/24	166,486,802
61,512,700	2.50%, due 05/15/24	61,748,178
		1,272,950,129
	Total Long-Term U.S. Treasury Obligations (Cost $1,378,307,721)	1,386,352,043
	U.S. Government & Agency Securities (a) — 8.6%
	Federal Home Loan Bank
155,389,390	0.00%, due 06/02/14	155,389,390
	U.S. Treasury Bills
10,000,000	0.00%, due 07/10/14	9,999,445
1,770,000	0.00%, due 10/09/14	1,769,833
	Total U.S. Government & Agency Securities (Cost $167,158,637)	167,158,668
Principal Amount		Value
	Repurchase Agreements (a)(b) — 29.3%
$565,682,829	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $565,685,645	$565,682,829
	Total Repurchase Agreements (Cost $565,682,829)	565,682,829
	Total Investment Securities (Cost $2,111,149,187) — 109.7%	2,119,193,540
	Liabilities in excess of other assets — (9.7%)	(187,551,109)
	Net Assets — 100.0%	$1,931,642,431

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $36,636,723.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,024,165
Aggregate gross unrealized depreciation	(9,611)
Net unrealized appreciation	$8,014,554
Federal income tax cost of investments	$2,111,178,986

Futures Contracts Purchased1

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. 10 Year Treasury Note Futures Contracts	94	09/19/14	$11,798,469	$(12,233)	$(29,877)	$—	$29,877	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $134,420 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

See accompanying notes to the financial statements.

258 :: UST ULTRA 7-10 YEAR TREASURY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,636,649,242	04/07/15	Citibank, N.A.	(0.37)%	Barclays U.S. 7-10 Year Treasury Bond Index	$10,889,655	$(10,889,655)	$—	$—
7,270,913	11/06/14	Deutsche Bank AG	0.15%	Barclays U.S. 7-10 Year Treasury Bond Index	(2,557,401)	2,516,546	—	(40,855)
333,247,089	01/06/15	Goldman Sachs International	(0.30)%	Barclays U.S. 7-10 Year Treasury Bond Index	1,866,888	(1,866,888)	—	—
484,721,542	02/07/15	Morgan Stanley & Co. International PLC	0.10%	Barclays U.S. 7-10 Year Treasury Bond Index	(3,163,414)	3,163,414	—	—
$2,461,888,786					$7,035,728

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA 7-10 YEAR TREASURY 259

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 67.8%
	U.S. Treasury Bonds
$492,500	4.50%, due 02/15/36	$601,427
165,400	4.75%, due 02/15/37	209,102
212,700	5.00%, due 05/15/37	277,690
224,500	4.38%, due 02/15/38	269,628
253,300	4.50%, due 05/15/38	309,818
415,300	3.50%, due 02/15/39	435,773
385,100	4.25%, due 05/15/39	454,959
490,000	4.50%, due 08/15/39	600,671
518,100	4.38%, due 11/15/39	624,149
738,600	4.63%, due 02/15/40	923,827
635,800	4.38%, due 05/15/40	766,685
588,200	3.88%, due 08/15/40	656,165
647,600	4.25%, due 11/15/40	766,748
631,700	4.75%, due 02/15/41	806,799
486,200	4.38%, due 05/15/41	587,580
591,600	3.75%, due 08/15/41	645,999
570,800	3.13%, due 11/15/41	555,906
739,000	3.13%, due 02/15/42	718,620
573,200	3.00%, due 05/15/42	543,376
937,000	2.75%, due 08/15/42	841,836
1,097,400	2.75%, due 11/15/42	984,231
1,088,200	3.13%, due 02/15/43	1,052,833
1,380,200	2.88%, due 05/15/43	1,267,196
1,331,700	3.63%, due 08/15/43	1,413,475
1,388,800	3.75%, due 11/15/43	1,507,065
1,389,300	3.63%, due 02/15/44	1,473,852
522,300	3.38%, due 05/15/44	528,380
	Total Long-Term U.S. Treasury Obligations (Cost $19,070,436)	19,823,790
	U.S. Government & Agency Security (a) — 5.4%
	Federal Home Loan Bank
1,574,022	0.00%, due 06/02/14	1,574,022
	Total U.S. Government & Agency Security (Cost $1,574,022)	1,574,022
Principal Amount		Value
	Repurchase Agreements (a)(b) — 20.5%
$5,994,772	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,994,802	$5,994,772
	Total Repurchase Agreements (Cost $5,994,772)	5,994,772
	Total Investment Securities (Cost $26,639,230) — 93.7%	27,392,584
	Other assets less liabilities — 6.3%	1,850,558
	Net Assets — 100.0%	$29,243,142

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $550,099.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$733,063
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$733,063
Federal income tax cost of investments	$26,659,521

Futures Contracts Purchased1

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation	Variation Margin (Payable) Receivable[2]	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount[3]
U.S. Long Bond Futures Contracts	6	09/19/14	$824,813	$(2,794)	$(1,312)	$—	$1,312	$—

1  The Fund's Futures Contracts are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

260 :: UBT ULTRA 20+ YEAR TREASURY :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Represents the "uncollateralized" amount due from or (to) the broker at period end.

Cash collateral in the amount of $13,860 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements1

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$10,258,586	12/06/14	Bank of America, N.A.	(0.17)%	Barclays U.S. 20+ Year Treasury Bond Index	$1,197,488	$(1,195,126)	$(2,362)	$—
17,755,094	05/06/15	Citibank, N.A.	(0.37)%	Barclays U.S. 20+ Year Treasury Bond Index	861,143	(861,143)	—	—
1,032,231	01/06/15	Deutsche Bank AG	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	113,770	—	—	113,770
8,992,586	11/07/14	Morgan Stanley & Co. International PLC	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	112,871	(112,871)	—	—
$38,038,497					$2,285,272

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA 20+ YEAR TREASURY 261

Shares		Value
	Investment Company (a) — 44.7%
	Mutual Funds — 44.7%
14,179	iShares iBoxx $ High Yield Corporate Bond ETF	$1,347,714
	Total Investment Company (Cost $1,329,284)	1,347,714
Principal Amount
	U.S. Government & Agency Securities (a) — 16.2%
	Federal Home Loan Bank
$129,647	0.00%, due 06/02/14	129,647
	U.S. Treasury Bill
360,000	0.00%, due 10/09/14	359,966
	Total U.S. Government & Agency Securities (Cost $489,602)	489,613
	Repurchase Agreements (a)(b) — 19.0%
574,639	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $574,641	574,639
	Total Repurchase Agreements (Cost $574,639)	574,639
	Total Investment Securities (Cost $2,393,525) — 79.9%	2,411,966
	Other assets less liabilities — 20.1%	606,168
	Net Assets — 100.0%	$3,018,134

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $476,142.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,441
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$18,441
Federal income tax cost of investments	$2,393,525

Swap Agreements1,4

Ultra High Yield had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$279,744	02/06/15	Citibank, N.A.	(0.10)%	iShares® iBoxx $ High Yield Corporate Bond ETF	$18,152	$—	$—	$18,152
680,732	12/07/15	Credit Suisse International	0.23%	iShares® iBoxx $ High Yield Corporate Bond ETF	46,502	—	—	46,502
1,467,897	11/06/14	Deutsche Bank AG	(0.35)%	iShares® iBoxx $ High Yield Corporate Bond ETF	244,985	—	(200,000)	44,985
2,256,237	12/08/14	Goldman Sachs International	(0.10)%	iShares® iBoxx $ High Yield Corporate Bond ETF	310,109	(283,517)	—	26,592
$4,684,610					$619,748

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are

See accompanying notes to the financial statements.

262 :: UJB ULTRA HIGH YIELD :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA HIGH YIELD 263

Shares		Value
	Investment Company (a) — 20.5%
	Mutual Funds — 20.5%
5,011	iShares iBoxx $ Investment Grade Corporate Bond ETF	$599,266
	Total Investment Company (Cost $584,032)	599,266
Principal Amount
	U.S. Government & Agency Securities (a) — 29.2%
	Federal Home Loan Bank
$335,781	0.00%, due 06/02/14	335,781
	U.S. Treasury Bill
520,000	0.00%, due 09/25/14	519,956
	Total U.S. Government & Agency Securities (Cost $855,735)	855,737
	Repurchase Agreements (a)(b) — 44.2%
1,292,500	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,292,507	1,292,500
	Total Repurchase Agreements (Cost $1,292,500)	1,292,500
	Total Investment Securities (Cost $2,732,267) — 93.9%	2,747,503
	Other assets less liabilities — 6.1%	177,634
	Net Assets — 100.0%	$2,925,137

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $642,959.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,236
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$15,236
Federal income tax cost of investments	$2,732,267

Swap Agreements1,4

Ultra Investment Grade Corporate had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$2,035,571	01/06/16	Deutsche Bank AG	(0.35)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$111,149	$—	$—	$111,149
3,230,848	02/06/15	Goldman Sachs International	0.50%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	82,149	—	—	82,149
$5,266,419					$193,298

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

264 :: IGU ULTRA INVESTMENT GRADE CORPORATE :: MAY 31, 2014 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2014 :: ULTRA INVESTMENT GRADE CORPORATE 265

STATEMENTS OF ASSETS AND LIABILITIES

266 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	DJ Brookfield Global Infrastructure ETF		Global Listed Private Equity ETF		Large Cap Core Plus	S&P 500 Aristocrats ETF	High Yield-Interest Rate Hedged	Investment Grade-Interest Rate Hedged
ASSETS:
Securities and Repurchase Agreements, at cost	$4,009,224		$6,350,326		$254,825,825	$177,090,025	$142,484,875	$75,864,164
Securities, at value	4,232,982		6,578,221		291,889,070	184,244,782	141,185,405	77,423,713
Repurchase Agreements, at value	59,717		78,047		2,991,461	93,125	2,250,350	1,110,291
Total Investment Securities	4,292,699		6,656,268		294,880,531	184,337,907	143,435,755	78,534,004
Cash	—		2,367		266	—	—	—
Foreign cash	11,242	†	7,019	††	—	—	—	—
Segregated cash balances with brokers for futures contracts	—		—		—	—	1,151,480	1,183,930
Segregated cash balances with custodian for swap agreements	—		—		—	—	—	—
Dividends and interest receivable	8,598		8,582		498,505	344,033	2,323,210	892,040
Receivable for investments sold	—		—		—	—	3,872,813	515,840
Due from counterparty	—		—		—	—	—	—
Receivable for capital shares issued	—		—		—	—	—	—
Receivable from Advisor	17,193		11,482		—	—	—	10,825
Reclaims receivable	143		3,647		—	—	—	—
Receivable for variation margin on futures contracts	—		—		—	—	88,558	68,023
Unrealized appreciation on swap agreements	—		—		7,644,278	—	—	—
Unrealized appreciation on foreign currency contracts	—		—		—	—	—	—
Prepaid expenses	2,273		101		9,122	7,159	3,327	19,674
Total Assets	4,332,148		6,689,466		303,032,702	184,689,099	150,875,143	81,224,336
LIABILITIES:
Cash overdraft	—		—		—	—	—	—
Payable for investments purchased	—		—		—	—	3,704,676	—
Payable for capital shares redeemed	—		—		—	—	—	—
Advisory fees payable	—		—		29,971	—	893	—
Management Services fees payable	—		—		23,704	11,873	11,930	—
Custodian fees payable	3,000		1,393		11,328	3,850	2,849	1,377
Administration fees payable	1,247		16,219		27,704	18,788	20,539	15,521
Trustee fees payable	21		33		1,297	700	644	320
Licensing fees payable	3,671		12,500		4,093	10,121	11,009	3,929
Listing fees payable	—		6,581		—	—	—	—
Professional fees payable	12,697		13,968		16,613	14,915	15,430	13,057
Payable for variation margin on futures contracts	—		—		—	—	—	—
Unrealized depreciation on swap agreements	—		—		3,050,890	—	—	—
Unrealized depreciation on foreign currency contracts	—		—		—	—	—	—
Other liabilities	7,833		660		13,910	4,679	4,255	2,133
Total Liabilities	28,469		51,354		3,179,510	64,926	3,772,225	36,337
NET ASSETS	$4,303,679		$6,638,112		$299,853,192	$184,624,173	$147,102,918	$81,187,999
NET ASSETS CONSIST OF:
Paid in Capital	$4,000,040		$6,280,516		$234,913,515	$176,906,088	$147,578,264	$80,960,253
Accumulated undistributed net investment income (loss)	20,171		(193,112)		735,437	528,156	596,308	224,284
Accumulated net realized gains (losses) on investments	67		244,650		19,556,146	(57,953)	(2,099,322)	(2,743,995)
Net unrealized appreciation (depreciation) on:
Investments	283,475		305,942		40,054,706	7,247,882	950,880	2,669,840
Futures contracts	—		—		—	—	76,788	77,617
Swap agreements	—		—		4,593,388	—	—	—
Foreign currency transactions	(74)		116		—	—	—	—
NET ASSETS	$4,303,679		$6,638,112		$299,853,192	$184,624,173	$147,102,918	$81,187,999
Shares (unlimited number of shares authorized, no par value)	100,001		150,001		3,200,000	4,050,001	1,850,001	1,000,001
Net Asset Value	$43.04		$44.25		$93.70	$45.59	$79.52	$81.19

†Cost of $11,323.

††Cost of $7,011.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 267

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Merger ETF	RAFI® Long/Short
ASSETS:
Securities and Repurchase Agreements, at cost	$6,575,839	$4,179,244	$11,921,627	$30,157,374	$3,898,201	$60,543,622
Securities, at value	6,515,795	4,200,992	11,927,269	26,436,866	3,365,644	58,162,286
Repurchase Agreements, at value	89,540	10,146	151,774	4,232,783	619,268	5,385,693
Total Investment Securities	6,605,335	4,211,138	12,079,043	30,669,649	3,984,912	63,547,979
Cash	1,375	—	—	—	399	—
Foreign cash	—	47,545 †	—	—	10,914 ††	—
Segregated cash balances with brokers for futures contracts	—	—	—	6,600	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	620,000	—	—
Dividends and interest receivable	23,958	79,966	168,168	9,929	5,380	128,835
Receivable for investments sold	—	2,137,829	—	2,296	203,049	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	2,140,259
Receivable from Advisor	11,541	15,575	6,418	—	10,272	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	239,790	7,107	136,310
Unrealized appreciation on foreign currency contracts	—	—	—	—	11,380	—
Prepaid expenses	5,367	20,023	20,193	5,764	21,092	6,032
Total Assets	6,647,576	6,512,076	12,273,822	31,554,028	4,254,505	65,959,415
LIABILITIES:
Cash overdraft	—	409	1,198	—	—	—
Payable for investments purchased	—	7,616	—	374	310,085	3,610,929
Payable for capital shares redeemed	—	2,153,202	—	—	—	—
Advisory fees payable	—	—	—	2,106	—	21,837
Management Services fees payable	—	—	—	2,763	—	4,948
Custodian fees payable	112	2,952	700	3,735	601	4,548
Administration fees payable	15,717	15,497	4,141	15,700	19,269	16,386
Trustee fees payable	34	34	63	184	19	260
Licensing fees payable	3,697	—	3,179	40,907	5,018	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	13,959	13,968	12,907	14,241	13,935	14,430
Payable for variation margin on futures contracts	—	—	—	192	—	—
Unrealized depreciation on swap agreements	—	—	—	—	193,553	4,518,606
Unrealized depreciation on foreign currency contracts	—	—	—	—	4,286	—
Other liabilities	719	598	3,682	2,335	547	3,748
Total Liabilities	34,238	2,194,276	25,870	82,537	547,313	8,195,692
NET ASSETS	$6,613,338	$4,317,800	$12,247,952	$31,471,491	$3,707,192	$57,763,723
NET ASSETS CONSIST OF:
Paid in Capital	$6,554,021	$4,165,542	$12,042,080	$29,675,800	$4,064,044	$60,945,404
Accumulated undistributed net investment income (loss)	3,869	(1,251)	39,915	(256,744)	807	124,655
Accumulated net realized gains (losses) on investments	25,952	123,144	8,541	1,291,339	(265,050)	(1,928,397)
Net unrealized appreciation (depreciation) on:
Investments	29,496	31,894	157,416	512,275	86,711	3,004,357
Futures contracts	—	—	—	9,031	—	—
Swap agreements	—	—	—	239,790	(186,446)	(4,382,296)
Foreign currency transactions	—	(1,529)	—	—	7,126	—
NET ASSETS	$6,613,338	$4,317,800	$12,247,952	$31,471,491	$3,707,192	$57,763,723
Shares (unlimited number of shares authorized, no par value)	65,001	100,001	150,001	750,000	100,001	1,350,000
Net Asset Value	$101.74	$43.18	$81.65	$41.96	$37.07	$42.79

†Cost of $48,435.

††Cost of $10,964.

See accompanying notes to the financial statements.

268 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	30 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread	Short S&P500®	Short QQQ®
ASSETS:
Securities and Repurchase Agreements, at cost	$3,710,567	$3,956,722	$1,751,149	$2,082,582	$1,799,402,839	$241,102,498
Securities, at value	3,366,454	3,162,997	1,403,097	1,684,578	1,047,757,008	160,319,932
Repurchase Agreements, at value	541,553	932,158	387,944	434,666	751,647,796	80,785,322
Total Investment Securities	3,908,007	4,095,155	1,791,041	2,119,244	1,799,404,804	241,105,254
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	6,061,055	1,009,195
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	11,912	29,222	3,061	1,991	18	3
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	7,548	7,519	11,946	12,063	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	146,652	16,062
Unrealized appreciation on swap agreements	73,172	244,055	166,224	184,368	—	2,174
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,320	5,326	5,294	5,299	31,851	8,391
Total Assets	4,005,959	4,381,277	1,977,566	2,322,965	1,805,644,380	242,141,079
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	19,691,163	—
Advisory fees payable	—	—	—	—	1,085,380	142,642
Management Services fees payable	—	—	—	—	144,716	20,604
Custodian fees payable	72	66	51	60	24,806	3,688
Administration fees payable	15,415	15,415	15,415	15,415	37,447	18,310
Trustee fees payable	18	20	9	11	8,900	1,753
Licensing fees payable	782	888	737	945	—	43,185
Listing fees payable	—	—	—	—	—	—
Professional fees payable	13,932	13,937	13,914	13,919	29,788	17,901
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	393,792	498,863	192,050	273,713	128,735,656	19,689,290
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	531	545	405	427	69,575	9,540
Total Liabilities	424,542	529,734	222,581	304,490	149,827,431	19,946,913
NET ASSETS	$3,581,417	$3,851,543	$1,754,985	$2,018,475	$1,655,816,949	$222,194,166
NET ASSETS CONSIST OF:
Paid in Capital	$4,004,040	$4,004,040	$1,987,778	$2,139,739	$3,879,914,090	$530,037,228
Accumulated undistributed net investment income (loss)	29,879	17,399	2,604	6,620	(21,427,528)	(2,425,039)
Accumulated net realized gains (losses) on investments	(329,322)	(53,521)	(249,463)	(75,201)	(2,070,933,681)	(285,076,765)
Net unrealized appreciation (depreciation) on:
Investments	197,440	138,433	39,892	36,662	1,965	2,756
Futures contracts	—	—	—	—	(3,002,241)	(656,898)
Swap agreements	(320,620)	(254,808)	(25,826)	(89,345)	(128,735,656)	(19,687,116)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,581,417	$3,851,543	$1,754,985	$2,018,475	$1,655,816,949	$222,194,166
Shares (unlimited number of shares authorized, no par value)	100,001	100,001	50,001	50,001	69,376,429	12,900,000
Net Asset Value	$35.81	$38.52	$35.10	$40.37	$23.87	$17.22

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 269

	Short Dow30SM	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$303,066,073	$110,208,972	$732,226,323	$10,049,662	$797,447	$1,799,830,210
Securities, at value	177,438,298	61,581,697	454,210,774	2,474,345	144,321	1,061,991,722
Repurchase Agreements, at value	125,635,329	48,627,565	278,015,422	7,575,331	653,126	737,850,813
Total Investment Securities	303,073,627	110,209,262	732,226,196	10,049,676	797,447	1,799,842,535
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	652,795	908,600	3,612,840	—	—	11,056,430
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	3	—	3	—	—	24
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	20,574	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	5,109	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	12,325	20,504	53,038	—	—	385,310
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	9,477	5,972	16,549	7,032	5,277	29,727
Total Assets	303,748,227	111,164,912	735,908,626	10,056,708	807,833	1,811,314,026
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	13,927,362	—	—	—
Advisory fees payable	184,061	68,938	430,240	3,223	—	1,028,082
Management Services fees payable	24,522	9,339	61,550	835	—	137,077
Custodian fees payable	5,090	804	8,566	161	10	23,998
Administration fees payable	19,365	11,932	29,218	9,364	9,364	37,133
Trustee fees payable	1,523	563	3,685	51	4	8,201
Licensing fees payable	12,545	—	110,714	—	107	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,759	15,362	21,926	13,904	13,905	26,258
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	17,435,678	3,526,719	21,927,137	317,221	128,628	184,136,566
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	22,384	2,683	31,504	1,586	358	85,721
Total Liabilities	17,721,927	3,636,340	36,551,902	346,345	152,376	185,483,036
NET ASSETS	$286,026,300	$107,528,572	$699,356,724	$9,710,363	$655,457	$1,625,830,990
NET ASSETS CONSIST OF:
Paid in Capital	$568,963,603	$166,229,922	$1,169,526,270	$60,981,913	$5,598,720	$7,345,271,922
Accumulated undistributed net investment income (loss)	(3,556,980)	(461,902)	(5,886,255)	(410,208)	(13,648)	(21,154,472)
Accumulated net realized gains (losses) on investments	(261,765,565)	(54,508,168)	(442,883,258)	(50,544,135)	(4,800,987)	(5,508,281,310)
Net unrealized appreciation (depreciation) on:
Investments	7,554	290	(127)	14	—	12,325
Futures contracts	(186,634)	(204,851)	527,231	—	—	(5,880,909)
Swap agreements	(17,435,678)	(3,526,719)	(21,927,137)	(317,221)	(128,628)	(184,136,566)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$286,026,300	$107,528,572	$699,356,724	$9,710,363	$655,457	$1,625,830,990
Shares (unlimited number of shares authorized, no par value)	11,250,000	6,075,000	41,325,000	168,681	29,991	61,309,271
Net Asset Value	$25.42	$17.70	$16.92	$57.57	$21.86	$26.52

See accompanying notes to the financial statements.

270 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$395,581,114	$269,824,623	$12,196,543	$278,705,911	$8,404,958	$661,021,475
Securities, at value	243,313,977	159,261,607	5,719,170	156,549,174	1,759,450	349,180,306
Repurchase Agreements, at value	152,280,130	110,566,937	6,477,373	122,157,866	6,645,516	311,846,103
Total Investment Securities	395,594,107	269,828,544	12,196,543	278,707,040	8,404,966	661,026,409
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,226,070	353,925	123,200	1,873,740	—	6,508,260
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	4	4	—	3	—	18
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	16,170,097	—	—	7,165,974	—	15,196,563
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	49,808	62,741	—	—	—	—
Unrealized appreciation on swap agreements	2,715,987	—	—	1,677,286	64,102	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	10,789	8,458	5,716	9,224	7,018	16,198
Total Assets	416,766,862	270,253,672	12,325,459	289,433,267	8,476,086	682,747,448
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	228,394	160,219	3,786	191,414	1,231	351,113
Management Services fees payable	31,904	21,015	979	23,786	715	46,815
Custodian fees payable	7,106	4,487	646	4,007	86	8,479
Administration fees payable	22,098	17,662	9,366	19,066	9,364	26,618
Trustee fees payable	1,863	1,217	63	1,521	44	2,651
Licensing fees payable	61,607	10,652	—	44,525	—	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	17,100	16,015	13,992	16,730	13,989	18,683
Payable for variation margin on futures contracts	—	—	2,037	227,266	—	134,842
Unrealized depreciation on swap agreements	36,762,404	26,482,769	1,082,651	12,834,122	243,776	81,598,325
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	24,777	26,210	2,565	17,686	651	19,742
Total Liabilities	37,157,253	26,740,246	1,116,085	13,380,123	269,856	82,207,268
NET ASSETS	$379,609,609	$243,513,426	$11,209,374	$276,053,144	$8,206,230	$600,540,180
NET ASSETS CONSIST OF:
Paid in Capital	$2,202,800,941	$1,146,555,388	$143,913,666	$1,399,531,230	$60,785,027	$1,861,096,198
Accumulated undistributed net investment income (loss)	(5,129,040)	(3,316,779)	(203,380)	(3,697,677)	(83,197)	(6,552,305)
Accumulated net realized gains (losses) on investments	(1,782,516,411)	(873,167,006)	(131,415,169)	(1,109,441,379)	(52,315,934)	(1,169,545,731)
Net unrealized appreciation (depreciation) on:
Investments	12,993	3,921	—	1,129	8	4,934
Futures contracts	(1,512,457)	(79,329)	(3,092)	816,677	—	(2,864,591)
Swap agreements	(34,046,417)	(26,482,769)	(1,082,651)	(11,156,836)	(179,674)	(81,598,325)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$379,609,609	$243,513,426	$11,209,374	$276,053,144	$8,206,230	$600,540,180
Shares (unlimited number of shares authorized, no par value)	7,137,763	9,373,767	229,498	5,759,437	173,326	11,855,827
Net Asset Value	$53.18	$25.98	$48.84	$47.93	$47.35	$50.65

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 271

	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$373,732,780	$143,535,775	$9,204,660	$82,481,550	$843,872	$3,459,340
Securities, at value	186,299,601	62,712,583	4,046,657	35,482,028	138,781	654,897
Repurchase Agreements, at value	187,437,065	80,823,289	5,157,954	46,999,522	705,091	2,804,443
Total Investment Securities	373,736,666	143,535,872	9,204,611	82,481,550	843,872	3,459,340
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,313,685	90,448	84,700	493,680	—	—
Segregated cash balances with custodian for swap agreements	—	—	393,752	—	—	—
Dividends and interest receivable	9	3	—	2	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	24,109,526	—	—	—	—	—
Receivable from Advisor	—	—	—	—	5,221	3,753
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	73,314	73,933	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	242,490	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	31,389	6,941	7,129	6,352	5,278	5,315
Total Assets	400,264,589	143,707,197	9,690,192	83,224,074	854,371	3,468,408
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	159,221	74,062	—	38,337	—	—
Management Services fees payable	25,610	10,587	687	6,101	—	—
Custodian fees payable	4,390	2,011	443	1,440	11	43
Administration fees payable	18,834	12,792	9,364	10,431	9,364	9,364
Trustee fees payable	1,316	616	47	387	4	16
Licensing fees payable	45,489	5,608	—	11,259	111	469
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,585	15,089	13,999	14,650	13,906	13,931
Payable for variation margin on futures contracts	—	—	3,943	183,095	—	—
Unrealized depreciation on swap agreements	40,181,410	19,240,091	1,659,926	7,243,315	147,268	610,878
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	10,056	7,408	676	4,451	348	509
Total Liabilities	40,462,911	19,368,264	1,689,085	7,513,466	171,012	635,210
NET ASSETS	$359,801,678	$124,338,933	$8,001,107	$75,710,608	$683,359	$2,833,198
NET ASSETS CONSIST OF:
Paid in Capital	$740,083,548	$278,009,264	$29,871,842	$234,592,607	$23,325,261	$33,360,501
Accumulated undistributed net investment income (loss)	(2,611,660)	(1,417,860)	(83,507)	(848,213)	(12,298)	(40,248)
Accumulated net realized gains (losses) on investments	(336,302,709)	(133,003,053)	(20,124,081)	(151,175,003)	(22,482,336)	(29,876,177)
Net unrealized appreciation (depreciation) on:
Investments	3,886	97	(49)	—	—	—
Futures contracts	(1,189,977)	(9,424)	(3,172)	142,042	—	—
Swap agreements	(40,181,410)	(19,240,091)	(1,659,926)	(7,000,825)	(147,268)	(610,878)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$359,801,678	$124,338,933	$8,001,107	$75,710,608	$683,359	$2,833,198
Shares (unlimited number of shares authorized, no par value)	7,599,027	4,599,668	168,686	1,804,659	18,741	112,479
Net Asset Value	$47.35	$27.03	$47.43	$41.95	$36.46	$25.19

See accompanying notes to the financial statements.

272 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$687,674	$1,055,755	$2,095,830	$6,915,841	$1,680,879	$27,953,918
Securities, at value	59,469	105,371	357,039	1,262,952	628,877	13,811,439
Repurchase Agreements, at value	628,205	950,384	1,738,791	5,652,889	1,052,015	14,143,466
Total Investment Securities	687,674	1,055,755	2,095,830	6,915,841	1,680,892	27,954,905
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	5,177	4,306	4,057	556	3,717	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	670	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,277	5,280	5,319	5,359	5,279	5,575
Total Assets	698,128	1,065,341	2,105,206	6,922,426	1,689,888	27,960,480
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	14,763
Management Services fees payable	—	—	—	—	—	1,935
Custodian fees payable	8	12	26	70	44	584
Administration fees payable	9,364	9,364	9,364	9,364	9,364	9,365
Trustee fees payable	3	5	10	34	7	121
Licensing fees payable	87	241	289	969	71	1,236
Listing fees payable	—	—	—	—	—	—
Professional fees payable	13,905	13,907	13,915	13,967	13,900	14,043
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	137,479	207,524	248,948	782,408	398,823	5,468,170
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	339	361	413	569	463	2,771
Total Liabilities	161,185	231,414	272,965	807,381	422,672	5,512,988
NET ASSETS	$536,943	$833,927	$1,832,241	$6,115,045	$1,267,216	$22,447,492
NET ASSETS CONSIST OF:
Paid in Capital	$11,886,797	$19,952,247	$33,943,330	$48,322,298	$5,169,199	$167,485,110
Accumulated undistributed net investment income (loss)	(9,941)	(16,132)	(29,606)	(64,884)	(47,216)	(473,428)
Accumulated net realized gains (losses) on investments	(11,202,434)	(18,894,664)	(31,832,535)	(41,360,631)	(3,455,957)	(139,097,007)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	13	987
Futures contracts	—	—	—	—	—	—
Swap agreements	(137,479)	(207,524)	(248,948)	(781,738)	(398,823)	(5,468,170)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$536,943	$833,927	$1,832,241	$6,115,045	$1,267,216	$22,447,492
Shares (unlimited number of shares authorized, no par value)	37,463	56,218	32,747	142,435	50,000	1,125,000
Net Asset Value	$14.33	$14.83	$55.95	$42.93	$25.34	$19.95

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 273

	Short Oil & Gas	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods
ASSETS:
Securities and Repurchase Agreements, at cost	$1,995,324	$37,062,143	$1,326,024	$18,141,504	$64,742,065	$4,563,812
Securities, at value	1,023,304	19,133,429	156,120	6,425,778	28,285,686	746,203
Repurchase Agreements, at value	972,009	17,928,714	1,169,904	11,716,175	36,456,171	3,817,609
Total Investment Securities	1,995,313	37,062,143	1,326,024	18,141,953	64,741,857	4,563,812
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	1	—	1	1	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,091	—	3,978	—	—	1,811
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	209,191	—	711,957	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,292	5,772	5,291	5,473	23,027	5,370
Total Assets	2,004,696	37,067,916	1,544,484	18,147,427	65,476,842	4,570,993
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	14,202	—	8,345	38,852	—
Management Services fees payable	—	2,756	—	1,275	5,540	—
Custodian fees payable	26	687	20	276	394	85
Administration fees payable	9,364	9,364	9,364	9,365	9,852	9,364
Trustee fees payable	9	175	16	83	298	34
Licensing fees payable	94	1,809	297	809	9,873	321
Listing fees payable	—	—	—	—	—	—
Professional fees payable	13,909	14,212	13,933	13,998	14,671	13,970
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	283,468	4,959,329	—	3,633,560	4,922,218	997,166
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	486	3,100	401	18,705	1,306	899
Total Liabilities	307,356	5,005,634	24,031	3,686,416	5,003,004	1,021,839
NET ASSETS	$1,697,340	$32,062,282	$1,520,453	$14,461,011	$60,473,838	$3,549,154
NET ASSETS CONSIST OF:
Paid in Capital	$10,990,739	$54,191,209	$13,137,455	$298,296,364	$74,401,451	$26,785,558
Accumulated undistributed net investment income (loss)	(43,263)	(475,601)	(27,079)	(349,147)	(185,718)	(57,916)
Accumulated net realized gains (losses) on investments	(8,966,657)	(16,693,997)	(11,799,114)	(279,853,095)	(9,531,426)	(22,181,322)
Net unrealized appreciation (depreciation) on:
Investments	(11)	—	—	449	(208)	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(283,468)	(4,959,329)	209,191	(3,633,560)	(4,210,261)	(997,166)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,697,340	$32,062,282	$1,520,453	$14,461,011	$60,473,838	$3,549,154
Shares (unlimited number of shares authorized, no par value)	75,000	1,400,000	50,000	490,969	3,674,993	112,457
Net Asset Value	$22.63	$22.90	$30.41	$29.45	$16.46	$31.56
See accompanying notes to the financial statements.

274 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$8,828,884	$90,844,825	$4,455,195	$7,654,122	$55,973,573	$59,185,808
Securities, at value	1,905,761	44,096,842	844,112	1,485,259	25,434,773	24,827,661
Repurchase Agreements, at value	6,923,128	46,747,983	3,611,083	6,168,863	30,538,504	34,357,866
Total Investment Securities	8,828,889	90,844,825	4,455,195	7,654,122	55,973,277	59,185,527
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	1,906,000	1,505,000
Dividends and interest receivable	—	2	—	—	2	2
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	2,766	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	2,491	55	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	385,317	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,368	6,433	5,295	5,379	6,087	5,960
Total Assets	8,834,257	90,851,260	4,465,747	7,659,556	58,270,683	60,696,489
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	398	57,121	—	—	26,311	44,149
Management Services fees payable	647	7,008	—	—	4,205	3,955
Custodian fees payable	142	1,742	35	86	878	785
Administration fees payable	9,364	11,022	9,364	9,364	9,445	9,404
Trustee fees payable	38	444	12	38	282	254
Licensing fees payable	426	4,457	179	411	2,732	2,607
Listing fees payable	—	—	—	—	—	—
Professional fees payable	13,975	14,542	13,917	13,977	14,363	14,280
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	957,001	10,641,726	812,563	998,940	12,130,591	15,143,192
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	2,293	8,642	464	3,311	21,751	8,850
Total Liabilities	984,284	10,746,704	836,534	1,026,127	12,210,558	15,227,476
NET ASSETS	$7,849,973	$80,104,556	$3,629,213	$6,633,429	$46,060,125	$45,469,013
NET ASSETS CONSIST OF:
Paid in Capital	$103,737,863	$1,616,528,900	$23,181,000	$57,630,172	$350,406,786	$3,426,015,196
Accumulated undistributed net investment income (loss)	(75,503)	(1,495,555)	(40,673)	(64,440)	(836,058)	(793,490)
Accumulated net realized gains (losses) on investments	(94,855,391)	(1,524,287,063)	(18,698,551)	(49,933,363)	(291,765,033)	(3,364,609,220)
Net unrealized appreciation (depreciation) on:
Investments	5	—	—	—	(296)	(281)
Futures contracts	—	—	—	—	—	—
Swap agreements	(957,001)	(10,641,726)	(812,563)	(998,940)	(11,745,274)	(15,143,192)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$7,849,973	$80,104,556	$3,629,213	$6,633,429	$46,060,125	$45,469,013
Shares (unlimited number of shares authorized, no par value)	449,870	4,929,330	168,734	135,842	1,117,108	2,841,509
Net Asset Value	$17.45	$16.25	$21.51	$48.83	$41.23	$16.00

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 275

	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE
ASSETS:
Securities and Repurchase Agreements, at cost	$5,632,629	$6,075,282	$1,107,018	$7,515,743	$5,528,407	$173,589,561
Securities, at value	960,790	1,139,398	125,660	2,102,415	1,018,885	96,192,788
Repurchase Agreements, at value	4,671,839	4,935,887	981,358	5,413,312	4,509,522	77,396,585
Total Investment Securities	5,632,629	6,075,285	1,107,018	7,515,727	5,528,407	173,589,373
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	—	—	—	—	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	7,189,175
Receivable from Advisor	1,765	542	4,788	1,182	2,647	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,325	5,340	5,280	5,336	5,317	5,768
Total Assets	5,639,719	6,081,167	1,117,086	7,522,245	5,536,371	180,784,317
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	81,753
Management Services fees payable	—	—	—	—	—	10,058
Custodian fees payable	128	108	14	74	50	1,378
Administration fees payable	9,364	9,364	9,364	9,364	9,364	11,793
Trustee fees payable	23	28	5	22	17	469
Licensing fees payable	232	283	53	285	193	8,810
Listing fees payable	—	—	—	—	—	—
Professional fees payable	13,923	13,941	13,908	13,940	13,935	14,741
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,590,787	1,281,859	169,279	1,124,600	900,785	11,599,600
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	997	4,011	427	1,664	507	5,396
Total Liabilities	1,615,454	1,309,594	193,050	1,149,949	924,851	11,733,998
NET ASSETS	$4,024,265	$4,771,573	$924,036	$6,372,296	$4,611,520	$169,050,319
NET ASSETS CONSIST OF:
Paid in Capital	$79,515,515	$77,088,490	$9,181,428	$22,739,843	$8,521,046	$324,324,464
Accumulated undistributed net investment income (loss)	(115,068)	(94,251)	(16,170)	(52,060)	(34,115)	(1,256,079)
Accumulated net realized gains (losses) on investments	(73,785,395)	(70,940,810)	(8,071,943)	(15,190,871)	(2,974,626)	(142,418,278)
Net unrealized appreciation (depreciation) on:
Investments	—	3	—	(16)	—	(188)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,590,787)	(1,281,859)	(169,279)	(1,124,600)	(900,785)	(11,599,600)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$4,024,265	$4,771,573	$924,036	$6,372,296	$4,611,520	$169,050,319
Shares (unlimited number of shares authorized, no par value)	254,921	262,318	59,989	399,961	137,493	5,325,000
Net Asset Value	$15.79	$18.19	$15.40	$15.93	$33.54	$31.75

See accompanying notes to the financial statements.

276 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$229,649,698	$37,594,465	$7,629,091	$55,509,391	$52,793,475	$2,511,553
Securities, at value	160,077,055	14,340,661	4,486,268	32,700,065	17,244,420	668,898
Repurchase Agreements, at value	69,572,643	23,253,908	3,142,787	22,809,675	35,549,314	1,842,665
Total Investment Securities	229,649,698	37,594,569	7,629,055	55,509,740	52,793,734	2,511,563
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	—	—	1	3	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	584	—	—	3,090
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	314,442	186,493	—	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	10,215	5,345	5,334	6,181	5,750	5,303
Total Assets	229,974,357	37,786,407	7,634,973	55,515,922	52,799,487	2,519,956
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	2,625,168	—
Advisory fees payable	148,174	11,884	—	28,417	28,664	—
Management Services fees payable	22,974	2,261	—	4,550	2,746	—
Custodian fees payable	5,992	63	76	1,392	840	25
Administration fees payable	19,141	9,364	9,364	9,731	9,368	9,364
Trustee fees payable	1,660	28	24	310	200	12
Licensing fees payable	19,985	2,642	396	4,162	1,720	227
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,948	13,950	13,929	14,405	14,166	13,925
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	18,428,490	2,115,737	490,597	5,903,843	20,672,344	387,203
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	19,163	582	799	5,499	3,228	390
Total Liabilities	18,682,527	2,156,511	515,185	5,972,309	23,358,444	411,146
NET ASSETS	$211,291,830	$35,629,896	$7,119,788	$49,543,613	$29,441,043	$2,108,810
NET ASSETS CONSIST OF:
Paid in Capital	$460,230,510	$42,029,287	$102,118,417	$759,301,071	$255,580,129	$8,756,396
Accumulated undistributed net investment income (loss)	(3,490,171)	(90,611)	(101,109)	(897,745)	(717,198)	(18,940)
Accumulated net realized gains (losses) on investments	(227,334,461)	(4,379,640)	(94,406,887)	(702,956,219)	(204,749,803)	(6,241,453)
Net unrealized appreciation (depreciation) on:
Investments	—	104	(36)	349	259	10
Futures contracts	—	—	—	—	—	—
Swap agreements	(18,114,048)	(1,929,244)	(490,597)	(5,903,843)	(20,672,344)	(387,203)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$211,291,830	$35,629,896	$7,119,788	$49,543,613	$29,441,043	$2,108,810
Shares (unlimited number of shares authorized, no par value)	8,325,000	1,050,000	187,428	2,669,744	562,119	99,992
Net Asset Value	$25.38	$33.93	$37.99	$18.56	$52.38	$21.09

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 277

	UltraShort MSCI Brazil Capped	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$28,012,137	$116,939,166	$9,916,163	$1,306,497	$76,910,760	$1,653,646,573
Securities, at value	8,857,034	65,911,702	4,282,159	268,981	35,728,408	891,894,239
Repurchase Agreements, at value	19,155,103	51,028,515	5,633,955	1,037,516	41,183,309	761,761,380
Total Investment Securities	28,012,137	116,940,217	9,916,114	1,306,497	76,911,717	1,653,655,619
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	25,740	847,770
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	3	—	—	1	25
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	2,862,000
Receivable from Advisor	—	—	—	3,950	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	1,960	80,281
Unrealized appreciation on swap agreements	754,411	1,651,878	129,655	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,516	6,835	5,559	5,284	6,467	31,400
Total Assets	28,772,065	118,598,933	10,051,328	1,315,731	76,945,885	1,657,477,095
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	5,745	67,427	2,504	—	39,422	954,247
Management Services fees payable	1,521	9,449	904	—	6,342	127,232
Custodian fees payable	399	2,138	181	17	1,475	21,587
Administration fees payable	9,365	12,324	9,366	9,364	10,626	36,795
Trustee fees payable	102	593	59	6	393	7,940
Licensing fees payable	1,372	14,855	868	147	4,715	94,810
Listing fees payable	—	—	—	—	—	—
Professional fees payable	14,094	14,941	14,013	13,909	14,751	29,514
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	6,568,929	15,260,032	42,995	229,430	2,933,709	153,004,025
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,405	8,044	922	379	2,552	54,464
Total Liabilities	6,602,932	15,389,803	71,812	253,252	3,013,985	154,330,614
NET ASSETS	$22,169,133	$103,209,130	$9,979,516	$1,062,479	$73,931,900	$1,503,146,481
NET ASSETS CONSIST OF:
Paid in Capital	$43,324,765	$839,426,643	$36,522,389	$14,675,563	$79,439,078	$2,010,480,145
Accumulated undistributed net investment income (loss)	(210,541)	(1,545,454)	(129,943)	(19,947)	(640,587)	(17,178,368)
Accumulated net realized gains (losses) on investments	(15,130,573)	(721,064,956)	(26,499,541)	(13,363,707)	(1,936,831)	(337,306,066)
Net unrealized appreciation (depreciation) on:
Investments	—	1,051	(49)	—	957	9,046
Futures contracts	—	—	—	—	2,992	145,749
Swap agreements	(5,814,518)	(13,608,154)	86,660	(229,430)	(2,933,709)	(153,004,025)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$22,169,133	$103,209,130	$9,979,516	$1,062,479	$73,931,900	$1,503,146,481
Shares (unlimited number of shares authorized, no par value)	324,951	1,660,525	149,913	49,986	2,325,000	52,300,000
Net Asset Value	$68.22	$62.15	$66.57	$21.26	$31.80	$28.74

See accompanying notes to the financial statements.

278 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS
ASSETS:
Securities and Repurchase Agreements, at cost	$44,222,263	$3,314,303	$3,998,762	$313,892,312	$4,956,741,862	$12,892,337
Securities, at value	23,605,246	1,145,631	831,728	188,108,773	2,916,931,818	6,297,954
Repurchase Agreements, at value	20,617,452	2,168,674	3,167,034	125,788,012	2,039,829,296	6,594,343
Total Investment Securities	44,222,698	3,314,305	3,998,762	313,896,785	4,956,761,114	12,892,297
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	84,370	3,245,550	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	—	—	2	147	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	1,394,566	—	—	—	144,150,225	—
Receivable from Advisor	—	5,080	2,707	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	14,220	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	8,463	6,882	5,325	9,898	73,330	5,470
Total Assets	45,625,727	3,326,267	4,006,794	314,005,275	5,104,230,366	12,897,767
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	18,057	—	—	190,809	2,651,523	1,424
Management Services fees payable	3,583	—	—	25,085	353,534	1,051
Custodian fees payable	771	126	60	5,369	61,575	178
Administration fees payable	9,374	9,364	9,364	19,736	47,977	9,364
Trustee fees payable	222	16	20	1,574	21,767	67
Licensing fees payable	—	—	246	18,805	263,658	789
Listing fees payable	—	—	—	—	—	—
Professional fees payable	14,265	13,915	13,935	16,740	51,588	14,038
Payable for variation margin on futures contracts	—	—	—	—	60,527	—
Unrealized depreciation on swap agreements	2,398,391	333,301	124,290	21,319,823	921,407,137	763,053
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	3,978	566	449	11,897	152,986	1,026
Total Liabilities	2,448,641	357,288	148,364	21,609,838	925,072,272	790,990
NET ASSETS	$43,177,086	$2,968,979	$3,858,430	$292,395,437	$4,179,158,094	$12,106,777
NET ASSETS CONSIST OF:
Paid in Capital	$61,256,631	$4,093,140	$4,912,208	$563,572,881	$9,054,307,365	$13,850,798
Accumulated undistributed net investment income (loss)	(681,757)	(54,684)	(56,739)	(3,938,895)	(49,361,740)	(125,622)
Accumulated net realized gains (losses) on investments	(14,999,832)	(736,178)	(872,749)	(245,932,793)	(3,904,753,308)	(855,306)
Net unrealized appreciation (depreciation) on:
Investments	435	2	—	4,473	19,252	(40)
Futures contracts	—	—	—	9,594	353,662	—
Swap agreements	(2,398,391)	(333,301)	(124,290)	(21,319,823)	(921,407,137)	(763,053)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$43,177,086	$2,968,979	$3,858,430	$292,395,437	$4,179,158,094	$12,106,777
Shares (unlimited number of shares authorized, no par value)	1,550,000	100,000	125,000	10,875,000	69,106,929	450,000
Net Asset Value	$27.86	$29.69	$30.87	$26.89	$60.47	$26.90

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 279

	UltraPro Short 20+ Year Treasury	Ultra Russell3000	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$132,667,933	$3,457,474	$2,325,899,946	$644,816,618	$257,485,160	$197,562,853
Securities, at value	23,474,128	3,190,808	2,111,225,346	613,887,210	262,190,690	170,956,317
Repurchase Agreements, at value	109,193,805	319,537	210,686,387	49,162,775	13,537,920	35,667,907
Total Investment Securities	132,667,933	3,510,345	2,321,911,733	663,049,985	275,728,610	206,624,224
Cash	—	—	2,490	—	342	13
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	48,510	—	23,292,720	2,761,495	1,584,798	1,278,200
Segregated cash balances with custodian for swap agreements	—	70,000	631,294	37,817	577,617	9,346
Dividends and interest receivable	4	5,698	5,147,654	729,479	898,265	151,938
Receivable for investments sold	—	4,060	361,559	—	—	288,964
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	31,712	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	643,869	—	16,038	—
Unrealized appreciation on swap agreements	3,156,646	866,276	52,449,029	57,995,967	22,514,987	5,664,384
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	7,097	5,328	55,540	17,042	9,492	8,000
Total Assets	135,880,190	4,493,419	2,404,495,888	724,591,785	301,330,149	214,025,069
LIABILITIES:
Cash overdraft	—	299	—	—	—	—
Payable for investments purchased	—	5,217	92,987	—	—	645,059
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	57,360	—	1,851,033	412,524	180,299	8,773
Management Services fees payable	9,520	—	246,803	60,431	25,678	13,282
Custodian fees payable	1,929	16,435	48,928	16,983	4,945	18,451
Administration fees payable	12,426	16,668	52,634	39,012	28,710	20,105
Trustee fees payable	593	21	16,774	3,725	1,521	786
Licensing fees payable	7,128	654	—	119,450	12,753	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	15,137	13,935	48,019	20,959	16,815	7,189
Payable for variation margin on futures contracts	5,485	—	—	45,902	—	19,365
Unrealized depreciation on swap agreements	23,989,788	—	12,484,143	—	—	54,005,396
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	4,056	589	100,094	31,165	19,401	50,816
Total Liabilities	24,103,422	53,818	14,941,415	750,151	290,122	54,789,222
NET ASSETS	$111,776,768	$4,439,601	$2,389,554,473	$723,841,634	$301,040,027	$159,235,847
NET ASSETS CONSIST OF:
Paid in Capital	$137,001,261	$1,610,059	$2,088,292,595	$818,508,144	$405,208,625	$248,558,805
Accumulated undistributed net investment income (loss)	(1,103,427)	(103)	6,850,901	1,440,836	585,606	(1,181,068)
Accumulated net realized gains (losses) on investments	(3,292,052)	1,910,498	243,353,969	(175,569,160)	(146,209,430)	(49,145,444)
Net unrealized appreciation (depreciation) on:
Investments	—	52,871	(3,988,213)	18,233,367	18,243,450	9,061,371
Futures contracts	4,128	—	15,080,335	3,232,480	696,789	283,195
Swap agreements	(20,833,142)	866,276	39,964,886	57,995,967	22,514,987	(48,341,012)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$111,776,768	$4,439,601	$2,389,554,473	$723,841,634	$301,040,027	$159,235,847
Shares (unlimited number of shares authorized, no par value)	1,774,917	50,000	21,450,000	6,750,000	2,550,000	2,400,000
Net Asset Value	$62.98	$88.79	$111.40	$107.24	$118.05	$66.35

See accompanying notes to the financial statements.

280 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$303,983,894	$20,967,902	$446,730,224	$376,922,639	$97,207,573	$38,743,997
Securities, at value	216,823,232	19,764,798	403,263,202	344,762,169	88,866,966	36,987,078
Repurchase Agreements, at value	83,851,753	913,357	48,573,470	36,489,859	10,678,901	2,644,391
Total Investment Securities	300,674,985	20,678,155	451,836,672	381,252,028	99,545,867	39,631,469
Cash	12,936	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	998,580	—	7,740,453	645,755	1,002,788	254,100
Segregated cash balances with custodian for swap agreements	21,111	4,267	13,101,790	5,186,762	243,718	129,914
Dividends and interest receivable	381,103	16,025	867,618	473,629	314,516	39,895
Receivable for investments sold	685,547	8,939	76,286	—	—	75,885
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	35,986	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	178,035	—	—	16,609
Unrealized appreciation on swap agreements	3,025,800	2,211,717	95,827,755	197,906,493	15,533,856	4,845,042
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	32,598	7,253	17,928	33,432	7,346	7,689
Total Assets	305,832,660	22,962,342	569,646,537	585,498,099	116,648,091	45,000,603
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	671,856	101,373	19,748	—	—	169,409
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	327,498	—	347,977	336,837	59,128	15,960
Management Services fees payable	62,794	—	47,810	49,976	9,684	3,664
Custodian fees payable	71,717	26,038	31,107	11,656	2,689	8,566
Administration fees payable	40,826	15,797	36,821	37,055	20,478	15,699
Trustee fees payable	8,625	117	3,221	3,285	611	212
Licensing fees payable	193,322	—	—	101,311	4,747	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	32,720	14,087	19,960	21,108	15,132	14,308
Payable for variation margin on futures contracts	20,446	—	—	55,326	8,317	—
Unrealized depreciation on swap agreements	93,068,149	—	213,514	1,239	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	67,684	2,092	22,747	20,072	6,738	2,600
Total Liabilities	94,565,637	159,504	742,905	637,865	127,524	230,418
NET ASSETS	$211,267,023	$22,802,838	$568,903,632	$584,860,234	$116,520,567	$44,770,185
NET ASSETS CONSIST OF:
Paid in Capital	$277,861,379	$13,812,516	$254,533,364	$307,044,550	$65,485,152	$28,575,448
Accumulated undistributed net investment income (loss)	(2,260,096)	(130,085)	600,801	733,058	236,286	(25,339)
Accumulated net realized gains (losses) on investments	28,569,294	7,198,437	207,295,611	74,128,067	32,434,165	10,385,428
Net unrealized appreciation (depreciation) on:
Investments	(3,308,909)	(289,747)	5,106,448	4,329,389	2,338,294	887,472
Futures contracts	447,704	—	5,753,167	719,916	492,814	102,134
Swap agreements	(90,042,349)	2,211,717	95,614,241	197,905,254	15,533,856	4,845,042
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$211,267,023	$22,802,838	$568,903,632	$584,860,234	$116,520,567	$44,770,185
Shares (unlimited number of shares authorized, no par value)	2,625,000	225,000	5,250,000	8,550,000	1,000,000	450,000
Net Asset Value	$80.48	$101.35	$108.36	$68.40	$116.52	$99.49
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 281

	UltraPro Russell2000	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value
ASSETS:
Securities and Repurchase Agreements, at cost	$172,857,167	$4,177,706	$14,028,750	$5,094,691	$12,297,595	$11,469,041
Securities, at value	114,886,143	3,799,744	14,631,242	4,841,128	12,930,917	10,749,453
Repurchase Agreements, at value	53,818,652	447,348	1,438,501	504,762	1,209,703	1,328,731
Total Investment Securities	168,704,795	4,247,092	16,069,743	5,345,890	14,140,620	12,078,184
Cash	1,586	—	14	16	33	221
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	476,850	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	55,202	153	—	16	—	838
Dividends and interest receivable	89,730	8,737	19,883	6,606	11,666	11,722
Receivable for investments sold	12,021,062	5,910	14,573	7,740	18,559	61,650
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	9,518	14,728	10,068	10,838	30,261
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	186,662	—	—	—	—	—
Unrealized appreciation on swap agreements	19,491,965	826,298	1,703,759	1,061,465	1,116,317	764,200
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	8,535	5,414	5,513	5,354	5,497	5,473
Total Assets	201,036,387	5,103,122	17,828,213	6,437,155	15,303,530	12,952,549
LIABILITIES:
Cash overdraft	—	10	—	—	—	—
Payable for investments purchased	401,523	5,460	15,332	7,729	19,338	60,778
Payable for capital shares redeemed	12,086,098	—	—	—	—	—
Advisory fees payable	80,356	—	—	—	—	—
Management Services fees payable	16,532	—	—	—	—	—
Custodian fees payable	48,937	4,699	10,382	7,645	7,647	19,631
Administration fees payable	25,464	15,775	15,764	15,678	15,733	16,149
Trustee fees payable	989	49	84	31	72	66
Licensing fees payable	31,652	994	2,583	950	2,244	1,967
Listing fees payable	—	—	—	—	—	—
Professional fees payable	15,851	13,998	14,052	13,949	14,040	14,025
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	596	—	—	1,444
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	11,777	849	1,303	798	1,149	973
Total Liabilities	12,719,179	41,834	60,096	46,780	60,223	115,033
NET ASSETS	$188,317,208	$5,061,288	$17,768,117	$6,390,375	$15,243,307	$12,837,516
NET ASSETS CONSIST OF:
Paid in Capital	$113,423,535	$7,675,552	$15,895,649	$3,075,202	$14,487,303	$13,426,118
Accumulated undistributed net investment income (loss)	(635,077)	19,394	25,682	(3,161)	(49,804)	10,013
Accumulated net realized gains (losses) on investments	59,938,068	(3,529,342)	(1,897,370)	2,005,670	(2,153,534)	(1,970,514)
Net unrealized appreciation (depreciation) on:
Investments	(4,152,372)	69,386	2,040,993	251,199	1,843,025	609,143
Futures contracts	251,089	—	—	—	—	—
Swap agreements	19,491,965	826,298	1,703,163	1,061,465	1,116,317	762,756
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$188,317,208	$5,061,288	$17,768,117	$6,390,375	$15,243,307	$12,837,516
Shares (unlimited number of shares authorized, no par value)	2,350,000	75,000	150,000	75,000	150,000	225,000
Net Asset Value	$80.13	$67.48	$118.45	$85.21	$101.62	$57.06

See accompanying notes to the financial statements.

282 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Russell2000 Growth	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$12,574,905	$91,833,047	$293,432,481	$16,792,547	$19,226,290	$654,720,896
Securities, at value	11,511,069	96,546,412	272,308,107	16,346,543	18,881,538	697,896,102
Repurchase Agreements, at value	507,084	2,354,545	9,307,207	881,978	1,124,925	27,455,638
Total Investment Securities	12,018,153	98,900,957	281,615,314	17,228,521	20,006,463	725,351,740
Cash	733	270	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	405	280,920	1,509	89,958	235,343	143,640
Dividends and interest receivable	5,254	133,329	126,190	14,313	24,659	834,303
Receivable for investments sold	24,000	—	—	—	1,709	—
Due from counterparty	—	441,250	—	10,324	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	44,883	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,479,635	18,033,336	49,549,548	1,860,291	2,870,950	80,678,027
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,488	6,948	28,760	5,432	5,610	17,978
Total Assets	13,578,551	117,797,010	331,321,321	19,208,839	23,144,734	807,025,688
LIABILITIES:
Cash overdraft	—	—	—	—	—	7
Payable for investments purchased	19,351	—	—	10,458	—	506,922
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	73,184	151,628	4,415	5,831	493,482
Management Services fees payable	—	9,948	27,654	1,317	1,885	67,258
Custodian fees payable	28,717	3,882	16,546	1,732	2,707	23,129
Administration fees payable	16,047	20,386	29,689	15,618	15,636	40,463
Trustee fees payable	68	580	1,625	61	110	4,115
Licensing fees payable	2,070	6,361	55,083	760	1,160	43,623
Listing fees payable	—	—	—	—	—	—
Professional fees payable	14,015	14,879	17,308	14,000	14,106	21,294
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	3,267	—	—	—	—	478,161
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,348	7,739	14,816	1,106	1,915	62,858
Total Liabilities	84,883	136,959	314,349	49,467	43,350	1,741,312
NET ASSETS	$13,493,668	$117,660,051	$331,006,972	$19,159,372	$23,101,384	$805,284,376
NET ASSETS CONSIST OF:
Paid in Capital	$8,120,053	$64,964,066	$262,912,120	$13,794,863	$15,075,905	$2,743,017,206
Accumulated undistributed net investment income (loss)	(100,319)	259,012	(1,934,576)	16,987	11,768	1,217,284
Accumulated net realized gains (losses) on investments	4,554,318	27,335,727	32,297,047	3,051,257	4,362,588	(2,089,780,824)
Net unrealized appreciation (depreciation) on:
Investments	(556,752)	7,067,910	(11,817,167)	435,974	780,173	70,630,844
Futures contracts	—	—	—	—	—	—
Swap agreements	1,476,368	18,033,336	49,549,548	1,860,291	2,870,950	80,199,866
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$13,493,668	$117,660,051	$331,006,972	$19,159,372	$23,101,384	$805,284,376
Shares (unlimited number of shares authorized, no par value)	150,000	2,175,000	4,100,000	225,000	300,000	6,634,625
Net Asset Value	$89.96	$54.10	$80.73	$85.15	$77.00	$121.38

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 283

	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$74,630,329	$27,000,742	$121,856,335	$219,171,158	$13,004,774	$21,053,292
Securities, at value	79,077,371	28,184,668	126,473,986	235,162,911	11,331,292	22,977,175
Repurchase Agreements, at value	330,001	501,826	2,909,577	5,796,496	830,100	1,027,743
Total Investment Securities	79,407,372	28,686,494	129,383,563	240,959,407	12,161,392	24,004,918
Cash	116	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,023,021	2,989	5,195	61,657	—	—
Dividends and interest receivable	153,549	53,538	455,905	100,928	18,504	92,234
Receivable for investments sold	—	—	—	6,611,753	—	—
Due from counterparty	—	—	513,002	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	2,092	—
Reclaims receivable	—	85	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	17,440,044	3,604,967	19,684,976	68,768,142	—	5,117,946
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	6,937	5,735	7,212	9,577	5,569	5,669
Total Assets	98,031,039	32,353,808	150,049,853	316,511,464	12,187,557	29,220,767
LIABILITIES:
Cash overdraft	—	148	—	—	—	—
Payable for investments purchased	—	70,338	—	831,105	19,354	—
Payable for capital shares redeemed	—	—	—	6,654,692	—	—
Advisory fees payable	43,643	12,616	98,063	189,732	—	8,432
Management Services fees payable	7,976	2,661	12,456	26,322	—	2,308
Custodian fees payable	4,819	4,574	3,914	10,026	1,101	1,548
Administration fees payable	19,312	15,649	21,826	28,960	15,595	15,590
Trustee fees payable	524	156	717	1,536	87	138
Licensing fees payable	5,172	1,678	7,927	16,450	3,065	1,436
Listing fees payable	—	—	—	—	—	—
Professional fees payable	14,927	14,200	15,142	16,100	14,080	14,121
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	408,022	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	6,262	2,271	9,383	23,216	1,441	3,403
Total Liabilities	102,635	124,291	169,428	7,798,139	462,745	46,976
NET ASSETS	$97,928,404	$32,229,517	$149,880,425	$308,713,325	$11,724,812	$29,173,791
NET ASSETS CONSIST OF:
Paid in Capital	$59,175,069	$18,313,333	$94,720,997	$188,174,003	$12,115,267	$31,582,219
Accumulated undistributed net investment income (loss)	64,072	39,620	801,300	2,274,706	36,963	116,899
Accumulated net realized gains (losses) on investments	16,472,176	8,585,845	27,145,924	27,708,225	823,986	(10,594,899)
Net unrealized appreciation (depreciation) on:
Investments	4,777,043	1,685,752	7,527,228	21,788,249	(843,382)	2,951,626
Futures contracts	—	—	—	—	—	—
Swap agreements	17,440,044	3,604,967	19,684,976	68,768,142	(408,022)	5,117,946
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$97,928,404	$32,229,517	$149,880,425	$308,713,325	$11,724,812	$29,173,791
Shares (unlimited number of shares authorized, no par value)	1,050,000	300,000	1,875,000	3,479,372	150,000	450,000
Net Asset Value	$93.27	$107.43	$79.94	$88.73	$78.17	$64.83

See accompanying notes to the financial statements.

284 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$110,497,161	$5,561,870	$28,692,570	$24,018,280	$40,397,904	$38,216,194
Securities, at value	118,466,923	5,664,907	28,729,704	24,968,804	23,794,920	17,952,876
Repurchase Agreements, at value	5,911,938	190,441	1,031,733	455,235	16,603,048	20,263,322
Total Investment Securities	124,378,861	5,855,348	29,761,437	25,424,039	40,397,968	38,216,198
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,220,536	143,986	1,817	—	—	—
Dividends and interest receivable	207,505	1,185	156,622	30,315	1	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	20,409	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	3,872	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	23,270,435	964,933	2,689,219	3,742,641	7,145,985	5,474,412
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	7,581	5,373	5,644	5,798	5,612	5,850
Total Assets	149,084,918	6,974,697	32,635,148	29,202,793	47,549,566	43,696,461
LIABILITIES:
Cash overdraft	—	—	310	15	—	—
Payable for investments purchased	—	—	—	18,458	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	76,936	—	12,362	10,605	24,175	18,399
Management Services fees payable	11,895	—	2,703	2,378	3,938	3,317
Custodian fees payable	5,008	562	1,444	2,559	442	669
Administration fees payable	21,788	15,589	15,600	15,652	9,364	9,366
Trustee fees payable	735	33	134	140	142	189
Licensing fees payable	7,757	370	1,806	1,560	3,190	2,942
Listing fees payable	—	—	—	—	—	—
Professional fees payable	15,363	13,964	14,183	14,194	14,217	14,238
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	903	—	—	—	1,069,910
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	8,687	1,166	1,229	2,005	1,318	2,767
Total Liabilities	148,169	32,587	49,771	67,566	56,786	1,121,797
NET ASSETS	$148,936,749	$6,942,110	$32,585,377	$29,135,227	$47,492,780	$42,574,664
NET ASSETS CONSIST OF:
Paid in Capital	$85,170,572	$5,054,259	$34,552,277	$20,124,401	$36,436,173	$41,808,133
Accumulated undistributed net investment income (loss)	182,275	56,465	161,728	31,153	(222,434)	(504,103)
Accumulated net realized gains (losses) on investments	26,431,767	573,878	(5,886,714)	3,831,273	4,132,992	(3,133,872)
Net unrealized appreciation (depreciation) on:
Investments	13,881,700	293,478	1,068,867	1,405,759	64	4
Futures contracts	—	—	—	—	—	—
Swap agreements	23,270,435	964,030	2,689,219	3,742,641	7,145,985	4,404,502
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$148,936,749	$6,942,110	$32,585,377	$29,135,227	$47,492,780	$42,574,664
Shares (unlimited number of shares authorized, no par value)	1,200,000	75,000	375,000	450,002	400,000	550,000
Net Asset Value	$124.11	$92.56	$86.89	$64.74	$118.73	$77.41

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 285

	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI
ASSETS:
Securities and Repurchase Agreements, at cost	$22,216,716	$1,287,629	$7,228,729	$38,696,017	$25,289,798	$5,591,362
Securities, at value	4,866,037	414,747	1,481,280	19,530,041	10,691,621	1,094,122
Repurchase Agreements, at value	17,350,684	872,891	5,747,436	19,167,053	14,598,395	4,497,240
Total Investment Securities	22,216,721	1,287,638	7,228,716	38,697,094	25,290,016	5,591,362
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	—	1	1	1	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	2,585,902	—	—
Receivable from Advisor	—	3,095	—	—	—	532
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	5,852,443	937,372	1,003,356	2,032,214	4,016,435	743,086
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	5,678	5,295	5,357	5,853	5,683	5,355
Total Assets	28,074,843	2,233,400	8,237,430	43,321,064	29,312,135	6,340,335
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	10,573	—	106	15,560	10,791	—
Management Services fees payable	2,342	—	653	3,139	2,281	—
Custodian fees payable	386	63	102	817	560	79
Administration fees payable	9,370	9,364	9,366	9,365	9,380	9,364
Trustee fees payable	133	11	36	201	133	30
Licensing fees payable	1,353	226	625	5,046	2,028	525
Listing fees payable	—	—	—	—	—	—
Professional fees payable	14,185	13,918	13,958	14,268	14,127	13,961
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	1,106,866	1,309,582	781,379	7,489
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,593	429	793	2,859	2,418	603
Total Liabilities	39,935	24,011	1,132,505	1,360,837	823,097	32,051
NET ASSETS	$28,034,908	$2,209,389	$7,104,925	$41,960,227	$28,489,038	$6,308,284
NET ASSETS CONSIST OF:
Paid in Capital	$18,011,202	$495,030	$17,165,824	$45,581,630	$21,287,458	$5,902,659
Accumulated undistributed net investment income (loss)	(229,378)	(34,475)	(120,014)	(516,007)	(399,216)	(63,858)
Accumulated net realized gains (losses) on investments	4,400,636	811,453	(9,837,362)	(3,829,105)	4,365,522	(266,114)
Net unrealized appreciation (depreciation) on:
Investments	5	9	(13)	1,077	218	—
Futures contracts	—	—	—	—	—	—
Swap agreements	5,852,443	937,372	(103,510)	722,632	3,235,056	735,597
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$28,034,908	$2,209,389	$7,104,925	$41,960,227	$28,489,038	$6,308,284
Shares (unlimited number of shares authorized, no par value)	500,000	50,000	149,948	800,000	350,000	150,000
Net Asset Value	$56.07	$44.19	$47.38	$52.45	$81.40	$42.06

See accompanying notes to the financial statements.

286 :: MAY 31, 2014 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$2,111,149,187	$26,639,230	$2,393,525	$2,732,267
Securities, at value	1,553,510,711	21,397,812	1,837,327	1,455,003
Repurchase Agreements, at value	565,682,829	5,994,772	574,639	1,292,500
Total Investment Securities	2,119,193,540	27,392,584	2,411,966	2,747,503
Cash	—	—	—	—
Foreign cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	134,420	13,860	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	5,183,852	121,097	—	—
Receivable for investments sold	78,926,015	—	—	—
Due from counterparty	—	—	—	—
Receivable for capital shares issued	545	—	—	—
Receivable from Advisor	—	—	8,588	7,592
Reclaims receivable	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—
Unrealized appreciation on swap agreements	12,756,543	2,285,272	619,748	193,298
Unrealized appreciation on foreign currency contracts	—	—	—	—
Prepaid expenses	5,731	5,604	7,883	6,848
Total Assets	2,216,200,646	29,818,417	3,048,185	2,955,241
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	275,238,488	528,462	—	—
Payable for capital shares redeemed	2,721,445	—	—	—
Advisory fees payable	668,027	9,904	—	—
Management Services fees payable	87,355	2,368	—	—
Custodian fees payable	16,203	848	45	59
Administration fees payable	19,821	15,415	15,583	15,583
Trustee fees payable	156	128	15	15
Licensing fees payable	33,719	1,633	—	—
Listing fees payable	—	—	—	—
Professional fees payable	10,711	14,153	13,924	13,920
Payable for variation margin on futures contracts	29,877	1,312	—	—
Unrealized depreciation on swap agreements	5,720,815	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—
Other liabilities	11,598	1,052	484	527
Total Liabilities	284,558,215	575,275	30,051	30,104
NET ASSETS	$1,931,642,431	$29,243,142	$3,018,134	$2,925,137
NET ASSETS CONSIST OF:
Paid in Capital	$1,990,188,416	$27,941,667	$1,874,560	$2,776,103
Accumulated undistributed net investment income (loss)	1,293,128	71,573	(3,532)	(3,223)
Accumulated net realized gains (losses) on investments	(74,906,961)	(1,805,930)	508,917	(56,277)
Net unrealized appreciation (depreciation) on:
Investments	8,044,353	753,354	18,441	15,236
Futures contracts	(12,233)	(2,794)	—	—
Swap agreements	7,035,728	2,285,272	619,748	193,298
Foreign currency transactions	—	—	—	—
NET ASSETS	$1,931,642,431	$29,243,142	$3,018,134	$2,925,137
Shares (unlimited number of shares authorized, no par value)	35,550,000	450,000	50,000	50,000
Net Asset Value	$54.34	$64.98	$60.36	$58.50

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2014 :: 287

STATEMENTS OF OPERATIONS

288 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Aristocrats ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged
	March 25, 2014* through May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	October 9, 2013* through May 31, 2014	Year Ended May 31, 2014	November 5, 2013* through May 31, 2014
INVESTMENT INCOME:
Dividends	$25,137	$250,585	$4,289,146	$1,321,661	$—	$—
Interest	431	104	20	—	3,696,016	970,470
Foreign withholding tax on income	(1,960)	(6,621)	(593)	—	—	—
Total Investment Income	23,608	244,068	4,288,573	1,321,661	3,696,016	970,470
EXPENSES:
Advisory fees (Note 4)	3,433	28,407	1,597,773	193,518	322,333	73,528
Management Services fees (Note 4)	763	5,681	213,035	55,291	64,466	24,509
Professional fees	14,024	17,962	21,924	19,085	32,266	14,064
Administration fees (Note 5)	1,344	30,588	153,027	52,731	82,289	37,759
Custodian fees (Note 6)	4,529	4,805	63,770	12,923	14,695	4,694
Printing and Shareholder reports	7,500	4,997	45,802	14,297	14,507	13,148
Licensing fees (Note 7)	3,671	32,350	25,000	22,121	46,264	13,611
Listing fees (Note 7)	9,125	37,805	8,618	13,037	38,249	33,156
Trustees fees (Note 8)	21	109	4,334	872	9,875	429
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	694	4,168	17,137	5,337	5,839	3,370
Total Gross Expenses before fees waived and/or reimbursed	45,104	166,872	2,150,420	389,212	630,783	218,268
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(41,667)	(132,774)	(1,191,213)	(195,618)	(308,453)	(144,739)
Total Net Expenses	3,437	34,098	959,207	193,594	322,330	73,529
Net Investment Income (Loss)	20,171	209,970	3,329,366	1,128,067	3,373,686	896,941
NET REALIZED GAIN (LOSS) ON:
Investments	40	68,939	13,965,039	(57,745)	(359,607)	32,806
Futures contracts	—	—	—	—	(1,889,518)	(2,776,801)
Swap agreements	—	—	1,883,404	—	—	—
In-kind redemptions of investments	—	483,467	2,071,283	116,039	—	—
Foreign currency transactions	27	1,452	—	—	—	—
Net realized gain (loss)	67	553,858	17,919,726	58,294	(2,249,125)	(2,743,995)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	283,475	216,517	23,721,384	7,247,882	1,378,081	2,669,840
Futures contracts	—	—	—	—	48,963	77,617
Swap agreements	—	—	1,985,542	—	—	—
Foreign currency translations	(74)	190	—	—	—	—
Change in net unrealized appreciation/depreciation	283,401	216,707	25,706,926	7,247,882	1,427,044	2,747,457
Net realized and unrealized gain (loss)	283,468	770,565	43,626,652	7,306,176	(822,081)	3,462
Change in Net Assets Resulting from Operations	$303,639	$980,535	$46,956,018	$8,434,243	$2,551,605	$900,403

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 289

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Merger ETF	RAFI® Long/Short
	Year Ended May 31, 2014	Year Ended May 31, 2014	November 19, 2013* through May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$93,862	$66,652	$1,105,710
Interest	83,747	50,060	276,744	7,497	—	199
Foreign withholding tax on income	—	—	—	(1,564)	(2,326)	—
Total Investment Income	83,747	50,060	276,744	99,795	64,326	1,105,909
EXPENSES:
Advisory fees (Note 4)	23,010	16,462	31,806	234,841	28,981	408,143
Management Services fees (Note 4)	6,574	4,703	6,361	31,312	3,864	54,419
Professional fees	21,964	20,645	13,672	20,498	16,834	19,638
Administration fees (Note 5)	93,749	93,743	12,513	94,988	47,576	98,861
Custodian fees (Note 6)	—	15,677	5,966	23,722	136	34,905
Printing and Shareholder reports	2,498	549	5,000	9,551	4,454	9,877
Licensing fees (Note 7)	5,354	25,000	3,179	94,384	30,000	—
Listing fees (Note 7)	11,628	12,000	31,679	8,618	38,767	8,618
Trustees fees (Note 8)	162	110	99	762	53	1,125
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,883	3,794	2,177	6,523	3,801	6,256
Total Gross Expenses before fees waived and/or reimbursed	168,822	192,683	112,452	525,199	174,466	641,842
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(145,812)	(171,515)	(80,643)	(227,708)	(145,488)	(124,835)
Total Net Expenses	23,010	21,168	31,809	297,491	28,978	517,007
Net Investment Income (Loss)	60,737	28,892	244,935	(197,696)	35,348	588,902
NET REALIZED GAIN (LOSS) ON:
Investments	25,953	30,810	8,541	921,469	226,980	2,757,653
Futures contracts	—	—	—	(65,863)	—	—
Swap agreements	—	—	—	252,408	(345,534)	(7,869,425)
In-kind redemptions of investments	—	210,259	—	—	43,436	8,532,218
Foreign currency transactions	—	2,083	—	—	(12,367)	—
Net realized gain (loss)	25,953	243,152	8,541	1,108,014	(87,485)	3,420,446
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(22,674)	1,743	157,416	(221,905)	(39,457)	(567,268)
Futures contracts	—	—	—	11,684	—	—
Swap agreements	—	—	—	225,922	79,777	(1,991,539)
Foreign currency translations	—	(1,064)	—	—	(13,993)	—
Change in net unrealized appreciation/depreciation	(22,674)	679	157,416	15,701	26,327	(2,558,807)
Net realized and unrealized gain (loss)	3,279	243,831	165,957	1,123,715	(61,158)	861,639
Change in Net Assets Resulting from Operations	$64,016	$272,723	$410,892	$926,019	$(25,810)	$1,450,541

*Commencement of investment operations.
See accompanying notes to the financial statements.

290 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	30 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread	Short S&P500®	Short QQQ®
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	71,300	111,209	22,940	26,112	364,941	45,863
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	71,300	111,209	22,940	26,112	364,941	45,863
EXPENSES:
Advisory fees (Note 4)	20,119	21,338	9,576	11,446	13,208,387	1,381,428
Management Services fees (Note 4)	3,658	3,880	1,741	2,081	1,761,840	184,189
Professional fees	17,345	17,350	17,313	17,320	60,266	23,520
Administration fees (Note 5)	93,001	93,000	93,001	93,000	228,073	92,400
Custodian fees (Note 6)	382	341	—	—	158,437	21,169
Printing and Shareholder reports	527	489	246	261	135,074	18,049
Licensing fees (Note 7)	11,214	11,316	4,657	5,386	2,500	183,808
Listing fees (Note 7)	8,618	8,618	13,053	13,053	13,618	8,618
Trustees fees (Note 8)	87	90	49	54	41,486	4,970
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,838	3,839	3,523	3,624	117,179	16,669
Total Gross Expenses before fees waived and/or reimbursed	158,789	160,261	143,159	146,225	15,726,860	1,934,820
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(131,357)	(131,164)	(130,102)	(130,618)	—	(186,400)
Total Net Expenses	27,432	29,097	13,057	15,607	15,726,860	1,748,420
Net Investment Income (Loss)	43,868	82,112	9,883	10,505	(15,361,919)	(1,702,557)
NET REALIZED GAIN (LOSS) ON:
Investments	(600,020)	(292,482)	(125,426)	(45,494)	(3,844)	288
Futures contracts	—	—	—	—	(34,040,404)	(4,543,943)
Swap agreements	214,861	260,469	(60,921)	613,167	(221,202,384)	(45,208,205)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(385,159)	(32,013)	(186,347)	567,673	(255,246,632)	(49,751,860)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	573,509	284,604	106,909	45,216	1,965	2,756
Futures contracts	—	—	—	—	(4,121,974)	(685,832)
Swap agreements	(397,248)	(285,527)	5,709	(637,419)	(114,519,914)	(1,384,961)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	176,261	(923)	112,618	(592,203)	(118,639,923)	(2,068,037)
Net realized and unrealized gain (loss)	(208,898)	(32,936)	(73,729)	(24,530)	(373,886,555)	(51,819,897)
Change in Net Assets Resulting from Operations	$(165,030)	$49,176	$(63,846)	$(14,025)	$(389,248,474)	$(53,522,454)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 291

	Short Dow30SM	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	76,246	4,932	133,822	2,638	33	486,221
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	76,246	4,932	133,822	2,638	33	486,221
EXPENSES:
Advisory fees (Note 4)	2,121,612	285,493	3,658,115	152,550	7,533	12,635,722
Management Services fees (Note 4)	282,880	38,065	487,745	20,340	1,004	1,686,077
Professional fees	23,662	18,523	31,932	16,731	16,721	50,150
Administration fees (Note 5)	115,586	59,068	152,163	57,715	56,499	226,173
Custodian fees (Note 6)	31,990	4,936	48,058	5,268	253	160,234
Printing and Shareholder reports	48,364	4,248	58,371	3,505	346	140,109
Licensing fees (Note 7)	113,643	2,500	462,799	2,500	926	2,500
Listing fees (Note 7)	8,618	8,618	9,652	8,618	8,618	8,960
Trustees fees (Note 8)	6,463	1,016	11,253	547	25	38,723
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	21,002	5,994	31,960	4,950	3,665	113,442
Total Gross Expenses before fees waived and/or reimbursed	2,773,820	428,461	4,952,048	272,724	95,590	15,062,090
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(87,547)	(67,023)	(320,853)	(79,633)	(86,060)	—
Total Net Expenses	2,686,273	361,438	4,631,195	193,091	9,530	15,062,090
Net Investment Income (Loss)	(2,610,027)	(356,506)	(4,497,373)	(190,453)	(9,497)	(14,575,869)
NET REALIZED GAIN (LOSS) ON:
Investments	1,742	72	(57)	1,940	—	(521)
Futures contracts	(3,884,530)	(885,773)	(9,893,657)	—	—	(40,891,907)
Swap agreements	(50,717,661)	(2,569,867)	(106,055,556)	(9,044,835)	(437,756)	(595,130,563)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(54,600,449)	(3,455,568)	(115,949,270)	(9,042,895)	(437,756)	(636,022,991)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	7,554	290	(127)	14	—	12,325
Futures contracts	211,746	(202,307)	492,267	—	—	(7,453,016)
Swap agreements	14,412,574	(3,173,899)	26,668,028	3,880,011	(13,597)	(27,513,482)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	14,631,874	(3,375,916)	27,160,168	3,880,025	(13,597)	(34,954,173)
Net realized and unrealized gain (loss)	(39,968,575)	(6,831,484)	(88,789,102)	(5,162,870)	(451,353)	(670,977,164)
Change in Net Assets Resulting from Operations	$(42,578,602)	$(7,187,990)	$(93,286,475)	$(5,353,323)	$(460,850)	$(685,553,033)

See accompanying notes to the financial statements.

292 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	124,588	61,151	2,028	55,882	375	139,956
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	124,588	61,151	2,028	55,882	375	139,956
EXPENSES:
Advisory fees (Note 4)	2,939,006	1,868,378	101,740	2,039,756	46,047	3,900,820
Management Services fees (Note 4)	391,865	249,115	13,565	271,965	6,140	520,105
Professional fees	24,218	22,033	16,895	22,467	16,874	28,099
Administration fees (Note 5)	137,385	108,272	56,501	113,307	56,499	159,948
Custodian fees (Note 6)	45,954	30,390	3,781	31,075	795	56,278
Printing and Shareholder reports	34,539	41,498	2,683	40,682	1,028	52,127
Licensing fees (Note 7)	390,142	100,335	2,500	257,621	2,500	2,500
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	8,186
Trustees fees (Note 8)	8,952	5,890	308	6,274	151	11,700
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	28,045	19,808	4,457	21,688	4,008	35,890
Total Gross Expenses before fees waived and/or reimbursed	4,008,724	2,454,337	211,048	2,813,453	142,660	4,775,653
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(291,235)	(89,610)	(82,318)	(232,325)	(84,396)	—
Total Net Expenses	3,717,489	2,364,727	128,730	2,581,128	58,264	4,775,653
Net Investment Income (Loss)	(3,592,901)	(2,303,576)	(126,702)	(2,525,246)	(57,889)	(4,635,697)
NET REALIZED GAIN (LOSS) ON:
Investments	(2,954)	(68)	(9)	(2,691)	—	(3,319)
Futures contracts	(8,661,634)	(5,663,883)	(455,206)	(5,267,365)	—	(18,020,610)
Swap agreements	(217,699,335)	(84,807,026)	(5,504,218)	(124,928,761)	(2,829,018)	(308,812,048)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(226,363,923)	(90,470,977)	(5,959,433)	(130,198,817)	(2,829,018)	(326,835,977)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	12,993	3,921	—	1,129	8	4,934
Futures contracts	(1,355,105)	356,578	(17,439)	847,551	—	(4,077,468)
Swap agreements	29,232,439	19,743,041	689,440	33,205,464	493,727	18,252,145
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	27,890,327	20,103,540	672,001	34,054,144	493,735	14,179,611
Net realized and unrealized gain (loss)	(198,473,596)	(70,367,437)	(5,287,432)	(96,144,673)	(2,335,283)	(312,656,366)
Change in Net Assets Resulting from Operations	$(202,066,497)	$(72,671,013)	$(5,414,134)	$(98,669,919)	$(2,393,172)	$(317,292,063)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 293

	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	70,605	21,143	473	11,778	29	108
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	70,605	21,143	473	11,778	29	108
EXPENSES:
Advisory fees (Note 4)	1,598,845	825,647	49,131	489,032	6,382	24,310
Management Services fees (Note 4)	213,178	110,085	6,551	65,204	851	3,241
Professional fees	21,657	19,023	16,919	18,192	16,719	16,788
Administration fees (Note 5)	99,571	74,011	56,499	61,067	56,499	56,499
Custodian fees (Note 6)	29,774	14,481	2,904	8,686	224	528
Printing and Shareholder reports	29,554	20,347	1,100	11,638	177	611
Licensing fees (Note 7)	212,374	43,946	2,500	61,705	784	2,992
Listing fees (Note 7)	11,514	8,618	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	4,599	2,423	163	1,458	22	77
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	31,313	10,558	3,989	7,771	3,822	3,793
Total Gross Expenses before fees waived and/or reimbursed	2,252,379	1,129,139	148,374	733,371	94,098	117,457
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(231,611)	(84,462)	(86,240)	(114,850)	(86,022)	(86,704)
Total Net Expenses	2,020,768	1,044,677	62,134	618,521	8,076	30,753
Net Investment Income (Loss)	(1,950,163)	(1,023,534)	(61,661)	(606,743)	(8,047)	(30,645)
NET REALIZED GAIN (LOSS) ON:
Investments	(1,641)	(324)	(67)	(264)	—	—
Futures contracts	(6,640,475)	(1,703,416)	(276,150)	(863,506)	—	—
Swap agreements	(156,573,085)	(40,323,252)	(2,561,567)	(33,075,980)	(312,115)	(1,356,695)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(163,215,201)	(42,026,992)	(2,837,784)	(33,939,750)	(312,115)	(1,356,695)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	3,886	97	(49)	—	—	—
Futures contracts	(1,074,026)	454,515	10,511	124,353	—	—
Swap agreements	(4,331,015)	(1,389,349)	(905,091)	(961,077)	(23,636)	(125,430)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(5,401,155)	(934,737)	(894,629)	(836,724)	(23,636)	(125,430)
Net realized and unrealized gain (loss)	(168,616,356)	(42,961,729)	(3,732,413)	(34,776,474)	(335,751)	(1,482,125)
Change in Net Assets Resulting from Operations	$(170,566,519)	$(43,985,263)	$(3,794,074)	$(35,383,217)	$(343,798)	$(1,512,770)

See accompanying notes to the financial statements.

294 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	33	46	94	312	130	9,338
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	33	46	94	312	130	9,338
EXPENSES:
Advisory fees (Note 4)	5,150	8,535	14,693	35,245	18,935	236,486
Management Services fees (Note 4)	687	1,138	1,959	4,699	2,525	31,531
Professional fees	16,718	16,726	16,751	16,816	16,754	17,388
Administration fees (Note 5)	56,499	56,499	56,499	56,499	56,499	56,500
Custodian fees (Note 6)	199	228	321	563	416	4,481
Printing and Shareholder reports	286	386	453	258	492	6,167
Licensing fees (Note 7)	633	1,050	1,806	4,334	1,014	12,928
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	17	26	50	121	77	874
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,646	3,672	3,741	3,906	3,844	5,917
Total Gross Expenses before fees waived and/or reimbursed	92,453	96,878	104,891	131,059	109,174	380,890
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(85,938)	(86,080)	(86,297)	(86,459)	(85,203)	(81,481)
Total Net Expenses	6,515	10,798	18,594	44,600	23,971	299,409
Net Investment Income (Loss)	(6,482)	(10,752)	(18,500)	(44,288)	(23,841)	(290,071)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	51	—	(22)	(125)
Futures contracts	—	—	—	—	—	—
Swap agreements	(536,871)	(741,368)	(1,458,897)	(1,863,536)	(384,510)	(5,892,988)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(536,871)	(741,368)	(1,458,846)	(1,863,536)	(384,532)	(5,893,113)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	13	987
Futures contracts	—	—	—	—	—	—
Swap agreements	233,847	254,324	817,431	189,377	(131,951)	800,510
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	233,847	254,324	817,431	189,377	(131,938)	801,497
Net realized and unrealized gain (loss)	(303,024)	(487,044)	(641,415)	(1,674,159)	(516,470)	(5,091,616)
Change in Net Assets Resulting from Operations	$(309,506)	$(497,796)	$(659,915)	$(1,718,447)	$(540,311)	$(5,381,687)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 295

	Short Oil & Gas	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	183	6,903	106	3,123	310	135
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	183	6,903	106	3,123	310	135
EXPENSES:
Advisory fees (Note 4)	21,580	316,851	12,784	167,308	131,192	37,460
Management Services fees (Note 4)	2,877	42,246	1,704	22,308	17,510	4,995
Professional fees	16,764	17,775	16,780	16,883	17,602	16,851
Administration fees (Note 5)	56,499	57,545	56,499	56,521	56,987	56,499
Custodian fees (Note 6)	487	4,701	287	2,390	1,627	698
Printing and Shareholder reports	—	7,443	—	1,645	1,446	992
Licensing fees (Note 7)	1,167	17,483	668	9,080	17,491	2,021
Listing fees (Note 7)	8,618	8,618	8,618	8,618	4,609	8,618
Trustees fees (Note 8)	77	943	57	504	405	113
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,788	5,817	3,533	4,686	4,577	3,876
Total Gross Expenses before fees waived and/or reimbursed	111,857	479,422	100,930	289,943	253,446	132,123
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(84,539)	(78,137)	(84,742)	(78,264)	(87,276)	(84,726)
Total Net Expenses	27,318	401,285	16,188	211,679	166,170	47,397
Net Investment Income (Loss)	(27,135)	(394,382)	(16,082)	(208,556)	(165,860)	(47,262)
NET REALIZED GAIN (LOSS) ON:
Investments	(115)	48	—	75	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(596,322)	1,145,230	(1,027,566)	(10,433,672)	(3,859,232)	(1,341,169)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(596,437)	1,145,278	(1,027,566)	(10,433,597)	(3,859,232)	(1,341,169)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(11)	—	—	449	(208)	—
Futures contracts	—	—	—	—	—	—
Swap agreements	6,842	(3,016,627)	828,907	1,228,480	(2,641,062)	(627,901)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	6,831	(3,016,627)	828,907	1,228,929	(2,641,270)	(627,901)
Net realized and unrealized gain (loss)	(589,606)	(1,871,349)	(198,659)	(9,204,668)	(6,500,502)	(1,969,070)
Change in Net Assets Resulting from Operations	$(616,741)	$(2,265,731)	$(214,741)	$(9,413,224)	$(6,666,362)	$(2,016,332)

See accompanying notes to the financial statements.

296 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	292	13,491	226	145	8,157	7,799
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	292	13,491	226	145	8,157	7,799
EXPENSES:
Advisory fees (Note 4)	42,100	782,986	20,806	36,405	457,719	395,174
Management Services fees (Note 4)	5,613	104,397	2,774	4,854	61,029	52,689
Professional fees	16,838	19,313	16,771	16,866	17,905	17,998
Administration fees (Note 5)	56,499	72,342	56,499	56,499	59,846	57,559
Custodian fees (Note 6)	905	9,406	420	617	6,394	4,428
Printing and Shareholder reports	1,412	20,941	504	1,152	4,201	18,772
Licensing fees (Note 7)	2,301	43,279	1,096	1,953	24,677	21,055
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	132	2,632	72	124	1,453	1,429
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,982	10,799	3,798	3,907	7,736	7,771
Total Gross Expenses before fees waived and/or reimbursed	138,400	1,074,713	111,358	130,995	649,578	585,493
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(85,138)	(83,862)	(85,043)	(84,941)	(70,451)	(85,246)
Total Net Expenses	53,262	990,851	26,315	46,054	579,127	500,247
Net Investment Income (Loss)	(52,970)	(977,360)	(26,089)	(45,909)	(570,970)	(492,448)
NET REALIZED GAIN (LOSS) ON:
Investments	(114)	131	—	—	(17)	87
Futures contracts	—	—	—	—	—	—
Swap agreements	(2,666,578)	(33,994,931)	(1,986,196)	(2,156,647)	(17,675,750)	(2,453,008)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,666,692)	(33,994,800)	(1,986,196)	(2,156,647)	(17,675,767)	(2,452,921)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	5	—	—	—	(296)	(281)
Futures contracts	—	—	—	—	—	—
Swap agreements	191,688	(898,899)	498,419	(41,135)	(6,758,995)	(8,857,627)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	191,693	(898,899)	498,419	(41,135)	(6,759,291)	(8,857,908)
Net realized and unrealized gain (loss)	(2,474,999)	(34,893,699)	(1,487,777)	(2,197,782)	(24,435,058)	(11,310,829)
Change in Net Assets Resulting from Operations	$(2,527,969)	$(35,871,059)	$(1,513,866)	$(2,243,691)	$(25,006,028)	$(11,803,277)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 297

	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	453	377	49	204	86	14,400
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	453	377	49	204	86	14,400
EXPENSES:
Advisory fees (Note 4)	60,008	47,654	8,332	33,987	21,920	613,041
Management Services fees (Note 4)	8,001	6,354	1,111	4,531	2,923	81,738
Professional fees	16,829	16,847	16,730	16,808	16,630	18,427
Administration fees (Note 5)	56,500	56,499	56,499	56,499	50,567	66,278
Custodian fees (Note 6)	1,159	824	318	736	521	8,371
Printing and Shareholder reports	2,031	2,083	256	1,176	—	—
Licensing fees (Note 7)	3,151	2,499	453	1,809	1,188	29,587
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,583	8,618
Trustees fees (Note 8)	208	166	29	93	61	1,930
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,148	4,050	3,684	4,174	2,490	3,506
Total Gross Expenses before fees waived and/or reimbursed	160,653	145,594	96,030	128,431	104,883	831,496
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(84,749)	(85,311)	(85,488)	(85,431)	(77,162)	(55,652)
Total Net Expenses	75,904	60,283	10,542	43,000	27,721	775,844
Net Investment Income (Loss)	(75,451)	(59,906)	(10,493)	(42,796)	(27,635)	(761,444)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(120)	—	—	—	51
Futures contracts	—	—	—	—	—	—
Swap agreements	(5,854,808)	(2,310,797)	(713,498)	(714,734)	(1,263,818)	(44,446,829)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(5,854,808)	(2,310,917)	(713,498)	(714,734)	(1,263,818)	(44,446,778)
CHANGE IN NET UNREALIZED APPRECIATION/ DEPRECIATION ON:
Investments	—	3	—	(16)	—	(188)
Futures contracts	—	—	—	—	—	—
Swap agreements	1,840,134	(683,300)	253,542	(1,152,639)	(432,554)	19,273,195
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,840,134	(683,297)	253,542	(1,152,655)	(432,554)	19,273,007
Net realized and unrealized gain (loss)	(4,014,674)	(2,994,214)	(459,956)	(1,867,389)	(1,696,372)	(25,173,771)
Change in Net Assets Resulting from Operations	$(4,090,125)	$(3,054,120)	$(470,449)	$(1,910,185)	$(1,724,007)	$(25,935,215)

See accompanying notes to the financial statements.

298 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	59,894	538	703	13,467	8,066	51
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	59,894	538	703	13,467	8,066	51
EXPENSES:
Advisory fees (Note 4)	2,161,138	53,446	56,942	581,174	337,255	11,118
Management Services fees (Note 4)	288,150	7,126	7,592	77,489	44,967	1,482
Professional fees	23,951	18,615	16,855	18,601	17,961	16,749
Administration fees (Note 5)	115,806	56,499	56,499	64,445	57,644	56,499
Custodian fees (Note 6)	28,715	422	606	8,173	3,809	114
Printing and Shareholder reports	31,082	892	—	16,002	1,507	423
Licensing fees (Note 7)	40,762	5,676	21,173	24,939	13,549	21,005
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	6,048	125	191	1,682	1,136	36
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	11,158	—	—	—	—	—
Other fees	20,302	3,929	4,131	7,908	11,604	3,692
Total Gross Expenses before fees waived and/or reimbursed	2,735,730	155,348	172,607	809,031	498,050	119,736
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(87,711)	(100,572)	(73,966)	(71,458)	(105,667)
Total Net Expenses	2,735,730	67,637	72,035	735,065	426,592	14,069
Net Investment Income (Loss)	(2,675,836)	(67,099)	(71,332)	(721,598)	(418,526)	(14,018)
NET REALIZED GAIN (LOSS) ON:
Investments	2,512	(68)	17	1,472	(441)	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(53,982,059)	(100,803)	(7,257,077)	(45,016,104)	(25,709,210)	(210,404)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(53,979,547)	(100,871)	(7,257,060)	(45,014,632)	(25,709,651)	(210,404)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	104	(36)	349	259	10
Futures contracts	—	—	—	—	—	—
Swap agreements	(9,338,427)	(2,157,601)	3,850,069	3,810,312	3,192,988	(321,372)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(9,338,427)	(2,157,497)	3,850,033	3,810,661	3,193,247	(321,362)
Net realized and unrealized gain (loss)	(63,317,974)	(2,258,368)	(3,407,027)	(41,203,971)	(22,516,404)	(531,766)
Change in Net Assets Resulting from Operations	$(65,993,810)	$(2,325,467)	$(3,478,359)	$(41,925,569)	$(22,934,930)	$(545,784)
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 299

	UltraShort MSCI Brazil Capped	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,784	27,561	1,534	42	10,133	305,685
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,784	27,561	1,534	42	10,133	305,685
EXPENSES:
Advisory fees (Note 4)	127,875	904,346	78,475	9,948	442,326	11,102,649
Management Services fees (Note 4)	17,050	120,579	10,463	1,327	58,976	1,480,342
Professional fees	17,283	21,249	16,985	16,877	18,219	51,815
Administration fees (Note 5)	56,500	76,641	56,502	56,499	60,057	221,051
Custodian fees (Note 6)	1,827	14,365	1,125	182	8,111	132,789
Printing and Shareholder reports	2,057	16,710	2,548	699	6,270	138,525
Licensing fees (Note 7)	22,149	96,005	21,646	20,924	22,116	555,127
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	13,618
Trustees fees (Note 8)	362	2,701	245	33	1,161	31,691
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	151,001
Other fees	5,490	10,870	4,221	3,874	6,585	88,357
Total Gross Expenses before fees waived and/or reimbursed	259,211	1,272,084	200,828	118,981	632,439	13,966,965
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(97,300)	(127,628)	(101,530)	(106,382)	(72,247)	—
Total Net Expenses	161,911	1,144,456	99,298	12,599	560,192	13,966,965
Net Investment Income (Loss)	(160,127)	(1,116,895)	(97,764)	(12,557)	(550,059)	(13,661,280)
NET REALIZED GAIN (LOSS) ON:
Investments	41	195	317	—	—	—
Futures contracts	—	—	—	—	(40,180)	(1,954,861)
Swap agreements	2,993,406	(38,619,418)	(8,181,150)	(285,309)	217,089	66,349,054
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	2,993,447	(38,619,223)	(8,180,833)	(285,309)	176,909	64,394,193
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	1,051	(49)	—	957	9,046
Futures contracts	—	—	—	—	1,748	71,932
Swap agreements	(5,304,190)	(667,905)	4,305,578	175,374	(3,023,135)	(165,440,231)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(5,304,190)	(666,854)	4,305,529	175,374	(3,020,430)	(165,359,253)
Net realized and unrealized gain (loss)	(2,310,743)	(39,286,077)	(3,875,304)	(109,935)	(2,843,521)	(100,965,060)
Change in Net Assets Resulting from Operations	$(2,470,870)	$(40,402,972)	$(3,973,068)	$(122,492)	$(3,393,580)	$(114,626,340)

See accompanying notes to the financial statements.

300 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	10,665	232	278	70,589	1,073,112	938
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	10,665	232	278	70,589	1,073,112	938
EXPENSES:
Advisory fees (Note 4)	419,259	31,507	31,137	2,323,291	31,485,799	84,641
Management Services fees (Note 4)	55,901	4,201	4,151	309,770	4,196,638	11,285
Professional fees	17,947	16,789	17,155	24,321	116,925	17,890
Administration fees (Note 5)	58,882	56,509	56,499	120,964	289,009	56,499
Custodian fees (Note 6)	5,520	510	373	31,275	366,492	1,176
Printing and Shareholder reports	13,756	949	553	19,773	261,509	2,253
Licensing fees (Note 7)	31,372	18,823	1,558	116,161	1,574,260	4,231
Listing fees (Note 7)	8,618	8,618	8,618	8,618	12,151	8,618
Trustees fees (Note 8)	1,287	83	100	7,203	93,353	232
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	7,196	3,834	3,894	22,526	255,857	4,204
Total Gross Expenses before fees waived and/or reimbursed	619,738	141,823	124,038	2,983,902	38,651,993	191,029
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(88,851)	(101,924)	(84,602)	(41,396)	—	(83,834)
Total Net Expenses	530,887	39,899	39,436	2,942,506	38,651,993	107,195
Net Investment Income (Loss)	(520,222)	(39,667)	(39,158)	(2,871,917)	(37,578,881)	(106,257)
NET REALIZED GAIN (LOSS) ON:
Investments	319	—	—	500	(1,055)	—
Futures contracts	—	—	—	371	(14,078,131)	—
Swap agreements	(7,806,726)	(46,592)	(178,876)	(8,948,824)	694,332,806	313,623
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(7,806,407)	(46,592)	(178,876)	(8,947,953)	680,253,620	313,623
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	435	2	—	4,473	19,252	(40)
Futures contracts	—	—	—	5,366	233,552	—
Swap agreements	1,609,118	(325,420)	74,795	(1,131,217)	(1,173,080,901)	(885,374)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,609,553	(325,418)	74,795	(1,121,378)	(1,172,828,097)	(885,414)
Net realized and unrealized gain (loss)	(6,196,854)	(372,010)	(104,081)	(10,069,331)	(492,574,477)	(571,791)
Change in Net Assets Resulting from Operations	$(6,717,076)	$(411,677)	$(143,239)	$(12,941,248)	$(530,153,358)	$(678,048)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 301

	UltraPro Short 20+ Year Treasury	Ultra Russell3000	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$44,354	$33,501,412	$7,311,238	$4,239,549	$6,770,061
Interest	1,940	68	196,498	49,752	16,096	42,778
Foreign withholding tax on income	—	(24)	(4,351)	—	—	—
Total Investment Income	1,940	44,398	33,693,559	7,360,990	4,255,645	6,812,839
EXPENSES:
Advisory fees (Note 4)	752,924	34,417	18,156,389	4,856,525	2,040,078	5,678,512
Management Services fees (Note 4)	100,389	4,589	2,419,460	647,532	272,009	757,129
Professional fees	19,079	16,802	78,974	34,255	23,223	29,591
Administration fees (Note 5)	71,217	99,904	300,263	228,864	168,247	195,327
Custodian fees (Note 6)	10,552	231,249	306,338	95,651	29,908	163,652
Printing and Shareholder reports	7,433	722	170,858	52,744	24,300	136,342
Licensing fees (Note 7)	37,646	4,254	2,500	649,359	109,247	2,500
Listing fees (Note 7)	12,382	8,618	8,906	8,618	8,618	8,618
Trustees fees (Note 8)	2,015	113	52,380	14,956	6,089	17,792
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	165,244
Other fees	8,953	3,918	157,320	43,284	19,875	35,841
Total Gross Expenses before fees waived and/or reimbursed	1,022,590	404,586	21,653,388	6,631,788	2,701,594	7,190,548
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(69,669)	(360,944)	—	(472,770)	(115,875)	—
Total Net Expenses	952,921	43,642	21,653,388	6,159,018	2,585,719	7,190,548
Net Investment Income (Loss)	(950,981)	756	12,040,171	1,201,972	1,669,926	(377,709)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(3,986)	(2,994,889)	(2,681,044)	(2,218,703)	(52,123,053)
Futures contracts	(522,480)	—	31,923,804	9,402,305	3,194,170	(8,617,612)
Swap agreements	466,524	1,651,830	403,543,832	159,449,009	56,774,359	16,267,591
In-kind redemptions of investments	—	670,646	203,330,579	73,059,995	8,897,415	7,361,832
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(55,956)	2,318,490	635,803,326	239,230,265	66,647,241	(37,111,242)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(280,730)	(42,290,800)	13,053,207	11,913,050	8,359,542
Futures contracts	4,128	—	(11,940,637)	(922,887)	(995,559)	(778,356)
Swap agreements	(29,166,988)	(219,517)	(52,444,298)	31,914,771	(15,816,925)	(56,528,377)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(29,162,860)	(500,247)	(106,675,735)	44,045,091	(4,899,434)	(48,947,191)
Net realized and unrealized gain (loss)	(29,218,816)	1,818,243	529,127,591	283,275,356	61,747,807	(86,058,433)
Change in Net Assets Resulting from Operations	$(30,169,797)	$1,818,999	$541,167,762	$284,477,328	$63,417,733	$(86,436,142)

See accompanying notes to the financial statements.

302 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$8,270,150	$146,978	$6,239,470	$5,046,389	$1,579,625	$350,645
Interest	64,900	716	2,950	3,025	1,026	149
Foreign withholding tax on income	(5,697)	(7)	(788)	—	—	—
Total Investment Income	8,329,353	147,687	6,241,632	5,049,414	1,580,651	350,794
EXPENSES:
Advisory fees (Note 4)	7,652,068	206,961	4,175,949	3,120,727	748,204	269,697
Management Services fees (Note 4)	1,019,382	27,595	556,021	416,094	99,760	35,959
Professional fees	47,801	17,287	31,170	29,440	19,175	17,618
Administration fees (Note 5)	237,443	95,368	218,594	193,694	116,791	94,552
Custodian fees (Note 6)	534,716	127,746	218,493	82,587	15,494	74,943
Printing and Shareholder reports	137,794	2,673	35,327	36,277	11,494	3,563
Licensing fees (Note 7)	1,032,799	2,500	2,500	417,132	39,456	2,500
Listing fees (Note 7)	8,618	8,618	8,618	8,259	8,618	8,618
Trustees fees (Note 8)	25,923	617	12,172	9,006	2,015	799
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	74,836	5,269	35,016	26,773	8,842	5,727
Total Gross Expenses before fees waived and/or reimbursed	10,771,380	494,634	5,293,860	4,339,989	1,069,849	513,976
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(1,085,833)	(232,243)	(4,007)	(380,692)	(121,088)	(171,991)
Total Net Expenses	9,685,547	262,391	5,289,853	3,959,297	948,761	341,985
Net Investment Income (Loss)	(1,356,194)	(114,704)	951,779	1,090,117	631,890	8,809
NET REALIZED GAIN (LOSS) ON:
Investments	(125,791,990)	103,643	(3,375,516)	(2,119,270)	(276,986)	37,706
Futures contracts	10,803,078	—	11,937,528	3,722,600	374,308	538,699
Swap agreements	187,827,999	6,805,236	168,554,542	46,746,453	24,842,850	9,626,795
In-kind redemptions of investments	99,108,772	3,981,671	46,639,949	41,316,097	9,568,894	2,487,367
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	171,947,859	10,890,550	223,756,503	89,665,880	34,509,066	12,690,567
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(3,552,624)	(2,221,614)	2,897,464	4,567,660	2,789	825,978
Futures contracts	(519,083)	—	2,084,097	(622,904)	482,485	(90,058)
Swap agreements	(115,639,956)	627,135	62,939,277	149,934,446	4,549,102	738,853
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(119,711,663)	(1,594,479)	67,920,838	153,879,202	5,034,376	1,474,773
Net realized and unrealized gain (loss)	52,236,196	9,296,071	291,677,341	243,545,082	39,543,442	14,165,340
Change in Net Assets Resulting from Operations	$50,880,002	$9,181,367	$292,629,120	$244,635,199	$40,175,332	$14,174,149

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 303

	UltraPro Russell2000	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$1,157,994	$108,907	$138,273	$70,496	$87,779	$145,880
Interest	2,218	80	328	185	243	138
Foreign withholding tax on income	(819)	(58)	(11)	(30)	(26)	(122)
Total Investment Income	1,159,393	108,929	138,590	70,651	87,996	145,896
EXPENSES:
Advisory fees (Note 4)	1,339,933	59,931	117,425	58,063	99,445	88,974
Management Services fees (Note 4)	178,657	7,991	15,657	7,742	13,259	11,863
Professional fees	20,902	16,908	17,066	16,870	17,019	17,003
Administration fees (Note 5)	147,062	95,154	95,065	94,618	94,882	97,380
Custodian fees (Note 6)	365,887	19,269	42,050	42,811	28,785	72,392
Printing and Shareholder reports	15,164	813	1,606	1,126	1,412	1,296
Licensing fees (Note 7)	170,035	7,404	14,507	7,176	12,282	10,990
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	3,670	188	364	190	287	268
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	13,133	4,093	4,621	4,113	4,351	4,303
Total Gross Expenses before fees waived and/or reimbursed	2,263,061	220,369	316,979	241,327	280,340	313,087
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(564,268)	(144,388)	(168,087)	(167,707)	(154,261)	(200,306)
Total Net Expenses	1,698,793	75,981	148,892	73,620	126,079	112,781
Net Investment Income (Loss)	(539,400)	32,948	(10,302)	(2,969)	(38,083)	33,115
NET REALIZED GAIN (LOSS) ON:
Investments	(3,534,496)	89,189	(246)	102,149	26,185	52,907
Futures contracts	1,725,677	—	—	—	—	—
Swap agreements	55,086,618	2,044,733	4,173,551	2,948,753	3,514,483	2,553,468
In-kind redemptions of investments	17,084,588	1,109,801	2,426,403	754,792	—	627,356
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	70,362,387	3,243,723	6,599,708	3,805,694	3,540,668	3,233,731
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(7,443,799)	(474,421)	(899,820)	(274,431)	1,278,408	161,892
Futures contracts	(171,375)	—	—	—	—	—
Swap agreements	(3,027,705)	(178,519)	178,008	(723,203)	(346,435)	(293,974)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(10,642,879)	(652,940)	(721,812)	(997,634)	931,973	(132,082)
Net realized and unrealized gain (loss)	59,719,508	2,590,783	5,877,896	2,808,060	4,472,641	3,101,649
Change in Net Assets Resulting from Operations	$59,180,108	$2,623,731	$5,867,594	$2,805,091	$4,434,558	$3,134,764

See accompanying notes to the financial statements.

304 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Russell2000 Growth	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$63,938	$1,659,492	$461,453	$219,379	$235,176	$11,638,956
Interest	496	1,382	658	85	30	16,798
Foreign withholding tax on income	(14)	—	(318)	—	(132)	—
Total Investment Income	64,420	1,660,874	461,793	219,464	235,074	11,655,754
EXPENSES:
Advisory fees (Note 4)	121,128	859,311	1,723,167	99,917	167,941	6,095,955
Management Services fees (Note 4)	16,128	114,574	229,554	13,322	22,392	812,788
Professional fees	17,116	19,910	22,555	16,982	17,192	36,123
Administration fees (Note 5)	96,630	123,344	154,257	94,218	94,325	245,688
Custodian fees (Note 6)	121,228	30,776	68,574	22,617	24,489	144,378
Printing and Shareholder reports	1,803	8,298	38,485	1,881	3,471	114,950
Licensing fees (Note 7)	14,946	46,715	229,823	5,381	8,896	324,846
Listing fees (Note 7)	8,618	8,618	1,239	8,618	8,618	8,618
Trustees fees (Note 8)	388	2,940	4,054	319	469	18,947
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,607	11,291	14,563	4,540	4,845	54,291
Total Gross Expenses before fees waived and/or reimbursed	402,592	1,225,777	2,486,271	267,795	352,638	7,856,584
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(249,224)	(136,361)	(304,102)	(141,150)	(139,731)	(130,065)
Total Net Expenses	153,368	1,089,416	2,182,169	126,645	212,907	7,726,519
Net Investment Income (Loss)	(88,948)	571,458	(1,720,376)	92,819	22,167	3,929,235
NET REALIZED GAIN (LOSS) ON:
Investments	(38,097)	(9,317,481)	(1,770,522)	68,196	(15,656)	2,458,264
Futures contracts	—	—	—	—	—	—
Swap agreements	4,178,395	16,274,792	(5,864,830)	2,891,551	3,508,613	138,962,655
In-kind redemptions of investments	2,608,391	1,621,053	47,016,577	2,255,469	3,301,483	59,660,515
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	6,748,689	8,578,364	39,381,225	5,215,216	6,794,440	201,081,434
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(965,211)	19,557,100	(23,435,022)	(1,371,354)	(787,687)	6,171,761
Futures contracts	—	—	—	—	—	—
Swap agreements	91,760	12,979,626	39,046,753	(616,213)	995,443	(16,925,497)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(873,451)	32,536,726	15,611,731	(1,987,567)	207,756	(10,753,736)
Net realized and unrealized gain (loss)	5,875,238	41,115,090	54,992,956	3,227,649	7,002,196	190,327,698
Change in Net Assets Resulting from Operations	$5,786,290	$41,686,548	$53,272,580	$3,320,468	$7,024,363	$194,256,933

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 305

	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$1,041,320	$375,224	$2,022,909	$8,167,509	$287,230	$482,929
Interest	523	117	5,481	14,463	99	204
Foreign withholding tax on income	—	(87)	(583)	—	—	—
Total Investment Income	1,041,843	375,254	2,027,807	8,181,972	287,329	483,133
EXPENSES:
Advisory fees (Note 4)	669,446	213,301	1,045,410	2,515,962	128,633	225,560
Management Services fees (Note 4)	89,259	28,440	139,387	335,459	17,151	30,074
Professional fees	18,723	17,419	20,335	23,832	17,118	17,450
Administration fees (Note 5)	113,359	94,412	130,998	181,221	94,074	94,042
Custodian fees (Note 6)	30,989	36,632	36,113	76,802	9,354	10,175
Printing and Shareholder reports	15,916	2,915	11,446	37,355	3,779	4,136
Licensing fees (Note 7)	35,584	11,419	56,029	134,748	6,864	12,128
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	1,832	638	3,672	7,994	325	756
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	8,536	5,325	13,098	25,503	4,364	5,536
Total Gross Expenses before fees waived and/or reimbursed	992,262	419,119	1,465,106	3,347,494	290,280	408,475
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(143,366)	(148,680)	(139,708)	(159,448)	(127,312)	(122,440)
Total Net Expenses	848,896	270,439	1,325,398	3,188,046	162,968	286,035
Net Investment Income (Loss)	192,947	104,815	702,409	4,993,926	124,361	197,098
NET REALIZED GAIN (LOSS) ON:
Investments	261,146	(18,415)	(2,028,590)	(2,390,545)	52,007	227,883
Futures contracts	—	—	—	—	—	—
Swap agreements	16,358,282	7,552,540	21,207,456	(32,818,131)	2,013,302	7,682,024
In-kind redemptions of investments	17,675,527	3,242,179	8,704,770	20,201,178	1,202,870	2,675,073
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	34,294,955	10,776,304	27,883,636	(15,007,498)	3,268,179	10,584,980
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(6,992,406)	84,055	8,947,356	8,910,029	(1,118,144)	1,553,142
Futures contracts	—	—	—	—	—	—
Swap agreements	8,432,932	(1,044,356)	9,442,318	50,049,707	(894,038)	408,847
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,440,526	(960,301)	18,389,674	58,959,736	(2,012,182)	1,961,989
Net realized and unrealized gain (loss)	35,735,481	9,816,003	46,273,310	43,952,238	1,255,997	12,546,969
Change in Net Assets Resulting from Operations	$35,928,428	$9,920,818	$46,975,719	$48,946,164	$1,380,358	$12,744,067

See accompanying notes to the financial statements.

306 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$1,442,617	$121,405	$517,494	$362,210	$—	$261
Interest	1,059	27	71	149	2,178	4,683
Foreign withholding tax on income	—	—	—	(2)	—	—
Total Investment Income	1,443,676	121,432	517,565	362,357	2,178	4,944
EXPENSES:
Advisory fees (Note 4)	954,526	46,642	120,863	173,819	138,523	286,465
Management Services fees (Note 4)	127,269	6,219	16,115	23,176	18,470	38,195
Professional fees	19,905	16,846	17,153	17,185	17,193	17,644
Administration fees (Note 5)	127,404	94,057	94,118	86,128	56,501	56,508
Custodian fees (Note 6)	33,112	4,426	10,494	21,718	1,961	4,593
Printing and Shareholder reports	23,011	812	1,591	1,434	2,117	9,958
Licensing fees (Note 7)	50,781	2,486	6,497	9,280	23,967	23,719
Listing fees (Note 7)	8,618	8,618	8,618	8,583	8,618	8,618
Trustees fees (Note 8)	2,704	135	359	429	357	935
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	10,418	3,958	4,565	4,617	4,563	6,087
Total Gross Expenses before fees waived and/or reimbursed	1,357,748	184,199	280,373	346,369	272,270	452,722
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(147,367)	(125,076)	(127,169)	(126,031)	(96,634)	(89,814)
Total Net Expenses	1,210,381	59,123	153,204	220,338	175,636	362,908
Net Investment Income (Loss)	233,295	62,309	364,361	142,019	(173,458)	(357,964)
NET REALIZED GAIN (LOSS) ON:
Investments	(929,574)	80,612	13,094	20,952	(98)	—
Futures contracts	—	—	—	—	—	—
Swap agreements	18,066,175	607,828	1,422,899	1,703,103	3,658,953	(2,881,365)
In-kind redemptions of investments	7,768,068	567,734	(150,746)	443,284	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	24,904,669	1,256,174	1,285,247	2,167,339	3,658,855	(2,881,365)
CHANGE IN NET UNREALIZED APPRECIATION/ DEPRECIATION ON:
Investments	9,048,371	(74,814)	1,568,536	1,322,903	64	4
Futures contracts	—	—	—	—	—	—
Swap agreements	16,359,181	434,795	1,357,959	2,891,959	3,159,589	5,190,127
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	25,407,552	359,981	2,926,495	4,214,862	3,159,653	5,190,131
Net realized and unrealized gain (loss)	50,312,221	1,616,155	4,211,742	6,382,201	6,818,508	2,308,766
Change in Net Assets Resulting from Operations	$50,545,516	$1,678,464	$4,576,103	$6,524,220	$6,645,050	$1,950,802

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 307

	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	647	33	904	6,797	5,654	117
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	647	33	904	6,797	5,654	117
EXPENSES:
Advisory fees (Note 4)	152,663	15,711	57,649	293,170	243,922	36,037
Management Services fees (Note 4)	20,355	2,095	7,687	39,089	32,523	4,805
Professional fees	17,394	16,742	17,032	19,419	17,344	16,961
Administration fees (Note 5)	56,506	56,499	56,506	56,508	56,528	56,499
Custodian fees (Note 6)	2,073	385	741	4,520	3,589	527
Printing and Shareholder reports	4,165	539	1,662	5,776	5,570	1,411
Licensing fees (Note 7)	6,198	21,003	21,402	31,152	22,805	21,303
Listing fees (Note 7)	8,618	8,618	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	412	56	213	961	711	111
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,480	3,768	5,259	6,115	5,402	4,320
Total Gross Expenses before fees waived and/or reimbursed	273,864	125,416	176,769	465,328	397,012	150,592
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(80,292)	(105,488)	(103,779)	(93,873)	(87,883)	(104,949)
Total Net Expenses	193,572	19,928	72,990	371,455	309,129	45,643
Net Investment Income (Loss)	(192,925)	(19,895)	(72,086)	(364,658)	(303,475)	(45,526)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	161	—
Futures contracts	—	—	—	—	—	—
Swap agreements	4,623,161	1,049,801	(4,540,566)	(203,746)	5,775,912	(65,268)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	4,623,161	1,049,801	(4,540,566)	(203,746)	5,776,073	(65,268)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	5	9	(13)	1,077	218	—
Futures contracts	—	—	—	—	—	—
Swap agreements	3,222,717	1,289	3,360,496	4,651,231	736,542	(19,881)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	3,222,722	1,298	3,360,483	4,652,308	736,760	(19,881)
Net realized and unrealized gain (loss)	7,845,883	1,051,099	(1,180,083)	4,448,562	6,512,833	(85,149)
Change in Net Assets Resulting from Operations	$7,652,958	$1,031,204	$(1,252,169)	$4,083,904	$6,209,358	$(130,675)
See accompanying notes to the financial statements.

308 :: FOR THE PERIODS ENDED MAY 31, 2014 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$18,198	$20,284
Interest	6,359,466	247,505	51	230
Foreign withholding tax on income	—	—	—	—
Total Investment Income	6,359,466	247,505	18,249	20,514
EXPENSES:
Advisory fees (Note 4)	3,580,301	155,146	22,121	27,158
Management Services fees (Note 4)	477,308	20,686	2,949	3,621
Professional fees	24,490	17,089	16,769	16,781
Administration fees (Note 5)	149,046	93,001	94,020	94,012
Custodian fees (Note 6)	61,947	3,994	409	402
Printing and Shareholder reports	53,777	1,610	4,311	4,355
Licensing fees (Note 7)	179,015	7,759	31,371	18,822
Listing fees (Note 7)	8,618	8,618	8,618	8,618
Trustees fees (Note 8)	5,809	464	79	93
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—
Other fees	25,058	4,980	3,838	3,878
Total Gross Expenses before fees waived and/or reimbursed	4,565,369	313,347	184,485	177,740
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,130)	(116,798)	(156,454)	(143,344)
Total Net Expenses	4,535,239	196,549	28,031	34,396
Net Investment Income (Loss)	1,824,227	50,956	(9,782)	(13,882)
NET REALIZED GAIN (LOSS) ON:
Investments	(36,683,546)	(739,656)	(7,873)	(88,330)
Futures contracts	507,212	(5,610)	—	—
Swap agreements	(34,200,952)	(2,422,822)	508,917	(372,723)
In-kind redemptions of investments	1,684,969	—	10,101	—
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	(68,692,317)	(3,168,088)	511,145	(461,053)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	33,130,030	1,499,584	24,776	21,294
Futures contracts	(6,550)	181	—	—
Swap agreements	63,797,928	2,828,532	(89,371)	300,071
Foreign currency translations	—	—	—	—
Change in net unrealized appreciation/depreciation	96,921,408	4,328,297	(64,595)	321,365
Net realized and unrealized gain (loss)	28,229,091	1,160,209	446,550	(139,688)
Change in Net Assets Resulting from Operations	$30,053,318	$1,211,165	$436,768	$(153,570)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2014 :: 309

STATEMENTS OF CHANGES IN NET ASSETS

310 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF		Large Cap Core Plus
	March 25, 2014* through May 31, 2014	Year Ended May 31, 2014	February 26, 2013* through May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,171	$209,970	$56,067	$3,329,366	$1,204,289
Net realized gain (loss)	67	553,858	(273)	17,919,726	5,148,922
Change in net unrealized appreciation/depreciation	283,401	216,707	89,351	25,706,926	18,106,481
Change in Net Assets Resulting from Operations	303,639	980,535	145,145	46,956,018	24,459,692
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(490,970)	—	(3,064,725)	(530,070)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(490,970)	—	(3,064,725)	(530,070)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,000,040	4,345,096	5,978,114	134,737,834	53,291,898
Cost of shares redeemed	—	(4,319,808)	—	(17,298,963)	(15,992,282)
Change in net assets resulting from capital transactions	4,000,040	25,288	5,978,114	117,438,871	37,299,616
Change in net assets	4,303,679	514,853	6,123,259	161,330,164	61,229,238
NET ASSETS:
Beginning of period	$—	$6,123,259	$—	$138,523,028	$77,293,790
End of period	$4,303,679	$6,638,112	$6,123,259	$299,853,192	$138,523,028
Accumulated undistributed net investment income (loss) included in end of period net assets	$20,171	$(193,112)	$56,067	$735,437	$470,796
SHARE TRANSACTIONS:
Beginning of period	—	150,001	—	1,800,000	1,300,000
Issued	—	—	—	200,000	—
Issued in-kind	100,001	100,000	150,001	1,400,000	750,000
Redeemed	—	—	—	(100,000)	—
Redemption in-kind	—	(100,000)	—	(100,000)	(250,000)
Shares outstanding, end of period	100,001	150,001	150,001	3,200,000	1,800,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 311

	S&P 500 Aristocrats ETF	High Yield-Interest Rate Hedged		Investment Grade-Interest Rate Hedged	USD Covered Bond
	October 9, 2013* through May 31, 2014	Year Ended May 31, 2014	May 21, 2013* through May 31, 2013	November 5, 2013* through May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,128,067	$3,373,686	$29,100	$896,941	$60,737	$102,685
Net realized gain (loss)	58,294	(2,249,125)	149,803	(2,743,995)	25,953	183,006
Change in net unrealized appreciation/depreciation	7,247,882	1,427,044	(399,376)	2,747,457	(22,674)	32,719
Change in Net Assets Resulting from Operations	8,434,243	2,551,605	(220,473)	900,403	64,016	318,410
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(599,911)	(2,806,478)	—	(672,657)	(61,248)	(101,339)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(599,911)	(2,806,478)	—	(672,657)	(61,248)	(101,339)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	178,902,019	127,487,722	24,000,080	80,960,253	—	6,622,034
Cost of shares redeemed	(2,112,178)	(3,909,538)	—	—	—	(13,251,120)
Change in net assets resulting from capital transactions	176,789,841	123,578,184	24,000,080	80,960,253	—	(6,629,086)
Change in net assets	184,624,173	123,323,311	23,779,607	81,187,999	2,768	(6,412,015)
NET ASSETS:
Beginning of period	$—	$23,779,607	$—	$—	$6,610,570	$13,022,585
End of period	$184,624,173	$147,102,918	$23,779,607	$81,187,999	$6,613,338	$6,610,570
Accumulated undistributed net investment income (loss) included in end of period net assets	$528,156	$596,308	$29,100	$224,284	$3,869	$4,380
SHARE TRANSACTIONS:
Beginning of period	—	300,001	—	—	65,001	130,001
Issued	200,001	1,600,000	—	700,001	—	—
Issued in-kind	3,900,000	—	300,001	300,000	—	65,000
Redeemed	—	(50,000)	—	—	—	—
Redemption in-kind	(50,000)	—	—	—	—	(130,000)
Shares outstanding, end of period	4,050,001	1,850,001	300,001	1,000,001	65,001	65,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

312 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	German Sovereign/Sub-Sovereign ETF		Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF
	Year Ended May 31, 2014	Year Ended May 31, 2013	November 19, 2013* through May 31, 2014	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$28,892	$37,113	$244,935	$(197,696)	$(109,694)
Net realized gain (loss)	243,152	78,363	8,541	1,108,014	222,414
Change in net unrealized appreciation/depreciation	679	100,828	157,416	15,701	1,169,555
Change in Net Assets Resulting from Operations	272,723	216,304	410,892	926,019	1,282,275
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(73,926)	(56,015)	(205,020)	—	(29,151)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(73,926)	(56,015)	(205,020)	—	(29,151)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,307,966	—	12,042,080	14,432,668	38,260,234
Cost of shares redeemed	(4,304,329)	—	—	(38,627,233)	(1,924,836)
Change in net assets resulting from capital transactions	3,637	—	12,042,080	(24,194,565)	36,335,398
Change in net assets	202,434	160,289	12,247,952	(23,268,546)	37,588,522
NET ASSETS:
Beginning of period	$4,115,366	$3,955,077	$—	$54,740,037	$17,151,515
End of period	$4,317,800	$4,115,366	$12,247,952	$31,471,491	$54,740,037
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,251)	$(8,241)	$39,915	$(256,744)	$(66,606)
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	—	1,350,000	450,000
Issued	—	—	150,001	350,000	950,000
Issued in-kind	100,000	—	—	—	—
Redeemed	—	—	—	(950,000)	(50,000)
Redemption in-kind	(100,000)	—	—	—	—
Shares outstanding, end of period	100,001	100,001	150,001	750,000	1,350,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 313

	Merger ETF		RAFI® Long/Short		30 Year TIPS/TSY Spread
	Year Ended May 31, 2014	December 11, 2012* through May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,348	$40,495	$588,902	$184,837	$43,868	$41,149
Net realized gain (loss)	(87,485)	(111,304)	3,420,446	(810,367)	(385,159)	164,753
Change in net unrealized appreciation/depreciation	26,327	(118,936)	(2,558,807)	3,482,840	176,261	(209,956)
Change in Net Assets Resulting from Operations	(25,810)	(189,745)	1,450,541	2,857,310	(165,030)	(4,054)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(96,231)	(1,234)	(520,390)	(155,628)	(33,894)	(67,347)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(96,231)	(1,234)	(520,390)	(155,628)	(33,894)	(67,347)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	11,737,854	88,859,241	16,002,812	—	—
Cost of shares redeemed	(1,939,891)	(5,777,751)	(61,425,346)	(3,713,326)	—	—
Change in net assets resulting from capital transactions	(1,939,891)	5,960,103	27,433,895	12,289,486	—	—
Change in net assets	(2,061,932)	5,769,124	28,364,046	14,991,168	(198,924)	(71,401)
NET ASSETS:
Beginning of period	$5,769,124	$—	$29,399,677	$14,408,509	$3,780,341	$3,851,742
End of period	$3,707,192	$5,769,124	$57,763,723	$29,399,677	$3,581,417	$3,780,341
Accumulated undistributed net investment income (loss) included in end of period net assets	$807	$39,261	$124,655	$56,143	$29,879	$17,991
SHARE TRANSACTIONS:
Beginning of period	150,001	—	700,000	400,000	100,001	100,001
Issued	—	100,001	1,850,000	400,000	—	—
Issued in-kind	—	200,000	250,000	—	—	—
Redeemed	—	(150,000)	(300,000)	(100,000)	—	—
Redemption in-kind	(50,000)	—	(1,150,000)	—	—	—
Shares outstanding, end of period	100,001	150,001	1,350,000	700,000	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

314 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short 30 Year TIPS/TSY Spread		UltraPro 10 Year TIPS/TSY Spread		UltraPro Short 10 Year TIPS/TSY Spread
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$82,112	$68,933	$9,883	$(18,925)	$10,505	$16,075
Net realized gain (loss)	(32,013)	29,450	(186,347)	(27,209)	567,673	(645,107)
Change in net unrealized appreciation/depreciation	(923)	(236,155)	112,618	49,269	(592,203)	473,602
Change in Net Assets Resulting from Operations	49,176	(137,772)	(63,846)	3,135	(14,025)	(155,430)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(79,918)	(69,636)	—	(33,276)	(4,765)	(23,168)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(9,799)	(798)	—
Total distributions	(79,918)	(69,636)	—	(43,075)	(5,563)	(23,168)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	—	1,874	—	1,756
Cost of shares redeemed	—	—	—	(2,008,087)	—	(1,865,009)
Change in net assets resulting from capital transactions	—	—	—	(2,006,213)	—	(1,863,253)
Change in net assets	(30,742)	(207,408)	(63,846)	(2,046,153)	(19,588)	(2,041,851)
NET ASSETS:
Beginning of period	$3,882,285	$4,089,693	$1,818,831	$3,864,984	$2,038,063	$4,079,914
End of period	$3,851,543	$3,882,285	$1,754,985	$1,818,831	$2,018,475	$2,038,063
Accumulated undistributed net investment income (loss) included in end of period net assets	$17,399	$15,205	$2,604	$(14,636)	$6,620	$880
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	50,001	100,001	50,001	100,001
Issued	—	—	—	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(50,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	100,001	50,001	50,001	50,001	50,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 315

	Short S&P500®		Short QQQ®		Short Dow30SM
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,361,919)	$(15,094,714)	$(1,702,557)	$(1,928,401)	$(2,610,027)	$(2,277,537)
Net realized gain (loss)	(255,246,632)	(434,289,010)	(49,751,860)	(19,360,370)	(54,600,449)	(24,804,128)
Change in net unrealized appreciation/depreciation	(118,639,923)	(40,174,445)	(2,068,037)	(24,102,395)	14,631,874	(37,547,827)
Change in Net Assets Resulting from Operations	(389,248,474)	(489,558,169)	(53,522,454)	(45,391,166)	(42,578,602)	(64,629,492)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,748,321,747	1,271,740,718	324,437,808	348,611,625	161,590,866	219,196,927
Cost of shares redeemed	(1,524,806,755)	(874,871,108)	(242,259,374)	(359,295,141)	(109,967,208)	(161,587,921)
Change in net assets resulting from capital transactions	223,514,992	396,869,610	82,178,434	(10,683,516)	51,623,658	57,609,006
Change in net assets	(165,733,482)	(92,688,559)	28,655,980	(56,074,682)	9,045,056	(7,020,486)
NET ASSETS:
Beginning of period	$1,821,550,431	$1,914,238,990	$193,538,186	$249,612,868	$276,981,244	$284,001,730
End of period	$1,655,816,949	$1,821,550,431	$222,194,166	$193,538,186	$286,026,300	$276,981,244
Accumulated undistributed net investment income (loss) included in end of period net assets	$(21,427,528)	$(21,744,925)	$(2,425,039)	$(2,743,326)	$(3,556,980)	$(3,314,087)
SHARE TRANSACTIONS:
Beginning of period	62,251,429	50,251,429	8,625,000	9,000,000	9,450,000	7,575,000
Issued	64,800,000	37,875,000	17,175,000	13,575,000	5,700,000	6,525,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(57,675,000)	(25,875,000)	(12,900,000)	(13,950,000)	(3,900,000)	(4,650,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	69,376,429	62,251,429	12,900,000	8,625,000	11,250,000	9,450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

316 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short MidCap400		Short Russell2000		Short SmallCap600
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(356,506)	$(221,188)	$(4,497,373)	$(3,690,134)	$(190,453)		$(312,426)
Net realized gain (loss)	(3,455,568)	(5,894,124)	(115,949,270)	(64,275,189)	(9,042,895)		(11,429,548)
Change in net unrealized appreciation/depreciation	(3,375,916)	(1,147,504)	27,160,168	(70,227,256)	3,880,025		(4,640,021)
Change in Net Assets Resulting from Operations	(7,187,990)	(7,262,816)	(93,286,475)	(138,192,579)	(5,353,323)		(16,381,995)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	96,269,512	26,973,907	1,040,879,855	526,513,200	36,101,780		148,377,288
Cost of shares redeemed	(15,345,030)	(20,402,054)	(625,346,610)	(470,495,818)	(168,105,263)		(6,667,695)
Change in net assets resulting from capital transactions	80,924,482	6,571,853	415,533,245	56,017,382	(132,003,483)		141,709,593
Change in net assets	73,736,492	(690,963)	322,246,770	(82,175,197)	(137,356,806)		125,327,598
NET ASSETS:
Beginning of period	$33,792,080	$34,483,043	$377,109,954	$459,285,151	$147,067,169		$21,739,571
End of period	$107,528,572	$33,792,080	$699,356,724	$377,109,954	$9,710,363		$147,067,169
Accumulated undistributed net investment income (loss) included in end of period net assets	$(461,902)	$(346,781)	$(5,886,255)	$(5,130,938)	$(410,208)		$(392,498)
SHARE TRANSACTIONS:
Beginning of period	1,575,000	1,200,000	18,375,000	16,350,000	2,062,500	(f)	225,000	(f)
Issued	5,250,000	1,125,000	57,900,000	21,225,000	525,000	(f)	1,912,500	(f)
Issued in-kind	—	—	—	—	—	(f)	—	(f)
Redeemed	(750,000)	(750,000)	(34,950,000)	(19,200,000)	(2,418,819	)(f)	(75,000	)(f)
Redemption in-kind	—	—	—	—	—	(f)	—	(f)
Shares outstanding, end of period	6,075,000	1,575,000	41,325,000	18,375,000	168,681	(f)	2,062,500	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 317

	UltraShort Russell3000		UltraShort S&P500®			UltraShort QQQ®
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,497)	$(11,409)	$(14,575,869)	$(15,522,345)		$(3,592,901)		$(3,823,814)
Net realized gain (loss)	(437,756)	(633,025)	(636,022,991)	(868,468,167)		(226,363,923)		(88,650,773)
Change in net unrealized appreciation/depreciation	(13,597)	(96,020)	(34,954,173)	(82,111,051)		27,890,327		(96,522,906)
Change in Net Assets Resulting from Operations	(460,850)	(740,454)	(685,553,033)	(966,101,563)		(202,066,497)		(188,997,493)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—		—
Net realized gains on investments	—	—	—	—		—		—
Tax return of capital	—	—	—	—		—		—
Total distributions	—	—	—	—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,677,878	—	1,830,248,800	2,231,216,436		545,298,067		712,826,972
Cost of shares redeemed	(1,563,406)	—	(1,453,440,076)	(1,270,939,890)		(398,572,587)		(646,730,399)
Change in net assets resulting from capital transactions	114,472	—	376,808,724	960,276,546		146,725,480		66,096,573
Change in net assets	(346,378)	(740,454)	(308,744,309)	(5,825,017)		(55,341,017)		(122,900,920)
NET ASSETS:
Beginning of period	$1,001,835	$1,742,289	$1,934,575,299	$1,940,400,316		$434,950,626		$557,851,546
End of period	$655,457	$1,001,835	$1,625,830,990	$1,934,575,299		$379,609,609		$434,950,626
Accumulated undistributed net investment income (loss) included in end of period net assets	$(13,648)	$(17,464)	$(21,154,472)	$(22,334,099)		$(5,129,040)		$(5,926,174)
SHARE TRANSACTIONS:
Beginning of period	29,991	29,991	48,259,271	28,368,750	(c)	4,776,943	(f)	3,951,943	(f)
Issued	50,000	—	55,650,000	43,500,000	(c)	8,381,250	(f)	6,168,750	(f)
Issued in-kind	—	—	—	—	(c)	—	(f)	—	(f)
Redeemed	(50,000)	—	(42,600,000)	(23,609,479	)(c)	(6,020,430	)(f)	(5,343,750	)(f)
Redemption in-kind	—	—	—	—	(c)	—	(f)	—	(f)
Shares outstanding, end of period	29,991	29,991	61,309,271	48,259,271	(c)	7,137,763	(f)	4,776,943	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

318 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Dow30SM		UltraShort MidCap400				UltraShort Russell2000
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,303,576)	$(2,434,004)	$(126,702)		$(240,497)		$(2,525,246)		$(2,711,220)
Net realized gain (loss)	(90,470,977)	(87,854,494)	(5,959,433)		(13,250,679)		(130,198,817)		(156,324,964)
Change in net unrealized appreciation/depreciation	20,103,540	(43,000,577)	672,001		(4,881,713)		34,054,144		(54,576,905)
Change in Net Assets Resulting from Operations	(72,671,013)	(133,289,075)	(5,414,134)		(18,372,889)		(98,669,919)		(213,613,089)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	138,514,556	329,184,493	—		36,792,202		459,314,493		589,717,457
Cost of shares redeemed	(100,303,438)	(208,995,004)	(8,979)		(37,013,739)		(434,662,235)		(350,261,302)
Change in net assets resulting from capital transactions	38,211,118	120,189,489	(8,979)		(221,537)		24,652,258		239,456,155
Change in net assets	(34,459,895)	(13,099,586)	(5,423,113)		(18,594,426)		(74,017,661)		25,843,066
NET ASSETS:
Beginning of period	$277,973,321	$291,072,907	$16,632,487		$35,226,913		$350,070,805		$324,227,739
End of period	$243,513,426	$277,973,321	$11,209,374		$16,632,487		$276,053,144		$350,070,805
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,316,779)	$(3,496,220)	$(203,380)		$(374,337)		$(3,697,677)		$(3,732,150)
SHARE TRANSACTIONS:
Beginning of period	8,023,767	5,098,767	229,653	(f)	267,153	(f)	4,879,130	(f)	2,366,630	(f)
Issued	4,650,000	7,125,000	—	(f)	337,500	(f)	8,493,750	(f)	5,831,250	(f)
Issued in-kind	—	—	—	(f)	—	(f)	—	(f)	—	(f)
Redeemed	(3,300,000)	(4,200,000)	(155	)(f)	(375,000	)(f)	(7,613,443	)(f)	(3,318,750	)(f)
Redemption in-kind	—	—	—	(f)	—	(f)	—	(f)	—	(f)
Shares outstanding, end of period	9,373,767	8,023,767	229,498	(f)	229,653	(f)	5,759,437	(f)	4,879,130	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 319

	UltraShort SmallCap600				UltraPro Short S&P500®				UltraPro Short QQQ®
	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(57,889)		$(100,082)		$(4,635,697)		$(4,464,502)		$(1,950,163)		$(1,414,367)
Net realized gain (loss)	(2,829,018)		(4,875,075)		(326,835,977)		(263,587,380)		(163,215,201)		(68,492,612)
Change in net unrealized appreciation/depreciation	493,735		(2,306,185)		14,179,611		(139,257,021)		(5,401,155)		(33,896,794)
Change in Net Assets Resulting from Operations	(2,393,172)		(7,281,342)		(317,292,063)		(407,308,903)		(170,566,519)		(103,803,773)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—		—
Net realized gains on investments	—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,715,691		1,378,296		805,113,818		1,076,511,743		559,122,269		462,447,119
Cost of shares redeemed	(2,383,496)		(8,187,733)		(469,586,881)		(554,077,689)		(241,634,301)		(277,704,870)
Change in net assets resulting from capital transactions	3,332,195		(6,809,437)		335,526,937		522,434,054		317,487,968		184,742,249
Change in net assets	939,023		(14,090,779)		18,234,874		115,125,151		146,921,449		80,938,476
NET ASSETS:
Beginning of period	$7,267,207		$21,357,986		$582,305,306		$467,180,155		$212,880,229		$131,941,753
End of period	$8,206,230		$7,267,207		$600,540,180		$582,305,306		$359,801,678		$212,880,229
Accumulated undistributed net investment income (loss) included in end of period net assets	$(83,197)		$(155,675)		$(6,552,305)		$(6,348,475)		$(2,611,660)		$(1,877,657)
SHARE TRANSACTIONS:
Beginning of period	98,419	(f)	154,669	(f)	6,082,407	(f)	2,144,907	(f)	1,962,413	(f)	612,413	(f)
Issued	112,500	(f)	18,750	(f)	12,225,000	(f)	7,187,500	(f)	9,137,500	(f)	3,050,000	(f)
Issued in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Redeemed	(37,593	)(f)	(75,000	)(f)	(6,451,580	)(f)	(3,250,000	)(f)	(3,500,886	)(f)	(1,700,000	)(f)
Redemption in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Shares outstanding, end of period	173,326	(f)	98,419	(f)	11,855,827	(f)	6,082,407	(f)	7,599,027	(f)	1,962,413	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

320 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short Dow30SM			UltraPro Short MidCap400				UltraPro Short Russell2000
	Year Ended May 31, 2014	Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,023,534)	$(803,694)		$(61,661)		$(68,967)		$(606,743)		$(570,572)
Net realized gain (loss)	(42,026,992)	(43,350,944)		(2,837,784)		(7,207,782)		(33,939,750)		(55,172,046)
Change in net unrealized appreciation/depreciation	(934,737)	(23,053,247)		(894,629)		(124,954)		(836,724)		(7,555,123)
Change in Net Assets Resulting from Operations	(43,985,263)	(67,207,885)		(3,794,074)		(7,401,703)		(35,383,217)		(63,297,741)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—		—		—		—
Net realized gains on investments	—	—		—		—		—		—
Tax return of capital	—	—		—		—		—		—
Total distributions	—	—		—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	108,123,923	188,588,915		15,451,437		30,851,653		197,559,054		277,260,308
Cost of shares redeemed	(61,878,981)	(70,404,182)		(9,706,533)		(27,128,718)		(161,401,417)		(210,707,244)
Change in net assets resulting from capital transactions	46,244,942	118,184,733		5,744,904		3,722,935		36,157,637		66,553,064
Change in net assets	2,259,679	50,976,848		1,950,830		(3,678,768)		774,420		3,255,323
NET ASSETS:
Beginning of period	$122,079,254	$71,102,406		$6,050,277		$9,729,045		$74,936,188		$71,680,865
End of period	$124,338,933	$122,079,254		$8,001,107		$6,050,277		$75,710,608		$74,936,188
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,417,860)	$(1,087,913)		$(83,507)		$(103,734)		$(848,213)		$(796,180)
SHARE TRANSACTIONS:
Beginning of period	2,899,668	787,500	(c)	68,741	(f)	43,741	(f)	942,483	(f)	329,983	(f)
Issued	3,350,000	3,137,500	(c)	237,500	(f)	187,500	(f)	4,325,000	(f)	1,912,500	(f)
Issued in-kind	—	—	(c)	—	(f)	—	(f)	—	(f)	—	(f)
Redeemed	(1,650,000)	(1,025,332	)(c)	(137,555	)(f)	(162,500	)(f)	(3,462,824	)(f)	(1,300,000	)(f)
Redemption in-kind	—	—	(c)	—	(f)	—	(f)	—	(f)	—	(f)
Shares outstanding, end of period	4,599,668	2,899,668	(c)	168,686	(f)	68,741	(f)	1,804,659	(f)	942,483	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 321

	UltraShort Russell1000 Value				UltraShort Russell1000 Growth		UltraShort Russell MidCap Value
	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,047)		$(12,103)		$(30,645)	$(19,923)	$(6,482)	$(10,244)
Net realized gain (loss)	(312,115)		(569,050)		(1,356,695)	(521,166)	(536,871)	(368,903)
Change in net unrealized appreciation/depreciation	(23,636)		(315,780)		(125,430)	(581,940)	233,847	(400,864)
Change in Net Assets Resulting from Operations	(343,798)		(896,933)		(1,512,770)	(1,123,029)	(309,506)	(780,011)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—		—		2,298,702	3,217,781	—	—
Cost of shares redeemed	(477)		—		(2,414,567)	—	—	—
Change in net assets resulting from capital transactions	(477)		—		(115,865)	3,217,781	—	—
Change in net assets	(344,275)		(896,933)		(1,628,635)	2,094,752	(309,506)	(780,011)
NET ASSETS:
Beginning of period	$1,027,634		$1,924,567		$4,461,833	$2,367,081	$846,449	$1,626,460
End of period	$683,359		$1,027,634		$2,833,198	$4,461,833	$536,943	$846,449
Accumulated undistributed net investment income (loss) included in end of period net assets	$(12,298)		$(18,743)		$(40,248)	$(30,935)	$(9,941)	$(15,874)
SHARE TRANSACTIONS:
Beginning of period	18,750	(d)	18,750	(d)	112,479	37,479	37,463	37,463
Issued	—	(d)	—	(d)	75,000	75,000	—	—
Issued in-kind	—	(d)	—	(d)	—	—	—	—
Redeemed	(9	)(d)	—	(d)	(75,000)	—	—	—
Redemption in-kind	—	(d)	—	(d)	—	—	—	—
Shares outstanding, end of period	18,741	(d)	18,750	(d)	112,479	112,479	37,463	37,463

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.
See accompanying notes to the financial statements.

322 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Russell MidCap Growth		UltraShort Russell2000 Value				UltraShort Russell2000 Growth
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,752)	$(15,275)	$(18,500)		$(32,378)		$(44,288)		$(56,160)
Net realized gain (loss)	(741,368)	(399,461)	(1,458,846)		(1,190,939)		(1,863,536)		(2,219,560)
Change in net unrealized appreciation/depreciation	254,324	(528,896)	817,431		(1,217,099)		189,377		(2,020,239)
Change in Net Assets Resulting from Operations	(497,796)	(943,632)	(659,915)		(2,440,416)		(1,718,447)		(4,295,959)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,198,907	—	1,339,597		—		3,013,580		1,495,869
Cost of shares redeemed	(1,166,429)	—	(1,565,616)		—		(848,129)		—
Change in net assets resulting from capital transactions	32,478	—	(226,019)		—		2,165,451		1,495,869
Change in net assets	(465,318)	(943,632)	(885,934)		(2,440,416)		447,004		(2,800,090)
NET ASSETS:
Beginning of period	$1,299,245	$2,242,877	$2,718,175		$5,158,591		$5,668,041		$8,468,131
End of period	$833,927	$1,299,245	$1,832,241		$2,718,175		$6,115,045		$5,668,041
Accumulated undistributed net investment income (loss) included in end of period net assets	$(16,132)	$(23,027)	$(29,606)		$(50,039)		$(64,884)		$(99,493)
SHARE TRANSACTIONS:
Beginning of period	56,218	56,218	32,799	(f)	32,799	(f)	86,245	(f)	67,495	(f)
Issued	75,000	—	18,750	(f)	—	(f)	75,000	(f)	18,750	(f)
Issued in-kind	—	—	—	(f)	—	(f)	—	(f)	—	(f)
Redeemed	(75,000)	—	(18,802	)(f)	—	(f)	(18,810	)(f)	—	(f)
Redemption in-kind	—	—	—	(f)	—	(f)	—	(f)	—	(f)
Shares outstanding, end of period	56,218	56,218	32,747	(f)	32,799	(f)	142,435	(f)	86,245	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 323

	Short Basic Materials		Short Financials		Short Oil & Gas
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(23,841)	$(68,766)	$(290,071)	$(617,212)	$(27,135)	$(42,889)
Net realized gain (loss)	(384,532)	(342,926)	(5,893,113)	(11,943,366)	(596,437)	(384,087)
Change in net unrealized appreciation/depreciation	(131,938)	(1,199,983)	801,497	(13,565,053)	6,831	(1,132,904)
Change in Net Assets Resulting from Operations	(540,311)	(1,611,675)	(5,381,687)	(26,125,631)	(616,741)	(1,559,880)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,773,748	12,000,014	11,413,515	—	—
Cost of shares redeemed	(2,979,878)	(5,224,803)	(22,875,860)	(48,400,413)	(1,892,542)	(2,601,481)
Change in net assets resulting from capital transactions	(2,979,878)	(1,451,055)	(10,875,846)	(36,986,898)	(1,892,542)	(2,601,481)
Change in net assets	(3,520,189)	(3,062,730)	(16,257,533)	(63,112,529)	(2,509,283)	(4,161,361)
NET ASSETS:
Beginning of period	$4,787,405	$7,850,135	$38,705,025	$101,817,554	$4,206,623	$8,367,984
End of period	$1,267,216	$4,787,405	$22,447,492	$38,705,025	$1,697,340	$4,206,623
Accumulated undistributed net investment income (loss) included in end of period net assets	$(47,216)	$(96,010)	$(473,428)	$(956,819)	$(43,263)	$(70,648)
SHARE TRANSACTIONS:
Beginning of period	150,000	200,000	1,650,000	3,000,000	150,000	225,000
Issued	—	100,000	525,000	375,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	(150,000)	(1,050,000)	(1,725,000)	(75,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,000	150,000	1,125,000	1,650,000	75,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

324 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Real Estate		Short KBW Regional Banking		UltraShort Basic Materials
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(394,382)	$(219,256)	$(16,082)	$(33,133)	$(208,556)	$(358,326)
Net realized gain (loss)	1,145,278	(2,639,363)	(1,027,566)	(243,544)	(10,433,597)	(5,108,217)
Change in net unrealized appreciation/depreciation	(3,016,627)	(2,513,836)	828,907	(653,039)	1,228,929	(13,889,344)
Change in Net Assets Resulting from Operations	(2,265,731)	(5,372,455)	(214,741)	(929,716)	(9,413,224)	(19,355,887)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	65,427,337	4,445,495	1,377,559	—	6,274,170	38,489,219
Cost of shares redeemed	(49,170,182)	(10,494,699)	(1,527,197)	(1,926,884)	(12,739,398)	(40,128,986)
Change in net assets resulting from capital transactions	16,257,155	(6,049,204)	(149,638)	(1,926,884)	(6,465,228)	(1,639,767)
Change in net assets	13,991,424	(11,421,659)	(364,379)	(2,856,600)	(15,878,452)	(20,995,654)
NET ASSETS:
Beginning of period	$18,070,858	$29,492,517	$1,884,832	$4,741,432	$30,339,463	$51,335,117
End of period	$32,062,282	$18,070,858	$1,520,453	$1,884,832	$14,461,011	$30,339,463
Accumulated undistributed net investment income (loss) included in end of period net assets	$(475,601)	$(343,922)	$(27,079)	$(59,137)	$(349,147)	$(556,141)
SHARE TRANSACTIONS:
Beginning of period	700,000	950,000	50,000	100,000	640,969	697,455	(c)
Issued	2,500,000	150,000	50,000	—	150,000	731,250	(c)
Issued in-kind	—	—	—	—	—	—	(c)
Redeemed	(1,800,000)	(400,000)	(50,000)	(50,000)	(300,000)	(787,736	)(c)
Redemption in-kind	—	—	—	—	—	—	(c)
Shares outstanding, end of period	1,400,000	700,000	50,000	50,000	490,969	640,969	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 325

	UltraShort Nasdaq Biotechnology			UltraShort Consumer Goods			UltraShort Consumer Services
	Year Ended May 31, 2014	Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(165,860)	$(42,079)		$(47,262)	$(24,308)		$(52,970)	$(62,441)
Net realized gain (loss)	(3,859,232)	(3,254,051)		(1,341,169)	(951,578)		(2,666,692)	(4,364,503)
Change in net unrealized appreciation/depreciation	(2,641,270)	(1,128,427)		(627,901)	(313,495)		191,693	(72,217)
Change in Net Assets Resulting from Operations	(6,666,362)	(4,424,557)		(2,016,332)	(1,289,381)		(2,527,969)	(4,499,161)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	65,218,410	5,676,751		3,002,124	4,747,816		4,280,233	6,054,771
Cost of shares redeemed	(2,654,455)	(1,148,474)		(2,473,523)	(1,211,275)		—	(3,068,513)
Change in net assets resulting from capital transactions	62,563,955	4,528,277		528,601	3,536,541		4,280,233	2,986,258
Change in net assets	55,897,593	103,720		(1,487,731)	2,247,160		1,752,264	(1,512,903)
NET ASSETS:
Beginning of period	$4,576,245	$4,472,525		$5,036,885	$2,789,725		$6,097,709	$7,610,612
End of period	$60,473,838	$4,576,245		$3,549,154	$5,036,885		$7,849,973	$6,097,709
Accumulated undistributed net investment income (loss) included in end of period net assets	$(185,718)	$(56,527)		$(57,916)	$(35,663)		$(75,503)	$(95,609)
SHARE TRANSACTIONS:
Beginning of period	124,993	50,000	(c)	112,457	37,500	(c)	224,870	149,870
Issued	3,700,000	87,500	(c)	75,000	93,750	(c)	225,000	150,000
Issued in-kind	—	—	(c)	—	—	(c)	—	—
Redeemed	(150,000)	(12,507	)(c)	(75,000)	(18,793	)(c)	—	(75,000)
Redemption in-kind	—	—	(c)	—	—	(c)	—	—
Shares outstanding, end of period	3,674,993	124,993	(c)	112,457	112,457	(c)	449,870	224,870

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

326 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Financials		UltraShort Health Care			UltraShort Industrials
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(977,360)	$(1,569,901)	$(26,089)	$(38,828)		$(45,909)		$(53,503)
Net realized gain (loss)	(33,994,800)	(83,829,513)	(1,986,196)	(1,718,448)		(2,156,647)		(2,597,309)
Change in net unrealized appreciation/depreciation	(898,899)	(49,429,048)	498,419	(1,237,606)		(41,135)		(1,352,896)
Change in Net Assets Resulting from Operations	(35,871,059)	(134,828,462)	(1,513,866)	(2,994,882)		(2,243,691)		(4,003,708)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—		—
Net realized gains on investments	—	—	—	—		—		—
Tax return of capital	—	—	—	—		—		—
Total distributions	—	—	—	—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	33,774,747	121,484,354	1,734,656	2,333,227		4,025,945		4,258,602
Cost of shares redeemed	(40,044,478)	(124,633,290)	—	(879)		(4,434)		(1,637,551)
Change in net assets resulting from capital transactions	(6,269,731)	(3,148,936)	1,734,656	2,332,348		4,021,511		2,621,051
Change in net assets	(42,140,790)	(137,977,398)	220,790	(662,534)		1,777,820		(1,382,657)
NET ASSETS:
Beginning of period	$122,245,346	$260,222,744	$3,408,423	$4,070,957		$4,855,609		$6,238,266
End of period	$80,104,556	$122,245,346	$3,629,213	$3,408,423		$6,633,429		$4,855,609
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,495,555)	$(2,567,990)	$(40,673)	$(52,386)		$(64,440)		$(74,661)
SHARE TRANSACTIONS:
Beginning of period	5,379,330	5,379,330	93,734	56,250	(c)	60,917	(f)	42,167	(f)
Issued	1,575,000	3,375,000	75,000	37,500	(c)	75,000	(f)	37,500	(f)
Issued in-kind	—	—	—	—	(c)	—	(f)	—	(f)
Redeemed	(2,025,000)	(3,375,000)	—	(16	)(c)	(75	)(f)	(18,750	)(f)
Redemption in-kind	—	—	—	—	(c)	—	(f)	—	(f)
Shares outstanding, end of period	4,929,330	5,379,330	168,734	93,734	(c)	135,842	(f)	60,917	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 327

	UltraShort Oil & Gas				UltraShort Real Estate		UltraShort Semiconductors
	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(570,970)		$(610,740)		$(492,448)	$(925,395)	$(75,451)	$(103,298)
Net realized gain (loss)	(17,675,767)		(13,238,487)		(2,452,921)	(46,804,551)	(5,854,808)	1,237,308
Change in net unrealized appreciation/depreciation	(6,759,291)		(23,716,262)		(8,857,908)	3,768,944	1,840,134	(6,425,357)
Change in Net Assets Resulting from Operations	(25,006,028)		(37,565,489)		(11,803,277)	(43,961,002)	(4,090,125)	(5,291,347)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	59,351,061		136,199,729		17,915,534	70,485,670	29,090,934	14,448,947
Cost of shares redeemed	(65,632,903)		(93,880,865)		(23,913,051)	(102,294,049)	(34,311,840)	(10,000,660)
Change in net assets resulting from capital transactions	(6,281,842)		42,318,864		(5,997,517)	(31,808,379)	(5,220,906)	4,448,287
Change in net assets	(31,287,870)		4,753,375		(17,800,794)	(75,769,381)	(9,311,031)	(843,060)
NET ASSETS:
Beginning of period	$77,347,995		$72,594,620		$63,269,807	$139,039,188	$13,335,296	$14,178,356
End of period	$46,060,125		$77,347,995		$45,469,013	$63,269,807	$4,024,265	$13,335,296
Accumulated undistributed net investment income (loss) included in end of period net assets	$(836,058)		$(926,341)		$(793,490)	$(1,411,024)	$(115,068)	$(160,760)
SHARE TRANSACTIONS:
Beginning of period	1,211,199	(d)	629,949	(d)	3,066,509	4,641,509	479,921	329,921
Issued	1,124,999	(d)	1,743,750	(d)	900,000	2,775,000	1,275,000	450,000
Issued in-kind	—	(d)	—	(d)	—	—	—	—
Redeemed	(1,219,090	)(d)	(1,162,500	)(d)	(1,125,000)	(4,350,000)	(1,500,000)	(300,000)
Redemption in-kind	—	(d)	—	(d)	—	—	—	—
Shares outstanding, end of period	1,117,108	(d)	1,211,199	(d)	2,841,509	3,066,509	254,921	479,921

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

328 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Technology		UltraShort Telecommunications		UltraShort Utilities
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(59,906)	$(91,412)	$(10,493)	$(16,135)	$(42,796)	$(23,173)
Net realized gain (loss)	(2,310,917)	(342,942)	(713,498)	(364,249)	(714,734)	(1,007,642)
Change in net unrealized appreciation/depreciation	(683,297)	(2,340,263)	253,542	(461,709)	(1,152,655)	433,527
Change in Net Assets Resulting from Operations	(3,054,120)	(2,774,617)	(470,449)	(842,093)	(1,910,185)	(597,288)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,255,309	2,476,539	—	2,176,309	10,663,600	1,652,404
Cost of shares redeemed	(2,346,297)	(8,766,215)	—	(2,382,830)	(6,524,086)	—
Change in net assets resulting from capital transactions	(90,988)	(6,289,676)	—	(206,521)	4,139,514	1,652,404
Change in net assets	(3,145,108)	(9,064,293)	(470,449)	(1,048,614)	2,229,329	1,055,116
NET ASSETS:
Beginning of period	$7,916,681	$16,980,974	$1,394,485	$2,443,099	$4,142,967	$3,087,851
End of period	$4,771,573	$7,916,681	$924,036	$1,394,485	$6,372,296	$4,142,967
Accumulated undistributed net investment income (loss) included in end of period net assets	$(94,251)	$(141,145)	$(16,170)	$(24,766)	$(52,060)	$(34,921)
SHARE TRANSACTIONS:
Beginning of period	262,318	412,318	59,989	59,989	174,961	99,961
Issued	75,000	75,000	—	75,000	525,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(225,000)	—	(75,000)	(300,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	262,318	262,318	59,989	59,989	399,961	174,961

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 329

	UltraPro Short Financials				Short MSCI EAFE		Short MSCI Emerging Markets
	Year Ended May 31, 2014		July 10, 2012* through May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,635)		$(16,800)		$(761,444)	$(1,383,462)	$(2,675,836)	$(2,165,516)
Net realized gain (loss)	(1,263,818)		(1,710,808)		(44,446,778)	(23,487,305)	(53,979,547)	(48,108,524)
Change in net unrealized appreciation/depreciation	(432,554)		(468,231)		19,273,007	(30,508,543)	(9,338,427)	4,370,970
Change in Net Assets Resulting from Operations	(1,724,007)		(2,195,839)		(25,935,215)	(55,379,310)	(65,993,810)	(45,903,070)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,205,546		7,713,574		299,920,320	133,853,736	582,066,067	145,911,354
Cost of shares redeemed	(402)		(3,387,352)		(262,363,990)	(176,612,458)	(538,483,119)	(184,455,099)
Change in net assets resulting from capital transactions	4,205,144		4,326,222		37,556,330	(42,758,722)	43,582,948	(38,543,745)
Change in net assets	2,481,137		2,130,383		11,621,115	(98,138,032)	(22,410,862)	(84,446,815)
NET ASSETS:
Beginning of period	$2,130,383		$—		$157,429,204	$255,567,236	$233,702,692	$318,149,507
End of period	$4,611,520		$2,130,383		$169,050,319	$157,429,204	$211,291,830	$233,702,692
Accumulated undistributed net investment income (loss) included in end of period net assets	$(34,115)		$(16,800)		$(1,256,079)	$(2,041,330)	$(3,490,171)	$(3,009,493)
SHARE TRANSACTIONS:
Beginning of period	37,500	(d)	—	(d)	4,050,000	4,875,000	8,250,000	9,675,000
Issued	100,000	(d)	62,500	(d)	8,625,000	3,150,000	20,025,000	5,100,000
Issued in-kind	—	(d)	—	(d)	—	—	—	—
Redeemed	(7	)(d)	(25,000	)(d)	(7,350,000)	(3,975,000)	(19,950,000)	(6,525,000)
Redemption in-kind	—	(d)	—	(d)	—	—	—	—
Shares outstanding, end of period	137,493	(d)	37,500	(d)	5,325,000	4,050,000	8,325,000	8,250,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

330 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short FTSE China 25		UltraShort MSCI EAFE				UltraShort MSCI Emerging Markets
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(67,099)	$(73,867)	$(71,332)		$(107,133)		$(721,598)	$(628,347)
Net realized gain (loss)	(100,871)	(2,938,704)	(7,257,060)		(5,492,843)		(45,014,632)	(28,617,352)
Change in net unrealized appreciation/depreciation	(2,157,497)	829,849	3,850,033		(3,876,351)		3,810,661	(13,446,837)
Change in Net Assets Resulting from Operations	(2,325,467)	(2,182,722)	(3,478,359)		(9,476,327)		(41,925,569)	(42,692,536)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,871,787	593	15,010,420		10,206,683		193,917,521	100,095,026
Cost of shares redeemed	(1,772,484)	(5,356,495)	(10,886,419)		(18,204,899)		(153,548,070)	(113,441,224)
Change in net assets resulting from capital transactions	34,099,303	(5,355,902)	4,124,001		(7,998,216)		40,369,451	(13,346,198)
Change in net assets	31,773,836	(7,538,624)	645,642		(17,474,543)		(1,556,118)	(56,038,734)
NET ASSETS:
Beginning of period	$3,856,060	$11,394,684	$6,474,146		$23,948,689		$51,099,731	$107,138,465
End of period	$35,629,896	$3,856,060	$7,119,788		$6,474,146		$49,543,613	$51,099,731
Accumulated undistributed net investment income (loss) included in end of period net assets	$(90,611)	$(110,533)	$(101,109)		$(176,138)		$(897,745)	$(919,081)
SHARE TRANSACTIONS:
Beginning of period	100,000	250,000	112,500	(d)	225,000	(d)	2,144,744	3,269,744
Issued	1,000,000	—	300,000	(d)	131,250	(d)	7,575,000	3,450,000
Issued in-kind	—	—	—	(d)	—	(d)	—	—
Redeemed	(50,000)	(150,000)	(225,072	)(d)	(243,750	)(d)	(7,050,000)	(4,575,000)
Redemption in-kind	—	—	—	(d)	—	(d)	—	—
Shares outstanding, end of period	1,050,000	100,000	187,428	(d)	112,500	(d)	2,669,744	2,144,744

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 331

	UltraShort FTSE Europe				UltraShort MSCI Pacific ex-Japan		UltraShort MSCI Brazil Capped
	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(418,526)		$(1,102,683)		$(14,018)	$(15,729)	$(160,127)	$(136,704)
Net realized gain (loss)	(25,709,651)		(120,880,209)		(210,404)	(1,474,641)	2,993,447	(1,106,494)
Change in net unrealized appreciation/depreciation	3,193,247		(13,554,902)		(321,362)	435,258	(5,304,190)	(1,303,535)
Change in Net Assets Resulting from Operations	(22,934,930)		(135,537,794)		(545,784)	(1,055,112)	(2,470,870)	(2,546,733)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,821,022		122,122,906		1,181,698	1,777,167	42,878,047	14,435,410
Cost of shares redeemed	(35,452,365)		(183,434,789)		—	(1,747,601)	(34,813,119)	(14,526,638)
Change in net assets resulting from capital transactions	(29,631,343)		(61,311,883)		1,181,698	29,566	8,064,928	(91,228)
Change in net assets	(52,566,273)		(196,849,677)		635,914	(1,025,546)	5,594,058	(2,637,961)
NET ASSETS:
Beginning of period	$82,007,316		$278,856,993		$1,472,896	$2,498,442	$16,575,075	$19,213,036
End of period	$29,441,043		$82,007,316		$2,108,810	$1,472,896	$22,169,133	$16,575,075
Accumulated undistributed net investment income (loss) included in end of period net assets	$(717,198)		$(1,620,011)		$(18,940)	$(23,521)	$(210,541)	$(186,980)
SHARE TRANSACTIONS:
Beginning of period	924,962	(f)	1,487,462	(f)	49,992	49,992	224,951	224,951
Issued	100,000	(f)	887,500	(f)	50,000	50,000	500,000	200,000
Issued in-kind	—	(f)	—	(f)	—	—	—	—
Redeemed	(462,843	)(f)	(1,450,000	)(f)	—	(50,000)	(400,000)	(200,000)
Redemption in-kind	—	(f)	—	(f)	—	—	—	—
Shares outstanding, end of period	562,119	(f)	924,962	(f)	99,992	49,992	324,951	224,951

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

332 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort FTSE China 25				UltraShort MSCI Japan				UltraShort MSCI Mexico Capped IMI
	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,116,895)		$(1,286,887)		$(97,764)		$(83,852)		$(12,557)	$(15,889)
Net realized gain (loss)	(38,619,223)		(18,835,616)		(8,180,833)		57,690		(285,309)	(850,936)
Change in net unrealized appreciation/depreciation	(666,854)		(46,453,361)		4,305,529		(5,004,854)		175,374	157,513
Change in Net Assets Resulting from Operations	(40,402,972)		(66,575,864)		(3,973,068)		(5,031,016)		(122,492)	(709,312)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	46,886,075		45,537,340		12,779,535		9,807,567		304	2,465,710
Cost of shares redeemed	(35,158,993)		(51,827,174)		(8,868,155)		(6,293,581)		(1,302,016)	(1,548,877)
Change in net assets resulting from capital transactions	11,727,082		(6,289,834)		3,911,380		3,513,986		(1,301,712)	916,833
Change in net assets	(28,675,890)		(72,865,698)		(61,688)		(1,517,030)		(1,424,204)	207,521
NET ASSETS:
Beginning of period	$131,885,020		$204,750,718		$10,041,204		$11,558,234		$2,486,683	$2,279,162
End of period	$103,209,130		$131,885,020		$9,979,516		$10,041,204		$1,062,479	$2,486,683
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,545,454)		$(1,949,475)		$(129,943)		$(129,549)		$(19,947)	$(22,965)
SHARE TRANSACTIONS:
Beginning of period	1,586,147	(f)	1,698,647	(f)	112,500	(f)	75,000	(f)	99,986	49,986
Issued	600,000	(f)	487,500	(f)	150,000	(f)	112,500	(f)	—	100,000
Issued in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—
Redeemed	(525,622	)(f)	(600,000	)(f)	(112,587	)(f)	(75,000	)(f)	(50,000)	(50,000)
Redemption in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—
Shares outstanding, end of period	1,660,525	(f)	1,586,147	(f)	149,913	(f)	112,500	(f)	49,986	99,986

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 333

	Short 7-10 Year Treasury		Short 20+ Year Treasury		Short High Yield
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(550,059)	$(166,103)	$(13,661,280)	$(7,447,471)	$(520,222)	$(355,337)
Net realized gain (loss)	176,909	(745,611)	64,394,193	(139,799,656)	(7,806,407)	(5,119,508)
Change in net unrealized appreciation/depreciation	(3,020,430)	1,000,365	(165,359,253)	191,084,497	1,609,553	(1,219,173)
Change in Net Assets Resulting from Operations	(3,393,580)	88,651	(114,626,340)	43,837,370	(6,717,076)	(6,694,018)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	61,136,990	19,445,449	879,997,125	435,364,926	51,451,411	57,488,777
Cost of shares redeemed	(15,645,110)	(2,416,265)	(386,213,384)	(203,529,067)	(48,431,138)	(51,291,390)
Change in net assets resulting from capital transactions	45,491,880	17,029,184	493,783,741	231,835,859	3,020,273	6,197,387
Change in net assets	42,098,300	17,117,835	379,157,401	275,673,229	(3,696,803)	(496,631)
NET ASSETS:
Beginning of period	$31,833,600	$14,715,765	$1,123,989,080	$848,315,851	$46,873,889	$47,370,520
End of period	$73,931,900	$31,833,600	$1,503,146,481	$1,123,989,080	$43,177,086	$46,873,889
Accumulated undistributed net investment income (loss) included in end of period net assets	$(640,587)	$(231,474)	$(17,178,368)	$(10,406,125)	$(681,757)	$(471,368)
SHARE TRANSACTIONS:
Beginning of period	975,000	450,000	36,850,000	29,250,000	1,500,000	1,300,000
Issued	1,825,000	600,000	27,800,000	14,600,000	1,650,000	1,750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(475,000)	(75,000)	(12,350,000)	(7,000,000)	(1,600,000)	(1,550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,325,000	975,000	52,300,000	36,850,000	1,550,000	1,500,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

334 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Investment Grade Corporate		UltraShort 3-7 Year Treasury		UltraShort 7-10 Year Treasury
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(39,667)	$(34,572)	$(39,158)	$(41,429)	$(2,871,917)	$(2,595,709)
Net realized gain (loss)	(46,592)	(583,407)	(178,876)	—	(8,947,953)	(22,619,752)
Change in net unrealized appreciation/depreciation	(325,418)	373,820	74,795	(27,340)	(1,121,378)	26,231,485
Change in Net Assets Resulting from Operations	(411,677)	(244,159)	(143,239)	(68,769)	(12,941,248)	1,016,024
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,563,492	1,615,499	179	—	64,918,923	65,996,461
Cost of shares redeemed	(7,787,225)	(3,198,408)	(816,166)	—	(68,305,705)	(93,750,660)
Change in net assets resulting from capital transactions	1,776,267	(1,582,909)	(815,987)	—	(3,386,782)	(27,754,199)
Change in net assets	1,364,590	(1,827,068)	(959,226)	(68,769)	(16,328,030)	(26,738,175)
NET ASSETS:
Beginning of period	$1,604,389	$3,431,457	$4,817,656	$4,886,425	$308,723,467	$335,461,642
End of period	$2,968,979	$1,604,389	$3,858,430	$4,817,656	$292,395,437	$308,723,467
Accumulated undistributed net investment income (loss) included in end of period net assets	$(54,684)	$(47,361)	$(56,739)	$(58,063)	$(3,938,895)	$(3,919,679)
SHARE TRANSACTIONS:
Beginning of period	50,000	100,000	150,000	150,000	10,950,000	11,925,000
Issued	300,000	50,000	—	—	2,250,000	2,400,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(100,000)	(25,000)	—	(2,325,000)	(3,375,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,000	50,000	125,000	150,000	10,875,000	10,950,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 335

	UltraShort 20+ Year Treasury			UltraShort TIPS		UltraPro Short 20+ Year Treasury
	Year Ended May 31, 2014	Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(37,578,881)	$(25,898,692)		$(106,257)	$(38,719)	$(950,981)		$(236,328)
Net realized gain (loss)	680,253,620	(892,071,791)		313,623	(609,891)	(55,956)		(3,227,587)
Change in net unrealized appreciation/depreciation	(1,172,828,097)	1,291,043,006		(885,414)	910,864	(29,162,860)		9,849,007
Change in Net Assets Resulting from Operations	(530,153,358)	373,072,523		(678,048)	262,254	(30,169,797)		6,385,092
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—		—
Net realized gains on investments	—	—		—	—	—		—
Tax return of capital	—	—		—	—	—		—
Total distributions	—	—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,651,157,981	3,402,221,451		7,369,805	2,594,580	90,184,209		61,693,644
Cost of shares redeemed	(1,805,278,329)	(3,086,680,441)		(1,484,132)	—	(11,795,208)		(9,630,346)
Change in net assets resulting from capital transactions	845,879,652	315,541,010		5,885,673	2,594,580	78,389,001		52,063,298
Change in net assets	315,726,294	688,613,533		5,207,625	2,856,834	48,219,204		58,448,390
NET ASSETS:
Beginning of period	$3,863,431,800	$3,174,818,267		$6,899,152	$4,042,318	$63,557,564		$5,109,174
End of period	$4,179,158,094	$3,863,431,800		$12,106,777	$6,899,152	$111,776,768		$63,557,564
Accumulated undistributed net investment income (loss) included in end of period net assets	$(49,361,740)	$(36,999,856)		$(125,622)	$(49,181)	$(1,103,427)		$(182,315)
SHARE TRANSACTIONS:
Beginning of period	56,506,929	51,000,000	(c)	250,000	150,000	825,000	(d)	75,000	(d)
Issued	37,125,000	53,250,000	(c)	250,000	100,000	1,100,000	(d)	887,500	(d)
Issued in-kind	—	—	(c)	—	—	—	(d)	—	(d)
Redeemed	(24,525,000)	(47,743,071	)(c)	(50,000)	—	(150,083	)(d)	(137,500	)(d)
Redemption in-kind	—	—	(c)	—	—	—	(d)	—	(d)
Shares outstanding, end of period	69,106,929	56,506,929	(c)	450,000	250,000	1,774,917	(d)	825,000	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

336 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Russell3000				Ultra S&P500®		Ultra QQQ®
	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$756		$(15,373)		$12,040,171	$6,994,810	$1,201,972	$2,262,547
Net realized gain (loss)	2,318,490		1,370,855		635,803,326	566,510,291	239,230,265	163,377,520
Change in net unrealized appreciation/depreciation	(500,247)		965,789		(106,675,735)	160,879,442	44,045,091	46,440,990
Change in Net Assets Resulting from Operations	1,818,999		2,321,271		541,167,762	734,384,543	284,477,328	212,081,057
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(7,295,429)	(6,814,949)	—	(2,148,625)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		(7,295,429)	(6,814,949)	—	(2,148,625)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,560,909		—		3,957,501,838	2,419,492,887	687,736,524	768,923,518
Cost of shares redeemed	(14,229,480)		—		(4,531,080,901)	(1,994,443,245)	(738,002,085)	(1,135,522,815)
Change in net assets resulting from capital transactions	(3,668,571)		—		(573,579,063)	425,049,642	(50,265,561)	(366,599,297)
Change in net assets	(1,849,572)		2,321,271		(39,706,730)	1,152,619,236	234,211,767	(156,666,865)
NET ASSETS:
Beginning of period	$6,289,173		$3,967,902		$2,429,261,203	$1,276,641,967	$489,629,867	$646,296,732
End of period	$4,439,601		$6,289,173		$2,389,554,473	$2,429,261,203	$723,841,634	$489,629,867
Accumulated undistributed net investment income (loss) included in end of period net assets	$(103)		$(29,142)		$6,850,901	$1,833,759	$1,440,836	$(924,785)
SHARE TRANSACTIONS:
Beginning of period	100,000	(e)	100,000	(e)	30,675,000	25,200,000	7,125,000	12,975,000
Issued	150,000	(e)	—	(e)	16,425,000	24,225,000	2,925,000	4,200,000
Issued in-kind	—	(e)	—	(e)	24,150,000	14,025,000	5,325,000	9,750,000
Redeemed	—	(e)	—	(e)	(13,125,000)	(11,850,000)	(2,025,000)	(9,150,000)
Redemption in-kind	(200,000	)(e)	—	(e)	(36,675,000)	(20,925,000)	(6,600,000)	(10,650,000)
Shares outstanding, end of period	50,000	(e)	100,000	(e)	21,450,000	30,675,000	6,750,000	7,125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 337

	Ultra Dow30SM		Ultra MidCap400				Ultra Russell2000
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,669,926	$874,970	$(377,709)		$(258,748)		$(1,356,194)	$(1,408,228)
Net realized gain (loss)	66,647,241	36,850,732	(37,111,242)		164,441,122		171,947,859	68,853,787
Change in net unrealized appreciation/depreciation	(4,899,434)	57,929,269	(48,947,191)		7,509,845		(119,711,663)	54,637,504
Change in Net Assets Resulting from Operations	63,417,733	95,654,971	(86,436,142)		171,692,219		50,880,002	122,083,063
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,437,582)	(662,263)	—		(373,839)		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	(1,437,582)	(662,263)	—		(373,839)		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	109,265,055	149,181,311	2,935,875,159		1,260,338,975		3,381,386,998	1,853,128,771
Cost of shares redeemed	(126,903,848)	(193,572,581)	(2,794,415,069)		(1,405,522,342)		(3,367,453,821)	(1,983,172,249)
Change in net assets resulting from capital transactions	(17,638,793)	(44,391,270)	141,460,090		(145,183,367)		13,933,177	(130,043,478)
Change in net assets	44,341,358	50,601,438	55,023,948		26,135,013		64,813,179	(7,960,415)
NET ASSETS:
Beginning of period	$256,698,669	$206,097,231	$104,211,899		$78,076,886		$146,453,844	$154,414,259
End of period	$301,040,027	$256,698,669	$159,235,847		$104,211,899		$211,267,023	$146,453,844
Accumulated undistributed net investment income (loss) included in end of period net assets	$585,606	$266,059	$(1,181,068)		$(803,359)		$(2,260,096)	$(1,237,238)
SHARE TRANSACTIONS:
Beginning of period	2,700,000	3,300,000	2,100,000	(g)	2,550,000	(g)	2,400,000	4,200,000
Issued	300,000	1,200,000	44,025,000	(g)	25,500,000	(g)	38,700,000	35,925,000
Issued in-kind	750,000	825,000	8,250,000	(g)	9,750,000	(g)	5,550,000	5,100,000
Redeemed	(675,000)	(1,650,000)	(47,850,000	)(g)	(6,750,000	)(g)	(30,900,000)	(22,500,000)
Redemption in-kind	(525,000)	(975,000)	(4,125,000	)(g)	(28,950,000	)(g)	(13,125,000)	(20,325,000)
Shares outstanding, end of period	2,550,000	2,700,000	2,400,000	(g)	2,100,000	(g)	2,625,000	2,400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

338 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra SmallCap600		UltraPro S&P500®				UltraPro QQQ®
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(114,704)	$(62,080)	$951,779		$337,053		$1,090,117		$(618,369)
Net realized gain (loss)	10,890,550	9,139,167	223,756,503		161,708,119		89,665,880		64,028,181
Change in net unrealized appreciation/depreciation	(1,594,479)	2,411,380	67,920,838		46,578,407		153,879,202		51,356,484
Change in Net Assets Resulting from Operations	9,181,367	11,488,467	292,629,120		208,623,579		244,635,199		114,766,296
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,862)	(385,133)		(205,420)		—		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	(3,862)	(385,133)		(205,420)		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,435,414	—	978,283,965		546,981,879		813,106,376		320,194,636
Cost of shares redeemed	(40,267,771)	(7,367,631)	(1,057,103,176)		(673,641,874)		(685,244,589)		(416,043,967)
Change in net assets resulting from capital transactions	(13,832,357)	(7,367,631)	(78,819,211)		(126,659,995)		127,861,787		(95,849,331)
Change in net assets	(4,650,990)	4,116,974	213,424,776		81,758,164		372,496,986		18,916,965
NET ASSETS:
Beginning of period	$27,453,828	$23,336,854	$355,478,856		$273,720,692		$212,363,248		$193,446,283
End of period	$22,802,838	$27,453,828	$568,903,632		$355,478,856		$584,860,234		$212,363,248
Accumulated undistributed net investment income (loss) included in end of period net assets	$(130,085)	$(16,140)	$600,801		$133,866		$733,058		$(391,452)
SHARE TRANSACTIONS:
Beginning of period	375,000	525,000	5,400,000	(e)	8,000,000	(e)	5,900,000	(g)	8,500,000	(g)
Issued	300,000	—	9,850,000	(e)	7,200,000	(e)	7,350,000	(g)	11,100,000	(g)
Issued in-kind	—	—	2,550,000	(e)	5,300,000	(e)	8,350,000	(g)	1,100,000	(g)
Redeemed	(75,000)	—	(1,200,000	)(e)	(2,900,000	)(e)	(1,650,000	)(g)	(4,600,000	)(g)
Redemption in-kind	(375,000)	(150,000)	(11,350,000	)(e)	(12,200,000	)(e)	(11,400,000	)(g)	(10,200,000	)(g)
Shares outstanding, end of period	225,000	375,000	5,250,000	(e)	5,400,000	(e)	8,550,000	(g)	5,900,000	(g)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 339

	UltraPro Dow30SM		UltraPro MidCap400				UltraPro Russell2000
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$631,890	$141,780	$8,809		$(68,707)		$(539,400)		$(293,348)
Net realized gain (loss)	34,509,066	20,879,632	12,690,567		13,463,992		70,362,387		37,389,211
Change in net unrealized appreciation/depreciation	5,034,376	13,961,633	1,474,773		5,155,832		(10,642,879)		23,220,108
Change in Net Assets Resulting from Operations	40,175,332	34,983,045	14,174,149		18,551,117		59,180,108		60,315,971
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(484,635)	(75,945)	—		—		—		(19,290)
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	(484,635)	(75,945)	—		—		—		(19,290)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	186,037,304	74,286,383	46,572,207		45,629,991		324,904,757		98,885,122
Cost of shares redeemed	(177,501,828)	(84,641,912)	(42,105,593)		(60,799,873)		(310,514,892)		(128,841,981)
Change in net assets resulting from capital transactions	8,535,476	(10,355,529)	4,466,614		(15,169,882)		14,389,865		(29,956,859)
Change in net assets	48,226,173	24,551,571	18,640,763		3,381,235		73,569,973		30,339,822
NET ASSETS:
Beginning of period	$68,294,394	$43,742,823	$26,129,422		$22,748,187		$114,747,235		$84,407,413
End of period	$116,520,567	$68,294,394	$44,770,185		$26,129,422		$188,317,208		$114,747,235
Accumulated undistributed net investment income (loss) included in end of period net assets	$236,286	$101,110	$(25,339)		$(123,881)		$(635,077)		$(291,242)
SHARE TRANSACTIONS:
Beginning of period	800,000	950,000	400,000	(e)	700,000	(e)	2,100,000	(e)	3,200,000	(e)
Issued	1,300,000	750,000	400,000	(e)	1,000,000	(e)	3,450,000	(e)	2,200,000	(e)
Issued in-kind	750,000	500,000	200,000	(e)	100,000	(e)	900,000	(e)	400,000	(e)
Redeemed	(400,000)	(450,000)	(50,000	)(e)	(800,000	)(e)	(200,000	)(e)	(400,000	)(e)
Redemption in-kind	(1,450,000)	(950,000)	(500,000	)(e)	(600,000	)(e)	(3,900,000	)(e)	(3,300,000	)(e)
Shares outstanding, end of period	1,000,000	800,000	450,000	(e)	400,000	(e)	2,350,000	(e)	2,100,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

340 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$32,948	$12,710	$(10,302)	$20,394	$(2,969)	$(10,142)
Net realized gain (loss)	3,243,723	2,214,124	6,599,708	4,082,670	3,805,694	1,277,659
Change in net unrealized appreciation/depreciation	(652,940)	851,787	(721,812)	1,650,954	(997,634)	2,473,266
Change in Net Assets Resulting from Operations	2,623,731	3,078,621	5,867,594	5,754,018	2,805,091	3,740,783
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(29,508)	(14,658)	—	(25,040)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(29,508)	(14,658)	—	(25,040)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	—	—	29,496,246	—
Cost of shares redeemed	(4,828,056)	(2,202,622)	(6,490,902)	—	(34,785,267)	—
Change in net assets resulting from capital transactions	(4,828,056)	(2,202,622)	(6,490,902)	—	(5,289,021)	—
Change in net assets	(2,233,833)	861,341	(623,308)	5,728,978	(2,483,930)	3,740,783
NET ASSETS:
Beginning of period	$7,295,121	$6,433,780	$18,391,425	$12,662,447	$8,874,305	$5,133,522
End of period	$5,061,288	$7,295,121	$17,768,117	$18,391,425	$6,390,375	$8,874,305
Accumulated undistributed net investment income (loss) included in end of period net assets	$19,394	$15,954	$25,682	$23,707	$(3,161)	$(15,231)
SHARE TRANSACTIONS:
Beginning of period	150,000	225,000	225,000	225,000	150,000	150,000
Issued	—	—	—	—	450,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(75,000)	(75,000)	(75,000)	—	(525,000)	—
Shares outstanding, end of period	75,000	150,000	150,000	225,000	75,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 341

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(38,083)	$(44,915)	$33,115	$27,971	$(88,948)	$(49,272)
Net realized gain (loss)	3,540,668	2,289,562	3,233,731	3,227,345	6,748,689	4,759,302
Change in net unrealized appreciation/depreciation	931,973	1,883,911	(132,082)	1,464,589	(873,451)	1,439,038
Change in Net Assets Resulting from Operations	4,434,558	4,128,558	3,134,764	4,719,905	5,786,290	6,149,068
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(34,067)	(25,996)	—	(1,068)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(34,067)	(25,996)	—	(1,068)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	3,235,711	—	25,395,764	12,725,642
Cost of shares redeemed	—	(3,819,729)	(3,212,403)	(2,819,932)	(33,178,623)	(15,935,657)
Change in net assets resulting from capital transactions	—	(3,819,729)	23,308	(2,819,932)	(7,782,859)	(3,210,015)
Change in net assets	4,434,558	308,829	3,124,005	1,873,977	(1,996,569)	2,937,985
NET ASSETS:
Beginning of period	$10,808,749	$10,499,920	$9,713,511	$7,839,534	$15,490,237	$12,552,252
End of period	$15,243,307	$10,808,749	$12,837,516	$9,713,511	$13,493,668	$15,490,237
Accumulated undistributed net investment income (loss) included in end of period net assets	$(49,804)	$(65,256)	$10,013	$8,510	$(100,319)	$(75,719)
SHARE TRANSACTIONS:
Beginning of period	150,000	225,000	225,000	300,000	225,000	300,000
Issued	—	—	—	—	300,000	75,000
Issued in-kind	—	—	75,000	—	—	150,000
Redeemed	—	—	—	(75,000)	—	(150,000)
Redemption in-kind	—	(75,000)	(75,000)	—	(375,000)	(150,000)
Shares outstanding, end of period	150,000	150,000	225,000	225,000	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

342 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Basic Materials		Ultra Nasdaq Biotechnology				Ultra Consumer Goods
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$571,458	$1,423,256	$(1,720,376)		$(302,085)		$92,819		$104,002
Net realized gain (loss)	8,578,364	23,697,255	39,381,225		15,375,313		5,215,216		4,270,886
Change in net unrealized appreciation/depreciation	32,536,726	19,517,007	15,611,731		20,901,620		(1,987,567)		2,462,272
Change in Net Assets Resulting from Operations	41,686,548	44,637,518	53,272,580		35,974,848		3,320,468		6,837,160
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(652,921)	(837,725)	—		—		(95,658)		(78,240)
Net realized gains on investments	(4,439,494)	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	(5,092,415)	(837,725)	—		—		(95,658)		(78,240)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	135,411,106	4,606,432	379,772,696		63,212,586		27,578,079		28,355,230
Cost of shares redeemed	(178,156,298)	(82,176,453)	(214,030,793)		(10,971,200)		(31,186,205)		(28,377,907)
Change in net assets resulting from capital transactions	(42,745,192)	(77,570,021)	165,741,903		52,241,386		(3,608,126)		(22,677)
Change in net assets	(6,151,059)	(33,770,228)	219,014,483		88,216,234		(383,316)		6,736,243
NET ASSETS:
Beginning of period	$123,811,110	$157,581,338	$111,992,489		$23,776,255		$19,542,688		$12,806,445
End of period	$117,660,051	$123,811,110	$331,006,972		$111,992,489		$19,159,372		$19,542,688
Accumulated undistributed net investment income (loss) included in end of period net assets	$259,012	$340,475	$(1,934,576)		$(358,825)		$16,987		$26,857
SHARE TRANSACTIONS:
Beginning of period	3,150,000	5,250,000	2,300,000	(g)	1,000,000	(b)(g)	300,000	(e)	300,000	(e)
Issued	2,700,000	—	1,050,000	(g)	500,000	(b)(g)	300,000	(e)	600,000	(e)
Issued in-kind	300,000	150,000	3,800,000	(g)	1,200,000	(b)(g)	75,000	(e)	—	(e)
Redeemed	(1,800,000)	(300,000)	—	(g)	—	(b)(g)	—	(e)	(450,000	)(e)
Redemption in-kind	(2,175,000)	(1,950,000)	(3,050,000	)(g)	(400,000	)(b)(g)	(450,000	)(e)	(150,000	)(e)
Shares outstanding, end of period	2,175,000	3,150,000	4,100,000	(g)	2,300,000	(b)(g)	225,000	(e)	300,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 343

	Ultra Consumer Services				Ultra Financials		Ultra Health Care
	Year Ended May 31, 2014		Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$22,167		$44,265		$3,929,235	$5,007,643	$192,947		$271,704
Net realized gain (loss)	6,794,440		5,686,098		201,081,434	262,995,828	34,294,955		16,539,045
Change in net unrealized appreciation/depreciation	207,756		870,869		(10,753,736)	224,064,089	1,440,526		12,781,655
Change in Net Assets Resulting from Operations	7,024,363		6,601,232		194,256,933	492,067,560	35,928,428		29,592,404
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,383)		(49,911)		(3,745,781)	(5,384,573)	(230,745)		(233,411)
Net realized gains on investments	—		—		—	—	—		—
Tax return of capital	—		—		—	—	—		—
Total distributions	(20,383)		(49,911)		(3,745,781)	(5,384,573)	(230,745)		(233,411)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	24,252,252		25,634,357		55,228,447	35,681,906	69,846,764		14,616,391
Cost of shares redeemed	(32,654,623)		(17,298,987)		(230,361,872)	(444,154,529)	(81,256,796)		(5,841,317)
Change in net assets resulting from capital transactions	(8,402,371)		8,335,370		(175,133,425)	(408,472,623)	(11,410,032)		8,775,074
Change in net assets	(1,398,391)		14,886,691		15,377,727	78,210,364	24,287,651		38,134,067
NET ASSETS:
Beginning of period	$24,499,775		$9,613,084		$789,906,649	$711,696,285	$73,640,753		$35,506,686
End of period	$23,101,384		$24,499,775		$805,284,376	$789,906,649	$97,928,404		$73,640,753
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,768		$(5,197)		$1,217,284	$1,033,830	$64,072		$77,076
SHARE TRANSACTIONS:
Beginning of period	450,000	(e)	300,000	(e)	8,209,625	13,909,625	1,200,000	(e)	1,050,000	(e)
Issued	375,000	(e)	450,000	(e)	75,000	75,000	675,000	(e)	—	(e)
Issued in-kind	—	(e)	150,000	(e)	450,000	525,000	300,000	(e)	300,000	(e)
Redeemed	—	(e)	(300,000	)(e)	—	(900,000)	—	(e)	—	(e)
Redemption in-kind	(525,000	)(e)	(150,000	)(e)	(2,100,000)	(5,400,000)	(1,125,000	)(e)	(150,000	)(e)
Shares outstanding, end of period	300,000	(e)	450,000	(e)	6,634,625	8,209,625	1,050,000	(e)	1,200,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

344 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Industrials		Ultra Oil & Gas		Ultra Real Estate
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$104,815	$57,548	$702,409	$1,389,343	$4,993,926	$3,238,454
Net realized gain (loss)	10,776,304	2,377,225	27,883,636	45,954,024	(15,007,498)	78,022,556
Change in net unrealized appreciation/depreciation	(960,301)	7,711,418	18,389,674	53,716,813	58,959,736	19,164,133
Change in Net Assets Resulting from Operations	9,920,818	10,146,191	46,975,719	101,060,180	48,946,164	100,425,143
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(62,538)	(44,055)	(552,097)	(795,176)	(4,580,468)	(2,056,576)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(62,538)	(44,055)	(552,097)	(795,176)	(4,580,468)	(2,056,576)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	38,183,937	46,019,279	71,499,310	100,862,755	326,425,407	437,171,940
Cost of shares redeemed	(37,679,815)	(54,175,393)	(113,238,465)	(282,655,506)	(429,593,986)	(494,677,057)
Change in net assets resulting from capital transactions	504,122	(8,156,114)	(41,739,155)	(181,792,751)	(103,168,579)	(57,505,117)
Change in net assets	10,362,402	1,946,022	4,684,467	(81,527,747)	(58,802,883)	40,863,450
NET ASSETS:
Beginning of period	$21,867,115	$19,921,093	$145,195,958	$226,723,705	$367,516,208	$326,652,758
End of period	$32,229,517	$21,867,115	$149,880,425	$145,195,958	$308,713,325	$367,516,208
Accumulated undistributed net investment income (loss) included in end of period net assets	$39,620	$13,560	$801,300	$858,453	$2,274,706	$2,522,992
SHARE TRANSACTIONS:
Beginning of period	300,000	450,000	2,550,000	6,150,000	4,679,372	5,504,372
Issued	375,000	900,000	675,000	1,350,000	3,600,000	6,450,000
Issued in-kind	75,000	—	450,000	975,000	900,000	75,000
Redeemed	(75,000)	(900,000)	(225,000)	(2,850,000)	(300,000)	(3,750,000)
Redemption in-kind	(375,000)	(150,000)	(1,575,000)	(3,075,000)	(5,400,000)	(3,600,000)
Shares outstanding, end of period	300,000	300,000	1,875,000	2,550,000	3,479,372	4,679,372

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 345

	Ultra KBW Regional Banking		Ultra Semiconductors		Ultra Technology
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$124,361	$35,893	$197,098	$263,521	$233,295	$68,155
Net realized gain (loss)	3,268,179	510,877	10,584,980	(2,943,911)	24,904,669	663,783
Change in net unrealized appreciation/depreciation	(2,012,182)	443,587	1,961,989	13,055,410	25,407,552	16,497,272
Change in Net Assets Resulting from Operations	1,380,358	990,357	12,744,067	10,375,020	50,545,516	17,229,210
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(94,459)	(35,563)	(228,269)	(259,100)	(101,587)	(27,429)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(94,459)	(35,563)	(228,269)	(259,100)	(101,587)	(27,429)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,723,246	—	—	13,420,985	15,448,127	65,557,431
Cost of shares redeemed	(19,200,557)	(2,310,431)	(18,269,284)	(21,320,861)	(40,820,669)	(42,052,548)
Change in net assets resulting from capital transactions	7,522,689	(2,310,431)	(18,269,284)	(7,899,876)	(25,372,542)	23,504,883
Change in net assets	8,808,588	(1,355,637)	(5,753,486)	2,216,044	25,071,387	40,706,664
NET ASSETS:
Beginning of period	$2,916,224	$4,271,861	$34,927,277	$32,711,233	$123,865,362	$83,158,698
End of period	$11,724,812	$2,916,224	$29,173,791	$34,927,277	$148,936,749	$123,865,362
Accumulated undistributed net investment income (loss) included in end of period net assets	$36,963	$7,061	$116,899	$103,808	$182,275	$(43,821)
SHARE TRANSACTIONS:
Beginning of period	50,000	100,000	825,000	975,000	1,500,000	1,200,000
Issued	50,000	—	—	—	—	450,000
Issued in-kind	300,000	—	—	450,000	150,000	375,000
Redeemed	—	(50,000)	(75,000)	(225,000)	—	(150,000)
Redemption in-kind	(250,000)	—	(300,000)	(375,000)	(450,000)	(375,000)
Shares outstanding, end of period	150,000	50,000	450,000	825,000	1,200,000	1,500,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

346 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Telecommunications		Ultra Utilities		UltraPro Financials
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014		July 10, 2012* through May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$62,309	$23,742	$364,361	$307,005	$142,019		$2,626
Net realized gain (loss)	1,256,174	592,994	1,285,247	3,206,867	2,167,339		2,630,424
Change in net unrealized appreciation/depreciation	359,981	890,021	2,926,495	(75,857)	4,214,862		933,538
Change in Net Assets Resulting from Operations	1,678,464	1,506,757	4,576,103	3,438,015	6,524,220		3,566,588
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(62,950)	(13,959)	(281,991)	(323,547)	(76,132)		(4,266)
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	(1,372)	—	—	—		—
Total distributions	(62,950)	(15,331)	(281,991)	(323,547)	(76,132)		(4,266)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,087,126	4,820,173	28,207,473	5,465,522	16,293,211		17,098,144
Cost of shares redeemed	(5,940,939)	(4,454,952)	(14,604,133)	(10,346,446)	(2,949,490)		(11,317,048)
Change in net assets resulting from capital transactions	146,187	365,221	13,603,340	(4,880,924)	13,343,721		5,781,096
Change in net assets	1,761,701	1,856,647	17,897,452	(1,766,456)	19,791,809		9,343,418
NET ASSETS:
Beginning of period	$5,180,409	$3,323,762	$14,687,925	$16,454,381	$9,343,418		$—
End of period	$6,942,110	$5,180,409	$32,585,377	$14,687,925	$29,135,227		$9,343,418
Accumulated undistributed net investment income (loss) included in end of period net assets	$56,465	$54,330	$161,728	$79,358	$31,153		$(1,640)
SHARE TRANSACTIONS:
Beginning of period	75,000	75,000	225,000	300,000	200,002	(g)	—	(g)
Issued	75,000	75,000	—	—	—	(g)	400,002	(g)
Issued in-kind	—	—	375,000	75,000	300,000	(g)	200,000	(g)
Redeemed	—	(75,000)	—	—	—	(g)	(200,000	)(g)
Redemption in-kind	(75,000)	—	(225,000)	(150,000)	(50,000	)(g)	(200,000	)(g)
Shares outstanding, end of period	75,000	75,000	375,000	225,000	450,002	(g)	200,002	(g)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 347

	Ultra MSCI EAFE		Ultra MSCI Emerging Markets		Ultra FTSE Europe
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(173,458)	$(96,880)	$(357,964)	$(280,533)	$(192,925)	$(62,176)
Net realized gain (loss)	3,658,855	941,047	(2,881,365)	1,093,979	4,623,161	119,862
Change in net unrealized appreciation/depreciation	3,159,653	4,597,153	5,190,131	2,400,323	3,222,722	2,717,032
Change in Net Assets Resulting from Operations	6,645,050	5,441,320	1,950,802	3,213,769	7,652,958	2,774,718
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	79,748,754	1,047	25,522,079	22,428,189	42,313,089	7,389,075
Cost of shares redeemed	(47,625,854)	(4,753,325)	(21,408,909)	(10,596,673)	(31,260,954)	(2,964,392)
Change in net assets resulting from capital transactions	32,122,900	(4,752,278)	4,113,170	11,831,516	11,052,135	4,424,683
Change in net assets	38,767,950	689,042	6,063,972	15,045,285	18,705,093	7,199,401
NET ASSETS:
Beginning of period	$8,724,830	$8,035,788	$36,510,692	$21,465,407	$9,329,815	$2,130,414
End of period	$47,492,780	$8,724,830	$42,574,664	$36,510,692	$28,034,908	$9,329,815
Accumulated undistributed net investment income (loss) included in end of period net assets	$(222,434)	$(132,639)	$(504,103)	$(378,629)	$(229,378)	$(72,067)
SHARE TRANSACTIONS:
Beginning of period	100,000	150,000	500,000	350,000	250,000	100,000
Issued	750,000	—	350,000	300,000	900,000	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(450,000)	(50,000)	(300,000)	(150,000)	(650,000)	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	400,000	100,000	550,000	500,000	500,000	250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

348 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Pacific ex-Japan		Ultra MSCI Brazil Capped			Ultra FTSE China 25
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013		Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,895)	$(23,876)	$(72,086)	$(99,272)		$(364,658)	$(287,738)
Net realized gain (loss)	1,049,801	(94,363)	(4,540,566)	(1,905,772)		(203,746)	(753,922)
Change in net unrealized appreciation/depreciation	1,298	1,133,636	3,360,483	2,231,831		4,652,308	4,615,622
Change in Net Assets Resulting from Operations	1,031,204	1,015,397	(1,252,169)	226,787		4,083,904	3,573,962
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	40,598,888	1,759,280	4,231,821	5,241,673		9,676,953	23,891,027
Cost of shares redeemed	(41,226,174)	(2,182,569)	(4,434,775)	(5,843,033)		(11,005,913)	(12,935,256)
Change in net assets resulting from capital transactions	(627,286)	(423,289)	(202,954)	(601,360)		(1,328,960)	10,955,771
Change in net assets	403,918	592,108	(1,455,123)	(374,573)		2,754,944	14,529,733
NET ASSETS:
Beginning of period	$1,805,471	$1,213,363	$8,560,048	$8,934,621		$39,205,283	$24,675,550
End of period	$2,209,389	$1,805,471	$7,104,925	$8,560,048		$41,960,227	$39,205,283
Accumulated undistributed net investment income (loss) included in end of period net assets	$(34,475)	$(34,266)	$(120,014)	$(148,403)		$(516,007)	$(401,428)
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	149,948	150,000	(c)	800,000	600,000
Issued	1,150,000	50,000	100,000	87,500	(c)	200,000	450,000
Issued in-kind	—	—	—	—	(c)	—	—
Redeemed	(1,150,000)	(50,000)	(100,000)	(87,552	)(c)	(200,000)	(250,000)
Redemption in-kind	—	—	—	—	(c)	—	—
Shares outstanding, end of period	50,000	50,000	149,948	149,948	(c)	800,000	800,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 349

	Ultra MSCI Japan		Ultra MSCI Mexico Capped IMI		Ultra 7-10 Year Treasury
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(303,475)	$(179,189)	$(45,526)	$(28,813)	$1,824,227	$(14,363)
Net realized gain (loss)	5,776,073	115,717	(65,268)	(123,414)	(68,692,317)	19,730,906
Change in net unrealized appreciation/depreciation	736,760	3,690,433	(19,881)	567,686	96,921,408	(112,362,497)
Change in Net Assets Resulting from Operations	6,209,358	3,626,961	(130,675)	415,459	30,053,318	(92,645,954)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(383,511)	(115,135)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(383,511)	(115,135)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	48,750,721	34,464,307	6,085,958	2,666,673	6,473,447,760	2,624,145,413
Cost of shares redeemed	(70,487,272)	(11,327,022)	(4,192,567)	—	(5,705,454,819)	(1,997,792,458)
Change in net assets resulting from capital transactions	(21,736,551)	23,137,285	1,893,391	2,666,673	767,992,941	626,352,955
Change in net assets	(15,527,193)	26,764,246	1,762,716	3,082,132	797,662,748	533,591,866
NET ASSETS:
Beginning of period	$44,016,231	$17,251,985	$4,545,568	$1,463,436	$1,133,979,683	$600,387,817
End of period	$28,489,038	$44,016,231	$6,308,284	$4,545,568	$1,931,642,431	$1,133,979,683
Accumulated undistributed net investment income (loss) included in end of period net assets	$(399,216)	$(259,758)	$(63,858)	$(35,349)	$1,293,128	$(198,648)
SHARE TRANSACTIONS:
Beginning of period	600,000	350,000	100,000	50,000	20,700,000	10,550,000
Issued	600,000	450,000	150,000	50,000	121,000,000	25,450,000
Issued in-kind	—	—	—	—	2,250,000	19,950,000
Redeemed	(850,000)	(200,000)	(100,000)	—	(90,550,000)	(17,950,000)
Redemption in-kind	—	—	—	—	(17,850,000)	(17,300,000)
Shares outstanding, end of period	350,000	600,000	150,000	100,000	35,550,000	20,700,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

350 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra 20+ Year Treasury		Ultra High Yield		Ultra Investment Grade Corporate
	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2014	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,956	$95,164	$(9,782)	$(43,320)	$(13,882)	$(43,918)
Net realized gain (loss)	(3,168,088)	8,279,411	511,145	398,653	(461,053)	1,052,021
Change in net unrealized appreciation/depreciation	4,328,297	(10,349,339)	(64,595)	781,394	321,365	(797,991)
Change in Net Assets Resulting from Operations	1,211,165	(1,974,764)	436,768	1,136,727	(153,570)	210,112
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,857)	(12,993)	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(30,857)	(12,993)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	37,614,486	49,404,097	10,185,749	292	13,183,007	2,654,779
Cost of shares redeemed	(28,220,156)	(47,492,613)	(10,200,589)	(2,667,391)	(15,463,394)	—
Change in net assets resulting from capital transactions	9,394,330	1,911,484	(14,840)	(2,667,099)	(2,280,387)	2,654,779
Change in net assets	10,574,638	(76,273)	421,928	(1,530,372)	(2,433,957)	2,864,891
NET ASSETS:
Beginning of period	$18,668,504	$18,744,777	$2,596,206	$4,126,578	$5,359,094	$2,494,203
End of period	$29,243,142	$18,668,504	$3,018,134	$2,596,206	$2,925,137	$5,359,094
Accumulated undistributed net investment income (loss) included in end of period net assets	$71,573	$90,453	$(3,532)	$(56,057)	$(3,223)	$(52,987)
SHARE TRANSACTIONS:
Beginning of period	300,000	250,000	50,000	100,000	100,000	50,000
Issued	650,000	400,000	—	—	50,000	50,000
Issued in-kind	—	300,000	200,000	—	200,000	—
Redeemed	(500,000)	(350,000)	—	(50,000)	(300,000)	—
Redemption in-kind	—	(300,000)	(200,000)	—	—	—
Shares outstanding, end of period	450,000	300,000	50,000	50,000	50,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 351

FINANCIAL HIGHLIGHTS

352 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
DJ Brookfield Global Infrastructure ETF
March 25, 2014* through May 31, 2014	$40.00	$0.20	$2.84	$—		$3.04	$—	$—	$—	$—	$43.04	7.59%	7.70%
Global Listed Private Equity ETF
Year ended May 31, 2014	40.82	1.59	6.27	—		7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—		0.82	—	—	—	—	40.82	2.05	1.90
Large Cap Core Plus
Year ended May 31, 2014	76.96	1.32	16.66	—		17.98	(1.24)	—	—	(1.24)	93.70	23.59	23.42
Year ended May 31, 2013	59.46	0.90	17.01	—		17.91	(0.41)	—	—	(0.41)	76.96	30.22	30.25
Year ended May 31, 2012	62.15	0.62	(2.81)	—	(h)	(2.19)	(0.50)	—	—	(0.50)	59.46	(3.51)	(3.06)
Year ended May 31, 2011	49.79	0.57	12.19	—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62
July 13, 2009* through May 31, 2010	40.00	0.38	9.63	0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71
S&P 500 Aristocrats ETF
October 9, 2013* through May 31, 2014	40.00	0.58	5.32	—		5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
DJ Brookfield Global Infrastructure ETF
March 25, 2014* through May 31, 2014	5.91%	0.45%	(2.81)%	2.64%	$4,304	—%
Global Listed Private Equity ETF
Year ended May 31, 2014	2.94	0.60	1.36	3.69	6,638	19
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4
Large Cap Core Plus
Year ended May 31, 2014	1.01	0.45	1.00	1.56	299,853	67
Year ended May 31, 2013	1.09	0.75	1.00	1.33	138,523	75
Year ended May 31, 2012	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101
S&P 500 Aristocrats ETF
October 9, 2013* through May 31, 2014	0.70	0.35	1.69	2.04	184,624	7

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 353

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
High Yield-Interest Rate Hedged
Year ended May 31, 2014	$79.27	$4.15	$(0.75)	$0.56	$3.96	$(3.71)	$—	$—	$(3.71)	$79.52	5.15%	3.98%
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56
Investment Grade-Interest Rate Hedged
November 5, 2013* through May 31, 2014	80.00	1.68	0.57	0.33	2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04
USD Covered Bond
Year ended May 31, 2014	101.70	0.93	0.05	—	0.98	(0.94)	—	—	(0.94)	101.74	0.97	1.03
Year ended May 31, 2013	100.17	0.96	1.53	—	2.49	(0.96)	—	—	(0.96)	101.70	2.49	1.46
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2014	41.15	0.26	2.48	—	2.74	(0.71)	—	—	(0.71)	43.18	6.72	5.98
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06
Short Term USD Emerging Markets Bond ETF
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28	3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
High Yield-Interest Rate Hedged
Year ended May 31, 2014	0.98%	0.50%	4.75%	5.23%	$147,103	36%
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)
Investment Grade-Interest Rate Hedged
November 5, 2013* through May 31, 2014	0.89	0.30	3.07	3.66	81,188	17
USD Covered Bond
Year ended May 31, 2014	2.57	0.35	(1.29)	0.92	6,613	83
Year ended May 31, 2013	1.01	0.35	0.29	0.95	6,611	24
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2014	4.10	0.45	(3.03)	0.61	4,318	120
Year ended May 31, 2013	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22
Short Term USD Emerging Markets Bond ETF
November 19, 2013* through May 31, 2014	1.77	0.50	2.58	3.85	12,248	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

354 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Hedge Replication ETF
Year ended May 31, 2014	$40.55	$(0.26)	$1.66	$0.01	$1.41	$—	$—	$—	$—	$41.96	3.49%	3.22%
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—	—	—	—	38.11	(4.71)	(4.60)
Merger ETF
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—	(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)
RAFI® Long/Short
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25
Year ended May 31, 2013	36.02	0.43	5.97	—	6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01	(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02	1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedge Replication ETF
Year ended May 31, 2014	1.68%	0.95%	(1.36)%	(0.63)%	$31,471	193%
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158
Merger ETF
Year ended May 31, 2014	4.52	0.75	(2.85)	0.91	3,707	299
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274
RAFI® Long/Short
Year ended May 31, 2014	1.18	0.95	0.85	1.08	57,764	62
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 355

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
30 Year TIPS/TSY Spread
Year ended May 31, 2014	$37.80	$0.44	$(2.09)		$—	$(1.65)	$(0.34)	$—	$—	$(0.34)	$35.81	(4.40)%	(3.01)%
Year ended May 31, 2013	38.52	0.41	(0.46)		—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)		0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)
Short 30 Year TIPS/TSY Spread
Year ended May 31, 2014	38.82	0.82	(0.32)		—	0.50	(0.80)	—	—	(0.80)	38.52	1.26	4.30
Year ended May 31, 2013	40.90	0.69	(2.07)		—	(1.38)	(0.70)	—	—	(0.70)	38.82	(3.32)	(1.14)
January 10, 2012* through May 31, 2012	40.00	0.28	0.70		0.04	1.02	(0.12)	—	—	(0.12)	40.90	2.57	(1.17)
UltraPro 10 Year TIPS/TSY Spread
Year ended May 31, 2014	36.38	0.20	(1.48)		—	(1.28)	—	—	—	—	35.10	(3.53)	(4.83)
Year ended May 31, 2013	38.65	(0.22)	(1.64	)(i)	0.02	(1.84)	(0.32)	—	(0.11)	(0.43)	36.38	(4.84)	(1.61)
February 7, 2012* through May 31, 2012	40.00	0.38	(1.77)		0.04	(1.35)	—	—	—	—	38.65	(3.38)	(4.20)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
30 Year TIPS/TSY Spread
Year ended May 31, 2014	4.34%	0.75%	(2.39)%	1.20%	$3,581	102%
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136
Short 30 Year TIPS/TSY Spread
Year ended May 31, 2014	4.13	0.75	(1.26)	2.12	3,852	109
Year ended May 31, 2013	2.62	0.75	(0.06)	1.81	3,882	126
January 10, 2012* through May 31, 2012	3.45	0.75	(0.88)	1.81	4,090	123
UltraPro 10 Year TIPS/TSY Spread
Year ended May 31, 2014	8.22	0.75	(6.91)	0.57	1,755	199
Year ended May 31, 2013	2.73	0.75	(2.53)	(0.56)	1,819	240
February 7, 2012* through May 31, 2012	3.86	0.75	(0.10)	3.01	3,865	14

*  Commencement of investment operations.

See accompanying notes to the financial statements.

356 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 10 Year TIPS/TSY Spread
Year ended May 31, 2014	$40.76	$0.21	$(0.49)	$—	$(0.28)	$(0.09)	$—	$(0.02)	$(0.11)	$40.37	(0.70)%	4.01%
Year ended May 31, 2013	40.80	0.19	(0.02)	0.02	0.19	(0.23)	—	—	(0.23)	40.76	0.50	(1.32)
February 7, 2012* through May 31, 2012	40.00	0.12	0.68	0.04	0.84	(0.04)	—	—	(0.04)	40.80	2.09	2.32
Short S&P500®
Year ended May 31, 2014	29.26	(0.23)	(5.16)	—	(5.39)	—	—	—	—	23.87	(18.43)	(18.45)
Year ended May 31, 2013	38.09	(0.27)	(8.56)	—	(8.83)	—	—	—	—	29.26	(23.19)	(23.20)
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01	(2.26)	—	—	—	—	38.09	(5.60)	(5.57)
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Short QQQ®
Year ended May 31, 2014	22.44	(0.18)	(5.04)	—	(5.22)	—	—	—	—	17.22	(23.24)	(23.19)
Year ended May 31, 2013	27.73	(0.22)	(5.07)	—	(5.29)	—	—	—	—	22.44	(19.09)	(19.16)
Year ended May 31, 2012	31.91	(0.28)	(3.91)	0.01	(4.18)	—	—	—	—	27.73	(13.09)	(13.06)
Year ended May 31, 2011	42.80	(0.30)	(10.60)	0.01	(10.89)	—	—	—	—	31.91	(25.46)	(25.47)
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01	(15.43)	—	—	—	—	42.80	(26.50)	(26.52)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 10 Year TIPS/TSY Spread
Year ended May 31, 2014	7.03%	0.75%	(5.77)%	0.50%	$2,018	170%
Year ended May 31, 2013	2.76	0.75	(1.53)	0.48	2,038	259
February 7, 2012* through May 31, 2012	3.89	0.75	(2.21)	0.93	4,080	4
Short S&P500®
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Year ended May 31, 2013	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Short QQQ®
Year ended May 31, 2014	1.05	0.95	(1.03)	(0.93)	222,194	—
Year ended May 31, 2013	1.04	0.95	(0.95)	(0.86)	193,538	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 357

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Year ended May 31, 2014	$29.31	$(0.25)	$(3.64)	$—		$(3.89)	$—	$—	$—	$—	$25.42	(13.25)%	(13.21)%
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—		(8.18)	—	—	—	—	29.31	(21.83)	(21.85)
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01		(2.56)	—	—	—	—	37.49	(6.39)	(6.42)
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01		(12.34)	—	—	—	—	40.05	(23.57)	(23.59)
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01		(14.13)	—	—	—	—	52.39	(21.24)	(20.70)
Short MidCap400
Year ended May 31, 2014	21.46	(0.18)	(3.58)	—		(3.76)	—	—	—	—	17.70	(17.50)	(17.49)
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—		(7.28)	—	—	—	—	21.46	(25.34)	(25.40)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01		(0.86)	—	—	—	—	28.74	(2.92)	(2.97)
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Dow30SM
Year ended May 31, 2014	0.98%	0.95%	(0.95)%	(0.92)%	$286,026	—%
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	1.00	0.95	(0.90)	(0.86)	278,994	—
Short MidCap400
Year ended May 31, 2014	1.13	0.95	(1.11)	(0.94)	107,529	—
Year ended May 31, 2013	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
See accompanying notes to the financial statements.

358 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Year ended May 31, 2014	$20.52	$(0.16)	$(3.44)		$—	$(3.60)	$—	$—	$—	$—	$16.92	(17.54)%	(17.58)%
Year ended May 31, 2013	28.09	(0.21)	(7.36)		—	(7.57)	—	—	—	—	20.52	(26.94)	(27.02)
Year ended May 31, 2012	29.02	(0.28)	(0.66)		0.01	(0.93)	—	—	—	—	28.09	(3.20)	(3.10)
Year ended May 31, 2011	40.28	(0.29)	(10.98)		0.01	(11.26)	—	—	—	—	29.02	(27.95)	(27.88)
Year ended May 31, 2010	58.14	(0.38)	(17.49)		0.01	(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Short SmallCap600
Year ended May 31, 2014(aa)	71.31	(0.61)	(13.13)		—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)
Year ended May 31, 2013(aa)	96.62	(0.70)	(24.61)		—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)
Year ended May 31, 2012(aa)	103.39	(0.98)	(5.81	)(i)	0.02	(6.77)	—	—	—	—	96.62	(6.55)	(7.04)
Year ended May 31, 2011(aa)	142.16	(1.01)	(37.78)		0.02	(38.77)	—	—	—	—	103.39	(27.27)	(27.04)
Year ended May 31, 2010(aa)	205.87	(1.41)	(62.33)		0.03	(63.71)	—	—	—	—	142.16	(30.95)	(31.11)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Russell2000
Year ended May 31, 2014	1.02%	0.95%	(0.99)%	(0.92)%	$699,357	—%
Year ended May 31, 2013	1.03	0.95	(0.94)	(0.86)	377,110	—
Year ended May 31, 2012	1.03	0.95	(1.00)	(0.92)	459,285	—
Year ended May 31, 2011	1.04	0.95	(0.93)	(0.84)	398,266	—
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Short SmallCap600
Year ended May 31, 2014(aa)	1.34	0.95	(1.33)	(0.94)	9,710	—
Year ended May 31, 2013(aa)	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012(aa)	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011(aa)	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010(aa)	1.21	0.95	(1.11)	(0.86)	26,655	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 359

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell3000
Year ended May 31, 2014	$33.40	$(0.26)	$(11.28)	$—	$(11.54)	$—	$—	$—	$—	$21.86	(34.57)%	(30.79)%
Year ended May 31, 2013	58.09	(0.38)	(24.31)	—	(24.69)	—	—	—	—	33.40	(42.50)	(45.71)
Year ended May 31, 2012(v)	67.64	(0.61)	(8.95)	0.01	(9.55)	—	—	—	—	58.09	(14.11)	(14.35)
Year ended May 31, 2011(v)	119.22	(0.74)	(50.87)	0.03	(51.58)	—	—	—	—	67.64	(43.27)	(42.68)
June 30, 2009* through May 31, 2010(v)	200.00	(1.08)	(79.76)	0.06	(80.78)	—	—	—	—	119.22	(40.38)	(40.43)
UltraShort S&P500®
Year ended May 31, 2014	40.09	(0.28)	(13.29)	—	(13.57)	—	—	—	—	26.52	(33.84)	(33.69)
Year ended May 31, 2013(x)	68.40	(0.42)	(27.89)	—	(28.31)	—	—	—	—	40.09	(41.39)	(41.46)
Year ended May 31, 2012(x)	80.33	(0.67)	(11.27)	0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)
Year ended May 31, 2011(x)	137.61	(0.82)	(56.47)	0.01	(57.28)	—	—	—	—	80.33	(41.64)	(41.61)
Year ended May 31, 2010(x)	224.51	(1.24)	(85.68)	0.02	(86.90)	—	—	—	—	137.61	(38.71)	(38.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell3000
Year ended May 31, 2014	9.53%	0.95%	(9.53)%	(0.95)%	$655	—%
Year ended May 31, 2013	7.53	0.95	(7.43)	(0.85)	1,002	—
Year ended May 31, 2012(v)	5.80	0.95	(5.76)	(0.91)	1,742	—
Year ended May 31, 2011(v)	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010(v)	2.17	0.95	(2.08)	(0.86)	2,385	—
UltraShort S&P500®
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,625,831	—
Year ended May 31, 2013(x)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
Year ended May 31, 2012(x)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011(x)	0.89	0.89	(0.77)	(0.77)	2,034,927	—
Year ended May 31, 2010(x)	0.90	0.90	(0.80)	(0.80)	3,511,675	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

360 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort QQQ®
Year ended May 31, 2014(aa)	$91.05	$(0.63)	$(37.24)	$—	$(37.87)	$—	$—	$—	$—	$53.18	(41.59)%	(41.51)%
Year ended May 31, 2013(aa)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)
Year ended May 31, 2012(aa)	195.97	(1.55)	(53.30)	0.04	(54.81)	—	—	—	—	141.16	(27.97)	(28.04)
Year ended May 31, 2011(o)(aa)	360.33	(2.15)	(162.24)	0.03	(164.36)	—	—	—	—	195.97	(45.62)	(45.53)
Year ended May 31, 2010(o)(aa)	687.45	(3.66)	(323.52)	0.06	(327.12)	—	—	—	—	360.33	(47.57)	(47.67)
UltraShort Dow30SM
Year ended May 31, 2014	34.64	(0.28)	(8.38)	—	(8.66)	—	—	—	—	25.98	(25.01)	(25.05)
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)
Year ended May 31, 2012(u)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)
Year ended May 31, 2011(u)	117.00	(0.74)	(48.75)	0.01	(49.48)	—	—	—	—	67.52	(42.29)	(42.19)
Year ended May 31, 2010(u)	192.60	(1.12)	(74.50)	0.02	(75.60)	—	—	—	—	117.00	(39.25)	(39.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Year ended May 31, 2014(aa)	1.02%	0.95%	(0.99)%	(0.92)%	$379,610	—%
Year ended May 31, 2013(aa)	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012(aa)	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(o)(aa)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)(aa)	1.02	0.95	(0.92)	(0.85)	887,757	—
UltraShort Dow30SM
Year ended May 31, 2014	0.99	0.95	(0.96)	(0.93)	243,513	—
Year ended May 31, 2013	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(u)	0.97	0.95	(0.93)	(0.91)	291,073	—
Year ended May 31, 2011(u)	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010(u)	0.97	0.95	(0.87)	(0.85)	533,081	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 361

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Year ended May 31, 2014(aa)	$72.42	$(0.55)	$(23.03)	$—	$(23.58)	$—	$—	$—	$—	$48.84	(32.56)%	(32.37)%
Year ended May 31, 2013(aa)	131.86	(0.88)	(58.56)	—	(59.44)	—	—	—	—	72.42	(45.08)	(45.23)
Year ended May 31, 2012(aa)	150.54	(1.39)	(17.32)	0.03	(18.68)	—	—	—	—	131.86	(12.40)	(12.37)
Year ended May 31, 2011(n)(aa)	296.88	(1.78)	(144.59)	0.03	(146.34)	—	—	—	—	150.54	(49.31)	(49.30)
Year ended May 31, 2010(n)(aa)	624.36	(3.29)	(324.21)	0.02	(327.48)	—	—	—	—	296.88	(52.43)	(52.33)
UltraShort Russell2000
Year ended May 31, 2014(aa)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)
Year ended May 31, 2013(aa)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)
Year ended May 31, 2012(aa)	161.63	(1.49)	(23.19)	0.05	(24.63)	—	—	—	—	137.00	(15.24)	(15.12)
Year ended May 31, 2011(n)(aa)	326.08	(1.96)	(162.52)	0.03	(164.45)	—	—	—	—	161.63	(50.43)	(50.34)
Year ended May 31, 2010(n)(aa)	717.48	(3.60)	(387.87)	0.07	(391.40)	—	—	—	—	326.08	(54.56)	(54.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Year ended May 31, 2014(aa)	1.56%	0.95%	(1.54)%	(0.94)%	$11,209	—%
Year ended May 31, 2013(aa)	1.19	0.95	(1.10)	(0.86)	16,632	—
Year ended May 31, 2012(aa)	1.09	0.95	(1.05)	(0.92)	35,227	—
Year ended May 31, 2011(n)(aa)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)(aa)	1.14	0.95	(1.03)	(0.85)	43,141	—
UltraShort Russell2000
Year ended May 31, 2014(aa)	1.04	0.95	(1.01)	(0.93)	276,053	—
Year ended May 31, 2013(aa)	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012(aa)	1.03	0.95	(1.00)	(0.92)	324,228	—
Year ended May 31, 2011(n)(aa)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)(aa)	1.04	0.95	(0.93)	(0.84)	469,252	—

See accompanying notes to the financial statements.

362 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort SmallCap600
Year ended May 31, 2014(aa)	$73.84	$(0.51)	$(25.98)	$—	$(26.49)	$—	$—	$—	$—	$47.35	(35.88)%	(35.34)%
Year ended May 31, 2013(aa)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)
Year ended May 31, 2012(aa)	173.89	(1.57)	(34.28)	0.05	(35.80)	—	—	—	—	138.09	(20.59)	(20.89)
Year ended May 31, 2011(n)(aa)	342.47	(2.11)	(166.54)	0.07	(168.58)	—	—	—	—	173.89	(49.24)	(49.26)
Year ended May 31, 2010(n)(aa)	753.53	(3.89)	(407.23)	0.06	(411.06)	—	—	—	—	342.47	(54.56)	(54.78)
UltraPro Short S&P500®
Year ended May 31, 2014(aa)	95.74	(0.62)	(44.47)	—	(45.09)	—	—	—	—	50.65	(47.09)	(46.80)
Year ended May 31, 2013(aa)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)
Year ended May 31, 2012(v)(aa)	299.22	(2.27)	(79.20)	0.06	(81.41)	—	—	—	—	217.81	(27.20)	(27.19)
Year ended May 31, 2011(v)(aa)	692.70	(3.56)	(390.01)	0.09	(393.48)	—	—	—	—	299.22	(56.81)	(56.68)
June 23, 2009* through May 31, 2010(v)(aa)	1,600.00	(5.83)	(901.67)	0.20	(907.30)	—	—	—	—	692.70	(56.70)	(56.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Year ended May 31, 2014(aa)	2.33%	0.95%	(2.32)%	(0.94)%	$8,206	—%
Year ended May 31, 2013(aa)	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012(aa)	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(n)(aa)	1.53	0.95	(1.40)	(0.82)	20,374	—
Year ended May 31, 2010(n)(aa)	1.36	0.95	(1.25)	(0.84)	19,264	—
UltraPro Short S&P500®
Year ended May 31, 2014(aa)	0.92	0.92	(0.89)	(0.89)	600,540	—
Year ended May 31, 2013(aa)	0.93	0.93	(0.85)	(0.85)	582,305	—
Year ended May 31, 2012(v)(aa)	0.93	0.93	(0.89)	(0.89)	467,180	—
Year ended May 31, 2011(v)(aa)	0.95	0.95	(0.82)	(0.82)	308,943	—
June 23, 2009* through May 31, 2010(v)(aa)	1.01	0.95	(0.91)	(0.86)	249,373	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 363

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short QQQ®
Year ended May 31, 2014(aa)	$108.48	$(0.62)	$(60.51)	$—	$(61.13)	$—	$—	$—	$—	$47.35	(56.35)%	(56.31)%
Year ended May 31, 2013(aa)	215.45	(1.26)	(105.71)	—	(106.97)	—	—	—	—	108.48	(49.65)	(49.58)
Year ended May 31, 2012(u)(aa)	381.84	(2.41)	(164.06)	0.08	(166.39)	—	—	—	—	215.45	(43.58)	(43.59)
Year ended May 31, 2011(u)(aa)	989.08	(4.28)	(603.09)	0.13	(607.24)	—	—	—	—	381.84	(61.39)	(61.47)
February 9, 2010* through May 31, 2010(u)(aa)	1,280.00	(2.36)	(288.56)	—	(290.92)	—	—	—	—	989.08	(22.73)	(22.66)
UltraPro Short Dow30SM
Year ended May 31, 2014	42.10	(0.32)	(14.75)	—	(15.07)	—	—	—	—	27.03	(35.79)	(35.63)
Year ended May 31, 2013(x)	90.29	(0.51)	(47.68)	—	(48.19)	—	—	—	—	42.10	(53.37)	(53.48)
Year ended May 31, 2012(x)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)
Year ended May 31, 2011(x)	287.42	(1.45)	(162.81)	0.02	(164.24)	—	—	—	—	123.18	(57.14)	(57.18)
February 9, 2010* through May 31, 2010(x)	320.00	(0.65)	(31.93)	—	(32.58)	—	—	—	—	287.42	(10.18)	(10.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ®
Year ended May 31, 2014(aa)	1.06%	0.95%	(1.03)%	(0.92)%	$359,802	—%
Year ended May 31, 2013(aa)	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(u)(aa)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(u)(aa)	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010(u)(aa)	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Year ended May 31, 2014	1.03	0.95	(1.01)	(0.93)	124,339	—
Year ended May 31, 2013(x)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(x)	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011(x)	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010(x)	2.15	0.95	(2.02)	(0.83)	10,778	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

364 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short MidCap400
Year ended May 31, 2014(aa)	$88.02	$(0.57)	$(40.02)	$—	$(40.59)	$—	$—	$—	$—	$47.43	(46.11)%	(45.41)%
Year ended May 31, 2013(aa)	222.43	(1.29)	(133.12)	—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)
Year ended May 31, 2012(u)(aa)	305.36	(2.60)	(80.43)	0.10	(82.93)	—	—	—	—	222.43	(27.16)	(26.99)
Year ended May 31, 2011(u)(aa)	888.36	(4.18)	(578.82)	—	(583.00)	—	—	—	—	305.36	(65.62)	(65.64)
February 9, 2010* through May 31, 2010(u)(aa)	1,280.00	(2.30)	(389.34)	—	(391.64)	—	—	—	—	888.36	(30.60)	(30.69)
UltraPro Short Russell2000
Year ended May 31, 2014(aa)	79.51	(0.48)	(37.08)	—	(37.56)	—	—	—	—	41.95	(47.23)	(47.37)
Year ended May 31, 2013(aa)	217.23	(1.09)	(136.63)	—	(137.72)	—	—	—	—	79.51	(63.40)	(63.49)
Year ended May 31, 2012(v)(aa)	326.55	(2.47)	(106.92)	0.07	(109.32)	—	—	—	—	217.23	(33.48)	(33.33)
Year ended May 31, 2011(v)(aa)	1,005.12	(4.22)	(674.43)	0.08	(678.57)	—	—	—	—	326.55	(67.51)	(67.45)
February 9, 2010* through May 31, 2010(v)(aa)	1,600.00	(2.55)	(592.33)	—	(594.88)	—	—	—	—	1005.12	(37.18)	(37.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short MidCap400
Year ended May 31, 2014(aa)	2.27%	0.95%	(2.26)%	(0.94)%	$8,001	—%
Year ended May 31, 2013(aa)	2.05	0.95	(1.96)	(0.86)	6,050	—
Year ended May 31, 2012(u)(aa)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 2011(u)(aa)	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010(u)(aa)	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Year ended May 31, 2014(aa)	1.13	0.95	(1.11)	(0.93)	75,711	—
Year ended May 31, 2013(aa)	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(v)(aa)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(v)(aa)	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010(v)(aa)	2.12	0.95	(1.99)	(0.82)	15,077	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 365

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Year ended May 31, 2014(y)	$54.81	$(0.43)	$(17.92)	$—	$(18.35)	$—	$—	$—	$—	$36.46	(33.47)%	(26.10)%
Year ended May 31, 2013(y)	102.64	(0.65)	(47.18)	—	(47.83)	—	—	—	—	54.81	(46.60)	(49.55)
Year ended May 31, 2012(y)	115.02	(1.07)	(11.31)	—	(12.38)	—	—	—	—	102.64	(10.76)	(11.41)
Year ended May 31, 2011(y)	194.48	(1.35)	(78.16)	0.05	(79.46)	—	—	—	—	115.02	(40.85)	(40.11)
Year ended May 31, 2010(y)	339.64	(1.90)	(143.28)	0.02	(145.16)	—	—	—	—	194.48	(42.74)	(42.11)
UltraShort Russell1000 Growth
Year ended May 31, 2014	39.67	(0.30)	(14.18)	—	(14.48)	—	—	—	—	25.19	(36.50)	(35.51)
Year ended May 31, 2013	63.16	(0.43)	(23.06)	—	(23.49)	—	—	—	—	39.67	(37.19)	(36.23)
Year ended May 31, 2012(u)	77.31	(0.69)	(13.50)	0.04	(14.15)	—	—	—	—	63.16	(18.31)	(20.86)
Year ended May 31, 2011(u)	140.64	(0.89)	(62.45)	0.01	(63.33)	—	—	—	—	77.31	(45.02)	(45.01)
Year ended May 31, 2010(u)	230.02	(1.34)	(88.06)	0.02	(89.38)	—	—	—	—	140.64	(38.86)	(38.64)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Year ended May 31, 2014(y)	11.07%	0.95%	(11.07)%	(0.95)%	$683	—%
Year ended May 31, 2013(y)	6.63	0.95	(6.53)	(0.85)	1,028	—
Year ended May 31, 2012(y)	5.03	0.95	(5.00)	(0.92)	1,925	—
Year ended May 31, 2011(y)	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010(y)	1.96	0.95	(1.85)	(0.84)	10,939	—
UltraShort Russell1000 Growth
Year ended May 31, 2014	3.63	0.95	(3.63)	(0.95)	2,833	—
Year ended May 31, 2013	4.60	0.95	(4.53)	(0.87)	4,462	—
Year ended May 31, 2012(u)	2.99	0.95	(2.96)	(0.92)	2,367	—
Year ended May 31, 2011(u)	2.54	0.95	(2.41)	(0.82)	4,349	—
Year ended May 31, 2010(u)	1.89	0.95	(1.78)	(0.85)	10,548	—

See accompanying notes to the financial statements.

366 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Value
Year ended May 31, 2014	$22.59	$(0.17)	$(8.09)	$—	$(8.26)	$—	$—	$—	$—	$14.33	(36.56)%	(37.04)%
Year ended May 31, 2013	43.42	(0.27)	(20.56)	—	(20.83)	—	—	—	—	22.59	(47.96)	(44.62)
Year ended May 31, 2012	47.44	(0.45)	(3.57)	—	(4.02)	—	—	—	—	43.42	(8.49)	(10.14)
Year ended May 31, 2011(n)	88.60	(0.58)	(40.62)	0.04	(41.16)	—	—	—	—	47.44	(46.46)	(45.29)
Year ended May 31, 2010(n)	217.92	(1.00)	(113.95)	0.03	(114.92)	—	(14.40)	—	(14.40)	88.60	(56.07)	(56.50)
UltraShort Russell MidCap Growth
Year ended May 31, 2014	23.11	(0.17)	(8.11)	—	(8.28)	—	—	—	—	14.83	(35.81)	(33.63)
Year ended May 31, 2013	39.90	(0.27)	(16.52)	—	(16.79)	—	—	—	—	23.11	(42.07)	(43.74)
Year ended May 31, 2012	44.53	(0.42)	(4.21)	—	(4.63)	—	—	—	—	39.90	(10.41)	(9.81)
Year ended May 31, 2011(n)	92.35	(0.58)	(47.27)	0.03	(47.82)	—	—	—	—	44.53	(51.79)	(51.75)
Year ended May 31, 2010(n)	181.57	(0.97)	(88.27)	0.02	(89.22)	—	—	—	—	92.35	(49.14)	(49.35)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Value
Year ended May 31, 2014	13.48%	0.95%	(13.48)%	(0.95)%	$537	—%
Year ended May 31, 2013	7.91	0.95	(7.81)	(0.85)	846	—
Year ended May 31, 2012	5.77	0.95	(5.74)	(0.92)	1,626	—
Year ended May 31, 2011(n)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)	3.54	0.95	(3.43)	(0.84)	3,322	—
UltraShort Russell MidCap Growth
Year ended May 31, 2014	8.52	0.95	(8.52)	(0.95)	834	—
Year ended May 31, 2013	5.67	0.95	(5.58)	(0.86)	1,299	—
Year ended May 31, 2012	4.44	0.95	(4.41)	(0.92)	2,243	—
Year ended May 31, 2011(n)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)	2.48	0.95	(2.38)	(0.84)	5,195	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 367

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Year ended May 31, 2014(aa)	$82.87	$(0.61)	$(26.31)	$—	$(26.92)	$—	$—	$—	$—	$55.95	(32.48)%	(26.72)%
Year ended May 31, 2013(aa)	157.28	(0.99)	(73.42)	—	(74.41)	—	—	—	—	82.87	(47.31)	(48.42)
Year ended May 31, 2012(aa)	185.84	(1.71)	(26.85)	—	(28.56)	—	—	—	—	157.28	(15.37)	(15.57)
Year ended May 31, 2011(n)(aa)	335.43	(2.20)	(147.45)	0.06	(149.59)	—	—	—	—	185.84	(44.61)	(44.54)
Year ended May 31, 2010(n)(aa)	787.65	(4.03)	(448.26)	0.07	(452.22)	—	—	—	—	335.43	(57.42)	(57.68)
UltraShort Russell2000 Growth
Year ended May 31, 2014(aa)	65.72	(0.45)	(22.34)	—	(22.79)	—	—	—	—	42.93	(34.67)	(33.68)
Year ended May 31, 2013(aa)	125.46	(0.81)	(58.93)	—	(59.74)	—	—	—	—	65.72	(47.62)	(47.76)
Year ended May 31, 2012(aa)	148.74	(1.35)	(21.96)	0.03	(23.28)	—	—	—	—	125.46	(15.65)	(17.16)
Year ended May 31, 2011(o)(aa)	334.01	(1.90)	(183.47)	0.10	(185.27)	—	—	—	—	148.74	(55.46)	(55.06)
Year ended May 31, 2010(o)(aa)	762.13	(3.61)	(358.82)	0.09	(362.34)	—	(65.78)	—	(65.78)	334.01	(51.35)	(51.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Year ended May 31, 2014(aa)	5.36%	0.95%	(5.35)%	(0.95)%	$1,832	—%
Year ended May 31, 2013(aa)	3.15	0.95	(3.05)	(0.85)	2,718	—
Year ended May 31, 2012(aa)	2.36	0.95	(2.33)	(0.92)	5,159	—
Year ended May 31, 2011(n)(aa)	2.07	0.95	(1.94)	(0.82)	6,096	—
Year ended May 31, 2010(n)(aa)	1.85	0.95	(1.74)	(0.84)	7,862	—
UltraShort Russell2000 Growth
Year ended May 31, 2014(aa)	2.79	0.95	(2.79)	(0.94)	6,115	—
Year ended May 31, 2013(aa)	2.30	0.95	(2.20)	(0.86)	5,668	—
Year ended May 31, 2012(aa)	1.50	0.95	(1.47)	(0.92)	8,468	—
Year ended May 31, 2011(o)(aa)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)(aa)	1.80	0.95	(1.69)	(0.84)	12,525	—
See accompanying notes to the financial statements.

368 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Basic Materials
Year ended May 31, 2014	$31.92	$(0.28)	$(6.30)	$—		$(6.58)	$—	$—	$—	$—	$25.34	(20.59)%	(18.84)%
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—		(7.33)	—	—	—	—	31.92	(18.69)	(19.98)
Year ended May 31, 2012	35.39	(0.35)	4.20 (i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Year ended May 31, 2011	53.43	(0.36)	(17.68)	—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51	0.01		3.43	—	—	—	—	53.43	6.86	5.98
Short Financials
Year ended May 31, 2014	23.46	(0.20)	(3.31)	—		(3.51)	—	—	—	—	19.95	(14.94)	(14.69)
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)
Year ended May 31, 2010	56.71	(0.39)	(14.39)	—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Year ended May 31, 2014	4.33%	0.95%	(4.32)%	(0.94)%	$1,267	—%
Year ended May 31, 2013	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—
Short Financials
Year ended May 31, 2014	1.21	0.95	(1.18)	(0.92)	22,447	—
Year ended May 31, 2013	1.08	0.95	(0.99)	(0.86)	38,705	—
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 369

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Oil & Gas
Year ended May 31, 2014	$28.04	$(0.25)	$(5.16)	$—		$(5.41)	$—	$—	$—	$—	$22.63	(19.30)%	(17.88)%
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
Short Real Estate
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—		(2.92)	—	—	—	—	22.90	(11.28)	(11.58)
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Year ended May 31, 2014	3.89%	0.95%	(3.88)%	(0.94)%	$1,697	—%
Year ended May 31, 2013	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
Short Real Estate
Year ended May 31, 2014	1.13	0.95	(1.12)	(0.93)	32,062	—
Year ended May 31, 2013	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

370 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short KBW Regional Banking
Year ended May 31, 2014	$37.70	$(0.29)	$(7.00)	$—	$(7.29)	$—	$—	$—	$—	$30.41	(19.33)%	(18.02)%
Year ended May 31, 2013	47.41	(0.37)	(9.34)	—	(9.71)	—	—	—	—	37.70	(20.50)	(22.89)
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05	(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02	(7.60)	—	—	—	—	57.95	(11.61)	(11.31)
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01	5.55	—	—	—	—	65.55	9.25	9.35
UltraShort Basic Materials
Year ended May 31, 2014	47.33	(0.37)	(17.51)	—	(17.88)	—	—	—	—	29.45	(37.77)	(37.83)
Year ended May 31, 2013(x)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)
Year ended May 31, 2012(x)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59
Year ended May 31, 2011(x)	159.03	(0.80)	(91.78)	0.04	(92.54)	—	—	—	—	66.49	(58.20)	(58.07)
Year ended May 31, 2010(k)(x)	355.70	(1.64)	(195.13)	0.10	(196.67)	—	—	—	—	159.03	(55.30)	(55.66)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short KBW Regional Banking
Year ended May 31, 2014	5.92%	0.95%	(5.92)%	(0.94)%	$1,520	—%
Year ended May 31, 2013	3.16	0.95	(3.06)	(0.85)	1,885	—
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	3.40	0.95	(3.27)	(0.82)	19,665	—
UltraShort Basic Materials
Year ended May 31, 2014	1.30	0.95	(1.29)	(0.94)	14,461	—
Year ended May 31, 2013(x)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(x)	1.08	0.95	(1.06)	(0.92)	51,335	—
Year ended May 31, 2011(x)	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)(x)	1.05	0.95	(0.94)	(0.84)	131,792	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 371

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Nasdaq Biotechnology
Year ended May 31, 2014	$36.61	$(0.18)	$(19.97)	$—	$(20.15)	$—	$—	$—	$—	$16.46	(55.06)%	(55.19)%
Year ended May 31, 2013(x)	89.45	(0.50)	(52.34)	—	(52.84)	—	—	—	—	36.61	(59.07)	(58.96)
Year ended May 31, 2012(x)	143.98	(1.08)	(53.52)	0.07	(54.53)	—	—	—	—	89.45	(37.87)	(38.15)
Year ended May 31, 2011(x)	298.35	(1.98)	(152.43)	0.04	(154.37)	—	—	—	—	143.98	(51.74)	(51.12)
April 7, 2010* through May 31, 2010(x)	240.00	(0.32)	58.62	0.05	58.35	—	—	—	—	298.35	24.32	23.17
UltraShort Consumer Goods
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)
Year ended May 31, 2013(x)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)
Year ended May 31, 2012(x)	89.49	(0.81)	(14.30)	0.01	(15.10)	—	—	—	—	74.39	(16.87)	(17.18)
Year ended May 31, 2011(x)	161.97	(1.02)	(71.48)	0.02	(72.48)	—	—	—	—	89.49	(44.75)	(44.66)
Year ended May 31, 2010(x)	262.31	(1.55)	(98.82)	0.03	(100.34)	—	—	—	—	161.97	(38.26)	(38.31)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Nasdaq Biotechnology
Year ended May 31, 2014	1.45%	0.95%	(1.45)%	(0.95)%	$60,474	—%
Year ended May 31, 2013(x)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(x)	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011(x)	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010(x)	3.56	0.95	(3.42)	(0.81)	7,459	—
UltraShort Consumer Goods
Year ended May 31, 2014	2.65	0.95	(2.65)	(0.95)	3,549	—
Year ended May 31, 2013(x)	3.99	0.95	(3.91)	(0.87)	5,037	—
Year ended May 31, 2012(x)	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011(x)	2.02	0.95	(1.89)	(0.82)	6,712	—
Year ended May 31, 2010(x)	1.49	0.95	(1.38)	(0.84)	15,184	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

372 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Year ended May 31, 2014	$27.12	$(0.19)	$(9.48)	$—		$(9.67)	$—	$—	$—	$—	$17.45	(35.65)%	(33.57)%
Year ended May 31, 2013	50.78	(0.33)	(23.33)	—		(23.66)	—	—	—	—	27.12	(46.60)	(47.81)
Year ended May 31, 2012(u)	71.05	(0.60)	(19.67)	—	(h)	(20.27)	—	—	—	—	50.78	(28.53)	(28.85)
Year ended May 31, 2011(u)	124.17	(0.82)	(52.33)	0.03		(53.12)	—	—	—	—	71.05	(42.80)	(42.64)
Year ended May 31, 2010(u)	257.47	(1.46)	(131.90)	0.06		(133.30)	—	—	—	—	124.17	(51.78)	(51.73)
UltraShort Financials
Year ended May 31, 2014	22.73	(0.18)	(6.30)	—		(6.48)	—	—	—	—	16.25	(28.49)	(28.54)
Year ended May 31, 2013	48.37	(0.30)	(25.34)	—		(25.64)	—	—	—	—	22.73	(53.02)	(53.01)
Year ended May 31, 2012	58.89	(0.54)	(9.99)	0.01		(10.52)	—	—	—	—	48.37	(17.86)	(17.90)
Year ended May 31, 2011(n)	84.48	(0.60)	(25.00)	0.01		(25.59)	—	—	—	—	58.89	(30.29)	(30.10)
Year ended May 31, 2010(n)	165.54	(0.89)	(80.20)	0.03		(81.06)	—	—	—	—	84.48	(48.97)	(49.24)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Year ended May 31, 2014	2.47%	0.95%	(2.46)%	(0.94)%	$7,850	—%
Year ended May 31, 2013	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(u)	1.70	0.95	(1.66)	(0.92)	7,611	—
Year ended May 31, 2011(u)	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010(u)	1.15	0.95	(1.03)	(0.83)	32,595	—
UltraShort Financials
Year ended May 31, 2014	1.03	0.95	(1.02)	(0.94)	80,105	—
Year ended May 31, 2013	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(n)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)	0.96	0.95	(0.86)	(0.85)	598,763	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 373

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Year ended May 31, 2014	$36.36	$(0.26)	$(14.59)	$—	$(14.85)	$—	$—	$—	$—	$21.51	(40.85)%	(40.15)%
Year ended May 31, 2013(x)	72.37	(0.44)	(35.57)	—	(36.01)	—	—	—	—	36.36	(49.76)	(48.86)
Year ended May 31, 2012(x)	86.37	(0.77)	(13.23)	—	(14.00)	—	—	—	—	72.37	(16.20)	(18.02)
Year ended May 31, 2011(x)	152.08	(1.02)	(64.69)	—	(65.71)	—	—	—	—	86.37	(43.21)	(43.27)
Year ended May 31, 2010(x)	219.30	(1.36)	(65.88)	0.02	(67.22)	—	—	—	—	152.08	(30.66)	(32.07)
UltraShort Industrials
Year ended May 31, 2014(aa)	79.71	(0.56)	(30.32)	—	(30.88)	—	—	—	—	48.83	(38.74)	(37.31)
Year ended May 31, 2013(aa)	147.94	(0.95)	(67.28)	—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)
Year ended May 31, 2012(aa)	169.32	(1.63)	(19.78)	0.03	(21.38)	—	—	—	—	147.94	(12.63)	(12.50)
Year ended May 31, 2011(n)(aa)	330.36	(1.99)	(159.24)	0.19	(161.04)	—	—	—	—	169.32	(48.75)	(48.68)
Year ended May 31, 2010(n)(aa)	693.33	(3.76)	(359.30)	0.09	(362.97)	—	—	—	—	330.36	(52.34)	(52.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Year ended May 31, 2014	4.02%	0.95%	(4.01)%	(0.94)%	$3,629	—%
Year ended May 31, 2013(x)	2.78	0.95	(2.68)	(0.85)	3,408	—
Year ended May 31, 2012(x)	3.37	0.95	(3.33)	(0.91)	4,071	—
Year ended May 31, 2011(x)	3.37	0.95	(3.25)	(0.83)	3,239	—
Year ended May 31, 2010(x)	2.52	0.95	(2.41)	(0.84)	5,703	—
UltraShort Industrials
Year ended May 31, 2014(aa)	2.70	0.95	(2.70)	(0.95)	6,633	—
Year ended May 31, 2013(aa)	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012(aa)	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(n)(aa)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)(aa)	1.42	0.95	(1.30)	(0.83)	13,937	—

See accompanying notes to the financial statements.

374 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Year ended May 31, 2014(y)	$63.86	$(0.50)	$(22.13)	$—	$(22.63)	$—	$—	$—	$—	$41.23	(35.43)%	(35.52)%
Year ended May 31, 2013(y)	115.24	(0.69)	(50.69)	—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)
Year ended May 31, 2012(y)	110.48	(1.01)	5.74	0.03	4.76	—	—	—	—	115.24	4.31	4.16
Year ended May 31, 2011(y)	276.10	(1.43)	(164.23)	0.04	(165.62)	—	—	—	—	110.48	(59.99)	(59.96)
Year ended May 31, 2010(k)(y)	346.46	(2.43)	(68.02)	0.09	(70.36)	—	—	—	—	276.10	(20.30)	(19.67)
UltraShort Real Estate
Year ended May 31, 2014	20.63	(0.19)	(4.44)	—	(4.63)	—	—	—	—	16.00	(22.44)	(21.78)
Year ended May 31, 2013	29.96	(0.20)	(9.13)	—	(9.33)	—	—	—	—	20.63	(31.12)	(31.55)
Year ended May 31, 2012(r)	40.83	(0.35)	(10.53)	0.01	(10.87)	—	—	—	—	29.96	(26.64)	(26.61)
Year ended May 31, 2011(r)	82.14	(0.49)	(40.83)	0.01	(41.31)	—	—	—	—	40.83	(50.29)	(50.29)
Year ended May 31, 2010(k)(r)	292.26	(1.21)	(208.94)	0.03	(210.12)	—	—	—	—	82.14	(71.90)	(72.07)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Year ended May 31, 2014(y)	1.07%	0.95%	(1.05)%	(0.94)%	$46,060	—%
Year ended May 31, 2013(y)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(y)	1.03	0.95	(1.00)	(0.92)	72,595	—
Year ended May 31, 2011(y)	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)(y)	1.00	0.95	(0.91)	(0.86)	137,688	—
UltraShort Real Estate
Year ended May 31, 2014	1.11	0.95	(1.10)	(0.94)	45,469	—
Year ended May 31, 2013	1.06	0.95	(0.96)	(0.85)	63,270	—
Year ended May 31, 2012(r)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(r)	0.99	0.95	(0.85)	(0.81)	173,319	—
Year ended May 31, 2010(k)(r)	0.97	0.95	(0.86)	(0.85)	439,024	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 375

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Semiconductors
Year ended May 31, 2014	$27.79	$(0.22)	$(11.78)	$—		$(12.00)	$—	$—	$—	$—	$15.79	(43.19)%	(42.49)%
Year ended May 31, 2013	42.98	(0.33)	(14.86)	—		(15.19)	—	—	—	—	27.79	(35.34)	(35.65)
Year ended May 31, 2012	45.38	(0.42)	(2.00)	0.02		(2.40)	—	—	—	—	42.98	(5.29)	(5.40)
Year ended May 31, 2011(o)	81.59	(0.51)	(35.72)	0.02		(36.21)	—	—	—	—	45.38	(44.39)	(44.34)
Year ended May 31, 2010(o)	191.84	(0.90)	(109.38)	0.03		(110.25)	—	—	—	—	81.59	(57.47)	(57.78)
UltraShort Technology
Year ended May 31, 2014	30.18	(0.23)	(11.76)	—		(11.99)	—	—	—	—	18.19	(39.73)	(38.80)
Year ended May 31, 2013	41.18	(0.31)	(10.69)	—		(11.00)	—	—	—	—	30.18	(26.72)	(27.47)
Year ended May 31, 2012	55.01	(0.44)	(13.40)	0.01		(13.83)	—	—	—	—	41.18	(25.14)	(25.44)
Year ended May 31, 2011(n)	91.17	(0.57)	(35.60)	0.01		(36.16)	—	—	—	—	55.01	(39.68)	(39.58)
Year ended May 31, 2010(n)	176.44	(0.90)	(84.37)	—	(h)	(85.27)	—	—	—	—	91.17	(48.33)	(48.20)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Year ended May 31, 2014	2.01%	0.95%	(2.01)%	(0.94)%	$4,024	—%
Year ended May 31, 2013	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012	1.37	0.95	(1.34)	(0.92)	14,178	—
Year ended May 31, 2011(o)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)	1.31	0.95	(1.19)	(0.83)	24,477	—
UltraShort Technology
Year ended May 31, 2014	2.29	0.95	(2.29)	(0.94)	4,772	—
Year ended May 31, 2013	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(n)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)	1.37	0.95	(1.26)	(0.84)	22,224	—

See accompanying notes to the financial statements.

376 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
Year ended May 31, 2014	$23.25	$(0.17)	$(7.68)	$—		$(7.85)	$—	$—	$—	$—	$15.40	(33.73)%	(31.05)%
Year ended May 31, 2013	40.73	(0.25)	(17.23)	—		(17.48)	—	—	—	—	23.25	(42.92)	(46.34)
Year ended May 31, 2012	34.91	(0.38)	6.20	—		5.82	—	—	—	—	40.73	16.67	18.66
Year ended May 31, 2011(o)	69.84	(0.40)	(34.55)	0.02		(34.93)	—	—	—	—	34.91	(50.02)	(48.98)
Year ended May 31, 2010(o)	155.02	(0.76)	(36.57)	0.01		(37.32)	(0.53)	(47.33)	—	(47.86)	69.84	(32.03)	(34.04)
UltraShort Utilities
Year ended May 31, 2014	23.68	(0.19)	(7.56)	—		(7.75)	—	—	—	—	15.93	(32.71)	(32.43)
Year ended May 31, 2013	30.89	(0.23)	(6.98)	—		(7.21)	—	—	—	—	23.68	(23.34)	(24.32)
Year ended May 31, 2012(r)	40.30	(0.33)	(9.09)	0.01		(9.41)	—	—	—	—	30.89	(23.35)	(22.95)
Year ended May 31, 2011(r)	66.56	(0.42)	(25.84)	—	(h)	(26.26)	—	—	—	—	40.30	(39.48)	(38.46)
Year ended May 31, 2010(r)	123.18	(0.64)	(32.51)	0.01		(33.14)	(0.26)	(23.22)	—	(23.48)	66.56	(30.14)	(31.40)
UltraPro Short Financials
Year ended May 31, 2014(y)	56.81	(0.39)	(22.88)	—		(23.27)	—	—	—	—	33.54	(40.96)	(40.36)
July 10, 2012* through May 31, 2013(y)	160.00	(0.75)	(102.44)	—		(103.19)	—	—	—	—	56.81	(64.49)	(65.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Year ended May 31, 2014	8.65%	0.95%	(8.65)%	(0.95)%	$924	—%
Year ended May 31, 2013	5.31	0.95	(5.22)	(0.85)	1,394	—
Year ended May 31, 2012	4.48	0.95	(4.44)	(0.91)	2,443	—
Year ended May 31, 2011(o)	6.40	0.95	(6.28)	(0.83)	2,094	—
Year ended May 31, 2010(o)	7.05	0.95	(6.95)	(0.85)	2,095	—
UltraShort Utilities
Year ended May 31, 2014	2.84	0.95	(2.83)	(0.95)	6,372	—
Year ended May 31, 2013	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(r)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(r)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010(r)	2.23	0.95	(2.13)	(0.85)	6,656	—
UltraPro Short Financials
Year ended May 31, 2014(y)	3.59	0.95	(3.59)	(0.95)	4,612	—
July 10, 2012* through May 31, 2013(y)	3.24	0.95	(3.14)	(0.85)	2,130	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 377

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI EAFE
Year ended May 31, 2014	$38.87	$(0.33)	$(6.82)	$0.03		$(7.12)	$—	$—	$—	$—	$31.75	(18.33)%	(18.29)%
Year ended May 31, 2013	52.42	(0.37)	(13.19)	0.01		(13.55)	—	—	—	—	38.87	(25.85)	(25.87)
Year ended May 31, 2012	46.11	(0.46)	6.75	0.02		6.31	—	—	—	—	52.42	13.69	13.54
Year ended May 31, 2011	64.33	(0.44)	(17.79)	0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)
Year ended May 31, 2010	73.29	(0.53)	(8.46)	0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Short MSCI Emerging Markets
Year ended May 31, 2014	28.33	(0.26)	(2.70)	0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Year ended May 31, 2014	1.02%	0.95%	(1.00)%	(0.93)%	$169,050	—%
Year ended May 31, 2013	1.03	0.95	(0.93)	(0.85)	157,429	—
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Short MSCI Emerging Markets
Year ended May 31, 2014	0.95	0.95	(0.93)	(0.93)	211,292	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—

See accompanying notes to the financial statements.

378 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short FTSE China 25
Year ended May 31, 2014	$38.56	$(0.34)	$(4.31)	$0.02		$(4.63)	$—	$—	$—	$—	$33.93	(12.00)%	(12.15)%
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00
UltraShort MSCI EAFE
Year ended May 31, 2014(y)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)
Year ended May 31, 2013(y)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)
Year ended May 31, 2012(y)	89.55	(0.91)	17.78	0.02		16.89	—	—	—	—	106.44	18.85	19.09
Year ended May 31, 2011(y)	181.34	(1.01)	(90.81)	0.03		(91.79)	—	—	—	—	89.55	(50.62)	(50.65)
Year ended May 31, 2010(y)	249.80	(1.49)	(67.04)	0.07		(68.46)	—	—	—	—	181.34	(27.40)	(27.48)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short FTSE China 25
Year ended May 31, 2014	2.18%	0.95%	(2.17)%	(0.94)%	$35,630	—%
Year ended May 31, 2013	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—
UltraShort MSCI EAFE
Year ended May 31, 2014(y)	2.28	0.95	(2.27)	(0.94)	7,120	—
Year ended May 31, 2013(y)	1.56	0.95	(1.44)	(0.83)	6,474	—
Year ended May 31, 2012(y)	1.33	0.95	(1.29)	(0.91)	23,949	—
Year ended May 31, 2011(y)	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010(y)	1.29	0.95	(1.18)	(0.84)	47,603	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 379

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Emerging Markets
Year ended May 31, 2014	$23.83	$(0.21)	$(5.07)		$0.01	$(5.27)	$—	$—	$—	$—	$18.56	(22.11)%	(22.29)%
Year ended May 31, 2013	32.77	(0.22)	(8.73)		0.01	(8.94)	—	—	—	—	23.83	(27.29)	(27.25)
Year ended May 31, 2012	28.86	(0.29)	4.19		0.01	3.91	—	—	—	—	32.77	13.52	13.65
Year ended May 31, 2011	55.46	(0.31)	(26.31)		0.02	(26.60)	—	—	—	—	28.86	(47.96)	(48.92)
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)		0.04	(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
UltraShort FTSE Europe
Year ended May 31, 2014(aa)	88.66	(0.65)	(35.64)		0.01	(36.28)	—	—	—	—	52.38	(40.92)	(40.99)
Year ended May 31, 2013(aa)	187.47	(1.02)	(97.85)		0.06	(98.81)	—	—	—	—	88.66	(52.71)	(52.79)
Year ended May 31, 2012(aa)	170.17	(1.61)	18.80		0.11	17.30	—	—	—	—	187.47	10.17	10.21
Year ended May 31, 2011(n)(aa)	427.98	(2.14)	(255.84)		0.17	(257.81)	—	—	—	—	170.17	(60.24)	(59.80)
June 16, 2009* through May 31, 2010(n)(aa)	640.00	(3.10)	(209.80	)(i)	0.88	(212.02)	—	—	—	—	427.98	(33.13)	(33.75)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Emerging Markets
Year ended May 31, 2014	1.05%	0.95%	(1.03)%	(0.93)%	$49,544	—%
Year ended May 31, 2013	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
UltraShort FTSE Europe
Year ended May 31, 2014(aa)	1.11	0.95	(1.09)	(0.93)	29,441	—
Year ended May 31, 2013(aa)	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012(aa)	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(n)(aa)	1.13	0.95	(0.98)	(0.80)	40,409	—
June 16, 2009* through May 31, 2010(n)(aa)	1.29	0.95	(1.17)	(0.83)	187,242	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

380 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2014	$29.46	$(0.24)	$(8.13)	$—	(h)	$(8.37)	$—	$—	$—	$—	$21.09	(28.42)%	(28.56)%
Year ended May 31, 2013	49.98	(0.27)	(20.26)	0.01		(20.52)	—	—	—	—	29.46	(41.05)	(42.16)
Year ended May 31, 2012	47.23	(0.45)	3.18	0.02		2.75	—	—	—	—	49.98	5.81	6.94
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)	0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)	0.13		(92.47)	—	—	—	—	107.53	(46.23)	(48.00)
UltraShort MSCI Brazil Capped
Year ended May 31, 2014	73.68	(0.77)	(4.73)	0.04		(5.46)	—	—	—	—	68.22	(7.41)	(7.31)
Year ended May 31, 2013	85.41	(0.60)	(11.14)	0.01		(11.73)	—	—	—	—	73.68	(13.73)	(13.73)
Year ended May 31, 2012(u)	59.93	(0.62)	26.08	0.02		25.48	—	—	—	—	85.41	42.53	42.28
Year ended May 31, 2011(u)	103.22	(0.61)	(42.70)	0.02		(43.29)	—	—	—	—	59.93	(41.94)	(45.53)
June 16, 2009* through May 31, 2010(u)	240.00	(0.85)	(136.02)	0.09		(136.78)	—	—	—	—	103.22	(57.00)	(54.13)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2014	8.09%	0.95%	(8.08)%	(0.95)%	$2,109	—%
Year ended May 31, 2013	6.79	0.95	(6.67)	(0.84)	1,473	—
Year ended May 31, 2012	5.43	0.95	(5.39)	(0.91)	2,498	—
Year ended May 31, 2011(o)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	3.01	0.95	(2.90)	(0.84)	3,226	—
UltraShort MSCI Brazil Capped
Year ended May 31, 2014	1.52	0.95	(1.51)	(0.94)	22,169	—
Year ended May 31, 2013	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(u)	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(u)	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010(u)	1.51	0.95	(1.40)	(0.84)	42,577	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 381

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE China 25
Year ended May 31, 2014(aa)	$83.15	$(0.67)	$(20.33)	$—	(h)	$(21.00)	$—	$—	$—	$—	$62.15	(25.25)%	(25.48)%
Year ended May 31, 2013(aa)	120.54	(0.78)	(36.62)	0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)
Year ended May 31, 2012(aa)	101.16	(1.05)	20.41	0.02		19.38	—	—	—	—	120.54	19.16	18.97
Year ended May 31, 2011(aa)	168.72	(1.04)	(66.54)	0.02		(67.56)	—	—	—	—	101.16	(40.04)	(40.00)
Year ended May 31, 2010(k)(aa)	272.59	(1.54)	(102.35)	0.02		(103.87)	—	—	—	—	168.72	(38.11)	(38.21)
UltraShort MSCI Japan
Year ended May 31, 2014(aa)	89.26	(0.67)	(22.05)	0.03		(22.69)	—	—	—	—	66.57	(25.42)	(24.91)
Year ended May 31, 2013(aa)	154.11	(1.00)	(63.89)	0.04		(64.85)	—	—	—	—	89.26	(42.08)	(42.14)
Year ended May 31, 2012(aa)	143.39	(1.32)	12.00 (i)	0.04		10.72	—	—	—	—	154.11	7.48	7.55
Year ended May 31, 2011(aa)	196.70	(1.33)	(52.14)	0.16		(53.31)	—	—	—	—	143.39	(27.10)	(27.33)
Year ended May 31, 2010(aa)	235.16	(1.64)	(36.87)	0.05		(38.46)	—	—	—	—	196.70	(16.36)	(16.81)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE China 25
Year ended May 31, 2014(aa)	1.06%	0.95%	(1.03)%	(0.93)%	$103,209	—%
Year ended May 31, 2013(aa)	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012(aa)	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011(aa)	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)(aa)	1.03	0.95	(0.94)	(0.86)	400,477	—
UltraShort MSCI Japan
Year ended May 31, 2014(aa)	1.92	0.95	(1.91)	(0.94)	9,980	—
Year ended May 31, 2013(aa)	2.04	0.95	(1.95)	(0.86)	10,041	—
Year ended May 31, 2012(aa)	1.58	0.95	(1.56)	(0.92)	11,558	—
Year ended May 31, 2011(aa)	1.64	0.95	(1.55)	(0.87)	37,639	—
Year ended May 31, 2010(aa)	1.95	0.95	(1.85)	(0.85)	14,752	—

See accompanying notes to the financial statements.

382 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2014	$24.87	$(0.23)	$(3.39)	$0.01		$(3.61)	$—	$—	$—	$—	$21.26	(14.53)%	(13.66)%
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)
Short 7-10 Year Treasury
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2014	8.97%	0.95%	(8.97)%	(0.95)%	$1,062	—%
Year ended May 31, 2013	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(n)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	1.98	0.95	(1.88)	(0.85)	3,465	—
Short 7-10 Year Treasury
Year ended May 31, 2014	1.07	0.95	(1.06)	(0.93)	73,932	—
Year ended May 31, 2013	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 383

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 20+ Year Treasury
Year ended May 31, 2014	$30.50	$(0.29)	$(1.47)	$—	(h)	$(1.76)	$—	$—	$—	$—	$28.74	(5.77)%	(5.54)%
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)
Short High Yield
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)
Short Investment Grade Corporate
Year ended May 31, 2014	32.09	(0.30)	(2.11)	0.01		(2.40)	—	—	—	—	29.69	(7.47)	(6.84)
Year ended May 31, 2013	34.31	(0.28)	(1.94)	—	(h)	(2.22)	—	—	—	—	32.09	(6.49)	(6.92)
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 20+ Year Treasury
Year ended May 31, 2014	0.94%	0.94%	(0.92)%	(0.92)%	$1,503,146	—%
Year ended May 31, 2013	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—
Short High Yield
Year ended May 31, 2014	1.11	0.95	(1.09)	(0.93)	43,177	—
Year ended May 31, 2013	1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Year ended May 31, 2014	3.38	0.95	(3.37)	(0.94)	2,969	—
Year ended May 31, 2013	3.59	0.95	(3.51)	(0.87)	1,604	—
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

384 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 3-7 Year Treasury
Year ended May 31, 2014	$32.12	$(0.30)	$(0.95)	$—	(h)	$(1.25)	$—	$—	$—	$—	$30.87	(3.89)%	(3.62)%
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)
UltraShort 7-10 Year Treasury
Year ended May 31, 2014	28.19	(0.27)	(1.03)	—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)
Year ended May 31, 2011	46.68	(0.35)	(7.64)	—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)
Year ended May 31, 2010	56.61	(0.46)	(9.48)	0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
Year ended May 31, 2014	2.99%	0.95%	(2.98)%	(0.94)%	$3,858	—%
Year ended May 31, 2013	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—
UltraShort 7-10 Year Treasury
Year ended May 31, 2014	0.96	0.95	(0.94)	(0.93)	292,395	—
Year ended May 31, 2013	0.97	0.95	(0.87)	(0.85)	308,723	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 385

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Year ended May 31, 2014	$68.37	$(0.65)	$(7.26)	$0.01		$(7.90)	$—	$—	$—	$—	$60.47	(11.55)%	(10.91)%
Year ended May 31, 2013(x)	62.25	(0.52)	6.63	0.01		6.12	—	—	—	—	68.37	9.83	10.23
Year ended May 31, 2012(x)	132.57	(0.79)	(69.55)	0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
Year ended May 31, 2011(x)	160.53	(1.19)	(26.79)	0.02		(27.96)	—	—	—	—	132.57	(17.44)	(17.65)
Year ended May 31, 2010(x)	209.93	(1.66)	(47.80)	0.06		(49.40)	—	—	—	—	160.53	(23.55)	(23.48)
UltraShort TIPS
Year ended May 31, 2014	27.60	(0.27)	(0.43)	—	(h)	(0.70)	—	—	—	—	26.90	(2.51)	(2.64)
Year ended May 31, 2013	26.95	(0.23)	0.88	—	(h)	0.65	—	—	—	—	27.60	2.40	1.99
Year ended May 31, 2012	35.17	(0.27)	(7.96)	0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)	—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2014(y)	77.04	(0.78)	(13.31)	0.03		(14.06)	—	—	—	—	62.98	(18.25)	(17.38)
Year ended May 31, 2013(y)	68.12	(0.61)	9.47	0.06		8.92	—	—	—	—	77.04	13.09	13.43
March 27, 2012* through May 31, 2012(y)	100.00	(0.13)	(31.84)	0.09		(31.88)	—	—	—	—	68.12	(31.88)	(32.44)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Year ended May 31, 2014	0.92%	0.92%	(0.90)%	(0.90)%	$4,179,158	—%
Year ended May 31, 2013(x)	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(x)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
Year ended May 31, 2011(x)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010(x)	0.95	0.95	(0.87)	(0.87)	5,158,951	—
UltraShort TIPS
Year ended May 31, 2014	1.69	0.95	(1.68)	(0.94)	12,107	—
Year ended May 31, 2013	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—
UltraPro Short 20+ Year Treasury
Year ended May 31, 2014(y)	1.02	0.95	(1.02)	(0.95)	111,777	—
Year ended May 31, 2013(y)	1.13	0.95	(1.06)	(0.88)	63,558	—
March 27, 2012* through May 31, 2012(y)	5.49	0.95	(5.39)	(0.85)	5,109	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

386 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell3000
Year ended May 31, 2014(z)	$62.89	$0.01	$25.89		$—		$25.90	$—	$—	$—	$—	$88.79	41.19%	37.44%
Year ended May 31, 2013(z)	39.68	(0.15)	23.36		—		23.21	—	—	—	—	62.89	58.50	60.29
Year ended May 31, 2012(z)	44.46	(0.15)	(4.64	)(i)	0.01		(4.78)	—	—	—	—	39.68	(10.75)	(7.89)
Year ended May 31, 2011(z)	28.76	(0.05)	15.81		0.01		15.77	(0.07)	—	—	(0.07)	44.46	54.93	51.67
June 30, 2009* through May 31, 2010(z)	20.00	0.22	8.64		0.02		8.88	(0.12)	—	—	(0.12)	28.76	44.37	44.50
Ultra S&P500®
Year ended May 31, 2014	79.19	0.47	32.00		—		32.47	(0.26)	—	—	(0.26)	111.40	41.09	40.86
Year ended May 31, 2013	50.66	0.28	28.57		—		28.85	(0.32)	—	—	(0.32)	79.19	57.15	56.56
Year ended May 31, 2012	54.98	0.28	(4.34)		0.01		(4.05)	(0.27)	—	—	(0.27)	50.66	(7.35)	(6.95)
Year ended May 31, 2011	36.25	0.30	18.76		—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94
Year ended May 31, 2010	26.21	0.29	10.09		0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell3000
Year ended May 31, 2014(z)	8.81%	0.95%	(7.84)%	0.02%	$4,440	19%
Year ended May 31, 2013(z)	4.61	0.95	(3.97)	(0.31)	6,289	47
Year ended May 31, 2012(z)	6.85	0.95	(6.30)	(0.41)	3,968	75
Year ended May 31, 2011(z)	3.70	0.95	(2.88)	(0.13)	8,891	42
June 30, 2009* through May 31, 2010(z)	4.17	0.95	(2.37)	0.85	5,752	8
Ultra S&P500®
Year ended May 31, 2014	0.89	0.89	0.50	0.50	2,389,554	4
Year ended May 31, 2013	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012	0.91	0.91	0.57	0.57	1,276,642	3
Year ended May 31, 2011	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 387

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2014	$68.72	$0.16	$38.36		$—	$38.52	$—	$—	$—	$—	$107.24	56.05%	55.78%
Year ended May 31, 2013	49.81	0.21	18.91		—	19.12	(0.21)	—	—	(0.21)	68.72	38.47	38.51
Year ended May 31, 2012(s)	46.18	(0.18)	3.80		0.01	3.63	—	—	—	—	49.81	7.87	7.89
Year ended May 31, 2011(s)	28.90	(0.14)	17.41		0.01	17.28	—	—	—	—	46.18	59.76	59.98
Year ended May 31, 2010(s)	18.06	(0.11)	10.94		0.01	10.84	—	—	—	—	28.90	60.09	60.08
Ultra Dow30SM
Year ended May 31, 2014	95.07	0.64	22.91		—	23.55	(0.57)	—	—	(0.57)	118.05	24.86	24.66
Year ended May 31, 2013	62.45	0.30	32.55		—	32.85	(0.23)	—	—	(0.23)	95.07	52.69	52.78
Year ended May 31, 2012	64.78	0.24	(2.29	)(i)	0.01	(2.04)	(0.29)	—	—	(0.29)	62.45	(3.12)	(3.09)
Year ended May 31, 2011	41.60	0.25	23.22		0.01	23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58
Year ended May 31, 2010	29.21	0.41	12.49		0.01	12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2014	1.02%	0.95%	0.11%	0.19%	$723,842	9%
Year ended May 31, 2013	1.03	0.95	0.29	0.37	489,630	11
Year ended May 31, 2012(s)	1.01	0.95	(0.47)	(0.41)	646,297	6
Year ended May 31, 2011(s)	1.03	0.95	(0.45)	(0.37)	768,865	23
Year ended May 31, 2010(s)	1.03	0.95	(0.50)	(0.42)	789,059	32
Ultra Dow30SM
Year ended May 31, 2014	0.99	0.95	0.57	0.61	301,040	15
Year ended May 31, 2013	1.01	0.95	0.34	0.40	256,699	4
Year ended May 31, 2012	0.99	0.95	0.37	0.40	206,097	—	(j)
Year ended May 31, 2011	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30

See accompanying notes to the financial statements.

388 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Year ended May 31, 2014(bb)	$49.62	$(0.03)	$16.76 (i)	$—		$16.73	$—	$—	$—	$—	$66.35	33.70%	33.71%
Year ended May 31, 2013(bb)	30.62	(0.03)	19.05	—		19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04
Year ended May 31, 2012(bb)	38.37	(0.07)	(7.69)	0.01		(7.75)	—	—	—	—	30.62	(20.20)	(20.35)
Year ended May 31, 2011(bb)	22.77	(0.05)	15.66	—	(h)	15.61	(0.01)	—	—	(0.01)	38.37	68.51	68.78
Year ended May 31, 2010(bb)	13.41	0.02	9.39	—	(h)	9.41	(0.02)	—	(0.03)	(0.05)	22.77	70.39	69.69
Ultra Russell2000
Year ended May 31, 2014	61.02	(0.10)	19.56	—		19.46	—	—	—	—	80.48	31.90	32.11
Year ended May 31, 2013	36.77	(0.13)	24.38	—		24.25	—	—	—	—	61.02	65.98	66.27
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99
Year ended May 31, 2010	18.76	— (h)	12.54	0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Year ended May 31, 2014(bb)	0.95%	0.95%	(0.05)%	(0.05)%	$159,236	358%
Year ended May 31, 2013(bb)	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012(bb)	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011(bb)	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010(bb)	1.06	0.95	(0.01)	0.10	116,151	51
Ultra Russell2000
Year ended May 31, 2014	1.06	0.95	(0.24)	(0.13)	211,267	266
Year ended May 31, 2013	1.06	0.95	(0.37)	(0.26)	146,454	164
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43
Year ended May 31, 2010	1.21	0.95	(0.27)	(0.01)	264,982	98

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 389

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Year ended May 31, 2014	$73.21	$(0.39)	$28.53	$—		$28.14	$—	$—	$—	$—	$101.35	38.43%	37.53%
Year ended May 31, 2013	44.45	(0.15)	28.92	—		28.77	(0.01)	—	—	(0.01)	73.21	64.73	65.70
Year ended May 31, 2012	54.44	(0.04)	(9.93)	—	(h)	(9.97)	(0.02)	—	—	(0.02)	44.45	(18.33)	(18.47)
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
UltraPro S&P500®
Year ended May 31, 2014(z)	65.83	0.14	42.45	—		42.59	(0.06)	—	—	(0.06)	108.36	64.77	64.26
Year ended May 31, 2013(z)	34.22	0.05	31.59	—		31.64	(0.03)	—	—	(0.03)	65.83	92.52	92.88
Year ended May 31, 2012(z)	41.65	0.07	(7.50)	0.02		(7.41)	(0.02)	—	—	(0.02)	34.22	(17.80)	(17.78)
Year ended May 31, 2011(q)(z)	22.84	0.03	18.82	0.01		18.86	(0.05)	—	—	(0.05)	41.65	82.78	83.01
June 23, 2009* through May 31, 2010(q)(z)	13.33	0.13	9.41	0.01		9.55	(0.04)	—	—	(0.04)	22.84	71.53	71.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Year ended May 31, 2014	1.79%	0.95%	(1.26)%	(0.42)%	$22,803	16%
Year ended May 31, 2013	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012	1.27	0.95	(0.42)	(0.10)	23,337	13
Year ended May 31, 2011	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
UltraPro S&P500®
Year ended May 31, 2014(z)	0.95	0.95	0.17	0.17	568,904	38
Year ended May 31, 2013(z)	0.99	0.95	0.08	0.11	355,479	73
Year ended May 31, 2012(z)	1.00	0.95	0.17	0.22	273,721	90
Year ended May 31, 2011(q)(z)	1.03	0.95	0.01	0.10	270,748	70
June 23, 2009* through May 31, 2010(q)(z)	1.27	0.95	0.24	0.56	137,017	69

*  Commencement of investment operations.

See accompanying notes to the financial statements.

390 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ®
Year ended May 31, 2014(bb)	$35.99	$0.14	$32.27		$—		$32.41	$—	$—	$—	$—	$68.40	90.05%	89.36%
Year ended May 31, 2013(bb)	22.76	(0.07)	13.30		—		13.23	—	—	—	—	35.99	58.15	58.48
Year ended May 31, 2012(s)(bb)	22.06	(0.07)	0.76		0.01		0.70	—	—	—	—	22.76	3.18	3.00
Year ended May 31, 2011(p)(s)(bb)	11.36	(0.06)	10.75		0.01		10.70	—	—	—	—	22.06	94.21	94.24
February 9, 2010* through May 31, 2010(p)(s)(bb)	10.00	(0.01)	1.37	(i)	—	(h)	1.36	—	—	—	—	11.36	13.59	13.81
UltraPro Dow30SM
Year ended May 31, 2014	85.37	0.63	31.00		—		31.63	(0.48)	—	—	(0.48)	116.52	37.17	37.57
Year ended May 31, 2013	46.05	0.17	39.24		—		39.41	(0.09)	—	—	(0.09)	85.37	85.66	85.05
Year ended May 31, 2012(t)	51.66	0.21	(5.61	)(i)	0.01		(5.39)	(0.22)	—	—	(0.22)	46.05	(10.46)	(10.36)
Year ended May 31, 2011(t)	27.16	0.17	24.45		0.01		24.63	(0.13)	—	—	(0.13)	51.66	90.95	90.97
February 9, 2010* through May 31, 2010(t)	26.67	0.05	0.45	(i)	—	(h)	0.50	(0.01)	—	—	(0.01)	27.16	1.86	1.75

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ®
Year ended May 31, 2014(bb)	1.04%	0.95%	0.17%	0.26%	$584,860	11%
Year ended May 31, 2013(bb)	1.06	0.95	(0.37)	(0.26)	212,363	65
Year ended May 31, 2012(s)(bb)	1.08	0.95	(0.49)	(0.36)	193,446	21
Year ended May 31, 2011(p)(s)(bb)	1.15	0.95	(0.58)	(0.38)	132,342	31
February 9, 2010* through May 31, 2010(p)(s)(bb)	1.64	0.95	(0.89)	(0.20)	45,433	55
UltraPro Dow30SM
Year ended May 31, 2014	1.07	0.95	0.51	0.63	116,521	7
Year ended May 31, 2013	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(t)	1.12	0.95	0.30	0.47	43,743	29
Year ended May 31, 2011(t)	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010(t)	1.85	0.95	(0.36)	0.54	12,221	44

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 391

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS							TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income		Net realized gains	Tax return of capital	Total distributions		Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro MidCap400
Year ended May 31, 2014(z)	$65.32	$0.02	$34.15	$—		$34.17	$—		$—	$—	$—		$99.49	52.31%	52.28%
Year ended May 31, 2013(z)	32.50	(0.11)	32.93	—		32.82	—		—	—	—		65.32	101.00	101.22
Year ended May 31, 2012(z)	51.57	(0.15)	(18.93)	0.01		(19.07)	—		—	—	—		32.50	(36.99)	(37.05)
Year ended May 31, 2011(p)(z)	24.77	(0.08)	26.90	—	(h)	26.82	—		—	(0.02)	(0.02)		51.57	108.32	107.99
February 9, 2010* through May 31, 2010(p)(z)	20.00	—	4.77	—	(h)	4.77	—	(h)	—	—	—	(h)	24.77	23.88	24.00
UltraPro Russell2000
Year ended May 31, 2014(z)	54.64	(0.23)	25.72	—		25.49	—		—	—	—		80.13	46.67	46.68
Year ended May 31, 2013(z)	26.38	(0.13)	28.40	—		28.27	(0.01)		—	—	(0.01)		54.64	107.19	107.94
Year ended May 31, 2012(z)	48.71	(0.03)	(22.31)	0.01		(22.33)	—	(h)	—	—	—	(h)	26.38	(45.84)	(46.07)
Year ended May 31, 2011(p)(z)	26.10	(0.11)	22.71	0.01		22.61	—		—	—	—		48.71	86.57	86.53
February 9, 2010* through May 31, 2010(p)(z)	20.00	(0.02)	6.12	—		6.10	—		—	—	—		26.10	30.53	30.64

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Year ended May 31, 2014(z)	1.43%	0.95%	(0.45)%	0.02%	$44,770	11%
Year ended May 31, 2013(z)	1.43	0.95	(0.74)	(0.26)	26,129	45
Year ended May 31, 2012(z)	1.40	0.95	(0.89)	(0.45)	22,748	115
Year ended May 31, 2011(p)(z)	1.27	0.95	(0.54)	(0.22)	46,415	35
February 9, 2010* through May 31, 2010(p)(z)	2.18	0.95	(1.25)	(0.02)	19,818	55
UltraPro Russell2000
Year ended May 31, 2014(z)	1.27	0.95	(0.62)	(0.30)	188,317	62
Year ended May 31, 2013(z)	1.35	0.95	(0.75)	(0.35)	114,747	27
Year ended May 31, 2012(z)	1.39	0.95	(0.53)	(0.09)	84,407	93
Year ended May 31, 2011(p)(z)	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010(p)(z)	3.03	0.95	(2.36)	(0.27)	15,662	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

392 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Value
Year ended May 31, 2014	$48.63	$0.23	$18.82	$—		$19.05	$(0.20)	$—	$—	$(0.20)	$67.48	39.25%	37.42%
Year ended May 31, 2013	28.59	0.08	20.04	—		20.12	(0.08)	—	—	(0.08)	48.63	70.49	71.64
Year ended May 31, 2012	33.56	0.11	(4.97)	—	(h)	(4.86)	(0.11)	—	—	(0.11)	28.59	(14.45)	(13.20)
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48
Ultra Russell1000 Growth
Year ended May 31, 2014	81.74	(0.06)	36.77	—		36.71	—	—	—	—	118.45	44.92	39.59
Year ended May 31, 2013	56.28	0.09	25.48	—		25.57	(0.11)	—	—	(0.11)	81.74	45.48	46.96
Year ended May 31, 2012	58.68	0.02	(2.35)	—	(h)	(2.33)	(0.07)	—	—	(0.07)	56.28	(3.99)	(2.12)
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Value
Year ended May 31, 2014	2.76%	0.95%	(1.39)%	0.41%	$5,061	12%
Year ended May 31, 2013	3.66	0.95	(2.50)	0.22	7,295	9
Year ended May 31, 2012	3.10	0.95	(1.75)	0.40	6,434	43
Year ended May 31, 2011	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	1.87	0.95	(0.04)	0.88	13,660	68
Ultra Russell1000 Growth
Year ended May 31, 2014	2.02	0.95	(1.14)	(0.07)	17,768	19
Year ended May 31, 2013	1.93	0.95	(0.84)	0.13	18,391	14
Year ended May 31, 2012	1.86	0.95	(0.87)	0.04	12,662	20
Year ended May 31, 2011	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 393

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Value
Year ended May 31, 2014	$59.16	$(0.03)	$26.08	$—		$26.05	$—	$—	$—	$—	$85.21	44.02%	42.48%
Year ended May 31, 2013	34.22	(0.07)	25.01	—		24.94	—	—	—	—	59.16	72.87	75.74
Year ended May 31, 2012	42.67	0.09	(8.45)	—	(h)	(8.36)	(0.09)	—	—	(0.09)	34.22	(19.62)	(19.78)
Year ended May 31, 2011	26.83	(0.02)	15.92	—	(h)	15.90	(0.06)	—	—	(0.06)	42.67	59.36	57.88
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Ultra Russell MidCap Growth
Year ended May 31, 2014	72.06	(0.25)	29.81	—		29.56	—	—	—	—	101.62	41.03	37.53
Year ended May 31, 2013	46.67	(0.27)	25.66	—		25.39	—	—	—	—	72.06	54.41	55.54
Year ended May 31, 2012	58.41	(0.25)	(11.50)	0.01		(11.74)	—	—	—	—	46.67	(20.10)	(18.45)
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Year ended May 31, 2014	3.11%	0.95%	(2.20)%	(0.04)%	$6,390	31%
Year ended May 31, 2013	3.31	0.95	(2.51)	(0.15)	8,874	100
Year ended May 31, 2012	3.17	0.95	(1.96)	0.26	5,134	30
Year ended May 31, 2011	2.82	0.95	(1.94)	(0.07)	9,602	92
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Ultra Russell MidCap Growth
Year ended May 31, 2014	2.11	0.95	(1.45)	(0.29)	15,243	21
Year ended May 31, 2013	2.53	0.95	(2.06)	(0.48)	10,809	27
Year ended May 31, 2012	2.07	0.95	(1.65)	(0.53)	10,500	39
Year ended May 31, 2011	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	1.75	0.95	(0.82)	(0.02)	14,842	48

See accompanying notes to the financial statements.

394 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Value
Year ended May 31, 2014	$43.17	$0.15	$13.89	$—		$14.04	$(0.15)	$—	$—	$(0.15)	$57.06	32.56%	31.11%
Year ended May 31, 2013	26.13	0.10	17.03	—		17.13	(0.09)	—	—	(0.09)	43.17	65.66	70.21
Year ended May 31, 2012	35.15	0.06	(9.01)	—	(h)	(8.95)	(0.07)	—	—	(0.07)	26.13	(25.47)	(25.61)
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Ultra Russell2000 Growth
Year ended May 31, 2014	68.85	(0.48)	21.59	—		21.11	—	—	—	—	89.96	30.67	31.33
Year ended May 31, 2013	41.84	(0.20)	27.21	—		27.01	— (h)	—	—	— (h)	68.85	64.55	64.93
Year ended May 31, 2012	57.95	(0.25)	(15.87)	0.01		(16.11)	—	—	—	—	41.84	(27.80)	(27.76)
Year ended May 31, 2011	32.97	(0.21)	25.19	—		24.98	—	—	—	—	57.95	75.71	75.26
Year ended May 31, 2010	20.61	(0.12)	12.48	—	(h)	12.36	—	—	—	—	32.97	59.97	61.15

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Value
Year ended May 31, 2014	2.64%	0.95%	(1.41)%	0.28%	$12,838	27%
Year ended May 31, 2013	3.31	0.95	(2.05)	0.31	9,714	24
Year ended May 31, 2012	2.69	0.95	(1.51)	0.23	7,840	36
Year ended May 31, 2011	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Ultra Russell2000 Growth
Year ended May 31, 2014	2.49	0.95	(2.09)	(0.55)	13,494	35
Year ended May 31, 2013	2.53	0.95	(1.97)	(0.39)	15,490	24
Year ended May 31, 2012	1.96	0.95	(1.58)	(0.57)	12,552	80
Year ended May 31, 2011	1.54	0.95	(1.07)	(0.48)	34,773	36
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 395

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Year ended May 31, 2014	$39.31	$0.22	$16.59		$—		$16.81	$(0.23)	$(1.79)	$—	$(2.02)	$54.10	43.91%	43.65%
Year ended May 31, 2013	30.02	0.32	9.16		—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84
Year ended May 31, 2012	54.30	0.13	(24.36)		—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Year ended May 31, 2011	29.38	(0.11)	25.05		0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56
Ultra Nasdaq Biotechnology
Year ended May 31, 2014(bb)	48.69	(0.55)	32.59		—		32.04	—	—	—	—	80.73	65.81	65.58
Year ended May 31, 2013(w)(bb)	23.78	(0.22)	25.13		—		24.91	—	—	—	—	48.69	104.80	104.41
Year ended May 31, 2012(w)(bb)	20.22	(0.13)	3.69	(i)	—	(h)	3.56	—	—	—	—	23.78	17.59	17.84
Year ended May 31, 2011(w)(bb)	11.50	(0.06)	8.80		—	(h)	8.74	(0.01)	—	(0.01)	(0.02)	20.22	76.12	74.60
April 7, 2010* through May 31, 2010(w)(bb)	15.00	(0.01)	(3.49)		—	(h)	(3.50)	—	—	—	—	11.50	(23.33)	(22.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Year ended May 31, 2014	1.07%	0.95%	0.38%	0.50%	$117,660	100%
Year ended May 31, 2013	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	1.00	0.95	0.46	0.50	315,088	93
Ultra Nasdaq Biotechnology
Year ended May 31, 2014(bb)	1.08	0.95	(0.88)	(0.75)	331,007	26
Year ended May 31, 2013(w)(bb)	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(w)(bb)	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011(w)(bb)	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010(w)(bb)	4.38	0.95	(4.16)	(0.73)	4,600	5

*  Commencement of investment operations.
See accompanying notes to the financial statements.

396 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Year ended May 31, 2014(z)	$65.14	$0.51	$20.00	$—	$20.51	$(0.50)	$—	$—	$(0.50)	$85.15	31.64%	31.15%
Year ended May 31, 2013(z)	42.69	0.34	22.37	—	22.71	(0.26)	—	—	(0.26)	65.14	53.43	52.91
Year ended May 31, 2012(z)	41.64	0.22	0.94	—	1.16	(0.11)	—	—	(0.11)	42.69	2.78	3.65
Year ended May 31, 2011(z)	25.21	0.22	16.41	0.01	16.64	(0.21)	—	—	(0.21)	41.64	66.45	65.87
Year ended May 31, 2010(z)	17.69	0.36	7.50	—	7.86	(0.34)	—	—	(0.34)	25.21	44.58	44.24
Ultra Consumer Services
Year ended May 31, 2014(z)	54.44	0.07	22.54	—	22.61	(0.05)	—	—	(0.05)	77.00	41.55	39.21
Year ended May 31, 2013(z)	32.04	0.14	22.43	—	22.57	(0.17)	—	—	(0.17)	54.44	70.57	71.68
Year ended May 31, 2012(z)	29.03	(0.07)	3.08	—	3.01	—	—	—	—	32.04	10.37	10.92
Year ended May 31, 2011(z)	19.01	(0.04)	10.08	—	10.04	(0.02)	—	—	(0.02)	29.03	52.83	51.70
Year ended May 31, 2010(z)	10.89	0.05	8.12	—	8.17	(0.04)	—	(0.01)	(0.05)	19.01	75.17	75.95

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Year ended May 31, 2014(z)	2.01%	0.95%	(0.36)%	0.70%	$19,159	8%
Year ended May 31, 2013(z)	1.76	0.95	(0.16)	0.65	19,543	36
Year ended May 31, 2012(z)	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011(z)	1.63	0.95	0.03	0.71	18,738	6
Year ended May 31, 2010(z)	1.44	0.95	1.00	1.48	26,470	24
Ultra Consumer Services
Year ended May 31, 2014(z)	1.57	0.95	(0.52)	0.10	23,101	3
Year ended May 31, 2013(z)	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(z)	2.37	0.95	(1.68)	(0.26)	9,613	163
Year ended May 31, 2011(z)	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010(z)	1.84	0.95	(0.57)	0.31	19,964	42

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 397

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Year ended May 31, 2014	$96.22	$0.52	$25.14	$—		$25.66	$(0.50)	$—	$—	$(0.50)	$121.38	26.73%	26.68%
Year ended May 31, 2013	51.17	0.44	45.06	—		45.50	(0.45)	—	—	(0.45)	96.22	89.38	89.35
Year ended May 31, 2012	67.22	0.28	(16.08)	—	(h)	(15.80)	(0.25)	—	—	(0.25)	51.17	(23.49)	(23.49)
Year ended May 31, 2011	57.22	0.06	9.99	—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42
Year ended May 31, 2010(l)	41.27	0.14	16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17
Ultra Health Care
Year ended May 31, 2014(z)	61.37	0.17	31.94	—		32.11	(0.21)	—	—	(0.21)	93.27	52.43	52.08
Year ended May 31, 2013(z)	33.82	0.25	27.51	—		27.76	(0.21)	—	—	(0.21)	61.37	82.39	81.10
Year ended May 31, 2012(z)	34.31	0.21	(0.49)	—		(0.28)	(0.21)	—	—	(0.21)	33.82	(0.76)	(0.01)
Year ended May 31, 2011(z)	21.61	0.21	12.71	—		12.92	(0.22)	—	—	(0.22)	34.31	60.20	58.70
Year ended May 31, 2010(z)	17.07	0.29	4.59	—		4.88	(0.33)	—	(0.01)	(0.34)	21.61	28.42	30.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Year ended May 31, 2014	0.97%	0.95%	0.47%	0.48%	$805,284	3%
Year ended May 31, 2013	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	0.96	0.95	0.25	0.26	1,426,753	32
Ultra Health Care
Year ended May 31, 2014(z)	1.11	0.95	0.06	0.22	97,928	7
Year ended May 31, 2013(z)	1.18	0.95	0.30	0.53	73,641	5
Year ended May 31, 2012(z)	1.24	0.95	0.38	0.67	35,507	3
Year ended May 31, 2011(z)	1.26	0.95	0.53	0.83	51,469	6
Year ended May 31, 2010(z)	1.25	0.95	1.03	1.33	32,412	50

See accompanying notes to the financial statements.

398 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Industrials
Year ended May 31, 2014	$72.89	$0.34	$34.41		$—		$34.75	$(0.21)	$—	$—	$(0.21)	$107.43	47.71%	46.54%
Year ended May 31, 2013	44.27	0.15	28.59		—		28.74	(0.12)	—	—	(0.12)	72.89	65.01	66.00
Year ended May 31, 2012	54.37	0.15	(10.12)		—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)
Year ended May 31, 2011	33.39	0.23	20.85		0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71
Year ended May 31, 2010	20.15	0.21	13.22		—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Ultra Oil & Gas
Year ended May 31, 2014	56.94	0.32	22.94		—		23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51
Year ended May 31, 2013	36.87	0.31	19.98		—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23
Year ended May 31, 2012	57.45	0.07	(20.60)		—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Year ended May 31, 2011	28.68	0.10	28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44
Year ended May 31, 2010	29.90	0.18	(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Industrials
Year ended May 31, 2014	1.47%	0.95%	(0.15)%	0.37%	$32,230	27%
Year ended May 31, 2013	1.62	0.95	(0.39)	0.28	21,867	141
Year ended May 31, 2012	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Ultra Oil & Gas
Year ended May 31, 2014	1.05	0.95	0.40	0.50	149,880	29
Year ended May 31, 2013	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 399

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Real Estate
Year ended May 31, 2014	$78.54	$1.10		$10.11	$—		$11.21	$(1.02)	$—	$—	$(1.02)	$88.73	14.58%	14.42%
Year ended May 31, 2013	59.34	0.63		18.95	—		19.58	(0.38)	—	—	(0.38)	78.54	33.08	33.36
Year ended May 31, 2012	63.84	0.57		(4.30)	—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)
Year ended May 31, 2011	39.93	0.39		23.92	0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71
Year ended May 31, 2010(k)	19.17	0.65		20.56	0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Ultra KBW Regional Banking
Year ended May 31, 2014	58.32	0.59		19.76	—		20.35	(0.50)	—	—	(0.50)	78.17	34.92	38.34
Year ended May 31, 2013	42.72	0.46		15.68	—		16.14	(0.54)	—	—	(0.54)	58.32	38.12	37.71
Year ended May 31, 2012	47.12	0.24		(4.44)	0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Year ended May 31, 2011	47.13	0.18		0.01	0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)	0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Year ended May 31, 2014	1.00%	0.95%	1.44%	1.49%	$308,713	84%
Year ended May 31, 2013	0.99	0.95	0.83	0.87	367,516	48
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Ultra KBW Regional Banking
Year ended May 31, 2014	1.69	0.95	(0.02)	0.72	11,725	23
Year ended May 31, 2013	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	4.90	0.95	(3.99)	(0.04)	7,070	24

*  Commencement of investment operations.

See accompanying notes to the financial statements.

400 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Year ended May 31, 2014	$42.34	$0.32	$22.56	$—		$22.88	$(0.39)	$—	$—	$(0.39)	$64.83	54.33%	53.24%
Year ended May 31, 2013	33.55	0.26	8.76	—		9.02	(0.23)	—	—	(0.23)	42.34	27.07	27.26
Year ended May 31, 2012	45.20	0.05	(11.61)	—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)
Year ended May 31, 2011	31.90	(0.05)	13.39	0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84
Year ended May 31, 2010	19.01	0.11	12.96	0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90
Ultra Technology
Year ended May 31, 2014	82.58	0.18	41.43	—		41.61	(0.08)	—	—	(0.08)	124.11	50.41	50.34
Year ended May 31, 2013	69.30	0.06	13.25	—		13.31	(0.03)	—	—	(0.03)	82.58	19.20	19.27
Year ended May 31, 2012	68.07	(0.22)	1.45	—	(h)	1.23	—	—	—	—	69.30	1.81	1.76
Year ended May 31, 2011	47.65	(0.18)	20.60	—	(h)	20.42	—	—	—	—	68.07	42.82	43.12
Year ended May 31, 2010	29.53	(0.10)	18.23	—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Year ended May 31, 2014	1.36%	0.95%	0.25%	0.65%	$29,174	31%
Year ended May 31, 2013	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012	1.20	0.95	(0.10)	0.15	32,711	16
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	1.11	0.95	0.25	0.41	76,548	61
Ultra Technology
Year ended May 31, 2014	1.07	0.95	0.07	0.18	148,937	44
Year ended May 31, 2013	1.12	0.95	(0.08)	0.08	123,865	65
Year ended May 31, 2012	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011	1.06	0.95	(0.42)	(0.30)	127,624	6
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 401

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Telecommunications
Year ended May 31, 2014	$69.07	$0.82	$23.51	$—		$24.33	$(0.84)	$—	$—	$(0.84)	$92.56	35.51%	28.00%
Year ended May 31, 2013	44.32	0.31	24.64	—		24.95	(0.18)	—	(0.02)	(0.20)	69.07	56.40	59.22
Year ended May 31, 2012	65.87	0.22	(21.61)	0.01		(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)
Year ended May 31, 2011	37.63	0.29	28.53	0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84
Year ended May 31, 2010	31.06	0.95	6.53	—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Ultra Utilities
Year ended May 31, 2014	65.28	1.67	21.39	—		23.06	(1.45)	—	—	(1.45)	86.89	35.94	33.73
Year ended May 31, 2013	54.85	1.06	10.54	—		11.60	(1.17)	—	—	(1.17)	65.28	21.38	22.05
Year ended May 31, 2012	49.56	0.94	5.22	0.01		6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45
Year ended May 31, 2011	33.90	1.03	15.74	0.01		16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
Year ended May 31, 2010	27.98	0.94	6.01	0.01		6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45
UltraPro Financials
Year ended May 31, 2014(bb)	46.72	0.35	17.84	—		18.19	(0.17)	—	—	(0.17)	64.74	38.96	35.79
July 10, 2012* through May 31, 2013(bb)	20.00	0.02	26.74	—		26.76	(0.04)	—	—	(0.04)	46.72	133.94	137.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Year ended May 31, 2014	2.96%	0.95%	(1.01)%	1.00%	$6,942	56%
Year ended May 31, 2013	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012	4.17	0.95	(2.77)	0.45	3,324	178
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Ultra Utilities
Year ended May 31, 2014	1.74	0.95	1.47	2.26	32,585	5
Year ended May 31, 2013	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	1.45	0.95	2.21	2.71	20,337	16
UltraPro Financials
Year ended May 31, 2014(bb)	1.49	0.95	0.07	0.61	29,135	15
July 10, 2012* through May 31, 2013(bb)	3.00	0.95	(1.98)	0.07	9,343	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

402 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Year ended May 31, 2014	$87.25	$(1.00)	$32.42	$0.06	$31.48	$—	$—	$—	$—	$118.73	36.09%	31.08%
Year ended May 31, 2013	53.57	(0.66)	34.33	0.01	33.68	—	—	—	—	87.25	62.86	71.65
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—	(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01	36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03	(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)
Ultra MSCI Emerging Markets
Year ended May 31, 2014	73.02	(0.66)	5.04	0.01	4.39	—	—	—	—	77.41	6.01	6.37
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01	11.69	—	—	—	—	73.02	19.06	18.59
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—	(49.62)	—	—	—	—	61.33	(44.72)	(44.37)
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02	38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05	13.02	—	—	—	—	73.02	21.70	19.15

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Year ended May 31, 2014	1.47%	0.95%	(1.46)%	(0.94)%	$47,493	—%
Year ended May 31, 2013	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.94)	42,575	—
Year ended May 31, 2013	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 403

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Year ended May 31, 2014	$37.32	$(0.45)	$19.16	$0.04		$18.75	$—	$—	$—	$—	$56.07	50.25%	50.35%
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01		16.02	—	—	—	—	37.32	75.17	75.23
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2014	36.11	(0.36)	8.11	0.33		8.08	—	—	—	—	44.19	22.37	15.95
Year ended May 31, 2013	24.27	(0.33)	12.16	0.01		11.84	—	—	—	—	36.11	48.80	56.64
Year ended May 31, 2012	39.99	(0.28)	(15.45)	0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Year ended May 31, 2014	1.34%	0.95%	(1.34)%	(0.95)%	$28,035	—%
Year ended May 31, 2013	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2014	5.98	0.95	(5.98)	(0.95)	2,209	—
Year ended May 31, 2013	5.03	0.95	(4.97)	(0.89)	1,805	—
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

404 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Brazil Capped
Year ended May 31, 2014	$57.09	$(0.42)	$(9.30)		$0.01		$(9.71)	$—	$—	$—	$—	$47.38	(17.00)%	(13.81)%
Year ended May 31, 2013(x)	59.56	(0.57)	(1.91	)(i)	0.01		(2.47)	—	—	—	—	57.09	(4.16)	(4.57)
Year ended May 31, 2012(x)	134.88	(0.84)	(74.48)		—	(h)	(75.32)	—	—	—	—	59.56	(55.84)	(55.58)
Year ended May 31, 2011(x)	101.54	(1.14)	34.44		0.04		33.34	—	—	—	—	134.88	32.86	41.06
April 27, 2010* through May 31, 2010(x)	120.00	(0.08)	(18.41)		0.03		(18.46)	—	—	—	—	101.54	(15.40)	(20.37)
Ultra FTSE China 25
Year ended May 31, 2014	49.01	(0.47)	3.91		—	(h)	3.44	—	—	—	—	52.45	7.03	6.76
Year ended May 31, 2013	41.13	(0.44)	8.32		—	(h)	7.88	—	—	—	—	49.01	19.16	18.81
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03		19.98	—	—	—	—	80.35	33.10	32.81
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05		0.37	—	—	—	—	60.37	0.62	0.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Year ended May 31, 2014	2.30%	0.95%	(2.29)%	(0.94)%	$7,105	—%
Year ended May 31, 2013(x)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(x)	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011(x)	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010(x)	11.20	0.95	(11.04)	(0.80)	3,808	—
Ultra FTSE China 25
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.93)	41,960	—
Year ended May 31, 2013	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—
June 2, 2009* through May 31, 2010	1.31	0.95	(1.23)	(0.87)	45,277	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 405

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Year ended May 31, 2014	$73.36	$(0.76)	$8.74		$0.06	$8.04	$—	$—	$—	$—	$81.40	10.96%	10.41%
Year ended May 31, 2013	49.29	(0.56)	24.60		0.03	24.07	—	—	—	—	73.36	48.83	50.13
Year ended May 31, 2012	67.20	(0.55)	(17.37)		0.01	(17.91)	—	—	—	—	49.29	(26.65)	(27.37)
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06	8.00	—	—	—	—	67.20	13.51	13.04
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—	—	—	—	59.20	(1.33)	(0.55)
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2014	45.46	(0.38)	(3.03)		0.01	(3.40)	—	—	—	—	42.06	(7.48)	(1.66)
Year ended May 31, 2013	29.27	(0.42)	16.61		—	16.19	—	—	—	—	45.46	55.30	44.40
Year ended May 31, 2012	41.50	(0.31)	(11.92)		—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01	14.85	—	—	—	—	41.50	55.72	58.83
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—	—	—	—	26.65	(11.17)	(13.13)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Year ended May 31, 2014	1.22%	0.95%	(1.20)%	(0.93)%	$28,489	—%
Year ended May 31, 2013	1.52	0.95	(1.47)	(0.90)	44,016	—
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2014	3.13	0.95	(3.13)	(0.95)	6,308	—
Year ended May 31, 2013	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

406 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
Year ended May 31, 2014	$54.78	$0.20		$(0.05)	$0.18	$0.33	$(0.77)	$—	$—	$(0.77)	$54.34	0.66%	0.02%
Year ended May 31, 2013	56.91	—	(h)	(2.20)	0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)
Year ended May 31, 2012(s)	43.53	0.09		13.26	0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22
Year ended May 31, 2011(s)	38.35	(0.10)		5.19	0.09	5.18	— (h)	—	—	— (h)	43.53	13.51	13.73
January 19, 2010* through May 31, 2010(s)	35.00	—	(h)	3.33	0.02	3.35	—	—	—	—	38.35	9.59	9.41
Ultra 20+ Year Treasury
Year ended May 31, 2014	62.23	0.14		2.65	0.02	2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46
Year ended May 31, 2013	74.98	0.36		(13.13)	0.05	(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)
Year ended May 31, 2012(s)	42.73	0.02		32.45	0.09	32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93
Year ended May 31, 2011(s)	40.38	0.39		2.24	0.05	2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81
January 19, 2010* through May 31, 2010(s)	35.00	0.09		5.24	0.08	5.41	(0.03)	—	—	(0.03)	40.38	15.45	15.32

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Year ended May 31, 2014	0.96%	0.95%	0.38%	0.38%	$1,931,642	739%
Year ended May 31, 2013	0.99	0.95	(0.04)	— (m)	1,133,980	289
Year ended May 31, 2012(s)	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(s)	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010(s)	2.27	0.95	(1.30)	0.02	11,506	136
Ultra 20+ Year Treasury
Year ended May 31, 2014	1.51	0.95	(0.32)	0.25	29,243	146
Year ended May 31, 2013	1.65	0.95	(0.18)	0.52	18,669	163
Year ended May 31, 2012(s)	1.55	0.95	(0.56)	0.04	18,745	203
Year ended May 31, 2011(s)	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010(s)	2.16	0.95	(0.53)	0.68	8,075	228

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 407

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra High Yield
Year ended May 31, 2014	$51.92	$(0.18)	$8.61		$0.01		$8.44	$—	$—	$—	$—	$60.36	16.25%	14.75%
Year ended May 31, 2013	41.27	(0.43)	11.08		—	(h)	10.65	—	—	—	—	51.92	25.83	25.39
Year ended May 31, 2012	40.70	(0.37)	0.93	(i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74		0.01		0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Year ended May 31, 2014	53.59	(0.20)	5.05	(i)	0.06		4.91	—	—	—	—	58.50	9.17	9.67
Year ended May 31, 2013	49.88	(0.49)	4.19		0.01		3.71	—	—	—	—	53.59	7.43	7.97
Year ended May 31, 2012	42.36	(0.42)	7.93		0.01		7.52	—	—	—	—	49.88	17.77	16.77
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40		0.01		2.36	—	—	—	—	42.36	5.89	6.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Year ended May 31, 2014	6.25%	0.95%	(5.63)%	(0.33)%	$3,018	47%
Year ended May 31, 2013	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Year ended May 31, 2014	4.91	0.95	(4.34)	(0.38)	2,925	—
Year ended May 31, 2013	3.05	0.95	(2.98)	(0.89)	5,359	—	(j)
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

408 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 409

NOTES TO FINANCIAL STATEMENTS

410 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 124 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund other than ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares Short Term USD Emerging Markets Bond ETF, ProShares DJ Brookfield Global Infrastructure ETF and ProShares S&P 500 Aristocrats ETF is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of each of the Hedged Fixed Income ProShares Funds, the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the Inflation ProShares Funds, and the Short and Ultra Fixed Income ProShares Funds (other than the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield and the Ultra Investment Grade Corporate) is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV of the German Sovereign/Sub-Sovereign ETF is typically determined at 11:15 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:15 p.m. London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective October 1, 2013)
ProShares UltraShort Europe	ProShares UltraShort FTSE Europe
ProShares Ultra Europe	ProShares Ultra FTSE Europe

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and as of January 17, 2014, Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 411

about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of May 31, 2014, based on levels assigned to securities on May 31, 2013.

The following is a summary of the valuations as of May 31, 2014 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
DJ Brookfield Global Infrastructure ETF	$4,215,718	—	—	—	—	$17,264	$59,717	—	—	$4,292,699	—
Global Listed Private Equity ETF	6,554,558	$1,100	—	—	—	22,563	78,047	—	—	6,656,268	—
Large Cap Core Plus	291,032,468	—	—	—	—	856,602	2,991,461	$4,593,388	—	294,880,531	$4,593,388
S&P 500 Aristocrats ETF	184,217,860	—	—	—	—	26,922	93,125	—	—	184,337,907	—
High Yield-Interest Rate Hedged	—	—	$76,788	—	$140,534,842	650,563	2,250,350	—	—	143,435,755	76,788
Investment Grade- Interest Rate Hedged	—	—	77,617	—	77,102,735	320,978	1,110,291	—	—	78,534,004	77,617
USD Covered Bond	—	—	—	—	6,489,910	25,885	89,540	—	—	6,605,335	—
German Sovereign/ Sub-Sovereign ETF	—	—	—	—	439,304	3,761,688	10,146	—	—	4,211,138	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	4,653,763	7,273,506	151,774	—	—	12,079,043	—
Hedge Replication ETF	4,868,089	—	9,031	—	—	21,568,777	4,232,783	239,790	—	30,669,649	248,821
Merger ETF	2,982,416	—	—	—	—	383,228	619,268	(186,446)	$7,094	3,984,912	(179,352)
RAFI® Long/Short	56,611,387	—	—	—	—	1,550,899	5,385,693	(4,382,296)	—	63,547,979	(4,382,296)
30 Year TIPS/TSY Spread	—	—	—	—	3,240,253	126,201	541,553	(320,620)	—	3,908,007	(320,620)
Short 30 Year TIPS/TSY Spread	—	—	—	—	2,920,546	242,451	932,158	(254,808)	—	4,095,155	(254,808)
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	1,344,888	58,209	387,944	(25,826)	—	1,791,041	(25,826)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	1,613,887	70,691	434,666	(89,345)	—	2,119,244	(89,345)
Short S&P500®	—	—	(3,002,241)	—	—	1,047,757,008	751,647,796	(128,735,656)	—	1,799,404,804	(131,737,897)
Short QQQ®	—	—	(656,898)	—	—	160,319,932	80,785,322	(19,687,116)	—	241,105,254	(20,344,014)
Short Dow30SM	—	—	(186,634)	—	—	177,438,298	125,635,329	(17,435,678)	—	303,073,627	(17,622,312)
Short MidCap400	—	—	(204,851)	—	—	61,581,697	48,627,565	(3,526,719)	—	110,209,262	(3,731,570)
Short Russell2000	—	—	527,231	—	—	454,210,774	278,015,422	(21,927,137)	—	732,226,196	(21,399,906)
Short SmallCap600	—	—	—	—	—	2,474,345	7,575,331	(317,221)	—	10,049,676	(317,221)
UltraShort Russell3000	—	—	—	—	—	144,321	653,126	(128,628)	—	797,447	(128,628)

412 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort S&P500®	—	—	$(5,880,909)	—	—	$1,061,991,722	$737,850,813	$(184,136,566)	—	$1,799,842,535	$(190,017,475)
UltraShort QQQ®	—	—	(1,512,457)	—	—	243,313,977	152,280,130	(34,046,417)	—	395,594,107	(35,558,874)
UltraShort Dow30SM	—	—	(79,329)	—	—	159,261,607	110,566,937	(26,482,769)	—	269,828,544	(26,562,098)
UltraShort MidCap400	—	—	(3,092)	—	—	5,719,170	6,477,373	(1,082,651)	—	12,196,543	(1,085,743)
UltraShort Russell2000	—	—	816,677	—	—	156,549,174	122,157,866	(11,156,836)	—	278,707,040	(10,340,159)
UltraShort SmallCap600	—	—	—	—	—	1,759,450	6,645,516	(179,674)	—	8,404,966	(179,674)
UltraPro Short S&P500®	—	—	(2,864,591)	—	—	349,180,306	311,846,103	(81,598,325)	—	661,026,409	(84,462,916)
UltraPro Short QQQ®	—	—	(1,189,977)	—	—	186,299,601	187,437,065	(40,181,410)	—	373,736,666	(41,371,387)
UltraPro Short Dow30SM	—	—	(9,424)	—	—	62,712,583	80,823,289	(19,240,091)	—	143,535,872	(19,249,515)
UltraPro Short MidCap400	—	—	(3,172)	—	—	4,046,657	5,157,954	(1,659,926)	—	9,204,611	(1,663,098)
UltraPro Short Russell2000	—	—	142,042	—	—	35,482,028	46,999,522	(7,000,825)	—	82,481,550	(6,858,783)
UltraShort Russell1000 Value	—	—	—	—	—	138,781	705,091	(147,268)	—	843,872	(147,268)
UltraShort Russell1000 Growth	—	—	—	—	—	654,897	2,804,443	(610,878)	—	3,459,340	(610,878)
UltraShort Russell MidCap Value	—	—	—	—	—	59,469	628,205	(137,479)	—	687,674	(137,479)
UltraShort Russell MidCap Growth	—	—	—	—	—	105,371	950,384	(207,524)	—	1,055,755	(207,524)
UltraShort Russell2000 Value	—	—	—	—	—	357,039	1,738,791	(248,948)	—	2,095,830	(248,948)
UltraShort Russell2000 Growth	—	—	—	—	—	1,262,952	5,652,889	(781,738)	—	6,915,841	(781,738)
Short Basic Materials	—	—	—	—	—	628,877	1,052,015	(398,823)	—	1,680,892	(398,823)
Short Financials	—	—	—	—	—	13,811,439	14,143,466	(5,468,170)	—	27,954,905	(5,468,170)
Short Oil & Gas	—	—	—	—	—	1,023,304	972,009	(283,468)	—	1,995,313	(283,468)
Short Real Estate	—	—	—	—	—	19,133,429	17,928,714	(4,959,329)	—	37,062,143	(4,959,329)
Short KBW Regional Banking	—	—	—	—	—	156,120	1,169,904	209,191	—	1,326,024	209,191
UltraShort Basic Materials	—	—	—	—	—	6,425,778	11,716,175	(3,633,560)	—	18,141,953	(3,633,560)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	28,285,686	36,456,171	(4,210,261)	—	64,741,857	(4,210,261)
UltraShort Consumer Goods	—	—	—	—	—	746,203	3,817,609	(997,166)	—	4,563,812	(997,166)
UltraShort Consumer Services	—	—	—	—	—	1,905,761	6,923,128	(957,001)	—	8,828,889	(957,001)
UltraShort Financials	—	—	—	—	—	44,096,842	46,747,983	(10,641,726)	—	90,844,825	(10,641,726)
UltraShort Health Care	—	—	—	—	—	844,112	3,611,083	(812,563)	—	4,455,195	(812,563)
UltraShort Industrials	—	—	—	—	—	1,485,259	6,168,863	(998,940)	—	7,654,122	(998,940)
UltraShort Oil & Gas	—	—	—	—	—	25,434,773	30,538,504	(11,745,274)	—	55,973,277	(11,745,274)
UltraShort Real Estate	—	—	—	—	—	24,827,661	34,357,866	(15,143,192)	—	59,185,527	(15,143,192)
UltraShort Semiconductors	—	—	—	—	—	960,790	4,671,839	(1,590,787)	—	5,632,629	(1,590,787)
UltraShort Technology	—	—	—	—	—	1,139,398	4,935,887	(1,281,859)	—	6,075,285	(1,281,859)
UltraShort Telecommunications	—	—	—	—	—	125,660	981,358	(169,279)	—	1,107,018	(169,279)
UltraShort Utilities	—	—	—	—	—	2,102,415	5,413,312	(1,124,600)	—	7,515,727	(1,124,600)
UltraPro Short Financials	—	—	—	—	—	1,018,885	4,509,522	(900,785)	—	5,528,407	(900,785)
Short MSCI EAFE	—	—	—	—	—	96,192,788	77,396,585	(11,599,600)	—	173,589,373	(11,599,600)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 413

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short MSCI Emerging Markets	—	—	—	—	—	$160,077,055	$69,572,643	$(18,114,048)	—	$229,649,698	$(18,114,048)
Short FTSE China 25	—	—	—	—	—	14,340,661	23,253,908	(1,929,244)	—	37,594,569	(1,929,244)
UltraShort MSCI EAFE	—	—	—	—	—	4,486,268	3,142,787	(490,597)	—	7,629,055	(490,597)
UltraShort MSCI Emerging Markets	—	—	—	—	—	32,700,065	22,809,675	(5,903,843)	—	55,509,740	(5,903,843)
UltraShort FTSE Europe	—	—	—	—	—	17,244,420	35,549,314	(20,672,344)	—	52,793,734	(20,672,344)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	668,898	1,842,665	(387,203)	—	2,511,563	(387,203)
UltraShort MSCI Brazil Capped	—	—	—	—	—	8,857,034	19,155,103	(5,814,518)	—	28,012,137	(5,814,518)
UltraShort FTSE China 25	—	—	—	—	—	65,911,702	51,028,515	(13,608,154)	—	116,940,217	(13,608,154)
UltraShort MSCI Japan	—	—	—	—	—	4,282,159	5,633,955	86,660	—	9,916,114	86,660
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	268,981	1,037,516	(229,430)	—	1,306,497	(229,430)
Short 7-10 Year Treasury	—	—	$2,992	—	—	35,728,408	41,183,309	(2,933,709)	—	76,911,717	(2,930,717)
Short 20+ Year Treasury	—	—	145,749	—	—	891,894,239	761,761,380	(153,004,025)	—	1,653,655,619	(152,858,276)
Short High Yield	—	—	—	—	—	23,605,246	20,617,452	(2,398,391)	—	44,222,698	(2,398,391)
Short Investment Grade Corporate	—	—	—	—	—	1,145,631	2,168,674	(333,301)	—	3,314,305	(333,301)
UltraShort 3-7 Year Treasury	—	—	—	—	—	831,728	3,167,034	(124,290)	—	3,998,762	(124,290)
UltraShort 7-10 Year Treasury	—	—	9,594	—	—	188,108,773	125,788,012	(21,319,823)	—	313,896,785	(21,310,229)
UltraShort 20+ Year Treasury	—	—	353,662	—	—	2,916,931,818	2,039,829,296	(921,407,137)	—	4,956,761,114	(921,053,475)
UltraShort TIPS	—	—	—	—	—	6,297,954	6,594,343	(763,053)	—	12,892,297	(763,053)
UltraPro Short 20+ Year Treasury	—	—	4,128	—	—	23,474,128	109,193,805	(20,833,142)	—	132,667,933	(20,829,014)
Ultra Russell3000	$3,187,073	—	—	$18	—	3,717	319,537	866,276	—	3,510,345	866,276
Ultra S&P500®	1,875,864,209	—	15,080,335	—	—	235,361,137	210,686,387	39,964,886	—	2,321,911,733	55,045,221
Ultra QQQ®	564,740,390	—	3,232,480	—	—	49,146,820	49,162,775	57,995,967	—	663,049,985	61,228,447
Ultra Dow30SM	247,963,751	—	696,789	—	—	14,226,939	13,537,920	22,514,987	—	275,728,610	23,211,776
Ultra MidCap400	139,248,397	—	283,195	—	—	31,707,920	35,667,907	(48,341,012)	—	206,624,224	(48,057,817)
Ultra Russell2000	177,641,423	—	447,704	125,982	—	39,055,827	83,851,753	(90,042,349)	—	300,674,985	(89,594,645)
Ultra SmallCap600	19,629,207	—	—	—	—	135,591	913,357	2,211,717	—	20,678,155	2,211,717
UltraPro S&P500®	396,982,927	—	5,753,167	—	—	6,280,275	48,573,470	95,614,241	—	451,836,672	101,367,408
UltraPro QQQ®	336,695,587	—	719,916	—	—	8,066,582	36,489,859	197,905,254	—	381,252,028	198,625,170
UltraPro Dow30SM	86,686,832	—	492,814	—	—	2,180,134	10,678,901	15,533,856	—	99,545,867	16,026,670
UltraPro MidCap400	36,564,345	—	102,134	—	—	422,733	2,644,391	4,845,042	—	39,631,469	4,947,176
UltraPro Russell2000	101,123,165	—	251,089	7,646	—	13,755,332	53,818,652	19,491,965	—	168,704,795	19,743,054
Ultra Russell1000 Value	3,680,622	—	—	—	—	119,122	447,348	826,298	—	4,247,092	826,298
Ultra Russell1000 Growth	14,342,044	—	—	—	—	289,198	1,438,501	1,703,163	—	16,069,743	1,703,163
Ultra Russell MidCap Value	4,759,847	—	—	—	—	81,281	504,762	1,061,465	—	5,345,890	1,061,465
Ultra Russell MidCap Growth	12,700,260	—	—	—	—	230,657	1,209,703	1,116,317	—	14,140,620	1,116,317
Ultra Russell2000 Value	10,453,063	—	—	1,063	—	295,327	1,328,731	762,756	—	12,078,184	762,756
Ultra Russell2000 Growth	11,445,261	—	—	335	—	65,473	507,084	1,476,368	—	12,018,153	1,476,368

414 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Warrants	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Basic Materials	$95,871,549	—	—	—	—	$674,863	$2,354,545	$18,033,336	—	$98,900,957	$18,033,336
Ultra Nasdaq Biotechnology	269,619,758	—	—	—	—	2,688,349	9,307,207	49,549,548	—	281,615,314	49,549,548
Ultra Consumer Goods	16,249,699	—	—	—	—	96,844	881,978	1,860,291	—	17,228,521	1,860,291
Ultra Consumer Services	18,829,519	—	—	—	—	52,019	1,124,925	2,870,950	—	20,006,463	2,870,950
Ultra Financials	684,687,279	—	—	—	—	13,208,823	27,455,638	80,199,866	—	725,351,740	80,199,866
Ultra Health Care	78,986,803	—	—	—	—	90,568	330,001	17,440,044	—	79,407,372	17,440,044
Ultra Industrials	28,140,947	—	—	—	—	43,721	501,826	3,604,967	—	28,686,494	3,604,967
Ultra Oil & Gas	122,347,649	—	—	—	—	4,126,337	2,909,577	19,684,976	—	129,383,563	19,684,976
Ultra Real Estate	225,753,623	—	—	—	—	9,409,288	5,796,496	68,768,142	—	240,959,407	68,768,142
Ultra KBW Regional Banking	11,229,186	—	—	—	—	102,106	830,100	(408,022)	—	12,161,392	(408,022)
Ultra Semiconductors	22,758,900	—	—	—	—	218,275	1,027,743	5,117,946	—	24,004,918	5,117,946
Ultra Technology	118,257,432	—	—	—	—	209,491	5,911,938	23,270,435	—	124,378,861	23,270,435
Ultra Telecommunications	5,644,462	—	—	$17,370	—	3,075	190,441	964,030	—	5,855,348	964,030
Ultra Utilities	28,729,704	—	—	—	—	—	1,031,733	2,689,219	—	29,761,437	2,689,219
UltraPro Financials	24,914,736	—	—	—	—	54,068	455,235	3,742,641	—	25,424,039	3,742,641
Ultra MSCI EAFE	—	—	—	—	—	23,794,920	16,603,048	7,145,985	—	40,397,968	7,145,985
Ultra MSCI Emerging Markets	—	—	—	—	—	17,952,876	20,263,322	4,404,502	—	38,216,198	4,404,502
Ultra FTSE Europe	—	—	—	—	—	4,866,037	17,350,684	5,852,443	—	22,216,721	5,852,443
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	414,747	872,891	937,372	—	1,287,638	937,372
Ultra MSCI Brazil Capped	—	—	—	—	—	1,481,280	5,747,436	(103,510)	—	7,228,716	(103,510)
Ultra FTSE China 25	—	—	—	—	—	19,530,041	19,167,053	722,632	—	38,697,094	722,632
Ultra MSCI Japan	—	—	—	—	—	10,691,621	14,598,395	3,235,056	—	25,290,016	3,235,056
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	1,094,122	4,497,240	735,597	—	5,591,362	735,597
Ultra 7-10 Year Treasury	—	—	$(12,233)	—	$1,386,352,043	167,158,668	565,682,829	7,035,728	—	2,119,193,540	7,023,495
Ultra 20+ Year Treasury	—	—	(2,794)	—	19,823,790	1,574,022	5,994,772	2,285,272	—	27,392,584	2,282,478
Ultra High Yield	1,347,714	—	—	—	—	489,613	574,639	619,748	—	2,411,966	619,748
Ultra Investment Grade Corporate	599,266	—	—	—	—	855,737	1,292,500	193,298	—	2,747,503	193,298

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares German Sovereign/Sub-Sovereign ETF utilize the last quoted New York rates prior to 11:15 a.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 415

than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On May 31, 2014, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.05%, dated 05/30/14, due 06/02/14 (1)	Barclays Capital, Inc., 0.06%, dated 05/30/14, due 06/02/14 (2)	BNP Paribas Securities Corp., 0.07%, dated 05/30/14, due 06/02/14 (3)	BNP Paribas Securities Corp., 0.08%, dated 05/30/14, due 06/02/14 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/30/14, due 06/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/30/14, due 06/02/14 (6)	UBS Securities LLC, 0.01%, dated 05/30/14, due 06/02/14 (7)	UBS Securities LLC, 0.03%, dated 05/30/14, due 06/02/14 (8)	UBS Securities LLC, 0.05%, dated 05/30/14, due 06/02/14 (9)	UBS Securities LLC, 0.06%, dated 05/30/14, due 06/02/14 (10)	UBS Securities LLC, 0.07%, dated 05/30/14, due 06/02/14 (11)	Total
DJ Brookfield Global Infrastructure ETF	$19,583	$1,031	$7,730	$12,884	$195	$5,153	$1,546	$1,288	$5,411	$1,031	$3,865	$59,717
Global Listed Private Equity ETF	25,594	1,347	10,103	16,838	255	6,735	2,021	1,684	7,072	1,347	5,051	78,047
Large Cap Core Plus	976,739	52,408	383,553	639,255	10,211	261,407	77,978	64,876	276,728	54,944	193,362	2,991,461
S&P 500 Aristocrats ETF	30,538	1,607	12,055	20,091	306	8,036	2,411	2,009	8,438	1,607	6,027	93,125
High Yield-Interest Rate Hedged	737,952	38,840	291,297	485,495	7,365	194,198	58,259	48,549	203,908	38,840	145,647	2,250,350
Investment Grade- Interest Rate Hedged	364,095	19,163	143,722	239,536	3,634	95,814	28,744	23,954	100,605	19,163	71,861	1,110,291
USD Covered Bond	29,363	1,545	11,590	19,317	294	7,727	2,318	1,933	8,113	1,545	5,795	89,540
German Sovereign/ Sub-Sovereign ETF	3,327	175	1,313	2,189	33	876	263	219	919	175	657	10,146
Short Term USD Emerging Markets Bond ETF	49,771	2,620	19,646	32,744	497	13,098	3,929	3,274	13,753	2,620	9,822	151,774
Hedge Replication ETF	1,388,046	73,055	547,913	913,188	13,854	365,275	109,583	91,319	383,539	73,055	273,956	4,232,783
Merger ETF	200,085	11,236	77,571	129,284	2,324	55,733	16,407	13,599	60,105	13,022	39,902	619,268
RAFI® Long/Short	1,762,979	93,528	694,433	1,157,388	17,937	467,174	139,824	116,442	492,197	95,403	348,388	5,385,693
30 Year TIPS/TSY Spread	161,902	12,222	56,508	94,180	3,324	58,764	15,989	12,933	70,022	21,596	34,113	541,553
Short 30 Year TIPS/TSY Spread	291,712	18,648	108,560	180,933	4,433	91,153	25,885	21,223	103,119	26,995	59,497	932,158
UltraPro 10 Year TIPS/TSY Spread	99,342	11,804	26,064	43,440	4,028	54,854	13,541	10,590	72,379	28,460	23,442	387,944
UltraPro Short 10 Year TIPS/TSY Spread	114,134	12,707	31,653	52,755	4,233	59,292	14,817	11,640	77,320	29,680	26,435	434,666
Short S&P500®	228,664,710	16,238,540	81,855,276	136,425,459	4,223,107	78,530,447	21,695,558	17,635,923	91,907,962	26,887,546	47,583,268	751,647,796
Short QQQ®	23,800,711	1,887,407	8,125,541	13,542,569	530,620	9,035,034	2,429,110	1,957,258	10,913,889	3,495,410	5,067,773	80,785,322
Short Dow30SM	38,166,035	2,724,199	13,634,620	22,724,366	711,267	13,167,869	3,633,173	2,952,124	15,434,856	4,536,698	7,950,122	125,635,329
Short MidCap400	15,701,750	884,094	6,082,686	10,137,810	183,349	4,383,938	1,289,607	1,068,583	4,732,833	1,030,234	3,132,681	48,627,565
Short Russell2000	88,003,772	5,378,346	33,245,193	55,408,655	1,223,046	26,418,905	7,594,693	6,250,106	29,418,387	7,269,655	17,804,664	278,015,422
Short SmallCap600	2,403,754	145,479	910,919	1,518,199	32,748	715,383	206,206	169,837	793,793	193,525	485,488	7,575,331
UltraShort Russell3000	191,185	15,486	64,621	107,702	4,412	73,994	19,794	15,922	89,887	29,225	40,898	653,126
416 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.05%, dated 05/30/14, due 06/02/14 (1)	Barclays Capital, Inc., 0.06%, dated 05/30/14, due 06/02/14 (2)	BNP Paribas Securities Corp., 0.07%, dated 05/30/14, due 06/02/14 (3)	BNP Paribas Securities Corp., 0.08%, dated 05/30/14, due 06/02/14 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/30/14, due 06/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/30/14, due 06/02/14 (6)	UBS Securities LLC, 0.01%, dated 05/30/14, due 06/02/14 (7)	UBS Securities LLC, 0.03%, dated 05/30/14, due 06/02/14 (8)	UBS Securities LLC, 0.05%, dated 05/30/14, due 06/02/14 (9)	UBS Securities LLC, 0.06%, dated 05/30/14, due 06/02/14 (10)	UBS Securities LLC, 0.07%, dated 05/30/14, due 06/02/14 (11)	Total
UltraShort S&P500®	$218,066,078	$17,113,460	$74,806,119	$124,676,865	$4,778,857	$81,997,645	$22,100,535	$17,822,170	$98,769,804	$31,392,082	$46,327,198	$737,850,813
UltraShort QQQ®	45,960,028	3,356,971	16,266,071	27,110,120	891,819	16,190,777	4,441,376	3,602,133	19,109,302	5,733,295	9,618,238	152,280,130
UltraShort Dow30SM	32,283,014	2,636,683	10,868,141	18,113,568	755,107	12,589,616	3,361,226	2,702,055	15,327,082	5,011,878	6,918,567	110,566,937
UltraShort MidCap400	2,044,951	126,300	769,875	1,283,125	29,031	619,676	177,625	146,050	692,639	173,601	414,500	6,477,373
UltraShort Russell2000	37,083,570	2,653,572	13,234,640	22,057,734	694,159	12,823,384	3,535,881	2,872,489	15,042,446	4,431,479	7,728,512	122,157,866
UltraShort SmallCap600	1,966,496	153,682	675,884	1,126,474	42,797	736,628	198,741	160,320	886,286	280,811	417,397	6,645,516
UltraPro Short S&P500®	83,684,344	8,786,618	24,268,936	40,448,227	2,858,580	41,157,710	10,404,547	8,207,893	53,068,194	19,888,137	19,072,917	311,846,103
UltraPro Short QQQ®	52,230,101	4,927,395	16,260,260	27,100,433	1,527,129	23,257,296	6,011,413	4,779,564	29,318,026	10,446,117	11,579,331	187,437,065
UltraPro Short Dow30SM	23,067,743	2,024,654	7,484,565	12,474,274	604,487	9,609,912	2,523,625	2,017,461	11,912,821	4,078,076	5,025,671	80,823,289
UltraPro Short MidCap400	1,461,880	131,087	468,767	781,278	39,591	621,141	162,338	129,566	773,936	268,256	320,114	5,157,954
UltraPro Short Russell2000	13,808,528	1,105,083	4,694,098	7,823,497	312,497	5,285,813	1,418,023	1,141,752	6,400,689	2,063,489	2,946,053	46,999,522
UltraShort Russell1000 Value	197,600	18,330	62,141	103,568	5,633	86,626	22,472	17,890	108,786	38,418	43,627	705,091
UltraShort Russell1000 Growth	839,117	63,160	293,238	488,729	17,146	303,771	82,710	66,920	361,670	111,285	176,697	2,804,443
UltraShort Russell MidCap Value	142,888	22,408	26,628	44,380	8,300	102,612	24,183	18,581	141,215	60,124	36,886	628,205
UltraShort Russell MidCap Growth	224,129	32,442	47,181	78,635	11,769	149,133	35,587	27,477	203,008	84,744	56,279	950,384
UltraShort Russell2000 Value	494,939	43,801	159,868	266,447	13,136	207,762	54,459	43,508	258,061	88,771	108,039	1,738,791
UltraShort Russell2000 Growth	1,661,884	132,721	565,501	942,501	37,481	634,943	170,421	137,241	768,434	247,362	354,400	5,652,889
Short Basic Materials	306,116	25,279	102,499	170,832	7,288	120,591	32,113	25,793	147,233	48,505	65,766	1,052,015
Short Financials	4,495,023	270,312	1,706,887	2,844,812	60,438	1,330,197	384,105	316,527	1,472,547	355,766	906,852	14,143,466
Short Oil & Gas	247,631	29,808	64,200	107,000	10,217	138,415	34,088	26,636	183,051	72,303	58,660	972,009
Short Real Estate	5,337,444	408,732	1,851,259	3,085,432	112,286	1,962,709	532,149	429,966	2,348,212	732,525	1,128,000	17,928,714
Short KBW Regional Banking	289,546	37,434	69,905	116,508	13,138	173,114	42,095	32,736	231,672	93,662	70,094	1,169,904
UltraShort Basic Materials	2,828,698	387,902	638,545	1,064,242	138,595	1,788,130	430,472	333,496	2,414,941	993,428	697,726	11,716,175
UltraShort Nasdaq Biotechnology	10,792,125	842,293	3,711,477	6,185,795	234,357	4,037,749	1,089,725	879,151	4,856,323	1,537,151	2,290,025	36,456,171
UltraShort Consumer Goods	1,067,187	99,736	334,121	556,868	30,768	471,088	122,011	97,077	592,599	210,110	236,044	3,817,609
UltraShort Consumer Services	2,143,338	142,750	786,168	1,310,280	35,217	694,788	195,162	159,474	796,850	218,607	440,494	6,923,128
UltraShort Financials	13,048,040	1,224,979	4,074,061	6,790,102	378,746	5,784,011	1,496,583	1,190,339	7,283,355	2,588,522	2,889,245	46,747,983
UltraShort Health Care	1,080,910	81,247	377,961	629,934	22,034	390,809	106,445	86,133	465,113	142,951	227,546	3,611,083
UltraShort Industrials	1,868,883	134,700	665,041	1,108,402	35,431	650,486	179,036	145,361	764,710	226,756	390,057	6,168,863
UltraShort Oil & Gas	8,262,378	848,120	2,434,949	4,058,248	273,275	3,978,870	1,010,450	798,420	5,106,955	1,895,040	1,871,799	30,538,504
UltraShort Real Estate	9,147,215	981,406	2,610,796	4,351,326	322,145	4,590,379	1,155,459	910,107	5,944,006	2,248,005	2,097,022	34,357,866
UltraShort Semiconductors	1,330,587	117,544	430,205	717,008	35,218	557,630	146,225	116,839	692,338	237,912	290,333	4,671,839
UltraShort Technology	1,423,522	120,939	469,884	783,139	35,455	575,550	152,264	122,030	707,788	237,514	307,802	4,935,887
UltraShort Tele- communications	240,144	31,903	56,266	93,776	11,291	147,315	35,654	27,678	197,992	80,705	58,634	981,358

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 417

Fund Name	Barclays Capital, Inc., 0.05%, dated 05/30/14, due 06/02/14 (1)	Barclays Capital, Inc., 0.06%, dated 05/30/14, due 06/02/14 (2)	BNP Paribas Securities Corp., 0.07%, dated 05/30/14, due 06/02/14 (3)	BNP Paribas Securities Corp., 0.08%, dated 05/30/14, due 06/02/14 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/30/14, due 06/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/30/14, due 06/02/14 (6)	UBS Securities LLC, 0.01%, dated 05/30/14, due 06/02/14 (7)	UBS Securities LLC, 0.03%, dated 05/30/14, due 06/02/14 (8)	UBS Securities LLC, 0.05%, dated 05/30/14, due 06/02/14 (9)	UBS Securities LLC, 0.06%, dated 05/30/14, due 06/02/14 (10)	UBS Securities LLC, 0.07%, dated 05/30/14, due 06/02/14 (11)	Total
UltraShort Utilities	$1,536,197	$137,221	$493,657	$822,761	$41,359	$650,404	$170,131	$135,826	$809,658	$280,020	$336,078	$5,413,312
UltraPro Short Financials	1,331,629	104,799	456,217	760,362	29,318	502,008	135,213	109,013	605,154	192,738	283,071	4,509,522
Short MSCI EAFE	24,256,874	1,541,703	9,045,030	15,075,050	364,469	7,540,667	2,144,705	1,759,279	8,513,566	2,213,102	4,942,140	77,396,585
Short MSCI Emerging Markets	21,202,847	1,496,151	7,609,121	12,681,869	387,171	7,239,955	2,003,426	1,629,388	8,456,796	2,459,355	4,406,564	69,572,643
Short FTSE China 25	7,376,946	446,910	2,794,653	4,657,754	100,707	2,197,406	633,220	521,493	2,439,141	595,490	1,490,188	23,253,908
UltraShort MSCI EAFE	916,022	75,239	307,533	512,555	21,622	359,078	95,741	76,931	437,798	143,708	196,560	3,142,787
UltraShort MSCI Emerging Markets	6,502,035	572,869	2,105,280	3,508,800	171,394	2,718,262	713,221	570,004	3,372,767	1,157,198	1,417,845	22,809,675
UltraShort FTSE Europe	8,540,419	1,184,753	1,900,703	3,167,838	424,725	5,458,103	1,311,467	1,015,278	7,384,112	3,047,406	2,114,510	35,549,314
UltraShort MSCI Pacific ex-Japan	524,794	46,365	169,668	282,780	13,892	219,952	57,676	46,085	273,092	93,849	114,512	1,842,665
UltraShort MSCI Brazil Capped	4,896,488	584,393	1,279,458	2,132,430	199,707	2,715,066	669,690	523,592	3,585,312	1,411,990	1,156,977	19,155,103
UltraShort FTSE China 25	13,718,565	1,433,207	3,992,868	6,654,780	465,288	6,715,623	1,699,398	1,341,097	8,650,368	3,234,856	3,122,465	51,028,515
UltraShort MSCI Japan	1,668,561	130,033	574,215	957,025	36,144	623,428	168,314	135,805	749,510	236,974	353,946	5,633,955
UltraShort MSCI Mexico Capped IMI	324,232	20,838	120,439	200,731	4,978	101,802	28,868	23,658	115,377	30,398	66,195	1,037,516
Short 7-10 Year Treasury	12,897,386	822,163	4,804,368	8,007,280	194,914	4,020,023	1,142,454	936,913	4,543,328	1,185,322	2,629,158	41,183,309
Short 20+ Year Treasury	224,850,648	17,719,710	76,985,904	128,309,839	4,961,618	84,871,089	22,852,104	18,422,176	102,347,132	32,629,556	47,811,604	761,761,380
Short High Yield	6,578,735	389,248	2,510,872	4,184,787	85,514	1,919,006	556,639	459,327	2,111,631	498,177	1,323,516	20,617,452
Short Investment Grade Corporate	705,342	38,498	275,676	459,460	7,674	191,617	56,876	47,252	204,288	41,978	140,013	2,168,674
UltraShort 3-7 Year Treasury	995,231	62,600	372,415	620,692	14,652	306,528	87,428	71,778	344,832	88,490	202,388	3,167,034
UltraShort 7-10 Year Treasury	39,576,260	2,477,597	14,832,935	24,721,559	577,211	12,138,051	3,466,460	2,847,060	13,632,227	3,477,343	8,041,309	125,788,012
UltraShort 20+ Year Treasury	518,744,466	62,723,745	133,924,743	223,207,906	21,532,303	291,185,167	71,652,061	55,971,125	385,383,550	152,457,969	123,046,261	2,039,829,296
UltraShort TIPS	2,142,797	117,418	836,562	1,394,270	23,529	584,153	173,189	143,835	623,792	129,172	425,626	6,594,343
UltraPro Short 20+ Year Treasury	31,625,460	2,650,963	10,510,804	17,518,006	771,117	12,630,055	3,351,683	2,688,943	15,479,460	5,150,009	6,817,305	109,193,805
Ultra Russell3000	58,970	13,910	1,664	2,774	5,578	62,707	14,021	10,544	90,139	41,287	17,943	319,537
Ultra S&P500®	63,648,669	4,633,359	22,557,616	37,596,027	1,227,846	22,353,958	6,137,200	4,978,861	26,357,233	7,884,714	13,310,904	210,686,387
Ultra QQQ®	16,089,857	854,375	6,336,178	10,560,296	164,069	4,267,101	1,276,787	1,063,193	4,497,411	873,479	3,180,029	49,162,775
Ultra Dow30SM	3,568,971	393,164	998,158	1,663,595	130,423	1,835,784	459,708	361,417	2,389,208	913,318	824,174	13,537,920
Ultra MidCap400	7,777,949	1,333,642	1,221,691	2,036,151	504,389	6,082,835	1,415,088	1,081,678	8,465,059	3,675,142	2,074,283	35,667,907
Ultra Russell2000	23,952,750	2,096,733	7,782,910	12,971,516	625,094	9,954,159	2,615,594	2,091,410	12,331,612	4,214,756	5,215,219	83,851,753
Ultra SmallCap600	233,135	27,928	60,712	101,187	9,556	129,721	31,975	24,993	171,410	67,593	55,147	913,357
UltraPro S&P500®	11,917,494	1,573,342	2,812,063	4,686,772	555,783	7,267,509	1,760,813	1,367,477	9,758,044	3,970,142	2,904,031	48,573,470
UltraPro QQQ®	10,683,221	864,854	3,611,902	6,019,837	246,334	4,132,637	1,105,648	889,434	5,019,568	1,631,388	2,285,036	36,489,859
UltraPro Dow30SM	3,033,169	270,203	976,179	1,626,966	81,322	1,280,990	335,281	267,731	1,593,620	550,293	663,147	10,678,901
UltraPro MidCap400	690,570	78,001	189,283	315,472	26,125	363,622	90,620	71,119	475,457	183,527	160,595	2,644,391
UltraPro Russell2000	16,716,739	1,099,633	6,159,104	10,265,173	268,333	5,358,955	1,510,240	1,235,332	6,121,096	1,656,471	3,427,576	53,818,652
Ultra Russell1000 Value	141,425	8,687	53,338	88,897	1,986	42,648	12,243	10,071	47,577	11,838	28,638	447,348

418 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.05%, dated 05/30/14, due 06/02/14 (1)	Barclays Capital, Inc., 0.06%, dated 05/30/14, due 06/02/14 (2)	BNP Paribas Securities Corp., 0.07%, dated 05/30/14, due 06/02/14 (3)	BNP Paribas Securities Corp., 0.08%, dated 05/30/14, due 06/02/14 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/30/14, due 06/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/30/14, due 06/02/14 (6)	UBS Securities LLC, 0.01%, dated 05/30/14, due 06/02/14 (7)	UBS Securities LLC, 0.03%, dated 05/30/14, due 06/02/14 (8)	UBS Securities LLC, 0.05%, dated 05/30/14, due 06/02/14 (9)	UBS Securities LLC, 0.06%, dated 05/30/14, due 06/02/14 (10)	UBS Securities LLC, 0.07%, dated 05/30/14, due 06/02/14 (11)	Total
Ultra Russell1000 Growth	$406,270	$36,822	$129,492	$215,820	$11,183	$174,330	$45,454	$36,249	$217,758	$75,933	$89,190	$1,438,501
Ultra Russell MidCap Value	132,121	14,833	36,394	60,657	4,957	69,175	17,259	13,551	90,348	34,794	30,673	504,762
Ultra Russell MidCap Growth	335,169	32,153	103,279	172,132	10,046	151,573	39,038	31,000	191,780	68,917	74,616	1,209,703
Ultra Russell2000 Value	389,839	31,342	132,236	220,393	8,888	149,853	40,157	32,322	181,682	58,762	83,257	1,328,731
Ultra Russell2000 Growth	124,366	16,433	29,316	48,860	5,807	75,905	18,388	14,280	101,931	41,483	30,315	507,084
Ultra Basic Materials	769,112	41,189	302,178	503,630	8,004	205,496	61,334	51,037	217,366	42,987	152,212	2,354,545
Ultra Nasdaq Biotechnology	3,050,896	160,855	1,203,738	2,006,231	30,580	804,096	241,104	200,890	844,934	161,568	602,315	9,307,207
Ultra Consumer Goods	207,510	30,196	43,363	72,272	10,970	138,772	33,087	25,538	189,046	79,024	52,200	881,978
Ultra Consumer Services	227,721	45,284	23,292	38,820	17,648	205,332	46,837	35,516	290,465	129,641	64,369	1,124,925
Ultra Financials	6,043,504	1,016,252	989,249	1,648,748	382,681	4,639,083	1,082,202	828,139	6,440,761	2,784,955	1,600,064	27,455,638
Ultra Health Care	105,719	6,153	40,553	67,589	1,327	30,393	8,857	7,318	33,237	7,646	21,209	330,001
Ultra Industrials	112,187	18,258	19,577	32,628	6,824	83,468	19,564	14,999	115,417	49,555	29,349	501,826
Ultra Oil & Gas	773,540	83,309	220,152	366,920	27,388	389,567	97,986	77,159	504,816	191,220	177,520	2,909,577
Ultra Real Estate	1,505,055	172,566	407,396	678,993	58,125	803,707	199,726	156,584	1,053,780	409,059	351,505	5,796,496
Ultra KBW Regional Banking	200,967	27,382	45,719	76,199	9,765	126,267	30,430	23,585	170,364	69,954	49,468	830,100
Ultra Semiconductors	296,284	25,204	97,735	162,892	7,394	119,932	31,719	25,418	147,534	49,548	64,083	1,027,743
Ultra Technology	1,163,750	244,037	93,802	156,337	96,012	1,104,418	250,289	189,281	1,570,604	707,095	336,313	5,911,938
Ultra Tele- communications	35,590	8,209	1,377	2,295	3,281	37,032	8,301	6,248	53,128	24,260	10,720	190,441
Ultra Utilities	184,202	46,050	—	—	18,625	207,227	46,050	34,538	299,328	138,150	57,563	1,031,733
UltraPro Financials	109,216	15,199	24,209	40,349	5,454	70,011	16,813	13,013	94,760	39,142	27,069	455,235
Ultra MSCI EAFE	4,925,885	381,607	1,699,728	2,832,881	105,655	1,830,547	494,922	399,520	2,197,157	691,560	1,043,586	16,603,048
Ultra MSCI Emerging Markets	5,660,681	530,081	1,770,178	2,950,297	163,687	2,503,377	648,093	515,573	3,150,498	1,118,196	1,252,661	20,263,322
Ultra FTSE Europe	5,018,062	422,545	1,663,941	2,773,234	123,238	2,012,383	533,475	427,838	2,469,221	823,918	1,082,829	17,350,684
Ultra MSCI Pacific ex-Japan	225,488	26,199	60,346	100,577	8,867	121,918	30,222	23,672	160,235	62,504	52,863	872,891
Ultra MSCI Brazil Capped	1,378,216	192,013	305,081	508,469	68,920	884,399	212,352	164,349	1,197,240	494,685	341,712	5,747,436
Ultra FTSE China 25	5,763,500	426,445	2,028,860	3,381,433	114,363	2,054,260	561,702	455,091	2,433,749	738,306	1,209,344	19,167,053
Ultra MSCI Japan	3,997,892	396,595	1,205,755	2,009,592	125,865	1,865,062	476,979	377,830	2,376,910	868,251	897,664	14,598,395
Ultra MSCI Mexico Capped IMI	1,368,315	97,126	489,905	816,509	25,251	469,728	129,786	105,505	549,669	160,737	284,709	4,497,240
Ultra 7-10 Year Treasury	181,293,398	10,534,680	69,577,339	115,962,232	2,267,886	52,044,549	15,173,169	12,539,499	56,879,197	13,050,083	36,360,797	565,682,829
Ultra 20+ Year Treasury	1,883,671	118,525	704,786	1,174,644	27,750	580,346	165,510	135,879	652,945	167,631	383,085	5,994,772
Ultra High Yield	169,590	13,372	58,051	96,751	3,746	64,044	17,242	13,899	77,243	24,636	36,065	574,639
Ultra Investment Grade Corporate	404,275	25,894	150,350	250,583	6,166	126,546	35,917	29,444	143,253	37,589	82,483	1,292,500
	$2,300,000,000	$200,000,000	$750,000,000	$1,250,000,000	$59,407,387	$950,000,000	$250,000,000	$200,000,000	$1,175,000,000	$400,000,000	$500,000,000	$8,034,407,387

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2014 as follows:

(1)  Federal Home Loan Mortgage Corp., 5.50%, due 07/18/16; Federal National Mortgage Association, 0.38% to 1.75%, due 12/21/15 to 06/20/19; U.S. Treasury Bonds, 0%, due 10/15/14 to 05/15/44;U.S. Treasury Notes, 0% to 4.50%, due 08/15/14 to 08/15/23, which had an aggregate value at the Trust level of $2,346,001,036.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 419

(2)  U.S. Treasury Note, 0.63%, due 09/30/17, which had an aggregate value at the Trust level of $204,000,015.

(3)  U.S. Treasury Bond, 3.75%, due 11/15/43; U.S. Treasury Notes, 0.38% to 1.00%, due 02/15/16 to 11/30/19, which had an aggregate value at the Trust level of $765,000,109.

(4)  Federal Farm Credit Bank, 0.16% to 0.64%, due 06/20/16 to 01/11/17; Federal Home Loan Bank, 0% to 2.30%, due 07/18/14 to 05/28/21; Federal Home Loan Mortgage Corp., 0%, due 07/25/14 to 11/24/14; Federal National Mortgage Association, 0% to 6.63%, due 11/05/14 to 11/15/30, which had an aggregate value at the Trust level of $1,275,000,734.

(5)  U.S. Treasury Bonds, 0%, due 11/15/37 to 05/15/40, which had an aggregate value at the Trust level of $60,596,464.

(6)  U.S. Treasury Bonds, 0% to 6.88%, due 08/15/14 to 08/15/40; U.S. Treasury Notes, 0.13% to 0.63%, due 04/15/16 to 12/15/16, which had an aggregate value at the Trust level of $969,000,000.

(7)  U.S. Treasury Notes, 0.38% to 3.13%, due 12/31/15 to 10/31/20, which had an aggregate value at the Trust level of $255,000,066.

(8)  U.S. Treasury Notes, 1.25% to 1.50%, due 07/31/18 to 11/30/18, which had an aggregate value at the Trust level of $204,000,112.

(9)  U.S. Treasury Bonds, 0% to 2.50%, due 08/15/14 to 02/15/44; U.S. Treasury Notes, 0% to 5.13%, due 11/30/14 to 05/15/24, which had an aggregate value at the Trust level of $1,198,500,172.

(10)  U.S. Treasury Bills, 0%, due 08/21/14 to 05/28/15; U.S. Treasury Bonds, 3.13% to 7.13%, due 02/15/23 to 05/15/44; U.S. Treasury Notes, 0% to 4.13%, due 05/15/15 to 01/31/16, which had an aggregate value at the Trust level of $408,000,041.

(11)  Federal Farm Credit Bank, 0.11% to 2.17%, due 03/20/15 to 05/02/22; Federal Home Loan Bank, 0% to 5.38%, due 06/30/14 to 12/10/24; Federal Home Loan Mortgage Corp., 0.50% to 4.75%, due 02/09/15 to 03/27/19; Federal National Mortgage Association, 0% to 5.38%, due 01/20/15 to 03/29/27; U.S. Treasury Bonds, 0%, due 08/15/15 to 11/15/43; U.S. Treasury Notes, 0%, due 11/15/17 to 02/15/18, which had an aggregate value at the Trust level of $510,000,778.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by both Moody's and Standard and Poor's.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments' issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-indexed bonds issued by the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve certain Funds' investment objectives, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow 30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P 500® and ProShares UltraPro Dow 30SM (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with

420 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
30 Year TIPS/TSY Spread	18% Long/(140%) Short
UltraPro Short 10 Year TIPS/TSY Spread	282% Long/(300%) Short
Ultra Russell3000	151%
Ultra S&P500®	134%
Ultra QQQ®	141%
Ultra Dow30SM	137%
Ultra MidCap400	134%
Ultra Russell2000	161%
Ultra SmallCap600	150%
UltraPro S&P500®	245%
UltraPro MidCap400	229%
Ultra Russell1000 Value	140%
Ultra Russell1000 Growth	145%
Ultra Russell MidCap Value	152%
Ultra Russell MidCap Growth	139%
Ultra Russell2000 Value	136%
Ultra Russell2000 Growth	140%
Ultra Basic Materials	145%
Ultra Consumer Goods	127%
Ultra Industrials	124%
Ultra Real Estate	138%
Ultra KBW Regional Banking	120%
Ultra Telecommunications	129%
Ultra 7-10 Year Treasury	146%
Ultra 20+ Year Treasury	154%
Ultra High Yield	184%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding futures contracts, forward currency contracts and/or swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions also may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements".

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 421

for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it

422 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

All of the outstanding swap agreements held by the Funds on May 31, 2014 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the short Euro futures contracts held by ProShares Hedge Replication ETF the primary risk is foreign currency risk.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 423

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2014

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		Large Cap Core Plus	$7,644,278		Large Cap Core Plus	$3,050,890
		High Yield-Interest Rate Hedged	76,788		High Yield-Interest Rate Hedged	—
		Investment Grade-Interest Rate Hedged	77,617		Investment Grade-Interest Rate Hedged	—
		Hedge Replication ETF	248,821		Hedge Replication ETF	—
		Merger ETF	18,487		Merger ETF	197,839
		RAFI® Long/Short	136,310		RAFI® Long/Short	4,518,606
		30 Year TIPS/TSY Spread	73,172		30 Year TIPS/TSY Spread	393,792
		Short 30 Year TIPS/TSY Spread	244,055		Short 30 Year TIPS/TSY Spread	498,863
		UltraPro 10 Year TIPS/TSY Spread	166,224		UltraPro 10 Year TIPS/TSY Spread	192,050
		UltraPro Short 10 Year TIPS/TSY Spread	184,368		UltraPro Short 10 Year TIPS/TSY Spread	273,713
		Short S&P500®	—		Short S&P500®	131,737,897
		Short QQQ®	2,174		Short QQQ®	20,346,188
		Short Dow30SM	—		Short Dow30SM	17,622,312
		Short MidCap400	—		Short MidCap400	3,731,570
		Short Russell2000	527,231		Short Russell2000	21,927,137
		Short SmallCap600	—		Short SmallCap600	317,221
		UltraShort Russell3000	—		UltraShort Russell3000	128,628
		UltraShort S&P500®	—		UltraShort S&P500®	190,017,475
		UltraShort QQQ®	2,715,987		UltraShort QQQ®	38,274,861
		UltraShort Dow30SM	—		UltraShort Dow30SM	26,562,098
		UltraShort MidCap400	—		UltraShort MidCap400	1,085,743
		UltraShort Russell2000	2,493,963		UltraShort Russell2000	12,834,122
		UltraShort SmallCap600	64,102		UltraShort SmallCap600	243,776
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	84,462,916
		UltraPro Short QQQ®	—		UltraPro Short QQQ®	41,371,387
		UltraPro Short Dow30SM	—		UltraPro Short Dow30SM	19,249,515
		UltraPro Short MidCap400	—		UltraPro Short MidCap400	1,663,098
		UltraPro Short Russell2000	384,532		UltraPro Short Russell2000	7,243,315
		UltraShort Russell1000 Value	—		UltraShort Russell1000 Value	147,268
		UltraShort Russell1000 Growth	—		UltraShort Russell1000 Growth	610,878

424 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		UltraShort Russell MidCap Value	—		UltraShort Russell MidCap Value	$137,479
		UltraShort Russell MidCap Growth	—		UltraShort Russell MidCap Growth	207,524
		UltraShort Russell2000 Value	—		UltraShort Russell2000 Value	248,948
		UltraShort Russell2000 Growth	$670		UltraShort Russell2000 Growth	782,408
		Short Basic Materials	—		Short Basic Materials	398,823
		Short Financials	—		Short Financials	5,468,170
		Short Oil & Gas	—		Short Oil & Gas	283,468
		Short Real Estate	—		Short Real Estate	4,959,329
		Short KBW Regional Banking	209,191		Short KBW Regional Banking	—
		UltraShort Basic Materials	—		UltraShort Basic Materials	3,633,560
		UltraShort Nasdaq Biotechnology	711,957		UltraShort Nasdaq Biotechnology	4,922,218
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	997,166
		UltraShort Consumer Services	—		UltraShort Consumer Services	957,001
		UltraShort Financials	—		UltraShort Financials	10,641,726
		UltraShort Health Care	—		UltraShort Health Care	812,563
		UltraShort Industrials	—		UltraShort Industrials	998,940
		UltraShort Oil & Gas	385,317		UltraShort Oil & Gas	12,130,591
		UltraShort Real Estate	—		UltraShort Real Estate	15,143,192
		UltraShort Semiconductors	—		UltraShort Semiconductors	1,590,787
		UltraShort Technology	—		UltraShort Technology	1,281,859
		UltraShort Telecommunications	—		UltraShort Telecommunications	169,279
		UltraShort Utilities	—		UltraShort Utilities	1,124,600
		UltraPro Short Financials	—		UltraPro Short Financials	900,785
		Short MSCI EAFE	—		Short MSCI EAFE	11,599,600
		Short MSCI Emerging			Short MSCI Emerging
		Markets	314,442		Markets	18,428,490
		Short FTSE China 25	186,493		Short FTSE China 25	2,115,737
		UltraShort MSCI EAFE	—		UltraShort MSCI EAFE	490,597
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	5,903,843
		UltraShort FTSE Europe	—		UltraShort FTSE Europe	20,672,344
		UltraShort MSCI Pacific ex-Japan	—		UltraShort MSCI Pacific ex-Japan	387,203

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 425

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		UltraShort MSCI Brazil Capped	$754,411		UltraShort MSCI Brazil Capped	$6,568,929
		UltraShort FTSE China 25	1,651,878		UltraShort FTSE China 25	15,260,032
		UltraShort MSCI Japan	129,655		UltraShort MSCI Japan	42,995
		UltraShort MSCI Mexico Capped IMI	—		UltraShort MSCI Mexico Capped IMI	229,430
		Short 7-10 Year Treasury	2,992		Short 7-10 Year Treasury	2,933,709
		Short 20+ Year Treasury	145,749		Short 20+ Year Treasury	153,004,025
		Short High Yield	—		Short High Yield	2,398,391
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	333,301
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	124,290
		UltraShort 7-10 Year Treasury	9,594		UltraShort 7-10 Year Treasury	21,319,823
		UltraShort 20+ Year Treasury	353,662		UltraShort 20+ Year Treasury	921,407,137
		UltraShort TIPS	—		UltraShort TIPS	763,053
		UltraPro Short 20+ Year Treasury	3,160,774		UltraPro Short 20+ Year Treasury	23,989,788
		Ultra Russell3000	866,276		Ultra Russell3000	—
		Ultra S&P500®	67,529,364		Ultra S&P500®	12,484,143
		Ultra QQQ®	61,228,447		Ultra QQQ®	—
		Ultra Dow30SM	23,211,776		Ultra Dow30SM	—
		Ultra MidCap400	5,947,579		Ultra MidCap400	54,005,396
		Ultra Russell2000	3,473,504		Ultra Russell2000	93,068,149
		Ultra SmallCap600	2,211,717		Ultra SmallCap600	—
		UltraPro S&P500®	101,580,922		UltraPro S&P500®	213,514
		UltraPro QQQ®	198,626,409		UltraPro QQQ®	1,239
		UltraPro Dow30SM	16,026,670		UltraPro Dow30SM	—
		UltraPro MidCap400	4,947,176		UltraPro MidCap400	—
		UltraPro Russell2000	19,743,054		UltraPro Russell2000	—
		Ultra Russell1000 Value	826,298		Ultra Russell1000 Value	—
		Ultra Russell1000 Growth	1,703,759		Ultra Russell1000 Growth	596
		Ultra Russell MidCap Value	1,061,465		Ultra Russell MidCap Value	—
		Ultra Russell MidCap Growth	1,116,317		Ultra Russell MidCap Growth	—
		Ultra Russell2000 Value	764,200		Ultra Russell2000 Value	1,444
		Ultra Russell2000 Growth	1,479,635		Ultra Russell2000 Growth	3,267
		Ultra Basic Materials	18,033,336		Ultra Basic Materials	—
		Ultra Nasdaq Biotechnology	49,549,548		Ultra Nasdaq Biotechnology	—

426 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		Ultra Consumer Goods	$1,860,291		Ultra Consumer Goods	—
		Ultra Consumer Services	2,870,950		Ultra Consumer Services	—
		Ultra Financials	80,678,027		Ultra Financials	$478,161
		Ultra Health Care	17,440,044		Ultra Health Care	—
		Ultra Industrials	3,604,967		Ultra Industrials	—
		Ultra Oil & Gas	19,684,976		Ultra Oil & Gas	—
		Ultra Real Estate	68,768,142		Ultra Real Estate	—
		Ultra KBW Regional Banking	—		Ultra KBW Regional Banking	408,022
		Ultra Semiconductors	5,117,946		Ultra Semiconductors	—
		Ultra Technology	23,270,435		Ultra Technology	—
		Ultra Telecommunications	964,933		Ultra Telecommunications	903
		Ultra Utilities	2,689,219		Ultra Utilities	—
		UltraPro Financials	3,742,641		UltraPro Financials	—
		Ultra MSCI EAFE	7,145,985		Ultra MSCI EAFE	—
		Ultra MSCI Emerging Markets	5,474,412		Ultra MSCI Emerging Markets	1,069,910
		Ultra FTSE Europe	5,852,443		Ultra FTSE Europe	—
		Ultra MSCI Pacific ex-Japan	937,372		Ultra MSCI Pacific ex-Japan	—
		Ultra MSCI Brazil Capped	1,003,356		Ultra MSCI Brazil Capped	1,106,866
		Ultra FTSE China 25	2,032,214		Ultra FTSE China 25	1,309,582
		Ultra MSCI Japan	4,016,435		Ultra MSCI Japan	781,379
		Ultra MSCI Mexico Capped IMI	743,086		Ultra MSCI Mexico Capped IMI	7,489
		Ultra 7-10 Year Treasury	12,756,543		Ultra 7-10 Year Treasury	5,733,048
		Ultra 20+ Year Treasury	2,285,272		Ultra 20+ Year Treasury	2,794
		Ultra High Yield	619,748		Ultra High Yield	—
		Ultra Investment Grade Corporate	193,298		Ultra Investment Grade Corporate	—

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 427

The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2014

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	Large Cap Core Plus	$1,883,404	$1,985,542
		High Yield-Interest Rate Hedged	(1,889,518)	48,963
		Investment Grade-Interest Rate Hedged	(2,776,801)	77,617
		Hedge Replication ETF	186,545	237,606
		Merger ETF	(359,542)	65,751
		RAFI® Long/Short	(7,869,425)	(1,991,539)
		30 Year TIPS/TSY Spread	214,861	(397,248)
		Short 30 Year TIPS/TSY Spread	260,469	(285,527)
		UltraPro 10 Year TIPS/TSY Spread	(60,921)	5,709
		UltraPro Short 10 Year TIPS/TSY Spread	613,167	(637,419)
		Short S&P500®	(255,242,788)	(118,641,888)
		Short QQQ®	(49,752,148)	(2,070,793)
		Short Dow30SM	(54,602,191)	14,624,320
		Short MidCap400	(3,455,640)	(3,376,206)
		Short Russell2000	(115,949,213)	27,160,295
		Short SmallCap600	(9,044,835)	3,880,011
		UltraShort Russell3000	(437,756)	(13,597)
		UltraShort S&P500®	(636,022,470)	(34,966,498)
		UltraShort QQQ®	(226,360,969)	27,877,334
		UltraShort Dow30SM	(90,470,909)	20,099,619
		UltraShort MidCap400	(5,959,424)	672,001
		UltraShort Russell2000	(130,196,126)	34,053,015
		UltraShort SmallCap600	(2,829,018)	493,727
		UltraPro Short S&P500®	(326,832,658)	14,174,677
		UltraPro Short QQQ®	(163,213,560)	(5,405,041)
		UltraPro Short Dow30SM	(42,026,668)	(934,834)
		UltraPro Short MidCap400	(2,837,717)	(894,580)
		UltraPro Short Russell2000	(33,939,486)	(836,724)
		UltraShort Russell1000 Value	(312,115)	(23,636)
		UltraShort Russell1000 Growth	(1,356,695)	(125,430)
		UltraShort Russell MidCap Value	(536,871)	233,847
		UltraShort Russell MidCap Growth	(741,368)	254,324
		UltraShort Russell2000 Value	(1,458,897)	817,431
		UltraShort Russell2000 Growth	(1,863,536)	189,377
		Short Basic Materials	(384,510)	(131,951)
		Short Financials	(5,892,988)	800,510
		Short Oil & Gas	(596,322)	6,842
		Short Real Estate	1,145,230	(3,016,627)
428 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	Short KBW Regional Banking	$(1,027,566)	$828,907
		UltraShort Basic Materials	(10,433,672)	1,228,480
		UltraShort Nasdaq Biotechnology	(3,859,232)	(2,641,062)
		UltraShort Consumer Goods	(1,341,169)	(627,901)
		UltraShort Consumer Services	(2,666,578)	191,688
		UltraShort Financials	(33,994,931)	(898,899)
		UltraShort Health Care	(1,986,196)	498,419
		UltraShort Industrials	(2,156,647)	(41,135)
		UltraShort Oil & Gas	(17,675,750)	(6,758,995)
		UltraShort Real Estate	(2,453,008)	(8,857,627)
		UltraShort Semiconductors	(5,854,808)	1,840,134
		UltraShort Technology	(2,310,797)	(683,300)
		UltraShort Telecommunications	(713,498)	253,542
		UltraShort Utilities	(714,734)	(1,152,639)
		UltraPro Short Financials	(1,263,818)	(432,554)
		Short MSCI EAFE	(44,446,829)	19,273,195
		Short MSCI Emerging Markets	(53,982,059)	(9,338,427)
		Short FTSE China 25	(100,803)	(2,157,601)
		UltraShort MSCI EAFE	(7,257,077)	3,850,069
		UltraShort MSCI Emerging Markets	(45,016,104)	3,810,312
		UltraShort FTSE Europe	(25,709,210)	3,192,988
		UltraShort MSCI Pacific ex-Japan	(210,404)	(321,372)
		UltraShort MSCI Brazil Capped	2,993,406	(5,304,190)
		UltraShort FTSE China 25	(38,619,418)	(667,905)
		UltraShort MSCI Japan	(8,181,150)	4,305,578
		UltraShort MSCI Mexico Capped IMI	(285,309)	175,374
		Short 7-10 Year Treasury	176,909	(3,021,387)
		Short 20+ Year Treasury	64,394,193	(165,368,299)
		Short High Yield	(7,806,726)	1,609,118
		Short Investment Grade Corporate	(46,592)	(325,420)
		UltraShort 3-7 Year Treasury	(178,876)	74,795
		UltraShort 7-10 Year Treasury	(8,948,453)	(1,125,851)
		UltraShort 20+ Year Treasury	680,254,675	(1,172,847,349)
		UltraShort TIPS	313,623	(885,374)
		UltraPro Short 20+ Year Treasury	(55,956)	(29,162,860)
		Ultra Russell3000	1,651,830	(219,517)
		Ultra S&P500®	435,467,636	(64,384,935)
		Ultra QQQ®	168,851,314	30,991,884
		Ultra Dow30SM	59,968,529	(16,812,484)
		Ultra MidCap400	7,649,979	(57,306,733)
		Ultra Russell2000	198,631,077	(116,159,039)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 429

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	Ultra SmallCap600	$6,805,236	$627,135
		UltraPro S&P500®	180,492,070	65,023,374
		UltraPro QQQ®	50,469,053	149,311,542
		UltraPro Dow30SM	25,217,158	5,031,587
		UltraPro MidCap400	10,165,494	648,795
		UltraPro Russell2000	56,812,295	(3,199,080)
		Ultra Russell1000 Value	2,044,733	(178,519)
		Ultra Russell1000 Growth	4,173,551	178,008
		Ultra Russell MidCap Value	2,948,753	(723,203)
		Ultra Russell MidCap Growth	3,514,483	(346,435)
		Ultra Russell2000 Value	2,553,468	(293,974)
		Ultra Russell2000 Growth	4,178,395	91,760
		Ultra Basic Materials	16,274,792	12,979,626
		Ultra Nasdaq Biotechnology	(5,864,830)	39,046,753
		Ultra Consumer Goods	2,891,551	(616,213)
		Ultra Consumer Services	3,508,613	995,443
		Ultra Financials	138,962,655	(16,925,497)
		Ultra Health Care	16,358,282	8,432,932
		Ultra Industrials	7,552,540	(1,044,356)
		Ultra Oil & Gas	21,207,456	9,442,318
		Ultra Real Estate	(32,818,131)	50,049,707
		Ultra KBW Regional Banking	2,013,302	(894,038)
		Ultra Semiconductors	7,682,024	408,847
		Ultra Technology	18,066,175	16,359,181
		Ultra Telecommunications	607,828	434,795
		Ultra Utilities	1,422,899	1,357,959
		UltraPro Financials	1,703,103	2,891,959
		Ultra MSCI EAFE	3,658,953	3,159,589
		Ultra MSCI Emerging Markets	(2,881,365)	5,190,127
		Ultra FTSE Europe	4,623,161	3,222,717
		Ultra MSCI Pacific ex-Japan	1,049,801	1,289
		Ultra MSCI Brazil Capped	(4,540,566)	3,360,496
		Ultra FTSE China 25	(203,746)	4,651,231
		Ultra MSCI Japan	5,775,912	736,542
		Ultra MSCI Mexico Capped IMI	(65,268)	(19,881)
		Ultra 7-10 Year Treasury	(33,693,740)	63,791,378
		Ultra 20+ Year Treasury	(2,428,432)	2,828,713
		Ultra High Yield	508,917	(89,371)
		Ultra Investment Grade Corporate	(372,723)	300,071

430 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2014, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Any available Tax Equalization will be applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Net Investment Income.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2013 and October 31, 2012, were as follows:

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Global Listed Private Equity ETF	$94,263	—	—	$94,263	—	—	—	—
Large Cap Core Plus	1,691,315	—	—	1,691,315	$384,370	—	—	$384,370
High Yield-Interest Rate Hedged	527,341	—	—	527,341	—	—	—	—
USD Covered Bond	80,359	—	—	80,359	46,142	—	—	46,142
German Sovereign/ Sub-Sovereign ETF	76,536	—	—	76,536	25,510	—	—	25,510
Hedge Replication ETF	29,151	—	—	29,151	—	—	—	—
Merger ETF	62,492	—	—	62,492	—	—	—	—
RAFI® Long/Short	277,029	—	—	277,029	168,234	—	—	168,234
30 Year TIPS/TSY Spread	46,779	—	—	46,779	48,508	—	—	48,508
Short 30 Year TIPS/TSY Spread	72,348	—	—	72,348	48,353	—	—	48,353
UltraPro 10 Year TIPS/TSY Spread	2,591	—	—	2,591	30,685	—	$9,799	40,484
UltraPro Short 10 Year TIPS/TSY Spread	7,908	—	$798	8,706	20,376	—	—	20,376
Ultra S&P500®	6,601,987	—	—	6,601,987	7,802,111	—	—	7,802,111
Ultra QQQ®	2,148,625	—	—	2,148,625	—	—	—	—
Ultra Dow30SM	1,099,623	—	—	1,099,623	809,004	—	—	809,004
Ultra MidCap400	373,839	—	—	373,839	—	—	—	—
Ultra Russell2000	—	—	—	—	53,563	—	—	53,563
Ultra SmallCap600	—	—	—	—	16,606	—	—	16,606
UltraPro S&P500®	499,766	—	—	499,766	90,787	—	—	90,787

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 431

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraPro Dow30SM	$181,331	—	—	$181,331	$213,744	—	—	$213,744
UltraPro Russell2000	—	—	—	—	21,602	—	—	21,602
Ultra Russell1000 Value	19,436	—	—	19,436	21,828	—	—	21,828
Ultra Russell1000 Growth	25,040	—	—	25,040	14,417	—	—	14,417
Ultra Russell MidCap Value	—	—	—	—	13,656	—	—	13,656
Ultra Russell2000 Value	37,956	—	—	37,956	18,297	—	—	18,297
Ultra Russell2000 Growth	1,068	—	—	1,068	—	—	—	—
Ultra Basic Materials	1,145,928	—	—	1,145,928	469,016	—	—	469,016
Ultra Consumer Goods	101,459	—	—	101,459	63,974	—	—	63,974
Ultra Consumer Services	49,911	—	—	49,911	—	—	—	—
Ultra Financials	4,097,195	—	—	4,097,195	4,920,685	—	—	4,920,685
Ultra Health Care	249,969	—	—	249,969	255,790	—	—	255,790
Ultra Industrials	26,019	—	—	26,019	74,365	—	—	74,365
Ultra Oil & Gas	911,644	—	—	911,644	409,437	—	—	409,437
Ultra Real Estate	3,309,612	—	—	3,309,612	3,179,284	—	—	3,179,284
Ultra KBW Regional Banking	67,680	—	—	67,680	30,909	—	—	30,909
Ultra Semiconductors	296,930	—	—	296,930	171,508	—	—	171,508
Ultra Technology	27,429	—	—	27,429	—	—	—	—
Ultra Telecommunications	48,865	—	—	48,865	11,119	—	$1,372	12,491
Ultra Utilities	320,291	—	—	320,291	306,096	—	—	306,096
UltraPro Financials	4,266	—	—	4,266	—	—	—	—
Ultra 7-10 Year Treasury	—	—	—	—	115,135	—	—	115,135
Ultra 20+ Year Treasury	43,016	—	—	43,016	9,345	—	—	9,345

At October 31, 2013 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Global Listed Private Equity ETF	$315,430	—	$(108,438)	$181,938
Large Cap Core Plus	137,377	—	(892,844)	37,236,625
S&P 500 Aristocrats ETF	6,699	—	—	269,761
High Yield-Interest Rate Hedged	124,193	—	(298,707)	(139,955)
USD Covered Bond	5,716	—	—	41,807
German Sovereign/Sub-Sovereign ETF	19,648	—	—	95,920
Hedge Replication ETF	—	—	(139,054)	1,520,314
Merger ETF	21,013	—	(428,485)	118,708
RAFI® Long/Short	23,908	—	(2,287,001)	(2,121,630)
30 Year TIPS/TSY Spread	5,953	—	(37,772)	(276,626)
Short 30 Year TIPS/TSY Spread	9,501	—	(39,782)	(128,255)

432 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro 10 Year TIPS/TSY Spread	—	—	$(178,189)	$(61,122)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	(685,552)	625,238
Short S&P500®	—	—	(1,929,639,097)	(87,825,221)
Short QQQ®	—	—	(247,523,881)	(32,625,888)
Short Dow30SM	—	—	(214,454,348)	(41,565,995)
Short MidCap400	—	—	(53,102,637)	(967,975)
Short Russell2000	—	—	(354,127,385)	(78,670,893)
Short SmallCap600	—	—	(49,867,437)	(725,743)
UltraShort Russell3000	—	—	(4,432,459)	(348,083)
UltraShort S&P500®	—	—	(4,978,412,333)	(380,547,354)
UltraShort QQQ®	—	—	(1,590,409,237)	(143,727,134)
UltraShort Dow30SM	—	—	(788,320,671)	(67,152,247)
UltraShort MidCap400	—	—	(126,809,499)	(3,621,649)
UltraShort Russell2000	—	—	(1,057,839,803)	(34,665,263)
UltraShort SmallCap600	—	—	(50,325,244)	(1,764,520)
UltraPro Short S&P500®	—	—	(866,773,628)	(221,218,888)
UltraPro Short QQQ®	—	—	(184,197,619)	(108,275,756)
UltraPro Short Dow30SM	—	—	(96,008,365)	(25,804,288)
UltraPro Short MidCap400	—	—	(18,486,263)	(1,379,526)
UltraPro Short Russell2000	—	—	(134,408,160)	(16,122,311)
UltraShort Russell1000 Value	—	—	(22,217,930)	(239,759)
UltraShort Russell1000 Growth	—	—	(29,003,005)	(875,628)
UltraShort Russell MidCap Value	—	—	(10,734,665)	(464,414)
UltraShort Russell MidCap Growth	—	—	(18,297,916)	(593,551)
UltraShort Russell2000 Value	—	—	(31,244,041)	(557,514)
UltraShort Russell2000 Growth	—	—	(40,678,619)	(1,310,729)
Short Basic Materials	—	—	(3,191,973)	(440,302)
Short Financials	—	—	(133,682,423)	(8,483,453)
Short Oil & Gas	—	—	(8,451,482)	(588,322)
Short Real Estate	—	—	(16,925,440)	(1,438,073)
Short KBW Regional Banking	—	—	(11,629,311)	(90,944)
UltraShort Basic Materials	—	—	(271,625,114)	(7,411,467)
UltraShort Nasdaq Biotechnology	—	—	(6,483,806)	(2,534,788)
UltraShort Consumer Goods	—	—	(21,088,343)	(994,222)
UltraShort Consumer Services	—	—	(92,539,857)	(2,304,327)
UltraShort Financials	—	—	(1,493,491,340)	(23,490,431)
UltraShort Health Care	—	—	(16,910,246)	(1,806,392)
UltraShort Industrials	—	—	(48,043,310)	(1,824,065)
UltraShort Oil & Gas	—	—	(279,112,169)	(11,607,452)
UltraShort Real Estate	—	—	(3,360,442,653)	(9,015,197)
UltraShort Semiconductors	—	—	(70,880,004)	(2,497,488)
UltraShort Technology	—	—	(69,075,476)	(1,389,100)
UltraShort Telecommunications	—	—	(7,463,476)	(673,912)
UltraShort Utilities	—	—	(14,431,028)	(625,299)
UltraPro Short Financials	—	—	(1,877,358)	(844,446)
Short MSCI EAFE	—	—	(116,243,115)	(28,088,449)
Short MSCI Emerging Markets	—	—	(175,320,435)	(48,505,281)
Short FTSE China 25	—	—	(4,323,457)	(527,861)
UltraShort MSCI EAFE	—	—	(87,221,099)	(6,890,347)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 433

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort MSCI Emerging Markets	—	—	$(671,641,064)	$(30,589,723)
UltraShort FTSE Europe	—	—	(186,506,009)	(31,328,218)
UltraShort MSCI Pacific ex-Japan	—	—	(6,041,459)	(373,535)
UltraShort MSCI Brazil Capped	—	—	(17,250,443)	(3,190,916)
UltraShort FTSE China 25	—	—	(683,406,819)	(43,517,237)
UltraShort MSCI Japan	—	—	(18,390,878)	(7,981,832)
UltraShort MSCI Mexico Capped IMI	—	—	(13,117,952)	(354,743)
Short 7-10 Year Treasury	—	—	(2,363,957)	19,516
Short 20+ Year Treasury	—	—	(409,459,792)	52,321,813
Short High Yield	—	—	(7,617,737)	(7,221,297)
Short Investment Grade Corporate	—	—	(717,059)	(22,085)
UltraShort 3-7 Year Treasury	—	—	(728,697)	(204,443)
UltraShort 7-10 Year Treasury	—	—	(242,108,008)	(10,459,668)
UltraShort 20+ Year Treasury	—	—	(4,275,889,973)	193,271,776
UltraShort TIPS	—	—	(911,576)	35,925
UltraPro Short 20+ Year Treasury	—	—	(3,233,611)	11,230,495
Ultra Russell3000	—	—	(2,008)	2,052,544
Ultra S&P500®	—	—	(224,902,494)	202,526,028
Ultra QQQ®	—	—	(358,112,814)	123,262,650
Ultra Dow30SM	—	—	(176,628,128)	26,716,093
Ultra MidCap400	—	—	(754,482)	(71,658,744)
Ultra Russell2000	—	—	(8,629,894)	192,691,903
Ultra SmallCap600	—	—	(94,947)	6,679,150
UltraPro S&P500®	—	—	—	150,055,459
UltraPro QQQ®	—	—	(758,355)	140,834,695
UltraPro Dow30SM	—	—	—	24,462,609
UltraPro MidCap400	—	—	(40,854)	9,037,223
UltraPro Russell2000	—	—	(347,044)	62,970,993
Ultra Russell1000 Value	$743	—	(5,642,518)	1,459,665
Ultra Russell1000 Growth	—	—	(5,118,491)	4,078,987
Ultra Russell MidCap Value	—	—	(192)	2,262,171
Ultra Russell MidCap Growth	—	—	(4,388,830)	2,996,777
Ultra Russell2000 Value	1,262	—	(3,399,659)	1,689,301
Ultra Russell2000 Growth	—	—	(78,361)	4,588,725
Ultra Basic Materials	2,038,569	$2,078,911	—	27,775,483
Ultra Nasdaq Biotechnology	—	—	(776,427)	41,562,462
Ultra Consumer Goods	—	—	—	3,995,619
Ultra Consumer Services	—	—	(3,832)	5,347,125
Ultra Financials	146,287	—	(2,197,770,991)	138,709,395
Ultra Health Care	—	—	—	17,069,377
Ultra Industrials	—	—	—	9,436,964
Ultra Oil & Gas	—	—	—	28,715,507
Ultra Real Estate	—	—	—	63,340,100
Ultra KBW Regional Banking	310	—	(1,249,777)	2,091,117
Ultra Semiconductors	—	—	(15,242,865)	3,616,801
Ultra Technology	—	—	—	28,050,396
Ultra Telecommunications	—	—	—	1,485,922
Ultra Utilities	5,280	—	(6,575,383)	524,657
UltraPro Financials	—	—	—	4,451,698

434 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra MSCI EAFE	—	—	$(88,684)	$7,195,671
Ultra MSCI Emerging Markets	—	—	(3,420,468)	5,313,963
Ultra FTSE Europe	—	—	(308,450)	5,728,349
Ultra MSCI Pacific ex-Japan	—	—	(63,910)	1,536,295
Ultra MSCI Brazil Capped	—	—	(5,759,720)	(3,025,113)
Ultra FTSE China 25	—	—	(7,390,797)	4,810,841
Ultra MSCI Japan	—	—	(1,655,162)	9,211,550
Ultra MSCI Mexico Capped IMI	—	—	(729,496)	815,553
Ultra 7-10 Year Treasury	—	—	(56,616,074)	(8,231,645)
Ultra 20+ Year Treasury	—	—	—	(1,811,078)
Ultra High Yield	—	—	—	863,900
Ultra Investment Grade Corporate	—	—	—	(171,860)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2013 (the Funds' tax year end), among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Global Listed Private Equity ETF	$31,821	$(308,935)	$277,114
Large Cap Core Plus	—	(1,260,778)	1,260,778
S&P 500 Aristocrats ETF	—	(116,247)	116,247
USD Covered Bond	—	(82,615)	82,615
German Sovereign/Sub-Sovereign ETF	52,024	(197,889)	145,865
Hedge Replication ETF	7,558	34,878	(42,436)
Merger ETF	22,429	(66,261)	43,832
RAFI® Long/Short	—	(2,909,336)	2,909,336
30 Year TIPS/TSY Spread	1,914	(1,914)	—
UltraPro 10 Year TIPS/TSY Spread	7,357	(7,357)	—
Short S&P500®	15,679,316	—	(15,679,316)
Short QQQ®	2,020,844	—	(2,020,844)
Short Dow30SM	2,367,134	—	(2,367,134)
Short MidCap400	241,385	—	(241,385)
Short Russell2000	3,742,056	—	(3,742,056)
Short SmallCap600	172,743	—	(172,743)
UltraShort Russell3000	13,313	—	(13,313)
UltraShort S&P500®	15,755,496	—	(15,755,496)
UltraShort QQQ®	4,390,035	—	(4,390,035)
UltraShort Dow30SM	2,483,017	—	(2,483,017)
UltraShort MidCap400	297,659	—	(297,659)
UltraShort Russell2000	2,559,719	—	(2,559,719)
UltraShort SmallCap600	130,367	—	(130,367)
UltraPro Short S&P500®	4,431,867	—	(4,431,867)
UltraPro Short QQQ®	1,216,160	—	(1,216,160)
UltraPro Short Dow30SM	693,587	—	(693,587)
UltraPro Short MidCap400	81,888	—	(81,888)
UltraPro Short Russell2000	554,710	—	(554,710)
UltraShort Russell1000 Value	14,492	—	(14,492)
UltraShort Russell1000 Growth	21,332	—	(21,332)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 435

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraShort Russell MidCap Value	$12,415	—	$(12,415)
UltraShort Russell MidCap Growth	17,647	—	(17,647)
UltraShort Russell2000 Value	38,933	—	(38,933)
UltraShort Russell2000 Growth	78,897	—	(78,897)
Short Basic Materials	72,635	—	(72,635)
Short Financials	773,462	—	(773,462)
Short Oil & Gas	54,520	—	(54,520)
Short Real Estate	262,703	—	(262,703)
Short KBW Regional Banking	48,140	—	(48,140)
UltraShort Basic Materials	415,550	—	(415,550)
UltraShort Nasdaq Biotechnology	36,669	—	(36,669)
UltraShort Consumer Goods	25,009	—	(25,009)
UltraShort Consumer Services	73,076	—	(73,076)
UltraShort Financials	2,049,795	—	(2,049,795)
UltraShort Health Care	37,802	—	(37,802)
UltraShort Industrials	56,130	—	(56,130)
UltraShort Oil & Gas	661,253	—	(661,253)
UltraShort Real Estate	1,109,982	—	(1,109,982)
UltraShort Semiconductors	121,143	—	(121,143)
UltraShort Technology	106,800	—	(106,800)
UltraShort Telecommunications	19,089	—	(19,089)
UltraShort Utilities	25,657	—	(25,657)
UltraPro Short Financials	10,320	—	(10,320)
Short MSCI EAFE	1,546,695	—	(1,546,695)
Short MSCI Emerging Markets	2,195,158	—	(2,195,158)
Short FTSE China 25	87,021	—	(87,021)
UltraShort MSCI EAFE	146,361	—	(146,361)
UltraShort MSCI Emerging Markets	742,934	—	(742,934)
UltraShort FTSE Europe	1,321,339	—	(1,321,339)
UltraShort MSCI Pacific ex-Japan	18,599	—	(18,599)
UltraShort MSCI Brazil Capped	136,566	—	(136,566)
UltraShort FTSE China 25	1,520,916	—	(1,520,916)
UltraShort MSCI Japan	97,370	—	(97,370)
UltraShort MSCI Mexico Capped IMI	15,575	—	(15,575)
Short 7-10 Year Treasury	140,946	—	(140,946)
Short 20+ Year Treasury	6,889,037	—	(6,889,037)
Short High Yield	309,833	—	(309,833)
Short Investment Grade Corporate	32,344	—	$(32,344)
UltraShort 3-7 Year Treasury	40,482	—	(40,482)
UltraShort 7-10 Year Treasury	2,852,701	—	(2,852,701)
UltraShort 20+ Year Treasury	25,216,997	—	(25,216,997)
UltraShort TIPS	29,816	—	(29,816)
UltraPro Short 20+ Year Treasury	29,869	—	(29,869)
Ultra Russell3000	28,283	$(2,079,407)	2,051,124
Ultra S&P500®	272,400	(146,534,200)	146,261,800
Ultra QQQ®	1,163,649	(76,571,143)	75,407,494
Ultra Dow30SM	87,203	(12,045,665)	11,958,462
Ultra MidCap400	—	(159,774,009)	159,774,009
Ultra Russell2000	333,336	(74,961,724)	74,628,388
Ultra SmallCap600	759	(5,953,493)	5,952,734

436 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraPro S&P500®	$(99,711)	$(165,953,521)	$166,053,232
UltraPro QQQ®	34,393	(96,916,154)	96,881,761
UltraPro Dow30SM	(12,079)	(24,143,634)	24,155,713
UltraPro MidCap400	89,733	(19,305,835)	19,216,102
UltraPro Russell2000	195,565	(47,048,005)	46,852,440
Ultra Russell1000 Growth	12,277	(2,202,668)	2,190,391
Ultra Russell MidCap Value	15,039	(3,124,121)	3,109,082
Ultra Russell MidCap Growth	53,535	3	(53,538)
Ultra Russell2000 Value	2,455	(628,607)	626,152
Ultra Russell2000 Growth	64,348	(3,970,044)	3,905,696
Ultra Basic Materials	—	(8,825,945)	8,825,945
Ultra Nasdaq Biotechnology	144,625	(20,574,677)	20,430,052
Ultra Consumer Goods	(7,031)	(6,006,584)	6,013,615
Ultra Consumer Services	15,181	(7,084,230)	7,069,049
Ultra Financials	—	(82,388,404)	82,388,404
Ultra Health Care	24,794	(21,943,003)	21,918,209
Ultra Industrials	(16,217)	(6,789,266)	6,805,483
Ultra Oil & Gas	(207,465)	(46,319,165)	46,526,630
Ultra Real Estate	(661,744)	(42,777,441)	43,439,185
Ultra KBW Regional Banking	—	(551,118)	551,118
Ultra Semiconductors	44,262	(2,547,063)	2,502,801
Ultra Technology	94,388	(4,128,021)	4,033,633
Ultra Telecommunications	2,776	(1,202,858)	1,200,082
Ultra Utilities	—	(1,500,038)	1,500,038
UltraPro Financials	(33,094)	(767,368)	800,462
Ultra MSCI EAFE	83,663	(182,763)	99,100
Ultra MSCI Emerging Markets	232,490	—	(232,490)
Ultra FTSE Europe	35,614	—	(35,614)
Ultra MSCI Pacific ex-Japan	19,686	—	(19,686)
Ultra MSCI Brazil Capped	100,475	—	(100,475)
Ultra FTSE China 25	250,079	—	(250,079)
Ultra MSCI Japan	164,017	—	(164,017)
Ultra MSCI Mexico Capped IMI	17,017	—	(17,017)
Ultra 7-10 Year Treasury	51,060	1,384,513	(1,435,573)
Ultra 20+ Year Treasury	(38,979)	(6,840,083)	6,879,062
Ultra High Yield	62,307	(217,640)	155,333
Ultra Investment Grade Corporate	63,646	(647,245)	583,599

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 437

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment (November 1, 2011 for Funds that commenced operations prior to December 22, 2010). Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2013, the following Funds had available pre-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
RAFI® Long/Short	—	—	—	$1,128,449	$1,128,449
Short S&P500®	—	$275,479,255	$396,002,468	299,866,646	971,348,369
Short QQQ®	—	46,413,351	59,184,627	61,405,117	167,003,095
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	137,988,027
Short MidCap400	—	14,091,075	16,663,813	4,855,600	35,610,488
Short Russell2000	—	30,602,995	85,827,210	47,621,957	164,052,162
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	23,372,999
UltraShort Russell3000	—	578,178	1,775,441	668,346	3,021,965
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	3,449,455,939
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	1,234,874,458
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	615,599,494
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	92,967,222
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	678,790,509
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	35,186,811
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	248,857,831
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	46,924,392
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	13,839,654
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	4,145,785
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	18,270,914
UltraShort Russell1000 Value	—	15,201,628	5,004,860	566,134	20,772,622
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	1,905,520	26,117,190
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	472,187	9,620,397
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	1,659,482	17,121,470
UltraShort Russell2000 Value	—	14,216,121	9,703,125	2,921,334	26,840,580
UltraShort Russell2000 Growth	—	13,016,043	10,045,451	4,606,821	27,668,315
Short Basic Materials	—	—	429,630	—	429,630
Short Financials	—	46,207,656	34,680,899	—	80,888,555
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	6,365,517
Short Real Estate	—	—	3,968,005	433,111	4,401,116
Short KBW Regional Banking	—	—	475,909	8,353,085	8,828,994
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	212,949,223
UltraShort Nasdaq Biotechnology	—	—	416,580	—	416,580
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	17,816,186
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	82,320,144
UltraShort Financials	—	884,851,934	249,724,456	—	1,134,576,390
UltraShort Health Care	—	10,002,522	2,787,142	767,590	13,557,254
UltraShort Industrials	—	17,061,076	21,300,428	—	38,361,504
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	206,861,541
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	3,204,417,504

438 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
UltraShort Semiconductors	—	$28,767,489	$21,740,228	$7,733,357	$58,241,074
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	60,526,943
UltraShort Telecommunications	—	5,230,287	682,434	—	5,912,721
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	12,496,635
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	51,655,453
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	127,564,197
Short FTSE China 25	—	—	1,040,187	—	1,040,187
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	78,876,268
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	589,475,190
UltraShort FTSE Europe	—	3,795,429	34,453,744	9,069,132	47,318,305
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	4,556,408
UltraShort MSCI Brazil Capped	—	—	15,737,286	—	15,737,286
UltraShort FTSE China 25	—	431,145,308	131,146,062	—	562,291,370
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	15,748,928
UltraShort MSCI Mexico Capped IMI	—	6,041,732	5,186,144	166,558	11,394,434
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	141,217,531
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	177,844,458
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	1,329,863,527
Ultra S&P500®	—	224,902,494	—	—	224,902,494
Ultra QQQ®	—	357,698,054	—	—	357,698,054
Ultra Dow30SM	—	176,628,128	—	—	176,628,128
Ultra Russell2000	—	5,956,450	—	—	5,956,450
Ultra Russell1000 Value	—	5,606,473	—	36,045	5,642,518
Ultra Russell1000 Growth	—	5,105,976	—	—	5,105,976
Ultra Russell MidCap Growth	1,250,580	2,712,148	—	383,833	4,346,561
Ultra Russell2000 Value	—	3,399,659	—	—	3,399,659
Ultra Nasdaq Biotechnology	—	—	—	128,779	128,779
Ultra Financials	742,054,376	1,407,263,015	—	48,453,600	2,197,770,991
Ultra KBW Regional Banking	—	—	373,207	876,570	1,249,777
Ultra Semiconductors	—	15,242,865	—	—	15,242,865
Ultra Utilities	—	6,575,383	—	—	6,575,383
Ultra FTSE Europe	—	—	71,352	151,172	222,524
Ultra MSCI Pacific ex-Japan	—	—	41,236	244	41,480
Ultra MSCI Brazil Capped	—	—	542,934	628,038	1,170,972
Ultra FTSE China 25	—	—	173,812	—	173,812
Ultra MSCI Japan	—	—	—	1,410,349	1,410,349
Ultra MSCI Mexico Capped IMI	—	—	—	77,432	77,432

For the tax year ended October 31, 2013, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Capital Loss Carryforwards
Global Listed Private Equity ETF	$108,438
Large Cap Core Plus	892,844
High Yield-Interest Rate Hedged	298,707
Merger ETF	428,485
RAFI® Long/Short	1,158,552
30 Year TIPS/TSY Spread	37,772
Short 30 Year TIPS/TSY Spread	39,782
UltraPro 10 Year TIPS/TSY Spread	171,610
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 439

Fund	Capital Loss Carryforwards
UltraPro Short 10 Year TIPS/TSY Spread	$685,552
Short S&P500®	945,162,306
Short QQQ®	79,099,140
Short Dow30SM	74,404,223
Short MidCap400	17,293,004
Short Russell2000	187,102,033
Short SmallCap600	26,140,952
UltraShort Russell3000	1,400,881
UltraShort S&P500®	1,515,542,120
UltraShort QQQ®	352,412,128
UltraShort Dow30SM	170,656,338
UltraShort MidCap400	33,705,374
UltraShort Russell2000	376,751,272
UltraShort SmallCap600	15,089,969
UltraPro Short S&P500®	613,915,863
UltraPro Short QQQ®	135,818,250
UltraPro Short Dow30SM	81,347,786
UltraPro Short MidCap400	14,295,332
UltraPro Short Russell2000	115,629,819
UltraShort Russell1000 Value	1,437,271
UltraShort Russell1000 Growth	2,860,588
UltraShort Russell MidCap Value	1,107,714
UltraShort Russell MidCap Growth	1,166,441
UltraShort Russell2000 Value	4,384,531
UltraShort Russell2000 Growth	12,970,586
Short Basic Materials	2,724,781
Short Financials	52,461,789
Short Oil & Gas	2,053,734
Short Real Estate	12,230,552
Short KBW Regional Banking	2,782,673
UltraShort Basic Materials	58,424,964
UltraShort Nasdaq Biotechnology	6,026,588
UltraShort Consumer Goods	3,243,084
UltraShort Consumer Services	10,175,724
UltraShort Financials	357,921,594
UltraShort Health Care	3,326,405
UltraShort Industrials	9,645,878
UltraShort Oil & Gas	71,719,654
UltraShort Real Estate	155,504,293
UltraShort Semiconductors	12,558,546
UltraShort Technology	8,485,045
UltraShort Telecommunications	1,540,198
UltraShort Utilities	1,908,484
UltraPro Short Financials	1,862,178
Short MSCI EAFE	63,680,732
Short MSCI Emerging Markets	45,789,422
Short FTSE China 25	3,238,582
UltraShort MSCI EAFE	8,273,535
UltraShort MSCI Emerging Markets	81,573,924
UltraShort FTSE Europe	138,663,596
UltraShort MSCI Pacific ex-Japan	1,474,642

440 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Capital Loss Carryforwards
UltraShort MSCI Brazil Capped	$1,400,999
UltraShort FTSE China 25	120,154,233
UltraShort MSCI Japan	2,569,779
UltraShort MSCI Mexico Capped IMI	1,710,011
Short 7-10 Year Treasury	2,101,777
Short 20+ Year Treasury	259,326,232
Short High Yield	7,193,110
Short Investment Grade Corporate	689,586
UltraShort 3-7 Year Treasury	693,873
UltraShort 7-10 Year Treasury	61,963,654
UltraShort 20+ Year Treasury	2,918,997,508
UltraShort TIPS	855,307
UltraPro Short 20+ Year Treasury	2,755,286
Ultra MSCI Emerging Markets	3,131,493
Ultra MSCI Brazil Capped	4,504,770
Ultra FTSE China 25	6,909,584
Ultra MSCI Mexico Capped IMI	615,911
Ultra 7-10 Year Treasury	55,634,551

For the tax year ended October 31, 2013, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
German Sovereign/Sub-Sovereign ETF	$1,238
Hedge Replication ETF	278,857
RAFI® Long/Short	506,445
30 Year TIPS/TSY Spread	69,939
Short 30 Year TIPS/TSY Spread	1,613
UltraPro 10 Year TIPS/TSY Spread	312,479
UltraPro Short 10 Year TIPS/TSY Spread	23,254
Short Real Estate	158,433
UltraShort Telecommunications	70,617
Short FTSE China 25	41
UltraShort MSCI EAFE	130
UltraShort MSCI Japan	578,169
UltraShort MSCI Mexico Capped IMI	190,341
Short 7-10 Year Treasury	3,995
Short High Yield	621
Short Investment Grade Corporate	50
UltraShort TIPS	558,762
Ultra S&P500®	373,288,662
Ultra QQQ®	52,707,991
Ultra Dow30SM	59,265,359
Ultra MidCap400	11,970,480
Ultra Russell2000	172,807,109
Ultra SmallCap600	2,994,088
Ultra Russell1000 Value	2,873,691
Ultra Russell1000 Growth	2,658,651
Ultra Russell MidCap Growth	3,566,856
Ultra Russell2000 Value	3,413,938
Ultra Russell2000 Growth	729,733

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 441

Fund	Capital Loss Utilized
Ultra Nasdaq Biotechnology	$301,538
Ultra Financials	247,276,403
Ultra Health Care	4,731,944
Ultra KBW Regional Banking	660,967
Ultra Semiconductors	6,708,402
Ultra Telecommunications	307,033
Ultra Utilities	1,900,535
UltraPro Financials	360
Ultra MSCI EAFE	284,148
Ultra MSCI Emerging Markets	269
Ultra FTSE Europe	119,862
Ultra MSCI Pacific ex-Japan	285,401
Ultra MSCI Japan	115,918
Ultra High Yield	183,241
Ultra Investment Grade Corporate	444

As of October 31, 2013, the Funds will elect to treat the following late-year ordinary losses as arising on November 1, 2013:

Fund	Ordinary Late Year Loss Deferrals
Hedge Replication ETF	$139,054
UltraPro 10 Year TIPS/TSY Spread	6,579
Short S&P500®	13,128,422
Short QQQ®	1,421,646
Short Dow30SM	2,062,098
Short MidCap400	199,145
Short Russell2000	2,973,190
Short SmallCap600	353,486
UltraShort Russell3000	9,613
UltraShort S&P500®	13,414,274
UltraShort QQQ®	3,122,651
UltraShort Dow30SM	2,064,839
UltraShort MidCap400	136,903
UltraShort Russell2000	2,298,022
UltraShort SmallCap600	48,464
UltraPro Short S&P500®	3,999,934
UltraPro Short QQQ®	1,454,977
UltraPro Short Dow30SM	820,925
UltraPro Short MidCap400	45,146
UltraPro Short Russell2000	507,427
UltraShort Russell1000 Value	8,037
UltraShort Russell1000 Growth	25,227
UltraShort Russell MidCap Value	6,554
UltraShort Russell MidCap Growth	10,005
UltraShort Russell2000 Value	18,930
UltraShort Russell2000 Growth	39,718
Short Basic Materials	37,562
Short Financials	332,079
Short Oil & Gas	32,231
Short Real Estate	293,772
Short KBW Regional Banking	17,644
UltraShort Basic Materials	250,927

442 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Ordinary Late Year Loss Deferrals
UltraShort Nasdaq Biotechnology	$40,638
UltraShort Consumer Goods	29,073
UltraShort Consumer Services	43,989
UltraShort Financials	993,356
UltraShort Health Care	26,587
UltraShort Industrials	35,928
UltraShort Oil & Gas	530,974
UltraShort Real Estate	520,856
UltraShort Semiconductors	80,384
UltraShort Technology	63,488
UltraShort Telecommunications	10,557
UltraShort Utilities	25,909
UltraPro Short Financials	15,180
Short MSCI EAFE	906,930
Short MSCI Emerging Markets	1,966,816
Short FTSE China 25	44,688
UltraShort MSCI EAFE	71,296
UltraShort MSCI Emerging Markets	591,950
UltraShort FTSE Europe	524,108
UltraShort MSCI Pacific ex-Japan	10,409
UltraShort MSCI Brazil Capped	112,158
UltraShort FTSE China 25	961,216
UltraShort MSCI Japan	72,171
UltraShort MSCI Mexico Capped IMI	13,507
Short 7-10 Year Treasury	262,180
Short 20+ Year Treasury	8,916,029
Short High Yield	424,627
Short Investment Grade Corporate	27,473
UltraShort 3-7 Year Treasury	34,824
UltraShort 7-10 Year Treasury	2,299,896
UltraShort 20+ Year Treasury	27,028,938
UltraShort TIPS	56,269
UltraPro Short 20+ Year Treasury	478,325
Ultra Russell3000	2,008
Ultra QQQ®	414,760
Ultra MidCap400	754,482
Ultra Russell2000	2,673,444
Ultra SmallCap600	94,947
UltraPro QQQ®	758,355
UltraPro MidCap400	40,854
UltraPro Russell2000	347,044
Ultra Russell1000 Growth	12,515
Ultra Russell MidCap Value	192
Ultra Russell MidCap Growth	42,269
Ultra Russell2000 Growth	78,361
Ultra Nasdaq Biotechnology	647,648
Ultra Consumer Services	3,832
Ultra MSCI EAFE	88,684
Ultra MSCI Emerging Markets	288,975
Ultra FTSE Europe	85,926

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 443

Fund	Ordinary Late Year Loss Deferrals
Ultra MSCI Pacific ex-Japan	$22,430
Ultra MSCI Brazil Capped	83,978
Ultra FTSE China 25	307,401
Ultra MSCI Japan	244,813
Ultra MSCI Mexico Capped IMI	36,153
Ultra 7-10 Year Treasury	981,523

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the year ended May 31, 2014, advisory and management services fees, waivers and expense reimbursements were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
DJ Brookfield Global Infrastructure ETF	0.45%	0.10%	$3,433	$763	$37,471	0.45%	September 30, 2015
Global Listed Private Equity ETF	0.50	0.10	28,407	5,681	98,686	0.60	September 30, 2014
Large Cap Core Plus	0.75	0.10	1,191,213	—	—	0.45	September 30, 2014
S&P 500 Aristocrats ETF	0.35	0.10	193,518	2,100	—	0.35	September 30, 2015
High Yield-Interest Rate Hedged	0.50	0.10	308,453	—	—	0.50	September 30, 2014
Investment Grade-Interest Rate Hedged	0.30	0.10	73,528	24,509	46,702	0.30	September 30, 2015
USD Covered Bond	0.35	0.10	23,010	6,574	116,228	0.35	September 30, 2014
German Sovereign/Sub-Sovereign ETF	0.35	0.10	16,462	4,703	150,350	0.45	September 30, 2014
Short Term USD Emerging Markets Bond ETF	0.50	0.10	31,806	6,361	42,476	0.50	September 30, 2015
Hedge Replication ETF	0.75	0.10	227,708	—	—	0.95	September 30, 2014
Merger ETF	0.75	0.10	28,981	3,864	112,643	0.75	September 30, 2014
RAFI® Long/Short	0.75	0.10	124,835	—	—	0.95	September 30, 2014
30 Year TIPS/TSY Spread	0.55	0.10	20,119	3,658	107,580	0.75	September 30, 2014
Short 30 Year TIPS/TSY Spread	0.55	0.10	21,338	3,880	105,946	0.75	September 30, 2014
UltraPro 10 Year TIPS/TSY Spread	0.55	0.10	9,576	1,741	118,785	0.75	September 30, 2014
UltraPro Short 10 Year TIPS/TSY Spread	0.55	0.10	11,446	2,081	117,091	0.75	September 30, 2014
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
Short QQQ®	0.75	0.10	186,400	—	—	0.95	September 30, 2014

444 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short Dow30SM	0.75%	0.10%	$87,547	—	—	0.95%	September 30, 2014
Short MidCap400	0.75	0.10	67,023	—	—	0.95	September 30, 2014
Short Russell2000	0.75	0.10	320,853	—	—	0.95	September 30, 2014
Short SmallCap600	0.75	0.10	79,633	—	—	0.95	September 30, 2014
UltraShort Russell3000	0.75	0.10	7,533	$1,004	$77,523	0.95	September 30, 2014
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
UltraShort QQQ®	0.75	0.10	291,235	—	—	0.95	September 30, 2014
UltraShort Dow30SM	0.75	0.10	89,610	—	—	0.95	September 30, 2014
UltraShort MidCap400	0.75	0.10	82,318	—	—	0.95	September 30, 2014
UltraShort Russell2000	0.75	0.10	232,325	—	—	0.95	September 30, 2014
UltraShort SmallCap600	0.75	0.10	46,047	6,140	32,209	0.95	September 30, 2014
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
UltraPro Short QQQ®	0.75	0.10	231,611	—	—	0.95	September 30, 2014
UltraPro Short Dow30SM	0.75	0.10	84,462	—	—	0.95	September 30, 2014
UltraPro Short MidCap400	0.75	0.10	49,131	6,551	30,558	0.95	September 30, 2014
UltraPro Short Russell2000	0.75	0.10	114,850	—	—	0.95	September 30, 2014
UltraShort Russell1000 Value	0.75	0.10	6,382	851	78,789	0.95	September 30, 2014
UltraShort Russell1000 Growth	0.75	0.10	24,310	3,241	59,153	0.95	September 30, 2014
UltraShort Russell MidCap Value	0.75	0.10	5,150	687	80,101	0.95	September 30, 2014
UltraShort Russell MidCap Growth	0.75	0.10	8,535	1,138	76,407	0.95	September 30, 2014
UltraShort Russell2000 Value	0.75	0.10	14,693	1,959	69,645	0.95	September 30, 2014
UltraShort Russell2000 Growth	0.75	0.10	35,245	4,699	46,515	0.95	September 30, 2014
Short Basic Materials	0.75	0.10	18,935	2,525	63,743	0.95	September 30, 2014
Short Financials	0.75	0.10	81,481	—	—	0.95	September 30, 2014
Short Oil & Gas	0.75	0.10	21,580	2,877	60,082	0.95	September 30, 2014
Short Real Estate	0.75	0.10	78,137	—	—	0.95	September 30, 2014
Short KBW Regional Banking	0.75	0.10	12,784	1,704	70,254	0.95	September 30, 2014
UltraShort Basic Materials	0.75	0.10	78,264	—	—	0.95	September 30, 2014
UltraShort Nasdaq Biotechnology	0.75	0.10	87,276	—	—	0.95	September 30, 2014
UltraShort Consumer Goods	0.75	0.10	37,460	4,995	42,271	0.95	September 30, 2014
UltraShort Consumer Services	0.75	0.10	42,100	5,613	37,425	0.95	September 30, 2014
UltraShort Financials	0.75	0.10	83,862	—	—	0.95	September 30, 2014
UltraShort Health Care	0.75	0.10	20,806	2,774	61,463	0.95	September 30, 2014
UltraShort Industrials	0.75	0.10	36,405	4,854	43,682	0.95	September 30, 2014
UltraShort Oil & Gas	0.75	0.10	70,451	—	—	0.95	September 30, 2014
UltraShort Real Estate	0.75	0.10	85,246	—	—	0.95	September 30, 2014
UltraShort Semiconductors	0.75	0.10	60,008	8,001	16,740	0.95	September 30, 2014
UltraShort Technology	0.75	0.10	47,654	6,354	31,303	0.95	September 30, 2014
UltraShort Telecommunications	0.75	0.10	8,332	1,111	76,045	0.95	September 30, 2014
UltraShort Utilities	0.75	0.10	33,987	4,531	46,913	0.95	September 30, 2014
UltraPro Short Financials	0.75	0.10	21,920	2,923	52,319	0.95	September 30, 2014
Short MSCI EAFE	0.75	0.10	55,652	—	—	0.95	September 30, 2014
Short MSCI Emerging Markets	0.75	0.10	—	—	—	0.95	September 30, 2014
Short FTSE China 25	0.75	0.10	53,446	7,126	27,139	0.95	September 30, 2014
UltraShort MSCI EAFE	0.75	0.10	56,942	7,592	36,038	0.95	September 30, 2014
UltraShort MSCI Emerging Markets	0.75	0.10	73,966	—	—	0.95	September 30, 2014
UltraShort FTSE Europe	0.75	0.10	71,458	—	—	0.95	September 30, 2014
UltraShort MSCI Pacific ex-Japan	0.75	0.10	11,118	1,482	93,067	0.95	September 30, 2014
UltraShort MSCI Brazil Capped	0.75	0.10	97,300	—	—	0.95	September 30, 2014

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 445

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort FTSE China 25	0.75%	0.10%	$127,628	—	—	0.95%	September 30, 2014
UltraShort MSCI Japan	0.75	0.10	78,475	$10,463	$12,592	0.95	September 30, 2014
UltraShort MSCI Mexico Capped IMI	0.75	0.10	9,948	1,327	95,107	0.95	September 30, 2014
Short 7-10 Year Treasury	0.75	0.10	72,247	—	—	0.95	September 30, 2014
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2014
Short High Yield	0.75	0.10	88,851	—	—	0.95	September 30, 2014
Short Investment Grade Corporate	0.75	0.10	31,507	4,201	66,216	0.95	September 30, 2014
UltraShort 3-7 Year Treasury	0.75	0.10	31,137	4,151	49,314	0.95	September 30, 2014
UltraShort 7-10 Year Treasury	0.75	0.10	41,396	—	—	0.95	September 30, 2014
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2014
UltraShort TIPS	0.75	0.10	83,834	—	—	0.95	September 30, 2014
UltraPro Short 20+ Year Treasury	0.75	0.10	69,669	—	—	0.95	September 30, 2014
Ultra Russell3000	0.75	0.10	34,417	4,589	321,938	0.95	September 30, 2014
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
Ultra QQQ®	0.75	0.10	472,770	—	—	0.95	September 30, 2014
Ultra Dow30SM	0.75	0.10	115,875	—	—	0.95	September 30, 2014
Ultra MidCap400	0.75	0.10	—	—	—	0.95	September 30, 2014
Ultra Russell2000	0.75	0.10	1,085,833	—	—	0.95	September 30, 2014
Ultra SmallCap600	0.75	0.10	206,961	25,282	—	0.95	September 30, 2014
UltraPro S&P500®	0.75	0.10	4,007	—	—	0.95	September 30, 2014
UltraPro QQQ®	0.75	0.10	380,692	—	—	0.95	September 30, 2014
UltraPro Dow30SM	0.75	0.10	121,088	—	—	0.95	September 30, 2014
UltraPro MidCap400	0.75	0.10	171,991	—	—	0.95	September 30, 2014
UltraPro Russell2000	0.75	0.10	564,268	—	—	0.95	September 30, 2014
Ultra Russell1000 Value	0.75	0.10	59,931	7,991	76,466	0.95	September 30, 2014
Ultra Russell1000 Growth	0.75	0.10	117,425	15,657	35,005	0.95	September 30, 2014
Ultra Russell MidCap Value	0.75	0.10	58,063	7,742	101,902	0.95	September 30, 2014
Ultra Russell MidCap Growth	0.75	0.10	99,445	13,259	41,557	0.95	September 30, 2014
Ultra Russell2000 Value	0.75	0.10	88,974	11,863	99,469	0.95	September 30, 2014
Ultra Russell2000 Growth	0.75	0.10	121,128	16,128	111,968	0.95	September 30, 2014
Ultra Basic Materials	0.75	0.10	136,361	—	—	0.95	September 30, 2014
Ultra Nasdaq Biotechnology	0.75	0.10	304,102	—	—	0.95	September 30, 2014
Ultra Consumer Goods	0.75	0.10	99,917	13,322	27,911	0.95	September 30, 2014
Ultra Consumer Services	0.75	0.10	139,731	—	—	0.95	September 30, 2014
Ultra Financials	0.75	0.10	130,065	—	—	0.95	September 30, 2014
Ultra Health Care	0.75	0.10	143,366	—	—	0.95	September 30, 2014
Ultra Industrials	0.75	0.10	148,680	—	—	0.95	September 30, 2014
Ultra Oil & Gas	0.75	0.10	139,708	—	—	0.95	September 30, 2014
Ultra Real Estate	0.75	0.10	159,448	—	—	0.95	September 30, 2014
Ultra KBW Regional Banking	0.75	0.10	127,312	—	—	0.95	September 30, 2014
Ultra Semiconductors	0.75	0.10	122,440	—	—	0.95	September 30, 2014
Ultra Technology	0.75	0.10	147,367	—	—	0.95	September 30, 2014
Ultra Telecommunications	0.75	0.10	46,642	6,219	72,215	0.95	September 30, 2014
Ultra Utilities	0.75	0.10	120,863	6,306	—	0.95	September 30, 2014
UltraPro Financials	0.75	0.10	126,031	—	—	0.95	September 30, 2014
Ultra MSCI EAFE	0.75	0.10	96,634	—	—	0.95	September 30, 2014
Ultra MSCI Emerging Markets	0.75	0.10	89,814	—	—	0.95	September 30, 2014
Ultra FTSE Europe	0.75	0.10	80,292	—	—	0.95	September 30, 2014
Ultra MSCI Pacific ex-Japan	0.75	0.10	15,711	2,095	87,682	0.95	September 30, 2014

446 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra MSCI Brazil Capped	0.75%	0.10%	$57,649	$7,687	$38,443	0.95%	September 30, 2014
Ultra FTSE China 25	0.75	0.10	93,873	—	—	0.95	September 30, 2014
Ultra MSCI Japan	0.75	0.10	87,883	—	—	0.95	September 30, 2014
Ultra MSCI Mexico Capped IMI	0.75	0.10	36,037	4,805	64,107	0.95	September 30, 2014
Ultra 7-10 Year Treasury	0.75	0.10	30,130	—	—	0.95	September 30, 2014
Ultra 20+ Year Treasury	0.75	0.10	116,798	—	—	0.95	September 30, 2014
Ultra High Yield	0.75	0.10	22,121	2,949	131,384	0.95	September 30, 2014
Ultra Investment Grade Corporate	0.75	0.10	27,158	3,621	112,565	0.95	September 30, 2014

*  Indicates the Investment Advisory Fee Rate incurred for the year ended May 31, 2014. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints effective June 1, 2014 and for a period of three years thereafter: 0.75% of the first $5.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $9.5 billion. Prior to June 1, 2014, Funds with a maximum fee rate of 0.75% were subject to the following breakpoints: 0.75% of the first $6.0 billion of average daily net assets of the Fund, 0.70% of the next $4.0 billion and 0.65% of average daily net assets of the Fund over $10.0 billion.

For each Fund, except for the ProShares High Yield-Interest Rate Hedged, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period (within three years for the ProShares High Yield-Interest Rate Hedged) to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2014, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount
							Eligible for
Fund	2014	2015	2016	2017	2018	2019	Recoupment
DJ Brookfield Global Infrastructure ETF	—	—	—	—	—	$41,667	$41,667
Global Listed Private Equity ETF	—	—	—	—	$90,110	93,121	183,231
Large Cap Core Plus	$27,443	$204,973	$130,792	$149,288	564,647	875,784	1,952,927
S&P 500 Aristocrats ETF	—	—	—	—	—	195,618	195,618
High Yield-Interest Rate Hedged	—	—	101,529	242,228	—	—	343,757
Investment Grade-Interest Rate Hedged	—	—	—	—	—	144,739	144,739
USD Covered Bond	—	—	—	62,222	89,050	99,329	250,601
German Sovereign/Sub-Sovereign ETF	—	—	—	72,952	128,282	119,897	321,131
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	80,643	80,643
Hedge Replication ETF	—	—	20,348	179,393	204,436	159,265	563,442
Merger ETF	—	—	—	—	119,184	105,090	224,274
RAFI® Long/Short	—	—	78,337	110,891	114,748	91,170	395,146
30 Year TIPS/TSY Spread	—	—	—	57,238	99,580	86,749	243,567
Short 30 Year TIPS/TSY Spread	—	—	—	57,000	99,785	86,656	243,441
UltraPro 10 Year TIPS/TSY Spread	—	—	—	54,598	94,619	86,601	235,818
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	54,746	94,585	87,134	236,465
Short QQQ®	215,413	249,007	256,015	225,411	199,842	116,878	1,262,566
Short Dow30SM	161,660	126,493	99,409	72,664	105,984	57,491	623,701
Short MidCap400	114,278	91,606	87,771	66,719	75,404	41,438	477,216
Short Russell2000	137,737	249,967	291,537	369,089	323,363	216,541	1,588,234
Short SmallCap600	108,189	88,782	93,130	65,844	73,138	53,879	482,962
UltraShort Russell3000	11,138	40,002	115,063	94,257	92,858	56,598	409,916
UltraShort QQQ®	796,497	684,875	524,575	441,019	323,315	172,787	2,943,068

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 447

	Expires September 30,						Total Amount
							Eligible for
Fund	2014	2015	2016	2017	2018	2019	Recoupment
UltraShort Dow30SM	$204,909	$137,009	$78,468	$74,164	$104,635	$55,025	$654,210
UltraShort MidCap400	114,805	88,298	92,348	55,992	75,207	53,063	479,713
UltraShort Russell2000	508,317	433,918	358,809	306,432	308,759	133,524	2,049,759
UltraShort SmallCap600	80,948	98,313	106,439	75,266	86,443	54,533	501,942
UltraPro Short QQQ®	—	75,950	154,732	150,137	220,132	161,690	762,641
UltraPro Short Dow30SM	—	55,242	88,841	69,948	100,619	55,518	370,168
UltraPro Short MidCap400	—	44,676	69,199	87,998	93,027	56,389	351,289
UltraPro Short Russell2000	—	55,364	103,175	108,362	130,097	73,773	470,771
UltraShort Russell1000 Value	101,657	104,030	113,044	94,174	84,959	56,583	554,447
UltraShort Russell1000 Growth	101,672	103,131	111,697	92,707	87,722	57,000	553,929
UltraShort Russell MidCap Value	102,673	108,378	116,159	93,930	88,212	56,476	565,828
UltraShort Russell MidCap Growth	96,875	107,231	114,657	94,084	88,422	56,514	557,783
UltraShort Russell2000 Value	98,814	102,681	109,637	92,019	88,165	56,472	547,788
UltraShort Russell2000 Growth	92,050	106,155	107,048	90,718	91,603	55,853	543,427
Short Basic Materials	—	40,821	61,632	91,429	92,961	55,453	342,296
Short Financials	138,811	106,960	96,570	78,910	94,714	48,008	563,973
Short Oil & Gas	61,648	109,018	112,849	91,956	85,594	55,124	516,189
Short Real Estate	—	47,276	77,905	81,882	92,032	53,281	352,376
Short KBW Regional Banking	—	48,117	74,764	85,432	89,463	55,271	353,047
UltraShort Basic Materials	130,605	121,376	93,729	123,469	56,367	47,832	573,378
UltraShort Nasdaq Biotechnology	—	43,366	58,723	92,655	105,368	53,343	353,455
UltraShort Consumer Goods	93,231	102,795	113,333	92,430	88,502	55,603	545,894
UltraShort Consumer Services	127,371	96,627	100,759	92,694	89,557	55,164	562,172
UltraShort Financials	13,578	136,714	57,864	97,996	114,645	44,145	464,942
UltraShort Health Care	105,321	106,298	115,922	92,201	87,750	55,755	563,247
UltraShort Industrials	106,401	97,750	113,792	90,038	88,318	55,411	551,710
UltraShort Oil & Gas	175,754	132,327	97,979	82,425	92,340	39,660	620,485
UltraShort Real Estate	196,067	144,339	107,158	145,256	116,965	43,707	753,492
UltraShort Semiconductors	102,945	103,156	112,322	81,478	86,142	55,447	541,490
UltraShort Technology	97,208	103,886	111,098	88,188	88,332	55,544	544,256
UltraShort Telecommunications	47,193	122,462	106,290	92,730	87,315	56,170	512,160
UltraShort Utilities	99,410	106,631	117,264	93,317	87,334	56,483	560,439
UltraPro Short Financials	—	—	—	12,479	56,151	53,775	122,405
Short MSCI EAFE	108,317	137,857	78,523	177,800	107,096	26,797	636,390
Short MSCI Emerging Markets	126,379	230,446	185,747	116,687	52,054	4,293	715,606
Short FTSE China 25	—	43,396	67,494	92,334	95,238	57,615	356,077
UltraShort MSCI EAFE	201,598	118,651	119,140	81,877	86,165	64,690	672,121
UltraShort MSCI Emerging Markets	596,883	204,238	51,857	69,793	92,695	55,421	1,070,887
UltraShort FTSE Europe	35,032	80,035	113,876	125,100	193,824	32,539	580,406
UltraShort MSCI Pacific ex-Japan	34,118	50,980	142,726	116,284	113,959	68,716	526,783
UltraShort MSCI Brazil Capped	34,971	77,999	116,003	104,761	104,587	63,679	502,000
UltraShort FTSE China 25	186,169	296,402	179,085	152,062	143,507	77,929	1,035,154
UltraShort MSCI Japan	165,376	147,896	154,050	123,797	101,018	65,725	757,862
UltraShort MSCI Mexico Capped IMI	36,508	54,283	141,073	117,556	114,227	69,473	533,120
Short 7-10 Year Treasury	—	—	39,459	70,562	84,362	48,161	242,544
Short High Yield	—	—	53,609	89,685	96,544	62,059	301,897
Short Investment Grade Corporate	—	—	42,732	79,144	111,164	65,599	298,639
UltraShort 3-7 Year Treasury	—	—	36,013	61,645	90,841	55,733	244,232

448 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount
							Eligible for
Fund	2014	2015	2016	2017	2018	2019	Recoupment
UltraShort 7-10 Year Treasury	$128,733	$137,977	$94,597	—	$56,551	$21,868	$439,726
UltraShort TIPS	—	—	39,084	$72,591	89,868	55,856	257,399
UltraPro Short 20+ Year Treasury	—	—	—	48,233	55,782	48,674	152,689
Ultra Russell3000	12,081	246,967	196,144	461,832	140,424	281,059	1,338,507
Ultra QQQ®	1,032,842	709,796	614,715	412,344	448,616	318,888	3,537,201
Ultra Dow30SM	261,374	182,406	155,367	105,959	123,374	72,759	901,239
Ultra MidCap400	143,853	106,093	142,109	49,902	—	—	441,957
Ultra Russell2000	989,384	497,328	457,291	693,472	619,345	832,169	4,088,989
Ultra SmallCap600	300,310	139,951	145,396	111,392	152,615	179,062	1,028,726
UltraPro S&P500®	22,535	315,207	156,297	176,282	35,138	4,288	709,747
UltraPro QQQ®	—	127,004	246,454	245,246	280,905	284,987	1,184,596
UltraPro Dow30SM	—	58,027	102,606	108,261	120,149	82,520	471,563
UltraPro MidCap400	—	144,446	70,174	159,818	128,806	124,375	627,619
UltraPro Russell2000	—	191,089	267,279	411,199	348,618	433,646	1,651,831
Ultra Russell1000 Value	261,071	167,372	122,823	160,997	167,489	89,417	969,169
Ultra Russell1000 Growth	242,598	131,939	129,340	146,405	155,386	116,871	922,539
Ultra Russell MidCap Value	236,618	145,226	166,124	161,088	172,033	110,544	991,633
Ultra Russell MidCap Growth	200,040	136,213	148,602	172,360	149,702	101,289	908,206
Ultra Russell2000 Value	515,701	193,527	121,141	232,946	215,360	131,591	1,410,266
Ultra Russell2000 Growth	415,427	186,104	132,728	202,346	207,571	179,296	1,323,472
Ultra Basic Materials	239,877	190,416	156,800	120,797	138,387	85,657	931,934
Ultra Nasdaq Biotechnology	—	44,699	82,837	157,343	190,333	237,754	712,966
Ultra Consumer Goods	158,112	131,595	135,668	141,009	134,031	96,140	796,555
Ultra Consumer Services	177,086	133,564	142,815	159,828	135,271	94,399	842,963
Ultra Financials	737,333	117,773	41,723	104,734	152,297	76,769	1,230,629
Ultra Health Care	168,152	120,479	128,163	122,928	118,525	102,580	760,827
Ultra Industrials	214,947	136,317	152,002	130,516	143,325	100,084	877,191
Ultra Oil & Gas	335,397	183,018	189,638	154,466	160,475	80,975	1,103,969
Ultra Real Estate	224,831	220,577	139,663	86,533	138,816	110,058	920,478
Ultra KBW Regional Banking	—	42,986	71,767	143,558	128,081	86,783	473,175
Ultra Semiconductors	158,603	143,414	118,478	117,849	117,178	81,423	736,945
Ultra Technology	217,672	157,093	146,449	149,994	131,109	101,156	903,473
Ultra Telecommunications	68,674	125,448	140,412	140,516	131,129	82,343	688,522
Ultra Utilities	146,632	126,160	129,707	132,898	130,418	83,704	749,519
UltraPro Financials	—	—	—	16,500	110,814	80,445	207,759
Ultra MSCI EAFE	26,000	105,384	135,963	83,345	111,654	61,416	523,762
Ultra MSCI Emerging Markets	27,016	154,408	136,015	86,797	72,361	60,489	537,086
Ultra FTSE Europe	—	47,068	82,819	116,348	95,983	52,605	394,823
Ultra MSCI Pacific ex-Japan	—	46,719	78,746	116,425	113,897	68,693	424,480
Ultra MSCI Brazil Capped	—	47,846	87,983	105,221	109,196	68,231	418,477
Ultra FTSE China 25	32,285	120,815	133,682	81,225	92,912	63,305	524,224
Ultra MSCI Japan	22,003	112,279	180,435	112,975	100,571	60,531	588,794
Ultra MSCI Mexico Capped IMI	—	46,822	77,613	117,509	113,047	68,879	423,870
Ultra 7-10 Year Treasury	—	82,505	95,221	117,900	121,313	5,378	422,317
Ultra 20+ Year Treasury	—	79,850	92,792	130,053	131,767	75,463	509,925
Ultra High Yield	—	—	46,856	80,699	134,133	102,440	364,128
Ultra Investment Grade Corporate	—	—	42,369	71,127	122,088	94,946	330,530
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 449

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Licensing and Listing Fees

A Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s). The portion of the costs related to such licensing agreements attributed to each Fund are reflected on the Statements of Operations as "Licensing Fees". The costs associated with the initial and/or ongoing listing of each Fund on an exchange and the dissemination of each Fund's Indicative Optimized Portfolio Value (IOPV) are reflected on the Statements of Operations as "Listing Fees".

8. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% of the daily mark-to-market value of the missing Deposit Securities. As of May 31, 2014, there was no collateral posted by the Authorized Participants for the benefit of the Funds.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Year Ended May 31, 2014	Year Ended May 31, 2013
High Yield-Interest Rate Hedged	$451,676	—
Investment Grade-Interest Rate Hedged	174,512	—
Short Term USD Emerging Markets Bond ETF	42,000	—
Hedge Replication ETF	5,833	$4,423
UltraPro 10 Year TIPS/TSY Spread	—	1,874
UltraPro Short 10 Year TIPS/TSY Spread	—	1,756
Short MSCI EAFE	61,733	34,366
Short MSCI Emerging Markets	122,824	36,507

450 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	For the periods ended
	Year Ended May 31, 2014	Year Ended May 31, 2013
Short FTSE China 25	$4,091	$593
UltraShort MSCI EAFE	2,383	4,075
UltraShort MSCI Emerging Markets	34,005	25,251
UltraShort FTSE Europe	9,116	67,399
UltraShort MSCI Pacific ex-Japan	262	767
UltraShort MSCI Brazil Capped	7,876	3,188
UltraShort FTSE China 25	7,631	11,424
UltraShort MSCI Japan	4,727	3,598
UltraShort MSCI Mexico Capped IMI	304	340
Short 7-10 Year Treasury	1,729	267
Short 20+ Year Treasury	42,610	22,396
Short High Yield	10,953	11,967
Short Investment Grade Corporate	1,909	530
UltraShort 3-7 Year Treasury	179	—
UltraShort 7-10 Year Treasury	15,059	20,587
UltraShort 20+ Year Treasury	395,629	677,052
UltraShort TIPS	1,297	287
UltraPro Short 20+ Year Treasury	34,054	23,402
Ultra MSCI EAFE	10,497	1,047
Ultra MSCI Emerging Markets	4,748	2,320
Ultra FTSE Europe	16,037	2,276
Ultra MSCI Pacific ex-Japan	17,863	865
Ultra MSCI Brazil Capped	1,002	1,247
Ultra FTSE China 25	2,421	2,834
Ultra MSCI Japan	25,712	10,025
Ultra MSCI Mexico Capped IMI	958	—
Ultra 7-10 Year Treasury	1,625,337	499,306
Ultra 20+ Year Treasury	8,436	11,950
Ultra High Yield	292	292
Ultra Investment Grade Corporate	3,995	585

11. Investment Transactions

For the year ended May 31, 2014, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
DJ Brookfield Global Infrastructure ETF	$78,692	—
Global Listed Private Equity ETF	1,105,752	$1,318,371
Large Cap Core Plus	150,205,765	137,845,218
S&P 500 Aristocrats ETF	13,866,217	5,513,367
High Yield-Interest Rate Hedged	139,527,258	22,271,191
Investment Grade-Interest Rate Hedged	58,375,310	6,557,268
USD Covered Bond	5,373,880	5,387,110
German Sovereign/Sub-Sovereign ETF	5,343,313	5,346,643
Short Term USD Emerging Markets Bond ETF	12,256,099	1,052,457
Hedge Replication ETF	8,253,928	9,874,853
Merger ETF	10,283,222	10,940,958

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 451

Fund	Purchases	Sales
RAFI® Long/Short	$88,240,264	$32,165,111
30 Year TIPS/TSY Spread	3,168,800	3,030,405
Short 30 Year TIPS/TSY Spread	3,506,702	3,747,739
UltraPro 10 Year TIPS/TSY Spread	2,611,125	2,609,819
UltraPro Short 10 Year TIPS/TSY Spread	2,483,440	1,813,814
Ultra Russell3000	13,280,682	457,490
Ultra S&P500®	1,368,467,180	64,307,462
Ultra QQQ®	331,636,956	35,940,670
Ultra Dow30SM	91,509,169	25,869,840
Ultra MidCap400	1,635,537,028	1,711,122,384
Ultra Russell2000	2,246,610,226	1,489,953,837
Ultra SmallCap600	37,528,171	2,017,215
UltraPro S&P500®	969,216,193	113,885,545
UltraPro QQQ®	362,033,345	29,489,931
UltraPro Dow30SM	115,351,743	4,435,639
UltraPro MidCap400	41,627,550	2,648,992
UltraPro Russell2000	324,850,498	56,228,889
Ultra Russell1000 Value	4,128,457	569,148
Ultra Russell1000 Growth	10,097,307	1,622,954
Ultra Russell MidCap Value	35,036,796	1,172,399
Ultra Russell MidCap Growth	7,133,884	1,680,474
Ultra Russell2000 Value	5,407,892	1,987,310
Ultra Russell2000 Growth	36,010,113	2,948,227
Ultra Basic Materials	158,993,918	66,920,968
Ultra Nasdaq Biotechnology	125,709,083	47,770,313
Ultra Consumer Goods	27,127,368	761,880
Ultra Consumer Services	29,414,741	558,890
Ultra Financials	263,112,320	19,312,025
Ultra Health Care	77,449,548	4,446,601
Ultra Industrials	38,307,444	5,762,879
Ultra Oil & Gas	111,175,256	28,607,924
Ultra Real Estate	456,395,807	196,166,492
Ultra KBW Regional Banking	8,095,081	2,940,139
Ultra Semiconductors	15,983,164	6,724,255
Ultra Technology	79,360,525	38,405,616
Ultra Telecommunications	9,756,083	2,458,499
Ultra Utilities	3,811,949	632,768
UltraPro Financials	5,310,287	2,805,531
Ultra 7-10 Year Treasury	4,146,560,939	2,751,873,031
Ultra 20+ Year Treasury	16,538,872	12,207,379
Ultra High Yield	1,329,284	191,922
Ultra Investment Grade Corporate	—	10,108,422

452 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

12. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2014, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Global Listed Private Equity ETF	$4,220,378	$483,467
Large Cap Core Plus	8,349,832	2,071,283
S&P 500 Aristocrats ETF	2,111,594	116,039
German Sovereign/Sub-Sovereign ETF	4,216,923	210,259
Merger ETF	1,898,673	43,436
RAFI® Long/Short	48,044,456	8,532,218
Ultra Russell3000	13,987,036	670,646
Ultra S&P500®	3,362,946,882	203,330,579
Ultra QQQ®	542,663,545	73,059,995
Ultra Dow30SM	54,993,257	8,897,415
Ultra MidCap400	238,591,356	7,361,832
Ultra Russell2000	976,149,968	99,108,772
Ultra SmallCap600	32,013,921	3,981,671
UltraPro S&P500®	937,704,771	46,639,949
UltraPro QQQ®	580,316,379	41,316,097
UltraPro Dow30SM	138,582,114	9,568,894
UltraPro MidCap400	37,901,185	2,487,367
UltraPro Russell2000	292,479,042	17,084,588
Ultra Russell1000 Value	4,736,147	1,109,801
Ultra Russell1000 Growth	6,472,922	2,426,403
Ultra Russell MidCap Value	34,821,860	754,792
Ultra Russell2000 Value	3,241,065	627,356
Ultra Russell2000 Growth	33,040,834	2,608,391
Ultra Basic Materials	103,307,080	1,621,053
Ultra Nasdaq Biotechnology	215,533,107	47,016,577
Ultra Consumer Goods	31,156,897	2,255,469
Ultra Consumer Services	32,792,399	3,301,483
Ultra Financials	229,712,567	59,660,515
Ultra Health Care	81,212,605	17,675,527
Ultra Industrials	30,816,975	3,242,179
Ultra Oil & Gas	98,614,526	8,704,770
Ultra Real Estate	405,189,764	20,201,178
Ultra KBW Regional Banking	19,243,955	1,202,870
Ultra Semiconductors	14,793,809	2,675,073
Ultra Technology	41,108,371	7,768,068
Ultra Telecommunications	5,972,692	567,734
Ultra Utilities	14,557,164	(150,746)
UltraPro Financials	3,091,616	443,284
Ultra 7-10 Year Treasury	944,391,025	1,684,969
Ultra High Yield	10,285,696	10,101

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 453

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2014, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
DJ Brookfield Global Infrastructure ETF	$3,871,052
Global Listed Private Equity ETF	4,243,210
Large Cap Core Plus	115,626,422
S&P 500 Aristocrats ETF	170,679,601
Investment Grade-Interest Rate Hedged	22,927,819
German Sovereign/Sub-Sovereign ETF	4,226,930
RAFI® Long/Short	10,286,239
Ultra S&P500®	2,379,259,810
Ultra QQQ®	422,450,437
Ultra Dow30SM	76,588,737
Ultra MidCap400	459,234,954
Ultra Russell2000	409,353,164
UltraPro S&P500®	194,671,759
UltraPro QQQ®	429,421,564
UltraPro Dow30SM	64,218,097
UltraPro MidCap400	16,256,529
UltraPro Russell2000	65,131,263
Ultra Russell2000 Value	3,264,409
Ultra Basic Materials	12,734,372
Ultra Nasdaq Biotechnology	300,464,311
Ultra Consumer Goods	5,844,582
Ultra Financials	47,004,983
Ultra Health Care	23,214,531
Ultra Industrials	7,646,740
Ultra Oil & Gas	27,832,153
Ultra Real Estate	65,095,794
Ultra KBW Regional Banking	23,096,416
Ultra Technology	15,498,063
Ultra Utilities	28,216,474
UltraPro Financials	16,066,003
Ultra 7-10 Year Treasury	117,288,362
Ultra High Yield	10,275,596
Ultra Investment Grade Corporate	10,560,829

13. Share Splits and Reverse Share Splits

Effective January 24, 2014, the ProShares Ultra MidCap400, ProShares UltraPro QQQ®, ProShares Ultra Nasdaq Biotechnology and ProShares UltraPro Financials Funds underwent a 2-for-1 share split, and the ProShares Short SmallCap600, ProShares UltraShort QQQ®, ProShares UltraShort MidCap400, ProShares UltraShort Russell2000, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraPro Short Russell2000, ProShares UltraShort Russell2000 Value, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Industrials, ProShares UltraShort FTSE Europe, ProShares UltraShort FTSE China 25 and ProShares UltraShort MSCI Japan Funds underwent a 1-for-4 reverse share split.

Effective June 10, 2013, the ProShares Ultra Russell3000, ProShares UltraPro S&P500®, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services and ProShares Ultra Health Care Funds underwent a 2-for-1 share split, and the ProShares UltraShort Russell1000 Value, ProShares UltraShort Oil & Gas, ProShares UltraPro Short Financials, ProShares UltraShort MSCI EAFE and ProShares UltraPro Short 20+ Year Treasury Funds underwent a 1-for-4 reverse share split.

Effective October 5, 2012, the ProShares UltraShort S&P500®, ProShares UltraPro Short Dow30SM, ProShares UltraShort Basic Materials, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Consumer Goods, ProShares UltraShort Health Care, ProShares UltraShort 20+ Year Treasury and ProShares Ultra MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares Ultra Nasdaq Biotechnology Fund underwent a 2-for-1 share split.

454 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Effective May 11, 2012, the ProShares UltraShort Dow30SM, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Consumer Services and ProShares UltraShort MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Russell3000, ProShares UltraPro Short S&P500® and ProShares UltraPro Short Russell2000 Funds underwent a 1-for-5 reverse share split. The ProShares Ultra QQQ®, ProShares UltraPro QQQ®, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury Funds underwent a 2-for-1 share split, and the ProShares UltraPro Dow30SM Fund underwent a 3-for-1 share split.

Effective October 13, 2011, the ProShares UltraShort Real Estate and ProShares UltraShort Utilities Funds underwent a 1-for-3 reverse share split.

Effective February 25, 2011, the ProShares UltraShort QQQ®, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Semiconductors, ProShares UltraShort Telecommunications and ProShares UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraShort Russell2000, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort Technology, ProShares UltraShort FTSE Europe and ProShares UltraShort MSCI Mexico Capped IMI Funds underwent a 1-for-4 reverse share split. The ProShares UltraPro QQQ®, ProShares UltraPro MidCap400 and ProShares UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the ProShares UltraPro S&P500® Fund underwent a 3-for-1 share split.

Effective April 15, 2010, the ProShares UltraShort Basic Materials, ProShares UltraShort Oil & Gas, ProShares UltraShort Real Estate, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort FTSE China 25 and ProShares Ultra Real Estate Funds underwent a 1-for-5 reverse share split, and the ProShares Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), which may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. Investing in derivatives may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference assets 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 455

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there is no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At May 31, 2014, the ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares Short KBW Regional Banking, ProShares Ultra Russell3000, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares Ultra Russell1000 Value, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell2000 Growth, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Services, ProShares Ultra Health Care, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Telecommunications, ProShares UltraPro Financials, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil Capped, Ultra MSCI Japan, Ultra MSCI Mexico Capped IMI and Ultra High Yield Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

456 :: MAY 31, 2014 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

•  Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Credit Suisse 30-Year Inflation Breakeven Index. The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2014 :: 457

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following one hundred twenty-four funds included in the ProShares Trust:

DJ Brookfield Global Infrastructure ETF
Global Listed Private Equity ETF
Large Cap Core Plus
S&P 500 Aristocrats ETF
High Yield-Interest Rate Hedged
Investment Grade-Interest Rate Hedged
USD Covered Bond
German Sovereign/Sub-Sovereign ETF
Short Term USD Emerging Markets Bond ETF
Hedge Replication ETF
Merger ETF
RAFI Long/Short
30 Year TIPS/TSY Spread
Short 30 Year TIPS/TSY Spread
UltraPro 10 Year TIPS/TSY Spread
UltraPro Short 10 Year TIPS/TSY Spread
Short S&P500
Short QQQ
Short Dow30
Short MidCap400
Short Russell2000
Short SmallCap600
UltraShort Russell3000
UltraShort S&P500
UltraShort QQQ
UltraShort Dow30
UltraShort MidCap400
UltraShort Russell2000
UltraShort SmallCap600
UltraPro Short S&P500
UltraPro Short QQQ
UltraPro Short Dow30
UltraPro Short MidCap400
UltraPro Short Russell2000
UltraShort Russell1000 Value
UltraShort Russell1000 Growth
UltraShort Russell MidCap Value
UltraShort Russell MidCap Growth
UltraShort Russell2000 Value
UltraShort Russell2000 Growth
Short Basic Materials
Short Financials
Short Oil & Gas
Short Real Estate
Short KBW Regional Banking
UltraShort Basic Materials
UltraShort Nasdaq Biotechnology
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Health Care
UltraShort Industrials
UltraShort Oil & Gas
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Telecommunications
UltraShort Utilities
UltraPro Short Financials
Short MSCI EAFE
Short MSCI Emerging Markets
Short FTSE China 25
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort FTSE Europe
UltraShort MSCI Pacific ex-Japan
UltraShort MSCI Brazil Capped
UltraShort FTSE China 25
UltraShort MSCI Japan
UltraShort MSCI Mexico Capped IMI
Short 7-10 Year Treasury
Short 20+ Year Treasury
Short High Yield
Short Investment Grade Corporate
UltraShort 3-7 Year Treasury
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort TIPS
UltraPro Short 20+ Year Treasury
Ultra Russell3000
Ultra S&P500
Ultra QQQ
Ultra Dow30
Ultra MidCap400
Ultra Russell2000
Ultra SmallCap600
UltraPro S&P500
UltraPro QQQ
UItraPro Dow30
UltraPro MidCap400
UltraPro Russell2000
Ultra Russell1000 Value
Ultra Russell1000 Growth
Ultra Russell MidCap Value
Ultra Russell MidCap Growth
Ultra Russell2000 Value
Ultra Russell2000 Growth
Ultra Basic Materials
Ultra Nasdaq Biotechnology
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Health Care
Ultra Industrials
Ultra Oil & Gas
Ultra Real Estate
Ultra KBW Regional Banking
Ultra Semiconductors
Ultra Technology
Ultra Telecommunications
Ultra Utilities
UltraPro Financials
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra FTSE Europe
Ultra MSCI Pacific ex-Japan
Ultra MSCI Brazil Capped
Ultra FTSE China 25
Ultra MSCI Japan
Ultra MSCI Mexico Capped IMI
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Ultra High Yield
Ultra Investment Grade Corporate

(collectively, the "Funds") at May 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, MD
July 29, 2014

458 :: REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PROSHARES TRUST

At a meeting held on March 12, 2013, the Board of Trustees (the "Board), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the investment advisory agreement between ProShare Advisors, LLC (the "Advisor") and the Trust, on behalf of ProShares DJ Brookfield Global Infrastructure ETF (the "Advisory Agreement"), a new Fund covered by the period of this Report (the "New Fund"). In determining whether to approve the Advisory Agreement on behalf of the New Fund, the Board reviewed information provided by the Advisor that the Board and the Advisor, respectively, believed was reasonably necessary to evaluate the Advisory Agreement.

The Board reviewed the nature of the investment advisory services to be provided to the New Fund by the Advisor. The Board focused on the overall background and quality of the Advisor's personnel, and the systems and processes required to effectively manage the New Fund in accordance with its investment objective and regulatory requirements. The Board noted the nature of, and the advisory skills needed to manage, the New Fund. Specifically, the Board considered the Advisor's expertise in trading in equity securities of foreign companies, including the processing of create/redeem orders. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the New Fund.

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same peer categories as the New Fund. The Board noted the proposed Management Services Agreement with the Advisor, and considered that the New Fund was proposed to have, on a per annum basis, an advisory fee of 0.45%, a 0.10% management services fee and an expense cap of 0.45%. The Board noted that the proposed fees were more favorable than existing direct competitor ETFs, which had net total expense ratios ranging from 0.48% to 0.60%. In addition, the Board considered the proposed fee waiver and/or expense reimbursement arrangement for the New Fund. Based on its review, the Board concluded that the investment advisory fees payable by the New Fund to the Advisor were reasonable in relation to the services provided.

Based upon its conclusions above and further evaluation of the Advisory Agreement in executive session, the Board, including the Independent Trustees, determined that the Advisory Agreement was fair and reasonable and in the best interest of its shareholders and should be approved.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 459

Federal Tax Information

Pursuant to Section 853 of the Internal Revenue Code, the ProShares Global Listed Private Equity ETF elects to pass through to shareholders the income tax credit for taxes paid to foreign countries. For the tax year ended October 31, 2013, the foreign tax credit for the Fund was $4,502.

The Fund has derived net income from sources within foreign countries. For the tax year ended October 31, 2013, the foreign source income for the Fund was $60,051.

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.ProShares.com.

460 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProShares (124) ProFunds (112) Access One Trust (3)	Key Energy Services
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; November 2005 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProShares (124) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.
Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; November 2005 to present

Linden Lane Advisors LLC (Real Estate Development): Principal (2010 to present); Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProShares (124) ProFunds (112) Access One Trust (3)
Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; 2002 to present

Chairman and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and ProShare Capital Management LLC: Managing Partner (June 2008 to present)

ProShares (124) ProFunds (112) Access One Trust (3)

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

PROSHARES TRUST TRUSTEES AND EXECUTIVE OFFICERS OF PROSHARES TRUST (UNAUDITED) :: 461

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)
Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present

Business Head – Treasurer Services, Foreside Management Services, LLC, formerly serving as Director (December 2008 to present); Vice President/Assistant Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (June 2000 to December 2008)

Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present	Counsel and Chief Compliance Officer of the Advisor (December 2004 to present) and ProFund Advisors LLC (October 2002 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)
Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

462 :: TRUSTEES AND EXECUTIVE OFFICERS OF PROSHARES TRUST (UNAUDITED) PROSHARES TRUST

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ProShares ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit ProShares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," "S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," "Standard & Poor's 500®," and "S&P Merger Arbitrage" are trademarks of Standard & Poor's Financial Services LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," "Dow Jones Select Sector Indexes," "Credit Suisse 30-Year Inflation Breakeven Index" and "Credit Suisse 10-Year Inflation Breakeven Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"), and Credit Suisse Securities (USA) LLC, as the case may be. The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index," "Russell Midcap® Value Index" and "Russell®" are trademarks of Russell Investment Group. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays" and "Barclays Inc." are trademarks of Barclays Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model® — Exchange Series," "Merrill Lynch Factor Model,®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" and "Solactive® Diversified USD Covered Bond IndexTM" are trademarks of Solactive® or its affiliates. Please see additional disclosures regarding Solactive® in the prospectus. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. All have been licensed for use by ProShares. "Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2014 ProShare Advisors LLC. All rights reserved.   PSAN0514

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                             Audit Fees

For the fiscal year ended May 31, 2014, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,640,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2013, PwC billed the Funds aggregate fees of $1,590,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                 Audit Related Fees

For the fiscal year ended May 31, 2014, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2013, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)                                  Tax Fees

For the fiscal year ended May 31, 2014, PwC billed the Funds aggregate fees of $580,450 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2013, PwC billed the Funds aggregate fees of $563,900 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                             All Other Fees

For the fiscal year ended May 31, 2014, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2013, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)                  The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   For the fiscal years ended May 31, 2014 and May 31, 2013, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)                                   No disclosures are required for this Item 4(f).

(g)                                  For the fiscal year ended May 31, 2014, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2013, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Advisor.

(h)                                 The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)                                 Schedule I — Investments in Securities of Unaffiliated Issuers.

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: May 31, 2014

Large Cap Core Plus

Shares		Value
	Common Stocks (a) — 97.0%
	Consumer Discretionary — 13.2%

4,716	Amazon.com, Inc.*	$1,473,986
16,494	AutoNation, Inc.*	942,962
1,571	AutoZone, Inc.*	836,558
18,371	Best Buy Co., Inc.	508,142
46,129	Cablevision Systems Corp., Class A	813,254
25,921	Carnival Corp.	1,037,618
12,289	Coach, Inc.	500,285
24,247	Comcast Corp., Class A	1,265,693
6,505	Darden Restaurants, Inc.	326,031
1,546	DIRECTV*	127,452
14,934	Discovery Communications, Inc., Class A*	1,149,321
3,543	Dollar General Corp.*	190,543
15,613	Dollar Tree, Inc.*	827,957
1,585	Expedia, Inc.	116,181
69,485	Ford Motor Co.	1,142,333
6,814	Fossil Group, Inc.*	713,835
8,609	GameStop Corp., Class A	325,851
8,503	Gap, Inc. (The)	350,579
39,232	General Motors Co.	1,356,643
10,952	Genuine Parts Co.	945,486
33,809	Goodyear Tire & Rubber Co. (The)	891,543
26,492	H&R Block, Inc.	788,932
2,915	Harman International Industries, Inc.	306,162
28,806	Home Depot, Inc. (The)	2,311,105
9,842	Kohl’s Corp.	535,798
19,570	L Brands, Inc.	1,123,122
28,085	Leggett & Platt, Inc.	952,643
12,059	Macy’s, Inc.	722,214
17,941	Marriott International, Inc., Class A	1,105,524
4,849	McDonald’s Corp.	491,834
11,831	Michael Kors Holdings Ltd.*	1,116,610
2,508	Mohawk Industries, Inc.*	340,235
3,216	Netflix, Inc.*	1,343,741
7,370	NIKE, Inc., Class B	566,827
15,000	PetSmart, Inc.	862,050
1,352	Priceline Group, Inc. (The)*	1,728,708
48,318	PulteGroup, Inc.	945,100
4,998	Ralph Lauren Corp.	767,093
9,860	Ross Stores, Inc.	674,917
1,468	Scripps Networks Interactive, Inc., Class A	112,243
32,006	Staples, Inc.	360,068
12,867	Starwood Hotels & Resorts Worldwide, Inc.	1,027,430
11,401	Time Warner, Inc.	796,132
14,260	Tractor Supply Co.	927,185
9,227	Twenty-First Century Fox, Inc., Class A	326,728
1,501	Viacom, Inc., Class B	128,080
11,019	Walt Disney Co. (The)	925,706
6,744	Whirlpool Corp.	968,101
13,201	Wyndham Worldwide Corp.	975,950
2,824	Wynn Resorts Ltd.	607,075
		39,679,566
	Consumer Staples — 7.2%

4,193	Altria Group, Inc.	174,261
27,861	Archer-Daniels-Midland Co.	1,252,073
2,710	Clorox Co. (The)	242,870
28,108	Coca-Cola Co. (The)	1,149,898
33,866	ConAgra Foods, Inc.	1,093,872
13,240	Constellation Brands, Inc., Class A*	1,113,881
2,484	Costco Wholesale Corp.	288,194
9,396	CVS Caremark Corp.	735,895
18,009	Dr. Pepper Snapple Group, Inc.	1,039,119
3,949	Estee Lauder Cos., Inc. (The), Class A	302,572
3,378	Hershey Co. (The)	328,814
19,917	Hormel Foods Corp.	980,116
1,954	Kellogg Co.	134,787
1,187	Keurig Green Mountain, Inc.	133,870
10,959	Kimberly-Clark Corp.	1,231,244
25,620	Kroger Co. (The)	1,223,099
16,122	Lorillard, Inc.	1,002,305
13,695	Molson Coors Brewing Co., Class B	900,172
28,977	PepsiCo, Inc.	2,559,538
10,509	Philip Morris International, Inc.	930,467
24,758	Procter & Gamble Co. (The)	2,000,199
25,247	Safeway, Inc.	866,982
3,142	Sysco Corp.	117,919
25,810	Tyson Foods, Inc., Class A	1,095,893
10,519	Wal-Mart Stores, Inc.	807,544
		21,705,584
	Energy — 9.5%

15,599	Baker Hughes, Inc.	1,100,041
27,703	Cabot Oil & Gas Corp.	1,003,957
36,157	Chesapeake Energy Corp.	1,038,429
18,005	Chevron Corp.	2,210,834
27,214	ConocoPhillips	2,175,487
20,898	CONSOL Energy, Inc.	923,065
8,313	Devon Energy Corp.	614,331
14,450	Diamond Offshore Drilling, Inc.	737,817
20,036	Ensco PLC, Class A	1,055,096
8,744	EOG Resources, Inc.	925,115
10,017	EQT Corp.	1,070,617
47,957	Exxon Mobil Corp.	4,821,117
5,723	Helmerich & Payne, Inc.	629,244
1,567	Hess Corp.	143,067
32,788	Kinder Morgan, Inc.	1,094,791
16,997	Marathon Oil Corp.	623,110
11,559	Murphy Oil Corp.	712,844
10,913	Nabors Industries Ltd.	286,248
5,019	Newfield Exploration Co.*	183,093
31,759	Noble Corp. PLC	999,138
1,450	Occidental Petroleum Corp.	144,551
16,254	ONEOK, Inc.	1,048,220
1,377	Phillips 66	116,756
17,634	QEP Resources, Inc.	563,230
1,258	Range Resources Corp.	116,931
29,429	Rowan Cos. PLC, Class A	911,122
8,694	Schlumberger Ltd.	904,524
16,619	Southwestern Energy Co.*	755,666
11,847	Tesoro Corp.	665,801
14,495	Valero Energy Corp.	812,445
		28,386,687
	Financials — 18.5%

10,818	ACE Ltd.	1,121,935
19,581	Aflac, Inc.	1,198,945
20,959	Allstate Corp. (The)	1,221,071
2,565	American Express Co.	234,697
2,642	American International Group, Inc.	142,853
9,698	Ameriprise Financial, Inc.	1,092,092
10,386	Aon PLC	934,117
29,426	Apartment Investment & Management Co., Class A (REIT)	926,330
14,125	Assurant, Inc.	957,816

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
188,309	Bank of America Corp.	$2,850,998
30,279	Berkshire Hathaway, Inc., Class B*	3,886,007
4,256	BlackRock, Inc.	1,297,654
9,367	Boston Properties, Inc. (REIT)	1,130,410
32,023	CBRE Group, Inc., Class A*	955,566
54,185	Citigroup, Inc.	2,577,580
16,501	CME Group, Inc.	1,188,072
15,622	Crown Castle International Corp. (REIT)	1,198,676
20,212	E*TRADE Financial Corp.*	411,718
49,182	Fifth Third Bancorp	1,017,576
19,747	Franklin Resources, Inc.	1,090,232
54,506	Genworth Financial, Inc., Class A*	926,057
26,573	HCP, Inc. (REIT)	1,109,423
50,799	Host Hotels & Resorts, Inc. (REIT)	1,121,134
13,714	Invesco Ltd.	503,304
34,513	JPMorgan Chase & Co.	1,917,887
75,843	KeyCorp	1,038,291
34,933	Kimco Realty Corp. (REIT)	800,664
22,859	Loews Corp.	985,909
5,801	M&T Bank Corp.	704,067
15,205	Macerich Co. (The) (REIT)	1,004,138
24,187	Marsh & McLennan Cos., Inc.	1,215,880
1,439	McGraw Hill Financial, Inc.	117,667
6,010	MetLife, Inc.	306,089
47,776	Morgan Stanley	1,474,367
25,252	NASDAQ OMX Group, Inc. (The)	957,051
48,022	Navient Corp.*	758,748
16,328	Plum Creek Timber Co., Inc. (REIT)	736,393
17,145	PNC Financial Services Group, Inc. (The)	1,461,954
16,610	Principal Financial Group, Inc.	776,850
36,953	Progressive Corp. (The)	924,934
6,939	Public Storage (REIT)	1,196,145
97,884	Regions Financial Corp.	997,438
4,462	Simon Property Group, Inc. (REIT)	742,745
14,139	T. Rowe Price Group, Inc.	1,152,753
7,291	Torchmark Corp.	590,061
2,704	U.S. Bancorp/MN	114,082
26,751	Unum Group	907,126
16,730	Ventas, Inc. (REIT)	1,117,564
2,231	Washington Prime Group, Inc. (REIT)*	44,375
44,830	Wells Fargo & Co.	2,276,467
34,780	Weyerhaeuser Co. (REIT)	1,092,788
28,181	XL Group PLC	914,755
		55,421,451
	Health Care — 10.2%

7,548	Abbott Laboratories	301,996
15,651	AbbVie, Inc.	850,319
16,550	Aetna, Inc.	1,283,453
2,406	Alexion Pharmaceuticals, Inc.*	400,166
2,565	Allergan, Inc.	429,535
16,547	AmerisourceBergen Corp.	1,210,909
5,157	Amgen, Inc.	598,160
16,071	Baxter International, Inc.	1,195,843
9,722	Becton, Dickinson and Co.	1,144,279
2,742	Biogen Idec, Inc.*	875,713
5,668	Bristol-Myers Squibb Co.	281,926
6,840	C.R. Bard, Inc.	1,011,704
16,780	Cardinal Health, Inc.	1,185,171
5,025	Celgene Corp.*	768,976
14,686	DaVita HealthCare Partners, Inc.*	1,036,685
16,299	DENTSPLY International, Inc.	770,780
3,816	Edwards Lifesciences Corp.*	309,859
26,375	Eli Lilly & Co.	1,578,808
11,659	Forest Laboratories, Inc.*	1,105,040
24,918	Gilead Sciences, Inc.*	2,023,591
9,359	Humana, Inc.	1,164,821
28,281	Johnson & Johnson	2,869,390
4,588	McKesson Corp.	870,068
22,744	Merck & Co., Inc.	1,315,968
21,676	PerkinElmer, Inc.	974,770
68,060	Pfizer, Inc.	2,016,618
1,664	Regeneron Pharmaceuticals, Inc.*	510,781
17,694	Tenet Healthcare Corp.*	831,618
2,727	UnitedHealth Group, Inc.	217,151
3,823	Varian Medical Systems, Inc.*	315,206
2,396	Vertex Pharmaceuticals, Inc.*	173,135
9,914	WellPoint, Inc.	1,074,281
		30,696,720
	Industrials — 11.3%

2,026	3M Co.	288,806
19,700	AMETEK, Inc.	1,045,676
2,926	Boeing Co. (The)	395,742
14,034	C.H. Robinson Worldwide, Inc.	840,075
5,287	Caterpillar, Inc.	540,490
15,507	Cintas Corp.	963,295
24,884	CSX Corp.	731,590
14,019	Deere & Co.	1,278,112
24,328	Delta Air Lines, Inc.	970,930
9,748	Dover Corp.	849,831
4,649	Dun & Bradstreet Corp. (The)	480,009
7,917	Eaton Corp. PLC	583,404
8,767	Emerson Electric Co.	585,022
9,444	Equifax, Inc.	668,541
12,202	Fluor Corp.	916,126
98,076	General Electric Co.	2,627,456
1,210	Honeywell International, Inc.	112,712
5,281	Ingersoll-Rand PLC	315,909
14,249	Jacobs Engineering Group, Inc.*	784,692
8,474	L-3 Communications Holdings, Inc.	1,026,795
41,284	Masco Corp.	879,349
12,820	Norfolk Southern Corp.	1,291,615
10,064	Northrop Grumman Corp.	1,223,279
12,594	PACCAR, Inc.	797,956
9,776	Pitney Bowes, Inc.	270,111
15,341	Quanta Services, Inc.*	520,827
12,336	Raytheon Co.	1,203,624
28,270	Republic Services, Inc.	1,000,758
21,141	Robert Half International, Inc.	963,818
4,102	Rockwell Automation, Inc.	496,670
7,448	Roper Industries, Inc.	1,055,233
11,300	Ryder System, Inc.	980,727
8,316	Snap-on, Inc.	975,217
43,869	Southwest Airlines Co.	1,160,335
10,526	Stanley Black & Decker, Inc.	919,972
2,134	Stericycle, Inc.*	244,066
23,294	Tyco International Ltd.	1,016,550
10,408	Union Pacific Corp.	2,074,002
1,246	United Parcel Service, Inc., Class B	129,434
3,515	United Technologies Corp.	408,513
3,745	Xylem, Inc.	139,689
		33,756,958
	Information Technology — 16.4%

12,154	Accenture PLC, Class A	989,943
6,053	Akamai Technologies, Inc.*	328,920
19,939	Analog Devices, Inc.	1,044,405

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
10,174		Apple, Inc.	$6,440,142
11,737		Broadcom Corp., Class A	374,058
33,903		CA, Inc.	972,677
62,752		Cisco Systems, Inc.	1,544,954
8,667		Citrix Systems, Inc.*	537,094
18,980		Cognizant Technology Solutions Corp., Class A*	922,618
16,980		Computer Sciences Corp.	1,067,872
12,415		eBay, Inc.*	629,813
12,650		Electronic Arts, Inc.*	444,394
1,083		F5 Networks, Inc.*	117,560
27,217		Facebook, Inc., Class A*	1,722,836
2,837		Google, Inc., Class A*	1,621,771
2,744		Google, Inc., Class C*	1,539,329
12,874		Harris Corp.	994,516
25,919		Hewlett-Packard Co.	868,286
57,770		Intel Corp.	1,578,276
8,171		International Business Machines Corp.	1,506,406
6,957		Intuit, Inc.	551,621
52,323		Jabil Circuit, Inc.	984,719
32,030		Juniper Networks, Inc.*	783,454
16,083		KLA-Tencor Corp.	1,053,758
—	#	Knowles Corp.*	14
16,483		Lam Research Corp.*	1,022,605
3,152		MasterCard, Inc., Class A	240,970
21,255		Microchip Technology, Inc.	1,011,738
46,967		Micron Technology, Inc.*	1,342,787
90,367		Microsoft Corp.	3,699,625
26,682		NetApp, Inc.	987,501
21,249		NVIDIA Corp.	403,731
26,852		Oracle Corp.	1,128,321
22,413		QUALCOMM, Inc.	1,803,126
15,993		Red Hat, Inc.*	801,569
1,820		SanDisk Corp.	175,867
15,712		Seagate Technology PLC	844,206
50,809		Symantec Corp.	1,117,290
2,536		TE Connectivity Ltd.	150,791
20,037		VeriSign, Inc.*	1,003,453
10,812		Visa, Inc., Class A	2,322,742
47,385		Western Union Co. (The)	766,215
88,493		Xerox Corp.	1,092,889
16,054		Xilinx, Inc.	753,896
			49,288,758
		Materials — 3.8%

2,159		Airgas, Inc.	229,545
20,849		Alcoa, Inc.	283,755
18,009		Avery Dennison Corp.	913,056
7,894		Bemis Co., Inc.	326,891
2,299		CF Industries Holdings, Inc.	559,370
33,188		Dow Chemical Co. (The)	1,729,759
10,923		Eastman Chemical Co.	964,064
39,299		Freeport-McMoRan Copper & Gold, Inc.	1,338,131
22,577		International Paper Co.	1,075,342
14,772		LyondellBasell Industries N.V., Class A	1,470,848
19,577		Nucor Corp.	991,183
6,831		Praxair, Inc.	903,331
6,347		United States Steel Corp.	146,235
7,327		Vulcan Materials Co.	446,727
			11,378,237
		Telecommunication Services — 1.7%

46,520		AT&T, Inc.	1,650,064
127,702		Frontier Communications Corp.	739,395
36,320		Verizon Communications, Inc.	1,814,547
103,914		Windstream Holdings, Inc.	994,457
			5,198,463
		Utilities — 5.2%

24,516		Ameren Corp.	964,705
22,721		American Electric Power Co., Inc.	1,212,165
34,972		CenterPoint Energy, Inc.	843,525
32,393		CMS Energy Corp.	963,692
13,084		DTE Energy Co.	995,954
19,458		Edison International	1,072,914
13,972		Entergy Corp.	1,053,768
25,971		Exelon Corp.	956,512
11,462		FirstEnergy Corp.	387,645
15,792		Integrys Energy Group, Inc.	915,778
24,884		PG&E Corp.	1,141,429
17,083		Pinnacle West Capital Corp.	946,740
33,592		PPL Corp.	1,178,743
18,338		SCANA Corp.	953,576
51,088		TECO Energy, Inc.	882,290
34,155		Xcel Energy, Inc.	1,050,608
			15,520,044
		Total Common Stocks (Cost $250,977,762)	291,032,468

Principal Amount
		U.S. Government & Agency Security (a) — 0.3%
		Federal Home Loan Bank
$856,602		0.00%, due 06/02/14	856,602
		Total U.S. Government & Agency Security (Cost $856,602)	856,602

		Repurchase Agreements (a)(b) — 1.0%
2,991,461		Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,991,474	2,991,461
		Total Repurchase Agreements (Cost $2,991,461)	2,991,461

		Total Investment Securities (Cost $254,825,825) — 98.3%	294,880,531
		Other assets less liabilities — 1.7%	4,972,661
		Net Assets — 100.0%	$299,853,192

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $4,954,398.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,899,243
Aggregate gross unrealized depreciation	(1,199,668)
Net unrealized appreciation	$39,699,575
Federal income tax cost of investments	$255,180,956

Swap Agreements(1)

Large Cap Core Plus had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$(2,596,541)	11/06/15	Deutsche Bank AG	0.28%	Credit Suisse 130/30 Large Cap Index (short portion)	$(1,070,637)

20,026,345	11/06/15	Deutsche Bank AG	0.22%	Credit Suisse 130/30 Large Cap Index (long portion)	1,749,859
17,429,804					679,222	$—	$(650,000)	$29,222

(86,396,080)	01/06/16	Societe Generale	0.05%	Credit Suisse 130/30 Large Cap Index (short portion)	(1,980,253)

77,642,433	11/06/15	Societe Generale	0.35%	Credit Suisse 130/30 Large Cap Index (long portion)	5,894,419
(8,753,647)					3,914,166	—	(3,914,166)	—
$8,676,157					$4,593,388

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Hedge Replication ETF

Shares		Value
	Common Stocks — 15.5%
	Consumer Discretionary — 1.8%

106	Amazon.com, Inc.*	$33,130
18	AutoNation, Inc.*	1,029
10	AutoZone, Inc.*	5,325
60	Bed Bath & Beyond, Inc.*	3,651
78	Best Buy Co., Inc.	2,158
65	BorgWarner, Inc.	4,088
61	Cablevision Systems Corp., Class A	1,075
63	CarMax, Inc.*	2,792
124	Carnival Corp.	4,964
157	CBS Corp. (Non-Voting), Class B	9,359
9	Chipotle Mexican Grill, Inc.*	4,924
79	Coach, Inc.	3,216
740	Comcast Corp., Class A	38,628
81	D.R. Horton, Inc.	1,918
37	Darden Restaurants, Inc.	1,854
79	Delphi Automotive PLC	5,456
134	DIRECTV*	11,047
63	Discovery Communications, Inc., Class A*	4,848
84	Dollar General Corp.*	4,518
59	Dollar Tree, Inc.*	3,129
29	Expedia, Inc.	2,126
27	Family Dollar Stores, Inc.	1,582
1,119	Ford Motor Co.	18,396
14	Fossil Group, Inc.*	1,467
33	GameStop Corp., Class A	1,249
65	Gannett Co., Inc.	1,806
75	Gap, Inc. (The)	3,092
35	Garmin Ltd.	2,062
370	General Motors Co.	12,795
44	Genuine Parts Co.	3,799
78	Goodyear Tire & Rubber Co. (The)	2,057
1	Graham Holdings Co., Class B	677
78	H&R Block, Inc.	2,323
62	Harley-Davidson, Inc.	4,417
19	Harman International Industries, Inc.	1,996
33	Hasbro, Inc.	1,772
400	Home Depot, Inc. (The)	32,092
70	International Game Technology	879
120	Interpublic Group of Cos., Inc. (The)	2,294
188	Johnson Controls, Inc.	9,092
57	Kohl’s Corp.	3,103
69	L Brands, Inc.	3,960
39	Leggett & Platt, Inc.	1,323
50	Lennar Corp., Class A	2,045
297	Lowe’s Cos., Inc.	13,983
105	Macy’s, Inc.	6,288
63	Marriott International, Inc., Class A	3,882
97	Mattel, Inc.	3,767
281	McDonald’s Corp.	28,502
51	Michael Kors Holdings Ltd.*	4,813
17	Mohawk Industries, Inc.*	2,306
17	Netflix, Inc.*	7,103
79	Newell Rubbermaid, Inc.	2,313
141	News Corp., Class A*	2,405
211	NIKE, Inc., Class B	16,228
41	Nordstrom, Inc.	2,790
73	Omnicom Group, Inc.	5,194
30	O’Reilly Automotive, Inc.*	4,439
29	PetSmart, Inc.	1,667
15	Priceline Group, Inc. (The)*	19,179
97	PulteGroup, Inc.	1,897
23	PVH Corp.	3,028
17	Ralph Lauren Corp.	2,609
61	Ross Stores, Inc.	4,175
31	Scripps Networks Interactive, Inc., Class A	2,370
185	Staples, Inc.	2,081
214	Starbucks Corp.	15,673
54	Starwood Hotels & Resorts Worldwide, Inc.	4,312
179	Target Corp.	10,160
31	Tiffany & Co.	3,082
79	Time Warner Cable, Inc.	11,152
253	Time Warner, Inc.	17,667
202	TJX Cos., Inc. (The)	10,999
40	Tractor Supply Co.	2,601
31	TripAdvisor, Inc.*	3,012
551	Twenty-First Century Fox, Inc., Class A	19,511
46	Under Armour, Inc., Class A*	2,336
31	Urban Outfitters, Inc.*	1,039
100	VF Corp.	6,302
113	Viacom, Inc., Class B	9,642
462	Walt Disney Co. (The)	38,813
22	Whirlpool Corp.	3,158
36	Wyndham Worldwide Corp.	2,661
23	Wynn Resorts Ltd.	4,944
126	Yum! Brands, Inc.	9,741
		581,337
	Consumer Staples — 1.5%

565	Altria Group, Inc.	23,481
187	Archer-Daniels-Midland Co.	8,404
123	Avon Products, Inc.	1,758
46	Brown-Forman Corp., Class B	4,263
51	Campbell Soup Co.	2,341
37	Clorox Co. (The)	3,316
1,075	Coca-Cola Co. (The)	43,978
67	Coca-Cola Enterprises, Inc.	3,058
248	Colgate-Palmolive Co.	16,963
119	ConAgra Foods, Inc.	3,844
47	Constellation Brands, Inc., Class A*	3,954
125	Costco Wholesale Corp.	14,502
335	CVS Caremark Corp.	26,237
56	Dr. Pepper Snapple Group, Inc.	3,231
73	Estee Lauder Cos., Inc. (The), Class A	5,593
177	General Mills, Inc.	9,723
43	Hershey Co. (The)	4,186
38	Hormel Foods Corp.	1,870
29	J.M. Smucker Co. (The)	2,975
73	Kellogg Co.	5,036
37	Keurig Green Mountain, Inc.	4,173
108	Kimberly-Clark Corp.	12,134
169	Kraft Foods Group, Inc.	10,049
147	Kroger Co. (The)	7,018
103	Lorillard, Inc.	6,404
37	McCormick & Co., Inc. (Non-Voting)	2,675
57	Mead Johnson Nutrition Co.	5,100
45	Molson Coors Brewing Co., Class B	2,958
483	Mondelez International, Inc., Class A	18,170
38	Monster Beverage Corp.*	2,636
432	PepsiCo, Inc.	38,159
450	Philip Morris International, Inc.	39,843
769	Procter & Gamble Co. (The)	62,128

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
88	Reynolds American, Inc.	$5,247
65	Safeway, Inc.	2,232
166	Sysco Corp.	6,230
76	Tyson Foods, Inc., Class A	3,227
248	Walgreen Co.	17,834
459	Wal-Mart Stores, Inc.	35,237
106	Whole Foods Market, Inc.	4,053
		474,220
	Energy — 1.6%

143	Anadarko Petroleum Corp.	14,709
112	Apache Corp.	10,441
124	Baker Hughes, Inc.	8,744
120	Cabot Oil & Gas Corp.	4,349
58	Cameron International Corp.*	3,709
144	Chesapeake Energy Corp.	4,136
542	Chevron Corp.	66,552
348	ConocoPhillips	27,819
65	CONSOL Energy, Inc.	2,871
101	Denbury Resources, Inc.	1,706
109	Devon Energy Corp.	8,055
20	Diamond Offshore Drilling, Inc.	1,021
66	Ensco PLC, Class A	3,476
155	EOG Resources, Inc.	16,399
43	EQT Corp.	4,596
1,226	Exxon Mobil Corp.	123,250
67	FMC Technologies, Inc.*	3,890
241	Halliburton Co.	15,578
31	Helmerich & Payne, Inc.	3,408
78	Hess Corp.	7,121
190	Kinder Morgan, Inc.	6,344
198	Marathon Oil Corp.	7,259
84	Marathon Petroleum Corp.	7,509
49	Murphy Oil Corp.	3,022
74	Nabors Industries Ltd.	1,941
122	National Oilwell Varco, Inc.	9,988
39	Newfield Exploration Co.*	1,423
72	Noble Corp. PLC	2,265
102	Noble Energy, Inc.	7,351
225	Occidental Petroleum Corp.	22,430
59	ONEOK, Inc.	3,805
77	Peabody Energy Corp.	1,244
167	Phillips 66	14,160
41	Pioneer Natural Resources Co.	8,617
51	QEP Resources, Inc.	1,629
46	Range Resources Corp.	4,276
35	Rowan Cos. PLC, Class A	1,084
371	Schlumberger Ltd.	38,599
100	Southwestern Energy Co.*	4,547
190	Spectra Energy Corp.	7,710
37	Tesoro Corp.	2,079
96	Transocean Ltd.	4,079
151	Valero Energy Corp.	8,463
194	Williams Cos., Inc. (The)	9,110
		510,764
	Financials — 2.5%

96	ACE Ltd.	9,956
129	Aflac, Inc.	7,899
127	Allstate Corp. (The)	7,399
259	American Express Co.	23,698
415	American International Group, Inc.	22,439
112	American Tower Corp. (REIT)	10,039
54	Ameriprise Financial, Inc.	6,081
85	Aon PLC	7,645
41	Apartment Investment & Management Co., Class A (REIT)	1,291
20	Assurant, Inc.	1,356
35	AvalonBay Communities, Inc. (REIT)	4,964
2,999	Bank of America Corp.	45,405
322	Bank of New York Mellon Corp. (The)	11,128
202	BB&T Corp.	7,660
511	Berkshire Hathaway, Inc., Class B*	65,582
36	BlackRock, Inc.	10,976
43	Boston Properties, Inc. (REIT)	5,189
163	Capital One Financial Corp.	12,859
79	CBRE Group, Inc., Class A*	2,357
332	Charles Schwab Corp. (The)	8,370
70	Chubb Corp. (The)	6,486
42	Cincinnati Financial Corp.	2,059
862	Citigroup, Inc.	41,005
90	CME Group, Inc.	6,480
52	Comerica, Inc.	2,494
95	Crown Castle International Corp. (REIT)	7,289
134	Discover Financial Services	7,923
82	E*TRADE Financial Corp.*	1,670
95	Equity Residential (REIT)	5,871
17	Essex Property Trust, Inc. (REIT)	3,076
242	Fifth Third Bancorp	5,007
115	Franklin Resources, Inc.	6,349
148	General Growth Properties, Inc. (REIT)	3,527
141	Genworth Financial, Inc., Class A*	2,396
119	Goldman Sachs Group, Inc. (The)	19,017
127	Hartford Financial Services Group, Inc. (The)	4,401
130	HCP, Inc. (REIT)	5,428
82	Health Care REIT, Inc. (REIT)	5,185
215	Host Hotels & Resorts, Inc. (REIT)	4,745
135	Hudson City Bancorp, Inc.	1,319
236	Huntington Bancshares, Inc./OH	2,188
33	IntercontinentalExchange Group, Inc.	6,481
123	Invesco Ltd.	4,514
1,074	JPMorgan Chase & Co.	59,682
252	KeyCorp	3,450
116	Kimco Realty Corp. (REIT)	2,659
30	Legg Mason, Inc.	1,465
89	Leucadia National Corp.	2,283
75	Lincoln National Corp.	3,597
87	Loews Corp.	3,752
37	M&T Bank Corp.	4,491
40	Macerich Co. (The) (REIT)	2,642
156	Marsh & McLennan Cos., Inc.	7,842
77	McGraw Hill Financial, Inc.	6,296
319	MetLife, Inc.	16,247
53	Moody’s Corp.	4,534
398	Morgan Stanley	12,282
33	NASDAQ OMX Group, Inc. (The)	1,251
122	Navient Corp.*	1,928
63	Northern Trust Corp.	3,805
88	People’s United Financial, Inc.	1,265
50	Plum Creek Timber Co., Inc. (REIT)	2,255
152	PNC Financial Services Group, Inc. (The)	12,961
78	Principal Financial Group, Inc.	3,648
155	Progressive Corp. (The)	3,880

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
142	Prologis, Inc. (REIT)	$5,894
131	Prudential Financial, Inc.	10,763
41	Public Storage (REIT)	7,068
403	Regions Financial Corp.	4,107
89	Simon Property Group, Inc. (REIT)	14,815
122	State Street Corp.	7,963
152	SunTrust Banks, Inc.	5,825
74	T. Rowe Price Group, Inc.	6,033
25	Torchmark Corp.	2,023
100	Travelers Cos., Inc. (The)	9,345
517	U.S. Bancorp/MN	21,812
74	Unum Group	2,509
83	Ventas, Inc. (REIT)	5,544
49	Vornado Realty Trust (REIT)	5,247
1,359	Wells Fargo & Co.	69,010
166	Weyerhaeuser Co. (REIT)	5,216
78	XL Group PLC	2,532
52	Zions Bancorp.	1,487
		776,611
	Health Care — 2.1%

438	Abbott Laboratories	17,524
451	AbbVie, Inc.	24,503
49	Actavis PLC*	10,365
103	Aetna, Inc.	7,988
95	Agilent Technologies, Inc.	5,409
56	Alexion Pharmaceuticals, Inc.*	9,314
85	Allergan, Inc.	14,234
65	AmerisourceBergen Corp.	4,757
214	Amgen, Inc.	24,822
154	Baxter International, Inc.	11,459
55	Becton, Dickinson and Co.	6,473
67	Biogen Idec, Inc.*	21,398
376	Boston Scientific Corp.*	4,824
466	Bristol-Myers Squibb Co.	23,179
22	C.R. Bard, Inc.	3,254
97	Cardinal Health, Inc.	6,851
59	CareFusion Corp.*	2,533
115	Celgene Corp.*	17,598
84	Cerner Corp.*	4,540
78	Cigna Corp.	7,003
128	Covidien PLC	9,358
50	DaVita HealthCare Partners, Inc.*	3,530
40	DENTSPLY International, Inc.	1,892
30	Edwards Lifesciences Corp.*	2,436
280	Eli Lilly & Co.	16,761
220	Express Scripts Holding Co.*	15,723
68	Forest Laboratories, Inc.*	6,445
436	Gilead Sciences, Inc.*	35,408
47	Hospira, Inc.*	2,311
44	Humana, Inc.	5,476
11	Intuitive Surgical, Inc.*	4,067
803	Johnson & Johnson	81,472
24	Laboratory Corp. of America Holdings*	2,462
65	McKesson Corp.	12,327
284	Medtronic, Inc.	17,333
834	Merck & Co., Inc.	48,255
106	Mylan, Inc.*	5,283
23	Patterson Cos., Inc.	901
32	PerkinElmer, Inc.	1,439
38	Perrigo Co. PLC	5,252
1,811	Pfizer, Inc.	53,660
41	Quest Diagnostics, Inc.	2,455
22	Regeneron Pharmaceuticals, Inc.*	6,753
81	St. Jude Medical, Inc.	5,257
84	Stryker Corp.	7,097
28	Tenet Healthcare Corp.*	1,316
111	Thermo Fisher Scientific, Inc.	12,977
281	UnitedHealth Group, Inc.	22,376
29	Varian Medical Systems, Inc.*	2,391
67	Vertex Pharmaceuticals, Inc.*	4,841
24	Waters Corp.*	2,404
80	WellPoint, Inc.	8,669
48	Zimmer Holdings, Inc.	5,009
142	Zoetis, Inc.	4,359
		645,723
	Industrials — 1.7%

179	3M Co.	25,516
52	ADT Corp. (The)	1,674
25	Allegion PLC	1,310
70	AMETEK, Inc.	3,716
194	Boeing Co. (The)	26,238
42	C.H. Robinson Worldwide, Inc.	2,514
181	Caterpillar, Inc.	18,504
29	Cintas Corp.	1,801
286	CSX Corp.	8,408
49	Cummins, Inc.	7,493
170	Danaher Corp.	13,333
105	Deere & Co.	9,573
241	Delta Air Lines, Inc.	9,618
48	Dover Corp.	4,185
11	Dun & Bradstreet Corp. (The)	1,136
135	Eaton Corp. PLC	9,948
199	Emerson Electric Co.	13,279
35	Equifax, Inc.	2,478
57	Expeditors International of Washington, Inc.	2,594
77	Fastenal Co.	3,754
79	FedEx Corp.	11,389
39	Flowserve Corp.	2,876
45	Fluor Corp.	3,379
92	General Dynamics Corp.	10,867
2,847	General Electric Co.	76,271
222	Honeywell International, Inc.	20,679
111	Illinois Tool Works, Inc.	9,607
73	Ingersoll-Rand PLC	4,367
48	Iron Mountain, Inc.	1,495
37	Jacobs Engineering Group, Inc.*	2,038
28	Joy Global, Inc.	1,600
31	Kansas City Southern	3,333
24	L-3 Communications Holdings, Inc.	2,908
77	Lockheed Martin Corp.	12,601
101	Masco Corp.	2,151
81	Nielsen N.V.	3,909
88	Norfolk Southern Corp.	8,866
61	Northrop Grumman Corp.	7,414
101	PACCAR, Inc.	6,399
31	Pall Corp.	2,627
42	Parker Hannifin Corp.	5,260
56	Pentair Ltd.	4,180
57	Pitney Bowes, Inc.	1,575
41	Precision Castparts Corp.	10,372
62	Quanta Services, Inc.*	2,105
89	Raytheon Co.	8,684
77	Republic Services, Inc.	2,726
39	Robert Half International, Inc.	1,778
39	Rockwell Automation, Inc.	4,722
38	Rockwell Collins, Inc.	3,003
28	Roper Industries, Inc.	3,967
15	Ryder System, Inc.	1,302

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
16	Snap-on, Inc.	$1,876
199	Southwest Airlines Co.	5,263
44	Stanley Black & Decker, Inc.	3,846
24	Stericycle, Inc.*	2,745
80	Textron, Inc.	3,138
131	Tyco International Ltd.	5,717
129	Union Pacific Corp.	25,706
202	United Parcel Service, Inc., Class B	20,984
239	United Technologies Corp.	27,777
17	W.W. Grainger, Inc.	4,392
123	Waste Management, Inc.	5,496
52	Xylem, Inc.	1,940
		520,402
	Information Technology — 2.9%

181	Accenture PLC, Class A	14,742
132	Adobe Systems, Inc.*	8,519
51	Akamai Technologies, Inc.*	2,771
15	Alliance Data Systems Corp.*	3,841
90	Altera Corp.	2,982
45	Amphenol Corp., Class A	4,311
89	Analog Devices, Inc.	4,662
253	Apple, Inc.	160,149
344	Applied Materials, Inc.	6,945
64	Autodesk, Inc.*	3,352
137	Automatic Data Processing, Inc.	10,916
71	Avago Technologies Ltd.	5,018
157	Broadcom Corp., Class A	5,004
91	CA, Inc.	2,611
1,462	Cisco Systems, Inc.	35,994
46	Citrix Systems, Inc.*	2,851
172	Cognizant Technology Solutions Corp., Class A*	8,361
41	Computer Sciences Corp.	2,578
371	Corning, Inc.	7,902
331	eBay, Inc.*	16,792
88	Electronic Arts, Inc.*	3,091
575	EMC Corp.	15,272
21	F5 Networks, Inc.*	2,280
485	Facebook, Inc., Class A*	30,700
82	Fidelity National Information Services, Inc.	4,440
20	First Solar, Inc.*	1,236
72	Fiserv, Inc.*	4,328
40	FLIR Systems, Inc.	1,396
80	Google, Inc., Class A*	45,732
80	Google, Inc., Class C*	44,878
30	Harris Corp.	2,318
538	Hewlett-Packard Co.	18,023
1,411	Intel Corp.	38,549
278	International Business Machines Corp.	51,252
80	Intuit, Inc.	6,343
53	Jabil Circuit, Inc.	997
134	Juniper Networks, Inc.*	3,278
47	KLA-Tencor Corp.	3,079
46	Lam Research Corp.*	2,854
67	Linear Technology Corp.	3,093
290	MasterCard, Inc., Class A	22,171
57	Microchip Technology, Inc.	2,713
301	Micron Technology, Inc.*	8,606
2,143	Microsoft Corp.	87,734
64	Motorola Solutions, Inc.	4,315
94	NetApp, Inc.	3,479
157	NVIDIA Corp.	2,983
983	Oracle Corp.	41,306
92	Paychex, Inc.	3,782
480	QUALCOMM, Inc.	38,616
54	Red Hat, Inc.*	2,706
159	Salesforce.com, Inc.*	8,368
64	SanDisk Corp.	6,184
93	Seagate Technology PLC	4,997
196	Symantec Corp.	4,310
116	TE Connectivity Ltd.	6,897
45	Teradata Corp.*	1,890
308	Texas Instruments, Inc.	14,470
47	Total System Services, Inc.	1,422
36	VeriSign, Inc.*	1,803
144	Visa, Inc., Class A	30,936
60	Western Digital Corp.	5,271
155	Western Union Co. (The)	2,506
316	Xerox Corp.	3,903
76	Xilinx, Inc.	3,569
266	Yahoo!, Inc.*	9,217
		917,594
	Materials — 0.5%

60	Air Products & Chemicals, Inc.	7,198
19	Airgas, Inc.	2,020
332	Alcoa, Inc.	4,518
31	Allegheny Technologies, Inc.	1,273
27	Avery Dennison Corp.	1,369
40	Ball Corp.	2,414
29	Bemis Co., Inc.	1,201
15	CF Industries Holdings, Inc.	3,650
345	Dow Chemical Co. (The)	17,981
263	E.I. du Pont de Nemours & Co.	18,228
43	Eastman Chemical Co.	3,795
77	Ecolab, Inc.	8,408
38	FMC Corp.	2,909
295	Freeport-McMoRan Copper & Gold, Inc.	10,045
23	International Flavors & Fragrances, Inc.	2,283
125	International Paper Co.	5,954
123	LyondellBasell Industries N.V., Class A	12,247
50	MeadWestvaco Corp.	2,029
149	Monsanto Co.	18,156
96	Mosaic Co. (The)	4,799
141	Newmont Mining Corp.	3,227
90	Nucor Corp.	4,557
47	Owens-Illinois, Inc.*	1,562
39	PPG Industries, Inc.	7,863
83	Praxair, Inc.	10,976
55	Sealed Air Corp.	1,811
24	Sherwin-Williams Co. (The)	4,911
34	Sigma-Aldrich Corp.	3,350
41	United States Steel Corp.	945
37	Vulcan Materials Co.	2,256
		171,935
	Telecommunication Services — 0.4%

1,477	AT&T, Inc.	52,389
164	CenturyLink, Inc.	6,178
284	Frontier Communications Corp.	1,645
1,175	Verizon Communications, Inc.	58,703
169	Windstream Holdings, Inc.	1,617
		120,532
	Utilities — 0.5%

187	AES Corp. (The)	2,637

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
34	AGL Resources, Inc.	$1,815
69	Ameren Corp.	2,715
138	American Electric Power Co., Inc.	7,362
122	CenterPoint Energy, Inc.	2,943
76	CMS Energy Corp.	2,261
83	Consolidated Edison, Inc.	4,566
165	Dominion Resources, Inc.	11,378
50	DTE Energy Co.	3,806
200	Duke Energy Corp.	14,216
92	Edison International	5,073
51	Entergy Corp.	3,846
243	Exelon Corp.	8,950
119	FirstEnergy Corp.	4,025
23	Integrys Energy Group, Inc.	1,334
124	NextEra Energy, Inc.	12,073
89	NiSource, Inc.	3,326
89	Northeast Utilities	4,041
92	NRG Energy, Inc.	3,279
71	Pepco Holdings, Inc.	1,967
130	PG&E Corp.	5,963
31	Pinnacle West Capital Corp.	1,718
179	PPL Corp.	6,281
144	Public Service Enterprise Group, Inc.	5,610
40	SCANA Corp.	2,080
64	Sempra Energy	6,422
252	Southern Co. (The)	11,032
58	TECO Energy, Inc.	1,002
64	Wisconsin Energy Corp.	2,913
141	Xcel Energy, Inc.	4,337
		148,971
	Total Common Stocks
	(Cost $4,355,512)	4,868,089

Principal Amount
	U.S. Government & Agency Securities — 68.6%
	Federal Home Loan Bank
$1,223,672	0.00%, due 06/02/14	1,223,672
	U.S. Treasury Bill
20,346,000	0.00%, due 07/31/14	20,345,105
	Total U.S. Government & Agency Securities (Cost $21,569,079)	21,568,777

	Repurchase Agreements (a) — 13.4%
4,232,783	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $4,232,804	4,232,783
	Total Repurchase Agreements (Cost $4,232,783)	4,232,783

	Total Investment Securities
	(Cost $30,157,374 — 97.5%	30,669,649
	Other assets less liabilities — 2.5%	801,842
	Net Assets — 100.0%	$31,471,491

*                                         Non-income producing security.

(a)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,690
Aggregate gross unrealized depreciation	(26,226)
Net unrealized appreciation	$505,464
Federal income tax cost of investments	$30,164,185

See accompanying notes to the financial statements.

Futures Contracts Sold(1)

Hedge Replication ETF had the following open short futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable(2)	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount(3)
EURO FX Currency Futures Contracts	3	06/16/14	$511,088	$9,031	$(192)	$—	$192	$—

(1)The Fund’s Futures Contracts are not accounted for as hedging instruments under ASC 815.

(2)The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

(3)Represents the “uncollateralized” amount due from or (to) the broker at period end.

Cash collateral in the amount of $6,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements(1)

Hedge Replication ETF had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$161,520	01/06/16	Credit Suisse International	(0.10)%	iShares® MSCI Emerging Markets ETF	$925

482,286	11/06/15	Credit Suisse International	0.45%	S&P 500® Total Return Index	109,247

1,809,099	01/06/16	Credit Suisse International	(0.15)%	iShares® MSCI EAFE ETF	28,579

2,010,436	11/06/15	Credit Suisse International	(0.10)%	Russell 2000® Total Return Index	67,697
4,463,341					206,448	$—	—	$206,448
1,532,965	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	33,342	—	—	33,342

$5,996,306					$239,790

(1)                                     The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                                     The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                                     Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                                     Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

RAFI® Long/Short

Shares		Value
	Common Stocks (a) — 98.0%
	Consumer Discretionary — 10.8%

10,300	American Eagle Outfitters, Inc.	$110,519
11,124	Best Buy Co., Inc.	307,690
4,882	Big Lots, Inc.*	207,192
8,148	Cablevision Systems Corp., Class A	143,649
5,526	Caesars Entertainment Corp.*	100,739
3,271	Carnival Corp.	130,938
1,675	Core-Mark Holding Co., Inc.	138,489
5,806	CST Brands, Inc.	192,004
2,537	Darden Restaurants, Inc.	127,154
1,316	Dillard’s, Inc., Class A	148,379
22,768	Ford Motor Co.	374,306
11,736	General Motors Co.	405,831
6,975	Goodyear Tire & Rubber Co. (The)	183,931
35,993	J.C. Penney Co., Inc.*	323,577
2,459	Johnson Controls, Inc.	118,917
3,425	Kohl’s Corp.	186,457
3,003	L Brands, Inc.	172,342
1,190	Lands’ End, Inc.*	33,034
1,536	Lear Corp.	135,245
5,442	Liberty Interactive Corp., Class A*	158,526
3,183	Lowe’s Cos., Inc.	149,856
2,963	Macy’s, Inc.	177,454
7,801	Murphy USA, Inc.*	396,915
7,751	News Corp., Class A*	132,232
25,507	Office Depot, Inc.*	130,596
11,525	Penn National Gaming, Inc.*	134,382
5,963	Rent-A-Center, Inc.	166,726
3,958	Sears Holdings Corp.*	166,454
18,296	Staples, Inc.	205,830
6,332	Target Corp.	359,404
2,558	Time Warner, Inc.	178,625
1,966	TRW Automotive Holdings Corp.*	166,854
1,127	Whirlpool Corp.	161,781
		6,226,028
	Consumer Staples — 9.3%

6,968	Altria Group, Inc.	289,590
9,575	Archer-Daniels-Midland Co.	430,300
13,303	Avon Products, Inc.	190,100
4,108	Bunge Ltd.	319,233
6,472	ConAgra Foods, Inc.	209,046
1,430	Costco Wholesale Corp.	165,909
3,627	CVS Caremark Corp.	284,067
14,620	Dean Foods Co.	254,096
5,136	Hillshire Brands Co. (The)	273,646
10,198	Kroger Co. (The)	486,852
9,709	Pantry, Inc. (The)*	163,985
2,252	Procter & Gamble Co. (The)	181,939
3,222	Reynolds American, Inc.	192,128
31,360	Rite Aid Corp.*	262,170
9,174	Safeway, Inc.	315,035
43,686	SUPERVALU, Inc.*	326,334
7,370	Sysco Corp.	276,596
4,535	Tyson Foods, Inc., Class A	192,556
7,089	Wal-Mart Stores, Inc.	544,222
		5,357,804
	Energy — 12.5%

53,188	Alpha Natural Resources, Inc.*	179,775
52,940	Arch Coal, Inc.	188,466
7,696	Chesapeake Energy Corp.	221,029
8,470	Chevron Corp.	1,040,031
9,455	ConocoPhillips	755,833
4,997	Diamond Offshore Drilling, Inc.	255,147
7,243	Exxon Mobil Corp.	728,139
3,637	Hess Corp.	332,058
13,341	Marathon Oil Corp.	489,081
3,222	Marathon Petroleum Corp.	288,015
18,845	McDermott International, Inc.*	136,815
5,803	Murphy Oil Corp.	357,871
13,627	Peabody Energy Corp.	220,212
6,329	Phillips 66	536,636
5,116	Tesoro Corp.	287,519
2,945	Tidewater, Inc.	153,493
10,737	Valero Energy Corp.	601,809
3,984	World Fuel Services Corp.	184,698
13,714	WPX Energy, Inc.*	290,463
		7,247,090
	Financials — 19.8%

5,209	Allstate Corp. (The)	303,476
5,609	American International Group, Inc.	303,279
555	American National Insurance Co.	63,548
34,248	Annaly Capital Management, Inc. (REIT)	403,784
2,786	Assurant, Inc.	188,919
55,439	Bank of America Corp.	839,346
6,860	Bank of New York Mellon Corp. (The)	237,082
5,499	BB&T Corp.	208,522
10,647	Brandywine Realty Trust (REIT)	162,899
3,576	Capital One Financial Corp.	282,111
12,523	Capitol Federal Financial, Inc.	151,528
2,190	Chubb Corp. (The)	202,925
13,299	Citigroup, Inc.	632,633
5,464	Corporate Office Properties Trust (REIT)	150,533
17,534	CYS Investments, Inc. (REIT)	162,014
11,949	Fulton Financial Corp.	142,791
15,707	Genworth Financial, Inc., Class A*	266,862
1,964	Goldman Sachs Group, Inc. (The)	313,867
9,646	Hartford Financial Services Group, Inc. (The)	334,234
8,661	Hatteras Financial Corp. (REIT)	175,732
18,407	Hudson City Bancorp, Inc.	179,836
9,529	Invesco Mortgage Capital, Inc. (REIT)	169,235
12,564	JPMorgan Chase & Co.	698,181
4,113	Kemper Corp.	143,749
12,095	KeyCorp	165,581
2,969	Lincoln National Corp.	142,393
5,019	Loews Corp.	216,469
8,093	Mack-Cali Realty Corp. (REIT)	176,023
6,689	MetLife, Inc.	340,671
8,278	Morgan Stanley	255,459
11,707	New York Community Bancorp, Inc.	178,883
10,344	People’s United Financial, Inc.	148,643
6,839	PHH Corp.*	174,189
2,021	PNC Financial Services Group, Inc. (The)	172,331
6,811	Progressive Corp. (The)	170,479
3,879	Prudential Financial, Inc.	318,699
18,785	Regions Financial Corp.	191,419
2,246	Reinsurance Group of America, Inc.	175,547
6,246	SunTrust Banks, Inc.	239,347
13,704	Susquehanna Bancshares, Inc.	135,396
7,843	Symetra Financial Corp.	163,527
4,893	Travelers Cos., Inc. (The)	457,251
5,238	Unum Group	177,621
16,148	Valley National Bancorp	156,474

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,474	Weyerhaeuser Co. (REIT)	$391,933
5,855	XL Group PLC	190,053
		11,455,474
	Health Care — 10.5%

3,050	Aetna, Inc.	236,527
4,576	AmerisourceBergen Corp.	334,872
2,414	Bristol-Myers Squibb Co.	120,072
5,253	Cardinal Health, Inc.	371,019
1,678	Cigna Corp.	150,651
3,955	Community Health Systems, Inc.*	165,200
5,613	Eli Lilly & Co.	335,994
2,170	Express Scripts Holding Co.*	155,090
7,586	HCA Holdings, Inc.*	401,982
5,346	Health Net, Inc.*	213,733
2,241	Humana, Inc.	278,915
3,266	Johnson & Johnson	331,368
6,764	Kindred Healthcare, Inc.	167,882
1,926	McKesson Corp.	365,247
2,947	Medtronic, Inc.	179,855
6,596	Merck & Co., Inc.	381,645
4,617	Owens & Minor, Inc.	160,118
19,622	Pfizer, Inc.	581,400
2,657	Quest Diagnostics, Inc.	159,128
3,116	Tenet Healthcare Corp.*	146,452
4,750	UnitedHealth Group, Inc.	378,243
4,371	WellPoint, Inc.	473,642
		6,089,035
	Industrials — 10.2%

4,567	AECOM Technology Corp.*	146,783
2,854	AGCO Corp.	154,002
1,725	Armstrong World Industries, Inc.*	91,546
4,697	Avis Budget Group, Inc.*	268,809
2,465	Caterpillar, Inc.	251,997
3,733	Con-way, Inc.	172,502
7,428	Covanta Holding Corp.	141,801
1,932	Deere & Co.	176,140
1,691	Fluor Corp.	126,960
5,266	General Cable Corp.	134,283
1,725	General Dynamics Corp.	203,757
26,653	General Electric Co.	714,034
5,836	Harsco Corp.	157,455
6,226	Hertz Global Holdings, Inc.*	183,792
1,724	Honeywell International, Inc.	160,591
3,036	ITT Corp.	132,613
2,172	Jacobs Engineering Group, Inc.*	119,612
18,148	JetBlue Airways Corp.*	175,310
4,108	KBR, Inc.	99,783
1,659	L-3 Communications Holdings, Inc.	201,021
2,221	Manpowergroup, Inc.	182,078
4,211	Navistar International Corp.*	144,311
1,991	Northrop Grumman Corp.	242,006
5,980	Pitney Bowes, Inc.	165,227
10,673	R.R. Donnelley & Sons Co.	169,060
1,467	Raytheon Co.	143,135
4,573	Republic Services, Inc.	161,884
1,913	Ryder System, Inc.	166,029
10,690	SkyWest, Inc.	122,294
4,452	Tyco International Ltd.	194,285
3,513	URS Corp.	158,085
5,204	Waste Management, Inc.	232,515
		5,893,700
	Information Technology — 11.0%

5,889	Activision Blizzard, Inc.	122,373
30,882	Advanced Micro Devices, Inc.*	123,528
2,950	AOL, Inc.*	107,026
6,908	Applied Materials, Inc.	139,473
4,110	Arrow Electronics, Inc.*	237,147
4,777	Avnet, Inc.	208,134
1,505	Blackhawk Network Holdings, Inc., Class B*	36,918
7,620	Booz Allen Hamilton Holding Corp.	168,631
1,428	CACI International, Inc., Class A*	101,959
2,753	Computer Sciences Corp.	173,136
2,807	Diebold, Inc.	105,347
7,843	EMC Corp.	208,310
25,529	Flextronics International Ltd.*	259,630
17,304	Hewlett-Packard Co.	579,684
11,081	Ingram Micro, Inc., Class A*	307,719
4,628	Insight Enterprises, Inc.*	125,789
21,532	Intel Corp.	588,254
2,268	International Business Machines Corp.	418,128
8,043	Jabil Circuit, Inc.	151,369
3,325	Leidos Holdings, Inc.	126,849
3,321	Maxim Integrated Products, Inc.	113,744
10,203	Microsoft Corp.	417,711
2,523	Paychex, Inc.	103,721
7,284	Sanmina Corp.*	148,229
6,588	Symantec Corp.	144,870
2,064	SYNNEX Corp.*	136,451
3,781	Tech Data Corp.*	225,007
3,213	Texas Instruments, Inc.	150,947
3,413	Unisys Corp.*	80,103
7,640	Vishay Intertechnology, Inc.	113,989
1,542	Western Digital Corp.	135,465
21,535	Xerox Corp.	265,957
		6,325,598
	Materials — 3.7%

15,410	AK Steel Holding Corp.*	94,309
19,490	Alcoa, Inc.	265,259
6,522	Cliffs Natural Resources, Inc.	102,265
6,678	Commercial Metals Co.	118,534
3,363	Dow Chemical Co. (The)	175,280
7,140	Freeport-McMoRan Copper & Gold, Inc.	243,117
2,992	International Paper Co.	142,509
1,295	LyondellBasell Industries N.V., Class A	128,943
2,415	Mosaic Co. (The)	120,726
9,622	Newmont Mining Corp.	220,248
3,251	Nucor Corp.	164,598
3,934	Olin Corp.	107,201
5,584	Steel Dynamics, Inc.	96,436
6,195	United States Steel Corp.	142,733
		2,122,158
	Telecommunication Services — 4.8%

29,200	AT&T, Inc.	1,035,724
11,577	CenturyLink, Inc.	436,105
58,519	Frontier Communications Corp.	338,825
84,204	NII Holdings, Inc.*	42,102
11,804	Verizon Communications, Inc.	589,728
32,589	Windstream Holdings, Inc.	311,877
		2,754,361
	Utilities — 5.4%
11,705	AES Corp. (The)	165,040
5,109	Ameren Corp.	201,039

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,357	Avista Corp.	$167,728
4,111	Consolidated Edison, Inc.	226,146
4,772	Entergy Corp.	359,904
14,559	Exelon Corp.	536,208
11,999	FirstEnergy Corp.	405,806
9,341	Pepco Holdings, Inc.	258,746
4,488	PG&E Corp.	205,865
6,707	PNM Resources, Inc.	190,881
5,712	Public Service Enterprise Group, Inc.	222,540
4,938	WGL Holdings, Inc.	200,236
		3,140,139
	Total Common Stocks
	(Cost $53,607,030)	56,611,387

Principal Amount
	U.S. Government & Agency Security (a) — 2.7%
	Federal Home Loan Bank
$1,550,899	0.00%, due 06/02/14	1,550,899
	Total U.S. Government & Agency Security (Cost $1,550,899)	1,550,899

	Repurchase Agreements (a)(b) — 9.3%
5,385,693	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $5,385,718	5,385,693
	Total Repurchase Agreements (Cost $5,385,693)	5,385,693

	Total Investment Securities
	(Cost $60,543,622) — 110.0%	63,547,979
	Liabilities in excess of other assets — (10.0%)	(5,784,256)
	Net Assets — 100.0%	$57,763,723

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $9,575,940.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,911,771
Aggregate gross unrealized depreciation	(1,147,496)
Net unrealized appreciation	$2,764,275
Federal income tax cost of investments	$60,783,704

Swap Agreements(1)

RAFI® Long/Short had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$(31,783,391)	11/06/15	Deutsche Bank AG	(0.07)%	RAFI® US Equity Long/Short Index (short portion)	$(178,049)	$178,049	$—	$—

(28,118,081)	11/06/15	Societe Generale	0.25%	RAFI® US Equity Long/Short Index (short portion)	(4,340,557)

2,802,100	11/06/15	Societe Generale	0.25%	RAFI® US Equity Long/Short Index (long portion)	136,310
(25,315,981)					(4,204,247)	4,204,247	—	—
$(57,099,372)					$(4,382,296)

(1)                                     The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

(2)                                     The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                                     Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                                     Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra Russell3000

Shares		Value
	Common Stocks (a) — 71.8%
	Consumer Discretionary — 9.1%

4	1-800-Flowers.com, Inc., Class A*	$22
3	A.H. Belo Corp., Class A	35
11	Aaron’s, Inc.	361
11	Abercrombie & Fitch Co., Class A	418
11	Advance Auto Parts, Inc.	1,366
12	Aeropostale, Inc.*	47
55	Amazon.com, Inc.*	17,190
3	AMC Entertainment Holdings, Inc., Class A*	68
9	AMC Networks, Inc., Class A*	557
14	American Apparel, Inc.*	9
10	American Axle & Manufacturing Holdings, Inc.*	185
29	American Eagle Outfitters, Inc.	311
3	American Public Education, Inc.*	106
1	America’s Car-Mart, Inc.*	36
7	Ann, Inc.*	272
15	Apollo Education Group, Inc.*	402
6	Aramark	158
2	Arctic Cat, Inc.	75
5	Asbury Automotive Group, Inc.*	323
19	Ascena Retail Group, Inc.*	317
2	Ascent Capital Group, Inc., Class A*	124
8	AutoNation, Inc.*	457
5	AutoZone, Inc.*	2,662
6	Bally Technologies, Inc.*	354
6	Barnes & Noble, Inc.*	109
2	Bassett Furniture Industries, Inc.	27
1	Beasley Broadcasting Group, Inc., Class A	7
4	Beazer Homes USA, Inc.*	78
5	bebe stores, inc.	20
31	Bed Bath & Beyond, Inc.*	1,886
41	Best Buy Co., Inc.	1,134
3	Big 5 Sporting Goods Corp.	35
9	Big Lots, Inc.*	382
4	BJ’s Restaurants, Inc.*	126
3	Black Diamond, Inc.*	32
8	Bloomin’ Brands, Inc.*	167
2	Blue Nile, Inc.*	62
1	Blyth, Inc.	9
4	Bob Evans Farms, Inc.	179
2	Body Central Corp.*	2
2	Bon-Ton Stores, Inc. (The)	20
35	BorgWarner, Inc.	2,201
10	Boyd Gaming Corp.*	109
3	Bravo Brio Restaurant Group, Inc.*	47
2	Bridgepoint Education, Inc.*	26
2	Bright Horizons Family Solutions, Inc.*	78
10	Brinker International, Inc.	496
6	Brown Shoe Co., Inc.	169
14	Brunswick Corp.	603
4	Buckle, Inc. (The)	179
3	Buffalo Wild Wings, Inc.*	434
15	Burger King Worldwide, Inc.	385
2	Burlington Stores, Inc.*	57
7	Cabela’s, Inc.*	429
29	Cablevision Systems Corp., Class A	511
6	Caesars Entertainment Corp.*	109
12	Callaway Golf Co.	96
2	Capella Education Co.	114
8	Career Education Corp.*	37
34	CarMax, Inc.*	1,507
3	Carmike Cinemas, Inc.*	103
63	Carnival Corp.	2,522
2	Carriage Services, Inc.	37
5	Carrols Restaurant Group, Inc.*	35
8	Carter’s, Inc.	577
4	Cato Corp. (The), Class A	115
1	Cavco Industries, Inc.*	77
86	CBS Corp. (Non-Voting), Class B	5,126
11	Central European Media Enterprises Ltd., Class A*	31
10	Charter Communications, Inc., Class A*	1,431
7	Cheesecake Factory, Inc. (The)	321
23	Chico’s FAS, Inc.	349
3	Children’s Place Retail Stores, Inc. (The)	145
5	Chipotle Mexican Grill, Inc.*	2,735
4	Choice Hotels International, Inc.	180
5	Christopher & Banks Corp.*	34
2	Churchill Downs, Inc.	172
2	Chuy’s Holdings, Inc.*	65
17	Cinemark Holdings, Inc.	536
2	Citi Trends, Inc.*	40
6	Clear Channel Outdoor Holdings, Inc., Class A	49
3	ClubCorp Holdings, Inc.	53
42	Coach, Inc.	1,710
2	Columbia Sportswear Co.	167
393	Comcast Corp., Class A	20,515
3	Conn’s, Inc.*	140
2	Container Store Group, Inc. (The)*	57
9	Cooper Tire & Rubber Co.	250
2	Core-Mark Holding Co., Inc.	165
12	Corinthian Colleges, Inc.*	10
3	Cracker Barrel Old Country Store, Inc.	302
13	Crocs, Inc.*	194
5	Crown Media Holdings, Inc., Class A*	18
1	CSS Industries, Inc.	24
9	CST Brands, Inc.	298
1	Culp, Inc.	18
14	Cumulus Media, Inc., Class A*	88
42	D.R. Horton, Inc.	995
24	Dana Holding Corp.	531
19	Darden Restaurants, Inc.	952
5	Deckers Outdoor Corp.*	386
2	Del Frisco’s Restaurant Group, Inc.*	54
47	Delphi Automotive PLC	3,246
13	Denny’s Corp.*	84
2	Destination Maternity Corp.	46
6	Destination XL Group, Inc.*	32
9	DeVry Education Group, Inc.	380
3	Dex Media, Inc.*	30
3	Diamond Resorts International, Inc.*	58
15	Dick’s Sporting Goods, Inc.	667
4	Dillard’s, Inc., Class A	451
2	DineEquity, Inc.	159
73	DIRECTV*	6,018
37	Discovery Communications, Inc., Class A*	2,848
31	DISH Network Corp., Class A*	1,818
2	Diversified Restaurant Holdings, Inc.*	9
46	Dollar General Corp.*	2,474
31	Dollar Tree, Inc.*	1,644
8	Domino’s Pizza, Inc.	580
4	Dorman Products, Inc.*	213
11	DreamWorks Animation SKG, Inc., Class A*	309
3	Drew Industries, Inc.	146
11	DSW, Inc., Class A	276

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16	Dunkin’ Brands Group, Inc.	$716
5	E.W. Scripps Co. (The), Class A*	98
4	Education Management Corp.*	7
1	Einstein Noah Restaurant Group, Inc.	15
4	Entercom Communications Corp., Class A*	42
8	Entravision Communications Corp., Class A	43
4	Ethan Allen Interiors, Inc.	94
1	EveryWare Global, Inc.*	1
16	Expedia, Inc.	1,173
13	Express, Inc.*	164
14	Family Dollar Stores, Inc.	820
3	Federal-Mogul Holdings Corp.*	50
3	Fiesta Restaurant Group, Inc.*	121
7	Finish Line, Inc. (The), Class A	201
5	Five Below, Inc.*	181
1	Flexsteel Industries, Inc.	33
22	Foot Locker, Inc.	1,060
578	Ford Motor Co.	9,502
7	Fossil Group, Inc.*	733
1	Fox Factory Holding Corp.*	17
7	Francesca’s Holdings Corp.*	107
5	Fred’s, Inc., Class A	76
3	FTD Cos., Inc.*	90
2	Fuel Systems Solutions, Inc.*	20
3	G-III Apparel Group Ltd.*	220
18	GameStop Corp., Class A	681
34	Gannett Co., Inc.	945
42	Gap, Inc. (The)	1,732
18	Garmin Ltd.	1,060
186	General Motors Co.	6,432
4	Genesco, Inc.*	300
21	Gentex Corp.	607
5	Gentherm, Inc.*	206
23	Genuine Parts Co.	1,986
3	Global Sources Ltd.*	24
14	GNC Holdings, Inc., Class A	517
37	Goodyear Tire & Rubber Co. (The)	976
1	Gordmans Stores, Inc.	4
1	Graham Holdings Co., Class B	677
7	Grand Canyon Education, Inc.*	308
8	Gray Television, Inc.*	92
3	Group 1 Automotive, Inc.	242
63	Groupon, Inc.*	370
9	Guess?, Inc.	230
41	H&R Block, Inc.	1,221
15	Hanesbrands, Inc.	1,272
34	Harley-Davidson, Inc.	2,422
10	Harman International Industries, Inc.	1,050
6	Harte-Hanks, Inc.	43
17	Hasbro, Inc.	913
3	Haverty Furniture Cos., Inc.	75
4	Helen of Troy Ltd.*	232
1	Hemisphere Media Group, Inc.*	11
2	hhgregg, Inc.*	18
4	Hibbett Sports, Inc.*	210
8	Hillenbrand, Inc.	242
20	Hilton Worldwide Holdings, Inc.*	452
205	Home Depot, Inc. (The)	16,447
9	HomeAway, Inc.*	277
2	Hooker Furniture Corp.	29
3	Houghton Mifflin Harcourt Co.*	55
17	Hovnanian Enterprises, Inc., Class A*	80
5	HSN, Inc.	278
7	Hyatt Hotels Corp., Class A*	428
7	Iconix Brand Group, Inc.*	294
1	Ignite Restaurant Group, Inc.*	15
1	Installed Building Products, Inc.*	14
37	International Game Technology	464
4	International Speedway Corp., Class A	124
64	Interpublic Group of Cos., Inc. (The)	1,224
6	Interval Leisure Group, Inc.	123
3	Intrawest Resorts Holdings, Inc.*	34
4	iRobot Corp.*	141
3	Isle of Capri Casinos, Inc.*	20
3	ITT Educational Services, Inc.*	52
35	J.C. Penney Co., Inc.*	315
6	Jack in the Box, Inc.	346
3	JAKKS Pacific, Inc.	26
2	Jamba, Inc.*	21
19	Jarden Corp.*	1,075
7	John Wiley & Sons, Inc., Class A	383
102	Johnson Controls, Inc.	4,933
1	Johnson Outdoors, Inc., Class A	25
4	JoS. A. Bank Clothiers, Inc.*	260
7	Journal Communications, Inc., Class A*	58
1	JTH Holding, Inc., Class A*	27
4	K12, Inc.*	92
19	Kate Spade & Co.*	692
13	KB Home	214
2	Kirkland’s, Inc.*	36
31	Kohl’s Corp.	1,688
10	Krispy Kreme Doughnuts, Inc.*	188
36	L Brands, Inc.	2,066
12	Lamar Advertising Co., Class A	592
2	Lands’ End, Inc.*	56
58	Las Vegas Sands Corp.	4,438
8	La-Z-Boy, Inc.	195
10	LeapFrog Enterprises, Inc.*	69
12	Lear Corp.	1,057
21	Leggett & Platt, Inc.	712
25	Lennar Corp., Class A	1,023
1	LGI Homes, Inc.*	16
3	Libbey, Inc.*	81
59	Liberty Global PLC*	2,525
59	Liberty Global PLC, Class A*	2,656
75	Liberty Interactive Corp., Class A*	2,185
14	Liberty Media Corp.*	1,780
11	Liberty Ventures*	730
6	Life Time Fitness, Inc.*	319
10	LifeLock, Inc.*	112
2	Lifetime Brands, Inc.	31
4	Lincoln Educational Services Corp.	15
12	Lions Gate Entertainment Corp.	314
3	Lithia Motors, Inc., Class A	235
21	Live Nation Entertainment, Inc.*	498
45	LKQ Corp.*	1,248
2	Loral Space & Communications, Inc.*	145
154	Lowe’s Cos., Inc.	7,250
3	Luby’s, Inc.*	15
4	Lumber Liquidators Holdings, Inc.*	311
4	M/I Homes, Inc.*	91
54	Macy’s, Inc.	3,234
9	Madison Square Garden Co. (The), Class A*	494
1	Malibu Boats, Inc., Class A*	20
3	Marcus Corp. (The)	50
2	Marine Products Corp.	16
4	MarineMax, Inc.*	64
35	Marriott International, Inc., Class A	2,157
4	Marriott Vacations Worldwide Corp.*	227

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Martha Stewart Living Omnimedia, Inc., Class A*	$19
52	Mattel, Inc.	2,019
4	Matthews International Corp., Class A	164
2	Mattress Firm Holding Corp.*	90
9	McClatchy Co. (The), Class A*	46
150	McDonald’s Corp.	15,215
6	MDC Holdings, Inc.	172
6	MDC Partners, Inc., Class A	126
3	Media General, Inc.*	53
7	Men’s Wearhouse, Inc. (The)	348
5	Meredith Corp.	225
6	Meritage Homes Corp.*	241
56	MGM Resorts International*	1,442
30	Michael Kors Holdings Ltd.*	2,831
7	Modine Manufacturing Co.*	107
9	Mohawk Industries, Inc.*	1,221
1	Monarch Casino & Resort, Inc.*	16
5	Monro Muffler Brake, Inc.	270
4	Morgans Hotel Group Co.*	32
3	Morningstar, Inc.	213
3	Movado Group, Inc.	115
4	Multimedia Games Holding Co., Inc.*	115
7	Murphy USA, Inc.*	356
1	NACCO Industries, Inc., Class A	54
9	National CineMedia, Inc.	141
5	Nautilus, Inc.*	54
8	Netflix, Inc.*	3,343
1	New Home Co., Inc. (The)*	12
4	New York & Co., Inc.*	16
19	New York Times Co. (The), Class A	282
43	Newell Rubbermaid, Inc.	1,259
74	News Corp., Class A*	1,262
4	Nexstar Broadcasting Group, Inc., Class A	186
106	NIKE, Inc., Class B	8,152
1	Noodles & Co.*	33
22	Nordstrom, Inc.	1,497
4	Norwegian Cruise Line Holdings Ltd.*	135
4	Nutrisystem, Inc.	66
1	NVR, Inc.*	1,114
72	Office Depot, Inc.*	369
39	Omnicom Group, Inc.	2,775
4	Orbitz Worldwide, Inc.*	30
17	O’Reilly Automotive, Inc.*	2,515
14	Orient-Express Hotels Ltd., Class A*	184
3	Outerwall, Inc.*	212
2	Overstock.com, Inc.*	31
2	Oxford Industries, Inc.	128
7	Pacific Sunwear of California, Inc.*	17
4	Panera Bread Co., Class A*	614
5	Papa John’s International, Inc.	217
10	Penn National Gaming, Inc.*	117
6	Penske Automotive Group, Inc.	279
8	Pep Boys-Manny Moe & Jack (The)*	82
2	Perry Ellis International, Inc.*	34
3	PetMed Express, Inc.	40
15	PetSmart, Inc.	862
12	Pier 1 Imports, Inc.	211
9	Pinnacle Entertainment, Inc.*	222
10	Polaris Industries, Inc.	1,289
7	Pool Corp.	404
4	Popeyes Louisiana Kitchen, Inc.*	172
1	Potbelly Corp.*	16
8	Priceline Group, Inc. (The)*	10,229
58	PulteGroup, Inc.	1,134
12	PVH Corp.	1,580
20	Quiksilver, Inc.*	119
1	R.G. Barry Corp.	19
15	RadioShack Corp.*	23
9	Ralph Lauren Corp.	1,381
2	ReachLocal, Inc.*	12
3	Reading International, Inc., Class A*	26
2	Red Robin Gourmet Burgers, Inc.*	144
12	Regal Entertainment Group, Class A	234
7	Regis Corp.	96
2	Remy International, Inc.	48
8	Rent-A-Center, Inc.	224
2	Rentrak Corp.*	103
3	Restoration Hardware Holdings, Inc.*	199
1	RetailMeNot, Inc.*	26
33	Ross Stores, Inc.	2,259
24	Royal Caribbean Cruises Ltd.	1,327
9	Ruby Tuesday, Inc.*	71
5	Ruth’s Hospitality Group, Inc.	61
7	Ryland Group, Inc. (The)	264
1	Saga Communications, Inc., Class A	46
2	Salem Communications Corp., Class A	17
25	Sally Beauty Holdings, Inc.*	641
4	Scholastic Corp.	128
7	Scientific Games Corp., Class A*	63
16	Scripps Networks Interactive, Inc., Class A	1,223
6	Sears Holdings Corp.*	252
1	Sears Hometown and Outlet Stores, Inc.*	22
5	SeaWorld Entertainment, Inc.	153
8	Select Comfort Corp.*	148
32	Service Corp. International	641
3	SFX Entertainment, Inc.*	22
1	Shiloh Industries, Inc.*	18
2	Shoe Carnival, Inc.	37
6	Shutterfly, Inc.*	247
12	Signet Jewelers Ltd.	1,273
10	Sinclair Broadcast Group, Inc., Class A	296
436	Sirius XM Holdings, Inc.*	1,430
10	Six Flags Entertainment Corp.	405
4	Sizmek, Inc.*	39
6	Skechers U.S.A., Inc., Class A*	267
3	Skullcandy, Inc.*	22
8	Smith & Wesson Holding Corp.*	127
6	Sonic Automotive, Inc., Class A	158
8	Sonic Corp.*	166
10	Sotheby’s	395
5	Spartan Motors, Inc.	25
2	Speedway Motorsports, Inc.	37
5	Stage Stores, Inc.	92
3	Standard Motor Products, Inc.	125
22	Standard Pacific Corp.*	177
99	Staples, Inc.	1,114
112	Starbucks Corp.	8,203
29	Starwood Hotels & Resorts Worldwide, Inc.	2,316
16	Starz, Class A*	490
4	Stein Mart, Inc.	54
2	Steiner Leisure Ltd.*	80
9	Steven Madden Ltd.*	287
4	Stoneridge, Inc.*	38
2	Strayer Education, Inc.*	109
3	Sturm Ruger & Co., Inc.	182
3	Superior Industries International, Inc.	60
2	Systemax, Inc.*	32

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
96	Target Corp.	$5,449
5	Taylor Morrison Home Corp., Class A*	107
9	Tempur Sealy International, Inc.*	495
9	Tenneco, Inc.*	574
13	Tesla Motors, Inc.*	2,701
9	Texas Roadhouse, Inc.	228
56	Thomson Reuters Corp.	1,943
7	Thor Industries, Inc.	420
17	Tiffany & Co.	1,690
3	Tile Shop Holdings, Inc.*	45
1	Tilly’s, Inc., Class A*	9
44	Time Warner Cable, Inc.	6,211
132	Time Warner, Inc.	9,218
108	TJX Cos., Inc. (The)	5,881
27	Toll Brothers, Inc.*	978
1	Tower International, Inc.*	31
4	Town Sports International Holdings, Inc.	24
21	Tractor Supply Co.	1,365
2	Trans World Entertainment Corp.	7
2	TRI Pointe Homes, Inc.*	31
17	TripAdvisor, Inc.*	1,652
15	TRW Automotive Holdings Corp.*	1,273
6	Tuesday Morning Corp.*	97
7	Tumi Holdings, Inc.*	130
8	Tupperware Brands Corp.	670
297	Twenty-First Century Fox, Inc., Class A	10,517
1	UCP, Inc., Class A*	13
10	Ulta Salon Cosmetics & Fragrance, Inc.*	849
25	Under Armour, Inc., Class A*	1,270
2	Unifi, Inc.*	47
2	Universal Electronics, Inc.*	91
3	Universal Technical Institute, Inc.	34
15	Urban Outfitters, Inc.*	503
5	Vail Resorts, Inc.	348
6	ValueVision Media, Inc., Class A*	27
3	Vera Bradley, Inc.*	81
52	VF Corp.	3,277
67	Viacom, Inc., Class B	5,717
2	Vince Holding Corp.*	56
7	Visteon Corp.*	638
3	Vitacost.com, Inc.*	20
5	Vitamin Shoppe, Inc.*	215
3	VOXX International Corp.*	26
269	Walt Disney Co. (The)	22,599
1	WCI Communities, Inc.*	19
4	Weight Watchers International, Inc.	83
39	Wendy’s Co. (The)	320
3	West Marine, Inc.*	30
13	Wet Seal, Inc. (The), Class A*	11
1	Weyco Group, Inc.	27
12	Whirlpool Corp.	1,723
2	William Lyon Homes, Class A*	53
15	Williams-Sonoma, Inc.	1,004
4	Winnebago Industries, Inc.*	99
15	Wolverine World Wide, Inc.	388
4	World Wrestling Entertainment, Inc., Class A	45
19	Wyndham Worldwide Corp.	1,405
12	Wynn Resorts Ltd.	2,580
67	Yum! Brands, Inc.	5,180
5	ZAGG, Inc.*	23
2	zulily, Inc., Class A*	69
3	Zumiez, Inc.*	82
		405,247
	Consumer Staples — 6.2%

13	Alliance One International, Inc.*	32
301	Altria Group, Inc.	12,510
4	Andersons, Inc. (The)	204
2	Annie’s, Inc.*	65
99	Archer-Daniels-Midland Co.	4,449
65	Avon Products, Inc.	929
8	B&G Foods, Inc.	274
1	Boston Beer Co., Inc. (The), Class A*	214
9	Boulder Brands, Inc.*	122
23	Brown-Forman Corp., Class B	2,131
22	Bunge Ltd.	1,710
2	Calavo Growers, Inc.	63
2	Cal-Maine Foods, Inc.	139
26	Campbell Soup Co.	1,193
6	Casey’s General Stores, Inc.	427
6	Central Garden and Pet Co., Class A*	48
2	Chefs’ Warehouse, Inc. (The)*	37
7	Chiquita Brands International, Inc.*	72
21	Church & Dwight Co., Inc.	1,454
20	Clorox Co. (The)	1,792
1	Coca-Cola Bottling Co. Consolidated	75
572	Coca-Cola Co. (The)	23,400
39	Coca-Cola Enterprises, Inc.	1,780
140	Colgate-Palmolive Co.	9,576
62	ConAgra Foods, Inc.	2,003
23	Constellation Brands, Inc., Class A*	1,935
65	Costco Wholesale Corp.	7,541
9	Coty, Inc., Class A	150
2	Craft Brew Alliance, Inc.*	22
1	Crimson Wine Group Ltd.*	9
183	CVS Caremark Corp.	14,333
24	Darling Ingredients, Inc.*	480
14	Dean Foods Co.	243
3	Diamond Foods, Inc.*	96
31	Dr. Pepper Snapple Group, Inc.	1,789
4	Elizabeth Arden, Inc.*	109
9	Energizer Holdings, Inc.	1,044
35	Estee Lauder Cos., Inc. (The), Class A	2,682
2	Fairway Group Holdings Corp.*	12
1	Farmer Bros Co.*	20
3	Female Health Co. (The)	18
26	Flowers Foods, Inc.	542
6	Fresh Del Monte Produce, Inc.	174
6	Fresh Market, Inc. (The)*	184
96	General Mills, Inc.	5,273
6	Hain Celestial Group, Inc. (The)*	544
5	Harbinger Group, Inc.*	59
13	Herbalife Ltd.	843
22	Hershey Co. (The)	2,141
18	Hillshire Brands Co. (The)	959
20	Hormel Foods Corp.	984
2	Ingles Markets, Inc., Class A	52
12	Ingredion, Inc.	914
2	Inter Parfums, Inc.	60
2	Inventure Foods, Inc.*	25
2	J&J Snack Foods Corp.	187
16	J.M. Smucker Co. (The)	1,642
1	John B. Sanfilippo & Son, Inc.	26
39	Kellogg Co.	2,690
22	Keurig Green Mountain, Inc.	2,481
58	Kimberly-Clark Corp.	6,516
89	Kraft Foods Group, Inc.	5,292
78	Kroger Co. (The)	3,724
3	Lancaster Colony Corp.	268

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
15	Lifevantage Corp.*	$20
1	Lifeway Foods, Inc.*	13
1	Limoneira Co.	23
57	Lorillard, Inc.	3,544
20	McCormick & Co., Inc. (Non-Voting)	1,446
30	Mead Johnson Nutrition Co.	2,684
2	Medifast, Inc.*	63
21	Molson Coors Brewing Co., Class B	1,380
253	Mondelez International, Inc., Class A	9,518
20	Monster Beverage Corp.*	1,388
2	National Beverage Corp.*	37
1	Natural Grocers by Vitamin Cottage, Inc.*	21
2	Nature’s Sunshine Products, Inc.	29
9	Nu Skin Enterprises, Inc., Class A	665
1	Nutraceutical International Corp.*	24
1	Oil-Dri Corp. of America	33
3	Omega Protein Corp.*	43
1	Orchids Paper Products Co.	30
4	Pantry, Inc. (The)*	68
231	PepsiCo, Inc.	20,404
245	Philip Morris International, Inc.	21,692
9	Pilgrim’s Pride Corp.*	229
5	Pinnacle Foods, Inc.	157
7	Post Holdings, Inc.*	350
3	PriceSmart, Inc.	275
410	Procter & Gamble Co. (The)	33,124
2	Revlon, Inc., Class A*	63
47	Reynolds American, Inc.	2,803
109	Rite Aid Corp.*	911
4	Roundy’s, Inc.	21
36	Safeway, Inc.	1,236
3	Sanderson Farms, Inc.	278
1	Seneca Foods Corp., Class A*	31
7	Snyder’s-Lance, Inc.	190
5	SpartanNash Co.	121
3	Spectrum Brands Holdings, Inc.	234
3	Sprouts Farmers Market, Inc.*	81
27	Star Scientific, Inc.*	18
30	SUPERVALU, Inc.*	224
3	Susser Holdings Corp.*	238
3	Synutra International, Inc.*	17
89	Sysco Corp.	3,340
3	Tootsie Roll Industries, Inc.	87
5	TreeHouse Foods, Inc.*	375
42	Tyson Foods, Inc., Class A	1,783
7	United Natural Foods, Inc.*	472
3	Universal Corp.	161
1	USANA Health Sciences, Inc.*	72
9	Vector Group Ltd.	188
1	Village Super Market, Inc., Class A	25
142	Walgreen Co.	10,211
241	Wal-Mart Stores, Inc.	18,502
2	WD-40 Co.	144
2	Weis Markets, Inc.	95
21	WhiteWave Foods Co. (The), Class A*	661
55	Whole Foods Market, Inc.	2,103
		272,707
	Energy — 7.0%

12	Abraxas Petroleum Corp.*	60
3	Alon USA Energy, Inc.	45
33	Alpha Natural Resources, Inc.*	112
4	Amyris, Inc.*	14
75	Anadarko Petroleum Corp.	7,715
6	Antero Resources Corp.*	369
59	Apache Corp.	5,500
1	Apco Oil and Gas International, Inc.*	14
5	Approach Resources, Inc.*	98
32	Arch Coal, Inc.	114
3	Athlon Energy, Inc.*	130
9	Atwood Oceanics, Inc.*	444
66	Baker Hughes, Inc.	4,654
4	Basic Energy Services, Inc.*	109
7	Bill Barrett Corp.*	175
1	Bolt Technology Corp.	18
4	Bonanza Creek Energy, Inc.*	214
18	BPZ Resources, Inc.*	55
5	Bristow Group, Inc.	380
7	C&J Energy Services, Inc.*	214
63	Cabot Oil & Gas Corp.	2,283
15	Cal Dive International, Inc.*	19
6	Callon Petroleum Co.*	63
31	Cameron International Corp.*	1,982
3	CARBO Ceramics, Inc.	413
7	Carrizo Oil & Gas, Inc.*	402
5	CHC Group Ltd.*	35
36	Cheniere Energy, Inc.*	2,452
87	Chesapeake Energy Corp.	2,499
290	Chevron Corp.	35,609
13	Cimarex Energy Co.	1,679
1	Clayton Williams Energy, Inc.*	125
10	Clean Energy Fuels Corp.*	111
9	Cloud Peak Energy, Inc.*	166
41	Cobalt International Energy, Inc.*	758
7	Comstock Resources, Inc.	190
17	Concho Resources, Inc.*	2,241
183	ConocoPhillips	14,629
34	CONSOL Energy, Inc.	1,502
2	Contango Oil & Gas Co.*	86
6	Continental Resources, Inc.*	842
2	CVR Energy, Inc.	94
1	Dawson Geophysical Co.	26
6	Delek U.S. Holdings, Inc.	186
53	Denbury Resources, Inc.	895
61	Devon Energy Corp.	4,508
10	Diamond Offshore Drilling, Inc.	511
3	Diamondback Energy, Inc.*	226
11	Dresser-Rand Group, Inc.*	673
6	Dril-Quip, Inc.*	613
8	Emerald Oil, Inc.*	52
8	Endeavour International Corp.*	16
11	Energen Corp.	939
11	Energy XXI Bermuda Ltd.	236
81	EOG Resources, Inc.	8,570
5	EP Energy Corp., Class A*	100
4	EPL Oil & Gas, Inc.*	152
23	EQT Corp.	2,458
5	Equal Energy Ltd.	26
3	Era Group, Inc.*	88
3	Evolution Petroleum Corp.	34
25	EXCO Resources, Inc.	132
9	Exterran Holdings, Inc.	376
665	Exxon Mobil Corp.	66,852
35	FMC Technologies, Inc.*	2,032
18	Forest Oil Corp.*	44
6	Forum Energy Technologies, Inc.*	198
5	Frank’s International N.V.	119
9	Frontline Ltd.*	20
8	FX Energy, Inc.*	30
5	GasLog Ltd.	117
8	Gastar Exploration, Inc.*	59

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Geospace Technologies Corp.*	$101
7	Golar LNG Ltd.	326
5	Goodrich Petroleum Corp.*	145
4	Green Plains, Inc.	117
2	Gulf Island Fabrication, Inc.	39
4	GulfMark Offshore, Inc., Class A	186
13	Gulfport Energy Corp.*	800
35	Halcon Resources Corp.*	218
1	Hallador Energy Co.	9
127	Halliburton Co.	8,209
16	Helix Energy Solutions Group, Inc.*	374
14	Helmerich & Payne, Inc.	1,539
24	Hercules Offshore, Inc.*	109
44	Hess Corp.	4,017
30	HollyFrontier Corp.	1,478
5	Hornbeck Offshore Services, Inc.*	226
21	ION Geophysical Corp.*	88
2	Jones Energy, Inc., Class A*	35
23	Key Energy Services, Inc.*	185
99	Kinder Morgan, Inc.	3,306
7	KiOR, Inc., Class A*	3
5	Knightsbridge Tankers Ltd.	66
40	Kodiak Oil & Gas Corp.*	509
15	Kosmos Energy Ltd.*	157
6	Laredo Petroleum, Inc.*	166
26	Magnum Hunter Resources Corp.*	199
106	Marathon Oil Corp.	3,886
45	Marathon Petroleum Corp.	4,023
10	Matador Resources Co.*	249
4	Matrix Service Co.*	131
35	McDermott International, Inc.*	254
5	Midstates Petroleum Co., Inc.*	28
5	Miller Energy Resources, Inc.*	27
2	Mitcham Industries, Inc.*	27
27	Murphy Oil Corp.	1,665
44	Nabors Industries Ltd.	1,154
64	National Oilwell Varco, Inc.	5,240
2	Natural Gas Services Group, Inc.*	60
20	Newfield Exploration Co.*	730
13	Newpark Resources, Inc.*	146
54	Noble Energy, Inc.	3,892
13	Nordic American Tankers Ltd.	106
11	North Atlantic Drilling Ltd.	115
10	Northern Oil and Gas, Inc.*	153
2	Nuverra Environmental Solutions, Inc.*	34
15	Oasis Petroleum, Inc.*	743
121	Occidental Petroleum Corp.	12,063
16	Oceaneering International, Inc.	1,153
8	Oil States International, Inc.*	861
31	ONEOK, Inc.	1,999
1	Panhandle Oil and Gas, Inc., Class A	55
18	Parker Drilling Co.*	116
22	Patterson-UTI Energy, Inc.	728
4	PBF Energy, Inc., Class A	128
5	PDC Energy, Inc.*	321
40	Peabody Energy Corp.	646
8	Penn Virginia Corp.*	121
9	PetroQuest Energy, Inc.*	55
2	PHI, Inc. (Non-Voting)*	89
88	Phillips 66	7,462
9	Pioneer Energy Services Corp.*	143
20	Pioneer Natural Resources Co.	4,203
27	QEP Resources, Inc.	862
19	Quicksilver Resources, Inc.*	46
24	Range Resources Corp.	2,231
3	Renewable Energy Group, Inc.*	30
34	Rentech, Inc.*	79
10	Resolute Energy Corp.*	83
1	REX American Resources Corp.*	70
7	Rex Energy Corp.*	139
7	Rice Energy, Inc.*	222
2	RigNet, Inc.*	95
9	Rosetta Resources, Inc.*	424
19	Rowan Cos. PLC, Class A	588
9	RPC, Inc.	199
3	RSP Permian, Inc.*	81
6	Sanchez Energy Corp.*	207
74	SandRidge Energy, Inc.*	494
199	Schlumberger Ltd.	20,704
28	Scorpio Tankers, Inc.	254
3	SEACOR Holdings, Inc.*	240
53	Seadrill Ltd.	2,014
6	SemGroup Corp., Class A	408
8	Ship Finance International Ltd.	148
10	SM Energy Co.	758
8	Solazyme, Inc.*	80
53	Southwestern Energy Co.*	2,410
100	Spectra Energy Corp.	4,058
8	Stone Energy Corp.*	355
24	Superior Energy Services, Inc.	797
6	Swift Energy Co.*	65
8	Synergy Resources Corp.*	94
5	Targa Resources Corp.	575
6	Teekay Corp.	347
9	Teekay Tankers Ltd., Class A	33
5	Tesco Corp.	107
20	Tesoro Corp.	1,124
12	TETRA Technologies, Inc.*	138
2	TGC Industries, Inc.*	9
7	Tidewater, Inc.	365
10	Triangle Petroleum Corp.*	101
23	Ultra Petroleum Corp.*	621
7	Unit Corp.*	445
13	Uranium Energy Corp.*	23
19	Ur-Energy, Inc.*	24
9	VAALCO Energy, Inc.*	59
82	Valero Energy Corp.	4,596
30	Vantage Drilling Co.*	50
5	W&T Offshore, Inc.	73
11	Warren Resources, Inc.*	50
8	Western Refining, Inc.	328
2	Westmoreland Coal Co.*	61
18	Whiting Petroleum Corp.*	1,293
6	Willbros Group, Inc.*	73
102	Williams Cos., Inc. (The)	4,790
11	World Fuel Services Corp.	510
30	WPX Energy, Inc.*	635
6	ZaZa Energy Corp.*	4
		308,984
	Financials — 12.4%

2	1st Source Corp.	61
4	1st United Bancorp, Inc./FL	33
8	Acadia Realty Trust (REIT)	221
1	Access National Corp.	15
51	ACE Ltd.	5,289
8	Affiliated Managers Group, Inc.*	1,509
70	Aflac, Inc.	4,286
4	AG Mortgage Investment Trust, Inc. (REIT)	76
2	Agree Realty Corp. (REIT)	62
6	Alexander & Baldwin, Inc.	227

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11	Alexandria Real Estate Equities, Inc. (REIT)	$837
3	Alleghany Corp.*	1,263
15	Allied World Assurance Co. Holdings AG	562
65	Allstate Corp. (The)	3,787
8	Altisource Residential Corp. (REIT)	223
7	Ambac Financial Group, Inc.*	197
5	American Assets Trust, Inc. (REIT)	171
16	American Campus Communities, Inc. (REIT)	621
53	American Capital Agency Corp. (REIT)	1,258
40	American Capital Ltd.*	590
8	American Capital Mortgage Investment Corp. (REIT)	163
10	American Equity Investment Life Holding Co.	225
142	American Express Co.	12,993
12	American Financial Group, Inc./OH	701
8	American Homes 4 Rent, Class A (REIT)	141
221	American International Group, Inc.	11,949
1	American National Bankshares, Inc.	22
1	American National Insurance Co.	114
85	American Realty Capital Properties, Inc. (REIT)	1,055
2	American Residential Properties, Inc. (REIT)*	37
59	American Tower Corp. (REIT)	5,288
29	Ameriprise Financial, Inc.	3,266
4	Ameris Bancorp*	84
3	AMERISAFE, Inc.	116
1	Ames National Corp.	23
3	AmREIT, Inc. (REIT)	53
5	AmTrust Financial Services, Inc.	213
142	Annaly Capital Management, Inc. (REIT)	1,674
19	Anworth Mortgage Asset Corp. (REIT)	103
46	Aon PLC	4,137
22	Apartment Investment & Management Co., Class A (REIT)	693
7	Apollo Commercial Real Estate Finance, Inc. (REIT)	117
34	Apollo Investment Corp.	285
5	Apollo Residential Mortgage, Inc. (REIT)	84
20	Arch Capital Group Ltd.*	1,139
44	Ares Capital Corp.	759
3	Ares Commercial Real Estate Corp. (REIT)	38
4	Argo Group International Holdings Ltd.	194
3	Arlington Asset Investment Corp., Class A	83
3	Armada Hoffler Properties, Inc. (REIT)	29
56	ARMOUR Residential REIT, Inc. (REIT)	244
2	Arrow Financial Corp.	52
22	Arthur J. Gallagher & Co.	1,008
2	Artisan Partners Asset Management, Inc., Class A	115
3	Ashford Hospitality Prime, Inc. (REIT)	49
10	Ashford Hospitality Trust, Inc. (REIT)	107
10	Aspen Insurance Holdings Ltd.	459
25	Associated Banc-Corp	431
9	Associated Estates Realty Corp. (REIT)	156
11	Assurant, Inc.	746
24	Assured Guaranty Ltd.	586
13	Astoria Financial Corp.	166
1	AV Homes, Inc.*	17
19	AvalonBay Communities, Inc. (REIT)	2,695
2	Aviv REIT, Inc. (REIT)	55
17	Axis Capital Holdings Ltd.	782
1	Baldwin & Lyons, Inc., Class B	25
4	Banc of California, Inc.	44
1	BancFirst Corp.	59
4	Banco Latinoamericano de Comercio Exterior S.A., Class E	107
5	Bancorp, Inc. (The)/DE*	78
14	BancorpSouth, Inc.	329
7	Bank Mutual Corp.	42
1,613	Bank of America Corp.	24,421
7	Bank of Hawaii Corp.	390
1	Bank of Kentucky Financial Corp. (The)	35
1	Bank of Marin Bancorp	43
174	Bank of New York Mellon Corp. (The)	6,013
5	Bank of the Ozarks, Inc.	295
3	BankFinancial Corp.	30
10	BankUnited, Inc.	325
3	Banner Corp.	115
1	Bar Harbor Bankshares	25
105	BB&T Corp.	3,982
12	BBCN Bancorp, Inc.	183
1	BBX Capital Corp., Class A*	20
5	Beneficial Mutual Bancorp, Inc.*	68
269	Berkshire Hathaway, Inc., Class B*	34,523
4	Berkshire Hills Bancorp, Inc.	90
19	BGC Partners, Inc., Class A	133
28	BioMed Realty Trust, Inc. (REIT)	608
11	BlackRock Kelso Capital Corp.	95
20	BlackRock, Inc.	6,098
1	Blue Capital Reinsurance Holdings Ltd.	18
3	BNC Bancorp	51
2	BofI Holding, Inc.*	154
4	BOK Financial Corp.	251
12	Boston Private Financial Holdings, Inc.	152
23	Boston Properties, Inc. (REIT)	2,776
23	Brandywine Realty Trust (REIT)	352
2	Bridge Bancorp, Inc.	49
1	Bridge Capital Holdings*	23
7	Brixmor Property Group, Inc. (REIT)	152
10	Brookline Bancorp, Inc.	89
18	Brown & Brown, Inc.	543
2	Bryn Mawr Bank Corp.	57
3	Calamos Asset Management, Inc., Class A	37
1	Camden National Corp.	37
13	Camden Property Trust (REIT)	913
10	Campus Crest Communities, Inc. (REIT)	89
4	Capital Bank Financial Corp., Class A*	97
2	Capital City Bank Group, Inc.	26
87	Capital One Financial Corp.	6,863
2	Capital Southwest Corp.	72
1	Capitala Finance Corp.	18
22	Capitol Federal Financial, Inc.	266
14	Capstead Mortgage Corp. (REIT)	184
5	Cardinal Financial Corp.	87
5	Cascade Bancorp*	22
4	Cash America International, Inc.	190
2	CatchMark Timber Trust, Inc., Class A (REIT)	26
12	Cathay General Bancorp	288

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
24	CBL & Associates Properties, Inc. (REIT)	$452
13	CBOE Holdings, Inc.	659
42	CBRE Group, Inc., Class A*	1,253
12	Cedar Realty Trust, Inc. (REIT)	74
2	Center Bancorp, Inc.	37
5	CenterState Banks, Inc.	53
3	Central Pacific Financial Corp.	57
1	Century Bancorp, Inc./MA, Class A	33
35	Chambers Street Properties (REIT)	280
164	Charles Schwab Corp. (The)	4,134
3	Charter Financial Corp./MD	33
4	Chatham Lodging Trust (REIT)	90
4	Chemical Financial Corp.	115
1	Chemung Financial Corp.	29
7	Chesapeake Lodging Trust (REIT)	204
154	Chimera Investment Corp. (REIT)	485
37	Chubb Corp. (The)	3,428
1	CIFC Corp.	9
24	Cincinnati Financial Corp.	1,176
30	CIT Group, Inc.	1,334
455	Citigroup, Inc.	21,644
2	Citizens & Northern Corp.	37
6	Citizens, Inc./TX*	40
2	City Holding Co.	86
7	City National Corp./CA	498
1	Clifton Bancorp, Inc.	12
47	CME Group, Inc.	3,384
4	CNA Financial Corp.	161
2	CNB Financial Corp./PA	33
33	CNO Financial Group, Inc.	532
5	CoBiz Financial, Inc.	52
3	Cohen & Steers, Inc.	121
14	Colony Financial, Inc. (REIT)	310
8	Columbia Banking System, Inc.	198
28	Comerica, Inc.	1,343
12	Commerce Bancshares, Inc./MO	521
18	CommonWealth REIT (REIT)	474
6	Community Bank System, Inc.	213
2	Community Trust Bancorp, Inc.	69
2	CommunityOne Bancorp*	19
1	Consolidated-Tomoka Land Co.	46
3	Consumer Portfolio Services, Inc.*	22
3	CoreSite Realty Corp. (REIT)	95
13	Corporate Office Properties Trust (REIT)	358
17	Corrections Corp. of America (REIT)	553
25	Cousins Properties, Inc. (REIT)	300
15	Cowen Group, Inc., Class A*	62
4	Crawford & Co., Class B	39
1	Credit Acceptance Corp.*	131
50	Crown Castle International Corp. (REIT)	3,836
1	CU Bancorp*	18
21	CubeSmart (REIT)	383
8	Cullen/Frost Bankers, Inc.	599
3	Customers Bancorp, Inc.*	57
14	CVB Financial Corp.	204
3	CyrusOne, Inc. (REIT)	69
24	CYS Investments, Inc. (REIT)	222
47	DCT Industrial Trust, Inc. (REIT)	372
44	DDR Corp. (REIT)	762
6	DFC Global Corp.*	56
29	DiamondRock Hospitality Co. (REIT)	360
20	Digital Realty Trust, Inc. (REIT)	1,150
5	Dime Community Bancshares, Inc.	76
73	Discover Financial Services	4,316
1	Donegal Group, Inc., Class A	15
1	Doral Financial Corp.*	4
21	Douglas Emmett, Inc. (REIT)	596
48	Duke Realty Corp. (REIT)	850
9	DuPont Fabros Technology, Inc. (REIT)	230
8	Dynex Capital, Inc. (REIT)	69
43	E*TRADE Financial Corp.*	876
3	Eagle Bancorp, Inc.*	96
21	East West Bancorp, Inc.	703
5	EastGroup Properties, Inc. (REIT)	318
18	Eaton Vance Corp.	669
17	Education Realty Trust, Inc. (REIT)	178
3	eHealth, Inc.*	110
1	Ellington Residential Mortgage REIT (REIT)	17
1	EMC Insurance Group, Inc.	31
12	Empire State Realty Trust, Inc., Class A (REIT)	197
5	Employers Holdings, Inc.	105
4	Encore Capital Group, Inc.*	173
6	Endurance Specialty Holdings Ltd.	310
1	Enstar Group Ltd.*	141
1	Enterprise Bancorp, Inc./MA	20
3	Enterprise Financial Services Corp.	52
8	EPR Properties (REIT)	431
12	Equity Lifestyle Properties, Inc. (REIT)	525
9	Equity One, Inc. (REIT)	207
54	Equity Residential (REIT)	3,337
4	Erie Indemnity Co., Class A	303
2	ESB Financial Corp.	25
1	ESSA Bancorp, Inc.	11
3	Essent Group Ltd.*	60
9	Essex Property Trust, Inc. (REIT)	1,629
12	EverBank Financial Corp.	229
5	Evercore Partners, Inc., Class A	275
7	Everest Re Group Ltd.	1,120
7	Excel Trust, Inc. (REIT)	92
17	Extra Space Storage, Inc. (REIT)	890
8	EZCORP, Inc., Class A*	98
1	Farmers Capital Bank Corp.*	19
1	FBL Financial Group, Inc., Class A	44
1	FBR & Co.*	26
2	Federal Agricultural Mortgage Corp., Class C	62
10	Federal Realty Investment Trust (REIT)	1,195
14	Federated Investors, Inc., Class B	396
19	FelCor Lodging Trust, Inc. (REIT)	187
2	Fidelity & Guaranty Life	43
41	Fidelity National Financial, Inc., Class A	1,367
2	Fidelity Southern Corp.	27
2	Fidus Investment Corp.	37
20	Fifth Street Finance Corp.	186
131	Fifth Third Bancorp	2,710
7	Financial Engines, Inc.	285
2	Financial Institutions, Inc.	46
16	First American Financial Corp.	448
1	First Bancorp, Inc./ME	16
11	First BanCorp./Puerto Rico*	54
3	First Bancorp/NC	54
11	First Busey Corp.	61
4	First Cash Financial Services, Inc.*	210
1	First Citizens BancShares, Inc., Class A	220
15	First Commonwealth Financial Corp.	129
3	First Community Bancshares, Inc./VA	44
3	First Connecticut Bancorp, Inc./CT	47

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	First Defiance Financial Corp.	$28
9	First Financial Bancorp	146
5	First Financial Bankshares, Inc.	297
2	First Financial Corp./IN	64
4	First Financial Holdings, Inc.	235
2	First Financial Northwest, Inc.	22
36	First Horizon National Corp.	413
16	First Industrial Realty Trust, Inc. (REIT)	297
3	First Interstate BancSystem, Inc.	77
1	First Marblehead Corp. (The)*	4
5	First Merchants Corp.	99
11	First Midwest Bancorp, Inc./IL	176
1	First NBC Bank Holding Co.*	34
53	First Niagara Financial Group, Inc.	456
1	First of Long Island Corp. (The)	39
9	First Potomac Realty Trust (REIT)	118
17	First Republic Bank/CA	865
10	First Security Group, Inc./TN*	21
25	FirstMerit Corp.	467
3	Flagstar Bancorp, Inc.*	51
5	Flushing Financial Corp.	99
23	FNB Corp./PA	282
24	Forest City Enterprises, Inc., Class A*	457
5	Forestar Group, Inc.*	87
1	Fortegra Financial Corp.*	7
2	Fox Chase Bancorp, Inc.	32
2	Franklin Financial Corp./VA*	40
61	Franklin Resources, Inc.	3,368
13	Franklin Street Properties Corp. (REIT)	163
29	Fulton Financial Corp.	347
5	FXCM, Inc., Class A	67
2	Gain Capital Holdings, Inc.	16
1	GAMCO Investors, Inc., Class A	76
14	Gaming and Leisure Properties, Inc. (REIT)	470
1	Garrison Capital, Inc.	15
84	General Growth Properties, Inc. (REIT)	2,002
74	Genworth Financial, Inc., Class A*	1,257
11	Geo Group, Inc. (The) (REIT)	374
2	German American Bancorp, Inc.	54
4	Getty Realty Corp. (REIT)	78
10	GFI Group, Inc.	34
11	Glacier Bancorp, Inc.	289
3	Gladstone Capital Corp.	30
2	Gladstone Commercial Corp. (REIT)	36
4	Gladstone Investment Corp.	31
22	Glimcher Realty Trust (REIT)	242
1	Global Indemnity PLC*	26
69	Goldman Sachs Group, Inc. (The)	11,027
6	Golub Capital BDC, Inc.	102
8	Government Properties Income Trust (REIT)	204
15	Gramercy Property Trust, Inc. (REIT)	88
2	Great Southern Bancorp, Inc.	59
4	Green Dot Corp., Class A*	73
4	Greenhill & Co., Inc.	199
4	Greenlight Capital Re Ltd., Class A*	127
3	GSV Capital Corp.*	28
2	Guaranty Bancorp	28
2	Hallmark Financial Services, Inc.*	20
5	Hampton Roads Bankshares, Inc.*	8
13	Hancock Holding Co.	439
5	Hanmi Financial Corp.	107
3	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	42
7	Hanover Insurance Group, Inc. (The)	420
68	Hartford Financial Services Group, Inc. (The)	2,356
15	Hatteras Financial Corp. (REIT)	304
15	HCC Insurance Holdings, Inc.	705
1	HCI Group, Inc.	39
68	HCP, Inc. (REIT)	2,839
43	Health Care REIT, Inc. (REIT)	2,719
1	Health Insurance Innovations, Inc., Class A*	10
14	Healthcare Realty Trust, Inc. (REIT)	349
18	Healthcare Trust of America, Inc., Class A (REIT)	218
2	Heartland Financial USA, Inc.	48
9	Hercules Technology Growth Capital, Inc.	137
3	Heritage Commerce Corp.	24
4	Heritage Financial Corp./WA	63
3	Heritage Oaks Bancorp*	22
30	Hersha Hospitality Trust (REIT)	190
5	HFF, Inc., Class A	162
13	Highwoods Properties, Inc. (REIT)	528
10	Hilltop Holdings, Inc.*	207
1	Home Bancorp, Inc.*	21
7	Home BancShares, Inc./AR	214
11	Home Loan Servicing Solutions Ltd.	245
9	Home Properties, Inc. (REIT)	560
2	HomeStreet, Inc.	36
3	HomeTrust Bancshares, Inc.*	45
6	Horace Mann Educators Corp.	175
1	Horizon Bancorp/IN	21
1	Horizon Technology Finance Corp.	14
22	Hospitality Properties Trust (REIT)	638
111	Host Hotels & Resorts, Inc. (REIT)	2,450
6	Howard Hughes Corp. (The)*	888
79	Hudson City Bancorp, Inc.	772
8	Hudson Pacific Properties, Inc. (REIT)	190
2	Hudson Valley Holding Corp.	36
125	Huntington Bancshares, Inc./OH	1,159
5	Iberiabank Corp.	312
6	ICG Group, Inc.*	116
3	Imperial Holdings, Inc.*	20
1	Independence Holding Co.	14
4	Independent Bank Corp./MA	145
1	Independent Bank Group, Inc.	47
2	Infinity Property & Casualty Corp.	128
13	Inland Real Estate Corp. (REIT)	138
7	Interactive Brokers Group, Inc., Class A	161
17	IntercontinentalExchange Group, Inc.	3,339
8	International Bancshares Corp.	193
3	Intervest Bancshares Corp.	22
2	INTL FCStone, Inc.*	37
67	Invesco Ltd.	2,459
19	Invesco Mortgage Capital, Inc. (REIT)	337
6	Investment Technology Group, Inc.*	115
19	Investors Bancorp, Inc.	205
16	Investors Real Estate Trust (REIT)	142
13	iStar Financial, Inc. (REIT)*	188
22	Janus Capital Group, Inc.	257
2	JAVELIN Mortgage Investment Corp. (REIT)	27
2	JGWPT Holdings, Inc., Class A*	21
2	JMP Group, Inc.	13
7	Jones Lang LaSalle, Inc.	849
566	JPMorgan Chase & Co.	31,453
1	Kansas City Life Insurance Co.	43
4	KCAP Financial, Inc.	32

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11	KCG Holdings, Inc., Class A*	$132
2	Kearny Financial Corp.*	28
7	Kemper Corp.	245
10	Kennedy-Wilson Holdings, Inc.	248
138	KeyCorp	1,889
12	Kilroy Realty Corp. (REIT)	727
61	Kimco Realty Corp. (REIT)	1,398
20	Kite Realty Group Trust (REIT)	124
2	Ladder Capital Corp., Class A*	37
15	Ladenburg Thalmann Financial Services, Inc.*	45
6	Lakeland Bancorp, Inc.	65
2	Lakeland Financial Corp.	72
16	LaSalle Hotel Properties (REIT)	528
1	LCNB Corp.	15
16	Legg Mason, Inc.	781
44	Leucadia National Corp.	1,129
27	Lexington Realty Trust (REIT)	306
19	Liberty Property Trust (REIT)	735
40	Lincoln National Corp.	1,918
46	Loews Corp.	1,984
8	LPL Financial Holdings, Inc.	375
5	LTC Properties, Inc. (REIT)	199
19	M&T Bank Corp.	2,306
4	Macatawa Bank Corp.	20
21	Macerich Co. (The) (REIT)	1,387
13	Mack-Cali Realty Corp. (REIT)	283
7	Maiden Holdings Ltd.	86
6	Main Street Capital Corp.	186
3	MainSource Financial Group, Inc.	50
2	Manning & Napier, Inc.	34
1	Marcus & Millichap, Inc.*	20
2	Markel Corp.*	1,280
6	MarketAxess Holdings, Inc.	320
1	Marlin Business Services Corp.	21
82	Marsh & McLennan Cos., Inc.	4,122
8	MB Financial, Inc.	215
21	MBIA, Inc.*	247
11	MCG Capital Corp.	38
41	McGraw Hill Financial, Inc.	3,353
7	Meadowbrook Insurance Group, Inc.	48
3	Medallion Financial Corp.	41
26	Medical Properties Trust, Inc. (REIT)	352
7	Medley Capital Corp.	87
3	Mercantile Bank Corp.	64
1	Merchants Bancshares, Inc./VT	30
4	Mercury General Corp.	189
1	Meridian Interstate Bancorp, Inc.*	26
1	Meta Financial Group, Inc.	37
134	MetLife, Inc.	6,825
2	Metro Bancorp, Inc.*	44
54	MFA Financial, Inc. (REIT)	444
49	MGIC Investment Corp.*	416
11	Mid-America Apartment Communities, Inc. (REIT)	796
1	Middleburg Financial Corp.	18
1	MidSouth Bancorp, Inc.	19
1	MidWestOne Financial Group, Inc.	24
8	Monmouth Real Estate Investment Corp., Class A (REIT)	76
6	Montpelier Re Holdings Ltd.	189
29	Moody’s Corp.	2,481
228	Morgan Stanley	7,036
18	MSCI, Inc.*	777
3	MVC Capital, Inc.	38
1	NASB Financial, Inc.	23
17	NASDAQ OMX Group, Inc. (The)	644
7	National Bank Holdings Corp., Class A	137
1	National Bankshares, Inc.	32
4	National Health Investors, Inc. (REIT)	251
1	National Interstate Corp.	28
18	National Penn Bancshares, Inc.	185
18	National Retail Properties, Inc. (REIT)	630
3	Nationstar Mortgage Holdings, Inc.*	105
66	Navient Corp.*	1,043
2	Navigators Group, Inc. (The)*	125
7	NBT Bancorp, Inc.	159
3	Nelnet, Inc., Class A	124
7	New Mountain Finance Corp.	100
42	New Residential Investment Corp. (REIT)	266
66	New York Community Bancorp, Inc.	1,008
14	New York Mortgage Trust, Inc. (REIT)	111
4	NewBridge Bancorp*	30
4	NewStar Financial, Inc.*	54
3	NGP Capital Resources Co.	19
2	Nicholas Financial, Inc.	29
36	Northern Trust Corp.	2,174
8	Northfield Bancorp, Inc.	104
1	Northrim BanCorp, Inc.	25
55	NorthStar Realty Finance Corp. (REIT)	910
14	Northwest Bancshares, Inc.	186
2	OceanFirst Financial Corp.	33
16	Ocwen Financial Corp.*	561
7	OFG Bancorp	126
16	Old National Bancorp/IN	216
39	Old Republic International Corp.	667
18	Omega Healthcare Investors, Inc. (REIT)	664
2	OmniAmerican Bancorp, Inc.	48
2	One Liberty Properties, Inc. (REIT)	43
3	OneBeacon Insurance Group Ltd., Class A	46
1	Oppenheimer Holdings, Inc., Class A	23
7	Oritani Financial Corp.	105
3	Pacific Continental Corp.	41
2	Pacific Premier Bancorp, Inc.*	28
14	PacWest Bancorp	566
1	Palmetto Bancshares, Inc.*	13
2	Park National Corp.	149
7	Park Sterling Corp.	45
9	Parkway Properties, Inc./MD (REIT)	180
8	PartnerRe Ltd.	859
2	Peapack Gladstone Financial Corp.	40
9	Pebblebrook Hotel Trust (REIT)	320
2	PennantPark Floating Rate Capital Ltd.	28
10	PennantPark Investment Corp.	111
1	Penns Woods Bancorp, Inc.	46
10	Pennsylvania Real Estate Investment Trust (REIT)	180
2	PennyMac Financial Services, Inc., Class A*	32
11	PennyMac Mortgage Investment Trust (REIT)	232
2	Peoples Bancorp, Inc./OH	49
46	People’s United Financial, Inc.	661
9	PHH Corp.*	229
1	Phoenix Cos., Inc. (The)*	48
5	Physicians Realty Trust (REIT)	69
3	PICO Holdings, Inc.*	70
24	Piedmont Office Realty Trust, Inc., Class A (REIT)	447

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Pinnacle Financial Partners, Inc.	$173
2	Piper Jaffray Cos.*	88
4	Platinum Underwriters Holdings Ltd.	257
26	Plum Creek Timber Co., Inc. (REIT)	1,173
79	PNC Financial Services Group, Inc. (The)	6,736
15	Popular, Inc.*	453
8	Portfolio Recovery Associates, Inc.*	446
8	Post Properties, Inc. (REIT)	409
6	Potlatch Corp. (REIT)	241
2	Preferred Bank/CA*	45
9	Primerica, Inc.	405
44	Principal Financial Group, Inc.	2,058
10	PrivateBancorp, Inc.	267
9	ProAssurance Corp.	409
90	Progressive Corp. (The)	2,253
75	Prologis, Inc. (REIT)	3,113
47	Prospect Capital Corp.	467
10	Prosperity Bancshares, Inc.	581
12	Protective Life Corp.	628
1	Provident Financial Holdings, Inc.	15
9	Provident Financial Services, Inc.	152
69	Prudential Financial, Inc.	5,669
3	PS Business Parks, Inc. (REIT)	253
21	Public Storage (REIT)	3,620
2	Pzena Investment Management, Inc., Class A	21
2	QTS Realty Trust, Inc., Class A (REIT)	58
29	Radian Group, Inc.	418
12	RAIT Financial Trust (REIT)	94
10	Ramco-Gershenson Properties Trust (REIT)	166
18	Raymond James Financial, Inc.	871
19	Rayonier, Inc. (REIT)	904
2	RE/MAX Holdings, Inc., Class A	57
18	Realogy Holdings Corp.*	669
33	Realty Income Corp. (REIT)	1,429
12	Redwood Trust, Inc. (REIT)	234
14	Regency Centers Corp. (REIT)	748
1	Regional Management Corp.*	14
211	Regions Financial Corp.	2,150
11	Reinsurance Group of America, Inc.	860
6	RenaissanceRe Holdings Ltd.	625
5	Renasant Corp.	138
1	Republic Bancorp, Inc./KY, Class A	23
2	Resource America, Inc., Class A	17
19	Resource Capital Corp. (REIT)	109
11	Retail Opportunity Investments Corp. (REIT)	174
20	Retail Properties of America, Inc., Class A (REIT)	301
3	Rexford Industrial Realty, Inc. (REIT)	42
6	RLI Corp.	268
20	RLJ Lodging Trust (REIT)	554
4	Rouse Properties, Inc. (REIT)	65
7	Ryman Hospitality Properties, Inc. (REIT)	323
4	S&T Bancorp, Inc.	97
7	Sabra Health Care REIT, Inc. (REIT)	205
3	Safeguard Scientifics, Inc.*	57
2	Safety Insurance Group, Inc.	103
4	Sandy Spring Bancorp, Inc.	95
13	Santander Consumer USA Holdings, Inc.	255
1	Saul Centers, Inc. (REIT)	48
2	Seacoast Banking Corp. of Florida*	21
22	SEI Investments Co.	724
4	Select Income REIT (REIT)	115
8	Selective Insurance Group, Inc.	190
30	Senior Housing Properties Trust (REIT)	719
2	Sierra Bancorp	32
7	Signature Bank/NY*	811
2	Silver Bay Realty Trust Corp. (REIT)	32
1	Silvercrest Asset Management Group, Inc., Class A	17
2	Simmons First National Corp., Class A	81
46	Simon Property Group, Inc. (REIT)	7,657
14	SL Green Realty Corp. (REIT)	1,533
66	SLM Corp.	568
7	Solar Capital Ltd.	146
2	Solar Senior Capital Ltd.	34
3	Southside Bancshares, Inc.	77
3	Southwest Bancorp, Inc./OK	52
5	Sovran Self Storage, Inc. (REIT)	384
60	Spirit Realty Capital, Inc. (REIT)	677
4	Springleaf Holdings, Inc.*	94
10	St. Joe Co. (The)*	235
7	STAG Industrial, Inc. (REIT)	168
7	StanCorp Financial Group, Inc.	421
33	Starwood Property Trust, Inc. (REIT)	805
6	Starwood Waypoint Residential Trust (REIT)*	164
2	State Auto Financial Corp.	43
5	State Bank Financial Corp.	81
65	State Street Corp.	4,243
12	Sterling Bancorp/DE	136
3	Stewart Information Services Corp.	96
10	Stifel Financial Corp.*	452
2	Stock Yards Bancorp, Inc.	57
1	Stonegate Mortgage Corp.*	15
27	Strategic Hotels & Resorts, Inc. (REIT)*	294
2	Suffolk Bancorp*	45
12	Summit Hotel Properties, Inc. (REIT)	120
6	Sun Bancorp, Inc./NJ*	23
6	Sun Communities, Inc. (REIT)	291
27	Sunstone Hotel Investors, Inc. (REIT)	397
81	SunTrust Banks, Inc.	3,104
28	Susquehanna Bancshares, Inc.	277
8	SVB Financial Group*	844
4	SWS Group, Inc.*	29
12	Symetra Financial Corp.	250
21	Synovus Financial Corp.	484
39	T. Rowe Price Group, Inc.	3,180
3	Talmer Bancorp, Inc., Class A*	41
14	Tanger Factory Outlet Centers, Inc. (REIT)	496
10	Taubman Centers, Inc. (REIT)	749
3	Taylor Capital Group, Inc.*	64
25	TCF Financial Corp.	397
5	TCP Capital Corp.	86
35	TD Ameritrade Holding Corp.	1,062
2	Tejon Ranch Co.*	61
5	Terreno Realty Corp. (REIT)	97
2	Territorial Bancorp, Inc.	41
6	Texas Capital Bancshares, Inc.*	307
12	TFS Financial Corp.*	162
4	Third Point Reinsurance Ltd.*	61
5	THL Credit, Inc.	67
8	TICC Capital Corp.	78
2	Tompkins Financial Corp.	92
13	Torchmark Corp.	1,052
9	Tower Group International Ltd.	19

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	TowneBank/VA	$62
53	Travelers Cos., Inc. (The)	4,953
1	Tree.com, Inc.*	25
4	Triangle Capital Corp.	105
2	Trico Bancshares	46
1	Tristate Capital Holdings, Inc.*	13
14	TrustCo Bank Corp./NY	90
10	Trustmark Corp.	232
55	Two Harbors Investment Corp. (REIT)	579
277	U.S. Bancorp/MN	11,687
38	UDR, Inc. (REIT)	1,046
5	UMB Financial Corp.	276
3	UMH Properties, Inc. (REIT)	30
25	Umpqua Holdings Corp.	414
6	Union Bankshares Corp.	150
10	United Bankshares, Inc./WV	303
6	United Community Banks, Inc./GA*	92
7	United Community Financial Corp./OH*	28
8	United Financial Bancorp, Inc.	108
3	United Fire Group, Inc.	83
2	Universal Health Realty Income Trust (REIT)	87
4	Universal Insurance Holdings, Inc.	50
2	Univest Corp. of Pennsylvania	42
40	Unum Group	1,356
4	Urstadt Biddle Properties, Inc., Class A (REIT)	83
14	Validus Holdings Ltd.	523
30	Valley National Bancorp	291
2	VantageSouth Bancshares, Inc.*	12
44	Ventas, Inc. (REIT)	2,939
6	ViewPoint Financial Group, Inc.	149
1	Virtus Investment Partners, Inc.*	184
28	Vornado Realty Trust (REIT)	2,998
11	Voya Financial, Inc.	394
15	W. R. Berkley Corp.	669
13	Waddell & Reed Financial, Inc., Class A	785
2	Walker & Dunlop, Inc.*	30
6	Walter Investment Management Corp.*	173
16	Washington Federal, Inc.	333
23	Washington Prime Group, Inc. (REIT)*	457
10	Washington Real Estate Investment Trust (REIT)	258
2	Washington Trust Bancorp, Inc.	68
1	Waterstone Financial, Inc.	11
14	Webster Financial Corp.	419
18	Weingarten Realty Investors (REIT)	572
722	Wells Fargo & Co.	36,663
4	WesBanco, Inc.	118
2	West Bancorp., Inc.	29
4	Westamerica Bancorp.	196
11	Western Alliance Bancorp.*	252
6	Western Asset Mortgage Capital Corp. (REIT)	87
3	Westfield Financial, Inc.	22
1	Westwood Holdings Group, Inc.	59
87	Weyerhaeuser Co. (REIT)	2,734
1	White Mountains Insurance Group Ltd.	591
1	WhiteHorse Finance, Inc.	14
3	Whitestone REIT (REIT)	43
10	Wilshire Bancorp, Inc.	101
5	Winthrop Realty Trust (REIT)	75
6	Wintrust Financial Corp.	261
15	WisdomTree Investments, Inc.*	156
1	World Acceptance Corp.*	79
9	WP Carey, Inc. (REIT)	573
1	WSFS Financial Corp.	68
41	XL Group PLC	1,331
2	Yadkin Financial Corp.*	38
1	ZAIS Financial Corp. (REIT)	16
28	Zions Bancorp.	801
		550,768
	Health Care — 9.3%

3	Abaxis, Inc.	124
233	Abbott Laboratories	9,322
237	AbbVie, Inc.	12,876
6	Abiomed, Inc.*	137
5	Acadia Healthcare Co., Inc.*	213
12	ACADIA Pharmaceuticals, Inc.*	248
2	Accelerate Diagnostics, Inc.*	48
1	Acceleron Pharma, Inc.*	30
11	Accuray, Inc.*	97
3	AcelRx Pharmaceuticals, Inc.*	28
14	Achillion Pharmaceuticals, Inc.*	38
6	Acorda Therapeutics, Inc.*	197
26	Actavis PLC*	5,500
1	Addus HomeCare Corp.*	23
4	Aegerion Pharmaceuticals, Inc.*	131
1	Aerie Pharmaceuticals, Inc.*	16
53	Aetna, Inc.	4,110
11	Affymetrix, Inc.*	91
52	Agilent Technologies, Inc.	2,961
1	Agios Pharmaceuticals, Inc.*	35
6	Air Methods Corp.*	289
9	Akorn, Inc.*	252
3	Albany Molecular Research, Inc.*	47
12	Alere, Inc.*	429
29	Alexion Pharmaceuticals, Inc.*	4,823
11	Align Technology, Inc.*	601
3	Alimera Sciences, Inc.*	18
20	Alkermes PLC*	916
44	Allergan, Inc.	7,368
1	Alliance HealthCare Services, Inc.*	30
27	Allscripts Healthcare Solutions, Inc.*	398
1	Almost Family, Inc.*	21
9	Alnylam Pharmaceuticals, Inc.*	534
9	Alphatec Holdings, Inc.*	13
3	AMAG Pharmaceuticals, Inc.*	55
5	Amedisys, Inc.*	73
35	AmerisourceBergen Corp.	2,561
112	Amgen, Inc.	12,991
5	Amicus Therapeutics, Inc.*	12
7	AMN Healthcare Services, Inc.*	78
6	Ampio Pharmaceuticals, Inc.*	46
5	Amsurg Corp.*	226
4	Anacor Pharmaceuticals, Inc.*	54
2	Analogic Corp.	137
4	AngioDynamics, Inc.*	57
2	Anika Therapeutics, Inc.*	94
17	Antares Pharma, Inc.*	50
1	Aratana Therapeutics, Inc.*	14
33	Arena Pharmaceuticals, Inc.*	203
1	Argos Therapeutics, Inc.*	8
28	ARIAD Pharmaceuticals, Inc.*	181
9	Arqule, Inc.*	13
19	Array BioPharma, Inc.*	80
5	athenahealth, Inc.*	635
4	AtriCure, Inc.*	66
1	Auspex Pharmaceuticals, Inc.*	21
7	Auxilium Pharmaceuticals, Inc.*	157

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
24	AVANIR Pharmaceuticals, Inc., Class A*	$127
8	AVEO Pharmaceuticals, Inc.*	9
81	Baxter International, Inc.	6,027
29	Becton, Dickinson and Co.	3,413
1	BIND Therapeutics, Inc.*	8
6	BioDelivery Sciences International, Inc.*	57
36	Biogen Idec, Inc.*	11,497
5	Biolase, Inc.*	9
21	BioMarin Pharmaceutical, Inc.*	1,217
3	Bio-Rad Laboratories, Inc., Class A*	362
4	Bio-Reference Labs, Inc.*	107
9	BioScrip, Inc.*	71
6	BioTime, Inc.*	17
1	Bluebird Bio, Inc.*	23
202	Boston Scientific Corp.*	2,592
246	Bristol-Myers Squibb Co.	12,236
15	Brookdale Senior Living, Inc.*	499
16	Bruker Corp.*	335
11	C.R. Bard, Inc.	1,627
4	Cambrex Corp.*	86
5	Cantel Medical Corp.	174
4	Capital Senior Living Corp.*	95
1	Cara Therapeutics, Inc.*	14
51	Cardinal Health, Inc.	3,602
4	Cardiovascular Systems, Inc.*	112
31	CareFusion Corp.*	1,331
31	Catamaran Corp.*	1,357
62	Celgene Corp.*	9,488
19	Cell Therapeutics, Inc.*	56
1	Celladon Corp.*	9
13	Celldex Therapeutics, Inc.*	190
1	Cellular Dynamics International, Inc.*	11
3	Cempra, Inc.*	28
8	Centene Corp.*	596
10	Cepheid, Inc.*	450
44	Cerner Corp.*	2,378
10	Cerus Corp.*	42
7	Charles River Laboratories International, Inc.*	375
12	Chelsea Therapeutics International Ltd.*	78
3	Chemed Corp.	264
4	ChemoCentryx, Inc.*	21
2	Chimerix, Inc.*	37
2	Chindex International, Inc.*	47
40	Cigna Corp.	3,591
3	Clovis Oncology, Inc.*	154
17	Community Health Systems, Inc.*	710
2	Computer Programs & Systems, Inc.	127
1	Conatus Pharmaceuticals, Inc.*	6
1	Concert Pharmaceuticals, Inc.*	9
4	CONMED Corp.	180
7	Cooper Cos., Inc. (The)	903
8	Corcept Therapeutics, Inc.*	18
5	Coronado Biosciences, Inc.*	9
2	Corvel Corp.*	94
8	Covance, Inc.*	671
70	Covidien PLC	5,118
4	Cross Country Healthcare, Inc.*	23
4	CryoLife, Inc.	35
10	Cubist Pharmaceuticals, Inc.*	666
13	Curis, Inc.*	23
2	Cutera, Inc.*	20
4	Cyberonics, Inc.*	243
3	Cynosure, Inc., Class A*	65
5	Cytokinetics, Inc.*	25
9	Cytori Therapeutics, Inc.*	22
28	DaVita HealthCare Partners, Inc.*	1,976
24	Dendreon Corp.*	52
21	DENTSPLY International, Inc.	993
8	Depomed, Inc.*	95
3	Derma Sciences, Inc.*	31
11	DexCom, Inc.*	371
1	Dicerna Pharmaceuticals, Inc.*	16
2	Durata Therapeutics, Inc.*	32
20	Dyax Corp.*	165
39	Dynavax Technologies Corp.*	56
1	Eagle Pharmaceuticals, Inc./DE*	12
16	Edwards Lifesciences Corp.*	1,299
1	Egalet Corp.*	13
1	Eleven Biotherapeutics, Inc.*	11
148	Eli Lilly & Co.	8,859
4	Emergent Biosolutions, Inc.*	87
6	Emeritus Corp.*	188
1	Enanta Pharmaceuticals, Inc.*	38
20	Endo International PLC*	1,412
5	Endocyte, Inc.*	32
9	Endologix, Inc.*	118
3	Ensign Group, Inc. (The)	141
7	Envision Healthcare Holdings, Inc.*	241
6	Enzon Pharmaceuticals, Inc.	5
1	Epizyme, Inc.*	24
1	Esperion Therapeutics, Inc.*	15
12	Exact Sciences Corp.*	162
1	Exactech, Inc.*	23
5	ExamWorks Group, Inc.*	148
29	Exelixis, Inc.*	96
116	Express Scripts Holding Co.*	8,290
3	Fibrocell Science, Inc.*	9
1	Five Prime Therapeutics, Inc.*	13
6	Five Star Quality Care, Inc.*	32
1	Flexion Therapeutics, Inc.*	13
4	Fluidigm Corp.*	111
40	Forest Laboratories, Inc.*	3,791
1	Foundation Medicine, Inc.*	24
1	Furiex Pharmaceuticals, Inc.*	103
18	Galena Biopharma, Inc.*	41
5	GenMark Diagnostics, Inc.*	55
1	Genocea Biosciences, Inc.*	19
3	Genomic Health, Inc.*	78
5	Gentiva Health Services, Inc.*	68
23	Geron Corp.*	48
228	Gilead Sciences, Inc.*	18,516
8	Globus Medical, Inc., Class A*	193
1	GlycoMimetics, Inc.*	7
4	Greatbatch, Inc.*	187
4	GTx, Inc.*	7
8	Haemonetics Corp.*	272
14	Halozyme Therapeutics, Inc.*	111
5	Hanger, Inc.*	152
1	Harvard Apparatus Regenerative Technology, Inc.*	8
4	Harvard Bioscience, Inc.*	16
40	HCA Holdings, Inc.*	2,120
12	Health Net, Inc.*	480
13	HealthSouth Corp.	457
3	HealthStream, Inc.*	77
5	Healthways, Inc.*	86
2	HeartWare International, Inc.*	180
13	Henry Schein, Inc.*	1,555
9	Hill-Rom Holdings, Inc.	357

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
13	HMS Holdings Corp.*	$244
40	Hologic, Inc.*	978
9	Horizon Pharma, Inc.*	128
25	Hospira, Inc.*	1,229
24	Humana, Inc.	2,987
1	Hyperion Therapeutics, Inc.*	29
2	ICU Medical, Inc.*	120
17	Idenix Pharmaceuticals, Inc.*	107
8	IDEXX Laboratories, Inc.*	1,028
19	Illumina, Inc.*	3,007
13	ImmunoGen, Inc.*	154
12	Immunomedics, Inc.*	40
10	Impax Laboratories, Inc.*	278
15	Incyte Corp.*	743
7	Infinity Pharmaceuticals, Inc.*	71
1	Inogen, Inc.*	17
5	Insmed, Inc.*	66
8	Insulet Corp.*	293
1	Insys Therapeutics, Inc.*	26
3	Integra LifeSciences Holdings Corp.*	135
1	Intercept Pharmaceuticals, Inc.*	237
15	InterMune, Inc.*	594
2	Intrexon Corp.*	42
6	Intuitive Surgical, Inc.*	2,218
5	Invacare Corp.	82
3	IPC The Hospitalist Co., Inc.*	131
16	Ironwood Pharmaceuticals, Inc.*	229
17	Isis Pharmaceuticals, Inc.*	497
8	Jazz Pharmaceuticals PLC*	1,135
420	Johnson & Johnson	42,613
2	KaloBios Pharmaceuticals, Inc.*	4
1	Karyopharm Therapeutics, Inc.*	26
13	Keryx Biopharmaceuticals, Inc.*	172
2	Kindred Biosciences, Inc.*	34
8	Kindred Healthcare, Inc.	199
2	KYTHERA Biopharmaceuticals, Inc.*	67
13	Laboratory Corp. of America Holdings*	1,334
1	Landauer, Inc.	47
3	Lannett Co., Inc.*	125
1	LDR Holding Corp.*	24
34	Lexicon Pharmaceuticals, Inc.*	45
2	LHC Group, Inc.*	41
7	LifePoint Hospitals, Inc.*	429
3	Ligand Pharmaceuticals, Inc.*	200
6	Luminex Corp.*	102
1	MacroGenics, Inc.*	19
4	Magellan Health Services, Inc.*	244
9	Mallinckrodt PLC*	700
22	MannKind Corp.*	196
7	Masimo Corp.*	172
34	McKesson Corp.	6,448
9	MedAssets, Inc.*	211
2	Medical Action Industries, Inc.*	14
9	Medicines Co. (The)*	251
8	Medidata Solutions, Inc.*	309
11	Medivation, Inc.*	801
15	MEDNAX, Inc.*	864
152	Medtronic, Inc.	9,277
2	MEI Pharma, Inc.*	12
452	Merck & Co., Inc.	26,153
10	Merge Healthcare, Inc.*	22
6	Meridian Bioscience, Inc.	122
6	Merit Medical Systems, Inc.*	84
14	Merrimack Pharmaceuticals, Inc.*	109
5	Mettler-Toledo International, Inc.*	1,225
14	MiMedx Group, Inc.*	77
4	Molina Healthcare, Inc.*	172
7	Momenta Pharmaceuticals, Inc.*	87
2	MWI Veterinary Supply, Inc.*	279
57	Mylan, Inc.*	2,841
11	Myriad Genetics, Inc.*	365
8	Nanosphere, Inc.*	11
2	National Healthcare Corp.	108
1	National Research Corp., Class A*	15
5	Natus Medical, Inc.*	123
18	Navidea Biopharmaceuticals, Inc.*	29
19	Nektar Therapeutics*	223
5	Neogen Corp.*	189
5	NeoGenomics, Inc.*	17
11	Neurocrine Biosciences, Inc.*	153
3	NewLink Genetics Corp.*	62
28	Novavax, Inc.*	132
15	NPS Pharmaceuticals, Inc.*	467
7	NuVasive, Inc.*	233
9	NxStage Medical, Inc.*	124
5	Omeros Corp.*	58
15	Omnicare, Inc.	953
5	Omnicell, Inc.*	133
2	OncoGenex Pharmaceutical, Inc.*	8
1	OncoMed Pharmaceuticals, Inc.*	23
1	Onconova Therapeutics, Inc.*	5
1	Ophthotech Corp.*	41
28	OPKO Health, Inc.*	241
8	OraSure Technologies, Inc.*	51
17	Orexigen Therapeutics, Inc.*	110
3	Orthofix International N.V.*	95
2	Osiris Therapeutics, Inc.*	31
2	OvaScience, Inc.*	14
9	Owens & Minor, Inc.	312
1	Oxford Immunotec Global PLC*	17
8	Pacific Biosciences of California, Inc.*	40
4	Pacira Pharmaceuticals, Inc.*	310
9	PAREXEL International Corp.*	454
13	Patterson Cos., Inc.	509
24	PDL BioPharma, Inc.	225
26	Peregrine Pharmaceuticals, Inc.*	48
17	PerkinElmer, Inc.	764
3	Pernix Therapeutics Holdings, Inc.*	21
19	Perrigo Co. PLC	2,626
1,001	Pfizer, Inc.	29,660
9	Pharmacyclics, Inc.*	799
4	PharMerica Corp.*	109
2	PhotoMedex, Inc.*	25
2	Portola Pharmaceuticals, Inc.*	44
4	Pozen, Inc.*	34
5	Premier, Inc., Class A*	148
8	Prestige Brands Holdings, Inc.*	274
10	Progenics Pharmaceuticals, Inc.*	41
2	Prothena Corp. PLC*	42
2	Providence Service Corp. (The)*	80
2	PTC Therapeutics, Inc.*	47
3	Puma Biotechnology, Inc.*	229
35	QIAGEN N.V.*	804
6	Quality Systems, Inc.	93
22	Quest Diagnostics, Inc.	1,318
8	Questcor Pharmaceuticals, Inc.	721
4	Quidel Corp.*	91
4	Quintiles Transnational Holdings, Inc.*	204
9	Raptor Pharmaceutical Corp.*	74
1	Receptos, Inc.*	30
12	Regeneron Pharmaceuticals, Inc.*	3,684
2	Regulus Therapeutics, Inc.*	13

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Relypsa, Inc.*	$23
5	Repligen Corp.*	96
3	Repros Therapeutics, Inc.*	49
21	ResMed, Inc.	1,051
3	Retrophin, Inc.*	44
1	Revance Therapeutics, Inc.*	31
13	Rigel Pharmaceuticals, Inc.*	43
6	Rockwell Medical, Inc.*	68
8	RTI Surgical, Inc.*	35
3	Sagent Pharmaceuticals, Inc.*	67
9	Salix Pharmaceuticals Ltd.*	1,027
10	Sangamo BioSciences, Inc.*	131
6	Sarepta Therapeutics, Inc.*	202
8	Sciclone Pharmaceuticals, Inc.*	40
15	Seattle Genetics, Inc.*	501
7	Select Medical Holdings Corp.	106
17	Sequenom, Inc.*	52
6	SIGA Technologies, Inc.*	16
8	Sirona Dental Systems, Inc.*	602
3	Skilled Healthcare Group, Inc., Class A*	20
6	Spectranetics Corp. (The)*	129
9	Spectrum Pharmaceuticals, Inc.*	70
42	St. Jude Medical, Inc.	2,726
5	Staar Surgical Co.*	77
1	Stemline Therapeutics, Inc.*	15
9	STERIS Corp.	482
50	Stryker Corp.	4,224
2	Sucampo Pharmaceuticals, Inc., Class A*	15
6	Sunesis Pharmaceuticals, Inc.*	31
3	Supernus Pharmaceuticals, Inc.*	27
2	Surgical Care Affiliates, Inc.*	58
2	SurModics, Inc.*	43
6	Symmetry Medical, Inc.*	53
3	Synageva BioPharma Corp.*	243
12	Synergy Pharmaceuticals, Inc.*	52
7	Synta Pharmaceuticals Corp.*	29
1	Tandem Diabetes Care, Inc.*	16
4	Targacept, Inc.*	15
10	Team Health Holdings, Inc.*	508
4	TearLab Corp.*	20
6	Techne Corp.	527
6	Teleflex, Inc.	640
15	Tenet Healthcare Corp.*	705
2	TESARO, Inc.*	53
1	TetraLogic Pharmaceuticals Corp.*	4
2	Tetraphase Pharmaceuticals, Inc.*	21
3	TG Therapeutics, Inc.*	20
13	TherapeuticsMD, Inc.*	53
12	Theravance, Inc.*	344
58	Thermo Fisher Scientific, Inc.	6,781
9	Thoratec Corp.*	298
7	Threshold Pharmaceuticals, Inc.*	27
4	Tornier N.V.*	86
1	Trevena, Inc.*	4
4	Triple-S Management Corp., Class B*	71
2	U.S. Physical Therapy, Inc.	67
1	Ultragenyx Pharmaceutical, Inc.*	38
15	Unilife Corp.*	43
7	United Therapeutics Corp.*	670
153	UnitedHealth Group, Inc.	12,183
6	Universal American Corp.	47
14	Universal Health Services, Inc., Class B	1,254
5	Vanda Pharmaceuticals, Inc.*	51
16	Varian Medical Systems, Inc.*	1,319
2	Vascular Solutions, Inc.*	41
13	VCA Antech, Inc.*	437
2	Veeva Systems, Inc., Class A*	42
1	Veracyte, Inc.*	15
3	Verastem, Inc.*	28
35	Vertex Pharmaceuticals, Inc.*	2,529
11	Vical, Inc.*	13
15	VIVUS, Inc.*	74
3	Vocera Communications, Inc.*	39
8	Volcano Corp.*	139
13	Waters Corp.*	1,302
7	WellCare Health Plans, Inc.*	542
42	WellPoint, Inc.	4,551
10	West Pharmaceutical Services, Inc.	421
6	Wright Medical Group, Inc.*	182
2	Xencor, Inc.*	18
8	XenoPort, Inc.*	32
12	XOMA Corp.*	50
3	ZELTIQ Aesthetics, Inc.*	52
25	Zimmer Holdings, Inc.	2,609
12	ZIOPHARM Oncology, Inc.*	43
75	Zoetis, Inc.	2,302
15	Zogenix, Inc.*	34
		412,487
	Industrials — 8.3%

98	3M Co.	13,970
12	A. O. Smith Corp.	593
4	AAON, Inc.	125
6	AAR Corp.	146
8	ABM Industries, Inc.	218
7	Acacia Research Corp.	113
17	ACCO Brands Corp.*	102
6	Accuride Corp.*	33
4	Aceto Corp.	70
3	Acorn Energy, Inc.*	4
11	Actuant Corp., Class A	391
6	Acuity Brands, Inc.	753
27	ADT Corp. (The)	869
5	Advisory Board Co. (The)*	242
15	AECOM Technology Corp.*	482
6	Aegion Corp.*	144
3	Aerovironment, Inc.*	96
15	AGCO Corp.	809
10	Air Lease Corp.	413
8	Air Transport Services Group, Inc.*	73
10	Aircastle Ltd.	168
1	Alamo Group, Inc.	52
11	Alaska Air Group, Inc.	1,083
4	Albany International Corp., Class A	149
2	Allegiant Travel Co.	230
15	Allegion PLC	786
5	Alliant Techsystems, Inc.	631
5	Allison Transmission Holdings, Inc.	155
4	Altra Industrial Motion Corp.	137
1	AMERCO	276
3	Ameresco, Inc., Class A*	20
29	American Airlines Group, Inc.*	1,165
1	American Railcar Industries, Inc.	65
1	American Science & Engineering, Inc.	67
8	American Superconductor Corp.*	11
2	American Woodmark Corp.*	55
36	AMETEK, Inc.	1,911
5	API Technologies Corp.*	14
4	Apogee Enterprises, Inc.	120
6	Applied Industrial Technologies, Inc.	286
6	ARC Document Solutions, Inc.*	37

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	ArcBest Corp.	$171
2	Argan, Inc.	61
4	Armstrong World Industries, Inc.*	212
3	Astec Industries, Inc.	120
2	Astronics Corp.*	110
4	Atlas Air Worldwide Holdings, Inc.*	146
16	Avis Budget Group, Inc.*	916
4	AZZ, Inc.	178
15	B/E Aerospace, Inc.*	1,451
17	Babcock & Wilcox Co. (The)	549
8	Barnes Group, Inc.	299
1	Barrett Business Services, Inc.	47
7	Beacon Roofing Supply, Inc.*	241
7	Blount International, Inc.*	85
5	BlueLinx Holdings, Inc.*	6
114	Boeing Co. (The)	15,418
7	Brady Corp., Class A	190
7	Briggs & Stratton Corp.	144
7	Brink’s Co. (The)	187
7	Builders FirstSource, Inc.*	50
23	C.H. Robinson Worldwide, Inc.	1,377
3	CAI International, Inc.*	67
49	Capstone Turbine Corp.*	74
10	Carlisle Cos., Inc.	849
6	Casella Waste Systems, Inc., Class A*	33
93	Caterpillar, Inc.	9,507
5	CBIZ, Inc.*	43
2	CDI Corp.	28
3	Ceco Environmental Corp.	43
3	Celadon Group, Inc.	70
8	Cenveo, Inc.*	25
5	Chart Industries, Inc.*	359
15	Chicago Bridge & Iron Co. N.V.	1,221
15	Cintas Corp.	932
3	CIRCOR International, Inc.	229
7	CLARCOR, Inc.	410
9	Clean Harbors, Inc.*	550
16	Colfax Corp.*	1,165
3	Columbus McKinnon Corp.	84
6	Comfort Systems USA, Inc.	99
4	Commercial Vehicle Group, Inc.*	38
2	Continental Building Products, Inc.*	31
8	Con-way, Inc.	370
5	Copa Holdings S.A., Class A	715
17	Copart, Inc.*	605
5	Corporate Executive Board Co. (The)	341
2	Courier Corp.	27
16	Covanta Holding Corp.	305
2	CRA International, Inc.*	45
7	Crane Co.	519
153	CSX Corp.	4,498
3	Cubic Corp.	146
28	Cummins, Inc.	4,282
7	Curtiss-Wright Corp.	466
90	Danaher Corp.	7,059
58	Deere & Co.	5,288
128	Delta Air Lines, Inc.	5,108
8	Deluxe Corp.	449
11	DigitalGlobe, Inc.*	334
22	Donaldson Co., Inc.	896
3	Douglas Dynamics, Inc.	52
26	Dover Corp.	2,267
2	Ducommun, Inc.*	51
6	Dun & Bradstreet Corp. (The)	619
1	DXP Enterprises, Inc.*	70
5	Dycom Industries, Inc.*	149
2	Dynamic Materials Corp.	44
71	Eaton Corp. PLC	5,232
3	Echo Global Logistics, Inc.*	56
10	EMCOR Group, Inc.	445
108	Emerson Electric Co.	7,207
3	Encore Wire Corp.	146
7	Energy Recovery, Inc.*	36
4	EnerNOC, Inc.*	77
7	EnerSys, Inc.	483
3	Engility Holdings, Inc.*	116
4	Ennis, Inc.	61
2	Enphase Energy, Inc.*	17
3	EnPro Industries, Inc.*	220
18	Equifax, Inc.	1,274
1	Erickson, Inc.*	16
4	ESCO Technologies, Inc.	134
5	Esterline Technologies Corp.*	557
28	Exelis, Inc.	478
1	ExOne Co. (The)*	30
31	Expeditors International of Washington, Inc.	1,411
2	Exponent, Inc.	141
44	Fastenal Co.	2,145
9	Federal Signal Corp.	123
44	FedEx Corp.	6,343
21	Flowserve Corp.	1,549
24	Fluor Corp.	1,802
25	Fortune Brands Home & Security, Inc.	999
5	Forward Air Corp.	224
1	Franklin Covey Co.*	22
7	Franklin Electric Co., Inc.	268
2	FreightCar America, Inc.	51
6	FTI Consulting, Inc.*	194
30	FuelCell Energy, Inc.*	70
6	Furmanite Corp.*	65
3	G&K Services, Inc., Class A	155
7	GATX Corp.	461
9	GenCorp, Inc.*	167
8	Generac Holdings, Inc.	389
7	General Cable Corp.	179
45	General Dynamics Corp.	5,315
1,547	General Electric Co.	41,444
6	Genesee & Wyoming, Inc., Class A*	584
5	Gibraltar Industries, Inc.*	79
1	Global Brass & Copper Holdings, Inc.	16
3	Global Power Equipment Group, Inc.	50
3	Gorman-Rupp Co. (The)	95
2	GP Strategies Corp.*	48
9	Graco, Inc.	657
17	GrafTech International Ltd.*	178
1	Graham Corp.	30
6	Granite Construction, Inc.	213
9	Great Lakes Dredge & Dock Corp.*	69
4	Greenbrier Cos., Inc. (The)*	222
6	Griffon Corp.	70
4	H&E Equipment Services, Inc.*	139
2	Hardinge, Inc.	26
12	Harsco Corp.	324
8	Hawaiian Holdings, Inc.*	124
9	HD Supply Holdings, Inc.*	236
10	Healthcare Services Group, Inc.	298
7	Heartland Express, Inc.	151
10	HEICO Corp.	521
3	Heidrick & Struggles International, Inc.	56
1	Heritage-Crystal Clean, Inc.*	17
9	Herman Miller, Inc.	281

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
52	Hertz Global Holdings, Inc.*	$1,535
15	Hexcel Corp.*	616
7	HNI Corp.	262
118	Honeywell International, Inc.	10,992
3	Houston Wire & Cable Co.	36
6	Hub Group, Inc., Class A*	282
9	Hubbell, Inc., Class B	1,053
8	Huntington Ingalls Industries, Inc.	799
1	Hurco Cos., Inc.	28
3	Huron Consulting Group, Inc.*	204
2	Hyster-Yale Materials Handling, Inc.	168
3	ICF International, Inc.*	112
12	IDEX Corp.	920
10	IHS, Inc., Class A*	1,259
53	Illinois Tool Works, Inc.	4,587
42	Ingersoll-Rand PLC	2,512
7	InnerWorkings, Inc.*	53
2	Innovative Solutions & Support, Inc.*	13
3	Insperity, Inc.	96
3	Insteel Industries, Inc.	59
9	Interface, Inc.	164
1	International Shipholding Corp.	24
1	Intersections, Inc.	4
25	Iron Mountain, Inc.	779
13	ITT Corp.	568
14	J.B. Hunt Transport Services, Inc.	1,087
20	Jacobs Engineering Group, Inc.*	1,101
37	JetBlue Airways Corp.*	357
4	John Bean Technologies Corp.	114
15	Joy Global, Inc.	857
2	Kadant, Inc.	76
4	Kaman Corp.	170
16	Kansas City Southern	1,720
11	KAR Auction Services, Inc.	336
22	KBR, Inc.	534
4	Kelly Services, Inc., Class A	71
12	Kennametal, Inc.	540
5	KEYW Holding Corp. (The)*	53
4	Kforce, Inc.	88
5	Kimball International, Inc., Class B	81
8	Kirby Corp.*	884
9	Knight Transportation, Inc.	219
7	Knoll, Inc.	123
7	Korn/Ferry International*	213
7	Kratos Defense & Security Solutions, Inc.*	60
2	L.B. Foster Co., Class A	102
13	L-3 Communications Holdings, Inc.	1,575
7	Landstar System, Inc.	455
3	Layne Christensen Co.*	45
8	Lennox International, Inc.	679
12	Lincoln Electric Holdings, Inc.	788
2	Lindsay Corp.	169
2	LMI Aerospace, Inc.*	28
39	Lockheed Martin Corp.	6,382
3	LSI Industries, Inc.	24
3	Lydall, Inc.*	83
2	Manitex International, Inc.*	33
20	Manitowoc Co., Inc. (The)	541
12	Manpowergroup, Inc.	984
4	Marten Transport Ltd.	96
53	Masco Corp.	1,129
9	MasTec, Inc.*	324
6	Matson, Inc.	147
4	McGrath RentCorp	137
15	Meritor, Inc.*	207
3	Middleby Corp. (The)*	716
2	Miller Industries, Inc.	41
2	Mistras Group, Inc.*	46
6	Mobile Mini, Inc.	261
7	Moog, Inc., Class A*	504
12	MRC Global, Inc.*	345
4	MSA Safety, Inc.	219
7	MSC Industrial Direct Co., Inc., Class A	644
8	Mueller Industries, Inc.	231
24	Mueller Water Products, Inc., Class A	202
2	Multi-Color Corp.	70
3	MYR Group, Inc.*	75
1	National Presto Industries, Inc.	70
8	Navigant Consulting, Inc.*	135
8	Navistar International Corp.*	274
3	NCI Building Systems, Inc.*	50
33	Nielsen N.V.	1,593
1	NL Industries, Inc.	9
3	NN, Inc.	74
1	Norcraft Cos., Inc.*	17
10	Nordson Corp.	815
47	Norfolk Southern Corp.	4,735
1	Nortek, Inc.*	84
33	Northrop Grumman Corp.	4,011
1	Northwest Pipe Co.*	36
13	Odyssey Marine Exploration, Inc.*	18
11	Old Dominion Freight Line, Inc.*	704
7	On Assignment, Inc.*	247
9	Orbital Sciences Corp.*	236
4	Orion Marine Group, Inc.*	45
13	Oshkosh Corp.	703
18	Owens Corning	738
53	PACCAR, Inc.	3,358
17	Pall Corp.	1,441
22	Parker Hannifin Corp.	2,755
1	Park-Ohio Holdings Corp.	53
1	Patrick Industries, Inc.*	38
1	Patriot Transportation Holding, Inc.*	34
24	Pendrell Corp.*	39
29	Pentair Ltd.	2,165
3	Performant Financial Corp.*	28
5	PGT, Inc.*	43
4	Pike Corp.*	36
30	Pitney Bowes, Inc.	829
2	Ply Gem Holdings, Inc.*	24
3	PMFG, Inc.*	15
7	Polypore International, Inc.*	311
1	Powell Industries, Inc.	62
3	PowerSecure International, Inc.*	24
22	Precision Castparts Corp.	5,566
5	Primoris Services Corp.	145
3	Proto Labs, Inc.*	198
4	Quad/Graphics, Inc.	84
3	Quality Distribution, Inc.*	43
6	Quanex Building Products Corp.	107
31	Quanta Services, Inc.*	1,052
29	R.R. Donnelley & Sons Co.	459
5	Raven Industries, Inc.	157
49	Raytheon Co.	4,781
3	RBC Bearings, Inc.	180
7	Regal-Beloit Corp.	534
7	Republic Airways Holdings, Inc.*	74
40	Republic Services, Inc.	1,416
6	Resources Connection, Inc.	74
4	Revolution Lighting Technologies, Inc.*	9
5	Rexnord Corp.*	128

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Roadrunner Transportation Systems, Inc.*	$78
21	Robert Half International, Inc.	957
21	Rockwell Automation, Inc.	2,543
20	Rockwell Collins, Inc.	1,581
10	Rollins, Inc.	307
15	Roper Industries, Inc.	2,125
5	RPX Corp.*	81
5	Rush Enterprises, Inc., Class A*	166
8	Ryder System, Inc.	694
4	Saia, Inc.*	174
2	Schawk, Inc.	41
20	Scorpio Bulkers, Inc.*	184
6	Simpson Manufacturing Co., Inc.	200
8	SkyWest, Inc.	92
9	Snap-on, Inc.	1,055
4	SolarCity Corp.*	210
108	Southwest Airlines Co.	2,857
2	SP Plus Corp.*	47
2	Sparton Corp.*	59
18	Spirit AeroSystems Holdings, Inc., Class A*	584
9	Spirit Airlines, Inc.*	532
7	SPX Corp.	732
2	Standex International Corp.	148
24	Stanley Black & Decker, Inc.	2,098
13	Steelcase, Inc., Class A	213
13	Stericycle, Inc.*	1,487
3	Sterling Construction Co., Inc.*	28
1	Stock Building Supply Holdings, Inc.*	19
3	Sun Hydraulics Corp.	111
13	Swift Transportation Co.*	322
17	Swisher Hygiene, Inc.*	6
5	TAL International Group, Inc.*	219
8	Taser International, Inc.*	106
3	Team, Inc.*	126
3	Tecumseh Products Co.*	15
6	Teledyne Technologies, Inc.*	569
3	Tennant Co.	192
17	Terex Corp.	654
10	Tetra Tech, Inc.	266
3	Textainer Group Holdings Ltd.	116
42	Textron, Inc.	1,647
4	Thermon Group Holdings, Inc.*	94
12	Timken Co. (The)	771
8	Titan International, Inc.	126
3	Titan Machinery, Inc.*	53
9	Toro Co. (The)	581
10	Towers Watson & Co., Class A	1,125
8	TransDigm Group, Inc.	1,510
2	TRC Cos., Inc.*	11
5	Trex Co., Inc.*	155
7	TriMas Corp.*	246
12	Trinity Industries, Inc.	1,038
8	Triumph Group, Inc.	554
6	TrueBlue, Inc.*	163
6	Tutor Perini Corp.*	184
1	Twin Disc, Inc.	32
3	Ultrapetrol (Bahamas) Ltd.*	9
2	UniFirst Corp.	198
70	Union Pacific Corp.	13,949
53	United Continental Holdings, Inc.*	2,352
108	United Parcel Service, Inc., Class B	11,219
14	United Rentals, Inc.*	1,415
6	United Stationers, Inc.	239
138	United Technologies Corp.	16,038
3	Universal Forest Products, Inc.	146
1	Universal Truckload Services, Inc.	24
10	URS Corp.	450
3	US Ecology, Inc.	148
11	USG Corp.*	330
14	UTi Worldwide, Inc.	136
4	Valmont Industries, Inc.	620
23	Verisk Analytics, Inc., Class A*	1,361
3	Viad Corp.	69
3	Vicor Corp.*	22
1	VSE Corp.	62
9	W.W. Grainger, Inc.	2,325
10	Wabash National Corp.*	137
9	WABCO Holdings, Inc.*	961
14	Wabtec Corp.	1,102
4	WageWorks, Inc.*	162
18	Waste Connections, Inc.	820
70	Waste Management, Inc.	3,128
4	Watsco, Inc.	403
4	Watts Water Technologies, Inc., Class A	223
7	Werner Enterprises, Inc.	185
6	Wesco Aircraft Holdings, Inc.*	130
7	WESCO International, Inc.*	598
3	West Corp.	80
10	Woodward, Inc.	447
2	Xerium Technologies, Inc.*	28
8	XPO Logistics, Inc.*	201
28	Xylem, Inc.	1,044
5	YRC Worldwide, Inc.*	112
		369,274
	Information Technology — 12.9%

15	3D Systems Corp.*	760
96	Accenture PLC, Class A	7,819
6	ACI Worldwide, Inc.*	326
40	Activision Blizzard, Inc.	831
7	Actuate Corp.*	33
11	Acxiom Corp.*	250
75	Adobe Systems, Inc.*	4,841
9	ADTRAN, Inc.	202
6	Advanced Energy Industries, Inc.*	117
91	Advanced Micro Devices, Inc.*	364
5	Advent Software, Inc.	151
3	Aeroflex Holding Corp.*	31
2	Agilysys, Inc.*	29
27	Akamai Technologies, Inc.*	1,467
8	Alliance Data Systems Corp.*	2,048
2	Alliance Fiber Optic Products, Inc.	41
3	Alpha & Omega Semiconductor Ltd.*	25
48	Altera Corp.	1,590
3	Ambarella, Inc.*	78
24	Amdocs Ltd.	1,155
4	American Software, Inc., Class A	38
10	Amkor Technology, Inc.*	101
24	Amphenol Corp., Class A	2,299
12	ANADIGICS, Inc.*	13
46	Analog Devices, Inc.	2,409
6	Angie’s List, Inc.*	64
4	Anixter International, Inc.	412
14	ANSYS, Inc.*	1,028
12	AOL, Inc.*	435
129	Apple, Inc.	81,656
180	Applied Materials, Inc.	3,634
11	Applied Micro Circuits Corp.*	99
1	Applied Optoelectronics, Inc.*	21
17	ARRIS Group, Inc.*	563

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16	Arrow Electronics, Inc.*	$923
16	Aruba Networks, Inc.*	296
14	Aspen Technology, Inc.*	602
64	Atmel Corp.*	536
2	Audience, Inc.*	25
34	Autodesk, Inc.*	1,781
73	Automatic Data Processing, Inc.	5,817
37	Avago Technologies Ltd.	2,615
4	AVG Technologies N.V.*	77
9	Aviat Networks, Inc.*	10
21	Avnet, Inc.	915
7	AVX Corp.	94
16	Axcelis Technologies, Inc.*	30
2	Badger Meter, Inc.	99
7	Bankrate, Inc.*	106
1	Barracuda Networks, Inc.*	29
8	Bazaarvoice, Inc.*	53
1	Bel Fuse, Inc., Class B	27
7	Belden, Inc.	504
8	Benchmark Electronics, Inc.*	186
1	Benefitfocus, Inc.*	37
2	Black Box Corp.	49
7	Blackbaud, Inc.	240
8	Blackhawk Network Holdings, Inc.*	199
6	Blucora, Inc.*	114
5	Booz Allen Hamilton Holding Corp.	111
6	Bottomline Technologies (de), Inc.*	173
4	Brightcove, Inc.*	38
85	Broadcom Corp., Class A	2,709
18	Broadridge Financial Solutions, Inc.	738
4	BroadSoft, Inc.*	86
66	Brocade Communications Systems, Inc.*	602
10	Brooks Automation, Inc.	97
49	CA, Inc.	1,406
4	Cabot Microelectronics Corp.*	172
3	CACI International, Inc., Class A*	214
42	Cadence Design Systems, Inc.*	701
5	CalAmp Corp.*	96
6	Calix, Inc.*	49
6	Callidus Software, Inc.*	63
2	Carbonite, Inc.*	22
7	Cardtronics, Inc.*	203
1	Care.com, Inc.*	11
2	Cass Information Systems, Inc.	101
8	Cavium, Inc.*	392
4	CDW Corp.	118
3	CEVA, Inc.*	47
1	ChannelAdvisor Corp.*	21
6	Checkpoint Systems, Inc.*	78
2	Chegg, Inc.*	11
11	CIBER, Inc.*	51
15	Ciena Corp.*	291
9	Cirrus Logic, Inc.*	199
800	Cisco Systems, Inc.	19,696
25	Citrix Systems, Inc.*	1,549
13	Cognex Corp.*	468
90	Cognizant Technology Solutions Corp., Class A*	4,375
4	Coherent, Inc.*	240
4	Cohu, Inc.	43
6	CommScope Holding Co., Inc.*	159
7	CommVault Systems, Inc.*	342
22	Computer Sciences Corp.	1,384
2	Computer Task Group, Inc.	31
32	Compuware Corp.	317
5	comScore, Inc.*	156
2	Comtech Telecommunications Corp.	65
3	Comverse, Inc.*	74
7	Concur Technologies, Inc.*	598
5	Constant Contact, Inc.*	148
1	Control4 Corp.*	17
16	Convergys Corp.	349
10	Conversant, Inc.*	236
14	CoreLogic, Inc.*	399
6	Cornerstone OnDemand, Inc.*	241
196	Corning, Inc.	4,175
4	CoStar Group, Inc.*	634
1	Covisint Corp.*	5
6	Cray, Inc.*	168
18	Cree, Inc.*	866
5	CSG Systems International, Inc.	131
5	CTS Corp.	88
1	Cvent, Inc.*	25
1	Cyan, Inc.*	4
23	Cypress Semiconductor Corp.*	236
5	Daktronics, Inc.	62
3	Datalink Corp.*	28
7	Dealertrack Technologies, Inc.*	278
5	Demand Media, Inc.*	23
3	Demandware, Inc.*	183
6	Dice Holdings, Inc.*	42
10	Diebold, Inc.	375
4	Digi International, Inc.*	36
1	Digimarc Corp.	32
5	Digital River, Inc.*	79
5	Diodes, Inc.*	138
7	Dolby Laboratories, Inc., Class A*	291
3	DSP Group, Inc.*	25
5	DST Systems, Inc.	456
3	DTS, Inc.*	54
2	E2open, Inc.*	35
15	EarthLink Holdings Corp.	55
194	eBay, Inc.*	9,842
5	Ebix, Inc.	78
6	EchoStar Corp., Class A*	306
2	eGain Corp.*	13
3	Electro Rent Corp.	48
4	Electro Scientific Industries, Inc.	29
45	Electronic Arts, Inc.*	1,581
7	Electronics For Imaging, Inc.*	285
4	Ellie Mae, Inc.*	111
314	EMC Corp.	8,340
12	Emulex Corp.*	64
3	Endurance International Group Holdings, Inc.*	39
21	Entegris, Inc.*	241
13	Entropic Communications, Inc.*	43
4	Envestnet, Inc.*	162
3	EPAM Systems, Inc.*	126
5	EPIQ Systems, Inc.	60
1	ePlus, Inc.*	57
7	Equinix, Inc.*	1,391
7	Euronet Worldwide, Inc.*	330
4	EVERTEC, Inc.	96
6	Exar Corp.*	65
5	ExlService Holdings, Inc.*	142
14	Extreme Networks, Inc.*	56
11	F5 Networks, Inc.*	1,194
4	Fabrinet*	76
255	Facebook, Inc., Class A*	16,142
7	FactSet Research Systems, Inc.	750

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Fair Isaac Corp.	$295
19	Fairchild Semiconductor International, Inc.*	279
3	FARO Technologies, Inc.*	128
6	FEI Co.	501
44	Fidelity National Information Services, Inc.	2,383
14	Finisar Corp.*	333
3	FireEye, Inc.*	99
10	First Solar, Inc.*	618
38	Fiserv, Inc.*	2,284
10	FleetCor Technologies, Inc.*	1,264
3	FleetMatics Group PLC*	85
21	FLIR Systems, Inc.	733
8	FormFactor, Inc.*	58
2	Forrester Research, Inc.	76
20	Fortinet, Inc.*	449
10	Freescale Semiconductor Ltd.*	222
12	Fusion-io, Inc.*	96
14	Gartner, Inc.*	995
24	Genpact Ltd.*	404
1	Gigamon, Inc.*	17
10	Global Cash Access Holdings, Inc.*	89
4	Global Eagle Entertainment, Inc.*	45
11	Global Payments, Inc.	754
10	Glu Mobile, Inc.*	36
2	Gogo, Inc.*	36
40	Google, Inc., Class A*	22,866
40	Google, Inc., Class C*	22,439
5	GSI Group, Inc.*	61
3	GSI Technology, Inc.*	17
20	GT Advanced Technologies, Inc.*	337
3	Guidance Software, Inc.*	29
7	Guidewire Software, Inc.*	264
4	Hackett Group, Inc. (The)	24
14	Harmonic, Inc.*	101
16	Harris Corp.	1,236
5	Heartland Payment Systems, Inc.	207
291	Hewlett-Packard Co.	9,749
5	Higher One Holdings, Inc.*	19
5	Hittite Microwave Corp.	294
4	Hutchinson Technology, Inc.*	8
11	IAC/InterActiveCorp	728
5	iGATE Corp.*	174
8	II-VI, Inc.*	108
5	Imation Corp.*	17
4	Immersion Corp.*	43
3	Imperva, Inc.*	63
18	Infinera Corp.*	164
8	Infoblox, Inc.*	104
16	Informatica Corp.*	585
23	Ingram Micro, Inc., Class A*	639
4	Inphi Corp.*	60
6	Insight Enterprises, Inc.*	163
20	Integrated Device Technology, Inc.*	266
4	Integrated Silicon Solution, Inc.*	56
744	Intel Corp.	20,326
2	Interactive Intelligence Group, Inc.*	101
6	InterDigital, Inc.	228
3	Intermolecular, Inc.*	7
8	Internap Network Services Corp.*	57
146	International Business Machines Corp.	26,917
10	International Rectifier Corp.*	268
19	Intersil Corp., Class A	267
6	Intralinks Holdings, Inc.*	52
44	Intuit, Inc.	3,489
8	InvenSense, Inc.*	154
5	IPG Photonics Corp.*	316
6	Itron, Inc.*	231
8	Ixia*	93
4	IXYS Corp.	45
7	j2 Global, Inc.	332
30	Jabil Circuit, Inc.	565
13	Jack Henry & Associates, Inc.	754
35	JDS Uniphase Corp.*	384
6	Jive Software, Inc.*	48
71	Juniper Networks, Inc.*	1,737
7	Kemet Corp.*	42
25	KLA-Tencor Corp.	1,638
13	Knowles Corp.*	367
10	Kopin Corp.*	32
2	KVH Industries, Inc.*	27
24	Lam Research Corp.*	1,489
17	Lattice Semiconductor Corp.*	134
10	Leidos Holdings, Inc.	382
9	Lexmark International, Inc., Class A	392
8	Limelight Networks, Inc.*	17
35	Linear Technology Corp.	1,616
14	LinkedIn Corp., Class A*	2,241
9	Lionbridge Technologies, Inc.*	51
4	Liquidity Services, Inc.*	62
3	Littelfuse, Inc.	263
8	LivePerson, Inc.*	76
4	LogMeIn, Inc.*	170
1	Luxoft Holding, Inc.*	32
2	M/A-COM Technology Solutions Holdings, Inc.*	37
12	Manhattan Associates, Inc.*	390
4	ManTech International Corp., Class A	118
4	Marchex, Inc., Class B	41
1	Marin Software, Inc.*	10
1	Marketo, Inc.*	23
59	Marvell Technology Group Ltd.	919
175	MasterCard, Inc., Class A	13,379
1	Mavenir Systems, Inc.*	13
44	Maxim Integrated Products, Inc.	1,507
10	MAXIMUS, Inc.	447
4	MaxLinear, Inc., Class A*	38
4	Maxwell Technologies, Inc.*	69
2	Measurement Specialties, Inc.*	127
14	Mentor Graphics Corp.	297
5	Mercury Systems, Inc.*	59
6	Methode Electronics, Inc.	187
7	Micrel, Inc.	75
29	Microchip Technology, Inc.	1,380
154	Micron Technology, Inc.*	4,403
12	MICROS Systems, Inc.*	641
14	Microsemi Corp.*	341
1,249	Microsoft Corp.	51,134
1	MicroStrategy, Inc., Class A*	141
5	Millennial Media, Inc.*	20
4	Mitek Systems, Inc.*	13
8	MKS Instruments, Inc.	231
1	Model N, Inc.*	11
6	ModusLink Global Solutions, Inc.*	22
3	MoneyGram International, Inc.*	40
6	Monolithic Power Systems, Inc.*	236
6	Monotype Imaging Holdings, Inc.	155
14	Monster Worldwide, Inc.*	79
7	MoSys, Inc.*	23
34	Motorola Solutions, Inc.	2,292
6	Move, Inc.*	78

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	MTS Systems Corp.	$132
1	Multi-Fineline Electronix, Inc.*	10
3	Nanometrics, Inc.*	51
14	National Instruments Corp.	401
25	NCR Corp.*	817
4	Neonode, Inc.*	14
3	NeoPhotonics Corp.*	14
51	NetApp, Inc.	1,888
5	NETGEAR, Inc.*	164
5	NetScout Systems, Inc.*	194
5	NetSuite, Inc.*	402
9	NeuStar, Inc., Class A*	252
6	Newport Corp.*	111
10	NIC, Inc.	166
1	Nimble Storage, Inc.*	25
39	Nuance Communications, Inc.*	631
2	Numerex Corp., Class A*	23
1	NVE Corp.*	53
86	NVIDIA Corp.	1,634
8	OmniVision Technologies, Inc.*	180
67	ON Semiconductor Corp.*	582
3	OpenTable, Inc.*	203
3	Oplink Communications, Inc.*	51
503	Oracle Corp.	21,136
3	OSI Systems, Inc.*	171
5	Palo Alto Networks, Inc.*	375
23	Pandora Media, Inc.*	564
3	Park Electrochemical Corp.	81
13	Parkervision, Inc.*	64
49	Paychex, Inc.	2,014
1	PC Connection, Inc.	21
3	PC-Tel, Inc.	21
4	PDF Solutions, Inc.*	80
5	Pegasystems, Inc.	106
4	Peregrine Semiconductor Corp.*	26
5	Perficient, Inc.*	88
3	Pericom Semiconductor Corp.*	27
9	Photronics, Inc.*	79
6	Planet Payment, Inc.*	17
6	Plantronics, Inc.	272
5	Plexus Corp.*	209
7	PLX Technology, Inc.*	40
31	PMC-Sierra, Inc.*	219
20	Polycom, Inc.*	255
4	Power Integrations, Inc.	201
4	PRGX Global, Inc.*	26
3	Procera Networks, Inc.*	29
8	Progress Software Corp.*	174
3	Proofpoint, Inc.*	96
4	PROS Holdings, Inc.*	92
18	PTC, Inc.*	662
1	QAD, Inc., Class A	22
13	Qlik Technologies, Inc.*	282
13	QLogic Corp.*	129
259	QUALCOMM, Inc.	20,837
2	Qualys, Inc.*	47
32	Quantum Corp.*	36
5	QuinStreet, Inc.*	28
17	Rackspace Hosting, Inc.*	620
4	Radisys Corp.*	13
1	Rally Software Development Corp.*	13
17	Rambus, Inc.*	206
6	RealD, Inc.*	71
3	RealNetworks, Inc.*	23
7	RealPage, Inc.*	148
28	Red Hat, Inc.*	1,403
1	Reis, Inc.*	18
42	RF Micro Devices, Inc.*	395
2	Richardson Electronics Ltd.	20
24	Riverbed Technology, Inc.*	488
1	Rocket Fuel, Inc.*	25
4	Rofin-Sinar Technologies, Inc.*	93
3	Rogers Corp.*	187
2	Rosetta Stone, Inc.*	20
14	Rovi Corp.*	338
3	Rubicon Technology, Inc.*	25
7	Ruckus Wireless, Inc.*	76
5	Rudolph Technologies, Inc.*	47
88	Salesforce.com, Inc.*	4,631
34	SanDisk Corp.	3,285
12	Sanmina Corp.*	244
3	Sapiens International Corp. N.V.*	24
17	Sapient Corp.*	280
4	ScanSource, Inc.*	148
6	Science Applications International Corp.	232
4	SciQuest, Inc.*	68
5	Seachange International, Inc.*	48
10	Semtech Corp.*	259
12	ServiceNow, Inc.*	628
9	ServiceSource International, Inc.*	41
9	ShoreTel, Inc.*	63
1	Shutterstock, Inc.*	65
5	Sigma Designs, Inc.*	17
5	Silicon Graphics International Corp.*	44
12	Silicon Image, Inc.*	63
6	Silicon Laboratories, Inc.*	271
1	Silver Spring Networks, Inc.*	12
29	Skyworks Solutions, Inc.	1,256
10	SolarWinds, Inc.*	391
10	Solera Holdings, Inc.	653
29	Sonus Networks, Inc.*	106
7	Spansion, Inc., Class A*	133
3	Spark Networks, Inc.*	14
7	Speed Commerce, Inc.*	25
17	Splunk, Inc.*	712
2	SPS Commerce, Inc.*	114
9	SS&C Technologies Holdings, Inc.*	384
2	Stamps.com, Inc.*	65
5	Stratasys Ltd.*	465
40	SunEdison, Inc.*	788
7	SunPower Corp.*	233
5	Super Micro Computer, Inc.*	108
8	Support.com, Inc.*	18
6	Sykes Enterprises, Inc.*	121
104	Symantec Corp.	2,287
5	Synaptics, Inc.*	340
4	Synchronoss Technologies, Inc.*	127
4	SYNNEX Corp.*	264
23	Synopsys, Inc.*	885
2	Syntel, Inc.*	162
2	Tableau Software, Inc., Class A*	116
12	Take-Two Interactive Software, Inc.*	248
5	Tangoe, Inc.*	75
6	Tech Data Corp.*	357
2	TechTarget, Inc.*	16
7	TeleCommunication Systems, Inc., Class A*	22
3	Telenav, Inc.*	17
3	TeleTech Holdings, Inc.*	79
24	Teradata Corp.*	1,008
29	Teradyne, Inc.	516
1	Tessco Technologies, Inc.	31

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	Tessera Technologies, Inc.	$180
166	Texas Instruments, Inc.	7,799
1	Textura Corp.*	21
25	TIBCO Software, Inc.*	538
17	TiVo, Inc.*	202
24	Total System Services, Inc.	726
1	Travelzoo, Inc.*	19
1	Tremor Video, Inc.*	4
38	Trimble Navigation Ltd.*	1,371
24	TriQuint Semiconductor, Inc.*	373
4	Trulia, Inc.*	155
8	TTM Technologies, Inc.*	60
12	Twitter, Inc.*	389
5	Tyler Technologies, Inc.*	391
2	Ubiquiti Networks, Inc.*	70
4	Ultimate Software Group, Inc. (The)*	509
4	Ultra Clean Holdings, Inc.*	33
4	Ultratech, Inc.*	102
2	Uni-Pixel, Inc.*	11
8	Unisys Corp.*	188
2	United Online, Inc.	22
6	Universal Display Corp.*	157
15	Unwired Planet, Inc.*	32
13	Vantiv, Inc., Class A*	403
1	Varonis Systems, Inc.*	24
4	VASCO Data Security International, Inc.*	45
6	Veeco Instruments, Inc.*	200
16	VeriFone Systems, Inc.*	525
8	Verint Systems, Inc.*	371
19	VeriSign, Inc.*	952
6	ViaSat, Inc.*	325
1	Viasystems Group, Inc.*	10
3	Violin Memory, Inc.*	10
6	VirnetX Holding Corp.*	95
3	Virtusa Corp.*	103
78	Visa, Inc., Class A	16,757
20	Vishay Intertechnology, Inc.	298
2	Vishay Precision Group, Inc.*	32
5	Vistaprint N.V.*	200
13	VMware, Inc., Class A*	1,255
3	Vocus, Inc.*	54
10	Vringo, Inc.*	33
6	Web.com Group, Inc.*	207
4	WebMD Health Corp.*	171
7	Westell Technologies, Inc., Class A*	17
32	Western Digital Corp.	2,811
83	Western Union Co. (The)	1,342
6	WEX, Inc.*	578
1	Wix.com Ltd.*	18
6	Workday, Inc., Class A*	470
7	Xcerra Corp.*	68
184	Xerox Corp.	2,272
39	Xilinx, Inc.	1,831
4	XO Group, Inc.*	46
1	Xoom Corp.*	22
134	Yahoo!, Inc.*	4,643
5	Yelp, Inc.*	331
1	YuMe, Inc.*	5
8	Zebra Technologies Corp., Class A*	594
3	Zillow, Inc., Class A*	354
9	Zix Corp.*	30
2	Zygo Corp.*	38
92	Zynga, Inc., Class A*	317
		572,171
	Materials — 2.8%

4	A. Schulman, Inc.	141
3	A.M. Castle & Co.*	36
3	Advanced Emissions Solutions, Inc.*	70
1	AEP Industries, Inc.*	32
31	Air Products & Chemicals, Inc.	3,719
10	Airgas, Inc.	1,063
20	AK Steel Holding Corp.*	122
12	Albemarle Corp.	830
175	Alcoa, Inc.	2,382
16	Allegheny Technologies, Inc.	657
16	Allied Nevada Gold Corp.*	44
4	American Vanguard Corp.	61
1	Ampco-Pittsburgh Corp.	22
10	AptarGroup, Inc.	666
3	Arabian American Development Co.*	31
12	Ashland, Inc.	1,236
15	Avery Dennison Corp.	760
10	Axiall Corp.	462
4	Balchem Corp.	221
21	Ball Corp.	1,268
15	Bemis Co., Inc.	621
8	Berry Plastics Group, Inc.*	189
2	Boise Cascade Co.*	52
10	Cabot Corp.	565
8	Calgon Carbon Corp.*	172
7	Carpenter Technology Corp.	437
24	Celanese Corp.	1,505
8	Century Aluminum Co.*	109
8	CF Industries Holdings, Inc.	1,946
1	Chase Corp.	31
15	Chemtura Corp.*	375
3	Clearwater Paper Corp.*	186
23	Cliffs Natural Resources, Inc.	361
15	Coeur Mining, Inc.*	103
17	Commercial Metals Co.	302
5	Compass Minerals International, Inc.	465
22	Crown Holdings, Inc.*	1,075
5	Cytec Industries, Inc.	497
2	Deltic Timber Corp.	122
5	Domtar Corp.	454
181	Dow Chemical Co. (The)	9,434
138	E.I. du Pont de Nemours & Co.	9,565
7	Eagle Materials, Inc.	609
23	Eastman Chemical Co.	2,030
39	Ecolab, Inc.	4,258
11	Ferro Corp.*	141
7	Flotek Industries, Inc.*	199
20	FMC Corp.	1,531
155	Freeport-McMoRan Copper & Gold, Inc.	5,278
3	FutureFuel Corp.	52
9	General Moly, Inc.*	9
10	Globe Specialty Metals, Inc.	200
5	Gold Resource Corp.	22
29	Graphic Packaging Holding Co.*	319
5	Greif, Inc., Class A	273
8	H.B. Fuller Co.	383
1	Handy & Harman Ltd.*	22
1	Hawkins, Inc.	36
2	Haynes International, Inc.	106
11	Headwaters, Inc.*	142
50	Hecla Mining Co.	138
8	Horsehead Holding Corp.*	133
29	Huntsman Corp.	774

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Innophos Holdings, Inc.	$157
4	Innospec, Inc.	169
12	International Flavors & Fragrances, Inc.	1,191
67	International Paper Co.	3,191
8	Intrepid Potash, Inc.*	130
3	Kaiser Aluminum Corp.	205
12	KapStone Paper and Packaging Corp.*	349
1	KMG Chemicals, Inc.	16
3	Koppers Holdings, Inc.	109
5	Kraton Performance Polymers, Inc.*	124
3	Kronos Worldwide, Inc.	45
4	Landec Corp.*	48
21	Louisiana-Pacific Corp.*	298
3	LSB Industries, Inc.*	114
58	LyondellBasell Industries N.V., Class A	5,775
1	Marrone Bio Innovations, Inc.*	11
7	Martin Marietta Materials, Inc.	860
3	Materion Corp.	102
25	MeadWestvaco Corp.	1,014
17	Midway Gold Corp.*	14
5	Minerals Technologies, Inc.	310
22	Molycorp, Inc.*	61
80	Monsanto Co.	9,748
45	Mosaic Co. (The)	2,250
4	Myers Industries, Inc.	85
2	Neenah Paper, Inc.	98
1	NewMarket Corp.	391
74	Newmont Mining Corp.	1,694
5	Noranda Aluminum Holding Corp.	16
48	Nucor Corp.	2,430
12	Olin Corp.	327
1	Olympic Steel, Inc.	24
5	OM Group, Inc.	154
7	OMNOVA Solutions, Inc.*	66
25	Owens-Illinois, Inc.*	831
6	P. H. Glatfelter Co.	158
15	Packaging Corp. of America	1,037
21	Paramount Gold and Silver Corp.*	19
1	Penford Corp.*	12
14	PolyOne Corp.	562
21	PPG Industries, Inc.	4,234
44	Praxair, Inc.	5,819
2	Quaker Chemical Corp.	148
11	Reliance Steel & Aluminum Co.	791
10	Resolute Forest Products, Inc.*	150
11	Rock-Tenn Co., Class A	1,111
11	Rockwood Holdings, Inc.	840
10	Royal Gold, Inc.	627
20	RPM International, Inc.	861
5	RTI International Metals, Inc.*	134
4	Schnitzer Steel Industries, Inc., Class A	100
5	Schweitzer-Mauduit International, Inc.	208
6	Scotts Miracle-Gro Co. (The), Class A	360
29	Sealed Air Corp.	955
7	Sensient Technologies Corp.	384
13	Sherwin-Williams Co. (The)	2,660
18	Sigma-Aldrich Corp.	1,774
7	Silgan Holdings, Inc.	342
15	Sonoco Products Co.	634
24	Southern Copper Corp.	713
33	Steel Dynamics, Inc.	570
3	Stepan Co.	161
18	Stillwater Mining Co.*	303
10	SunCoke Energy, Inc.*	201
13	Tahoe Resources, Inc.*	270
2	Taminco Corp.*	43
3	Texas Industries, Inc.*	258
4	Tredegar Corp.	85
3	U.S. Silica Holdings, Inc.	152
1	UFP Technologies, Inc.*	24
22	United States Steel Corp.	507
1	Universal Stainless & Alloy Products, Inc.*	30
2	US Concrete, Inc.*	49
13	Valspar Corp. (The)	971
19	Vulcan Materials Co.	1,158
9	Walter Energy, Inc.	44
7	Wausau Paper Corp.	74
6	Westlake Chemical Corp.	485
8	Worthington Industries, Inc.	322
11	WR Grace & Co.*	1,013
3	Zep, Inc.	52
		122,856
	Telecommunication Services — 1.6%

13	8x8, Inc.*	98
805	AT&T, Inc.	28,553
1	Atlantic Tele-Network, Inc.	56
3	Boingo Wireless, Inc.*	20
4	Cbeyond, Inc.*	40
86	CenturyLink, Inc.	3,240
31	Cincinnati Bell, Inc.*	122
7	Cogent Communications Holdings, Inc.	257
6	Consolidated Communications Holdings, Inc.	123
2	Enventis Corp.	27
3	FairPoint Communications, Inc.*	42
149	Frontier Communications Corp.	863
5	General Communication, Inc., Class A*	57
2	Hawaiian Telcom Holdco, Inc.*	56
2	IDT Corp., Class B	33
8	inContact, Inc.*	68
5	Inteliquent, Inc.	75
3	Intelsat S.A.*	58
12	Iridium Communications, Inc.*	95
26	Level 3 Communications, Inc.*	1,135
2	Lumos Networks Corp.	30
3	magicJack VocalTec Ltd.*	44
26	NII Holdings, Inc.*	13
2	NTELOS Holdings Corp.	25
6	ORBCOMM, Inc.*	38
7	Premiere Global Services, Inc.*	91
1	RingCentral, Inc., Class A*	12
19	SBA Communications Corp., Class A*	1,929
4	Shenandoah Telecommunications Co.	110
127	Sprint Corp.*	1,213
1	Straight Path Communications, Inc., Class B*	9
14	Telephone & Data Systems, Inc.	388
28	T-Mobile US, Inc.*	961
10	Towerstream Corp.*	19
21	tw telecom, inc.*	689
2	United States Cellular Corp.	86
3	USA Mobility, Inc.	46
617	Verizon Communications, Inc.	30,825
23	Vonage Holdings Corp.*	87
89	Windstream Holdings, Inc.	852
		72,485
	Utilities — 2.2%

93	AES Corp. (The)	1,311
18	AGL Resources, Inc.	961

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	ALLETE, Inc.	$298
17	Alliant Energy Corp.	991
36	Ameren Corp.	1,417
73	American Electric Power Co., Inc.	3,895
6	American States Water Co.	182
27	American Water Works Co., Inc.	1,312
26	Aqua America, Inc.	660
1	Artesian Resources Corp., Class A	22
18	Atlantic Power Corp.	61
15	Atmos Energy Corp.	751
9	Avista Corp.	282
7	Black Hills Corp.	404
7	California Water Service Group	154
55	Calpine Corp.*	1,283
64	CenterPoint Energy, Inc.	1,544
1	Chesapeake Utilities Corp.	65
9	Cleco Corp.	468
40	CMS Energy Corp.	1,190
2	Connecticut Water Service, Inc.	64
44	Consolidated Edison, Inc.	2,420
2	Consolidated Water Co., Ltd.	20
1	Delta Natural Gas Co., Inc.	20
86	Dominion Resources, Inc.	5,931
26	DTE Energy Co.	1,979
106	Duke Energy Corp.	7,534
15	Dynegy, Inc.*	505
49	Edison International	2,702
6	El Paso Electric Co.	229
6	Empire District Electric Co. (The)	144
27	Entergy Corp.	2,036
128	Exelon Corp.	4,714
63	FirstEnergy Corp.	2,131
2	Genie Energy Ltd., Class B*	16
23	Great Plains Energy, Inc.	585
15	Hawaiian Electric Industries, Inc.	361
8	IDACORP, Inc.	439
12	Integrys Energy Group, Inc.	696
23	ITC Holdings Corp.	842
5	Laclede Group, Inc. (The)	233
28	MDU Resources Group, Inc.	949
5	MGE Energy, Inc.	188
2	Middlesex Water Co.	41
11	National Fuel Gas Co.	825
6	New Jersey Resources Corp.	330
64	NextEra Energy, Inc.	6,231
47	NiSource, Inc.	1,756
47	Northeast Utilities	2,134
4	Northwest Natural Gas Co.	181
6	NorthWestern Corp.	288
48	NRG Energy, Inc.	1,711
3	NRG Yield, Inc., Class A	141
30	OGE Energy Corp.	1,102
8	ONE Gas, Inc.	293
3	Ormat Technologies, Inc.	89
5	Otter Tail Corp.	143
3	Pattern Energy Group, Inc.	91
37	Pepco Holdings, Inc.	1,025
70	PG&E Corp.	3,211
11	Piedmont Natural Gas Co., Inc.	394
16	Pinnacle West Capital Corp.	887
12	PNM Resources, Inc.	341
11	Portland General Electric Co.	364
95	PPL Corp.	3,334
76	Public Service Enterprise Group, Inc.	2,961
3	Pure Cycle Corp.*	17
26	Questar Corp.	626
21	SCANA Corp.	1,092
36	Sempra Energy	3,613
2	SJW Corp.	54
5	South Jersey Industries, Inc.	288
130	Southern Co. (The)	5,691
7	Southwest Gas Corp.	366
33	TECO Energy, Inc.	570
17	UGI Corp.	827
8	UIL Holdings Corp.	296
2	Unitil Corp.	67
6	UNS Energy Corp.	363
12	Vectren Corp.	479
19	Westar Energy, Inc.	685
8	WGL Holdings, Inc.	324
34	Wisconsin Energy Corp.	1,548
74	Xcel Energy, Inc.	2,276
2	York Water Co.	41
		99,085
	Total Common Stocks
	(Cost $3,133,319)	3,186,064

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

1	Firsthand Technology Value Fund, Inc.	21
2	Stellus Capital Investment Corp.	28
		49
	Total Investment Companies
	(Cost $53)	49

	Master Limited Partnership — 0.0%‡
	Financials — 0.0%‡

19	Lazard Ltd., Class A	960

	Total Master Limited Partnership
	(Cost $848)	960

No. of Rights
	Rights — 0.0%‡
7	Leap Wireless International, Inc.*^	18
1	Omthera Pharmaceuticals, Inc., at $4.70*	—
	Total Rights
	(Cost $—)	18

Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$3,717	0.00%, due 06/02/14	3,717
	Total U.S. Government & Agency Security (Cost $3,717)	3,717

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.2%
$319,537	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $319,537	$319,537
	Total Repurchase Agreements (Cost $319,537)	319,537

	Total Investment Securities
	(Cost $3,457,474) — 79.1%	3,510,345
	Other assets less liabilities — 20.9%	929,256
	Net Assets — 100.0%	$4,439,601

*                                         Non-income producing security.

^                                          Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $18 or 0.00% of net assets.

‡                                         Amount represents less than 0.05%.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $306,678.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,652
Aggregate gross unrealized depreciation	(83,737)
Net unrealized appreciation	$48,915
Federal income tax cost of investments	$3,461,430

Swap Agreements(1)

Ultra Russell3000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$978,869	11/06/15	Bank of America, N.A.	0.45%	Russell 3000® Index	$31,815	$—	$—	$31,815

1,799,495	02/06/15	Citibank, N.A.	0.32%	Russell 3000® Index	115,549	—	—	115,549

72,148	11/06/14	Credit Suisse International	0.35%	Russell 3000® Index	431,024	(277,813)	—	153,211

639,740	11/06/15	Deutsche Bank AG	0.12%	Russell 3000® Index	62,100	—	—	62,100

80,681	11/06/15	Morgan Stanley & Co. International PLC	0.05%	iShares® Russell 3000 ETF	18,384

397,154	11/06/15	Morgan Stanley & Co. International PLC	0.25%	Russell 3000® Index	63,341
477,835					81,725	(454)	—	81,271

1,507,607	11/06/15	Societe Generale	0.49%	Russell 3000® Index	130,128	—	(10,000)	120,128

216,110	01/06/15	UBS AG	0.50%	Russell 3000® Index	13,935	—	—	13,935

$5,691,804					$866,276

(1)                                     The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

(2)                                     The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                                     Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                                     Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 78.5%
	Consumer Discretionary — 9.4%

40,651	Amazon.com, Inc.*	$12,705,470
6,897	AutoNation, Inc.*	394,302
3,688	AutoZone, Inc.*	1,963,860
23,301	Bed Bath & Beyond, Inc.*	1,417,866
29,870	Best Buy Co., Inc.	826,204
24,960	BorgWarner, Inc.	1,569,734
23,378	Cablevision Systems Corp., Class A	412,154
24,413	CarMax, Inc.*	1,081,740
47,948	Carnival Corp.	1,919,359
60,356	CBS Corp. (Non-Voting), Class B	3,597,821
3,359	Chipotle Mexican Grill, Inc.*	1,837,675
30,334	Coach, Inc.	1,234,897
284,951	Comcast Corp., Class A	14,874,442
31,168	D.R. Horton, Inc.	738,058
14,395	Darden Restaurants, Inc.	721,477
30,431	Delphi Automotive PLC	2,101,565
51,821	DIRECTV*	4,272,123
24,285	Discovery Communications, Inc., Class A*	1,868,974
32,212	Dollar General Corp.*	1,732,361
22,738	Dollar Tree, Inc.*	1,205,796
11,133	Expedia, Inc.	816,049
10,496	Family Dollar Stores, Inc.	615,066
431,209	Ford Motor Co.	7,089,076
5,235	Fossil Group, Inc.*	548,419
12,668	GameStop Corp., Class A	479,484
24,862	Gannett Co., Inc.	690,915
28,944	Gap, Inc. (The)	1,193,361
13,492	Garmin Ltd.	794,814
142,478	General Motors Co.	4,926,889
16,816	Genuine Parts Co.	1,451,725
30,132	Goodyear Tire & Rubber Co. (The)	794,581
485	Graham Holdings Co., Class B	328,316
30,018	H&R Block, Inc.	893,936
24,015	Harley-Davidson, Inc.	1,710,829
7,437	Harman International Industries, Inc.	781,108
12,786	Hasbro, Inc.	686,608
153,990	Home Depot, Inc. (The)	12,354,618
27,000	International Game Technology	338,850
46,308	Interpublic Group of Cos., Inc. (The)	885,409
72,553	Johnson Controls, Inc.	3,508,663
21,972	Kohl’s Corp.	1,196,156
26,644	L Brands, Inc.	1,529,099
15,188	Leggett & Platt, Inc.	515,177
19,171	Lennar Corp., Class A	784,094
114,341	Lowe’s Cos., Inc.	5,383,174
40,300	Macy’s, Inc.	2,413,567
24,183	Marriott International, Inc., Class A	1,490,157
37,187	Mattel, Inc.	1,443,971
108,267	McDonald’s Corp.	10,981,522
19,647	Michael Kors Holdings Ltd.*	1,854,284
6,679	Mohawk Industries, Inc.*	906,073
6,589	Netflix, Inc.*	2,753,082
30,444	Newell Rubbermaid, Inc.	891,400
54,404	News Corp., Class A*	928,132
81,374	NIKE, Inc., Class B	6,258,474
15,645	Nordstrom, Inc.	1,064,799
28,203	Omnicom Group, Inc.	2,006,644
11,580	O’Reilly Automotive, Inc.*	1,713,261
11,374	PetSmart, Inc.	653,664
5,672	Priceline Group, Inc. (The)*	7,252,389
37,529	PulteGroup, Inc.	734,067
8,899	PVH Corp.	1,171,375
6,476	Ralph Lauren Corp.	993,937
23,512	Ross Stores, Inc.	1,609,396
12,012	Scripps Networks Interactive, Inc., Class A	918,438
71,167	Staples, Inc.	800,629
82,664	Starbucks Corp.	6,054,311
21,008	Starwood Hotels & Resorts Worldwide, Inc.	1,677,489
69,149	Target Corp.	3,924,897
12,078	Tiffany & Co.	1,200,674
30,315	Time Warner Cable, Inc.	4,279,265
97,624	Time Warner, Inc.	6,817,084
77,759	TJX Cos., Inc. (The)	4,233,978
15,295	Tractor Supply Co.	994,481
12,096	TripAdvisor, Inc.*	1,175,368
212,228	Twenty-First Century Fox, Inc., Class A	7,514,994
17,653	Under Armour, Inc., Class A*	896,596
11,895	Urban Outfitters, Inc.*	398,720
38,567	VF Corp.	2,430,492
43,612	Viacom, Inc., Class B	3,721,412
178,188	Walt Disney Co. (The)	14,969,574
8,447	Whirlpool Corp.	1,212,567
13,998	Wyndham Worldwide Corp.	1,034,872
8,906	Wynn Resorts Ltd.	1,914,523
48,481	Yum! Brands, Inc.	3,748,066
		223,810,918
	Consumer Staples — 7.7%

217,893	Altria Group, Inc.	9,055,633
71,968	Archer-Daniels-Midland Co.	3,234,242
47,472	Avon Products, Inc.	678,375
17,728	Brown-Forman Corp., Class B	1,642,854
19,552	Campbell Soup Co.	897,437
14,172	Clorox Co. (The)	1,270,095
414,236	Coca-Cola Co. (The)	16,946,395
25,973	Coca-Cola Enterprises, Inc.	1,185,408
95,433	Colgate-Palmolive Co.	6,527,617
45,942	ConAgra Foods, Inc.	1,483,927
18,340	Constellation Brands, Inc., Class A*	1,542,944
48,070	Costco Wholesale Corp.	5,577,081
129,270	CVS Caremark Corp.	10,124,426
21,537	Dr. Pepper Snapple Group, Inc.	1,242,685
27,996	Estee Lauder Cos., Inc. (The), Class A	2,145,054
68,262	General Mills, Inc.	3,749,632
16,423	Hershey Co. (The)	1,598,615
14,719	Hormel Foods Corp.	724,322
11,367	J.M. Smucker Co. (The)	1,166,254
28,078	Kellogg Co.	1,936,820
14,163	Keurig Green Mountain, Inc.	1,597,303
41,518	Kimberly-Clark Corp.	4,664,547
65,238	Kraft Foods Group, Inc.	3,879,052
56,523	Kroger Co. (The)	2,698,408
39,616	Lorillard, Inc.	2,462,927
14,378	McCormick & Co., Inc. (Non-Voting)	1,039,673
22,028	Mead Johnson Nutrition Co.	1,970,845
17,343	Molson Coors Brewing Co., Class B	1,139,955

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
186,009	Mondelez International, Inc., Class A	$6,997,659
14,804	Monster Beverage Corp.*	1,027,102
166,404	PepsiCo, Inc.	14,698,465
173,349	Philip Morris International, Inc.	15,348,320
296,395	Procter & Gamble Co. (The)	23,945,752
34,049	Reynolds American, Inc.	2,030,342
25,230	Safeway, Inc.	866,398
63,961	Sysco Corp.	2,400,456
29,363	Tyson Foods, Inc., Class A	1,246,753
95,617	Walgreen Co.	6,875,818
176,874	Wal-Mart Stores, Inc.	13,578,617
40,645	Whole Foods Market, Inc.	1,554,265
		182,752,473
	Energy — 8.2%

55,120	Anadarko Petroleum Corp.	5,669,643
43,109	Apache Corp.	4,018,621
47,774	Baker Hughes, Inc.	3,369,022
46,126	Cabot Oil & Gas Corp.	1,671,606
22,328	Cameron International Corp.*	1,427,876
55,316	Chesapeake Energy Corp.	1,588,675
208,757	Chevron Corp.	25,633,272
134,014	ConocoPhillips	10,713,079
25,043	CONSOL Energy, Inc.	1,106,149
38,941	Denbury Resources, Inc.	657,713
41,867	Devon Energy Corp.	3,093,971
7,604	Diamond Offshore Drilling, Inc.	388,260
25,530	Ensco PLC, Class A	1,344,410
59,676	EOG Resources, Inc.	6,313,721
16,462	EQT Corp.	1,759,459
472,403	Exxon Mobil Corp.	47,490,674
25,821	FMC Technologies, Inc.*	1,499,167
93,065	Halliburton Co.	6,015,722
11,769	Helmerich & Payne, Inc.	1,294,002
29,856	Hess Corp.	2,725,853
73,286	Kinder Morgan, Inc.	2,447,020
76,217	Marathon Oil Corp.	2,794,115
32,200	Marathon Petroleum Corp.	2,878,358
18,805	Murphy Oil Corp.	1,159,704
28,525	Nabors Industries Ltd.	748,211
46,812	National Oilwell Varco, Inc.	3,832,498
14,877	Newfield Exploration Co.*	542,713
27,757	Noble Corp. PLC	873,235
39,353	Noble Energy, Inc.	2,836,171
86,855	Occidental Petroleum Corp.	8,658,575
22,691	ONEOK, Inc.	1,463,343
29,649	Peabody Energy Corp.	479,128
64,272	Phillips 66	5,449,623
15,616	Pioneer Natural Resources Co.	3,281,859
19,633	QEP Resources, Inc.	627,078
17,870	Range Resources Corp.	1,661,016
13,591	Rowan Cos. PLC, Class A	420,777
142,963	Schlumberger Ltd.	14,873,871
38,557	Southwestern Energy Co.*	1,753,187
73,325	Spectra Energy Corp.	2,975,528
14,365	Tesoro Corp.	807,313
37,134	Transocean Ltd.	1,577,824
58,228	Valero Energy Corp.	3,263,679
74,853	Williams Cos., Inc. (The)	3,515,097
		196,700,818
	Financials — 12.5%

36,805	ACE Ltd.	3,817,047
49,794	Aflac, Inc.	3,048,887
48,934	Allstate Corp. (The)	2,850,895
99,939	American Express Co.	9,144,418
160,049	American International Group, Inc.	8,653,849
43,158	American Tower Corp. (REIT)	3,868,252
20,832	Ameriprise Financial, Inc.	2,345,891
32,928	Aon PLC	2,961,544
16,020	Apartment Investment & Management Co., Class A (REIT)	504,310
7,838	Assurant, Inc.	531,495
13,278	AvalonBay Communities, Inc. (REIT)	1,883,351
1,155,473	Bank of America Corp.	17,493,861
124,146	Bank of New York Mellon Corp. (The)	4,290,486
77,707	BB&T Corp.	2,946,649
196,873	Berkshire Hathaway, Inc., Class B*	25,266,681
13,699	BlackRock, Inc.	4,176,825
16,693	Boston Properties, Inc. (REIT)	2,014,511
62,651	Capital One Financial Corp.	4,942,537
30,436	CBRE Group, Inc., Class A*	908,210
127,825	Charles Schwab Corp. (The)	3,222,468
26,823	Chubb Corp. (The)	2,485,419
16,081	Cincinnati Financial Corp.	788,291
331,987	Citigroup, Inc.	15,792,622
34,495	CME Group, Inc.	2,483,640
19,854	Comerica, Inc.	952,396
36,499	Crown Castle International Corp. (REIT)	2,800,568
51,464	Discover Financial Services	3,043,066
31,513	E*TRADE Financial Corp.*	641,920
36,670	Equity Residential (REIT)	2,266,206
6,765	Essex Property Trust, Inc. (REIT)	1,224,194
93,051	Fifth Third Bancorp	1,925,225
44,123	Franklin Resources, Inc.	2,436,031
56,980	General Growth Properties, Inc. (REIT)	1,357,833
54,201	Genworth Financial, Inc., Class A*	920,875
46,046	Goldman Sachs Group, Inc. (The)	7,358,611
48,812	Hartford Financial Services Group, Inc. (The)	1,691,336
50,014	HCP, Inc. (REIT)	2,088,084
31,678	Health Care REIT, Inc. (REIT)	2,003,000
82,695	Host Hotels & Resorts, Inc. (REIT)	1,825,079
51,994	Hudson City Bancorp, Inc.	507,981
90,884	Huntington Bancshares, Inc./OH	842,495
12,524	IntercontinentalExchange Group, Inc.	2,459,714
47,343	Invesco Ltd.	1,737,488
413,982	JPMorgan Chase & Co.	23,004,980
97,203	KeyCorp	1,330,709
44,773	Kimco Realty Corp. (REIT)	1,026,197
11,437	Legg Mason, Inc.	558,583
34,214	Leucadia National Corp.	877,589
28,868	Lincoln National Corp.	1,384,509
33,511	Loews Corp.	1,445,329
14,356	M&T Bank Corp.	1,742,388
15,342	Macerich Co. (The) (REIT)	1,013,186
59,911	Marsh & McLennan Cos., Inc.	3,011,726

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
29,605	McGraw Hill Financial, Inc.	$2,420,801
122,833	MetLife, Inc.	6,255,885
20,605	Moody’s Corp.	1,762,552
153,324	Morgan Stanley	4,731,579
12,734	NASDAQ OMX Group, Inc. (The)	482,619
46,886	Navient Corp.*	740,799
24,387	Northern Trust Corp.	1,472,975
33,969	People’s United Financial, Inc.	488,135
19,380	Plum Creek Timber Co., Inc. (REIT)	874,038
58,372	PNC Financial Services Group, Inc. (The)	4,977,380
30,009	Principal Financial Group, Inc.	1,403,521
59,901	Progressive Corp. (The)	1,499,322
54,670	Prologis, Inc. (REIT)	2,269,352
50,622	Prudential Financial, Inc.	4,159,103
15,772	Public Storage (REIT)	2,718,777
155,161	Regions Financial Corp.	1,581,091
34,399	Simon Property Group, Inc. (REIT)	5,726,058
47,205	State Street Corp.	3,081,070
58,468	SunTrust Banks, Inc.	2,240,494
28,605	T. Rowe Price Group, Inc.	2,332,166
9,692	Torchmark Corp.	784,374
38,569	Travelers Cos., Inc. (The)	3,604,273
199,274	U.S. Bancorp/MN	8,407,370
28,401	Unum Group	963,078
32,155	Ventas, Inc. (REIT)	2,147,954
19,015	Vornado Realty Trust (REIT)	2,036,126
4	Washington Prime Group, Inc. (REIT)*	80
523,464	Wells Fargo & Co.	26,581,502
63,891	Weyerhaeuser Co. (REIT)	2,007,455
30,203	XL Group PLC	980,389
20,195	Zions Bancorp.	577,375
		299,207,130
	Health Care — 10.4%

168,741	Abbott Laboratories	6,751,327
173,662	AbbVie, Inc.	9,435,056
19,019	Actavis PLC*	4,023,279
39,694	Aetna, Inc.	3,078,270
36,504	Agilent Technologies, Inc.	2,078,538
21,629	Alexion Pharmaceuticals, Inc.*	3,597,335
32,611	Allergan, Inc.	5,461,038
25,050	AmerisourceBergen Corp.	1,833,159
82,525	Amgen, Inc.	9,572,075
59,405	Baxter International, Inc.	4,420,326
21,070	Becton, Dickinson and Co.	2,479,939
25,886	Biogen Idec, Inc.*	8,267,212
144,809	Boston Scientific Corp.*	1,857,899
179,782	Bristol-Myers Squibb Co.	8,942,357
8,467	C.R. Bard, Inc.	1,252,354
37,481	Cardinal Health, Inc.	2,647,283
22,784	CareFusion Corp.*	978,117
44,383	Celgene Corp.*	6,791,931
32,295	Cerner Corp.*	1,745,545
29,907	Cigna Corp.	2,685,050
49,305	Covidien PLC	3,604,689
19,357	DaVita HealthCare Partners, Inc.*	1,366,411
15,550	DENTSPLY International, Inc.	735,360
11,722	Edwards Lifesciences Corp.*	951,826
107,762	Eli Lilly & Co.	6,450,633
84,823	Express Scripts Holding Co.*	6,062,300
26,113	Forest Laboratories, Inc.*	2,474,990
168,181	Gilead Sciences, Inc.*	13,657,979
18,211	Hospira, Inc.*	895,435
16,865	Humana, Inc.	2,099,018
4,191	Intuitive Surgical, Inc.*	1,549,580
309,333	Johnson & Johnson	31,384,926
9,276	Laboratory Corp. of America Holdings*	951,532
25,204	McKesson Corp.	4,779,687
109,377	Medtronic, Inc.	6,675,278
321,555	Merck & Co., Inc.	18,605,172
40,635	Mylan, Inc.*	2,025,248
8,977	Patterson Cos., Inc.	351,539
12,293	PerkinElmer, Inc.	552,816
14,575	Perrigo Co. PLC	2,014,265
697,899	Pfizer, Inc.	20,678,747
15,732	Quest Diagnostics, Inc.	942,190
8,660	Regeneron Pharmaceuticals, Inc.*	2,658,274
31,012	St. Jude Medical, Inc.	2,012,679
32,230	Stryker Corp.	2,723,113
10,615	Tenet Healthcare Corp.*	498,905
42,858	Thermo Fisher Scientific, Inc.	5,010,529
108,161	UnitedHealth Group, Inc.	8,612,860
11,347	Varian Medical Systems, Inc.*	935,560
25,780	Vertex Pharmaceuticals, Inc.*	1,862,863
9,366	Waters Corp.*	938,099
30,908	WellPoint, Inc.	3,349,191
18,563	Zimmer Holdings, Inc.	1,937,049
54,625	Zoetis, Inc.	1,676,988
		248,923,821
	Industrials — 8.4%

68,850	3M Co.	9,814,568
20,054	ADT Corp. (The)	645,739
9,768	Allegion PLC	511,746
26,847	AMETEK, Inc.	1,425,039
74,781	Boeing Co. (The)	10,114,130
16,182	C.H. Robinson Worldwide, Inc.	968,655
69,744	Caterpillar, Inc.	7,129,929
10,989	Cintas Corp.	682,637
110,146	CSX Corp.	3,238,292
18,927	Cummins, Inc.	2,894,506
65,724	Danaher Corp.	5,154,733
40,387	Deere & Co.	3,682,083
92,826	Delta Air Lines, Inc.	3,704,686
18,564	Dover Corp.	1,618,410
4,093	Dun & Bradstreet Corp. (The)	422,602
51,954	Eaton Corp. PLC	3,828,490
76,871	Emerson Electric Co.	5,129,602
13,344	Equifax, Inc.	944,622
22,192	Expeditors International of Washington, Inc.	1,009,958
29,823	Fastenal Co.	1,453,871
30,369	FedEx Corp.	4,377,995
15,087	Flowserve Corp.	1,112,515
17,555	Fluor Corp.	1,318,029
35,495	General Dynamics Corp.	4,192,669
1,096,949	General Electric Co.	29,387,264
85,689	Honeywell International, Inc.	7,981,930
42,710	Illinois Tool Works, Inc.	3,696,550
28,252	Ingersoll-Rand PLC	1,690,035
18,635	Iron Mountain, Inc.	580,294
14,383	Jacobs Engineering Group, Inc.*	792,072
10,905	Joy Global, Inc.	623,221

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,099	Kansas City Southern	$1,300,884
9,362	L-3 Communications Holdings, Inc.	1,134,394
29,556	Lockheed Martin Corp.	4,836,839
39,007	Masco Corp.	830,849
31,068	Nielsen N.V.	1,499,342
33,882	Norfolk Southern Corp.	3,413,611
23,694	Northrop Grumman Corp.	2,880,006
38,777	PACCAR, Inc.	2,456,911
12,022	Pall Corp.	1,018,744
16,289	Parker Hannifin Corp.	2,039,871
21,551	Pentair Ltd.	1,608,567
22,173	Pitney Bowes, Inc.	612,640
15,881	Precision Castparts Corp.	4,017,575
23,863	Quanta Services, Inc.*	810,149
34,438	Raytheon Co.	3,360,116
29,520	Republic Services, Inc.	1,045,008
15,066	Robert Half International, Inc.	686,859
15,169	Rockwell Automation, Inc.	1,836,663
14,807	Rockwell Collins, Inc.	1,170,345
10,919	Roper Industries, Inc.	1,547,004
5,883	Ryder System, Inc.	510,586
6,309	Snap-on, Inc.	739,856
76,708	Southwest Airlines Co.	2,028,927
17,007	Stanley Black & Decker, Inc.	1,486,412
9,363	Stericycle, Inc.*	1,070,846
30,915	Textron, Inc.	1,212,486
50,302	Tyco International Ltd.	2,195,179
49,783	Union Pacific Corp.	9,920,258
77,667	United Parcel Service, Inc., Class B	8,068,048
92,079	United Technologies Corp.	10,701,421
6,706	W.W. Grainger, Inc.	1,732,629
47,310	Waste Management, Inc.	2,113,811
20,163	Xylem, Inc.	752,080
		200,765,788
	Information Technology — 14.8%

69,613	Accenture PLC, Class A	5,669,979
50,760	Adobe Systems, Inc.*	3,276,050
19,501	Akamai Technologies, Inc.*	1,059,684
5,847	Alliance Data Systems Corp.*	1,497,124
34,708	Altera Corp.	1,149,876
17,317	Amphenol Corp., Class A	1,658,969
34,118	Analog Devices, Inc.	1,787,101
97,513	Apple, Inc.	61,725,729
132,358	Applied Materials, Inc.	2,672,308
24,831	Autodesk, Inc.*	1,300,399
52,674	Automatic Data Processing, Inc.	4,197,064
27,225	Avago Technologies Ltd.	1,923,991
60,375	Broadcom Corp., Class A	1,924,151
35,271	CA, Inc.	1,011,925
563,202	Cisco Systems, Inc.	13,866,033
17,906	Citrix Systems, Inc.*	1,109,635
66,374	Cognizant Technology Solutions Corp., Class A*	3,226,440
15,954	Computer Sciences Corp.	1,003,347
143,072	Corning, Inc.	3,047,434
127,361	eBay, Inc.*	6,461,024
33,860	Electronic Arts, Inc.*	1,189,502
221,423	EMC Corp.	5,880,995
8,280	F5 Networks, Inc.*	898,794
186,761	Facebook, Inc., Class A*	11,821,971
31,793	Fidelity National Information Services, Inc.	1,721,591
7,673	First Solar, Inc.*	474,038
27,813	Fiserv, Inc.*	1,671,839
15,397	FLIR Systems, Inc.	537,509
30,878	Google, Inc., Class A*	17,651,409
30,878	Google, Inc., Class C*	17,321,940
11,647	Harris Corp.	899,731
207,155	Hewlett-Packard Co.	6,939,693
543,588	Intel Corp.	14,850,824
107,043	International Business Machines Corp.	19,734,448
30,939	Intuit, Inc.	2,453,153
20,539	Jabil Circuit, Inc.	386,544
51,742	Juniper Networks, Inc.*	1,265,609
18,231	KLA-Tencor Corp.	1,194,495
17,761	Lam Research Corp.*	1,101,892
25,806	Linear Technology Corp.	1,191,205
111,561	MasterCard, Inc., Class A	8,528,838
21,733	Microchip Technology, Inc.	1,034,491
116,006	Micron Technology, Inc.*	3,316,612
825,829	Microsoft Corp.	33,809,439
24,747	Motorola Solutions, Inc.	1,668,443
36,267	NetApp, Inc.	1,342,242
60,636	NVIDIA Corp.	1,152,084
378,586	Oracle Corp.	15,908,184
35,445	Paychex, Inc.	1,457,144
184,854	QUALCOMM, Inc.	14,871,504
20,730	Red Hat, Inc.*	1,038,988
61,341	Salesforce.com, Inc.*	3,228,377
24,674	SanDisk Corp.	2,384,249
35,969	Seagate Technology PLC	1,932,614
75,572	Symantec Corp.	1,661,828
44,844	TE Connectivity Ltd.	2,666,424
17,363	Teradata Corp.*	729,072
118,568	Texas Instruments, Inc.	5,570,325
18,027	Total System Services, Inc.	545,497
13,701	VeriSign, Inc.*	686,146
55,413	Visa, Inc., Class A	11,904,375
22,981	Western Digital Corp.	2,018,881
59,948	Western Union Co. (The)	969,359
121,818	Xerox Corp.	1,504,452
29,152	Xilinx, Inc.	1,368,978
102,647	Yahoo!, Inc.*	3,556,719
		353,610,710
	Materials — 2.8%

23,098	Air Products & Chemicals, Inc.	2,771,067
7,234	Airgas, Inc.	769,119
127,986	Alcoa, Inc.	1,741,890
11,836	Allegheny Technologies, Inc.	486,105
10,450	Avery Dennison Corp.	529,815
15,340	Ball Corp.	925,922
11,157	Bemis Co., Inc.	462,011
5,693	CF Industries Holdings, Inc.	1,385,164
132,905	Dow Chemical Co. (The)	6,927,009
101,304	E.I. du Pont de Nemours & Co.	7,021,380
16,720	Eastman Chemical Co.	1,475,707
29,559	Ecolab, Inc.	3,227,547
14,549	FMC Corp.	1,113,871
113,585	Freeport-McMoRan Copper & Gold, Inc.	3,867,569
8,840	International Flavors & Fragrances, Inc.	877,458
47,923	International Paper Co.	2,282,573
47,229	LyondellBasell Industries N.V., Class A	4,702,592
19,082	MeadWestvaco Corp.	774,348

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
57,432	Monsanto Co.	$6,998,089
37,080	Mosaic Co. (The)	1,853,629
54,398	Newmont Mining Corp.	1,245,170
34,842	Nucor Corp.	1,764,050
18,049	Owens-Illinois, Inc.*	599,768
15,123	PPG Industries, Inc.	3,048,948
32,113	Praxair, Inc.	4,246,623
21,186	Sealed Air Corp.	697,655
9,268	Sherwin-Williams Co. (The)	1,896,326
13,032	Sigma-Aldrich Corp.	1,284,043
15,790	United States Steel Corp.	363,802
14,282	Vulcan Materials Co.	870,774
		66,210,024
	Telecommunication Services — 1.9%

569,326	AT&T, Inc.	20,193,993
63,152	CenturyLink, Inc.	2,378,936
109,288	Frontier Communications Corp.	632,777
452,761	Verizon Communications, Inc.	22,619,940
65,186	Windstream Holdings, Inc.	623,830
		46,449,476
	Utilities — 2.4%

72,036	AES Corp. (The)	1,015,708
12,946	AGL Resources, Inc.	691,057
26,564	Ameren Corp.	1,045,293
53,312	American Electric Power Co., Inc.	2,844,195
46,865	CenterPoint Energy, Inc.	1,130,384
29,133	CMS Energy Corp.	866,707
32,045	Consolidated Edison, Inc.	1,762,795
63,611	Dominion Resources, Inc.	4,386,615
19,379	DTE Energy Co.	1,475,129
77,211	Duke Energy Corp.	5,488,158
35,600	Edison International	1,962,984
19,506	Entergy Corp.	1,471,143
93,793	Exelon Corp.	3,454,396
45,778	FirstEnergy Corp.	1,548,212
8,742	Integrys Energy Group, Inc.	506,949
47,587	NextEra Energy, Inc.	4,633,070
34,353	NiSource, Inc.	1,283,772
34,474	Northeast Utilities	1,565,120
35,509	NRG Energy, Inc.	1,265,541
27,393	Pepco Holdings, Inc.	758,786
50,092	PG&E Corp.	2,297,720
12,090	Pinnacle West Capital Corp.	670,028
68,929	PPL Corp.	2,418,719
55,289	Public Service Enterprise Group, Inc.	2,154,059
15,443	SCANA Corp.	803,036
24,850	Sempra Energy	2,493,697
97,080	Southern Co. (The)	4,250,162
22,459	TECO Energy, Inc.	387,867
24,748	Wisconsin Energy Corp.	1,126,529
54,461	Xcel Energy, Inc.	1,675,220
		57,433,051
	Total Common Stocks (Cost $1,879,861,154)	1,875,864,209

Principal Amount
	U.S. Government & Agency Securities (a) — 9.9%
	Federal Home Loan Bank
$50,378,676	0.00%, due 06/02/14	50,378,676
	U.S. Treasury Bills
20,000,000	0.00%, due 07/24/14	19,999,396
55,000,000	0.00%, due 08/28/14	54,995,655
50,000,000	0.00%, due 09/04/14	49,995,750
35,000,000	0.00%, due 09/25/14	34,997,060
25,000,000	0.00%, due 11/13/14	24,994,600
	Total U.S. Government & Agency Securities (Cost $235,352,405)	235,361,137

	Repurchase Agreements (a)(b) — 8.8%
210,686,387	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $210,687,420	210,686,387
	Total Repurchase Agreements (Cost $210,686,387)	210,686,387

	Total Investment Securities (Cost $2,325,899,946) — 97.2%	2,321,911,733
	Other assets less liabilities — 2.8%	67,642,740
	Net Assets — 100.0%	$2,389,554,473

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $278,597,402.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,514,081
Aggregate gross unrealized depreciation	(49,890,042)
Net unrealized depreciation	$(5,375,961)
Federal income tax cost of investments	$2,327,287,694

See accompanying notes to the financial statements.

Futures Contracts Purchased(1)

Ultra S&P500® had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable(2)	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount(3)
E-Mini S&P 500 Futures Contracts	4,896	06/20/14	$470,199,600	$15,080,335	$643,869	$—	$—	$643,869

(1)The Fund’s Futures Contracts are not accounted for as hedging instruments under ASC 815.

(2)The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

(3)Represents the “uncollateralized” amount due from or (to) the broker at period end.

Cash collateral in the amount of $23,292,720 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements(1)

Ultra S&P500® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$157,001,510	11/06/15	Bank of America, N.A.	0.55%	S&P 500® Index	$2,371,340	$(2,098,495)	$—	$272,845

149,813,212	01/06/15	Citibank, N.A.	0.47%	S&P 500® Index	(3,732,900)	3,732,900	—	—

519,289,435	01/06/15	Credit Suisse International	0.45%	S&P 500® Index	13,925,349	(13,222,169)	(6,497)	696,683

299,593,311	01/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	8,046,765

548,656,766	01/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	14,433,568
848,250,077					22,480,333	—	(21,300,019)	(1,180,314)

110,197,073	11/06/14	Goldman Sachs International	0.52%	SPDR® S&P 500® ETF Trust	(8,384,443)

138,353,948	11/06/14	Goldman Sachs International	0.62%	S&P 500® Index	(366,800)
248,551,021					(8,751,243)	8,751,243	—	—

130,673,057	01/06/15	Morgan Stanley & Co. International PLC	0.55%	S&P 500® Index	3,499,909	(3,365,000)	—	134,909

131,931,382	01/06/15	Societe Generale	0.55%	S&P 500® Index	3,533,612	—	(3,533,612)	—

247,705,299	11/06/15	UBS AG	0.50%	S&P 500® Index	6,638,486	(6,413,162)	—	225,324

$2,433,214,993					$39,964,886

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 87.5%
	Consumer Discretionary — 10.9%

6,357	Aaron’s, Inc.	$208,764
6,748	Abercrombie & Fitch Co., Class A	256,491
6,441	Advance Auto Parts, Inc.	799,779
5,236	AMC Networks, Inc., Class A*	324,004
14,984	American Eagle Outfitters, Inc.	160,778
4,056	Ann, Inc.*	157,657
8,758	Apollo Education Group, Inc.*	234,714
11,401	Ascena Retail Group, Inc.*	190,340
3,453	Bally Technologies, Inc.*	203,727
5,156	Big Lots, Inc.*	218,821
2,180	Bob Evans Farms, Inc.	97,381
5,930	Brinker International, Inc.	294,424
8,175	Brunswick Corp.	352,342
4,119	Cabela’s, Inc.*	252,206
4,738	Carter’s, Inc.	341,752
4,184	Cheesecake Factory, Inc. (The)	191,920
14,025	Chico’s FAS, Inc.	212,619
9,172	Cinemark Holdings, Inc.	289,101
6,677	CST Brands, Inc.	220,808
3,058	Deckers Outdoor Corp.*	236,353
5,036	DeVry Education Group, Inc.	212,670
8,999	Dick’s Sporting Goods, Inc.	400,006
4,922	Domino’s Pizza, Inc.	356,599
6,349	DreamWorks Animation SKG, Inc., Class A*	178,280
12,960	Foot Locker, Inc.	624,413
12,864	Gentex Corp.	372,027
5,248	Guess?, Inc.	133,824
8,784	Hanesbrands, Inc.	745,147
2,956	HSN, Inc.	164,413
2,465	International Speedway Corp., Class A	76,637
26,904	J.C. Penney Co., Inc.*	241,867
10,928	Jarden Corp.*	618,306
4,114	John Wiley & Sons, Inc., Class A	225,365
10,899	Kate Spade & Co.*	396,833
7,869	KB Home	129,681
5,779	Lamar Advertising Co., Class A	285,136
3,422	Life Time Fitness, Inc.*	182,050
26,618	LKQ Corp.*	738,383
3,447	MDC Holdings, Inc.	98,619
3,276	Meredith Corp.	147,289
3,922	Murphy USA, Inc.*	199,551
11,111	New York Times Co. (The), Class A	165,109
363	NVR, Inc.*	404,251
42,784	Office Depot, Inc.*	219,054
2,326	Panera Bread Co., Class A*	357,297
5,805	Polaris Industries, Inc.	748,381
4,661	Rent-A-Center, Inc.	130,322
18,758	Service Corp. International	375,535
7,085	Signet Jewelers Ltd.	751,648
6,108	Sotheby’s	241,144
5,356	Tempur Sealy International, Inc.*	294,366
3,955	Thor Industries, Inc.	237,300
14,125	Toll Brothers, Inc.*	511,607
4,448	Tupperware Brands Corp.	372,387
23,284	Wendy’s Co. (The)	190,929
7,745	Williams-Sonoma, Inc.	518,295
		17,288,702
	Consumer Staples — 3.0%

12,117	Church & Dwight Co., Inc.	838,860
8,385	Dean Foods Co.	145,731
5,531	Energizer Holdings, Inc.	641,596
15,476	Flowers Foods, Inc.	322,674
4,405	Hain Celestial Group, Inc. (The)*	399,621
10,813	Hillshire Brands Co. (The)	576,117
6,579	Ingredion, Inc.	500,991
1,711	Lancaster Colony Corp.	152,775
3,808	Post Holdings, Inc.*	190,286
17,430	SUPERVALU, Inc.*	130,202
1,826	Tootsie Roll Industries, Inc.	53,137
4,382	United Natural Foods, Inc.*	295,391
2,050	Universal Corp.	109,777
15,326	WhiteWave Foods Co. (The), Class A*	482,616
		4,839,774
	Energy — 5.3%

5,104	Atwood Oceanics, Inc.*	251,883
4,341	Bill Barrett Corp.*	108,525
1,755	CARBO Ceramics, Inc.	241,435
7,685	Cimarex Energy Co.	992,364
6,738	Dresser-Rand Group, Inc.*	412,366
3,593	Dril-Quip, Inc.*	367,277
6,422	Energen Corp.	548,310
7,526	Gulfport Energy Corp.*	463,075
8,685	Helix Energy Solutions Group, Inc.*	203,055
17,573	HollyFrontier Corp.	865,470
9,556	Oceaneering International, Inc.	688,510
4,711	Oil States International, Inc.*	506,809
12,739	Patterson-UTI Energy, Inc.	421,534
5,418	Rosetta Resources, Inc.*	255,350
5,922	SM Energy Co.	448,947
14,009	Superior Energy Services, Inc.	464,959
4,370	Tidewater, Inc.	227,764
3,870	Unit Corp.*	245,822
6,349	World Fuel Services Corp.	294,340
17,817	WPX Energy, Inc.*	377,364
		8,385,159
	Financials — 20.2%

4,704	Affiliated Managers Group, Inc.*	887,174
3,783	Alexander & Baldwin, Inc.	143,414
6,327	Alexandria Real Estate Equities, Inc. (REIT)	481,421
1,476	Alleghany Corp.*	621,573
9,254	American Campus Communities, Inc. (REIT)	359,425
6,328	American Financial Group, Inc./OH	369,429
13,499	Arthur J. Gallagher & Co.	618,659
5,753	Aspen Insurance Holdings Ltd.	264,350
14,222	Associated Banc-Corp	245,045
7,420	Astoria Financial Corp.	94,828
7,429	BancorpSouth, Inc.	174,581
3,934	Bank of Hawaii Corp.	219,360
17,008	BioMed Realty Trust, Inc. (REIT)	369,074
10,533	Brown & Brown, Inc.	317,991
7,544	Camden Property Trust (REIT)	529,891
6,537	Cathay General Bancorp	157,084
7,638	CBOE Holdings, Inc.	387,094
4,202	City National Corp./CA	298,720
7,204	Commerce Bancshares, Inc./MO	312,726
7,722	Corporate Office Properties Trust (REIT)	212,741
10,241	Corrections Corp. of America (REIT)	333,140

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,668	Cullen/Frost Bankers, Inc.	$349,446
28,884	Duke Realty Corp. (REIT)	511,247
12,648	East West Bancorp, Inc.	423,455
10,840	Eaton Vance Corp.	402,706
5,592	Equity One, Inc. (REIT)	128,392
4,184	Everest Re Group Ltd.	669,524
9,716	Extra Space Storage, Inc. (REIT)	508,633
5,902	Federal Realty Investment Trust (REIT)	705,407
8,330	Federated Investors, Inc., Class B	235,489
24,405	Fidelity National Financial, Inc., Class A	813,663
9,375	First American Financial Corp.	262,687
20,876	First Horizon National Corp.	239,239
31,256	First Niagara Financial Group, Inc.	269,114
14,577	FirstMerit Corp.	272,153
16,903	Fulton Financial Corp.	201,991
2,347	Greenhill & Co., Inc.	116,693
7,267	Hancock Holding Co.	245,479
3,876	Hanover Insurance Group, Inc. (The)	232,754
8,814	HCC Insurance Holdings, Inc.	414,082
7,942	Highwoods Properties, Inc. (REIT)	322,286
5,039	Home Properties, Inc. (REIT)	313,325
13,214	Hospitality Properties Trust (REIT)	383,338
5,045	International Bancshares Corp.	121,584
13,330	Janus Capital Group, Inc.	155,694
3,930	Jones Lang LaSalle, Inc.	476,670
4,511	Kemper Corp.	157,659
7,252	Kilroy Realty Corp. (REIT)	439,326
12,948	Liberty Property Trust (REIT)	501,217
7,824	Mack-Cali Realty Corp. (REIT)	170,172
3,205	Mercury General Corp.	151,116
6,621	Mid-America Apartment Communities, Inc. (REIT)	479,029
10,299	MSCI, Inc.*	444,505
10,775	National Retail Properties, Inc. (REIT)	376,909
39,052	New York Community Bancorp, Inc.	596,715
21,394	Old Republic International Corp.	365,837
10,972	Omega Healthcare Investors, Inc. (REIT)	404,757
8,437	PacWest Bancorp	341,024
3,580	Potlatch Corp. (REIT)	143,773
4,855	Primerica, Inc.	218,669
5,295	Prosperity Bancshares, Inc.	307,798
6,942	Protective Life Corp.	363,067
10,939	Raymond James Financial, Inc.	529,448
11,167	Rayonier, Inc. (REIT)	531,549
19,395	Realty Income Corp. (REIT)	839,803
8,155	Regency Centers Corp. (REIT)	435,477
6,250	Reinsurance Group of America, Inc.	488,500
3,680	RenaissanceRe Holdings Ltd.	383,346
12,574	SEI Investments Co.	414,062
17,812	Senior Housing Properties Trust (REIT)	427,132
4,177	Signature Bank/NY*	483,780
8,395	SL Green Realty Corp. (REIT)	919,168
37,888	SLM Corp.	326,216
3,861	StanCorp Financial Group, Inc.	232,046
4,393	SVB Financial Group*	463,242
12,269	Synovus Financial Corp.	282,923
5,575	Taubman Centers, Inc. (REIT)	417,568
14,614	TCF Financial Corp.	232,216
5,954	Trustmark Corp.	137,835
22,207	UDR, Inc. (REIT)	611,137
15,100	Umpqua Holdings Corp.	250,207
17,685	Valley National Bancorp	171,368
9,196	W. R. Berkley Corp.	409,866
7,495	Waddell & Reed Financial, Inc., Class A	452,548
9,054	Washington Federal, Inc.	188,595
13,851	Washington Prime Group, Inc. (REIT)*	275,496
7,981	Webster Financial Corp.	238,792
9,909	Weingarten Realty Investors (REIT)	315,007
2,332	Westamerica Bancorp.	114,198
		32,205,869
	Health Care — 8.4%

6,333	Align Technology, Inc.*	345,845
14,074	Allscripts Healthcare Solutions, Inc.*	207,451
1,774	Bio-Rad Laboratories, Inc., Class A*	214,175
4,209	Charles River Laboratories International, Inc.*	225,518
10,013	Community Health Systems, Inc.*	418,243
4,227	Cooper Cos., Inc. (The)	545,367
5,002	Covance, Inc.*	419,468
6,606	Cubist Pharmaceuticals, Inc.*	439,959
12,143	Endo International PLC*	857,174
7,067	Health Net, Inc.*	282,539
7,546	Henry Schein, Inc.*	902,879
5,075	Hill-Rom Holdings, Inc.	201,427
7,727	HMS Holdings Corp.*	145,268
24,234	Hologic, Inc.*	592,279
4,557	IDEXX Laboratories, Inc.*	585,483
3,928	LifePoint Hospitals, Inc.*	240,551
5,138	Mallinckrodt PLC*	399,531
4,557	Masimo Corp.*	112,284
8,939	MEDNAX, Inc.*	515,154
2,596	Mettler-Toledo International, Inc.*	636,072
8,813	Omnicare, Inc.	560,066
5,573	Owens & Minor, Inc.	193,272
12,511	ResMed, Inc.	626,301
5,594	Salix Pharmaceuticals Ltd.*	638,163
4,883	Sirona Dental Systems, Inc.*	367,299
5,205	STERIS Corp.	278,572
2,933	Techne Corp.	257,488
3,640	Teleflex, Inc.	388,170
5,015	Thoratec Corp.*	166,097
4,101	United Therapeutics Corp.*	392,630
7,926	Universal Health Services, Inc., Class B	709,932
7,794	VCA Antech, Inc.*	262,268
3,866	WellCare Health Plans, Inc.*	299,422
		13,426,347
	Industrials — 14.9%

6,770	A. O. Smith Corp.	334,303
3,803	Acuity Brands, Inc.	477,314
8,749	AECOM Technology Corp.*	281,193
7,695	AGCO Corp.	415,222
6,066	Alaska Air Group, Inc.	597,258
2,811	Alliant Techsystems, Inc.	355,001
8,725	B/E Aerospace, Inc.*	844,144
4,263	Brink’s Co. (The)	113,822

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,622	Carlisle Cos., Inc.	$477,083
4,452	CLARCOR, Inc.	260,576
4,880	Clean Harbors, Inc.*	298,217
5,028	Con-way, Inc.	232,344
9,894	Copart, Inc.*	351,930
2,970	Corporate Executive Board Co. (The)	202,465
4,323	Crane Co.	320,378
4,453	Deluxe Corp.	249,769
11,797	Donaldson Co., Inc.	480,492
2,810	Esterline Technologies Corp.*	313,174
16,738	Exelis, Inc.	285,885
14,632	Fortune Brands Home & Security, Inc.	584,987
3,589	FTI Consulting, Inc.*	115,817
4,063	GATX Corp.	267,549
4,497	Genesee & Wyoming, Inc., Class A*	437,783
5,375	Graco, Inc.	392,267
3,197	Granite Construction, Inc.	113,557
7,126	Harsco Corp.	192,259
5,216	Herman Miller, Inc.	163,104
3,973	HNI Corp.	148,709
4,760	Hubbell, Inc., Class B	556,920
4,303	Huntington Ingalls Industries, Inc.	429,568
7,144	IDEX Corp.	547,802
8,072	ITT Corp.	352,585
8,077	J.B. Hunt Transport Services, Inc.	627,260
20,105	JetBlue Airways Corp.*	194,214
13,085	KBR, Inc.	317,835
6,942	Kennametal, Inc.	312,668
5,026	Kirby Corp.*	555,624
4,018	Landstar System, Inc.	260,889
3,977	Lennox International, Inc.	337,727
7,155	Lincoln Electric Holdings, Inc.	470,012
7,027	Manpowergroup, Inc.	576,073
2,794	MSA Safety, Inc.	152,720
4,171	MSC Industrial Direct Co., Inc., Class A	383,607
5,342	Nordson Corp.	435,587
9,456	NOW, Inc.*	305,902
6,164	Old Dominion Freight Line, Inc.*	394,249
7,431	Oshkosh Corp.	401,646
17,469	R.R. Donnelley & Sons Co.	276,709
3,982	Regal-Beloit Corp.	303,946
5,677	Rollins, Inc.	174,114
3,964	SPX Corp.	414,793
9,777	Terex Corp.	376,023
6,883	Timken Co. (The)	442,026
5,668	Towers Watson & Co., Class A	637,707
6,844	Trinity Industries, Inc.	592,211
4,633	Triumph Group, Inc.	321,067
8,233	United Rentals, Inc.*	831,945
6,371	URS Corp.	286,695
2,370	Valmont Industries, Inc.	367,231
8,478	Wabtec Corp.	667,558
10,916	Waste Connections, Inc.	497,442
2,398	Watsco, Inc.	241,311
4,052	Werner Enterprises, Inc.	106,973
5,283	Woodward, Inc.	236,150
		23,693,391
	Information Technology — 13.6%

8,949	3D Systems Corp.*	453,267
3,396	ACI Worldwide, Inc.*	184,437
6,746	Acxiom Corp.*	153,337
5,003	ADTRAN, Inc.	112,267
54,511	Advanced Micro Devices, Inc.*	218,044
3,582	Advent Software, Inc.	108,391
8,173	ANSYS, Inc.*	600,307
7,017	AOL, Inc.*	254,577
8,829	Arrow Electronics, Inc.*	509,433
37,576	Atmel Corp.*	314,887
12,217	Avnet, Inc.	532,295
10,549	Broadridge Financial Solutions, Inc.	432,720
25,533	Cadence Design Systems, Inc.*	426,146
9,276	Ciena Corp.*	179,954
3,943	CommVault Systems, Inc.*	192,892
19,270	Compuware Corp.	190,773
4,201	Concur Technologies, Inc.*	358,639
8,901	Convergys Corp.	194,220
5,592	Conversant, Inc.*	131,859
8,061	CoreLogic, Inc.*	229,980
10,741	Cree, Inc.*	516,857
12,538	Cypress Semiconductor Corp.*	128,514
5,678	Diebold, Inc.	213,095
3,059	DST Systems, Inc.	278,828
4,363	Equinix, Inc.*	867,146
3,514	FactSet Research Systems, Inc.	376,490
3,084	Fair Isaac Corp.	181,648
11,017	Fairchild Semiconductor International, Inc.*	161,619
3,730	FEI Co.	311,268
12,082	Fortinet, Inc.*	271,483
8,141	Gartner, Inc.*	578,744
6,352	Global Payments, Inc.	435,493
9,646	Informatica Corp.*	352,947
13,651	Ingram Micro, Inc., Class A*	379,088
12,050	Integrated Device Technology, Inc.*	160,265
3,573	InterDigital, Inc.	135,738
6,293	International Rectifier Corp.*	168,778
11,284	Intersil Corp., Class A	158,766
3,459	Itron, Inc.*	132,999
7,550	Jack Henry & Associates, Inc.	437,824
20,622	JDS Uniphase Corp.*	226,223
7,508	Knowles Corp.*	211,801
5,936	Leidos Holdings, Inc.	226,458
5,437	Lexmark International, Inc., Class A	236,999
8,604	Mentor Graphics Corp.	182,319
6,646	MICROS Systems, Inc.*	355,029
8,682	National Instruments Corp.	248,652
14,723	NCR Corp.*	480,853
5,405	NeuStar, Inc., Class A*	151,448
3,798	Plantronics, Inc.	172,201
12,090	Polycom, Inc.*	154,147
10,484	PTC, Inc.*	385,811
10,272	Rackspace Hosting, Inc.*	374,825
24,955	RF Micro Devices, Inc.*	234,827
14,130	Riverbed Technology, Inc.*	287,122
8,699	Rovi Corp.*	210,255
3,680	Science Applications International Corp.	142,526
6,062	Semtech Corp.*	157,248
3,480	Silicon Laboratories, Inc.*	157,018
16,686	Skyworks Solutions, Inc.	722,671
5,773	SolarWinds, Inc.*	225,667
6,092	Solera Holdings, Inc.	397,503
21,707	SunEdison, Inc.*	427,411
13,609	Synopsys, Inc.*	523,810

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,362	Tech Data Corp.*	$200,073
17,132	Teradyne, Inc.	304,950
13,480	TIBCO Software, Inc.*	289,955
22,950	Trimble Navigation Ltd.*	827,807
9,812	VeriFone Systems, Inc.*	321,932
11,981	Vishay Intertechnology, Inc.	178,757
3,435	WEX, Inc.*	330,756
4,449	Zebra Technologies Corp., Class A*	330,561
		21,703,630
	Materials — 6.6%

7,021	Albemarle Corp.	485,783
5,788	AptarGroup, Inc.	385,423
6,391	Ashland, Inc.	658,273
5,288	Cabot Corp.	299,036
4,686	Carpenter Technology Corp.	292,828
13,521	Cliffs Natural Resources, Inc.	212,009
10,361	Commercial Metals Co.	183,908
2,958	Compass Minerals International, Inc.	275,064
3,151	Cytec Industries, Inc.	313,052
2,872	Domtar Corp.	261,007
4,414	Eagle Materials, Inc.	383,886
2,694	Greif, Inc., Class A	147,146
4,883	Intrepid Potash, Inc.*	79,153
12,476	Louisiana-Pacific Corp.*	177,159
4,077	Martin Marietta Materials, Inc.	500,656
3,041	Minerals Technologies, Inc.	188,542
988	NewMarket Corp.	386,812
7,020	Olin Corp.	191,295
8,674	Packaging Corp. of America	599,894
8,375	PolyOne Corp.	336,089
6,851	Reliance Steel & Aluminum Co.	492,930
6,332	Rock-Tenn Co., Class A	639,722
5,751	Royal Gold, Inc.	360,703
11,762	RPM International, Inc.	506,589
3,891	Scotts Miracle-Gro Co. (The), Class A	233,266
4,433	Sensient Technologies Corp.	242,928
3,865	Silgan Holdings, Inc.	188,728
9,033	Sonoco Products Co.	381,554
19,696	Steel Dynamics, Inc.	340,150
6,950	Valspar Corp. (The)	518,887
4,664	Worthington Industries, Inc.	187,959
		10,450,431
	Telecommunication Services — 0.4%

8,741	Telephone & Data Systems, Inc.	242,213
12,420	tw telecom, inc.*	407,252
		649,465
	Utilities — 4.2%

9,799	Alliant Energy Corp.	571,282
15,616	Aqua America, Inc.	396,334
8,846	Atmos Energy Corp.	443,184
3,931	Black Hills Corp.	226,701
5,341	Cleco Corp.	277,892
13,590	Great Plains Energy, Inc.	345,865
8,957	Hawaiian Electric Industries, Inc.	215,416
4,435	IDACORP, Inc.	243,171
16,725	MDU Resources Group, Inc.	566,643
7,399	National Fuel Gas Co.	554,925
17,542	OGE Energy Corp.	644,318
4,587	ONE Gas, Inc.	168,022
7,035	PNM Resources, Inc.	200,216
15,466	Questar Corp.	372,267
10,136	UGI Corp.	493,319
7,279	Vectren Corp.	290,286
11,375	Westar Energy, Inc.	410,069
4,580	WGL Holdings, Inc.	185,719
		6,605,629
	Total Common Stocks (Cost $130,187,515)	139,248,397

Principal Amount
	U.S. Government & Agency Securities (a) — 19.9%
	Federal Home Loan Bank
$2,728,442	0.00%, due 06/02/14	2,728,442
	U.S. Treasury Bills
762,000	0.00%, due 07/03/14	761,964
11,000,000	0.00%, due 09/18/14	10,999,010
12,220,000	0.00%, due 09/25/14	12,218,974
5,000,000	0.00%, due 10/09/14	4,999,530
	Total U.S. Government & Agency Securities (Cost $31,707,431)	31,707,920

	Repurchase Agreements (a)(b) — 22.4%
35,667,907	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $35,668,069	35,667,907
	Total Repurchase Agreements (Cost $35,667,907)	35,667,907

	Total Investment Securities (Cost $197,562,853) — 129.8%	206,624,224
	Liabilities in excess of other assets — (29.8%)	(47,388,377)
	Net Assets — 100.0%	$159,235,847

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $82,685,376.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,830,895
Aggregate gross unrealized depreciation	(3,740,998)
Net unrealized appreciation	$3,089,897
Federal income tax cost of investments	$203,534,327

See accompanying notes to the financial statements.

Futures Contracts Purchased(1)

Ultra MidCap400 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable(2)	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount(3)
E-Mini S&P MidCap 400 Futures Contracts	166	06/20/14	$22,841,600	$283,195	$(19,365)	$—	$19,365	$—

(1)The Fund’s Futures Contracts are not accounted for as hedging instruments under ASC 815.

(2)The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

(3)Represents the “uncollateralized” amount due from or (to) the broker at period end.

Cash collateral in the amount of $1,278,200 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements(1)

Ultra MidCap400 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$9,372,105	11/06/15	Bank of America, N.A.	0.30%	S&P MidCap 400® Index	$(4,700,633)	$4,700,633	$—	$—

11,891,755	01/06/15	Citibank, N.A.	0.32%	S&P MidCap 400® Index	(17,254,083)	17,254,083	—	—

8,386,542	11/06/15	Credit Suisse International	0.35%	S&P MidCap 400® Index	(2,514,285)	2,504,945	9,340	—

18,149,913	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	(11,336,140)

21,488,957	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	(6,982,076)
39,638,870					(18,318,216)	18,318,210	6	—

2,743,484	11/06/14	Goldman Sachs International	0.52%	S&P MidCap 400® Index	1,435,930

8,182,869	11/06/14	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	(10,286,329)
10,926,353					(8,850,399)	8,850,399	—	—

35,304,137	11/06/15	Morgan Stanley & Co. International PLC	0.35%	S&P MidCap 400® Index	1,815,358	(1,815,358)	—	—

31,903,340	11/06/15	Societe Generale	0.53%	S&P MidCap 400® Index	2,413,096	—	(2,413,096)	—

8,909,337	01/06/15	UBS AG	0.45%	S&P MidCap 400® Index	(931,850)	931,850	—	—

$156,332,439					$(48,341,012)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 84.1%
	Consumer Discretionary — 10.8%

2,806	1-800-Flowers.com, Inc., Class A*	$15,657
2,056	A.H. Belo Corp., Class A	24,220
8,543	Aeropostale, Inc.*	33,403
2,292	AMC Entertainment Holdings, Inc., Class A*	51,960
10,151	American Apparel, Inc.*	6,497
7,318	American Axle & Manufacturing Holdings, Inc.*	135,676
1,917	American Public Education, Inc.*	67,747
876	America’s Car-Mart, Inc.*	31,755
5,136	Ann, Inc.*	199,636
1,435	Arctic Cat, Inc.	53,525
3,393	Asbury Automotive Group, Inc.*	219,324
1,539	Ascent Capital Group, Inc., Class A*	95,079
4,399	Barnes & Noble, Inc.*	79,798
1,181	Bassett Furniture Industries, Inc.	16,026
477	Beasley Broadcasting Group, Inc., Class A	3,334
2,909	Beazer Homes USA, Inc.*	56,929
3,788	bebe stores, inc.	15,531
1,830	Big 5 Sporting Goods Corp.	21,246
158	Biglari Holdings, Inc.*	66,641
2,685	BJ’s Restaurants, Inc.*	84,819
2,468	Black Diamond, Inc.*	26,605
6,021	Bloomin’ Brands, Inc.*	125,478
1,349	Blue Nile, Inc.*	41,576
1,013	Blyth, Inc.	8,843
2,688	Bob Evans Farms, Inc.	120,073
1,799	Body Central Corp.*	1,601
1,471	Bon-Ton Stores, Inc. (The)	15,063
7,564	Boyd Gaming Corp.*	82,826
2,132	Bravo Brio Restaurant Group, Inc.*	33,686
1,635	Bridgepoint Education, Inc.*	21,239
1,290	Bright Horizons Family Solutions, Inc.*	50,284
4,708	Brown Shoe Co., Inc.	132,530
9,848	Brunswick Corp.	424,449
3,042	Buckle, Inc. (The)	136,434
2,042	Buffalo Wild Wings, Inc.*	295,089
1,669	Burlington Stores, Inc.*	47,433
4,627	Caesars Entertainment Corp.*	84,350
8,421	Callaway Golf Co.	67,536
1,203	Capella Education Co.	68,860
6,007	Career Education Corp.*	28,053
2,509	Carmike Cinemas, Inc.*	86,310
1,710	Carriage Services, Inc.	31,413
3,833	Carrols Restaurant Group, Inc.*	26,946
2,999	Cato Corp. (The), Class A	86,491
759	Cavco Industries, Inc.*	58,268
8,335	Central European Media Enterprises Ltd., Class A*	23,755
5,449	Cheesecake Factory, Inc. (The)	249,946
2,516	Children’s Place Retail Stores, Inc. (The)	121,724
3,954	Christopher & Banks Corp.*	26,966
1,497	Churchill Downs, Inc.	128,996
1,767	Chuy’s Holdings, Inc.*	57,728
1,683	Citi Trends, Inc.*	33,929
2,254	ClubCorp Holdings, Inc.	39,648
1,406	Columbia Sportswear Co.	117,499
2,443	Conn’s, Inc.*	113,942
1,565	Container Store Group, Inc. (The)*	44,853
6,896	Cooper Tire & Rubber Co.	191,916
1,249	Core-Mark Holding Co., Inc.	103,267
8,629	Corinthian Colleges, Inc.*	7,222
2,139	Cracker Barrel Old Country Store, Inc.	215,076
9,593	Crocs, Inc.*	143,223
3,773	Crown Media Holdings, Inc., Class A*	13,470
922	CSS Industries, Inc.	22,211
888	Culp, Inc.	16,375
10,140	Cumulus Media, Inc., Class A*	64,085
100	Daily Journal Corp.*	17,130
17,190	Dana Holding Corp.	380,587
1,164	Del Frisco’s Restaurant Group, Inc.*	31,440
9,481	Denny’s Corp.*	61,626
1,474	Destination Maternity Corp.	34,094
4,584	Destination XL Group, Inc.*	24,249
1,865	Dex Media, Inc.*	18,501
1,940	Diamond Resorts International, Inc.*	37,326
1,800	DineEquity, Inc.	142,902
1,167	Diversified Restaurant Holdings, Inc.*	5,252
2,746	Dorman Products, Inc.*	145,895
2,494	Drew Industries, Inc.	121,009
3,404	E.W. Scripps Co. (The), Class A*	66,446
2,629	Education Management Corp.*	4,916
704	Einstein Noah Restaurant Group, Inc.	10,849
2,603	Entercom Communications Corp., Class A*	27,175
6,003	Entravision Communications Corp., Class A	32,176
2,702	Ethan Allen Interiors, Inc.	63,335
1,010	EveryWare Global, Inc.*	1,111
9,293	Express, Inc.*	117,185
2,146	Federal-Mogul Holdings Corp.*	35,602
2,439	Fiesta Restaurant Group, Inc.*	98,219
5,361	Finish Line, Inc. (The), Class A	153,700
3,570	Five Below, Inc.*	129,234
534	Flexsteel Industries, Inc.	17,772
1,073	Fox Factory Holding Corp.*	18,338
4,793	Francesca’s Holdings Corp.*	73,525
3,998	Fred’s, Inc., Class A	61,049
2,014	FTD Cos., Inc.*	60,198
1,529	Fuel Systems Solutions, Inc.*	14,938
1,827	G-III Apparel Group Ltd.*	133,956
2,614	Genesco, Inc.*	195,762
3,830	Gentherm, Inc.*	157,528
2,060	Global Sources Ltd.*	16,686
966	Gordmans Stores, Inc.	4,154
4,943	Grand Canyon Education, Inc.*	217,739
5,475	Gray Television, Inc.*	62,634
2,368	Group 1 Automotive, Inc.	190,624
4,680	Harte-Hanks, Inc.	33,275
2,150	Haverty Furniture Cos., Inc.	53,815
3,113	Helen of Troy Ltd.*	180,429
937	Hemisphere Media Group, Inc.*	10,644
1,310	hhgregg, Inc.*	12,052
2,829	Hibbett Sports, Inc.*	148,777
5,983	Hillenbrand, Inc.	181,225
1,170	Hooker Furniture Corp.	16,731
2,285	Houghton Mifflin Harcourt Co.*	41,633

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,319	Hovnanian Enterprises, Inc., Class A*	$57,776
3,682	HSN, Inc.	204,793
4,986	Iconix Brand Group, Inc.*	209,113
784	Ignite Restaurant Group, Inc.*	12,034
933	Installed Building Products, Inc.*	12,651
3,031	International Speedway Corp., Class A	94,234
4,286	Interval Leisure Group, Inc.	87,820
1,956	Intrawest Resorts Holdings, Inc.*	22,318
3,077	iRobot Corp.*	108,710
2,305	Isle of Capri Casinos, Inc.*	15,720
2,543	ITT Educational Services, Inc.*	43,790
4,561	Jack in the Box, Inc.	263,307
2,092	JAKKS Pacific, Inc.	18,472
1,818	Jamba, Inc.*	19,471
539	Johnson Outdoors, Inc., Class A	13,448
3,044	JoS. A. Bank Clothiers, Inc.*	197,708
4,801	Journal Communications, Inc., Class A*	39,608
499	JTH Holding, Inc., Class A*	13,718
2,957	K12, Inc.*	67,893
13,774	Kate Spade & Co.*	501,511
9,095	KB Home	149,886
1,517	Kirkland’s, Inc.*	26,927
7,128	Krispy Kreme Doughnuts, Inc.*	134,292
5,700	La-Z-Boy, Inc.	139,194
6,938	LeapFrog Enterprises, Inc.*	48,080
1,048	LGI Homes, Inc.*	16,726
2,286	Libbey, Inc.*	61,608
4,449	Life Time Fitness, Inc.*	236,687
6,977	LifeLock, Inc.*	78,282
1,112	Lifetime Brands, Inc.	17,470
2,613	Lincoln Educational Services Corp.	10,008
2,417	Lithia Motors, Inc., Class A	189,565
15,321	Live Nation Entertainment, Inc.*	363,414
1,418	Loral Space & Communications, Inc.*	102,578
2,172	Luby’s, Inc.*	10,925
2,990	Lumber Liquidators Holdings, Inc.*	232,263
2,632	M/I Homes, Inc.*	60,036
894	Malibu Boats, Inc., Class A*	17,719
2,015	Marcus Corp. (The)	33,852
1,145	Marine Products Corp.	8,908
2,674	MarineMax, Inc.*	42,971
3,174	Marriott Vacations Worldwide Corp.*	179,807
2,655	Martha Stewart Living Omnimedia, Inc., Class A*	12,372
3,006	Matthews International Corp., Class A	123,246
1,463	Mattress Firm Holding Corp.*	65,630
6,616	McClatchy Co. (The), Class A*	34,006
4,253	MDC Holdings, Inc.	121,678
4,336	MDC Partners, Inc., Class A	91,143
2,134	Media General, Inc.*	37,836
5,167	Men’s Wearhouse, Inc. (The)	257,213
3,889	Meredith Corp.	174,849
4,221	Meritage Homes Corp.*	169,304
5,140	Modine Manufacturing Co.*	78,488
935	Monarch Casino & Resort, Inc.*	15,306
3,404	Monro Muffler Brake, Inc.	183,850
3,052	Morgans Hotel Group Co.*	24,111
1,924	Movado Group, Inc.	73,670
3,143	Multimedia Games Holding Co., Inc.*	90,361
511	NACCO Industries, Inc., Class A	27,722
296	Nathan’s Famous, Inc.*	14,540
6,564	National CineMedia, Inc.	102,858
3,378	Nautilus, Inc.*	36,584
913	New Home Co., Inc. (The)*	11,230
3,133	New York & Co., Inc.*	12,407
14,045	New York Times Co. (The), Class A	208,709
3,196	Nexstar Broadcasting Group, Inc., Class A	148,486
671	Noodles & Co.*	22,311
3,117	Nutrisystem, Inc.	51,431
52,268	Office Depot, Inc.*	267,612
2,612	Orbitz Worldwide, Inc.*	19,407
10,429	Orient-Express Hotels Ltd., Class A*	137,141
2,220	Outerwall, Inc.*	157,021
1,217	Overstock.com, Inc.*	18,571
1,465	Oxford Industries, Inc.	93,657
5,026	Pacific Sunwear of California, Inc.*	12,163
3,303	Papa John’s International, Inc.	143,251
4,599	Penske Automotive Group, Inc.	213,945
5,789	Pep Boys-Manny Moe & Jack (The)*	58,990
1,342	Perry Ellis International, Inc.*	22,720
2,189	PetMed Express, Inc.	29,114
9,083	Pier 1 Imports, Inc.	159,952
6,356	Pinnacle Entertainment, Inc.*	156,866
5,072	Pool Corp.	292,807
2,600	Popeyes Louisiana Kitchen, Inc.*	111,592
940	Potbelly Corp.*	14,861
14,431	Quiksilver, Inc.*	85,720
1,086	R.G. Barry Corp.	20,504
10,852	RadioShack Corp.*	16,278
1,132	ReachLocal, Inc.*	6,792
1,898	Reading International, Inc., Class A*	16,721
1,541	Red Robin Gourmet Burgers, Inc.*	111,075
5,173	Regis Corp.	71,180
1,525	Remy International, Inc.	36,280
5,812	Rent-A-Center, Inc.	162,504
1,137	Rentrak Corp.*	58,749
1,925	Restoration Hardware Holdings, Inc.*	127,974
1,084	RetailMeNot, Inc.*	27,642
6,634	Ruby Tuesday, Inc.*	52,210
3,900	Ruth’s Hospitality Group, Inc.	47,775
5,021	Ryland Group, Inc. (The)	189,292
526	Saga Communications, Inc., Class A	24,296
1,131	Salem Communications Corp., Class A	9,659
2,878	Scholastic Corp.	91,751
5,198	Scientific Games Corp., Class A*	46,522
942	Sears Hometown and Outlet Stores, Inc.*	20,752
6,058	Select Comfort Corp.*	112,315
2,177	SFX Entertainment, Inc.*	15,936
664	Shiloh Industries, Inc.*	12,012
1,635	Shoe Carnival, Inc.	30,565
4,134	Shutterfly, Inc.*	170,073
7,449	Sinclair Broadcast Group, Inc., Class A	220,341

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,635	Sizmek, Inc.*	$25,665
4,210	Skechers U.S.A., Inc., Class A*	187,345
1,963	Skullcandy, Inc.*	14,546
6,075	Smith & Wesson Holding Corp.*	96,471
4,240	Sonic Automotive, Inc., Class A	111,597
6,113	Sonic Corp.*	127,150
7,434	Sotheby’s	293,494
3,714	Spartan Motors, Inc.	18,347
1,267	Speedway Motorsports, Inc.	23,376
3,561	Stage Stores, Inc.	65,416
2,157	Standard Motor Products, Inc.	89,559
16,135	Standard Pacific Corp.*	129,564
3,013	Stein Mart, Inc.	40,736
1,597	Steiner Leisure Ltd.*	64,167
6,549	Steven Madden Ltd.*	208,651
3,102	Stoneridge, Inc.*	29,810
1,177	Strayer Education, Inc.*	64,311
2,103	Sturm Ruger & Co., Inc.	127,484
2,530	Superior Industries International, Inc.	50,347
1,186	Systemax, Inc.*	18,964
6,623	Tenneco, Inc.*	422,216
6,796	Texas Roadhouse, Inc.	171,803
2,009	Tile Shop Holdings, Inc.*	29,974
1,077	Tilly’s, Inc., Class A*	9,467
664	Tower International, Inc.*	20,345
2,615	Town Sports International Holdings, Inc.	15,873
1,153	Trans World Entertainment Corp.	4,024
1,609	TRI Pointe Homes, Inc.*	24,537
4,663	Tuesday Morning Corp.*	75,354
5,212	Tumi Holdings, Inc.*	96,422
844	UCP, Inc., Class A*	11,175
1,538	Unifi, Inc.*	35,805
1,730	Universal Electronics, Inc.*	78,680
2,332	Universal Technical Institute, Inc.	26,468
3,909	Vail Resorts, Inc.	272,418
4,276	ValueVision Media, Inc., Class A*	19,071
2,356	Vera Bradley, Inc.*	63,494
1,252	Vince Holding Corp.*	34,793
2,393	Vitacost.com, Inc.*	15,842
3,304	Vitamin Shoppe, Inc.*	142,006
2,033	VOXX International Corp.*	17,616
742	WCI Communities, Inc.*	13,742
1,849	West Marine, Inc.*	18,582
9,198	Wet Seal, Inc. (The), Class A*	7,726
709	Weyco Group, Inc.	19,377
1,498	William Lyon Homes, Class A*	39,382
244	Winmark Corp.	16,175
3,055	Winnebago Industries, Inc.*	75,642
10,925	Wolverine World Wide, Inc.	282,630
3,131	World Wrestling Entertainment, Inc., Class A	35,318
3,347	ZAGG, Inc.*	15,195
2,298	Zumiez, Inc.*	63,126
		22,790,013
	Consumer Staples — 3.2%

314	Alico, Inc.	11,772
9,541	Alliance One International, Inc.*	23,662
3,054	Andersons, Inc. (The)	155,571
1,490	Annie’s, Inc.*	48,753
5,755	B&G Foods, Inc.	197,166
897	Boston Beer Co., Inc. (The), Class A*	192,326
6,478	Boulder Brands, Inc.*	87,906
1,331	Calavo Growers, Inc.	41,620
1,616	Cal-Maine Foods, Inc.	112,732
4,173	Casey’s General Stores, Inc.	297,243
4,557	Central Garden and Pet Co., Class A*	36,274
1,799	Chefs’ Warehouse, Inc. (The)*	33,246
5,058	Chiquita Brands International, Inc.*	51,895
507	Coca-Cola Bottling Co. Consolidated	38,157
1,150	Craft Brew Alliance, Inc.*	12,661
17,224	Darling Ingredients, Inc.*	344,308
2,423	Diamond Foods, Inc.*	77,415
2,790	Elizabeth Arden, Inc.*	75,693
1,709	Fairway Group Holdings Corp.*	10,527
644	Farmer Bros Co.*	12,764
2,367	Female Health Co. (The)	13,918
4,122	Fresh Del Monte Produce, Inc.	119,414
286	Griffin Land & Nurseries, Inc.	8,034
4,181	Hain Celestial Group, Inc. (The)*	379,300
3,595	Harbinger Group, Inc.*	42,565
1,288	Ingles Markets, Inc., Class A	33,771
1,786	Inter Parfums, Inc.	53,348
1,530	Inventure Foods, Inc.*	18,819
1,627	J&J Snack Foods Corp.	152,401
891	John B. Sanfilippo & Son, Inc.	22,899
2,015	Lancaster Colony Corp.	179,919
11,157	Lifevantage Corp.*	14,727
502	Lifeway Foods, Inc.*	6,596
1,090	Limoneira Co.	25,506
1,428	Medifast, Inc.*	44,882
1,235	National Beverage Corp.*	22,872
965	Natural Grocers by Vitamin Cottage, Inc.*	20,062
1,187	Nature’s Sunshine Products, Inc.	17,485
932	Nutraceutical International Corp.*	22,191
525	Oil-Dri Corp. of America	17,125
2,168	Omega Protein Corp.*	31,198
651	Orchids Paper Products Co.	19,628
2,563	Pantry, Inc. (The)*	43,289
6,598	Pilgrim’s Pride Corp.*	167,853
4,785	Post Holdings, Inc.*	239,106
2,055	PriceSmart, Inc.	188,341
1,235	Revlon, Inc., Class A*	38,927
79,492	Rite Aid Corp.*	664,553
2,994	Roundy’s, Inc.	16,078
2,506	Sanderson Farms, Inc.	231,830
32	Seaboard Corp.*	86,235
887	Seneca Foods Corp., Class A*	27,071
5,176	Snyder’s-Lance, Inc.	140,684
3,987	SpartanNash Co.	96,804
2,341	Spectrum Brands Holdings, Inc.	182,294
19,799	Star Scientific, Inc.*	13,265
22,100	SUPERVALU, Inc.*	165,087
1,964	Susser Holdings Corp.*	155,765
1,883	Synutra International, Inc.*	10,564
2,195	Tootsie Roll Industries, Inc.	63,874
3,946	TreeHouse Foods, Inc.*	295,753
5,369	United Natural Foods, Inc.*	361,924
2,541	Universal Corp.	136,071
653	USANA Health Sciences, Inc.*	46,957
6,881	Vector Group Ltd.	143,882
689	Village Super Market, Inc., Class A	16,908
1,684	WD-40 Co.	121,534

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,199	Weis Markets, Inc.	$56,797
		6,839,797
	Energy — 5.1%

8,942	Abraxas Petroleum Corp.*	44,889
229	Adams Resources & Energy, Inc.	14,480
2,534	Alon USA Energy, Inc.	37,883
24,038	Alpha Natural Resources, Inc.*	81,248
2,853	Amyris, Inc.*	9,757
995	Apco Oil and Gas International, Inc.*	13,990
3,797	Approach Resources, Inc.*	74,117
23,107	Arch Coal, Inc.	82,261
2,268	Athlon Energy, Inc.*	98,567
3,256	Basic Energy Services, Inc.*	88,563
5,308	Bill Barrett Corp.*	132,700
939	Bolt Technology Corp.	16,940
3,204	Bonanza Creek Energy, Inc.*	171,798
12,826	BPZ Resources, Inc.*	39,248
3,936	Bristow Group, Inc.	299,057
4,904	C&J Energy Services, Inc.*	150,111
10,661	Cal Dive International, Inc.*	13,753
4,340	Callon Petroleum Co.*	45,787
2,155	CARBO Ceramics, Inc.	296,463
4,945	Carrizo Oil & Gas, Inc.*	284,140
3,871	CHC Group Ltd.*	27,213
641	Clayton Williams Energy, Inc.*	79,862
7,416	Clean Energy Fuels Corp.*	82,169
6,622	Cloud Peak Energy, Inc.*	122,308
5,258	Comstock Resources, Inc.	142,965
1,614	Contango Oil & Gas Co.*	69,386
877	Dawson Geophysical Co.	23,004
4,043	Delek U.S. Holdings, Inc.	125,616
2,307	Diamondback Energy, Inc.*	174,132
6,166	Emerald Oil, Inc.*	40,079
5,498	Endeavour International Corp.*	10,996
7,948	Energy XXI Bermuda Ltd.	170,485
3,253	EPL Oil & Gas, Inc.*	123,321
3,876	Equal Energy Ltd.	20,427
2,191	Era Group, Inc.*	64,021
1,846	Evolution Petroleum Corp.	20,731
18,469	EXCO Resources, Inc.	97,147
6,268	Exterran Holdings, Inc.	261,626
12,987	Forest Oil Corp.*	31,948
4,283	Forum Energy Technologies, Inc.*	141,510
6,268	Frontline Ltd.*	14,166
5,815	FX Energy, Inc.*	21,516
3,470	GasLog Ltd.	81,025
6,040	Gastar Exploration, Inc.*	44,877
1,406	Geospace Technologies Corp.*	71,312
3,412	Goodrich Petroleum Corp.*	98,948
2,753	Green Plains, Inc.	80,443
1,574	Gulf Island Fabrication, Inc.	31,024
2,907	GulfMark Offshore, Inc., Class A	134,914
25,215	Halcon Resources Corp.*	157,342
946	Hallador Energy Co.	8,949
11,533	Helix Energy Solutions Group, Inc.*	269,642
17,362	Hercules Offshore, Inc.*	78,823
3,896	Hornbeck Offshore Services, Inc.*	176,255
15,276	ION Geophysical Corp.*	63,701
100	Isramco, Inc.*	12,720
1,212	Jones Energy, Inc., Class A*	21,234
16,582	Key Energy Services, Inc.*	133,485
4,778	KiOR, Inc., Class A*	2,088
3,317	Knightsbridge Tankers Ltd.	43,917
28,897	Kodiak Oil & Gas Corp.*	367,859
18,714	Magnum Hunter Resources Corp.*	143,349
7,076	Matador Resources Co.*	176,051
2,838	Matrix Service Co.*	92,661
3,614	Midstates Petroleum Co., Inc.*	20,094
3,322	Miller Energy Resources, Inc.*	18,072
1,398	Mitcham Industries, Inc.*	18,775
1,346	Natural Gas Services Group, Inc.*	40,434
9,380	Newpark Resources, Inc.*	105,619
9,709	Nordic American Tankers Ltd.	79,420
7,782	North Atlantic Drilling Ltd.	81,633
6,944	Northern Oil and Gas, Inc.*	105,896
1,553	Nuverra Environmental Solutions, Inc.*	26,432
759	Panhandle Oil and Gas, Inc., Class A	41,699
12,968	Parker Drilling Co.*	83,903
3,876	PDC Energy, Inc.*	248,800
6,011	Penn Virginia Corp.*	91,247
6,210	PetroQuest Energy, Inc.*	38,005
1,369	PHI, Inc. (Non-Voting)*	61,249
6,769	Pioneer Energy Services Corp.*	107,627
13,563	Quicksilver Resources, Inc.*	32,687
2,303	Renewable Energy Group, Inc.*	22,777
24,592	Rentech, Inc.*	57,299
7,371	Resolute Energy Corp.*	61,327
596	REX American Resources Corp.*	41,428
4,922	Rex Energy Corp.*	97,849
1,289	RigNet, Inc.*	61,124
6,651	Rosetta Resources, Inc.*	313,462
2,504	RSP Permian, Inc.*	67,608
4,144	Sanchez Energy Corp.*	142,678
20,103	Scorpio Tankers, Inc.	182,334
2,189	SEACOR Holdings, Inc.*	175,295
4,578	SemGroup Corp., Class A	311,029
6,091	Ship Finance International Ltd.	112,805
5,718	Solazyme, Inc.*	57,123
6,033	Stone Energy Corp.*	267,805
4,720	Swift Energy Co.*	51,212
5,524	Synergy Resources Corp.*	64,852
3,582	Targa Resources Corp.	411,787
6,774	Teekay Tankers Ltd., Class A	24,522
3,289	Tesco Corp.	70,056
8,521	TETRA Technologies, Inc.*	98,247
1,730	TGC Industries, Inc.*	7,837
7,401	Triangle Petroleum Corp.*	74,380
9,308	Uranium Energy Corp.*	16,289
13,909	Ur-Energy, Inc.*	17,247
6,304	VAALCO Energy, Inc.*	40,976
21,881	Vantage Drilling Co.*	36,541
3,785	W&T Offshore, Inc.	55,526
7,933	Warren Resources, Inc.*	36,333
5,894	Western Refining, Inc.	241,772
1,281	Westmoreland Coal Co.*	39,032
4,352	Willbros Group, Inc.*	52,920
4,035	ZaZa Energy Corp.*	2,825
		10,666,888
	Financials — 19.9%

1,642	1st Source Corp.	49,818
3,253	1st United Bancorp, Inc./FL	27,163
5,996	Acadia Realty Trust (REIT)	165,430
795	Access National Corp.	11,893
3,041	AG Mortgage Investment Trust, Inc. (REIT)	57,779
1,621	Agree Realty Corp. (REIT)	49,992

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,687	Alexander & Baldwin, Inc.	$177,684
229	Alexander’s, Inc. (REIT)	84,043
6,153	Altisource Residential Corp. (REIT)	171,607
4,899	Ambac Financial Group, Inc.*	138,054
3,658	American Assets Trust, Inc. (REIT)	125,469
5,759	American Capital Mortgage Investment Corp. (REIT)	117,656
7,374	American Equity Investment Life Holding Co.	166,062
856	American National Bankshares, Inc.	19,157
61,603	American Realty Capital Properties, Inc. (REIT)	764,493
1,492	American Residential Properties, Inc. (REIT)*	27,304
2,732	Ameris Bancorp*	57,399
2,002	AMERISAFE, Inc.	77,097
1,014	Ames National Corp.	23,018
2,137	AmREIT, Inc. (REIT)	37,974
3,376	AmTrust Financial Services, Inc.	144,155
13,928	Anworth Mortgage Asset Corp. (REIT)	75,211
5,023	Apollo Commercial Real Estate Finance, Inc. (REIT)	84,135
24,467	Apollo Investment Corp.	205,033
3,488	Apollo Residential Mortgage, Inc. (REIT)	58,529
2,330	Ares Commercial Real Estate Corp. (REIT)	29,195
2,959	Argo Group International Holdings Ltd.	143,364
2,069	Arlington Asset Investment Corp., Class A	57,208
2,069	Armada Hoffler Properties, Inc. (REIT)	19,987
40,729	ARMOUR Residential REIT, Inc. (REIT)	177,171
1,159	Arrow Financial Corp.	29,995
2,107	Ashford Hospitality Prime, Inc. (REIT)	34,344
7,344	Ashford Hospitality Trust, Inc. (REIT)	78,581
6,263	Associated Estates Realty Corp. (REIT)	108,287
9,614	Astoria Financial Corp.	122,867
1,028	AV Homes, Inc.*	17,055
1,581	Aviv REIT, Inc. (REIT)	43,873
1,005	Baldwin & Lyons, Inc., Class B	25,617
2,659	Banc of California, Inc.	28,983
772	BancFirst Corp.	45,865
3,187	Banco Latinoamericano de Comercio Exterior S.A., Class E	85,220
3,576	Bancorp, Inc. (The)/DE*	56,143
10,362	BancorpSouth, Inc.	243,507
5,054	Bank Mutual Corp.	30,627
668	Bank of Kentucky Financial Corp. (The)	23,387
638	Bank of Marin Bancorp	27,600
3,386	Bank of the Ozarks, Inc.	199,909
2,294	BankFinancial Corp.	22,917
2,119	Banner Corp.	80,882
641	Bar Harbor Bankshares	16,281
8,598	BBCN Bancorp, Inc.	131,119
785	BBX Capital Corp., Class A*	15,559
3,481	Beneficial Mutual Bancorp, Inc.*	47,028
2,730	Berkshire Hills Bancorp, Inc.	61,698
13,832	BGC Partners, Inc., Class A	96,824
8,069	BlackRock Kelso Capital Corp.	69,958
680	Blue Capital Reinsurance Holdings Ltd.	12,199
1,994	BNC Bancorp	33,818
1,317	BofI Holding, Inc.*	101,185
8,677	Boston Private Financial Holdings, Inc.	109,677
1,217	Bridge Bancorp, Inc.	29,950
1,048	Bridge Capital Holdings*	23,727
7,631	Brookline Bancorp, Inc.	68,221
1,471	Bryn Mawr Bank Corp.	41,791
356	C&F Financial Corp.	12,410
1,876	Calamos Asset Management, Inc., Class A	23,356
252	California First National Bancorp	3,846
831	Camden National Corp.	30,581
7,028	Campus Crest Communities, Inc. (REIT)	62,338
2,558	Capital Bank Financial Corp., Class A*	62,057
1,358	Capital City Bank Group, Inc.	17,559
1,465	Capital Southwest Corp.	52,960
435	Capitala Finance Corp.	7,995
16,217	Capitol Federal Financial, Inc.	196,226
10,403	Capstead Mortgage Corp. (REIT)	137,008
3,478	Cardinal Financial Corp.	60,413
3,312	Cascade Bancorp*	14,374
3,106	Cash America International, Inc.	147,566
1,318	CatchMark Timber Trust, Inc., Class A (REIT)	17,450
8,586	Cathay General Bancorp	206,322
8,625	Cedar Realty Trust, Inc. (REIT)	52,957
1,282	Center Bancorp, Inc.	23,794
3,276	CenterState Banks, Inc.	34,791
2,036	Central Pacific Financial Corp.	38,765
370	Century Bancorp, Inc./MA, Class A	12,336
25,747	Chambers Street Properties (REIT)	205,976
2,477	Charter Financial Corp./MD	27,024
2,863	Chatham Lodging Trust (REIT)	64,417
3,210	Chemical Financial Corp.	92,255
392	Chemung Financial Corp.	11,258
5,288	Chesapeake Lodging Trust (REIT)	154,251
745	CIFC Corp.	6,444
1,343	Citizens & Northern Corp.	25,074
4,729	Citizens, Inc./TX*	31,542
1,705	City Holding Co.	73,673
915	Clifton Bancorp, Inc.	10,998
1,566	CNB Financial Corp./PA	26,230
24,187	CNO Financial Group, Inc.	390,136
3,859	CoBiz Financial, Inc.	40,018
2,049	Cohen & Steers, Inc.	82,964
10,055	Colony Financial, Inc. (REIT)	222,819
5,555	Columbia Banking System, Inc.	137,597
4,355	Community Bank System, Inc.	154,646
1,680	Community Trust Bancorp, Inc.	57,658
1,145	CommunityOne Bancorp*	11,061
190	ConnectOne Bancorp, Inc.*	9,131
637	Consolidated-Tomoka Land Co.	29,461
1,970	Consumer Portfolio Services, Inc.*	14,460
2,258	CoreSite Realty Corp. (REIT)	71,579
18,302	Cousins Properties, Inc. (REIT)	219,624
10,632	Cowen Group, Inc., Class A*	43,910

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,858	Crawford & Co., Class B	$28,008
774	Credit Acceptance Corp.*	101,084
1,023	CU Bancorp*	18,782
15,273	CubeSmart (REIT)	278,580
2,392	Customers Bancorp, Inc.*	45,448
9,998	CVB Financial Corp.	145,771
2,088	CyrusOne, Inc. (REIT)	47,773
17,600	CYS Investments, Inc. (REIT)	162,624
34,433	DCT Industrial Trust, Inc. (REIT)	272,709
4,408	DFC Global Corp.*	41,303
308	Diamond Hill Investment Group, Inc.	37,579
21,278	DiamondRock Hospitality Co. (REIT)	264,273
3,467	Dime Community Bancshares, Inc.	52,421
807	Donegal Group, Inc., Class A	11,774
711	Doral Financial Corp.*	2,795
6,795	DuPont Fabros Technology, Inc. (REIT)	173,748
5,981	Dynex Capital, Inc. (REIT)	51,736
2,428	Eagle Bancorp, Inc.*	77,623
3,294	EastGroup Properties, Inc. (REIT)	209,696
12,413	Education Realty Trust, Inc. (REIT)	129,840
2,005	eHealth, Inc.*	73,824
702	Ellington Residential Mortgage REIT (REIT)	12,180
490	EMC Insurance Group, Inc.	15,131
8,969	Empire State Realty Trust, Inc., Class A (REIT)	147,002
3,369	Employers Holdings, Inc.	70,850
2,722	Encore Capital Group, Inc.*	117,835
1,037	Enstar Group Ltd.*	146,113
788	Enterprise Bancorp, Inc./MA	15,405
2,099	Enterprise Financial Services Corp.	36,670
5,623	EPR Properties (REIT)	303,192
6,555	Equity One, Inc. (REIT)	150,503
1,397	ESB Financial Corp.	17,588
928	ESSA Bancorp, Inc.	9,846
2,468	Essent Group Ltd.*	49,237
8,762	EverBank Financial Corp.	166,916
3,442	Evercore Partners, Inc., Class A	189,448
5,208	Excel Trust, Inc. (REIT)	68,746
5,557	EZCORP, Inc., Class A*	67,907
814	Farmers Capital Bank Corp.*	15,556
967	FBL Financial Group, Inc., Class A	42,268
873	FBR & Co.*	22,785
1,122	Federal Agricultural Mortgage Corp., Class C	34,804
13,513	FelCor Lodging Trust, Inc. (REIT)	132,968
1,246	Fidelity & Guaranty Life	26,664
1,596	Fidelity Southern Corp.	21,354
1,491	Fidus Investment Corp.	27,405
14,889	Fifth Street Finance Corp.	138,319
5,324	Financial Engines, Inc.	216,687
1,502	Financial Institutions, Inc.	34,636
11,777	First American Financial Corp.	329,992
1,040	First Bancorp, Inc./ME	16,806
7,849	First BanCorp./Puerto Rico*	38,225
2,141	First Bancorp/NC	38,709
7,888	First Busey Corp.	43,857
3,177	First Cash Financial Services, Inc.*	166,856
10,658	First Commonwealth Financial Corp.	91,659
1,841	First Community Bancshares, Inc./VA	26,879
1,849	First Connecticut Bancorp, Inc./CT	28,789
1,064	First Defiance Financial Corp.	30,037
316	First Federal Bancshares of Arkansas, Inc.*	2,556
6,298	First Financial Bancorp	102,405
3,433	First Financial Bankshares, Inc.	204,195
1,222	First Financial Corp./IN	39,275
2,616	First Financial Holdings, Inc.	154,029
1,648	First Financial Northwest, Inc.	18,194
11,702	First Industrial Realty Trust, Inc. (REIT)	216,955
1,909	First Interstate BancSystem, Inc.	49,004
994	First Marblehead Corp. (The)*	4,234
3,803	First Merchants Corp.	75,452
8,173	First Midwest Bancorp, Inc./IL	130,768
454	First NBC Bank Holding Co.*	15,391
860	First of Long Island Corp. (The)	33,170
6,395	First Potomac Realty Trust (REIT)	83,647
7,251	First Security Group, Inc./TN*	14,937
18,043	FirstMerit Corp.	336,863
2,161	Flagstar Bancorp, Inc.*	36,759
3,357	Flushing Financial Corp.	66,771
16,958	FNB Corp./PA	207,566
3,772	Forestar Group, Inc.*	65,708
699	Fortegra Financial Corp.*	4,998
1,326	Fox Chase Bancorp, Inc.	21,282
1,093	Franklin Financial Corp./VA*	21,838
9,800	Franklin Street Properties Corp. (REIT)	122,696
3,982	FXCM, Inc., Class A	53,279
1,198	Gain Capital Holdings, Inc.	9,452
656	GAMCO Investors, Inc., Class A	49,922
654	Garrison Capital, Inc.	9,561
7,794	Geo Group, Inc. (The) (REIT)	265,074
1,379	German American Bancorp, Inc.	37,164
2,788	Getty Realty Corp. (REIT)	54,478
7,579	GFI Group, Inc.	25,617
7,841	Glacier Bancorp, Inc.	205,983
2,286	Gladstone Capital Corp.	22,723
1,702	Gladstone Commercial Corp. (REIT)	30,585
2,882	Gladstone Investment Corp.	22,278
15,731	Glimcher Realty Trust (REIT)	173,356
913	Global Indemnity PLC*	24,140
4,061	Golub Capital BDC, Inc.	69,118
5,951	Government Properties Income Trust (REIT)	151,870
10,670	Gramercy Property Trust, Inc. (REIT)	62,633
1,121	Great Southern Bancorp, Inc.	32,834
3,073	Green Dot Corp., Class A*	56,451
3,069	Greenhill & Co., Inc.	152,591
3,071	Greenlight Capital Re Ltd., Class A*	97,320
2,103	GSV Capital Corp.*	19,495
1,602	Guaranty Bancorp	22,108
1,546	Hallmark Financial Services, Inc.*	15,135
3,672	Hampton Roads Bankshares, Inc.*	6,059
9,241	Hancock Holding Co.	312,161
3,439	Hanmi Financial Corp.	73,285
2,113	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	29,772

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,065	HCI Group, Inc.	$41,290
502	Health Insurance Innovations, Inc., Class A*	5,050
10,436	Healthcare Realty Trust, Inc. (REIT)	260,169
1,614	Heartland Financial USA, Inc.	39,107
6,707	Hercules Technology Growth Capital, Inc.	102,215
2,267	Heritage Commerce Corp.	18,272
3,152	Heritage Financial Corp./WA	49,644
2,375	Heritage Oaks Bancorp*	17,480
22,052	Hersha Hospitality Trust (REIT)	139,589
3,603	HFF, Inc., Class A	116,449
9,781	Highwoods Properties, Inc. (REIT)	396,913
7,256	Hilltop Holdings, Inc.*	150,562
140	Hingham Institution for Savings	10,290
705	Home Bancorp, Inc.*	14,558
4,924	Home BancShares, Inc./AR	150,231
7,731	Home Loan Servicing Solutions Ltd.	172,401
1,411	HomeStreet, Inc.	25,285
2,271	HomeTrust Bancshares, Inc.*	34,383
4,321	Horace Mann Educators Corp.	126,216
1,002	Horizon Bancorp/IN	21,292
896	Horizon Technology Finance Corp.	12,159
5,473	Hudson Pacific Properties, Inc. (REIT)	129,710
1,789	Hudson Valley Holding Corp.	32,005
3,389	Iberiabank Corp.	211,677
4,137	ICG Group, Inc.*	79,927
1,878	Imperial Holdings, Inc.*	12,226
858	Independence Holding Co.	12,218
2,580	Independent Bank Corp./MA	93,396
413	Independent Bank Group, Inc.	19,308
1,254	Infinity Property & Casualty Corp.	80,269
9,287	Inland Real Estate Corp. (REIT)	98,628
5,812	International Bancshares Corp.	140,069
1,949	Intervest Bancshares Corp.	14,462
1,533	INTL FCStone, Inc.*	28,238
13,555	Invesco Mortgage Capital, Inc. (REIT)	240,737
4,051	Investment Technology Group, Inc.*	77,496
14,018	Investors Bancorp, Inc.	151,394
11,555	Investors Real Estate Trust (REIT)	102,608
144	Investors Title Co.	9,910
9,260	iStar Financial, Inc. (REIT)*	133,714
16,244	Janus Capital Group, Inc.	189,730
1,306	JAVELIN Mortgage Investment Corp. (REIT)	17,540
1,402	JGWPT Holdings, Inc., Class A*	14,945
1,709	JMP Group, Inc.	11,109
429	Kansas City Life Insurance Co.	18,533
3,078	KCAP Financial, Inc.	24,532
7,735	KCG Holdings, Inc., Class A*	92,743
1,561	Kearny Financial Corp.*	22,197
7,065	Kennedy-Wilson Holdings, Inc.	175,000
14,224	Kite Realty Group Trust (REIT)	88,331
1,659	Ladder Capital Corp., Class A*	30,774
11,211	Ladenburg Thalmann Financial Services, Inc.*	33,969
4,087	Lakeland Bancorp, Inc.	42,424
1,788	Lakeland Financial Corp.	64,690
11,318	LaSalle Hotel Properties (REIT)	373,381
803	LCNB Corp.	12,326
19,562	Lexington Realty Trust (REIT)	222,029
3,782	LTC Properties, Inc. (REIT)	150,297
2,584	Macatawa Bank Corp.	12,920
5,425	Maiden Holdings Ltd.	66,402
4,250	Main Street Capital Corp.	131,878
2,218	MainSource Financial Group, Inc.	36,930
1,479	Manning & Napier, Inc.	25,276
751	Marcus & Millichap, Inc.*	15,283
4,083	MarketAxess Holdings, Inc.	217,828
898	Marlin Business Services Corp.	18,705
5,966	MB Financial, Inc.	160,127
7,753	MCG Capital Corp.	26,438
5,431	Meadowbrook Insurance Group, Inc.	36,985
2,318	Medallion Financial Corp.	31,316
18,626	Medical Properties Trust, Inc. (REIT)	251,824
5,128	Medley Capital Corp.	63,536
1,824	Mercantile Bank Corp.	39,088
610	Merchants Bancshares, Inc./VT	18,575
907	Meridian Interstate Bancorp, Inc.*	23,582
650	Meta Financial Group, Inc.	24,356
1,539	Metro Bancorp, Inc.*	33,627
35,298	MGIC Investment Corp.*	299,327
579	Middleburg Financial Corp.	10,567
896	MidSouth Bancorp, Inc.	16,872
737	MidWestOne Financial Group, Inc.	17,386
5,975	Monmouth Real Estate Investment Corp., Class A (REIT)	56,583
4,490	Montpelier Re Holdings Ltd.	141,166
2,462	MVC Capital, Inc.	31,440
457	NASB Financial, Inc.	10,593
4,948	National Bank Holdings Corp., Class A	96,832
756	National Bankshares, Inc.	23,814
3,176	National Health Investors, Inc. (REIT)	199,199
723	National Interstate Corp.	20,454
12,740	National Penn Bancshares, Inc.	130,967
238	National Western Life Insurance Co., Class A	58,241
1,128	Navigators Group, Inc. (The)*	70,286
4,768	NBT Bancorp, Inc.	108,329
2,491	Nelnet, Inc., Class A	102,554
5,214	New Mountain Finance Corp.	74,143
30,696	New Residential Investment Corp. (REIT)	194,613
9,870	New York Mortgage Trust, Inc. (REIT)	78,565
2,750	NewBridge Bancorp*	20,625
2,857	NewStar Financial, Inc.*	38,455
2,288	NGP Capital Resources Co.	14,689
1,119	Nicholas Financial, Inc.	16,315
5,830	Northfield Bancorp, Inc.	75,848
709	Northrim BanCorp, Inc.	17,512
39,969	NorthStar Realty Finance Corp. (REIT)	661,487
10,205	Northwest Bancshares, Inc.	135,829
1,499	OceanFirst Financial Corp.	24,494
4,967	OFG Bancorp	89,704
11,434	Old National Bancorp/IN	154,702
1,246	OmniAmerican Bancorp, Inc.	29,991
1,279	One Liberty Properties, Inc. (REIT)	27,499
2,463	OneBeacon Insurance Group Ltd., Class A	37,659

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,079	Oppenheimer Holdings, Inc., Class A	$24,817
4,939	Oritani Financial Corp.	74,431
1,947	Pacific Continental Corp.	26,908
1,811	Pacific Premier Bancorp, Inc.*	25,571
10,182	PacWest Bancorp	411,556
485	Palmetto Bancshares, Inc.*	6,528
1,253	Park National Corp.	93,536
4,868	Park Sterling Corp.	31,399
6,432	Parkway Properties, Inc./MD (REIT)	128,447
1,310	Peapack Gladstone Financial Corp.	25,912
6,686	Pebblebrook Hotel Trust (REIT)	237,620
1,601	PennantPark Floating Rate Capital Ltd.	22,414
7,234	PennantPark Investment Corp.	79,936
525	Penns Woods Bancorp, Inc.	24,187
7,404	Pennsylvania Real Estate Investment Trust (REIT)	132,902
1,391	PennyMac Financial Services, Inc., Class A*	22,075
7,670	PennyMac Mortgage Investment Trust (REIT)	161,990
1,176	Peoples Bancorp, Inc./OH	28,930
6,216	PHH Corp.*	158,322
631	Phoenix Cos., Inc. (The)*	30,244
3,288	Physicians Realty Trust (REIT)	45,407
2,475	PICO Holdings, Inc.*	57,395
3,813	Pinnacle Financial Partners, Inc.	131,625
1,757	Piper Jaffray Cos.*	77,361
2,987	Platinum Underwriters Holdings Ltd.	191,616
5,521	Portfolio Recovery Associates, Inc.*	308,017
4,408	Potlatch Corp. (REIT)	177,025
1,270	Preferred Bank/CA*	28,613
6,204	Primerica, Inc.	279,428
7,066	PrivateBancorp, Inc.	188,733
33,957	Prospect Capital Corp.	337,533
6,917	Prosperity Bancshares, Inc.	402,085
942	Provident Financial Holdings, Inc.	13,659
6,497	Provident Financial Services, Inc.	109,994
2,115	PS Business Parks, Inc. (REIT)	178,062
1,236	Pzena Investment Management, Inc., Class A	12,694
1,534	QTS Realty Trust, Inc., Class A (REIT)	44,639
20,793	Radian Group, Inc.	299,835
8,867	RAIT Financial Trust (REIT)	69,517
7,246	Ramco-Gershenson Properties Trust (REIT)	120,284
218	RCS Capital Corp., Class A	5,668
1,264	RE/MAX Holdings, Inc., Class A	36,315
8,941	Redwood Trust, Inc. (REIT)	174,260
584	Regional Management Corp.*	8,404
3,326	Renasant Corp.	92,030
1,056	Republic Bancorp, Inc./KY, Class A	24,552
1,323	Resource America, Inc., Class A	11,325
13,823	Resource Capital Corp. (REIT)	79,620
7,822	Retail Opportunity Investments Corp. (REIT)	123,588
1,842	Rexford Industrial Realty, Inc. (REIT)	25,751
4,634	RLI Corp.	206,676
14,251	RLJ Lodging Trust (REIT)	394,895
2,838	Rouse Properties, Inc. (REIT)	46,316
4,803	Ryman Hospitality Properties, Inc. (REIT)	221,562
3,236	S&T Bancorp, Inc.	78,538
5,145	Sabra Health Care REIT, Inc. (REIT)	150,646
2,284	Safeguard Scientifics, Inc.*	43,579
1,402	Safety Insurance Group, Inc.	72,315
2,718	Sandy Spring Bancorp, Inc.	64,444
855	Saul Centers, Inc. (REIT)	41,168
1,812	Seacoast Banking Corp. of Florida*	19,316
2,818	Select Income REIT (REIT)	80,961
6,045	Selective Insurance Group, Inc.	143,690
1,326	Sierra Bancorp	20,991
1,658	Silver Bay Realty Trust Corp. (REIT)	26,312
600	Silvercrest Asset Management Group, Inc., Class A	10,446
1,797	Simmons First National Corp., Class A	73,012
4,900	Solar Capital Ltd.	102,116
1,254	Solar Senior Capital Ltd.	21,017
2,040	Southside Bancshares, Inc.	52,673
2,144	Southwest Bancorp, Inc./OK	36,877
3,591	Sovran Self Storage, Inc. (REIT)	275,789
2,639	Springleaf Holdings, Inc.*	61,937
4,828	STAG Industrial, Inc. (REIT)	115,631
1,628	State Auto Financial Corp.	35,181
3,475	State Bank Financial Corp.	55,982
9,083	Sterling Bancorp/DE	102,910
2,319	Stewart Information Services Corp.	74,394
6,921	Stifel Financial Corp.*	312,850
1,520	Stock Yards Bancorp, Inc.	43,411
889	Stonegate Mortgage Corp.*	13,539
19,737	Strategic Hotels & Resorts, Inc. (REIT)*	215,133
1,259	Suffolk Bancorp*	28,416
8,690	Summit Hotel Properties, Inc. (REIT)	87,248
4,403	Sun Bancorp, Inc./NJ*	16,599
4,395	Sun Communities, Inc. (REIT)	212,806
19,908	Sunstone Hotel Investors, Inc. (REIT)	292,449
20,300	Susquehanna Bancshares, Inc.	200,564
3,151	SWS Group, Inc.*	22,624
8,871	Symetra Financial Corp.	184,960
1,947	Talmer Bancorp, Inc., Class A*	26,421
1,881	Taylor Capital Group, Inc.*	39,858
3,867	TCP Capital Corp.	66,358
1,500	Tejon Ranch Co.*	45,675
3,489	Terreno Realty Corp. (REIT)	67,687
1,094	Territorial Bancorp, Inc.	22,569
4,677	Texas Capital Bancshares, Inc.*	239,462
2,761	Third Point Reinsurance Ltd.*	42,105
3,691	THL Credit, Inc.	49,090
5,720	TICC Capital Corp.	55,427
1,574	Tompkins Financial Corp.	72,640
6,252	Tower Group International Ltd.	13,442
2,866	TowneBank/VA	44,710
699	Tree.com, Inc.*	17,720
3,001	Triangle Capital Corp.	78,776
1,744	Trico Bancshares	39,920
714	Tristate Capital Holdings, Inc.*	9,411
10,256	TrustCo Bank Corp./NY	65,946

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,312	Trustmark Corp.	$169,273
3,884	UMB Financial Corp.	214,397
1,952	UMH Properties, Inc. (REIT)	19,364
18,370	Umpqua Holdings Corp.	304,391
4,609	Union Bankshares Corp.	115,087
7,078	United Bankshares, Inc./WV	214,463
4,689	United Community Banks, Inc./GA*	71,929
5,375	United Community Financial Corp./OH*	21,124
5,704	United Financial Bancorp, Inc.	76,833
2,240	United Fire Group, Inc.	62,160
1,296	Universal Health Realty Income Trust (REIT)	56,104
2,830	Universal Insurance Holdings, Inc.	35,347
1,817	Univest Corp. of Pennsylvania	37,830
2,714	Urstadt Biddle Properties, Inc., Class A (REIT)	56,234
1,312	VantageSouth Bancshares, Inc.*	7,990
4,349	ViewPoint Financial Group, Inc.	108,073
735	Virtus Investment Partners, Inc.*	135,600
1,672	Walker & Dunlop, Inc.*	24,712
4,016	Walter Investment Management Corp.*	116,103
7,240	Washington Real Estate Investment Trust (REIT)	187,009
1,576	Washington Trust Bancorp, Inc.	53,915
879	Waterstone Financial, Inc.	9,493
9,826	Webster Financial Corp.	293,994
2,821	WesBanco, Inc.	83,050
1,560	West Bancorp., Inc.	22,480
2,937	Westamerica Bancorp.	143,825
8,063	Western Alliance Bancorp.*	184,481
4,339	Western Asset Mortgage Capital Corp. (REIT)	62,568
1,861	Westfield Financial, Inc.	13,436
759	Westwood Holdings Group, Inc.	44,599
752	WhiteHorse Finance, Inc.	10,415
2,440	Whitestone REIT (REIT)	34,843
7,375	Wilshire Bancorp, Inc.	74,414
3,480	Winthrop Realty Trust (REIT)	52,200
4,681	Wintrust Financial Corp.	203,998
10,936	WisdomTree Investments, Inc.*	113,625
845	World Acceptance Corp.*	66,747
854	WSFS Financial Corp.	58,004
1,566	Yadkin Financial Corp.*	29,519
615	ZAIS Financial Corp. (REIT)	10,092
		42,124,620
	Health Care — 11.0%

2,406	Abaxis, Inc.	99,416
4,217	Abiomed, Inc.*	96,148
3,856	Acadia Healthcare Co., Inc.*	164,420
8,407	ACADIA Pharmaceuticals, Inc.*	173,605
1,205	Accelerate Diagnostics, Inc.*	28,715
774	Acceleron Pharma, Inc.*	22,972
8,069	Accuray, Inc.*	71,169
2,541	AcelRx Pharmaceuticals, Inc.*	23,377
10,512	Achillion Pharmaceuticals, Inc.*	28,488
4,416	Acorda Therapeutics, Inc.*	145,198
595	Addus HomeCare Corp.*	13,542
3,137	Aegerion Pharmaceuticals, Inc.*	103,050
841	Aerie Pharmaceuticals, Inc.*	13,178
7,740	Affymetrix, Inc.*	63,932
813	Agios Pharmaceuticals, Inc.*	28,585
4,233	Air Methods Corp.*	204,031
6,336	Akorn, Inc.*	177,218
2,533	Albany Molecular Research, Inc.*	39,996
7,962	Align Technology, Inc.*	434,805
2,356	Alimera Sciences, Inc.*	14,065
542	Alliance HealthCare Services, Inc.*	16,217
900	Almost Family, Inc.*	18,486
6,327	Alnylam Pharmaceuticals, Inc.*	375,128
6,749	Alphatec Holdings, Inc.*	10,123
2,349	AMAG Pharmaceuticals, Inc.*	42,987
3,425	Amedisys, Inc.*	49,834
3,310	Amicus Therapeutics, Inc.*	7,845
5,012	AMN Healthcare Services, Inc.*	56,134
4,212	Ampio Pharmaceuticals, Inc.*	31,969
3,483	Amsurg Corp.*	157,710
2,759	Anacor Pharmaceuticals, Inc.*	37,246
1,333	Analogic Corp.	91,071
2,681	AngioDynamics, Inc.*	38,419
1,308	Anika Therapeutics, Inc.*	61,254
12,272	Antares Pharma, Inc.*	36,202
864	Aratana Therapeutics, Inc.*	12,148
23,709	Arena Pharmaceuticals, Inc.*	145,810
456	Argos Therapeutics, Inc.*	3,666
6,460	Arqule, Inc.*	9,238
13,466	Array BioPharma, Inc.*	56,557
4,000	athenahealth, Inc.*	507,640
2,630	AtriCure, Inc.*	43,448
170	Atrion Corp.	53,618
876	Auspex Pharmaceuticals, Inc.*	18,527
5,368	Auxilium Pharmaceuticals, Inc.*	120,136
17,400	AVANIR Pharmaceuticals, Inc., Class A*	91,872
5,649	AVEO Pharmaceuticals, Inc.*	6,270
576	BIND Therapeutics, Inc.*	4,896
4,052	BioDelivery Sciences International, Inc.*	38,778
3,753	Biolase, Inc.*	7,018
2,662	Bio-Reference Labs, Inc.*	71,235
6,347	BioScrip, Inc.*	49,824
4,020	BioTime, Inc.*	11,618
744	Bluebird Bio, Inc.*	17,201
3,269	Cambrex Corp.*	70,251
3,568	Cantel Medical Corp.	123,988
3,119	Capital Senior Living Corp.*	74,045
586	Cara Therapeutics, Inc.*	8,075
2,842	Cardiovascular Systems, Inc.*	79,718
14,140	Cell Therapeutics, Inc.*	41,572
689	Celladon Corp.*	6,153
9,706	Celldex Therapeutics, Inc.*	141,805
419	Cellular Dynamics International, Inc.*	4,730
2,151	Cempra, Inc.*	20,348
5,925	Centene Corp.*	441,531
7,306	Cepheid, Inc.*	329,135
7,590	Cerus Corp.*	31,802
8,539	Chelsea Therapeutics International Ltd.*	55,760
1,920	Chemed Corp.	169,114
2,676	ChemoCentryx, Inc.*	14,397
1,230	Chimerix, Inc.*	22,693
1,369	Chindex International, Inc.*	32,418
1,953	Clovis Oncology, Inc.*	100,013
1,206	Computer Programs & Systems, Inc.	76,677
653	Conatus Pharmaceuticals, Inc.*	4,042
724	Concert Pharmaceuticals, Inc.*	6,400

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,019	CONMED Corp.	$135,553
5,795	Corcept Therapeutics, Inc.*	13,097
3,774	Coronado Biosciences, Inc.*	6,793
1,242	Corvel Corp.*	58,647
2,953	Cross Country Healthcare, Inc.*	17,039
2,991	CryoLife, Inc.	26,411
9,341	Curis, Inc.*	16,627
1,598	Cutera, Inc.*	15,772
3,009	Cyberonics, Inc.*	182,947
2,085	Cynosure, Inc., Class A*	45,411
3,564	Cytokinetics, Inc.*	17,784
6,877	Cytori Therapeutics, Inc.*	16,574
17,157	Dendreon Corp.*	37,059
6,151	Depomed, Inc.*	73,381
2,209	Derma Sciences, Inc.*	22,488
7,697	DexCom, Inc.*	259,851
382	Dicerna Pharmaceuticals, Inc.*	6,173
1,424	Durata Therapeutics, Inc.*	22,670
14,647	Dyax Corp.*	120,838
28,591	Dynavax Technologies Corp.*	41,171
365	Eagle Pharmaceuticals, Inc./DE*	4,325
367	Egalet Corp.*	4,859
495	Eleven Biotherapeutics, Inc.*	5,346
2,987	Emergent Biosolutions, Inc.*	64,788
4,388	Emeritus Corp.*	137,257
396	Enanta Pharmaceuticals, Inc.*	15,040
3,811	Endocyte, Inc.*	24,124
6,837	Endologix, Inc.*	89,291
2,116	Ensign Group, Inc. (The)	99,240
4,090	Enzon Pharmaceuticals, Inc.	3,687
731	Epizyme, Inc.*	17,529
498	Esperion Therapeutics, Inc.*	7,599
9,010	Exact Sciences Corp.*	121,455
1,017	Exactech, Inc.*	23,686
3,498	ExamWorks Group, Inc.*	103,611
21,141	Exelixis, Inc.*	69,977
2,441	Fibrocell Science, Inc.*	7,323
736	Five Prime Therapeutics, Inc.*	9,561
4,665	Five Star Quality Care, Inc.*	24,631
492	Flexion Therapeutics, Inc.*	6,268
2,768	Fluidigm Corp.*	76,784
748	Foundation Medicine, Inc.*	17,750
773	Furiex Pharmaceuticals, Inc.*	79,897
12,833	Galena Biopharma, Inc.*	29,516
3,902	GenMark Diagnostics, Inc.*	42,961
423	Genocea Biosciences, Inc.*	8,020
1,821	Genomic Health, Inc.*	47,328
3,409	Gentiva Health Services, Inc.*	46,465
16,855	Geron Corp.*	35,058
5,947	Globus Medical, Inc., Class A*	143,798
876	GlycoMimetics, Inc.*	6,272
2,602	Greatbatch, Inc.*	121,539
2,855	GTx, Inc.*	4,739
5,561	Haemonetics Corp.*	189,408
10,498	Halozyme Therapeutics, Inc.*	82,934
3,774	Hanger, Inc.*	114,654
694	Harvard Apparatus Regenerative Technology, Inc.*	5,346
2,923	Harvard Bioscience, Inc.*	12,043
9,496	HealthSouth Corp.	333,500
2,192	HealthStream, Inc.*	56,400
3,723	Healthways, Inc.*	64,147
1,780	HeartWare International, Inc.*	160,503
9,548	HMS Holdings Corp.*	179,502
6,563	Horizon Pharma, Inc.*	93,129
914	Hyperion Therapeutics, Inc.*	26,753
1,410	ICU Medical, Inc.*	84,699
12,221	Idenix Pharmaceuticals, Inc.*	76,626
9,203	ImmunoGen, Inc.*	108,779
8,922	Immunomedics, Inc.*	29,710
7,455	Impax Laboratories, Inc.*	206,951
5,212	Infinity Pharmaceuticals, Inc.*	52,641
552	Inogen, Inc.*	9,263
3,766	Insmed, Inc.*	49,485
5,817	Insulet Corp.*	213,077
881	Insys Therapeutics, Inc.*	22,765
2,492	Integra LifeSciences Holdings Corp.*	112,015
822	Intercept Pharmaceuticals, Inc.*	194,493
10,694	InterMune, Inc.*	423,696
1,252	Intrexon Corp.*	26,405
3,484	Invacare Corp.	57,486
1,825	IPC The Hospitalist Co., Inc.*	79,661
11,578	Ironwood Pharmaceuticals, Inc.*	165,797
12,227	Isis Pharmaceuticals, Inc.*	357,273
1,297	KaloBios Pharmaceuticals, Inc.*	2,438
851	Karyopharm Therapeutics, Inc.*	22,339
9,713	Keryx Biopharmaceuticals, Inc.*	128,212
1,142	Kindred Biosciences, Inc.*	19,300
5,883	Kindred Healthcare, Inc.	146,016
1,283	KYTHERA Biopharmaceuticals, Inc.*	42,942
1,037	Landauer, Inc.	49,133
2,034	Lannett Co., Inc.*	84,981
681	LDR Holding Corp.*	16,065
24,748	Lexicon Pharmaceuticals, Inc.*	32,667
1,313	LHC Group, Inc.*	26,746
1,939	Ligand Pharmaceuticals, Inc.*	129,351
4,066	Luminex Corp.*	69,081
675	MacroGenics, Inc.*	12,595
2,947	Magellan Health Services, Inc.*	179,443
16,193	MannKind Corp.*	144,118
5,303	Masimo Corp.*	130,666
6,632	MedAssets, Inc.*	155,321
1,584	Medical Action Industries, Inc.*	10,930
6,887	Medicines Co. (The)*	192,147
5,789	Medidata Solutions, Inc.*	223,861
1,313	MEI Pharma, Inc.*	8,075
7,109	Merge Healthcare, Inc.*	15,711
4,514	Meridian Bioscience, Inc.	92,131
4,633	Merit Medical Systems, Inc.*	65,001
10,519	Merrimack Pharmaceuticals, Inc.*	81,733
9,886	MiMedx Group, Inc.*	54,076
3,085	Molina Healthcare, Inc.*	132,933
5,140	Momenta Pharmaceuticals, Inc.*	63,685
1,394	MWI Veterinary Supply, Inc.*	194,477
5,941	Nanosphere, Inc.*	8,020
1,171	National Healthcare Corp.	63,234
1,069	National Research Corp., Class A*	16,088
3,495	Natus Medical, Inc.*	86,152
13,019	Navidea Biopharmaceuticals, Inc.*	20,700
13,608	Nektar Therapeutics*	159,622
3,906	Neogen Corp.*	147,608
3,580	NeoGenomics, Inc.*	12,136
8,203	Neurocrine Biosciences, Inc.*	113,940
2,000	NewLink Genetics Corp.*	41,020
20,253	Novavax, Inc.*	95,392
10,923	NPS Pharmaceuticals, Inc.*	340,033
5,065	NuVasive, Inc.*	168,867
6,503	NxStage Medical, Inc.*	89,286
3,686	Omeros Corp.*	43,089
3,959	Omnicell, Inc.*	105,032

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,597	OncoGenex Pharmaceutical, Inc.*	$6,053
512	OncoMed Pharmaceuticals, Inc.*	11,571
647	Onconova Therapeutics, Inc.*	3,138
1,025	Ophthotech Corp.*	41,717
20,554	OPKO Health, Inc.*	177,175
6,045	OraSure Technologies, Inc.*	38,204
12,143	Orexigen Therapeutics, Inc.*	78,444
1,980	Orthofix International N.V.*	62,746
1,805	Osiris Therapeutics, Inc.*	27,779
1,294	OvaScience, Inc.*	9,381
6,894	Owens & Minor, Inc.	239,084
671	Oxford Immunotec Global PLC*	11,662
5,622	Pacific Biosciences of California, Inc.*	27,885
3,236	Pacira Pharmaceuticals, Inc.*	251,146
6,189	PAREXEL International Corp.*	312,235
17,457	PDL BioPharma, Inc.	163,572
19,213	Peregrine Pharmaceuticals, Inc.*	35,544
1,907	Pernix Therapeutics Holdings, Inc.*	13,559
3,233	PharMerica Corp.*	87,744
1,442	PhotoMedex, Inc.*	18,068
1,189	Portola Pharmaceuticals, Inc.*	26,348
2,937	Pozen, Inc.*	25,229
5,568	Prestige Brands Holdings, Inc.*	190,426
7,450	Progenics Pharmaceuticals, Inc.*	30,247
1,549	Prothena Corp. PLC*	32,250
1,236	Providence Service Corp. (The)*	49,687
1,235	PTC Therapeutics, Inc.*	29,282
2,532	Puma Biotechnology, Inc.*	193,521
4,344	Quality Systems, Inc.	67,636
5,648	Questcor Pharmaceuticals, Inc.	509,054
3,057	Quidel Corp.*	69,394
6,495	Raptor Pharmaceutical Corp.*	53,129
792	Receptos, Inc.*	23,570
1,112	Regulus Therapeutics, Inc.*	7,484
753	Relypsa, Inc.*	17,613
3,423	Repligen Corp.*	65,859
2,499	Repros Therapeutics, Inc.*	40,609
2,068	Retrophin, Inc.*	30,234
751	Revance Therapeutics, Inc.*	23,649
9,487	Rigel Pharmaceuticals, Inc.*	31,212
4,274	Rockwell Medical, Inc.*	48,125
6,126	RTI Surgical, Inc.*	26,648
2,049	Sagent Pharmaceuticals, Inc.*	45,918
7,260	Sangamo BioSciences, Inc.*	95,396
4,428	Sarepta Therapeutics, Inc.*	149,135
5,887	Sciclone Pharmaceuticals, Inc.*	29,612
4,919	Select Medical Holdings Corp.	74,523
12,536	Sequenom, Inc.*	38,486
4,002	SIGA Technologies, Inc.*	10,685
2,159	Skilled Healthcare Group, Inc., Class A*	14,271
4,393	Spectranetics Corp. (The)*	94,186
6,892	Spectrum Pharmaceuticals, Inc.*	53,689
4,001	Staar Surgical Co.*	61,735
1,046	Stemline Therapeutics, Inc.*	15,889
6,417	STERIS Corp.	343,438
1,573	Sucampo Pharmaceuticals, Inc., Class A*	11,436
4,101	Sunesis Pharmaceuticals, Inc.*	20,997
2,199	Supernus Pharmaceuticals, Inc.*	19,593
1,224	Surgical Care Affiliates, Inc.*	35,349
1,495	SurModics, Inc.*	32,008
4,058	Symmetry Medical, Inc.*	35,792
2,246	Synageva BioPharma Corp.*	182,263
8,770	Synergy Pharmaceuticals, Inc.*	38,062
5,442	Synta Pharmaceuticals Corp.*	22,312
1,002	Tandem Diabetes Care, Inc.*	16,272
3,039	Targacept, Inc.*	11,396
7,478	Team Health Holdings, Inc.*	379,658
3,159	TearLab Corp.*	15,763
1,607	TESARO, Inc.*	42,810
391	TetraLogic Pharmaceuticals Corp.*	1,752
1,527	Tetraphase Pharmaceuticals, Inc.*	16,095
1,959	TG Therapeutics, Inc.*	12,792
9,393	TherapeuticsMD, Inc.*	38,136
6,241	Thoratec Corp.*	206,702
5,126	Threshold Pharmaceuticals, Inc.*	19,786
2,831	Tornier N.V.*	60,895
803	Trevena, Inc.*	3,525
2,578	Triple-S Management Corp., Class B*	45,579
1,314	U.S. Physical Therapy, Inc.	44,058
721	Ultragenyx Pharmaceutical, Inc.*	27,081
11,176	Unilife Corp.*	32,187
4,182	Universal American Corp.	32,871
118	USMD Holdings, Inc.*	1,442
360	Utah Medical Products, Inc.	19,732
3,610	Vanda Pharmaceuticals, Inc.*	37,147
1,797	Vascular Solutions, Inc.*	36,803
549	Veracyte, Inc.*	8,356
1,884	Verastem, Inc.*	17,484
8,270	Vical, Inc.*	9,924
10,959	VIVUS, Inc.*	54,028
2,295	Vocera Communications, Inc.*	29,651
5,573	Volcano Corp.*	96,747
4,732	WellCare Health Plans, Inc.*	366,493
7,530	West Pharmaceutical Services, Inc.	316,938
4,397	Wright Medical Group, Inc.*	133,669
1,594	Xencor, Inc.*	14,027
5,950	XenoPort, Inc.*	24,097
8,405	XOMA Corp.*	34,797
1,924	ZELTIQ Aesthetics, Inc.*	33,632
8,757	ZIOPHARM Oncology, Inc.*	31,525
10,719	Zogenix, Inc.*	24,654
		23,293,438
	Industrials — 12.2%

3,056	AAON, Inc.	95,347
4,326	AAR Corp.	105,122
5,949	ABM Industries, Inc.	162,229
5,356	Acacia Research Corp.	86,446
12,360	ACCO Brands Corp.*	74,407
4,363	Accuride Corp.*	23,997
2,982	Aceto Corp.	51,976
2,409	Acorn Energy, Inc.*	3,493
7,968	Actuant Corp., Class A	283,103
4,663	Acuity Brands, Inc.	585,253
3,865	Advisory Board Co. (The)*	187,027
4,259	Aegion Corp.*	102,088
2,016	Aerovironment, Inc.*	64,754
5,645	Air Transport Services Group, Inc.*	51,257
7,453	Aircastle Ltd.	125,061
771	Alamo Group, Inc.	39,969
3,043	Albany International Corp., Class A	113,352
1,531	Allegiant Travel Co.	176,065
2,939	Altra Industrial Motion Corp.	100,484
2,129	Ameresco, Inc., Class A*	13,945

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,029	American Railcar Industries, Inc.	$67,194
888	American Science & Engineering, Inc.	59,585
5,744	American Superconductor Corp.*	8,042
1,144	American Woodmark Corp.*	31,540
3,514	API Technologies Corp.*	9,839
3,129	Apogee Enterprises, Inc.	94,183
4,588	Applied Industrial Technologies, Inc.	218,481
4,102	ARC Document Solutions, Inc.*	25,432
2,799	ArcBest Corp.	119,713
1,521	Argan, Inc.	46,619
2,218	Astec Industries, Inc.	88,520
1,641	Astronics Corp.*	90,025
2,812	Atlas Air Worldwide Holdings, Inc.*	102,891
2,773	AZZ, Inc.	123,426
5,851	Barnes Group, Inc.	218,710
767	Barrett Business Services, Inc.	36,172
5,300	Beacon Roofing Supply, Inc.*	182,850
5,358	Blount International, Inc.*	65,260
3,678	BlueLinx Holdings, Inc.*	4,781
5,030	Brady Corp., Class A	136,464
5,244	Briggs & Stratton Corp.	107,922
5,221	Brink’s Co. (The)	139,401
4,863	Builders FirstSource, Inc.*	34,916
1,869	CAI International, Inc.*	41,548
35,797	Capstone Turbine Corp.*	54,053
4,206	Casella Waste Systems, Inc., Class A*	23,133
3,885	CBIZ, Inc.*	33,139
1,536	CDI Corp.	21,396
1,916	Ceco Environmental Corp.	27,437
2,187	Celadon Group, Inc.	51,088
5,866	Cenveo, Inc.*	18,009
3,301	Chart Industries, Inc.*	237,309
1,912	CIRCOR International, Inc.	145,809
5,409	CLARCOR, Inc.	316,589
2,124	Columbus McKinnon Corp.	59,812
4,050	Comfort Systems USA, Inc.	66,825
2,609	Commercial Vehicle Group, Inc.*	24,838
126	Compx International, Inc.	1,455
1,473	Continental Building Products, Inc.*	22,817
3,659	Corporate Executive Board Co. (The)	249,434
1,246	Courier Corp.	16,921
1,108	CRA International, Inc.*	24,819
2,160	Cubic Corp.	105,084
5,097	Curtiss-Wright Corp.	339,613
5,537	Deluxe Corp.	310,570
8,109	DigitalGlobe, Inc.*	246,189
2,420	Douglas Dynamics, Inc.	42,277
1,154	Ducommun, Inc.*	29,300
1,032	DXP Enterprises, Inc.*	71,796
3,600	Dycom Industries, Inc.*	107,100
1,490	Dynamic Materials Corp.	32,452
1,939	Echo Global Logistics, Inc.*	35,988
7,306	EMCOR Group, Inc.	325,263
2,250	Encore Wire Corp.	109,350
4,810	Energy Recovery, Inc.*	24,916
2,859	EnerNOC, Inc.*	54,864
5,239	EnerSys, Inc.	361,701
1,869	Engility Holdings, Inc.*	72,237
2,848	Ennis, Inc.	43,147
1,738	Enphase Energy, Inc.*	14,686
2,473	EnPro Industries, Inc.*	181,493
410	Erickson, Inc.*	6,671
2,878	ESCO Technologies, Inc.	96,758
3,405	Esterline Technologies Corp.*	379,487
719	ExOne Co. (The)*	21,333
1,435	Exponent, Inc.	101,498
6,797	Federal Signal Corp.	93,255
3,286	Forward Air Corp.	147,410
990	Franklin Covey Co.*	21,533
5,162	Franklin Electric Co., Inc.	197,705
1,309	FreightCar America, Inc.	33,654
4,388	FTI Consulting, Inc.*	141,601
21,557	FuelCell Energy, Inc.*	50,443
4,071	Furmanite Corp.*	44,252
2,129	G&K Services, Inc., Class A	110,303
6,586	GenCorp, Inc.*	122,565
5,612	Generac Holdings, Inc.	273,192
5,417	General Cable Corp.	138,134
3,340	Gibraltar Industries, Inc.*	52,972
876	Global Brass & Copper Holdings, Inc.	14,121
1,852	Global Power Equipment Group, Inc.	30,614
2,052	Gorman-Rupp Co. (The)	65,069
1,598	GP Strategies Corp.*	38,592
12,722	GrafTech International Ltd.*	132,945
1,089	Graham Corp.	32,452
4,226	Granite Construction, Inc.	150,108
6,466	Great Lakes Dredge & Dock Corp.*	49,271
2,661	Greenbrier Cos., Inc. (The)*	147,686
4,443	Griffon Corp.	51,939
3,234	H&E Equipment Services, Inc.*	112,058
1,370	Hardinge, Inc.	17,495
5,652	Hawaiian Holdings, Inc.*	87,267
7,449	Healthcare Services Group, Inc.	221,682
5,004	Heartland Express, Inc.	108,212
7,222	HEICO Corp.	376,194
1,966	Heidrick & Struggles International, Inc.	36,725
962	Heritage-Crystal Clean, Inc.*	16,056
6,382	Herman Miller, Inc.	199,565
4,949	HNI Corp.	185,241
1,950	Houston Wire & Cable Co.	23,108
4,027	Hub Group, Inc., Class A*	189,390
702	Hurco Cos., Inc.	19,417
2,534	Huron Consulting Group, Inc.*	172,008
1,146	Hyster-Yale Materials Handling, Inc.	96,356
2,147	ICF International, Inc.*	79,868
4,826	InnerWorkings, Inc.*	36,340
1,370	Innovative Solutions & Support, Inc.*	9,165
2,445	Insperity, Inc.	78,289
1,962	Insteel Industries, Inc.	38,514
6,459	Interface, Inc.	117,812
608	International Shipholding Corp.	14,440
1,030	Intersections, Inc.	4,563
26,626	JetBlue Airways Corp.*	257,207
3,149	John Bean Technologies Corp.	90,061
1,220	Kadant, Inc.	46,238
2,943	Kaman Corp.	125,166
2,932	Kelly Services, Inc., Class A	52,072
3,470	KEYW Holding Corp. (The)*	36,782
2,947	Kforce, Inc.	64,922

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,531	Kimball International, Inc., Class B	$56,955
6,393	Knight Transportation, Inc.	155,797
5,245	Knoll, Inc.	91,997
5,300	Korn/Ferry International*	160,961
4,784	Kratos Defense & Security Solutions, Inc.*	40,712
1,107	L.B. Foster Co., Class A	56,546
2,158	Layne Christensen Co.*	32,672
1,399	Lindsay Corp.	117,922
1,129	LMI Aerospace, Inc.*	15,614
2,352	LSI Industries, Inc.	18,675
1,855	Lydall, Inc.*	51,179
1,498	Manitex International, Inc.*	24,942
2,549	Marten Transport Ltd.	61,405
6,468	MasTec, Inc.*	232,848
4,646	Matson, Inc.	114,152
2,742	McGrath RentCorp	93,996
10,609	Meritor, Inc.*	146,510
2,046	Middleby Corp. (The)*	488,626
1,223	Miller Industries, Inc.	24,839
1,730	Mistras Group, Inc.*	39,375
4,175	Mobile Mini, Inc.	181,821
4,933	Moog, Inc., Class A*	355,472
3,082	MSA Safety, Inc.	168,462
6,122	Mueller Industries, Inc.	176,436
17,187	Mueller Water Products, Inc., Class A	144,886
1,334	Multi-Color Corp.	46,863
2,284	MYR Group, Inc.*	57,146
525	National Presto Industries, Inc.	36,955
5,491	Navigant Consulting, Inc.*	92,414
2,253	NCI Building Systems, Inc.*	37,738
735	NL Industries, Inc.	6,483
1,863	NN, Inc.	45,699
801	Norcraft Cos., Inc.*	13,297
980	Nortek, Inc.*	82,340
1,027	Northwest Pipe Co.*	36,931
9,100	Odyssey Marine Exploration, Inc.*	12,558
300	Omega Flex, Inc.	5,919
4,979	On Assignment, Inc.*	175,510
6,531	Orbital Sciences Corp.*	170,982
2,966	Orion Marine Group, Inc.*	33,545
943	Park-Ohio Holdings Corp.	49,677
726	Patrick Industries, Inc.*	27,443
713	Patriot Transportation Holding, Inc.*	24,221
17,631	Pendrell Corp.*	28,386
2,432	Performant Financial Corp.*	23,080
3,612	PGT, Inc.*	31,099
2,824	Pike Corp.*	25,218
1,719	Ply Gem Holdings, Inc.*	20,215
2,277	PMFG, Inc.*	11,522
5,078	Polypore International, Inc.*	225,717
1,002	Powell Industries, Inc.	61,954
235	Power Solutions International, Inc.*	18,328
2,354	PowerSecure International, Inc.*	19,044
281	Preformed Line Products Co.	14,733
3,841	Primoris Services Corp.	111,274
1,858	Proto Labs, Inc.*	122,591
2,720	Quad/Graphics, Inc.	57,066
2,291	Quality Distribution, Inc.*	32,967
4,035	Quanex Building Products Corp.	71,823
3,959	Raven Industries, Inc.	124,115
2,503	RBC Bearings, Inc.	150,105
5,349	Republic Airways Holdings, Inc.*	56,271
4,219	Resources Connection, Inc.	52,316
3,229	Revolution Lighting Technologies, Inc.*	7,491
3,298	Rexnord Corp.*	84,330
2,026	Roadrunner Transportation Systems, Inc.*	52,919
3,527	RPX Corp.*	57,314
3,777	Rush Enterprises, Inc., Class A*	125,321
2,643	Saia, Inc.*	115,182
1,467	Schawk, Inc.	29,780
14,377	Scorpio Bulkers, Inc.*	132,125
4,413	Simpson Manufacturing Co., Inc.	146,776
5,648	SkyWest, Inc.	64,613
1,678	SP Plus Corp.*	39,802
1,113	Sparton Corp.*	32,767
6,564	Spirit Airlines, Inc.*	387,735
1,383	Standex International Corp.	102,121
9,179	Steelcase, Inc., Class A	150,444
2,044	Sterling Construction Co., Inc.*	18,743
876	Stock Building Supply Holdings, Inc.*	16,767
2,337	Sun Hydraulics Corp.	86,282
9,127	Swift Transportation Co.*	225,985
12,389	Swisher Hygiene, Inc.*	4,584
3,684	TAL International Group, Inc.*	161,433
5,864	Taser International, Inc.*	77,815
2,241	Team, Inc.*	93,943
2,012	Tecumseh Products Co.*	9,798
4,068	Teledyne Technologies, Inc.*	385,524
2,003	Tennant Co.	128,012
7,069	Tetra Tech, Inc.	188,106
2,319	Textainer Group Holdings Ltd.	89,838
2,951	Thermon Group Holdings, Inc.*	69,496
5,827	Titan International, Inc.	92,125
1,873	Titan Machinery, Inc.*	32,796
1,762	TRC Cos., Inc.*	9,339
3,742	Trex Co., Inc.*	115,665
4,891	TriMas Corp.*	171,723
4,430	TrueBlue, Inc.*	120,540
4,036	Tutor Perini Corp.*	123,623
906	Twin Disc, Inc.	29,400
2,326	Ultrapetrol (Bahamas) Ltd.*	7,025
1,594	UniFirst Corp.	157,726
4,415	United Stationers, Inc.	175,849
2,163	Universal Forest Products, Inc.	105,014
587	Universal Truckload Services, Inc.	14,258
2,343	US Ecology, Inc.	115,744
8,346	USG Corp.*	250,213
9,878	UTi Worldwide, Inc.	96,310
2,213	Viad Corp.	50,766
1,925	Vicor Corp.*	14,245
449	VSE Corp.	27,798
7,455	Wabash National Corp.*	102,059
2,859	WageWorks, Inc.*	115,732
2,796	Watsco, Inc.	281,361
3,106	Watts Water Technologies, Inc., Class A	173,191
4,978	Werner Enterprises, Inc.	131,419
4,483	Wesco Aircraft Holdings, Inc.*	97,460
2,319	West Corp.	62,149
7,486	Woodward, Inc.	334,624
1,188	Xerium Technologies, Inc.*	16,371
5,621	XPO Logistics, Inc.*	141,256
3,402	YRC Worldwide, Inc.*	76,171
		25,652,917

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 14.5%
4,338	ACI Worldwide, Inc.*	$235,597
5,152	Actuate Corp.*	24,060
8,047	Acxiom Corp.*	182,908
6,453	ADTRAN, Inc.	144,805
4,274	Advanced Energy Industries, Inc.*	83,642
3,554	Advent Software, Inc.	107,544
2,134	Aeroflex Holding Corp.*	22,364
1,548	Agilysys, Inc.*	22,461
1,253	Alliance Fiber Optic Products, Inc.	25,411
1,889	Alpha & Omega Semiconductor Ltd.*	15,565
2,125	Ambarella, Inc.*	55,123
2,612	American Software, Inc., Class A	25,101
7,636	Amkor Technology, Inc.*	77,200
8,959	ANADIGICS, Inc.*	9,676
4,599	Angie’s List, Inc.*	48,979
2,950	Anixter International, Inc.	303,850
7,959	Applied Micro Circuits Corp.*	71,631
507	Applied Optoelectronics, Inc.*	10,855
12,684	ARRIS Group, Inc.*	419,967
11,624	Aruba Networks, Inc.*	215,218
10,202	Aspen Technology, Inc.*	438,584
1,108	Audience, Inc.*	13,750
2,606	AVG Technologies N.V.*	50,452
6,667	Aviat Networks, Inc.*	7,067
11,791	Axcelis Technologies, Inc.*	22,167
1,564	Badger Meter, Inc.	77,465
5,034	Bankrate, Inc.*	76,265
453	Barracuda Networks, Inc.*	13,359
5,527	Bazaarvoice, Inc.*	36,368
1,074	Bel Fuse, Inc., Class B	29,471
4,793	Belden, Inc.	345,048
5,919	Benchmark Electronics, Inc.*	137,262
554	Benefitfocus, Inc.*	20,520
1,756	Black Box Corp.	42,794
4,969	Blackbaud, Inc.	170,188
5,562	Blackhawk Network Holdings, Inc.*	138,160
4,462	Blucora, Inc.*	84,644
4,118	Bottomline Technologies (de), Inc.*	118,681
3,062	Brightcove, Inc.*	28,997
3,053	BroadSoft, Inc.*	65,853
7,239	Brooks Automation, Inc.	70,291
2,660	Cabot Microelectronics Corp.*	114,460
2,511	CACI International, Inc., Class A*	179,285
3,816	CalAmp Corp.*	72,886
4,358	Calix, Inc.*	35,561
4,396	Callidus Software, Inc.*	46,202
1,318	Carbonite, Inc.*	14,709
4,884	Cardtronics, Inc.*	141,538
715	Care.com, Inc.*	7,679
1,121	Cass Information Systems, Inc.	56,521
5,589	Cavium, Inc.*	273,749
2,285	CEVA, Inc.*	35,760
693	ChannelAdvisor Corp.*	14,373
4,466	Checkpoint Systems, Inc.*	58,058
1,633	Chegg, Inc.*	9,096
8,122	CIBER, Inc.*	37,767
11,053	Ciena Corp.*	214,428
6,900	Cirrus Logic, Inc.*	152,697
9,461	Cognex Corp.*	340,596
2,650	Coherent, Inc.*	158,947
2,690	Cohu, Inc.	28,944
5,060	CommVault Systems, Inc.*	247,535
1,685	Computer Task Group, Inc.	26,151
3,886	comScore, Inc.*	121,360
1,669	Comtech Telecommunications Corp.	54,526
2,416	Comverse, Inc.*	59,796
3,343	Constant Contact, Inc.*	98,752
501	Control4 Corp.*	8,502
11,438	Convergys Corp.	249,577
7,268	Conversant, Inc.*	171,379
4,395	Cornerstone OnDemand, Inc.*	176,635
3,107	CoStar Group, Inc.*	492,615
801	Covisint Corp.*	4,053
4,314	Cray, Inc.*	120,965
3,689	CSG Systems International, Inc.	96,910
3,649	CTS Corp.	63,894
701	Cvent, Inc.*	17,539
915	Cyan, Inc.*	3,395
17,089	Cypress Semiconductor Corp.*	175,162
3,977	Daktronics, Inc.	49,355
2,083	Datalink Corp.*	19,330
4,735	Dealertrack Technologies, Inc.*	188,027
3,940	Demand Media, Inc.*	18,124
2,008	Demandware, Inc.*	122,267
4,158	Dice Holdings, Inc.*	29,355
2,814	Digi International, Inc.*	25,016
682	Digimarc Corp.	21,729
3,640	Digital River, Inc.*	57,294
3,907	Diodes, Inc.*	108,107
2,153	DSP Group, Inc.*	18,064
1,888	DTS, Inc.*	34,192
1,785	E2open, Inc.*	31,380
11,220	EarthLink Holdings Corp.	40,841
3,385	Ebix, Inc.	52,941
1,423	eGain Corp.*	9,349
2,044	Electro Rent Corp.	33,011
2,594	Electro Scientific Industries, Inc.	18,910
5,054	Electronics For Imaging, Inc.*	205,647
3,039	Ellie Mae, Inc.*	84,636
8,758	Emulex Corp.*	46,943
2,371	Endurance International Group Holdings, Inc.*	30,942
15,168	Entegris, Inc.*	173,977
9,751	Entropic Communications, Inc.*	32,081
2,586	Envestnet, Inc.*	104,836
2,380	EPAM Systems, Inc.*	100,127
3,424	EPIQ Systems, Inc.	41,293
384	ePlus, Inc.*	21,777
5,427	Euronet Worldwide, Inc.*	255,829
3,212	EVERTEC, Inc.	76,799
4,166	Exar Corp.*	45,326
3,552	ExlService Holdings, Inc.*	100,664
10,124	Extreme Networks, Inc.*	40,294
3,087	Fabrinet*	58,715
3,905	Fair Isaac Corp.	230,005
1,861	FARO Technologies, Inc.*	79,130
4,545	FEI Co.	379,280
10,172	Finisar Corp.*	241,585
1,893	FleetMatics Group PLC*	53,951
5,872	FormFactor, Inc.*	42,631
1,266	Forrester Research, Inc.	47,880
8,884	Fusion-io, Inc.*	70,983
845	Gigamon, Inc.*	14,373
7,209	Global Cash Access Holdings, Inc.*	64,160
3,063	Global Eagle Entertainment, Inc.*	34,091

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,983	Glu Mobile, Inc.*	$25,383
1,198	Gogo, Inc.*	21,672
3,304	GSI Group, Inc.*	40,044
2,235	GSI Technology, Inc.*	12,583
14,610	GT Advanced Technologies, Inc.*	246,325
1,827	Guidance Software, Inc.*	17,539
5,311	Guidewire Software, Inc.*	200,596
2,673	Hackett Group, Inc. (The)	16,305
10,422	Harmonic, Inc.*	75,455
3,955	Heartland Payment Systems, Inc.	163,935
3,414	Higher One Holdings, Inc.*	12,837
3,432	Hittite Microwave Corp.	201,802
2,548	Hutchinson Technology, Inc.*	5,325
3,792	iGATE Corp.*	132,227
5,559	II-VI, Inc.*	74,824
3,693	Imation Corp.*	12,667
3,037	Immersion Corp.*	32,830
2,198	Imperva, Inc.*	45,894
13,329	Infinera Corp.*	121,294
5,767	Infoblox, Inc.*	74,740
2,995	Inphi Corp.*	45,105
4,497	Insight Enterprises, Inc.*	122,228
14,350	Integrated Device Technology, Inc.*	190,855
3,246	Integrated Silicon Solution, Inc.*	45,574
1,686	Interactive Intelligence Group, Inc.*	85,463
4,480	InterDigital, Inc.	170,195
1,983	Intermolecular, Inc.*	4,839
5,834	Internap Network Services Corp.*	41,771
7,561	International Rectifier Corp.*	202,786
13,846	Intersil Corp., Class A	194,813
4,180	Intralinks Holdings, Inc.*	36,408
6,179	InvenSense, Inc.*	119,255
4,304	Itron, Inc.*	165,489
6,148	Ixia*	71,440
2,633	IXYS Corp.	29,779
5,000	j2 Global, Inc.	236,800
4,545	Jive Software, Inc.*	36,360
4,891	Kemet Corp.*	29,101
7,220	Kopin Corp.*	22,960
1,689	KVH Industries, Inc.*	22,937
12,589	Lattice Semiconductor Corp.*	99,579
5,816	Limelight Networks, Inc.*	12,679
6,339	Lionbridge Technologies, Inc.*	35,689
2,706	Liquidity Services, Inc.*	41,618
2,407	Littelfuse, Inc.	210,998
5,996	LivePerson, Inc.*	57,082
2,798	LogMeIn, Inc.*	119,111
512	Luxoft Holding, Inc.*	16,589
1,151	M/A-COM Technology Solutions Holdings, Inc.*	21,052
8,475	Manhattan Associates, Inc.*	275,099
2,595	ManTech International Corp., Class A	76,527
2,755	Marchex, Inc., Class B	28,459
999	Marin Software, Inc.*	9,990
822	Marketo, Inc.*	19,054
611	Mavenir Systems, Inc.*	8,132
7,437	MAXIMUS, Inc.	332,285
2,646	MaxLinear, Inc., Class A*	25,031
3,177	Maxwell Technologies, Inc.*	55,153
1,681	Measurement Specialties, Inc.*	106,794
10,382	Mentor Graphics Corp.	219,995
3,519	Mercury Systems, Inc.*	41,243
288	Mesa Laboratories, Inc.	23,046
4,035	Methode Electronics, Inc.	125,690
5,069	Micrel, Inc.	53,985
10,115	Microsemi Corp.*	246,098
986	MicroStrategy, Inc., Class A*	139,144
3,842	Millennial Media, Inc.*	15,445
2,714	Mitek Systems, Inc.*	8,848
5,771	MKS Instruments, Inc.	166,493
883	Model N, Inc.*	9,766
4,027	ModusLink Global Solutions, Inc.*	14,537
2,198	MoneyGram International, Inc.*	28,970
4,212	Monolithic Power Systems, Inc.*	165,489
4,161	Monotype Imaging Holdings, Inc.	107,146
9,909	Monster Worldwide, Inc.*	56,085
5,387	MoSys, Inc.*	17,885
4,341	Move, Inc.*	56,780
1,721	MTS Systems Corp.	113,930
956	Multi-Fineline Electronix, Inc.*	9,885
2,516	Nanometrics, Inc.*	43,175
2,962	Neonode, Inc.*	10,456
2,197	NeoPhotonics Corp.*	10,238
244	Net Element International, Inc.*	544
3,969	NETGEAR, Inc.*	130,461
3,941	NetScout Systems, Inc.*	153,187
4,255	Newport Corp.*	78,845
7,061	NIC, Inc.	117,001
1,523	Numerex Corp., Class A*	17,225
529	NVE Corp.*	28,127
5,876	OmniVision Technologies, Inc.*	132,092
2,480	OpenTable, Inc.*	168,020
2,073	Oplink Communications, Inc.*	34,951
2,170	OSI Systems, Inc.*	123,582
2,268	Park Electrochemical Corp.	60,918
9,638	Parkervision, Inc.*	47,130
1,016	PC Connection, Inc.	21,265
2,010	PC-Tel, Inc.	14,070
2,736	PDF Solutions, Inc.*	54,501
3,787	Pegasystems, Inc.	80,436
2,878	Peregrine Semiconductor Corp.*	18,362
3,647	Perficient, Inc.*	64,333
2,498	Pericom Semiconductor Corp.*	22,307
6,617	Photronics, Inc.*	58,163
4,627	Planet Payment, Inc.*	13,048
4,712	Plantronics, Inc.	213,642
3,713	Plexus Corp.*	155,055
4,961	PLX Technology, Inc.*	28,625
22,212	PMC-Sierra, Inc.*	157,039
3,155	Power Integrations, Inc.	158,665
3,140	PRGX Global, Inc.*	20,033
2,237	Procera Networks, Inc.*	21,632
5,652	Progress Software Corp.*	122,761
2,503	Proofpoint, Inc.*	79,896
2,586	PROS Holdings, Inc.*	59,478
13,023	PTC, Inc.*	479,246
641	QAD, Inc., Class A	14,416
9,474	Qlik Technologies, Inc.*	205,681
9,694	QLogic Corp.*	96,358
1,622	Qualys, Inc.*	38,344
23,113	Quantum Corp.*	26,349
3,413	QuinStreet, Inc.*	18,976
3,089	Radisys Corp.*	10,070
751	Rally Software Development Corp.*	9,808
12,154	Rambus, Inc.*	147,063
4,405	RealD, Inc.*	52,375
2,445	RealNetworks, Inc.*	18,802
5,067	RealPage, Inc.*	107,471

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
907	Reis, Inc.*	$16,734
30,619	RF Micro Devices, Inc.*	288,125
1,238	Richardson Electronics Ltd.	12,603
573	Rocket Fuel, Inc.*	14,325
3,078	Rofin-Sinar Technologies, Inc.*	71,533
1,972	Rogers Corp.*	122,777
1,261	Rosetta Stone, Inc.*	12,408
2,310	Rubicon Technology, Inc.*	19,612
5,033	Ruckus Wireless, Inc.*	54,356
3,555	Rudolph Technologies, Inc.*	33,701
9,013	Sanmina Corp.*	183,415
2,131	Sapiens International Corp. N.V.*	16,963
12,014	Sapient Corp.*	197,630
3,035	ScanSource, Inc.*	112,599
2,786	SciQuest, Inc.*	47,167
3,565	Seachange International, Inc.*	34,153
7,333	Semtech Corp.*	190,218
6,649	ServiceSource International, Inc.*	30,253
6,807	ShoreTel, Inc.*	47,377
807	Shutterstock, Inc.*	52,487
3,334	Sigma Designs, Inc.*	11,469
3,682	Silicon Graphics International Corp.*	32,512
8,403	Silicon Image, Inc.*	43,948
645	Silver Spring Networks, Inc.*	7,837
20,759	Sonus Networks, Inc.*	76,186
5,148	Spansion, Inc., Class A*	98,069
1,914	Spark Networks, Inc.*	8,747
4,899	Speed Commerce, Inc.*	17,685
1,744	SPS Commerce, Inc.*	99,216
6,342	SS&C Technologies Holdings, Inc.*	270,486
1,495	Stamps.com, Inc.*	48,318
29,009	SunEdison, Inc.*	571,187
4,854	SunPower Corp.*	161,832
3,689	Super Micro Computer, Inc.*	79,314
5,745	Support.com, Inc.*	13,214
4,275	Sykes Enterprises, Inc.*	86,270
3,537	Synaptics, Inc.*	240,799
3,171	Synchronoss Technologies, Inc.*	100,679
2,874	SYNNEX Corp.*	190,000
1,680	Syntel, Inc.*	135,912
8,816	Take-Two Interactive Software, Inc.*	181,874
3,372	Tangoe, Inc.*	50,445
1,271	TechTarget, Inc.*	10,117
5,179	TeleCommunication Systems, Inc., Class A*	16,417
1,931	Telenav, Inc.*	10,794
2,054	TeleTech Holdings, Inc.*	54,185
596	Tessco Technologies, Inc.	18,184
5,744	Tessera Technologies, Inc.	129,183
600	Textura Corp.*	12,558
12,503	TiVo, Inc.*	148,786
863	Travelzoo, Inc.*	16,613
817	Tremor Video, Inc.*	3,350
17,774	TriQuint Semiconductor, Inc.*	276,563
3,014	Trulia, Inc.*	116,491
5,763	TTM Technologies, Inc.*	43,223
3,430	Tyler Technologies, Inc.*	267,986
1,371	Ubiquiti Networks, Inc.*	47,930
3,010	Ultimate Software Group, Inc. (The)*	382,661
2,751	Ultra Clean Holdings, Inc.*	22,778
3,019	Ultratech, Inc.*	76,622
1,100	Uni-Pixel, Inc.*	5,775
5,566	Unisys Corp.*	130,634
1,439	United Online, Inc.	15,714
4,379	Universal Display Corp.*	114,555
10,760	Unwired Planet, Inc.*	23,242
577	Varonis Systems, Inc.*	14,131
3,148	VASCO Data Security International, Inc.*	35,100
4,263	Veeco Instruments, Inc.*	142,043
5,736	Verint Systems, Inc.*	265,749
4,307	ViaSat, Inc.*	233,569
397	Viasystems Group, Inc.*	4,121
2,030	Violin Memory, Inc.*	6,841
4,595	VirnetX Holding Corp.*	72,555
2,478	Virtusa Corp.*	84,772
1,346	Vishay Precision Group, Inc.*	21,765
3,554	Vistaprint N.V.*	142,231
2,046	Vocus, Inc.*	36,787
7,299	Vringo, Inc.*	24,014
4,564	Web.com Group, Inc.*	157,184
3,095	WebMD Health Corp.*	132,466
4,840	Westell Technologies, Inc., Class A*	11,906
4,224	WEX, Inc.*	406,729
905	Wix.com Ltd.*	16,163
5,177	Xcerra Corp.*	49,958
2,915	XO Group, Inc.*	33,202
891	Xoom Corp.*	19,780
3,534	Yelp, Inc.*	233,774
576	YuMe, Inc.*	3,024
2,537	Zillow, Inc., Class A*	299,417
6,736	Zix Corp.*	22,229
1,811	Zygo Corp.*	34,807
		30,683,743
	Materials — 4.0%

3,203	A. Schulman, Inc.	112,778
1,906	A.M. Castle & Co.*	23,005
2,342	Advanced Emissions Solutions, Inc.*	54,826
475	AEP Industries, Inc.*	15,138
14,840	AK Steel Holding Corp.*	90,821
11,310	Allied Nevada Gold Corp.*	31,216
3,116	American Vanguard Corp.	47,426
920	Ampco-Pittsburgh Corp.	19,863
2,164	Arabian American Development Co.*	22,614
7,599	Axiall Corp.	351,150
3,231	Balchem Corp.	178,157
6,028	Berry Plastics Group, Inc.*	142,321
1,341	Boise Cascade Co.*	35,081
5,889	Calgon Carbon Corp.*	126,319
5,598	Century Aluminum Co.*	76,413
701	Chase Corp.	21,409
10,702	Chemtura Corp.*	267,336
2,293	Clearwater Paper Corp.*	142,327
11,047	Coeur Mining, Inc.*	75,561
12,724	Commercial Metals Co.	225,851
1,212	Deltic Timber Corp.	74,247
7,886	Ferro Corp.*	100,941
5,195	Flotek Industries, Inc.*	147,434
2,366	FutureFuel Corp.	40,648
6,252	General Moly, Inc.*	6,377
7,019	Globe Specialty Metals, Inc.	140,310
3,610	Gold Resource Corp.	15,812
21,357	Graphic Packaging Holding Co.*	234,713
5,477	H.B. Fuller Co.	261,965

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
594	Handy & Harman Ltd.*	$13,074
1,025	Hawkins, Inc.	37,013
1,343	Haynes International, Inc.	71,313
7,957	Headwaters, Inc.*	102,884
36,234	Hecla Mining Co.	100,368
5,491	Horsehead Holding Corp.*	91,041
2,390	Innophos Holdings, Inc.	125,475
2,558	Innospec, Inc.	107,871
5,957	Intrepid Potash, Inc.*	96,563
2,058	Kaiser Aluminum Corp.	140,911
8,891	KapStone Paper and Packaging Corp.*	258,284
891	KMG Chemicals, Inc.	14,345
2,255	Koppers Holdings, Inc.	81,947
3,541	Kraton Performance Polymers, Inc.*	88,065
2,823	Landec Corp.*	33,904
15,172	Louisiana-Pacific Corp.*	215,442
2,081	LSB Industries, Inc.*	79,411
595	Marrone Bio Innovations, Inc.*	6,468
2,236	Materion Corp.	76,225
12,216	Midway Gold Corp.*	10,139
3,795	Minerals Technologies, Inc.	235,290
16,200	Molycorp, Inc.*	44,874
3,070	Myers Industries, Inc.	65,237
1,740	Neenah Paper, Inc.	84,877
3,671	Noranda Aluminum Holding Corp.	11,527
8,741	Olin Corp.	238,192
987	Olympic Steel, Inc.	23,352
3,481	OM Group, Inc.	107,215
5,123	OMNOVA Solutions, Inc.*	48,464
4,672	P. H. Glatfelter Co.	122,967
15,011	Paramount Gold and Silver Corp.*	13,828
1,046	Penford Corp.*	12,531
10,246	PolyOne Corp.	411,172
1,431	Quaker Chemical Corp.	105,937
7,600	Resolute Forest Products, Inc.*	113,772
3,411	RTI International Metals, Inc.*	91,483
2,802	Schnitzer Steel Industries, Inc., Class A	69,826
3,416	Schweitzer-Mauduit International, Inc.	142,379
5,448	Sensient Technologies Corp.	298,550
2,052	Stepan Co.	109,823
12,857	Stillwater Mining Co.*	216,126
7,618	SunCoke Energy, Inc.*	152,969
1,719	Taminco Corp.*	36,632
2,369	Texas Industries, Inc.*	203,473
2,680	Tredegar Corp.	56,950
2,335	U.S. Silica Holdings, Inc.	118,081
607	UFP Technologies, Inc.*	14,750
212	United States Lime & Minerals, Inc.	13,587
754	Universal Stainless & Alloy Products, Inc.*	22,726
1,540	US Concrete, Inc.*	37,822
6,812	Walter Energy, Inc.	33,243
5,378	Wausau Paper Corp.	57,222
5,756	Worthington Industries, Inc.	231,967
2,465	Zep, Inc.	43,137
		8,422,783
	Telecommunication Services — 0.6%

9,530	8x8, Inc.*	71,666
1,051	Atlantic Tele-Network, Inc.	58,667
2,020	Boingo Wireless, Inc.*	13,776
2,920	Cbeyond, Inc.*	28,820
22,637	Cincinnati Bell, Inc.*	89,416
5,139	Cogent Communications Holdings, Inc.	188,447
4,367	Consolidated Communications Holdings, Inc.	89,174
1,480	Enventis Corp.	20,217
2,259	FairPoint Communications, Inc.*	31,852
3,425	General Communication, Inc., Class A*	38,840
1,125	Hawaiian Telcom Holdco, Inc.*	31,421
1,674	IDT Corp., Class B	27,755
6,106	inContact, Inc.*	51,718
3,542	Inteliquent, Inc.	53,059
8,487	Iridium Communications, Inc.*	67,217
1,681	Lumos Networks Corp.	25,349
2,020	magicJack VocalTec Ltd.*	29,431
18,727	NII Holdings, Inc.*	9,364
1,664	NTELOS Holdings Corp.	20,850
4,526	ORBCOMM, Inc.*	28,876
5,238	Premiere Global Services, Inc.*	68,146
1,010	RingCentral, Inc., Class A*	12,292
2,611	Shenandoah Telecommunications Co.	72,090
837	Straight Path Communications, Inc., Class B*	7,926
7,228	Towerstream Corp.*	14,022
2,356	USA Mobility, Inc.	36,330
16,911	Vonage Holdings Corp.*	64,262
		1,250,983
	Utilities — 2.8%

4,610	ALLETE, Inc.	228,979
4,199	American States Water Co.	127,146
825	Artesian Resources Corp., Class A	18,464
13,044	Atlantic Power Corp.	44,350
6,523	Avista Corp.	204,235
4,838	Black Hills Corp.	279,007
5,196	California Water Service Group	114,624
1,047	Chesapeake Utilities Corp.	68,484
6,580	Cleco Corp.	342,357
1,177	Connecticut Water Service, Inc.	37,746
1,593	Consolidated Water Co., Ltd.	16,233
746	Delta Natural Gas Co., Inc.	14,704
10,887	Dynegy, Inc.*	366,892
4,378	El Paso Electric Co.	166,846
4,645	Empire District Electric Co. (The)	111,526
1,405	Genie Energy Ltd., Class B*	11,015
5,469	IDACORP, Inc.	299,865
3,554	Laclede Group, Inc. (The)	165,901
3,775	MGE Energy, Inc.	141,714
1,722	Middlesex Water Co.	35,249
4,548	New Jersey Resources Corp.	250,185
2,934	Northwest Natural Gas Co.	132,822
4,124	NorthWestern Corp.	197,952
2,451	NRG Yield, Inc., Class A	114,976
1,923	Ormat Technologies, Inc.	57,267
3,948	Otter Tail Corp.	112,834
2,434	Pattern Energy Group, Inc.	73,872
8,222	Piedmont Natural Gas Co., Inc.	294,265
8,672	PNM Resources, Inc.	246,805
8,239	Portland General Electric Co.	272,464
1,874	Pure Cycle Corp.*	10,719
1,684	SJW Corp.	45,535
3,479	South Jersey Industries, Inc.	200,112
5,044	Southwest Gas Corp.	264,104

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,147	UIL Holdings Corp.	$227,255
1,504	Unitil Corp.	50,354
4,514	UNS Energy Corp.	273,413
5,629	WGL Holdings, Inc.	228,256
1,408	York Water Co.	28,681
		5,877,208
	Total Common Stocks (Cost $181,035,943)	177,602,390

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

988	Firsthand Technology Value Fund, Inc.	20,560
1,312	Stellus Capital Investment Corp.	18,473
		39,033
	Total Investment Companies (Cost $40,909)	39,033

No. of Rights
	Rights — 0.0%‡
49,993	Leap Wireless International, Inc.*^	125,982
3,327	Omthera Pharmaceuticals, Inc., at $4.70*	—
	Total Rights (Cost $—)	125,982

No. of Warrants
Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 18.5%
	Federal Home Loan Bank
$17,381,832	0.00%, due 06/02/14	17,381,832
	U.S. Treasury Bills
21,063,000	0.00%, due 07/31/14	21,062,052
612,000	0.00%, due 10/09/14	611,943
	Total U.S. Government & Agency Securities (Cost $39,055,289)	39,055,827

	Repurchase Agreements (a)(b) — 39.7%
83,851,753	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $83,852,156	83,851,753
	Total Repurchase Agreements (Cost $83,851,753)	83,851,753

	Total Investment Securities (Cost $303,983,894) — 142.3%	300,674,985
	Liabilities in excess of other assets — (42.3%)	(89,407,962)
	Net Assets — 100.0%	$211,267,023

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $125,982 or 0.06% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $147,542,377.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,705,175
Aggregate gross unrealized depreciation	(58,863,755)
Net unrealized depreciation	$(50,158,580)
Federal income tax cost of investments	$350,833,565

See accompanying notes to the financial statements.

Futures Contracts Purchased(1)

Ultra Russell2000 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable(2)	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount(3)
E-Mini Russell 2000 Futures Contracts	178	06/20/14	$20,174,520	$447,704	$(20,446)	$—	$20,446	$—

(1)The Fund’s Futures Contracts are not accounted for as hedging instruments under ASC 815.

(2)The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

(3)Represents the “uncollateralized” amount due from or (to) the broker at period end.

Cash collateral in the amount of $998,580 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements(1)

Ultra Russell2000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$50,508,448	11/06/15	Bank of America, N.A.	(0.03)%	Russell 2000® Index	$(29,424,050)	$29,424,050	$—	$—

69,518,088	11/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	(30,691,590)	30,691,590	—	—

1,676,153	11/06/15	Credit Suisse International	(0.10)%	Russell 2000® Index	657,265	(453,049)	—	204,216

375,292	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	605,400

18,453,904	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	(2,044,814)
18,829,196					(1,439,414)	1,439,411	3	—

8,195,872	11/06/15	Goldman Sachs International	0.22%	Russell 2000® Index	(20,116,923)	20,116,923	—	—

2,328,691	11/06/15	Morgan Stanley & Co. International PLC	(0.35)%	iShares® Russell 2000 ETF	490,202

24,850,406	01/06/16	Morgan Stanley & Co. International PLC	(0.05)%	Russell 2000® Index	(1,880,398)
27,179,097					(1,390,196)	1,344,056	—	(46,140)

45,177,044	11/06/15	Societe Generale	0.15%	Russell 2000® Index	(8,910,374)	8,910,329	45	—

3,614,011	11/06/15	UBS AG	0.00%	Russell 2000® Index	1,272,933	(1,272,933)	—	—

$224,697,909					$(90,042,349)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 86.1%
	Consumer Discretionary — 13.1%

2,321	Aeropostale, Inc.*	$9,075
521	American Public Education, Inc.*	18,412
389	Arctic Cat, Inc.	14,510
1,098	Barnes & Noble, Inc.*	19,918
527	Big 5 Sporting Goods Corp.	6,118
43	Biglari Holdings, Inc.*	18,137
738	BJ’s Restaurants, Inc.*	23,313
378	Blue Nile, Inc.*	11,650
251	Blyth, Inc.	2,191
2,232	Boyd Gaming Corp.*	24,440
1,213	Brown Shoe Co., Inc.	34,146
829	Buckle, Inc. (The)	37,181
556	Buffalo Wild Wings, Inc.*	80,348
2,287	Callaway Golf Co.	18,342
325	Capella Education Co.	18,603
1,707	Career Education Corp.*	7,972
796	Cato Corp. (The), Class A	22,957
659	Children’s Place Retail Stores, Inc. (The)	31,882
1,077	Christopher & Banks Corp.*	7,345
704	Cracker Barrel Old Country Store, Inc.	70,787
2,618	Crocs, Inc.*	39,087
479	DineEquity, Inc.	38,028
896	Dorman Products, Inc.*	47,604
653	Drew Industries, Inc.	31,684
889	E.W. Scripps Co. (The), Class A*	17,353
770	Ethan Allen Interiors, Inc.	18,049
1,450	Finish Line, Inc. (The), Class A	41,572
1,242	Francesca’s Holdings Corp.*	19,052
1,012	Fred’s, Inc., Class A	15,453
559	FTD Cos., Inc.*	16,709
489	G-III Apparel Group Ltd.*	35,853
705	Genesco, Inc.*	52,797
624	Group 1 Automotive, Inc.	50,232
1,295	Harte-Hanks, Inc.	9,207
592	Haverty Furniture Cos., Inc.	14,818
789	Helen of Troy Ltd.*	45,730
763	Hibbett Sports, Inc.*	40,126
1,864	Hillenbrand, Inc.	56,461
1,435	Iconix Brand Group, Inc.*	60,184
1,172	Interval Leisure Group, Inc.	24,014
858	iRobot Corp.*	30,313
539	ITT Educational Services, Inc.*	9,282
1,239	Jack in the Box, Inc.	71,527
508	JAKKS Pacific, Inc.	4,486
828	JoS. A. Bank Clothiers, Inc.*	53,779
445	Kirkland’s, Inc.*	7,899
1,548	La-Z-Boy, Inc.	37,802
667	Lithia Motors, Inc., Class A	52,313
4,201	Live Nation Entertainment, Inc.*	99,648
812	Lumber Liquidators Holdings, Inc.*	63,076
723	M/I Homes, Inc.*	16,492
536	Marcus Corp. (The)	9,005
727	MarineMax, Inc.*	11,683
884	Marriott Vacations Worldwide Corp.*	50,079
805	Matthews International Corp., Class A	33,005
1,333	Men’s Wearhouse, Inc. (The)	66,357
1,086	Meritage Homes Corp.*	43,559
287	Monarch Casino & Resort, Inc.*	4,698
883	Monro Muffler Brake, Inc.	47,691
533	Movado Group, Inc.	20,409
875	Multimedia Games Holding Co., Inc.*	25,156
848	Nutrisystem, Inc.	13,992
594	Outerwall, Inc.*	42,014
427	Oxford Industries, Inc.	27,298
917	Papa John’s International, Inc.	39,770
1,572	Pep Boys-Manny Moe & Jack (The)*	16,019
366	Perry Ellis International, Inc.*	6,196
597	PetMed Express, Inc.	7,940
1,750	Pinnacle Entertainment, Inc.*	43,190
1,331	Pool Corp.	76,839
3,829	Quiksilver, Inc.*	22,744
388	Red Robin Gourmet Burgers, Inc.*	27,967
1,291	Regis Corp.	17,764
1,707	Ruby Tuesday, Inc.*	13,434
1,064	Ruth’s Hospitality Group, Inc.	13,034
1,378	Ryland Group, Inc. (The)	51,951
762	Scholastic Corp.	24,293
1,436	Scientific Games Corp., Class A*	12,852
1,619	Select Comfort Corp.*	30,016
692	Sizmek, Inc.*	6,740
1,172	Skechers U.S.A., Inc., Class A*	52,154
1,009	Sonic Automotive, Inc., Class A	26,557
1,553	Sonic Corp.*	32,302
1,012	Spartan Motors, Inc.	4,999
923	Stage Stores, Inc.	16,956
611	Standard Motor Products, Inc.	25,369
4,435	Standard Pacific Corp.*	35,613
830	Stein Mart, Inc.	11,222
1,719	Steven Madden Ltd.*	54,767
319	Strayer Education, Inc.*	17,430
572	Sturm Ruger & Co., Inc.	34,675
681	Superior Industries International, Inc.	13,552
1,758	Texas Roadhouse, Inc.	44,442
1,100	Tuesday Morning Corp.*	17,776
460	Universal Electronics, Inc.*	20,921
627	Universal Technical Institute, Inc.	7,116
903	Vitamin Shoppe, Inc.*	38,811
584	VOXX International Corp.*	5,060
820	Winnebago Industries, Inc.*	20,303
2,981	Wolverine World Wide, Inc.	77,118
654	Zumiez, Inc.*	17,965
		2,978,760
	Consumer Staples — 3.2%

2,424	Alliance One International, Inc.*	6,012
784	Andersons, Inc. (The)	39,937
503	Annie’s, Inc.*	16,458
1,586	B&G Foods, Inc.	54,336
262	Boston Beer Co., Inc. (The), Class A*	56,175
410	Calavo Growers, Inc.	12,821
442	Cal-Maine Foods, Inc.	30,834
1,138	Casey’s General Stores, Inc.	81,060
1,241	Central Garden and Pet Co., Class A*	9,878
4,858	Darling Ingredients, Inc.*	97,111
650	Diamond Foods, Inc.*	20,767
503	Inter Parfums, Inc.	15,025
431	J&J Snack Foods Corp.	40,372
357	Medifast, Inc.*	11,221
600	Sanderson Farms, Inc.	55,506
210	Seneca Foods Corp., Class A*	6,409
1,448	Snyder’s-Lance, Inc.	39,357
1,115	SpartanNash Co.	27,072
1,079	TreeHouse Foods, Inc.*	80,871
424	WD-40 Co.	30,600
		731,822
	Energy — 4.2%

1,048	Approach Resources, Inc.*	20,457
6,277	Arch Coal, Inc.	22,346

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
792	Basic Energy Services, Inc.*	$21,542
1,072	Bristow Group, Inc.	81,451
1,360	C&J Energy Services, Inc.*	41,630
1,224	Carrizo Oil & Gas, Inc.*	70,331
1,801	Cloud Peak Energy, Inc.*	33,264
1,315	Comstock Resources, Inc.	35,755
458	Contango Oil & Gas Co.*	19,689
555	Era Group, Inc.*	16,217
1,735	Exterran Holdings, Inc.	72,419
3,521	Forest Oil Corp.*	8,662
388	Geospace Technologies Corp.*	19,679
929	Green Plains, Inc.	27,145
364	Gulf Island Fabrication, Inc.	7,174
961	Hornbeck Offshore Services, Inc.*	43,476
3,776	ION Geophysical Corp.*	15,746
779	Matrix Service Co.*	25,434
2,553	Newpark Resources, Inc.*	28,747
1,683	Northern Oil and Gas, Inc.*	25,666
1,055	PDC Energy, Inc.*	67,720
1,565	Penn Virginia Corp.*	23,757
1,712	PetroQuest Energy, Inc.*	10,477
1,849	Pioneer Energy Services Corp.*	29,399
561	SEACOR Holdings, Inc.*	44,925
1,620	Stone Energy Corp.*	71,912
1,285	Swift Energy Co.*	13,942
939	Tesco Corp.	20,001
2,333	TETRA Technologies, Inc.*	26,900
		945,863

	Financials — 18.2%

1,653	Acadia Realty Trust (REIT)	45,606
442	Agree Realty Corp. (REIT)	13,631
1,015	American Assets Trust, Inc. (REIT)	34,815
551	AMERISAFE, Inc.	21,219
1,702	Associated Estates Realty Corp. (REIT)	29,428
1,280	Bank Mutual Corp.	7,757
960	Bank of the Ozarks, Inc.	56,678
577	Banner Corp.	22,024
2,349	BBCN Bancorp, Inc.	35,822
363	BofI Holding, Inc.*	27,889
2,365	Boston Private Financial Holdings, Inc.	29,894
2,083	Brookline Bancorp, Inc.	18,622
565	Calamos Asset Management, Inc., Class A	7,034
2,832	Capstead Mortgage Corp. (REIT)	37,297
945	Cardinal Financial Corp.	16,415
831	Cash America International, Inc.	39,481
2,013	Cedar Realty Trust, Inc. (REIT)	12,360
464	City Holding Co.	20,049
1,516	Columbia Banking System, Inc.	37,551
1,198	Community Bank System, Inc.	42,541
631	CoreSite Realty Corp. (REIT)	20,003
5,457	Cousins Properties, Inc. (REIT)	65,484
2,782	CVB Financial Corp.	40,562
5,780	DiamondRock Hospitality Co. (REIT)	71,788
868	Dime Community Bancshares, Inc.	13,124
914	EastGroup Properties, Inc. (REIT)	58,185
551	eHealth, Inc.*	20,288
926	Employers Holdings, Inc.	19,474
693	Encore Capital Group, Inc.*	30,000
1,565	EPR Properties (REIT)	84,385
1,026	Evercore Partners, Inc., Class A	56,471
1,608	EZCORP, Inc., Class A*	19,650
1,508	Financial Engines, Inc.	61,376
2,939	First BanCorp./Puerto Rico*	14,313
855	First Cash Financial Services, Inc.*	44,905
2,785	First Commonwealth Financial Corp.	23,951
1,700	First Financial Bancorp	27,642
899	First Financial Bankshares, Inc.	53,473
2,226	First Midwest Bancorp, Inc./IL	35,616
4,899	FNB Corp./PA	59,964
1,032	Forestar Group, Inc.*	17,977
2,577	Franklin Street Properties Corp. (REIT)	32,264
1,123	FXCM, Inc., Class A	15,026
2,132	Geo Group, Inc. (The) (REIT)	72,509
790	Getty Realty Corp. (REIT)	15,437
2,201	Glacier Bancorp, Inc.	57,820
1,618	Government Properties Income Trust (REIT)	41,291
914	Green Dot Corp., Class A*	16,790
939	Hanmi Financial Corp.	20,010
299	HCI Group, Inc.	11,592
2,838	Healthcare Realty Trust, Inc. (REIT)	70,751
980	HFF, Inc., Class A	31,674
1,406	Home BancShares, Inc./AR	42,897
1,200	Horace Mann Educators Corp.	35,052
703	Independent Bank Corp./MA	25,449
340	Infinity Property & Casualty Corp.	21,763
2,477	Inland Real Estate Corp. (REIT)	26,306
1,422	Interactive Brokers Group, Inc., Class A	32,734
1,073	Investment Technology Group, Inc.*	20,526
3,870	Kite Realty Group Trust (REIT)	24,033
3,075	LaSalle Hotel Properties (REIT)	101,444
6,032	Lexington Realty Trust (REIT)	68,463
1,029	LTC Properties, Inc. (REIT)	40,892
1,117	MarketAxess Holdings, Inc.	59,592
1,625	MB Financial, Inc.	43,615
1,372	Meadowbrook Insurance Group, Inc.	9,343
5,034	Medical Properties Trust, Inc. (REIT)	68,060
3,291	National Penn Bancshares, Inc.	33,831
315	Navigators Group, Inc. (The)*	19,628
1,297	NBT Bancorp, Inc.	29,468
2,791	Northwest Bancshares, Inc.	37,148
3,121	Old National Bancorp/IN	42,227
1,162	Oritani Financial Corp.	17,511
2,137	Parkway Properties, Inc./MD (REIT)	42,676
2,023	Pennsylvania Real Estate Investment Trust (REIT)	36,313
982	Pinnacle Financial Partners, Inc.	33,899
478	Piper Jaffray Cos.*	21,046
1,475	Portfolio Recovery Associates, Inc.*	82,290
1,606	Post Properties, Inc. (REIT)	82,147
1,930	PrivateBancorp, Inc.	51,550
1,788	ProAssurance Corp.	81,265
1,588	Provident Financial Services, Inc.	26,885
595	PS Business Parks, Inc. (REIT)	50,093
1,870	Retail Opportunity Investments Corp. (REIT)	29,546
1,017	RLI Corp.	45,358
879	S&T Bancorp, Inc.	21,333
1,358	Sabra Health Care REIT, Inc. (REIT)	39,762
378	Safety Insurance Group, Inc.	19,497
374	Saul Centers, Inc. (REIT)	18,008
1,661	Selective Insurance Group, Inc.	39,482
481	Simmons First National Corp., Class A	19,543
962	Sovran Self Storage, Inc. (REIT)	73,882
2,331	Sterling Bancorp/DE	26,410
619	Stewart Information Services Corp.	19,858
1,793	Stifel Financial Corp.*	81,044
5,543	Susquehanna Bancshares, Inc.	54,765

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
860	SWS Group, Inc.*	$6,175
2,822	Tanger Factory Outlet Centers, Inc. (REIT)	99,955
451	Taylor Capital Group, Inc.*	9,557
1,264	Texas Capital Bancshares, Inc.*	64,717
349	Tompkins Financial Corp.	16,106
1,153	Tower Group International Ltd.	2,479
2,796	TrustCo Bank Corp./NY	17,978
1,110	UMB Financial Corp.	61,272
1,850	United Bankshares, Inc./WV	56,055
1,142	United Community Banks, Inc./GA*	17,518
638	United Fire Group, Inc.	17,705
380	Universal Health Realty Income Trust (REIT)	16,450
840	Universal Insurance Holdings, Inc.	10,492
756	Urstadt Biddle Properties, Inc., Class A (REIT)	15,664
1,063	ViewPoint Financial Group, Inc.	26,416
207	Virtus Investment Partners, Inc.*	38,189
2,008	Wilshire Bancorp, Inc.	20,261
1,366	Wintrust Financial Corp.	59,530
286	World Acceptance Corp.*	22,591
		4,155,652
	Health Care — 9.3%

618	Abaxis, Inc.	25,536
1,048	Abiomed, Inc.*	23,894
1,221	Acorda Therapeutics, Inc.*	40,146
2,143	Affymetrix, Inc.*	17,701
1,041	Air Methods Corp.*	50,176
2,108	Akorn, Inc.*	58,961
552	Albany Molecular Research, Inc.*	8,716
248	Almost Family, Inc.*	5,094
960	Amedisys, Inc.*	13,968
1,371	AMN Healthcare Services, Inc.*	15,355
961	Amsurg Corp.*	43,514
367	Analogic Corp.	25,073
334	Anika Therapeutics, Inc.*	15,641
729	Bio-Reference Labs, Inc.*	19,508
901	Cambrex Corp.*	19,362
989	Cantel Medical Corp.	34,368
1,704	Centene Corp.*	126,982
524	Chemed Corp.	46,154
310	Computer Programs & Systems, Inc.	19,710
804	CONMED Corp.	36,100
334	Corvel Corp.*	15,771
800	Cross Country Healthcare, Inc.*	4,616
742	CryoLife, Inc.	6,552
714	Cyberonics, Inc.*	43,411
576	Cynosure, Inc., Class A*	12,545
859	Emergent Biosolutions, Inc.*	18,632
583	Ensign Group, Inc. (The)	27,343
847	Gentiva Health Services, Inc.*	11,545
729	Greatbatch, Inc.*	34,052
1,534	Haemonetics Corp.*	52,248
1,028	Hanger, Inc.*	31,231
608	HealthStream, Inc.*	15,644
1,038	Healthways, Inc.*	17,885
397	ICU Medical, Inc.*	23,848
1,918	Impax Laboratories, Inc.*	53,244
700	Integra LifeSciences Holdings Corp.*	31,465
852	Invacare Corp.	14,058
504	IPC The Hospitalist Co., Inc.*	22,000
1,600	Kindred Healthcare, Inc.	39,712
282	Landauer, Inc.	13,361
359	LHC Group, Inc.*	7,313
610	Ligand Pharmaceuticals, Inc.*	40,693
1,105	Luminex Corp.*	18,774
812	Magellan Health Services, Inc.*	49,443
1,912	Medicines Co. (The)*	53,345
1,506	Medidata Solutions, Inc.*	58,237
1,229	Meridian Bioscience, Inc.	25,084
1,201	Merit Medical Systems, Inc.*	16,850
843	Molina Healthcare, Inc.*	36,325
1,365	Momenta Pharmaceuticals, Inc.*	16,912
380	MWI Veterinary Supply, Inc.*	53,014
824	Natus Medical, Inc.*	20,312
1,082	Neogen Corp.*	40,889
1,358	NuVasive, Inc.*	45,276
1,053	Omnicell, Inc.*	27,936
1,674	PAREXEL International Corp.*	84,453
879	PharMerica Corp.*	23,856
1,532	Prestige Brands Holdings, Inc.*	52,394
1,300	Quality Systems, Inc.	20,241
1,648	Questcor Pharmaceuticals, Inc.	148,534
887	Repligen Corp.*	17,066
1,622	Spectrum Pharmaceuticals, Inc.*	12,635
400	SurModics, Inc.*	8,564
1,109	Symmetry Medical, Inc.*	9,781
2,080	West Pharmaceutical Services, Inc.	87,547
		2,110,596

	Industrials — 13.4%

826	AAON, Inc.	25,771
1,170	AAR Corp.	28,431
1,536	ABM Industries, Inc.	41,887
792	Aceto Corp.	13,805
2,152	Actuant Corp., Class A	76,461
1,123	Aegion Corp.*	26,918
584	Aerovironment, Inc.*	18,758
834	Albany International Corp., Class A	31,067
434	Allegiant Travel Co.	49,910
232	American Science & Engineering, Inc.	15,567
358	American Woodmark Corp.*	9,870
853	Apogee Enterprises, Inc.	25,675
1,241	Applied Industrial Technologies, Inc.	59,096
719	ArcBest Corp.	30,752
554	Astec Industries, Inc.	22,110
740	Atlas Air Worldwide Holdings, Inc.*	27,077
755	AZZ, Inc.	33,605
1,396	Barnes Group, Inc.	52,183
1,388	Brady Corp., Class A	37,656
1,390	Briggs & Stratton Corp.	28,606
427	CDI Corp.	5,948
521	CIRCOR International, Inc.	39,731
1,113	Comfort Systems USA, Inc.	18,365
618	Cubic Corp.	30,066
1,420	Curtiss-Wright Corp.	94,615
313	DXP Enterprises, Inc.*	21,775
999	Dycom Industries, Inc.*	29,720
1,979	EMCOR Group, Inc.	88,105
551	Encore Wire Corp.	26,779
1,394	EnerSys, Inc.	96,242
510	Engility Holdings, Inc.*	19,712
672	EnPro Industries, Inc.*	49,318
783	ESCO Technologies, Inc.	26,324
386	Exponent, Inc.	27,302
1,856	Federal Signal Corp.	25,464
908	Forward Air Corp.	40,733
1,156	Franklin Electric Co., Inc.	44,275
590	G&K Services, Inc., Class A	30,568
1,724	GenCorp, Inc.*	32,084

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,451	General Cable Corp.	$37,001
854	Gibraltar Industries, Inc.*	13,544
1,297	Griffon Corp.	15,162
2,073	Healthcare Services Group, Inc.	61,692
1,478	Heartland Express, Inc.	31,962
477	Heidrick & Struggles International, Inc.	8,910
1,030	Hub Group, Inc., Class A*	48,441
671	Insperity, Inc.	21,485
1,732	Interface, Inc.	31,592
810	John Bean Technologies Corp.	23,166
794	Kaman Corp.	33,769
808	Kelly Services, Inc., Class A	14,350
1,788	Knight Transportation, Inc.	43,574
1,470	Korn/Ferry International*	44,644
382	Lindsay Corp.	32,199
497	Lydall, Inc.*	13,712
1,269	Matson, Inc.	31,179
1,213	Mobile Mini, Inc.	52,826
1,341	Moog, Inc., Class A*	96,632
1,676	Mueller Industries, Inc.	48,302
145	National Presto Industries, Inc.	10,207
1,451	Navigant Consulting, Inc.*	24,420
1,373	On Assignment, Inc.*	48,398
1,790	Orbital Sciences Corp.*	46,862
809	Orion Marine Group, Inc.*	9,150
927	PGT, Inc.*	7,981
273	Powell Industries, Inc.	16,880
1,108	Quanex Building Products Corp.	19,722
1,154	Resources Connection, Inc.	14,310
744	Roadrunner Transportation Systems, Inc.*	19,433
724	Saia, Inc.*	31,552
1,215	Simpson Manufacturing Co., Inc.	40,411
1,519	SkyWest, Inc.	17,377
377	Standex International Corp.	27,838
1,534	Taser International, Inc.*	20,356
1,113	Teledyne Technologies, Inc.*	105,479
547	Tennant Co.	34,959
1,920	Tetra Tech, Inc.	51,091
1,584	Titan International, Inc.	25,043
1,668	Toro Co. (The)	107,719
1,215	TrueBlue, Inc.*	33,060
450	UniFirst Corp.	44,528
1,171	United Stationers, Inc.	46,641
590	Universal Forest Products, Inc.	28,645
2,691	UTi Worldwide, Inc.	26,237
601	Viad Corp.	13,787
536	Vicor Corp.*	3,966
885	WageWorks, Inc.*	35,825
846	Watts Water Technologies, Inc., Class A	47,173
		3,065,523
	Information Technology — 15.7%

1,116	Advanced Energy Industries, Inc.*	21,840
419	Agilysys, Inc.*	6,080
789	Anixter International, Inc.	81,267
3,495	ARRIS Group, Inc.*	115,719
426	Badger Meter, Inc.	21,100
293	Bel Fuse, Inc., Class B	8,040
1,285	Belden, Inc.	92,507
1,588	Benchmark Electronics, Inc.*	36,826
463	Black Box Corp.	11,283
1,364	Blackbaud, Inc.	46,717
1,247	Blucora, Inc.*	23,656
1,102	Bottomline Technologies (de), Inc.*	31,760
1,971	Brooks Automation, Inc.	19,138
723	Cabot Microelectronics Corp.*	31,111
694	CACI International, Inc., Class A*	49,552
989	CalAmp Corp.*	18,890
1,315	Cardtronics, Inc.*	38,109
650	CEVA, Inc.*	10,172
1,225	Checkpoint Systems, Inc.*	15,925
2,015	CIBER, Inc.*	9,370
1,843	Cirrus Logic, Inc.*	40,786
2,440	Cognex Corp.*	87,840
734	Coherent, Inc.*	44,025
690	Cohu, Inc.	7,424
950	comScore, Inc.*	29,668
453	Comtech Telecommunications Corp.	14,800
1,011	CSG Systems International, Inc.	26,559
997	CTS Corp.	17,457
1,135	Daktronics, Inc.	14,085
1,282	Dealertrack Technologies, Inc.*	50,908
1,089	Dice Holdings, Inc.*	7,688
765	Digi International, Inc.*	6,801
832	Digital River, Inc.*	13,096
1,077	Diodes, Inc.*	29,801
667	DSP Group, Inc.*	5,596
502	DTS, Inc.*	9,091
944	Ebix, Inc.	14,764
752	Electro Scientific Industries, Inc.	5,482
1,389	Electronics For Imaging, Inc.*	56,518
2,720	Entropic Communications, Inc.*	8,949
917	EPIQ Systems, Inc.	11,059
1,404	Exar Corp.*	15,276
904	ExlService Holdings, Inc.*	25,619
778	Fabrinet*	14,798
508	FARO Technologies, Inc.*	21,600
374	Forrester Research, Inc.	14,145
4,002	GT Advanced Technologies, Inc.*	67,474
2,914	Harmonic, Inc.*	21,097
1,085	Heartland Payment Systems, Inc.	44,973
963	Higher One Holdings, Inc.*	3,621
928	Hittite Microwave Corp.	54,566
868	iGATE Corp.*	30,267
1,611	II-VI, Inc.*	21,684
1,227	Insight Enterprises, Inc.*	33,350
466	Interactive Intelligence Group, Inc.*	23,622
707	Intevac, Inc.*	5,211
1,666	Ixia*	19,359
1,315	j2 Global, Inc.	62,278
1,807	Kopin Corp.*	5,746
2,259	Kulicke & Soffa Industries, Inc.*	31,829
773	Liquidity Services, Inc.*	11,889
664	Littelfuse, Inc.	58,206
1,457	LivePerson, Inc.*	13,871
673	LogMeIn, Inc.*	28,650
2,260	Manhattan Associates, Inc.*	73,360
701	ManTech International Corp., Class A	20,672
2,006	MAXIMUS, Inc.	89,628
449	Measurement Specialties, Inc.*	28,525
983	Mercury Systems, Inc.*	11,521
1,050	Methode Electronics, Inc.	32,707
1,331	Micrel, Inc.	14,175
2,801	Microsemi Corp.*	68,148
267	MicroStrategy, Inc., Class A*	37,679
1,579	MKS Instruments, Inc.	45,554
1,041	Monolithic Power Systems, Inc.*	40,901
1,154	Monotype Imaging Holdings, Inc.	29,715
2,842	Monster Worldwide, Inc.*	16,086
452	MTS Systems Corp.	29,922

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
667	Nanometrics, Inc.*	$11,446
1,078	NETGEAR, Inc.*	35,434
1,100	NetScout Systems, Inc.*	42,757
1,157	Newport Corp.*	21,439
1,769	NIC, Inc.	29,312
693	OpenTable, Inc.*	46,951
533	Oplink Communications, Inc.*	8,986
554	OSI Systems, Inc.*	31,550
617	Park Electrochemical Corp.	16,573
1,004	Perficient, Inc.*	17,711
614	Pericom Semiconductor Corp.*	5,483
1,003	Plexus Corp.*	41,885
895	Power Integrations, Inc.	45,010
611	Procera Networks, Inc.*	5,908
1,525	Progress Software Corp.*	33,123
2,571	QLogic Corp.*	25,556
849	QuinStreet, Inc.*	4,720
833	Rofin-Sinar Technologies, Inc.*	19,359
529	Rogers Corp.*	32,936
666	Rubicon Technology, Inc.*	5,654
974	Rudolph Technologies, Inc.*	9,234
2,448	Sanmina Corp.*	49,817
843	ScanSource, Inc.*	31,275
433	Stamps.com, Inc.*	13,995
982	Super Micro Computer, Inc.*	21,113
1,155	Sykes Enterprises, Inc.*	23,308
1,052	Synaptics, Inc.*	71,620
902	Synchronoss Technologies, Inc.*	28,639
781	SYNNEX Corp.*	51,632
2,753	Take-Two Interactive Software, Inc.*	56,794
1,006	Tangoe, Inc.*	15,050
562	TeleTech Holdings, Inc.*	14,826
1,413	Tessera Technologies, Inc.	31,778
4,842	TriQuint Semiconductor, Inc.*	75,342
1,613	TTM Technologies, Inc.*	12,098
857	Tyler Technologies, Inc.*	66,957
828	Ultratech, Inc.*	21,015
864	VASCO Data Security International, Inc.*	9,634
1,178	Veeco Instruments, Inc.*	39,251
1,254	ViaSat, Inc.*	68,004
768	Virtusa Corp.*	26,273
734	XO Group, Inc.*	8,360
		3,586,991
	Materials — 5.3%

861	A. Schulman, Inc.	30,316
506	A.M. Castle & Co.*	6,107
4,041	AK Steel Holding Corp.*	24,731
740	American Vanguard Corp.	11,263
896	Balchem Corp.	49,405
931	Boise Cascade Co.*	24,355
1,589	Calgon Carbon Corp.*	34,084
1,521	Century Aluminum Co.*	20,762
618	Clearwater Paper Corp.*	38,359
330	Deltic Timber Corp.	20,216
1,350	Flotek Industries, Inc.*	38,313
666	FutureFuel Corp.	11,442
1,892	Globe Specialty Metals, Inc.	37,821
1,480	H.B. Fuller Co.	70,788
279	Hawkins, Inc.	10,075
366	Haynes International, Inc.	19,435
2,169	Headwaters, Inc.*	28,045
661	Innophos Holdings, Inc.	34,702
533	Kaiser Aluminum Corp.	36,495
2,377	KapStone Paper and Packaging Corp.*	69,052
610	Koppers Holdings, Inc.	22,167
963	Kraton Performance Polymers, Inc.*	23,950
566	LSB Industries, Inc.*	21,599
610	Materion Corp.	20,795
781	Myers Industries, Inc.	16,596
484	Neenah Paper, Inc.	23,610
269	Olympic Steel, Inc.	6,365
946	OM Group, Inc.	29,137
1,276	P. H. Glatfelter Co.	33,584
390	Quaker Chemical Corp.	28,872
903	RTI International Metals, Inc.*	24,218
899	Schweitzer-Mauduit International, Inc.	37,470
561	Stepan Co.	30,025
3,537	Stillwater Mining Co.*	59,457
2,062	SunCoke Energy, Inc.*	41,405
635	Texas Industries, Inc.*	54,540
745	Tredegar Corp.	15,831
1,583	U.S. Silica Holdings, Inc.	80,052
1,471	Wausau Paper Corp.	15,651
679	Zep, Inc.	11,883
		1,212,973
	Telecommunication Services — 0.4%

2,416	8x8, Inc.*	18,168
294	Atlantic Tele-Network, Inc.	16,411
830	Cbeyond, Inc.*	8,192
6,172	Cincinnati Bell, Inc.*	24,379
909	General Communication, Inc., Class A*	10,308
531	Lumos Networks Corp.	8,008
452	NTELOS Holdings Corp.	5,664
640	USA Mobility, Inc.	9,869
		100,999
	Utilities — 3.3%

1,125	ALLETE, Inc.	55,879
1,146	American States Water Co.	34,701
1,777	Avista Corp.	55,638
1,195	El Paso Electric Co.	45,541
901	Laclede Group, Inc. (The)	42,059
1,246	New Jersey Resources Corp.	68,542
801	Northwest Natural Gas Co.	36,261
1,146	NorthWestern Corp.	55,008
2,304	Piedmont Natural Gas Co., Inc.	82,460
968	South Jersey Industries, Inc.	55,679
1,375	Southwest Gas Corp.	71,995
1,669	UIL Holdings Corp.	61,703
1,231	UNS Energy Corp.	74,562
		740,028
	Total Common Stocks
	(Cost $19,918,954)	19,629,207

Principal Amount
	U.S. Government & Agency Security (a) — 0.6%
	Federal Home Loan Bank
$135,591	0.00%, due 06/02/14	135,591
	Total U.S. Government & Agency Security (Cost $135,591)	135,591

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 4.0%
$913,357	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $913,361	$913,357
	Total Repurchase Agreements (Cost $913,357)	913,357

	Total Investment Securities
	(Cost $20,967,902) — 90.7%	20,678,155
	Other assets less liabilities — 9.3%	2,124,683
	Net Assets — 100.0%	$22,802,838

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,395,909.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$798,099
Aggregate gross unrealized depreciation	(1,194,327)
Net unrealized depreciation	$(396,228)
Federal income tax cost of investments	$21,074,383

Swap Agreements(1)

Ultra SmallCap600 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$2,574,253	01/06/16	Bank of America, N.A.	0.40%	S&P SmallCap 600® Index	$42,672	$—	$—	$42,672

2,740,685	11/06/15	Citibank, N.A.	0.12%	S&P SmallCap 600® Index	81,211	—	—	81,211

1,953,059	11/06/15	Credit Suisse International	(0.05)%	S&P SmallCap 600® Index	80,953	—	—	80,953

130,000	01/06/16	Deutsche Bank AG	(0.08)%	iShares® Core S&P Small-Cap ETF	2,078

1,407,456	11/06/15	Deutsche Bank AG	(0.08)%	S&P SmallCap 600® Index	89,532
1,537,456					91,610	—	—	91,610

15,521,261	11/06/15	Morgan Stanley & Co. International PLC	0.30%	S&P SmallCap 600® Index	458,776	(458,776)	—	—

1,650,073	11/06/15	Societe Generale	0.55%	S&P SmallCap 600® Index	1,456,495	—	(1,456,495)	—

$25,976,787					$2,211,717

(1)                                     The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                                     The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                                     Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                                     Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 69.8%
	Consumer Discretionary — 8.3%

8,606	Amazon.com, Inc.*	$2,689,805
1,460	AutoNation, Inc.*	83,468
781	AutoZone, Inc.*	415,882
4,927	Bed Bath & Beyond, Inc.*	299,808
6,327	Best Buy Co., Inc.	175,005
5,270	BorgWarner, Inc.	331,430
4,958	Cablevision Systems Corp., Class A	87,410
5,166	CarMax, Inc.*	228,905
10,139	Carnival Corp.	405,864
12,768	CBS Corp. (Non-Voting), Class B	761,100
721	Chipotle Mexican Grill, Inc.*	394,452
6,428	Coach, Inc.	261,684
60,310	Comcast Corp., Class A	3,148,182
6,585	D.R. Horton, Inc.	155,933
3,042	Darden Restaurants, Inc.	152,465
6,450	Delphi Automotive PLC	445,437
10,958	DIRECTV*	903,378
5,145	Discovery Communications, Inc., Class A*	395,959
6,813	Dollar General Corp.*	366,403
4,811	Dollar Tree, Inc.*	255,127
2,364	Expedia, Inc.	173,281
2,208	Family Dollar Stores, Inc.	129,389
91,254	Ford Motor Co.	1,500,216
1,117	Fossil Group, Inc.*	117,017
2,678	GameStop Corp., Class A	101,362
5,265	Gannett Co., Inc.	146,314
6,126	Gap, Inc. (The)	252,575
2,844	Garmin Ltd.	167,540
30,164	General Motors Co.	1,043,071
3,559	Genuine Parts Co.	307,248
6,377	Goodyear Tire & Rubber Co. (The)	168,161
104	Graham Holdings Co., Class B	70,402
6,350	H&R Block, Inc.	189,103
5,093	Harley-Davidson, Inc.	362,825
1,572	Harman International Industries, Inc.	165,107
2,697	Hasbro, Inc.	144,829
32,579	Home Depot, Inc. (The)	2,613,813
5,710	International Game Technology	71,661
9,807	Interpublic Group of Cos., Inc. (The)	187,510
15,361	Johnson Controls, Inc.	742,858
4,653	Kohl’s Corp.	253,309
5,645	L Brands, Inc.	323,967
3,211	Leggett & Platt, Inc.	108,917
4,066	Lennar Corp., Class A	166,299
24,194	Lowe’s Cos., Inc.	1,139,054
8,524	Macy’s, Inc.	510,502
5,111	Marriott International, Inc., Class A	314,940
7,879	Mattel, Inc.	305,942
22,901	McDonald’s Corp.	2,322,848
4,151	Michael Kors Holdings Ltd.*	391,771
1,417	Mohawk Industries, Inc.*	192,230
1,384	Netflix, Inc.*	578,277
6,452	Newell Rubbermaid, Inc.	188,915
11,519	News Corp., Class A*	196,514
17,207	NIKE, Inc., Class B	1,323,390
3,311	Nordstrom, Inc.	225,347
5,971	Omnicom Group, Inc.	424,837
2,461	O’Reilly Automotive, Inc.*	364,105
2,402	PetSmart, Inc.	138,043
1,203	Priceline Group, Inc. (The)*	1,538,192
7,942	PulteGroup, Inc.	155,346
1,884	PVH Corp.	247,991
1,366	Ralph Lauren Corp.	209,654
4,969	Ross Stores, Inc.	340,128
2,539	Scripps Networks Interactive, Inc., Class A	194,132
15,053	Staples, Inc.	169,346
17,493	Starbucks Corp.	1,281,187
4,438	Starwood Hotels & Resorts Worldwide, Inc.	354,374
14,626	Target Corp.	830,172
2,549	Tiffany & Co.	253,396
6,424	Time Warner Cable, Inc.	906,812
20,649	Time Warner, Inc.	1,441,920
16,455	TJX Cos., Inc. (The)	895,975
3,229	Tractor Supply Co.	209,950
2,571	TripAdvisor, Inc.*	249,824
44,904	Twenty-First Century Fox, Inc., Class A	1,590,051
3,726	Under Armour, Inc., Class A*	189,244
2,520	Urban Outfitters, Inc.*	84,470
8,151	VF Corp.	513,676
9,219	Viacom, Inc., Class B	786,657
37,702	Walt Disney Co. (The)	3,167,345
1,795	Whirlpool Corp.	257,672
2,960	Wyndham Worldwide Corp.	218,833
1,877	Wynn Resorts Ltd.	403,499
10,251	Yum! Brands, Inc.	792,505
		47,363,537
	Consumer Staples — 6.8%

46,114	Altria Group, Inc.	1,916,498
15,234	Archer-Daniels-Midland Co.	684,616
10,036	Avon Products, Inc.	143,414
3,748	Brown-Forman Corp., Class B	347,327
4,136	Campbell Soup Co.	189,842
3,007	Clorox Co. (The)	269,487
87,667	Coca-Cola Co. (The)	3,586,457
5,504	Coca-Cola Enterprises, Inc.	251,203
20,195	Colgate-Palmolive Co.	1,381,338
9,732	ConAgra Foods, Inc.	314,344
3,873	Constellation Brands, Inc., Class A*	325,835
10,177	Costco Wholesale Corp.	1,180,735
27,355	CVS Caremark Corp.	2,142,444
4,568	Dr. Pepper Snapple Group, Inc.	263,574
5,912	Estee Lauder Cos., Inc. (The), Class A	452,977
14,449	General Mills, Inc.	793,684
3,471	Hershey Co. (The)	337,867
3,120	Hormel Foods Corp.	153,535
2,401	J.M. Smucker Co. (The)	246,343
5,944	Kellogg Co.	410,017
2,987	Keurig Green Mountain, Inc.	336,874
8,780	Kimberly-Clark Corp.	986,433
13,801	Kraft Foods Group, Inc.	820,607
11,955	Kroger Co. (The)	570,732
8,380	Lorillard, Inc.	520,985
3,039	McCormick & Co., Inc. (Non-Voting)	219,750
4,663	Mead Johnson Nutrition Co.	417,199
3,660	Molson Coors Brewing Co., Class B	240,572
39,353	Mondelez International, Inc., Class A	1,480,460
3,124	Monster Beverage Corp.*	216,743
35,226	PepsiCo, Inc.	3,111,513
36,676	Philip Morris International, Inc.	3,247,293
62,731	Procter & Gamble Co. (The)	5,068,037
7,203	Reynolds American, Inc.	429,515
5,331	Safeway, Inc.	183,066
13,534	Sysco Corp.	507,931
6,219	Tyson Foods, Inc., Class A	264,059

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
20,225	Walgreen Co.	$1,454,380
37,431	Wal-Mart Stores, Inc.	2,873,578
8,605	Whole Foods Market, Inc.	329,055
		38,670,319
	Energy — 7.3%

11,651	Anadarko Petroleum Corp.	1,198,422
9,130	Apache Corp.	851,099
10,111	Baker Hughes, Inc.	713,028
9,770	Cabot Oil & Gas Corp.	354,065
4,729	Cameron International Corp.*	302,420
11,718	Chesapeake Energy Corp.	336,541
44,175	Chevron Corp.	5,424,248
28,367	ConocoPhillips	2,267,658
5,302	CONSOL Energy, Inc.	234,189
8,237	Denbury Resources, Inc.	139,123
8,863	Devon Energy Corp.	654,976
1,608	Diamond Offshore Drilling, Inc.	82,104
5,406	Ensco PLC, Class A	284,680
12,642	EOG Resources, Inc.	1,337,524
3,495	EQT Corp.	373,546
99,981	Exxon Mobil Corp.	10,051,090
5,461	FMC Technologies, Inc.*	317,066
19,686	Halliburton Co.	1,272,503
2,492	Helmerich & Payne, Inc.	273,995
6,325	Hess Corp.	577,472
15,496	Kinder Morgan, Inc.	517,411
16,122	Marathon Oil Corp.	591,033
6,812	Marathon Petroleum Corp.	608,925
3,982	Murphy Oil Corp.	245,570
6,042	Nabors Industries Ltd.	158,482
9,914	National Oilwell Varco, Inc.	811,659
3,154	Newfield Exploration Co.*	115,058
5,885	Noble Corp. PLC	185,142
8,330	Noble Energy, Inc.	600,343
18,389	Occidental Petroleum Corp.	1,833,199
4,803	ONEOK, Inc.	309,745
6,273	Peabody Energy Corp.	101,372
13,594	Phillips 66	1,152,635
3,307	Pioneer Natural Resources Co.	694,999
4,149	QEP Resources, Inc.	132,519
3,790	Range Resources Corp.	352,280
2,878	Rowan Cos. PLC, Class A	89,103
30,251	Schlumberger Ltd.	3,147,314
8,168	Southwestern Energy Co.*	371,399
15,502	Spectra Energy Corp.	629,071
3,046	Tesoro Corp.	171,185
7,853	Transocean Ltd.	333,674
12,323	Valero Energy Corp.	690,704
15,834	Williams Cos., Inc. (The)	743,565
		41,632,136
	Financials — 11.1%

7,792	ACE Ltd.	808,108
10,548	Aflac, Inc.	645,854
10,350	Allstate Corp. (The)	602,991
21,142	American Express Co.	1,934,493
33,879	American International Group, Inc.	1,831,838
9,138	American Tower Corp. (REIT)	819,039
4,420	Ameriprise Financial, Inc.	497,736
6,962	Aon PLC	626,162
3,380	Apartment Investment & Management Co., Class A (REIT)	106,402
1,653	Assurant, Inc.	112,090
2,811	AvalonBay Communities, Inc. (REIT)	398,712
244,520	Bank of America Corp.	3,702,033
26,267	Bank of New York Mellon Corp. (The)	907,788
16,447	BB&T Corp.	623,670
41,657	Berkshire Hathaway, Inc., Class B*	5,346,259
2,905	BlackRock, Inc.	885,735
3,540	Boston Properties, Inc. (REIT)	427,207
13,257	Capital One Financial Corp.	1,045,845
6,451	CBRE Group, Inc., Class A*	192,498
27,037	Charles Schwab Corp. (The)	681,603
5,681	Chubb Corp. (The)	526,402
3,407	Cincinnati Financial Corp.	167,011
70,260	Citigroup, Inc.	3,342,268
7,300	CME Group, Inc.	525,600
4,210	Comerica, Inc.	201,954
7,734	Crown Castle International Corp. (REIT)	593,430
10,892	Discover Financial Services	644,044
6,667	E*TRADE Financial Corp.*	135,807
7,770	Equity Residential (REIT)	480,186
1,420	Essex Property Trust, Inc. (REIT)	256,963
19,702	Fifth Third Bancorp	407,634
9,346	Franklin Resources, Inc.	515,993
12,062	General Growth Properties, Inc. (REIT)	287,437
11,461	Genworth Financial, Inc., Class A*	194,722
9,739	Goldman Sachs Group, Inc. (The)	1,556,390
10,330	Hartford Financial Services Group, Inc. (The)	357,935
10,573	HCP, Inc. (REIT)	441,423
6,711	Health Care REIT, Inc. (REIT)	424,337
17,505	Host Hotels & Resorts, Inc. (REIT)	386,335
11,004	Hudson City Bancorp, Inc.	107,509
19,233	Huntington Bancshares, Inc./OH	178,290
2,656	IntercontinentalExchange Group, Inc.	521,638
10,025	Invesco Ltd.	367,918
87,619	JPMorgan Chase & Co.	4,868,988
20,574	KeyCorp	281,658
9,484	Kimco Realty Corp. (REIT)	217,373
2,420	Legg Mason, Inc.	118,193
7,248	Leucadia National Corp.	185,911
6,105	Lincoln National Corp.	292,796
7,082	Loews Corp.	305,447
3,036	M&T Bank Corp.	368,479
3,255	Macerich Co. (The) (REIT)	214,960
12,688	Marsh & McLennan Cos., Inc.	637,826
6,265	McGraw Hill Financial, Inc.	512,289
25,996	MetLife, Inc.	1,323,976
4,347	Moody’s Corp.	371,842
32,455	Morgan Stanley	1,001,561
2,707	NASDAQ OMX Group, Inc. (The)	102,595
9,919	Navient Corp.*	156,720
5,162	Northern Trust Corp.	311,785
7,182	People’s United Financial, Inc.	103,205
4,100	Plum Creek Timber Co., Inc. (REIT)	184,910
12,353	PNC Financial Services Group, Inc. (The)	1,053,340
6,356	Principal Financial Group, Inc.	297,270
12,669	Progressive Corp. (The)	317,105
11,563	Prologis, Inc. (REIT)	479,980
10,715	Prudential Financial, Inc.	880,344
3,350	Public Storage (REIT)	577,473
32,845	Regions Financial Corp.	334,691
7,266	Simon Property Group, Inc. (REIT)	1,209,498
9,985	State Street Corp.	651,721
12,369	SunTrust Banks, Inc.	473,980
6,062	T. Rowe Price Group, Inc.	494,235
2,045	Torchmark Corp.	165,502
8,152	Travelers Cos., Inc. (The)	761,804
42,172	U.S. Bancorp/MN	1,779,237
6,003	Unum Group	203,562

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,804	Ventas, Inc. (REIT)	$454,507
4,034	Vornado Realty Trust (REIT)	431,961
5	Washington Prime Group, Inc. (REIT)*	99
110,792	Wells Fargo & Co.	5,626,018
13,524	Weyerhaeuser Co. (REIT)	424,924
6,388	XL Group PLC	207,355
4,274	Zions Bancorp.	122,194
		63,324,603
	Health Care — 9.3%

35,704	Abbott Laboratories	1,428,517
36,753	AbbVie, Inc.	1,996,790
4,035	Actavis PLC*	853,564
8,393	Aetna, Inc.	650,877
7,717	Agilent Technologies, Inc.	439,406
4,572	Alexion Pharmaceuticals, Inc.*	760,415
6,904	Allergan, Inc.	1,156,144
5,303	AmerisourceBergen Corp.	388,074
17,470	Amgen, Inc.	2,026,345
12,572	Baxter International, Inc.	935,482
4,467	Becton, Dickinson and Co.	525,766
5,471	Biogen Idec, Inc.*	1,747,273
30,642	Boston Scientific Corp.*	393,137
38,035	Bristol-Myers Squibb Co.	1,891,861
1,798	C.R. Bard, Inc.	265,942
7,935	Cardinal Health, Inc.	560,449
4,818	CareFusion Corp.*	206,837
9,396	Celgene Corp.*	1,437,870
6,844	Cerner Corp.*	369,918
6,333	Cigna Corp.	568,577
10,425	Covidien PLC	762,172
4,097	DaVita HealthCare Partners, Inc.*	289,207
3,278	DENTSPLY International, Inc.	155,017
2,484	Edwards Lifesciences Corp.*	201,701
22,802	Eli Lilly & Co.	1,364,928
17,960	Express Scripts Holding Co.*	1,283,601
5,515	Forest Laboratories, Inc.*	522,712
35,589	Gilead Sciences, Inc.*	2,890,183
3,852	Hospira, Inc.*	189,403
3,567	Humana, Inc.	443,949
888	Intuitive Surgical, Inc.*	328,329
65,453	Johnson & Johnson	6,640,861
1,970	Laboratory Corp. of America Holdings*	202,083
5,327	McKesson Corp.	1,010,212
23,157	Medtronic, Inc.	1,413,272
68,034	Merck & Co., Inc.	3,936,447
8,604	Mylan, Inc.*	428,823
1,897	Patterson Cos., Inc.	74,286
2,611	PerkinElmer, Inc.	117,417
3,097	Perrigo Co. PLC	428,005
147,685	Pfizer, Inc.	4,375,907
3,343	Quest Diagnostics, Inc.	200,212
1,819	Regeneron Pharmaceuticals, Inc.*	558,360
6,570	St. Jude Medical, Inc.	426,393
6,816	Stryker Corp.	575,884
2,246	Tenet Healthcare Corp.*	105,562
9,064	Thermo Fisher Scientific, Inc.	1,059,672
22,883	UnitedHealth Group, Inc.	1,822,173
2,397	Varian Medical Systems, Inc.*	197,633
5,454	Vertex Pharmaceuticals, Inc.*	394,106
1,967	Waters Corp.*	197,015
6,535	WellPoint, Inc.	708,133
3,917	Zimmer Holdings, Inc.	408,739
11,573	Zoetis, Inc.	355,291
		52,670,932
	Industrials — 7.5%

14,570	3M Co.	2,076,953
4,243	ADT Corp. (The)	136,625
2,076	Allegion PLC	108,762
5,667	AMETEK, Inc.	300,804
15,822	Boeing Co. (The)	2,139,925
3,431	C.H. Robinson Worldwide, Inc.	205,380
14,756	Caterpillar, Inc.	1,508,506
2,332	Cintas Corp.	144,864
23,314	CSX Corp.	685,432
4,019	Cummins, Inc.	614,626
13,896	Danaher Corp.	1,089,863
8,556	Deere & Co.	780,050
19,658	Delta Air Lines, Inc.	784,551
3,935	Dover Corp.	343,053
873	Dun & Bradstreet Corp. (The)	90,137
10,997	Eaton Corp. PLC	810,369
16,270	Emerson Electric Co.	1,085,697
2,821	Equifax, Inc.	199,699
4,688	Expeditors International of Washington, Inc.	213,351
6,319	Fastenal Co.	308,051
6,423	FedEx Corp.	925,940
3,187	Flowserve Corp.	235,009
3,712	Fluor Corp.	278,697
7,521	General Dynamics Corp.	888,381
232,142	General Electric Co.	6,219,084
18,142	Honeywell International, Inc.	1,689,927
9,040	Illinois Tool Works, Inc.	782,412
5,981	Ingersoll-Rand PLC	357,783
3,946	Iron Mountain, Inc.	122,878
3,049	Jacobs Engineering Group, Inc.*	167,908
2,318	Joy Global, Inc.	132,474
2,552	Kansas City Southern	274,391
1,985	L-3 Communications Holdings, Inc.	240,522
6,249	Lockheed Martin Corp.	1,022,649
8,248	Masco Corp.	175,682
6,579	Nielsen N.V.	317,503
7,168	Norfolk Southern Corp.	722,176
5,017	Northrop Grumman Corp.	609,816
8,193	PACCAR, Inc.	519,108
2,540	Pall Corp.	215,240
3,449	Parker Hannifin Corp.	431,918
4,570	Pentair Ltd.	341,105
4,685	Pitney Bowes, Inc.	129,447
3,357	Precision Castparts Corp.	849,254
5,043	Quanta Services, Inc.*	171,210
7,273	Raytheon Co.	709,627
6,261	Republic Services, Inc.	221,639
3,184	Robert Half International, Inc.	145,159
3,209	Rockwell Automation, Inc.	388,546
3,125	Rockwell Collins, Inc.	247,000
2,303	Roper Industries, Inc.	326,289
1,236	Ryder System, Inc.	107,272
1,350	Snap-on, Inc.	158,314
16,244	Southwest Airlines Co.	429,654
3,598	Stanley Black & Decker, Inc.	314,465
1,967	Stericycle, Inc.*	224,966
6,536	Textron, Inc.	256,342
10,655	Tyco International Ltd.	464,984
10,528	Union Pacific Corp.	2,097,915
16,440	United Parcel Service, Inc., Class B	1,707,787
19,485	United Technologies Corp.	2,264,547
1,421	W.W. Grainger, Inc.	367,144
10,002	Waste Management, Inc.	446,889
4,269	Xylem, Inc.	159,234
		42,484,985
	Information Technology — 13.2%

14,734	Accenture PLC, Class A	1,200,084

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,745	Adobe Systems, Inc.*	$693,482
4,128	Akamai Technologies, Inc.*	224,316
1,230	Alliance Data Systems Corp.*	314,941
7,343	Altera Corp.	243,274
3,656	Amphenol Corp., Class A	350,245
7,231	Analog Devices, Inc.	378,760
20,642	Apple, Inc.	13,066,386
28,024	Applied Materials, Inc.	565,805
5,260	Autodesk, Inc.*	275,466
11,148	Automatic Data Processing, Inc.	888,273
5,779	Avago Technologies Ltd.	408,402
12,771	Broadcom Corp., Class A	407,012
7,459	CA, Inc.	213,999
119,193	Cisco Systems, Inc.	2,934,532
3,795	Citrix Systems, Inc.*	235,176
14,051	Cognizant Technology Solutions Corp., Class A*	683,019
3,369	Computer Sciences Corp.	211,876
30,271	Corning, Inc.	644,772
26,965	eBay, Inc.*	1,367,934
7,164	Electronic Arts, Inc.*	251,671
46,871	EMC Corp.	1,244,894
1,752	F5 Networks, Inc.*	190,180
39,525	Facebook, Inc., Class A*	2,501,932
6,730	Fidelity National Information Services, Inc.	364,429
1,637	First Solar, Inc.*	101,134
5,884	Fiserv, Inc.*	353,687
3,263	FLIR Systems, Inc.	113,911
6,530	Google, Inc., Class A*	3,732,874
6,530	Google, Inc., Class C*	3,663,199
2,472	Harris Corp.	190,962
43,849	Hewlett-Packard Co.	1,468,941
115,036	Intel Corp.	3,142,784
22,653	International Business Machines Corp.	4,176,307
6,557	Intuit, Inc.	519,905
4,347	Jabil Circuit, Inc.	81,811
10,956	Juniper Networks, Inc.*	267,984
3,855	KLA-Tencor Corp.	252,580
3,754	Lam Research Corp.*	232,898
5,458	Linear Technology Corp.	251,941
23,610	MasterCard, Inc., Class A	1,804,985
4,606	Microchip Technology, Inc.	219,246
24,547	Micron Technology, Inc.*	701,799
174,775	Microsoft Corp.	7,155,289
5,227	Motorola Solutions, Inc.	352,404
7,661	NetApp, Inc.	283,534
12,821	NVIDIA Corp.	243,599
80,122	Oracle Corp.	3,366,726
7,495	Paychex, Inc.	308,119
39,124	QUALCOMM, Inc.	3,147,526
4,386	Red Hat, Inc.*	219,826
12,985	Salesforce.com, Inc.*	683,401
5,216	SanDisk Corp.	504,022
7,605	Seagate Technology PLC	408,617
16,001	Symantec Corp.	351,862
9,496	TE Connectivity Ltd.	564,632
3,682	Teradata Corp.*	154,607
25,087	Texas Instruments, Inc.	1,178,587
3,822	Total System Services, Inc.	115,654
2,905	VeriSign, Inc.*	145,482
11,733	Visa, Inc., Class A	2,520,600
4,868	Western Digital Corp.	427,654
12,676	Western Union Co. (The)	204,971
25,772	Xerox Corp.	318,284
6,177	Xilinx, Inc.	290,072
21,724	Yahoo!, Inc.*	752,737
		74,836,013
	Materials — 2.5%

4,894	Air Products & Chemicals, Inc.	587,133
1,540	Airgas, Inc.	163,733
27,099	Alcoa, Inc.	368,817
2,502	Allegheny Technologies, Inc.	102,757
2,220	Avery Dennison Corp.	112,554
3,255	Ball Corp.	196,472
2,349	Bemis Co., Inc.	97,272
1,203	CF Industries Holdings, Inc.	292,702
28,129	Dow Chemical Co. (The)	1,466,083
21,448	E.I. du Pont de Nemours & Co.	1,486,561
3,526	Eastman Chemical Co.	311,205
6,267	Ecolab, Inc.	684,294
3,074	FMC Corp.	235,345
24,030	Freeport-McMoRan Copper & Gold, Inc.	818,222
1,885	International Flavors & Fragrances, Inc.	187,105
10,153	International Paper Co.	483,587
9,989	LyondellBasell Industries N.V., Class A	994,605
4,034	MeadWestvaco Corp.	163,700
12,143	Monsanto Co.	1,479,625
7,844	Mosaic Co. (The)	392,122
11,518	Newmont Mining Corp.	263,647
7,364	Nucor Corp.	372,839
3,808	Owens-Illinois, Inc.*	126,540
3,201	PPG Industries, Inc.	645,354
6,806	Praxair, Inc.	900,025
4,485	Sealed Air Corp.	147,691
1,969	Sherwin-Williams Co. (The)	402,877
2,763	Sigma-Aldrich Corp.	272,238
3,343	United States Steel Corp.	77,023
3,024	Vulcan Materials Co.	184,373
		14,016,501
	Telecommunication Services — 1.7%

120,476	AT&T, Inc.	4,273,284
13,371	CenturyLink, Inc.	503,686
23,124	Frontier Communications Corp.	133,888
95,813	Verizon Communications, Inc.	4,786,817
13,793	Windstream Holdings, Inc.	131,999
		9,829,674
	Utilities — 2.1%

15,244	AES Corp. (The)	214,940
2,749	AGL Resources, Inc.	146,742
5,614	Ameren Corp.	220,911
11,283	American Electric Power Co., Inc.	601,948
9,922	CenterPoint Energy, Inc.	239,319
6,174	CMS Energy Corp.	183,677
6,778	Consolidated Edison, Inc.	372,858
13,453	Dominion Resources, Inc.	927,719
4,100	DTE Energy Co.	312,092
16,341	Duke Energy Corp.	1,161,518
7,539	Edison International	415,700
4,129	Entergy Corp.	311,409
19,838	Exelon Corp.	730,634
9,688	FirstEnergy Corp.	327,648
1,851	Integrys Energy Group, Inc.	107,339
10,073	NextEra Energy, Inc.	980,707
7,269	NiSource, Inc.	271,643
7,297	Northeast Utilities	331,284
7,523	NRG Energy, Inc.	268,120
5,800	Pepco Holdings, Inc.	160,660
10,586	PG&E Corp.	485,580
2,551	Pinnacle West Capital Corp.	141,376
14,590	PPL Corp.	511,963

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,714	Public Service Enterprise Group, Inc.	$456,377
3,270	SCANA Corp.	170,040
5,263	Sempra Energy	528,142
20,546	Southern Co. (The)	899,504
4,739	TECO Energy, Inc.	81,843
5,227	Wisconsin Energy Corp.	237,933
11,528	Xcel Energy, Inc.	354,601
		12,154,227
	Total Common Stocks (Cost $391,876,479)	396,982,927

Principal Amount
	U.S. Government & Agency Security (a) — 1.1%
	Federal Home Loan Bank
$6,280,275	0.00%, due 06/02/14	6,280,275
	Total U.S. Government & Agency Security (Cost $6,280,275)	6,280,275

	Repurchase Agreements (a)(b) — 8.5%
48,573,470	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $48,573,696	48,573,470
	Total Repurchase Agreements (Cost $48,573,470)	48,573,470

	Total Investment Securities (Cost $446,730,224) — 79.4%	451,836,672
	Other assets less liabilities — 20.6%	117,066,960
	Net Assets — 100.0%	$568,903,632

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $196,526,122.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,633,385
Aggregate gross unrealized depreciation	(7,831,671)
Net unrealized appreciation	$4,801,714
Federal income tax cost of investments	$447,034,958

Futures Contracts Purchased(1)

UltraPro S&P500® had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable(2)	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount(3)
E-Mini S&P 500 Futures Contracts	1,627	06/20/14	$156,253,013	$5,753,167	$178,035	$—	$—	$178,035

(1)The Fund’s Futures Contracts are not accounted for as hedging instruments under ASC 815.

(2)The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

(3)Represents the “uncollateralized” amount due from or (to) the broker at period end.

Cash collateral in the amount of $7,740,453 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements(1)

UltraPro S&P500® had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$9,575,008	11/06/15	Bank of America, N.A.	0.40%	SPDR® S&P 500® ETF Trust	$9,183,988

450,767,072	11/06/15	Bank of America, N.A.	0.55%	S&P 500® Index	12,619,155
460,342,080					21,803,143	$(20,932,852)	$—	$870,291

141,939,659	01/06/15	Citibank, N.A.	0.47%	S&P 500® Index	7,871,053	(7,871,053)	—	—

81,795,704	11/06/15	Credit Suisse International	0.45%	S&P 500® Index	5,868,792	(5,824,599)	—	44,193

2,013,574	11/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	1,522,267

201,739,409	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	28,249,776
203,752,983					29,772,043	—	(29,400,002)	372,041

983,359	11/06/14	Goldman Sachs International	0.52%	SPDR® S&P 500® ETF Trust	(213,514)

89,923,529	11/06/14	Goldman Sachs International	0.62%	S&P 500® Index	4,717,178
90,906,888					4,503,664	(4,398,778)	—	104,886

3,914,542	11/06/15	Morgan Stanley & Co. International PLC	0.45%	SPDR® S&P 500® ETF Trust	3,578,161

55,222,446	11/06/15	Morgan Stanley & Co. International PLC	0.55%	S&P 500® Index	5,794,441
59,136,988					9,372,602	(9,372,602)	—	—

10,895,906	11/06/15	Societe Generale	0.55%	S&P 500® Index	8,531,338	—	(8,495,004)	36,334

104,718,451	01/06/15	UBS AG	0.50%	S&P 500® Index	7,891,606	(7,891,606)	—	—

$1,153,488,659					$95,614,241

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)             Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 81.7%
	Consumer Discretionary — 10.2%

1,669	Aaron’s, Inc.	$54,810
1,772	Abercrombie & Fitch Co., Class A	67,354
1,691	Advance Auto Parts, Inc.	209,971
1,375	AMC Networks, Inc., Class A*	85,085
3,935	American Eagle Outfitters, Inc.	42,223
1,065	Ann, Inc.*	41,397
2,300	Apollo Education Group, Inc.*	61,640
2,994	Ascena Retail Group, Inc.*	49,985
907	Bally Technologies, Inc.*	53,513
1,354	Big Lots, Inc.*	57,464
573	Bob Evans Farms, Inc.	25,596
1,557	Brinker International, Inc.	77,305
2,147	Brunswick Corp.	92,536
1,082	Cabela’s, Inc.*	66,251
1,244	Carter’s, Inc.	89,730
1,099	Cheesecake Factory, Inc. (The)	50,411
3,683	Chico’s FAS, Inc.	55,834
2,408	Cinemark Holdings, Inc.	75,900
1,753	CST Brands, Inc.	57,972
803	Deckers Outdoor Corp.*	62,064
1,322	DeVry Education Group, Inc.	55,828
2,363	Dick’s Sporting Goods, Inc.	105,035
1,293	Domino’s Pizza, Inc.	93,678
1,667	DreamWorks Animation SKG, Inc., Class A*	46,809
3,403	Foot Locker, Inc.	163,956
3,378	Gentex Corp.	97,692
1,378	Guess?, Inc.	35,139
2,307	Hanesbrands, Inc.	195,703
776	HSN, Inc.	43,161
647	International Speedway Corp., Class A	20,115
7,065	J.C. Penney Co., Inc.*	63,514
2,870	Jarden Corp.*	162,385
1,080	John Wiley & Sons, Inc., Class A	59,162
2,862	Kate Spade & Co.*	104,205
2,066	KB Home	34,048
1,518	Lamar Advertising Co., Class A	74,898
899	Life Time Fitness, Inc.*	47,827
6,990	LKQ Corp.*	193,903
905	MDC Holdings, Inc.	25,892
860	Meredith Corp.	38,666
1,030	Murphy USA, Inc.*	52,406
2,918	New York Times Co. (The), Class A	43,361
95	NVR, Inc.*	105,796
11,235	Office Depot, Inc.*	57,523
611	Panera Bread Co., Class A*	93,856
1,524	Polaris Industries, Inc.	196,474
1,224	Rent-A-Center, Inc.	34,223
4,926	Service Corp. International	98,618
1,860	Signet Jewelers Ltd.	197,327
1,604	Sotheby’s	63,326
1,406	Tempur Sealy International, Inc.*	77,274
1,038	Thor Industries, Inc.	62,280
3,709	Toll Brothers, Inc.*	134,340
1,168	Tupperware Brands Corp.	97,785
6,114	Wendy’s Co. (The)	50,135
2,034	Williams-Sonoma, Inc.	136,115
		4,539,496
	Consumer Staples — 2.8%

3,182	Church & Dwight Co., Inc.	220,290
2,202	Dean Foods Co.	38,271
1,452	Energizer Holdings, Inc.	168,432
4,064	Flowers Foods, Inc.	84,734
1,157	Hain Celestial Group, Inc. (The)*	104,963
2,839	Hillshire Brands Co. (The)	151,262
1,728	Ingredion, Inc.	131,587
449	Lancaster Colony Corp.	40,091
1,000	Post Holdings, Inc.*	49,970
4,577	SUPERVALU, Inc.*	34,190
480	Tootsie Roll Industries, Inc.	13,968
1,151	United Natural Foods, Inc.*	77,589
538	Universal Corp.	28,810
4,024	WhiteWave Foods Co. (The), Class A*	126,716
		1,270,873
	Energy — 4.9%

1,340	Atwood Oceanics, Inc.*	66,129
1,140	Bill Barrett Corp.*	28,500
461	CARBO Ceramics, Inc.	63,420
2,018	Cimarex Energy Co.	260,584
1,769	Dresser-Rand Group, Inc.*	108,263
943	Dril-Quip, Inc.*	96,394
1,686	Energen Corp.	143,951
1,976	Gulfport Energy Corp.*	121,583
2,281	Helix Energy Solutions Group, Inc.*	53,330
4,615	HollyFrontier Corp.	227,289
2,509	Oceaneering International, Inc.	180,773
1,237	Oil States International, Inc.*	133,076
3,345	Patterson-UTI Energy, Inc.	110,686
1,423	Rosetta Resources, Inc.*	67,066
1,555	SM Energy Co.	117,885
3,679	Superior Energy Services, Inc.	122,106
1,147	Tidewater, Inc.	59,782
1,016	Unit Corp.*	64,536
1,667	World Fuel Services Corp.	77,282
4,679	WPX Energy, Inc.*	99,101
		2,201,736
	Financials — 18.9%

1,235	Affiliated Managers Group, Inc.*	232,921
993	Alexander & Baldwin, Inc.	37,645
1,661	Alexandria Real Estate Equities, Inc. (REIT)	126,385
388	Alleghany Corp.*	163,395
2,430	American Campus Communities, Inc. (REIT)	94,381
1,662	American Financial Group, Inc./OH	97,028
3,543	Arthur J. Gallagher & Co.	162,376
1,511	Aspen Insurance Holdings Ltd.	69,430
3,734	Associated Banc-Corp	64,337
1,948	Astoria Financial Corp.	24,895
1,951	BancorpSouth, Inc.	45,849
1,033	Bank of Hawaii Corp.	57,600
4,466	BioMed Realty Trust, Inc. (REIT)	96,912
2,766	Brown & Brown, Inc.	83,506
1,981	Camden Property Trust (REIT)	139,145
1,717	Cathay General Bancorp	41,260
2,006	CBOE Holdings, Inc.	101,664
1,103	City National Corp./CA	78,412
1,892	Commerce Bancshares, Inc./MO	82,132
2,028	Corporate Office Properties Trust (REIT)	55,871
2,689	Corrections Corp. of America (REIT)	87,473
1,226	Cullen/Frost Bankers, Inc.	91,778
7,585	Duke Realty Corp. (REIT)	134,255
3,321	East West Bancorp, Inc.	111,187
2,846	Eaton Vance Corp.	105,729

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,468	Equity One, Inc. (REIT)	$33,705
1,099	Everest Re Group Ltd.	175,862
2,551	Extra Space Storage, Inc. (REIT)	133,545
1,550	Federal Realty Investment Trust (REIT)	185,256
2,187	Federated Investors, Inc., Class B	61,826
6,409	Fidelity National Financial, Inc., Class A	213,676
2,462	First American Financial Corp.	68,985
5,482	First Horizon National Corp.	62,824
8,208	First Niagara Financial Group, Inc.	70,671
3,828	FirstMerit Corp.	71,469
4,438	Fulton Financial Corp.	53,034
616	Greenhill & Co., Inc.	30,628
1,908	Hancock Holding Co.	64,452
1,018	Hanover Insurance Group, Inc. (The)	61,131
2,315	HCC Insurance Holdings, Inc.	108,759
2,086	Highwoods Properties, Inc. (REIT)	84,650
1,323	Home Properties, Inc. (REIT)	82,264
3,470	Hospitality Properties Trust (REIT)	100,665
1,325	International Bancshares Corp.	31,933
3,500	Janus Capital Group, Inc.	40,880
1,032	Jones Lang LaSalle, Inc.	125,171
1,184	Kemper Corp.	41,381
1,904	Kilroy Realty Corp. (REIT)	115,344
3,400	Liberty Property Trust (REIT)	131,614
2,055	Mack-Cali Realty Corp. (REIT)	44,696
841	Mercury General Corp.	39,653
1,739	Mid-America Apartment Communities, Inc. (REIT)	125,817
2,704	MSCI, Inc.*	116,705
2,829	National Retail Properties, Inc. (REIT)	98,958
10,255	New York Community Bancorp, Inc.	156,696
5,618	Old Republic International Corp.	96,068
2,881	Omega Healthcare Investors, Inc. (REIT)	106,280
2,210	PacWest Bancorp	89,328
940	Potlatch Corp. (REIT)	37,750
1,275	Primerica, Inc.	57,426
1,390	Prosperity Bancshares, Inc.	80,801
1,823	Protective Life Corp.	95,343
2,873	Raymond James Financial, Inc.	139,053
2,932	Rayonier, Inc. (REIT)	139,563
5,093	Realty Income Corp. (REIT)	220,527
2,141	Regency Centers Corp. (REIT)	114,329
1,641	Reinsurance Group of America, Inc.	128,261
966	RenaissanceRe Holdings Ltd.	100,628
3,302	SEI Investments Co.	108,735
4,668	Senior Housing Properties Trust (REIT)	111,939
1,097	Signature Bank/NY*	127,055
2,204	SL Green Realty Corp. (REIT)	241,316
9,949	SLM Corp.	85,661
1,014	StanCorp Financial Group, Inc.	60,941
1,154	SVB Financial Group*	121,689
3,221	Synovus Financial Corp.	74,276
1,464	Taubman Centers, Inc. (REIT)	109,654
3,838	TCF Financial Corp.	60,986
1,563	Trustmark Corp.	36,183
5,831	UDR, Inc. (REIT)	160,469
3,957	Umpqua Holdings Corp.	65,567
4,644	Valley National Bancorp	45,000
2,415	W. R. Berkley Corp.	107,637
1,968	Waddell & Reed Financial, Inc., Class A	118,828
2,377	Washington Federal, Inc.	49,513
3,637	Washington Prime Group, Inc. (REIT)*	72,340
2,096	Webster Financial Corp.	62,712
2,602	Weingarten Realty Investors (REIT)	82,718
612	Westamerica Bancorp.	29,970
		8,456,362
	Health Care — 7.9%

1,663	Align Technology, Inc.*	90,816
3,696	Allscripts Healthcare Solutions, Inc.*	54,479
466	Bio-Rad Laboratories, Inc., Class A*	56,260
1,105	Charles River Laboratories International, Inc.*	59,206
2,629	Community Health Systems, Inc.*	109,813
1,110	Cooper Cos., Inc. (The)	143,212
1,314	Covance, Inc.*	110,192
1,735	Cubist Pharmaceuticals, Inc.*	115,551
3,189	Endo International PLC*	225,111
1,856	Health Net, Inc.*	74,203
1,982	Henry Schein, Inc.*	237,146
1,333	Hill-Rom Holdings, Inc.	52,907
2,029	HMS Holdings Corp.*	38,145
6,364	Hologic, Inc.*	155,536
1,197	IDEXX Laboratories, Inc.*	153,791
1,031	LifePoint Hospitals, Inc.*	63,138
1,349	Mallinckrodt PLC*	104,898
1,197	Masimo Corp.*	29,494
2,347	MEDNAX, Inc.*	135,258
682	Mettler-Toledo International, Inc.*	167,104
2,314	Omnicare, Inc.	147,055
1,463	Owens & Minor, Inc.	50,737
3,285	ResMed, Inc.	164,447
1,469	Salix Pharmaceuticals Ltd.*	167,584
1,282	Sirona Dental Systems, Inc.*	96,432
1,367	STERIS Corp.	73,162
770	Techne Corp.	67,598
956	Teleflex, Inc.	101,948
1,317	Thoratec Corp.*	43,619
1,077	United Therapeutics Corp.*	103,112
2,081	Universal Health Services, Inc., Class B	186,395
2,047	VCA Antech, Inc.*	68,882
1,015	WellCare Health Plans, Inc.*	78,612
		3,525,843
	Industrials — 13.9%

1,778	A. O. Smith Corp.	87,798
999	Acuity Brands, Inc.	125,384
2,297	AECOM Technology Corp.*	73,826
2,021	AGCO Corp.	109,053
1,593	Alaska Air Group, Inc.	156,847
738	Alliant Techsystems, Inc.	93,202
2,291	B/E Aerospace, Inc.*	221,654
1,119	Brink’s Co. (The)	29,877
1,476	Carlisle Cos., Inc.	125,253
1,169	CLARCOR, Inc.	68,422
1,282	Clean Harbors, Inc.*	78,343
1,320	Con-way, Inc.	60,997
2,598	Copart, Inc.*	92,411
780	Corporate Executive Board Co. (The)	53,173
1,135	Crane Co.	84,115
1,169	Deluxe Corp.	65,569
3,098	Donaldson Co., Inc.	126,182
738	Esterline Technologies Corp.*	82,250
4,395	Exelis, Inc.	75,067

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,842	Fortune Brands Home & Security, Inc.	$153,603
942	FTI Consulting, Inc.*	30,398
1,067	GATX Corp.	70,262
1,181	Genesee & Wyoming, Inc., Class A*	114,970
1,412	Graco, Inc.	103,048
839	Granite Construction, Inc.	29,801
1,871	Harsco Corp.	50,480
1,370	Herman Miller, Inc.	42,840
1,043	HNI Corp.	39,039
1,250	Hubbell, Inc., Class B	146,250
1,130	Huntington Ingalls Industries, Inc.	112,808
1,876	IDEX Corp.	143,852
2,120	ITT Corp.	92,602
2,121	J.B. Hunt Transport Services, Inc.	164,717
5,279	JetBlue Airways Corp.*	50,995
3,436	KBR, Inc.	83,460
1,823	Kennametal, Inc.	82,108
1,320	Kirby Corp.*	145,926
1,055	Landstar System, Inc.	68,501
1,044	Lennox International, Inc.	88,656
1,879	Lincoln Electric Holdings, Inc.	123,432
1,845	Manpowergroup, Inc.	151,253
734	MSA Safety, Inc.	40,120
1,095	MSC Industrial Direct Co., Inc., Class A	100,707
1,403	Nordson Corp.	114,401
2,483	NOW, Inc.*	80,325
1,619	Old Dominion Freight Line, Inc.*	103,551
1,951	Oshkosh Corp.	105,452
4,587	R.R. Donnelley & Sons Co.	72,658
1,046	Regal-Beloit Corp.	79,841
1,491	Rollins, Inc.	45,729
1,041	SPX Corp.	108,930
2,567	Terex Corp.	98,727
1,807	Timken Co. (The)	116,046
1,488	Towers Watson & Co., Class A	167,415
1,797	Trinity Industries, Inc.	155,494
1,217	Triumph Group, Inc.	84,338
2,162	United Rentals, Inc.*	218,470
1,673	URS Corp.	75,285
622	Valmont Industries, Inc.	96,379
2,226	Wabtec Corp.	175,275
2,867	Waste Connections, Inc.	130,649
630	Watsco, Inc.	63,397
1,064	Werner Enterprises, Inc.	28,090
1,387	Woodward, Inc.	61,999
		6,221,702
	Information Technology — 12.7%

2,350	3D Systems Corp.*	119,028
892	ACI Worldwide, Inc.*	48,445
1,771	Acxiom Corp.*	40,255
1,314	ADTRAN, Inc.	29,486
14,314	Advanced Micro Devices, Inc.*	57,256
941	Advent Software, Inc.	28,475
2,146	ANSYS, Inc.*	157,624
1,843	AOL, Inc.*	66,864
2,318	Arrow Electronics, Inc.*	133,749
9,867	Atmel Corp.*	82,686
3,208	Avnet, Inc.	139,773
2,770	Broadridge Financial Solutions, Inc.	113,625
6,705	Cadence Design Systems, Inc.*	111,907
2,436	Ciena Corp.*	47,258
1,035	CommVault Systems, Inc.*	50,632
5,060	Compuware Corp.	50,094
1,103	Concur Technologies, Inc.*	94,163
2,337	Convergys Corp.	50,993
1,468	Conversant, Inc.*	34,615
2,117	CoreLogic, Inc.*	60,398
2,820	Cree, Inc.*	135,698
3,292	Cypress Semiconductor Corp.*	33,743
1,491	Diebold, Inc.	55,957
803	DST Systems, Inc.	73,193
1,146	Equinix, Inc.*	227,768
923	FactSet Research Systems, Inc.	98,890
810	Fair Isaac Corp.	47,709
2,893	Fairchild Semiconductor International, Inc.*	42,440
979	FEI Co.	81,698
3,173	Fortinet, Inc.*	71,297
2,138	Gartner, Inc.*	151,990
1,668	Global Payments, Inc.	114,358
2,533	Informatica Corp.*	92,683
3,584	Ingram Micro, Inc., Class A*	99,528
3,164	Integrated Device Technology, Inc.*	42,081
938	InterDigital, Inc.	35,635
1,653	International Rectifier Corp.*	44,334
2,963	Intersil Corp., Class A	41,689
908	Itron, Inc.*	34,913
1,983	Jack Henry & Associates, Inc.	114,994
5,415	JDS Uniphase Corp.*	59,403
1,972	Knowles Corp.*	55,630
1,559	Leidos Holdings, Inc.	59,476
1,428	Lexmark International, Inc., Class A	62,247
2,259	Mentor Graphics Corp.	47,868
1,745	MICROS Systems, Inc.*	93,218
2,280	National Instruments Corp.	65,299
3,866	NCR Corp.*	126,264
1,419	NeuStar, Inc., Class A*	39,760
997	Plantronics, Inc.	45,204
3,175	Polycom, Inc.*	40,481
2,753	PTC, Inc.*	101,310
2,697	Rackspace Hosting, Inc.*	98,414
6,553	RF Micro Devices, Inc.*	61,664
3,710	Riverbed Technology, Inc.*	75,387
2,284	Rovi Corp.*	55,204
966	Science Applications International Corp.	37,413
1,592	Semtech Corp.*	41,297
914	Silicon Laboratories, Inc.*	41,240
4,382	Skyworks Solutions, Inc.	189,784
1,516	SolarWinds, Inc.*	59,260
1,600	Solera Holdings, Inc.	104,400
5,700	SunEdison, Inc.*	112,233
3,574	Synopsys, Inc.*	137,563
883	Tech Data Corp.*	52,547
4,499	Teradyne, Inc.	80,082
3,540	TIBCO Software, Inc.*	76,145
6,026	Trimble Navigation Ltd.*	217,358
2,577	VeriFone Systems, Inc.*	84,551
3,146	Vishay Intertechnology, Inc.	46,938
902	WEX, Inc.*	86,854
1,168	Zebra Technologies Corp., Class A*	86,782
		5,699,200
	Materials — 6.1%

1,844	Albemarle Corp.	127,586
1,520	AptarGroup, Inc.	101,217
1,678	Ashland, Inc.	172,834
1,388	Cabot Corp.	78,491
1,231	Carpenter Technology Corp.	76,925

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,550	Cliffs Natural Resources, Inc.	$55,664
2,721	Commercial Metals Co.	48,298
777	Compass Minerals International, Inc.	72,253
827	Cytec Industries, Inc.	82,163
754	Domtar Corp.	68,524
1,159	Eagle Materials, Inc.	100,798
707	Greif, Inc., Class A	38,616
1,282	Intrepid Potash, Inc.*	20,781
3,276	Louisiana-Pacific Corp.*	46,519
1,071	Martin Marietta Materials, Inc.	131,519
798	Minerals Technologies, Inc.	49,476
259	NewMarket Corp.	101,401
1,843	Olin Corp.	50,222
2,278	Packaging Corp. of America	157,547
2,199	PolyOne Corp.	88,246
1,799	Reliance Steel & Aluminum Co.	129,438
1,663	Rock-Tenn Co., Class A	168,013
1,510	Royal Gold, Inc.	94,707
3,089	RPM International, Inc.	133,043
1,022	Scotts Miracle-Gro Co. (The), Class A	61,269
1,164	Sensient Technologies Corp.	63,787
1,015	Silgan Holdings, Inc.	49,562
2,372	Sonoco Products Co.	100,193
5,172	Steel Dynamics, Inc.	89,320
1,825	Valspar Corp. (The)	136,255
1,225	Worthington Industries, Inc.	49,368
		2,744,035
	Telecommunication Services — 0.4%

2,295	Telephone & Data Systems, Inc.	63,595
3,261	tw telecom, inc.*	106,928
		170,523
	Utilities — 3.9%

2,573	Alliant Energy Corp.	150,006
4,101	Aqua America, Inc.	104,083
2,323	Atmos Energy Corp.	116,382
1,032	Black Hills Corp.	59,515
1,403	Cleco Corp.	72,998
3,568	Great Plains Energy, Inc.	90,806
2,352	Hawaiian Electric Industries, Inc.	56,566
1,165	IDACORP, Inc.	63,877
4,392	MDU Resources Group, Inc.	148,801
1,943	National Fuel Gas Co.	145,725
4,606	OGE Energy Corp.	169,178
1,205	ONE Gas, Inc.	44,139
1,847	PNM Resources, Inc.	52,566
4,061	Questar Corp.	97,748
2,661	UGI Corp.	129,511
1,911	Vectren Corp.	76,211
2,987	Westar Energy, Inc.	107,681
1,203	WGL Holdings, Inc.	48,782
		1,734,575
	Total Common Stocks (Cost $35,676,873)	36,564,345

Principal Amount
	U.S. Government & Agency Security (a) — 0.9%
	Federal Home Loan Bank
$422,733	0.00%, due 06/02/14	422,733
	Total U.S. Government & Agency Security (Cost $422,733)	422,733

	Repurchase Agreements (a)(b) — 5.9%
2,644,391	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $2,644,403	2,644,391
	Total Repurchase Agreements (Cost $2,644,391)	2,644,391

	Total Investment Securities (Cost $38,743,997) — 88.5%	39,631,469
	Other assets less liabilities — 11.5%	5,138,716
	Net Assets — 100.0%	$44,770,185

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $3,276,244.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,017,482
Aggregate gross unrealized depreciation	(1,142,034)
Net unrealized appreciation	$875,448
Federal income tax cost of investments	$38,756,021

See accompanying notes to the financial statements.

Futures Contracts Purchased(1)

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable(2)	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount(3)
E-Mini S&P MidCap 400 Futures Contracts	33	06/20/14	$4,540,800	$102,134	$16,609	$—	$—	$16,609

(1)The Fund’s Futures Contracts are not accounted for as hedging instruments under ASC 815.

(2)The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

(3)Represents the “uncollateralized” amount due from or (to) the broker at period end.

Cash collateral in the amount of $254,100 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements(1)

UltraPro MidCap400 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$24,278,580	01/06/16	Bank of America, N.A.	0.30%	S&P MidCap 400® Index	$1,104,389	$(968,308)	$—	$136,081

13,658,698	11/06/14	Citibank, N.A.	0.32%	S&P MidCap 400® Index	223,354	—	—	223,354

348,272	11/06/15	Credit Suisse International	0.35%	S&P MidCap 400® Index	33,435	—	—	33,435

1,563,976	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	58,776

2,197,897	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	1,107,791
3,761,873					1,166,567	—	(1,150,001)	16,566

2,546,563	11/06/14	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	134,995	—	—	134,995

457,163	11/06/15	Morgan Stanley & Co. International PLC	0.35%	S&P MidCap 400® Index	71,233	—	—	71,233

47,214,684	01/06/16	Societe Generale	0.53%	S&P MidCap 400® Index	2,060,615	—	(2,060,615)	—

932,187	01/06/15	UBS AG	0.45%	S&P MidCap 400® Index	50,454	—	—	50,454

$93,198,020					$4,845,042

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 53.7%
	Consumer Discretionary — 6.9%

1,598	1-800-Flowers.com, Inc., Class A*	$8,917
1,171	A.H. Belo Corp., Class A	13,794
4,863	Aeropostale, Inc.*	19,014
1,305	AMC Entertainment Holdings, Inc., Class A*	29,584
5,779	American Apparel, Inc.*	3,699
4,166	American Axle & Manufacturing Holdings, Inc.*	77,238
1,091	American Public Education, Inc.*	38,556
499	America’s Car-Mart, Inc.*	18,089
2,924	Ann, Inc.*	113,656
817	Arctic Cat, Inc.	30,474
1,932	Asbury Automotive Group, Inc.*	124,884
876	Ascent Capital Group, Inc., Class A*	54,119
2,504	Barnes & Noble, Inc.*	45,423
672	Bassett Furniture Industries, Inc.	9,119
271	Beasley Broadcasting Group, Inc., Class A	1,894
1,656	Beazer Homes USA, Inc.*	32,408
2,156	bebe stores, inc.	8,840
1,042	Big 5 Sporting Goods Corp.	12,098
90	Biglari Holdings, Inc.*	37,960
1,529	BJ’s Restaurants, Inc.*	48,301
1,405	Black Diamond, Inc.*	15,146
3,428	Bloomin’ Brands, Inc.*	71,440
768	Blue Nile, Inc.*	23,670
577	Blyth, Inc.	5,037
1,530	Bob Evans Farms, Inc.	68,345
1,024	Body Central Corp.*	911
837	Bon-Ton Stores, Inc. (The)	8,571
4,306	Boyd Gaming Corp.*	47,151
1,213	Bravo Brio Restaurant Group, Inc.*	19,165
930	Bridgepoint Education, Inc.*	12,081
735	Bright Horizons Family Solutions, Inc.*	28,650
2,680	Brown Shoe Co., Inc.	75,442
5,606	Brunswick Corp.	241,619
1,731	Buckle, Inc. (The)	77,635
1,162	Buffalo Wild Wings, Inc.*	167,921
950	Burlington Stores, Inc.*	26,999
2,634	Caesars Entertainment Corp.*	48,018
4,793	Callaway Golf Co.	38,440
685	Capella Education Co.	39,209
3,420	Career Education Corp.*	15,971
1,428	Carmike Cinemas, Inc.*	49,123
974	Carriage Services, Inc.	17,892
2,182	Carrols Restaurant Group, Inc.*	15,339
1,707	Cato Corp. (The), Class A	49,230
432	Cavco Industries, Inc.*	33,165
4,745	Central European Media Enterprises Ltd., Class A*	13,523
3,102	Cheesecake Factory, Inc. (The)	142,289
1,432	Children’s Place Retail Stores, Inc. (The)	69,280
2,251	Christopher & Banks Corp.*	15,352
852	Churchill Downs, Inc.	73,417
1,006	Chuy’s Holdings, Inc.*	32,866
958	Citi Trends, Inc.*	19,313
1,283	ClubCorp Holdings, Inc.	22,568
801	Columbia Sportswear Co.	66,940
1,391	Conn’s, Inc.*	64,876
891	Container Store Group, Inc. (The)*	25,536
3,926	Cooper Tire & Rubber Co.	109,261
711	Core-Mark Holding Co., Inc.	58,785
4,912	Corinthian Colleges, Inc.*	4,111
1,218	Cracker Barrel Old Country Store, Inc.	122,470
5,461	Crocs, Inc.*	81,533
2,148	Crown Media Holdings, Inc., Class A*	7,668
525	CSS Industries, Inc.	12,647
506	Culp, Inc.	9,331
5,772	Cumulus Media, Inc., Class A*	36,479
57	Daily Journal Corp.*	9,764
9,785	Dana Holding Corp.	216,640
663	Del Frisco’s Restaurant Group, Inc.*	17,908
5,397	Denny’s Corp.*	35,080
839	Destination Maternity Corp.	19,406
2,609	Destination XL Group, Inc.*	13,802
1,062	Dex Media, Inc.*	10,535
1,105	Diamond Resorts International, Inc.*	21,260
1,025	DineEquity, Inc.	81,375
664	Diversified Restaurant Holdings, Inc.*	2,988
1,563	Dorman Products, Inc.*	83,042
1,420	Drew Industries, Inc.	68,898
1,938	E.W. Scripps Co. (The), Class A*	37,830
1,497	Education Management Corp.*	2,799
401	Einstein Noah Restaurant Group, Inc.	6,179
1,482	Entercom Communications Corp., Class A*	15,472
3,417	Entravision Communications Corp., Class A	18,315
1,538	Ethan Allen Interiors, Inc.	36,051
575	EveryWare Global, Inc.*	632
5,290	Express, Inc.*	66,707
1,222	Federal-Mogul Holdings Corp.*	20,273
1,389	Fiesta Restaurant Group, Inc.*	55,935
3,052	Finish Line, Inc. (The), Class A	87,501
2,032	Five Below, Inc.*	73,558
304	Flexsteel Industries, Inc.	10,117
611	Fox Factory Holding Corp.*	10,442
2,728	Francesca’s Holdings Corp.*	41,848
2,276	Fred’s, Inc., Class A	34,755
1,147	FTD Cos., Inc.*	34,284
870	Fuel Systems Solutions, Inc.*	8,500
1,040	G-III Apparel Group Ltd.*	76,253
1,488	Genesco, Inc.*	111,436
2,180	Gentherm, Inc.*	89,663
1,172	Global Sources Ltd.*	9,493
550	Gordmans Stores, Inc.	2,365
2,814	Grand Canyon Education, Inc.*	123,957
3,117	Gray Television, Inc.*	35,658
1,348	Group 1 Automotive, Inc.	108,514
2,664	Harte-Hanks, Inc.	18,941
1,224	Haverty Furniture Cos., Inc.	30,637
1,772	Helen of Troy Ltd.*	102,705
533	Hemisphere Media Group, Inc.*	6,055
746	hhgregg, Inc.*	6,863
1,611	Hibbett Sports, Inc.*	84,722
3,406	Hillenbrand, Inc.	103,168
666	Hooker Furniture Corp.	9,524
1,301	Houghton Mifflin Harcourt Co.*	23,704
7,013	Hovnanian Enterprises, Inc., Class A*	32,891

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,096	HSN, Inc.	$116,580
2,838	Iconix Brand Group, Inc.*	119,026
447	Ignite Restaurant Group, Inc.*	6,861
531	Installed Building Products, Inc.*	7,200
1,725	International Speedway Corp., Class A	53,630
2,440	Interval Leisure Group, Inc.	49,996
1,114	Intrawest Resorts Holdings, Inc.*	12,711
1,751	iRobot Corp.*	61,863
1,312	Isle of Capri Casinos, Inc.*	8,948
1,448	ITT Educational Services, Inc.*	24,935
2,596	Jack in the Box, Inc.	149,867
1,191	JAKKS Pacific, Inc.	10,517
1,035	Jamba, Inc.*	11,085
307	Johnson Outdoors, Inc., Class A	7,660
1,733	JoS. A. Bank Clothiers, Inc.*	112,558
2,733	Journal Communications, Inc., Class A*	22,547
284	JTH Holding, Inc., Class A*	7,807
1,683	K12, Inc.*	38,642
7,841	Kate Spade & Co.*	285,491
5,178	KB Home	85,333
864	Kirkland’s, Inc.*	15,336
4,058	Krispy Kreme Doughnuts, Inc.*	76,453
3,245	La-Z-Boy, Inc.	79,243
3,949	LeapFrog Enterprises, Inc.*	27,367
596	LGI Homes, Inc.*	9,512
1,301	Libbey, Inc.*	35,062
2,533	Life Time Fitness, Inc.*	134,756
3,972	LifeLock, Inc.*	44,566
633	Lifetime Brands, Inc.	9,944
1,487	Lincoln Educational Services Corp.	5,695
1,376	Lithia Motors, Inc., Class A	107,920
8,722	Live Nation Entertainment, Inc.*	206,886
807	Loral Space & Communications, Inc.*	58,378
1,236	Luby’s, Inc.*	6,217
1,702	Lumber Liquidators Holdings, Inc.*	132,211
1,498	M/I Homes, Inc.*	34,169
509	Malibu Boats, Inc., Class A*	10,088
1,147	Marcus Corp. (The)	19,270
652	Marine Products Corp.	5,073
1,522	MarineMax, Inc.*	24,459
1,807	Marriott Vacations Worldwide Corp.*	102,367
1,511	Martha Stewart Living Omnimedia, Inc., Class A*	7,041
1,711	Matthews International Corp., Class A	70,151
833	Mattress Firm Holding Corp.*	37,368
3,766	McClatchy Co. (The), Class A*	19,357
2,421	MDC Holdings, Inc.	69,265
2,469	MDC Partners, Inc., Class A	51,898
1,215	Media General, Inc.*	21,542
2,942	Men’s Wearhouse, Inc. (The)	146,453
2,214	Meredith Corp.	99,541
2,403	Meritage Homes Corp.*	96,384
2,926	Modine Manufacturing Co.*	44,680
532	Monarch Casino & Resort, Inc.*	8,709
1,938	Monro Muffler Brake, Inc.	104,671
1,737	Morgans Hotel Group Co.*	13,722
1,095	Movado Group, Inc.	41,928
1,789	Multimedia Games Holding Co., Inc.*	51,434
291	NACCO Industries, Inc., Class A	15,787
169	Nathan’s Famous, Inc.*	8,301
3,737	National CineMedia, Inc.	58,559
1,923	Nautilus, Inc.*	20,826
520	New Home Co., Inc. (The)*	6,396
1,784	New York & Co., Inc.*	7,065
7,995	New York Times Co. (The), Class A	118,806
1,819	Nexstar Broadcasting Group, Inc., Class A	84,511
382	Noodles & Co.*	12,702
1,774	Nutrisystem, Inc.	29,271
29,754	Office Depot, Inc.*	152,340
1,487	Orbitz Worldwide, Inc.*	11,048
5,937	Orient-Express Hotels Ltd., Class A*	78,072
1,264	Outerwall, Inc.*	89,403
693	Overstock.com, Inc.*	10,575
834	Oxford Industries, Inc.	53,318
2,861	Pacific Sunwear of California, Inc.*	6,924
1,880	Papa John’s International, Inc.	81,536
2,618	Penske Automotive Group, Inc.	121,789
3,295	Pep Boys-Manny Moe & Jack (The)*	33,576
764	Perry Ellis International, Inc.*	12,935
1,246	PetMed Express, Inc.	16,572
5,170	Pier 1 Imports, Inc.	91,044
3,618	Pinnacle Entertainment, Inc.*	89,292
2,887	Pool Corp.	166,667
1,480	Popeyes Louisiana Kitchen, Inc.*	63,522
535	Potbelly Corp.*	8,458
8,215	Quiksilver, Inc.*	48,797
618	R.G. Barry Corp.	11,668
6,178	RadioShack Corp.*	9,267
644	ReachLocal, Inc.*	3,864
1,081	Reading International, Inc., Class A*	9,524
877	Red Robin Gourmet Burgers, Inc.*	63,214
2,945	Regis Corp.	40,523
868	Remy International, Inc.	20,650
3,309	Rent-A-Center, Inc.	92,520
647	Rentrak Corp.*	33,430
1,096	Restoration Hardware Holdings, Inc.*	72,862
617	RetailMeNot, Inc.*	15,734
3,777	Ruby Tuesday, Inc.*	29,725
2,220	Ruth’s Hospitality Group, Inc.	27,195
2,858	Ryland Group, Inc. (The)	107,747
300	Saga Communications, Inc., Class A	13,857
644	Salem Communications Corp., Class A	5,500
1,638	Scholastic Corp.	52,219
2,959	Scientific Games Corp., Class A*	26,483
536	Sears Hometown and Outlet Stores, Inc.*	11,808
3,449	Select Comfort Corp.*	63,944
1,239	SFX Entertainment, Inc.*	9,069
378	Shiloh Industries, Inc.*	6,838
931	Shoe Carnival, Inc.	17,400
2,353	Shutterfly, Inc.*	96,802
4,240	Sinclair Broadcast Group, Inc., Class A	125,419
1,500	Sizmek, Inc.*	14,610
2,397	Skechers U.S.A., Inc., Class A*	106,667

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,117	Skullcandy, Inc.*	$8,277
3,458	Smith & Wesson Holding Corp.*	54,913
2,413	Sonic Automotive, Inc., Class A	63,510
3,480	Sonic Corp.*	72,384
4,232	Sotheby’s	167,079
2,114	Spartan Motors, Inc.	10,443
721	Speedway Motorsports, Inc.	13,302
2,027	Stage Stores, Inc.	37,236
1,228	Standard Motor Products, Inc.	50,987
9,185	Standard Pacific Corp.*	73,756
1,715	Stein Mart, Inc.	23,187
909	Steiner Leisure Ltd.*	36,524
3,728	Steven Madden Ltd.*	118,774
1,766	Stoneridge, Inc.*	16,971
670	Strayer Education, Inc.*	36,609
1,197	Sturm Ruger & Co., Inc.	72,562
1,440	Superior Industries International, Inc.	28,656
675	Systemax, Inc.*	10,793
3,770	Tenneco, Inc.*	240,338
3,869	Texas Roadhouse, Inc.	97,808
1,144	Tile Shop Holdings, Inc.*	17,068
613	Tilly’s, Inc., Class A*	5,388
378	Tower International, Inc.*	11,582
1,489	Town Sports International Holdings, Inc.	9,038
656	Trans World Entertainment Corp.	2,289
916	TRI Pointe Homes, Inc.*	13,969
2,654	Tuesday Morning Corp.*	42,889
2,967	Tumi Holdings, Inc.*	54,890
480	UCP, Inc., Class A*	6,355
876	Unifi, Inc.*	20,393
985	Universal Electronics, Inc.*	44,798
1,327	Universal Technical Institute, Inc.	15,061
2,225	Vail Resorts, Inc.	155,060
2,434	ValueVision Media, Inc., Class A*	10,856
1,341	Vera Bradley, Inc.*	36,140
713	Vince Holding Corp.*	19,814
1,362	Vitacost.com, Inc.*	9,016
1,881	Vitamin Shoppe, Inc.*	80,845
1,157	VOXX International Corp.*	10,025
423	WCI Communities, Inc.*	7,834
1,052	West Marine, Inc.*	10,573
5,236	Wet Seal, Inc. (The), Class A*	4,398
404	Weyco Group, Inc.	11,041
853	William Lyon Homes, Class A*	22,425
139	Winmark Corp.	9,214
1,739	Winnebago Industries, Inc.*	43,058
6,219	Wolverine World Wide, Inc.	160,886
1,782	World Wrestling Entertainment, Inc., Class A	20,101
1,905	ZAGG, Inc.*	8,649
1,308	Zumiez, Inc.*	35,931
		12,973,626
	Consumer Staples — 2.1%

179	Alico, Inc.	6,711
5,431	Alliance One International, Inc.*	13,469
1,738	Andersons, Inc. (The)	88,534
848	Annie’s, Inc.*	27,747
3,276	B&G Foods, Inc.	112,236
511	Boston Beer Co., Inc. (The), Class A*	109,563
3,688	Boulder Brands, Inc.*	50,046
758	Calavo Growers, Inc.	23,703
920	Cal-Maine Foods, Inc.	64,179
2,375	Casey’s General Stores, Inc.	169,171
2,594	Central Garden and Pet Co., Class A*	20,648
1,024	Chefs’ Warehouse, Inc. (The)*	18,923
2,879	Chiquita Brands International, Inc.*	29,539
289	Coca-Cola Bottling Co. Consolidated	21,750
655	Craft Brew Alliance, Inc.*	7,212
9,805	Darling Ingredients, Inc.*	196,002
1,379	Diamond Foods, Inc.*	44,059
1,588	Elizabeth Arden, Inc.*	43,082
973	Fairway Group Holdings Corp.*	5,994
366	Farmer Bros Co.*	7,254
1,347	Female Health Co. (The)	7,920
2,346	Fresh Del Monte Produce, Inc.	67,964
163	Griffin Land & Nurseries, Inc.	4,579
2,380	Hain Celestial Group, Inc. (The)*	215,914
2,046	Harbinger Group, Inc.*	24,225
733	Ingles Markets, Inc., Class A	19,219
1,017	Inter Parfums, Inc.	30,378
871	Inventure Foods, Inc.*	10,713
926	J&J Snack Foods Corp.	86,738
507	John B. Sanfilippo & Son, Inc.	13,030
1,147	Lancaster Colony Corp.	102,416
6,351	Lifevantage Corp.*	8,383
286	Lifeway Foods, Inc.*	3,758
620	Limoneira Co.	14,508
813	Medifast, Inc.*	25,553
703	National Beverage Corp.*	13,020
549	Natural Grocers by Vitamin Cottage, Inc.*	11,414
676	Nature’s Sunshine Products, Inc.	9,957
530	Nutraceutical International Corp.*	12,619
299	Oil-Dri Corp. of America	9,753
1,234	Omega Protein Corp.*	17,757
370	Orchids Paper Products Co.	11,155
1,459	Pantry, Inc. (The)*	24,642
3,756	Pilgrim’s Pride Corp.*	95,553
2,724	Post Holdings, Inc.*	136,118
1,170	PriceSmart, Inc.	107,230
703	Revlon, Inc., Class A*	22,159
45,252	Rite Aid Corp.*	378,307
1,704	Roundy’s, Inc.	9,150
1,426	Sanderson Farms, Inc.	131,919
18	Seaboard Corp.*	48,507
505	Seneca Foods Corp., Class A*	15,413
2,946	Snyder’s-Lance, Inc.	80,072
2,270	SpartanNash Co.	55,116
1,333	Spectrum Brands Holdings, Inc.	103,801
11,270	Star Scientific, Inc.*	7,551
12,580	SUPERVALU, Inc.*	93,973
1,118	Susser Holdings Corp.*	88,669
1,072	Synutra International, Inc.*	6,014
1,250	Tootsie Roll Industries, Inc.	36,375
2,246	TreeHouse Foods, Inc.*	168,338
3,056	United Natural Foods, Inc.*	206,005
1,446	Universal Corp.	77,433
372	USANA Health Sciences, Inc.*	26,750
3,917	Vector Group Ltd.	81,904
392	Village Super Market, Inc., Class A	9,620
959	WD-40 Co.	69,211
682	Weis Markets, Inc.	32,306
		3,892,931

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy — 3.2%

5,090	Abraxas Petroleum Corp.*	$25,552
130	Adams Resources & Energy, Inc.	8,220
1,442	Alon USA Energy, Inc.	21,558
13,684	Alpha Natural Resources, Inc.*	46,252
1,624	Amyris, Inc.*	5,554
566	Apco Oil and Gas International, Inc.*	7,958
2,161	Approach Resources, Inc.*	42,183
13,154	Arch Coal, Inc.	46,828
1,291	Athlon Energy, Inc.*	56,107
1,854	Basic Energy Services, Inc.*	50,429
3,022	Bill Barrett Corp.*	75,550
535	Bolt Technology Corp.	9,651
1,824	Bonanza Creek Energy, Inc.*	97,803
7,301	BPZ Resources, Inc.*	22,341
2,240	Bristow Group, Inc.	170,195
2,792	C&J Energy Services, Inc.*	85,463
6,069	Cal Dive International, Inc.*	7,829
2,471	Callon Petroleum Co.*	26,069
1,227	CARBO Ceramics, Inc.	168,798
2,815	Carrizo Oil & Gas, Inc.*	161,750
2,204	CHC Group Ltd.*	15,494
365	Clayton Williams Energy, Inc.*	45,475
4,221	Clean Energy Fuels Corp.*	46,769
3,770	Cloud Peak Energy, Inc.*	69,632
2,993	Comstock Resources, Inc.	81,380
919	Contango Oil & Gas Co.*	39,508
499	Dawson Geophysical Co.	13,089
2,301	Delek U.S. Holdings, Inc.	71,492
1,313	Diamondback Energy, Inc.*	99,105
3,510	Emerald Oil, Inc.*	22,815
3,130	Endeavour International Corp.*	6,260
4,524	Energy XXI Bermuda Ltd.	97,040
1,852	EPL Oil & Gas, Inc.*	70,209
2,206	Equal Energy Ltd.	11,626
1,247	Era Group, Inc.*	36,437
1,051	Evolution Petroleum Corp.	11,803
10,514	EXCO Resources, Inc.	55,304
3,568	Exterran Holdings, Inc.	148,928
7,393	Forest Oil Corp.*	18,187
2,438	Forum Energy Technologies, Inc.*	80,552
3,568	Frontline Ltd.*	8,064
3,310	FX Energy, Inc.*	12,247
1,975	GasLog Ltd.	46,116
3,438	Gastar Exploration, Inc.*	25,544
800	Geospace Technologies Corp.*	40,576
1,942	Goodrich Petroleum Corp.*	56,318
1,567	Green Plains, Inc.	45,788
896	Gulf Island Fabrication, Inc.	17,660
1,655	GulfMark Offshore, Inc., Class A	76,809
14,354	Halcon Resources Corp.*	89,569
538	Hallador Energy Co.	5,089
6,565	Helix Energy Solutions Group, Inc.*	153,490
9,883	Hercules Offshore, Inc.*	44,869
2,218	Hornbeck Offshore Services, Inc.*	100,342
8,696	ION Geophysical Corp.*	36,262
57	Isramco, Inc.*	7,250
690	Jones Energy, Inc., Class A*	12,089
9,439	Key Energy Services, Inc.*	75,984
2,720	KiOR, Inc., Class A*	1,189
1,888	Knightsbridge Tankers Ltd.	24,997
16,450	Kodiak Oil & Gas Corp.*	209,408
10,653	Magnum Hunter Resources Corp.*	81,602
4,028	Matador Resources Co.*	100,217
1,616	Matrix Service Co.*	52,762
2,057	Midstates Petroleum Co., Inc.*	11,437
1,891	Miller Energy Resources, Inc.*	10,287
796	Mitcham Industries, Inc.*	10,690
766	Natural Gas Services Group, Inc.*	23,011
5,339	Newpark Resources, Inc.*	60,117
5,527	Nordic American Tankers Ltd.	45,211
4,430	North Atlantic Drilling Ltd.	46,471
3,953	Northern Oil and Gas, Inc.*	60,283
884	Nuverra Environmental Solutions, Inc.*	15,046
432	Panhandle Oil and Gas, Inc., Class A	23,734
7,382	Parker Drilling Co.*	47,762
2,206	PDC Energy, Inc.*	141,603
3,422	Penn Virginia Corp.*	51,946
3,535	PetroQuest Energy, Inc.*	21,634
780	PHI, Inc. (Non-Voting)*	34,897
3,853	Pioneer Energy Services Corp.*	61,263
7,721	Quicksilver Resources, Inc.*	18,608
1,311	Renewable Energy Group, Inc.*	12,966
13,999	Rentech, Inc.*	32,618
4,196	Resolute Energy Corp.*	34,911
339	REX American Resources Corp.*	23,564
2,802	Rex Energy Corp.*	55,704
734	RigNet, Inc.*	34,806
3,786	Rosetta Resources, Inc.*	178,434
1,425	RSP Permian, Inc.*	38,475
2,359	Sanchez Energy Corp.*	81,220
11,444	Scorpio Tankers, Inc.	103,797
1,246	SEACOR Holdings, Inc.*	99,780
2,606	SemGroup Corp., Class A	177,052
3,467	Ship Finance International Ltd.	64,209
3,255	Solazyme, Inc.*	32,517
3,434	Stone Energy Corp.*	152,435
2,687	Swift Energy Co.*	29,154
3,145	Synergy Resources Corp.*	36,922
2,039	Targa Resources Corp.	234,403
3,856	Teekay Tankers Ltd., Class A	13,959
1,872	Tesco Corp.	39,874
4,851	TETRA Technologies, Inc.*	55,932
985	TGC Industries, Inc.*	4,462
4,213	Triangle Petroleum Corp.*	42,341
5,298	Uranium Energy Corp.*	9,271
7,918	Ur-Energy, Inc.*	9,818
3,589	VAALCO Energy, Inc.*	23,328
12,456	Vantage Drilling Co.*	20,801
2,155	W&T Offshore, Inc.	31,614
4,516	Warren Resources, Inc.*	20,683
3,355	Western Refining, Inc.	137,622
729	Westmoreland Coal Co.*	22,213
2,478	Willbros Group, Inc.*	30,132
2,297	ZaZa Energy Corp.*	1,608
		6,072,061
	Financials — 12.7%

935	1st Source Corp.	28,368
1,852	1st United Bancorp, Inc./FL	15,464
3,413	Acadia Realty Trust (REIT)	94,165
453	Access National Corp.	6,777
1,731	AG Mortgage Investment Trust, Inc. (REIT)	32,889
923	Agree Realty Corp. (REIT)	28,465
2,668	Alexander & Baldwin, Inc.	101,144
130	Alexander’s, Inc. (REIT)	47,710

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,502	Altisource Residential Corp. (REIT)	$97,671
2,789	Ambac Financial Group, Inc.*	78,594
2,082	American Assets Trust, Inc. (REIT)	71,413
3,279	American Capital Mortgage Investment Corp. (REIT)	66,990
4,198	American Equity Investment Life Holding Co.	94,539
487	American National Bankshares, Inc.	10,899
35,068	American Realty Capital Properties, Inc. (REIT)	435,194
849	American Residential Properties, Inc. (REIT)*	15,537
1,555	Ameris Bancorp*	32,671
1,140	AMERISAFE, Inc.	43,901
577	Ames National Corp.	13,098
1,216	AmREIT, Inc. (REIT)	21,608
1,922	AmTrust Financial Services, Inc.	82,069
7,928	Anworth Mortgage Asset Corp. (REIT)	42,811
2,859	Apollo Commercial Real Estate Finance, Inc. (REIT)	47,888
13,928	Apollo Investment Corp.	116,717
1,985	Apollo Residential Mortgage, Inc. (REIT)	33,308
1,326	Ares Commercial Real Estate Corp. (REIT)	16,615
1,684	Argo Group International Holdings Ltd.	81,590
1,178	Arlington Asset Investment Corp., Class A	32,572
1,178	Armada Hoffler Properties, Inc. (REIT)	11,379
23,185	ARMOUR Residential REIT, Inc. (REIT)	100,855
660	Arrow Financial Corp.	17,081
1,200	Ashford Hospitality Prime, Inc. (REIT)	19,560
4,180	Ashford Hospitality Trust, Inc. (REIT)	44,726
3,565	Associated Estates Realty Corp. (REIT)	61,639
5,473	Astoria Financial Corp.	69,945
585	AV Homes, Inc.*	9,705
900	Aviv REIT, Inc. (REIT)	24,975
572	Baldwin & Lyons, Inc., Class B	14,580
1,514	Banc of California, Inc.	16,503
439	BancFirst Corp.	26,081
1,814	Banco Latinoamericano de Comercio Exterior S.A., Class E	48,506
2,036	Bancorp, Inc. (The)/DE*	31,965
5,899	BancorpSouth, Inc.	138,626
2,877	Bank Mutual Corp.	17,435
380	Bank of Kentucky Financial Corp. (The)	13,304
363	Bank of Marin Bancorp	15,703
1,927	Bank of the Ozarks, Inc.	113,770
1,306	BankFinancial Corp.	13,047
1,206	Banner Corp.	46,033
366	Bar Harbor Bankshares	9,296
4,895	BBCN Bancorp, Inc.	74,649
447	BBX Capital Corp., Class A*	8,860
1,981	Beneficial Mutual Bancorp, Inc.*	26,763
1,554	Berkshire Hills Bancorp, Inc.	35,120
7,874	BGC Partners, Inc., Class A	55,118
4,592	BlackRock Kelso Capital Corp.	39,813
387	Blue Capital Reinsurance Holdings Ltd.	6,943
1,135	BNC Bancorp	19,250
750	BofI Holding, Inc.*	57,622
4,939	Boston Private Financial Holdings, Inc.	62,429
693	Bridge Bancorp, Inc.	17,055
596	Bridge Capital Holdings*	13,493
4,344	Brookline Bancorp, Inc.	38,835
837	Bryn Mawr Bank Corp.	23,779
203	C&F Financial Corp.	7,077
1,068	Calamos Asset Management, Inc., Class A	13,297
144	California First National Bancorp	2,197
473	Camden National Corp.	17,406
4,001	Campus Crest Communities, Inc. (REIT)	35,489
1,456	Capital Bank Financial Corp., Class A*	35,323
773	Capital City Bank Group, Inc.	9,995
834	Capital Southwest Corp.	30,149
248	Capitala Finance Corp.	4,558
9,231	Capitol Federal Financial, Inc.	111,695
5,922	Capstead Mortgage Corp. (REIT)	77,993
1,980	Cardinal Financial Corp.	34,393
1,886	Cascade Bancorp*	8,185
1,768	Cash America International, Inc.	83,998
750	CatchMark Timber Trust, Inc., Class A (REIT)	9,930
4,888	Cathay General Bancorp	117,459
4,910	Cedar Realty Trust, Inc. (REIT)	30,147
730	Center Bancorp, Inc.	13,549
1,865	CenterState Banks, Inc.	19,806
1,159	Central Pacific Financial Corp.	22,067
211	Century Bancorp, Inc./MA, Class A	7,035
14,656	Chambers Street Properties (REIT)	117,248
1,410	Charter Financial Corp./MD	15,383
1,630	Chatham Lodging Trust (REIT)	36,675
1,828	Chemical Financial Corp.	52,537
223	Chemung Financial Corp.	6,405
3,010	Chesapeake Lodging Trust (REIT)	87,802
424	CIFC Corp.	3,668
764	Citizens & Northern Corp.	14,264
2,692	Citizens, Inc./TX*	17,956
970	City Holding Co.	41,914
521	Clifton Bancorp, Inc.	6,262
892	CNB Financial Corp./PA	14,941
13,769	CNO Financial Group, Inc.	222,094
2,197	CoBiz Financial, Inc.	22,783
1,166	Cohen & Steers, Inc.	47,211
5,724	Colony Financial, Inc. (REIT)	126,844
3,162	Columbia Banking System, Inc.	78,323
2,479	Community Bank System, Inc.	88,029
958	Community Trust Bancorp, Inc.	32,879
652	CommunityOne Bancorp*	6,298
108	ConnectOne Bancorp, Inc.*	5,190
363	Consolidated-Tomoka Land Co.	16,789
1,121	Consumer Portfolio Services, Inc.*	8,228
1,286	CoreSite Realty Corp. (REIT)	40,766
10,419	Cousins Properties, Inc. (REIT)	125,028
6,052	Cowen Group, Inc., Class A*	24,995
1,627	Crawford & Co., Class B	15,945
440	Credit Acceptance Corp.*	57,464

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
582	CU Bancorp*	$10,686
8,694	CubeSmart (REIT)	158,579
1,361	Customers Bancorp, Inc.*	25,859
5,691	CVB Financial Corp.	82,975
1,188	CyrusOne, Inc. (REIT)	27,181
10,019	CYS Investments, Inc. (REIT)	92,576
19,601	DCT Industrial Trust, Inc. (REIT)	155,240
2,509	DFC Global Corp.*	23,509
175	Diamond Hill Investment Group, Inc.	21,352
12,113	DiamondRock Hospitality Co. (REIT)	150,443
1,973	Dime Community Bancshares, Inc.	29,832
459	Donegal Group, Inc., Class A	6,697
405	Doral Financial Corp.*	1,592
3,868	DuPont Fabros Technology, Inc. (REIT)	98,905
3,405	Dynex Capital, Inc. (REIT)	29,453
1,382	Eagle Bancorp, Inc.*	44,183
1,875	EastGroup Properties, Inc. (REIT)	119,362
7,066	Education Realty Trust, Inc. (REIT)	73,910
1,141	eHealth, Inc.*	42,012
400	Ellington Residential Mortgage REIT (REIT)	6,940
279	EMC Insurance Group, Inc.	8,616
5,106	Empire State Realty Trust, Inc., Class A (REIT)	83,687
1,918	Employers Holdings, Inc.	40,336
1,550	Encore Capital Group, Inc.*	67,099
590	Enstar Group Ltd.*	83,131
449	Enterprise Bancorp, Inc./MA	8,778
1,195	Enterprise Financial Services Corp.	20,877
3,201	EPR Properties (REIT)	172,598
3,731	Equity One, Inc. (REIT)	85,664
795	ESB Financial Corp.	10,009
528	ESSA Bancorp, Inc.	5,602
1,405	Essent Group Ltd.*	28,030
4,988	EverBank Financial Corp.	95,021
1,959	Evercore Partners, Inc., Class A	107,823
2,964	Excel Trust, Inc. (REIT)	39,125
3,163	EZCORP, Inc., Class A*	38,652
463	Farmers Capital Bank Corp.*	8,848
550	FBL Financial Group, Inc., Class A	24,040
497	FBR & Co.*	12,972
639	Federal Agricultural Mortgage Corp., Class C	19,822
7,692	FelCor Lodging Trust, Inc. (REIT)	75,689
709	Fidelity & Guaranty Life	15,173
909	Fidelity Southern Corp.	12,162
850	Fidus Investment Corp.	15,617
8,476	Fifth Street Finance Corp.	78,742
3,031	Financial Engines, Inc.	123,362
855	Financial Institutions, Inc.	19,716
6,704	First American Financial Corp.	187,846
592	First Bancorp, Inc./ME	9,567
4,468	First BanCorp./Puerto Rico*	21,759
1,219	First Bancorp/NC	22,040
4,490	First Busey Corp.	24,964
1,809	First Cash Financial Services, Inc.*	95,009
6,067	First Commonwealth Financial Corp.	52,176
1,048	First Community Bancshares, Inc./VA	15,301
1,053	First Connecticut Bancorp, Inc./CT	16,395
606	First Defiance Financial Corp.	17,107
180	First Federal Bancshares of Arkansas, Inc.*	1,456
3,585	First Financial Bancorp	58,292
1,954	First Financial Bankshares, Inc.	116,224
696	First Financial Corp./IN	22,369
1,489	First Financial Holdings, Inc.	87,682
938	First Financial Northwest, Inc.	10,356
6,661	First Industrial Realty Trust, Inc. (REIT)	123,495
1,087	First Interstate BancSystem, Inc.	27,903
566	First Marblehead Corp. (The)*	2,411
2,165	First Merchants Corp.	42,954
4,652	First Midwest Bancorp, Inc./IL	74,432
258	First NBC Bank Holding Co.*	8,746
489	First of Long Island Corp. (The)	18,861
3,640	First Potomac Realty Trust (REIT)	47,611
4,128	First Security Group, Inc./TN*	8,504
10,271	FirstMerit Corp.	191,760
1,230	Flagstar Bancorp, Inc.*	20,922
1,911	Flushing Financial Corp.	38,010
9,653	FNB Corp./PA	118,153
2,147	Forestar Group, Inc.*	37,401
398	Fortegra Financial Corp.*	2,846
755	Fox Chase Bancorp, Inc.	12,118
622	Franklin Financial Corp./VA*	12,428
5,578	Franklin Street Properties Corp. (REIT)	69,837
2,267	FXCM, Inc., Class A	30,332
682	Gain Capital Holdings, Inc.	5,381
373	GAMCO Investors, Inc., Class A	28,385
372	Garrison Capital, Inc.	5,439
4,437	Geo Group, Inc. (The) (REIT)	150,902
785	German American Bancorp, Inc.	21,156
1,587	Getty Realty Corp. (REIT)	31,010
4,315	GFI Group, Inc.	14,585
4,464	Glacier Bancorp, Inc.	117,269
1,301	Gladstone Capital Corp.	12,932
969	Gladstone Commercial Corp. (REIT)	17,413
1,641	Gladstone Investment Corp.	12,685
8,955	Glimcher Realty Trust (REIT)	98,684
519	Global Indemnity PLC*	13,722
2,312	Golub Capital BDC, Inc.	39,350
3,388	Government Properties Income Trust (REIT)	86,462
6,074	Gramercy Property Trust, Inc. (REIT)	35,654
638	Great Southern Bancorp, Inc.	18,687
1,749	Green Dot Corp., Class A*	32,129
1,747	Greenhill & Co., Inc.	86,861
1,748	Greenlight Capital Re Ltd., Class A*	55,394
1,197	GSV Capital Corp.*	11,096
912	Guaranty Bancorp	12,586
880	Hallmark Financial Services, Inc.*	8,615
2,090	Hampton Roads Bankshares, Inc.*	3,448
5,261	Hancock Holding Co.	177,717
1,958	Hanmi Financial Corp.	41,725
1,203	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	16,950
606	HCI Group, Inc.	23,495

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
286	Health Insurance Innovations, Inc., Class A*	$2,877
5,941	Healthcare Realty Trust, Inc. (REIT)	148,109
919	Heartland Financial USA, Inc.	22,267
3,815	Hercules Technology Growth Capital, Inc.	58,141
1,291	Heritage Commerce Corp.	10,405
1,794	Heritage Financial Corp./WA	28,255
1,352	Heritage Oaks Bancorp*	9,951
12,553	Hersha Hospitality Trust (REIT)	79,460
2,051	HFF, Inc., Class A	66,288
5,568	Highwoods Properties, Inc. (REIT)	225,949
4,131	Hilltop Holdings, Inc.*	85,718
79	Hingham Institution for Savings	5,807
402	Home Bancorp, Inc.*	8,301
2,803	Home BancShares, Inc./AR	85,520
4,401	Home Loan Servicing Solutions Ltd.	98,142
803	HomeStreet, Inc.	14,390
1,293	HomeTrust Bancshares, Inc.*	19,576
2,460	Horace Mann Educators Corp.	71,857
570	Horizon Bancorp/IN	12,113
510	Horizon Technology Finance Corp.	6,921
3,115	Hudson Pacific Properties, Inc. (REIT)	73,826
1,018	Hudson Valley Holding Corp.	18,212
1,929	Iberiabank Corp.	120,485
2,355	ICG Group, Inc.*	45,499
1,069	Imperial Holdings, Inc.*	6,959
488	Independence Holding Co.	6,949
1,469	Independent Bank Corp./MA	53,178
235	Independent Bank Group, Inc.	10,986
714	Infinity Property & Casualty Corp.	45,703
5,287	Inland Real Estate Corp. (REIT)	56,148
3,308	International Bancshares Corp.	79,723
1,110	Intervest Bancshares Corp.	8,236
873	INTL FCStone, Inc.*	16,081
7,716	Invesco Mortgage Capital, Inc. (REIT)	137,036
2,306	Investment Technology Group, Inc.*	44,114
7,978	Investors Bancorp, Inc.	86,161
6,578	Investors Real Estate Trust (REIT)	58,413
82	Investors Title Co.	5,643
5,271	iStar Financial, Inc. (REIT)*	76,113
9,247	Janus Capital Group, Inc.	108,005
743	JAVELIN Mortgage Investment Corp. (REIT)	9,978
798	JGWPT Holdings, Inc., Class A*	8,507
973	JMP Group, Inc.	6,325
244	Kansas City Life Insurance Co.	10,541
1,752	KCAP Financial, Inc.	13,963
4,403	KCG Holdings, Inc., Class A*	52,792
889	Kearny Financial Corp.*	12,642
4,022	Kennedy-Wilson Holdings, Inc.	99,625
8,097	Kite Realty Group Trust (REIT)	50,282
944	Ladder Capital Corp., Class A*	17,511
6,382	Ladenburg Thalmann Financial Services, Inc.*	19,337
2,328	Lakeland Bancorp, Inc.	24,167
1,018	Lakeland Financial Corp.	36,831
6,443	LaSalle Hotel Properties (REIT)	212,555
457	LCNB Corp.	7,015
11,136	Lexington Realty Trust (REIT)	126,394
2,153	LTC Properties, Inc. (REIT)	85,560
1,471	Macatawa Bank Corp.	7,355
3,088	Maiden Holdings Ltd.	37,797
2,419	Main Street Capital Corp.	75,062
1,263	MainSource Financial Group, Inc.	21,029
842	Manning & Napier, Inc.	14,390
428	Marcus & Millichap, Inc.*	8,710
2,324	MarketAxess Holdings, Inc.	123,985
511	Marlin Business Services Corp.	10,644
3,396	MB Financial, Inc.	91,149
4,413	MCG Capital Corp.	15,048
3,092	Meadowbrook Insurance Group, Inc.	21,057
1,320	Medallion Financial Corp.	17,833
10,603	Medical Properties Trust, Inc. (REIT)	143,353
2,919	Medley Capital Corp.	36,166
1,038	Mercantile Bank Corp.	22,244
347	Merchants Bancshares, Inc./VT	10,566
516	Meridian Interstate Bancorp, Inc.*	13,416
370	Meta Financial Group, Inc.	13,864
876	Metro Bancorp, Inc.*	19,141
20,093	MGIC Investment Corp.*	170,389
330	Middleburg Financial Corp.	6,023
510	MidSouth Bancorp, Inc.	9,603
420	MidWestOne Financial Group, Inc.	9,908
3,401	Monmouth Real Estate Investment Corp., Class A (REIT)	32,207
2,556	Montpelier Re Holdings Ltd.	80,361
1,402	MVC Capital, Inc.	17,904
260	NASB Financial, Inc.	6,027
2,817	National Bank Holdings Corp., Class A	55,129
431	National Bankshares, Inc.	13,577
1,808	National Health Investors, Inc. (REIT)	113,398
411	National Interstate Corp.	11,627
7,252	National Penn Bancshares, Inc.	74,551
136	National Western Life Insurance Co., Class A	33,281
642	Navigators Group, Inc. (The)*	40,003
2,714	NBT Bancorp, Inc.	61,662
1,418	Nelnet, Inc., Class A	58,379
2,968	New Mountain Finance Corp.	42,205
17,474	New Residential Investment Corp. (REIT)	110,785
5,618	New York Mortgage Trust, Inc. (REIT)	44,719
1,565	NewBridge Bancorp*	11,738
1,627	NewStar Financial, Inc.*	21,899
1,303	NGP Capital Resources Co.	8,365
637	Nicholas Financial, Inc.	9,287
3,319	Northfield Bancorp, Inc.	43,180
404	Northrim BanCorp, Inc.	9,979
22,753	NorthStar Realty Finance Corp. (REIT)	376,562
5,809	Northwest Bancshares, Inc.	77,318
853	OceanFirst Financial Corp.	13,938
2,828	OFG Bancorp	51,074
6,509	Old National Bancorp/IN	88,067
709	OmniAmerican Bancorp, Inc.	17,066
728	One Liberty Properties, Inc. (REIT)	15,652
1,402	OneBeacon Insurance Group Ltd., Class A	21,437

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
614	Oppenheimer Holdings, Inc., Class A	$14,122
2,812	Oritani Financial Corp.	42,377
1,109	Pacific Continental Corp.	15,326
1,031	Pacific Premier Bancorp, Inc.*	14,558
5,796	PacWest Bancorp	234,275
276	Palmetto Bancshares, Inc.*	3,715
714	Park National Corp.	53,300
2,771	Park Sterling Corp.	17,873
3,662	Parkway Properties, Inc./MD (REIT)	73,130
746	Peapack Gladstone Financial Corp.	14,756
3,806	Pebblebrook Hotel Trust (REIT)	135,265
911	PennantPark Floating Rate Capital Ltd.	12,754
4,118	PennantPark Investment Corp.	45,504
299	Penns Woods Bancorp, Inc.	13,775
4,215	Pennsylvania Real Estate Investment Trust (REIT)	75,659
792	PennyMac Financial Services, Inc., Class A*	12,569
4,366	PennyMac Mortgage Investment Trust (REIT)	92,210
669	Peoples Bancorp, Inc./OH	16,457
3,539	PHH Corp.*	90,138
359	Phoenix Cos., Inc. (The)*	17,207
1,872	Physicians Realty Trust (REIT)	25,852
1,409	PICO Holdings, Inc.*	32,675
2,171	Pinnacle Financial Partners, Inc.	74,943
1,000	Piper Jaffray Cos.*	44,030
1,700	Platinum Underwriters Holdings Ltd.	109,055
3,143	Portfolio Recovery Associates, Inc.*	175,348
2,509	Potlatch Corp. (REIT)	100,761
723	Preferred Bank/CA*	16,289
3,532	Primerica, Inc.	159,081
4,022	PrivateBancorp, Inc.	107,428
19,330	Prospect Capital Corp.	192,140
3,937	Prosperity Bancshares, Inc.	228,858
536	Provident Financial Holdings, Inc.	7,772
3,698	Provident Financial Services, Inc.	62,607
1,204	PS Business Parks, Inc. (REIT)	101,365
703	Pzena Investment Management, Inc., Class A	7,220
873	QTS Realty Trust, Inc., Class A (REIT)	25,404
11,837	Radian Group, Inc.	170,690
5,048	RAIT Financial Trust (REIT)	39,576
4,125	Ramco-Gershenson Properties Trust (REIT)	68,475
124	RCS Capital Corp., Class A	3,224
719	RE/MAX Holdings, Inc., Class A	20,657
5,090	Redwood Trust, Inc. (REIT)	99,204
332	Regional Management Corp.*	4,777
1,893	Renasant Corp.	52,379
601	Republic Bancorp, Inc./KY, Class A	13,973
753	Resource America, Inc., Class A	6,446
7,869	Resource Capital Corp. (REIT)	45,325
4,453	Retail Opportunity Investments Corp. (REIT)	70,357
1,049	Rexford Industrial Realty, Inc. (REIT)	14,665
2,638	RLI Corp.	117,655
8,112	RLJ Lodging Trust (REIT)	224,784
1,615	Rouse Properties, Inc. (REIT)	26,357
2,734	Ryman Hospitality Properties, Inc. (REIT)	126,119
1,842	S&T Bancorp, Inc.	44,705
2,929	Sabra Health Care REIT, Inc. (REIT)	85,761
1,300	Safeguard Scientifics, Inc.*	24,804
798	Safety Insurance Group, Inc.	41,161
1,547	Sandy Spring Bancorp, Inc.	36,679
487	Saul Centers, Inc. (REIT)	23,449
1,031	Seacoast Banking Corp. of Florida*	10,990
1,604	Select Income REIT (REIT)	46,083
3,441	Selective Insurance Group, Inc.	81,793
755	Sierra Bancorp	11,952
944	Silver Bay Realty Trust Corp. (REIT)	14,981
341	Silvercrest Asset Management Group, Inc., Class A	5,937
1,023	Simmons First National Corp., Class A	41,564
2,789	Solar Capital Ltd.	58,123
714	Solar Senior Capital Ltd.	11,967
1,161	Southside Bancshares, Inc.	29,977
1,220	Southwest Bancorp, Inc./OK	20,984
2,044	Sovran Self Storage, Inc. (REIT)	156,979
1,502	Springleaf Holdings, Inc.*	35,252
2,748	STAG Industrial, Inc. (REIT)	65,815
927	State Auto Financial Corp.	20,032
1,978	State Bank Financial Corp.	31,866
5,171	Sterling Bancorp/DE	58,587
1,320	Stewart Information Services Corp.	42,346
3,940	Stifel Financial Corp.*	178,088
865	Stock Yards Bancorp, Inc.	24,704
506	Stonegate Mortgage Corp.*	7,706
11,236	Strategic Hotels & Resorts, Inc. (REIT)*	122,472
717	Suffolk Bancorp*	16,183
4,947	Summit Hotel Properties, Inc. (REIT)	49,668
2,506	Sun Bancorp, Inc./NJ*	9,448
2,502	Sun Communities, Inc. (REIT)	121,147
11,333	Sunstone Hotel Investors, Inc. (REIT)	166,482
11,556	Susquehanna Bancshares, Inc.	114,173
1,794	SWS Group, Inc.*	12,881
5,050	Symetra Financial Corp.	105,293
1,109	Talmer Bancorp, Inc., Class A*	15,049
1,071	Taylor Capital Group, Inc.*	22,694
2,202	TCP Capital Corp.	37,786
854	Tejon Ranch Co.*	26,004
1,986	Terreno Realty Corp. (REIT)	38,528
623	Territorial Bancorp, Inc.	12,852
2,662	Texas Capital Bancshares, Inc.*	136,294
1,572	Third Point Reinsurance Ltd.*	23,973
2,101	THL Credit, Inc.	27,943
3,256	TICC Capital Corp.	31,551
896	Tompkins Financial Corp.	41,350
3,559	Tower Group International Ltd.	7,652
1,631	TowneBank/VA	25,444
398	Tree.com, Inc.*	10,089
1,708	Triangle Capital Corp.	44,835
993	Trico Bancshares	22,730
406	Tristate Capital Holdings, Inc.*	5,351
5,838	TrustCo Bank Corp./NY	37,538

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,162	Trustmark Corp.	$96,350
2,211	UMB Financial Corp.	122,047
1,111	UMH Properties, Inc. (REIT)	11,021
10,457	Umpqua Holdings Corp.	173,272
2,624	Union Bankshares Corp.	65,521
4,029	United Bankshares, Inc./WV	122,079
2,669	United Community Banks, Inc./GA*	40,942
3,060	United Community Financial Corp./OH*	12,026
3,247	United Financial Bancorp, Inc.	43,737
1,275	United Fire Group, Inc.	35,381
738	Universal Health Realty Income Trust (REIT)	31,948
1,611	Universal Insurance Holdings, Inc.	20,121
1,035	Univest Corp. of Pennsylvania	21,549
1,545	Urstadt Biddle Properties, Inc., Class A (REIT)	32,012
747	VantageSouth Bancshares, Inc.*	4,549
2,476	ViewPoint Financial Group, Inc.	61,529
419	Virtus Investment Partners, Inc.*	77,301
952	Walker & Dunlop, Inc.*	14,071
2,286	Walter Investment Management Corp.*	66,088
4,121	Washington Real Estate Investment Trust (REIT)	106,445
897	Washington Trust Bancorp, Inc.	30,686
500	Waterstone Financial, Inc.	5,400
5,594	Webster Financial Corp.	167,372
1,606	WesBanco, Inc.	47,281
888	West Bancorp., Inc.	12,796
1,672	Westamerica Bancorp.	81,878
4,590	Western Alliance Bancorp.*	105,019
2,470	Western Asset Mortgage Capital Corp. (REIT)	35,617
1,059	Westfield Financial, Inc.	7,646
432	Westwood Holdings Group, Inc.	25,384
428	WhiteHorse Finance, Inc.	5,928
1,389	Whitestone REIT (REIT)	19,835
4,198	Wilshire Bancorp, Inc.	42,358
1,981	Winthrop Realty Trust (REIT)	29,715
2,665	Wintrust Financial Corp.	116,141
6,226	WisdomTree Investments, Inc.*	64,688
481	World Acceptance Corp.*	37,994
486	WSFS Financial Corp.	33,009
891	Yadkin Financial Corp.*	16,795
350	ZAIS Financial Corp. (REIT)	5,744
		23,979,337
	Health Care — 7.0%

1,370	Abaxis, Inc.	56,608
2,401	Abiomed, Inc.*	54,743
2,195	Acadia Healthcare Co., Inc.*	93,595
4,786	ACADIA Pharmaceuticals, Inc.*	98,831
686	Accelerate Diagnostics, Inc.*	16,347
441	Acceleron Pharma, Inc.*	13,089
4,593	Accuray, Inc.*	40,510
1,446	AcelRx Pharmaceuticals, Inc.*	13,303
5,984	Achillion Pharmaceuticals, Inc.*	16,217
2,514	Acorda Therapeutics, Inc.*	82,660
339	Addus HomeCare Corp.*	7,716
1,786	Aegerion Pharmaceuticals, Inc.*	58,670
479	Aerie Pharmaceuticals, Inc.*	7,506
4,406	Affymetrix, Inc.*	36,394
463	Agios Pharmaceuticals, Inc.*	16,279
2,410	Air Methods Corp.*	116,162
3,607	Akorn, Inc.*	100,888
1,442	Albany Molecular Research, Inc.*	22,769
4,533	Align Technology, Inc.*	247,547
1,341	Alimera Sciences, Inc.*	8,006
309	Alliance HealthCare Services, Inc.*	9,245
512	Almost Family, Inc.*	10,516
3,602	Alnylam Pharmaceuticals, Inc.*	213,563
3,842	Alphatec Holdings, Inc.*	5,763
1,337	AMAG Pharmaceuticals, Inc.*	24,467
1,950	Amedisys, Inc.*	28,373
1,884	Amicus Therapeutics, Inc.*	4,465
2,853	AMN Healthcare Services, Inc.*	31,954
2,398	Ampio Pharmaceuticals, Inc.*	18,201
1,983	Amsurg Corp.*	89,790
1,570	Anacor Pharmaceuticals, Inc.*	21,195
759	Analogic Corp.	51,855
1,526	AngioDynamics, Inc.*	21,868
745	Anika Therapeutics, Inc.*	34,888
6,986	Antares Pharma, Inc.*	20,609
492	Aratana Therapeutics, Inc.*	6,918
13,496	Arena Pharmaceuticals, Inc.*	83,000
259	Argos Therapeutics, Inc.*	2,082
3,677	Arqule, Inc.*	5,258
7,665	Array BioPharma, Inc.*	32,193
2,277	athenahealth, Inc.*	288,974
1,497	AtriCure, Inc.*	24,730
97	Atrion Corp.	30,594
499	Auspex Pharmaceuticals, Inc.*	10,554
3,056	Auxilium Pharmaceuticals, Inc.*	68,393
9,905	AVANIR Pharmaceuticals, Inc., Class A*	52,298
3,216	AVEO Pharmaceuticals, Inc.*	3,570
328	BIND Therapeutics, Inc.*	2,788
2,307	BioDelivery Sciences International, Inc.*	22,078
2,136	Biolase, Inc.*	3,994
1,515	Bio-Reference Labs, Inc.*	40,541
3,613	BioScrip, Inc.*	28,362
2,289	BioTime, Inc.*	6,615
423	Bluebird Bio, Inc.*	9,780
1,861	Cambrex Corp.*	39,993
2,031	Cantel Medical Corp.	70,577
1,775	Capital Senior Living Corp.*	42,139
334	Cara Therapeutics, Inc.*	4,603
1,618	Cardiovascular Systems, Inc.*	45,385
8,049	Cell Therapeutics, Inc.*	23,664
392	Celladon Corp.*	3,501
5,525	Celldex Therapeutics, Inc.*	80,720
238	Cellular Dynamics International, Inc.*	2,687
1,224	Cempra, Inc.*	11,579
3,373	Centene Corp.*	251,356
4,159	Cepheid, Inc.*	187,363
4,321	Cerus Corp.*	18,105
4,861	Chelsea Therapeutics International Ltd.*	31,742
1,093	Chemed Corp.	96,271
1,523	ChemoCentryx, Inc.*	8,194
700	Chimerix, Inc.*	12,915
779	Chindex International, Inc.*	18,447
1,112	Clovis Oncology, Inc.*	56,946
687	Computer Programs & Systems, Inc.	43,679
372	Conatus Pharmaceuticals, Inc.*	2,303
412	Concert Pharmaceuticals, Inc.*	3,642

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,719	CONMED Corp.	$77,183
3,299	Corcept Therapeutics, Inc.*	7,456
2,149	Coronado Biosciences, Inc.*	3,868
707	Corvel Corp.*	33,385
1,681	Cross Country Healthcare, Inc.*	9,699
1,702	CryoLife, Inc.	15,029
5,317	Curis, Inc.*	9,464
909	Cutera, Inc.*	8,972
1,713	Cyberonics, Inc.*	104,150
1,188	Cynosure, Inc., Class A*	25,870
2,029	Cytokinetics, Inc.*	10,125
3,915	Cytori Therapeutics, Inc.*	9,435
9,767	Dendreon Corp.*	21,097
3,502	Depomed, Inc.*	41,779
1,257	Derma Sciences, Inc.*	12,796
4,381	DexCom, Inc.*	147,903
218	Dicerna Pharmaceuticals, Inc.*	3,523
810	Durata Therapeutics, Inc.*	12,895
8,338	Dyax Corp.*	68,789
16,276	Dynavax Technologies Corp.*	23,437
208	Eagle Pharmaceuticals, Inc./DE*	2,465
209	Egalet Corp.*	2,767
282	Eleven Biotherapeutics, Inc.*	3,046
1,701	Emergent Biosolutions, Inc.*	36,895
2,498	Emeritus Corp.*	78,137
226	Enanta Pharmaceuticals, Inc.*	8,583
2,169	Endocyte, Inc.*	13,730
3,892	Endologix, Inc.*	50,830
1,205	Ensign Group, Inc. (The)	56,515
2,328	Enzon Pharmaceuticals, Inc.	2,098
416	Epizyme, Inc.*	9,976
284	Esperion Therapeutics, Inc.*	4,334
5,129	Exact Sciences Corp.*	69,139
579	Exactech, Inc.*	13,485
1,991	ExamWorks Group, Inc.*	58,973
12,035	Exelixis, Inc.*	39,836
1,389	Fibrocell Science, Inc.*	4,167
419	Five Prime Therapeutics, Inc.*	5,443
2,656	Five Star Quality Care, Inc.*	14,024
280	Flexion Therapeutics, Inc.*	3,567
1,575	Fluidigm Corp.*	43,691
426	Foundation Medicine, Inc.*	10,109
440	Furiex Pharmaceuticals, Inc.*	45,478
7,305	Galena Biopharma, Inc.*	16,802
2,221	GenMark Diagnostics, Inc.*	24,453
241	Genocea Biosciences, Inc.*	4,569
1,037	Genomic Health, Inc.*	26,952
1,940	Gentiva Health Services, Inc.*	26,442
9,595	Geron Corp.*	19,958
3,385	Globus Medical, Inc., Class A*	81,849
499	GlycoMimetics, Inc.*	3,573
1,481	Greatbatch, Inc.*	69,178
1,625	GTx, Inc.*	2,698
3,165	Haemonetics Corp.*	107,800
5,976	Halozyme Therapeutics, Inc.*	47,210
2,148	Hanger, Inc.*	65,256
395	Harvard Apparatus Regenerative Technology, Inc.*	3,042
1,664	Harvard Bioscience, Inc.*	6,856
5,405	HealthSouth Corp.	189,824
1,248	HealthStream, Inc.*	32,111
2,119	Healthways, Inc.*	36,510
1,013	HeartWare International, Inc.*	91,342
5,435	HMS Holdings Corp.*	102,178
3,736	Horizon Pharma, Inc.*	53,014
520	Hyperion Therapeutics, Inc.*	15,220
802	ICU Medical, Inc.*	48,176
6,957	Idenix Pharmaceuticals, Inc.*	43,620
5,239	ImmunoGen, Inc.*	61,925
5,079	Immunomedics, Inc.*	16,913
4,244	Impax Laboratories, Inc.*	117,813
2,967	Infinity Pharmaceuticals, Inc.*	29,967
314	Inogen, Inc.*	5,269
2,144	Insmed, Inc.*	28,172
3,311	Insulet Corp.*	121,282
502	Insys Therapeutics, Inc.*	12,972
1,419	Integra LifeSciences Holdings Corp.*	63,784
468	Intercept Pharmaceuticals, Inc.*	110,733
6,088	InterMune, Inc.*	241,207
713	Intrexon Corp.*	15,037
1,984	Invacare Corp.	32,736
1,039	IPC The Hospitalist Co., Inc.*	45,352
6,591	Ironwood Pharmaceuticals, Inc.*	94,383
6,960	Isis Pharmaceuticals, Inc.*	203,371
738	KaloBios Pharmaceuticals, Inc.*	1,387
485	Karyopharm Therapeutics, Inc.*	12,731
5,529	Keryx Biopharmaceuticals, Inc.*	72,983
650	Kindred Biosciences, Inc.*	10,985
3,349	Kindred Healthcare, Inc.	83,122
730	KYTHERA Biopharmaceuticals, Inc.*	24,433
590	Landauer, Inc.	27,954
1,158	Lannett Co., Inc.*	48,381
387	LDR Holding Corp.*	9,129
14,088	Lexicon Pharmaceuticals, Inc.*	18,596
747	LHC Group, Inc.*	15,216
1,104	Ligand Pharmaceuticals, Inc.*	73,648
2,315	Luminex Corp.*	39,332
384	MacroGenics, Inc.*	7,165
1,678	Magellan Health Services, Inc.*	102,173
9,218	MannKind Corp.*	82,040
3,019	Masimo Corp.*	74,388
3,776	MedAssets, Inc.*	88,434
902	Medical Action Industries, Inc.*	6,224
3,920	Medicines Co. (The)*	109,368
3,296	Medidata Solutions, Inc.*	127,456
748	MEI Pharma, Inc.*	4,600
4,047	Merge Healthcare, Inc.*	8,944
2,570	Meridian Bioscience, Inc.	52,454
2,637	Merit Medical Systems, Inc.*	36,997
5,988	Merrimack Pharmaceuticals, Inc.*	46,527
5,628	MiMedx Group, Inc.*	30,785
1,756	Molina Healthcare, Inc.*	75,666
2,926	Momenta Pharmaceuticals, Inc.*	36,253
793	MWI Veterinary Supply, Inc.*	110,631
3,382	Nanosphere, Inc.*	4,566
667	National Healthcare Corp.	36,018
608	National Research Corp., Class A*	9,150
1,990	Natus Medical, Inc.*	49,054
7,411	Navidea Biopharmaceuticals, Inc.*	11,784
7,746	Nektar Therapeutics*	90,861
2,224	Neogen Corp.*	84,045
2,038	NeoGenomics, Inc.*	6,909
4,670	Neurocrine Biosciences, Inc.*	64,866
1,139	NewLink Genetics Corp.*	23,361
11,529	Novavax, Inc.*	54,302
6,218	NPS Pharmaceuticals, Inc.*	193,566
2,883	NuVasive, Inc.*	96,119
3,702	NxStage Medical, Inc.*	50,828
2,098	Omeros Corp.*	24,526
2,253	Omnicell, Inc.*	59,772

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
909	OncoGenex Pharmaceutical, Inc.*	$3,445
291	OncoMed Pharmaceuticals, Inc.*	6,577
368	Onconova Therapeutics, Inc.*	1,785
583	Ophthotech Corp.*	23,728
11,700	OPKO Health, Inc.*	100,854
3,441	OraSure Technologies, Inc.*	21,747
6,912	Orexigen Therapeutics, Inc.*	44,652
1,127	Orthofix International N.V.*	35,715
1,027	Osiris Therapeutics, Inc.*	15,806
737	OvaScience, Inc.*	5,343
3,925	Owens & Minor, Inc.	136,119
382	Oxford Immunotec Global PLC*	6,639
3,201	Pacific Biosciences of California, Inc.*	15,877
1,842	Pacira Pharmaceuticals, Inc.*	142,958
3,523	PAREXEL International Corp.*	177,735
9,938	PDL BioPharma, Inc.	93,119
10,937	Peregrine Pharmaceuticals, Inc.*	20,233
1,086	Pernix Therapeutics Holdings, Inc.*	7,721
1,840	PharMerica Corp.*	49,938
821	PhotoMedex, Inc.*	10,287
677	Portola Pharmaceuticals, Inc.*	15,002
1,672	Pozen, Inc.*	14,362
3,170	Prestige Brands Holdings, Inc.*	108,414
4,241	Progenics Pharmaceuticals, Inc.*	17,218
882	Prothena Corp. PLC*	18,363
704	Providence Service Corp. (The)*	28,301
703	PTC Therapeutics, Inc.*	16,668
1,442	Puma Biotechnology, Inc.*	110,212
2,473	Quality Systems, Inc.	38,505
3,215	Questcor Pharmaceuticals, Inc.	289,768
1,740	Quidel Corp.*	39,498
3,697	Raptor Pharmaceutical Corp.*	30,241
451	Receptos, Inc.*	13,422
633	Regulus Therapeutics, Inc.*	4,260
429	Relypsa, Inc.*	10,034
1,949	Repligen Corp.*	37,499
1,423	Repros Therapeutics, Inc.*	23,124
1,177	Retrophin, Inc.*	17,208
428	Revance Therapeutics, Inc.*	13,478
5,400	Rigel Pharmaceuticals, Inc.*	17,766
2,433	Rockwell Medical, Inc.*	27,396
3,487	RTI Surgical, Inc.*	15,168
1,166	Sagent Pharmaceuticals, Inc.*	26,130
4,133	Sangamo BioSciences, Inc.*	54,308
2,521	Sarepta Therapeutics, Inc.*	84,907
3,351	Sciclone Pharmaceuticals, Inc.*	16,856
2,800	Select Medical Holdings Corp.	42,420
7,136	Sequenom, Inc.*	21,908
2,278	SIGA Technologies, Inc.*	6,082
1,229	Skilled Healthcare Group, Inc., Class A*	8,124
2,501	Spectranetics Corp. (The)*	53,621
3,923	Spectrum Pharmaceuticals, Inc.*	30,560
2,277	Staar Surgical Co.*	35,134
596	Stemline Therapeutics, Inc.*	9,053
3,653	STERIS Corp.	195,509
895	Sucampo Pharmaceuticals, Inc., Class A*	6,507
2,335	Sunesis Pharmaceuticals, Inc.*	11,955
1,252	Supernus Pharmaceuticals, Inc.*	11,155
697	Surgical Care Affiliates, Inc.*	20,129
851	SurModics, Inc.*	18,220
2,310	Symmetry Medical, Inc.*	20,374
1,279	Synageva BioPharma Corp.*	103,791
4,992	Synergy Pharmaceuticals, Inc.*	21,665
3,098	Synta Pharmaceuticals Corp.*	12,702
570	Tandem Diabetes Care, Inc.*	9,257
1,730	Targacept, Inc.*	6,488
4,257	Team Health Holdings, Inc.*	216,128
1,799	TearLab Corp.*	8,977
915	TESARO, Inc.*	24,376
222	TetraLogic Pharmaceuticals Corp.*	995
869	Tetraphase Pharmaceuticals, Inc.*	9,159
1,115	TG Therapeutics, Inc.*	7,281
5,347	TherapeuticsMD, Inc.*	21,709
3,553	Thoratec Corp.*	117,675
2,918	Threshold Pharmaceuticals, Inc.*	11,263
1,612	Tornier N.V.*	34,674
457	Trevena, Inc.*	2,006
1,468	Triple-S Management Corp., Class B*	25,954
748	U.S. Physical Therapy, Inc.	25,080
411	Ultragenyx Pharmaceutical, Inc.*	15,437
6,362	Unilife Corp.*	18,323
2,381	Universal American Corp.	18,715
67	USMD Holdings, Inc.*	819
205	Utah Medical Products, Inc.	11,236
2,055	Vanda Pharmaceuticals, Inc.*	21,146
1,023	Vascular Solutions, Inc.*	20,951
313	Veracyte, Inc.*	4,764
1,073	Verastem, Inc.*	9,957
4,708	Vical, Inc.*	5,650
6,239	VIVUS, Inc.*	30,758
1,307	Vocera Communications, Inc.*	16,886
3,173	Volcano Corp.*	55,083
2,694	WellCare Health Plans, Inc.*	208,650
4,286	West Pharmaceutical Services, Inc.	180,398
2,503	Wright Medical Group, Inc.*	76,091
907	Xencor, Inc.*	7,982
3,387	XenoPort, Inc.*	13,717
4,784	XOMA Corp.*	19,806
1,095	ZELTIQ Aesthetics, Inc.*	19,141
4,985	ZIOPHARM Oncology, Inc.*	17,946
6,102	Zogenix, Inc.*	14,035
		13,260,354
	Industrials — 7.8%

1,739	AAON, Inc.	54,257
2,462	AAR Corp.	59,827
3,387	ABM Industries, Inc.	92,363
3,049	Acacia Research Corp.	49,211
7,036	ACCO Brands Corp.*	42,357
2,484	Accuride Corp.*	13,662
1,698	Aceto Corp.	29,596
1,371	Acorn Energy, Inc.*	1,988
4,536	Actuant Corp., Class A	161,164
2,655	Acuity Brands, Inc.	333,229
2,200	Advisory Board Co. (The)*	106,458
2,425	Aegion Corp.*	58,127
1,148	Aerovironment, Inc.*	36,874
3,214	Air Transport Services Group, Inc.*	29,183
4,243	Aircastle Ltd.	71,197
439	Alamo Group, Inc.	22,758
1,733	Albany International Corp., Class A	64,554
872	Allegiant Travel Co.	100,280
1,673	Altra Industrial Motion Corp.	57,200
1,212	Ameresco, Inc., Class A*	7,939

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
586	American Railcar Industries, Inc.	$38,266
505	American Science & Engineering, Inc.	33,885
3,270	American Superconductor Corp.*	4,578
651	American Woodmark Corp.*	17,948
2,000	API Technologies Corp.*	5,600
1,781	Apogee Enterprises, Inc.	53,608
2,612	Applied Industrial Technologies, Inc.	124,383
2,335	ARC Document Solutions, Inc.*	14,477
1,593	ArcBest Corp.	68,133
866	Argan, Inc.	26,543
1,263	Astec Industries, Inc.	50,406
934	Astronics Corp.*	51,239
1,601	Atlas Air Worldwide Holdings, Inc.*	58,581
1,579	AZZ, Inc.	70,281
3,331	Barnes Group, Inc.	124,513
437	Barrett Business Services, Inc.	20,609
3,017	Beacon Roofing Supply, Inc.*	104,086
3,050	Blount International, Inc.*	37,149
2,094	BlueLinx Holdings, Inc.*	2,722
2,863	Brady Corp., Class A	77,673
2,985	Briggs & Stratton Corp.	61,431
2,972	Brink’s Co. (The)	79,352
2,768	Builders FirstSource, Inc.*	19,874
1,064	CAI International, Inc.*	23,653
20,378	Capstone Turbine Corp.*	30,771
2,394	Casella Waste Systems, Inc., Class A*	13,167
2,212	CBIZ, Inc.*	18,868
874	CDI Corp.	12,175
1,091	Ceco Environmental Corp.	15,623
1,245	Celadon Group, Inc.	29,083
3,339	Cenveo, Inc.*	10,251
1,879	Chart Industries, Inc.*	135,081
1,088	CIRCOR International, Inc.	82,971
3,079	CLARCOR, Inc.	180,214
1,209	Columbus McKinnon Corp.	34,045
2,305	Comfort Systems USA, Inc.	38,032
1,485	Commercial Vehicle Group, Inc.*	14,137
72	Compx International, Inc.	832
838	Continental Building Products, Inc.*	12,981
2,083	Corporate Executive Board Co. (The)	141,998
709	Courier Corp.	9,628
631	CRA International, Inc.*	14,134
1,230	Cubic Corp.	59,839
2,902	Curtiss-Wright Corp.	193,360
3,152	Deluxe Corp.	176,796
4,616	DigitalGlobe, Inc.*	140,142
1,377	Douglas Dynamics, Inc.	24,056
657	Ducommun, Inc.*	16,681
587	DXP Enterprises, Inc.*	40,838
2,049	Dycom Industries, Inc.*	60,958
848	Dynamic Materials Corp.	18,469
1,104	Echo Global Logistics, Inc.*	20,490
4,159	EMCOR Group, Inc.	185,159
1,281	Encore Wire Corp.	62,257
2,738	Energy Recovery, Inc.*	14,183
1,627	EnerNOC, Inc.*	31,222
2,982	EnerSys, Inc.	205,877
1,064	Engility Holdings, Inc.*	41,124
1,621	Ennis, Inc.	24,558
989	Enphase Energy, Inc.*	8,357
1,408	EnPro Industries, Inc.*	103,333
234	Erickson, Inc.*	3,807
1,638	ESCO Technologies, Inc.	55,070
1,939	Esterline Technologies Corp.*	216,102
409	ExOne Co. (The)*	12,135
817	Exponent, Inc.	57,786
3,869	Federal Signal Corp.	53,083
1,870	Forward Air Corp.	83,888
564	Franklin Covey Co.*	12,267
2,939	Franklin Electric Co., Inc.	112,564
745	FreightCar America, Inc.	19,154
2,498	FTI Consulting, Inc.*	80,610
12,271	FuelCell Energy, Inc.*	28,714
2,317	Furmanite Corp.*	25,186
1,212	G&K Services, Inc., Class A	62,794
3,749	GenCorp, Inc.*	69,769
3,194	Generac Holdings, Inc.	155,484
3,084	General Cable Corp.	78,642
1,901	Gibraltar Industries, Inc.*	30,150
499	Global Brass & Copper Holdings, Inc.	8,044
1,054	Global Power Equipment Group, Inc.	17,423
1,168	Gorman-Rupp Co. (The)	37,037
910	GP Strategies Corp.*	21,976
7,242	GrafTech International Ltd.*	75,679
620	Graham Corp.	18,476
2,405	Granite Construction, Inc.	85,426
3,681	Great Lakes Dredge & Dock Corp.*	28,049
1,515	Greenbrier Cos., Inc. (The)*	84,082
2,529	Griffon Corp.	29,564
1,841	H&E Equipment Services, Inc.*	63,791
780	Hardinge, Inc.	9,961
3,218	Hawaiian Holdings, Inc.*	49,686
4,240	Healthcare Services Group, Inc.	126,182
2,849	Heartland Express, Inc.	61,610
4,111	HEICO Corp.	214,142
1,119	Heidrick & Struggles International, Inc.	20,903
548	Heritage-Crystal Clean, Inc.*	9,146
3,633	Herman Miller, Inc.	113,604
2,817	HNI Corp.	105,440
1,110	Houston Wire & Cable Co.	13,153
2,292	Hub Group, Inc., Class A*	107,793
400	Hurco Cos., Inc.	11,064
1,443	Huron Consulting Group, Inc.*	97,951
653	Hyster-Yale Materials Handling, Inc.	54,904
1,222	ICF International, Inc.*	45,458
2,747	InnerWorkings, Inc.*	20,685
780	Innovative Solutions & Support, Inc.*	5,218
1,392	Insperity, Inc.	44,572
1,117	Insteel Industries, Inc.	21,927
3,677	Interface, Inc.	67,068
346	International Shipholding Corp.	8,217
586	Intersections, Inc.	2,596
15,157	JetBlue Airways Corp.*	146,417
1,793	John Bean Technologies Corp.	51,280
694	Kadant, Inc.	26,303
1,675	Kaman Corp.	71,238
1,669	Kelly Services, Inc., Class A	29,641
1,976	KEYW Holding Corp. (The)*	20,946
1,678	Kforce, Inc.	36,966

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
2,010		Kimball International, Inc., Class B	$32,421
3,639		Knight Transportation, Inc.	88,682
2,986		Knoll, Inc.	52,374
3,017		Korn/Ferry International*	91,626
2,723		Kratos Defense & Security Solutions, Inc.*	23,173
630		L.B. Foster Co., Class A	32,180
1,228		Layne Christensen Co.*	18,592
797		Lindsay Corp.	67,179
643		LMI Aerospace, Inc.*	8,893
1,339		LSI Industries, Inc.	10,632
1,056		Lydall, Inc.*	29,135
853		Manitex International, Inc.*	14,202
1,451		Marten Transport Ltd.	34,955
3,682		MasTec, Inc.*	132,552
2,645		Matson, Inc.	64,988
1,561		McGrath RentCorp	53,511
6,039		Meritor, Inc.*	83,399
1,165		Middleby Corp. (The)*	278,225
696		Miller Industries, Inc.	14,136
985		Mistras Group, Inc.*	22,419
2,377		Mobile Mini, Inc.	103,518
2,808		Moog, Inc., Class A*	202,344
1,754		MSA Safety, Inc.	95,874
3,485		Mueller Industries, Inc.	100,438
9,784		Mueller Water Products, Inc., Class A	82,479
759		Multi-Color Corp.	26,664
1,300		MYR Group, Inc.*	32,526
299		National Presto Industries, Inc.	21,047
3,126		Navigant Consulting, Inc.*	52,611
1,283		NCI Building Systems, Inc.*	21,490
419		NL Industries, Inc.	3,696
1,060		NN, Inc.	26,002
456		Norcraft Cos., Inc.*	7,570
558		Nortek, Inc.*	46,883
585		Northwest Pipe Co.*	21,037
5,180		Odyssey Marine Exploration, Inc.*	7,148
171		Omega Flex, Inc.	3,374
2,834		On Assignment, Inc.*	99,898
3,718		Orbital Sciences Corp.*	97,337
1,689		Orion Marine Group, Inc.*	19,103
537		Park-Ohio Holdings Corp.	28,289
413		Patrick Industries, Inc.*	15,611
406		Patriot Transportation Holding, Inc.*	13,792
10,037		Pendrell Corp.*	16,160
1,384		Performant Financial Corp.*	13,134
2,056		PGT, Inc.*	17,702
1,608		Pike Corp.*	14,359
979		Ply Gem Holdings, Inc.*	11,513
1,296		PMFG, Inc.*	6,558
2,891		Polypore International, Inc.*	128,505
571		Powell Industries, Inc.	35,305
134		Power Solutions International, Inc.*	10,451
1,340		PowerSecure International, Inc.*	10,841
160		Preformed Line Products Co.	8,389
2,186		Primoris Services Corp.	63,328
1,058		Proto Labs, Inc.*	69,807
1,548		Quad/Graphics, Inc.	32,477
1,304		Quality Distribution, Inc.*	18,765
2,297		Quanex Building Products Corp.	40,887
—	#	R.R. Donnelley & Sons Co.	9
2,253		Raven Industries, Inc.	70,632
1,425		RBC Bearings, Inc.	85,457
3,045		Republic Airways Holdings, Inc.*	32,033
2,402		Resources Connection, Inc.	29,785
1,838		Revolution Lighting Technologies, Inc.*	4,264
1,877		Rexnord Corp.*	47,995
1,153		Roadrunner Transportation Systems, Inc.*	30,116
2,008		RPX Corp.*	32,630
2,150		Rush Enterprises, Inc., Class A*	71,337
1,505		Saia, Inc.*	65,588
835		Schawk, Inc.	16,950
8,184		Scorpio Bulkers, Inc.*	75,211
2,512		Simpson Manufacturing Co., Inc.	83,549
3,215		SkyWest, Inc.	36,780
955		SP Plus Corp.*	22,653
634		Sparton Corp.*	18,665
3,737		Spirit Airlines, Inc.*	220,745
787		Standex International Corp.	58,112
5,225		Steelcase, Inc., Class A	85,638
1,163		Sterling Construction Co., Inc.*	10,665
499		Stock Building Supply Holdings, Inc.*	9,551
1,330		Sun Hydraulics Corp.	49,104
5,196		Swift Transportation Co.*	128,653
7,053		Swisher Hygiene, Inc.*	2,610
2,097		TAL International Group, Inc.*	91,891
3,338		Taser International, Inc.*	44,295
1,276		Team, Inc.*	53,490
1,145		Tecumseh Products Co.*	5,576
2,316		Teledyne Technologies, Inc.*	219,487
1,140		Tennant Co.	72,857
4,024		Tetra Tech, Inc.	107,079
1,320		Textainer Group Holdings Ltd.	51,137
1,680		Thermon Group Holdings, Inc.*	39,564
3,317		Titan International, Inc.	52,442
1,066		Titan Machinery, Inc.*	18,666
1,003		TRC Cos., Inc.*	5,316
2,130		Trex Co., Inc.*	65,838
2,784		TriMas Corp.*	97,746
2,522		TrueBlue, Inc.*	68,624
2,298		Tutor Perini Corp.*	70,388
516		Twin Disc, Inc.	16,744
1,324		Ultrapetrol (Bahamas) Ltd.*	3,998
907		UniFirst Corp.	89,748
2,514		United Stationers, Inc.	100,133
1,231		Universal Forest Products, Inc.	59,765
334		Universal Truckload Services, Inc.	8,113
1,334		US Ecology, Inc.	65,900
4,751		USG Corp.*	142,435
5,623		UTi Worldwide, Inc.	54,824
1,260		Viad Corp.	28,904
1,096		Vicor Corp.*	8,110
256		VSE Corp.	15,849
4,244		Wabash National Corp.*	58,100
1,628		WageWorks, Inc.*	65,901
1,592		Watsco, Inc.	160,203
1,768		Watts Water Technologies, Inc., Class A	98,584
2,834		Werner Enterprises, Inc.	74,818
2,552		Wesco Aircraft Holdings, Inc.*	55,480
1,320		West Corp.	35,376
4,261		Woodward, Inc.	190,467
676		Xerium Technologies, Inc.*	9,315
3,200		XPO Logistics, Inc.*	80,416

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,937	YRC Worldwide, Inc.*	$43,369
		14,603,593
	Information Technology — 9.3%

2,470	ACI Worldwide, Inc.*	134,146
2,933	Actuate Corp.*	13,697
4,581	Acxiom Corp.*	104,126
3,673	ADTRAN, Inc.	82,422
2,433	Advanced Energy Industries, Inc.*	47,614
2,023	Advent Software, Inc.	61,216
1,215	Aeroflex Holding Corp.*	12,733
881	Agilysys, Inc.*	12,783
713	Alliance Fiber Optic Products, Inc.	14,460
1,075	Alpha & Omega Semiconductor Ltd.*	8,858
1,210	Ambarella, Inc.*	31,387
1,487	American Software, Inc., Class A	14,290
4,347	Amkor Technology, Inc.*	43,948
5,100	ANADIGICS, Inc.*	5,508
2,618	Angie’s List, Inc.*	27,882
1,680	Anixter International, Inc.	173,040
4,531	Applied Micro Circuits Corp.*	40,779
289	Applied Optoelectronics, Inc.*	6,188
7,220	ARRIS Group, Inc.*	239,054
6,617	Aruba Networks, Inc.*	122,514
5,807	Aspen Technology, Inc.*	249,643
631	Audience, Inc.*	7,831
1,483	AVG Technologies N.V.*	28,711
3,795	Aviat Networks, Inc.*	4,023
6,712	Axcelis Technologies, Inc.*	12,619
890	Badger Meter, Inc.	44,082
2,866	Bankrate, Inc.*	43,420
258	Barracuda Networks, Inc.*	7,608
3,147	Bazaarvoice, Inc.*	20,707
611	Bel Fuse, Inc., Class B	16,766
2,729	Belden, Inc.	196,461
3,369	Benchmark Electronics, Inc.*	78,127
315	Benefitfocus, Inc.*	11,668
1,000	Black Box Corp.	24,370
2,829	Blackbaud, Inc.	96,893
3,166	Blackhawk Network Holdings, Inc.*	78,643
2,540	Blucora, Inc.*	48,184
2,344	Bottomline Technologies (de), Inc.*	67,554
1,743	Brightcove, Inc.*	16,506
1,738	BroadSoft, Inc.*	37,489
4,121	Brooks Automation, Inc.	40,015
1,514	Cabot Microelectronics Corp.*	65,147
1,430	CACI International, Inc., Class A*	102,102
2,172	CalAmp Corp.*	41,485
2,481	Calix, Inc.*	20,245
2,502	Callidus Software, Inc.*	26,296
750	Carbonite, Inc.*	8,370
2,780	Cardtronics, Inc.*	80,564
407	Care.com, Inc.*	4,371
638	Cass Information Systems, Inc.	32,168
3,182	Cavium, Inc.*	155,854
1,301	CEVA, Inc.*	20,361
395	ChannelAdvisor Corp.*	8,192
2,542	Checkpoint Systems, Inc.*	33,046
930	Chegg, Inc.*	5,180
4,623	CIBER, Inc.*	21,497
6,292	Ciena Corp.*	122,065
3,928	Cirrus Logic, Inc.*	86,927
5,386	Cognex Corp.*	193,896
1,508	Coherent, Inc.*	90,450
1,532	Cohu, Inc.	16,484
2,881	CommVault Systems, Inc.*	140,939
959	Computer Task Group, Inc.	14,884
2,212	comScore, Inc.*	69,081
950	Comtech Telecommunications Corp.	31,037
1,375	Comverse, Inc.*	34,031
1,903	Constant Contact, Inc.*	56,215
285	Control4 Corp.*	4,836
6,511	Convergys Corp.	142,070
4,137	Conversant, Inc.*	97,550
2,502	Cornerstone OnDemand, Inc.*	100,555
1,769	CoStar Group, Inc.*	280,475
456	Covisint Corp.*	2,307
2,456	Cray, Inc.*	68,866
2,100	CSG Systems International, Inc.	55,167
2,077	CTS Corp.	36,368
399	Cvent, Inc.*	9,983
521	Cyan, Inc.*	1,933
9,728	Cypress Semiconductor Corp.*	99,712
2,264	Daktronics, Inc.	28,096
1,186	Datalink Corp.*	11,006
2,695	Dealertrack Technologies, Inc.*	107,018
2,243	Demand Media, Inc.*	10,318
1,143	Demandware, Inc.*	69,597
2,367	Dice Holdings, Inc.*	16,711
1,602	Digi International, Inc.*	14,242
389	Digimarc Corp.	12,394
2,072	Digital River, Inc.*	32,613
2,224	Diodes, Inc.*	61,538
1,225	DSP Group, Inc.*	10,278
1,075	DTS, Inc.*	19,468
1,016	E2open, Inc.*	17,861
6,387	EarthLink Holdings Corp.	23,249
1,927	Ebix, Inc.	30,138
810	eGain Corp.*	5,322
1,163	Electro Rent Corp.	18,782
1,477	Electro Scientific Industries, Inc.	10,767
2,877	Electronics For Imaging, Inc.*	117,065
1,730	Ellie Mae, Inc.*	48,181
4,986	Emulex Corp.*	26,725
1,350	Endurance International Group Holdings, Inc.*	17,618
8,634	Entegris, Inc.*	99,032
5,551	Entropic Communications, Inc.*	18,263
1,472	Envestnet, Inc.*	59,675
1,355	EPAM Systems, Inc.*	57,005
1,949	EPIQ Systems, Inc.	23,505
219	ePlus, Inc.*	12,420
3,089	Euronet Worldwide, Inc.*	145,615
1,829	EVERTEC, Inc.	43,731
2,371	Exar Corp.*	25,796
2,022	ExlService Holdings, Inc.*	57,303
5,763	Extreme Networks, Inc.*	22,937
1,757	Fabrinet*	33,418
2,223	Fair Isaac Corp.	130,935
1,059	FARO Technologies, Inc.*	45,029
2,587	FEI Co.	215,885
5,790	Finisar Corp.*	137,513
1,078	FleetMatics Group PLC*	30,723
3,343	FormFactor, Inc.*	24,270
721	Forrester Research, Inc.	27,268
5,058	Fusion-io, Inc.*	40,413
481	Gigamon, Inc.*	8,182

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,104	Global Cash Access Holdings, Inc.*	$36,526
1,744	Global Eagle Entertainment, Inc.*	19,411
3,975	Glu Mobile, Inc.*	14,449
682	Gogo, Inc.*	12,337
1,881	GSI Group, Inc.*	22,798
1,272	GSI Technology, Inc.*	7,161
8,317	GT Advanced Technologies, Inc.*	140,225
1,040	Guidance Software, Inc.*	9,984
3,023	Guidewire Software, Inc.*	114,179
1,521	Hackett Group, Inc. (The)	9,278
5,933	Harmonic, Inc.*	42,955
2,251	Heartland Payment Systems, Inc.	93,304
1,944	Higher One Holdings, Inc.*	7,309
1,954	Hittite Microwave Corp.	114,895
1,451	Hutchinson Technology, Inc.*	3,033
2,158	iGATE Corp.*	75,249
3,164	II-VI, Inc.*	42,587
2,102	Imation Corp.*	7,210
1,729	Immersion Corp.*	18,691
1,251	Imperva, Inc.*	26,121
7,588	Infinera Corp.*	69,051
3,283	Infoblox, Inc.*	42,548
1,705	Inphi Corp.*	25,677
2,560	Insight Enterprises, Inc.*	69,581
8,169	Integrated Device Technology, Inc.*	108,648
1,848	Integrated Silicon Solution, Inc.*	25,946
960	Interactive Intelligence Group, Inc.*	48,662
2,550	InterDigital, Inc.	96,875
1,129	Intermolecular, Inc.*	2,755
3,321	Internap Network Services Corp.*	23,778
4,304	International Rectifier Corp.*	115,433
7,882	Intersil Corp., Class A	110,900
2,379	Intralinks Holdings, Inc.*	20,721
3,518	InvenSense, Inc.*	67,897
2,450	Itron, Inc.*	94,203
3,500	Ixia*	40,670
1,499	IXYS Corp.	16,954
2,846	j2 Global, Inc.	134,787
2,587	Jive Software, Inc.*	20,696
2,784	Kemet Corp.*	16,565
4,110	Kopin Corp.*	13,070
961	KVH Industries, Inc.*	13,050
7,166	Lattice Semiconductor Corp.*	56,683
3,311	Limelight Networks, Inc.*	7,218
3,608	Lionbridge Technologies, Inc.*	20,313
1,540	Liquidity Services, Inc.*	23,685
1,370	Littelfuse, Inc.	120,094
3,413	LivePerson, Inc.*	32,492
1,593	LogMeIn, Inc.*	67,814
292	Luxoft Holding, Inc.*	9,461
655	M/A-COM Technology Solutions Holdings, Inc.*	11,980
4,824	Manhattan Associates, Inc.*	156,587
1,477	ManTech International Corp., Class A	43,557
1,568	Marchex, Inc., Class B	16,197
569	Marin Software, Inc.*	5,690
468	Marketo, Inc.*	10,848
348	Mavenir Systems, Inc.*	4,632
4,233	MAXIMUS, Inc.	189,130
1,506	MaxLinear, Inc., Class A*	14,247
1,809	Maxwell Technologies, Inc.*	31,404
957	Measurement Specialties, Inc.*	60,798
5,910	Mentor Graphics Corp.	125,233
2,003	Mercury Systems, Inc.*	23,475
164	Mesa Laboratories, Inc.	13,123
2,297	Methode Electronics, Inc.	71,552
2,886	Micrel, Inc.	30,736
5,758	Microsemi Corp.*	140,092
561	MicroStrategy, Inc., Class A*	79,168
2,187	Millennial Media, Inc.*	8,792
1,545	Mitek Systems, Inc.*	5,037
3,285	MKS Instruments, Inc.	94,772
503	Model N, Inc.*	5,563
2,293	ModusLink Global Solutions, Inc.*	8,278
1,251	MoneyGram International, Inc.*	16,488
2,397	Monolithic Power Systems, Inc.*	94,178
2,369	Monotype Imaging Holdings, Inc.	61,002
5,641	Monster Worldwide, Inc.*	31,928
3,067	MoSys, Inc.*	10,182
2,471	Move, Inc.*	32,321
980	MTS Systems Corp.	64,876
544	Multi-Fineline Electronix, Inc.*	5,625
1,432	Nanometrics, Inc.*	24,573
1,686	Neonode, Inc.*	5,952
1,251	NeoPhotonics Corp.*	5,830
139	Net Element International, Inc.*	310
2,260	NETGEAR, Inc.*	74,286
2,243	NetScout Systems, Inc.*	87,185
2,422	Newport Corp.*	44,880
4,019	NIC, Inc.	66,595
867	Numerex Corp., Class A*	9,806
301	NVE Corp.*	16,004
3,345	OmniVision Technologies, Inc.*	75,196
1,412	OpenTable, Inc.*	95,663
1,180	Oplink Communications, Inc.*	19,895
1,236	OSI Systems, Inc.*	70,390
1,291	Park Electrochemical Corp.	34,676
5,486	Parkervision, Inc.*	26,827
578	PC Connection, Inc.	12,098
1,144	PC-Tel, Inc.	8,008
1,557	PDF Solutions, Inc.*	31,015
2,156	Pegasystems, Inc.	45,793
1,638	Peregrine Semiconductor Corp.*	10,450
2,076	Perficient, Inc.*	36,621
1,422	Pericom Semiconductor Corp.*	12,698
3,767	Photronics, Inc.*	33,112
2,634	Planet Payment, Inc.*	7,428
2,683	Plantronics, Inc.	121,647
2,113	Plexus Corp.*	88,239
2,824	PLX Technology, Inc.*	16,294
12,644	PMC-Sierra, Inc.*	89,393
1,796	Power Integrations, Inc.	90,321
1,788	PRGX Global, Inc.*	11,407
1,273	Procera Networks, Inc.*	12,310
3,217	Progress Software Corp.*	69,873
1,425	Proofpoint, Inc.*	45,486
1,472	PROS Holdings, Inc.*	33,856
7,413	PTC, Inc.*	272,798
365	QAD, Inc., Class A	8,209
5,393	Qlik Technologies, Inc.*	117,082
5,518	QLogic Corp.*	54,849
923	Qualys, Inc.*	21,820
13,157	Quantum Corp.*	14,999
1,943	QuinStreet, Inc.*	10,803
1,759	Radisys Corp.*	5,734
428	Rally Software Development Corp.*	5,590
6,919	Rambus, Inc.*	83,720

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,508	RealD, Inc.*	$29,820
1,392	RealNetworks, Inc.*	10,704
2,884	RealPage, Inc.*	61,170
516	Reis, Inc.*	9,520
17,430	RF Micro Devices, Inc.*	164,016
705	Richardson Electronics Ltd.	7,177
326	Rocket Fuel, Inc.*	8,150
1,752	Rofin-Sinar Technologies, Inc.*	40,716
1,123	Rogers Corp.*	69,918
718	Rosetta Stone, Inc.*	7,065
1,315	Rubicon Technology, Inc.*	11,164
2,865	Ruckus Wireless, Inc.*	30,942
2,024	Rudolph Technologies, Inc.*	19,188
5,130	Sanmina Corp.*	104,396
1,213	Sapiens International Corp. N.V.*	9,656
6,839	Sapient Corp.*	112,502
1,728	ScanSource, Inc.*	64,109
1,586	SciQuest, Inc.*	26,851
2,029	Seachange International, Inc.*	19,438
4,175	Semtech Corp.*	108,300
3,785	ServiceSource International, Inc.*	17,222
3,875	ShoreTel, Inc.*	26,970
459	Shutterstock, Inc.*	29,853
1,898	Sigma Designs, Inc.*	6,529
2,096	Silicon Graphics International Corp.*	18,508
4,784	Silicon Image, Inc.*	25,020
367	Silver Spring Networks, Inc.*	4,459
11,817	Sonus Networks, Inc.*	43,368
2,930	Spansion, Inc., Class A*	55,817
1,089	Spark Networks, Inc.*	4,977
2,789	Speed Commerce, Inc.*	10,068
993	SPS Commerce, Inc.*	56,492
3,610	SS&C Technologies Holdings, Inc.*	153,967
851	Stamps.com, Inc.*	27,504
16,513	SunEdison, Inc.*	325,141
2,763	SunPower Corp.*	92,118
2,100	Super Micro Computer, Inc.*	45,150
3,271	Support.com, Inc.*	7,523
2,434	Sykes Enterprises, Inc.*	49,118
2,013	Synaptics, Inc.*	137,045
1,805	Synchronoss Technologies, Inc.*	57,309
1,636	SYNNEX Corp.*	108,156
957	Syntel, Inc.*	77,421
5,019	Take-Two Interactive Software, Inc.*	103,542
1,920	Tangoe, Inc.*	28,723
723	TechTarget, Inc.*	5,755
2,948	TeleCommunication Systems, Inc., Class A*	9,345
1,099	Telenav, Inc.*	6,143
1,169	TeleTech Holdings, Inc.*	30,838
339	Tessco Technologies, Inc.	10,343
3,270	Tessera Technologies, Inc.	73,542
342	Textura Corp.*	7,158
7,118	TiVo, Inc.*	84,704
491	Travelzoo, Inc.*	9,452
465	Tremor Video, Inc.*	1,907
10,118	TriQuint Semiconductor, Inc.*	157,436
1,716	Trulia, Inc.*	66,323
3,280	TTM Technologies, Inc.*	24,600
1,952	Tyler Technologies, Inc.*	152,510
780	Ubiquiti Networks, Inc.*	27,269
1,713	Ultimate Software Group, Inc. (The)*	217,774
1,566	Ultra Clean Holdings, Inc.*	12,966
1,718	Ultratech, Inc.*	43,603
626	Uni-Pixel, Inc.*	3,287
3,169	Unisys Corp.*	74,376
819	United Online, Inc.	8,943
2,493	Universal Display Corp.*	65,217
6,125	Unwired Planet, Inc.*	13,230
329	Varonis Systems, Inc.*	8,057
1,792	VASCO Data Security International, Inc.*	19,981
2,427	Veeco Instruments, Inc.*	80,868
3,265	Verint Systems, Inc.*	151,267
2,452	ViaSat, Inc.*	132,972
226	Viasystems Group, Inc.*	2,346
1,156	Violin Memory, Inc.*	3,896
2,616	VirnetX Holding Corp.*	41,307
1,411	Virtusa Corp.*	48,270
766	Vishay Precision Group, Inc.*	12,386
2,023	Vistaprint N.V.*	80,960
1,165	Vocus, Inc.*	20,947
4,155	Vringo, Inc.*	13,670
2,598	Web.com Group, Inc.*	89,475
1,762	WebMD Health Corp.*	75,414
2,755	Westell Technologies, Inc., Class A*	6,777
2,404	WEX, Inc.*	231,481
515	Wix.com Ltd.*	9,198
2,947	Xcerra Corp.*	28,439
1,659	XO Group, Inc.*	18,896
507	Xoom Corp.*	11,255
2,012	Yelp, Inc.*	133,094
328	YuMe, Inc.*	1,722
1,444	Zillow, Inc., Class A*	170,421
3,835	Zix Corp.*	12,656
1,031	Zygo Corp.*	19,816
		17,466,814
	Materials — 2.5%

1,823	A. Schulman, Inc.	64,188
1,085	A.M. Castle & Co.*	13,096
1,333	Advanced Emissions Solutions, Inc.*	31,206
270	AEP Industries, Inc.*	8,605
8,448	AK Steel Holding Corp.*	51,702
6,438	Allied Nevada Gold Corp.*	17,769
1,774	American Vanguard Corp.	27,000
524	Ampco-Pittsburgh Corp.	11,313
1,232	Arabian American Development Co.*	12,874
4,326	Axiall Corp.	199,905
1,839	Balchem Corp.	101,402
3,431	Berry Plastics Group, Inc.*	81,006
763	Boise Cascade Co.*	19,960
3,352	Calgon Carbon Corp.*	71,900
3,187	Century Aluminum Co.*	43,503
399	Chase Corp.	12,185
6,092	Chemtura Corp.*	152,178
1,305	Clearwater Paper Corp.*	81,001
6,289	Coeur Mining, Inc.*	43,017
7,243	Commercial Metals Co.	128,563
690	Deltic Timber Corp.	42,269
4,489	Ferro Corp.*	57,459
2,957	Flotek Industries, Inc.*	83,920
1,347	FutureFuel Corp.	23,141
3,559	General Moly, Inc.*	3,630
3,996	Globe Specialty Metals, Inc.	79,880

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,055	Gold Resource Corp.	$9,001
12,158	Graphic Packaging Holding Co.*	133,616
3,118	H.B. Fuller Co.	149,134
338	Handy & Harman Ltd.*	7,439
584	Hawkins, Inc.	21,088
764	Haynes International, Inc.	40,568
4,529	Headwaters, Inc.*	58,560
20,626	Hecla Mining Co.	57,134
3,126	Horsehead Holding Corp.*	51,829
1,361	Innophos Holdings, Inc.	71,453
1,456	Innospec, Inc.	61,400
3,391	Intrepid Potash, Inc.*	54,968
1,171	Kaiser Aluminum Corp.	80,178
5,061	KapStone Paper and Packaging Corp.*	147,022
507	KMG Chemicals, Inc.	8,163
1,284	Koppers Holdings, Inc.	46,661
2,016	Kraton Performance Polymers, Inc.*	50,138
1,607	Landec Corp.*	19,300
8,637	Louisiana-Pacific Corp.*	122,645
1,185	LSB Industries, Inc.*	45,220
339	Marrone Bio Innovations, Inc.*	3,685
1,273	Materion Corp.	43,397
6,954	Midway Gold Corp.*	5,772
2,161	Minerals Technologies, Inc.	133,982
9,222	Molycorp, Inc.*	25,545
1,747	Myers Industries, Inc.	37,124
990	Neenah Paper, Inc.	48,292
2,090	Noranda Aluminum Holding Corp.	6,563
4,976	Olin Corp.	135,596
562	Olympic Steel, Inc.	13,297
1,981	OM Group, Inc.	61,015
2,916	OMNOVA Solutions, Inc.*	27,585
2,660	P. H. Glatfelter Co.	70,011
8,545	Paramount Gold and Silver Corp.*	7,872
596	Penford Corp.*	7,140
5,833	PolyOne Corp.	234,078
814	Quaker Chemical Corp.	60,260
4,326	Resolute Forest Products, Inc.*	64,760
1,942	RTI International Metals, Inc.*	52,084
1,595	Schnitzer Steel Industries, Inc., Class A	39,747
1,944	Schweitzer-Mauduit International, Inc.	81,026
3,101	Sensient Technologies Corp.	169,935
1,168	Stepan Co.	62,511
7,319	Stillwater Mining Co.*	123,032
4,337	SunCoke Energy, Inc.*	87,087
978	Taminco Corp.*	20,841
1,348	Texas Industries, Inc.*	115,780
1,526	Tredegar Corp.	32,428
1,329	U.S. Silica Holdings, Inc.	67,208
346	UFP Technologies, Inc.*	8,408
120	United States Lime & Minerals, Inc.	7,691
429	Universal Stainless & Alloy Products, Inc.*	12,930
877	US Concrete, Inc.*	21,539
3,878	Walter Energy, Inc.	18,925
3,062	Wausau Paper Corp.	32,580
3,277	Worthington Industries, Inc.	132,063
1,403	Zep, Inc.	24,553
		4,794,531
	Telecommunication Services — 0.4%

5,425	8x8, Inc.*	40,796
598	Atlantic Tele-Network, Inc.	33,380
1,150	Boingo Wireless, Inc.*	7,843
1,662	Cbeyond, Inc.*	16,404
12,886	Cincinnati Bell, Inc.*	50,900
2,926	Cogent Communications Holdings, Inc.	107,296
2,486	Consolidated Communications Holdings, Inc.	50,764
842	Enventis Corp.	11,502
1,286	FairPoint Communications, Inc.*	18,133
1,950	General Communication, Inc., Class A*	22,113
641	Hawaiian Telcom Holdco, Inc.*	17,903
953	IDT Corp., Class B	15,801
3,476	inContact, Inc.*	29,442
2,016	Inteliquent, Inc.	30,200
4,831	Iridium Communications, Inc.*	38,261
957	Lumos Networks Corp.	14,432
1,150	magicJack VocalTec Ltd.*	16,755
10,661	NII Holdings, Inc.*	5,330
947	NTELOS Holdings Corp.	11,866
2,576	ORBCOMM, Inc.*	16,435
2,982	Premiere Global Services, Inc.*	38,796
575	RingCentral, Inc., Class A*	6,998
1,487	Shenandoah Telecommunications Co.	41,056
477	Straight Path Communications, Inc., Class B*	4,517
4,115	Towerstream Corp.*	7,983
1,341	USA Mobility, Inc.	20,678
9,627	Vonage Holdings Corp.*	36,583
		712,167
	Utilities — 1.8%

2,624	ALLETE, Inc.	130,334
2,390	American States Water Co.	72,369
470	Artesian Resources Corp., Class A	10,519
7,425	Atlantic Power Corp.	25,245
3,713	Avista Corp.	116,254
2,754	Black Hills Corp.	158,823
2,958	California Water Service Group	65,254
596	Chesapeake Utilities Corp.	38,984
3,746	Cleco Corp.	194,904
670	Connecticut Water Service, Inc.	21,487
907	Consolidated Water Co., Ltd.	9,242
425	Delta Natural Gas Co., Inc.	8,377
6,197	Dynegy, Inc.*	208,839
2,492	El Paso Electric Co.	94,970
2,644	Empire District Electric Co. (The)	63,482
800	Genie Energy Ltd., Class B*	6,272
3,113	IDACORP, Inc.	170,686
2,023	Laclede Group, Inc. (The)	94,434
2,149	MGE Energy, Inc.	80,674
980	Middlesex Water Co.	20,061
2,589	New Jersey Resources Corp.	142,421
1,670	Northwest Natural Gas Co.	75,601
2,348	NorthWestern Corp.	112,704
1,395	NRG Yield, Inc., Class A	65,440
1,095	Ormat Technologies, Inc.	32,609
2,248	Otter Tail Corp.	64,248
1,386	Pattern Energy Group, Inc.	42,065
4,680	Piedmont Natural Gas Co., Inc.	167,497
4,936	PNM Resources, Inc.	140,479

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,690	Portland General Electric Co.	$155,098
1,067	Pure Cycle Corp.*	6,103
959	SJW Corp.	25,931
1,981	South Jersey Industries, Inc.	113,947
2,871	Southwest Gas Corp.	150,326
3,499	UIL Holdings Corp.	129,358
856	Unitil Corp.	28,659
2,569	UNS Energy Corp.	155,604
3,204	WGL Holdings, Inc.	129,922
801	York Water Co.	16,316
		3,345,538
	Total Common Stocks (Cost $105,259,519)	101,100,952

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

562	Firsthand Technology Value Fund, Inc.	11,695
747	Stellus Capital Investment Corp.	10,518
		22,213
	Total Investment Companies (Cost $23,664)	22,213

No. of Rights
	Rights — 0.0%‡
3,034	Leap Wireless International, Inc.*^	7,646
363	Omthera Pharmaceuticals, Inc., at $4.70*	—
	Total Rights (Cost $—)	7,646

No. of Warrants
Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 7.3%
	Federal Home Loan Bank
$13,755,332	0.00%, due 06/02/14	13,755,332
	Total U.S. Government & Agency Security (Cost $13,755,332)	13,755,332

	Repurchase Agreements (a)(b) — 28.6%
53,818,652	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $53,818,917	53,818,652
	Total Repurchase Agreements (Cost $53,818,652)	53,818,652

	Total Investment Securities (Cost $172,857,167) — 89.6%	168,704,795
	Other assets less liabilities — 10.4%	19,612,413
	Net Assets — 100.0%	$188,317,208

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $7,646 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $8,727,336.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,683,818
Aggregate gross unrealized depreciation	(7,948,987)
Net unrealized depreciation	$(4,265,169)
Federal income tax cost of investments	$172,969,964

See accompanying notes to the financial statements.

Futures Contracts Purchased(1)

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2014:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation	Variation Margin (Payable) Receivable(2)	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount(3)
E-Mini Russell 2000 Futures Contracts	85	06/20/14	$9,633,900	$251,089	$186,662	$—	$—	$186,662

(1)The Fund’s Futures Contracts are not accounted for as hedging instruments under ASC 815.

(2)The Fund discloses amounts due to the Fund from the broker (variation margin receivable) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the broker from the Fund (variation margin payable) are disclosed as a liability on the Statements of Assets and Liabilities.

(3)Represents the “uncollateralized” amount due from or (to) the broker at period end.

Cash collateral in the amount of $476,850 was pledged to cover margin requirements for open futures contracts as of May 31, 2014.

Swap Agreements(1)

UltraPro Russell2000 had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$43,623,244	01/06/16	Bank of America, N.A.	(0.03)%	Russell 2000® Index	$1,062,821	$(1,062,821)	$—	$—

201,261,089	04/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	7,099,589	(7,099,589)	—	—

836,486	11/06/15	Credit Suisse International	(0.10)%	Russell 2000® Index	28,315	—	(344)	27,971

498,217	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	490,866

1,810,249	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	33,320
2,308,466					524,186	—	(524,186)	—

838,511	11/06/14	Goldman Sachs International	0.22%	Russell 2000® Index	159,395

3,963,211	11/06/14	Goldman Sachs International	0.02%	iShares® Russell 2000 ETF	3,441,308
4,801,722					3,600,703	(3,534,732)	—	65,971

12,924,411	01/06/16	Morgan Stanley & Co. International PLC	(0.35)%	iShares® Russell 2000 ETF	457,520

79,024,666	01/06/16	Morgan Stanley & Co. International PLC	(0.05)%	Russell 2000® Index	2,948,957
91,949,077					3,406,477	(3,406,477)	—	—

85,281,926	11/06/15	Societe Generale	0.15%	Russell 2000® Index	2,937,412	—	(2,937,412)	—

24,137,017	01/06/15	UBS AG	0.00%	Russell 2000® Index	832,462	(832,462)	—	—

$454,199,027					$19,491,965

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) — 72.7%
	Consumer Discretionary — 4.7%

23	Aaron’s, Inc.	$755
25	Abercrombie & Fitch Co., Class A	950
26	American Eagle Outfitters, Inc.	279
37	Apollo Education Group, Inc.*	992
2	Aramark	53
42	Ascena Retail Group, Inc.*	701
76	Best Buy Co., Inc.	2,102
16	Big Lots, Inc.*	679
159	Carnival Corp.	6,365
18	CBS Corp. (Non-Voting), Class B	1,073
4	Chico’s FAS, Inc.	61
10	Choice Hotels International, Inc.	450
76	Comcast Corp., Class A	3,967
23	CST Brands, Inc.	761
107	D.R. Horton, Inc.	2,534
17	Darden Restaurants, Inc.	852
7	Deckers Outdoor Corp.*	541
24	DeVry Education Group, Inc.	1,014
3	Dillard’s, Inc., Class A	338
28	DreamWorks Animation SKG, Inc., Class A*	786
2	DSW, Inc., Class A	50
50	Foot Locker, Inc.	2,409
955	Ford Motor Co.	15,700
45	GameStop Corp., Class A	1,703
87	Gannett Co., Inc.	2,418
47	Garmin Ltd.	2,769
474	General Motors Co.	16,391
23	Gentex Corp.	665
3	Genuine Parts Co.	259
2	Graham Holdings Co., Class B	1,354
23	Guess?, Inc.	586
26	Harman International Industries, Inc.	2,731
7	Hasbro, Inc.	376
22	Hilton Worldwide Holdings, Inc.*	498
17	Hyatt Hotels Corp., Class A*	1,040
89	Interpublic Group of Cos., Inc. (The)	1,702
90	J.C. Penney Co., Inc.*	809
17	John Wiley & Sons, Inc., Class A	931
261	Johnson Controls, Inc.	12,622
79	Kohl’s Corp.	4,301
5	Lands’ End, Inc.*	139
27	Lear Corp.	2,377
54	Leggett & Platt, Inc.	1,832
63	Lennar Corp., Class A	2,577
22	Liberty Global PLC*	942
22	Liberty Global PLC, Class A*	990
174	Liberty Interactive Corp., Class A*	5,069
36	Liberty Media Corp., Class A*	4,577
31	Macy’s, Inc.	1,857
10	Marriott International, Inc., Class A	616
142	MGM Resorts International*	3,656
23	Mohawk Industries, Inc.*	3,120
18	Murphy USA, Inc.*	916
46	Newell Rubbermaid, Inc.	1,347
50	News Corp., Class A*	853
1	Norwegian Cruise Line Holdings Ltd.*	34
26	Penn National Gaming, Inc.*	303
4	PVH Corp.	527
24	Regal Entertainment Group, Class A	468
62	Royal Caribbean Cruises Ltd.	3,428
17	Sears Holdings Corp.*	715
18	Service Corp. International	360
28	Signet Jewelers Ltd.	2,970
587	Sirius XM Holdings, Inc.*	1,925
253	Staples, Inc.	2,846
43	Starwood Hotels & Resorts Worldwide, Inc.	3,434
5	Starz, Class A*	153
53	Target Corp.	3,008
1	Taylor Morrison Home Corp., Class A*	21
142	Thomson Reuters Corp.	4,926
337	Time Warner, Inc.	23,533
68	Toll Brothers, Inc.*	2,463
38	TRW Automotive Holdings Corp.*	3,225
199	Twenty-First Century Fox, Inc., Class A	7,047
534	Walt Disney Co. (The)	44,861
5	Weight Watchers International, Inc.	104
100	Wendy’s Co. (The)	820
28	Whirlpool Corp.	4,019
2	zulily, Inc., Class A*	69
		236,694
	Consumer Staples — 4.2%

232	Archer-Daniels-Midland Co.	10,426
56	Bunge Ltd.	4,352
23	Campbell Soup Co.	1,056
8	Clorox Co. (The)	717
12	ConAgra Foods, Inc.	388
3	Constellation Brands, Inc., Class A*	252
7	Coty, Inc., Class A	117
413	CVS Caremark Corp.	32,346
36	Dean Foods Co.	626
24	Energizer Holdings, Inc.	2,784
26	Ingredion, Inc.	1,980
36	J.M. Smucker Co. (The)	3,694
8	Kellogg Co.	552
24	Kimberly-Clark Corp.	2,696
53	Molson Coors Brewing Co., Class B	3,484
645	Mondelez International, Inc., Class A	24,265
5	Pinnacle Foods, Inc.	156
1,045	Procter & Gamble Co. (The)	84,426
29	Reynolds American, Inc.	1,729
85	Safeway, Inc.	2,919
2	Sprouts Farmers Market, Inc.*	54
148	Sysco Corp.	5,554
107	Tyson Foods, Inc., Class A	4,543
89	Walgreen Co.	6,400
207	Wal-Mart Stores, Inc.	15,891
		211,407
	Energy — 11.0%

181	Anadarko Petroleum Corp.	18,618
8	Antero Resources Corp.*	492
149	Apache Corp.	13,890
18	Atwood Oceanics, Inc.*	888
158	Baker Hughes, Inc.	11,142
30	Cameron International Corp.*	1,919
221	Chesapeake Energy Corp.	6,347
739	Chevron Corp.	90,742
33	Cimarex Energy Co.	4,261
9	Cobalt International Energy, Inc.*	167
466	ConocoPhillips	37,252
87	CONSOL Energy, Inc.	3,843
134	Denbury Resources, Inc.	2,263
155	Devon Energy Corp.	11,455
26	Diamond Offshore Drilling, Inc.	1,328
28	Energen Corp.	2,391
13	EOG Resources, Inc.	1,375
7	EP Energy Corp., Class A*	141

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	EQT Corp.	$534
1,695	Exxon Mobil Corp.	170,398
7	Frank’s International N.V.	167
17	Golar LNG Ltd.	791
6	Gulfport Energy Corp.*	369
36	Helmerich & Payne, Inc.	3,958
111	Hess Corp.	10,134
77	HollyFrontier Corp.	3,792
21	Kinder Morgan, Inc.	701
2	Laredo Petroleum, Inc.*	55
270	Marathon Oil Corp.	9,898
115	Marathon Petroleum Corp.	10,280
90	McDermott International, Inc.*	653
68	Murphy Oil Corp.	4,194
112	Nabors Industries Ltd.	2,938
163	National Oilwell Varco, Inc.	13,345
52	Newfield Exploration Co.*	1,897
119	Noble Energy, Inc.	8,576
307	Occidental Petroleum Corp.	30,605
21	Oil States International, Inc.*	2,259
5	ONEOK, Inc.	323
56	Patterson-UTI Energy, Inc.	1,853
9	PBF Energy, Inc., Class A	287
103	Peabody Energy Corp.	1,665
224	Phillips 66	18,993
14	Pioneer Natural Resources Co.	2,942
61	QEP Resources, Inc.	1,948
10	Rice Energy, Inc.*	317
47	Rowan Cos. PLC, Class A	1,455
5	RPC, Inc.	111
188	SandRidge Energy, Inc.*	1,254
255	Spectra Energy Corp.	10,348
61	Superior Energy Services, Inc.	2,025
14	Teekay Corp.	810
52	Tesoro Corp.	2,922
19	Tidewater, Inc.	990
58	Ultra Petroleum Corp.*	1,567
19	Unit Corp.*	1,207
208	Valero Energy Corp.	11,658
41	Whiting Petroleum Corp.*	2,946
117	Williams Cos., Inc. (The)	5,494
22	World Fuel Services Corp.	1,020
76	WPX Energy, Inc.*	1,610
		557,803
	Financials — 20.6%

130	ACE Ltd.	13,482
178	Aflac, Inc.	10,899
27	Alexandria Real Estate Equities, Inc. (REIT)	2,054
6	Alleghany Corp.*	2,527
25	Allied World Assurance Co. Holdings AG	937
165	Allstate Corp. (The)	9,613
40	American Campus Communities, Inc. (REIT)	1,554
136	American Capital Agency Corp. (REIT)	3,227
102	American Capital Ltd.*	1,506
26	American Financial Group, Inc./OH	1,518
16	American Homes 4 Rent, Class A (REIT)	282
563	American International Group, Inc.	30,441
3	American National Insurance Co.	343
49	Ameriprise Financial, Inc.	5,518
361	Annaly Capital Management, Inc. (REIT)	4,256
27	Aon PLC	2,428
25	Apartment Investment & Management Co., Class A (REIT)	787
48	Arch Capital Group Ltd.*	2,733
113	Ares Capital Corp.	1,948
3	Artisan Partners Asset Management, Inc., Class A	173
25	Aspen Insurance Holdings Ltd.	1,149
64	Associated Banc-Corp	1,103
28	Assurant, Inc.	1,899
61	Assured Guaranty Ltd.	1,490
49	AvalonBay Communities, Inc. (REIT)	6,950
32	Axis Capital Holdings Ltd.	1,472
4,109	Bank of America Corp.	62,210
17	Bank of Hawaii Corp.	948
442	Bank of New York Mellon Corp. (The)	15,276
25	BankUnited, Inc.	813
267	BB&T Corp.	10,125
686	Berkshire Hathaway, Inc., Class B*	88,041
71	BioMed Realty Trust, Inc. (REIT)	1,541
32	BlackRock, Inc.	9,757
10	BOK Financial Corp.	628
52	Boston Properties, Inc. (REIT)	6,275
60	Brandywine Realty Trust (REIT)	918
15	Brixmor Property Group, Inc. (REIT)	326
24	Brown & Brown, Inc.	725
32	Camden Property Trust (REIT)	2,248
223	Capital One Financial Corp.	17,592
42	CBL & Associates Properties, Inc. (REIT)	790
362	Charles Schwab Corp. (The)	9,126
392	Chimera Investment Corp. (REIT)	1,235
80	Chubb Corp. (The)	7,413
62	Cincinnati Financial Corp.	3,039
77	CIT Group, Inc.	3,425
1,160	Citigroup, Inc.	55,181
18	City National Corp./CA	1,280
121	CME Group, Inc.	8,712
10	CNA Financial Corp.	402
71	Comerica, Inc.	3,406
31	Commerce Bancshares, Inc./MO	1,346
45	CommonWealth REIT (REIT)	1,184
33	Corporate Office Properties Trust (REIT)	909
16	Corrections Corp. of America (REIT)	520
20	Cullen/Frost Bankers, Inc.	1,497
113	DDR Corp. (REIT)	1,956
11	Digital Realty Trust, Inc. (REIT)	632
187	Discover Financial Services	11,057
54	Douglas Emmett, Inc. (REIT)	1,533
123	Duke Realty Corp. (REIT)	2,177
109	E*TRADE Financial Corp.*	2,220
54	East West Bancorp, Inc.	1,808
11	Endurance Specialty Holdings Ltd.	569
9	Equity Lifestyle Properties, Inc. (REIT)	394
137	Equity Residential (REIT)	8,467
23	Essex Property Trust, Inc. (REIT)	4,162
18	Everest Re Group Ltd.	2,880
39	Extra Space Storage, Inc. (REIT)	2,042
9	Federal Realty Investment Trust (REIT)	1,076
9	Federated Investors, Inc., Class B	254
97	Fidelity National Financial, Inc., Class A	3,234
333	Fifth Third Bancorp	6,890
3	First Citizens BancShares, Inc., Class A	659
92	First Horizon National Corp.	1,054
135	First Niagara Financial Group, Inc.	1,162

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
44	First Republic Bank/CA	$2,238
60	Forest City Enterprises, Inc., Class A*	1,142
74	Fulton Financial Corp.	884
37	Gaming and Leisure Properties, Inc. (REIT)	1,242
214	General Growth Properties, Inc. (REIT)	5,100
188	Genworth Financial, Inc., Class A*	3,194
175	Goldman Sachs Group, Inc. (The)	27,967
12	Hanover Insurance Group, Inc. (The)	721
174	Hartford Financial Services Group, Inc. (The)	6,029
38	Hatteras Financial Corp. (REIT)	771
38	HCC Insurance Holdings, Inc.	1,785
173	HCP, Inc. (REIT)	7,223
108	Health Care REIT, Inc. (REIT)	6,829
45	Healthcare Trust of America, Inc., Class A (REIT)	545
22	Home Properties, Inc. (REIT)	1,368
57	Hospitality Properties Trust (REIT)	1,654
284	Host Hotels & Resorts, Inc. (REIT)	6,268
15	Howard Hughes Corp. (The)*	2,221
201	Hudson City Bancorp, Inc.	1,964
320	Huntington Bancshares, Inc./OH	2,966
18	Interactive Brokers Group, Inc., Class A	414
16	IntercontinentalExchange Group, Inc.	3,142
169	Invesco Ltd.	6,202
17	Jones Lang LaSalle, Inc.	2,062
1,441	JPMorgan Chase & Co.	80,076
18	Kemper Corp.	629
351	KeyCorp	4,805
31	Kilroy Realty Corp. (REIT)	1,878
156	Kimco Realty Corp. (REIT)	3,576
39	Legg Mason, Inc.	1,905
98	Leucadia National Corp.	2,514
49	Liberty Property Trust (REIT)	1,897
102	Lincoln National Corp.	4,892
108	Loews Corp.	4,658
4	LPL Financial Holdings, Inc.	188
49	M&T Bank Corp.	5,947
52	Macerich Co. (The) (REIT)	3,434
34	Mack-Cali Realty Corp. (REIT)	740
5	Markel Corp.*	3,201
70	Marsh & McLennan Cos., Inc.	3,519
54	MBIA, Inc.*	635
55	McGraw Hill Financial, Inc.	4,497
10	Mercury General Corp.	472
341	MetLife, Inc.	17,367
138	MFA Financial, Inc. (REIT)	1,136
28	Mid-America Apartment Communities, Inc. (REIT)	2,026
580	Morgan Stanley	17,899
27	MSCI, Inc.*	1,165
42	NASDAQ OMX Group, Inc. (The)	1,592
45	National Retail Properties, Inc. (REIT)	1,574
169	Navient Corp.*	2,670
168	New York Community Bancorp, Inc.	2,567
91	Northern Trust Corp.	5,496
99	Old Republic International Corp.	1,693
20	PartnerRe Ltd.	2,147
118	People’s United Financial, Inc.	1,696
60	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,117
202	PNC Financial Services Group, Inc. (The)	17,225
39	Popular, Inc.*	1,177
21	Post Properties, Inc. (REIT)	1,074
112	Principal Financial Group, Inc.	5,238
24	ProAssurance Corp.	1,091
45	Progressive Corp. (The)	1,126
190	Prologis, Inc. (REIT)	7,887
30	Protective Life Corp.	1,569
109	Prudential Financial, Inc.	8,955
4	Public Storage (REIT)	690
46	Raymond James Financial, Inc.	2,226
5	Realogy Holdings Corp.*	186
84	Realty Income Corp. (REIT)	3,637
20	Regency Centers Corp. (REIT)	1,068
539	Regions Financial Corp.	5,492
28	Reinsurance Group of America, Inc.	2,188
16	RenaissanceRe Holdings Ltd.	1,667
51	Retail Properties of America, Inc., Class A (REIT)	767
9	Santander Consumer USA Holdings, Inc.	177
3	SEI Investments Co.	99
72	Senior Housing Properties Trust (REIT)	1,727
16	Signature Bank/NY*	1,853
30	Simon Property Group, Inc. (REIT)	4,994
35	SL Green Realty Corp. (REIT)	3,832
169	SLM Corp.	1,455
123	Spirit Realty Capital, Inc. (REIT)	1,389
24	St. Joe Co. (The)*	565
17	StanCorp Financial Group, Inc.	1,022
84	Starwood Property Trust, Inc. (REIT)	2,049
15	Starwood Waypoint Residential Trust (REIT)*	409
165	State Street Corp.	10,770
206	SunTrust Banks, Inc.	7,894
19	SVB Financial Group*	2,004
54	Synovus Financial Corp.	1,245
20	Taubman Centers, Inc. (REIT)	1,498
62	TCF Financial Corp.	985
89	TD Ameritrade Holding Corp.	2,700
30	TFS Financial Corp.*	404
33	Torchmark Corp.	2,671
98	Travelers Cos., Inc. (The)	9,158
139	Two Harbors Investment Corp. (REIT)	1,464
705	U.S. Bancorp/MN	29,744
96	UDR, Inc. (REIT)	2,642
102	Unum Group	3,459
33	Validus Holdings Ltd.	1,232
76	Valley National Bancorp	736
61	Ventas, Inc. (REIT)	4,075
57	Vornado Realty Trust (REIT)	6,104
29	Voya Financial, Inc.	1,038
39	W. R. Berkley Corp.	1,738
40	Washington Federal, Inc.	833
15	Washington Prime Group, Inc. (REIT)*	298
46	Weingarten Realty Investors (REIT)	1,462
1,840	Wells Fargo & Co.	93,435
2	White Mountains Insurance Group Ltd.	1,181
22	WP Carey, Inc. (REIT)	1,400
105	XL Group PLC	3,408
70	Zions Bancorp.	2,001
		1,043,355
	Health Care — 9.7%

594	Abbott Laboratories	23,766
100	Aetna, Inc.	7,755
117	Agilent Technologies, Inc.	6,662
31	Alere, Inc.*	1,109
68	Allscripts Healthcare Solutions, Inc.*	1,002

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	Bio-Rad Laboratories, Inc., Class A*	$966
514	Boston Scientific Corp.*	6,595
87	Bristol-Myers Squibb Co.	4,327
130	Cardinal Health, Inc.	9,182
79	CareFusion Corp.*	3,391
10	Charles River Laboratories International, Inc.*	536
96	Cigna Corp.	8,619
33	Community Health Systems, Inc.*	1,378
5	Cooper Cos., Inc. (The)	645
179	Covidien PLC	13,087
39	DENTSPLY International, Inc.	1,844
295	Eli Lilly & Co.	17,659
7	Envision Healthcare Holdings, Inc.*	241
37	Express Scripts Holding Co.*	2,644
102	Forest Laboratories, Inc.*	9,668
95	HCA Holdings, Inc.*	5,034
30	Health Net, Inc.*	1,199
23	Hill-Rom Holdings, Inc.	913
73	Hologic, Inc.*	1,784
63	Hospira, Inc.*	3,098
60	Humana, Inc.	7,468
933	Johnson & Johnson	94,662
17	LifePoint Hospitals, Inc.*	1,041
22	Mallinckrodt PLC*	1,711
13	MEDNAX, Inc.*	749
387	Medtronic, Inc.	23,619
1,151	Merck & Co., Inc.	66,597
38	Omnicare, Inc.	2,415
3	Patterson Cos., Inc.	118
43	PerkinElmer, Inc.	1,934
2,549	Pfizer, Inc.	75,527
4	Premier, Inc., Class A*	119
89	QIAGEN N.V.*	2,043
52	Quest Diagnostics, Inc.	3,114
6	Quintiles Transnational Holdings, Inc.*	306
39	St. Jude Medical, Inc.	2,531
53	Stryker Corp.	4,478
8	Techne Corp.	702
16	Teleflex, Inc.	1,706
149	Thermo Fisher Scientific, Inc.	17,420
389	UnitedHealth Group, Inc.	30,976
11	Universal Health Services, Inc., Class B	985
34	VCA Antech, Inc.*	1,144
2	Veeva Systems, Inc., Class A*	42
108	WellPoint, Inc.	11,703
61	Zimmer Holdings, Inc.	6,365
		492,579
	Industrials — 7.5%

38	3M Co.	5,417
17	A. O. Smith Corp.	839
1	ACCO Brands Corp.*	6
70	ADT Corp. (The)	2,254
36	AECOM Technology Corp.*	1,157
37	AGCO Corp.	1,997
27	Air Lease Corp.	1,114
2	Alaska Air Group, Inc.	197
11	Allegion PLC	576
12	Alliant Techsystems, Inc.	1,516
11	Allison Transmission Holdings, Inc.	341
1	AMERCO	276
31	American Airlines Group, Inc.*	1,245
2	B/E Aerospace, Inc.*	194
13	Babcock & Wilcox Co. (The)	420
23	Carlisle Cos., Inc.	1,952
195	Caterpillar, Inc.	19,935
28	Cintas Corp.	1,739
14	Con-way, Inc.	647
40	Covanta Holding Corp.	764
1	Crane Co.	74
195	CSX Corp.	5,733
13	Cummins, Inc.	1,988
182	Danaher Corp.	14,274
177	Delta Air Lines, Inc.	7,064
4	Donaldson Co., Inc.	163
17	Dover Corp.	1,482
1	Dun & Bradstreet Corp. (The)	103
180	Eaton Corp. PLC	13,264
69	Emerson Electric Co.	4,604
72	Exelis, Inc.	1,230
113	FedEx Corp.	16,290
25	Fluor Corp.	1,877
8	Fortune Brands Home & Security, Inc.	320
18	GATX Corp.	1,185
114	General Dynamics Corp.	13,466
3,941	General Electric Co.	105,579
9	Genesee & Wyoming, Inc., Class A*	876
29	Harsco Corp.	782
9	HD Supply Holdings, Inc.*	236
6	Hubbell, Inc., Class B	702
2	IDEX Corp.	153
85	Illinois Tool Works, Inc.	7,357
31	Ingersoll-Rand PLC	1,854
6	Iron Mountain, Inc.	187
50	Jacobs Engineering Group, Inc.*	2,754
38	Joy Global, Inc.	2,172
18	KAR Auction Services, Inc.	550
56	KBR, Inc.	1,360
30	Kennametal, Inc.	1,351
9	Kirby Corp.*	995
34	L-3 Communications Holdings, Inc.	4,120
29	Manpowergroup, Inc.	2,377
18	MRC Global, Inc.*	518
18	Navistar International Corp.*	617
71	Nielsen N.V.	3,427
98	Norfolk Southern Corp.	9,874
85	Northrop Grumman Corp.	10,332
34	Oshkosh Corp.	1,838
45	Owens Corning	1,845
117	PACCAR, Inc.	7,413
57	Parker Hannifin Corp.	7,138
74	Pentair Ltd.	5,523
43	Pitney Bowes, Inc.	1,188
63	Quanta Services, Inc.*	2,139
36	R.R. Donnelley & Sons Co.	570
124	Raytheon Co.	12,099
17	Regal-Beloit Corp.	1,298
103	Republic Services, Inc.	3,646
6	Rockwell Collins, Inc.	474
20	Ryder System, Inc.	1,736
20	Snap-on, Inc.	2,345
245	Southwest Airlines Co.	6,480
40	Spirit AeroSystems Holdings, Inc., Class A*	1,298
17	SPX Corp.	1,779
56	Stanley Black & Decker, Inc.	4,894
42	Terex Corp.	1,615
106	Textron, Inc.	4,157
31	Timken Co. (The)	1,991
25	Towers Watson & Co., Class A	2,813
30	Trinity Industries, Inc.	2,596

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16	Triumph Group, Inc.	$1,109
22	United Technologies Corp.	2,557
26	URS Corp.	1,170
3	Waste Connections, Inc.	137
164	Waste Management, Inc.	7,328
17	WESCO International, Inc.*	1,452
66	Xylem, Inc.	2,462
		376,966
	Information Technology — 6.6%

101	Activision Blizzard, Inc.	2,099
117	Adobe Systems, Inc.*	7,551
80	Altera Corp.	2,650
61	Amdocs Ltd.	2,935
67	Analog Devices, Inc.	3,509
30	AOL, Inc.*	1,088
80	Apple, Inc.	50,640
155	Applied Materials, Inc.	3,129
40	Arrow Electronics, Inc.*	2,308
18	Autodesk, Inc.*	943
8	Avago Technologies Ltd.	565
52	Avnet, Inc.	2,266
18	AVX Corp.	243
1	Booz Allen Hamilton Holding Corp.	22
123	Broadcom Corp., Class A	3,920
169	Brocade Communications Systems, Inc.*	1,541
125	CA, Inc.	3,586
7	CDW Corp.	206
2,037	Cisco Systems, Inc.	50,151
7	CommScope Holding Co., Inc.*	185
57	Computer Sciences Corp.	3,585
81	Compuware Corp.	802
36	CoreLogic, Inc.*	1,027
499	Corning, Inc.	10,629
24	Diebold, Inc.	901
10	Dolby Laboratories, Inc., Class A*	415
2	DST Systems, Inc.	182
15	EchoStar Corp., Class A*	766
27	Electronic Arts, Inc.*	949
400	EMC Corp.	10,624
48	Fairchild Semiconductor International, Inc.*	704
101	Fidelity National Information Services, Inc.	5,469
2	FireEye, Inc.*	66
26	First Solar, Inc.*	1,606
16	FLIR Systems, Inc.	559
14	Freescale Semiconductor Ltd.*	311
35	Harris Corp.	2,704
741	Hewlett-Packard Co.	24,823
58	Ingram Micro, Inc., Class A*	1,611
1,772	Intel Corp.	48,411
77	Jabil Circuit, Inc.	1,449
21	JDS Uniphase Corp.*	230
147	Juniper Networks, Inc.*	3,596
63	KLA-Tencor Corp.	4,128
9	Knowles Corp.*	254
48	Lam Research Corp.*	2,978
26	Leidos Holdings, Inc.	992
24	Lexmark International, Inc., Class A	1,046
150	Marvell Technology Group Ltd.	2,335
393	Micron Technology, Inc.*	11,236
26	MICROS Systems, Inc.*	1,389
5	Motorola Solutions, Inc.	337
2	Nimble Storage, Inc.*	51
100	Nuance Communications, Inc.*	1,619
220	NVIDIA Corp.	4,180
9	ON Semiconductor Corp.*	78
12	Paychex, Inc.	493
52	Polycom, Inc.*	663
3	Riverbed Technology, Inc.*	61
32	Rovi Corp.*	773
47	SanDisk Corp.	4,542
16	Science Applications International Corp.	620
2	Silicon Laboratories, Inc.*	90
12	Skyworks Solutions, Inc.	520
6	Stratasys Ltd.*	558
72	Symantec Corp.	1,583
59	Synopsys, Inc.*	2,271
14	Tech Data Corp.*	833
73	Teradyne, Inc.	1,299
14	Total System Services, Inc.	424
8	Twitter, Inc.*	260
41	VeriFone Systems, Inc.*	1,345
50	Vishay Intertechnology, Inc.	746
81	Western Digital Corp.	7,116
468	Xerox Corp.	5,780
341	Yahoo!, Inc.*	11,816
18	Zebra Technologies Corp., Class A*	1,337
234	Zynga, Inc., Class A*	807
		335,516
	Materials — 2.1%

79	Air Products & Chemicals, Inc.	9,478
19	Albemarle Corp.	1,315
446	Alcoa, Inc.	6,070
41	Allegheny Technologies, Inc.	1,684
8	AptarGroup, Inc.	533
30	Ashland, Inc.	3,090
26	Avery Dennison Corp.	1,318
22	Bemis Co., Inc.	911
24	Cabot Corp.	1,357
18	Carpenter Technology Corp.	1,125
20	CF Industries Holdings, Inc.	4,866
58	Cliffs Natural Resources, Inc.	909
8	Crown Holdings, Inc.*	391
14	Cytec Industries, Inc.	1,391
13	Domtar Corp.	1,181
401	Dow Chemical Co. (The)	20,900
394	Freeport-McMoRan Copper & Gold, Inc.	13,416
10	Greif, Inc., Class A	546
74	Huntsman Corp.	1,975
24	International Paper Co.	1,143
8	Kronos Worldwide, Inc.	121
64	MeadWestvaco Corp.	2,597
114	Mosaic Co. (The)	5,699
188	Newmont Mining Corp.	4,303
121	Nucor Corp.	6,126
26	Owens-Illinois, Inc.*	864
5	PPG Industries, Inc.	1,008
29	Reliance Steel & Aluminum Co.	2,087
8	Rock-Tenn Co., Class A	808
8	Rockwood Holdings, Inc.	611
18	Royal Gold, Inc.	1,129
3	RPM International, Inc.	129
3	Sigma-Aldrich Corp.	296
39	Sonoco Products Co.	1,647
84	Steel Dynamics, Inc.	1,451
28	Tahoe Resources, Inc.*	582
55	United States Steel Corp.	1,267

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
50	Vulcan Materials Co.	$3,048
2	Westlake Chemical Corp.	162
4	WR Grace & Co.*	368
		107,902
	Telecommunication Services — 1.8%

2,051	AT&T, Inc.	72,749
220	CenturyLink, Inc.	8,287
380	Frontier Communications Corp.	2,200
8	Intelsat S.A.*	155
44	Level 3 Communications, Inc.*	1,921
265	Sprint Corp.*	2,531
36	Telephone & Data Systems, Inc.	997
73	T-Mobile US, Inc.*	2,506
5	United States Cellular Corp.	215
12	Windstream Holdings, Inc.	115
		91,676
	Utilities — 4.5%

237	AES Corp. (The)	3,342
45	AGL Resources, Inc.	2,402
42	Alliant Energy Corp.	2,449
92	Ameren Corp.	3,620
185	American Electric Power Co., Inc.	9,870
68	American Water Works Co., Inc.	3,305
8	Aqua America, Inc.	203
38	Atmos Energy Corp.	1,904
124	Calpine Corp.*	2,892
163	CenterPoint Energy, Inc.	3,932
102	CMS Energy Corp.	3,034
112	Consolidated Edison, Inc.	6,161
220	Dominion Resources, Inc.	15,171
66	DTE Energy Co.	5,024
269	Duke Energy Corp.	19,121
124	Edison International	6,837
68	Entergy Corp.	5,129
326	Exelon Corp.	12,007
159	FirstEnergy Corp.	5,377
59	Great Plains Energy, Inc.	1,502
38	Hawaiian Electric Industries, Inc.	914
30	Integrys Energy Group, Inc.	1,740
72	MDU Resources Group, Inc.	2,439
28	National Fuel Gas Co.	2,100
162	NextEra Energy, Inc.	15,772
119	NiSource, Inc.	4,447
120	Northeast Utilities	5,448
123	NRG Energy, Inc.	4,384
76	OGE Energy Corp.	2,791
1	ONE Gas, Inc.	37
95	Pepco Holdings, Inc.	2,631
177	PG&E Corp.	8,119
42	Pinnacle West Capital Corp.	2,328
241	PPL Corp.	8,457
193	Public Service Enterprise Group, Inc.	7,519
58	Questar Corp.	1,396
53	SCANA Corp.	2,756
93	Sempra Energy	9,333
332	Southern Co. (The)	14,535
83	TECO Energy, Inc.	1,433
43	UGI Corp.	2,093
31	Vectren Corp.	1,236
48	Westar Energy, Inc.	1,730
87	Wisconsin Energy Corp.	3,960
190	Xcel Energy, Inc.	5,844
		226,724
	Total Common Stocks (Cost $3,611,236)	3,680,622

Principal Amount
	U.S. Government & Agency Security (a) — 2.4%
	Federal Home Loan Bank
$119,122	0.00%, due 06/02/14	119,122
	Total U.S. Government & Agency Security (Cost $119,122)	119,122

	Repurchase Agreements (a)(b) — 8.8%
447,348	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $447,350	447,348
	Total Repurchase Agreements (Cost $447,348)	447,348

	Total Investment Securities (Cost $4,177,706) — 83.9%	4,247,092
	Other assets less liabilities — 16.1%	814,196
	Net Assets — 100.0%	$5,061,288

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $461,261.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,842
Aggregate gross unrealized depreciation	(66,641)
Net unrealized depreciation	$(22,799)
Federal income tax cost of investments	$4,269,891

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$220,890	11/06/15	Credit Suisse International	0.20%	Russell 1000® Value Index	$19,627	$—	$—	$19,627

55,982	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Value ETF	4,106

1,026,707	11/06/15	Deutsche Bank AG	0.02%	Russell 1000® Value Index	326,397
1,082,689					330,503	—	(250,000)	80,503

48,734	11/06/15	Morgan Stanley & Co. International PLC	0.25%	iShares® Russell 1000 Value ETF	56,577

2,155,072	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Russell 1000® Value Index	152,979
2,203,806					209,556	(128,000)	—	81,556

2,724,111	11/06/15	Societe Generale	0.55%	Russell 1000® Value Index	192,745	—	(30,000)	162,745

208,974	01/06/15	UBS AG	0.50%	Russell 1000® Value Index	73,867	—	—	73,867

$6,440,470					$826,298

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)             Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) — 80.7%
	Consumer Discretionary — 15.1%

16	Aaron’s, Inc.	$525
12	Abercrombie & Fitch Co., Class A	456
105	Advance Auto Parts, Inc.	13,038
527	Amazon.com, Inc.*	164,714
86	AMC Networks, Inc., Class A*	5,322
178	American Eagle Outfitters, Inc.	1,910
53	Aramark	1,398
26	Ascena Retail Group, Inc.*	434
73	AutoNation, Inc.*	4,173
48	AutoZone, Inc.*	25,560
55	Bally Technologies, Inc.*	3,245
293	Bed Bath & Beyond, Inc.*	17,829
105	Best Buy Co., Inc.	2,904
22	Big Lots, Inc.*	934
331	BorgWarner, Inc.	20,817
95	Brinker International, Inc.	4,717
144	Burger King Worldwide, Inc.	3,699
68	Cabela’s, Inc.*	4,164
279	Cablevision Systems Corp., Class A	4,919
322	CarMax, Inc.*	14,268
78	Carter’s, Inc.	5,626
756	CBS Corp. (Non-Voting), Class B	45,065
95	Charter Communications, Inc., Class A*	13,598
205	Chico’s FAS, Inc.	3,108
44	Chipotle Mexican Grill, Inc.*	24,072
2	Choice Hotels International, Inc.	90
165	Cinemark Holdings, Inc.	5,201
61	Clear Channel Outdoor Holdings, Inc., Class A	498
403	Coach, Inc.	16,406
3,476	Comcast Corp., Class A	181,447
122	Darden Restaurants, Inc.	6,115
22	Deckers Outdoor Corp.*	1,700
448	Delphi Automotive PLC	30,939
142	Dick’s Sporting Goods, Inc.	6,312
26	Dillard’s, Inc., Class A	2,931
704	DIRECTV*	58,038
351	Discovery Communications, Inc., Class A*	27,013
299	DISH Network Corp., Class A*	17,539
444	Dollar General Corp.*	23,878
298	Dollar Tree, Inc.*	15,803
81	Domino’s Pizza, Inc.	5,868
93	DSW, Inc., Class A	2,330
153	Dunkin’ Brands Group, Inc.	6,848
153	Expedia, Inc.	11,215
138	Family Dollar Stores, Inc.	8,087
25	Foot Locker, Inc.	1,204
1,943	Ford Motor Co.	31,943
69	Fossil Group, Inc.*	7,228
400	Gap, Inc. (The)	16,492
118	Gentex Corp.	3,413
210	Genuine Parts Co.	18,129
131	GNC Holdings, Inc., Class A	4,836
352	Goodyear Tire & Rubber Co. (The)	9,282
602	Groupon, Inc.*	3,540
390	H&R Block, Inc.	11,614
141	Hanesbrands, Inc.	11,961
321	Harley-Davidson, Inc.	22,868
140	Hasbro, Inc.	7,518
110	Hilton Worldwide Holdings, Inc.*	2,488
1,962	Home Depot, Inc. (The)	157,411
87	HomeAway, Inc.*	2,680
354	International Game Technology	4,443
279	Interpublic Group of Cos., Inc. (The)	5,334
182	Jarden Corp.*	10,298
344	L Brands, Inc.	19,742
113	Lamar Advertising Co., Class A	5,575
560	Las Vegas Sands Corp.	42,851
13	Lear Corp.	1,145
477	Liberty Global PLC*	20,416
477	Liberty Global PLC, Class A*	21,475
58	Liberty Interactive Corp., Class A*	1,690
105	Liberty Ventures*	6,972
116	Lions Gate Entertainment Corp.	3,031
428	LKQ Corp.*	11,873
1,477	Lowe’s Cos., Inc.	69,537
402	Macy’s, Inc.	24,076
88	Madison Square Garden Co. (The), Class A*	4,827
295	Marriott International, Inc., Class A	18,178
495	Mattel, Inc.	19,221
1,437	McDonald’s Corp.	145,755
289	Michael Kors Holdings Ltd.*	27,276
30	Morningstar, Inc.	2,134
72	Netflix, Inc.*	30,084
240	Newell Rubbermaid, Inc.	7,027
525	News Corp., Class A*	8,956
1,016	NIKE, Inc., Class B	78,141
208	Nordstrom, Inc.	14,156
36	Norwegian Cruise Line Holdings Ltd.*	1,215
5	NVR, Inc.*	5,568
371	Omnicom Group, Inc.	26,397
158	O’Reilly Automotive, Inc.*	23,376
38	Panera Bread Co., Class A*	5,837
148	PetSmart, Inc.	8,506
93	Polaris Industries, Inc.	11,990
74	Priceline Group, Inc. (The)*	94,619
556	PulteGroup, Inc.	10,875
103	PVH Corp.	13,558
86	Ralph Lauren Corp.	13,199
26	Regal Entertainment Group, Class A	507
315	Ross Stores, Inc.	21,562
243	Sally Beauty Holdings, Inc.*	6,226
157	Scripps Networks Interactive, Inc., Class A	12,004
44	SeaWorld Entertainment, Inc.	1,343
237	Service Corp. International	4,745
10	Signet Jewelers Ltd.	1,061
1,973	Sirius XM Holdings, Inc.*	6,471
95	Six Flags Entertainment Corp.	3,844
1,073	Starbucks Corp.	78,586
119	Starwood Hotels & Resorts Worldwide, Inc.	9,502
137	Starz, Class A*	4,192
721	Target Corp.	40,924
40	Taylor Morrison Home Corp., Class A*	852
87	Tempur Sealy International, Inc.*	4,782
120	Tesla Motors, Inc.*	24,932
63	Thor Industries, Inc.	3,780
160	Tiffany & Co.	15,906
417	Time Warner Cable, Inc.	58,864
1,032	TJX Cos., Inc. (The)	56,192
200	Tractor Supply Co.	13,004
161	TripAdvisor, Inc.*	15,644
76	Tupperware Brands Corp.	6,363

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,100	Twenty-First Century Fox, Inc., Class A	$74,361
91	Ulta Salon Cosmetics & Fragrance, Inc.*	7,726
240	Under Armour, Inc., Class A*	12,190
145	Urban Outfitters, Inc.*	4,860
502	VF Corp.	31,636
639	Viacom, Inc., Class B	54,526
71	Visteon Corp.*	6,471
573	Walt Disney Co. (The)	48,138
21	Weight Watchers International, Inc.	437
8	Whirlpool Corp.	1,148
140	Williams-Sonoma, Inc.	9,369
184	Wyndham Worldwide Corp.	13,603
116	Wynn Resorts Ltd.	24,937
645	Yum! Brands, Inc.	49,865
11	zulily, Inc., Class A*	382
		2,677,648
	Consumer Staples — 9.7%

2,880	Altria Group, Inc.	119,693
72	Archer-Daniels-Midland Co.	3,236
621	Avon Products, Inc.	8,874
217	Brown-Forman Corp., Class B	20,109
166	Campbell Soup Co.	7,619
198	Church & Dwight Co., Inc.	13,708
158	Clorox Co. (The)	14,160
5,484	Coca-Cola Co. (The)	224,350
372	Coca-Cola Enterprises, Inc.	16,978
1,337	Colgate-Palmolive Co.	91,451
553	ConAgra Foods, Inc.	17,862
207	Constellation Brands, Inc., Class A*	17,415
626	Costco Wholesale Corp.	72,629
54	Coty, Inc., Class A	901
202	CVS Caremark Corp.	15,821
293	Dr. Pepper Snapple Group, Inc.	16,906
332	Estee Lauder Cos., Inc. (The), Class A	25,438
245	Flowers Foods, Inc.	5,108
59	Fresh Market, Inc. (The)*	1,808
924	General Mills, Inc.	50,755
122	Herbalife Ltd.	7,909
215	Hershey Co. (The)	20,928
176	Hillshire Brands Co. (The)	9,377
192	Hormel Foods Corp.	9,448
14	Ingredion, Inc.	1,066
20	J.M. Smucker Co. (The)	2,052
343	Kellogg Co.	23,660
214	Keurig Green Mountain, Inc.	24,135
461	Kimberly-Clark Corp.	51,793
852	Kraft Foods Group, Inc.	50,660
746	Kroger Co. (The)	35,614
542	Lorillard, Inc.	33,696
189	McCormick & Co., Inc. (Non-Voting)	13,667
290	Mead Johnson Nutrition Co.	25,946
192	Monster Beverage Corp.*	13,321
84	Nu Skin Enterprises, Inc., Class A	6,203
2,217	PepsiCo, Inc.	195,828
2,345	Philip Morris International, Inc.	207,626
28	Pinnacle Foods, Inc.	877
342	Reynolds American, Inc.	20,393
27	Safeway, Inc.	927
21	Sprouts Farmers Market, Inc.*	569
294	Sysco Corp.	11,034
1,023	Walgreen Co.	73,564
1,531	Wal-Mart Stores, Inc.	117,535
199	WhiteWave Foods Co. (The), Class A*	6,267
532	Whole Foods Market, Inc.	20,344
		1,729,260
	Energy — 4.1%

40	Anadarko Petroleum Corp.	4,114
25	Antero Resources Corp.*	1,538
15	Atwood Oceanics, Inc.*	740
40	Baker Hughes, Inc.	2,821
604	Cabot Oil & Gas Corp.	21,889
190	Cameron International Corp.*	12,151
346	Cheniere Energy, Inc.*	23,566
362	Cobalt International Energy, Inc.*	6,693
162	Concho Resources, Inc.*	21,352
61	Continental Resources, Inc.*	8,562
22	CVR Energy, Inc.	1,035
109	Dresser-Rand Group, Inc.*	6,671
58	Dril-Quip, Inc.*	5,929
730	EOG Resources, Inc.	77,234
23	EP Energy Corp., Class A*	461
197	EQT Corp.	21,055
340	FMC Technologies, Inc.*	19,740
22	Frank’s International N.V.	525
99	Gulfport Energy Corp.*	6,091
1,216	Halliburton Co.	78,602
870	Kinder Morgan, Inc.	29,049
145	Kosmos Energy Ltd.*	1,520
54	Laredo Petroleum, Inc.*	1,494
65	Noble Energy, Inc.	4,685
144	Oasis Petroleum, Inc.*	7,128
155	Oceaneering International, Inc.	11,168
278	ONEOK, Inc.	17,928
145	Pioneer Natural Resources Co.	30,473
26	QEP Resources, Inc.	830
234	Range Resources Corp.	21,750
33	Rice Energy, Inc.*	1,047
73	RPC, Inc.	1,613
1,906	Schlumberger Ltd.	198,300
507	Seadrill Ltd.	19,266
95	SM Energy Co.	7,202
504	Southwestern Energy Co.*	22,917
14	Whiting Petroleum Corp.*	1,006
537	Williams Cos., Inc. (The)	25,218
20	World Fuel Services Corp.	927
		724,290
	Financials — 4.5%

76	Affiliated Managers Group, Inc.*	14,334
47	Allied World Assurance Co. Holdings AG	1,762
1,358	American Express Co.	124,257
15	American Financial Group, Inc./OH	876
14	American Homes 4 Rent, Class A (REIT)	247
567	American Tower Corp. (REIT)	50,820
87	Ameriprise Financial, Inc.	9,797
342	Aon PLC	30,759
115	Apartment Investment & Management Co., Class A (REIT)	3,620
12	Arch Capital Group Ltd.*	683
213	Arthur J. Gallagher & Co.	9,762
8	Artisan Partners Asset Management, Inc., Class A	460
41	Axis Capital Holdings Ltd.	1,886

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
66	BlackRock, Inc.	$20,123
21	Boston Properties, Inc. (REIT)	2,534
13	Brixmor Property Group, Inc. (REIT)	283
77	Brown & Brown, Inc.	2,325
76	CBL & Associates Properties, Inc. (REIT)	1,430
125	CBOE Holdings, Inc.	6,335
400	CBRE Group, Inc., Class A*	11,936
214	Charles Schwab Corp. (The)	5,395
50	Chubb Corp. (The)	4,633
105	Corrections Corp. of America (REIT)	3,416
479	Crown Castle International Corp. (REIT)	36,754
153	Digital Realty Trust, Inc. (REIT)	8,797
172	Eaton Vance Corp.	6,390
21	Endurance Specialty Holdings Ltd.	1,086
86	Equity Lifestyle Properties, Inc. (REIT)	3,762
36	Erie Indemnity Co., Class A	2,726
13	Extra Space Storage, Inc. (REIT)	680
61	Federal Realty Investment Trust (REIT)	7,291
98	Federated Investors, Inc., Class B	2,770
30	Fidelity National Financial, Inc., Class A	1,000
589	Franklin Resources, Inc.	32,519
18	Hanover Insurance Group, Inc. (The)	1,081
104	IntercontinentalExchange Group, Inc.	20,426
57	Leucadia National Corp.	1,462
35	Loews Corp.	1,509
60	LPL Financial Holdings, Inc.	2,814
528	Marsh & McLennan Cos., Inc.	26,542
185	McGraw Hill Financial, Inc.	15,127
279	Moody’s Corp.	23,866
73	MSCI, Inc.*	3,151
31	Nationstar Mortgage Holdings, Inc.*	1,084
149	Ocwen Financial Corp.*	5,225
175	Omega Healthcare Investors, Inc. (REIT)	6,456
254	Plum Creek Timber Co., Inc. (REIT)	11,455
695	Progressive Corp. (The)	17,396
255	Prudential Financial, Inc.	20,951
191	Public Storage (REIT)	32,924
181	Rayonier, Inc. (REIT)	8,616
154	Realogy Holdings Corp.*	5,726
55	Regency Centers Corp. (REIT)	2,937
91	Santander Consumer USA Holdings, Inc.	1,788
196	SEI Investments Co.	6,454
21	Senior Housing Properties Trust (REIT)	504
7	Signature Bank/NY*	811
332	Simon Property Group, Inc. (REIT)	55,265
110	Spirit Realty Capital, Inc. (REIT)	1,242
6	St. Joe Co. (The)*	141
372	T. Rowe Price Group, Inc.	30,329
135	Tanger Factory Outlet Centers, Inc. (REIT)	4,782
17	Taubman Centers, Inc. (REIT)	1,273
137	Travelers Cos., Inc. (The)	12,803
12	Validus Holdings Ltd.	448
190	Ventas, Inc. (REIT)	12,692
52	Vornado Realty Trust (REIT)	5,568
123	Waddell & Reed Financial, Inc., Class A	7,427
166	Washington Prime Group, Inc. (REIT)*	3,302
835	Weyerhaeuser Co. (REIT)	26,236
		791,261
	Health Care — 10.1%

2,271	AbbVie, Inc.	123,383
249	Actavis PLC*	52,673
136	Aetna, Inc.	10,547
58	Agilent Technologies, Inc.	3,302
280	Alexion Pharmaceuticals, Inc.*	46,570
194	Alkermes PLC*	8,887
425	Allergan, Inc.	71,170
331	AmerisourceBergen Corp.	24,223
1,075	Amgen, Inc.	124,689
265	ARIAD Pharmaceuticals, Inc.*	1,712
777	Baxter International, Inc.	57,817
279	Becton, Dickinson and Co.	32,838
340	Biogen Idec, Inc.*	108,586
199	BioMarin Pharmaceutical, Inc.*	11,534
2,028	Bristol-Myers Squibb Co.	100,873
143	Brookdale Senior Living, Inc.*	4,756
157	Bruker Corp.*	3,289
109	C.R. Bard, Inc.	16,122
295	Catamaran Corp.*	12,909
598	Celgene Corp.*	91,512
425	Cerner Corp.*	22,971
32	Charles River Laboratories International, Inc.*	1,715
22	Cigna Corp.	1,975
36	Community Health Systems, Inc.*	1,504
51	Cooper Cos., Inc. (The)	6,580
80	Covance, Inc.*	6,709
93	Cubist Pharmaceuticals, Inc.*	6,194
264	DaVita HealthCare Partners, Inc.*	18,636
57	DENTSPLY International, Inc.	2,696
154	Edwards Lifesciences Corp.*	12,505
311	Eli Lilly & Co.	18,616
193	Endo International PLC*	13,624
45	Envision Healthcare Holdings, Inc.*	1,552
972	Express Scripts Holding Co.*	69,469
2,187	Gilead Sciences, Inc.*	177,606
28	HCA Holdings, Inc.*	1,484
125	Henry Schein, Inc.*	14,956
113	Hologic, Inc.*	2,762
74	IDEXX Laboratories, Inc.*	9,508
178	Illumina, Inc.*	28,168
148	Incyte Corp.*	7,333
55	Intuitive Surgical, Inc.*	20,336
74	Jazz Pharmaceuticals PLC*	10,498
520	Johnson & Johnson	52,759
125	Laboratory Corp. of America Holdings*	12,822
325	McKesson Corp.	61,633
108	Medivation, Inc.*	7,866
93	MEDNAX, Inc.*	5,360
43	Mettler-Toledo International, Inc.*	10,536
546	Mylan, Inc.*	27,213
107	Myriad Genetics, Inc.*	3,548
112	Patterson Cos., Inc.	4,386
181	Perrigo Co. PLC	25,014
84	Pharmacyclics, Inc.*	7,462
30	Premier, Inc., Class A*	889
14	Quest Diagnostics, Inc.	838
18	Quintiles Transnational Holdings, Inc.*	918

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
115	Regeneron Pharmaceuticals, Inc.*	$35,300
204	ResMed, Inc.	10,212
88	Salix Pharmaceuticals Ltd.*	10,039
144	Seattle Genetics, Inc.*	4,805
79	Sirona Dental Systems, Inc.*	5,942
258	St. Jude Medical, Inc.	16,744
277	Stryker Corp.	23,404
25	Techne Corp.	2,195
139	Tenet Healthcare Corp.*	6,533
113	Theravance, Inc.*	3,237
67	United Therapeutics Corp.*	6,415
88	Universal Health Services, Inc., Class B	7,882
155	Varian Medical Systems, Inc.*	12,780
14	Veeva Systems, Inc., Class A*	293
334	Vertex Pharmaceuticals, Inc.*	24,135
123	Waters Corp.*	12,320
14	Zimmer Holdings, Inc.	1,461
717	Zoetis, Inc.	22,012
		1,791,742
	Industrials — 10.0%

794	3M Co.	113,185
47	A. O. Smith Corp.	2,321
14	AECOM Technology Corp.*	450
93	Alaska Air Group, Inc.	9,157
102	Allegion PLC	5,344
7	Allison Transmission Holdings, Inc.	217
6	AMERCO	1,657
164	American Airlines Group, Inc.*	6,586
349	AMETEK, Inc.	18,525
36	Armstrong World Industries, Inc.*	1,910
154	Avis Budget Group, Inc.*	8,813
133	B/E Aerospace, Inc.*	12,868
111	Babcock & Wilcox Co. (The)	3,587
1,088	Boeing Co. (The)	147,152
217	C.H. Robinson Worldwide, Inc.	12,990
5	Carlisle Cos., Inc.	424
162	Caterpillar, Inc.	16,561
144	Chicago Bridge & Iron Co. N.V.	11,722
42	Cintas Corp.	2,609
87	Clean Harbors, Inc.*	5,317
149	Colfax Corp.*	10,846
30	Con-way, Inc.	1,386
48	Copa Holdings S.A., Class A	6,861
160	Copart, Inc.*	5,691
64	Crane Co.	4,743
731	CSX Corp.	21,491
223	Cummins, Inc.	34,103
174	Danaher Corp.	13,647
556	Deere & Co.	50,691
562	Delta Air Lines, Inc.	22,429
194	Donaldson Co., Inc.	7,902
181	Dover Corp.	15,780
50	Dun & Bradstreet Corp. (The)	5,162
771	Emerson Electric Co.	51,449
173	Equifax, Inc.	12,247
296	Expeditors International of Washington, Inc.	13,471
425	Fastenal Co.	20,719
205	Flowserve Corp.	15,117
140	Fluor Corp.	10,511
208	Fortune Brands Home & Security, Inc.	8,316
27	Genesee & Wyoming, Inc., Class A*	2,628
88	Graco, Inc.	6,422
8	Harsco Corp.	216
56	HD Supply Holdings, Inc.*	1,471
497	Hertz Global Holdings, Inc.*	14,671
144	Hexcel Corp.*	5,911
1,128	Honeywell International, Inc.	105,073
62	Hubbell, Inc., Class B	7,254
72	Huntington Ingalls Industries, Inc.	7,188
110	IDEX Corp.	8,435
94	IHS, Inc., Class A*	11,836
190	Illinois Tool Works, Inc.	16,444
284	Ingersoll-Rand PLC	16,989
220	Iron Mountain, Inc.	6,851
129	ITT Corp.	5,635
131	J.B. Hunt Transport Services, Inc.	10,173
158	Kansas City Southern	16,988
41	KAR Auction Services, Inc.	1,252
48	Kirby Corp.*	5,306
67	Landstar System, Inc.	4,350
72	Lennox International, Inc.	6,114
119	Lincoln Electric Holdings, Inc.	7,817
372	Lockheed Martin Corp.	60,878
191	Manitowoc Co., Inc. (The)	5,167
512	Masco Corp.	10,906
51	MRC Global, Inc.*	1,468
68	MSC Industrial Direct Co., Inc., Class A	6,254
11	Navistar International Corp.*	377
45	Nielsen N.V.	2,172
92	Nordson Corp.	7,502
82	Norfolk Southern Corp.	8,261
102	Old Dominion Freight Line, Inc.*	6,524
65	PACCAR, Inc.	4,118
160	Pall Corp.	13,558
125	Pitney Bowes, Inc.	3,454
210	Precision Castparts Corp.	53,126
63	Quanta Services, Inc.*	2,139
141	R.R. Donnelley & Sons Co.	2,233
200	Robert Half International, Inc.	9,118
200	Rockwell Automation, Inc.	24,216
173	Rockwell Collins, Inc.	13,674
91	Rollins, Inc.	2,791
142	Roper Industries, Inc.	20,119
9	Snap-on, Inc.	1,055
34	SolarCity Corp.*	1,785
114	Southwest Airlines Co.	3,015
22	Spirit AeroSystems Holdings, Inc., Class A*	714
20	Stanley Black & Decker, Inc.	1,748
124	Stericycle, Inc.*	14,182
83	Toro Co. (The)	5,360
75	TransDigm Group, Inc.	14,153
15	Triumph Group, Inc.	1,039
669	Union Pacific Corp.	133,312
510	United Continental Holdings, Inc.*	22,629
1,039	United Parcel Service, Inc., Class B	107,931
135	United Rentals, Inc.*	13,642
1,235	United Technologies Corp.	143,532
38	Valmont Industries, Inc.	5,888
217	Verisk Analytics, Inc., Class A*	12,844
85	W.W. Grainger, Inc.	21,961
84	WABCO Holdings, Inc.*	8,969
138	Wabtec Corp.	10,866
167	Waste Connections, Inc.	7,610
54	Waste Management, Inc.	2,413
16	Xylem, Inc.	597
		1,776,281

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 21.5%

144	3D Systems Corp.*	$7,294
921	Accenture PLC, Class A	75,015
281	Adobe Systems, Inc.*	18,136
869	Advanced Micro Devices, Inc.*	3,476
255	Akamai Technologies, Inc.*	13,857
75	Alliance Data Systems Corp.*	19,204
158	Altera Corp.	5,235
229	Amphenol Corp., Class A	21,938
191	Analog Devices, Inc.	10,005
134	ANSYS, Inc.*	9,842
935	Apple, Inc.	591,855
1,139	Applied Materials, Inc.	22,996
615	Atmel Corp.*	5,154
255	Autodesk, Inc.*	13,354
696	Automatic Data Processing, Inc.	55,457
323	Avago Technologies Ltd.	22,826
42	Booz Allen Hamilton Holding Corp.	929
358	Broadcom Corp., Class A	11,409
174	Broadridge Financial Solutions, Inc.	7,137
406	Cadence Design Systems, Inc.*	6,776
14	CDW Corp.	412
235	Citrix Systems, Inc.*	14,563
865	Cognizant Technology Solutions Corp., Class A*	42,048
34	CommScope Holding Co., Inc.*	899
67	Concur Technologies, Inc.*	5,720
169	Cree, Inc.*	8,132
26	Dolby Laboratories, Inc., Class A*	1,080
36	DST Systems, Inc.	3,281
1,861	eBay, Inc.*	94,408
333	Electronic Arts, Inc.*	11,698
1,506	EMC Corp.	39,999
71	Equinix, Inc.*	14,111
108	F5 Networks, Inc.*	11,723
2,443	Facebook, Inc., Class A*	154,642
63	FactSet Research Systems, Inc.	6,750
42	Fidelity National Information Services, Inc.	2,274
19	FireEye, Inc.*	625
361	Fiserv, Inc.*	21,700
97	FleetCor Technologies, Inc.*	12,262
142	FLIR Systems, Inc.	4,957
195	Fortinet, Inc.*	4,382
43	Freescale Semiconductor Ltd.*	954
134	Gartner, Inc.*	9,526
228	Genpact Ltd.*	3,842
103	Global Payments, Inc.	7,062
387	Google, Inc., Class A*	221,229
387	Google, Inc., Class C*	217,099
27	Harris Corp.	2,086
107	IAC/InterActiveCorp	7,084
155	Informatica Corp.*	5,671
463	Intel Corp.	12,649
1,402	International Business Machines Corp.	258,473
426	Intuit, Inc.	33,778
46	IPG Photonics Corp.*	2,903
123	Jack Henry & Associates, Inc.	7,133
255	JDS Uniphase Corp.*	2,797
126	Juniper Networks, Inc.*	3,082
91	Knowles Corp.*	2,567
55	Lam Research Corp.*	3,412
334	Linear Technology Corp.	15,417
139	LinkedIn Corp., Class A*	22,252
1,676	MasterCard, Inc., Class A	128,130
417	Maxim Integrated Products, Inc.	14,282
283	Microchip Technology, Inc.	13,471
17	MICROS Systems, Inc.*	908
11,974	Microsoft Corp.	490,216
307	Motorola Solutions, Inc.	20,698
138	National Instruments Corp.	3,952
236	NCR Corp.*	7,708
488	NetApp, Inc.	18,061
50	NetSuite, Inc.*	4,024
88	NeuStar, Inc., Class A*	2,466
5	Nimble Storage, Inc.*	127
614	ON Semiconductor Corp.*	5,336
4,818	Oracle Corp.	202,452
51	Palo Alto Networks, Inc.*	3,820
218	Pandora Media, Inc.*	5,348
420	Paychex, Inc.	17,266
2,477	QUALCOMM, Inc.	199,275
162	Rackspace Hosting, Inc.*	5,911
272	Red Hat, Inc.*	13,633
221	Riverbed Technology, Inc.*	4,491
16	Rovi Corp.*	387
846	Salesforce.com, Inc.*	44,525
147	SanDisk Corp.	14,205
119	ServiceNow, Inc.*	6,225
53	Silicon Laboratories, Inc.*	2,391
228	Skyworks Solutions, Inc.	9,875
94	SolarWinds, Inc.*	3,674
99	Solera Holdings, Inc.	6,460
162	Splunk, Inc.*	6,781
28	Stratasys Ltd.*	2,605
727	Symantec Corp.	15,987
15	Tableau Software, Inc., Class A*	871
234	Teradata Corp.*	9,826
1,590	Texas Instruments, Inc.	74,698
235	TIBCO Software, Inc.*	5,055
182	Total System Services, Inc.	5,507
367	Trimble Navigation Ltd.*	13,238
86	Twitter, Inc.*	2,790
125	Vantiv, Inc., Class A*	3,874
186	VeriSign, Inc.*	9,315
749	Visa, Inc., Class A	160,908
123	VMware, Inc., Class A*	11,869
799	Western Union Co. (The)	12,920
58	Workday, Inc., Class A*	4,545
378	Xilinx, Inc.	17,751
6	Zebra Technologies Corp., Class A*	446
		3,824,880
	Materials — 3.7%

94	Airgas, Inc.	9,994
44	Albemarle Corp.	3,044
67	AptarGroup, Inc.	4,462
45	Avery Dennison Corp.	2,282
202	Ball Corp.	12,193
65	Bemis Co., Inc.	2,692
229	Celanese Corp.	14,358
48	Compass Minerals International, Inc.	4,464
176	Crown Holdings, Inc.*	8,598
227	Dow Chemical Co. (The)	11,831
1,320	E.I. du Pont de Nemours & Co.	91,489
71	Eagle Materials, Inc.	6,175
222	Eastman Chemical Co.	19,594
376	Ecolab, Inc.	41,055
195	FMC Corp.	14,929
9	Greif, Inc., Class A	492

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
117	International Flavors & Fragrances, Inc.	$11,613
549	International Paper Co.	26,149
553	LyondellBasell Industries N.V., Class A	55,062
66	Martin Marietta Materials, Inc.	8,105
765	Monsanto Co.	93,215
14	NewMarket Corp.	5,481
139	Owens-Illinois, Inc.*	4,619
141	Packaging Corp. of America	9,752
186	PPG Industries, Inc.	37,499
424	Praxair, Inc.	56,070
74	Rock-Tenn Co., Class A	7,476
76	Rockwood Holdings, Inc.	5,804
23	Royal Gold, Inc.	1,443
178	RPM International, Inc.	7,666
62	Scotts Miracle-Gro Co. (The), Class A	3,717
281	Sealed Air Corp.	9,253
127	Sherwin-Williams Co. (The)	25,985
163	Sigma-Aldrich Corp.	16,060
63	Silgan Holdings, Inc.	3,076
226	Southern Copper Corp.	6,717
16	Tahoe Resources, Inc.*	332
121	Valspar Corp. (The)	9,034
50	Westlake Chemical Corp.	4,043
95	WR Grace & Co.*	8,748
		664,571
	Telecommunication Services — 1.9%

2	Intelsat S.A.*	39
83	Level 3 Communications, Inc.*	3,623
183	SBA Communications Corp., Class A*	18,574
222	Sprint Corp.*	2,120
202	tw telecom, inc.*	6,624
5,917	Verizon Communications, Inc.	295,613
803	Windstream Holdings, Inc.	7,685
		334,278
	Utilities — 0.1%

221	Aqua America, Inc.	5,609
60	Calpine Corp.*	1,399
225	ITC Holdings Corp.	8,235
69	ONE Gas, Inc.	2,528
32	Questar Corp.	770
		18,541
	Total Common Stocks (Cost $12,293,498)	14,332,752

	Master Limited Partnership — 0.0%‡
	Financials — 0.0%‡

184	Lazard Ltd., Class A	9,292
	Total Master Limited Partnership (Cost $7,553)	9,292

Principal Amount
	U.S. Government & Agency Security (a) — 1.6%
	Federal Home Loan Bank
$289,198	0.00%, due 06/02/14	289,198
	Total U.S. Government & Agency Security (Cost $289,198)	289,198
	Repurchase Agreements (a)(b) — 8.1%
1,438,501	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,438,508	1,438,501
	Total Repurchase Agreements (Cost $1,438,501)	1,438,501

	Total Investment Securities (Cost $14,028,750) — 90.4%	16,069,743
	Other assets less liabilities — 9.6%	1,698,374
	Net Assets — 100.0%	$17,768,117

*                 Non-income producing security.

‡                 Amount represents less than 0.05%.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $807,282.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,991,077
Aggregate gross unrealized depreciation	(81,754)
Net unrealized appreciation	$1,909,323
Federal income tax cost of investments	$14,160,420

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$396,822	11/06/15	Credit Suisse International	0.15%	Russell 1000® Growth Index	$34,455	$—	$—	$34,455

6,029	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Growth ETF	(596)

5,415,231	11/06/15	Deutsche Bank AG	0.02%	Russell 1000® Growth Index	343,329
5,421,260					342,733	—	(250,000)	92,733

79,120	11/06/15	Morgan Stanley & Co. International PLC	0.25%	iShares® Russell 1000 Growth ETF	37,044

5,936,014	11/06/15	Morgan Stanley & Co. International PLC	0.45%	Russell 1000® Growth Index	544,324
6,015,134					581,368	(484,258)	—	97,110

6,794,968	11/06/15	Societe Generale	0.55%	Russell 1000® Growth Index	575,792	—	(575,792)	—

2,566,102	01/06/15	UBS AG	0.50%	Russell 1000® Growth Index	168,815	—	—	168,815

$21,194,286					$1,703,163

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)             Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) — 74.5%
	Consumer Discretionary — 6.3%

102	Aaron’s, Inc.	$3,350
108	Abercrombie & Fitch Co., Class A	4,105
114	American Eagle Outfitters, Inc.	1,223
162	Apollo Education Group, Inc.*	4,342
9	Aramark	237
182	Ascena Retail Group, Inc.*	3,038
334	Best Buy Co., Inc.	9,238
71	Big Lots, Inc.*	3,013
16	Chico’s FAS, Inc.	243
44	Choice Hotels International, Inc.	1,980
101	CST Brands, Inc.	3,340
470	D.R. Horton, Inc.	11,130
75	Darden Restaurants, Inc.	3,759
32	Deckers Outdoor Corp.*	2,473
105	DeVry Education Group, Inc.	4,434
15	Dillard’s, Inc., Class A	1,691
123	DreamWorks Animation SKG, Inc., Class A*	3,454
11	DSW, Inc., Class A	275
221	Foot Locker, Inc.	10,648
198	GameStop Corp., Class A	7,494
381	Gannett Co., Inc.	10,588
204	Garmin Ltd.	12,018
102	Gentex Corp.	2,950
14	Genuine Parts Co.	1,209
7	Graham Holdings Co., Class B	4,739
99	Guess?, Inc.	2,524
113	Harman International Industries, Inc.	11,868
28	Hasbro, Inc.	1,504
98	Hilton Worldwide Holdings, Inc.*	2,217
75	Hyatt Hotels Corp., Class A*	4,587
389	Interpublic Group of Cos., Inc. (The)	7,438
395	J.C. Penney Co., Inc.*	3,551
76	John Wiley & Sons, Inc., Class A	4,163
348	Kohl’s Corp.	18,945
22	Lands’ End, Inc.*	611
119	Lear Corp.	10,478
238	Leggett & Platt, Inc.	8,073
275	Lennar Corp., Class A	11,247
763	Liberty Interactive Corp., Class A*	22,226
159	Liberty Media Corp.*	20,214
136	Macy’s, Inc.	8,145
45	Marriott International, Inc., Class A	2,773
619	MGM Resorts International*	15,939
101	Mohawk Industries, Inc.*	13,702
80	Murphy USA, Inc.*	4,070
202	Newell Rubbermaid, Inc.	5,915
3	Norwegian Cruise Line Holdings Ltd.*	101
1	NVR, Inc.*	1,114
113	Penn National Gaming, Inc.*	1,318
15	PVH Corp.	1,974
107	Regal Entertainment Group, Class A	2,088
272	Royal Caribbean Cruises Ltd.	15,039
72	Sears Holdings Corp.*	3,028
77	Service Corp. International	1,541
123	Signet Jewelers Ltd.	13,049
1,106	Staples, Inc.	12,442
186	Starwood Hotels & Resorts Worldwide, Inc.	14,852
20	Starz, Class A*	612
6	Taylor Morrison Home Corp., Class A*	128
296	Toll Brothers, Inc.*	10,721
165	TRW Automotive Holdings Corp.*	14,003
20	Weight Watchers International, Inc.	417
439	Wendy’s Co. (The)	3,600
123	Whirlpool Corp.	17,657
9	zulily, Inc., Class A*	313
		405,158
	Consumer Staples — 1.9%

245	Bunge Ltd.	19,039
100	Campbell Soup Co.	4,590
36	Clorox Co. (The)	3,226
52	ConAgra Foods, Inc.	1,680
15	Constellation Brands, Inc., Class A*	1,262
32	Coty, Inc., Class A	534
155	Dean Foods Co.	2,694
104	Energizer Holdings, Inc.	12,064
113	Ingredion, Inc.	8,605
155	J.M. Smucker Co. (The)	15,903
233	Molson Coors Brewing Co., Class B	15,315
24	Pinnacle Foods, Inc.	751
370	Safeway, Inc.	12,706
10	Sprouts Farmers Market, Inc.*	271
467	Tyson Foods, Inc., Class A	19,829
		118,469
	Energy — 5.6%

34	Antero Resources Corp.*	2,091
78	Atwood Oceanics, Inc.*	3,849
129	Cameron International Corp.*	8,250
965	Chesapeake Energy Corp.	27,715
144	Cimarex Energy Co.	18,595
38	Cobalt International Energy, Inc.*	703
381	CONSOL Energy, Inc.	16,829
586	Denbury Resources, Inc.	9,897
115	Diamond Offshore Drilling, Inc.	5,872
120	Energen Corp.	10,246
32	EP Energy Corp., Class A*	642
21	EQT Corp.	2,244
32	Frank’s International N.V.	763
73	Golar LNG Ltd.	3,398
26	Gulfport Energy Corp.*	1,600
158	Helmerich & Payne, Inc.	17,372
338	HollyFrontier Corp.	16,646
8	Laredo Petroleum, Inc.*	221
394	McDermott International, Inc.*	2,860
299	Murphy Oil Corp.	18,439
491	Nabors Industries Ltd.	12,879
226	Newfield Exploration Co.*	8,244
522	Noble Energy, Inc.	37,621
92	Oil States International, Inc.*	9,897
21	ONEOK, Inc.	1,354
245	Patterson-UTI Energy, Inc.	8,107
39	PBF Energy, Inc., Class A	1,244
449	Peabody Energy Corp.	7,256
60	Pioneer Natural Resources Co.	12,610
269	QEP Resources, Inc.	8,592
45	Rice Energy, Inc.*	1,428
207	Rowan Cos. PLC, Class A	6,409
21	RPC, Inc.	464
824	SandRidge Energy, Inc.*	5,496
266	Superior Energy Services, Inc.	8,829
63	Teekay Corp.	3,645
226	Tesoro Corp.	12,701
82	Tidewater, Inc.	4,274
255	Ultra Petroleum Corp.*	6,890
82	Unit Corp.*	5,209
181	Whiting Petroleum Corp.*	13,005
98	World Fuel Services Corp.	4,543

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
334	WPX Energy, Inc.*	$7,074
		356,003
	Financials — 23.9%

119	Alexandria Real Estate Equities, Inc. (REIT)	9,055
28	Alleghany Corp.*	11,791
110	Allied World Assurance Co. Holdings AG	4,125
175	American Campus Communities, Inc. (REIT)	6,797
594	American Capital Agency Corp. (REIT)	14,096
446	American Capital Ltd.*	6,583
112	American Financial Group, Inc./OH	6,539
68	American Homes 4 Rent, Class A (REIT)	1,198
12	American National Insurance Co.	1,374
216	Ameriprise Financial, Inc.	24,324
1,579	Annaly Capital Management, Inc. (REIT)	18,616
118	Aon PLC	10,613
110	Apartment Investment & Management Co., Class A (REIT)	3,463
208	Arch Capital Group Ltd.*	11,841
492	Ares Capital Corp.	8,482
13	Artisan Partners Asset Management, Inc., Class A	748
110	Aspen Insurance Holdings Ltd.	5,055
279	Associated Banc-Corp	4,807
121	Assurant, Inc.	8,205
266	Assured Guaranty Ltd.	6,496
216	AvalonBay Communities, Inc. (REIT)	30,637
139	Axis Capital Holdings Ltd.	6,393
75	Bank of Hawaii Corp.	4,182
107	BankUnited, Inc.	3,482
310	BioMed Realty Trust, Inc. (REIT)	6,727
44	BOK Financial Corp.	2,762
229	Boston Properties, Inc. (REIT)	27,636
261	Brandywine Realty Trust (REIT)	3,993
64	Brixmor Property Group, Inc. (REIT)	1,392
106	Brown & Brown, Inc.	3,200
141	Camden Property Trust (REIT)	9,904
183	CBL & Associates Properties, Inc. (REIT)	3,444
1,712	Chimera Investment Corp. (REIT)	5,393
272	Cincinnati Financial Corp.	13,333
335	CIT Group, Inc.	14,901
78	City National Corp./CA	5,545
44	CNA Financial Corp.	1,768
311	Comerica, Inc.	14,919
135	Commerce Bancshares, Inc./MO	5,860
197	CommonWealth REIT (REIT)	5,183
143	Corporate Office Properties Trust (REIT)	3,940
70	Corrections Corp. of America (REIT)	2,277
87	Cullen/Frost Bankers, Inc.	6,513
494	DDR Corp. (REIT)	8,551
48	Digital Realty Trust, Inc. (REIT)	2,760
238	Douglas Emmett, Inc. (REIT)	6,757
536	Duke Realty Corp. (REIT)	9,487
478	E*TRADE Financial Corp.*	9,737
235	East West Bancorp, Inc.	7,868
47	Endurance Specialty Holdings Ltd.	2,431
38	Equity Lifestyle Properties, Inc. (REIT)	1,662
101	Essex Property Trust, Inc. (REIT)	18,277
79	Everest Re Group Ltd.	12,642
170	Extra Space Storage, Inc. (REIT)	8,900
37	Federal Realty Investment Trust (REIT)	4,422
41	Federated Investors, Inc., Class B	1,159
423	Fidelity National Financial, Inc., Class A	14,103
1,457	Fifth Third Bancorp	30,145
13	First Citizens BancShares, Inc., Class A	2,857
402	First Horizon National Corp.	4,607
590	First Niagara Financial Group, Inc.	5,080
194	First Republic Bank/CA	9,867
263	Forest City Enterprises, Inc., Class A*	5,005
325	Fulton Financial Corp.	3,884
160	Gaming and Leisure Properties, Inc. (REIT)	5,370
934	General Growth Properties, Inc. (REIT)	22,257
822	Genworth Financial, Inc., Class A*	13,966
52	Hanover Insurance Group, Inc. (The)	3,123
760	Hartford Financial Services Group, Inc. (The)	26,334
165	Hatteras Financial Corp. (REIT)	3,348
167	HCC Insurance Holdings, Inc.	7,846
757	HCP, Inc. (REIT)	31,605
474	Health Care REIT, Inc. (REIT)	29,971
195	Healthcare Trust of America, Inc., Class A (REIT)	2,360
95	Home Properties, Inc. (REIT)	5,907
249	Hospitality Properties Trust (REIT)	7,224
1,241	Host Hotels & Resorts, Inc. (REIT)	27,389
66	Howard Hughes Corp. (The)*	9,773
880	Hudson City Bancorp, Inc.	8,598
1,398	Huntington Bancshares, Inc./OH	12,959
78	Interactive Brokers Group, Inc., Class A	1,796
69	IntercontinentalExchange Group, Inc.	13,552
741	Invesco Ltd.	27,195
73	Jones Lang LaSalle, Inc.	8,854
79	Kemper Corp.	2,761
1,534	KeyCorp	21,000
136	Kilroy Realty Corp. (REIT)	8,239
681	Kimco Realty Corp. (REIT)	15,609
173	Legg Mason, Inc.	8,449
426	Leucadia National Corp.	10,927
216	Liberty Property Trust (REIT)	8,361
447	Lincoln National Corp.	21,438
19	LPL Financial Holdings, Inc.	891
215	M&T Bank Corp.	26,095
229	Macerich Co. (The) (REIT)	15,123
147	Mack-Cali Realty Corp. (REIT)	3,197
23	Markel Corp.*	14,725
236	MBIA, Inc.*	2,775
241	McGraw Hill Financial, Inc.	19,707
45	Mercury General Corp.	2,122
602	MFA Financial, Inc. (REIT)	4,954
124	Mid-America Apartment Communities, Inc. (REIT)	8,971
117	MSCI, Inc.*	5,050
186	NASDAQ OMX Group, Inc. (The)	7,049
197	National Retail Properties, Inc. (REIT)	6,891
740	Navient Corp.*	11,692
735	New York Community Bancorp, Inc.	11,231
399	Northern Trust Corp.	24,100
433	Old Republic International Corp.	7,404
85	PartnerRe Ltd.	9,126
516	People’s United Financial, Inc.	7,415
262	Piedmont Office Realty Trust, Inc., Class A (REIT)	4,878
172	Popular, Inc.*	5,191
91	Post Properties, Inc. (REIT)	4,655

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
489	Principal Financial Group, Inc.	$22,871
103	ProAssurance Corp.	4,681
197	Progressive Corp. (The)	4,931
830	Prologis, Inc. (REIT)	34,453
131	Protective Life Corp.	6,851
203	Raymond James Financial, Inc.	9,825
22	Realogy Holdings Corp.*	818
369	Realty Income Corp. (REIT)	15,978
89	Regency Centers Corp. (REIT)	4,753
2,355	Regions Financial Corp.	23,997
121	Reinsurance Group of America, Inc.	9,457
69	RenaissanceRe Holdings Ltd.	7,188
223	Retail Properties of America, Inc., Class A (REIT)	3,354
39	Santander Consumer USA Holdings, Inc.	766
13	SEI Investments Co.	428
315	Senior Housing Properties Trust (REIT)	7,554
71	Signature Bank/NY*	8,223
153	SL Green Realty Corp. (REIT)	16,752
740	SLM Corp.	6,371
536	Spirit Realty Capital, Inc. (REIT)	6,051
104	St. Joe Co. (The)*	2,448
74	StanCorp Financial Group, Inc.	4,447
369	Starwood Property Trust, Inc. (REIT)	9,000
65	Starwood Waypoint Residential Trust (REIT)*	1,774
900	SunTrust Banks, Inc.	34,488
84	SVB Financial Group*	8,858
234	Synovus Financial Corp.	5,396
87	Taubman Centers, Inc. (REIT)	6,516
273	TCF Financial Corp.	4,338
388	TD Ameritrade Holding Corp.	11,772
131	TFS Financial Corp.*	1,766
146	Torchmark Corp.	11,816
609	Two Harbors Investment Corp. (REIT)	6,413
418	UDR, Inc. (REIT)	11,503
445	Unum Group	15,090
142	Validus Holdings Ltd.	5,301
332	Valley National Bancorp	3,217
268	Ventas, Inc. (REIT)	17,902
251	Vornado Realty Trust (REIT)	26,877
125	Voya Financial, Inc.	4,475
171	W. R. Berkley Corp.	7,621
174	Washington Federal, Inc.	3,624
203	Weingarten Realty Investors (REIT)	6,453
10	White Mountains Insurance Group Ltd.	5,905
96	WP Carey, Inc. (REIT)	6,109
461	XL Group PLC	14,964
307	Zions Bancorp.	8,777
		1,529,398
	Health Care — 6.6%

511	Agilent Technologies, Inc.	29,096
135	Alere, Inc.*	4,829
296	Allscripts Healthcare Solutions, Inc.*	4,363
34	Bio-Rad Laboratories, Inc., Class A*	4,105
2,248	Boston Scientific Corp.*	28,842
570	Cardinal Health, Inc.	40,259
347	CareFusion Corp.*	14,897
45	Charles River Laboratories International, Inc.*	2,411
422	Cigna Corp.	37,887
145	Community Health Systems, Inc.*	6,057
21	Cooper Cos., Inc. (The)	2,709
172	DENTSPLY International, Inc.	8,134
28	Envision Healthcare Holdings, Inc.*	965
444	Forest Laboratories, Inc.*	42,082
413	HCA Holdings, Inc.*	21,885
132	Health Net, Inc.*	5,277
100	Hill-Rom Holdings, Inc.	3,969
317	Hologic, Inc.*	7,748
276	Hospira, Inc.*	13,571
262	Humana, Inc.	32,609
74	LifePoint Hospitals, Inc.*	4,532
59	MEDNAX, Inc.*	3,400
165	Omnicare, Inc.	10,486
15	Patterson Cos., Inc.	587
187	PerkinElmer, Inc.	8,409
19	Premier, Inc., Class A*	563
390	QIAGEN N.V.*	8,954
226	Quest Diagnostics, Inc.	13,535
25	Quintiles Transnational Holdings, Inc.*	1,275
172	St. Jude Medical, Inc.	11,163
33	Techne Corp.	2,897
69	Teleflex, Inc.	7,358
49	Universal Health Services, Inc., Class B	4,389
148	VCA Antech, Inc.*	4,980
9	Veeva Systems, Inc., Class A*	189
265	Zimmer Holdings, Inc.	27,653
		422,065
	Industrials — 8.7%

74	A. O. Smith Corp.	3,654
305	ADT Corp. (The)	9,821
155	AECOM Technology Corp.*	4,982
162	AGCO Corp.	8,742
117	Air Lease Corp.	4,827
9	Alaska Air Group, Inc.	886
48	Allegion PLC	2,515
54	Alliant Techsystems, Inc.	6,820
49	Allison Transmission Holdings, Inc.	1,518
6	AMERCO	1,657
138	American Airlines Group, Inc.*	5,542
11	B/E Aerospace, Inc.*	1,064
58	Babcock & Wilcox Co. (The)	1,875
101	Carlisle Cos., Inc.	8,571
123	Cintas Corp.	7,641
60	Con-way, Inc.	2,773
177	Covanta Holding Corp.	3,379
6	Crane Co.	445
773	Delta Air Lines, Inc.	30,850
19	Donaldson Co., Inc.	774
75	Dover Corp.	6,538
5	Dun & Bradstreet Corp. (The)	516
313	Exelis, Inc.	5,346
109	Fluor Corp.	8,184
33	Fortune Brands Home & Security, Inc.	1,319
78	GATX Corp.	5,136
41	Genesee & Wyoming, Inc., Class A*	3,991
125	Harsco Corp.	3,372
38	HD Supply Holdings, Inc.*	998
27	Hubbell, Inc., Class B	3,159
9	IDEX Corp.	690
133	Ingersoll-Rand PLC	7,956
28	Iron Mountain, Inc.	872
218	Jacobs Engineering Group, Inc.*	12,005
167	Joy Global, Inc.	9,544
79	KAR Auction Services, Inc.	2,413
246	KBR, Inc.	5,975
131	Kennametal, Inc.	5,900
39	Kirby Corp.*	4,311

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
150	L-3 Communications Holdings, Inc.	$18,176
129	Manpowergroup, Inc.	10,575
79	MRC Global, Inc.*	2,274
81	Navistar International Corp.*	2,776
312	Nielsen N.V.	15,057
147	Oshkosh Corp.	7,945
198	Owens Corning	8,120
513	PACCAR, Inc.	32,504
249	Parker Hannifin Corp.	31,182
323	Pentair Ltd.	24,109
190	Pitney Bowes, Inc.	5,250
275	Quanta Services, Inc.*	9,336
158	R.R. Donnelley & Sons Co.	2,503
75	Regal-Beloit Corp.	5,725
451	Republic Services, Inc.	15,965
25	Rockwell Collins, Inc.	1,976
87	Ryder System, Inc.	7,551
86	Snap-on, Inc.	10,085
1,071	Southwest Airlines Co.	28,328
173	Spirit AeroSystems Holdings, Inc., Class A*	5,614
74	SPX Corp.	7,743
246	Stanley Black & Decker, Inc.	21,500
185	Terex Corp.	7,115
463	Textron, Inc.	18,159
137	Timken Co. (The)	8,798
109	Towers Watson & Co., Class A	12,264
132	Trinity Industries, Inc.	11,422
69	Triumph Group, Inc.	4,782
115	URS Corp.	5,175
12	Waste Connections, Inc.	547
73	WESCO International, Inc.*	6,236
290	Xylem, Inc.	10,817
		556,170
	Information Technology — 8.0%

443	Activision Blizzard, Inc.	9,206
349	Altera Corp.	11,562
268	Amdocs Ltd.	12,896
292	Analog Devices, Inc.	15,295
129	AOL, Inc.*	4,680
679	Applied Materials, Inc.	13,709
174	Arrow Electronics, Inc.*	10,040
77	Autodesk, Inc.*	4,032
34	Avago Technologies Ltd.	2,403
228	Avnet, Inc.	9,934
79	AVX Corp.	1,065
3	Booz Allen Hamilton Holding Corp.	66
739	Brocade Communications Systems, Inc.*	6,740
546	CA, Inc.	15,665
29	CDW Corp.	853
30	CommScope Holding Co., Inc.*	793
250	Computer Sciences Corp.	15,723
356	Compuware Corp.	3,524
159	CoreLogic, Inc.*	4,536
106	Diebold, Inc.	3,978
45	Dolby Laboratories, Inc., Class A*	1,869
9	DST Systems, Inc.	820
68	EchoStar Corp., Class A*	3,473
117	Electronic Arts, Inc.*	4,110
212	Fairchild Semiconductor International, Inc.*	3,110
440	Fidelity National Information Services, Inc.	23,826
7	FireEye, Inc.*	230
113	First Solar, Inc.*	6,981
72	FLIR Systems, Inc.	2,514
61	Freescale Semiconductor Ltd.*	1,354
151	Harris Corp.	11,665
254	Ingram Micro, Inc., Class A*	7,054
338	Jabil Circuit, Inc.	6,361
91	JDS Uniphase Corp.*	998
643	Juniper Networks, Inc.*	15,728
276	KLA-Tencor Corp.	18,084
37	Knowles Corp.*	1,044
208	Lam Research Corp.*	12,904
113	Leidos Holdings, Inc.	4,311
105	Lexmark International, Inc., Class A	4,577
657	Marvell Technology Group Ltd.	10,230
1,716	Micron Technology, Inc.*	49,060
112	MICROS Systems, Inc.*	5,983
20	Motorola Solutions, Inc.	1,348
10	Nimble Storage, Inc.*	254
436	Nuance Communications, Inc.*	7,057
963	NVIDIA Corp.	18,297
38	ON Semiconductor Corp.*	330
54	Paychex, Inc.	2,220
228	Polycom, Inc.*	2,907
15	Riverbed Technology, Inc.*	305
142	Rovi Corp.*	3,432
206	SanDisk Corp.	19,906
70	Science Applications International Corp.	2,711
9	Silicon Laboratories, Inc.*	406
54	Skyworks Solutions, Inc.	2,339
26	Stratasys Ltd.*	2,419
316	Symantec Corp.	6,949
256	Synopsys, Inc.*	9,853
63	Tech Data Corp.*	3,749
318	Teradyne, Inc.	5,660
61	Total System Services, Inc.	1,846
181	VeriFone Systems, Inc.*	5,939
219	Vishay Intertechnology, Inc.	3,267
352	Western Digital Corp.	30,923
2,046	Xerox Corp.	25,268
77	Zebra Technologies Corp., Class A*	5,721
1,025	Zynga, Inc., Class A*	3,536
		509,628
	Materials — 3.9%

84	Albemarle Corp.	5,812
1,951	Alcoa, Inc.	26,553
180	Allegheny Technologies, Inc.	7,393
33	AptarGroup, Inc.	2,197
132	Ashland, Inc.	13,596
113	Avery Dennison Corp.	5,729
96	Bemis Co., Inc.	3,975
106	Cabot Corp.	5,994
77	Carpenter Technology Corp.	4,812
87	CF Industries Holdings, Inc.	21,168
255	Cliffs Natural Resources, Inc.	3,998
35	Crown Holdings, Inc.*	1,710
61	Cytec Industries, Inc.	6,060
55	Domtar Corp.	4,998
42	Greif, Inc., Class A	2,294
322	Huntsman Corp.	8,594
104	International Paper Co.	4,953
35	Kronos Worldwide, Inc.	528
279	MeadWestvaco Corp.	11,322
820	Newmont Mining Corp.	18,770
530	Nucor Corp.	26,834
113	Owens-Illinois, Inc.*	3,755

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
128	Reliance Steel & Aluminum Co.	$9,210
34	Rock-Tenn Co., Class A	3,435
33	Rockwood Holdings, Inc.	2,520
80	Royal Gold, Inc.	5,018
14	RPM International, Inc.	603
11	Sigma-Aldrich Corp.	1,084
169	Sonoco Products Co.	7,139
367	Steel Dynamics, Inc.	6,338
124	Tahoe Resources, Inc.*	2,577
240	United States Steel Corp.	5,530
217	Vulcan Materials Co.	13,230
9	Westlake Chemical Corp.	728
16	WR Grace & Co.*	1,473
		249,930
	Telecommunication Services — 0.6%

1,662	Frontier Communications Corp.	9,623
35	Intelsat S.A.*	679
191	Level 3 Communications, Inc.*	8,337
157	Telephone & Data Systems, Inc.	4,350
317	T-Mobile US, Inc.*	10,883
21	United States Cellular Corp.	902
54	Windstream Holdings, Inc.	517
		35,291
	Utilities — 9.0%

1,035	AES Corp. (The)	14,593
197	AGL Resources, Inc.	10,516
185	Alliant Energy Corp.	10,785
404	Ameren Corp.	15,897
296	American Water Works Co., Inc.	14,389
36	Aqua America, Inc.	914
165	Atmos Energy Corp.	8,266
541	Calpine Corp.*	12,616
714	CenterPoint Energy, Inc.	17,222
445	CMS Energy Corp.	13,239
488	Consolidated Edison, Inc.	26,845
290	DTE Energy Co.	22,075
543	Edison International	29,941
297	Entergy Corp.	22,400
697	FirstEnergy Corp.	23,572
256	Great Plains Energy, Inc.	6,515
164	Hawaiian Electric Industries, Inc.	3,944
132	Integrys Energy Group, Inc.	7,655
315	MDU Resources Group, Inc.	10,672
123	National Fuel Gas Co.	9,225
520	NiSource, Inc.	19,432
524	Northeast Utilities	23,790
537	NRG Energy, Inc.	19,139
330	OGE Energy Corp.	12,121
5	ONE Gas, Inc.	183
414	Pepco Holdings, Inc.	11,468
183	Pinnacle West Capital Corp.	10,142
1,053	PPL Corp.	36,950
843	Public Service Enterprise Group, Inc.	32,843
254	Questar Corp.	6,114
232	SCANA Corp.	12,064
406	Sempra Energy	40,742
363	TECO Energy, Inc.	6,269
190	UGI Corp.	9,247
137	Vectren Corp.	5,464
212	Westar Energy, Inc.	7,643
381	Wisconsin Energy Corp.	17,343
829	Xcel Energy, Inc.	25,500
		577,735
	Total Common Stocks (Cost $4,508,648)	4,759,847

Principal Amount
	U.S. Government & Agency Security (a) — 1.3%
	Federal Home Loan Bank
$81,281	0.00%, due 06/02/14	81,281
	Total U.S. Government & Agency Security (Cost $81,281)	81,281

	Repurchase Agreements (a)(b) — 7.9%
504,762	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $504,763	504,762
	Total Repurchase Agreements (Cost $504,762)	504,762

	Total Investment Securities (Cost $5,094,691) — 83.7%	5,345,890
	Other assets less liabilities — 16.3%	1,044,485
	Net Assets — 100.0%	$6,390,375

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $266,873.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,428
Aggregate gross unrealized depreciation	(46,819)
Net unrealized appreciation	$250,609
Federal income tax cost of investments	$5,095,281

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$246,610	11/06/15	Bank of America, N.A.	0.30%	Russell Midcap® Value Index	$22,350	$—	$—	$22,350

213,646	11/06/15	Credit Suisse International	0.25%	Russell Midcap® Value Index	3,170	—	—	3,170

220,083	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Value ETF	88,436

2,470,096	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Value Index	206,418
2,690,179					294,854	—	(250,000)	44,854

186,243	11/06/15	Morgan Stanley & Co. International PLC	0.15%	iShares® Russell Mid-Cap Value ETF	54,466

1,371,536	11/06/15	Morgan Stanley & Co. International PLC	0.40%	Russell Midcap® Value Index	97,958
1,557,779					152,424	(137,000)	—	15,424

2,989,319	11/06/14	Societe Generale	0.55%	Russell Midcap® Value Index	559,600	—	(390,000)	169,600

323,912	01/06/15	UBS AG	0.50%	Russell Midcap® Value Index	29,067	—	—	29,067

$8,021,445					$1,061,465

(1)                           The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                           The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                           Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                           Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) — 83.2%
	Consumer Discretionary — 20.0%

44	Aaron’s, Inc.	$1,445
34	Abercrombie & Fitch Co., Class A	1,292
293	Advance Auto Parts, Inc.	36,382
241	AMC Networks, Inc., Class A*	14,913
498	American Eagle Outfitters, Inc.	5,344
148	Aramark	3,904
74	Ascena Retail Group, Inc.*	1,235
204	AutoNation, Inc.*	11,663
134	AutoZone, Inc.*	71,355
155	Bally Technologies, Inc.*	9,145
819	Bed Bath & Beyond, Inc.*	49,836
293	Best Buy Co., Inc.	8,104
62	Big Lots, Inc.*	2,631
928	BorgWarner, Inc.	58,362
266	Brinker International, Inc.	13,207
403	Burger King Worldwide, Inc.	10,353
191	Cabela’s, Inc.*	11,695
783	Cablevision Systems Corp., Class A	13,804
902	CarMax, Inc.*	39,968
219	Carter’s, Inc.	15,797
266	Charter Communications, Inc., Class A*	38,075
576	Chico’s FAS, Inc.	8,732
124	Chipotle Mexican Grill, Inc.*	67,839
6	Choice Hotels International, Inc.	270
463	Cinemark Holdings, Inc.	14,594
170	Clear Channel Outdoor Holdings, Inc., Class A	1,387
1,129	Coach, Inc.	45,962
340	Darden Restaurants, Inc.	17,041
61	Deckers Outdoor Corp.*	4,715
1,256	Delphi Automotive PLC	86,739
397	Dick’s Sporting Goods, Inc.	17,647
73	Dillard’s, Inc., Class A	8,231
983	Discovery Communications, Inc., Class A*	75,652
837	DISH Network Corp., Class A*	49,098
1,245	Dollar General Corp.*	66,956
836	Dollar Tree, Inc.*	44,333
226	Domino’s Pizza, Inc.	16,374
261	DSW, Inc., Class A	6,538
428	Dunkin’ Brands Group, Inc.	19,157
428	Expedia, Inc.	31,372
387	Family Dollar Stores, Inc.	22,678
71	Foot Locker, Inc.	3,421
194	Fossil Group, Inc.*	20,324
1,121	Gap, Inc. (The)	46,219
332	Gentex Corp.	9,601
588	Genuine Parts Co.	50,762
366	GNC Holdings, Inc., Class A	13,513
987	Goodyear Tire & Rubber Co. (The)	26,027
1,686	Groupon, Inc.*	9,914
1,094	H&R Block, Inc.	32,579
396	Hanesbrands, Inc.	33,593
900	Harley-Davidson, Inc.	64,116
392	Hasbro, Inc.	21,050
308	Hilton Worldwide Holdings, Inc.*	6,967
244	HomeAway, Inc.*	7,515
991	International Game Technology	12,437
783	Interpublic Group of Cos., Inc. (The)	14,971
511	Jarden Corp.*	28,912
964	L Brands, Inc.	55,324
316	Lamar Advertising Co., Class A	15,591
37	Lear Corp.	3,258
162	Liberty Interactive Corp., Class A*	4,719
295	Liberty Ventures*	19,588
324	Lions Gate Entertainment Corp.	8,466
1,199	LKQ Corp.*	33,260
1,126	Macy’s, Inc.	67,436
246	Madison Square Garden Co. (The), Class A*	13,493
826	Marriott International, Inc., Class A	50,898
1,387	Mattel, Inc.	53,857
809	Michael Kors Holdings Ltd.*	76,353
83	Morningstar, Inc.	5,905
202	Netflix, Inc.*	84,402
671	Newell Rubbermaid, Inc.	19,647
582	Nordstrom, Inc.	39,611
102	Norwegian Cruise Line Holdings Ltd.*	3,443
15	NVR, Inc.*	16,705
1,039	Omnicom Group, Inc.	73,925
444	O’Reilly Automotive, Inc.*	65,690
106	Panera Bread Co., Class A*	16,283
415	PetSmart, Inc.	23,850
260	Polaris Industries, Inc.	33,519
1,556	PulteGroup, Inc.	30,435
288	PVH Corp.	37,909
241	Ralph Lauren Corp.	36,989
73	Regal Entertainment Group, Class A	1,424
883	Ross Stores, Inc.	60,441
682	Sally Beauty Holdings, Inc.*	17,473
440	Scripps Networks Interactive, Inc., Class A	33,642
122	SeaWorld Entertainment, Inc.	3,723
664	Service Corp. International	13,293
28	Signet Jewelers Ltd.	2,971
265	Six Flags Entertainment Corp.	10,722
332	Starwood Hotels & Resorts Worldwide, Inc.	26,510
384	Starz, Class A*	11,750
112	Taylor Morrison Home Corp., Class A*	2,386
242	Tempur Sealy International, Inc.*	13,300
336	Tesla Motors, Inc.*	69,811
177	Thor Industries, Inc.	10,620
449	Tiffany & Co.	44,635
561	Tractor Supply Co.	36,476
450	TripAdvisor, Inc.*	43,727
212	Tupperware Brands Corp.	17,749
256	Ulta Salon Cosmetics & Fragrance, Inc.*	21,734
673	Under Armour, Inc., Class A*	34,182
405	Urban Outfitters, Inc.*	13,576
1,407	VF Corp.	88,669
200	Visteon Corp.*	18,228
59	Weight Watchers International, Inc.	1,229
22	Whirlpool Corp.	3,158
392	Williams-Sonoma, Inc.	26,233
515	Wyndham Worldwide Corp.	38,074
324	Wynn Resorts Ltd.	69,650
31	zulily, Inc., Class A*	1,077
		3,052,765
	Consumer Staples — 6.9%

1,739	Avon Products, Inc.	24,850
607	Brown-Forman Corp., Class B	56,251
464	Campbell Soup Co.	21,298
555	Church & Dwight Co., Inc.	38,423
442	Clorox Co. (The)	39,612

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,043	Coca-Cola Enterprises, Inc.	$47,602
1,548	ConAgra Foods, Inc.	50,000
581	Constellation Brands, Inc., Class A*	48,880
152	Coty, Inc., Class A	2,535
820	Dr. Pepper Snapple Group, Inc.	47,314
687	Flowers Foods, Inc.	14,324
165	Fresh Market, Inc. (The)*	5,057
342	Herbalife Ltd.	22,172
602	Hershey Co. (The)	58,599
494	Hillshire Brands Co. (The)	26,320
539	Hormel Foods Corp.	26,524
38	Ingredion, Inc.	2,894
56	J.M. Smucker Co. (The)	5,746
599	Keurig Green Mountain, Inc.	67,555
2,089	Kroger Co. (The)	99,729
1,517	Lorillard, Inc.	94,312
530	McCormick & Co., Inc. (Non-Voting)	38,324
813	Mead Johnson Nutrition Co.	72,739
539	Monster Beverage Corp.*	37,396
235	Nu Skin Enterprises, Inc., Class A	17,352
77	Pinnacle Foods, Inc.	2,411
75	Safeway, Inc.	2,575
58	Sprouts Farmers Market, Inc.*	1,572
557	WhiteWave Foods Co. (The), Class A*	17,540
1,490	Whole Foods Market, Inc.	56,978
		1,046,884
	Energy — 5.7%

69	Antero Resources Corp.*	4,244
43	Atwood Oceanics, Inc.*	2,122
1,693	Cabot Oil & Gas Corp.	61,354
531	Cameron International Corp.*	33,957
969	Cheniere Energy, Inc.*	65,999
1,014	Cobalt International Energy, Inc.*	18,749
453	Concho Resources, Inc.*	59,705
172	Continental Resources, Inc.*	24,142
63	CVR Energy, Inc.	2,965
306	Dresser-Rand Group, Inc.*	18,727
163	Dril-Quip, Inc.*	16,662
64	EP Energy Corp., Class A*	1,284
553	EQT Corp.	59,105
953	FMC Technologies, Inc.*	55,331
62	Frank’s International N.V.	1,478
278	Gulfport Energy Corp.*	17,105
406	Kosmos Energy Ltd.*	4,255
152	Laredo Petroleum, Inc.*	4,206
183	Noble Energy, Inc.	13,189
404	Oasis Petroleum, Inc.*	19,998
435	Oceaneering International, Inc.	31,342
778	ONEOK, Inc.	50,173
405	Pioneer Natural Resources Co.	85,115
73	QEP Resources, Inc.	2,332
655	Range Resources Corp.	60,882
91	Rice Energy, Inc.*	2,887
203	RPC, Inc.	4,484
1,419	Seadrill Ltd.	53,922
266	SM Energy Co.	20,165
1,412	Southwestern Energy Co.*	64,204
38	Whiting Petroleum Corp.*	2,730
55	World Fuel Services Corp.	2,550
		865,363
	Financials — 7.4%

212	Affiliated Managers Group, Inc.*	39,983
131	Allied World Assurance Co. Holdings AG	4,912
42	American Financial Group, Inc./OH	2,452
39	American Homes 4 Rent, Class A (REIT)	687
244	Ameriprise Financial, Inc.	27,477
957	Aon PLC	86,073
322	Apartment Investment & Management Co., Class A (REIT)	10,137
34	Arch Capital Group Ltd.*	1,936
598	Arthur J. Gallagher & Co.	27,406
23	Artisan Partners Asset Management, Inc., Class A	1,323
115	Axis Capital Holdings Ltd.	5,289
58	Boston Properties, Inc. (REIT)	6,999
37	Brixmor Property Group, Inc. (REIT)	805
217	Brown & Brown, Inc.	6,551
214	CBL & Associates Properties, Inc. (REIT)	4,027
351	CBOE Holdings, Inc.	17,789
1,121	CBRE Group, Inc., Class A*	33,451
293	Corrections Corp. of America (REIT)	9,531
1,342	Crown Castle International Corp. (REIT)	102,972
427	Digital Realty Trust, Inc. (REIT)	24,552
482	Eaton Vance Corp.	17,906
59	Endurance Specialty Holdings Ltd.	3,051
242	Equity Lifestyle Properties, Inc. (REIT)	10,585
100	Erie Indemnity Co., Class A	7,573
36	Extra Space Storage, Inc. (REIT)	1,885
172	Federal Realty Investment Trust (REIT)	20,557
275	Federated Investors, Inc., Class B	7,774
85	Fidelity National Financial, Inc., Class A	2,834
51	Hanover Insurance Group, Inc. (The)	3,063
292	IntercontinentalExchange Group, Inc.	57,349
160	Leucadia National Corp.	4,104
168	LPL Financial Holdings, Inc.	7,879
520	McGraw Hill Financial, Inc.	42,520
781	Moody’s Corp.	66,807
203	MSCI, Inc.*	8,761
86	Nationstar Mortgage Holdings, Inc.*	3,007
416	Ocwen Financial Corp.*	14,589
491	Omega Healthcare Investors, Inc. (REIT)	18,113
711	Plum Creek Timber Co., Inc. (REIT)	32,066
1,948	Progressive Corp. (The)	48,758
506	Rayonier, Inc. (REIT)	24,086
430	Realogy Holdings Corp.*	15,987
154	Regency Centers Corp. (REIT)	8,224
254	Santander Consumer USA Holdings, Inc.	4,991
548	SEI Investments Co.	18,046
60	Senior Housing Properties Trust (REIT)	1,439
18	Signature Bank/NY*	2,085
309	Spirit Realty Capital, Inc. (REIT)	3,489
18	St. Joe Co. (The)*	424
1,042	T. Rowe Price Group, Inc.	84,954
379	Tanger Factory Outlet Centers, Inc. (REIT)	13,424
47	Taubman Centers, Inc. (REIT)	3,520
32	Validus Holdings Ltd.	1,195
531	Ventas, Inc. (REIT)	35,471

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
146	Vornado Realty Trust (REIT)	$15,634
345	Waddell & Reed Financial, Inc., Class A	20,831
2,339	Weyerhaeuser Co. (REIT)	73,491
		1,120,824
	Health Care — 11.2%

697	Actavis PLC*	147,443
163	Agilent Technologies, Inc.	9,281
784	Alexion Pharmaceuticals, Inc.*	130,395
543	Alkermes PLC*	24,875
927	AmerisourceBergen Corp.	67,838
742	ARIAD Pharmaceuticals, Inc.*	4,793
558	BioMarin Pharmaceutical, Inc.*	32,342
399	Brookdale Senior Living, Inc.*	13,271
439	Bruker Corp.*	9,197
306	C.R. Bard, Inc.	45,260
827	Catamaran Corp.*	36,189
1,191	Cerner Corp.*	64,374
89	Charles River Laboratories International, Inc.*	4,769
63	Cigna Corp.	5,656
102	Community Health Systems, Inc.*	4,261
144	Cooper Cos., Inc. (The)	18,579
224	Covance, Inc.*	18,785
262	Cubist Pharmaceuticals, Inc.*	17,449
740	DaVita HealthCare Partners, Inc.*	52,237
161	DENTSPLY International, Inc.	7,614
431	Edwards Lifesciences Corp.*	34,997
540	Endo International PLC*	38,119
125	Envision Healthcare Holdings, Inc.*	4,310
78	HCA Holdings, Inc.*	4,133
350	Henry Schein, Inc.*	41,877
317	Hologic, Inc.*	7,747
206	IDEXX Laboratories, Inc.*	26,467
500	Illumina, Inc.*	79,125
413	Incyte Corp.*	20,464
208	Jazz Pharmaceuticals PLC*	29,507
351	Laboratory Corp. of America Holdings*	36,006
301	Medivation, Inc.*	21,922
261	MEDNAX, Inc.*	15,041
121	Mettler-Toledo International, Inc.*	29,647
1,531	Mylan, Inc.*	76,305
300	Myriad Genetics, Inc.*	9,948
314	Patterson Cos., Inc.	12,296
506	Perrigo Co. PLC	69,929
235	Pharmacyclics, Inc.*	20,875
84	Premier, Inc., Class A*	2,490
39	Quest Diagnostics, Inc.	2,336
49	Quintiles Transnational Holdings, Inc.*	2,498
572	ResMed, Inc.	28,634
246	Salix Pharmaceuticals Ltd.*	28,064
403	Seattle Genetics, Inc.*	13,448
221	Sirona Dental Systems, Inc.*	16,624
724	St. Jude Medical, Inc.	46,988
69	Techne Corp.	6,057
390	Tenet Healthcare Corp.*	18,330
316	Theravance, Inc.*	9,053
187	United Therapeutics Corp.*	17,903
245	Universal Health Services, Inc., Class B	21,945
435	Varian Medical Systems, Inc.*	35,866
39	Veeva Systems, Inc., Class A*	817
935	Vertex Pharmaceuticals, Inc.*	67,563
344	Waters Corp.*	34,455
38	Zimmer Holdings, Inc.	3,965
2,008	Zoetis, Inc.	61,646
		1,712,005
	Industrials — 12.8%

133	A. O. Smith Corp.	6,568
40	AECOM Technology Corp.*	1,286
261	Alaska Air Group, Inc.	25,698
285	Allegion PLC	14,931
19	Allison Transmission Holdings, Inc.	588
16	AMERCO	4,418
460	American Airlines Group, Inc.*	18,474
978	AMETEK, Inc.	51,912
101	Armstrong World Industries, Inc.*	5,360
433	Avis Budget Group, Inc.*	24,781
371	B/E Aerospace, Inc.*	35,894
311	Babcock & Wilcox Co. (The)	10,051
609	C.H. Robinson Worldwide, Inc.	36,455
13	Carlisle Cos., Inc.	1,103
404	Chicago Bridge & Iron Co. N.V.	32,886
116	Cintas Corp.	7,206
243	Clean Harbors, Inc.*	14,850
418	Colfax Corp.*	30,426
83	Con-way, Inc.	3,835
134	Copa Holdings S.A., Class A	19,153
449	Copart, Inc.*	15,971
180	Crane Co.	13,340
1,575	Delta Air Lines, Inc.	62,858
543	Donaldson Co., Inc.	22,116
507	Dover Corp.	44,200
140	Dun & Bradstreet Corp. (The)	14,455
484	Equifax, Inc.	34,262
830	Expeditors International of Washington, Inc.	37,773
1,191	Fastenal Co.	58,061
574	Flowserve Corp.	42,327
392	Fluor Corp.	29,431
583	Fortune Brands Home & Security, Inc.	23,308
76	Genesee & Wyoming, Inc., Class A*	7,399
246	Graco, Inc.	17,953
22	Harsco Corp.	594
156	HD Supply Holdings, Inc.*	4,098
1,391	Hertz Global Holdings, Inc.*	41,062
403	Hexcel Corp.*	16,543
173	Hubbell, Inc., Class B	20,241
201	Huntington Ingalls Industries, Inc.	20,066
308	IDEX Corp.	23,617
264	IHS, Inc., Class A*	33,240
795	Ingersoll-Rand PLC	47,557
616	Iron Mountain, Inc.	19,182
361	ITT Corp.	15,768
367	J.B. Hunt Transport Services, Inc.	28,501
443	Kansas City Southern	47,631
114	KAR Auction Services, Inc.	3,482
135	Kirby Corp.*	14,924
187	Landstar System, Inc.	12,142
202	Lennox International, Inc.	17,154
334	Lincoln Electric Holdings, Inc.	21,940
536	Manitowoc Co., Inc. (The)	14,499
1,433	Masco Corp.	30,523
143	MRC Global, Inc.*	4,117
190	MSC Industrial Direct Co., Inc., Class A	17,474
30	Navistar International Corp.*	1,028

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
126	Nielsen N.V.	$6,081
258	Nordson Corp.	21,037
285	Old Dominion Freight Line, Inc.*	18,229
183	PACCAR, Inc.	11,595
447	Pall Corp.	37,879
351	Pitney Bowes, Inc.	9,698
176	Quanta Services, Inc.*	5,975
395	R.R. Donnelley & Sons Co.	6,257
560	Robert Half International, Inc.	25,530
561	Rockwell Automation, Inc.	67,926
485	Rockwell Collins, Inc.	38,334
256	Rollins, Inc.	7,852
398	Roper Industries, Inc.	56,389
26	Snap-on, Inc.	3,049
94	SolarCity Corp.*	4,935
319	Southwest Airlines Co.	8,438
62	Spirit AeroSystems Holdings, Inc., Class A*	2,012
57	Stanley Black & Decker, Inc.	4,982
347	Stericycle, Inc.*	39,686
232	Toro Co. (The)	14,983
210	TransDigm Group, Inc.	39,629
42	Triumph Group, Inc.	2,911
1,429	United Continental Holdings, Inc.*	63,405
378	United Rentals, Inc.*	38,197
107	Valmont Industries, Inc.	16,580
608	Verisk Analytics, Inc., Class A*	35,988
237	W.W. Grainger, Inc.	61,234
234	WABCO Holdings, Inc.*	24,984
386	Wabtec Corp.	30,394
468	Waste Connections, Inc.	21,327
45	Xylem, Inc.	1,678
		1,951,906
	Information Technology — 13.2%

404	3D Systems Corp.*	20,463
2,434	Advanced Micro Devices, Inc.*	9,736
714	Akamai Technologies, Inc.*	38,799
209	Alliance Data Systems Corp.*	53,514
444	Altera Corp.	14,710
642	Amphenol Corp., Class A	61,504
535	Analog Devices, Inc.	28,023
374	ANSYS, Inc.*	27,470
3,190	Applied Materials, Inc.	64,406
1,721	Atmel Corp.*	14,422
716	Autodesk, Inc.*	37,497
905	Avago Technologies Ltd.	63,956
116	Booz Allen Hamilton Holding Corp.	2,567
487	Broadridge Financial Solutions, Inc.	19,977
1,137	Cadence Design Systems, Inc.*	18,977
38	CDW Corp.	1,118
658	Citrix Systems, Inc.*	40,776
96	CommScope Holding Co., Inc.*	2,538
187	Concur Technologies, Inc.*	15,964
474	Cree, Inc.*	22,809
72	Dolby Laboratories, Inc., Class A*	2,991
101	DST Systems, Inc.	9,206
933	Electronic Arts, Inc.*	32,776
198	Equinix, Inc.*	39,352
302	F5 Networks, Inc.*	32,782
177	FactSet Research Systems, Inc.	18,964
117	Fidelity National Information Services, Inc.	6,336
52	FireEye, Inc.*	1,709
1,010	Fiserv, Inc.*	60,711
273	FleetCor Technologies, Inc.*	34,510
397	FLIR Systems, Inc.	13,859
545	Fortinet, Inc.*	12,246
120	Freescale Semiconductor Ltd.*	2,663
377	Gartner, Inc.*	26,801
638	Genpact Ltd.*	10,750
289	Global Payments, Inc.	19,814
77	Harris Corp.	5,948
300	IAC/InterActiveCorp	19,863
434	Informatica Corp.*	15,880
1,193	Intuit, Inc.	94,593
130	IPG Photonics Corp.*	8,203
346	Jack Henry & Associates, Inc.	20,065
716	JDS Uniphase Corp.*	7,855
352	Juniper Networks, Inc.*	8,610
254	Knowles Corp.*	7,165
153	Lam Research Corp.*	9,492
937	Linear Technology Corp.	43,252
389	LinkedIn Corp., Class A*	62,275
1,169	Maxim Integrated Products, Inc.	40,038
792	Microchip Technology, Inc.	37,699
47	MICROS Systems, Inc.*	2,511
860	Motorola Solutions, Inc.	57,981
387	National Instruments Corp.	11,084
660	NCR Corp.*	21,556
1,366	NetApp, Inc.	50,556
141	NetSuite, Inc.*	11,349
246	NeuStar, Inc., Class A*	6,893
13	Nimble Storage, Inc.*	330
1,720	ON Semiconductor Corp.*	14,947
143	Palo Alto Networks, Inc.*	10,712
610	Pandora Media, Inc.*	14,963
1,176	Paychex, Inc.	48,345
454	Rackspace Hosting, Inc.*	16,566
761	Red Hat, Inc.*	38,141
620	Riverbed Technology, Inc.*	12,598
45	Rovi Corp.*	1,088
412	SanDisk Corp.	39,812
333	ServiceNow, Inc.*	17,419
148	Silicon Laboratories, Inc.*	6,678
638	Skyworks Solutions, Inc.	27,632
263	SolarWinds, Inc.*	10,281
277	Solera Holdings, Inc.	18,074
453	Splunk, Inc.*	18,963
78	Stratasys Ltd.*	7,256
2,037	Symantec Corp.	44,794
43	Tableau Software, Inc., Class A*	2,496
656	Teradata Corp.*	27,545
659	TIBCO Software, Inc.*	14,175
509	Total System Services, Inc.	15,402
1,027	Trimble Navigation Ltd.*	37,044
351	Vantiv, Inc., Class A*	10,877
521	VeriSign, Inc.*	26,092
2,237	Western Union Co. (The)	36,172
162	Workday, Inc., Class A*	12,696
1,060	Xilinx, Inc.	49,778
18	Zebra Technologies Corp., Class A*	1,337
		2,009,777
	Materials — 5.0%

263	Airgas, Inc.	27,962
124	Albemarle Corp.	8,580
188	AptarGroup, Inc.	12,519
127	Avery Dennison Corp.	6,439
565	Ball Corp.	34,103
181	Bemis Co., Inc.	7,495
641	Celanese Corp.	40,191

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
134	Compass Minerals International, Inc.	$12,461
493	Crown Holdings, Inc.*	24,083
199	Eagle Materials, Inc.	17,307
622	Eastman Chemical Co.	54,898
547	FMC Corp.	41,878
25	Greif, Inc., Class A	1,366
327	International Flavors & Fragrances, Inc.	32,458
1,536	International Paper Co.	73,160
185	Martin Marietta Materials, Inc.	22,718
38	NewMarket Corp.	14,877
388	Owens-Illinois, Inc.*	12,893
394	Packaging Corp. of America	27,249
208	Rock-Tenn Co., Class A	21,014
213	Rockwood Holdings, Inc.	16,267
66	Royal Gold, Inc.	4,140
498	RPM International, Inc.	21,449
173	Scotts Miracle-Gro Co. (The), Class A	10,371
787	Sealed Air Corp.	25,916
356	Sherwin-Williams Co. (The)	72,841
456	Sigma-Aldrich Corp.	44,930
177	Silgan Holdings, Inc.	8,643
44	Tahoe Resources, Inc.*	914
340	Valspar Corp. (The)	25,384
141	Westlake Chemical Corp.	11,400
266	WR Grace & Co.*	24,493
		760,399
	Telecommunication Services — 0.7%

5	Intelsat S.A.*	97
232	Level 3 Communications, Inc.*	10,127
512	SBA Communications Corp., Class A*	51,968
565	tw telecom, inc.*	18,526
2,250	Windstream Holdings, Inc.	21,533
		102,251
	Utilities — 0.3%

619	Aqua America, Inc.	15,710
169	Calpine Corp.*	3,941
631	ITC Holdings Corp.	23,095
195	ONE Gas, Inc.	7,143
91	Questar Corp.	2,190
		52,079
	Total Common Stocks (Cost $10,837,198)	12,674,253

	Master Limited Partnership — 0.2%
	Financials — 0.2%

515	Lazard Ltd., Class A	26,007
	Total Master Limited Partnership (Cost $20,037)	26,007

Principal Amount
	U.S. Government & Agency Security (a) — 1.5%
	Federal Home Loan Bank
$230,657	0.00%, due 06/02/14	230,657
	Total U.S. Government & Agency Security (Cost $230,657)	230,657

	Repurchase Agreements (a)(b) — 7.9%
1,209,703	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,209,708	1,209,703
	Total Repurchase Agreements (Cost $1,209,703)	1,209,703

	Total Investment Securities (Cost $12,297,595) — 92.8%	14,140,620
	Other assets less liabilities — 7.2%	1,102,687
	Net Assets — 100.0%	$15,243,307

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $1,130,408.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,991,962
Aggregate gross unrealized depreciation	(160,818)
Net unrealized appreciation	$1,831,144
Federal income tax cost of investments	$12,309,476

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$41,722	11/06/15	Credit Suisse International	0.25%	Russell Midcap® Growth Index	$3,257	$—	$—	$3,257

4,935	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Growth ETF	2,077

9,236,230	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Growth Index	531,774
9,241,165					533,851	—	(500,001)	33,850

8,570	11/06/15	Morgan Stanley & Co. International PLC	0.15%	iShares® Russell Mid-Cap Growth ETF	89,610

603,411	11/06/15	Morgan Stanley & Co. International PLC	0.40%	Russell Midcap® Growth Index	24,872
611,981					114,482	(114,482)	—	—

5,430,275	11/06/15	Societe Generale	0.55%	Russell Midcap® Growth Index	319,376	—	(310,000)	9,376

2,461,767	01/06/15	UBS AG	0.50%	Russell Midcap® Growth Index	145,351	—	—	145,351

$17,786,910					$1,116,317

(1)                           The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                           The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                           Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                           Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) — 81.4%
	Consumer Discretionary — 8.1%

75	1-800-Flowers.com, Inc., Class A*	$419
244	A.H. Belo Corp., Class A	2,874
209	AMC Entertainment Holdings, Inc., Class A*	4,738
1,202	American Apparel, Inc.*	769
265	American Axle & Manufacturing Holdings, Inc.*	4,913
25	America’s Car-Mart, Inc.*	906
47	Asbury Automotive Group, Inc.*	3,038
159	Ascent Capital Group, Inc., Class A*	9,823
487	Barnes & Noble, Inc.*	8,834
140	Bassett Furniture Industries, Inc.	1,900
53	Beasley Broadcasting Group, Inc., Class A	370
151	Beazer Homes USA, Inc.*	2,955
449	bebe stores, inc.	1,841
19	Biglari Holdings, Inc.*	8,014
292	Black Diamond, Inc.*	3,148
283	Bob Evans Farms, Inc.	12,642
213	Body Central Corp.*	190
12	Bon-Ton Stores, Inc. (The)	123
18	Bravo Brio Restaurant Group, Inc.*	284
194	Bridgepoint Education, Inc.*	2,520
212	Brown Shoe Co., Inc.	5,968
63	Brunswick Corp.	2,715
88	Burlington Stores, Inc.*	2,501
61	Caesars Entertainment Corp.*	1,112
997	Callaway Golf Co.	7,996
712	Career Education Corp.*	3,325
214	Carmike Cinemas, Inc.*	7,362
454	Carrols Restaurant Group, Inc.*	3,192
284	Cato Corp. (The), Class A	8,191
9	Cavco Industries, Inc.*	691
987	Central European Media Enterprises Ltd., Class A*	2,813
196	Children’s Place Retail Stores, Inc. (The)	9,482
189	Citi Trends, Inc.*	3,810
140	ClubCorp Holdings, Inc.	2,463
167	Columbia Sportswear Co.	13,956
83	Container Store Group, Inc. (The)*	2,379
720	Cooper Tire & Rubber Co.	20,038
128	Core-Mark Holding Co., Inc.	10,583
1,022	Corinthian Colleges, Inc.*	855
155	Crocs, Inc.*	2,314
353	Crown Media Holdings, Inc., Class A*	1,260
109	CSS Industries, Inc.	2,626
13	Culp, Inc.	240
269	Cumulus Media, Inc., Class A*	1,700
12	Daily Journal Corp.*	2,056
1,867	Dana Holding Corp.	41,335
77	Del Frisco’s Restaurant Group, Inc.*	2,080
255	Denny’s Corp.*	1,658
18	Destination Maternity Corp.	416
543	Destination XL Group, Inc.*	2,872
221	Dex Media, Inc.*	2,192
121	Diamond Resorts International, Inc.*	2,328
101	DineEquity, Inc.	8,018
403	E.W. Scripps Co. (The), Class A*	7,867
9	Einstein Noah Restaurant Group, Inc.	139
308	Entercom Communications Corp., Class A*	3,216
45	Ethan Allen Interiors, Inc.	1,055
254	Federal-Mogul Holdings Corp.*	4,214
418	Finish Line, Inc. (The), Class A	11,984
63	Flexsteel Industries, Inc.	2,097
65	Fox Factory Holding Corp.*	1,111
474	Fred’s, Inc., Class A	7,238
239	FTD Cos., Inc.*	7,144
181	Fuel Systems Solutions, Inc.*	1,768
52	G-III Apparel Group Ltd.*	3,813
87	Genesco, Inc.*	6,515
214	Global Sources Ltd.*	1,733
86	Gordmans Stores, Inc.	370
605	Gray Television, Inc.*	6,921
281	Group 1 Automotive, Inc.	22,621
554	Harte-Hanks, Inc.	3,939
194	Haverty Furniture Cos., Inc.	4,856
369	Helen of Troy Ltd.*	21,387
155	hhgregg, Inc.*	1,426
139	Hooker Furniture Corp.	1,988
85	Houghton Mifflin Harcourt Co.*	1,549
430	Hovnanian Enterprises, Inc., Class A*	2,017
315	Iconix Brand Group, Inc.*	13,211
31	Installed Building Products, Inc.*	420
359	International Speedway Corp., Class A	11,161
122	Intrawest Resorts Holdings, Inc.*	1,392
273	Isle of Capri Casinos, Inc.*	1,862
109	Jack in the Box, Inc.	6,293
248	JAKKS Pacific, Inc.	2,190
64	Johnson Outdoors, Inc., Class A	1,597
307	JoS. A. Bank Clothiers, Inc.*	19,940
569	Journal Communications, Inc., Class A*	4,694
5	JTH Holding, Inc., Class A*	137
1,632	Kate Spade & Co.*	59,421
52	Kirkland’s, Inc.*	923
500	La-Z-Boy, Inc.	12,210
822	LeapFrog Enterprises, Inc.*	5,696
54	LGI Homes, Inc.*	862
249	Life Time Fitness, Inc.*	13,247
132	Lifetime Brands, Inc.	2,074
215	Lincoln Educational Services Corp.	823
1,815	Live Nation Entertainment, Inc.*	43,052
257	Luby’s, Inc.*	1,293
224	M/I Homes, Inc.*	5,109
35	Malibu Boats, Inc., Class A*	694
239	Marcus Corp. (The)	4,015
317	MarineMax, Inc.*	5,094
376	Marriott Vacations Worldwide Corp.*	21,300
315	Martha Stewart Living Omnimedia, Inc., Class A*	1,468
199	Matthews International Corp., Class A	8,159
157	McClatchy Co. (The), Class A*	807
402	MDC Holdings, Inc.	11,501
340	MDC Partners, Inc., Class A	7,147
253	Media General, Inc.*	4,486
612	Men’s Wearhouse, Inc. (The)	30,465
461	Meredith Corp.	20,727
87	Meritage Homes Corp.*	3,490
609	Modine Manufacturing Co.*	9,299
51	Monarch Casino & Resort, Inc.*	835
213	Morgans Hotel Group Co.*	1,683
215	Movado Group, Inc.	8,232
61	NACCO Industries, Inc., Class A	3,309

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
546	National CineMedia, Inc.	$8,556
47	New Home Co., Inc. (The)*	578
151	New York & Co., Inc.*	598
1,664	New York Times Co. (The), Class A	24,727
18	Noodles & Co.*	599
5,399	Office Depot, Inc.*	27,643
1,235	Orient-Express Hotels Ltd., Class A*	16,240
70	Pacific Sunwear of California, Inc.*	169
423	Penske Automotive Group, Inc.	19,678
686	Pep Boys-Manny Moe & Jack (The)*	6,990
159	Perry Ellis International, Inc.*	2,692
56	Pinnacle Entertainment, Inc.*	1,382
26	Potbelly Corp.*	411
460	Quiksilver, Inc.*	2,732
120	R.G. Barry Corp.	2,266
1,286	RadioShack Corp.*	1,929
225	Reading International, Inc., Class A*	1,982
23	Red Robin Gourmet Burgers, Inc.*	1,658
613	Regis Corp.	8,435
181	Remy International, Inc.	4,306
688	Rent-A-Center, Inc.	19,236
8	Rentrak Corp.*	413
34	RetailMeNot, Inc.*	867
786	Ruby Tuesday, Inc.*	6,186
45	Saga Communications, Inc., Class A	2,079
134	Salem Communications Corp., Class A	1,144
341	Scholastic Corp.	10,871
155	Scientific Games Corp., Class A*	1,387
39	Sears Hometown and Outlet Stores, Inc.*	859
43	Select Comfort Corp.*	797
135	SFX Entertainment, Inc.*	988
79	Shiloh Industries, Inc.*	1,429
194	Shoe Carnival, Inc.	3,628
312	Sizmek, Inc.*	3,039
499	Skechers U.S.A., Inc., Class A*	22,206
232	Skullcandy, Inc.*	1,719
374	Sonic Automotive, Inc., Class A	9,844
148	Sonic Corp.*	3,078
440	Spartan Motors, Inc.	2,174
150	Speedway Motorsports, Inc.	2,768
422	Stage Stores, Inc.	7,752
72	Standard Motor Products, Inc.	2,989
1,911	Standard Pacific Corp.*	15,345
168	Stein Mart, Inc.	2,271
130	Steiner Leisure Ltd.*	5,223
58	Stoneridge, Inc.*	557
300	Superior Industries International, Inc.	5,970
141	Systemax, Inc.*	2,255
9	Tilly’s, Inc., Class A*	79
310	Town Sports International Holdings, Inc.	1,882
137	Trans World Entertainment Corp.	478
181	TRI Pointe Homes, Inc.*	2,760
552	Tuesday Morning Corp.*	8,920
71	UCP, Inc., Class A*	940
182	Unifi, Inc.*	4,237
185	Universal Electronics, Inc.*	8,414
276	Universal Technical Institute, Inc.	3,133
65	ValueVision Media, Inc., Class A*	290
78	Vince Holding Corp.*	2,168
241	VOXX International Corp.*	2,088
39	WCI Communities, Inc.*	722
219	West Marine, Inc.*	2,201
80	Weyco Group, Inc.	2,186
332	World Wrestling Entertainment, Inc., Class A	3,745
396	ZAGG, Inc.*	1,798
		1,044,800
	Consumer Staples — 2.1%

5	Alico, Inc.	187
1,130	Alliance One International, Inc.*	2,802
362	Andersons, Inc. (The)	18,440
41	Boulder Brands, Inc.*	556
28	Cal-Maine Foods, Inc.	1,953
472	Central Garden and Pet Co., Class A*	3,757
599	Chiquita Brands International, Inc.*	6,146
85	Craft Brew Alliance, Inc.*	936
1,494	Darling Ingredients, Inc.*	29,865
287	Diamond Foods, Inc.*	9,170
50	Elizabeth Arden, Inc.*	1,356
118	Fairway Group Holdings Corp.*	727
488	Fresh Del Monte Produce, Inc.	14,137
34	Griffin Land & Nurseries, Inc.	955
426	Harbinger Group, Inc.*	5,044
153	Ingles Markets, Inc., Class A	4,012
64	Inter Parfums, Inc.	1,912
106	John B. Sanfilippo & Son, Inc.	2,724
141	Nature’s Sunshine Products, Inc.	2,077
110	Nutraceutical International Corp.*	2,619
47	Oil-Dri Corp. of America	1,533
236	Omega Protein Corp.*	3,396
10	Orchids Paper Products Co.	301
283	Pantry, Inc. (The)*	4,780
567	Post Holdings, Inc.*	28,333
98	Revlon, Inc., Class A*	3,089
3,701	Rite Aid Corp.*	30,940
355	Roundy’s, Inc.	1,906
3	Seaboard Corp.*	8,085
105	Seneca Foods Corp., Class A*	3,205
521	Snyder’s-Lance, Inc.	14,161
472	SpartanNash Co.	11,460
675	SUPERVALU, Inc.*	5,042
21	Synutra International, Inc.*	118
16	Tootsie Roll Industries, Inc.	466
163	TreeHouse Foods, Inc.*	12,217
301	Universal Corp.	16,119
214	Vector Group Ltd.	4,475
28	Village Super Market, Inc., Class A	687
142	Weis Markets, Inc.	6,727
		266,415
	Energy — 6.4%

25	Adams Resources & Energy, Inc.	1,581
300	Alon USA Energy, Inc.	4,485
2,847	Alpha Natural Resources, Inc.*	9,623
99	Apco Oil and Gas International, Inc.*	1,392
198	Approach Resources, Inc.*	3,865
2,737	Arch Coal, Inc.	9,744
164	Athlon Energy, Inc.*	7,127
386	Basic Energy Services, Inc.*	10,499
446	Bill Barrett Corp.*	11,150
111	Bolt Technology Corp.	2,002
1,519	BPZ Resources, Inc.*	4,648
466	Bristow Group, Inc.	35,407
581	C&J Energy Services, Inc.*	17,784
1,263	Cal Dive International, Inc.*	1,629
514	Callon Petroleum Co.*	5,423
144	CARBO Ceramics, Inc.	19,810
84	Carrizo Oil & Gas, Inc.*	4,827

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
331	CHC Group Ltd.*	$2,327
76	Clayton Williams Energy, Inc.*	9,469
784	Cloud Peak Energy, Inc.*	14,481
623	Comstock Resources, Inc.	16,939
160	Contango Oil & Gas Co.*	6,878
104	Dawson Geophysical Co.	2,728
165	Delek U.S. Holdings, Inc.	5,127
730	Emerald Oil, Inc.*	4,745
651	Endeavour International Corp.*	1,302
941	Energy XXI Bermuda Ltd.	20,184
261	EPL Oil & Gas, Inc.*	9,895
459	Equal Energy Ltd.	2,419
260	Era Group, Inc.*	7,597
1,065	EXCO Resources, Inc.	5,602
742	Exterran Holdings, Inc.	30,971
1,338	Forest Oil Corp.*	3,292
254	Forum Energy Technologies, Inc.*	8,392
743	Frontline Ltd.*	1,679
411	GasLog Ltd.	9,597
326	Green Plains, Inc.	9,526
186	Gulf Island Fabrication, Inc.	3,666
344	GulfMark Offshore, Inc., Class A	15,965
2,987	Halcon Resources Corp.*	18,639
112	Hallador Energy Co.	1,060
1,366	Helix Energy Solutions Group, Inc.*	31,937
2,057	Hercules Offshore, Inc.*	9,339
437	Hornbeck Offshore Services, Inc.*	19,770
1,415	ION Geophysical Corp.*	5,901
88	Jones Energy, Inc., Class A*	1,542
1,964	Key Energy Services, Inc.*	15,810
393	Knightsbridge Tankers Ltd.	5,203
1,521	Magnum Hunter Resources Corp.*	11,651
838	Matador Resources Co.*	20,849
282	Matrix Service Co.*	9,207
428	Midstates Petroleum Co., Inc.*	2,380
394	Miller Energy Resources, Inc.*	2,143
166	Mitcham Industries, Inc.*	2,229
159	Natural Gas Services Group, Inc.*	4,776
212	Newpark Resources, Inc.*	2,387
1,150	Nordic American Tankers Ltd.	9,407
678	North Atlantic Drilling Ltd.	7,112
823	Northern Oil and Gas, Inc.*	12,551
174	Nuverra Environmental Solutions, Inc.*	2,961
6	Panhandle Oil and Gas, Inc., Class A	330
1,536	Parker Drilling Co.*	9,938
459	PDC Energy, Inc.*	29,463
712	Penn Virginia Corp.*	10,808
49	PetroQuest Energy, Inc.*	300
152	PHI, Inc. (Non-Voting)*	6,800
802	Pioneer Energy Services Corp.*	12,752
1,335	Quicksilver Resources, Inc.*	3,217
216	Renewable Energy Group, Inc.*	2,136
873	Resolute Energy Corp.*	7,263
64	REX American Resources Corp.*	4,449
182	RSP Permian, Inc.*	4,914
459	Sanchez Energy Corp.*	15,803
2,381	Scorpio Tankers, Inc.	21,596
238	SEACOR Holdings, Inc.*	19,059
37	SemGroup Corp., Class A	2,514
722	Ship Finance International Ltd.	13,371
715	Stone Energy Corp.*	31,739
559	Swift Energy Co.*	6,065
802	Teekay Tankers Ltd., Class A	2,903
390	Tesco Corp.	8,307
1,009	TETRA Technologies, Inc.*	11,634
18	TGC Industries, Inc.*	82
715	Triangle Petroleum Corp.*	7,186
1,316	Ur-Energy, Inc.*	1,632
371	VAALCO Energy, Inc.*	2,412
2,592	Vantage Drilling Co.*	4,329
448	W&T Offshore, Inc.	6,572
940	Warren Resources, Inc.*	4,305
304	Western Refining, Inc.	12,470
152	Westmoreland Coal Co.*	4,631
516	Willbros Group, Inc.*	6,275
276	ZaZa Energy Corp.*	193
		816,079
	Financials — 32.6%

195	1st Source Corp.	5,916
385	1st United Bancorp, Inc./FL	3,215
580	Acadia Realty Trust (REIT)	16,002
94	Access National Corp.	1,406
360	AG Mortgage Investment Trust, Inc. (REIT)	6,840
192	Agree Realty Corp. (REIT)	5,921
555	Alexander & Baldwin, Inc.	21,040
729	Altisource Residential Corp. (REIT)	20,332
460	Ambac Financial Group, Inc.*	12,963
433	American Assets Trust, Inc. (REIT)	14,852
682	American Capital Mortgage Investment Corp. (REIT)	13,933
807	American Equity Investment Life Holding Co.	18,174
101	American National Bankshares, Inc.	2,260
6,071	American Realty Capital Properties, Inc. (REIT)	75,341
177	American Residential Properties, Inc. (REIT)*	3,239
324	Ameris Bancorp*	6,807
237	AMERISAFE, Inc.	9,127
120	Ames National Corp.	2,724
253	AmREIT, Inc. (REIT)	4,496
77	AmTrust Financial Services, Inc.	3,288
1,650	Anworth Mortgage Asset Corp. (REIT)	8,910
595	Apollo Commercial Real Estate Finance, Inc. (REIT)	9,966
2,898	Apollo Investment Corp.	24,285
413	Apollo Residential Mortgage, Inc. (REIT)	6,930
276	Ares Commercial Real Estate Corp. (REIT)	3,458
233	Argo Group International Holdings Ltd.	11,289
245	Arlington Asset Investment Corp., Class A	6,774
245	Armada Hoffler Properties, Inc. (REIT)	2,367
4,825	ARMOUR Residential REIT, Inc. (REIT)	20,989
137	Arrow Financial Corp.	3,546
250	Ashford Hospitality Prime, Inc. (REIT)	4,075
870	Ashford Hospitality Trust, Inc. (REIT)	9,309
742	Associated Estates Realty Corp. (REIT)	12,829
1,139	Astoria Financial Corp.	14,556
122	AV Homes, Inc.*	2,024
168	Aviv REIT, Inc. (REIT)	4,662

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
119	Baldwin & Lyons, Inc., Class B	$3,033
315	Banc of California, Inc.	3,433
91	BancFirst Corp.	5,406
377	Banco Latinoamericano de Comercio Exterior S.A., Class E	10,081
424	Bancorp, Inc. (The)/DE*	6,657
1,227	BancorpSouth, Inc.	28,834
599	Bank Mutual Corp.	3,630
79	Bank of Kentucky Financial Corp. (The)	2,766
76	Bank of Marin Bancorp	3,288
115	Bank of the Ozarks, Inc.	6,790
272	BankFinancial Corp.	2,717
251	Banner Corp.	9,581
76	Bar Harbor Bankshares	1,930
1,019	BBCN Bancorp, Inc.	15,540
93	BBX Capital Corp., Class A*	1,843
412	Beneficial Mutual Bancorp, Inc.*	5,566
323	Berkshire Hills Bancorp, Inc.	7,300
956	BlackRock Kelso Capital Corp.	8,289
68	Blue Capital Reinsurance Holdings Ltd.	1,220
236	BNC Bancorp	4,003
1,028	Boston Private Financial Holdings, Inc.	12,994
144	Bridge Bancorp, Inc.	3,544
124	Bridge Capital Holdings*	2,807
904	Brookline Bancorp, Inc.	8,082
174	Bryn Mawr Bank Corp.	4,943
42	C&F Financial Corp.	1,464
222	Calamos Asset Management, Inc., Class A	2,764
30	California First National Bancorp	458
98	Camden National Corp.	3,606
832	Campus Crest Communities, Inc. (REIT)	7,380
303	Capital Bank Financial Corp., Class A*	7,351
161	Capital City Bank Group, Inc.	2,082
174	Capital Southwest Corp.	6,290
43	Capitala Finance Corp.	790
1,921	Capitol Federal Financial, Inc.	23,244
1,232	Capstead Mortgage Corp. (REIT)	16,225
412	Cardinal Financial Corp.	7,156
394	Cascade Bancorp*	1,710
368	Cash America International, Inc.	17,484
134	CatchMark Timber Trust, Inc., Class A (REIT)	1,774
1,017	Cathay General Bancorp	24,439
1,022	Cedar Realty Trust, Inc. (REIT)	6,275
152	Center Bancorp, Inc.	2,821
388	CenterState Banks, Inc.	4,121
241	Central Pacific Financial Corp.	4,589
44	Century Bancorp, Inc./MA, Class A	1,467
3,050	Chambers Street Properties (REIT)	24,400
293	Charter Financial Corp./MD	3,197
339	Chatham Lodging Trust (REIT)	7,628
380	Chemical Financial Corp.	10,921
46	Chemung Financial Corp.	1,321
626	Chesapeake Lodging Trust (REIT)	18,260
88	CIFC Corp.	761
159	Citizens & Northern Corp.	2,969
560	Citizens, Inc./TX*	3,735
202	City Holding Co.	8,728
108	Clifton Bancorp, Inc.	1,298
186	CNB Financial Corp./PA	3,115
2,865	CNO Financial Group, Inc.	46,212
457	CoBiz Financial, Inc.	4,739
1,191	Colony Financial, Inc. (REIT)	26,393
658	Columbia Banking System, Inc.	16,299
516	Community Bank System, Inc.	18,323
200	Community Trust Bancorp, Inc.	6,864
136	CommunityOne Bancorp*	1,314
23	ConnectOne Bancorp, Inc.*	1,105
75	Consolidated-Tomoka Land Co.	3,469
100	Consumer Portfolio Services, Inc.*	734
2,168	Cousins Properties, Inc. (REIT)	26,016
1,259	Cowen Group, Inc., Class A*	5,200
213	Crawford & Co., Class B	2,087
121	CU Bancorp*	2,222
1,809	CubeSmart (REIT)	32,996
283	Customers Bancorp, Inc.*	5,377
1,184	CVB Financial Corp.	17,263
247	CyrusOne, Inc. (REIT)	5,651
2,085	CYS Investments, Inc. (REIT)	19,265
4,079	DCT Industrial Trust, Inc. (REIT)	32,306
522	DFC Global Corp.*	4,891
2,521	DiamondRock Hospitality Co. (REIT)	31,311
411	Dime Community Bancshares, Inc.	6,214
96	Donegal Group, Inc., Class A	1,401
84	Doral Financial Corp.*	330
455	DuPont Fabros Technology, Inc. (REIT)	11,634
709	Dynex Capital, Inc. (REIT)	6,133
288	Eagle Bancorp, Inc.*	9,207
25	EastGroup Properties, Inc. (REIT)	1,592
1,470	Education Realty Trust, Inc. (REIT)	15,376
83	Ellington Residential Mortgage REIT (REIT)	1,440
58	EMC Insurance Group, Inc.	1,791
866	Empire State Realty Trust, Inc., Class A (REIT)	14,194
120	Employers Holdings, Inc.	2,524
71	Encore Capital Group, Inc.*	3,074
80	Enstar Group Ltd.*	11,272
93	Enterprise Bancorp, Inc./MA	1,818
249	Enterprise Financial Services Corp.	4,350
666	EPR Properties (REIT)	35,911
776	Equity One, Inc. (REIT)	17,817
166	ESB Financial Corp.	2,090
110	ESSA Bancorp, Inc.	1,167
246	Essent Group Ltd.*	4,908
1,038	EverBank Financial Corp.	19,774
617	Excel Trust, Inc. (REIT)	8,144
658	EZCORP, Inc., Class A*	8,041
96	Farmers Capital Bank Corp.*	1,835
115	FBL Financial Group, Inc., Class A	5,027
103	FBR & Co.*	2,688
133	Federal Agricultural Mortgage Corp., Class C	4,126
1,601	FelCor Lodging Trust, Inc. (REIT)	15,754
133	Fidelity & Guaranty Life	2,846
189	Fidelity Southern Corp.	2,529
177	Fidus Investment Corp.	3,253
1,764	Fifth Street Finance Corp.	16,388
178	Financial Institutions, Inc.	4,105
1,395	First American Financial Corp.	39,088
123	First Bancorp, Inc./ME	1,988
930	First BanCorp./Puerto Rico*	4,529
254	First Bancorp/NC	4,592
934	First Busey Corp.	5,193

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,262	First Commonwealth Financial Corp.	$10,853
218	First Community Bancshares, Inc./VA	3,183
219	First Connecticut Bancorp, Inc./CT	3,410
126	First Defiance Financial Corp.	3,557
26	First Federal Bancshares of Arkansas, Inc.*	210
746	First Financial Bancorp	12,130
131	First Financial Bankshares, Inc.	7,792
145	First Financial Corp./IN	4,660
310	First Financial Holdings, Inc.	18,250
195	First Financial Northwest, Inc.	2,153
1,386	First Industrial Realty Trust, Inc. (REIT)	25,696
226	First Interstate BancSystem, Inc.	5,801
118	First Marblehead Corp. (The)*	503
451	First Merchants Corp.	8,948
968	First Midwest Bancorp, Inc./IL	15,488
54	First NBC Bank Holding Co.*	1,831
102	First of Long Island Corp. (The)	3,934
758	First Potomac Realty Trust (REIT)	9,915
859	First Security Group, Inc./TN*	1,770
2,137	FirstMerit Corp.	39,898
256	Flagstar Bancorp, Inc.*	4,355
398	Flushing Financial Corp.	7,916
2,009	FNB Corp./PA	24,590
396	Forestar Group, Inc.*	6,898
83	Fortegra Financial Corp.*	593
157	Fox Chase Bancorp, Inc.	2,520
129	Franklin Financial Corp./VA*	2,577
1,161	Franklin Street Properties Corp. (REIT)	14,536
142	Gain Capital Holdings, Inc.	1,120
77	Garrison Capital, Inc.	1,126
520	Geo Group, Inc. (The) (REIT)	17,685
163	German American Bancorp, Inc.	4,393
330	Getty Realty Corp. (REIT)	6,448
898	GFI Group, Inc.	3,035
929	Glacier Bancorp, Inc.	24,405
271	Gladstone Capital Corp.	2,694
202	Gladstone Commercial Corp. (REIT)	3,630
341	Gladstone Investment Corp.	2,636
192	Glimcher Realty Trust (REIT)	2,116
108	Global Indemnity PLC*	2,856
481	Golub Capital BDC, Inc.	8,187
705	Government Properties Income Trust (REIT)	17,992
1,264	Gramercy Property Trust, Inc. (REIT)	7,420
133	Great Southern Bancorp, Inc.	3,896
364	Green Dot Corp., Class A*	6,687
275	Greenlight Capital Re Ltd., Class A*	8,715
249	GSV Capital Corp.*	2,308
190	Guaranty Bancorp	2,622
174	Hallmark Financial Services, Inc.*	1,703
435	Hampton Roads Bankshares, Inc.*	718
1,095	Hancock Holding Co.	36,989
407	Hanmi Financial Corp.	8,673
755	Healthcare Realty Trust, Inc. (REIT)	18,822
191	Heartland Financial USA, Inc.	4,628
794	Hercules Technology Growth Capital, Inc.	12,101
269	Heritage Commerce Corp.	2,168
373	Heritage Financial Corp./WA	5,875
281	Heritage Oaks Bancorp*	2,068
2,612	Hersha Hospitality Trust (REIT)	16,534
66	HFF, Inc., Class A	2,133
801	Highwoods Properties, Inc. (REIT)	32,505
860	Hilltop Holdings, Inc.*	17,845
17	Hingham Institution for Savings	1,250
84	Home Bancorp, Inc.*	1,735
429	Home BancShares, Inc./AR	13,089
916	Home Loan Servicing Solutions Ltd.	20,427
167	HomeStreet, Inc.	2,993
269	HomeTrust Bancshares, Inc.*	4,073
512	Horace Mann Educators Corp.	14,956
119	Horizon Bancorp/IN	2,529
106	Horizon Technology Finance Corp.	1,438
648	Hudson Pacific Properties, Inc. (REIT)	15,358
212	Hudson Valley Holding Corp.	3,793
401	Iberiabank Corp.	25,046
459	ICG Group, Inc.*	8,868
222	Imperial Holdings, Inc.*	1,445
102	Independence Holding Co.	1,452
306	Independent Bank Corp./MA	11,077
49	Independent Bank Group, Inc.	2,291
75	Infinity Property & Casualty Corp.	4,801
153	Inland Real Estate Corp. (REIT)	1,625
688	International Bancshares Corp.	16,581
231	Intervest Bancshares Corp.	1,714
124	INTL FCStone, Inc.*	2,284
1,606	Invesco Mortgage Capital, Inc. (REIT)	28,523
480	Investment Technology Group, Inc.*	9,182
1,473	Investors Bancorp, Inc.	15,908
1,293	Investors Real Estate Trust (REIT)	11,482
17	Investors Title Co.	1,170
1,097	iStar Financial, Inc. (REIT)*	15,841
1,924	Janus Capital Group, Inc.	22,472
155	JAVELIN Mortgage Investment Corp. (REIT)	2,082
93	JGWPT Holdings, Inc., Class A*	991
202	JMP Group, Inc.	1,313
51	Kansas City Life Insurance Co.	2,203
365	KCAP Financial, Inc.	2,909
518	KCG Holdings, Inc., Class A*	6,211
185	Kearny Financial Corp.*	2,631
756	Kennedy-Wilson Holdings, Inc.	18,726
1,685	Kite Realty Group Trust (REIT)	10,464
197	Ladder Capital Corp., Class A*	3,654
486	Lakeland Bancorp, Inc.	5,046
212	Lakeland Financial Corp.	7,670
1,341	LaSalle Hotel Properties (REIT)	44,240
95	LCNB Corp.	1,458
2,317	Lexington Realty Trust (REIT)	26,298
60	LTC Properties, Inc. (REIT)	2,384
306	Macatawa Bank Corp.	1,530
559	Maiden Holdings Ltd.	6,842
471	Main Street Capital Corp.	14,615
263	MainSource Financial Group, Inc.	4,379
175	Manning & Napier, Inc.	2,991
63	Marcus & Millichap, Inc.*	1,282
106	Marlin Business Services Corp.	2,208
707	MB Financial, Inc.	18,976
918	MCG Capital Corp.	3,130
607	Meadowbrook Insurance Group, Inc.	4,134
275	Medallion Financial Corp.	3,715
2,206	Medical Properties Trust, Inc. (REIT)	29,825
607	Medley Capital Corp.	7,521
216	Mercantile Bank Corp.	4,629
72	Merchants Bancshares, Inc./VT	2,192

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
101	Meridian Interstate Bancorp, Inc.*	$2,626
77	Meta Financial Group, Inc.	2,885
182	Metro Bancorp, Inc.*	3,977
1,882	MGIC Investment Corp.*	15,959
69	Middleburg Financial Corp.	1,259
106	MidSouth Bancorp, Inc.	1,996
87	MidWestOne Financial Group, Inc.	2,052
708	Monmouth Real Estate Investment Corp., Class A (REIT)	6,705
532	Montpelier Re Holdings Ltd.	16,726
292	MVC Capital, Inc.	3,729
54	NASB Financial, Inc.	1,252
586	National Bank Holdings Corp., Class A	11,468
90	National Bankshares, Inc.	2,835
62	National Interstate Corp.	1,754
1,509	National Penn Bancshares, Inc.	15,513
28	National Western Life Insurance Co., Class A	6,852
134	Navigators Group, Inc. (The)*	8,350
565	NBT Bancorp, Inc.	12,837
295	Nelnet, Inc., Class A	12,145
618	New Mountain Finance Corp.	8,788
3,636	New Residential Investment Corp. (REIT)	23,052
1,169	New York Mortgage Trust, Inc. (REIT)	9,305
326	NewBridge Bancorp*	2,445
338	NewStar Financial, Inc.*	4,549
271	NGP Capital Resources Co.	1,740
133	Nicholas Financial, Inc.	1,939
534	Northfield Bancorp, Inc.	6,947
84	Northrim BanCorp, Inc.	2,075
4,735	NorthStar Realty Finance Corp. (REIT)	78,364
1,209	Northwest Bancshares, Inc.	16,092
178	OceanFirst Financial Corp.	2,909
588	OFG Bancorp	10,619
1,354	Old National Bancorp/IN	18,320
148	OmniAmerican Bancorp, Inc.	3,562
151	One Liberty Properties, Inc. (REIT)	3,247
292	OneBeacon Insurance Group Ltd., Class A	4,465
128	Oppenheimer Holdings, Inc., Class A	2,944
403	Oritani Financial Corp.	6,073
231	Pacific Continental Corp.	3,192
215	Pacific Premier Bancorp, Inc.*	3,036
1,206	PacWest Bancorp	48,747
57	Palmetto Bancshares, Inc.*	767
148	Park National Corp.	11,048
577	Park Sterling Corp.	3,722
762	Parkway Properties, Inc./MD (REIT)	15,217
155	Peapack Gladstone Financial Corp.	3,066
792	Pebblebrook Hotel Trust (REIT)	28,148
190	PennantPark Floating Rate Capital Ltd.	2,660
857	PennantPark Investment Corp.	9,470
58	Penns Woods Bancorp, Inc.	2,672
877	Pennsylvania Real Estate Investment Trust (REIT)	15,742
165	PennyMac Financial Services, Inc., Class A*	2,619
909	PennyMac Mortgage Investment Trust (REIT)	19,198
139	Peoples Bancorp, Inc./OH	3,419
736	PHH Corp.*	18,746
75	Phoenix Cos., Inc. (The)*	3,595
317	Physicians Realty Trust (REIT)	4,378
293	PICO Holdings, Inc.*	6,795
452	Pinnacle Financial Partners, Inc.	15,603
208	Piper Jaffray Cos.*	9,158
354	Platinum Underwriters Holdings Ltd.	22,709
150	Preferred Bank/CA*	3,380
735	Primerica, Inc.	33,104
837	PrivateBancorp, Inc.	22,356
4,022	Prospect Capital Corp.	39,979
819	Prosperity Bancshares, Inc.	47,608
112	Provident Financial Holdings, Inc.	1,624
770	Provident Financial Services, Inc.	13,036
148	QTS Realty Trust, Inc., Class A (REIT)	4,307
1,791	Radian Group, Inc.	25,826
1,050	RAIT Financial Trust (REIT)	8,232
858	Ramco-Gershenson Properties Trust (REIT)	14,243
21	RCS Capital Corp., Class A	546
107	RE/MAX Holdings, Inc., Class A	3,074
1,059	Redwood Trust, Inc. (REIT)	20,640
34	Regional Management Corp.*	489
394	Renasant Corp.	10,902
125	Republic Bancorp, Inc./KY, Class A	2,906
157	Resource America, Inc., Class A	1,344
1,637	Resource Capital Corp. (REIT)	9,429
927	Retail Opportunity Investments Corp. (REIT)	14,647
156	Rexford Industrial Realty, Inc. (REIT)	2,181
549	RLI Corp.	24,485
1,688	RLJ Lodging Trust (REIT)	46,774
336	Rouse Properties, Inc. (REIT)	5,484
200	Ryman Hospitality Properties, Inc. (REIT)	9,226
383	S&T Bancorp, Inc.	9,295
358	Sabra Health Care REIT, Inc. (REIT)	10,482
271	Safeguard Scientifics, Inc.*	5,171
166	Safety Insurance Group, Inc.	8,562
322	Sandy Spring Bancorp, Inc.	7,635
215	Seacoast Banking Corp. of Florida*	2,292
334	Select Income REIT (REIT)	9,596
716	Selective Insurance Group, Inc.	17,019
157	Sierra Bancorp	2,485
196	Silver Bay Realty Trust Corp. (REIT)	3,111
59	Silvercrest Asset Management Group, Inc., Class A	1,027
213	Simmons First National Corp., Class A	8,654
580	Solar Capital Ltd.	12,087
148	Solar Senior Capital Ltd.	2,480
242	Southside Bancshares, Inc.	6,248
254	Southwest Bancorp, Inc./OK	4,369
38	Sovran Self Storage, Inc. (REIT)	2,918
176	Springleaf Holdings, Inc.*	4,131
572	STAG Industrial, Inc. (REIT)	13,699
193	State Auto Financial Corp.	4,171
412	State Bank Financial Corp.	6,637
1,076	Sterling Bancorp/DE	12,191
275	Stewart Information Services Corp.	8,822
821	Stifel Financial Corp.*	37,087
180	Stock Yards Bancorp, Inc.	5,141
105	Stonegate Mortgage Corp.*	1,599
372	Strategic Hotels & Resorts, Inc. (REIT)*	4,055

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
149	Suffolk Bancorp*	$3,363
1,029	Summit Hotel Properties, Inc. (REIT)	10,331
522	Sun Bancorp, Inc./NJ*	1,968
2,358	Sunstone Hotel Investors, Inc. (REIT)	34,639
2,405	Susquehanna Bancshares, Inc.	23,761
373	SWS Group, Inc.*	2,678
1,051	Symetra Financial Corp.	21,913
231	Talmer Bancorp, Inc., Class A*	3,135
223	Taylor Capital Group, Inc.*	4,725
458	TCP Capital Corp.	7,859
13	Tejon Ranch Co.*	396
413	Terreno Realty Corp. (REIT)	8,012
130	Territorial Bancorp, Inc.	2,682
554	Texas Capital Bancshares, Inc.*	28,365
238	Third Point Reinsurance Ltd.*	3,629
437	THL Credit, Inc.	5,812
678	TICC Capital Corp.	6,570
186	Tompkins Financial Corp.	8,584
685	Tower Group International Ltd.	1,473
339	TowneBank/VA	5,288
35	Tree.com, Inc.*	887
355	Triangle Capital Corp.	9,319
207	Trico Bancshares	4,738
85	Tristate Capital Holdings, Inc.*	1,120
1,215	TrustCo Bank Corp./NY	7,812
866	Trustmark Corp.	20,048
460	UMB Financial Corp.	25,392
196	UMH Properties, Inc. (REIT)	1,944
2,176	Umpqua Holdings Corp.	36,056
546	Union Bankshares Corp.	13,634
838	United Bankshares, Inc./WV	25,391
555	United Community Banks, Inc./GA*	8,514
637	United Community Financial Corp./OH*	2,503
676	United Financial Bancorp, Inc.	9,106
243	United Fire Group, Inc.	6,743
303	Universal Insurance Holdings, Inc.	3,784
215	Univest Corp. of Pennsylvania	4,476
81	Urstadt Biddle Properties, Inc., Class A (REIT)	1,678
155	VantageSouth Bancshares, Inc.*	944
515	ViewPoint Financial Group, Inc.	12,798
198	Walker & Dunlop, Inc.*	2,926
476	Walter Investment Management Corp.*	13,761
617	Washington Real Estate Investment Trust (REIT)	15,937
187	Washington Trust Bancorp, Inc.	6,397
104	Waterstone Financial, Inc.	1,123
1,164	Webster Financial Corp.	34,827
334	WesBanco, Inc.	9,833
185	West Bancorp., Inc.	2,666
348	Westamerica Bancorp.	17,042
955	Western Alliance Bancorp.*	21,850
514	Western Asset Mortgage Capital Corp. (REIT)	7,412
220	Westfield Financial, Inc.	1,588
89	WhiteHorse Finance, Inc.	1,233
289	Whitestone REIT (REIT)	4,127
874	Wilshire Bancorp, Inc.	8,819
383	Winthrop Realty Trust (REIT)	5,745
554	Wintrust Financial Corp.	24,143
101	WSFS Financial Corp.	6,860
185	Yadkin Financial Corp.*	3,487
7	ZAIS Financial Corp. (REIT)	115
		4,189,286
	Health Care — 3.9%

55	ACADIA Pharmaceuticals, Inc.*	1,136
13	Acceleron Pharma, Inc.*	386
63	Addus HomeCare Corp.*	1,434
21	Aerie Pharmaceuticals, Inc.*	329
917	Affymetrix, Inc.*	7,574
14	Agios Pharmaceuticals, Inc.*	492
300	Albany Molecular Research, Inc.*	4,737
39	Alliance HealthCare Services, Inc.*	1,167
107	Almost Family, Inc.*	2,198
43	Alnylam Pharmaceuticals, Inc.*	2,549
799	Alphatec Holdings, Inc.*	1,199
406	Amedisys, Inc.*	5,907
292	Amsurg Corp.*	13,222
87	Analogic Corp.	5,944
318	AngioDynamics, Inc.*	4,557
64	Anika Therapeutics, Inc.*	2,997
21	Aratana Therapeutics, Inc.*	295
334	Arena Pharmaceuticals, Inc.*	2,054
8	Argos Therapeutics, Inc.*	64
44	Arqule, Inc.*	63
15	Auspex Pharmaceuticals, Inc.*	317
669	AVEO Pharmaceuticals, Inc.*	743
10	BIND Therapeutics, Inc.*	85
38	Biolase, Inc.*	71
573	BioScrip, Inc.*	4,498
13	Bluebird Bio, Inc.*	301
199	Cambrex Corp.*	4,277
10	Cara Therapeutics, Inc.*	138
12	Celladon Corp.*	107
75	Celldex Therapeutics, Inc.*	1,096
7	Cellular Dynamics International, Inc.*	79
127	Chindex International, Inc.*	3,007
11	Conatus Pharmaceuticals, Inc.*	68
12	Concert Pharmaceuticals, Inc.*	106
358	CONMED Corp.	16,074
350	Cross Country Healthcare, Inc.*	2,020
326	CryoLife, Inc.	2,879
268	Curis, Inc.*	477
189	Cutera, Inc.*	1,865
162	Cynosure, Inc., Class A*	3,528
85	Cytokinetics, Inc.*	424
181	Cytori Therapeutics, Inc.*	436
262	Derma Sciences, Inc.*	2,667
7	Dicerna Pharmaceuticals, Inc.*	113
410	Dynavax Technologies Corp.*	590
6	Eagle Pharmaceuticals, Inc./DE*	71
6	Egalet Corp.*	79
8	Eleven Biotherapeutics, Inc.*	86
292	Emergent Biosolutions, Inc.*	6,334
13	Ensign Group, Inc. (The)	610
484	Enzon Pharmaceuticals, Inc.	436
12	Esperion Therapeutics, Inc.*	183
97	Exactech, Inc.*	2,259
13	Five Prime Therapeutics, Inc.*	169
553	Five Star Quality Care, Inc.*	2,920
8	Flexion Therapeutics, Inc.*	102
13	Foundation Medicine, Inc.*	309
7	Genocea Biosciences, Inc.*	133
1,997	Geron Corp.*	4,154
15	GlycoMimetics, Inc.*	107
308	Greatbatch, Inc.*	14,387

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
253	Hanger, Inc.*	$7,686
79	Harvard Apparatus Regenerative Technology, Inc.*	606
328	Harvard Bioscience, Inc.*	1,351
183	HealthSouth Corp.	6,427
152	Healthways, Inc.*	2,619
376	Horizon Pharma, Inc.*	5,335
16	ICU Medical, Inc.*	961
174	Idenix Pharmaceuticals, Inc.*	1,091
255	ImmunoGen, Inc.*	3,014
59	Immunomedics, Inc.*	196
883	Impax Laboratories, Inc.*	24,512
16	Inogen, Inc.*	269
135	Integra LifeSciences Holdings Corp.*	6,068
90	InterMune, Inc.*	3,566
21	Intrexon Corp.*	443
413	Invacare Corp.	6,815
15	Karyopharm Therapeutics, Inc.*	394
19	Kindred Biosciences, Inc.*	321
697	Kindred Healthcare, Inc.	17,300
29	LDR Holding Corp.*	684
205	Lexicon Pharmaceuticals, Inc.*	271
156	LHC Group, Inc.*	3,178
12	MacroGenics, Inc.*	224
349	Magellan Health Services, Inc.*	21,251
113	Medical Action Industries, Inc.*	780
549	Merit Medical Systems, Inc.*	7,702
100	Momenta Pharmaceuticals, Inc.*	1,239
139	National Healthcare Corp.	7,506
77	National Research Corp., Class A*	1,159
171	Natus Medical, Inc.*	4,215
230	Navidea Biopharmaceuticals, Inc.*	366
498	Nektar Therapeutics*	5,842
462	NPS Pharmaceuticals, Inc.*	14,382
472	NuVasive, Inc.*	15,736
202	Omnicell, Inc.*	5,359
9	OncoMed Pharmaceuticals, Inc.*	203
11	Onconova Therapeutics, Inc.*	53
17	Ophthotech Corp.*	692
716	OraSure Technologies, Inc.*	4,525
235	Orthofix International N.V.*	7,447
644	Owens & Minor, Inc.	22,334
20	Oxford Immunotec Global PLC*	348
666	Pacific Biosciences of California, Inc.*	3,303
226	Pernix Therapeutics Holdings, Inc.*	1,607
383	PharMerica Corp.*	10,395
117	PhotoMedex, Inc.*	1,466
348	Pozen, Inc.*	2,989
174	Progenics Pharmaceuticals, Inc.*	706
183	Prothena Corp. PLC*	3,810
21	PTC Therapeutics, Inc.*	498
18	Relypsa, Inc.*	421
35	Retrophin, Inc.*	512
13	Revance Therapeutics, Inc.*	409
1,124	Rigel Pharmaceuticals, Inc.*	3,698
425	Rockwell Medical, Inc.*	4,786
726	RTI Surgical, Inc.*	3,158
188	Sciclone Pharmaceuticals, Inc.*	946
583	Select Medical Holdings Corp.	8,832
24	SIGA Technologies, Inc.*	64
18	Skilled Healthcare Group, Inc., Class A*	119
816	Spectrum Pharmaceuticals, Inc.*	6,357
32	Staar Surgical Co.*	494
74	Surgical Care Affiliates, Inc.*	2,137
481	Symmetry Medical, Inc.*	4,242
29	Tandem Diabetes Care, Inc.*	471
360	Targacept, Inc.*	1,350
7	TetraLogic Pharmaceuticals Corp.*	31
335	Tornier N.V.*	7,206
14	Trevena, Inc.*	61
288	Triple-S Management Corp., Class B*	5,092
12	Ultragenyx Pharmaceutical, Inc.*	451
495	Universal American Corp.	3,891
14	USMD Holdings, Inc.*	171
9	Veracyte, Inc.*	137
85	Vical, Inc.*	102
42	Vocera Communications, Inc.*	543
560	WellCare Health Plans, Inc.*	43,372
521	Wright Medical Group, Inc.*	15,838
27	Xencor, Inc.*	238
600	XenoPort, Inc.*	2,430
121	XOMA Corp.*	501
		493,913
	Industrials — 10.9%

512	AAR Corp.	12,442
705	ABM Industries, Inc.	19,225
452	Acacia Research Corp.	7,295
1,464	ACCO Brands Corp.*	8,813
33	Accuride Corp.*	181
283	Aceto Corp.	4,933
944	Actuant Corp., Class A	33,540
446	Aegion Corp.*	10,691
239	Aerovironment, Inc.*	7,677
669	Air Transport Services Group, Inc.*	6,075
523	Aircastle Ltd.	8,776
91	Alamo Group, Inc.	4,717
306	Albany International Corp., Class A	11,398
252	Ameresco, Inc., Class A*	1,651
122	American Railcar Industries, Inc.	7,967
89	American Science & Engineering, Inc.	5,972
680	American Superconductor Corp.*	952
416	API Technologies Corp.*	1,165
107	Apogee Enterprises, Inc.	3,221
43	Applied Industrial Technologies, Inc.	2,048
486	ARC Document Solutions, Inc.*	3,013
332	ArcBest Corp.	14,200
180	Argan, Inc.	5,517
263	Astec Industries, Inc.	10,496
333	Atlas Air Worldwide Holdings, Inc.*	12,184
693	Barnes Group, Inc.	25,904
596	Brady Corp., Class A	16,169
621	Briggs & Stratton Corp.	12,780
180	Brink’s Co. (The)	4,806
142	CAI International, Inc.*	3,157
47	Casella Waste Systems, Inc., Class A*	259
460	CBIZ, Inc.*	3,924
182	CDI Corp.	2,535
112	Ceco Environmental Corp.	1,604
241	Celadon Group, Inc.	5,630
345	Cenveo, Inc.*	1,059
213	CIRCOR International, Inc.	16,243
216	Columbus McKinnon Corp.	6,083
356	Comfort Systems USA, Inc.	5,874
92	Commercial Vehicle Group, Inc.*	876
15	Compx International, Inc.	173
61	Continental Building Products, Inc.*	945

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
148	Courier Corp.	$2,010
131	CRA International, Inc.*	2,934
238	Cubic Corp.	11,579
604	Curtiss-Wright Corp.	40,245
230	Deluxe Corp.	12,901
961	DigitalGlobe, Inc.*	29,176
23	Douglas Dynamics, Inc.	402
137	Ducommun, Inc.*	3,478
268	Dycom Industries, Inc.*	7,973
176	Dynamic Materials Corp.	3,833
865	EMCOR Group, Inc.	38,510
233	Encore Wire Corp.	11,324
324	Energy Recovery, Inc.*	1,678
221	EnerNOC, Inc.*	4,241
418	EnerSys, Inc.	28,859
221	Engility Holdings, Inc.*	8,542
337	Ennis, Inc.	5,106
148	EnPro Industries, Inc.*	10,862
14	Erickson, Inc.*	228
244	ESCO Technologies, Inc.	8,203
403	Esterline Technologies Corp.*	44,914
12	ExOne Co. (The)*	356
37	Franklin Covey Co.*	805
32	Franklin Electric Co., Inc.	1,226
155	FreightCar America, Inc.	3,985
520	FTI Consulting, Inc.*	16,780
182	Furmanite Corp.*	1,978
210	G&K Services, Inc., Class A	10,880
170	GenCorp, Inc.*	3,164
594	General Cable Corp.	15,147
396	Gibraltar Industries, Inc.*	6,281
81	Global Brass & Copper Holdings, Inc.	1,306
219	Global Power Equipment Group, Inc.	3,620
69	Gorman-Rupp Co. (The)	2,188
1,507	GrafTech International Ltd.*	15,748
501	Granite Construction, Inc.	17,796
697	Great Lakes Dredge & Dock Corp.*	5,311
315	Greenbrier Cos., Inc. (The)*	17,483
526	Griffon Corp.	6,149
162	Hardinge, Inc.	2,069
670	Hawaiian Holdings, Inc.*	10,345
142	Heartland Express, Inc.	3,071
233	Heidrick & Struggles International, Inc.	4,352
10	Heritage-Crystal Clean, Inc.*	167
32	HNI Corp.	1,198
157	Houston Wire & Cable Co.	1,860
83	Hurco Cos., Inc.	2,296
261	Huron Consulting Group, Inc.*	17,717
254	ICF International, Inc.*	9,449
15	Insteel Industries, Inc.	294
72	International Shipholding Corp.	1,710
122	Intersections, Inc.	540
3,154	JetBlue Airways Corp.*	30,468
145	Kadant, Inc.	5,496
122	Kaman Corp.	5,189
347	Kelly Services, Inc., Class A	6,163
252	KEYW Holding Corp. (The)*	2,671
31	Kforce, Inc.	683
418	Kimball International, Inc., Class B	6,742
201	Knoll, Inc.	3,526
628	Korn/Ferry International*	19,072
567	Kratos Defense & Security Solutions, Inc.*	4,825
131	L.B. Foster Co., Class A	6,691
256	Layne Christensen Co.*	3,876
121	LMI Aerospace, Inc.*	1,673
279	LSI Industries, Inc.	2,215
220	Lydall, Inc.*	6,070
302	Marten Transport Ltd.	7,275
168	McGrath RentCorp	5,759
1,257	Meritor, Inc.*	17,359
145	Miller Industries, Inc.	2,945
446	Mobile Mini, Inc.	19,423
531	Moog, Inc., Class A*	38,264
62	Multi-Color Corp.	2,178
271	MYR Group, Inc.*	6,780
57	National Presto Industries, Inc.	4,012
650	Navigant Consulting, Inc.*	10,940
43	NCI Building Systems, Inc.*	720
87	NL Industries, Inc.	767
221	NN, Inc.	5,421
50	Norcraft Cos., Inc.*	830
122	Northwest Pipe Co.*	4,387
75	Odyssey Marine Exploration, Inc.*	104
774	Orbital Sciences Corp.*	20,263
351	Orion Marine Group, Inc.*	3,970
84	Patriot Transportation Holding, Inc.*	2,853
1,782	Pendrell Corp.*	2,869
153	Pike Corp.*	1,366
21	Ply Gem Holdings, Inc.*	247
270	PMFG, Inc.*	1,366
119	Powell Industries, Inc.	7,358
30	Preformed Line Products Co.	1,573
322	Quad/Graphics, Inc.	6,756
180	Quality Distribution, Inc.*	2,590
478	Quanex Building Products Corp.	8,508
305	Republic Airways Holdings, Inc.*	3,209
500	Resources Connection, Inc.	6,200
24	Revolution Lighting Technologies, Inc.*	56
122	Roadrunner Transportation Systems, Inc.*	3,187
360	RPX Corp.*	5,850
282	Rush Enterprises, Inc., Class A*	9,357
174	Schawk, Inc.	3,532
1,454	Scorpio Bulkers, Inc.*	13,362
480	Simpson Manufacturing Co., Inc.	15,965
635	SkyWest, Inc.	7,264
70	SP Plus Corp.*	1,660
132	Sparton Corp.*	3,886
132	Standex International Corp.	9,747
963	Steelcase, Inc., Class A	15,784
222	Sterling Construction Co., Inc.*	2,036
36	Stock Building Supply Holdings, Inc.*	689
1,468	Swisher Hygiene, Inc.*	543
232	TAL International Group, Inc.*	10,166
238	Tecumseh Products Co.*	1,159
332	Teledyne Technologies, Inc.*	31,464
773	Tetra Tech, Inc.	20,570
183	Textainer Group Holdings Ltd.	7,089
166	Titan International, Inc.	2,624
222	Titan Machinery, Inc.*	3,887
209	TRC Cos., Inc.*	1,108
478	Tutor Perini Corp.*	14,641
107	Twin Disc, Inc.	3,472
276	Ultrapetrol (Bahamas) Ltd.*	834
84	UniFirst Corp.	8,312
523	United Stationers, Inc.	20,831
256	Universal Forest Products, Inc.	12,429

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
336	UTi Worldwide, Inc.	$3,276
262	Viad Corp.	6,010
228	Vicor Corp.*	1,687
53	VSE Corp.	3,281
812	Wabash National Corp.*	11,116
340	Watts Water Technologies, Inc., Class A	18,958
423	Werner Enterprises, Inc.	11,167
416	Wesco Aircraft Holdings, Inc.*	9,044
94	West Corp.	2,519
495	XPO Logistics, Inc.*	12,439
311	YRC Worldwide, Inc.*	6,963
		1,394,055
	Information Technology — 8.2%

39	Actuate Corp.*	182
714	Acxiom Corp.*	16,229
268	ADTRAN, Inc.	6,014
31	Advanced Energy Industries, Inc.*	607
253	Aeroflex Holding Corp.*	2,651
183	Agilysys, Inc.*	2,655
224	Alpha & Omega Semiconductor Ltd.*	1,846
905	Amkor Technology, Inc.*	9,150
1,061	ANADIGICS, Inc.*	1,146
237	Angie’s List, Inc.*	2,524
146	Anixter International, Inc.	15,038
19	Applied Optoelectronics, Inc.*	407
177	ARRIS Group, Inc.*	5,860
69	Aspen Technology, Inc.*	2,966
131	Audience, Inc.*	1,626
790	Aviat Networks, Inc.*	837
1,397	Axcelis Technologies, Inc.*	2,626
596	Bankrate, Inc.*	9,029
14	Barracuda Networks, Inc.*	413
291	Bazaarvoice, Inc.*	1,915
127	Bel Fuse, Inc., Class B	3,485
65	Belden, Inc.	4,679
701	Benchmark Electronics, Inc.*	16,256
17	Benefitfocus, Inc.*	630
208	Black Box Corp.	5,069
195	Blucora, Inc.*	3,699
857	Brooks Automation, Inc.	8,321
297	CACI International, Inc., Class A*	21,206
69	Calix, Inc.*	563
8	Care.com, Inc.*	86
271	CEVA, Inc.*	4,241
529	Checkpoint Systems, Inc.*	6,877
61	Chegg, Inc.*	340
962	CIBER, Inc.*	4,473
340	Ciena Corp.*	6,596
485	Cirrus Logic, Inc.*	10,733
47	Coherent, Inc.*	2,819
319	Cohu, Inc.	3,432
198	Comtech Telecommunications Corp.	6,469
34	Control4 Corp.*	577
1,355	Convergys Corp.	29,566
25	Covisint Corp.*	127
249	Cray, Inc.*	6,982
198	CSG Systems International, Inc.	5,201
432	CTS Corp.	7,564
22	Cvent, Inc.*	550
87	Cyan, Inc.*	323
373	Daktronics, Inc.	4,629
62	Dealertrack Technologies, Inc.*	2,462
467	Demand Media, Inc.*	2,148
333	Digi International, Inc.*	2,960
431	Digital River, Inc.*	6,784
101	Diodes, Inc.*	2,795
255	DSP Group, Inc.*	2,139
1,329	EarthLink Holdings Corp.	4,838
106	Ebix, Inc.	1,658
117	Electro Rent Corp.	1,890
307	Electro Scientific Industries, Inc.	2,238
277	Electronics For Imaging, Inc.*	11,271
1,037	Emulex Corp.*	5,558
74	Endurance International Group Holdings, Inc.*	966
1,527	Entegris, Inc.*	17,515
1,155	Entropic Communications, Inc.*	3,800
380	EPIQ Systems, Inc.	4,583
43	ePlus, Inc.*	2,439
1,199	Extreme Networks, Inc.*	4,772
366	Fabrinet*	6,961
20	FARO Technologies, Inc.*	850
1,205	Finisar Corp.*	28,619
696	FormFactor, Inc.*	5,053
315	Fusion-io, Inc.*	2,517
64	Gigamon, Inc.*	1,089
854	Global Cash Access Holdings, Inc.*	7,601
53	Glu Mobile, Inc.*	193
61	Gogo, Inc.*	1,104
391	GSI Group, Inc.*	4,739
265	GSI Technology, Inc.*	1,492
275	GT Advanced Technologies, Inc.*	4,637
221	Hackett Group, Inc. (The)	1,348
1,235	Harmonic, Inc.*	8,941
302	Hutchinson Technology, Inc.*	631
658	II-VI, Inc.*	8,857
437	Imation Corp.*	1,499
24	Immersion Corp.*	259
164	Infinera Corp.*	1,492
225	Inphi Corp.*	3,389
533	Insight Enterprises, Inc.*	14,487
1,202	Integrated Device Technology, Inc.*	15,987
385	Integrated Silicon Solution, Inc.*	5,405
691	Internap Network Services Corp.*	4,948
896	International Rectifier Corp.*	24,031
1,640	Intersil Corp., Class A	23,075
495	Intralinks Holdings, Inc.*	4,311
510	Itron, Inc.*	19,610
312	IXYS Corp.	3,529
579	Kemet Corp.*	3,445
855	Kopin Corp.*	2,719
31	KVH Industries, Inc.*	421
1,107	Lattice Semiconductor Corp.*	8,756
689	Limelight Networks, Inc.*	1,502
47	Lionbridge Technologies, Inc.*	265
28	Littelfuse, Inc.	2,455
16	Luxoft Holding, Inc.*	518
8	M/A-COM Technology Solutions Holdings, Inc.*	146
307	ManTech International Corp., Class A	9,053
326	Marchex, Inc., Class B	3,368
19	Mavenir Systems, Inc.*	253
24	Measurement Specialties, Inc.*	1,525
1,230	Mentor Graphics Corp.	26,064
417	Mercury Systems, Inc.*	4,887
210	Methode Electronics, Inc.	6,542
266	Microsemi Corp.*	6,472
684	MKS Instruments, Inc.	19,733

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
477	ModusLink Global Solutions, Inc.*	$1,722
196	MoneyGram International, Inc.*	2,583
1,174	Monster Worldwide, Inc.*	6,645
80	MoSys, Inc.*	266
113	Multi-Fineline Electronix, Inc.*	1,168
95	Nanometrics, Inc.*	1,630
260	NeoPhotonics Corp.*	1,212
470	NETGEAR, Inc.*	15,449
504	Newport Corp.*	9,339
180	Numerex Corp., Class A*	2,036
636	OmniVision Technologies, Inc.*	14,297
224	Oplink Communications, Inc.*	3,777
19	OSI Systems, Inc.*	1,082
269	Park Electrochemical Corp.	7,225
120	PC Connection, Inc.	2,512
204	PC-Tel, Inc.	1,428
375	Perficient, Inc.*	6,615
296	Pericom Semiconductor Corp.*	2,643
784	Photronics, Inc.*	6,891
45	Plantronics, Inc.	2,040
440	Plexus Corp.*	18,374
42	PLX Technology, Inc.*	242
1,505	PMC-Sierra, Inc.*	10,640
372	PRGX Global, Inc.*	2,373
216	Procera Networks, Inc.*	2,089
336	Progress Software Corp.*	7,298
8	QAD, Inc., Class A	180
1,148	QLogic Corp.*	11,411
2,738	Quantum Corp.*	3,121
404	QuinStreet, Inc.*	2,246
366	Radisys Corp.*	1,193
76	RealD, Inc.*	904
290	RealNetworks, Inc.*	2,230
457	RF Micro Devices, Inc.*	4,300
147	Richardson Electronics Ltd.	1,496
18	Rocket Fuel, Inc.*	450
339	Rofin-Sinar Technologies, Inc.*	7,878
143	Rogers Corp.*	8,903
242	Rubicon Technology, Inc.*	2,055
349	Rudolph Technologies, Inc.*	3,309
1,068	Sanmina Corp.*	21,734
210	Sapiens International Corp. N.V.*	1,672
360	ScanSource, Inc.*	13,356
422	Seachange International, Inc.*	4,043
707	ShoreTel, Inc.*	4,921
30	Shutterstock, Inc.*	1,951
395	Sigma Designs, Inc.*	1,359
2,287	Sonus Networks, Inc.*	8,393
610	Spansion, Inc., Class A*	11,621
580	Speed Commerce, Inc.*	2,094
437	Super Micro Computer, Inc.*	9,396
506	Sykes Enterprises, Inc.*	10,211
340	SYNNEX Corp.*	22,477
151	TechTarget, Inc.*	1,202
613	TeleCommunication Systems, Inc., Class A*	1,943
229	Telenav, Inc.*	1,280
85	TeleTech Holdings, Inc.*	2,242
66	Tessco Technologies, Inc.	2,014
680	Tessera Technologies, Inc.	15,293
19	Textura Corp.*	398
792	TiVo, Inc.*	9,425
26	Tremor Video, Inc.*	107
1,897	TriQuint Semiconductor, Inc.*	29,517
683	TTM Technologies, Inc.*	5,123
305	Ultra Clean Holdings, Inc.*	2,525
626	Unisys Corp.*	14,692
170	United Online, Inc.	1,856
78	Unwired Planet, Inc.*	168
18	Varonis Systems, Inc.*	441
219	VASCO Data Security International, Inc.*	2,442
392	Veeco Instruments, Inc.*	13,061
43	Viasystems Group, Inc.*	446
151	Violin Memory, Inc.*	509
159	Vishay Precision Group, Inc.*	2,571
221	Vocus, Inc.*	3,974
708	Vringo, Inc.*	2,329
573	Westell Technologies, Inc., Class A*	1,410
28	Wix.com Ltd.*	500
613	Xcerra Corp.*	5,915
18	YuMe, Inc.*	95
215	Zygo Corp.*	4,132
		1,054,898
	Materials — 3.5%

379	A. Schulman, Inc.	13,345
226	A.M. Castle & Co.*	2,728
1,758	AK Steel Holding Corp.*	10,759
1,340	Allied Nevada Gold Corp.*	3,698
109	Ampco-Pittsburgh Corp.	2,353
22	Arabian American Development Co.*	230
900	Axiall Corp.	41,589
663	Century Aluminum Co.*	9,050
57	Chase Corp.	1,741
58	Clearwater Paper Corp.*	3,600
818	Coeur Mining, Inc.*	5,595
1,507	Commercial Metals Co.	26,749
213	FutureFuel Corp.	3,659
741	General Moly, Inc.*	756
785	Globe Specialty Metals, Inc.	15,692
8	Handy & Harman Ltd.*	176
159	Haynes International, Inc.	8,443
3,678	Hecla Mining Co.	10,188
650	Horsehead Holding Corp.*	10,777
16	Innospec, Inc.	675
706	Intrepid Potash, Inc.*	11,444
244	Kaiser Aluminum Corp.	16,707
20	KMG Chemicals, Inc.	322
419	Kraton Performance Polymers, Inc.*	10,421
496	Louisiana-Pacific Corp.*	7,043
111	LSB Industries, Inc.*	4,236
28	Marrone Bio Innovations, Inc.*	304
126	Materion Corp.	4,295
150	Midway Gold Corp.*	125
450	Minerals Technologies, Inc.	27,900
1,919	Molycorp, Inc.*	5,316
315	Myers Industries, Inc.	6,694
184	Neenah Paper, Inc.	8,976
435	Noranda Aluminum Holding Corp.	1,366
347	Olin Corp.	9,456
87	Olympic Steel, Inc.	2,058
385	OM Group, Inc.	11,858
60	P. H. Glatfelter Co.	1,579
104	Penford Corp.*	1,246
128	Quaker Chemical Corp.	9,476
900	Resolute Forest Products, Inc.*	13,473
404	RTI International Metals, Inc.*	10,835
314	Schnitzer Steel Industries, Inc., Class A	7,825

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
112	Schweitzer-Mauduit International, Inc.	$4,668
645	Sensient Technologies Corp.	35,346
98	Stepan Co.	5,245
1,523	Stillwater Mining Co.*	25,602
902	SunCoke Energy, Inc.*	18,112
23	Taminco Corp.*	490
19	Texas Industries, Inc.*	1,632
201	Tredegar Corp.	4,271
72	UFP Technologies, Inc.*	1,750
2	United States Lime & Minerals, Inc.	128
89	Universal Stainless & Alloy Products, Inc.*	2,682
525	Walter Energy, Inc.	2,562
32	Wausau Paper Corp.	340
182	Zep, Inc.	3,185
		450,771
	Telecommunication Services — 0.4%

239	Boingo Wireless, Inc.*	1,630
328	Cbeyond, Inc.*	3,237
1,815	Cincinnati Bell, Inc.*	7,169
39	FairPoint Communications, Inc.*	550
133	Hawaiian Telcom Holdco, Inc.*	3,715
13	IDT Corp., Class B	215
48	inContact, Inc.*	407
254	Inteliquent, Inc.	3,805
1,005	Iridium Communications, Inc.*	7,960
78	magicJack VocalTec Ltd.*	1,136
2,218	NII Holdings, Inc.*	1,109
536	ORBCOMM, Inc.*	3,420
498	Premiere Global Services, Inc.*	6,479
76	RingCentral, Inc., Class A*	925
31	Shenandoah Telecommunications Co.	856
6	Straight Path Communications, Inc., Class B*	57
199	Towerstream Corp.*	386
279	USA Mobility, Inc.	4,302
2,003	Vonage Holdings Corp.*	7,611
		54,969
	Utilities — 5.3%

546	ALLETE, Inc.	27,120
455	American States Water Co.	13,777
98	Artesian Resources Corp., Class A	2,193
1,545	Atlantic Power Corp.	5,253
773	Avista Corp.	24,203
573	Black Hills Corp.	33,045
616	California Water Service Group	13,589
124	Chesapeake Utilities Corp.	8,111
779	Cleco Corp.	40,531
139	Connecticut Water Service, Inc.	4,458
189	Consolidated Water Co., Ltd.	1,926
88	Delta Natural Gas Co., Inc.	1,735
1,290	Dynegy, Inc.*	43,473
519	El Paso Electric Co.	19,779
550	Empire District Electric Co. (The)	13,206
166	Genie Energy Ltd., Class B*	1,302
648	IDACORP, Inc.	35,530
421	Laclede Group, Inc. (The)	19,652
447	MGE Energy, Inc.	16,780
204	Middlesex Water Co.	4,176
539	New Jersey Resources Corp.	29,650
348	Northwest Natural Gas Co.	15,754
489	NorthWestern Corp.	23,472
290	NRG Yield, Inc., Class A	13,604
228	Ormat Technologies, Inc.	6,790
468	Otter Tail Corp.	13,375
288	Pattern Energy Group, Inc.	8,741
974	Piedmont Natural Gas Co., Inc.	34,860
1,027	PNM Resources, Inc.	29,228
976	Portland General Electric Co.	32,276
145	SJW Corp.	3,921
335	South Jersey Industries, Inc.	19,269
597	Southwest Gas Corp.	31,259
728	UIL Holdings Corp.	26,914
178	Unitil Corp.	5,959
502	UNS Energy Corp.	30,406
667	WGL Holdings, Inc.	27,047
44	York Water Co.	896
		683,260
	Total Common Stocks
	(Cost $9,840,219)	10,448,446

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

117	Firsthand Technology Value Fund, Inc.	2,435
155	Stellus Capital Investment Corp.	2,182
		4,617
	Total Investment Companies
	(Cost $4,764)	4,617

No. of Rights
	Rights — 0.0%‡
422	Leap Wireless International, Inc.*	1,063
	Total Rights
	(Cost $—)	1,063

No. of Warrants
	Warrants — 0.0%‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants
	(Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 2.3%
	Federal Home Loan Bank
$295,327	0.00%, due 06/02/14	295,327
	Total U.S. Government & Agency Security (Cost $295,327)	295,327

	Repurchase Agreements (a)(b) — 10.4%
1,328,731	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $1,328,737	1,328,731
	Total Repurchase Agreements (Cost $1,328,731)	1,328,731

	Total Investment Securities
	(Cost $11,469,041) — 94.1%	12,078,184
	Other assets less liabilities — 5.9%	759,332
	Net Assets — 100.0%	$12,837,516

See accompanying notes to the financial statements.

*                                            Non-income producing security.

^                                             Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $1,063 or 0.01% of net assets.

‡                                            Amount represents less than 0.05%.

(a)                                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $914,623.

(b)                                    The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,139,073
Aggregate gross unrealized depreciation	(582,738)
Net unrealized appreciation	$556,335
Federal income tax cost of investments	$11,521,849

Swap Agreements(1)

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$233,007	11/06/15	Credit Suisse International	(0.30)%	Russell 2000® Value Index	$12,675	$—	$—	$12,675

8,105	11/06/15	Deutsche Bank AG	0.02%	iShares® Russell 2000 Value ETF	(1,444)

6,227,420	11/06/15	Deutsche Bank AG	(0.48)%	Russell 2000® Value Index	157,955
6,235,525					156,511	—	—	156,511

51,912	11/06/15	Morgan Stanley & Co. International PLC	(0.05)%	iShares® Russell 2000 Value ETF	2,673

5,045,910	11/06/15	Morgan Stanley & Co. International PLC	0.30%	Russell 2000® Value Index	257,459
5,097,822					260,132	(260,132)	—	—

1,918,853	11/06/14	Societe Generale	0.55%	Russell 2000® Value Index	291,195	—	(160,000)	131,195

1,736,907	01/06/15	UBS AG	0.30%	Russell 2000® Value Index	42,243	—	—	42,243

$15,222,114					$762,756

(1)                                     The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                                     The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                                     Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                                     Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) — 84.8%
	Consumer Discretionary — 13.3%

279	1-800-Flowers.com, Inc., Class A*	$1,557
1,094	Aeropostale, Inc.*	4,278
68	AMC Entertainment Holdings, Inc., Class A*	1,542
650	American Axle & Manufacturing Holdings, Inc.*	12,051
245	American Public Education, Inc.*	8,658
86	America’s Car-Mart, Inc.*	3,117
658	Ann, Inc.*	25,576
184	Arctic Cat, Inc.	6,863
383	Asbury Automotive Group, Inc.*	24,757
26	Ascent Capital Group, Inc., Class A*	1,606
37	Barnes & Noble, Inc.*	671
4	Beasley Broadcasting Group, Inc., Class A	28
209	Beazer Homes USA, Inc.*	4,090
234	Big 5 Sporting Goods Corp.	2,717
344	BJ’s Restaurants, Inc.*	10,867
771	Bloomin’ Brands, Inc.*	16,068
173	Blue Nile, Inc.*	5,332
130	Blyth, Inc.	1,135
39	Bob Evans Farms, Inc.	1,742
176	Bon-Ton Stores, Inc. (The)	1,802
969	Boyd Gaming Corp.*	10,611
254	Bravo Brio Restaurant Group, Inc.*	4,013
165	Bright Horizons Family Solutions, Inc.*	6,432
374	Brown Shoe Co., Inc.	10,528
1,193	Brunswick Corp.	51,418
389	Buckle, Inc. (The)	17,447
261	Buffalo Wild Wings, Inc.*	37,717
118	Burlington Stores, Inc.*	3,354
527	Caesars Entertainment Corp.*	9,607
154	Capella Education Co.	8,815
90	Carmike Cinemas, Inc.*	3,096
219	Carriage Services, Inc.	4,023
77	Cato Corp. (The), Class A	2,221
87	Cavco Industries, Inc.*	6,679
698	Cheesecake Factory, Inc. (The)	32,017
110	Children’s Place Retail Stores, Inc. (The)	5,322
506	Christopher & Banks Corp.*	3,451
192	Churchill Downs, Inc.	16,545
226	Chuy’s Holdings, Inc.*	7,383
11	Citi Trends, Inc.*	222
137	ClubCorp Holdings, Inc.	2,410
313	Conn’s, Inc.*	14,598
111	Container Store Group, Inc. (The)*	3,181
104	Cooper Tire & Rubber Co.	2,894
22	Core-Mark Holding Co., Inc.	1,819
274	Cracker Barrel Old Country Store, Inc.	27,551
1,061	Crocs, Inc.*	15,841
102	Crown Media Holdings, Inc., Class A*	364
100	Culp, Inc.	1,844
1,008	Cumulus Media, Inc., Class A*	6,371
183	Dana Holding Corp.	4,052
65	Del Frisco’s Restaurant Group, Inc.*	1,756
938	Denny’s Corp.*	6,097
169	Destination Maternity Corp.	3,909
118	Diamond Resorts International, Inc.*	2,270
121	DineEquity, Inc.	9,606
149	Diversified Restaurant Holdings, Inc.*	670
352	Dorman Products, Inc.*	18,702
319	Drew Industries, Inc.	15,478
337	Education Management Corp.*	630
80	Einstein Noah Restaurant Group, Inc.	1,233
769	Entravision Communications Corp., Class A	4,122
297	Ethan Allen Interiors, Inc.	6,962
129	EveryWare Global, Inc.*	142
1,190	Express, Inc.*	15,006
312	Fiesta Restaurant Group, Inc.*	12,564
235	Finish Line, Inc. (The), Class A	6,737
457	Five Below, Inc.*	16,543
67	Fox Factory Holding Corp.*	1,145
614	Francesca’s Holdings Corp.*	9,419
178	G-III Apparel Group Ltd.*	13,051
241	Genesco, Inc.*	18,048
490	Gentherm, Inc.*	20,154
32	Global Sources Ltd.*	259
31	Gordmans Stores, Inc.	133
633	Grand Canyon Education, Inc.*	27,884
47	Gray Television, Inc.*	538
65	Haverty Furniture Cos., Inc.	1,627
120	Hemisphere Media Group, Inc.*	1,363
362	Hibbett Sports, Inc.*	19,038
766	Hillenbrand, Inc.	23,202
201	Houghton Mifflin Harcourt Co.*	3,662
1,112	Hovnanian Enterprises, Inc., Class A*	5,215
471	HSN, Inc.	26,197
298	Iconix Brand Group, Inc.*	12,498
100	Ignite Restaurant Group, Inc.*	1,535
86	Installed Building Products, Inc.*	1,166
549	Interval Leisure Group, Inc.	11,249
119	Intrawest Resorts Holdings, Inc.*	1,358
394	iRobot Corp.*	13,920
326	ITT Educational Services, Inc.*	5,614
466	Jack in the Box, Inc.	26,902
233	Jamba, Inc.*	2,495
58	JoS. A. Bank Clothiers, Inc.*	3,767
58	JTH Holding, Inc., Class A*	1,594
379	K12, Inc.*	8,702
1,165	KB Home	19,199
138	Kirkland’s, Inc.*	2,449
913	Krispy Kreme Doughnuts, Inc.*	17,201
190	La-Z-Boy, Inc.	4,640
75	LGI Homes, Inc.*	1,197
293	Libbey, Inc.*	7,896
300	Life Time Fitness, Inc.*	15,960
894	LifeLock, Inc.*	10,031
102	Lincoln Educational Services Corp.	391
309	Lithia Motors, Inc., Class A	24,235
182	Loral Space & Communications, Inc.*	13,166
383	Lumber Liquidators Holdings, Inc.*	29,751
95	M/I Homes, Inc.*	2,167
76	Malibu Boats, Inc., Class A*	1,506
147	Marine Products Corp.	1,144
169	Matthews International Corp., Class A	6,929
187	Mattress Firm Holding Corp.*	8,389
678	McClatchy Co. (The), Class A*	3,485
110	MDC Holdings, Inc.	3,147
188	MDC Partners, Inc., Class A	3,952
446	Meritage Homes Corp.*	17,889
64	Monarch Casino & Resort, Inc.*	1,048
436	Monro Muffler Brake, Inc.	23,548
161	Morgans Hotel Group Co.*	1,272
14	Movado Group, Inc.	536
402	Multimedia Games Holding Co., Inc.*	11,557
38	Nathan’s Famous, Inc.*	1,867
250	National CineMedia, Inc.	3,917

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
433	Nautilus, Inc.*	$4,689
66	New Home Co., Inc. (The)*	812
238	New York & Co., Inc.*	942
409	Nexstar Broadcasting Group, Inc., Class A	19,002
66	Noodles & Co.*	2,194
399	Nutrisystem, Inc.	6,583
857	Office Depot, Inc.*	4,388
334	Orbitz Worldwide, Inc.*	2,482
284	Outerwall, Inc.*	20,087
156	Overstock.com, Inc.*	2,381
188	Oxford Industries, Inc.	12,019
568	Pacific Sunwear of California, Inc.*	1,375
423	Papa John’s International, Inc.	18,345
132	Penske Automotive Group, Inc.	6,141
280	PetMed Express, Inc.	3,724
1,163	Pier 1 Imports, Inc.	20,480
754	Pinnacle Entertainment, Inc.*	18,609
649	Pool Corp.	37,467
333	Popeyes Louisiana Kitchen, Inc.*	14,292
92	Potbelly Corp.*	1,454
1,351	Quiksilver, Inc.*	8,025
10	R.G. Barry Corp.	189
145	ReachLocal, Inc.*	870
173	Red Robin Gourmet Burgers, Inc.*	12,470
137	Rentrak Corp.*	7,079
247	Restoration Hardware Holdings, Inc.*	16,421
102	RetailMeNot, Inc.*	2,601
499	Ruth’s Hospitality Group, Inc.	6,113
643	Ryland Group, Inc. (The)	24,241
19	Saga Communications, Inc., Class A	878
498	Scientific Games Corp., Class A*	4,457
78	Sears Hometown and Outlet Stores, Inc.*	1,718
729	Select Comfort Corp.*	13,516
132	SFX Entertainment, Inc.*	966
529	Shutterfly, Inc.*	21,763
954	Sinclair Broadcast Group, Inc., Class A	28,219
778	Smith & Wesson Holding Corp.*	12,355
139	Sonic Automotive, Inc., Class A	3,658
622	Sonic Corp.*	12,938
952	Sotheby’s	37,585
198	Standard Motor Products, Inc.	8,221
204	Stein Mart, Inc.	2,758
64	Steiner Leisure Ltd.*	2,571
839	Steven Madden Ltd.*	26,731
335	Stoneridge, Inc.*	3,219
151	Strayer Education, Inc.*	8,251
269	Sturm Ruger & Co., Inc.	16,307
848	Tenneco, Inc.*	54,060
870	Texas Roadhouse, Inc.	21,994
257	Tile Shop Holdings, Inc.*	3,834
128	Tilly’s, Inc., Class A*	1,125
85	Tower International, Inc.*	2,604
11	TRI Pointe Homes, Inc.*	168
667	Tumi Holdings, Inc.*	12,339
31	UCP, Inc., Class A*	410
22	Universal Electronics, Inc.*	1,001
501	Vail Resorts, Inc.	34,915
477	ValueVision Media, Inc., Class A*	2,127
302	Vera Bradley, Inc.*	8,139
76	Vince Holding Corp.*	2,112
306	Vitacost.com, Inc.*	2,026
423	Vitamin Shoppe, Inc.*	18,181
53	WCI Communities, Inc.*	982
1,178	Wet Seal, Inc. (The), Class A*	990
5	Weyco Group, Inc.	137
192	William Lyon Homes, Class A*	5,048
31	Winmark Corp.	2,055
391	Winnebago Industries, Inc.*	9,681
1,399	Wolverine World Wide, Inc.	36,192
42	World Wrestling Entertainment, Inc., Class A	474
294	Zumiez, Inc.*	8,076
		1,789,170
	Consumer Staples — 4.3%

35	Alico, Inc.	1,312
191	Annie’s, Inc.*	6,249
737	B&G Foods, Inc.	25,250
115	Boston Beer Co., Inc. (The), Class A*	24,657
786	Boulder Brands, Inc.*	10,666
170	Calavo Growers, Inc.	5,316
177	Cal-Maine Foods, Inc.	12,347
534	Casey’s General Stores, Inc.	38,037
73	Central Garden and Pet Co., Class A*	581
230	Chefs’ Warehouse, Inc. (The)*	4,250
65	Coca-Cola Bottling Co. Consolidated	4,892
56	Craft Brew Alliance, Inc.*	617
591	Darling Ingredients, Inc.*	11,814
303	Elizabeth Arden, Inc.*	8,220
91	Fairway Group Holdings Corp.*	561
82	Farmer Bros Co.*	1,625
303	Female Health Co. (The)	1,782
535	Hain Celestial Group, Inc. (The)*	48,535
160	Inter Parfums, Inc.	4,779
196	Inventure Foods, Inc.*	2,411
208	J&J Snack Foods Corp.	19,483
258	Lancaster Colony Corp.	23,037
1,429	Lifevantage Corp.*	1,886
64	Lifeway Foods, Inc.*	841
140	Limoneira Co.	3,276
183	Medifast, Inc.*	5,752
158	National Beverage Corp.*	2,926
124	Natural Grocers by Vitamin Cottage, Inc.*	2,578
17	Oil-Dri Corp. of America	555
22	Omega Protein Corp.*	317
73	Orchids Paper Products Co.	2,201
22	Pantry, Inc. (The)*	372
845	Pilgrim’s Pride Corp.*	21,497
263	PriceSmart, Inc.	24,104
52	Revlon, Inc., Class A*	1,639
6,179	Rite Aid Corp.*	51,656
321	Sanderson Farms, Inc.	29,696
100	Snyder’s-Lance, Inc.	2,718
300	Spectrum Brands Holdings, Inc.	23,361
2,535	Star Scientific, Inc.*	1,698
2,100	SUPERVALU, Inc.*	15,687
252	Susser Holdings Corp.*	19,986
218	Synutra International, Inc.*	1,223
263	Tootsie Roll Industries, Inc.	7,653
329	TreeHouse Foods, Inc.*	24,659
687	United Natural Foods, Inc.*	46,311
84	USANA Health Sciences, Inc.*	6,040
650	Vector Group Ltd.	13,591
57	Village Super Market, Inc., Class A	1,399
216	WD-40 Co.	15,589
		585,632
	Energy — 3.6%

1,145	Abraxas Petroleum Corp.*	5,748

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Adams Resources & Energy, Inc.	$126
365	Amyris, Inc.*	1,248
20	Apco Oil and Gas International, Inc.*	281
272	Approach Resources, Inc.*	5,309
113	Athlon Energy, Inc.*	4,911
197	Bill Barrett Corp.*	4,925
410	Bonanza Creek Energy, Inc.*	21,984
120	CARBO Ceramics, Inc.	16,508
542	Carrizo Oil & Gas, Inc.*	31,143
138	CHC Group Ltd.*	970
950	Clean Energy Fuels Corp.*	10,526
34	Contango Oil & Gas Co.*	1,462
339	Delek U.S. Holdings, Inc.	10,533
295	Diamondback Energy, Inc.*	22,267
135	EPL Oil & Gas, Inc.*	5,118
236	Evolution Petroleum Corp.	2,650
1,213	EXCO Resources, Inc.	6,380
216	Forest Oil Corp.*	531
274	Forum Energy Technologies, Inc.*	9,053
745	FX Energy, Inc.*	2,757
773	Gastar Exploration, Inc.*	5,743
180	Geospace Technologies Corp.*	9,130
437	Goodrich Petroleum Corp.*	12,673
27	Hornbeck Offshore Services, Inc.*	1,222
426	ION Geophysical Corp.*	1,776
13	Isramco, Inc.*	1,654
60	Jones Energy, Inc., Class A*	1,051
612	KiOR, Inc., Class A*	267
3,700	Kodiak Oil & Gas Corp.*	47,101
752	Magnum Hunter Resources Corp.*	5,760
59	Matrix Service Co.*	1,926
972	Newpark Resources, Inc.*	10,945
264	North Atlantic Drilling Ltd.	2,769
11	Nuverra Environmental Solutions, Inc.*	187
91	Panhandle Oil and Gas, Inc., Class A	5,000
742	PetroQuest Energy, Inc.*	4,541
11	PHI, Inc. (Non-Voting)*	492
294	Quicksilver Resources, Inc.*	709
61	Renewable Energy Group, Inc.*	603
3,149	Rentech, Inc.*	7,337
7	REX American Resources Corp.*	487
630	Rex Energy Corp.*	12,524
165	RigNet, Inc.*	7,824
852	Rosetta Resources, Inc.*	40,155
124	RSP Permian, Inc.*	3,348
34	Sanchez Energy Corp.*	1,171
24	SEACOR Holdings, Inc.*	1,922
546	SemGroup Corp., Class A	37,095
732	Solazyme, Inc.*	7,313
707	Synergy Resources Corp.*	8,300
459	Targa Resources Corp.	52,767
202	TGC Industries, Inc.*	915
174	Triangle Petroleum Corp.*	1,749
1,192	Uranium Energy Corp.*	2,086
358	Ur-Energy, Inc.*	444
406	VAALCO Energy, Inc.*	2,639
426	Western Refining, Inc.	17,475
218	ZaZa Energy Corp.*	153
		483,683
	Financials — 6.4%

140	Acadia Realty Trust (REIT)	3,863
29	Alexander’s, Inc. (REIT)	10,643
130	Ambac Financial Group, Inc.*	3,663
72	American Equity Investment Life Holding Co.	1,621
1,325	American Realty Capital Properties, Inc. (REIT)	16,443
349	AmTrust Financial Services, Inc.	14,902
127	Argo Group International Holdings Ltd.	6,153
20	Aviv REIT, Inc. (REIT)	555
309	Bank of the Ozarks, Inc.	18,243
1,771	BGC Partners, Inc., Class A	12,397
14	Blue Capital Reinsurance Holdings Ltd.	251
169	BofI Holding, Inc.*	12,984
10	Capitala Finance Corp.	184
24	CatchMark Timber Trust, Inc., Class A (REIT)	318
262	Cohen & Steers, Inc.	10,608
144	Consumer Portfolio Services, Inc.*	1,057
289	CoreSite Realty Corp. (REIT)	9,161
135	Crawford & Co., Class B	1,323
99	Credit Acceptance Corp.*	12,929
39	Diamond Hill Investment Group, Inc.	4,758
378	DuPont Fabros Technology, Inc. (REIT)	9,666
395	EastGroup Properties, Inc. (REIT)	25,146
257	eHealth, Inc.*	9,463
212	Empire State Realty Trust, Inc., Class A (REIT)	3,475
302	Employers Holdings, Inc.	6,351
272	Encore Capital Group, Inc.*	11,775
47	Enstar Group Ltd.*	6,622
50	Essent Group Ltd.*	998
441	Evercore Partners, Inc., Class A	24,273
16	Fidelity & Guaranty Life	342
682	Financial Engines, Inc.	27,757
407	First Cash Financial Services, Inc.*	21,376
12	First Federal Bancshares of Arkansas, Inc.*	97
298	First Financial Bankshares, Inc.	17,725
55	Forestar Group, Inc.*	958
510	FXCM, Inc., Class A	6,824
84	GAMCO Investors, Inc., Class A	6,392
436	Geo Group, Inc. (The) (REIT)	14,828
1,807	Glimcher Realty Trust (REIT)	19,913
393	Greenhill & Co., Inc.	19,540
96	Greenlight Capital Re Ltd., Class A*	3,042
10	Hallmark Financial Services, Inc.*	98
271	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,818
136	HCI Group, Inc.	5,273
64	Health Insurance Innovations, Inc., Class A*	644
520	Healthcare Realty Trust, Inc. (REIT)	12,964
390	HFF, Inc., Class A	12,605
387	Highwoods Properties, Inc. (REIT)	15,705
166	Home BancShares, Inc./AR	5,065
34	ICG Group, Inc.*	657
79	Infinity Property & Casualty Corp.	5,057
1,024	Inland Real Estate Corp. (REIT)	10,875
62	INTL FCStone, Inc.*	1,142
203	Investors Bancorp, Inc.	2,192
81	Investors Real Estate Trust (REIT)	719
79	JGWPT Holdings, Inc., Class A*	842
431	KCG Holdings, Inc., Class A*	5,168
88	Kennedy-Wilson Holdings, Inc.	2,180

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,436	Ladenburg Thalmann Financial Services, Inc.*	$4,351
419	LTC Properties, Inc. (REIT)	16,651
90	Maiden Holdings Ltd.	1,102
35	Main Street Capital Corp.	1,086
28	Marcus & Millichap, Inc.*	570
523	MarketAxess Holdings, Inc.	27,902
40	Meadowbrook Insurance Group, Inc.	272
7	Meridian Interstate Bancorp, Inc.*	182
2,486	MGIC Investment Corp.*	21,081
407	National Health Investors, Inc. (REIT)	25,527
25	National Interstate Corp.	707
169	Northfield Bancorp, Inc.	2,199
197	Oritani Financial Corp.	2,969
4	Penns Woods Bancorp, Inc.	184
78	Physicians Realty Trust (REIT)	1,077
707	Portfolio Recovery Associates, Inc.*	39,444
564	Potlatch Corp. (REIT)	22,650
271	PS Business Parks, Inc. (REIT)	22,816
158	Pzena Investment Management, Inc., Class A	1,623
36	QTS Realty Trust, Inc., Class A (REIT)	1,048
727	Radian Group, Inc.	10,483
5	RCS Capital Corp., Class A	130
46	RE/MAX Holdings, Inc., Class A	1,322
38	Regional Management Corp.*	547
68	Rexford Industrial Realty, Inc. (REIT)	951
399	Ryman Hospitality Properties, Inc. (REIT)	18,406
271	Sabra Health Care REIT, Inc. (REIT)	7,935
109	Saul Centers, Inc. (REIT)	5,248
13	Silvercrest Asset Management Group, Inc., Class A	226
418	Sovran Self Storage, Inc. (REIT)	32,102
148	Springleaf Holdings, Inc.*	3,474
2,126	Strategic Hotels & Resorts, Inc. (REIT)*	23,173
563	Sun Communities, Inc. (REIT)	27,260
178	Tejon Ranch Co.*	5,420
97	Third Point Reinsurance Ltd.*	1,479
60	Tower Group International Ltd.	129
52	Tree.com, Inc.*	1,318
38	UMH Properties, Inc. (REIT)	377
24	United Fire Group, Inc.	666
166	Universal Health Realty Income Trust (REIT)	7,186
34	Universal Insurance Holdings, Inc.	425
260	Urstadt Biddle Properties, Inc., Class A (REIT)	5,387
94	Virtus Investment Partners, Inc.*	17,342
260	Washington Real Estate Investment Trust (REIT)	6,716
97	Westwood Holdings Group, Inc.	5,700
31	Winthrop Realty Trust (REIT)	465
1,400	WisdomTree Investments, Inc.*	14,546
108	World Acceptance Corp.*	8,531
72	ZAIS Financial Corp. (REIT)	1,182
		865,190
	Health Care — 18.1%

308	Abaxis, Inc.	12,727
540	Abiomed, Inc.*	12,312
494	Acadia Healthcare Co., Inc.*	21,064
1,017	ACADIA Pharmaceuticals, Inc.*	21,001
154	Accelerate Diagnostics, Inc.*	3,670
85	Acceleron Pharma, Inc.*	2,523
1,033	Accuray, Inc.*	9,111
325	AcelRx Pharmaceuticals, Inc.*	2,990
1,346	Achillion Pharmaceuticals, Inc.*	3,648
566	Acorda Therapeutics, Inc.*	18,610
8	Addus HomeCare Corp.*	182
402	Aegerion Pharmaceuticals, Inc.*	13,206
85	Aerie Pharmaceuticals, Inc.*	1,332
89	Agios Pharmaceuticals, Inc.*	3,129
542	Air Methods Corp.*	26,124
811	Akorn, Inc.*	22,684
1,020	Align Technology, Inc.*	55,702
302	Alimera Sciences, Inc.*	1,803
27	Alliance HealthCare Services, Inc.*	808
764	Alnylam Pharmaceuticals, Inc.*	45,298
301	AMAG Pharmaceuticals, Inc.*	5,508
424	Amicus Therapeutics, Inc.*	1,005
642	AMN Healthcare Services, Inc.*	7,190
539	Ampio Pharmaceuticals, Inc.*	4,091
130	Amsurg Corp.*	5,886
353	Anacor Pharmaceuticals, Inc.*	4,765
76	Analogic Corp.	5,192
98	Anika Therapeutics, Inc.*	4,589
1,572	Antares Pharma, Inc.*	4,637
88	Aratana Therapeutics, Inc.*	1,237
2,675	Arena Pharmaceuticals, Inc.*	16,451
50	Argos Therapeutics, Inc.*	402
779	Arqule, Inc.*	1,114
1,724	Array BioPharma, Inc.*	7,241
512	athenahealth, Inc.*	64,978
337	AtriCure, Inc.*	5,567
22	Atrion Corp.	6,939
96	Auspex Pharmaceuticals, Inc.*	2,030
687	Auxilium Pharmaceuticals, Inc.*	15,375
2,228	AVANIR Pharmaceuticals, Inc., Class A*	11,764
63	BIND Therapeutics, Inc.*	535
519	BioDelivery Sciences International, Inc.*	4,967
440	Biolase, Inc.*	823
341	Bio-Reference Labs, Inc.*	9,125
193	BioScrip, Inc.*	1,515
515	BioTime, Inc.*	1,488
82	Bluebird Bio, Inc.*	1,896
203	Cambrex Corp.*	4,362
457	Cantel Medical Corp.	15,881
399	Capital Senior Living Corp.*	9,472
64	Cara Therapeutics, Inc.*	882
364	Cardiovascular Systems, Inc.*	10,210
1,811	Cell Therapeutics, Inc.*	5,324
75	Celladon Corp.*	670
1,162	Celldex Therapeutics, Inc.*	16,977
46	Cellular Dynamics International, Inc.*	519
275	Cempra, Inc.*	2,601
759	Centene Corp.*	56,561
936	Cepheid, Inc.*	42,167
972	Cerus Corp.*	4,073
1,093	Chelsea Therapeutics International Ltd.*	7,137
246	Chemed Corp.	21,668
343	ChemoCentryx, Inc.*	1,845
157	Chimerix, Inc.*	2,897
38	Chindex International, Inc.*	900
250	Clovis Oncology, Inc.*	12,802
154	Computer Programs & Systems, Inc.	9,791
72	Conatus Pharmaceuticals, Inc.*	446
79	Concert Pharmaceuticals, Inc.*	698

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
742	Corcept Therapeutics, Inc.*	$1,677
483	Coronado Biosciences, Inc.*	869
159	Corvel Corp.*	7,508
31	CryoLife, Inc.	274
907	Curis, Inc.*	1,614
385	Cyberonics, Inc.*	23,408
92	Cynosure, Inc., Class A*	2,004
365	Cytokinetics, Inc.*	1,821
685	Cytori Therapeutics, Inc.*	1,651
2,197	Dendreon Corp.*	4,746
788	Depomed, Inc.*	9,401
986	DexCom, Inc.*	33,287
42	Dicerna Pharmaceuticals, Inc.*	679
182	Durata Therapeutics, Inc.*	2,897
1,876	Dyax Corp.*	15,477
3,218	Dynavax Technologies Corp.*	4,634
40	Eagle Pharmaceuticals, Inc./DE*	474
40	Egalet Corp.*	530
54	Eleven Biotherapeutics, Inc.*	583
67	Emergent Biosolutions, Inc.*	1,453
562	Emeritus Corp.*	17,579
51	Enanta Pharmaceuticals, Inc.*	1,937
488	Endocyte, Inc.*	3,089
875	Endologix, Inc.*	11,427
257	Ensign Group, Inc. (The)	12,053
94	Epizyme, Inc.*	2,254
51	Esperion Therapeutics, Inc.*	778
1,154	Exact Sciences Corp.*	15,556
26	Exactech, Inc.*	606
448	ExamWorks Group, Inc.*	13,270
2,707	Exelixis, Inc.*	8,960
313	Fibrocell Science, Inc.*	939
81	Five Prime Therapeutics, Inc.*	1,052
54	Flexion Therapeutics, Inc.*	688
354	Fluidigm Corp.*	9,820
82	Foundation Medicine, Inc.*	1,946
99	Furiex Pharmaceuticals, Inc.*	10,233
1,643	Galena Biopharma, Inc.*	3,779
500	GenMark Diagnostics, Inc.*	5,505
46	Genocea Biosciences, Inc.*	872
233	Genomic Health, Inc.*	6,056
437	Gentiva Health Services, Inc.*	5,956
762	Globus Medical, Inc., Class A*	18,425
96	GlycoMimetics, Inc.*	687
366	GTx, Inc.*	608
712	Haemonetics Corp.*	24,251
1,344	Halozyme Therapeutics, Inc.*	10,618
209	Hanger, Inc.*	6,349
6	Harvard Apparatus Regenerative Technology, Inc.*	42
20	Harvard Bioscience, Inc.*	82
1,018	HealthSouth Corp.	35,752
281	HealthStream, Inc.*	7,230
313	Healthways, Inc.*	5,393
228	HeartWare International, Inc.*	20,559
1,223	HMS Holdings Corp.*	22,992
434	Horizon Pharma, Inc.*	6,158
117	Hyperion Therapeutics, Inc.*	3,425
164	ICU Medical, Inc.*	9,851
1,377	Idenix Pharmaceuticals, Inc.*	8,634
903	ImmunoGen, Inc.*	10,673
1,079	Immunomedics, Inc.*	3,593
667	Infinity Pharmaceuticals, Inc.*	6,737
53	Inogen, Inc.*	889
482	Insmed, Inc.*	6,333
745	Insulet Corp.*	27,289
113	Insys Therapeutics, Inc.*	2,920
174	Integra LifeSciences Holdings Corp.*	7,821
105	Intercept Pharmaceuticals, Inc.*	24,844
1,272	InterMune, Inc.*	50,397
137	Intrexon Corp.*	2,889
234	IPC The Hospitalist Co., Inc.*	10,214
1,483	Ironwood Pharmaceuticals, Inc.*	21,237
1,566	Isis Pharmaceuticals, Inc.*	45,759
166	KaloBios Pharmaceuticals, Inc.*	312
93	Karyopharm Therapeutics, Inc.*	2,441
1,244	Keryx Biopharmaceuticals, Inc.*	16,421
125	Kindred Biosciences, Inc.*	2,113
164	KYTHERA Biopharmaceuticals, Inc.*	5,489
133	Landauer, Inc.	6,302
260	Lannett Co., Inc.*	10,863
56	LDR Holding Corp.*	1,321
2,947	Lexicon Pharmaceuticals, Inc.*	3,890
248	Ligand Pharmaceuticals, Inc.*	16,544
521	Luminex Corp.*	8,852
74	MacroGenics, Inc.*	1,381
2,074	MannKind Corp.*	18,459
679	Masimo Corp.*	16,731
849	MedAssets, Inc.*	19,884
81	Medical Action Industries, Inc.*	559
882	Medicines Co. (The)*	24,608
741	Medidata Solutions, Inc.*	28,654
168	MEI Pharma, Inc.*	1,033
910	Merge Healthcare, Inc.*	2,011
578	Meridian Bioscience, Inc.	11,797
1,347	Merrimack Pharmaceuticals, Inc.*	10,466
1,266	MiMedx Group, Inc.*	6,925
395	Molina Healthcare, Inc.*	17,021
550	Momenta Pharmaceuticals, Inc.*	6,815
178	MWI Veterinary Supply, Inc.*	24,833
761	Nanosphere, Inc.*	1,027
54	National Research Corp., Class A*	813
263	Natus Medical, Inc.*	6,483
1,419	Navidea Biopharmaceuticals, Inc.*	2,256
1,204	Nektar Therapeutics*	14,123
500	Neogen Corp.*	18,895
458	NeoGenomics, Inc.*	1,553
1,050	Neurocrine Biosciences, Inc.*	14,585
256	NewLink Genetics Corp.*	5,251
2,594	Novavax, Inc.*	12,218
899	NPS Pharmaceuticals, Inc.*	27,986
139	NuVasive, Inc.*	4,634
833	NxStage Medical, Inc.*	11,437
472	Omeros Corp.*	5,518
288	Omnicell, Inc.*	7,641
205	OncoGenex Pharmaceutical, Inc.*	777
56	OncoMed Pharmaceuticals, Inc.*	1,266
71	Onconova Therapeutics, Inc.*	344
112	Ophthotech Corp.*	4,558
2,632	OPKO Health, Inc.*	22,688
1,555	Orexigen Therapeutics, Inc.*	10,045
231	Osiris Therapeutics, Inc.*	3,555
166	OvaScience, Inc.*	1,204
187	Owens & Minor, Inc.	6,485
65	Oxford Immunotec Global PLC*	1,130
414	Pacira Pharmaceuticals, Inc.*	32,131
793	PAREXEL International Corp.*	40,007
2,235	PDL BioPharma, Inc.	20,942
2,460	Peregrine Pharmaceuticals, Inc.*	4,551
58	PhotoMedex, Inc.*	727
152	Portola Pharmaceuticals, Inc.*	3,368
713	Prestige Brands Holdings, Inc.*	24,385

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
766	Progenics Pharmaceuticals, Inc.*	$3,110
158	Providence Service Corp. (The)*	6,352
135	PTC Therapeutics, Inc.*	3,201
324	Puma Biotechnology, Inc.*	24,763
556	Quality Systems, Inc.	8,657
723	Questcor Pharmaceuticals, Inc.	65,164
391	Quidel Corp.*	8,876
832	Raptor Pharmaceutical Corp.*	6,806
101	Receptos, Inc.*	3,006
142	Regulus Therapeutics, Inc.*	956
76	Relypsa, Inc.*	1,778
438	Repligen Corp.*	8,427
320	Repros Therapeutics, Inc.*	5,200
227	Retrophin, Inc.*	3,319
82	Revance Therapeutics, Inc.*	2,582
88	Rockwell Medical, Inc.*	991
262	Sagent Pharmaceuticals, Inc.*	5,871
930	Sangamo BioSciences, Inc.*	12,220
567	Sarepta Therapeutics, Inc.*	19,097
551	Sciclone Pharmaceuticals, Inc.*	2,772
1,605	Sequenom, Inc.*	4,927
486	SIGA Technologies, Inc.*	1,298
257	Skilled Healthcare Group, Inc., Class A*	1,699
563	Spectranetics Corp. (The)*	12,071
478	Staar Surgical Co.*	7,376
134	Stemline Therapeutics, Inc.*	2,035
822	STERIS Corp.	43,993
201	Sucampo Pharmaceuticals, Inc., Class A*	1,461
525	Sunesis Pharmaceuticals, Inc.*	2,688
282	Supernus Pharmaceuticals, Inc.*	2,513
76	Surgical Care Affiliates, Inc.*	2,195
191	SurModics, Inc.*	4,089
288	Synageva BioPharma Corp.*	23,371
1,123	Synergy Pharmaceuticals, Inc.*	4,874
697	Synta Pharmaceuticals Corp.*	2,858
97	Tandem Diabetes Care, Inc.*	1,575
958	Team Health Holdings, Inc.*	48,638
405	TearLab Corp.*	2,021
206	TESARO, Inc.*	5,488
43	TetraLogic Pharmaceuticals Corp.*	193
196	Tetraphase Pharmaceuticals, Inc.*	2,066
251	TG Therapeutics, Inc.*	1,639
1,203	TherapeuticsMD, Inc.*	4,884
799	Thoratec Corp.*	26,463
656	Threshold Pharmaceuticals, Inc.*	2,532
88	Trevena, Inc.*	386
18	Triple-S Management Corp., Class B*	318
168	U.S. Physical Therapy, Inc.	5,633
79	Ultragenyx Pharmaceutical, Inc.*	2,967
1,431	Unilife Corp.*	4,121
46	Utah Medical Products, Inc.	2,521
462	Vanda Pharmaceuticals, Inc.*	4,754
230	Vascular Solutions, Inc.*	4,710
60	Veracyte, Inc.*	913
241	Verastem, Inc.*	2,236
967	Vical, Inc.*	1,160
1,403	VIVUS, Inc.*	6,917
249	Vocera Communications, Inc.*	3,217
714	Volcano Corp.*	12,395
964	West Pharmaceutical Services, Inc.	40,575
175	Xencor, Inc.*	1,540
114	XenoPort, Inc.*	462
945	XOMA Corp.*	3,912
246	ZELTIQ Aesthetics, Inc.*	4,300
1,121	ZIOPHARM Oncology, Inc.*	4,036
1,373	Zogenix, Inc.*	3,158
		2,448,744
	Industrials — 13.2%

391	AAON, Inc.	12,199
197	Acacia Research Corp.	3,180
523	Accuride Corp.*	2,876
76	Aceto Corp.	1,325
308	Acorn Energy, Inc.*	447
597	Acuity Brands, Inc.	74,929
495	Advisory Board Co. (The)*	23,953
64	Aegion Corp.*	1,534
389	Aircastle Ltd.	6,527
59	Albany International Corp., Class A	2,198
196	Allegiant Travel Co.	22,540
376	Altra Industrial Motion Corp.	12,855
18	American Science & Engineering, Inc.	1,208
146	American Woodmark Corp.*	4,025
285	Apogee Enterprises, Inc.	8,579
540	Applied Industrial Technologies, Inc.	25,715
210	Astronics Corp.*	11,521
355	AZZ, Inc.	15,801
98	Barrett Business Services, Inc.	4,622
679	Beacon Roofing Supply, Inc.*	23,426
686	Blount International, Inc.*	8,355
471	BlueLinx Holdings, Inc.*	612
474	Brink’s Co. (The)	12,656
623	Builders FirstSource, Inc.*	4,473
86	CAI International, Inc.*	1,912
4,584	Capstone Turbine Corp.*	6,922
488	Casella Waste Systems, Inc., Class A*	2,684
124	Ceco Environmental Corp.	1,776
20	Celadon Group, Inc.	467
379	Cenveo, Inc.*	1,164
423	Chart Industries, Inc.*	30,409
14	CIRCOR International, Inc.	1,068
693	CLARCOR, Inc.	40,561
39	Columbus McKinnon Corp.	1,098
134	Comfort Systems USA, Inc.	2,211
234	Commercial Vehicle Group, Inc.*	2,228
123	Continental Building Products, Inc.*	1,905
469	Corporate Executive Board Co. (The)	31,972
19	Cubic Corp.	924
461	Deluxe Corp.	25,857
284	Douglas Dynamics, Inc.	4,961
132	DXP Enterprises, Inc.*	9,183
171	Dycom Industries, Inc.*	5,087
248	Echo Global Logistics, Inc.*	4,603
36	Encore Wire Corp.	1,750
266	Energy Recovery, Inc.*	1,378
127	EnerNOC, Inc.*	2,437
219	EnerSys, Inc.	15,120
222	Enphase Energy, Inc.*	1,876
156	EnPro Industries, Inc.*	11,449
37	Erickson, Inc.*	602
105	ESCO Technologies, Inc.	3,530
79	ExOne Co. (The)*	2,344
184	Exponent, Inc.	13,014
870	Federal Signal Corp.	11,936
421	Forward Air Corp.	18,886
87	Franklin Covey Co.*	1,892
627	Franklin Electric Co., Inc.	24,014
2,760	FuelCell Energy, Inc.*	6,458
325	Furmanite Corp.*	3,533
46	G&K Services, Inc., Class A	2,383

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
660	GenCorp, Inc.*	$12,283
719	Generac Holdings, Inc.	35,001
52	General Cable Corp.	1,326
25	Global Brass & Copper Holdings, Inc.	403
188	Gorman-Rupp Co. (The)	5,961
205	GP Strategies Corp.*	4,951
139	Graham Corp.	4,142
75	Great Lakes Dredge & Dock Corp.*	572
414	H&E Equipment Services, Inc.*	14,345
954	Healthcare Services Group, Inc.	28,391
487	Heartland Express, Inc.	10,531
925	HEICO Corp.	48,183
113	Heritage-Crystal Clean, Inc.*	1,886
817	Herman Miller, Inc.	25,548
600	HNI Corp.	22,458
80	Houston Wire & Cable Co.	948
516	Hub Group, Inc., Class A*	24,267
43	Huron Consulting Group, Inc.*	2,919
147	Hyster-Yale Materials Handling, Inc.	12,360
618	InnerWorkings, Inc.*	4,654
175	Innovative Solutions & Support, Inc.*	1,171
313	Insperity, Inc.	10,022
235	Insteel Industries, Inc.	4,613
827	Interface, Inc.	15,084
403	John Bean Technologies Corp.	11,526
245	Kaman Corp.	10,420
172	KEYW Holding Corp. (The)*	1,823
343	Kforce, Inc.	7,556
819	Knight Transportation, Inc.	19,959
454	Knoll, Inc.	7,963
179	Lindsay Corp.	15,088
14	LMI Aerospace, Inc.*	194
192	Manitex International, Inc.*	3,197
828	MasTec, Inc.*	29,808
595	Matson, Inc.	14,619
170	McGrath RentCorp	5,828
262	Middleby Corp. (The)*	62,571
222	Mistras Group, Inc.*	5,053
52	Mobile Mini, Inc.	2,265
58	Moog, Inc., Class A*	4,179
395	MSA Safety, Inc.	21,591
784	Mueller Industries, Inc.	22,595
2,201	Mueller Water Products, Inc., Class A	18,554
104	Multi-Color Corp.	3,654
6	National Presto Industries, Inc.	422
242	NCI Building Systems, Inc.*	4,054
49	Norcraft Cos., Inc.*	813
126	Nortek, Inc.*	10,587
1,084	Odyssey Marine Exploration, Inc.*	1,496
38	Omega Flex, Inc.	750
638	On Assignment, Inc.*	22,490
121	Park-Ohio Holdings Corp.	6,374
93	Patrick Industries, Inc.*	3,515
332	Pendrell Corp.*	535
311	Performant Financial Corp.*	2,951
462	PGT, Inc.*	3,978
196	Pike Corp.*	1,750
197	Ply Gem Holdings, Inc.*	2,317
650	Polypore International, Inc.*	28,893
30	Power Solutions International, Inc.*	2,340
301	PowerSecure International, Inc.*	2,435
3	Preformed Line Products Co.	157
492	Primoris Services Corp.	14,253
238	Proto Labs, Inc.*	15,703
99	Quality Distribution, Inc.*	1,425
507	Raven Industries, Inc.	15,894
321	RBC Bearings, Inc.	19,250
356	Republic Airways Holdings, Inc.*	3,745
388	Revolution Lighting Technologies, Inc.*	900
422	Rexnord Corp.*	10,791
128	Roadrunner Transportation Systems, Inc.*	3,343
63	RPX Corp.*	1,024
179	Rush Enterprises, Inc., Class A*	5,939
338	Saia, Inc.*	14,730
269	Scorpio Bulkers, Inc.*	2,472
46	Simpson Manufacturing Co., Inc.	1,530
37	SkyWest, Inc.	423
139	SP Plus Corp.*	3,297
841	Spirit Airlines, Inc.*	49,678
35	Standex International Corp.	2,584
134	Steelcase, Inc., Class A	2,196
22	Sterling Construction Co., Inc.*	202
73	Stock Building Supply Holdings, Inc.*	1,397
299	Sun Hydraulics Corp.	11,039
1,169	Swift Transportation Co.*	28,944
221	TAL International Group, Inc.*	9,684
751	Taser International, Inc.*	9,966
287	Team, Inc.*	12,031
162	Teledyne Technologies, Inc.*	15,353
257	Tennant Co.	16,425
70	Tetra Tech, Inc.	1,863
99	Textainer Group Holdings Ltd.	3,835
378	Thermon Group Holdings, Inc.*	8,902
566	Titan International, Inc.	8,948
479	Trex Co., Inc.*	14,806
626	TriMas Corp.*	21,979
567	TrueBlue, Inc.*	15,428
113	UniFirst Corp.	11,181
75	Universal Truckload Services, Inc.	1,822
300	US Ecology, Inc.	14,820
1,069	USG Corp.*	32,049
902	UTi Worldwide, Inc.	8,794
76	Wabash National Corp.*	1,040
366	WageWorks, Inc.*	14,816
358	Watsco, Inc.	36,026
30	Watts Water Technologies, Inc., Class A	1,673
180	Werner Enterprises, Inc.	4,752
124	Wesco Aircraft Holdings, Inc.*	2,696
196	West Corp.	5,253
959	Woodward, Inc.	42,867
152	Xerium Technologies, Inc.*	2,095
185	XPO Logistics, Inc.*	4,649
100	YRC Worldwide, Inc.*	2,239
		1,778,220
	Information Technology — 20.7%

556	ACI Worldwide, Inc.*	30,196
618	Actuate Corp.*	2,886
259	Acxiom Corp.*	5,887
537	ADTRAN, Inc.	12,050
513	Advanced Energy Industries, Inc.*	10,039
455	Advent Software, Inc.	13,768
160	Alliance Fiber Optic Products, Inc.	3,245
272	Ambarella, Inc.*	7,056
335	American Software, Inc., Class A	3,219
333	Angie’s List, Inc.*	3,546
220	Anixter International, Inc.	22,660
1,019	Applied Micro Circuits Corp.*	9,171
44	Applied Optoelectronics, Inc.*	942

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,433	ARRIS Group, Inc.*	$47,447
1,488	Aruba Networks, Inc.*	27,550
1,232	Aspen Technology, Inc.*	52,964
334	AVG Technologies N.V.*	6,466
200	Badger Meter, Inc.	9,906
43	Barracuda Networks, Inc.*	1,268
393	Bazaarvoice, Inc.*	2,586
544	Belden, Inc.	39,163
52	Benefitfocus, Inc.*	1,926
636	Blackbaud, Inc.	21,783
712	Blackhawk Network Holdings, Inc.*	17,686
361	Blucora, Inc.*	6,848
527	Bottomline Technologies (de), Inc.*	15,188
392	Brightcove, Inc.*	3,712
391	BroadSoft, Inc.*	8,434
341	Cabot Microelectronics Corp.*	14,673
489	CalAmp Corp.*	9,340
483	Calix, Inc.*	3,941
563	Callidus Software, Inc.*	5,917
169	Carbonite, Inc.*	1,886
625	Cardtronics, Inc.*	18,113
83	Care.com, Inc.*	891
144	Cass Information Systems, Inc.	7,261
716	Cavium, Inc.*	35,070
89	ChannelAdvisor Corp.*	1,846
143	Chegg, Inc.*	797
1,047	Ciena Corp.*	20,312
359	Cirrus Logic, Inc.*	7,945
1,212	Cognex Corp.*	43,632
288	Coherent, Inc.*	17,274
648	CommVault Systems, Inc.*	31,700
216	Computer Task Group, Inc.	3,352
498	comScore, Inc.*	15,553
309	Comverse, Inc.*	7,648
428	Constant Contact, Inc.*	12,643
27	Control4 Corp.*	458
931	Conversant, Inc.*	21,953
563	Cornerstone OnDemand, Inc.*	22,627
398	CoStar Group, Inc.*	63,103
75	Covisint Corp.*	380
283	Cray, Inc.*	7,935
259	CSG Systems International, Inc.	6,804
66	Cvent, Inc.*	1,651
23	Cyan, Inc.*	85
2,188	Cypress Semiconductor Corp.*	22,427
106	Daktronics, Inc.	1,315
267	Datalink Corp.*	2,478
540	Dealertrack Technologies, Inc.*	21,443
257	Demandware, Inc.*	15,649
533	Dice Holdings, Inc.*	3,763
87	Digimarc Corp.	2,772
391	Diodes, Inc.*	10,819
242	DTS, Inc.*	4,383
229	E2open, Inc.*	4,026
319	Ebix, Inc.	4,989
182	eGain Corp.*	1,196
135	Electro Rent Corp.	2,180
348	Electronics For Imaging, Inc.*	14,160
389	Ellie Mae, Inc.*	10,834
223	Endurance International Group Holdings, Inc.*	2,910
291	Entegris, Inc.*	3,338
331	Envestnet, Inc.*	13,419
305	EPAM Systems, Inc.*	12,831
27	EPIQ Systems, Inc.	326
3	ePlus, Inc.*	170
695	Euronet Worldwide, Inc.*	32,762
411	EVERTEC, Inc.	9,827
533	Exar Corp.*	5,799
455	ExlService Holdings, Inc.*	12,895
500	Fair Isaac Corp.	29,450
217	FARO Technologies, Inc.*	9,227
582	FEI Co.	48,568
242	FleetMatics Group PLC*	6,897
162	Forrester Research, Inc.	6,127
798	Fusion-io, Inc.*	6,376
39	Gigamon, Inc.*	663
392	Global Eagle Entertainment, Inc.*	4,363
837	Glu Mobile, Inc.*	3,043
87	Gogo, Inc.*	1,574
1,573	GT Advanced Technologies, Inc.*	26,521
234	Guidance Software, Inc.*	2,246
680	Guidewire Software, Inc.*	25,684
103	Hackett Group, Inc. (The)	628
506	Heartland Payment Systems, Inc.	20,974
437	Higher One Holdings, Inc.*	1,643
439	Hittite Microwave Corp.	25,813
486	iGATE Corp.*	16,947
362	Immersion Corp.*	3,913
281	Imperva, Inc.*	5,867
1,529	Infinera Corp.*	13,914
738	Infoblox, Inc.*	9,564
141	Inphi Corp.*	2,123
538	Integrated Device Technology, Inc.*	7,155
216	Interactive Intelligence Group, Inc.*	10,949
574	InterDigital, Inc.	21,806
254	Intermolecular, Inc.*	620
791	InvenSense, Inc.*	15,266
787	Ixia*	9,145
640	j2 Global, Inc.	30,310
582	Jive Software, Inc.*	4,656
183	KVH Industries, Inc.*	2,485
416	Lattice Semiconductor Corp.*	3,291
761	Lionbridge Technologies, Inc.*	4,284
346	Liquidity Services, Inc.*	5,321
278	Littelfuse, Inc.	24,369
768	LivePerson, Inc.*	7,311
358	LogMeIn, Inc.*	15,240
48	Luxoft Holding, Inc.*	1,555
139	M/A-COM Technology Solutions Holdings, Inc.*	2,542
1,085	Manhattan Associates, Inc.*	35,219
128	Marin Software, Inc.*	1,280
105	Marketo, Inc.*	2,434
57	Mavenir Systems, Inc.*	759
952	MAXIMUS, Inc.	42,535
339	MaxLinear, Inc., Class A*	3,207
407	Maxwell Technologies, Inc.*	7,066
189	Measurement Specialties, Inc.*	12,007
37	Mesa Laboratories, Inc.	2,961
290	Methode Electronics, Inc.	9,034
649	Micrel, Inc.	6,912
1,008	Microsemi Corp.*	24,525
126	MicroStrategy, Inc., Class A*	17,781
492	Millennial Media, Inc.*	1,978
348	Mitek Systems, Inc.*	1,134
113	Model N, Inc.*	1,250
70	MoneyGram International, Inc.*	923
539	Monolithic Power Systems, Inc.*	21,177
533	Monotype Imaging Holdings, Inc.	13,725
603	MoSys, Inc.*	2,002
556	Move, Inc.*	7,272

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
220	MTS Systems Corp.	$14,564
219	Nanometrics, Inc.*	3,758
379	Neonode, Inc.*	1,338
31	Net Element International, Inc.*	69
505	NetScout Systems, Inc.*	19,629
904	NIC, Inc.	14,979
68	NVE Corp.*	3,616
65	OmniVision Technologies, Inc.*	1,461
318	OpenTable, Inc.*	21,545
23	Oplink Communications, Inc.*	388
257	OSI Systems, Inc.*	14,636
1,234	Parkervision, Inc.*	6,034
37	PC-Tel, Inc.	259
350	PDF Solutions, Inc.*	6,972
485	Pegasystems, Inc.	10,301
369	Peregrine Semiconductor Corp.*	2,354
61	Perficient, Inc.*	1,076
593	Planet Payment, Inc.*	1,672
555	Plantronics, Inc.	25,164
590	PLX Technology, Inc.*	3,404
1,217	PMC-Sierra, Inc.*	8,604
404	Power Integrations, Inc.	20,317
53	Procera Networks, Inc.*	513
360	Progress Software Corp.*	7,819
321	Proofpoint, Inc.*	10,246
331	PROS Holdings, Inc.*	7,613
1,668	PTC, Inc.*	61,382
73	QAD, Inc., Class A	1,642
1,213	Qlik Technologies, Inc.*	26,334
208	Qualys, Inc.*	4,917
96	Rally Software Development Corp.*	1,254
1,556	Rambus, Inc.*	18,828
482	RealD, Inc.*	5,731
649	RealPage, Inc.*	13,765
116	Reis, Inc.*	2,140
3,427	RF Micro Devices, Inc.*	32,248
54	Rocket Fuel, Inc.*	1,350
28	Rofin-Sinar Technologies, Inc.*	651
97	Rogers Corp.*	6,039
162	Rosetta Stone, Inc.*	1,594
34	Rubicon Technology, Inc.*	289
645	Ruckus Wireless, Inc.*	6,966
78	Rudolph Technologies, Inc.*	739
46	Sapiens International Corp. N.V.*	366
1,538	Sapient Corp.*	25,300
357	SciQuest, Inc.*	6,044
939	Semtech Corp.*	24,358
851	ServiceSource International, Inc.*	3,872
107	ShoreTel, Inc.*	745
71	Shutterstock, Inc.*	4,618
472	Silicon Graphics International Corp.*	4,168
1,076	Silicon Image, Inc.*	5,627
83	Silver Spring Networks, Inc.*	1,008
186	Sonus Networks, Inc.*	683
245	Spark Networks, Inc.*	1,120
223	SPS Commerce, Inc.*	12,686
812	SS&C Technologies Holdings, Inc.*	34,632
191	Stamps.com, Inc.*	6,173
3,715	SunEdison, Inc.*	73,148
622	SunPower Corp.*	20,737
736	Support.com, Inc.*	1,693
453	Synaptics, Inc.*	30,840
406	Synchronoss Technologies, Inc.*	12,891
215	Syntel, Inc.*	17,394
1,129	Take-Two Interactive Software, Inc.*	23,291
432	Tangoe, Inc.*	6,463
171	TeleTech Holdings, Inc.*	4,511
5	Tessco Technologies, Inc.	153
57	Textura Corp.*	1,193
745	TiVo, Inc.*	8,866
111	Travelzoo, Inc.*	2,137
77	Tremor Video, Inc.*	316
225	TriQuint Semiconductor, Inc.*	3,501
386	Trulia, Inc.*	14,919
439	Tyler Technologies, Inc.*	34,299
176	Ubiquiti Networks, Inc.*	6,153
385	Ultimate Software Group, Inc. (The)*	48,945
23	Ultra Clean Holdings, Inc.*	190
387	Ultratech, Inc.*	9,822
141	Uni-Pixel, Inc.*	740
36	Unisys Corp.*	845
561	Universal Display Corp.*	14,676
1,294	Unwired Planet, Inc.*	2,795
54	Varonis Systems, Inc.*	1,322
166	VASCO Data Security International, Inc.*	1,851
122	Veeco Instruments, Inc.*	4,065
735	Verint Systems, Inc.*	34,053
552	ViaSat, Inc.*	29,935
4	Viasystems Group, Inc.*	42
96	Violin Memory, Inc.*	324
588	VirnetX Holding Corp.*	9,285
317	Virtusa Corp.*	10,845
455	Vistaprint N.V.*	18,209
24	Vocus, Inc.*	432
169	Vringo, Inc.*	556
584	Web.com Group, Inc.*	20,113
396	WebMD Health Corp.*	16,949
541	WEX, Inc.*	52,093
85	Wix.com Ltd.*	1,518
373	XO Group, Inc.*	4,248
114	Xoom Corp.*	2,531
453	Yelp, Inc.*	29,966
54	YuMe, Inc.*	284
325	Zillow, Inc., Class A*	38,357
863	Zix Corp.*	2,848
		2,788,648
	Materials — 4.4%

300	Advanced Emissions Solutions, Inc.*	7,023
61	AEP Industries, Inc.*	1,944
399	American Vanguard Corp.	6,073
254	Arabian American Development Co.*	2,654
414	Balchem Corp.	22,828
772	Berry Plastics Group, Inc.*	18,227
172	Boise Cascade Co.*	4,500
754	Calgon Carbon Corp.*	16,173
29	Chase Corp.	886
1,370	Chemtura Corp.*	34,223
231	Clearwater Paper Corp.*	14,338
530	Coeur Mining, Inc.*	3,625
155	Deltic Timber Corp.	9,495
1,010	Ferro Corp.*	12,928
665	Flotek Industries, Inc.*	18,873
73	FutureFuel Corp.	1,254
50	Globe Specialty Metals, Inc.	999
462	Gold Resource Corp.	2,024
2,735	Graphic Packaging Holding Co.*	30,058
701	H.B. Fuller Co.	33,529
67	Handy & Harman Ltd.*	1,475
131	Hawkins, Inc.	4,730
1,019	Headwaters, Inc.*	13,176

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
664	Hecla Mining Co.	$1,839
306	Innophos Holdings, Inc.	16,065
310	Innospec, Inc.	13,073
1,138	KapStone Paper and Packaging Corp.*	33,059
93	KMG Chemicals, Inc.	1,497
289	Koppers Holdings, Inc.	10,502
361	Landec Corp.*	4,336
1,407	Louisiana-Pacific Corp.*	19,979
146	LSB Industries, Inc.*	5,571
46	Marrone Bio Innovations, Inc.*	500
151	Materion Corp.	5,148
1,402	Midway Gold Corp.*	1,164
52	Myers Industries, Inc.	1,105
23	Neenah Paper, Inc.	1,122
744	Olin Corp.	20,274
33	Olympic Steel, Inc.	781
29	OM Group, Inc.	893
656	OMNOVA Solutions, Inc.*	6,206
534	P. H. Glatfelter Co.	14,055
1,922	Paramount Gold and Silver Corp.*	1,771
22	Penford Corp.*	264
1,312	PolyOne Corp.	52,651
45	Quaker Chemical Corp.	3,331
19	Schnitzer Steel Industries, Inc., Class A	473
316	Schweitzer-Mauduit International, Inc.	13,171
157	Stepan Co.	8,403
195	Taminco Corp.*	4,155
283	Texas Industries, Inc.*	24,307
126	Tredegar Corp.	2,677
299	U.S. Silica Holdings, Inc.	15,120
25	United States Lime & Minerals, Inc.	1,602
197	US Concrete, Inc.*	4,838
305	Walter Energy, Inc.	1,488
654	Wausau Paper Corp.	6,959
737	Worthington Industries, Inc.	29,701
119	Zep, Inc.	2,082
		591,197
	Telecommunication Services — 0.7%

1,220	8x8, Inc.*	9,174
135	Atlantic Tele-Network, Inc.	7,536
19	Cbeyond, Inc.*	188
936	Cincinnati Bell, Inc.*	3,697
658	Cogent Communications Holdings, Inc.	24,129
559	Consolidated Communications Holdings, Inc.	11,415
189	Enventis Corp.	2,582
247	FairPoint Communications, Inc.*	3,483
439	General Communication, Inc., Class A*	4,978
200	IDT Corp., Class B	3,316
730	inContact, Inc.*	6,183
179	Inteliquent, Inc.	2,681
215	Lumos Networks Corp.	3,242
174	magicJack VocalTec Ltd.*	2,535
213	NTELOS Holdings Corp.	2,669
133	Premiere Global Services, Inc.*	1,730
47	RingCentral, Inc., Class A*	572
301	Shenandoah Telecommunications Co.	8,311
101	Straight Path Communications, Inc., Class B*	952
711	Towerstream Corp.*	1,379
		100,752
	Utilities — 0.1%

46	American States Water Co.	1,393
240	Pure Cycle Corp.*	1,373
59	SJW Corp.	1,595
83	South Jersey Industries, Inc.	4,774
36	UNS Energy Corp.	2,181
133	York Water Co.	2,709
		14,025
	Total Common Stocks (Cost $12,002,348)	11,445,261

No. of Rights
	Rights — 0.0%‡
133	Leap Wireless International, Inc.*^	335
81	Omthera Pharmaceuticals, Inc., at $4.70*	—
	Total Rights (Cost $—)	335

No. of Warrants
Warrants — 0.0%‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 0.5%
	Federal Home Loan Bank
$65,473	0.00%, due 06/02/14	65,473
	Total U.S. Government & Agency Security (Cost $65,473)	65,473

	Repurchase Agreements (a)(b) — 3.8%
507,084	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $507,085	507,084
	Total Repurchase Agreements (Cost $507,084)	507,084

	Total Investment Securities (Cost $12,574,905) — 89.1%	12,018,153
	Other assets less liabilities — 10.9%	1,475,515
	Net Assets — 100.0%	$13,493,668

*                           Non-income producing security.

^                            Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $335 or 0.00% of net assets.

‡                           Amount represents less than 0.05%.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $498,515.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$592,288
Aggregate gross unrealized depreciation	(1,226,446)
Net unrealized depreciation	$(634,158)
Federal income tax cost of investments	$12,652,311

Swap Agreements(1)

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$8,173,107	11/06/15	Bank of America, N.A.	0.10%	Russell 2000® Growth Index	$399,061	$(361,493)	$—	$37,568

114,514	11/06/15	Credit Suisse International	(0.30)%	Russell 2000® Growth Index	3,075	—	—	3,075

74,814	11/06/15	Deutsche Bank AG	(0.48)%	iShares® Russell 2000 Growth ETF	(424)

4,730,374	01/06/15	Deutsche Bank AG	(0.68)%	Russell 2000® Growth Index	103,671
4,805,188					103,247	—	(7)	103,240

36,546	11/06/14	Morgan Stanley & Co. International PLC	(0.25)%	iShares® Russell 2000 Growth ETF	1,935

81,752	01/06/16	Morgan Stanley & Co. International PLC	0.00%	Russell 2000® Growth Index	3,147
118,298					5,082	—	—	5,082

2,019,575	11/06/14	Societe Generale	0.55%	Russell 2000® Growth Index	968,746	—	(930,001)	38,745

311,854	01/06/15	UBS AG	0.30%	Russell 2000® Growth Index	(2,843)	2,843	—	—

$15,542,536					$1,476,368

(1)                       The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                       The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)                       Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)                       Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) — 85.1%
	Banks — 26.5%

30,635	Associated Banc-Corp	$527,841
16,002	BancorpSouth, Inc.	376,047
2,010,581	Bank of America Corp.	30,440,196
8,473	Bank of Hawaii Corp.	472,454
135,247	BB&T Corp.	5,128,566
3,932	BOK Financial Corp.	246,851
14,082	Cathay General Bancorp	338,390
37,556	CIT Group, Inc.	1,670,491
577,684	Citigroup, Inc.	27,480,428
9,051	City National Corp./CA	643,436
34,639	Comerica, Inc.	1,661,633
15,518	Commerce Bancshares, Inc./MO	673,636
10,056	Cullen/Frost Bankers, Inc.	752,792
27,245	East West Bancorp, Inc.	912,163
161,989	Fifth Third Bancorp	3,351,552
5,783	First Financial Bankshares, Inc.	343,973
44,969	First Horizon National Corp.	515,345
67,328	First Niagara Financial Group, Inc.	579,694
23,587	First Republic Bank/CA	1,199,635
31,400	FirstMerit Corp.	586,238
31,520	FNB Corp./PA	385,805
36,410	Fulton Financial Corp.	435,099
14,160	Glacier Bancorp, Inc.	371,983
15,654	Hancock Holding Co.	528,792
158,138	Huntington Bancshares, Inc./OH	1,465,939
6,132	Iberiabank Corp.	383,005
10,868	International Bancshares Corp.	261,919
720,441	JPMorgan Chase & Co.	40,034,906
169,207	KeyCorp	2,316,444
24,929	M&T Bank Corp.	3,025,633
10,457	MB Financial, Inc.	280,666
21,177	National Penn Bancshares, Inc.	217,700
20,080	Old National Bancorp/IN	271,682
101,605	PNC Financial Services Group, Inc. (The)	8,663,858
19,672	Popular, Inc.*	593,701
12,420	PrivateBancorp, Inc.	331,738
11,409	Prosperity Bancshares, Inc.	663,205
270,067	Regions Financial Corp.	2,751,983
8,998	Signature Bank/NY*	1,042,148
101,721	SunTrust Banks, Inc.	3,897,949
35,664	Susquehanna Bancshares, Inc.	352,360
9,476	SVB Financial Group*	999,244
26,428	Synovus Financial Corp.	609,430
31,481	TCF Financial Corp.	500,233
8,134	Texas Capital Bancshares, Inc.*	416,461
12,826	Trustmark Corp.	296,922
346,739	U.S. Bancorp/MN	14,628,918
7,143	UMB Financial Corp.	394,294
32,526	Umpqua Holdings Corp.	538,956
11,906	United Bankshares, Inc./WV	360,752
38,095	Valley National Bancorp	369,141
17,192	Webster Financial Corp.	514,385
910,967	Wells Fargo & Co.	46,258,904
5,024	Westamerica Bancorp.	246,025
8,791	Wintrust Financial Corp.	383,112
35,171	Zions Bancorp.	1,005,539
		213,700,192
	Capital Markets — 9.5%

10,132	Affiliated Managers Group, Inc.*	1,910,895
36,313	Ameriprise Financial, Inc.	4,089,207
215,943	Bank of New York Mellon Corp. (The)	7,462,990
23,901	BlackRock, Inc.	7,287,415
222,346	Charles Schwab Corp. (The)	5,605,343
54,843	E*TRADE Financial Corp.*	1,117,152
23,351	Eaton Vance Corp.	867,490
17,944	Federated Investors, Inc., Class B	507,277
9,704	Financial Engines, Inc.	394,953
76,812	Franklin Resources, Inc.	4,240,790
80,107	Goldman Sachs Group, Inc. (The)	12,801,900
5,056	Greenhill & Co., Inc.	251,384
82,406	Invesco Ltd.	3,024,300
28,714	Janus Capital Group, Inc.	335,379
19,940	Legg Mason, Inc.	973,869
14,534	LPL Financial Holdings, Inc.	681,644
266,868	Morgan Stanley	8,235,546
42,439	Northern Trust Corp.	2,563,316
23,564	Raymond James Financial, Inc.	1,140,498
27,085	SEI Investments Co.	891,909
82,118	State Street Corp.	5,359,842
11,538	Stifel Financial Corp.*	521,518
49,860	T. Rowe Price Group, Inc.	4,065,086
45,117	TD Ameritrade Holding Corp.	1,368,850
16,144	Waddell & Reed Financial, Inc., Class A	974,775
		76,673,328
	Consumer Finance — 4.1%

173,852	American Express Co.	15,907,458
108,978	Capital One Financial Corp.	8,597,274
5,350	Cash America International, Inc.	254,179
89,588	Discover Financial Services	5,297,338
81,559	Navient Corp.*	1,288,632
9,493	Portfolio Recovery Associates, Inc.*	529,615
14,539	Santander Consumer USA Holdings, Inc.	285,691
81,559	SLM Corp.	702,223
		32,862,410
	Diversified Financial Services — 7.9%

342,485	Berkshire Hathaway, Inc., Class B*	43,954,525
16,453	CBOE Holdings, Inc.	833,838
60,034	CME Group, Inc.	4,322,448
21,871	IntercontinentalExchange Group, Inc.	4,295,464
51,557	McGraw Hill Financial, Inc.	4,215,816
35,777	Moody’s Corp.	3,060,365
22,185	MSCI, Inc.*	957,505
22,241	NASDAQ OMX Group, Inc. (The)	842,934
26,298	Voya Financial, Inc.	941,468
		63,424,363
	Insurance — 15.1%

64,049	ACE Ltd.	6,642,522
86,719	Aflac, Inc.	5,309,804
3,179	Alleghany Corp.*	1,338,740
18,972	Allied World Assurance Co. Holdings AG	711,450
85,060	Allstate Corp. (The)	4,955,596
13,631	American Financial Group, Inc./OH	795,778
278,538	American International Group, Inc.	15,060,550
57,284	Aon PLC	5,152,123
22,358	Arch Capital Group Ltd.*	1,272,841
5,066	Argo Group International Holdings Ltd.	245,448
29,078	Arthur J. Gallagher & Co.	1,332,645
12,392	Aspen Insurance Holdings Ltd.	569,412

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
13,630	Assurant, Inc.	$924,250
30,812	Assured Guaranty Ltd.	752,429
20,227	Axis Capital Holdings Ltd.	930,240
22,688	Brown & Brown, Inc.	684,951
46,725	Chubb Corp. (The)	4,329,538
27,997	Cincinnati Financial Corp.	1,372,413
42,240	CNO Financial Group, Inc.	681,331
8,441	Endurance Specialty Holdings Ltd.	436,569
4,709	Erie Indemnity Co., Class A	356,613
9,013	Everest Re Group Ltd.	1,442,260
52,571	Fidelity National Financial, Inc., Class A	1,752,717
20,194	First American Financial Corp.	565,836
94,241	Genworth Financial, Inc., Class A*	1,601,155
8,348	Hanover Insurance Group, Inc. (The)	501,297
84,916	Hartford Financial Services Group, Inc. (The)	2,942,339
18,987	HCC Insurance Holdings, Inc.	892,009
9,716	Kemper Corp.	339,574
50,168	Lincoln National Corp.	2,406,057
58,226	Loews Corp.	2,511,287
2,661	Markel Corp.*	1,703,625
104,328	Marsh & McLennan Cos., Inc.	5,244,569
27,066	MBIA, Inc.*	318,296
6,903	Mercury General Corp.	325,476
213,752	MetLife, Inc.	10,886,389
8,184	Montpelier Re Holdings Ltd.	257,305
46,085	Old Republic International Corp.	788,054
8,973	PartnerRe Ltd.	963,431
5,348	Platinum Underwriters Holdings Ltd.	343,074
10,458	Primerica, Inc.	471,028
52,288	Principal Financial Group, Inc.	2,445,510
11,508	ProAssurance Corp.	523,039
104,192	Progressive Corp. (The)	2,607,926
14,954	Protective Life Corp.	782,094
88,086	Prudential Financial, Inc.	7,237,146
13,463	Reinsurance Group of America, Inc.	1,052,268
7,927	RenaissanceRe Holdings Ltd.	825,756
6,542	RLI Corp.	291,773
10,685	Selective Insurance Group, Inc.	253,982
8,317	StanCorp Financial Group, Inc.	499,852
16,848	Torchmark Corp.	1,363,509
67,030	Travelers Cos., Inc. (The)	6,263,954
49,360	Unum Group	1,673,798
17,763	Validus Holdings Ltd.	663,093
19,808	W. R. Berkley Corp.	882,843
1,058	White Mountains Insurance Group Ltd.	624,770
34,028	Willis Group Holdings PLC	1,427,134
52,520	XL Group PLC	1,704,799
		121,234,267
	IT Services — 4.6%

194,136	MasterCard, Inc., Class A	14,841,697
96,436	Visa, Inc., Class A	20,717,346
104,245	Western Union Co. (The)	1,685,642
		37,244,685
	Real Estate Investment Trusts — 15.9%

13,630	Alexandria Real Estate Equities, Inc.	1,037,107
19,935	American Campus Communities, Inc.	774,275
67,392	American Capital Agency Corp.	1,599,212
169,322	American Realty Capital Properties, Inc.	2,101,286
75,152	American Tower Corp.	6,735,874
180,243	Annaly Capital Management, Inc.	2,125,065
27,795	Apartment Investment & Management Co., Class A	874,987
70,565	ARMOUR Residential REIT, Inc.	306,958
23,144	AvalonBay Communities, Inc.	3,282,745
36,636	BioMed Realty Trust, Inc.	795,001
29,109	Boston Properties, Inc.	3,512,874
29,820	Brandywine Realty Trust	456,246
16,252	Camden Property Trust	1,141,540
32,351	CBL & Associates Properties, Inc.	608,846
195,505	Chimera Investment Corp.	615,841
23,709	Columbia Property Trust, Inc.	623,310
21,174	CommonWealth REIT	557,088
16,634	Corporate Office Properties Trust	458,267
22,060	Corrections Corp. of America	717,612
63,556	Crown Castle International Corp.	4,876,652
24,616	CubeSmart	448,996
30,753	CYS Investments, Inc.	284,158
60,930	DCT Industrial Trust, Inc.	482,566
55,360	DDR Corp.	958,282
37,188	DiamondRock Hospitality Co.	461,875
25,749	Digital Realty Trust, Inc.	1,480,567
24,688	Douglas Emmett, Inc.	700,892
62,218	Duke Realty Corp.	1,101,259
12,405	DuPont Fabros Technology, Inc.	317,196
5,881	EastGroup Properties, Inc.	374,384
10,070	EPR Properties	542,974
15,060	Equity Lifestyle Properties, Inc.	658,724
63,886	Equity Residential	3,948,155
11,714	Essex Property Trust, Inc.	2,119,765
20,930	Extra Space Storage, Inc.	1,095,685
12,713	Federal Realty Investment Trust	1,519,458
16,582	Franklin Street Properties Corp.	207,607
16,891	Gaming and Leisure Properties, Inc.	566,862
99,190	General Growth Properties, Inc.	2,363,698
13,716	Geo Group, Inc. (The)	466,481
18,379	Hatteras Financial Corp.	372,910
86,976	HCP, Inc.	3,631,248
55,167	Health Care REIT, Inc.	3,488,209
18,262	Healthcare Realty Trust, Inc.	455,272
17,108	Highwoods Properties, Inc.	694,243
10,855	Home Properties, Inc.	674,964
28,464	Hospitality Properties Trust	825,741
143,969	Host Hotels & Resorts, Inc.	3,177,396
23,417	Invesco Mortgage Capital, Inc.	415,886
15,621	Kilroy Realty Corp.	946,320
77,959	Kimco Realty Corp.	1,786,820
19,783	LaSalle Hotel Properties	652,641
38,815	Lexington Realty Trust	440,550
27,890	Liberty Property Trust	1,079,622
26,740	Macerich Co. (The)	1,765,910
16,855	Mack-Cali Realty Corp.	366,596
32,390	Medical Properties Trust, Inc.	437,913
69,752	MFA Financial, Inc.	574,059
14,263	Mid-America Apartment Communities, Inc.	1,031,928
23,210	National Retail Properties, Inc.	811,886
23,634	Omega Healthcare Investors, Inc.	871,858
29,353	Piedmont Office Realty Trust, Inc., Class A	546,553
33,692	Plum Creek Timber Co., Inc.	1,519,509
10,335	Post Properties, Inc.	528,635
7,712	Potlatch Corp.	309,714

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
95,051	Prologis, Inc.	$3,945,567
27,507	Public Storage	4,741,657
24,054	Rayonier, Inc.	1,144,970
41,778	Realty Income Corp.	1,808,987
15,702	Redwood Trust, Inc.	306,032
17,566	Regency Centers Corp.	938,024
35,516	Retail Properties of America, Inc., Class A	534,161
24,809	RLJ Lodging Trust	687,457
9,613	Ryman Hospitality Properties, Inc.	443,448
38,369	Senior Housing Properties Trust	920,089
59,787	Simon Property Group, Inc.	9,952,144
18,083	SL Green Realty Corp.	1,979,908
6,190	Sovran Self Storage, Inc.	475,392
71,505	Spirit Realty Capital, Inc.	807,291
41,490	Starwood Property Trust, Inc.	1,011,941
7,429	Starwood Waypoint Residential Trust*	202,748
34,791	Sunstone Hotel Investors, Inc.	511,080
18,158	Tanger Factory Outlet Centers, Inc.	643,156
12,010	Taubman Centers, Inc.	899,549
69,429	Two Harbors Investment Corp.	731,087
47,835	UDR, Inc.	1,316,419
55,987	Ventas, Inc.	3,739,932
33,137	Vornado Realty Trust	3,548,310
29,893	Washington Prime Group, Inc.*	594,572
12,658	Washington Real Estate Investment Trust	326,956
21,345	Weingarten Realty Investors	678,557
111,212	Weyerhaeuser Co.	3,494,281
11,107	WP Carey, Inc.	706,849
		127,797,317
	Real Estate Management & Development — 0.8%

8,149	Alexander & Baldwin, Inc.	308,929
3,218	Altisource Portfolio Solutions S.A.*	354,656
53,052	CBRE Group, Inc., Class A*	1,583,072
30,043	Forest City Enterprises, Inc., Class A*	571,718
5,948	Howard Hughes Corp. (The)*	880,780
8,467	Jones Lang LaSalle, Inc.	1,026,962
27,800	Realogy Holdings Corp.*	1,033,604
17,562	St. Joe Co. (The)*	413,409
		6,173,130
	Thrifts & Mortgage Finance — 0.7%

25,785	Capitol Federal Financial, Inc.	311,998
90,478	Hudson City Bancorp, Inc.	883,970
64,259	MGIC Investment Corp.*	544,916
84,121	New York Community Bancorp, Inc.	1,285,369
22,222	Ocwen Financial Corp.*	779,326
59,024	People’s United Financial, Inc.	848,175
35,895	Radian Group, Inc.	517,606
19,502	Washington Federal, Inc.	406,227
		5,577,587
	Total Common Stocks (Cost $614,056,435)	684,687,279

Principal Amount
	U.S. Government & Agency Securities (a) — 1.6%
	Federal Home Loan Bank
$2,209,322	0.00%, due 06/02/14	2,209,322
	U.S. Treasury Bills
7,000,000	0.00%, due 06/26/14	6,999,769
4,000,000	0.00%, due 07/17/14	3,999,732
	Total U.S. Government & Agency Securities (Cost $13,208,823)	13,208,823

	Repurchase Agreements (a)(b) — 3.4%
27,455,638	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $27,455,763	27,455,638
	Total Repurchase Agreements (Cost $27,455,638)	27,455,638

	Total Investment Securities (Cost $654,720,896) — 90.1%	725,351,740
	Other assets less liabilities — 9.9%	79,932,636
	Net Assets — 100.0%	$805,284,376

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $156,396,249.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,063,368
Aggregate gross unrealized depreciation	(18,874,283)
Net unrealized appreciation	$68,189,085
Federal income tax cost of investments	$657,162,655

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$38,970,729	11/06/15	Bank of America, N.A.	0.55%	Dow Jones U.S. FinancialsSM Index	$(478,161)

80,347,678	11/06/15	Bank of America, N.A.	0.09%	iShares® U.S. Financials ETF	4,649,049
119,318,407					4,170,888	$(3,738,820)	$—	$432,068

43,276,971	03/06/15	Citibank, N.A.	0.32%	Dow Jones U.S. FinancialsSM Index	891,467	(854,308)	—	37,159

139,784,708	11/06/14	Credit Suisse International	0.45%	Dow Jones U.S. FinancialsSM Index	23,766,827	(23,730,399)	(36,428)	—

277,778,523	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	11,554,382	—	(11,100,003)	454,379

16,069,777	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. FinancialsSM Index	1,303,631	(1,303,631)	—	—

70,730,852	11/06/15	Morgan Stanley & Co. International PLC	0.55%	Dow Jones U.S. FinancialsSM Index	3,262,931

77,711,851	11/06/14	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Financials ETF	24,411,165
148,442,703					27,674,096	(27,674,096)	—	—

62,685,021	11/06/15	Societe Generale	0.65%	Dow Jones U.S. FinancialsSM Index	4,473,074	—	(4,473,074)	—

118,299,616	01/06/15	UBS AG	0.40%	Dow Jones U.S. FinancialsSM Index	6,365,501	(6,365,501)	—	—

$925,655,726					$80,199,866

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) — 87.3%
	Aerospace & Defense — 17.8%

343	Alliant Techsystems, Inc.	$43,317
1,066	B/E Aerospace, Inc.*	103,136
7,381	Boeing Co. (The)	998,280
518	Curtiss-Wright Corp.	34,514
739	DigitalGlobe, Inc.*	22,436
343	Esterline Technologies Corp.*	38,227
2,045	Exelis, Inc.	34,929
3,509	General Dynamics Corp.	414,483
609	HEICO Corp.	31,723
1,075	Hexcel Corp.*	44,129
8,463	Honeywell International, Inc.	788,328
526	Huntington Ingalls Industries, Inc.	52,511
927	L-3 Communications Holdings, Inc.	112,325
2,914	Lockheed Martin Corp.	476,876
490	Moog, Inc., Class A*	35,309
2,339	Northrop Grumman Corp.	284,305
1,567	Precision Castparts Corp.	396,420
3,394	Raytheon Co.	331,153
1,459	Rockwell Collins, Inc.	115,319
1,093	Spirit AeroSystems Holdings, Inc., Class A*	35,468
406	Teledyne Technologies, Inc.*	38,477
3,049	Textron, Inc.	119,582
535	TransDigm Group, Inc.	100,960
566	Triumph Group, Inc.	39,224
9,088	United Technologies Corp.	1,056,207
		5,747,638
	Air Freight & Logistics — 4.6%

1,602	C.H. Robinson Worldwide, Inc.	95,896
2,187	Expeditors International of Washington, Inc.	99,530
2,998	FedEx Corp.	432,192
332	Forward Air Corp.	14,893
376	Hub Group, Inc., Class A*	17,683
7,670	United Parcel Service, Inc., Class B	796,760
984	UTi Worldwide, Inc.	9,594
		1,466,548
	Building Products — 1.2%

827	A. O. Smith Corp.	40,837
968	Allegion PLC	50,714
1,788	Fortune Brands Home & Security, Inc.	71,484
486	Lennox International, Inc.	41,271
3,847	Masco Corp.	81,941
1,183	Owens Corning	48,515
444	Simpson Manufacturing Co., Inc.	14,767
1,007	USG Corp.*	30,190
		379,719
	Chemicals — 0.8%

920	Sherwin-Williams Co. (The)	188,241
849	Valspar Corp. (The)	63,386
		251,627
	Commercial Services & Supplies — 3.5%

561	ABM Industries, Inc.	15,298
1,978	ADT Corp. (The)	63,692
507	Brady Corp., Class A	13,755
521	Brink’s Co. (The)	13,911
1,087	Cintas Corp.	67,524
1,151	Civeo Corp.*	26,542
596	Clean Harbors, Inc.*	36,422
1,408	Covanta Holding Corp.	26,879
544	Deluxe Corp.	30,513
1,839	Iron Mountain, Inc.	57,266
341	MSA Safety, Inc.	18,639
2,135	R.R. Donnelley & Sons Co.	33,818
2,919	Republic Services, Inc.	103,333
919	Stericycle, Inc.*	105,106
701	Tetra Tech, Inc.	18,654
4,968	Tyco International Ltd.	216,804
428	United Stationers, Inc.	17,047
1,334	Waste Connections, Inc.	60,790
4,665	Waste Management, Inc.	208,432
		1,134,425
	Construction & Engineering — 1.7%

1,069	AECOM Technology Corp.*	34,358
1,160	Chicago Bridge & Iron Co. N.V.	94,424
722	EMCOR Group, Inc.	32,143
1,731	Fluor Corp.	129,963
1,062	Foster Wheeler AG	35,959
1,424	Jacobs Engineering Group, Inc.*	78,420
1,599	KBR, Inc.	38,840
2,350	Quanta Services, Inc.*	79,783
779	URS Corp.	35,055
		558,945
	Construction Materials — 0.7%

539	Eagle Materials, Inc.	46,877
498	Martin Marietta Materials, Inc.	61,154
232	Texas Industries, Inc.*	19,926
1,409	Vulcan Materials Co.	85,907
		213,864
	Containers & Packaging — 2.3%

707	AptarGroup, Inc.	47,079
1,036	Avery Dennison Corp.	52,525
1,517	Ball Corp.	91,566
1,098	Bemis Co., Inc.	45,468
1,492	Crown Holdings, Inc.*	72,884
329	Greif, Inc., Class A	17,970
1,884	MeadWestvaco Corp.	76,453
1,778	Owens-Illinois, Inc.*	59,083
1,060	Packaging Corp. of America	73,310
774	Rock-Tenn Co., Class A	78,197
2,091	Sealed Air Corp.	68,857
472	Silgan Holdings, Inc.	23,048
1,104	Sonoco Products Co.	46,633
		753,073
	Diversified Financial Services — 0.0%‡

581	PHH Corp.*	14,798

	Electrical Equipment — 4.9%

465	Acuity Brands, Inc.	58,362
2,645	AMETEK, Inc.	140,397
1,196	Babcock & Wilcox Co. (The)	38,655
5,130	Eaton Corp. PLC	378,030
7,587	Emerson Electric Co.	506,280
509	EnerSys, Inc.	35,141
740	Generac Holdings, Inc.	36,023
531	General Cable Corp.	13,540
582	Hubbell, Inc., Class B	68,094
487	Regal-Beloit Corp.	37,173
1,498	Rockwell Automation, Inc.	181,378
1,689	Sensata Technologies Holding N.V.*	72,441
		1,565,514
	Electronic Equipment, Instruments & Components — 3.4%

1,707	Amphenol Corp., Class A	163,531
288	Anixter International, Inc.	29,664

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,079	Arrow Electronics, Inc.*	$62,258
1,493	Avnet, Inc.	65,050
469	Belden, Inc.	33,763
580	Benchmark Electronics, Inc.*	13,450
890	Cognex Corp.*	32,040
456	FEI Co.	38,053
1,520	FLIR Systems, Inc.	53,063
376	IPG Photonics Corp.*	23,726
423	Itron, Inc.*	16,264
2,025	Jabil Circuit, Inc.	38,111
917	Knowles Corp.*	25,869
242	Littelfuse, Inc.	21,214
1,061	National Instruments Corp.	30,387
4,427	TE Connectivity Ltd.	263,230
2,804	Trimble Navigation Ltd.*	101,140
445	Universal Display Corp.*	11,641
1,464	Vishay Intertechnology, Inc.	21,843
544	Zebra Technologies Corp., Class A*	40,419
		1,084,716
	Industrial Conglomerates — 14.2%

6,795	3M Co.	968,627
687	Carlisle Cos., Inc.	58,299
6,483	Danaher Corp.	508,462
108,284	General Electric Co.	2,900,928
1,074	Roper Industries, Inc.	152,164
		4,588,480
	Internet Software & Services — 0.7%

311	CoStar Group, Inc.*	49,309
1,052	LinkedIn Corp., Class A*	168,415
		217,724
	IT Services — 7.0%

6,875	Accenture PLC, Class A	559,969
574	Alliance Data Systems Corp.*	146,973
5,200	Automatic Data Processing, Inc.	414,336
408	Blackhawk Network Holdings, Inc., Class B*	10,008
1,289	Broadridge Financial Solutions, Inc.	52,875
1,088	Convergys Corp.	23,740
985	CoreLogic, Inc.*	28,102
510	Euronet Worldwide, Inc.*	24,041
3,137	Fidelity National Information Services, Inc.	169,868
2,747	Fiserv, Inc.*	165,122
792	FleetCor Technologies, Inc.*	100,117
1,685	Genpact Ltd.*	28,392
776	Global Payments, Inc.	53,203
923	Jack Henry & Associates, Inc.	53,525
732	MAXIMUS, Inc.	32,706
660	NeuStar, Inc., Class A*	18,493
3,498	Paychex, Inc.	143,803
1,784	Total System Services, Inc.	53,984
420	WEX, Inc.*	40,442
12,021	Xerox Corp.	148,459
		2,268,158
	Life Sciences Tools & Services — 1.0%

3,598	Agilent Technologies, Inc.	204,870
317	Mettler-Toledo International, Inc.*	77,671
1,218	PerkinElmer, Inc.	54,774
		337,315
	Machinery — 12.9%

785	Actuant Corp., Class A	27,891
940	AGCO Corp.	50,722
6,884	Caterpillar, Inc.	703,751
544	CLARCOR, Inc.	31,840
1,004	Colfax Corp.*	73,081
528	Crane Co.	39,130
1,874	Cummins, Inc.	286,591
3,990	Deere & Co.	363,768
1,442	Donaldson Co., Inc.	58,733
1,835	Dover Corp.	159,975
1,485	Flowserve Corp.	109,504
657	Graco, Inc.	47,948
871	Harsco Corp.	23,500
873	IDEX Corp.	66,942
4,219	Illinois Tool Works, Inc.	365,154
2,791	Ingersoll-Rand PLC	166,958
986	ITT Corp.	43,068
1,081	Joy Global, Inc.	61,779
848	Kennametal, Inc.	38,194
874	Lincoln Electric Holdings, Inc.	57,413
1,448	Manitowoc Co., Inc. (The)	39,168
612	Mueller Industries, Inc.	17,638
737	Navistar International Corp.*	25,257
653	Nordson Corp.	53,246
908	Oshkosh Corp.	49,077
3,824	PACCAR, Inc.	242,289
1,185	Pall Corp.	100,417
1,609	Parker Hannifin Corp.	201,495
2,130	Pentair Ltd.	158,983
484	SPX Corp.	50,646
1,195	Terex Corp.	45,960
841	Timken Co. (The)	54,009
609	Toro Co. (The)	39,329
836	Trinity Industries, Inc.	72,339
290	Valmont Industries, Inc.	44,936
1,036	Wabtec Corp.	81,575
646	Woodward, Inc.	28,876
1,993	Xylem, Inc.	74,339
		4,155,521
	Marine — 0.2%

614	Kirby Corp.*	67,878
463	Matson, Inc.	11,376
		79,254
	Multi-Utilities — 0.2%

2,044	MDU Resources Group, Inc.	69,251

	Paper & Forest Products — 0.1%

1,525	Louisiana-Pacific Corp.*	21,655

	Professional Services — 1.5%

539	Acacia Research Corp.	8,699
390	Advisory Board Co. (The)*	18,872
363	Corporate Executive Board Co. (The)	24,746
1,317	Equifax, Inc.	93,230
439	FTI Consulting, Inc.*	14,167
859	Manpowergroup, Inc.	70,421
1,484	Robert Half International, Inc.	67,656
693	Towers Watson & Co., Class A	77,969
1,603	Verisk Analytics, Inc., Class A*	94,882
		470,642
	Road & Rail — 6.4%

614	Con-way, Inc.	28,373
10,875	CSX Corp.	319,725
549	Genesee & Wyoming, Inc., Class A*	53,445
987	J.B. Hunt Transport Services, Inc.	76,650
1,190	Kansas City Southern	127,949
491	Landstar System, Inc.	31,881
3,343	Norfolk Southern Corp.	336,807

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
753	Old Dominion Freight Line, Inc.*	$48,162
576	Ryder System, Inc.	49,991
4,911	Union Pacific Corp.	978,615
		2,051,598
	Semiconductors & Semiconductor Equipment — 0.0%‡

430	Veeco Instruments, Inc.*	14,328

	Trading Companies & Distributors — 2.2%

956	Air Lease Corp.	39,444
453	Applied Industrial Technologies, Inc.	21,572
2,947	Fastenal Co.	143,666
496	GATX Corp.	32,662
1,100	MRC Global, Inc.*	31,669
510	MSC Industrial Direct Co., Inc., Class A	46,905
1,156	NOW, Inc.*	37,397
1,006	United Rentals, Inc.*	101,656
661	W.W. Grainger, Inc.	170,782
293	Watsco, Inc.	29,485
479	WESCO International, Inc.*	40,916
		696,154
	Total Common Stocks (Cost $26,455,195)	28,140,947

Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$43,721	0.00%, due 06/02/14	43,721
	Total U.S. Government & Agency Security (Cost $43,721)	43,721

	Repurchase Agreements (a)(b) — 1.6%
501,826	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $501,826	501,826
	Total Repurchase Agreements (Cost $501,826)	501,826

	Total Investment Securities (Cost $27,000,742) — 89.0%	28,686,494
	Other assets less liabilities — 11.0%	3,543,023
	Net Assets — 100.0%	$32,229,517

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $4,857,911.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,901,075
Aggregate gross unrealized depreciation	(278,932)
Net unrealized appreciation	$1,622,143
Federal income tax cost of investments	$27,064,351

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Industrials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$343,496	01/06/16	Bank of America, N.A.	0.04%	iShares® U.S. Industrials ETF	$19,874

2,319,007	01/06/16	Bank of America, N.A.	0.50%	Dow Jones U.S. IndustrialsSM Index	91,158
2,662,503	01/06/16				111,032	$—	$—	$111,032

372,874	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. IndustrialsSM Index	80,159	—	—	80,159

1,788,124	01/06/15	Credit Suisse International	0.45%	Dow Jones U.S. IndustrialsSM Index	808,080	(808,080)	—	—

1,593,371	11/06/15	Deutsche Bank AG	0.52%	Dow Jones U.S. IndustrialsSM Index	57,777

3,604,716	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Industrials ETF	205,814
5,198,087					263,591	—	(150,002)	113,589

1,549,537	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. IndustrialsSM Index	183,741	—	—	183,741

1,559,373	01/06/15	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Industrials ETF	926,777

1,872,932	01/06/16	Morgan Stanley & Co. International PLC	0.45%	Dow Jones U.S. IndustrialsSM Index	635,875
3,432,305					1,562,652	(1,562,380)	—	272

20,540,174	01/06/16	Societe Generale	0.55%	Dow Jones U.S. IndustrialsSM Index	547,020	—	(547,020)	—

747,278	01/06/15	UBS AG	0.45%	Dow Jones U.S. IndustrialsSM Index	48,692	—	—	48,692

$36,290,882					$3,604,967

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2014 (Unaudited)

UltraPro Financials

Shares		Value
	Common Stocks (a) — 85.5%
	Banks — 26.7%

1,115	Associated Banc-Corp	$19,211
582	BancorpSouth, Inc.	13,677
73,164	Bank of America Corp.	1,107,703
308	Bank of Hawaii Corp.	17,174
4,922	BB&T Corp.	186,642
143	BOK Financial Corp.	8,977
512	Cathay General Bancorp	12,303
1,367	CIT Group, Inc.	60,804
21,022	Citigroup, Inc.	1,000,017
329	City National Corp./CA	23,389
1,260	Comerica, Inc.	60,442
565	Commerce Bancshares, Inc./MO	24,527
366	Cullen/Frost Bankers, Inc.	27,399
991	East West Bancorp, Inc.	33,179
5,895	Fifth Third Bancorp	121,968
210	First Financial Bankshares, Inc.	12,491
1,636	First Horizon National Corp.	18,749
2,450	First Niagara Financial Group, Inc.	21,094
858	First Republic Bank/CA	43,638
1,143	FirstMerit Corp.	21,340
1,147	FNB Corp./PA	14,039
1,325	Fulton Financial Corp.	15,834
515	Glacier Bancorp, Inc.	13,529
570	Hancock Holding Co.	19,255
5,755	Huntington Bancshares, Inc./OH	53,349
223	Iberiabank Corp.	13,929
395	International Bancshares Corp.	9,519
26,216	JPMorgan Chase & Co.	1,456,823
6,157	KeyCorp	84,289
907	M&T Bank Corp.	110,083
381	MB Financial, Inc.	10,226
771	National Penn Bancshares, Inc.	7,926
731	Old National Bancorp/IN	9,890
3,697	PNC Financial Services Group, Inc. (The)	315,243
716	Popular, Inc.*	21,609
452	PrivateBancorp, Inc.	12,073
415	Prosperity Bancshares, Inc.	24,124
9,828	Regions Financial Corp.	100,147
327	Signature Bank/NY*	37,873
3,702	SunTrust Banks, Inc.	141,861
1,298	Susquehanna Bancshares, Inc.	12,824
344	SVB Financial Group*	36,275
961	Synovus Financial Corp.	22,161
1,146	TCF Financial Corp.	18,210
296	Texas Capital Bancshares, Inc.*	15,155
467	Trustmark Corp.	10,811
12,618	U.S. Bancorp/MN	532,353
260	UMB Financial Corp.	14,352
1,184	Umpqua Holdings Corp.	19,619
433	United Bankshares, Inc./WV	13,120
1,386	Valley National Bancorp	13,430
626	Webster Financial Corp.	18,730
33,149	Wells Fargo & Co.	1,683,306
183	Westamerica Bancorp.	8,961
320	Wintrust Financial Corp.	13,946
1,280	Zions Bancorp.	36,595
		7,776,193
	Capital Markets — 9.6%

369	Affiliated Managers Group, Inc.*	69,593
1,321	Ameriprise Financial, Inc.	148,758
7,858	Bank of New York Mellon Corp. (The)	271,573
870	BlackRock, Inc.	265,263
8,091	Charles Schwab Corp. (The)	203,974
1,996	E*TRADE Financial Corp.*	40,659
850	Eaton Vance Corp.	31,578
653	Federated Investors, Inc., Class B	18,460
353	Financial Engines, Inc.	14,367
2,795	Franklin Resources, Inc.	154,312
2,915	Goldman Sachs Group, Inc. (The)	465,846
184	Greenhill & Co., Inc.	9,148
2,999	Invesco Ltd.	110,063
1,045	Janus Capital Group, Inc.	12,206
726	Legg Mason, Inc.	35,458
529	LPL Financial Holdings, Inc.	24,810
9,711	Morgan Stanley	299,681
1,544	Northern Trust Corp.	93,258
857	Raymond James Financial, Inc.	41,479
986	SEI Investments Co.	32,469
2,988	State Street Corp.	195,027
420	Stifel Financial Corp.*	18,984
1,814	T. Rowe Price Group, Inc.	147,895
1,642	TD Ameritrade Holding Corp.	49,818
587	Waddell & Reed Financial, Inc., Class A	35,443
		2,790,122
	Consumer Finance — 4.1%

6,326	American Express Co.	578,829
3,966	Capital One Financial Corp.	312,878
195	Cash America International, Inc.	9,264
3,260	Discover Financial Services	192,764
2,968	Navient Corp.*	46,894
345	Portfolio Recovery Associates, Inc.*	19,248
529	Santander Consumer USA Holdings, Inc.	10,395
2,968	SLM Corp.	25,554
		1,195,826
	Diversified Financial Services — 7.9%

12,463	Berkshire Hathaway, Inc., Class B*	1,599,502
599	CBOE Holdings, Inc.	30,357
2,185	CME Group, Inc.	157,320
796	IntercontinentalExchange Group, Inc.	156,334
1,876	McGraw Hill Financial, Inc.	153,401
1,302	Moody’s Corp.	111,373
807	MSCI, Inc.*	34,830
809	NASDAQ OMX Group, Inc. (The)	30,661
957	Voya Financial, Inc.	34,261
		2,308,039
	Insurance — 15.1%

2,331	ACE Ltd.	241,748
3,156	Aflac, Inc.	193,242
116	Alleghany Corp.*	48,850
690	Allied World Assurance Co. Holdings AG	25,875
3,095	Allstate Corp. (The)	180,315
496	American Financial Group, Inc./OH	28,956
10,136	American International Group, Inc.	548,053
2,085	Aon PLC	187,525
814	Arch Capital Group Ltd.*	46,341
184	Argo Group International Holdings Ltd.	8,915
1,058	Arthur J. Gallagher & Co.	48,488
451	Aspen Insurance Holdings Ltd.	20,723
496	Assurant, Inc.	33,634
1,121	Assured Guaranty Ltd.	27,375
736	Axis Capital Holdings Ltd.	33,849
826	Brown & Brown, Inc.	24,937
1,700	Chubb Corp. (The)	157,522

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,019	Cincinnati Financial Corp.	$49,951
1,537	CNO Financial Group, Inc.	24,792
307	Endurance Specialty Holdings Ltd.	15,878
171	Erie Indemnity Co., Class A	12,950
328	Everest Re Group Ltd.	52,487
1,913	Fidelity National Financial, Inc., Class A	63,779
735	First American Financial Corp.	20,595
3,429	Genworth Financial, Inc., Class A*	58,259
304	Hanover Insurance Group, Inc. (The)	18,255
3,090	Hartford Financial Services Group, Inc. (The)	107,068
691	HCC Insurance Holdings, Inc.	32,463
354	Kemper Corp.	12,372
1,826	Lincoln National Corp.	87,575
2,119	Loews Corp.	91,392
97	Markel Corp.*	62,101
3,796	Marsh & McLennan Cos., Inc.	190,825
985	MBIA, Inc.*	11,584
251	Mercury General Corp.	11,835
7,778	MetLife, Inc.	396,134
298	Montpelier Re Holdings Ltd.	9,369
1,677	Old Republic International Corp.	28,677
327	PartnerRe Ltd.	35,110
195	Platinum Underwriters Holdings Ltd.	12,509
381	Primerica, Inc.	17,160
1,903	Principal Financial Group, Inc.	89,003
419	ProAssurance Corp.	19,044
3,791	Progressive Corp. (The)	94,889
544	Protective Life Corp.	28,451
3,205	Prudential Financial, Inc.	263,323
490	Reinsurance Group of America, Inc.	38,298
288	RenaissanceRe Holdings Ltd.	30,001
238	RLI Corp.	10,615
389	Selective Insurance Group, Inc.	9,247
303	StanCorp Financial Group, Inc.	18,210
613	Torchmark Corp.	49,610
2,439	Travelers Cos., Inc. (The)	227,925
1,796	Unum Group	60,902
646	Validus Holdings Ltd.	24,115
721	W. R. Berkley Corp.	32,135
38	White Mountains Insurance Group Ltd.	22,440
1,238	Willis Group Holdings PLC	51,922
1,911	XL Group PLC	62,031
		4,411,629
	IT Services — 4.6%

7,064	MasterCard, Inc., Class A	540,043
3,509	Visa, Inc., Class A	753,838
3,793	Western Union Co. (The)	61,333
		1,355,214
	Real Estate Investment Trusts — 16.0%

496	Alexandria Real Estate Equities, Inc.	37,741
725	American Campus Communities, Inc.	28,159
2,452	American Capital Agency Corp.	58,186
6,161	American Realty Capital Properties, Inc.	76,458
2,735	American Tower Corp.	245,138
6,559	Annaly Capital Management, Inc.	77,331
1,011	Apartment Investment & Management Co., Class A	31,826
2,568	ARMOUR Residential REIT, Inc.	11,171
842	AvalonBay Communities, Inc.	119,429
1,333	BioMed Realty Trust, Inc.	28,926
1,059	Boston Properties, Inc.	127,800
1,085	Brandywine Realty Trust	16,600
591	Camden Property Trust	41,512
1,177	CBL & Associates Properties, Inc.	22,151
7,114	Chimera Investment Corp.	22,409
863	Columbia Property Trust, Inc.	22,688
771	CommonWealth REIT	20,285
605	Corporate Office Properties Trust	16,668
803	Corrections Corp. of America	26,122
2,313	Crown Castle International Corp.	177,476
896	CubeSmart	16,343
1,119	CYS Investments, Inc.	10,340
2,217	DCT Industrial Trust, Inc.	17,559
2,015	DDR Corp.	34,880
1,353	DiamondRock Hospitality Co.	16,804
937	Digital Realty Trust, Inc.	53,877
898	Douglas Emmett, Inc.	25,494
2,264	Duke Realty Corp.	40,073
451	DuPont Fabros Technology, Inc.	11,532
214	EastGroup Properties, Inc.	13,623
366	EPR Properties	19,735
548	Equity Lifestyle Properties, Inc.	23,969
2,325	Equity Residential	143,685
425	Essex Property Trust, Inc.	76,908
762	Extra Space Storage, Inc.	39,891
463	Federal Realty Investment Trust	55,338
603	Franklin Street Properties Corp.	7,550
615	Gaming and Leisure Properties, Inc.	20,639
3,609	General Growth Properties, Inc.	86,002
499	Geo Group, Inc. (The)	16,971
669	Hatteras Financial Corp.	13,574
3,165	HCP, Inc.	132,139
2,007	Health Care REIT, Inc.	126,903
665	Healthcare Realty Trust, Inc.	16,578
623	Highwoods Properties, Inc.	25,281
395	Home Properties, Inc.	24,561
1,036	Hospitality Properties Trust	30,054
5,239	Host Hotels & Resorts, Inc.	115,625
852	Invesco Mortgage Capital, Inc.	15,132
568	Kilroy Realty Corp.	34,409
2,837	Kimco Realty Corp.	65,024
720	LaSalle Hotel Properties	23,753
1,412	Lexington Realty Trust	16,026
1,015	Liberty Property Trust	39,291
973	Macerich Co. (The)	64,257
613	Mack-Cali Realty Corp.	13,333
1,179	Medical Properties Trust, Inc.	15,940
2,538	MFA Financial, Inc.	20,888
519	Mid-America Apartment Communities, Inc.	37,550
845	National Retail Properties, Inc.	29,558
860	Omega Healthcare Investors, Inc.	31,725
1,068	Piedmont Office Realty Trust, Inc., Class A	19,886
1,226	Plum Creek Timber Co., Inc.	55,293
376	Post Properties, Inc.	19,232
281	Potlatch Corp.	11,285
3,459	Prologis, Inc.	143,583
1,001	Public Storage	172,552
875	Rayonier, Inc.	41,650
1,520	Realty Income Corp.	65,816
571	Redwood Trust, Inc.	11,129
639	Regency Centers Corp.	34,123
1,292	Retail Properties of America, Inc., Class A	19,432
903	RLJ Lodging Trust	25,022
350	Ryman Hospitality Properties, Inc.	16,145
1,396	Senior Housing Properties Trust	33,476
2,176	Simon Property Group, Inc.	362,217

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
658	SL Green Realty Corp.	$72,044
225	Sovran Self Storage, Inc.	17,280
2,600	Spirit Realty Capital, Inc.	29,354
1,510	Starwood Property Trust, Inc.	36,829
270	Starwood Waypoint Residential Trust*	7,368
1,266	Sunstone Hotel Investors, Inc.	18,598
661	Tanger Factory Outlet Centers, Inc.	23,413
437	Taubman Centers, Inc.	32,731
2,526	Two Harbors Investment Corp.	26,599
1,741	UDR, Inc.	47,912
2,037	Ventas, Inc.	136,072
1,206	Vornado Realty Trust	129,138
1,088	Washington Prime Group, Inc.*	21,640
461	Washington Real Estate Investment Trust	11,908
777	Weingarten Realty Investors	24,701
4,047	Weyerhaeuser Co.	127,157
404	WP Carey, Inc.	25,711
		4,650,186
	Real Estate Management & Development — 0.8%

297	Alexander & Baldwin, Inc.	11,259
117	Altisource Portfolio Solutions S.A.*	12,895
1,930	CBRE Group, Inc., Class A*	57,591
1,093	Forest City Enterprises, Inc., Class A*	20,800
216	Howard Hughes Corp. (The)*	31,985
308	Jones Lang LaSalle, Inc.	37,358
1,012	Realogy Holdings Corp.*	37,626
639	St. Joe Co. (The)*	15,042
		224,556
	Thrifts & Mortgage Finance — 0.7%

938	Capitol Federal Financial, Inc.	11,350
3,292	Hudson City Bancorp, Inc.	32,163
2,338	MGIC Investment Corp.*	19,826
3,061	New York Community Bancorp, Inc.	46,772
809	Ocwen Financial Corp.*	28,372
2,148	People’s United Financial, Inc.	30,867
1,306	Radian Group, Inc.	18,832
710	Washington Federal, Inc.	14,789
		202,971
	Total Common Stocks (Cost $23,508,977)	24,914,736

Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$54,068	0.00%, due 06/02/14	54,068
	Total U.S. Government & Agency Security (Cost $54,068)	54,068

	Repurchase Agreements (a)(b) — 1.6%
455,235	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 05/30/14, due 06/02/14, total to be received $455,235	455,235
	Total Repurchase Agreements (Cost $455,235)	455,235

	Total Investment Securities (Cost $24,018,280) — 87.3%	25,424,039
	Other assets less liabilities — 12.7%	3,711,188
	Net Assets — 100.0%	$29,135,227

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2014, the aggregate value of segregated securities was $2,992,522.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,682,197
Aggregate gross unrealized depreciation	(291,099)
Net unrealized appreciation	$1,391,098
Federal income tax cost of investments	$24,032,941

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro Financials had the following open swap agreements as of May 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$92,238	01/06/16	Bank of America, N.A.	0.09%	iShares® U.S. Financials ETF	$4,298

16,100,217	01/06/16	Bank of America, N.A.	0.55%	Dow Jones U.S. FinancialsSM Index	390,638
16,192,455					394,936	$(379,809)	$—	$15,127

659,890	01/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Financials ETF	628,032

4,793,276	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	154,294
5,453,166					782,326	—	(782,326)	—

892,919	11/06/14	Morgan Stanley & Co. International PLC	0.40%	iShares® U.S. Financials ETF	740,835

37,777,160	11/06/15	Morgan Stanley & Co. International PLC	0.55%	Dow Jones U.S. FinancialsSM Index	1,752,338
38,670,079					2,493,173	—	(2,486,103)	7,070

1,003,839	11/06/15	Societe Generale	0.65%	Dow Jones U.S. FinancialsSM Index	3,895	—	(3,895)	—

1,171,999	01/06/15	UBS AG	0.40%	Dow Jones U.S. FinancialsSM Index	68,311	—	—	68,311

$62,491,538					$3,742,641

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of May 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, (1) with respect to the funds designated with the number “(1)”, the accompanying  statements of assets and liabilities, including the summary schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of portfolio investments (included in Item 6 of this Form N-CSR), and (2) with respect to the funds designated with the number “(2)”, the accompanying  statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR), present fairly, in all material respects, the financial position of the following one hundred twenty-four funds included in the ProShares Trust (the “Funds”) at May 31, 2014

DJ Brookfield Global Infrastructure ETF	(2)	Short Oil & Gas	(2)	Ultra Russell2000	(1)
Global Listed Private Equity ETF	(2)	Short Real Estate	(2)	Ultra SmallCap600	(1)
Large Cap Core Plus	(1)	Short KBW Regional Banking	(2)	UltraPro S&P500	(1)
S&P500 Aristocrats ETF	(2)	UltraShort Basic Materials	(2)	UltraPro QQQ	(2)
High Yield-Interest Rate Hedged	(2)	UltraShort Nasdaq Biotechnology	(2)	UltraPro Dow30	(2)
Investment Grade-Interest Rate Hedged	(2)	UltraShort Consumer Goods	(2)	UltraPro MidCap400	(1)
USD Covered Bond	(2)	UltraShort Consumer Services	(2)	UltraPro Russell2000	(1)
German Sovereign/Sub-Sovereign ETF	(2)	UltraShort Financials	(2)	Ultra Russell1000 Value	(1)
Short Term USD Emerging Markets Bond ETF	(2)	UltraShort Health Care	(2)	Ultra Russell1000 Growth	(1)
Hedge Replication ETF	(1)	UltraShort Industrials	(2)	Ultra Russell MidCap Value	(1)
Merger ETF	(2)	UltraShort Oil & Gas	(2)	Ultra Russell MidCap Growth	(1)
RAFI Long/Short	(1)	UltraShort Real Estate	(2)	Ultra Russell2000 Value	(1)
30 Year TIPS/TSY Spread	(2)	UltraShort Semiconductors	(2)	Ultra Russell2000 Growth	(1)
Short 30 Year TIPS/TSY Spread	(2)	UltraShort Technology	(2)	Ultra Basic Materials	(2)
UltraPro 10 Year TIPS/TSY Spread	(2)	UltraShort Telecommunications	(2)	Ultra Nasdaq Biotechnology	(2)
UltraPro Short 10 Year TIPS/TSY Spread	(2)	UltraShort Utilities	(2)	Ultra Consumer Goods	(2)
Short S&P500	(2)	UltraPro Short Financials	(2)	Ultra Consumer Services	(2)
Short QQQ	(2)	Short MSCI EAFE	(2)	Ultra Financials	(1)
Short Dow30	(2)	Short MSCI Emerging Markets	(2)	Ultra Health Care	(2)
Short MidCap400	(2)	Short FTSE China 25	(2)	Ultra Industrials	(1)
Short Russell2000	(2)	UltraShort MSCI EAFE	(2)	Ultra Oil & Gas	(2)
Short SmallCap600	(2)	UltraShort MSCI Emerging Markets	(2)	Ultra Real Estate	(2)
UltraShort Russell3000	(2)	UltraShort FTSE Europe	(2)	Ultra KBW Regional Banking	(2)
UltraShort S&P500	(2)	UltraShort MSCI Pacific ex-Japan	(2)	Ultra Semiconductors	(2)
UltraShort QQQ	(2)	UltraShort MSCI Brazil Capped	(2)	Ultra Technology	(2)
UltraShort Dow30	(2)	UltraShort FTSE China 25	(2)	Ultra Telecommunications	(2)
UltraShort MidCap400	(2)	UltraShort MSCI Japan	(2)	Ultra Utilities	(2)
UltraShort Russell2000	(2)	UltraShort MSCI Mexico Capped IMI	(2)	UltraPro Financials	(1)
UltraShort SmallCap600	(2)	Short 7-10 Year Treasury	(2)	Ultra MSCI EAFE	(2)
UltraPro Short S&P500	(2)	Short 20+ Year Treasury	(2)	Ultra MSCI Emerging Markets	(2)
UltraPro Short QQQ	(2)	Short High Yield	(2)	Ultra FTSE Europe	(2)
UltraPro Short Dow30	(2)	Short Investment Grade Corporate	(2)	Ultra MSCI Pacific ex-Japan	(2)
UltraPro Short MidCap400	(2)	UltraShort 3-7 Year Treasury	(2)	Ultra MSCI Brazil Capped	(2)
UltraPro Short Russell2000	(2)	UltraShort 7-10 Year Treasury	(2)	Ultra FTSE China 25	(2)
UltraShort Russell1000 Value	(2)	UltraShort 20+ Year Treasury	(2)	Ultra MSCI Japan	(2)
UltraShort Russell1000 Growth	(2)	UltraShort TIPS	(2)	Ultra MSCI Mexico Capped IMI	(2)
UltraShort Russell MidCap Value	(2)	UltraPro Short 20+ Year Treasury	(2)	Ultra 7-10 Year Treasury	(2)
UltraShort Russell MidCap Growth	(2)	Ultra Russell3000	(1)	Ultra 20+ Year Treasury	(2)
UltraShort Russell2000 Value	(2)	Ultra S&P500	(1)	Ultra High Yield	(2)
UltraShort Russell2000 Growth	(2)	Ultra QQQ	(2)	Ultra Investment Grade Corporate	(2)
Short Basic Materials	(2)	Ultra Dow30	(2)
Short Financials	(2)	Ultra MidCap400	(1)

the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements, financial highlights, and (with respect to the funds designated with the number (1)) schedules of portfolio investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United

States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 29, 2014

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)      Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
July 24, 2014

By:	/s/ Charles S. Todd
Charles S. Todd
Treasurer
July 24, 2014